John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

500 Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.8%
Communication services – 10.4%
Diversified telecommunication services – 2.0%
AT&T, Inc.	1,615,787	$47,100,191
CenturyLink, Inc.	217,032	2,053,123
Verizon Communications, Inc.	914,791	49,151,720
		98,305,034
Entertainment – 2.0%
Activision Blizzard, Inc.	169,931	10,107,496
Electronic Arts, Inc. (A)	64,583	6,469,279
Live Nation Entertainment, Inc. (A)	31,169	1,416,943
Netflix, Inc. (A)	96,936	36,399,468
Take-Two Interactive Software, Inc. (A)	25,034	2,969,283
The Walt Disney Company	398,671	38,511,619
		95,874,088
Interactive media and services – 5.0%
Alphabet, Inc., Class A (A)	66,274	77,007,074
Alphabet, Inc., Class C (A)	66,111	76,874,532
Facebook, Inc., Class A (A)	532,285	88,785,138
Twitter, Inc. (A)	171,722	4,217,492
		246,884,236
Media – 1.3%
Charter Communications, Inc., Class A (A)	34,680	15,131,231
Comcast Corp., Class A	1,004,156	34,522,883
Discovery, Inc., Series A (A)(B)	34,979	679,992
Discovery, Inc., Series C (A)	74,190	1,301,293
DISH Network Corp., Class A (A)	56,400	1,127,436
Fox Corp., Class A	78,414	1,852,923
Fox Corp., Class B	35,914	821,712
News Corp., Class A	85,944	771,347
News Corp., Class B	26,936	242,155
Omnicom Group, Inc.	48,160	2,643,984
The Interpublic Group of Companies, Inc.	85,762	1,388,487
ViacomCBS, Inc., Class B	119,531	1,674,629
		62,158,072
Wireless telecommunication services – 0.1%
T-Mobile US, Inc. (A)(B)	70,020	5,874,678
		509,096,108
Consumer discretionary – 9.5%
Auto components – 0.1%
Aptiv PLC	56,467	2,780,435
BorgWarner, Inc.	45,674	1,113,075
		3,893,510
Automobiles – 0.2%
Ford Motor Company	861,321	4,160,180
General Motors Company	278,108	5,779,084
Harley-Davidson, Inc. (B)	34,128	646,043
		10,585,307
Distributors – 0.1%
Genuine Parts Company	32,137	2,163,784
LKQ Corp. (A)	67,786	1,390,291
		3,554,075
Diversified consumer services – 0.0%
H&R Block, Inc.	43,186	608,059
Hotels, restaurants and leisure – 1.5%
Carnival Corp. (B)	88,600	1,166,862
Chipotle Mexican Grill, Inc. (A)	5,656	3,701,286
Darden Restaurants, Inc.	27,118	1,476,846
Hilton Worldwide Holdings, Inc.	62,411	4,258,927
Las Vegas Sands Corp.	74,748	3,174,548
Marriott International, Inc., Class A	60,021	4,490,171
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
McDonald's Corp.	166,576	$27,543,342
MGM Resorts International	113,909	1,344,126
Norwegian Cruise Line Holdings, Ltd. (A)	47,060	515,778
Royal Caribbean Cruises, Ltd. (B)	38,022	1,223,168
Starbucks Corp.	261,224	17,172,866
Wynn Resorts, Ltd.	21,371	1,286,320
Yum! Brands, Inc.	66,901	4,584,726
		71,938,966
Household durables – 0.3%
D.R. Horton, Inc.	74,171	2,521,814
Garmin, Ltd.	31,957	2,395,497
Leggett & Platt, Inc.	29,109	776,628
Lennar Corp., A Shares	61,907	2,364,847
Mohawk Industries, Inc. (A)	13,149	1,002,480
Newell Brands, Inc.	84,286	1,119,318
NVR, Inc. (A)	768	1,973,076
PulteGroup, Inc.	56,346	1,257,643
Whirlpool Corp.	13,979	1,199,398
		14,610,701
Internet and direct marketing retail – 4.1%
Amazon.com, Inc. (A)	92,119	179,606,257
Booking Holdings, Inc. (A)	9,258	12,454,973
eBay, Inc.	169,146	5,084,529
Expedia Group, Inc.	30,910	1,739,306
		198,885,065
Leisure products – 0.0%
Hasbro, Inc.	28,147	2,013,918
Multiline retail – 0.5%
Dollar General Corp.	56,315	8,504,128
Dollar Tree, Inc. (A)	52,347	3,845,934
Kohl's Corp.	34,631	505,266
Macy's, Inc. (B)	68,348	335,589
Nordstrom, Inc. (B)	23,695	363,481
Target Corp.	112,085	10,420,542
		23,974,940
Specialty retail – 2.1%
Advance Auto Parts, Inc.	15,319	1,429,569
AutoZone, Inc. (A)	5,270	4,458,420
Best Buy Company, Inc.	50,370	2,871,090
CarMax, Inc. (A)(B)	36,370	1,957,797
L Brands, Inc. (B)	51,369	593,826
Lowe's Companies, Inc.	169,536	14,588,573
O'Reilly Automotive, Inc. (A)	16,735	5,038,072
Ross Stores, Inc.	80,011	6,958,557
The Gap, Inc. (B)	47,065	331,338
The Home Depot, Inc.	241,280	45,049,389
The TJX Companies, Inc.	268,229	12,824,028
Tiffany & Company	23,877	3,092,072
Tractor Supply Company	26,186	2,214,026
Ulta Beauty, Inc. (A)	12,643	2,221,375
		103,628,132
Textiles, apparel and luxury goods – 0.6%
Capri Holdings, Ltd. (A)(B)	33,540	361,897
Hanesbrands, Inc.	80,003	629,624
NIKE, Inc., Class B	275,608	22,803,806
PVH Corp.	16,400	617,296
Ralph Lauren Corp.	11,001	735,197
Tapestry, Inc.	61,034	790,390
Under Armour, Inc., Class A (A)	41,628	383,394
Under Armour, Inc., Class C (A)	43,038	346,886

1

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
VF Corp.	72,437	$3,917,393
		30,585,883
		464,278,556
Consumer staples – 7.5%
Beverages – 1.8%
Brown-Forman Corp., Class B	40,300	2,237,053
Constellation Brands, Inc., Class A	37,049	5,311,345
Molson Coors Beverage Company, Class B	41,552	1,620,944
Monster Beverage Corp. (A)	84,440	4,750,594
PepsiCo, Inc.	308,434	37,042,923
The Coca-Cola Company	852,915	37,741,489
		88,704,348
Food and staples retailing – 1.7%
Costco Wholesale Corp.	97,718	27,862,333
Sysco Corp.	112,857	5,149,665
The Kroger Company	177,394	5,343,107
Walgreens Boots Alliance, Inc.	165,833	7,586,860
Walmart, Inc.	313,776	35,651,229
		81,593,194
Food products – 1.2%
Archer-Daniels-Midland Company	123,133	4,331,819
Campbell Soup Company	37,365	1,724,768
Conagra Brands, Inc.	107,643	3,158,246
General Mills, Inc.	133,685	7,054,557
Hormel Foods Corp.	61,505	2,868,593
Kellogg Company	55,076	3,304,009
Lamb Weston Holdings, Inc.	32,308	1,844,787
McCormick & Company, Inc.	27,332	3,859,552
Mondelez International, Inc., Class A	318,474	15,949,178
The Hershey Company	32,802	4,346,265
The J.M. Smucker Company	25,228	2,800,308
The Kraft Heinz Company	137,755	3,408,059
Tyson Foods, Inc., Class A	65,292	3,778,448
		58,428,589
Household products – 1.8%
Church & Dwight Company, Inc.	54,280	3,483,690
Colgate-Palmolive Company	189,569	12,579,799
Kimberly-Clark Corp.	75,825	9,695,743
The Clorox Company	27,760	4,809,420
The Procter & Gamble Company	551,604	60,676,440
		91,245,092
Personal products – 0.2%
Coty, Inc., Class A	65,379	337,356
The Estee Lauder Companies, Inc., Class A	49,226	7,843,671
		8,181,027
Tobacco – 0.8%
Altria Group, Inc.	413,210	15,978,831
Philip Morris International, Inc.	344,143	25,108,673
		41,087,504
		369,239,754
Energy – 2.6%
Energy equipment and services – 0.2%
Baker Hughes Company	143,744	1,509,312
Halliburton Company	194,161	1,330,003
Helmerich & Payne, Inc. (B)	23,987	375,397
National Oilwell Varco, Inc.	85,342	838,912
Schlumberger, Ltd.	306,212	4,130,800
TechnipFMC PLC	92,953	626,503
		8,810,927
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels – 2.4%
Apache Corp.	83,175	$347,672
Cabot Oil & Gas Corp.	90,229	1,551,037
Chevron Corp.	418,241	30,305,743
Concho Resources, Inc.	44,465	1,905,325
ConocoPhillips	242,704	7,475,283
Devon Energy Corp.	85,600	591,496
Diamondback Energy, Inc.	35,643	933,847
EOG Resources, Inc.	128,680	4,622,186
Exxon Mobil Corp.	935,875	35,535,174
Hess Corp.	57,288	1,907,690
HollyFrontier Corp.	32,842	804,957
Kinder Morgan, Inc.	430,848	5,997,404
Marathon Oil Corp.	176,936	582,119
Marathon Petroleum Corp.	143,623	3,392,375
Noble Energy, Inc.	105,794	638,996
Occidental Petroleum Corp. (B)	197,592	2,288,115
ONEOK, Inc.	91,370	1,992,780
Phillips 66	98,287	5,273,098
Pioneer Natural Resources Company	36,639	2,570,226
The Williams Companies, Inc.	268,092	3,793,502
Valero Energy Corp.	90,832	4,120,140
		116,629,165
		125,440,092
Financials – 10.6%
Banks – 4.0%
Bank of America Corp.	1,790,659	38,015,691
Citigroup, Inc.	482,899	20,339,706
Citizens Financial Group, Inc.	96,155	1,808,676
Comerica, Inc.	31,885	935,506
Fifth Third Bancorp	156,971	2,331,019
First Republic Bank	37,275	3,066,987
Huntington Bancshares, Inc.	228,434	1,875,443
JPMorgan Chase & Co.	693,757	62,458,943
KeyCorp	217,862	2,259,229
M&T Bank Corp.	29,188	3,018,915
People's United Financial, Inc.	98,235	1,085,497
Regions Financial Corp.	213,368	1,913,911
SVB Financial Group (A)	11,406	1,723,218
The PNC Financial Services Group, Inc.	96,918	9,276,991
Truist Financial Corp.	296,629	9,148,038
U.S. Bancorp	314,374	10,830,184
Wells Fargo & Company	851,295	24,432,167
Zions Bancorp NA	37,705	1,008,986
		195,529,107
Capital markets – 2.5%
Ameriprise Financial, Inc.	28,024	2,871,900
BlackRock, Inc.	26,085	11,476,617
Cboe Global Markets, Inc.	24,521	2,188,499
CME Group, Inc.	79,266	13,705,884
E*TRADE Financial Corp.	49,970	1,714,970
Franklin Resources, Inc.	61,694	1,029,673
Intercontinental Exchange, Inc.	123,169	9,945,897
Invesco, Ltd.	82,325	747,511
MarketAxess Holdings, Inc.	8,388	2,789,597
Moody's Corp.	35,914	7,595,811
Morgan Stanley	272,093	9,251,162
MSCI, Inc.	18,736	5,413,955
Nasdaq, Inc.	25,379	2,409,736
Northern Trust Corp.	46,866	3,536,508
Raymond James Financial, Inc.	27,309	1,725,929
S&P Global, Inc.	54,059	13,247,158
State Street Corp.	80,430	4,284,506
T. Rowe Price Group, Inc.	51,687	5,047,236
The Bank of New York Mellon Corp.	185,622	6,251,749

2

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
The Charles Schwab Corp.	252,880	$8,501,826
The Goldman Sachs Group, Inc.	70,488	10,896,740
		124,632,864
Consumer finance – 0.5%
American Express Company	148,414	12,705,723
Capital One Financial Corp.	103,012	5,193,865
Discover Financial Services	69,336	2,473,215
Synchrony Financial	131,496	2,115,771
		22,488,574
Diversified financial services – 1.6%
Berkshire Hathaway, Inc., Class B (A)	432,654	79,102,131
Insurance – 2.0%
Aflac, Inc.	162,357	5,559,104
American International Group, Inc.	192,424	4,666,282
Aon PLC	51,789	8,547,257
Arthur J. Gallagher & Company	41,257	3,362,858
Assurant, Inc.	13,412	1,396,055
Chubb, Ltd.	100,243	11,196,130
Cincinnati Financial Corp.	33,607	2,535,648
Everest Re Group, Ltd.	9,021	1,735,821
Globe Life, Inc.	22,036	1,585,931
Lincoln National Corp.	43,869	1,154,632
Loews Corp.	56,580	1,970,681
Marsh & McLennan Companies, Inc.	111,627	9,651,270
MetLife, Inc.	172,901	5,285,584
Principal Financial Group, Inc.	57,119	1,790,109
Prudential Financial, Inc.	88,918	4,636,185
The Allstate Corp.	71,656	6,573,005
The Hartford Financial Services Group, Inc.	79,721	2,809,368
The Progressive Corp.	129,314	9,548,546
The Travelers Companies, Inc.	57,092	5,672,090
Unum Group	45,624	684,816
W.R. Berkley Corp.	32,095	1,674,396
Willis Towers Watson PLC	28,439	4,830,364
		96,866,132
		518,618,808
Health care – 14.9%
Biotechnology – 2.3%
AbbVie, Inc.	327,099	24,921,673
Alexion Pharmaceuticals, Inc. (A)	48,947	4,394,951
Amgen, Inc.	131,427	26,644,196
Biogen, Inc. (A)	39,912	12,627,359
Gilead Sciences, Inc.	279,837	20,920,614
Incyte Corp. (A)	39,544	2,895,807
Regeneron Pharmaceuticals, Inc. (A)	17,669	8,627,596
Vertex Pharmaceuticals, Inc. (A)	56,879	13,534,358
		114,566,554
Health care equipment and supplies – 3.6%
Abbott Laboratories	390,929	30,848,207
ABIOMED, Inc. (A)	9,988	1,449,858
Align Technology, Inc. (A)	15,864	2,759,543
Baxter International, Inc.	112,930	9,168,787
Becton, Dickinson and Company	59,823	13,745,531
Boston Scientific Corp. (A)	308,299	10,059,796
Danaher Corp.	141,400	19,571,174
Dentsply Sirona, Inc.	49,196	1,910,281
Edwards Lifesciences Corp. (A)	46,133	8,701,606
Hologic, Inc. (A)	59,311	2,081,816
IDEXX Laboratories, Inc. (A)	18,974	4,596,262
Intuitive Surgical, Inc. (A)	25,564	12,659,548
Medtronic PLC	296,477	26,736,296
ResMed, Inc.	31,804	4,684,411
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
STERIS PLC	18,753	$2,624,857
Stryker Corp.	71,219	11,857,251
Teleflex, Inc.	10,240	2,998,886
The Cooper Companies, Inc.	10,965	3,022,722
Varian Medical Systems, Inc. (A)	20,106	2,064,082
Zimmer Biomet Holdings, Inc.	45,495	4,598,635
		176,139,549
Health care providers and services – 2.9%
AmerisourceBergen Corp.	33,250	2,942,625
Anthem, Inc.	56,086	12,733,765
Cardinal Health, Inc.	64,695	3,101,478
Centene Corp. (A)	129,132	7,671,732
Cigna Corp.	82,598	14,634,714
CVS Health Corp.	287,759	17,072,741
DaVita, Inc. (A)	19,836	1,508,726
HCA Healthcare, Inc.	58,518	5,257,842
Henry Schein, Inc. (A)	32,457	1,639,728
Humana, Inc.	29,291	9,197,960
Laboratory Corp. of America Holdings (A)	21,477	2,714,478
McKesson Corp. (B)	39,856	5,390,923
Quest Diagnostics, Inc.	29,794	2,392,458
UnitedHealth Group, Inc.	209,558	52,259,574
Universal Health Services, Inc., Class B	17,767	1,760,354
		140,279,098
Health care technology – 0.1%
Cerner Corp.	69,475	4,376,230
Life sciences tools and services – 1.0%
Agilent Technologies, Inc.	68,451	4,902,461
Illumina, Inc. (A)	32,515	8,880,497
IQVIA Holdings, Inc. (A)	39,915	4,305,232
Mettler-Toledo International, Inc. (A)	5,387	3,719,777
PerkinElmer, Inc.	24,574	1,849,931
Thermo Fisher Scientific, Inc.	88,695	25,153,902
Waters Corp. (A)	14,252	2,594,577
		51,406,377
Pharmaceuticals – 5.0%
Allergan PLC	72,611	12,859,408
Bristol-Myers Squibb Company	518,508	28,901,636
Eli Lilly & Company	186,886	25,924,826
Johnson & Johnson	582,142	76,336,280
Merck & Company, Inc.	563,144	43,328,299
Mylan NV (A)	114,163	1,702,170
Perrigo Company PLC	30,106	1,447,798
Pfizer, Inc.	1,224,088	39,954,232
Zoetis, Inc.	105,352	12,398,877
		242,853,526
		729,621,334
Industrials – 7.9%
Aerospace and defense – 1.9%
Arconic, Inc.	85,681	1,376,037
General Dynamics Corp.	51,833	6,858,024
Huntington Ingalls Industries, Inc.	9,047	1,648,454
L3Harris Technologies, Inc.	48,897	8,807,328
Lockheed Martin Corp.	54,904	18,609,711
Northrop Grumman Corp.	34,668	10,488,803
Raytheon Company	61,597	8,078,447
Textron, Inc.	50,489	1,346,542
The Boeing Company	118,259	17,637,147
TransDigm Group, Inc.	11,015	3,526,893
United Technologies Corp.	179,453	16,927,801
		95,305,187

3

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Air freight and logistics – 0.5%
C.H. Robinson Worldwide, Inc.	29,916	$1,980,439
Expeditors International of Washington, Inc.	37,669	2,513,276
FedEx Corp.	53,094	6,438,178
United Parcel Service, Inc., Class B	154,999	14,480,007
		25,411,900
Airlines – 0.2%
Alaska Air Group, Inc. (B)	27,245	775,665
American Airlines Group, Inc.	86,235	1,051,205
Delta Air Lines, Inc.	127,317	3,632,354
Southwest Airlines Company	104,766	3,730,717
United Airlines Holdings, Inc. (A)(B)	48,135	1,518,659
		10,708,600
Building products – 0.3%
Allegion PLC	20,552	1,891,195
AO Smith Corp.	30,316	1,146,248
Fortune Brands Home & Security, Inc.	30,779	1,331,192
Johnson Controls International PLC	170,630	4,600,185
Masco Corp.	62,840	2,172,379
Trane Technologies PLC	52,996	4,376,940
		15,518,139
Commercial services and supplies – 0.4%
Cintas Corp.	18,543	3,212,018
Copart, Inc. (A)	45,246	3,100,256
Republic Services, Inc.	46,590	3,497,045
Rollins, Inc.	31,143	1,125,508
Waste Management, Inc.	86,331	7,990,797
		18,925,624
Construction and engineering – 0.1%
Jacobs Engineering Group, Inc.	29,971	2,375,801
Quanta Services, Inc.	31,474	998,670
		3,374,471
Electrical equipment – 0.4%
AMETEK, Inc.	50,562	3,641,475
Eaton Corp. PLC	91,440	7,103,974
Emerson Electric Company	134,738	6,420,266
Rockwell Automation, Inc.	25,558	3,856,958
		21,022,673
Industrial conglomerates – 1.2%
3M Company	127,195	17,363,389
General Electric Company	1,931,767	15,338,230
Honeywell International, Inc.	158,047	21,145,108
Roper Technologies, Inc.	23,017	7,176,931
		61,023,658
Machinery – 1.4%
Caterpillar, Inc. (B)	122,242	14,184,962
Cummins, Inc.	33,887	4,585,589
Deere & Company	69,647	9,622,430
Dover Corp.	32,131	2,697,076
Flowserve Corp.	28,945	691,496
Fortive Corp.	65,363	3,607,384
IDEX Corp.	16,824	2,323,563
Illinois Tool Works, Inc.	64,693	9,194,169
Ingersoll Rand, Inc. (A)	46,763	1,159,722
PACCAR, Inc.	76,504	4,676,690
Parker-Hannifin Corp.	28,415	3,686,278
Pentair PLC	37,180	1,106,477
Snap-on, Inc.	12,131	1,320,095
Stanley Black & Decker, Inc.	33,623	3,362,300
Wabtec Corp.	40,278	1,938,580
Xylem, Inc.	39,832	2,594,258
		66,751,069
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services – 0.3%
Equifax, Inc.	26,782	$3,199,110
IHS Markit, Ltd.	88,694	5,321,640
Nielsen Holdings PLC	78,701	986,911
Robert Half International, Inc.	26,003	981,613
Verisk Analytics, Inc.	36,246	5,051,967
		15,541,241
Road and rail – 1.0%
CSX Corp.	172,005	9,855,887
J.B. Hunt Transport Services, Inc.	18,859	1,739,366
Kansas City Southern	21,924	2,788,294
Norfolk Southern Corp.	57,674	8,420,404
Old Dominion Freight Line, Inc.	21,188	2,781,071
Union Pacific Corp.	153,550	21,656,692
		47,241,714
Trading companies and distributors – 0.2%
Fastenal Company	126,858	3,964,313
United Rentals, Inc. (A)	16,624	1,710,610
W.W. Grainger, Inc.	9,651	2,398,274
		8,073,197
		388,897,473
Information technology – 24.7%
Communications equipment – 1.0%
Arista Networks, Inc. (A)	11,998	2,430,195
Cisco Systems, Inc.	938,343	36,886,263
F5 Networks, Inc. (A)	13,447	1,433,854
Juniper Networks, Inc.	74,034	1,417,011
Motorola Solutions, Inc.	37,898	5,037,402
		47,204,725
Electronic equipment, instruments and components – 0.5%
Amphenol Corp., Class A	65,581	4,779,543
CDW Corp.	31,781	2,964,214
Corning, Inc.	170,119	3,494,244
FLIR Systems, Inc.	29,673	946,272
IPG Photonics Corp. (A)	7,865	867,352
Keysight Technologies, Inc. (A)	41,490	3,471,883
TE Connectivity, Ltd.	73,982	4,659,386
Zebra Technologies Corp., Class A (A)	11,927	2,189,797
		23,372,691
IT services – 5.4%
Accenture PLC, Class A	140,469	22,932,969
Akamai Technologies, Inc. (A)	35,744	3,270,219
Alliance Data Systems Corp.	9,067	305,105
Automatic Data Processing, Inc.	95,708	13,081,369
Broadridge Financial Solutions, Inc.	25,358	2,404,699
Cognizant Technology Solutions Corp., Class A	121,116	5,628,261
DXC Technology Company	56,624	738,943
Fidelity National Information Services, Inc.	135,943	16,536,107
Fiserv, Inc. (A)	126,324	11,999,517
FleetCor Technologies, Inc. (A)	19,195	3,580,635
Gartner, Inc. (A)	19,786	1,970,092
Global Payments, Inc.	66,478	9,588,122
IBM Corp.	195,893	21,730,410
Jack Henry & Associates, Inc.	17,018	2,641,874
Leidos Holdings, Inc.	29,434	2,697,626
Mastercard, Inc., Class A	196,356	47,431,755
Paychex, Inc.	70,464	4,433,595
PayPal Holdings, Inc. (A)	259,719	24,865,497
The Western Union Company	92,735	1,681,286
VeriSign, Inc. (A)	22,853	4,115,597
Visa, Inc., Class A	378,640	61,006,477
		262,640,155

4

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment – 4.4%
Advanced Micro Devices, Inc. (A)	246,323	$11,202,770
Analog Devices, Inc.	81,464	7,303,248
Applied Materials, Inc.	204,324	9,362,126
Broadcom, Inc.	87,739	20,802,917
Intel Corp.	962,173	52,072,803
KLA Corp.	34,902	5,016,813
Lam Research Corp.	32,090	7,701,600
Maxim Integrated Products, Inc.	59,856	2,909,600
Microchip Technology, Inc. (B)	52,859	3,583,840
Micron Technology, Inc. (A)	244,868	10,299,148
NVIDIA Corp.	135,368	35,683,005
Qorvo, Inc. (A)	25,696	2,071,868
QUALCOMM, Inc.	252,564	17,085,955
Skyworks Solutions, Inc.	37,685	3,368,285
Texas Instruments, Inc.	206,762	20,661,727
Xilinx, Inc.	55,623	4,335,257
		213,460,962
Software – 8.3%
Adobe, Inc. (A)	107,073	34,074,912
ANSYS, Inc. (A)	18,930	4,400,657
Autodesk, Inc. (A)	48,669	7,597,231
Cadence Design Systems, Inc. (A)	62,064	4,098,707
Citrix Systems, Inc.	27,075	3,832,466
Fortinet, Inc. (A)	31,400	3,176,738
Intuit, Inc.	57,577	13,242,710
Microsoft Corp.	1,687,410	266,121,431
NortonLifeLock, Inc.	126,827	2,372,933
Oracle Corp.	479,198	23,159,639
Paycom Software, Inc. (A)	10,496	2,120,297
salesforce.com, Inc. (A)	196,195	28,248,156
ServiceNow, Inc. (A)	41,716	11,954,971
Synopsys, Inc. (A)	33,252	4,282,525
		408,683,373
Technology hardware, storage and peripherals – 5.1%
Apple, Inc.	923,834	234,921,748
Hewlett Packard Enterprise Company	286,219	2,779,186
HP, Inc.	327,783	5,690,313
NetApp, Inc.	50,481	2,104,553
Seagate Technology PLC	51,136	2,495,437
Western Digital Corp.	65,783	2,737,888
Xerox Holdings Corp.	41,124	778,889
		251,508,014
		1,206,869,920
Materials – 2.4%
Chemicals – 1.7%
Air Products & Chemicals, Inc.	48,758	9,732,584
Albemarle Corp. (B)	23,453	1,322,046
Celanese Corp.	26,736	1,962,155
CF Industries Holdings, Inc.	48,094	1,308,157
Corteva, Inc.	165,538	3,890,143
Dow, Inc.	164,011	4,795,682
DuPont de Nemours, Inc.	163,859	5,587,592
Eastman Chemical Company	30,077	1,400,987
Ecolab, Inc. (B)	55,468	8,643,578
FMC Corp.	28,669	2,341,971
International Flavors & Fragrances, Inc. (B)	23,618	2,410,925
Linde PLC	118,818	20,555,514
LyondellBasell Industries NV, Class A	56,785	2,818,240
PPG Industries, Inc.	52,303	4,372,531
The Mosaic Company	77,337	836,786
The Sherwin-Williams Company	18,172	8,350,397
		80,329,288
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction materials – 0.1%
Martin Marietta Materials, Inc.	13,825	$2,616,105
Vulcan Materials Company	29,276	3,163,857
		5,779,962
Containers and packaging – 0.3%
Amcor PLC	358,358	2,909,867
Avery Dennison Corp.	18,470	1,881,539
Ball Corp.	72,358	4,678,668
International Paper Company	86,732	2,699,967
Packaging Corp. of America	20,937	1,817,960
Sealed Air Corp.	34,177	844,514
Westrock Company	57,044	1,612,063
		16,444,578
Metals and mining – 0.3%
Freeport-McMoRan, Inc.	320,927	2,166,257
Newmont Corp.	181,340	8,211,075
Nucor Corp.	67,068	2,415,789
		12,793,121
		115,346,949
Real estate – 2.8%
Equity real estate investment trusts – 2.8%
Alexandria Real Estate Equities, Inc.	25,470	3,490,918
American Tower Corp.	97,974	21,333,839
Apartment Investment & Management Company, A Shares	32,932	1,157,560
AvalonBay Communities, Inc.	30,892	4,546,376
Boston Properties, Inc.	31,807	2,933,560
Crown Castle International Corp.	91,963	13,279,457
Digital Realty Trust, Inc.	46,167	6,413,058
Duke Realty Corp.	81,303	2,632,591
Equinix, Inc.	18,863	11,781,264
Equity Residential	77,211	4,764,691
Essex Property Trust, Inc.	14,617	3,219,248
Extra Space Storage, Inc.	28,646	2,743,141
Federal Realty Investment Trust	15,536	1,159,141
Healthpeak Properties, Inc.	109,479	2,611,074
Host Hotels & Resorts, Inc.	158,632	1,751,297
Iron Mountain, Inc.	63,513	1,511,609
Kimco Realty Corp.	93,394	903,120
Mid-America Apartment Communities, Inc.	25,230	2,599,447
Prologis, Inc.	139,736	11,230,582
Public Storage	33,228	6,599,413
Realty Income Corp.	72,090	3,594,407
Regency Centers Corp.	37,063	1,424,331
SBA Communications Corp.	24,906	6,723,873
Simon Property Group, Inc.	67,874	3,723,568
SL Green Realty Corp.	18,030	777,093
UDR, Inc.	64,820	2,368,523
Ventas, Inc.	82,445	2,209,526
Vornado Realty Trust	35,038	1,268,726
Welltower, Inc.	89,749	4,108,709
Weyerhaeuser Company	164,817	2,793,648
		135,653,790
Real estate management and development – 0.0%
CBRE Group, Inc., Class A (A)	74,043	2,792,162
		138,445,952
Utilities – 3.5%
Electric utilities – 2.2%
Alliant Energy Corp.	53,163	2,567,241
American Electric Power Company, Inc.	109,257	8,738,375
Duke Energy Corp.	161,254	13,042,224
Edison International	79,319	4,345,888
Entergy Corp.	44,039	4,138,345

5

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
Evergy, Inc.	50,410	$2,775,071
Eversource Energy	71,612	5,600,775
Exelon Corp.	215,020	7,914,886
FirstEnergy Corp.	119,511	4,788,806
NextEra Energy, Inc.	108,112	26,013,909
NRG Energy, Inc.	55,650	1,517,019
Pinnacle West Capital Corp.	24,864	1,884,443
PPL Corp.	159,927	3,946,998
The Southern Company	231,969	12,558,802
Xcel Energy, Inc.	115,989	6,994,137
		106,826,919
Gas utilities – 0.1%
Atmos Energy Corp.	26,398	2,619,474
Independent power and renewable electricity producers – 0.0%
AES Corp.	146,846	1,997,106
Multi-utilities – 1.1%
Ameren Corp.	54,419	3,963,336
CenterPoint Energy, Inc.	111,090	1,716,341
CMS Energy Corp.	62,783	3,688,501
Consolidated Edison, Inc.	73,530	5,735,340
Dominion Energy, Inc.	182,059	13,142,839
DTE Energy Company	42,492	4,035,465
NiSource, Inc.	82,624	2,063,121
Public Service Enterprise Group, Inc.	111,861	5,023,678
Sempra Energy	62,352	7,045,152
WEC Energy Group, Inc.	69,771	6,148,918
		52,562,691
Water utilities – 0.1%
American Water Works Company, Inc.	39,986	4,780,726
		168,786,916
TOTAL COMMON STOCKS (Cost $2,723,297,170)		$4,734,641,862
SHORT-TERM INVESTMENTS – 3.5%
U.S. Government Agency – 2.5%
Federal Home Loan Bank Discount Note
0.030%, 09/01/2020 *	$25,000,000	24,986,188
500 Index Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Government Agency (continued)
Federal Home Loan Bank Discount Note (continued)
0.060%, 10/01/2020 *	$30,000,000	$29,978,650
1.530%, 04/03/2020 *	30,000,000	29,999,883
1.550%, 04/17/2020 *	10,000,000	9,999,689
1.560%, 05/05/2020 *	25,000,000	24,998,347
		119,962,757
Short-term funds – 0.7%
John Hancock Collateral Trust, 1.1260% (C)(D)	3,579,810	35,789,152
Repurchase agreement – 0.3%
Repurchase Agreement with State Street Corp. dated 3-31-20 at 0.000% to be repurchased at $13,776,000 on 4-1-20, collateralized by $13,370,000 U.S. Treasury Notes, 2.250% due 4-15-22 (valued at $14,056,616)	$13,776,000	13,776,000
TOTAL SHORT-TERM INVESTMENTS (Cost $169,487,891)		$169,527,909
Total Investments (500 Index Trust) (Cost $2,892,785,061) – 100.3%		$4,904,169,771
Other assets and liabilities, net – (0.3%)		(12,590,170)
TOTAL NET ASSETS – 100.0%		$4,891,579,601
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-20. The value of securities on loan amounted to $34,920,236.
(C)	The rate shown is the annualized seven-day yield as of 3-31-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 Index E-Mini Futures	1,157	Long	Jun 2020	$142,798,318	$148,819,125	$6,020,807
						$6,020,807
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Active Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 47.1%
U.S. Government – 19.5%
U.S. Treasury Bonds
2.000%, 02/15/2050	$1,000,000	$1,161,445
2.250%, 08/15/2049	10,419,000	12,676,179
2.375%, 11/15/2049 (A)	8,190,000	10,222,144
2.500%, 02/15/2045	4,501,000	5,621,151
2.750%, 11/15/2042	5,155,000	6,659,213
Active Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Bonds (continued)
2.875%, 05/15/2049	$5,000,000	$6,827,930
3.000%, 02/15/2047	8,272,000	11,434,424
3.125%, 11/15/2041	5,430,000	7,415,132
3.375%, 11/15/2048	2,300,000	3,414,781

6

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Inflation Protected Securities 0.250%, 07/15/2029		$1,784,850	$1,855,075
U.S. Treasury Notes
0.500%, 03/31/2025		15,006,000	15,100,960
1.500%, 02/15/2030		4,789,000	5,162,767
1.625%, 09/30/2026		2,750,000	2,943,574
1.750%, 11/15/2029		920,000	1,011,281
2.000%, 02/15/2025		1,500,000	1,616,660
2.375%, 12/31/2020 to 05/15/2029		15,500,000	17,367,520
2.750%, 02/15/2028		14,040,000	16,374,698
2.875%, 08/15/2028		10,000,000	11,828,906
			138,693,840
U.S. Government Agency – 27.6%
Federal Home Loan Mortgage Corp.
3.000%, 10/01/2031 to 01/01/2050		18,166,175	19,149,761
3.500%, 10/01/2046 to 12/01/2049		16,159,524	17,236,214
4.000%, 01/01/2041 to 12/01/2048		5,751,908	6,193,042
4.500%, 09/01/2023 to 10/01/2041		2,293,348	2,511,083
Federal National Mortgage Association
3.000%, TBA (B)		31,250,000	32,770,506
3.000%, 07/01/2027 to 11/01/2049		21,832,066	22,988,528
3.500%, TBA (B)		25,000,000	26,442,118
3.500%, 06/01/2034 to 03/01/2050		18,919,554	20,164,650
3.997%, (6 month LIBOR + 2.122%), 07/01/2033 (C)		18,865	19,727
4.000%, TBA (B)		16,000,000	17,078,877
4.000%, 10/01/2025 to 10/01/2048		13,021,699	14,081,974
4.022%, (12 month LIBOR + 1.620%), 08/01/2034 (C)		341,193	357,306
4.500%, 08/01/2040 to 07/01/2048		8,026,481	8,749,953
5.000%, 01/01/2022 to 02/01/2036		1,780,592	1,975,995
5.500%, 09/01/2034 to 01/01/2037		2,262,561	2,566,989
6.000%, 05/01/2035 to 02/01/2036		1,701,527	1,969,511
7.000%, 09/01/2031 to 06/01/2032		126,038	146,049
7.500%, 09/01/2029 to 08/01/2031		29,236	33,769
Government National Mortgage Association
4.000%, 02/15/2041		1,795,187	1,965,514
5.000%, 04/15/2035		248,242	273,778
5.500%, 03/15/2035		215,823	242,202
6.000%, 03/15/2033 to 06/15/2033		157,688	178,773
6.500%, 09/15/2028 to 08/15/2031		38,749	43,428
7.000%, 04/15/2029		32,014	36,342
8.000%, 10/15/2026		16,982	18,963
			197,195,052
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $311,534,968)			$335,888,892
FOREIGN GOVERNMENT OBLIGATIONS – 0.6%
Argentina – 0.0%
Republic of Argentina, GDP-Linked Note 6.194%, 12/15/2035 (D)*	ARS	19,532,033	3,948
Germany – 0.2%
Federal Republic of Germany 6.250%, 01/04/2030	EUR	725,000	1,338,672
Mexico – 0.1%
Government of Mexico 8.000%, 12/07/2023	MXN	11,861,100	524,264
Panama – 0.1%
Republic of Panama
8.875%, 09/30/2027		$344,000	465,263
Active Bond Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Panama (continued)
Republic of Panama (continued)
9.375%, 04/01/2029		$130,000	$184,276
			649,539
Qatar – 0.1%
State of Qatar
3.375%, 03/14/2024 (E)		428,000	435,490
5.103%, 04/23/2048 (E)		255,000	309,228
			744,718
Saudi Arabia – 0.1%
Kingdom of Saudi Arabia 4.375%, 04/16/2029 (E)		640,000	687,341
United Kingdom – 0.0%
Government of United Kingdom 6.000%, 12/07/2028	GBP	85,000	157,657
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $4,110,271)			$4,106,139
CORPORATE BONDS – 39.8%
Communication services – 4.7%
Activision Blizzard, Inc. 3.400%, 09/15/2026		$218,000	229,887
AT&T, Inc.
3.400%, 05/15/2025		700,000	724,011
3.800%, 02/15/2027		372,000	386,508
4.350%, 06/15/2045		285,000	301,349
7.570%, 02/01/2024		716,000	832,137
7.625%, 04/15/2031		451,000	600,490
C&W Senior Financing DAC 6.875%, 09/15/2027 (E)		315,000	271,688
Cablevision Systems Corp. 5.875%, 09/15/2022		215,000	217,150
CC Holdings GS V LLC 3.849%, 04/15/2023		374,000	375,641
CenturyLink, Inc.
4.000%, 02/15/2027 (E)		150,000	143,250
7.600%, 09/15/2039		1,000,000	970,000
Charter Communications Operating LLC
4.200%, 03/15/2028		647,000	664,121
4.800%, 03/01/2050		699,000	728,308
5.750%, 04/01/2048		775,000	879,805
6.484%, 10/23/2045		620,000	758,016
Cincinnati Bell, Inc. 7.000%, 07/15/2024 (E)		482,000	485,013
Comcast Corp.
3.100%, 04/01/2025		333,000	352,093
3.969%, 11/01/2047		633,000	731,596
3.999%, 11/01/2049		761,000	898,949
4.049%, 11/01/2052		532,000	634,051
4.150%, 10/15/2028		1,138,000	1,295,545
Comunicaciones Celulares SA 6.875%, 02/06/2024 (E)		700,000	679,007
CSC Holdings LLC
5.375%, 02/01/2028 (E)		135,000	137,700
5.500%, 04/15/2027 (E)		165,000	170,759
5.750%, 01/15/2030 (E)		243,000	245,056
7.500%, 04/01/2028 (E)		220,000	234,392
Deutsche Telekom International Finance BV 8.750%, 06/15/2030		758,000	1,033,859
Discovery Communications LLC 2.800%, 06/15/2020		600,000	598,596
Fox Corp. 3.500%, 04/08/2030		400,000	399,196

7

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
GCI LLC
6.625%, 06/15/2024 (E)	$177,000	$175,230
6.875%, 04/15/2025	216,000	213,840
Level 3 Financing, Inc. 3.400%, 03/01/2027 (E)	432,000	411,199
Lions Gate Capital Holdings LLC 5.875%, 11/01/2024 (E)	230,000	195,916
Liquid Telecommunications Financing PLC 8.500%, 07/13/2022 (E)	280,000	206,621
Match Group, Inc. 4.125%, 08/01/2030 (E)	234,000	209,138
MDC Partners, Inc. 6.500%, 05/01/2024 (E)	502,000	376,500
MTN Mauritius Investments, Ltd. 4.755%, 11/11/2024 (E)	140,000	123,167
National CineMedia LLC 5.875%, 04/15/2028 (E)	180,000	124,200
Netflix, Inc.
4.375%, 11/15/2026	700,000	701,750
4.875%, 04/15/2028	415,000	423,300
4.875%, 06/15/2030 (E)	277,000	281,197
5.375%, 11/15/2029 (E)	120,000	125,400
5.875%, 11/15/2028	480,000	513,600
Oztel Holdings SPC, Ltd. 6.625%, 04/24/2028 (E)	250,000	177,182
Radiate Holdco LLC 6.625%, 02/15/2025 (A)(E)	270,000	229,500
Sirius XM Radio, Inc.
5.000%, 08/01/2027 (E)	577,000	585,597
5.375%, 07/15/2026 (E)	350,000	354,270
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) 07/19/2027 (F)	404,000	304,955
Sprint Capital Corp. 6.875%, 11/15/2028	400,000	456,880
Sprint Corp. 7.875%, 09/15/2023	305,000	336,226
Telecom Argentina SA
6.500%, 06/15/2021 (E)	272,000	228,823
8.000%, 07/18/2026 (A)(E)	249,000	187,001
Telecom Italia Capital SA 7.200%, 07/18/2036	405,000	419,175
Telecom Italia SpA 5.303%, 05/30/2024 (E)	270,000	271,366
Telefonica Celular del Paraguay SA 5.875%, 04/15/2027 (E)	265,000	239,007
The Walt Disney Company 3.350%, 03/24/2025	777,000	847,271
Time Warner Cable LLC 5.500%, 09/01/2041	450,000	470,542
Time Warner Entertainment Company LP 8.375%, 07/15/2033	300,000	413,019
Twitter, Inc. 3.875%, 12/15/2027 (E)	85,000	81,759
Verizon Communications, Inc.
3.000%, 03/22/2027 (A)	104,000	109,443
4.000%, 03/22/2050	103,000	122,241
4.272%, 01/15/2036	1,311,000	1,531,591
4.400%, 11/01/2034 (A)	335,000	392,200
4.522%, 09/15/2048	978,000	1,234,559
4.672%, 03/15/2055	397,000	505,674
4.862%, 08/21/2046	760,000	990,970
5.012%, 08/21/2054	335,000	458,290
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
ViacomCBS, Inc.
4.375%, 03/15/2043	$642,000	$569,592
4.750%, 05/15/2025	785,000	782,163
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%) 04/04/2079	606,000	647,914
WMG Acquisition Corp.
4.875%, 11/01/2024 (E)	135,000	131,625
5.500%, 04/15/2026 (E)	234,000	228,735
		33,366,801
Consumer discretionary – 3.5%
Advance Auto Parts, Inc. 4.500%, 12/01/2023	650,000	667,850
Amazon.com, Inc.
3.150%, 08/22/2027	760,000	832,418
4.050%, 08/22/2047	440,000	561,672
Asbury Automotive Group, Inc. 4.750%, 03/01/2030 (E)	20,000	17,000
AutoZone, Inc. 3.125%, 04/21/2026	535,000	531,397
Brinker International, Inc. 3.875%, 05/15/2023	740,000	479,150
CCM Merger, Inc. 6.000%, 03/15/2022 (E)	195,000	159,900
Connect Finco SARL 6.750%, 10/01/2026 (E)	490,000	404,863
Daimler Finance North America LLC
2.700%, 06/14/2024 (E)	300,000	289,729
3.500%, 08/03/2025 (E)	240,000	232,807
Dealer Tire LLC 8.000%, 02/01/2028 (A)(E)	122,000	97,600
Diamond Sports Group LLC 6.625%, 08/15/2027 (A)(E)	375,000	250,781
Dollar Tree, Inc. 4.200%, 05/15/2028	781,000	779,912
eBay, Inc. 3.800%, 03/09/2022	520,000	527,400
Eldorado Resorts, Inc.
6.000%, 09/15/2026 (A)	160,000	144,400
7.000%, 08/01/2023	95,000	85,263
Expedia Group, Inc.
3.250%, 02/15/2030	570,000	464,646
3.800%, 02/15/2028	743,000	642,826
5.000%, 02/15/2026	615,000	555,689
5.950%, 08/15/2020	400,000	394,581
Ford Motor Credit Company LLC
4.134%, 08/04/2025	1,179,000	1,045,773
5.113%, 05/03/2029	667,000	568,618
General Motors Financial Company, Inc.
4.000%, 01/15/2025	929,000	825,642
4.300%, 07/13/2025	460,000	422,472
Hilton Domestic Operating Company, Inc. 4.875%, 01/15/2030	200,000	170,000
Hyatt Hotels Corp. 3.375%, 07/15/2023	660,000	608,303
International Game Technology PLC 6.500%, 02/15/2025 (E)	180,000	159,280
Jacobs Entertainment, Inc. 7.875%, 02/01/2024 (E)	205,000	172,713
JB Poindexter & Company, Inc. 7.125%, 04/15/2026 (E)	106,000	98,094
Laureate Education, Inc. 8.250%, 05/01/2025 (E)	209,000	207,955

8

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Marriott International, Inc. 3.125%, 06/15/2026	$1,000,000	$918,340
McDonald's Corp.
3.600%, 07/01/2030	500,000	523,650
4.200%, 04/01/2050	500,000	553,965
MDC Holdings, Inc. 5.500%, 01/15/2024	670,000	670,000
NCL Corp., Ltd. 3.625%, 12/15/2024 (E)	700,000	446,460
NIKE, Inc.
2.750%, 03/27/2027	500,000	522,483
2.850%, 03/27/2030	500,000	528,509
Nissan Motor Acceptance Corp. 3.450%, 03/15/2023 (E)	285,000	278,419
Prosus NV 5.500%, 07/21/2025 (E)	365,000	357,634
QVC, Inc.
4.375%, 03/15/2023	315,000	297,879
5.125%, 07/02/2022	185,000	155,186
5.450%, 08/15/2034	245,000	179,548
Resorts World Las Vegas LLC 4.625%, 04/16/2029 (E)	300,000	265,290
Sotheby's 7.375%, 10/15/2027 (A)(E)	330,000	263,175
Starbucks Corp. 2.250%, 03/12/2030	523,000	488,006
Target Corp.
2.250%, 04/15/2025	762,000	773,610
2.650%, 09/15/2030	500,000	511,953
The Home Depot, Inc.
2.500%, 04/15/2027	500,000	504,988
2.700%, 04/15/2030	500,000	509,568
The TJX Companies, Inc.
3.500%, 04/15/2025	442,000	452,083
3.875%, 04/15/2030	942,000	974,733
4.500%, 04/15/2050	400,000	428,711
Twin River Worldwide Holdings, Inc. 6.750%, 06/01/2027 (E)	353,000	264,750
Waterford Gaming LLC 8.625%, 09/15/2014 (E)(G)(H)	330,607	0
Wyndham Destinations, Inc.
4.625%, 03/01/2030 (E)	191,000	147,070
5.750%, 04/01/2027	700,000	584,500
Yum! Brands, Inc.
4.750%, 01/15/2030 (E)	241,000	224,467
5.350%, 11/01/2043	600,000	510,000
6.875%, 11/15/2037	292,000	278,682
		25,012,393
Consumer staples – 1.3%
Albertsons Companies, Inc. 4.875%, 02/15/2030 (E)	148,000	146,520
Alimentation Couche-Tard, Inc. 2.700%, 07/26/2022 (E)	315,000	311,315
Anheuser-Busch InBev Worldwide, Inc.
4.439%, 10/06/2048	730,000	745,686
4.600%, 04/15/2048	440,000	466,104
Bunge, Ltd. Finance Corp. 3.250%, 08/15/2026	500,000	499,626
Fomento Economico Mexicano SAB de CV 4.375%, 05/10/2043	1,000,000	1,060,044
General Mills, Inc.
2.875%, 04/15/2030	400,000	399,060
3.150%, 12/15/2021	500,000	506,388
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
JBS Investments II GmbH 5.750%, 01/15/2028 (E)	$490,000	$475,545
Kraft Heinz Foods Company 4.875%, 02/15/2025 (E)	272,000	272,612
Natura Cosmeticos SA 5.375%, 02/01/2023 (E)	410,000	378,229
PepsiCo, Inc. 2.750%, 03/19/2030	500,000	534,294
Post Holdings, Inc. 5.500%, 12/15/2029 (E)	177,000	183,602
Reynolds American, Inc. 4.850%, 09/15/2023	1,000,000	1,040,411
Simmons Foods, Inc. 5.750%, 11/01/2024 (E)	235,000	213,333
Sysco Corp.
5.950%, 04/01/2030	499,000	525,441
6.600%, 04/01/2050	1,000,000	1,086,601
The Coca-Cola Company 4.200%, 03/25/2050	357,000	467,741
		9,312,552
Energy – 4.1%
Aker BP ASA 3.000%, 01/15/2025 (E)	270,000	214,362
Anadarko Petroleum Corp.
4.500%, 07/15/2044 (A)	400,000	159,468
5.550%, 03/15/2026 (A)	800,000	418,524
Antero Resources Corp. 5.000%, 03/01/2025	223,000	82,510
Apache Corp. 5.100%, 09/01/2040	325,000	143,657
Archrock Partners LP 6.000%, 10/01/2022	342,000	342,000
Boardwalk Pipelines LP 3.375%, 02/01/2023	850,000	730,146
BP Capital Markets PLC 2.750%, 05/10/2023 (A)	530,000	524,224
Buckeye Partners LP 3.950%, 12/01/2026	500,000	409,850
Cameron International Corp. 5.950%, 06/01/2041	1,178,000	1,426,096
Cheniere Energy Partners LP 4.500%, 10/01/2029 (E)	526,000	468,140
Cimarex Energy Company 4.375%, 06/01/2024	745,000	587,181
CNOOC Finance 2003, Ltd. 5.500%, 05/21/2033 (E)	545,000	709,181
Colorado Interstate Gas Company LLC 4.150%, 08/15/2026 (E)	170,000	165,382
ConocoPhillips Company 5.950%, 03/15/2046	575,000	685,345
Continental Resources, Inc. 4.900%, 06/01/2044	400,000	173,986
CSI Compressco LP
7.250%, 08/15/2022	425,000	233,750
7.500%, 04/01/2025 (E)	393,000	263,314
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) 12/15/2022 (A)(F)	541,000	216,400
DCP Midstream Operating LP 5.125%, 05/15/2029	130,000	81,894
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) 05/21/2043 (E)	397,000	190,560
Devon Energy Corp.
5.000%, 06/15/2045	600,000	383,872

9

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Devon Energy Corp. (continued)
7.875%, 09/30/2031	$874,000	$636,918
Enable Midstream Partners LP
3.900%, 05/15/2024	401,000	222,529
4.950%, 05/15/2028	322,000	160,638
Enbridge Energy Partners LP 7.500%, 04/15/2038	600,000	728,933
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%) 07/15/2077	397,000	285,840
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%) 03/01/2078	394,000	295,500
Energen Corp. 4.625%, 09/01/2021	500,000	482,677
Energy Transfer Operating LP
4.200%, 04/15/2027	141,000	114,204
4.250%, 03/15/2023	490,000	438,854
5.150%, 03/15/2045	340,000	263,152
5.875%, 01/15/2024	365,000	344,700
5.950%, 10/01/2043	300,000	259,904
Enterprise Products Operating LLC 6.875%, 03/01/2033	471,000	542,670
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%) 08/16/2077	701,000	480,185
Hess Corp.
5.600%, 02/15/2041	400,000	273,393
5.800%, 04/01/2047	500,000	328,223
Husky Energy, Inc. 3.950%, 04/15/2022	327,000	296,088
Kinder Morgan Energy Partners LP
5.000%, 10/01/2021	500,000	489,350
7.300%, 08/15/2033	603,000	691,344
7.750%, 03/15/2032	260,000	310,130
Marathon Oil Corp. 6.800%, 03/15/2032	785,000	573,553
MPLX LP
4.000%, 03/15/2028	411,000	365,267
4.250%, 12/01/2027 (E)	156,000	134,958
5.250%, 01/15/2025 (E)	100,000	88,021
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) 02/15/2023 (F)	862,000	525,820
Murphy Oil Corp. 5.750%, 08/15/2025	222,000	118,792
National Oilwell Varco, Inc. 2.600%, 12/01/2022	171,000	154,309
Newfield Exploration Company
5.625%, 07/01/2024	500,000	268,356
5.750%, 01/30/2022	250,000	170,222
Nexen, Inc. 6.400%, 05/15/2037	775,000	1,061,127
Noble Holding International, Ltd. 5.250%, 03/15/2042	500,000	25,000
Occidental Petroleum Corp. 3.400%, 04/15/2026	310,000	148,890
ONEOK Partners LP
4.900%, 03/15/2025	175,000	153,019
6.650%, 10/01/2036	835,000	759,331
PBF Holding Company LLC 6.000%, 02/15/2028 (E)	229,000	154,003
Petrobras Global Finance BV
5.093%, 01/15/2030 (E)	849,000	774,713
6.900%, 03/19/2049	235,000	229,102
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Petroleos Mexicanos 5.350%, 02/12/2028	$413,000	$284,970
Plains All American Pipeline LP 4.900%, 02/15/2045	750,000	506,280
Sabine Pass Liquefaction LLC
4.200%, 03/15/2028	293,000	251,632
5.000%, 03/15/2027	336,000	285,719
5.875%, 06/30/2026	555,000	528,609
Sinopec Group Overseas Development 2015, Ltd. 3.250%, 04/28/2025 (E)	550,000	576,976
Sunoco Logistics Partners Operations LP
3.450%, 01/15/2023	1,080,000	930,382
3.900%, 07/15/2026	475,000	400,172
5.400%, 10/01/2047	324,000	257,250
Targa Resources Partners LP 5.875%, 04/15/2026	528,000	439,560
Teekay Offshore Partners LP 8.500%, 07/15/2023 (E)	347,000	306,228
Tervita Corp. 7.625%, 12/01/2021 (E)	272,000	190,400
The Williams Companies, Inc.
3.750%, 06/15/2027	437,000	400,648
4.300%, 03/04/2024	700,000	636,049
4.550%, 06/24/2024	843,000	768,180
5.750%, 06/24/2044	149,000	155,765
TransCanada PipeLines, Ltd. 4.250%, 05/15/2028	270,000	275,805
WPX Energy, Inc.
4.500%, 01/15/2030	255,000	138,465
5.250%, 09/15/2024 to 10/15/2027	476,000	269,900
		29,562,547
Financials – 10.7%
Allied Universal Holdco LLC 6.625%, 07/15/2026 (E)	146,000	142,898
Ally Financial, Inc. 5.125%, 09/30/2024	615,000	599,311
Ambac Assurance Corp. 5.100%, 06/07/2020 (E)	131	181
Ambac LSNI LLC (3 month LIBOR + 5.000%) 6.945%, 02/12/2023 (C)(E)	518	492
American International Group, Inc. 3.900%, 04/01/2026	830,000	864,792
American International Group, Inc. (6.250% to 3-15-37, then 3 month LIBOR + 2.056%) 03/15/2037	100,000	80,000
Ameriprise Financial, Inc. 2.875%, 09/15/2026 (A)	500,000	501,719
Ares Capital Corp. 4.200%, 06/10/2024	387,000	343,107
Assurant, Inc. 4.000%, 03/15/2023	1,260,000	1,299,888
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year ICE Swap Rate + 5.168%) 06/15/2026 (E)(F)	235,000	230,888
AXA SA 8.600%, 12/15/2030	170,000	226,117
Banco Santander SA 4.379%, 04/12/2028	400,000	409,679
Bank of America Corp.
2.625%, 10/19/2020	1,000,000	1,001,563
3.950%, 04/21/2025	539,000	566,816
4.200%, 08/26/2024	263,000	279,547
4.450%, 03/03/2026	618,000	668,347

10

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Bank of America Corp. (3.004% to 12-20-22, then 3 month LIBOR + 0.790%) 12/20/2023	$1,149,000	$1,170,473
Bank of America Corp. (3.419% to 12-20-27, then 3 month LIBOR + 1.040%) 12/20/2028	1,087,000	1,122,352
Bank of America Corp. (4.083% to 3-20-50, then 3 month LIBOR + 3.150%) 03/20/2051	500,000	567,586
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) 03/10/2026 (F)	708,000	743,400
Barclays PLC 4.375%, 01/12/2026	300,000	301,595
BPCE SA
4.500%, 03/15/2025 (E)	405,000	401,956
5.700%, 10/22/2023 (E)	340,000	349,081
Brighthouse Financial, Inc. 3.700%, 06/22/2027	630,000	546,662
Cantor Fitzgerald LP 4.875%, 05/01/2024 (E)	520,000	518,645
Capital One Financial Corp.
3.500%, 06/15/2023	1,023,000	1,016,946
3.750%, 07/28/2026 (A)	500,000	472,066
3.900%, 01/29/2024	300,000	300,845
CIT Group, Inc. 5.000%, 08/01/2023	700,000	673,477
Citigroup, Inc.
3.200%, 10/21/2026	618,000	640,084
3.500%, 05/15/2023	1,060,000	1,091,896
4.500%, 01/14/2022	1,000,000	1,040,155
4.600%, 03/09/2026	736,000	791,268
5.500%, 09/13/2025	215,000	238,893
Citigroup, Inc. (4.412% to 3-31-30, then SOFR + 3.914%) 03/31/2031	1,000,000	1,100,276
Citigroup, Inc. (4.700% to 1-30-25, then SOFR + 3.234%) 01/30/2025 (F)	575,000	497,375
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) 08/15/2026 (F)	490,000	504,700
CNO Financial Group, Inc. 5.250%, 05/30/2025 to 05/30/2029	678,000	671,994
Credit Agricole SA
3.250%, 01/14/2030 (E)	623,000	591,727
4.375%, 03/17/2025 (E)	600,000	598,567
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) 01/23/2024 (E)(F)	310,000	297,476
Credit Suisse Group AG (7.500% to 12-11-23, then 5 Year U.S. Swap Rate + 4.598%) 12/11/2023 (E)(F)	185,000	178,063
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) 07/17/2023 (E)(F)	410,000	377,856
Credit Suisse Group Funding Guernsey, Ltd. 4.550%, 04/17/2026	405,000	427,684
Credito Real SAB de CV (9.125% to 11-29-22, then 5 Year CMT + 7.026%) 11/29/2022 (A)(E)(F)	195,000	148,202
Danske Bank A/S 5.000%, 01/12/2022 (E)	375,000	383,951
Discover Bank 2.450%, 09/12/2024	411,000	393,765
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Discover Financial Services
3.950%, 11/06/2024	$580,000	$590,250
4.100%, 02/09/2027	167,000	160,644
Enova International, Inc.
8.500%, 09/01/2024 (A)(E)	77,000	66,990
8.500%, 09/15/2025 (E)	345,000	296,700
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) 06/30/2023 (F)	352,000	285,120
Freedom Mortgage Corp.
8.125%, 11/15/2024 (E)	322,000	259,400
8.250%, 04/15/2025 (E)	140,000	109,900
GE Capital International Funding Company Unlimited Company 4.418%, 11/15/2035	677,000	731,411
Gogo Intermediate Holdings LLC 9.875%, 05/01/2024 (E)	248,000	195,920
HSBC Holdings PLC (3.950% to 5-18-23, then 3 month LIBOR + 0.987%) 05/18/2024	680,000	696,736
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year ICE Swap Rate + 5.514%) 06/01/2021 (F)	395,000	388,088
ING Groep NV 3.550%, 04/09/2024	357,000	358,776
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) 04/16/2025 (F)	135,000	112,482
Invesco Finance PLC 3.125%, 11/30/2022 (A)	850,000	848,906
Jefferies Financial Group, Inc. 5.500%, 10/18/2023 (A)	1,330,000	1,342,151
Jefferies Group LLC
4.150%, 01/23/2030	420,000	402,101
4.850%, 01/15/2027	450,000	445,812
JPMorgan Chase & Co.
2.950%, 10/01/2026	660,000	682,047
3.375%, 05/01/2023	1,250,000	1,304,408
4.125%, 12/15/2026	600,000	655,912
4.500%, 01/24/2022	1,300,000	1,357,598
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month LIBOR + 1.245%) 01/29/2027	539,000	582,126
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) 02/01/2025 (F)	503,000	440,226
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) 02/01/2024 (F)	560,000	585,200
Ladder Capital Finance Holdings LLLP 5.250%, 03/15/2022 to 10/01/2025 (E)	200,000	169,253
Lazard Group LLC 4.375%, 03/11/2029	295,000	298,484
Legg Mason, Inc.
3.950%, 07/15/2024 (A)	660,000	654,984
4.750%, 03/15/2026	825,000	826,575
Liberty Mutual Group, Inc.
3.951%, 10/15/2050 (E)	486,000	451,162
4.250%, 06/15/2023 (E)	1,000,000	1,018,019
Lloyds Banking Group PLC 4.450%, 05/08/2025	935,000	1,001,423
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) 06/27/2024 (F)	345,000	296,252

11

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Loews Corp.
2.625%, 05/15/2023	$630,000	$629,559
3.750%, 04/01/2026	825,000	856,317
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) 11/01/2026 (F)	250,000	240,000
Macquarie Bank, Ltd. 4.875%, 06/10/2025 (E)	420,000	441,810
Markel Corp. 5.000%, 03/30/2043	1,270,000	1,366,010
MetLife, Inc. 3.000%, 03/01/2025	300,000	295,356
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%) 12/15/2036	402,000	419,529
MetLife, Inc. (9.250% to 4-8-38, then 3 month LIBOR + 5.540%) 04/08/2038 (E)	120,000	150,000
MGIC Investment Corp. 5.750%, 08/15/2023	161,000	149,057
Morgan Stanley
3.875%, 01/27/2026	361,000	389,592
4.100%, 05/22/2023	900,000	932,104
Morgan Stanley (3 month LIBOR + 3.610%) 5.441%, 07/15/2020 (C)(F)	200,000	168,500
Morgan Stanley (3.622% to 4-1-30, then SOFR + 3.120%) 04/01/2031	1,000,000	1,040,739
Nationstar Mortgage Holdings, Inc.
6.000%, 01/15/2027 (E)	99,000	84,150
8.125%, 07/15/2023 (E)	217,000	212,183
9.125%, 07/15/2026 (E)	174,000	157,470
Nationwide Building Society (3.622% to 4-26-22, then 3 month LIBOR + 1.181%) 04/26/2023 (E)	359,000	356,899
Nationwide Mutual Insurance Company (3 month LIBOR + 2.290%) 3.031%, 12/15/2024 (C)(E)	1,130,000	1,128,489
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year ICE Swap Rate + 3.650%) 10/16/2044 (E)	355,000	369,200
Power Finance Corp., Ltd. 3.950%, 04/23/2030 (A)(E)	1,000,000	840,485
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%) 09/15/2042	795,000	771,150
Quicken Loans, Inc. 5.750%, 05/01/2025 (E)	345,000	343,275
Radian Group, Inc. 4.500%, 10/01/2024	190,000	187,150
Raymond James Financial, Inc.
3.625%, 09/15/2026	500,000	505,292
4.650%, 04/01/2030	161,000	168,384
4.950%, 07/15/2046	500,000	575,919
Refinitiv US Holdings, Inc.
6.250%, 05/15/2026 (E)	57,000	58,853
8.250%, 11/15/2026 (E)	92,000	97,060
Santander Holdings USA, Inc.
3.244%, 10/05/2026	786,000	701,807
3.400%, 01/18/2023	360,000	355,649
3.500%, 06/07/2024	745,000	727,261
4.400%, 07/13/2027	203,000	199,670
Santander UK Group Holdings PLC 4.750%, 09/15/2025 (A)(E)	280,000	275,168
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) 09/13/2021 (E)(F)	$375,000	$344,869
Sompo International Holdings, Ltd. 4.700%, 10/15/2022	1,080,000	1,128,675
Springleaf Finance Corp. 6.875%, 03/15/2025	140,000	140,997
State Street Corp. (2.901% to 3-30-25, then SOFR + 2.700%) 03/30/2026 (E)	1,000,000	1,023,809
Stearns Holdings LLC 5.000%, 11/05/2024 (E)	1,209	792
Stifel Financial Corp. 4.250%, 07/18/2024	1,596,000	1,623,734
Teachers Insurance & Annuity Association of America 4.270%, 05/15/2047 (E)	441,000	423,918
The Charles Schwab Corp. (7.000% to 2-1-22, then 3 month LIBOR + 4.820%) 02/01/2022 (A)(F)	1,000,000	1,040,000
The Goldman Sachs Group, Inc.
3.500%, 04/01/2025	500,000	507,021
3.625%, 01/22/2023	1,200,000	1,238,786
3.850%, 01/26/2027	962,000	989,886
The Hartford Financial Services Group, Inc. 6.625%, 03/30/2040	500,000	676,177
The PNC Financial Services Group, Inc.
2.200%, 11/01/2024	629,000	651,583
3.150%, 05/19/2027	97,000	101,615
3.500%, 01/23/2024	234,000	242,705
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) 06/01/2023 (F)	315,000	267,750
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) 08/01/2021 (F)	595,000	561,906
The Royal Bank of Scotland Group PLC 3.875%, 09/12/2023	915,000	924,275
The Royal Bank of Scotland Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) 08/15/2021 (F)	740,000	721,500
The Toronto-Dominion Bank 3.250%, 03/11/2024	479,000	500,594
Trident TPI Holdings, Inc. 6.625%, 11/01/2025 (E)	115,000	92,289
UBS Group AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%) 01/31/2024 (E)(F)	323,000	303,620
Voya Financial, Inc. 4.800%, 06/15/2046	700,000	739,309
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%) 05/15/2053	565,000	517,828
Wells Fargo & Company 3.450%, 02/13/2023 (A)	900,000	925,339
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) 06/15/2025 (F)	1,088,000	1,104,320
Willis Towers Watson PLC 5.750%, 03/15/2021	1,350,000	1,383,368
		76,360,169
Health care – 2.8%
Abbott Laboratories 3.750%, 11/30/2026	680,000	759,120

12

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
AbbVie, Inc.
3.200%, 11/21/2029 (E)	$1,651,000	$1,684,307
4.250%, 11/21/2049 (E)	269,000	290,162
Agilent Technologies, Inc. 3.875%, 07/15/2023	670,000	691,129
Bausch Health Companies, Inc.
5.250%, 01/30/2030 (E)	159,000	148,665
6.125%, 04/15/2025 (E)	425,000	418,625
Baxter International, Inc.
3.500%, 08/15/2046	500,000	460,567
3.950%, 04/01/2030 (E)	74,000	80,015
Bristol-Myers Squibb Company
2.900%, 07/26/2024 (E)	888,000	941,089
3.250%, 02/20/2023 (E)	341,000	357,996
Catalent Pharma Solutions, Inc. 5.000%, 07/15/2027 (E)	81,000	78,570
Centene Corp.
3.375%, 02/15/2030 (E)	152,000	141,360
4.250%, 12/15/2027 (E)	117,000	117,222
4.625%, 12/15/2029 (E)	122,000	122,610
5.375%, 06/01/2026 (E)	1,035,000	1,066,164
Charles River Laboratories International, Inc. 4.250%, 05/01/2028 (E)	81,000	78,076
CVS Health Corp.
3.000%, 08/15/2026	108,000	107,580
3.750%, 04/01/2030	398,000	411,806
4.300%, 03/25/2028	484,000	514,010
5.050%, 03/25/2048	516,000	585,973
CVS Pass-Through Trust 8.353%, 07/10/2031 (E)	955,937	1,148,102
DaVita, Inc. 5.000%, 05/01/2025	480,000	479,371
Encompass Health Corp. 4.500%, 02/01/2028	62,000	60,807
GlaxoSmithKline Capital PLC 3.000%, 06/01/2024	502,000	523,463
HCA, Inc.
4.125%, 06/15/2029	186,000	187,329
5.250%, 04/15/2025 to 06/15/2026	738,000	774,135
5.375%, 02/01/2025	800,000	813,992
Humana, Inc. 3.125%, 08/15/2029	500,000	472,622
MEDNAX, Inc.
5.250%, 12/01/2023 (E)	290,000	236,350
6.250%, 01/15/2027 (E)	292,000	234,330
Mylan NV
3.950%, 06/15/2026	800,000	798,980
5.250%, 06/15/2046	250,000	238,840
Pfizer, Inc. 2.625%, 04/01/2030	500,000	524,671
Rede D'or Finance Sarl 4.500%, 01/22/2030 (E)	323,000	280,203
Select Medical Corp. 6.250%, 08/15/2026 (E)	299,000	299,000
Shire Acquisitions Investments Ireland DAC 3.200%, 09/23/2026	1,015,000	1,038,067
Stanford Health Care 3.310%, 08/15/2030	225,000	238,335
Team Health Holdings, Inc. 6.375%, 02/01/2025 (A)(E)	89,000	31,150
Teva Pharmaceutical Finance Company LLC 6.150%, 02/01/2036	49,000	43,336
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
UnitedHealth Group, Inc. 5.800%, 03/15/2036	$540,000	$704,002
Universal Health Services, Inc.
4.750%, 08/01/2022 (E)	310,000	308,258
5.000%, 06/01/2026 (E)	288,000	287,280
Zimmer Biomet Holdings, Inc.
3.050%, 01/15/2026	500,000	491,379
3.550%, 04/01/2025	550,000	553,698
		19,822,746
Industrials – 4.4%
3M Company
3.050%, 04/15/2030	500,000	523,639
3.250%, 02/14/2024	485,000	513,405
AECOM 5.125%, 03/15/2027	475,000	427,500
AerCap Ireland Capital DAC 2.875%, 08/14/2024	503,000	405,539
Ahern Rentals, Inc. 7.375%, 05/15/2023 (E)	427,000	243,390
Air Canada 2013-1 Class A Pass Through Trust 4.125%, 05/15/2025 (E)	199,874	191,671
Air Canada 2017-1 Class B Pass Through Trust 3.700%, 01/15/2026 (E)	298,611	277,452
Air Lease Corp.
3.000%, 09/15/2023	400,000	322,406
3.625%, 12/01/2027	215,000	179,123
Aircastle, Ltd. 5.500%, 02/15/2022	299,000	272,206
American Airlines 2001-1 Pass Through Trust 6.977%, 05/23/2021	72,849	72,367
American Airlines 2013-2 Class A Pass Through Trust 4.950%, 01/15/2023	376,981	327,962
American Airlines 2015-1 Class A Pass Through Trust 3.375%, 05/01/2027	405,084	342,792
American Airlines 2015-1 Class B Pass Through Trust 3.700%, 05/01/2023	168,587	157,890
American Airlines 2016-1 Class A Pass Through Trust 4.100%, 01/15/2028 (A)	464,876	446,607
American Airlines 2017-1 Class A Pass Through Trust 4.000%, 02/15/2029	161,975	145,790
American Airlines 2017-1 Class AA Pass Through Trust 3.650%, 02/15/2029	319,688	296,368
American Airlines 2017-2 Class A Pass Through Trust 3.600%, 10/15/2029	183,763	167,797
American Airlines 2019-1 Class A Pass Through Trust 3.500%, 02/15/2032	216,613	180,872
American Airlines 2019-1 Class AA Pass Through Trust 3.150%, 02/15/2032	329,842	290,532
American Airlines Group, Inc. 3.750%, 03/01/2025 (A)(E)	500,000	350,000
APX Group, Inc. 7.625%, 09/01/2023 (A)	370,000	285,829

13

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Ashtead Capital, Inc. 4.375%, 08/15/2027 (E)	$285,000	$263,625
Avolon Holdings Funding, Ltd. 5.125%, 10/01/2023 (E)	295,000	254,764
Azul Investments LLP 5.875%, 10/26/2024 (E)	250,000	137,503
British Airways 2013-1 Class A Pass Through Trust 4.625%, 06/20/2024 (E)	245,536	243,612
British Airways 2013-1 Class B Pass Through Trust 5.625%, 06/20/2020 (E)	12,922	12,879
British Airways 2018-1 Class A Pass Through Trust 4.125%, 09/20/2031 (E)	184,465	160,895
Builders FirstSource, Inc. 5.000%, 03/01/2030 (E)	46,000	41,400
Carrier Global Corp.
2.242%, 02/15/2025 (E)	529,000	516,606
2.722%, 02/15/2030 (E)	423,000	389,199
Clean Harbors, Inc. 4.875%, 07/15/2027 (E)	65,000	63,629
Continental Airlines 2007-1 Class A Pass Through Trust 5.983%, 04/19/2022	139,150	138,296
Continental Airlines 2012-1 Class B Pass Through Trust 6.250%, 04/11/2020	58,005	57,972
CSX Corp. 3.800%, 04/15/2050	1,000,000	1,050,401
Delta Air Lines 2002-1 Class G-1 Pass Through Trust 6.718%, 01/02/2023	115,887	115,538
Delta Air Lines, Inc.
2.900%, 10/28/2024	662,000	529,857
3.800%, 04/19/2023	411,000	386,239
4.375%, 04/19/2028	445,000	357,173
Empresa de Transporte de Pasajeros Metro SA 4.750%, 02/04/2024 (E)	340,000	340,447
Fortive Corp. 3.150%, 06/15/2026	700,000	701,461
GATX Corp. 3.850%, 03/30/2027	800,000	825,747
General Electric Company
2.700%, 10/09/2022	1,100,000	1,081,947
5.550%, 01/05/2026	594,000	641,734
H&E Equipment Services, Inc. 5.625%, 09/01/2025	175,000	162,313
Harsco Corp. 5.750%, 07/31/2027 (E)	110,000	101,787
Howmet Aerospace, Inc. 5.125%, 10/01/2024	342,000	337,725
Huntington Ingalls Industries, Inc.
3.844%, 05/01/2025 (E)	557,000	573,513
4.200%, 05/01/2030 (E)	1,268,000	1,312,794
5.000%, 11/15/2025 (E)	395,000	407,455
IHS Markit, Ltd.
4.000%, 03/01/2026 (E)	363,000	360,677
4.750%, 02/15/2025 (E)	175,000	183,934
4.750%, 08/01/2028	213,000	222,917
JB Hunt Transport Services, Inc. 3.850%, 03/15/2024	700,000	721,427
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
JetBlue 2019-1 Class AA Pass Through Trust 2.750%, 05/15/2032	$369,000	$322,703
Kansas City Southern 2.875%, 11/15/2029	500,000	480,186
Kratos Defense & Security Solutions, Inc. 6.500%, 11/30/2025 (E)	270,000	247,050
Lennox International, Inc. 3.000%, 11/15/2023	800,000	790,852
LSC Communications, Inc. 8.750%, 10/15/2023 (E)	420,000	46,200
Masco Corp. 4.375%, 04/01/2026	400,000	395,722
Otis Worldwide Corp. 2.056%, 04/05/2025 (E)	412,000	402,738
Owens Corning 3.950%, 08/15/2029 (A)	366,000	345,870
Prime Security Services Borrower LLC 6.250%, 01/15/2028 (E)	218,000	188,025
The Boeing Company 3.200%, 03/01/2029	692,000	639,064
TransDigm, Inc. 5.500%, 11/15/2027 (E)	705,000	632,738
TTX Company 4.200%, 07/01/2046 (E)	700,000	780,521
Tutor Perini Corp. 6.875%, 05/01/2025 (A)(E)	115,000	95,450
Tyco Electronics Group SA 4.875%, 01/15/2021	500,000	509,575
Uber Technologies, Inc. 7.500%, 11/01/2023 to 09/15/2027 (E)	987,000	966,421
Union Pacific Corp. 4.163%, 07/15/2022	1,137,000	1,168,883
United Airlines 2014-2 Class A Pass Through Trust 3.750%, 09/03/2026	448,983	435,664
United Airlines 2014-2 Class B Pass Through Trust 4.625%, 09/03/2022	165,550	152,549
United Airlines 2016-1 Class A Pass Through Trust 3.450%, 07/07/2028	352,444	324,004
United Airlines 2016-1 Class B Pass Through Trust 3.650%, 01/07/2026	517,940	409,113
United Airlines 2018-1 Class B Pass Through Trust 4.600%, 03/01/2026	140,256	122,377
United Airlines 2019-1 Class A Pass Through Trust 4.550%, 08/25/2031	302,416	303,033
United Parcel Service, Inc. 3.900%, 04/01/2025	363,000	393,342
United Rentals North America, Inc.
3.875%, 11/15/2027	227,000	214,515
4.625%, 10/15/2025	700,000	661,493
4.875%, 01/15/2028	375,000	363,750
US Airways 2010-1 Class A Pass Through Trust 6.250%, 04/22/2023	85,737	86,182
Verisk Analytics, Inc. 4.125%, 03/15/2029	400,000	422,247

14

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
XPO Logistics, Inc. 6.500%, 06/15/2022 (E)	$254,000	$254,635
		31,271,505
Information technology – 3.3%
Autodesk, Inc. 2.850%, 01/15/2030	204,000	199,804
Banff Merger Sub, Inc. 9.750%, 09/01/2026 (E)	290,000	255,200
Broadcom Corp.
3.125%, 01/15/2025	310,000	297,196
3.875%, 01/15/2027	1,819,000	1,733,992
Broadcom, Inc. 4.750%, 04/15/2029 (E)	552,000	560,660
Citrix Systems, Inc. 3.300%, 03/01/2030	513,000	477,222
CommScope, Inc. 8.250%, 03/01/2027 (E)	436,000	420,260
Dell International LLC
4.900%, 10/01/2026 (E)	597,000	594,681
5.300%, 10/01/2029 (E)	1,309,000	1,273,240
8.350%, 07/15/2046 (E)	613,000	720,290
Fiserv, Inc. 3.850%, 06/01/2025 (A)	614,000	649,578
Jabil, Inc. 3.600%, 01/15/2030	180,000	160,097
KLA Corp. 4.100%, 03/15/2029	340,000	370,501
Lam Research Corp.
3.750%, 03/15/2026	370,000	392,552
4.875%, 03/15/2049	359,000	465,954
Marvell Technology Group, Ltd. 4.875%, 06/22/2028	465,000	481,769
Microchip Technology, Inc. 4.333%, 06/01/2023	980,000	976,929
Micron Technology, Inc.
4.185%, 02/15/2027	970,000	981,656
4.663%, 02/15/2030	1,000,000	1,045,273
4.975%, 02/06/2026	225,000	235,864
5.327%, 02/06/2029	1,658,000	1,817,416
Microsoft Corp. 4.450%, 11/03/2045	405,000	532,514
Motorola Solutions, Inc. 4.600%, 02/23/2028	659,000	672,180
NVIDIA Corp. 2.850%, 04/01/2030	422,000	438,602
NXP BV
3.875%, 06/18/2026 (E)	325,000	316,100
4.625%, 06/01/2023 (E)	710,000	730,725
4.875%, 03/01/2024 (E)	354,000	377,959
Oracle Corp. 2.950%, 04/01/2030	1,150,000	1,156,903
PayPal Holdings, Inc. 2.850%, 10/01/2029	1,818,000	1,804,459
PTC, Inc. 4.000%, 02/15/2028 (E)	76,000	72,983
Qorvo, Inc. 5.500%, 07/15/2026	150,000	156,788
QUALCOMM, Inc. 3.450%, 05/20/2025	500,000	534,685
Seagate HDD Cayman 4.750%, 01/01/2025 (A)	475,000	472,409
Tech Data Corp. 3.700%, 02/15/2022	233,000	230,638
Telefonaktiebolaget LM Ericsson 4.125%, 05/15/2022	575,000	569,272
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Tempo Acquisition LLC 6.750%, 06/01/2025 (E)	$136,000	$124,448
VeriSign, Inc.
4.750%, 07/15/2027	195,000	202,098
5.250%, 04/01/2025	205,000	209,613
Visa, Inc.
2.050%, 04/15/2030	400,000	399,420
2.700%, 04/15/2040	221,000	219,373
		23,331,303
Materials – 1.0%
Anglo American Capital PLC
4.125%, 09/27/2022 (E)	400,000	394,298
4.750%, 04/10/2027 (E)	215,000	210,056
Arconic Corp. 6.125%, 02/15/2028 (E)	53,000	54,193
Ardagh Packaging Finance PLC 6.000%, 02/15/2025 (E)	190,000	190,532
Bemis Company, Inc. 3.100%, 09/15/2026	500,000	473,770
Cemex SAB de CV 6.125%, 05/05/2025 (E)	335,000	297,309
CF Industries, Inc. 4.950%, 06/01/2043	175,000	166,198
Commercial Metals Company 5.375%, 07/15/2027	122,000	112,240
Cydsa SAB de CV 6.250%, 10/04/2027 (E)	350,000	259,000
Eastman Chemical Company 4.500%, 01/15/2021	68,000	67,315
First Quantum Minerals, Ltd.
6.875%, 03/01/2026 (E)	175,000	140,438
7.500%, 04/01/2025 (E)	226,000	188,075
Freeport-McMoRan, Inc. 5.450%, 03/15/2043	500,000	447,500
Huntsman International LLC 4.500%, 05/01/2029	500,000	426,267
Methanex Corp.
4.250%, 12/01/2024	293,000	225,369
5.250%, 12/15/2029	387,000	290,057
5.650%, 12/01/2044	450,000	272,466
Newmont Corp. 2.800%, 10/01/2029	223,000	212,476
Norbord, Inc. 6.250%, 04/15/2023 (E)	120,000	115,800
Orbia Advance Corp. SAB de CV 5.500%, 01/15/2048 (E)	380,000	329,464
Syngenta Finance NV
4.441%, 04/24/2023 (E)	535,000	503,953
5.676%, 04/24/2048 (E)	145,000	116,548
The Mosaic Company 4.250%, 11/15/2023	600,000	568,345
The Sherwin-Williams Company 4.200%, 01/15/2022	1,000,000	1,020,875
		7,082,544
Real estate – 2.2%
American Homes 4 Rent LP 4.250%, 02/15/2028	415,000	411,623
American Tower Corp.
2.400%, 03/15/2025	312,000	307,427
2.950%, 01/15/2025	341,000	340,596
3.550%, 07/15/2027	662,000	663,449
3.800%, 08/15/2029	280,000	285,814
5.000%, 02/15/2024	670,000	709,251

15

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Columbia Property Trust Operating Partnership LP 4.150%, 04/01/2025	$600,000	$621,173
Crown Castle International Corp.
3.300%, 07/01/2030	532,000	527,632
3.700%, 06/15/2026	500,000	506,206
4.150%, 07/01/2050	508,000	502,412
CyrusOne LP 3.450%, 11/15/2029	375,000	331,016
Equinix, Inc.
2.900%, 11/18/2026	1,000,000	915,816
3.200%, 11/18/2029	551,000	510,232
5.375%, 05/15/2027	275,000	274,390
ERP Operating LP 3.375%, 06/01/2025	300,000	310,716
Essex Portfolio LP 3.625%, 05/01/2027	500,000	507,993
GLP Capital LP 5.375%, 04/15/2026	292,000	258,829
Healthcare Trust of America Holdings LP 3.500%, 08/01/2026	500,000	494,478
Healthpeak Properties, Inc. 3.875%, 08/15/2024	800,000	815,402
Mid-America Apartments LP 3.950%, 03/15/2029	700,000	713,975
National Retail Properties, Inc. 3.300%, 04/15/2023	660,000	665,307
Piedmont Operating Partnership LP 4.450%, 03/15/2024	500,000	506,946
SBA Communications Corp.
3.875%, 02/15/2027 (E)	175,000	175,438
4.875%, 09/01/2024	700,000	709,625
SBA Tower Trust
2.836%, 01/15/2025 (E)	477,000	460,734
3.722%, 04/11/2023 (E)	543,000	543,409
SL Green Operating Partnership LP 3.250%, 10/15/2022	500,000	497,493
The GEO Group, Inc. 6.000%, 04/15/2026	96,000	62,340
Ventas Realty LP
3.500%, 02/01/2025	343,000	336,923
4.750%, 11/15/2030	1,000,000	982,204
VICI Properties LP 4.625%, 12/01/2029 (E)	55,000	50,050
Weingarten Realty Investors 3.375%, 10/15/2022	1,050,000	1,076,550
		16,075,449
Utilities – 1.8%
ABY Transmision Sur SA 6.875%, 04/30/2043 (E)	215,490	276,637
Ameren Corp. 3.500%, 01/15/2031	1,000,000	997,630
AmeriGas Partners LP 5.500%, 05/20/2025	275,000	253,000
Arizona Public Service Company 5.500%, 09/01/2035	1,118,000	1,257,704
CenterPoint Energy Houston Electric LLC 6.950%, 03/15/2033	535,000	765,632
Consolidated Edison Company of New York, Inc.
3.350%, 04/01/2030	500,000	515,723
3.950%, 04/01/2050	500,000	520,674
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Dominion Energy, Inc.
3.375%, 04/01/2030	$727,000	$719,694
3.600%, 03/15/2027	500,000	509,967
Edison International 3.550%, 11/15/2024	700,000	695,319
Emera US Finance LP 3.550%, 06/15/2026	248,000	236,533
Empresa Electrica Angamos SA 4.875%, 05/25/2029 (E)	165,200	157,766
FirstEnergy Corp. 2.650%, 03/01/2030	254,000	239,404
Greenko Dutch BV
4.875%, 07/24/2022 (E)	215,000	188,924
5.250%, 07/24/2024 (E)	145,000	115,623
Instituto Costarricense de Electricidad 6.375%, 05/15/2043 (E)	210,000	128,102
Israel Electric Corp., Ltd. 6.875%, 06/21/2023 (E)	170,000	186,596
NextEra Energy Capital Holdings, Inc. 3.550%, 05/01/2027	677,000	698,783
NextEra Energy Operating Partners LP
3.875%, 10/15/2026 (E)	323,000	306,850
4.500%, 09/15/2027 (E)	245,000	238,875
NRG Energy, Inc. 3.750%, 06/15/2024 (E)	270,000	267,264
Oncor Electric Delivery Company LLC 4.100%, 06/01/2022	750,000	764,023
PPL Capital Funding, Inc. 3.400%, 06/01/2023	1,160,000	1,191,228
Southern California Edison Company 3.700%, 08/01/2025	1,000,000	1,029,375
Vistra Operations Company LLC
3.700%, 01/30/2027 (E)	554,000	493,569
4.300%, 07/15/2029 (E)	520,000	461,509
		13,216,404
TOTAL CORPORATE BONDS (Cost $290,529,948)		$284,414,413
CAPITAL PREFERRED SECURITIES – 0.2%
Financials – 0.2%
Truist Bank (Greater of 3 month LIBOR + 0.645% or 4.000%) 4.000%, 12/15/2024 (C)(F)	425,000	340,000
USB Capital IX (Greater of 3 month LIBOR + 1.020% or 3.500%) 3.500%, 05/04/2020 (C)(F)	1,045,000	778,525
		1,118,525
TOTAL CAPITAL PREFERRED SECURITIES (Cost $1,388,147)		$1,118,525
MUNICIPAL BONDS – 0.5%
Buckeye Tobacco Settlement Financing Authority (Ohio) 5.000%, 06/01/2055	400,000	354,408
Foothill-Eastern Transportation Corridor Agency (California) 4.094%, 01/15/2049	1,000,000	1,012,670
New Jersey Transportation Trust Fund Authority
4.081%, 06/15/2039	393,000	380,868
4.131%, 06/15/2042	40,000	38,730
Sales Tax Securitization Corp. (Illinois) 4.637%, 01/01/2040	465,000	552,122

16

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
The School District of Philadelphia (Pennsylvania)
5.995%, 09/01/2030	$315,000	$403,014
6.765%, 06/01/2040	1,010,000	1,193,275
TOTAL MUNICIPAL BONDS (Cost $3,938,674)		$3,935,087
TERM LOANS (I) – 0.0%
Financials – 0.0%
LSF9 Atlantis Holdings LLC, 2017 Term Loan (1 month LIBOR + 6.000%) 7.000%, 05/01/2023	195,563	156,548
TOTAL TERM LOANS (Cost $194,397)		$156,548
COLLATERALIZED MORTGAGE OBLIGATIONS – 8.5%
Commercial and residential – 6.4%
Americold LLC
Series 2010-ARTA, Class C, 6.811%, 01/14/2029 (E)	1,350,000	1,349,338
Series 2010-ARTA, Class D, 7.443%, 01/14/2029 (E)	1,789,000	1,791,222
AOA Mortgage Trust Series 2015-1177, Class C 3.010%, 12/13/2029 (E)(J)	120,000	118,805
Arroyo Mortgage Trust
Series 2018-1, Class A1, 3.763%, 04/25/2048 (E)(J)	516,483	502,714
Series 2019-2, Class A1, 3.347%, 04/25/2049 (E)(J)	464,609	441,476
Series 2019-3, Class A1, 2.962%, 10/25/2048 (E)(J)	284,449	266,642
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, Class ENM 3.843%, 11/05/2032 (E)(J)	231,000	183,499
BAMLL Re-REMIC Trust Series 2014-FRR4, Class BK23 8.001%, 09/27/2022 (E)(K)	500,000	411,600
BANK Series 2019-BN20, Class ASB 2.933%, 09/15/2062	400,000	412,993
Barclays Commercial Mortgage Trust Series 2019-C5, Class A2 3.043%, 11/15/2052	312,000	321,351
Bayview Commercial Asset Trust
Series 2005-1A, Class A2 (1 month LIBOR + 0.525%), 1.472%, 04/25/2035 (C)(E)	265,368	199,035
Series 2005-4A, Class A2 (1 month LIBOR + 0.390%), 1.337%, 01/25/2036 (C)(E)	153,339	135,686
Series 2006-2A, Class A2 (1 month LIBOR + 0.280%), 1.227%, 07/25/2036 (C)(E)	230,570	202,149
BBCMS Mortgage Trust Series 2018-TALL, Class E (1 month LIBOR + 2.437%) 3.142%, 03/15/2037 (C)(E)	223,000	178,464
BBCMS Trust
Series 2015-MSQ, Class D, 3.990%, 09/15/2032 (E)(J)	140,000	131,357
Series 2015-SRCH, Class D, 4.957%, 08/10/2035 (E)(J)	329,000	284,428
Series 2020-C6, Class A2, 2.690%, 02/15/2053	206,000	211,736
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Bear Stearns Asset Backed Securities Trust Series 2003-AC4, Class A 5.500%, 09/25/2033	$446,640	$423,495
Benchmark Mortgage Trust
Series 2019-B10, Class A2, 3.614%, 03/15/2062	410,000	429,954
Series 2019-B11, Class A2, 3.410%, 05/15/2052	315,000	328,655
Series 2019-B12, Class A2, 3.001%, 08/15/2052	410,000	421,580
Series 2019-B13, Class A2, 2.889%, 08/15/2057	418,000	427,976
Series 2019-B14, Class A2, 2.915%, 12/15/2062	426,000	437,048
BRAVO Residential Funding Trust Series 2019-NQM1, Class A1 2.666%, 07/25/2059 (E)(J)	213,801	209,864
BWAY Mortgage Trust Series 2015-1740, Class XA IO 0.896%, 01/10/2035 (E)	3,705,000	58,997
BX Commercial Mortgage Trust Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) 2.026%, 03/15/2037 (C)(E)	260,000	218,352
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) 2.455%, 12/15/2037 (C)(E)	121,000	110,630
CD Mortgage Trust Series 2017-CD3, Class A4 3.631%, 02/10/2050	1,800,000	1,924,835
CGDBB Commercial Mortgage Trust Series 2017-BIOC, Class E (1 month LIBOR + 2.150%) 2.855%, 07/15/2032 (C)(E)	232,040	194,391
CHL Mortgage Pass Through Trust Series 2004-HYB2, Class 4A 4.958%, 07/20/2034 (J)	517,640	447,208
CHT Mortgage Trust Series 2017-CSMO, Class D (1 month LIBOR + 2.250%) 2.955%, 11/15/2036 (C)(E)	358,000	320,176
Citigroup Commercial Mortgage Trust
Series 2018-C5, Class A3, 3.963%, 06/10/2051	600,000	656,187
Series 2018-C5, Class XA IO, 0.599%, 06/10/2051	9,951,260	407,769
Series 2019-PRM, Class A, 3.341%, 05/10/2036 (E)	170,000	160,008
Series 2019-SMRT, Class A, 4.149%, 01/10/2036 (E)	158,000	160,744
COLT Mortgage Loan Trust
Series 2019-2, Class A1, 3.337%, 05/25/2049 (E)(J)	188,276	184,214
Series 2020-1, Class A1, 2.488%, 02/25/2050 (E)(J)	222,275	214,987
Commercial Mortgage Trust (Bank of America Merrill Lynch/Deutsche Bank AG) Series 2013-WWP, Class A2 3.424%, 03/10/2031 (E)	1,400,000	1,441,943

17

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO, 1.632%, 08/15/2045	$9,305,312	$283,440
Series 2012-CR3, Class XA IO, 1.856%, 10/15/2045	9,214,056	335,956
Series 2013-CR8, Class AM, 3.816%, 06/10/2046 (E)(J)	1,000,000	1,009,640
Series 2014-CR15, Class C, 4.746%, 02/10/2047 (J)	800,000	728,312
Series 2014-CR15, Class XA IO, 0.939%, 02/10/2047	9,129,499	254,095
Series 2014-CR16, Class C, 4.928%, 04/10/2047 (J)	400,000	360,047
Series 2014-CR20, Class A3, 3.326%, 11/10/2047	730,000	759,507
Series 2015-CR27, Class A4, 3.612%, 10/10/2048	1,000,000	1,067,402
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG) Series 2018-COR3, Class XA IO 0.445%, 05/10/2051	5,041,977	154,149
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2012-LC4, Class B, 4.934%, 12/10/2044 (J)	108,000	108,418
Series 2012-LC4, Class XA IO, 2.101%, 12/10/2044 (E)	4,059,380	112,958
Series 2013-300P, Class D, 4.394%, 08/10/2030 (E)(J)	377,000	368,813
Series 2013-300P, Class E, 4.394%, 08/10/2030 (E)(J)	700,000	598,137
Series 2013-LC13, Class B, 5.009%, 08/10/2046 (E)(J)	114,000	116,144
Series 2014-LC15, Class C, 4.984%, 04/10/2047 (J)	400,000	361,567
Series 2017-PANW, Class A, 3.244%, 10/10/2029 (E)	159,000	156,672
Series 2020-CBM, Class A2, 2.896%, 02/10/2037 (E)	124,000	109,642
Commercial Mortgage Trust (Deutsche Bank AG/UBS AG) Series 2014-UBS2, Class XA IO 1.170%, 03/10/2047	4,239,192	151,440
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-C1, Class AX IO 0.992%, 02/15/2038 (E)	137,761	1
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%), 2.305%, 05/15/2036 (C)(E)	460,000	409,325
Series 2019-NQM1, Class A1, 2.656%, 10/25/2059 (E)	585,009	563,103
CSMC Trust
Series 2019-AFC1, Class A1, 2.573%, 07/25/2049 (E)	493,369	471,899
Series 2020-AFC1, Class A1, 2.240%, 02/25/2050 (E)(J)	306,569	270,684
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
DSLA Mortgage Loan Trust Series 2004-AR3, Class 2A2B (1 month LIBOR + 0.900%) 1.650%, 07/19/2044 (C)	$532,707	$435,288
FREMF Mortgage Trust
Series 2011-K10, Class B, 4.622%, 11/25/2049 (E)(J)	1,000,000	999,904
Series 2011-K11, Class B, 4.418%, 12/25/2048 (E)(J)	875,000	875,080
Series 2017-K67, Class B, 3.944%, 09/25/2049 (E)(J)	445,000	424,311
GCAT LLC Series 2019-NQM1, Class A1 2.985%, 02/25/2059 (E)	511,787	524,071
GCAT Trust Series 2020-NQM1, Class A1 2.247%, 01/25/2060 (E)	496,103	472,154
GE Commercial Mortgage Corp. Trust Series 2007-C1, Class AM 5.606%, 12/10/2049 (J)	100,462	83,334
Greenwich Capital Commercial Funding Corp. Series 2006-GG7, Class AM 5.513%, 07/10/2038 (J)	115,014	114,266
GS Mortgage Securities Trust
Series 2005-GG4, Class XC IO, 1.378%, 07/10/2039 (E)	356,737	405
Series 2013-GC10, Class C, 4.285%, 02/10/2046 (E)(J)	859,800	782,661
Series 2015-590M, Class C, 3.805%, 10/10/2035 (E)(J)	150,000	133,459
Series 2015-GC30, Class A3, 3.119%, 05/10/2050	425,000	431,145
Series 2015-GC34, Class A4, 3.506%, 10/10/2048	205,000	216,641
Series 2016-RENT, Class D, 4.067%, 02/10/2029 (E)(J)	249,000	242,979
Series 2017-485L, Class C, 3.982%, 02/10/2037 (E)(J)	155,000	110,005
Series 2019-GC39, Class A2, 3.457%, 05/10/2052	474,000	493,733
Series 2019-GC40, Class A2, 2.971%, 07/10/2052	380,000	389,316
Series 2020-UPTN, Class A, 2.751%, 02/10/2037 (E)	256,000	245,220
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO, 0.350%, 05/19/2047 (E)	12,864,628	160,843
Series 2007-4, Class ES IO, 0.350%, 07/19/2047	13,208,344	155,240
Series 2007-6, Class ES IO, 0.343%, 08/19/2037 (E)	11,928,362	194,164
Hilton Orlando Trust
Series 2018-ORL, Class B (1 month LIBOR + 1.050%), 1.755%, 12/15/2034 (C)(E)	1,000,000	822,377
Series 2018-ORL, Class D (1 month LIBOR + 1.700%), 2.405%, 12/15/2034 (C)(E)	145,000	112,083
Hudsons Bay Simon JV Trust Series 2015-HBFL, Class DFL (1 month LIBOR + 3.900%) 5.568%, 08/05/2034 (C)(E)	100,000	86,943

18

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
IMT Trust
Series 2017-APTS, Class AFX, 3.478%, 06/15/2034 (E)	$172,000	$169,338
Series 2017-APTS, Class CFX, 3.497%, 06/15/2034 (E)(J)	123,000	111,562
Irvine Core Office Trust
Series 2013-IRV, Class A2, 3.173%, 05/15/2048 (E)(J)	325,000	325,460
Series 2013-IRV, Class XA IO, 1.105%, 05/15/2048 (E)	7,923,145	134,174
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class XA IO, 0.570%, 08/15/2046	6,249,477	93,793
Series 2015-C31, Class A3, 3.801%, 08/15/2048	225,000	240,180
Series 2016-C1, Class A4, 3.311%, 03/15/2049	155,000	162,142
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP8, Class X IO, 0.290%, 05/15/2045	534,328	83
Series 2011-C3, Class XA IO, 0.947%, 02/15/2046 (E)	9,191,704	47,558
Series 2011-C4, Class XA IO, 1.181%, 07/15/2046 (E)	2,353,103	20,870
Series 2012-HSBC, Class XA IO, 1.431%, 07/05/2032 (E)	10,110,748	283,203
Series 2015-JP1, Class A4, 3.650%, 01/15/2049	685,000	728,620
Series 2020-NNN, Class AFX, 2.812%, 01/16/2037 (E)	258,000	256,506
KNDL Mortgage Trust Series 2019-KNSQ, Class D (1 month LIBOR + 1.350%) 2.055%, 05/15/2036 (C)(E)	185,000	149,967
LB-UBS Commercial Mortgage Trust Series 2005-C1, Class XCL IO 0.018%, 02/15/2040 (E)	353	0
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 4.562%, 04/21/2034 (J)	114,223	106,240
Series 2004-8, Class 5A1, 4.517%, 08/25/2034 (J)	138,083	135,719
MASTR Alternative Loan Trust Series 2004-4, Class 8A1 6.500%, 05/25/2034	248,459	256,332
Merrill Lynch Mortgage Investors Trust Series 2005-A, Class A1 (1 month LIBOR + 0.460%) 1.407%, 03/25/2030 (C)	23,772	21,324
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class XC IO, 0.010%, 07/12/2038 (E)	362,757	10
Series 2008-C1, Class X IO, 0.060%, 02/12/2051 (E)	4,915,134	49
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class XA IO, 1.427%, 08/15/2045 (E)	9,782,612	247,963
Series 2012-C6, Class XA IO, 1.611%, 11/15/2045 (E)	5,947,789	182,912
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Morgan Stanley Bank of America Merrill Lynch Trust (continued)
Series 2013-C7, Class AS, 3.214%, 02/15/2046	$1,000,000	$991,182
Series 2013-C7, Class XA IO, 1.340%, 02/15/2046	10,787,440	329,777
Series 2014-C17, Class XA IO, 1.108%, 08/15/2047	12,088,741	412,041
Morgan Stanley Capital I Trust
Series 2011-C3, Class XA IO, 0.623%, 07/15/2049 (E)	6,676,845	36,665
Series 2012-C4, Class AS, 3.773%, 03/15/2045	2,371,500	2,390,870
Series 2017-CLS, Class D (1 month LIBOR + 1.400%), 2.105%, 11/15/2034 (C)(E)	298,000	273,868
MSCG Trust Series 2016-SNR, Class D 6.550%, 11/15/2034 (E)	186,150	180,346
Natixis Commercial Mortgage Securities Trust
Series 2018-285M, Class D, 3.790%, 11/15/2032 (E)(J)	135,000	129,882
Series 2018-ALXA, Class C, 4.316%, 01/15/2043 (E)(J)	168,000	150,402
One Market Plaza Trust Series 2017-1MKT, Class D 4.146%, 02/10/2032 (E)	90,000	81,340
Seasoned Credit Risk Transfer Trust Series 2019-2, Class MA 3.500%, 08/25/2058	474,270	502,505
Sequoia Mortgage Trust Series 2005-3, Class A1 (1 month LIBOR + 0.200%) 0.973%, 05/20/2035 (C)	64,319	55,564
Starwood Mortgage Residential Trust
Series 2018-IMC1, Class A1, 3.793%, 03/25/2048 (E)(J)	109,576	106,759
Series 2020-1, Class A1, 2.275%, 02/25/2050 (E)(J)	248,792	238,647
Structured Asset Securities Corp. Series 1998-RF2, Class A 4.739%, 07/15/2027 (E)(J)	52,108	49,824
UBS Commercial Mortgage Trust Series 2012-C1, Class B 4.822%, 05/10/2045	55,000	55,409
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA IO 1.303%, 05/10/2063 (E)	6,022,653	144,541
VNDO Mortgage Trust Series 2013-PENN, Class D 3.947%, 12/13/2029 (E)(J)	347,000	341,420
WaMu Mortgage Pass Through Certificates
Series 2005-AR2, Class 2A1B (1 month LIBOR + 0.370%), 1.317%, 01/25/2045 (C)	560,062	497,848
Series 2005-AR8, Class 2AB2 (1 month LIBOR + 0.840%), 2.467%, 07/25/2045 (C)	434,727	356,827

19

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
WaMu Mortgage Pass Through Certificates (continued)
Series 2005-AR8, Class 2AB3 (1 month LIBOR + 0.720%), 2.347%, 07/25/2045 (C)	$347,264	$284,435
Washington Mutual Mortgage Pass Through Certificates Series 2005-1, Class 6A1 6.500%, 03/25/2035	256,796	235,289
Wells Fargo Commercial Mortgage Trust Series 2017-SMP, Class D (1 month LIBOR + 1.650%) 2.355%, 12/15/2034 (C)(E)	95,000	72,654
WF-RBS Commercial Mortgage Trust
Series 2011-C3, Class XA IO, 1.306%, 03/15/2044 (E)	12,001,933	120,396
Series 2012-C10, Class XA IO, 1.536%, 12/15/2045 (E)	5,930,165	203,788
Series 2012-C9, Class XA IO, 1.892%, 11/15/2045 (E)	7,030,104	265,573
Series 2013-C15, Class B, 4.494%, 08/15/2046 (J)	58,000	58,025
Series 2013-C16, Class B, 5.033%, 09/15/2046 (J)	74,000	75,298
		45,893,661
U.S. Government Agency – 2.1%
Federal Home Loan Mortgage Corp.
Series 290, Class IO, 3.500%, 11/15/2032	1,625,944	187,067
Series 3387, Class SB IO, 5.715%, 11/15/2037	1,241,388	231,504
Series 3632, Class AP, 3.000%, 02/15/2040	992,455	1,048,967
Series K011, Class X1 IO, 0.174%, 11/25/2020	45,012,770	26,837
Series K014, Class X1 IO, 1.150%, 04/25/2021	8,818,439	78,216
Series K015, Class X1 IO, 1.571%, 07/25/2021	8,592,002	126,845
Series K018, Class X1 IO, 1.300%, 01/25/2022	3,297,542	55,877
Series K021, Class A2, 2.396%, 06/25/2022	1,000,000	1,021,900
Series K021, Class X1 IO, 1.420%, 06/25/2022	11,658,182	297,724
Series K022, Class X1 IO, 1.209%, 07/25/2022	2,497,229	55,591
Series K026, Class X1 IO, 0.974%, 11/25/2022	10,113,515	209,474
Series K040, Class A2, 3.241%, 09/25/2024	370,000	400,125
Series K043, Class A2, 3.062%, 12/25/2024	585,000	630,006
Series K728, Class A2, 3.064%, 08/25/2024 (J)	253,000	269,423
Series K729, Class A2, 3.136%, 10/25/2024	403,000	431,211
Series KAIV, Class X1 IO, 1.234%, 06/25/2021	28,846,771	239,226
Series KIR3, Class A1, 3.038%, 08/25/2027	695,000	765,177
Series KS01, Class X1 IO, 1.197%, 01/25/2023	2,172,345	54,580
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series T-41, Class 3A, 5.371%, 07/25/2032 (J)	$54,168	$60,953
Federal National Mortgage Association
Series 2001-50, Class BA, 7.000%, 10/25/2041	7,768	8,972
Series 2002-W3, Class A5, 7.500%, 11/25/2041	61,831	75,394
Series 2010-15, Class KA, 4.000%, 03/25/2039	148,136	151,541
Series 2011-41, Class KA, 4.000%, 01/25/2041	267,674	282,335
Series 2011-86, Class NA, 4.000%, 01/25/2041	387,230	400,109
Series 2012-137, Class WI IO, 3.500%, 12/25/2032	1,656,965	197,303
Series 2012-21, Class PA, 2.000%, 03/25/2041	2,287,447	2,344,879
Series 2012-38, Class PA, 2.000%, 09/25/2041	798,980	815,600
Series 2012-M5, Class X IO, 0.529%, 02/25/2022	10,384,113	75,436
Government National Mortgage Association
Series 2008-90, Class IO, 1.878%, 12/16/2050	2,362,314	559,715
Series 2010-147, Class SA IO, 5.397%, 05/20/2040	1,376,965	119,941
Series 2010-85, Class SB IO, 5.895%, 03/16/2040	1,460,887	225,853
Series 2012-114, Class IO, 0.760%, 01/16/2053	670,851	27,128
Series 2012-120, Class IO, 0.766%, 02/16/2053	8,175,744	357,248
Series 2012-70, Class IO, 0.412%, 08/16/2052	4,871,319	54,896
Series 2015-41, Class IO, 0.592%, 09/16/2056	9,050,073	345,710
Series 2016-174, Class IO, 0.890%, 11/16/2056	869,896	57,571
Series 2017-109, Class IO, 0.600%, 04/16/2057	1,935,267	95,137
Series 2017-124, Class IO, 0.709%, 01/16/2059	2,644,615	147,961
Series 2017-135, Class IO, 0.835%, 10/16/2058	1,682,568	109,225
Series 2017-140, Class IO, 0.612%, 02/16/2059	1,210,247	67,873
Series 2017-159, Class IO, 0.544%, 06/16/2059	1,843,427	86,647
Series 2017-169, Class IO, 0.728%, 01/16/2060	3,860,713	225,249
Series 2017-20, Class IO, 0.740%, 12/16/2058	4,122,206	216,456
Series 2017-22, Class IO, 0.932%, 12/16/2057	609,618	42,621
Series 2017-41, Class IO, 0.786%, 07/16/2058	1,808,970	97,988
Series 2017-46, Class IO, 0.616%, 11/16/2057	1,661,804	83,680
Series 2017-61, Class IO, 0.764%, 05/16/2059	902,740	55,267

20

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2018-158, Class IO, 0.727%, 05/16/2061	$3,244,257	$220,004
Series 2018-35, Class IO, 0.527%, 03/16/2060	2,805,045	145,852
Series 2018-43, Class IO, 0.576%, 05/16/2060	4,639,164	238,822
Series 2018-69, Class IO, 0.555%, 04/16/2060	2,561,672	141,629
Series 2018-81, Class IO, 0.450%, 01/16/2060	611,543	30,027
Series 2018-9, Class IO, 0.559%, 01/16/2060	3,032,148	149,897
Series 2019-131, Class IO, 0.931%, 07/16/2061	2,316,519	170,549
		14,615,218
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $64,596,622)		$60,508,879
ASSET BACKED SECURITIES – 6.6%
AccessLex Institute Series 2007-A, Class A3 (3 month LIBOR + 0.300%) 1.979%, 05/25/2036 (C)	234,212	212,363
Ameriquest Mortgage Securities, Inc. Series 2005-R10, Class M1 (1 month LIBOR + 0.410%) 1.357%, 01/25/2036 (C)	95,930	95,548
Amresco Residential Securities Corp. Mortgage Loan Trust Series 1998-1, Class A6 6.510%, 08/25/2027 (J)	43	43
Applebee's Funding LLC Series 2019-1A, Class A2I 4.194%, 06/07/2049 (E)	575,000	522,963
Arby's Funding LLC Series 2015-1A, Class A2 4.969%, 10/30/2045 (E)	392,575	379,451
ARL First LLC Series 2012-1A, Class A2 3.810%, 12/15/2042 (E)	900,000	904,672
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A 2.360%, 03/20/2026 (E)	439,000	384,461
Series 2020-1A, Class A 2.330%, 08/20/2026 (E)	333,000	293,167
BRE Grand Islander Timeshare Issuer LLC Series 2019-A, Class A 3.280%, 09/26/2033 (E)	248,415	245,295
Business Loan Express SBA Loan Trust Series 2005-1A, Class A (1 month LIBOR + 0.300%) 1.247%, 06/27/2033 (C)(E)	241,169	215,035
Capital One Multi-Asset Execution Trust
Series 2015-A8, Class A8 2.050%, 08/15/2023	3,500,000	3,511,819
Series 2016-A7, Class A7 (1 month LIBOR + 0.510%) 1.215%, 09/16/2024 (C)	3,123,000	3,098,016
Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
CARS-DB4 LP
Series 2020-1A, Class A4 3.190%, 02/15/2050 (E)	$1,000,000	$963,130
Series 2020-1A, Class B1 4.170%, 02/15/2050 (E)	331,000	301,210
Centex Home Equity Loan Trust Series 2005-A, Class M4 (1 month LIBOR + 1.200%) 2.147%, 01/25/2035 (C)	156,736	124,596
Chase Issuance Trust Series 2016-A3, Class A3 (1 month LIBOR + 0.550%) 1.255%, 06/15/2023 (C)	4,500,000	4,460,485
Citibank Credit Card Issuance Trust
Series 2017-A3, Class A3 1.920%, 04/07/2022	3,000,000	2,999,700
Series 2017-A7, Class A7 (1 month LIBOR + 0.370%) 1.375%, 08/08/2024 (C)	3,000,000	2,957,401
CLI Funding LLC Series 2018-1A, Class A 4.030%, 04/18/2043 (E)	374,960	356,181
Coinstar Funding LLC Series 2017-1A, Class A2 5.216%, 04/25/2047 (E)	379,275	357,182
Conseco Finance Corp. Series 1996-10, Class M1 7.240%, 11/15/2028 (J)	160,786	163,375
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5 8.100%, 08/15/2025	6,114	4,457
Corevest American Finance Trust Series 2019-3, Class A 2.705%, 10/15/2052 (E)	103,495	98,236
Credit-Based Asset Servicing & Securitization LLC Series 2006-MH1, Class B1 6.250%, 10/25/2036 (E)	2,560,000	2,412,897
Cronos Containers Program I, Ltd. Series 2013-1A, Class A 3.080%, 04/18/2028 (E)	555,000	540,966
CWABS Asset-Backed Certificates Trust Series 2004-10, Class AF5B 4.523%, 02/25/2035	45,955	45,208
DB Master Finance LLC
Series 2017-1A, Class A2I 3.629%, 11/20/2047 (E)	210,163	202,189
Series 2017-1A, Class A2II 4.030%, 11/20/2047 (E)	161,288	151,383
Series 2019-1A, Class A2I 3.787%, 05/20/2049 (E)	972,650	940,057
Domino's Pizza Master Issuer LLC
Series 2017-1A, Class A23 4.118%, 07/25/2047 (E)	606,050	586,729
Series 2017-1A, Class A2II 3.082%, 07/25/2047 (E)	977,500	943,610
Driven Brands Funding LLC Series 2015-1A, Class A2 5.216%, 07/20/2045 (E)	555,350	553,384
FOCUS Brands Funding LLC Series 2017-1A, Class A2I 3.857%, 04/30/2047 (E)	194,500	183,626
Ford Credit Auto Owner Trust Series 2020-1, Class A 2.040%, 08/15/2031 (E)	516,000	477,571

21

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Ford Credit Floorplan Master Owner Trust Series 2019-2, Class A 3.060%, 04/15/2026	$623,000	$599,755
GMF Floorplan Owner Revolving Trust Series 2019-2, Class A 2.900%, 04/15/2026 (E)	580,000	531,458
Golden Credit Card Trust Series 2018-4A, Class A 3.440%, 10/15/2025 (E)	480,000	477,393
GSRPM Mortgage Loan Trust Series 2006-1, Class A1 (1 month LIBOR + 0.300%) 1.247%, 03/25/2035 (C)(E)	73,622	72,491
Hilton Grand Vacations Trust
Series 2017-AA, Class A 2.660%, 12/26/2028 (E)	310,856	305,175
Series 2018-AA, Class A 3.540%, 02/25/2032 (E)	122,380	121,994
InSite Issuer LLC
Series 2016-1A, Class A 2.883%, 11/15/2046 (E)	750,000	630,674
Series 2016-1A, Class B 4.557%, 11/15/2046 (E)	500,000	416,307
Jack in the Box Funding LLC
Series 2019-1A, Class A23 4.970%, 08/25/2049 (E)	229,425	190,040
Series 2019-1A, Class A2I 3.982%, 08/25/2049 (E)	229,425	211,922
Laurel Road Prime Student Loan Trust Series 2019-A, Class A2FX 2.730%, 10/25/2048 (E)	140,000	140,550
Long Beach Mortgage Loan Trust Series 2004-1, Class M3 (1 month LIBOR + 1.050%) 1.997%, 02/25/2034 (C)	53,712	53,121
MelTel Land Funding LLC Series 2019-1A, Class A 3.768%, 04/15/2049 (E)	257,000	203,632
Mill City Mortgage Loan Trust Series 2018-3, Class A1 3.500%, 08/25/2058 (E)(J)	144,959	147,528
MVW Owner Trust
Series 2015-1A, Class A 2.520%, 12/20/2032 (E)	32,156	31,659
Series 2018-1A, Class A 3.450%, 01/21/2036 (E)	273,598	262,904
Navient Private Education Loan Trust Series 2016-AA, Class A2A 3.910%, 12/15/2045 (E)	155,792	159,122
Navient Private Education Refi Loan Trust Series 2019-FA, Class A2 2.600%, 08/15/2068 (E)	553,000	558,942
New Residential Mortgage LLC
Series 2018-FNT1, Class A 3.610%, 05/25/2023 (E)	233,142	229,309
Series 2018-FNT2, Class A 3.790%, 07/25/2054 (E)	124,497	124,252
NRZ Excess Spread-Collateralized Notes
Series 2018-PLS1, Class A 3.193%, 01/25/2023 (E)	97,032	96,752
Series 2018-PLS2, Class A 3.265%, 02/25/2023 (E)	296,065	294,728
Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Option One Mortgage Loan Trust Series 2004-1, Class M1 (1 month LIBOR + 0.900%) 1.847%, 01/25/2034 (C)	$280,566	$248,535
Oxford Finance Funding LLC Series 2019-1A, Class A2 4.459%, 02/15/2027 (E)	185,000	186,631
Progress Residential Trust Series 2020-SFR1, Class A 1.732%, 04/17/2037 (E)	359,000	336,654
Renaissance Home Equity Loan Trust Series 2005-2, Class AF4 4.934%, 08/25/2035	120,947	120,038
Santander Revolving Auto Loan Trust Series 2019-A, Class A 2.510%, 01/26/2032 (E)	532,000	509,427
SCF Equipment Leasing LLC Series 2019-1A, Class A2 3.230%, 10/20/2024 (E)	186,000	183,405
Sesac Finance LLC Series 2019-1, Class A2 5.216%, 07/25/2049 (E)	383,075	359,826
Sierra Timeshare Receivables Funding LLC Series 2019-1A, Class A 3.200%, 01/20/2036 (E)	177,028	175,654
SMB Private Education Loan Trust
Series 2015-C, Class A2A 2.750%, 07/15/2027 (E)	138,884	139,678
Series 2019-B, Class A2A 2.840%, 06/15/2037 (E)	526,000	497,199
Sonic Capital LLC Series 2020-1A, Class A2I 3.845%, 01/20/2050 (E)	308,743	295,562
Sunbird Engine Finance LLC Series 2020-1A, Class A 3.671%, 02/15/2045 (E)	249,124	145,768
Taco Bell Funding LLC
Series 2016-1A, Class A2II 4.377%, 05/25/2046 (E)	680,750	657,611
Series 2018-1A, Class A2I 4.318%, 11/25/2048 (E)	496,713	484,300
TAL Advantage V LLC Series 2014-1A, Class A 3.510%, 02/22/2039 (E)	350,542	338,601
Towd Point Mortgage Trust
Series 2015-1, Class A5 3.913%, 10/25/2053 (E)(J)	105,000	97,274
Series 2015-2, Class 1M2 3.757%, 11/25/2060 (E)(J)	245,000	228,799
Series 2015-6, Class M2 3.750%, 04/25/2055 (E)(J)	1,000,000	925,060
Series 2017-1, Class A1 2.750%, 10/25/2056 (E)(J)	101,196	101,236
Series 2017-2, Class A1 2.750%, 04/25/2057 (E)(J)	53,643	52,549
Series 2018-1, Class A1 3.000%, 01/25/2058 (E)(J)	143,893	144,543
Series 2018-3, Class A1 3.750%, 05/25/2058 (E)(J)	186,457	186,247
Series 2018-4, Class A1 3.000%, 06/25/2058 (E)(J)	426,125	417,985
Series 2018-5, Class A1A 3.250%, 07/25/2058 (E)(J)	76,314	77,241
Series 2018-6, Class A1A 3.750%, 03/25/2058 (E)(J)	587,307	602,791

22

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Towd Point Mortgage Trust (continued)
Series 2019-1, Class A1 3.750%, 03/25/2058 (E)(J)	$293,741	$301,553
Series 2019-4, Class A1 2.900%, 10/25/2059 (E)(J)	339,978	332,616
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A 2.560%, 11/25/2031 (E)	1,135,000	1,149,834
Triton Container Finance V LLC Series 2018-1A, Class A 3.950%, 03/20/2043 (E)	268,000	265,257
Vantage Data Centers Issuer LLC Series 2018-1A, Class A2 4.072%, 02/16/2043 (E)	264,375	258,430
VB-S1 Issuer LLC
Series 2016-1A, Class D 4.459%, 06/15/2046 (E)	500,000	491,840
Series 2016-1A, Class F 6.901%, 06/15/2046 (E)	250,000	245,676
VSE VOI Mortgage LLC Series 2017-A, Class A 2.330%, 03/20/2035 (E)	187,463	181,814
Westgate Resorts LLC
Series 2016-1A, Class A 3.500%, 12/20/2028 (E)	20,034	19,928
Series 2017-1A, Class A 3.050%, 12/20/2030 (E)	151,254	143,338
Westlake Automobile Receivables Trust
Series 2019-1A, Class C 3.450%, 03/15/2024 (E)	190,000	175,706
Series 2019-2A, Class A2A 2.570%, 02/15/2023 (E)	616,129	613,586
Willis Engine Structured Trust V Series 2020-A, Class A 3.228%, 03/15/2045 (E)	162,000	94,378
TOTAL ASSET BACKED SECURITIES (Cost $49,016,975)		$47,332,684
PREFERRED SECURITIES – 0.2%
Consumer staples – 0.0%
Ocean Spray Cranberries, Inc., 6.250% (E)	2,216	150,688
Financials – 0.0%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 7.477% (C)	8,934	183,236
Wells Fargo & Company, Series L, 7.500%	55	70,071
		253,307
Information technology – 0.1%
Broadcom, Inc., 8.000% (A)	332	310,208
Utilities – 0.1%
Dominion Energy, Inc., 7.250%	550	50,606
DTE Energy Company, 6.250%	669	25,195
NextEra Energy, Inc., 5.279%	5,300	233,677
The Southern Company, 6.750%	831	36,896
		346,374
TOTAL PREFERRED SECURITIES (Cost $1,221,607)		$1,060,577
ESCROW CERTIFICATES – 0.0%
Stearns Holdings LLC 9.375%, 08/15/2020 (D)(E)(H)	$46,000	5,304
TOTAL ESCROW CERTIFICATES (Cost $0)		$5,304
Active Bond Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 11.5%
Short-term funds – 10.3%
John Hancock Collateral Trust, 1.1260% (L)(M)	1,783,589	$17,831,431
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.3210% (L)	55,877,513	55,877,513
		73,708,944
Repurchase agreement – 1.2%
Repurchase Agreement with State Street Corp. dated 3-31-20 at 0.000% to be repurchased at $8,503,000 on 4-1-20, collateralized by $8,250,000 U.S. Treasury Notes, 2.250% due 4-15-22 (valued at $8,673,679)	$8,503,000	8,503,000
TOTAL SHORT-TERM INVESTMENTS (Cost $82,211,708)		$82,211,944
Total Investments (Active Bond Trust) (Cost $808,743,317) – 115.0%		$820,738,992
Other assets and liabilities, net – (15.0%)		(106,913,142)
TOTAL NET ASSETS – 100.0%		$713,825,850
Currency Abbreviations
ARS	Argentine Peso
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is on loan as of 3-31-20. The value of securities on loan amounted to $17,451,471.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Non-income producing security.
(E)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $116,441,797 or 16.3% of the fund's net assets as of 3-31-20.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Non-income producing - Issuer is in default.
(H)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(I)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(J)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(K)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(L)	The rate shown is the annualized seven-day yield as of 3-31-20.

23

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
(M)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
American Asset Allocation Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Asset Allocation Fund - Class 1	56,028,549	$1,165,954,113
TOTAL INVESTMENT COMPANIES (Cost $1,026,856,814)		$1,165,954,113
Total Investments (American Asset Allocation Trust) (Cost $1,026,856,814) - 100.0%		$1,165,954,113
Other assets and liabilities, net - (0.0%)		(71,019)
TOTAL NET ASSETS - 100.0%		$1,165,883,094
American Global Growth Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Global Growth Fund - Class 1	6,474,514	$176,689,479
TOTAL INVESTMENT COMPANIES (Cost $175,460,068)		$176,689,479
Total Investments (American Global Growth Trust) (Cost $175,460,068) - 100.0%		$176,689,479
Other assets and liabilities, net - (0.0%)		(20,147)
TOTAL NET ASSETS - 100.0%		$176,669,332
American Growth Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth Fund - Class 1	10,165,411	$718,999,501
TOTAL INVESTMENT COMPANIES (Cost $715,871,731)		$718,999,501
Total Investments (American Growth Trust) (Cost $715,871,731) - 100.0%		$718,999,501
Other assets and liabilities, net - (0.0%)		(48,996)
TOTAL NET ASSETS - 100.0%		$718,950,505
American Growth-Income Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth-Income Fund - Class 1	19,894,325	$809,897,982
TOTAL INVESTMENT COMPANIES (Cost $902,971,473)		$809,897,982
Total Investments (American Growth-Income Trust) (Cost $902,971,473) - 100.0%		$809,897,982
Other assets and liabilities, net - (0.0%)		(55,167)
TOTAL NET ASSETS - 100.0%		$809,842,815
American International Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American International Fund - Class 1	24,530,126	$386,104,190
TOTAL INVESTMENT COMPANIES (Cost $462,974,637)		$386,104,190
Total Investments (American International Trust) (Cost $462,974,637) - 100.0%		$386,104,190
Other assets and liabilities, net - (0.0%)		(30,486)
TOTAL NET ASSETS - 100.0%		$386,073,704
Blue Chip Growth Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%
Communication services – 19.4%
Entertainment – 2.9%
Electronic Arts, Inc. (A)	36,796	$3,685,855
Netflix, Inc. (A)	112,631	42,292,941
Spotify Technology SA (A)	37,838	4,595,047
		50,573,843
Interactive media and services – 16.5%
Alphabet, Inc., Class A (A)	18,837	21,887,652
Alphabet, Inc., Class C (A)	84,604	98,378,377
Facebook, Inc., Class A (A)	652,034	108,759,271
InterActiveCorp (A)	48,998	8,781,912
Match Group, Inc. (A)(B)	1,688	111,476
Tencent Holdings, Ltd.	998,900	49,373,223
		287,291,911
		337,865,754
Consumer discretionary – 20.6%
Auto components – 0.0%
Aptiv PLC	3,928	193,415
Automobiles – 0.0%
Ferrari NV	883	134,719
Hotels, restaurants and leisure – 0.9%
Chipotle Mexican Grill, Inc. (A)	4,700	3,075,680
Hilton Worldwide Holdings, Inc.	51,827	3,536,674
Marriott International, Inc., Class A	51,566	3,857,652
McDonald's Corp.	13,900	2,298,365
Restaurant Brands International, Inc. (B)	7,592	303,908
Wynn Resorts, Ltd.	10,399	625,916
Yum! Brands, Inc.	18,976	1,300,425
		14,998,620
Internet and direct marketing retail – 16.5%
Alibaba Group Holding, Ltd., ADR (A)	424,550	82,566,484
Amazon.com, Inc. (A)	97,320	189,746,748
Booking Holdings, Inc. (A)	11,454	15,409,295
Trip.com Group, Ltd., ADR (A)	36,244	849,922
		288,572,449
Multiline retail – 1.3%
Dollar General Corp.	146,882	22,180,651
Dollar Tree, Inc. (A)	15,292	1,123,503
		23,304,154
Specialty retail – 1.0%
Ross Stores, Inc.	163,713	14,238,120
The TJX Companies, Inc.	72,426	3,462,687
		17,700,807
Textiles, apparel and luxury goods – 0.9%
Lululemon Athletica, Inc. (A)	48,000	9,098,400
NIKE, Inc., Class B	72,682	6,013,709
		15,112,109
		360,016,273

24

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples – 0.1%
Beverages – 0.1%
Constellation Brands, Inc., Class A	5,469	$784,036
Tobacco – 0.0%
Philip Morris International, Inc.	134	9,777
		793,813
Energy – 0.0%
Oil, gas and consumable fuels – 0.0%
Concho Resources, Inc.	972	41,650
Pioneer Natural Resources Company	7,550	529,633
		571,283
Financials – 4.0%
Banks – 0.1%
Citigroup, Inc.	7,102	299,136
JPMorgan Chase & Co.	2,639	237,589
		536,725
Capital markets – 2.4%
Intercontinental Exchange, Inc.	120,339	9,717,374
Morgan Stanley	191,029	6,494,986
MSCI, Inc.	9,100	2,629,536
S&P Global, Inc.	48,258	11,825,623
State Street Corp.	46,809	2,493,515
TD Ameritrade Holding Corp.	70,374	2,439,163
The Charles Schwab Corp.	66,473	2,234,822
The Goldman Sachs Group, Inc.	27,114	4,191,553
		42,026,572
Insurance – 1.5%
American International Group, Inc.	20,884	506,437
Chubb, Ltd.	33,093	3,696,157
Marsh & McLennan Companies, Inc.	71,605	6,190,968
Willis Towers Watson PLC	95,237	16,176,004
		26,569,566
		69,132,863
Health care – 16.2%
Biotechnology – 3.0%
AbbVie, Inc.	16,700	1,272,373
Alexion Pharmaceuticals, Inc. (A)	54,765	4,917,349
Amgen, Inc.	6,272	1,271,523
Biogen, Inc. (A)	8,500	2,689,230
Exact Sciences Corp. (A)	46,300	2,685,400
Incyte Corp. (A)(B)	30,909	2,263,466
Regeneron Pharmaceuticals, Inc. (A)	2,800	1,367,212
Seattle Genetics, Inc. (A)	9,590	1,106,494
Vertex Pharmaceuticals, Inc. (A)	149,221	35,507,137
		53,080,184
Health care equipment and supplies – 5.4%
Abbott Laboratories	17,219	1,358,751
Becton, Dickinson and Company (B)	72,263	16,603,870
Danaher Corp.	159,905	22,132,451
Intuitive Surgical, Inc. (A)	50,662	25,088,329
Stryker Corp.	167,648	27,911,716
Teleflex, Inc.	1,894	554,677
		93,649,794
Health care providers and services – 6.2%
Anthem, Inc.	61,781	14,026,758
Centene Corp. (A)	273,588	16,253,863
Cigna Corp.	201,716	35,740,041
HCA Healthcare, Inc.	60,209	5,409,779
UnitedHealth Group, Inc.	143,950	35,898,251
		107,328,692
Health care technology – 0.1%
Veeva Systems, Inc., Class A (A)	15,503	2,424,204
Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services – 1.2%
Agilent Technologies, Inc.	3,966	$284,045
Thermo Fisher Scientific, Inc.	70,983	20,130,779
		20,414,824
Pharmaceuticals – 0.3%
Zoetis, Inc.	45,356	5,337,948
		282,235,646
Industrials – 3.8%
Aerospace and defense – 1.1%
L3Harris Technologies, Inc.	30,149	5,430,438
Northrop Grumman Corp.	21,944	6,639,157
The Boeing Company	52,458	7,823,586
		19,893,181
Airlines – 0.0%
United Airlines Holdings, Inc. (A)	11,088	349,826
Commercial services and supplies – 0.1%
Cintas Corp.	7,762	1,344,534
Industrial conglomerates – 0.9%
General Electric Company	138,344	1,098,451
Honeywell International, Inc.	19,133	2,559,804
Roper Technologies, Inc.	37,396	11,660,447
		15,318,702
Machinery – 0.0%
Fortive Corp.	8,956	494,282
Professional services – 0.9%
CoStar Group, Inc. (A)	16,706	9,809,930
Equifax, Inc.	47,000	5,614,150
IHS Markit, Ltd.	6,153	369,180
		15,793,260
Road and rail – 0.8%
Canadian Pacific Railway, Ltd. (B)	16,931	3,717,878
Kansas City Southern	22,472	2,857,989
Norfolk Southern Corp.	18,872	2,755,312
Union Pacific Corp.	30,918	4,360,675
		13,691,854
		66,885,639
Information technology – 35.2%
Communications equipment – 0.0%
Motorola Solutions, Inc.	778	103,412
IT services – 13.7%
Automatic Data Processing, Inc.	6,392	873,659
Fidelity National Information Services, Inc.	255,922	31,130,352
Fiserv, Inc. (A)	281,559	26,745,289
FleetCor Technologies, Inc. (A)	17,364	3,239,081
Global Payments, Inc.	222,353	32,069,973
Mastercard, Inc., Class A	215,607	52,082,027
PayPal Holdings, Inc. (A)	301,465	28,862,259
Visa, Inc., Class A	399,277	64,331,510
		239,334,150
Semiconductors and semiconductor equipment – 3.0%
Advanced Micro Devices, Inc. (A)	172,400	7,840,752
Applied Materials, Inc.	154,681	7,087,483
KLA Corp.	4,496	646,255
Lam Research Corp.	22,854	5,484,960
Marvell Technology Group, Ltd.	332,558	7,525,788
Maxim Integrated Products, Inc.	30,060	1,461,217
NVIDIA Corp.	66,840	17,619,024
QUALCOMM, Inc.	33,184	2,244,898
Texas Instruments, Inc.	29,415	2,939,441
		52,849,818

25

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software – 15.3%
Atlassian Corp. PLC, Class A (A)	41,013	$5,629,444
Citrix Systems, Inc.	2,500	353,875
Coupa Software, Inc. (A)	4,600	642,758
DocuSign, Inc. (A)	64,699	5,978,188
Intuit, Inc.	149,405	34,363,150
Microsoft Corp.	650,122	102,530,741
Paycom Software, Inc. (A)	15,886	3,209,131
salesforce.com, Inc. (A)	233,717	33,650,574
ServiceNow, Inc. (A)	136,174	39,024,745
Splunk, Inc. (A)	103,762	13,097,877
Synopsys, Inc. (A)	53,222	6,854,461
VMware, Inc., Class A (A)	51,868	6,281,215
Workday, Inc., Class A (A)	124,042	16,152,749
		267,768,908
Technology hardware, storage and peripherals – 3.2%
Apple, Inc.	216,498	55,053,276
		615,109,564
Materials – 0.5%
Chemicals – 0.5%
Air Products & Chemicals, Inc.	796	158,890
Linde PLC	29,132	5,039,836
The Sherwin-Williams Company	6,802	3,125,655
		8,324,381
Real estate – 0.0%
Equity real estate investment trusts – 0.0%
American Tower Corp.	2,854	621,459
Utilities – 0.1%
Electric utilities – 0.0%
NextEra Energy, Inc.	630	151,591
Multi-utilities – 0.1%
Sempra Energy	17,910	2,023,651
		2,175,242
TOTAL COMMON STOCKS (Cost $1,300,604,727)		$1,743,731,917
SHORT-TERM INVESTMENTS – 1.4%
Short-term funds – 1.4%
John Hancock Collateral Trust, 1.1260% (C)(D)	1,721,226	17,207,958
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.3210% (C)	7,245,185	7,245,185
T. Rowe Price Government Reserve Fund, 0.9288% (C)	100	100
TOTAL SHORT-TERM INVESTMENTS (Cost $24,452,940)		$24,453,243
Total Investments (Blue Chip Growth Trust) (Cost $1,325,057,667) – 101.3%		$1,768,185,160
Other assets and liabilities, net – (1.3%)		(22,010,769)
TOTAL NET ASSETS – 100.0%		$1,746,174,391
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-20. The value of securities on loan amounted to $16,819,648.
(C)	The rate shown is the annualized seven-day yield as of 3-31-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Capital Appreciation Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.1%
Communication services – 13.5%
Entertainment – 4.4%
Netflix, Inc. (A)	52,762	$19,812,131
Interactive media and services – 9.1%
Alphabet, Inc., Class A (A)	10,421	12,108,681
Alphabet, Inc., Class C (A)	10,397	12,089,736
Facebook, Inc., Class A (A)	74,438	12,416,258
Tencent Holdings, Ltd.	88,371	4,367,966
		40,982,641
		60,794,772
Consumer discretionary – 21.5%
Automobiles – 3.0%
Tesla, Inc. (A)	26,107	13,680,068
Hotels, restaurants and leisure – 0.8%
Chipotle Mexican Grill, Inc. (A)	5,568	3,643,699
Internet and direct marketing retail – 10.9%
Alibaba Group Holding, Ltd., ADR (A)	84,477	16,429,087
Amazon.com, Inc. (A)	16,610	32,384,845
		48,813,932
Specialty retail – 1.6%
The Home Depot, Inc.	37,616	7,023,283
Textiles, apparel and luxury goods – 5.2%
Kering SA	14,555	7,589,159
Lululemon Athletica, Inc. (A)	43,291	8,205,809
NIKE, Inc., Class B	90,369	7,477,131
		23,272,099
		96,433,081
Consumer staples – 4.6%
Beverages – 0.7%
Constellation Brands, Inc., Class A	21,771	3,121,091
Food and staples retailing – 2.1%
Costco Wholesale Corp.	32,254	9,196,583
Personal products – 1.8%
The Estee Lauder Companies, Inc., Class A	52,033	8,290,938
		20,608,612
Financials – 2.1%
Capital markets – 2.1%
S&P Global, Inc.	21,270	5,212,214
The Goldman Sachs Group, Inc.	28,406	4,391,284
		9,603,498
Health care – 10.2%
Biotechnology – 2.2%
BioMarin Pharmaceutical, Inc. (A)	39,754	3,359,213
Vertex Pharmaceuticals, Inc. (A)	27,864	6,630,239
		9,989,452
Health care equipment and supplies – 2.1%
Boston Scientific Corp. (A)	96,489	3,148,436
DexCom, Inc. (A)	16,336	4,398,795
Intuitive Surgical, Inc. (A)	4,152	2,056,112
		9,603,343
Health care providers and services – 0.9%
Guardant Health, Inc. (A)(B)	20,842	1,450,603
Humana, Inc.	7,452	2,340,077
		3,790,680
Life sciences tools and services – 0.6%
Illumina, Inc. (A)	10,422	2,846,457
Pharmaceuticals – 4.4%
AstraZeneca PLC, ADR	225,192	10,057,075

26

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Capital Appreciation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Eli Lilly & Company	70,348	$9,758,675
		19,815,750
		46,045,682
Industrials – 3.1%
Aerospace and defense – 0.9%
The Boeing Company	28,619	4,268,238
Road and rail – 2.2%
Uber Technologies, Inc. (A)	218,826	6,109,622
Union Pacific Corp.	26,350	3,716,404
		9,826,026
		14,094,264
Information technology – 42.0%
IT services – 12.9%
Adyen NV (A)(C)	8,768	7,490,705
FleetCor Technologies, Inc. (A)	17,492	3,262,958
Mastercard, Inc., Class A	71,202	17,199,555
PayPal Holdings, Inc. (A)	55,648	5,327,740
Shopify, Inc., Class A (A)	13,392	5,583,527
Twilio, Inc., Class A (A)	37,956	3,396,682
Visa, Inc., Class A	98,419	15,857,269
		58,118,436
Semiconductors and semiconductor equipment – 4.9%
Advanced Micro Devices, Inc. (A)	27,414	1,246,789
Broadcom, Inc.	11,863	2,812,717
NVIDIA Corp.	59,413	15,661,267
QUALCOMM, Inc.	33,127	2,241,042
		21,961,815
Software – 19.3%
Adobe, Inc. (A)	45,754	14,560,753
Atlassian Corp. PLC, Class A (A)	12,461	1,710,397
Coupa Software, Inc. (A)	25,386	3,547,186
Microsoft Corp.	186,066	29,344,469
RingCentral, Inc., Class A (A)	8,068	1,709,690
salesforce.com, Inc. (A)	120,671	17,374,211
ServiceNow, Inc. (A)	17,474	5,007,699
Splunk, Inc. (A)	52,001	6,564,086
The Trade Desk, Inc., Class A (A)	10,108	1,950,844
Workday, Inc., Class A (A)	39,474	5,140,304
		86,909,639
Technology hardware, storage and peripherals – 4.9%
Apple, Inc.	85,446	21,728,063
		188,717,953
Real estate – 1.1%
Equity real estate investment trusts – 1.1%
American Tower Corp.	22,011	4,792,895
TOTAL COMMON STOCKS (Cost $373,498,518)		$441,090,757
SHORT-TERM INVESTMENTS – 1.7%
Short-term funds – 1.7%
John Hancock Collateral Trust, 1.1260% (D)(E)	92,166	921,432
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.3210% (D)	6,801,702	6,801,702
TOTAL SHORT-TERM INVESTMENTS (Cost $7,722,452)		$7,723,134
Total Investments (Capital Appreciation Trust) (Cost $381,220,970) – 99.8%		$448,813,891
Other assets and liabilities, net – 0.2%		1,020,702
TOTAL NET ASSETS – 100.0%		$449,834,593
Capital Appreciation Trust (continued)
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-20. The value of securities on loan amounted to $912,000.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 3-31-20.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Capital Appreciation Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 68.4%
Communication services – 4.1%
Interactive media and services – 4.1%
Alphabet, Inc., Class A (A)	1	$1,162
Alphabet, Inc., Class C (A)(B)	7,000	8,139,670
Facebook, Inc., Class A (A)	38,600	6,438,480
		14,579,312
Consumer discretionary – 7.9%
Auto components – 0.5%
Aptiv PLC (B)	32,524	1,601,482
Hotels, restaurants and leisure – 4.9%
Hilton Worldwide Holdings, Inc.	97,841	6,676,670
Marriott International, Inc., Class A	47,887	3,582,426
Yum! Brands, Inc.	103,559	7,096,898
		17,355,994
Internet and direct marketing retail – 2.5%
Amazon.com, Inc. (A)	4,529	8,830,282
		27,787,758
Consumer staples – 2.6%
Beverages – 2.6%
Keurig Dr. Pepper, Inc. (C)	370,534	8,992,860
Energy – 0.2%
Oil, gas and consumable fuels – 0.2%
Concho Resources, Inc.	12,800	548,480
Financials – 4.7%
Capital markets – 1.9%
Intercontinental Exchange, Inc.	79,871	6,449,583
Insurance – 2.8%
Marsh & McLennan Companies, Inc.	114,961	9,939,528
		16,389,111
Health care – 16.5%
Health care equipment and supplies – 6.0%
Alcon, Inc. (A)	103,532	5,304,020
Becton, Dickinson and Company (B)	26,014	5,977,237
Danaher Corp.	62,224	8,612,424
Envista Holdings Corp. (A)	87,622	1,309,073
		21,202,754
Health care providers and services – 5.0%
Humana, Inc.	36,065	11,325,131
UnitedHealth Group, Inc.	25,202	6,284,875
		17,610,006
Life sciences tools and services – 5.5%
Avantor, Inc. (A)	109,974	1,373,575
PerkinElmer, Inc. (C)	120,959	9,105,794

27

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Thermo Fisher Scientific, Inc.	30,829	$8,743,104
		19,222,473
		58,035,233
Industrials – 10.7%
Aerospace and defense – 1.6%
Raytheon Company	42,296	5,547,120
Commercial services and supplies – 0.5%
Waste Connections, Inc. (C)	23,998	1,859,845
Industrial conglomerates – 5.5%
General Electric Company	1,696,166	13,467,558
Roper Technologies, Inc. (B)	19,231	5,996,418
		19,463,976
Machinery – 3.1%
Fortive Corp.	144,833	7,993,333
Ingersoll Rand, Inc. (A)	119,679	2,968,039
		10,961,372
		37,832,313
Information technology – 15.6%
Electronic equipment, instruments and components – 0.5%
TE Connectivity, Ltd.	27,774	1,749,207
IT services – 7.3%
Fiserv, Inc. (A)	143,873	13,666,496
Global Payments, Inc.	39,935	5,759,825
Visa, Inc., Class A (B)	40,386	6,506,992
		25,933,313
Semiconductors and semiconductor equipment – 3.8%
Maxim Integrated Products, Inc. (C)	95,459	4,640,262
NXP Semiconductors NV (B)	104,717	8,684,175
		13,324,437
Software – 4.0%
Microsoft Corp. (B)	88,900	14,020,419
		55,027,376
Materials – 1.0%
Chemicals – 1.0%
Linde PLC	20,871	3,610,683
Utilities – 5.1%
Electric utilities – 2.8%
American Electric Power Company, Inc.	66,648	5,330,507
NextEra Energy, Inc. (B)	4,956	1,192,513
Xcel Energy, Inc. (B)	56,669	3,417,141
		9,940,161
Multi-utilities – 2.3%
Ameren Corp.	43,482	3,166,794
NiSource, Inc.	191,612	4,784,552
		7,951,346
		17,891,507
TOTAL COMMON STOCKS (Cost $244,671,512)		$240,694,633
PREFERRED SECURITIES – 5.0%
Financials – 1.6%
Banks – 1.5%
JPMorgan Chase & Co., 5.750%	10,883	275,884
U.S. Bancorp, 5.500%	19,000	473,480
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%)	14,000	360,640
Wells Fargo & Company, Series L, 7.500%	3,282	4,181,334
		5,291,338
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Capital markets – 0.1%
The Charles Schwab Corp., 5.950%	1,000	$25,150
The Charles Schwab Corp., 6.000% (C)	14,644	369,761
		394,911
		5,686,249
Health care – 1.4%
Health care equipment and supplies – 0.7%
Becton, Dickinson and Company, 6.125%	48,474	2,534,221
Life sciences tools and services – 0.7%
Avantor, Inc., 6.250%	51,334	2,225,842
Pharmaceuticals – 0.0%
Elanco Animal Health, Inc., 5.000%	2,006	82,527
		4,842,590
Industrials – 0.2%
Machinery – 0.2%
Fortive Corp., 5.000%	907	654,854
Utilities – 1.8%
Electric utilities – 0.8%
Alabama Power Company, 5.000%	10,000	255,500
American Electric Power Company, Inc., 6.125% (C)	9,302	448,822
Duke Energy Corp., 5.625%	27,400	701,714
NextEra Energy, Inc., 5.279%	22,612	996,963
SCE Trust III (5.750% to 3-15-24, then 3 month LIBOR + 2.990%)	657	12,943
SCE Trust IV (5.375% to 9-15-25, then 3 month LIBOR + 3.132%)	27,553	511,108
		2,927,050
Multi-utilities – 1.0%
CMS Energy Corp., 5.875% (C)	41,200	1,038,240
CMS Energy Corp., 5.875%	50,000	1,262,500
DTE Energy Company, 5.250%	27,900	668,763
NiSource, Inc. (6.500% to 3-15-24, then 5 Year CMT + 3.632%)	20,000	508,000
		3,477,503
		6,404,553
TOTAL PREFERRED SECURITIES (Cost $18,400,764)		$17,588,246
CORPORATE BONDS - 11.5%
Communication services - 4.1%
CCO Holdings LLC
4.000%, 03/01/2023 (D)	$416,000	414,440
5.000%, 02/01/2028 (D)	2,095,000	2,103,401
5.125%, 05/01/2023 to 05/01/2027 (D)	1,741,000	1,753,676
5.250%, 09/30/2022	505,000	496,163
5.875%, 04/01/2024 (D)	550,000	562,375
Charter Communications Operating LLC 3.579%, 07/23/2020	150,000	149,534
Level 3 Financing, Inc. 5.375%, 08/15/2022	336,000	337,680
Netflix, Inc.
4.375%, 11/15/2026	1,260,000	1,263,150
4.875%, 04/15/2028	2,270,000	2,315,400
5.375%, 02/01/2021	25,000	25,188
5.500%, 02/15/2022	60,000	61,050
5.875%, 02/15/2025 to 11/15/2028	2,970,000	3,172,230
6.375%, 05/15/2029	1,315,000	1,433,350
Sirius XM Radio, Inc. 4.625%, 05/15/2023 (D)	85,000	84,149
T-Mobile USA, Inc.
6.000%, 03/01/2023	165,000	165,909

28

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
T-Mobile USA, Inc. (continued)
6.500%, 01/15/2026	$80,000	$84,000
		14,421,695
Consumer discretionary - 2.2%
Cedar Fair LP 5.375%, 06/01/2024 to 04/15/2027	1,155,000	1,015,940
Dollar Tree, Inc. (3 month LIBOR + 0.700%) 2.536%, 04/17/2020 (E)	45,000	44,990
Hilton Domestic Operating Company, Inc. 4.250%, 09/01/2024	205,000	191,675
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC
4.750%, 06/01/2027 (D)	1,642,000	1,543,480
5.000%, 06/01/2024 (D)	567,000	555,660
5.250%, 06/01/2026 (D)	1,135,000	1,133,411
Marriott International, Inc. (3 month LIBOR + 0.650%) 1.649%, 03/08/2021 (E)	135,000	115,402
Service Corp. International 5.375%, 05/15/2024	250,000	254,375
Six Flags Entertainment Corp.
4.875%, 07/31/2024 (D)	170,000	144,075
5.500%, 04/15/2027 (D)	65,000	54,763
Yum! Brands, Inc.
3.750%, 11/01/2021	950,000	902,595
3.875%, 11/01/2020 to 11/01/2023	967,000	928,295
5.350%, 11/01/2043	579,000	492,150
6.875%, 11/15/2037	367,000	350,261
		7,727,072
Consumer staples - 0.4%
Conagra Brands, Inc. (3 month LIBOR + 0.750%) 2.552%, 10/22/2020 (E)	69,000	68,270
Reckitt Benckiser Treasury Services PLC 2.375%, 06/24/2022 (D)	800,000	785,202
Reckitt Benckiser Treasury Services PLC (3 month LIBOR + 0.560%) 1.764%, 06/24/2022 (D)(E)	640,000	617,251
		1,470,723
Energy - 0.0%
NuStar Logistics LP 4.800%, 09/01/2020	175,000	152,250
Financials - 0.9%
HUB International, Ltd. 7.000%, 05/01/2026 (D)	25,000	24,750
Refinitiv US Holdings, Inc.
6.250%, 05/15/2026 (D)	550,000	567,875
8.250%, 11/15/2026 (D)	610,000	643,550
State Street Corp. (5.250% to 9-15-20, then 3 month LIBOR + 3.597%) 09/15/2020 (F)	435,000	408,900
The Bank of New York Mellon Corp. (4.625% to 9-20-26, then 3 month LIBOR + 3.131%) 09/20/2026 (F)	295,000	266,238
The Bank of New York Mellon Corp. (4.950% to 6-20-20, then 3 month LIBOR + 3.420%) 06/20/2020 (F)	450,000	391,500
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The PNC Financial Services Group, Inc. (5.000% to 11-1-26, then 3 month LIBOR + 3.300%) 11/01/2026 (C)(F)	$500,000	$472,500
U.S. Bancorp (5.300% to 4-15-27, then 3 month LIBOR + 2.914%) 04/15/2027 (C)(F)	310,000	297,600
USI, Inc. 6.875%, 05/01/2025 (D)	30,000	27,900
		3,100,813
Health care - 1.2%
Avantor, Inc.
6.000%, 10/01/2024 (D)	85,000	89,055
9.000%, 10/01/2025 (D)	1,990,000	2,094,873
Becton, Dickinson and Company 2.894%, 06/06/2022	146,000	146,120
Becton, Dickinson and Company (3 month LIBOR + 1.030%) 2.031%, 06/06/2022 (E)	400,000	374,116
Elanco Animal Health, Inc. 4.662%, 08/27/2021	416,000	413,814
Fresenius Medical Care US Finance, Inc. 5.750%, 02/15/2021 (D)	75,000	76,913
Hologic, Inc. 4.375%, 10/15/2025 (D)	257,000	254,505
Teleflex, Inc.
4.625%, 11/15/2027	285,000	284,687
4.875%, 06/01/2026	331,000	322,725
		4,056,808
Industrials - 1.0%
Continental Airlines 2012-1 Class A Pass Through Trust 4.150%, 04/11/2024	170,020	164,866
General Electric Company (5.000% to 1-21-21, then 3 month LIBOR + 3.330%) 01/21/2021 (F)	1,990,000	1,641,750
Korn Ferry 4.625%, 12/15/2027 (D)	90,000	78,188
Lennox International, Inc. 3.000%, 11/15/2023	90,000	88,971
Sensata Technologies BV
4.875%, 10/15/2023 (D)	110,000	104,500
5.000%, 10/01/2025 (D)	325,000	307,938
5.625%, 11/01/2024 (D)	90,000	87,750
Sensata Technologies UK Financing Company PLC 6.250%, 02/15/2026 (D)	200,000	196,000
US Airways 2010-1 Class A Pass Through Trust 6.250%, 04/22/2023	115,068	115,665
US Airways 2012-2 Class A Pass Through Trust 4.625%, 06/03/2025	14,752	14,334
US Airways 2012-2 Class B Pass Through Trust 6.750%, 06/03/2021	50,564	49,806
US Airways 2013-1 Class A Pass Through Trust 3.950%, 11/15/2025 (C)	163,090	155,885
US Airways 2013-1 Class B Pass Through Trust 5.375%, 11/15/2021	53,858	52,103
Welbilt, Inc. 9.500%, 02/15/2024	342,000	290,700

29

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Xylem, Inc.
3.250%, 11/01/2026	$65,000	$68,806
4.875%, 10/01/2021 (C)	60,000	61,734
		3,478,996
Information technology - 0.8%
Amphenol Corp. 2.200%, 04/01/2020	285,000	285,000
Fiserv, Inc. 2.700%, 06/01/2020	580,000	578,194
Solera LLC 10.500%, 03/01/2024 (D)	2,115,000	2,072,700
		2,935,894
Materials - 0.2%
Reynolds Group Issuer, Inc. 5.125%, 07/15/2023 (D)	440,000	436,696
Reynolds Group Issuer, Inc. (3 month LIBOR + 3.500%) 5.331%, 07/15/2021 (D)(E)	195,000	190,125
		626,821
Real estate - 0.2%
SBA Communications Corp.
3.875%, 02/15/2027 (D)	195,000	195,488
4.000%, 10/01/2022	550,000	549,835
		745,323
Utilities - 0.5%
Eversource Energy
2.750%, 03/15/2022	275,000	278,900
3.800%, 12/01/2023	125,000	136,868
NiSource, Inc.
3.490%, 05/15/2027	520,000	526,127
4.375%, 05/15/2047	430,000	436,081
NiSource, Inc. (5.650% to 6-15-23, then 5 Year CMT + 2.843%) 06/15/2023 (F)	575,000	511,750
		1,889,726
TOTAL CORPORATE BONDS (Cost $41,307,432)		$40,606,121
TERM LOANS (G) – 5.8%
Communication services – 0.1%
Formula One Management, Ltd., 2018 USD Term Loan (1 month LIBOR + 2.500%) 3.500%, 02/01/2024	425,000	377,341
Consumer staples – 0.1%
Prestige Brands, Inc., Term Loan B4 (1 month LIBOR + 2.000%) 2.989%, 01/26/2024	27,916	25,842
Sunshine Luxembourg VII Sarl, USD Term Loan B1 (6 month LIBOR + 4.250%) 5.322%, 10/01/2026	478,800	428,047
		453,889
Financials – 3.6%
AmWINS Group, Inc., 2017 Term Loan B (1 month LIBOR + 2.750%) 3.753%, 01/25/2024	114,408	105,398
HUB International, Ltd., 2018 Term Loan B (2 month LIBOR + 2.750%) 4.543%, 04/25/2025	4,964,955	4,612,443
HUB International, Ltd., 2019 Incremental Term Loan B (3 month LIBOR + 4.000%) 5.692%, 04/25/2025	1,147,213	1,075,512
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (G)(continued)
Financials (continued)
Refinitiv US Holdings, Inc., 2018 USD Term Loan (1 month LIBOR + 3.250%) 4.239%, 10/01/2025	$6,820,403	$6,519,146
USI, Inc., 2017 Repriced Term Loan (3 month LIBOR + 3.000%) 3.989%, 05/16/2024	473,722	431,087
		12,743,586
Health care – 0.6%
CPI Holdco LLC, 2019 Term Loan (3 month LIBOR + 4.250%) 5.700%, 11/04/2026	100,000	86,000
Loire Finco Luxembourg Sarl, Term Loan B TBD 01/22/2027 (H)	1,165,000	1,001,900
NVA Holdings, Inc., 2019 Term Loan A3 (1 month LIBOR + 2.250%) 3.239%, 09/24/2022	850,000	846,813
		1,934,713
Information technology – 1.3%
CCC Information Services, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 2.750%) 3.750%, 04/29/2024	1,740,212	1,578,616
Emerald TopCo, Inc., Term Loan (1 month LIBOR + 3.500%) 4.489%, 07/24/2026	422,875	384,816
Gartner, Inc., 2016 Term Loan A (1 month LIBOR + 1.500%) 2.489%, 03/20/2022	93,147	88,490
Kronos, Inc., 2017 Term Loan B (3 month LIBOR + 3.000%) 4.763%, 11/01/2023	2,724,860	2,473,383
The Ultimate Software Group, Inc., Term Loan B (1 month LIBOR + 3.750%) 4.739%, 05/04/2026	164,175	152,409
		4,677,714
Materials – 0.1%
HB Fuller Company, 2017 Term Loan B (1 month LIBOR + 2.000%) 2.773%, 10/20/2024	201,065	173,294
TOTAL TERM LOANS (Cost $21,915,050)		$20,360,537
ASSET BACKED SECURITIES - 0.4%
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23 4.118%, 07/25/2047 (D)	508,300	492,095
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.116%, 07/25/2048 (D)	482,650	466,008
Domino's Pizza Master Issuer LLC Series 2019-1A, Class A2 3.668%, 10/25/2049 (D)	214,463	191,262
Wendy's Funding LLC Series 2018-1A, Class A2I 3.573%, 03/15/2048 (D)	325,508	297,071
TOTAL ASSET BACKED SECURITIES (Cost $1,518,593)		$1,446,436
SHORT-TERM INVESTMENTS – 10.3%
Short-term funds – 9.3%
John Hancock Collateral Trust, 1.1260% (I)(J)	697,307	6,971,323

30

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Short-term funds (continued)
T. Rowe Price Government Reserve Fund, 0.9288% (I)	25,960,382	$25,960,382
		32,931,705
Repurchase agreement – 1.0%
Repurchase Agreement with State Street Corp. dated 3-31-20 at 0.000% to be repurchased at $3,358,000 on 4-1-20, collateralized by $3,270,000 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-22 (valued at $3,429,285)	$3,358,000	3,358,000
TOTAL SHORT-TERM INVESTMENTS (Cost $36,289,242)		$36,289,705
Total Investments (Capital Appreciation Value Trust) (Cost $364,102,593) – 101.4%		$356,985,678
Other assets and liabilities, net – (1.4%)		(4,838,767)
TOTAL NET ASSETS – 100.0%		$352,146,911
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
Capital Appreciation Value Trust (continued)
LIBOR	London Interbank Offered Rate
(A)	Non-income producing security.
(B)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(C)	All or a portion of this security is on loan as of 3-31-20. The value of securities on loan amounted to $6,788,493.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(I)	The rate shown is the annualized seven-day yield as of 3-31-20.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange-traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls

CITI	Alphabet, Inc., Class C	USD	1,500.00	Jan 2021	2	200	$16,014	$(5,087)
CITI	Alphabet, Inc., Class C	USD	1,500.00	Jan 2021	2	200	15,094	(5,087)
CITI	Alphabet, Inc., Class C	USD	1,500.00	Jan 2021	2	200	14,774	(5,087)
CITI	Alphabet, Inc., Class C	USD	1,500.00	Jan 2021	1	100	6,377	(2,543)
GSI	Alphabet, Inc., Class C	USD	1,740.00	Jan 2021	1	100	4,717	(523)
GSI	Alphabet, Inc., Class C	USD	1,740.00	Jan 2021	1	100	4,687	(523)
GSI	Alphabet, Inc., Class C	USD	1,740.00	Jan 2021	1	100	4,427	(523)
GSI	Alphabet, Inc., Class C	USD	1,760.00	Jan 2021	1	100	4,247	(453)
GSI	Alphabet, Inc., Class C	USD	1,760.00	Jan 2021	1	100	4,227	(453)
GSI	Alphabet, Inc., Class C	USD	1,760.00	Jan 2021	1	100	3,997	(453)
GSI	Alphabet, Inc., Class C	USD	1,780.00	Jan 2021	1	100	3,827	(392)
GSI	Alphabet, Inc., Class C	USD	1,780.00	Jan 2021	1	100	3,827	(392)
GSI	Alphabet, Inc., Class C	USD	1,780.00	Jan 2021	1	100	3,587	(392)
GSI	Alphabet, Inc., Class C	USD	1,800.00	Jan 2021	1	100	3,447	(338)
GSI	Alphabet, Inc., Class C	USD	1,800.00	Jan 2021	1	100	3,437	(338)
GSI	Alphabet, Inc., Class C	USD	1,800.00	Jan 2021	1	100	3,217	(338)
CITI	American Electric Power Company, Inc.	USD	105.00	Jan 2021	56	5,600	8,792	(6,850)
CITI	American Electric Power Company, Inc.	USD	105.00	Jan 2021	55	5,500	8,635	(6,727)
CITI	American Electric Power Company, Inc.	USD	115.00	Jan 2021	33	3,300	5,825	(1,767)
GSI	Aptiv PLC	USD	97.00	Jan 2021	12	1,200	6,671	(1,067)
GSI	Aptiv PLC	USD	97.50	Jan 2021	12	1,200	8,010	(1,067)
GSI	Aptiv PLC	USD	100.00	Jan 2021	13	1,300	6,189	(1,006)
GSI	Aptiv PLC	USD	100.00	Jan 2021	12	1,200	6,907	(929)
GSI	Becton, Dickinson and Company	USD	300.00	Jan 2021	4	400	3,743	(1,584)
GSI	Becton, Dickinson and Company	USD	300.00	Jan 2021	10	1,000	9,138	(3,959)
GSI	Becton, Dickinson and Company	USD	300.00	Jan 2021	14	1,400	13,990	(5,543)
GSI	Becton, Dickinson and Company	USD	300.00	Jan 2021	12	1,200	14,557	(4,751)
JPM	Danaher Corp.	USD	185.00	Jan 2021	20	2,000	9,463	(9,970)
JPM	Danaher Corp.	USD	190.00	Jan 2021	19	1,900	6,437	(8,018)
JPM	Facebook, Inc., Class A	USD	265.00	Jan 2021	11	1,100	11,022	(594)
JPM	Facebook, Inc., Class A	USD	265.00	Jan 2021	9	900	8,928	(486)
JPM	Facebook, Inc., Class A	USD	270.00	Jan 2021	11	1,100	9,757	(454)
JPM	Facebook, Inc., Class A	USD	270.00	Jan 2021	9	900	7,893	(372)
JPM	Facebook, Inc., Class A	USD	275.00	Jan 2021	11	1,100	8,602	(345)
31

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange-traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
JPM	Facebook, Inc., Class A	USD	275.00	Jan 2021	9	900	$6,903	$(282)
JPM	General Electric Company	USD	15.00	Jan 2021	347	34,700	18,044	(6,687)
JPM	General Electric Company	USD	15.00	Jan 2021	347	34,700	19,612	(6,687)
JPM	General Electric Company	USD	15.00	Jan 2021	684	68,400	57,559	(13,182)
JPM	General Electric Company	USD	15.00	Jan 2021	342	34,200	29,200	(6,591)
JPM	General Electric Company	USD	15.00	Jan 2021	205	20,500	17,888	(3,951)
CITI	Hilton Worldwide Holdings, Inc.	USD	125.00	Jan 2021	9	900	4,868	(3,091)
CITI	Hilton Worldwide Holdings, Inc.	USD	130.00	Jan 2021	9	900	3,528	(2,759)
CITI	Microsoft Corp.	USD	165.00	Jan 2021	40	4,000	50,890	(60,859)
CSFB	Microsoft Corp.	USD	165.00	Jan 2021	70	7,000	47,257	(106,504)
CSFB	Microsoft Corp.	USD	165.00	Jan 2021	67	6,700	46,364	(101,939)
CITI	Microsoft Corp.	USD	170.00	Jan 2021	40	4,000	43,089	(52,043)
JPM	Microsoft Corp.	USD	170.00	Jan 2021	102	10,200	110,874	(132,710)
JPM	Microsoft Corp.	USD	170.00	Jan 2021	55	5,500	58,482	(71,559)
CSFB	NextEra Energy, Inc.	USD	310.00	Jan 2021	8	800	6,708	(3,658)
CSFB	NextEra Energy, Inc.	USD	320.00	Jan 2021	7	700	4,157	(2,327)
CSFB	NXP Semiconductors NV	USD	140.00	Jan 2021	23	2,300	17,038	(4,528)
CSFB	NXP Semiconductors NV	USD	140.00	Jan 2021	10	1,000	7,002	(1,969)
CSFB	NXP Semiconductors NV	USD	140.00	Jan 2021	54	5,400	40,910	(10,632)
GSI	Roper Technologies, Inc.	USD	430.00	Aug 2020	6	600	4,551	(1,205)
RBC	Thermo Fisher Scientific, Inc.	USD	370.00	Jan 2021	6	600	8,435	(4,571)
RBC	Thermo Fisher Scientific, Inc.	USD	390.00	Jan 2021	7	700	5,797	(3,581)
RBC	Thermo Fisher Scientific, Inc.	USD	400.00	Jan 2021	10	1,000	7,797	(4,169)
RBC	Thermo Fisher Scientific, Inc.	USD	400.00	Jan 2021	18	1,800	12,731	(7,504)
RBC	Thermo Fisher Scientific, Inc.	USD	400.00	Jan 2021	4	400	2,838	(1,668)
RBC	Thermo Fisher Scientific, Inc.	USD	400.00	Jan 2021	2	200	1,859	(834)
CSFB	Visa, Inc., Class A	USD	230.00	Jan 2021	28	2,800	21,832	(9,168)
CSFB	Visa, Inc., Class A	USD	230.00	Jan 2021	17	1,700	12,087	(5,566)
GSI	Visa, Inc., Class A	USD	230.00	Jan 2021	7	700	6,599	(2,292)
GSI	Visa, Inc., Class A	USD	230.00	Jan 2021	8	800	8,185	(2,619)
CSFB	Visa, Inc., Class A	USD	235.00	Jan 2021	28	2,800	17,746	(7,945)
CSFB	Visa, Inc., Class A	USD	235.00	Jan 2021	17	1,700	9,832	(4,819)
CSFB	Visa, Inc., Class A	USD	240.00	Jan 2021	28	2,800	14,361	(6,896)
CSFB	Visa, Inc., Class A	USD	240.00	Jan 2021	17	1,700	7,903	(4,187)
GSI	Visa, Inc., Class A	USD	240.00	Jan 2021	7	700	4,472	(1,724)
GSI	Visa, Inc., Class A	USD	240.00	Jan 2021	9	900	6,333	(2,217)
CSFB	Xcel Energy, Inc.	USD	60.00	Oct 2020	24	2,400	9,730	(14,853)
CSFB	Xcel Energy, Inc.	USD	65.00	Oct 2020	25	2,500	5,078	(9,715)
							$1,013,001	$(765,902)
Derivatives Currency Abbreviations
USD	U.S. Dollar
Derivatives Abbreviations
CITI	Citibank, N.A.
CSFB	Credit Suisse First Boston International
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
RBC	Royal Bank of Canada
Core Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 51.6%
U.S. Government – 10.7%
U.S. Treasury Bonds
2.000%, 02/15/2050	$14,479,000	$16,816,567
2.250%, 08/15/2046	3,117,000	3,752,089
2.375%, 11/15/2049	4,311,000	5,380,667
2.500%, 02/15/2045 to 05/15/2046	15,851,000	19,850,282
2.750%, 11/15/2042	3,979,000	5,140,060
Core Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Bonds (continued)
2.875%, 05/15/2043	$2,089,000	$2,752,747
3.000%, 05/15/2045	1,561,000	2,123,326
3.125%, 08/15/2044	14,295,000	19,706,439
U.S. Treasury Notes
0.375%, 03/31/2022	2,857,000	2,864,589

32

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
0.500%, 03/15/2023 to 03/31/2025	$8,278,000	$8,330,127
0.875%, 03/31/2027	1,070,000	1,075,893
1.125%, 02/28/2022	712,000	723,987
1.250%, 02/28/2025	1,894,000	1,964,359
1.625%, 02/15/2030	5,735,000	6,182,599
2.875%, 11/30/2025	5,092,000	5,777,232
		102,440,963
U.S. Government Agency – 40.9%
Federal Home Loan Mortgage Corp.
2.500%, 11/01/2027 to 03/01/2050	3,266,303	3,403,621
3.000%, 12/01/2049 to 03/01/2050	5,152,639	5,433,759
3.500%, 02/01/2048 to 01/01/2050	17,164,605	18,331,973
4.000%, 01/01/2035 to 11/01/2049	42,267,903	45,900,545
4.500%, 06/01/2039 to 04/01/2049	8,465,012	9,187,553
5.000%, 09/01/2048	1,268,226	1,380,682
Federal National Mortgage Association
2.000%, TBA (A)	11,600,000	11,911,402
2.500%, TBA (A)	7,100,000	7,355,120
2.500%, 11/01/2028 to 08/01/2031	1,567,220	1,633,418
2.611%, (12 month LIBOR + 1.587%), 11/01/2045 (B)	287,914	293,165
2.619%, (12 month LIBOR + 1.581%), 05/01/2045 (B)	738,040	750,281
2.661%, (12 month LIBOR + 1.586%), 01/01/2046 (B)	3,367,219	3,425,212
2.746%, (12 month LIBOR + 1.578%), 06/01/2045 (B)	930,173	946,703
2.961%, (12 month LIBOR + 1.598%), 08/01/2047 (B)	650,302	671,379
3.000%, TBA (A)	1,600,000	1,673,662
3.000%, 12/01/2034 to 02/01/2050	3,393,645	3,600,127
3.090%, (12 month LIBOR + 1.620%), 03/01/2047 (B)	964,144	997,508
3.500%, TBA (A)	1,400,000	1,480,759
3.500%, 05/01/2049 to 03/01/2050	18,679,664	19,940,249
4.000%, 07/01/2033 to 01/01/2059	94,192,993	102,318,125
4.500%, 05/01/2034 to 01/01/2059	31,679,998	34,774,425
5.000%, 07/01/2044 to 11/01/2049	34,868,788	38,425,242
5.500%, 12/01/2048 to 06/01/2049	4,509,375	5,084,633
Government National Mortgage Association
2.500%, TBA (A)	1,800,000	1,881,825
3.000%, TBA (A)	3,100,000	3,275,892
3.000%, 02/20/2050 to 03/20/2050	4,708,485	4,997,665
3.500%, 01/20/2048 to 08/20/2049	3,084,470	3,311,318
4.000%, 04/20/2047 to 07/20/2049	31,508,832	33,797,651
4.500%, 08/15/2047 to 05/20/2049	9,401,282	10,129,434
5.000%, 12/20/2039 to 09/20/2049	14,079,993	15,123,506
		391,436,834
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $482,111,862)		$493,877,797
FOREIGN GOVERNMENT OBLIGATIONS – 1.0%
Israel – 0.2%
Government of Israel
2.750%, 07/03/2030	818,000	818,000
3.875%, 07/03/2050	632,000	632,000
State of Israel
3.375%, 01/15/2050	303,000	293,910
4.500%, 04/03/2120	337,000	337,000
		2,080,910
Core Bond Trust (continued)
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Japan – 0.1%
Japan Bank for International Cooperation 1.750%, 10/17/2024	$1,016,000	$1,049,979
Mexico – 0.4%
Government of Mexico
3.250%, 04/16/2030	1,635,000	1,532,813
4.500%, 04/22/2029	2,113,000	2,165,846
4.600%, 02/10/2048 (C)	387,000	388,358
4.750%, 03/08/2044	88,000	89,100
		4,176,117
Panama – 0.1%
Republic of Panama 4.500%, 04/01/2056	749,000	810,793
Paraguay – 0.1%
Republic of Paraguay 5.400%, 03/30/2050 (D)	1,017,000	1,017,010
Sweden – 0.0%
Kingdom of Sweden 0.750%, 03/30/2022	361,000	361,245
United Arab Emirates – 0.1%
Abu Dhabi Government 2.125%, 09/30/2024 (D)	582,000	573,852
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $10,236,520)		$10,069,906
CORPORATE BONDS – 30.1%
Communication services – 2.7%
AT&T, Inc.
3.000%, 02/15/2022 to 06/30/2022	1,299,000	1,309,908
3.400%, 05/15/2025	1,257,000	1,300,117
3.600%, 02/17/2023 (C)	601,000	618,699
3.800%, 02/15/2027	255,000	264,945
3.875%, 08/15/2021 (C)	480,000	491,412
3.900%, 03/11/2024	358,000	375,367
4.300%, 02/15/2030	222,000	238,943
4.500%, 03/09/2048	462,000	501,390
4.850%, 03/01/2039	314,000	355,271
5.150%, 02/15/2050	757,000	904,599
5.250%, 03/01/2037	199,000	231,680
5.350%, 12/15/2043	167,000	197,271
5.375%, 10/15/2041	251,000	286,308
Charter Communications Operating LLC
4.464%, 07/23/2022	307,000	317,101
4.800%, 03/01/2050	425,000	442,820
5.375%, 05/01/2047	271,000	292,839
Comcast Corp.
2.650%, 02/01/2030	954,000	982,604
3.100%, 04/01/2025	663,000	701,015
3.300%, 04/01/2027	497,000	529,150
3.400%, 04/01/2030	634,000	686,860
3.700%, 04/15/2024	628,000	674,037
3.750%, 04/01/2040	171,000	188,988
3.950%, 10/15/2025	568,000	625,366
4.150%, 10/15/2028	320,000	364,301
4.600%, 10/15/2038	795,000	990,481
4.950%, 10/15/2058	238,000	328,692
The Walt Disney Company
1.750%, 08/30/2024	954,000	959,651
2.000%, 09/01/2029	636,000	620,433
2.750%, 09/01/2049	154,000	152,074
3.350%, 03/24/2025	1,095,000	1,194,030
3.700%, 03/23/2027	405,000	447,850
3.800%, 03/22/2030 (C)	507,000	570,061
4.625%, 03/23/2040	174,000	211,165
4.700%, 03/23/2050	106,000	137,286

33

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Time Warner Cable LLC 6.550%, 05/01/2037	$222,000	$249,267
Verizon Communications, Inc.
3.000%, 03/22/2027 (C)	808,000	850,285
3.150%, 03/22/2030 (C)	379,000	407,567
3.500%, 11/01/2024	368,000	391,454
4.016%, 12/03/2029 (C)	958,000	1,080,076
4.125%, 08/15/2046	5,000	5,790
4.272%, 01/15/2036	148,000	172,903
4.329%, 09/21/2028	858,000	988,759
4.400%, 11/01/2034 (C)	680,000	796,107
4.522%, 09/15/2048	563,000	710,692
5.500%, 03/16/2047	45,000	61,690
ViacomCBS, Inc.
4.375%, 03/15/2043	101,000	89,609
4.600%, 01/15/2045	65,000	56,285
4.750%, 05/15/2025	535,000	533,067
5.850%, 09/01/2043	228,000	233,847
Vodafone Group PLC 4.250%, 09/17/2050	929,000	946,066
		26,066,178
Consumer discretionary – 1.6%
Daimler Finance North America LLC 2.125%, 03/10/2025 (D)	1,020,000	938,719
Ford Motor Company
4.346%, 12/08/2026	18,000	13,860
4.750%, 01/15/2043	579,000	328,583
Ford Motor Credit Company LLC
4.063%, 11/01/2024	1,102,000	1,000,065
4.271%, 01/09/2027	322,000	274,505
General Motors Company
5.400%, 04/01/2048	483,000	352,105
5.950%, 04/01/2049	568,000	420,034
General Motors Financial Company, Inc.
2.900%, 02/26/2025	401,000	346,589
3.950%, 04/13/2024	86,000	77,944
Lowe's Companies, Inc.
4.000%, 04/15/2025	356,000	380,562
4.500%, 04/15/2030	1,000,000	1,103,351
5.000%, 04/15/2040	397,000	449,261
5.125%, 04/15/2050	666,000	802,221
McDonald's Corp.
1.450%, 09/01/2025	649,000	616,580
2.125%, 03/01/2030	92,000	85,714
2.625%, 09/01/2029	512,000	493,281
NIKE, Inc.
2.400%, 03/27/2025	485,000	502,760
2.750%, 03/27/2027	324,000	338,569
2.850%, 03/27/2030	315,000	332,961
3.375%, 03/27/2050	226,000	247,676
O'Reilly Automotive, Inc. 4.200%, 04/01/2030	676,000	700,071
Starbucks Corp.
2.000%, 03/12/2027	319,000	301,181
2.250%, 03/12/2030	319,000	297,656
3.750%, 12/01/2047	152,000	146,530
Target Corp.
2.250%, 04/15/2025	936,000	950,261
2.350%, 02/15/2030	964,000	970,786
2.650%, 09/15/2030	234,000	239,594
The Home Depot, Inc.
2.500%, 04/15/2027	401,000	405,000
2.700%, 04/15/2030	502,000	511,606
2.950%, 06/15/2029	62,000	64,142
3.125%, 12/15/2049	1,076,000	1,081,060
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Toyota Motor Credit Corp. 2.150%, 02/13/2030	$644,000	$597,959
		15,371,186
Consumer staples – 2.0%
Altria Group, Inc. 4.800%, 02/14/2029	149,000	155,903
Anheuser-Busch Companies LLC
4.700%, 02/01/2036	589,000	615,278
4.900%, 02/01/2046	99,000	108,059
Anheuser-Busch InBev Worldwide, Inc.
4.150%, 01/23/2025	684,000	737,817
4.600%, 04/15/2048	434,000	459,748
BAT Capital Corp.
3.215%, 09/06/2026	341,000	324,251
3.222%, 08/15/2024	828,000	831,647
3.557%, 08/15/2027	1,004,000	945,601
4.390%, 08/15/2037	52,000	48,179
4.540%, 08/15/2047	214,000	195,290
4.700%, 04/02/2027	691,000	704,663
4.906%, 04/02/2030	517,000	530,330
5.282%, 04/02/2050	225,000	225,772
Constellation Brands, Inc.
3.150%, 08/01/2029	456,000	425,149
3.200%, 02/15/2023	169,000	168,560
3.500%, 05/09/2027 (C)	225,000	211,237
3.600%, 02/15/2028	498,000	487,286
3.700%, 12/06/2026	267,000	266,802
4.400%, 11/15/2025	52,000	52,459
Danone SA 2.947%, 11/02/2026 (D)	1,946,000	1,943,233
General Mills, Inc. 2.875%, 04/15/2030	496,000	494,835
Kimberly-Clark Corp. 3.100%, 03/26/2030	163,000	175,034
PepsiCo, Inc.
2.250%, 03/19/2025	614,000	637,386
2.625%, 03/19/2027	313,000	326,989
3.625%, 03/19/2050	563,000	668,114
Reynolds American, Inc. 5.850%, 08/15/2045	355,000	381,742
Sysco Corp.
5.950%, 04/01/2030	340,000	358,016
6.600%, 04/01/2050	340,000	369,444
The Coca-Cola Company
2.950%, 03/25/2025	822,000	879,386
3.375%, 03/25/2027	492,000	543,192
The Estee Lauder Companies, Inc.
2.375%, 12/01/2029	164,000	159,095
3.125%, 12/01/2049	119,000	115,575
The Hershey Company 2.050%, 11/15/2024	664,000	661,369
The Procter & Gamble Company
2.800%, 03/25/2027	500,000	545,227
3.000%, 03/25/2030	708,000	785,908
3.550%, 03/25/2040	105,000	122,458
3.600%, 03/25/2050	177,000	218,330
Walmart, Inc.
3.050%, 07/08/2026	305,000	329,152
3.250%, 07/08/2029	84,000	92,405
3.550%, 06/26/2025	674,000	735,756
3.700%, 06/26/2028	942,000	1,059,003
4.050%, 06/29/2048	8,000	10,287
		19,105,967

34

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy – 2.0%
BP Capital Markets America, Inc.
3.000%, 02/24/2050	$167,000	$155,260
3.796%, 09/21/2025	631,000	648,387
3.937%, 09/21/2028	219,000	234,819
Canadian Natural Resources, Ltd. 3.900%, 02/01/2025	216,000	182,424
Cimarex Energy Company 4.375%, 03/15/2029 (C)	483,000	323,705
Devon Energy Corp.
5.600%, 07/15/2041	519,000	319,599
5.850%, 12/15/2025	1,167,000	928,762
Ecopetrol SA 5.875%, 05/28/2045	247,000	218,844
Enbridge, Inc.
2.500%, 01/15/2025	1,651,000	1,535,266
3.125%, 11/15/2029	1,183,000	1,093,277
Energy Transfer Operating LP
3.750%, 05/15/2030	450,000	352,460
6.050%, 06/01/2041	163,000	142,178
6.125%, 12/15/2045	150,000	124,552
Enterprise Products Operating LLC
2.800%, 01/31/2030	520,000	472,483
3.125%, 07/31/2029	440,000	405,345
3.700%, 01/31/2051 (C)	304,000	271,281
3.950%, 01/31/2060	336,000	282,766
4.200%, 01/31/2050	131,000	122,662
Equinor ASA 3.250%, 11/18/2049	462,000	454,950
Hess Corp.
6.000%, 01/15/2040	468,000	337,294
7.125%, 03/15/2033	123,000	98,949
Marathon Petroleum Corp.
3.625%, 09/15/2024	856,000	759,032
4.500%, 04/01/2048	310,000	237,685
4.750%, 12/15/2023	260,000	246,177
MPLX LP
4.250%, 12/01/2027 (D)	307,000	265,591
5.200%, 12/01/2047 (D)	138,000	115,512
5.500%, 02/15/2049	135,000	113,973
Noble Energy, Inc.
4.200%, 10/15/2049	457,000	246,666
4.950%, 08/15/2047	703,000	425,604
5.050%, 11/15/2044	455,000	281,039
Ovintiv, Inc.
6.500%, 02/01/2038	325,000	141,259
6.625%, 08/15/2037	183,000	79,434
Petroleos Mexicanos
2.378%, 04/15/2025	756,250	775,321
2.460%, 12/15/2025	1,944,600	2,000,545
5.950%, 01/28/2031 (D)	256,000	176,026
6.350%, 02/12/2048	1,373,000	858,125
6.950%, 01/28/2060 (D)	48,000	32,026
Plains All American Pipeline LP
3.550%, 12/15/2029	720,000	491,912
4.900%, 02/15/2045	150,000	101,256
Schlumberger Finance Canada, Ltd. 2.650%, 11/20/2022 (D)	328,000	313,929
Shell International Finance BV 2.000%, 11/07/2024 (C)	589,000	585,514
Sunoco Logistics Partners Operations LP
5.300%, 04/01/2044	437,000	363,858
5.350%, 05/15/2045	45,000	35,358
Tennessee Gas Pipeline Company LLC 2.900%, 03/01/2030 (D)	819,000	692,632
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
The Williams Companies, Inc. 3.900%, 01/15/2025	$228,000	$204,439
TransCanada PipeLines, Ltd.
4.250%, 05/15/2028	523,000	534,245
4.625%, 03/01/2034	228,000	216,654
Western Midstream Operating LP
3.100%, 02/01/2025	711,000	371,957
4.050%, 02/01/2030	204,000	89,786
5.250%, 02/01/2050	286,000	117,299
		19,578,117
Financials – 8.6%
Aflac, Inc. 3.600%, 04/01/2030	502,000	508,179
American Financial Group, Inc. 5.250%, 04/02/2030	836,000	813,239
American International Group, Inc.
4.200%, 04/01/2028 (C)	487,000	511,060
4.250%, 03/15/2029	318,000	332,351
4.500%, 07/16/2044	434,000	443,614
4.750%, 04/01/2048	673,000	711,160
Ameriprise Financial, Inc. 3.000%, 04/02/2025	542,000	539,707
Asian Development Bank 0.625%, 04/07/2022	2,883,000	2,880,376
Athene Holding, Ltd. 6.150%, 04/03/2030	1,006,000	1,004,068
Bank of America Corp.
4.125%, 01/22/2024	116,000	123,672
4.183%, 11/25/2027	919,000	950,153
Bank of America Corp. (2.456% to 10-22-24, then 3 month LIBOR + 0.870%) 10/22/2025	1,976,000	1,992,718
Bank of America Corp. (2.884% to 10-22-29, then 3 month LIBOR + 1.190%) 10/22/2030	1,464,000	1,461,937
Bank of America Corp. (3.004% to 12-20-22, then 3 month LIBOR + 0.790%) 12/20/2023	1,721,000	1,753,163
Bank of America Corp. (3.093% to 10-1-24, then 3 month LIBOR + 1.090%) 10/01/2025	1,549,000	1,580,514
Bank of America Corp. (3.419% to 12-20-27, then 3 month LIBOR + 1.040%) 12/20/2028	2,218,000	2,290,135
Bank of America Corp. (3.559% to 4-23-26, then 3 month LIBOR + 1.060%) 04/23/2027	121,000	126,645
Bank of America Corp. (4.271% to 7-23-28, then 3 month LIBOR + 1.310%) 07/23/2029	1,635,000	1,774,383
Banque Federative du Credit Mutuel SA 2.375%, 11/21/2024 (D)	907,000	888,120
Barclays PLC (5.088% to 6-20-29, then 3 month LIBOR + 3.054%) 06/20/2030	962,000	996,687
BNP Paribas SA (2.819% to 11-19-24, then 3 month LIBOR + 1.111%) 11/19/2025 (D)	1,982,000	1,958,087
BNP Paribas SA (3.052% to 1-13-30, then SOFR + 1.507%) 01/13/2031 (D)	1,552,000	1,470,659
Brighthouse Financial, Inc. 4.700%, 06/22/2047	364,000	291,876
Canadian Imperial Bank of Commerce 2.250%, 01/28/2025	1,320,000	1,304,597

35

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Citigroup, Inc. (2.976% to 11-5-29, then SOFR + 1.422%) 11/05/2030	$926,000	$917,493
Citigroup, Inc. (3.352% to 4-24-24, then 3 month LIBOR + 0.897%) 04/24/2025	617,000	635,320
Citigroup, Inc. (4.412% to 3-31-30, then SOFR + 3.914%) 03/31/2031	2,078,000	2,286,375
Commonwealth Bank of Australia 3.743%, 09/12/2039 (D)	306,000	258,337
Commonwealth Bank of Australia (3.610% to 9-12-29, then 5 Year CMT + 2.050%) 09/12/2034 (D)	764,000	692,111
Credit Agricole SA 2.375%, 01/22/2025 (D)	1,390,000	1,360,328
Credit Suisse Group AG (4.194% to 4-1-30, then SOFR + 3.730%) 04/01/2031 (D)	1,927,000	1,973,991
Danske Bank A/S 5.000%, 01/12/2022 (D)	324,000	331,733
Danske Bank A/S (3.001% to 9-20-21, then 3 month LIBOR + 1.249%) 09/20/2022 (D)	1,882,000	1,863,201
Danske Bank A/S (3.244% to 12-20-24, then 3 month LIBOR + 1.591%) 12/20/2025 (D)	1,448,000	1,345,995
GE Capital International Funding Company Unlimited Company 4.418%, 11/15/2035	2,087,000	2,254,733
HSBC Holdings PLC 4.950%, 03/31/2030	826,000	910,946
Inter-American Development Bank 0.875%, 04/03/2025	1,282,000	1,290,436
JPMorgan Chase & Co.
2.950%, 10/01/2026	96,000	99,207
3.875%, 02/01/2024	788,000	842,632
JPMorgan Chase & Co. (2.301% to 10-15-24, then SOFR + 1.160%) 10/15/2025	232,000	232,024
JPMorgan Chase & Co. (3.207% to 4-1-22, then 3 month LIBOR + 0.695%) 04/01/2023	1,059,000	1,079,247
JPMorgan Chase & Co. (3.559% to 4-23-23, then 3 month LIBOR + 0.730%) 04/23/2024	318,000	330,309
Liberty Mutual Group, Inc. 3.951%, 10/15/2050 (D)	75,000	69,624
Lincoln National Corp. 3.050%, 01/15/2030	1,059,000	984,279
MDGH - GMTN BV 2.875%, 11/07/2029 (D)	850,000	799,561
Metropolitan Life Global Funding I 1.950%, 09/15/2021 (D)	351,000	348,486
MidAmerican Energy Company 3.650%, 08/01/2048	346,000	371,375
Mitsubishi UFJ Financial Group, Inc. 2.193%, 02/25/2025 (C)	1,420,000	1,405,987
Morgan Stanley
2.750%, 05/19/2022	1,210,000	1,222,821
4.000%, 07/23/2025	166,000	177,660
Morgan Stanley (2.699% to 1-22-30, then SOFR + 1.143%) 01/22/2031	612,000	598,881
Morgan Stanley (3.622% to 4-1-30, then SOFR + 3.120%) 04/01/2031	960,000	999,109
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Nationwide Building Society (4.363% to 8-1-23, then 3 month LIBOR + 1.392%) 08/01/2024 (D)	$672,000	$675,113
Nationwide Financial Services, Inc. 3.900%, 11/30/2049 (D)	781,000	683,715
Nomura Holdings, Inc.
2.648%, 01/16/2025	673,000	658,756
3.103%, 01/16/2030	1,617,000	1,520,907
Prudential Financial, Inc.
1.500%, 03/10/2026	1,237,000	1,161,008
4.350%, 02/25/2050	547,000	562,067
Societe Generale SA
2.625%, 10/16/2024 (D)	401,000	379,502
2.625%, 01/22/2025 (C)(D)	1,234,000	1,188,158
Spirit Realty LP 3.400%, 01/15/2030	392,000	337,195
Standard Chartered PLC (2.819% to 1-30-25, then 3 month LIBOR + 1.209%) 01/30/2026 (D)	1,352,000	1,272,793
State Street Corp. (2.354% to 11-1-24, then SOFR + 0.940%) 11/01/2025	1,063,000	1,052,107
State Street Corp. (2.825% to 3-30-22, then SOFR + 2.690%) 03/30/2023 (D)	833,000	840,603
State Street Corp. (2.901% to 3-30-25, then SOFR + 2.700%) 03/30/2026 (D)	500,000	511,905
Swedish Export Credit 0.750%, 04/06/2023	1,696,000	1,690,793
The Charles Schwab Corp.
3.250%, 05/22/2029	903,000	893,065
4.200%, 03/24/2025	990,000	1,044,752
4.625%, 03/22/2030	1,078,000	1,185,033
The Goldman Sachs Group, Inc.
3.500%, 04/01/2025 to 11/16/2026	5,705,000	5,792,444
3.850%, 01/26/2027	592,000	609,161
4.000%, 03/03/2024	149,000	156,253
6.750%, 10/01/2037	377,000	507,001
The Goldman Sachs Group, Inc. (3.272% to 9-29-24, then 3 month LIBOR + 1.201%) 09/29/2025	166,000	169,283
The PNC Financial Services Group, Inc. 2.550%, 01/22/2030	1,080,000	1,046,053
The Royal Bank of Scotland Group PLC (3.754% to 11-1-24, then 5 Year CMT + 2.100%) 11/01/2029	509,000	470,764
The Royal Bank of Scotland Group PLC (4.445% to 5-8-29, then 3 month LIBOR + 1.871%) 05/08/2030	555,000	581,752
Truist Bank
2.150%, 12/06/2024	1,032,000	1,022,259
2.250%, 03/11/2030	706,000	647,330
Truist Financial Corp. 2.500%, 08/01/2024	1,669,000	1,650,454
Trust Fibra Uno 6.390%, 01/15/2050 (D)	364,000	334,880
US Bank N.A. 2.050%, 01/21/2025	1,242,000	1,235,678
Westpac Banking Corp. (4.110% to 7-24-29, then 5 Year CMT + 2.000%) 07/24/2034	290,000	281,425
		82,551,510
Health care – 4.7%
Abbott Laboratories 3.750%, 11/30/2026	1,377,000	1,537,217
AbbVie, Inc.
2.300%, 11/21/2022 (D)	2,568,000	2,565,637

36

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
AbbVie, Inc. (continued)
2.500%, 05/14/2020	$1,208,000	$1,208,084
2.600%, 11/21/2024 (D)	1,138,000	1,156,233
2.900%, 11/06/2022	879,000	889,147
2.950%, 11/21/2026 (D)	648,000	660,220
3.200%, 11/21/2029 (D)	1,201,000	1,225,229
3.750%, 11/14/2023	92,000	95,314
4.050%, 11/21/2039 (D)	377,000	395,368
4.250%, 11/21/2049 (D)	796,000	858,621
Aetna, Inc. 3.875%, 08/15/2047	255,000	260,966
Allergan Funding SCS 3.800%, 03/15/2025	1,733,000	1,774,621
Becton, Dickinson and Company
2.404%, 06/05/2020 (C)	1,058,000	1,054,707
3.363%, 06/06/2024	357,000	357,772
3.700%, 06/06/2027	171,000	173,776
3.734%, 12/15/2024	842,000	863,262
Boston Scientific Corp. 3.750%, 03/01/2026	814,000	853,820
Bristol-Myers Squibb Company
2.600%, 05/16/2022 (D)	1,376,000	1,404,033
2.750%, 02/15/2023 (D)	1,132,000	1,170,099
2.875%, 02/19/2021 (D)	314,000	320,134
2.900%, 07/26/2024 (D)	799,000	846,768
3.200%, 06/15/2026 (D)	656,000	700,644
3.400%, 07/26/2029 (D)	1,035,000	1,137,364
3.450%, 11/15/2027 (D)	469,000	499,612
3.875%, 08/15/2025 (D)	361,000	391,677
3.900%, 02/20/2028 (D)	339,000	377,454
4.125%, 06/15/2039 (D)	86,000	103,771
4.250%, 10/26/2049 (D)	426,000	533,866
4.350%, 11/15/2047 (D)	156,000	195,949
Cigna Corp.
2.400%, 03/15/2030	637,000	602,557
3.400%, 09/17/2021 to 03/15/2050	885,000	887,600
3.400%, 03/01/2027 (D)	791,000	802,281
3.750%, 07/15/2023	674,000	693,738
3.875%, 10/15/2047 (D)	622,000	625,883
CVS Health Corp.
2.625%, 08/15/2024	422,000	423,264
3.000%, 08/15/2026	350,000	348,640
3.625%, 04/01/2027	502,000	514,435
3.700%, 03/09/2023	867,000	902,537
3.750%, 04/01/2030	502,000	519,414
4.000%, 12/05/2023	473,000	493,892
4.100%, 03/25/2025	699,000	735,639
4.780%, 03/25/2038	344,000	377,802
Danaher Corp. 3.350%, 09/15/2025 (C)	655,000	684,782
DH Europe Finance II Sarl
2.050%, 11/15/2022	519,000	508,975
2.200%, 11/15/2024 (C)	889,000	863,750
2.600%, 11/15/2029	1,117,000	1,086,063
3.400%, 11/15/2049	271,000	264,032
Merck & Company, Inc. 3.700%, 02/10/2045	226,000	266,366
Novartis Capital Corp.
2.000%, 02/14/2027	606,000	611,920
2.200%, 08/14/2030	1,866,000	1,895,830
Pfizer, Inc.
2.800%, 03/11/2022	312,000	318,542
3.000%, 12/15/2026	174,000	187,301
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Shire Acquisitions Investments Ireland DAC
2.875%, 09/23/2023	$675,000	$688,657
3.200%, 09/23/2026	847,000	866,249
Takeda Pharmaceutical Company, Ltd. 4.400%, 11/26/2023	544,000	572,551
Thermo Fisher Scientific, Inc.
4.133%, 03/25/2025	745,000	798,273
4.497%, 03/25/2030	865,000	975,037
UnitedHealth Group, Inc.
2.375%, 08/15/2024	574,000	588,484
2.875%, 08/15/2029	266,000	280,332
3.500%, 02/15/2024 to 08/15/2039	445,000	474,858
3.700%, 12/15/2025	350,000	378,477
3.750%, 10/15/2047	278,000	310,812
3.875%, 08/15/2059	334,000	363,821
		44,524,159
Industrials – 2.0%
Carrier Global Corp.
2.242%, 02/15/2025 (D)	1,129,000	1,102,549
2.493%, 02/15/2027 (D)	668,000	637,718
2.722%, 02/15/2030 (D)	645,000	593,460
3.577%, 04/05/2050 (D)	132,000	117,682
Crowley Conro LLC 4.181%, 08/15/2043	545,200	685,779
CSX Corp.
2.400%, 02/15/2030	104,000	102,417
4.300%, 03/01/2048	45,000	49,389
4.750%, 11/15/2048	225,000	259,494
Deere & Company
2.750%, 04/15/2025	685,000	709,241
3.100%, 04/15/2030	514,000	544,993
3.750%, 04/15/2050	298,000	347,327
General Dynamics Corp.
3.250%, 04/01/2025	407,000	428,766
3.625%, 04/01/2030	339,000	378,068
4.250%, 04/01/2040 to 04/01/2050	241,000	292,654
General Electric Company
2.700%, 10/09/2022	357,000	351,141
3.100%, 01/09/2023	121,000	122,891
5.875%, 01/14/2038	575,000	674,553
John Deere Capital Corp.
1.200%, 04/06/2023	764,000	747,957
1.750%, 03/09/2027	458,000	440,647
Lockheed Martin Corp. 4.070%, 12/15/2042	82,000	95,796
Northrop Grumman Corp.
2.550%, 10/15/2022	1,027,000	1,026,428
2.930%, 01/15/2025	49,000	49,878
3.250%, 08/01/2023 to 01/15/2028	1,532,000	1,584,280
4.030%, 10/15/2047	335,000	381,620
4.400%, 05/01/2030	506,000	582,746
5.150%, 05/01/2040	506,000	639,408
Otis Worldwide Corp.
2.565%, 02/15/2030 (D)	773,000	748,676
3.112%, 02/15/2040 (D)	72,000	68,249
3.362%, 02/15/2050 (D)	109,000	105,993
The Boeing Company
3.500%, 03/01/2039	338,000	293,878
3.900%, 05/01/2049	268,000	242,191
Union Pacific Corp.
2.150%, 02/05/2027	515,000	503,345
2.400%, 02/05/2030	635,000	617,973
2.950%, 03/01/2022	575,000	581,655
3.150%, 03/01/2024	275,000	286,046

37

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Union Pacific Corp. (continued)
3.250%, 02/05/2050	$817,000	$793,855
3.750%, 02/05/2070 (C)	158,000	163,252
4.300%, 03/01/2049 (C)	91,000	103,412
United Technologies Corp.
3.650%, 08/16/2023	218,000	229,211
3.950%, 08/16/2025 (C)	457,000	500,024
4.450%, 11/16/2038	425,000	487,017
		18,671,659
Information technology – 2.4%
Adobe, Inc.
1.900%, 02/01/2025 (C)	330,000	332,931
2.150%, 02/01/2027	659,000	666,145
2.300%, 02/01/2030	1,154,000	1,153,596
Apple, Inc.
1.800%, 09/11/2024	867,000	882,682
2.050%, 09/11/2026	1,042,000	1,074,837
2.850%, 02/23/2023	108,000	112,674
2.950%, 09/11/2049	70,000	73,871
3.200%, 05/13/2025 to 05/11/2027	1,438,000	1,558,246
4.250%, 02/09/2047	284,000	363,914
Broadcom Corp. 3.875%, 01/15/2027	787,000	750,221
Broadcom, Inc. 4.250%, 04/15/2026 (D)	557,000	566,006
Fiserv, Inc.
3.200%, 07/01/2026	557,000	573,305
3.500%, 07/01/2029	902,000	954,470
4.200%, 10/01/2028	59,000	64,606
4.400%, 07/01/2049	295,000	314,305
IBM Corp.
3.300%, 05/15/2026	210,000	225,228
4.150%, 05/15/2039	282,000	319,084
Intel Corp.
2.450%, 11/15/2029	1,028,000	1,047,439
3.100%, 02/15/2060	217,000	235,343
3.400%, 03/25/2025	826,000	892,086
4.600%, 03/25/2040	330,000	398,057
4.750%, 03/25/2050	167,000	218,242
4.950%, 03/25/2060	169,000	233,119
KLA Corp. 3.300%, 03/01/2050	778,000	741,412
Mastercard, Inc.
3.300%, 03/26/2027	341,000	370,549
3.350%, 03/26/2030	507,000	563,385
3.850%, 03/26/2050	409,000	499,219
Micron Technology, Inc. 4.663%, 02/15/2030	436,000	455,739
Microsoft Corp.
2.875%, 02/06/2024	206,000	219,688
3.700%, 08/08/2046	169,000	200,467
4.000%, 02/12/2055	418,000	532,732
4.100%, 02/06/2037	522,000	637,308
Nvidia Corp. 3.500%, 04/01/2040 to 04/01/2050	1,170,000	1,268,003
NXP BV
3.875%, 06/18/2026 (D)	947,000	921,066
4.300%, 06/18/2029 (D)	116,000	118,764
Oracle Corp.
2.625%, 02/15/2023	430,000	441,405
2.800%, 04/01/2027	987,000	1,001,589
2.950%, 11/15/2024	230,000	242,313
3.800%, 11/15/2037	235,000	242,335
3.850%, 04/01/2060	544,000	547,300
4.000%, 11/15/2047	500,000	549,211
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Texas Instruments, Inc. 1.375%, 03/12/2025	$763,000	$755,502
		23,318,394
Materials – 0.6%
Barrick North America Finance LLC
5.700%, 05/30/2041	397,000	489,146
5.750%, 05/01/2043	161,000	206,439
DuPont de Nemours, Inc.
4.205%, 11/15/2023	859,000	901,322
4.493%, 11/15/2025	612,000	658,182
5.319%, 11/15/2038	28,000	31,481
Huntsman International LLC
4.500%, 05/01/2029	309,000	263,433
5.125%, 11/15/2022 (C)	263,000	269,575
Minera Mexico SA de CV 4.500%, 01/26/2050 (D)	354,000	297,360
Newmont Corp. 2.250%, 10/01/2030	519,000	477,953
Nutrien, Ltd. 5.000%, 04/01/2049	285,000	344,048
Packaging Corp. of America 3.000%, 12/15/2029	283,000	282,807
Steel Dynamics, Inc. 2.800%, 12/15/2024	335,000	312,123
Teck Resources, Ltd. 6.250%, 07/15/2041	504,000	436,053
The Mosaic Company
5.450%, 11/15/2033	303,000	294,012
5.625%, 11/15/2043	77,000	68,022
WRKCo, Inc. 4.900%, 03/15/2029 (C)	370,000	412,117
		5,744,073
Real estate – 1.0%
Alexandria Real Estate Equities, Inc. 4.900%, 12/15/2030	332,000	360,677
American Tower Corp.
3.800%, 08/15/2029	317,000	323,582
3.950%, 03/15/2029	178,000	185,208
Crown Castle International Corp.
3.300%, 07/01/2030	789,000	784,069
4.150%, 07/01/2050	554,000	550,126
Equinix, Inc.
2.625%, 11/18/2024	914,000	853,484
2.900%, 11/18/2026	914,000	837,056
3.200%, 11/18/2029	365,000	337,994
GLP Capital LP
4.000%, 01/15/2030	544,000	457,395
5.300%, 01/15/2029	328,000	280,506
Mid-America Apartments LP
3.600%, 06/01/2027	51,000	51,325
3.750%, 06/15/2024	761,000	749,890
3.950%, 03/15/2029	327,000	333,528
4.000%, 11/15/2025	398,000	414,356
4.300%, 10/15/2023	333,000	331,112
Regency Centers LP 2.950%, 09/15/2029	707,000	666,523
STORE Capital Corp.
4.500%, 03/15/2028	1,224,000	1,221,790
4.625%, 03/15/2029	240,000	242,371
Ventas Realty LP 4.750%, 11/15/2030	669,000	657,095
		9,638,087

38

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities – 2.5%
Alabama Power Company 3.450%, 10/01/2049	$651,000	$662,453
Berkshire Hathaway Energy Company 4.050%, 04/15/2025 (D)	335,000	361,315
Black Hills Corp.
3.050%, 10/15/2029	1,052,000	1,010,144
3.875%, 10/15/2049	293,000	250,258
CenterPoint Energy Resources Corp. 4.100%, 09/01/2047	318,000	330,139
CenterPoint Energy, Inc.
2.500%, 09/01/2022 to 09/01/2024	779,000	764,832
2.950%, 03/01/2030	308,000	291,389
Dominion Energy, Inc. 2.000%, 08/15/2021	458,000	455,287
DTE Electric Company
2.250%, 03/01/2030	683,000	660,732
2.950%, 03/01/2050	974,000	908,572
DTE Energy Company
2.529%, 10/01/2024	545,000	529,769
2.600%, 06/15/2022	330,000	328,666
3.800%, 03/15/2027	163,000	166,462
Duke Energy Corp.
1.800%, 09/01/2021	685,000	680,338
2.650%, 09/01/2026	425,000	421,769
4.200%, 06/15/2049	215,000	216,596
Edison International
4.125%, 03/15/2028 (C)	2,000	1,915
4.950%, 04/15/2025	234,000	233,459
5.750%, 06/15/2027	486,000	505,179
Enel Finance International NV 4.625%, 09/14/2025 (D)	492,000	519,960
Evergy, Inc.
2.450%, 09/15/2024	608,000	596,519
2.900%, 09/15/2029 (C)	646,000	611,960
Exelon Corp.
4.050%, 04/15/2030	889,000	880,448
4.700%, 04/15/2050	401,000	418,864
FirstEnergy Corp.
2.650%, 03/01/2030	356,000	335,543
2.850%, 07/15/2022	152,000	148,223
3.900%, 07/15/2027	608,000	614,536
4.250%, 03/15/2023	826,000	843,639
Interstate Power & Light Company 3.500%, 09/30/2049	250,000	226,700
ITC Holdings Corp. 2.700%, 11/15/2022	655,000	650,383
Jersey Central Power & Light Company 4.300%, 01/15/2026 (D)	285,000	304,681
Metropolitan Edison Company 4.300%, 01/15/2029 (D)	514,000	539,213
Mid-Atlantic Interstate Transmission LLC 4.100%, 05/15/2028 (D)	639,000	672,407
Mississippi Power Company
3.950%, 03/30/2028	799,000	823,120
4.250%, 03/15/2042	479,000	457,754
NiSource, Inc. 4.375%, 05/15/2047	329,000	333,652
Oncor Electric Delivery Company LLC
2.750%, 05/15/2030 (D)	653,000	679,178
3.700%, 05/15/2050 (D)	343,000	405,059
Pennsylvania Electric Company 3.250%, 03/15/2028 (D)	275,000	262,453
PPL Capital Funding, Inc.
3.100%, 05/15/2026	790,000	803,947
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
PPL Capital Funding, Inc. (continued)
3.400%, 06/01/2023	$101,000	$103,719
5.000%, 03/15/2044	436,000	465,990
Sempra Energy 3.800%, 02/01/2038	163,000	153,033
Southern California Edison Company
2.850%, 08/01/2029	331,000	319,317
3.650%, 02/01/2050	423,000	407,318
4.125%, 03/01/2048	530,000	565,840
4.650%, 10/01/2043	166,000	182,237
Southern California Gas Company
2.550%, 02/01/2030	735,000	717,308
2.600%, 06/15/2026	197,000	194,586
Trans-Allegheny Interstate Line Company 3.850%, 06/01/2025 (D)	228,000	241,978
Union Electric Company 2.950%, 03/15/2030	407,000	423,308
Xcel Energy, Inc. 3.500%, 12/01/2049	165,000	145,395
		23,827,542
TOTAL CORPORATE BONDS (Cost $290,756,771)		$288,396,872
MUNICIPAL BONDS – 0.6%
County of Clark Department of Aviation (Nevada) 6.820%, 07/01/2045	750,000	995,295
Los Angeles Community College District (California) 6.750%, 08/01/2049	1,100,000	1,788,853
North Texas Tollway Authority 6.718%, 01/01/2049 (C)	697,000	1,103,463
Port Authority of New York & New Jersey 4.458%, 10/01/2062	571,000	630,784
State of California 7.600%, 11/01/2040	155,000	257,939
The Ohio State University 4.800%, 06/01/2111	464,000	558,907
TOTAL MUNICIPAL BONDS (Cost $4,854,345)		$5,335,241
COLLATERALIZED MORTGAGE OBLIGATIONS – 10.1%
Commercial and residential – 3.8%
Angel Oak Mortgage Trust I LLC Series 2019-2, Class A1 3.628%, 03/25/2049 (D)(E)	501,476	504,976
Benchmark Mortgage Trust Series 2018-B1, Class ASB 3.602%, 01/15/2051 (E)	360,000	381,173
Bunker Hill Loan Depositary Trust
Series 2019-1, Class A1, 3.613%, 10/26/2048 (D)	372,048	364,292
Series 2019-2, Class A1, 2.879%, 07/25/2049 (D)	1,017,007	930,895
CD Mortgage Trust
Series 2016-CD1, Class A1, 1.443%, 08/10/2049	165,670	164,490
Series 2017-CD4, Class A4, 3.514%, 05/10/2050 (E)	576,000	621,817
Series 2017-CD4, Class ASB, 3.317%, 05/10/2050	508,000	528,631
Series 2017-CD6, Class ASB, 3.332%, 11/13/2050	1,197,000	1,253,286

39

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A1, 1.793%, 01/10/2048	$177,294	$176,534
Series 2017-C8, Class A1, 1.965%, 06/15/2050	102,659	102,270
Series 2017-C8, Class ASB, 3.367%, 06/15/2050	529,000	551,555
COLT Mortgage Loan Trust
Series 2019-1, Class A1, 3.705%, 03/25/2049 (D)(E)	405,208	401,628
Series 2019-2, Class A1, 3.337%, 05/25/2049 (D)(E)	792,919	775,815
Series 2019-4, Class A1, 2.579%, 11/25/2049 (D)(E)	953,470	924,763
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG) Series 2016-COR1, Class ASB 2.972%, 10/10/2049	505,000	517,838
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4, 3.504%, 06/15/2057	563,000	583,315
Series 2015-C4, Class A4, 3.808%, 11/15/2048	772,000	813,241
Series 2016-C5, Class ASB, 3.533%, 11/15/2048	261,000	270,936
DBJPM Mortgage Trust Series 2017-C6, Class ASB 3.121%, 06/10/2050	298,000	307,820
GCAT LLC Series 2019-NQM1, Class A1 2.985%, 02/25/2059 (D)	383,260	392,458
GS Mortgage Securities Trust
Series 2012-GCJ7, Class AAB, 2.935%, 05/10/2045	47,194	47,166
Series 2014-GC18, Class A3, 3.801%, 01/10/2047	405,501	419,269
Series 2015-GC28, Class A5, 3.396%, 02/10/2048	254,000	262,342
Series 2015-GC34, Class A4, 3.506%, 10/10/2048	617,000	652,037
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust Series 2010-1, Class A1 5.314%, 01/25/2051 (D)	1,187,744	1,281,778
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class A4, 3.670%, 09/15/2047	567,000	595,586
Series 2015-C28, Class A2, 2.773%, 10/15/2048	168,086	167,858
Series 2015-C28, Class A3, 2.912%, 10/15/2048	2,646,000	2,679,115
Series 2015-C33, Class A4, 3.770%, 12/15/2048	300,000	320,530
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6, Class ASB 3.283%, 07/15/2050	563,000	585,011
JPMDB Commercial Mortgage Securities Trust
Series 2017-C5, Class ASB, 3.492%, 03/15/2050	202,000	211,385
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
JPMDB Commercial Mortgage Securities Trust (continued)
Series 2018-C8, Class ASB, 4.145%, 06/15/2051	$561,000	$609,739
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP2, Class A1 1.324%, 08/15/2049	224,529	223,480
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C10, Class A4, 4.083%, 07/15/2046 (E)	100,000	105,311
Series 2015-C20, Class A4, 3.249%, 02/15/2048	158,000	160,980
Series 2015-C25, Class ASB, 3.383%, 10/15/2048	316,000	327,581
Series 2015-C27, Class A4, 3.753%, 12/15/2047	151,000	157,913
Morgan Stanley Capital I Trust
Series 2016-UB11, Class A1, 1.445%, 08/15/2049	338,021	335,759
Series 2016-UB11, Class ASB, 2.606%, 08/15/2049	579,000	586,198
Series 2018-H3, Class A5, 4.177%, 07/15/2051	168,000	184,599
New Residential Mortgage Loan Trust
Series 2019-NQM2, Class A1, 3.600%, 04/25/2049 (D)(E)	512,751	508,041
Series 2019-NQM4, Class A1, 2.492%, 09/25/2059 (D)(E)	801,159	788,954
SG Residential Mortgage Trust Series 2019-3, Class A1 2.703%, 09/25/2059 (D)(E)	907,251	875,610
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A1, 2.610%, 09/27/2049 (D)(E)	898,283	856,051
Series 2020-1, Class A1, 2.275%, 02/25/2050 (D)(E)	1,576,961	1,512,658
Verus Securitization Trust
Series 2019-1, Class A1, 3.836%, 02/25/2059 (D)(E)	411,949	399,752
Series 2019-2, Class A1, 3.211%, 05/25/2059 (D)(E)	1,791,277	1,753,869
Series 2019-3, Class A1, 2.784%, 07/25/2059 (D)	1,782,167	1,747,235
Series 2019-4, Class A1, 2.642%, 11/25/2059 (D)	2,490,569	2,521,414
Series 2019-INV1, Class A1, 3.402%, 12/25/2059 (D)(E)	744,437	713,117
Series 2019-INV2, Class A1, 2.913%, 07/25/2059 (D)(E)	910,178	896,054
Series 2019-INV3, Class A1, 2.692%, 11/25/2059 (D)(E)	528,071	511,219
Series 2020-1, Class A1, 2.417%, 01/25/2060 (D)(E)	2,583,043	2,479,147
Visio Trust Series 2019-1, Class A1 3.572%, 06/25/2054 (D)(E)	463,799	438,019
		36,482,510
U.S. Government Agency – 6.3%
Federal Home Loan Mortgage Corp.
Series 264, Class 30, 3.000%, 07/15/2042	2,898,150	3,110,890

40

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 343, Class F4 (1 month LIBOR + 0.350%), 2.852%, 10/15/2037 (B)	$1,028,130	$1,025,205
Series 4205, Class PA, 1.750%, 05/15/2043	721,105	746,988
Series 4426, Class QC, 1.750%, 07/15/2037	1,178,126	1,211,247
Series 4705, Class A, 4.500%, 09/15/2042	1,216,555	1,297,153
Series 4742, Class PA, 3.000%, 10/15/2047	4,371,136	4,617,342
Series 4763, Class CA, 3.000%, 09/15/2038	335,680	359,838
Series 4767, Class KA, 3.000%, 03/15/2048	1,728,659	1,845,161
Series 4786, Class DP, 4.500%, 07/15/2042	668,709	689,788
Series 4796, Class AK, 3.000%, 05/15/2048	2,808,334	2,926,068
Series 4802, Class A, 3.000%, 06/15/2048	2,807,885	2,955,683
Series 4846, Class PF (1 month LIBOR + 0.350%), 1.055%, 12/15/2048 (B)	355,364	352,047
Series 4880, Class DA, 3.000%, 05/15/2050	1,508,021	1,602,966
Federal National Mortgage Association
Series 2012-151, Class NX, 1.500%, 01/25/2043	915,776	939,182
Series 2013-11, Class AP, 1.500%, 01/25/2043	2,203,660	2,207,404
Series 2013-30, Class CA, 1.500%, 04/25/2043	350,435	356,100
Series 2013-43, Class BP, 1.750%, 05/25/2043	1,024,197	1,061,792
Series 2014-73, Class MA, 2.500%, 11/25/2044	612,451	649,941
Series 2015-84, Class PA, 1.700%, 08/25/2033	2,851,107	2,939,401
Series 2016-48, Class MA, 2.000%, 06/25/2038	3,783,012	3,895,362
Series 2016-57, Class PC, 1.750%, 06/25/2046	5,277,982	5,441,229
Series 2017-13, Class PA, 3.000%, 08/25/2046	1,128,216	1,209,181
Series 2017-42, Class H, 3.000%, 11/25/2043	743,460	778,681
Series 2017-M7, Class A2, 2.961%, 02/25/2027 (E)	423,000	465,206
Series 2018-14, Class KC, 3.000%, 03/25/2048	1,798,102	1,916,632
Series 2018-15, Class AB, 3.000%, 03/25/2048	422,246	452,144
Series 2018-45, Class GA, 3.000%, 06/25/2048	2,185,011	2,281,620
Series 2018-8, Class KL, 2.500%, 03/25/2047	1,347,213	1,406,770
Series 2019-25, Class PA, 3.000%, 05/25/2048	1,185,504	1,261,434
Series 2019-35, Class A, 3.000%, 07/25/2049	904,855	950,842
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2019-35, Class MB, 3.000%, 07/25/2049	$1,303,137	$1,392,698
Series 414, Class A35, 3.500%, 10/25/2042	2,992,182	3,335,437
Government National Mortgage Association
Series 2012-141, Class WA, 4.526%, 11/16/2041 (E)	339,941	393,414
Series 2017-167, Class BQ, 2.500%, 08/20/2044	1,399,767	1,454,986
Series 2019-132, Class NA, 3.500%, 09/20/2049	1,376,072	1,471,154
Series 2019-31, Class JC, 3.500%, 03/20/2049	1,111,438	1,172,025
		60,173,011
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $93,520,954)		$96,655,521
ASSET BACKED SECURITIES – 10.0%
Avis Budget Rental Car Funding AESOP LLC
Series 2017-1A, Class A 3.070%, 09/20/2023 (D)	637,000	598,078
Series 2019-3A, Class A 2.360%, 03/20/2026 (D)	814,000	712,873
College Ave Student Loans LLC
Series 2017-A, Class A1 (1 month LIBOR + 1.650%) 2.597%, 11/26/2046 (B)(D)	710,887	691,632
Series 2018-A, Class A2 4.130%, 12/26/2047 (D)	446,131	471,589
Series 2019-A, Class A2 3.280%, 12/28/2048 (D)	439,821	445,032
Ford Credit Auto Owner Trust
Series 2017-1, Class A 2.620%, 08/15/2028 (D)	1,026,000	1,023,179
Series 2018-1, Class A 3.190%, 07/15/2031 (D)	2,396,000	2,625,334
Series 2018-2, Class A 3.470%, 01/15/2030 (D)	1,185,000	1,190,014
Series 2019-1, Class A 3.520%, 07/15/2030 (D)	2,218,000	2,285,981
Series 2020-1, Class A 2.040%, 08/15/2031 (D)	2,664,000	2,465,598
Hertz Vehicle Financing II LP
Series 2017-2A, Class A 3.290%, 10/25/2023 (D)	4,543,000	4,369,382
Series 2018-1A, Class A 3.290%, 02/25/2024 (D)	385,000	363,200
Series 2019-1A, Class A 3.710%, 03/25/2023 (D)	1,175,000	1,140,405
Series 2019-2A, Class A 3.420%, 05/25/2025 (D)	1,511,000	1,445,622
Hertz Vehicle Financing LLC Series 2018-3A, Class A 4.030%, 07/25/2024 (D)	1,099,000	1,046,504
Navient Private Education Loan Trust
Series 2014-CTA, Class A (1 month LIBOR + 0.700%) 1.405%, 09/16/2024 (B)(D)	13,151	13,148

41

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Navient Private Education Loan Trust (continued)
Series 2016-AA, Class A2B (1 month LIBOR + 2.150%) 2.855%, 12/15/2045 (B)(D)	$536,746	$532,501
Series 2018-BA, Class A2A 3.610%, 12/15/2059 (D)	467,000	485,689
Navient Private Education Refi Loan Trust
Series 2018-A, Class A2 3.190%, 02/18/2042 (D)	485,000	492,336
Series 2018-CA, Class A2 3.520%, 06/16/2042 (D)	501,000	507,491
Series 2018-DA, Class A2A 4.000%, 12/15/2059 (D)	1,994,000	2,082,849
Series 2019-A, Class A2A 3.420%, 01/15/2043 (D)	2,333,000	2,352,662
Series 2019-CA, Class A2 3.130%, 02/15/2068 (D)	1,289,000	1,268,872
Series 2019-D, Class A2A 3.010%, 12/15/2059 (D)	1,915,000	1,714,961
Series 2019-FA, Class A2 2.600%, 08/15/2068 (D)	2,212,000	2,235,766
Series 2019-GA, Class A 2.400%, 10/15/2068 (D)	2,079,712	2,095,061
Series 2020-A, Class A2A 2.460%, 11/15/2068 (D)	1,033,000	1,044,845
Series 2020-A, Class A2B (1 month LIBOR + 0.900%) 1.605%, 11/15/2068 (B)(D)	895,000	857,283
Series 2020-BA, Class A2 2.120%, 01/15/2069 (D)	799,000	801,679
Navient Student Loan Trust
Series 2014-1, Class A3 (1 month LIBOR + 0.510%) 1.457%, 06/25/2031 (B)	874,242	847,237
Series 2015-1, Class A2 (1 month LIBOR + 0.600%) 1.547%, 04/25/2040 (B)	751,190	713,617
Series 2016-3A, Class A2 (1 month LIBOR + 0.850%) 1.797%, 06/25/2065 (B)(D)	168,143	167,958
Series 2018-EA, Class A2 4.000%, 12/15/2059 (D)	1,329,000	1,374,941
Series 2019-BA, Class A2A 3.390%, 12/15/2059 (D)	1,568,000	1,639,078
Series 2020-CA, Class A2A 2.150%, 11/15/2068 (D)	766,000	750,680
Nelnet Student Loan Trust
Series 2004-3, Class A5 (3 month LIBOR + 0.180%) 1.974%, 10/27/2036 (B)	1,313,209	1,259,792
Series 2004-4, Class A5 (3 month LIBOR + 0.160%) 1.954%, 01/25/2037 (B)	1,383,469	1,322,510
Series 2005-1, Class A5 (3 month LIBOR + 0.110%) 1.904%, 10/25/2033 (B)	4,378,918	4,216,471
Series 2005-2, Class A5 (3 month LIBOR + 0.100%) 1.295%, 03/23/2037 (B)	5,109,924	4,801,995
Series 2005-3, Class A5 (3 month LIBOR + 0.120%) 1.315%, 12/24/2035 (B)	3,116,523	3,021,364
Series 2005-4, Class A4 (3 month LIBOR + 0.180%) 1.375%, 03/22/2032 (B)	666,654	624,602
Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Nelnet Student Loan Trust (continued)
Series 2012-2A, Class A (1 month LIBOR + 0.800%) 1.747%, 12/26/2033 (B)(D)	$471,767	$454,968
Series 2012-4A, Class A (1 month LIBOR + 0.700%) 1.647%, 09/27/2038 (B)(D)	897,340	867,440
Series 2014-1A, Class A (1 month LIBOR + 0.570%) 1.517%, 09/25/2041 (B)(D)	402,647	385,665
Series 2016-1A, Class A (1 month LIBOR + 0.800%) 1.747%, 09/25/2065 (B)(D)	1,403,247	1,373,468
Santander Revolving Auto Loan Trust Series 2019-A, Class A 2.510%, 01/26/2032 (D)	2,253,000	2,157,405
SLC Student Loan Trust
Series 2007-1, Class A5 (3 month LIBOR + 0.090%) 1.782%, 02/15/2068 (B)	397,000	351,358
Series 2008-1, Class A4A (3 month LIBOR + 1.600%) 2.341%, 12/15/2032 (B)	630,522	624,760
SLM Student Loan Trust
Series 2003-1, Class A5C (3 month LIBOR + 0.750%) 1.491%, 12/15/2032 (B)(D)	779,464	731,852
Series 2007-2, Class A4 (3 month LIBOR + 0.060%) 1.854%, 07/25/2022 (B)	2,604,405	2,478,621
Series 2010-1, Class A (1 month LIBOR + 0.400%) 1.347%, 03/25/2025 (B)	943,515	896,632
Series 2012-1, Class A3 (1 month LIBOR + 0.950%) 1.897%, 09/25/2028 (B)	2,261,569	2,159,076
Series 2012-2, Class A (1 month LIBOR + 0.700%) 1.647%, 01/25/2029 (B)	1,924,362	1,830,871
Series 2012-6, Class A3 (1 month LIBOR + 0.750%) 1.697%, 05/26/2026 (B)	1,255,870	1,216,366
SMB Private Education Loan Trust
Series 2015-A, Class A2B (1 month LIBOR + 1.000%) 1.705%, 06/15/2027 (B)(D)	1,001,478	974,053
Series 2015-B, Class A2B (1 month LIBOR + 1.200%) 1.905%, 07/15/2027 (B)(D)	935,103	931,575
Series 2015-C, Class A2B (1 month LIBOR + 1.400%) 2.105%, 07/15/2027 (B)(D)	315,706	314,616
Series 2016-A, Class A2A 2.700%, 05/15/2031 (D)	1,409,080	1,413,810
Series 2016-A, Class A2B (1 month LIBOR + 1.500%) 2.205%, 05/15/2031 (B)(D)	1,318,082	1,317,240
Series 2016-B, Class A2A 2.430%, 02/17/2032 (D)	210,477	211,848
Series 2016-B, Class A2B (1 month LIBOR + 1.450%) 2.155%, 02/17/2032 (B)(D)	2,035,956	2,024,037
Series 2016-C, Class A2B (1 month LIBOR + 1.100%) 1.805%, 09/15/2034 (B)(D)	716,454	700,915
Series 2017-B, Class A2A 2.820%, 10/15/2035 (D)	1,118,517	1,107,340

42

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
SMB Private Education Loan Trust (continued)
Series 2017-B, Class A2B (1 month LIBOR + 0.750%) 1.455%, 10/15/2035 (B)(D)	$219,066	$207,570
Series 2018-C, Class A2A 3.630%, 11/15/2035 (D)	279,000	295,874
Series 2019-A, Class A2A 3.440%, 07/15/2036 (D)	2,712,000	2,571,648
SoFi Professional Loan Program LLC
Series 2016-A, Class A2 2.760%, 12/26/2036 (D)	474,769	478,600
Series 2016-E, Class A1 (1 month LIBOR + 0.850%) 1.797%, 07/25/2039 (B)(D)	161,498	159,896
Series 2017-A, Class A1 (1 month LIBOR + 0.700%) 1.647%, 03/26/2040 (B)(D)	169,897	162,484
Series 2017-D, Class A2FX 2.650%, 09/25/2040 (D)	120,590	119,562
Series 2017-E, Class A1 (1 month LIBOR + 0.500%) 1.447%, 11/26/2040 (B)(D)	107,478	106,201
Series 2017-E, Class A2B 2.720%, 11/26/2040 (D)	2,240,000	2,193,782
Series 2018-A, Class A2B 2.950%, 02/25/2042 (D)	565,000	551,484
Series 2018-B, Class A2FX 3.340%, 08/25/2047 (D)	1,917,000	1,852,634
Series 2020-A, Class A2FX 2.540%, 05/15/2046 (D)	1,794,000	1,735,722
Verizon Owner Trust
Series 2019-C, Class A1A 1.940%, 04/22/2024	815,000	776,834
Series 2020-A, Class A1A 1.850%, 07/22/2024	1,864,000	1,818,353
TOTAL ASSET BACKED SECURITIES (Cost $97,810,701)		$95,654,371
SHORT-TERM INVESTMENTS – 2.1%
Short-term funds – 2.1%
John Hancock Collateral Trust, 1.1260% (F)(G)	902,996	9,027,700
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.3210% (F)	11,387,837	11,387,837
TOTAL SHORT-TERM INVESTMENTS (Cost $20,411,614)		$20,415,537
Total Investments (Core Bond Trust) (Cost $999,702,767) – 105.5%		$1,010,405,245
Other assets and liabilities, net – (5.5%)		(52,663,614)
TOTAL NET ASSETS – 100.0%		$957,741,631
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	All or a portion of this security is on loan as of 3-31-20. The value of securities on loan amounted to $8,594,836.
Core Bond Trust (continued)
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $138,821,699 or 14.5% of the fund's net assets as of 3-31-20.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	The rate shown is the annualized seven-day yield as of 3-31-20.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Disciplined Value International Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 94.9%
Austria - 0.5%
Erste Group Bank AG	64,546	$1,181,690
Belgium - 0.8%
KBC Group NV	38,839	1,762,328
Bermuda - 1.5%
Axis Capital Holdings, Ltd.	35,595	1,375,747
Everest Re Group, Ltd.	9,949	1,914,387
		3,290,134
Canada - 3.9%
Barrick Gold Corp.	179,028	3,289,749
Fairfax Financial Holdings, Ltd.	7,936	2,432,906
Yamana Gold, Inc.	1,072,844	2,950,321
		8,672,976
China - 0.4%
Topsports International Holdings, Ltd. (A)	840,000	870,639
Denmark - 2.0%
Novo Nordisk A/S, B Shares	73,259	4,374,741
Finland - 1.7%
Sampo OYJ, A Shares (B)	129,802	3,744,639
France - 12.8%
AXA SA	162,779	2,756,168
BNP Paribas SA	99,988	2,919,175
Capgemini SE	53,834	4,498,499
Danone SA	41,750	2,671,928
Eiffage SA	42,168	2,993,238
Peugeot SA	99,443	1,294,677
Sanofi	42,747	3,700,820
TOTAL SA	123,653	4,659,102
Vinci SA (B)	37,009	3,023,983
		28,517,590
Germany - 5.5%
adidas AG (B)	4,088	907,648
Allianz SE	23,208	3,952,268
Brenntag AG	39,520	1,435,847
Rheinmetall AG	12,681	881,289
SAP SE	22,045	2,461,281
Siemens AG	30,538	2,557,105
		12,195,438
Greece - 0.6%
Hellenic Telecommunications Organization SA	106,816	1,291,248
Hong Kong - 2.6%
China Overseas Land & Investment, Ltd.	470,000	1,440,988
CK Asset Holdings, Ltd.	381,500	2,069,900
WH Group, Ltd. (A)	2,463,000	2,273,371
		5,784,259

43

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Disciplined Value International Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hungary - 0.7%
OTP Bank NYRT	50,795	$1,457,020
Indonesia - 0.9%
Bank Rakyat Indonesia Persero Tbk PT	11,190,200	2,052,341
Ireland - 1.2%
CRH PLC	98,544	2,673,949
Italy - 1.6%
Enel SpA	234,040	1,614,373
Leonardo SpA	281,373	1,860,205
		3,474,578
Japan - 21.4%
Bandai Namco Holdings, Inc.	28,200	1,367,791
Fuji Corp. (B)	99,600	1,508,522
Hitachi Construction Machinery Company, Ltd. (B)	47,600	954,666
Hitachi, Ltd.	192,100	5,518,343
Kamigumi Company, Ltd.	56,900	960,446
KDDI Corp.	89,200	2,634,843
Kinden Corp.	77,000	1,133,011
Koito Manufacturing Company, Ltd.	43,600	1,465,797
Mitsubishi Estate Company, Ltd.	96,800	1,429,654
NEC Corp.	65,000	2,366,860
Nintendo Company, Ltd.	5,300	2,059,864
Nippon Telegraph & Telephone Corp.	161,300	3,857,751
Persol Holdings Company, Ltd. (B)	93,200	932,569
Sankyu, Inc.	38,200	1,423,336
Sanwa Holdings Corp.	305,400	2,371,741
Seven & i Holdings Company, Ltd.	47,200	1,558,775
Shionogi & Company, Ltd.	42,500	2,093,528
SoftBank Group Corp.	21,700	768,232
Sony Corp.	83,000	4,916,387
Sumitomo Mitsui Financial Group, Inc.	68,400	1,661,668
Taiheiyo Cement Corp.	80,600	1,372,884
Taisei Corp.	37,400	1,140,628
Tokio Marine Holdings, Inc.	24,500	1,120,987
TS Tech Company, Ltd.	50,600	1,188,791
Zenkoku Hosho Company, Ltd.	60,100	1,890,976
		47,698,050
Macau - 0.6%
Wynn Macau, Ltd.	948,800	1,422,925
Malta - 0.0%
BGP Holdings PLC (C)(D)	2,126,418	0
Netherlands - 3.6%
ING Groep NV	322,970	1,654,931
Koninklijke Ahold Delhaize NV	82,461	1,921,059
NXP Semiconductors NV	25,889	2,146,975
Royal Dutch Shell PLC, A Shares	133,474	2,318,929
		8,041,894
Norway - 0.8%
DNB ASA	165,559	1,844,482
Singapore - 1.3%
DBS Group Holdings, Ltd.	85,200	1,111,702
United Overseas Bank, Ltd.	127,600	1,750,678
		2,862,380
South Korea - 3.9%
Hana Financial Group, Inc.	99,994	1,881,249
KB Financial Group, Inc.	68,925	1,938,448
KT Corp., ADR	280,540	2,182,605
Samsung Electronics Company, Ltd.	67,265	2,615,365
		8,617,667
Spain - 0.8%
Amadeus IT Group SA	18,662	878,400
Disciplined Value International Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Spain (continued)
Applus Services SA	159,992	$1,013,372
		1,891,772
Sweden - 1.6%
Husqvarna AB, B Shares	202,792	1,008,830
Loomis AB, B Shares	43,293	876,371
Sandvik AB	63,672	895,654
Trelleborg AB, B Shares	65,116	692,744
		3,473,599
Switzerland - 7.4%
Glencore PLC (D)	604,247	914,555
Novartis AG	84,818	6,997,386
Roche Holding AG	15,981	5,141,759
SIG Combibloc Group AG (D)	67,110	1,002,727
STMicroelectronics NV	114,605	2,463,620
		16,520,047
Taiwan - 0.4%
Hon Hai Precision Industry Company, Ltd.	405,000	932,418
United Kingdom - 16.0%
Associated British Foods PLC	49,786	1,115,188
Avast PLC (A)	212,153	1,025,693
Aviva PLC	494,898	1,627,099
BAE Systems PLC	278,454	1,789,069
BP PLC	601,538	2,466,868
Coca-Cola European Partners PLC	45,402	1,703,937
Direct Line Insurance Group PLC	797,620	2,911,868
GlaxoSmithKline PLC	194,159	3,643,223
Imperial Brands PLC	117,598	2,170,307
Next PLC	25,134	1,260,940
Nomad Foods, Ltd. (D)	200,314	3,717,828
Persimmon PLC	84,450	1,996,280
Redrow PLC	226,732	1,005,073
RSA Insurance Group PLC	199,336	1,040,215
Smith & Nephew PLC	77,361	1,362,828
Tesco PLC	1,253,578	3,540,131
Unilever PLC	64,979	3,276,896
		35,653,443
United States - 0.4%
The Mosaic Company	80,972	876,117
TOTAL COMMON STOCKS (Cost $272,020,374)		$211,178,364
SHORT-TERM INVESTMENTS - 4.9%
Short-term funds - 4.9%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 0.9286% (E)	5,035,500	5,035,500
John Hancock Collateral Trust, 1.1260% (E)(F)	584,906	5,847,599
TOTAL SHORT-TERM INVESTMENTS (Cost $10,880,074)		$10,883,099
Total Investments (Disciplined Value International Trust) (Cost $282,900,448) - 99.8%		$222,061,463
Other assets and liabilities, net - 0.2%		549,683
TOTAL NET ASSETS - 100.0%		$222,611,146
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	All or a portion of this security is on loan as of 3-31-20. The value of securities on loan amounted to $5,568,285.

44

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Disciplined Value International Trust (continued)
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Non-income producing security.
(E)	The rate shown is the annualized seven-day yield as of 3-31-20.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Emerging Markets Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 96.3%
Australia - 0.0%
MMG, Ltd. (A)	192,000	$27,115
Belgium - 0.0%
Titan Cement International SA (A)	985	11,516
Brazil - 3.9%
Banco Bradesco SA	37,134	134,426
Banco do Brasil SA	75,483	405,154
Banco Santander Brasil SA	30,118	154,587
BrasilAgro - Co Brasileira de Propriedades Agricolas	6,700	22,372
Camil Alimentos SA	10,600	15,892
Cia Siderurgica Nacional SA, ADR (B)	43,651	57,183
Cogna Educacao	186,166	143,312
Construtora Tenda SA	1,924	7,635
Cosan SA	9,003	93,147
CSU Cardsystem SA	9,300	13,871
Direcional Engenharia SA	14,200	22,901
Enauta Participacoes SA	16,860	29,689
Fras-Le SA	8,800	6,707
Gerdau SA	2,629	4,705
Industrias Romi SA	6,500	9,970
International Meal Company Alimentacao SA	19,850	10,467
Iochpe Maxion SA	11,411	24,201
JHSF Participacoes SA	65,027	43,801
Kepler Weber SA	2,100	9,821
Marisa Lojas SA (A)	14,758	13,065
Petroleo Brasileiro SA	446,047	1,213,815
Restoque Comercio e Confeccoes de Roupas SA	3,836	4,363
Sao Carlos Empreendimentos e Participacoes SA	5,205	34,559
Sao Martinho SA	9,777	27,810
SLC Agricola SA	9,500	41,502
Springs Global Participacoes SA (A)	5,600	5,249
Trisul SA	13,137	18,330
Tupy SA	9,951	25,126
Usinas Siderurgicas de Minas Gerais SA	14,738	16,025
Vale SA	440,484	3,663,848
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	11,359	20,243
		6,293,776
Chile - 0.8%
Banco de Credito e Inversiones SA (A)	473	16,048
CAP SA	6,647	28,440
Cementos BIO BIO SA	16,447	12,937
Cencosud SA	155,829	162,102
Cia Pesquera Camanchaca SA	214,992	12,158
Cristalerias de Chile SA	3,626	14,485
Empresa Nacional de Telecomunicaciones SA (A)	15,564	65,776
Empresas CMPC SA	101,681	216,598
Empresas COPEC SA	27,263	156,161
Empresas Hites SA	46,731	4,207
Enel Americas SA	2,922,546	356,129
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chile (continued)
Grupo Security SA	147,513	$24,158
Inversiones Aguas Metropolitanas SA	42,648	32,427
Itau CorpBanca	10,081,598	26,196
Masisa SA (A)	321,066	6,055
PAZ Corp. SA	16,523	8,154
Ripley Corp. SA	137,631	31,872
Salfacorp SA	54,622	17,847
Sigdo Koppers SA	50,989	43,939
SMU SA	43,046	6,493
Sociedad Matriz SAAM SA	1,014,770	57,965
Socovesa SA	113,429	21,290
SONDA SA	17,248	9,072
Vina Concha y Toro SA	9,318	11,729
		1,342,238
China - 20.2%
21Vianet Group, Inc., ADR (A)	3,800	52,668
361 Degrees International, Ltd.	140,000	22,735
Agile Group Holdings, Ltd.	215,000	230,227
Agricultural Bank of China, Ltd., H Shares	2,020,000	806,515
Air China, Ltd., H Shares	256,000	163,419
Aluminum Corp. of China, Ltd., H Shares (A)	372,000	73,064
Angang Steel Company, Ltd., H Shares	193,800	50,533
Anton Oilfield Services Group (B)	284,000	17,961
Asia Cement China Holdings Corp.	65,000	65,134
AviChina Industry & Technology Company, Ltd., H Shares	183,000	69,881
BAIC Motor Corp., Ltd., H Shares (C)	207,000	81,425
Baidu, Inc., ADR (A)	150	15,107
Bank of China, Ltd., H Shares	4,764,694	1,813,747
Bank of Chongqing Company, Ltd., H Shares	69,500	34,734
Bank of Communications Company, Ltd., H Shares	596,876	363,534
Bank of Tianjin Company, Ltd., H Shares	74,000	30,922
BBMG Corp., H Shares	220,000	54,519
Beijing Capital International Airport Company, Ltd., H Shares	150,000	95,199
Beijing North Star Company, Ltd., H Shares	132,000	30,305
Beijing Urban Construction Design & Development Group Company, Ltd., H Shares (C)	35,000	8,627
Boyaa Interactive International, Ltd.	63,000	6,071
BYD Electronic International Company, Ltd. (B)	26,000	42,752
Cabbeen Fashion, Ltd.	40,000	5,970
CAR, Inc. (A)(B)	59,000	32,902
Central China Real Estate, Ltd.	113,732	57,505
Changshouhua Food Company, Ltd.	32,000	10,879
Chaowei Power Holdings, Ltd.	133,000	33,266
Cheetah Mobile, Inc., ADR	4,594	9,601
China Aoyuan Group, Ltd.	39,000	44,936
China BlueChemical, Ltd., H Shares	264,000	40,536
China Cinda Asset Management Company, Ltd., H Shares	737,000	138,616
China CITIC Bank Corp., Ltd., H Shares	642,775	316,093
China Coal Energy Company, Ltd., H Shares	178,000	48,960
China Communications Construction Company, Ltd., H Shares	340,000	234,348
China Communications Services Corp., Ltd., H Shares	217,200	156,178

45

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Construction Bank Corp., H Shares	8,246,000	$6,702,736
China Development Bank Financial Leasing Company, Ltd., H Shares (C)	122,000	16,484
China Dili Group (A)(B)	190,600	44,556
China Dongxiang Group Company, Ltd. (B)	530,000	45,590
China Eastern Airlines Corp., Ltd., H Shares (A)	276,000	94,506
China Electronics Optics Valley Union Holding Company, Ltd.	308,000	13,085
China Energy Engineering Corp., Ltd., H Shares	380,000	40,414
China Everbright Bank Company, Ltd., H Shares	261,000	99,283
China Evergrande Group (B)	178,000	291,764
China Galaxy Securities Company, Ltd., H Shares	206,000	98,858
China Harmony New Energy Auto Holding, Ltd.	105,500	45,097
China Hongqiao Group, Ltd.	249,000	105,233
China Huarong Asset Management Company, Ltd., H Shares (C)	808,000	101,469
China Huiyuan Juice Group, Ltd. (A)(D)	212,500	40,141
China International Capital Corp., Ltd., H Shares (B)(C)	106,800	170,932
China International Marine Containers Group Company, Ltd., H Shares	49,900	46,429
China Lesso Group Holdings, Ltd.	123,000	159,235
China Machinery Engineering Corp., H Shares	115,000	30,803
China Merchants Bank Company, Ltd., H Shares	25,500	114,081
China Merchants Securities Company, Ltd., H Shares (C)	17,600	19,382
China Minsheng Banking Corp., Ltd., H Shares	509,900	377,144
China Modern Dairy Holdings, Ltd. (A)	14,000	1,292
China National Building Material Company, Ltd., H Shares	581,450	624,657
China Oilfield Services, Ltd., H Shares	60,000	45,805
China Oriental Group Company, Ltd.	164,000	41,694
China Petroleum & Chemical Corp., ADR	15,616	760,499
China Petroleum & Chemical Corp., H Shares	966,000	471,994
China Railway Construction Corp., Ltd., H Shares	240,165	265,524
China Railway Group, Ltd., H Shares	379,000	200,477
China Railway Signal & Communication Corp., Ltd., H Shares (C)	29,000	14,459
China Reinsurance Group Corp., H Shares	256,000	29,495
China Resources Medical Holdings Company, Ltd.	61,000	32,412
China Resources Pharmaceutical Group, Ltd. (C)	119,000	71,052
China Sanjiang Fine Chemicals Company, Ltd.	105,000	20,230
China SCE Group Holdings, Ltd.	266,200	117,482
China Shanshui Cement Group, Ltd. (A)	117,000	32,530
China Shenhua Energy Company, Ltd., H Shares	372,000	702,882
China Shineway Pharmaceutical Group, Ltd.	32,000	23,871
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Silver Group, Ltd. (A)	94,000	$6,895
China Southern Airlines Company, Ltd., H Shares	228,000	96,623
China Taifeng Beddings Holdings, Ltd. (A)(D)	204,000	12,788
China XLX Fertiliser, Ltd.	115,000	30,907
China Yongda Automobiles Services Holdings, Ltd.	8,000	6,440
China ZhengTong Auto Services Holdings, Ltd.	160,000	25,351
China Zhongwang Holdings, Ltd.	196,800	51,403
Chongqing Rural Commercial Bank Company, Ltd., H Shares	198,000	80,649
CIFI Holdings Group Company, Ltd.	279,573	198,201
CNOOC, Ltd.	2,048,000	2,128,229
CNOOC, Ltd., ADR	987	102,125
Cogobuy Group (A)(C)	74,000	7,847
Colour Life Services Group Company, Ltd. (A)(B)	6,000	2,456
Consun Pharmaceutical Group, Ltd.	19,000	8,523
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares	182,000	96,370
COSCO SHIPPING Holdings Company, Ltd., H Shares (A)(B)	99,000	27,019
Cosmo Lady China Holdings Company, Ltd. (C)	29,000	3,416
Country Garden Holdings Company, Ltd.	286,000	341,918
CPMC Holdings, Ltd.	76,000	24,247
CRRC Corp., Ltd., H Shares	238,000	119,933
CT Environmental Group, Ltd. (A)(D)	164,000	6,473
Dongfang Electric Corp., Ltd., H Shares	29,000	14,216
Dongfeng Motor Group Company, Ltd., H Shares	210,000	136,733
Dongyue Group, Ltd.	143,000	56,482
E-Commodities Holdings, Ltd.	348,000	9,241
Everbright Securities Company, Ltd., H Shares (C)	25,600	16,224
Fang Holdings, Ltd., ADR (A)	100	135
Fantasia Holdings Group Company, Ltd. (A)	172,500	30,844
Fosun International, Ltd.	195,460	224,389
Fufeng Group, Ltd. (A)	270,200	92,347
Genertec Universal Medical Group Company, Ltd. (C)	99,000	61,277
GF Securities Company, Ltd., H Shares	82,600	87,773
GOME Retail Holdings, Ltd. (A)(B)	1,349,000	124,013
Grand Baoxin Auto Group, Ltd. (A)	219,500	29,197
Great Wall Motor Company, Ltd., H Shares	300,500	190,558
Greatview Aseptic Packaging Company, Ltd.	25,000	7,708
Greenland Hong Kong Holdings, Ltd.	88,000	33,279
Greentown China Holdings, Ltd.	102,500	92,098
Guangshen Railway Company, Ltd., ADR	3,552	37,935
Guangshen Railway Company, Ltd., H Shares	34,000	7,207
Guangzhou Automobile Group Company, Ltd., H Shares	188,000	187,005
Guangzhou R&F Properties Company, Ltd., H Shares	190,800	245,411
Guorui Properties, Ltd.	84,000	14,118
Guotai Junan Securities Company, Ltd., H Shares (C)	34,600	51,058

46

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Haichang Ocean Park Holdings, Ltd. (A)(C)	181,000	$12,766
Hainan Meilan International Airport Company, Ltd., H Shares (A)	17,000	14,391
Haitong Securities Company, Ltd., H Shares	188,000	170,769
Harbin Bank Company, Ltd., H Shares (A)(C)	74,000	11,483
Harbin Electric Company, Ltd., H Shares (A)	204,000	45,848
HC Group, Inc. (A)	98,000	16,182
Hilong Holding, Ltd.	205,000	9,690
Hiroca Holdings, Ltd.	8,000	11,510
Honghua Group, Ltd. (A)	367,000	11,226
Honworld Group, Ltd. (C)	56,000	16,754
Hopefluent Group Holdings, Ltd.	46,000	7,618
Hua Hong Semiconductor, Ltd. (B)(C)	39,000	70,124
Huatai Securities Company, Ltd., H Shares (C)	96,600	142,481
Huishang Bank Corp., Ltd., H Shares	63,300	22,556
Industrial & Commercial Bank of China, Ltd., H Shares	4,471,000	3,050,022
Inner Mongolia Yitai Coal Company, Ltd., H Shares	25,700	18,614
Jiangxi Copper Company, Ltd., H Shares	99,000	90,844
Jingrui Holdings, Ltd.	69,000	18,866
JinkoSolar Holding Company, Ltd., ADR (A)(B)	5,541	82,284
JOYY, Inc., ADR (A)	5,041	268,484
Kaisa Group Holdings, Ltd. (A)	258,000	94,081
Kangda International Environmental Company, Ltd. (A)(C)	140,000	13,271
Kasen International Holdings, Ltd. (A)(B)	119,000	23,806
KWG Group Holdings, Ltd. (A)	177,013	248,028
Legend Holdings Corp., H Shares (C)	66,200	80,954
Lonking Holdings, Ltd.	277,000	81,907
Luye Pharma Group, Ltd. (B)(C)	104,000	50,112
Maoye International Holdings, Ltd.	301,000	13,678
Metallurgical Corp. of China, Ltd., H Shares	185,000	32,184
Minth Group, Ltd.	4,000	8,505
MOBI Development Company, Ltd.	70,000	7,322
Modern Land China Company, Ltd.	88,000	12,061
Nature Home Holding Company, Ltd. (A)	59,000	9,971
New China Life Insurance Company, Ltd., H Shares	13,500	41,569
NVC International Holdings, Ltd.	267,000	6,587
Orient Securities Company, Ltd., H Shares (C)	50,800	26,429
PetroChina Company, Ltd., ADR (B)	1,761	63,396
PetroChina Company, Ltd., H Shares	2,098,000	760,399
PICC Property & Casualty Company, Ltd., H Shares	428,000	409,844
Postal Savings Bank of China Company, Ltd., H Shares (C)	564,000	343,385
Powerlong Real Estate Holdings, Ltd.	178,000	103,644
Qingdao Port International Company, Ltd., H Shares (C)	19,000	10,340
Qingling Motors Company, Ltd., H Shares	128,000	26,031
Qunxing Paper Holdings Company, Ltd. (A)(D)	634,371	0
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Red Star Macalline Group Corp., Ltd., H Shares (C)	56,800	$35,947
Ronshine China Holdings, Ltd. (A)	46,500	44,906
Sany Heavy Equipment International Holdings Company, Ltd.	44,000	23,214
Semiconductor Manufacturing International Corp. (A)	243,000	381,666
Shanghai Electric Group Company, Ltd., H Shares	158,000	41,503
Shanghai Jin Jiang Capital Company, Ltd., H Shares	244,000	40,705
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	75,000	126,551
Shengjing Bank Company, Ltd., H Shares (C)	17,500	15,907
Shenguan Holdings Group, Ltd. (A)	90,000	3,450
Shenwan Hongyuan Group Company, Ltd., H Shares (A)(B)(C)	70,400	16,339
Shui On Land, Ltd.	390,961	65,149
Sihuan Pharmaceutical Holdings Group, Ltd.	177,000	17,567
SINA Corp. (A)	7,964	253,574
Sino-Ocean Group Holding, Ltd.	333,973	84,570
Sinopec Engineering Group Company, Ltd., H Shares	129,000	53,695
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	300,000	73,978
Sinopharm Group Company, Ltd., H Shares	64,400	142,691
Sinosoft Technology Group, Ltd.	104,000	15,794
Sinotrans, Ltd., H Shares	242,000	59,075
Sinotruk Hong Kong, Ltd.	106,500	174,939
SOHO China, Ltd.	247,000	126,195
Sun King Power Electronics Group	108,000	14,884
Sunshine 100 China Holdings, Ltd. (A)(C)	77,000	13,653
Tenwow International Holdings, Ltd. (A)(D)	121,000	4,448
The People's Insurance Company Group of China, Ltd., H Shares	342,000	112,024
Tian Ge Interactive Holdings, Ltd. (A)(C)	44,000	9,566
Tianneng Power International, Ltd. (B)	78,000	57,643
Trigiant Group, Ltd.	158,000	25,804
Trip.com Group, Ltd., ADR (A)	25,103	588,665
Weiqiao Textile Company, H Shares	73,500	14,191
West China Cement, Ltd.	380,000	58,430
Xiamen International Port Company, Ltd., H Shares	330,000	28,331
Xingda International Holdings, Ltd.	123,187	29,897
Xingfa Aluminium Holdings, Ltd.	29,000	23,537
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares	24,000	20,693
Xinming China Holdings, Ltd. (A)	2,000	284
Xinyuan Real Estate Company, Ltd., ADR	6,010	13,102
Xtep International Holdings, Ltd.	95,500	31,077
Yanzhou Coal Mining Company, Ltd., H Shares	262,000	202,961
Yiren Digital, Ltd., ADR (A)(B)	4,041	16,204
Yuzhou Properties Company, Ltd.	276,591	116,516
Zhejiang Glass Company, Ltd., H Shares (A)(D)	162,000	0
Zhengzhou Coal Mining Machinery Group Company, Ltd., H Shares	25,400	9,421

47

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Zhong An Group, Ltd. (A)	409,000	$11,699
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	112,000	80,566
		32,340,534
Colombia - 0.2%
Banco de Bogota SA	1,741	30,431
Cementos Argos SA	24,726	24,896
Corp. Financiera Colombiana SA (A)	5,229	33,187
Grupo Argos SA	36,406	110,419
Grupo de Inversiones Suramericana SA	23,322	114,945
Grupo Nutresa SA	3,250	15,282
		329,160
Czech Republic - 0.2%
CEZ AS	17,418	284,145
Greece - 0.3%
Alpha Bank AE (A)	98,073	72,596
Bank of Greece	667	9,220
Ellaktor SA (A)	17,133	11,012
Eurobank Ergasias Services and Holdings SA (A)	179,251	74,999
Hellenic Petroleum SA	8,023	46,379
Mytilineos SA	10,218	68,293
National Bank of Greece SA (A)	69,994	92,347
Piraeus Bank SA (A)	33,087	47,267
		422,113
Hong Kong - 8.9%
Ajisen China Holdings, Ltd.	147,000	35,276
AMVIG Holdings, Ltd.	42,000	7,966
Anxin-China Holdings, Ltd. (A)(D)	1,648,000	0
APT Satellite Holdings, Ltd.	28,000	8,827
Asian Citrus Holdings, Ltd. (A)(D)	249,000	9,635
Atlas Corp. (A)	9,130	70,210
Beijing Enterprises Clean Energy Group, Ltd. (A)	600,000	2,851
Beijing Enterprises Holdings, Ltd.	40,000	145,979
Beijing Enterprises Water Group, Ltd. (A)	226,000	87,618
Beijing Properties Holdings, Ltd. (A)	366,000	4,891
Brilliance China Automotive Holdings, Ltd.	216,000	175,892
C C Land Holdings, Ltd.	240,126	54,724
CECEP COSTIN New Materials Group, Ltd. (A)(D)	348,000	0
Century Sunshine Group Holdings, Ltd. (A)	165,000	3,583
CGN New Energy Holdings Company, Ltd.	150,000	31,098
China Aerospace International Holdings, Ltd.	190,000	8,530
China Aircraft Leasing Group Holdings, Ltd.	23,000	20,125
China Everbright Greentech, Ltd. (B)(C)	43,000	17,959
China Everbright, Ltd.	114,000	167,104
China Fiber Optic Network System Group, Ltd. (A)(D)	150,800	5,446
China Foods, Ltd.	18,000	6,569
China High Precision Automation Group, Ltd. (A)(D)	18,000	2,159
China Jinmao Holdings Group, Ltd.	426,000	271,574
China Longevity Group Company, Ltd. (A)(D)	93,000	4,930
China Lumena New Materials Corp. (A)(B)(D)	2,036,000	0
China Merchants Land, Ltd.	260,000	40,096
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
China Merchants Port Holdings Company, Ltd.	104,064	$118,217
China Mobile, Ltd.	606,000	4,541,535
China Mobile, Ltd., ADR	12,872	484,888
China New Town Development Company, Ltd.	300,165	4,995
China Oil & Gas Group, Ltd. (A)	1,020,000	31,919
China Overseas Grand Oceans Group, Ltd.	191,500	110,631
China Overseas Land & Investment, Ltd.	414,000	1,269,296
China Resources Cement Holdings, Ltd.	242,000	284,308
China Resources Land, Ltd.	316,000	1,289,752
China South City Holdings, Ltd.	498,000	47,739
China State Construction International Holdings, Ltd.	170,000	124,672
China Taiping Insurance Holdings Company, Ltd.	147,200	238,248
China Traditional Chinese Medicine Holdings Company, Ltd.	242,000	109,171
China Travel International Investment Hong Kong, Ltd.	314,000	38,894
China Unicom Hong Kong, Ltd.	630,000	367,448
China Unicom Hong Kong, Ltd., ADR (B)	20,072	118,023
China Vast Industrial Urban Development Company, Ltd. (C)	36,000	12,425
Chu Kong Shipping Enterprises Group Company, Ltd.	26,000	2,994
CIMC Enric Holdings, Ltd.	56,000	22,763
CITIC Resources Holdings, Ltd.	488,000	17,173
CITIC, Ltd.	505,130	523,512
Clear Media, Ltd.	13,000	11,694
Concord New Energy Group, Ltd.	690,000	26,125
COSCO SHIPPING International Hong Kong Company, Ltd.	59,625	16,655
COSCO SHIPPING Ports, Ltd.	150,438	72,039
CP Pokphand Company, Ltd.	94,000	7,358
Dawnrays Pharmaceutical Holdings, Ltd.	117,000	17,144
Digital China Holdings, Ltd.	42,000	18,846
Far East Horizon, Ltd.	183,000	146,474
GCL-Poly Energy Holdings, Ltd. (A)(B)	2,126,000	67,054
Gemdale Properties & Investment Corp., Ltd.	778,000	127,650
Glorious Property Holdings, Ltd. (A)	88,000	1,566
Goldlion Holdings, Ltd.	36,000	8,078
Goldpac Group, Ltd.	46,000	9,084
Hi Sun Technology China, Ltd. (A)	375,000	43,072
HKC Holdings, Ltd.	29,206	18,814
Hopson Development Holdings, Ltd.	90,000	80,013
Hua Han Health Industry Holdings, Ltd. (A)(D)	1,120,000	30,627
Jiayuan International Group, Ltd.	46,000	18,633
Joy City Property, Ltd.	328,000	25,541
Ju Teng International Holdings, Ltd.	200,000	36,730
Kingboard Holdings, Ltd.	88,130	204,306
Kingboard Laminates Holdings, Ltd.	97,000	88,755
Kunlun Energy Company, Ltd.	410,000	236,943
Lee & Man Paper Manufacturing, Ltd.	129,000	77,374
Lee's Pharmaceutical Holdings, Ltd.	69,000	31,552
Lifestyle China Group, Ltd. (A)	42,000	9,863
Min Xin Holdings, Ltd.	24,000	8,263
Mingyuan Medicare Development Company, Ltd. (A)(D)	1,300,000	0
Minmetals Land, Ltd.	272,000	34,616
NetDragon Websoft Holdings, Ltd.	3,500	8,363

48

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
New World Department Store China, Ltd. (A)	34,000	$6,723
Nine Dragons Paper Holdings, Ltd.	185,000	167,614
Overseas Chinese Town Asia Holdings, Ltd.	52,000	14,244
Panda Green Energy Group, Ltd. (A)(B)	814,000	16,303
PAX Global Technology, Ltd.	104,000	39,008
Poly Property Group Company, Ltd.	266,453	89,447
Pou Sheng International Holdings, Ltd.	142,000	28,763
Shanghai Industrial Holdings, Ltd.	37,000	55,420
Shanghai Industrial Urban Development Group, Ltd.	520,000	49,093
Shanghai Zendai Property, Ltd. (A)	765,000	3,508
Shenzhen International Holdings, Ltd.	100,000	181,360
Shenzhen Investment, Ltd.	331,271	102,609
Shimao Property Holdings, Ltd.	142,500	493,851
Shougang Fushan Resources Group, Ltd.	364,000	65,923
Silver Grant International Holdings Group, Ltd. (A)	160,000	21,549
Sinofert Holdings, Ltd. (A)	300,000	27,660
Sinopec Kantons Holdings, Ltd.	160,000	60,544
Skyworth Group, Ltd.	244,000	51,555
Symphony Holdings, Ltd.	20,000	2,140
TCL Electronics Holdings, Ltd.	114,600	47,590
Texhong Textile Group, Ltd. (B)	32,000	24,214
Tian An China Investment Company, Ltd.	54,000	20,948
Tianjin Port Development Holdings, Ltd.	478,000	31,293
Tomson Group, Ltd.	85,714	19,454
Tongda Group Holdings, Ltd. (B)	590,000	33,203
Wasion Holdings, Ltd.	90,000	30,662
Yuexiu Property Company, Ltd.	829,542	148,222
Zhuhai Holdings Investment Group, Ltd.	84,000	12,978
		14,270,755
Hungary - 0.3%
MOL Hungarian Oil & Gas PLC	53,879	316,153
Richter Gedeon NYRT	9,328	175,917
		492,070
India - 11.6%
ACC, Ltd.	5,847	74,389
Adani Enterprises, Ltd.	21,676	38,681
Adani Gas, Ltd.	17,516	19,839
Adani Green Energy, Ltd. (A)	20,307	41,216
Adani Ports & Special Economic Zone, Ltd.	9,256	30,656
Adani Transmission, Ltd. (A)	9,644	24,151
Aditya Birla Capital, Ltd. (A)	55,560	30,951
Allcargo Logistics, Ltd.	10,467	7,938
Ambuja Cements, Ltd.	55,925	114,970
Apar Industries, Ltd.	2,063	8,043
Apollo Tyres, Ltd.	28,578	30,066
Arvind Fashions, Ltd. (A)	6,229	11,991
Arvind, Ltd.	12,009	3,133
Ashok Leyland, Ltd.	65,266	36,906
Aster DM Healthcare, Ltd. (A)(C)	4,365	5,408
Aurobindo Pharma, Ltd.	33,905	183,334
Axis Bank, Ltd.	127,914	638,686
Bajaj Holdings & Investment, Ltd.	5,412	128,744
Balmer Lawrie & Company, Ltd.	11,041	11,496
Balrampur Chini Mills, Ltd.	23,304	31,851
Bank of Baroda (A)	88,922	65,873
BEML, Ltd.	1,822	10,719
Bharat Electronics, Ltd.	59,808	58,214
Bharat Heavy Electricals, Ltd.	72,839	19,814
Bharti Airtel, Ltd. (A)	254,603	1,482,512
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Bharti Infratel, Ltd.	6,780	$14,361
Birla Corp., Ltd.	4,591	25,336
Birlasoft, Ltd.	13,384	10,951
Brigade Enterprises, Ltd.	12,969	22,459
BSE, Ltd.	724	2,834
Cadila Healthcare, Ltd.	22,857	80,897
Canara Bank (A)	9,205	11,121
Ceat, Ltd.	2,623	28,020
CG Power and Industrial Solutions, Ltd. (A)	58,203	3,875
Chambal Fertilizers & Chemicals, Ltd.	24,429	34,362
Chennai Super Kings Cricket, Ltd. (A)(D)	207,315	6,166
Cholamandalam Financial Holdings, Ltd.	5,037	19,212
Cipla, Ltd.	35,701	198,117
Container Corp. of India, Ltd.	7,930	34,509
Cox & Kings, Ltd. (A)	24,940	179
Cyient, Ltd.	5,147	15,426
Dalmia Bharat, Ltd.	2,887	18,894
DB Corp., Ltd.	6,129	6,415
DCB Bank, Ltd.	23,624	29,800
DCM Shriram, Ltd.	10,563	30,343
Dishman Carbogen Amcis, Ltd.	5,361	3,764
DLF, Ltd.	53,266	95,956
Dr. Reddy's Laboratories, Ltd.	13,052	531,083
Edelweiss Financial Services, Ltd.	46,814	23,720
EID Parry India, Ltd.	14,915	27,344
Essel Propack, Ltd.	6,943	14,075
Exide Industries, Ltd.	11,886	20,473
Federal Bank, Ltd.	191,615	103,808
Finolex Industries, Ltd.	5,072	26,623
Firstsource Solutions, Ltd.	16,189	5,857
Fortis Healthcare, Ltd. (A)	81,232	133,953
Future Enterprises, Ltd. (A)	31,677	3,603
GAIL India, Ltd.	196,137	197,031
General Insurance Corp. of India (C)	8,025	11,147
GHCL, Ltd.	6,390	7,516
Glenmark Pharmaceuticals, Ltd.	13,855	37,391
Granules India, Ltd.	24,247	45,166
Grasim Industries, Ltd.	31,544	198,098
Gujarat Alkalies & Chemicals, Ltd.	3,130	9,197
Gujarat Ambuja Exports, Ltd.	7,910	10,885
Gujarat Fluorochemicals, Ltd. (A)	5,323	20,275
Gujarat Mineral Development Corp., Ltd.	23,433	9,551
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	10,255	15,415
Gujarat Pipavav Port, Ltd.	15,449	12,470
Gujarat State Petronet, Ltd.	22,857	52,203
HBL Power Systems, Ltd.	18,476	2,670
Hero MotoCorp, Ltd.	389	8,120
HFCL, Ltd.	95,724	11,227
HIL, Ltd.	588	4,892
Himatsingka Seide, Ltd.	7,201	5,742
Hindalco Industries, Ltd.	140,404	175,403
ICICI Bank, Ltd.	223,707	963,384
ICICI Bank, Ltd., ADR	5,115	43,478
IDFC First Bank, Ltd. (A)	126,067	35,249
IDFC, Ltd.	67,378	13,274
IIFL Finance, Ltd.	38,108	37,463
IIFL Securities, Ltd.	47,890	19,713
IIFL Wealth Management, Ltd.	6,429	85,544
Indiabulls Housing Finance, Ltd.	33,338	42,784
Indiabulls Real Estate, Ltd. (A)	41,734	23,157
Indiabulls Ventures, Ltd.	3,974	5,802
Indian Bank (A)	13,953	7,950

49

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
IndusInd Bank, Ltd.	8,509	$39,763
Jagran Prakashan, Ltd.	12,700	7,537
Jai Corp., Ltd.	10,722	7,126
JB Chemicals & Pharmaceuticals, Ltd.	3,820	25,431
Jindal Saw, Ltd.	29,627	17,967
Jindal Steel & Power, Ltd. (A)	52,794	56,809
JK Cement, Ltd.	3,406	42,131
JK Tyre & Industries, Ltd.	8,887	4,775
JM Financial, Ltd.	33,116	28,266
JMC Projects India, Ltd.	1,703	779
JSW Energy, Ltd.	51,942	29,397
JSW Steel, Ltd.	103,888	198,750
Jubilant Life Sciences, Ltd.	11,603	38,791
Just Dial, Ltd. (A)	2,041	7,877
Jyothy Labs, Ltd.	5,194	6,272
Kalpataru Power Transmission, Ltd.	9,196	22,101
Kaveri Seed Company, Ltd.	1,661	7,446
Kiri Industries, Ltd.	2,637	9,518
Kirloskar Brothers, Ltd.	6,377	7,264
KPIT Technologies, Ltd.	13,384	6,096
KPR Mill, Ltd.	4,562	20,631
KRBL, Ltd.	2,618	4,610
L&T Finance Holdings, Ltd.	60,193	40,539
Larsen & Toubro, Ltd.	42,727	456,455
Laurus Labs, Ltd. (C)	2,865	12,321
LIC Housing Finance, Ltd.	39,247	122,009
Linde India, Ltd.	5,094	32,710
Lupin, Ltd.	26,705	207,611
Magma Fincorp, Ltd.	19,104	4,269
Maharashtra Scooters, Ltd.	404	11,143
Maharashtra Seamless, Ltd.	4,212	10,861
Mahindra & Mahindra Financial Services, Ltd.	29,854	57,734
Mahindra & Mahindra, Ltd.	98,732	368,020
Mahindra CIE Automotive, Ltd. (A)	17,673	16,172
Mahindra Lifespace Developers, Ltd.	3,463	8,479
Manappuram Finance, Ltd.	41,072	51,358
Max India, Ltd. (A)	21,707	17,283
MOIL, Ltd.	14,559	19,592
Mphasis, Ltd.	13,286	115,397
MRF, Ltd.	99	76,544
Muthoot Finance, Ltd.	8,091	65,378
National Aluminium Company, Ltd.	86,920	33,342
NCC, Ltd.	25,675	6,426
NIIT, Ltd.	6,884	7,335
Nilkamal, Ltd.	1,287	16,942
NMDC, Ltd.	40,445	42,301
Oberoi Realty, Ltd.	6,103	27,247
Omaxe, Ltd.	5,567	11,166
PC Jeweller, Ltd. (A)	36,034	5,413
Persistent Systems, Ltd.	6,511	47,333
Phillips Carbon Black, Ltd.	7,735	6,475
Piramal Enterprises, Ltd.	10,610	132,286
PNB Housing Finance, Ltd. (C)	3,409	7,315
Polyplex Corp., Ltd.	2,563	10,211
Power Finance Corp., Ltd.	90,707	109,237
Prestige Estates Projects, Ltd.	26,933	59,973
Procter & Gamble Health, Ltd.	550	26,194
PTC India, Ltd.	31,315	16,233
Punjab National Bank (A)	97,317	41,460
Quess Corp., Ltd. (A)(C)	1,882	5,216
Rain Industries, Ltd.	22,684	16,945
Rajesh Exports, Ltd.	8,931	65,764
Rallis India, Ltd.	9,977	23,122
Ramco Industries, Ltd.	4,270	6,437
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Raymond, Ltd.	1,181	$3,504
RBL Bank, Ltd. (C)	21,550	38,795
REC, Ltd.	89,160	104,899
Redington India, Ltd.	68,628	60,649
Reliance Industries, Ltd., GDR (C)	186,433	5,709,976
Repco Home Finance, Ltd.	5,371	8,384
Sharda Cropchem, Ltd.	2,311	3,281
Shriram City Union Finance, Ltd.	2,480	25,109
Shriram Transport Finance Company, Ltd.	18,874	162,574
Sobha, Ltd.	5,289	8,995
Somany Home Innovation, Ltd. (A)	8,910	8,029
State Bank of India (A)	124,809	322,807
Steel Authority of India, Ltd.	106,244	32,165
Sterlite Technologies, Ltd.	6,963	5,842
Strides Pharma Science, Ltd.	2,675	11,361
Sun Pharmaceutical Industries, Ltd.	70,742	327,628
Sun TV Network, Ltd.	1,700	6,401
Sunteck Realty, Ltd.	9,376	25,537
TAKE Solutions, Ltd.	7,707	4,054
Tata Chemicals, Ltd.	6,889	20,232
Tata Consumer Products, Ltd.	31,789	123,450
Tata Motors, Ltd. (A)	234,225	216,554
Tata Steel, Ltd.	45,303	160,777
Tech Mahindra, Ltd.	8,219	60,844
Techno Electric & Engineering Company, Ltd. (A)	7,028	22,038
The Anup Engineering, Ltd.	1,153	4,901
The Great Eastern Shipping Company, Ltd.	12,279	33,423
The India Cements, Ltd.	20,619	28,476
The Jammu & Kashmir Bank, Ltd. (A)	55,678	9,202
The Karnataka Bank, Ltd.	7,142	4,025
The Karur Vysya Bank, Ltd.	24,026	6,366
The KCP, Ltd.	9,336	5,208
The South Indian Bank, Ltd.	134,442	10,193
Tourism Finance Corp. of India, Ltd.	1,588	728
Transport Corp. of India, Ltd.	3,182	8,037
Trident, Ltd.	171,050	9,787
Tube Investments of India, Ltd.	3,266	11,837
TV18 Broadcast, Ltd. (A)	95,709	19,867
Uflex, Ltd.	7,789	13,985
Unichem Laboratories, Ltd.	6,860	14,086
UPL, Ltd.	19,363	84,273
VA Tech Wabag, Ltd. (A)	4,274	4,635
Vardhman Textiles, Ltd.	3,223	26,016
Vedanta, Ltd., ADR	72,140	256,818
Vodafone Idea, Ltd. (A)	803,348	32,760
Welspun Corp., Ltd.	14,025	11,564
Welspun Enterprises, Ltd.	9,451	4,973
Welspun India, Ltd.	12,315	3,503
Wipro, Ltd.	183,166	475,042
Wockhardt, Ltd. (A)	4,216	9,589
Yes Bank, Ltd.	196,614	57,957
Zee Entertainment Enterprises, Ltd.	73,055	118,698
		18,552,733
Indonesia - 1.6%
Adaro Energy Tbk PT	1,772,000	105,881
Adhi Karya Persero Tbk PT	235,600	7,673
AKR Corporindo Tbk PT	49,400	5,958
Alam Sutera Realty Tbk PT (A)	2,635,100	16,743
Aneka Tambang Tbk PT	938,306	25,742
Asahimas Flat Glass Tbk PT	62,500	9,519
Astra Agro Lestari Tbk PT	74,455	24,427
Astra International Tbk PT	669,200	159,102

50

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Indonesia (continued)
Astrindo Nusantara Infrastructure Tbk PT (A)	8,664,700	$26,563
Bakrie Telecom Tbk PT (A)(D)	17,557,300	26,912
Bank Danamon Indonesia Tbk PT	132,094	16,853
Bank Mandiri Persero Tbk PT	1,884,440	535,769
Bank Negara Indonesia Persero Tbk PT	831,281	193,877
Bank Pan Indonesia Tbk PT (A)	695,197	29,243
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	284,100	12,710
Bank Pembangunan Daerah Jawa Timur Tbk PT	625,600	16,827
Bank Tabungan Negara Persero Tbk PT	376,361	19,247
Barito Pacific Tbk PT (A)	1,502,000	65,822
Bekasi Fajar Industrial Estate Tbk PT	817,800	5,076
BISI International Tbk PT	290,800	11,029
Blue Bird Tbk PT	5,500	325
Bukit Asam Tbk PT	380,100	50,240
Bumi Serpong Damai Tbk PT (A)	499,400	20,328
Ciputra Development Tbk PT	1,696,244	45,739
Delta Dunia Makmur Tbk PT (A)	610,700	3,797
Elnusa Tbk PT	742,600	6,848
Erajaya Swasembada Tbk PT	222,700	12,606
Garuda Indonesia Persero Tbk PT (A)	578,500	6,406
Global Mediacom Tbk PT (A)	1,591,800	18,789
Indah Kiat Pulp & Paper Corp. Tbk PT	298,900	72,985
Indika Energy Tbk PT	225,300	9,491
Indo Tambangraya Megah Tbk PT	34,600	16,969
Indofood Sukses Makmur Tbk PT	483,100	186,893
Intiland Development Tbk PT	1,316,300	20,203
Japfa Comfeed Indonesia Tbk PT	499,770	28,858
Jaya Real Property Tbk PT	215,500	5,112
Kawasan Industri Jababeka Tbk PT (A)	3,708,599	27,764
Krakatau Steel Persero Tbk PT (A)	540,000	4,919
Lippo Karawaci Tbk PT (A)	5,991,748	48,977
Malindo Feedmill Tbk PT	128,500	3,180
Medco Energi Internasional Tbk PT (A)	853,233	19,990
Media Nusantara Citra Tbk PT	718,600	39,703
Pabrik Kertas Tjiwi Kimia Tbk PT	70,100	17,051
Paninvest Tbk PT (A)	116,800	4,513
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	318,000	16,228
PP Persero Tbk PT	292,600	9,838
Salim Ivomas Pratama Tbk PT (A)	670,100	8,632
Sampoerna Agro Tbk PT (A)	260,500	39,878
Sentul City Tbk PT (A)	3,615,400	11,067
Siloam International Hospitals Tbk PT (A)	36,900	13,535
Sri Rejeki Isman Tbk PT	1,260,900	11,119
Suryainti Permata Tbk PT (A)(D)	1,446,000	0
Tiga Pilar Sejahtera Food Tbk PT (A)(D)	1,428,300	9,931
Timah Tbk PT	721,660	18,819
Trias Sentosa Tbk PT	1,032,800	22,579
Truba Alam Manunggal Engineering PT (A)(D)	11,991,500	0
Tunas Baru Lampung Tbk PT	484,800	14,351
United Tractors Tbk PT	202,200	208,225
Vale Indonesia Tbk PT (A)	224,100	29,509
Visi Media Asia Tbk PT (A)	2,030,800	6,224
Waskita Beton Precast Tbk PT	1,406,800	11,282
Waskita Karya Persero Tbk PT	533,700	15,772
Wijaya Karya Persero Tbk PT	349,400	17,699
XL Axiata Tbk PT (A)	403,300	49,156
		2,500,503
Malaysia - 2.3%
Aeon Company M BHD	28,600	7,422
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
AFFIN Bank BHD (A)	121,074	$40,406
AirAsia Group BHD	217,600	39,702
Alliance Bank Malaysia BHD	129,100	56,547
AMMB Holdings BHD	204,262	141,662
Batu Kawan BHD	3,100	8,766
Berjaya Assets BHD (A)	77,400	5,285
Berjaya Corp. BHD (A)	422,593	21,782
Berjaya Land BHD (A)	244,400	9,035
BIMB Holdings BHD	25,400	19,018
Boustead Holdings BHD (A)	116,088	11,239
Cahya Mata Sarawak BHD	52,100	14,495
CIMB Group Holdings BHD	594,423	494,646
Cypark Resources BHD	54,200	9,472
DRB-Hicom BHD	93,400	28,467
Eastern & Oriental BHD	96,737	8,107
Eco World Development Group BHD (A)	84,300	7,955
Ekovest BHD (B)	146,600	12,955
FGV Holdings BHD (A)	198,000	39,173
Gamuda BHD	99,430	65,078
Genting BHD	204,300	176,707
Genting Malaysia BHD	247,000	114,562
Glomac BHD	106,040	7,414
HAP Seng Consolidated BHD	22,720	40,187
Hengyuan Refining Company BHD (A)	28,800	16,374
HeveaBoard BHD	105,300	7,537
Hiap Teck Venture BHD	285,900	7,184
Hong Leong Financial Group BHD	38,499	120,906
IJM Corp. BHD	264,060	96,581
Insas BHD	88,369	9,976
JAKS Resources BHD (A)	68,100	11,964
Jaya Tiasa Holdings BHD (A)	58,826	4,961
Keck Seng Malaysia BHD	11,300	9,298
KSL Holdings BHD (A)	63,900	6,589
Kumpulan Fima BHD	2,300	629
Land & General BHD	437,820	7,556
Lotte Chemical Titan Holding BHD (C)	29,800	8,005
Magnum BHD	131,400	57,710
Mah Sing Group BHD	268,700	23,461
Malayan Banking BHD	331,537	572,001
Malaysia Airports Holdings BHD	20,600	20,580
Malaysia Building Society BHD	174,766	22,539
Malaysian Resources Corp. BHD	202,400	18,304
Matrix Concepts Holdings BHD	17,400	6,320
MBM Resources BHD	11,400	7,245
Mega First Corp. BHD	2,500	2,559
MISC BHD	106,200	182,201
MKH BHD	49,230	10,511
MMC Corp. BHD	68,600	9,549
MNRB Holdings BHD	36,891	4,771
Muhibbah Engineering (M) BHD	69,300	11,983
Oriental Holdings BHD	44,420	51,479
OSK Holdings BHD	212,897	35,049
Petron Malaysia Refining & Marketing BHD	19,300	13,740
Pos Malaysia BHD	30,900	5,060
PPB Group BHD	30,500	115,644
RHB Bank BHD	140,789	153,193
Sapura Energy BHD (B)	1,155,500	21,150
Shangri-La Hotels Malaysia BHD	40,400	41,435
Sime Darby BHD	307,400	121,028
Sime Darby Property BHD	271,300	34,367
SP Setia BHD Group	173,900	29,571
Sunway BHD	140,407	50,233
Ta Ann Holdings BHD	50,348	23,866
TA Global BHD	126,500	6,572

51

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
Tan Chong Motor Holdings BHD	6,300	$1,521
TIME dotCom BHD	7,900	16,818
Tropicana Corp. BHD (A)	154,431	28,855
UEM Edgenta BHD	32,900	17,403
UEM Sunrise BHD (A)	372,300	33,824
United Malacca BHD	11,900	11,010
UOA Development BHD	97,700	35,887
Velesto Energy BHD (A)	428,800	11,245
Vivocom International Holdings BHD (A)	1,011,666	3,513
Wah Seong Corp. BHD	1,709	211
WCT Holdings BHD (A)	190,652	16,359
YNH Property BHD (A)	34,619	21,593
YTL Corp. BHD	640,114	106,889
		3,644,891
Mexico - 2.4%
Alfa SAB de CV, Class A	431,015	115,192
Alpek SAB de CV	49,200	17,691
Arca Continental SAB de CV	31,287	126,282
Banco del Bajio SA (C)	80,257	69,287
Cemex SAB de CV	1,109,474	232,441
Consorcio ARA SAB de CV	25,993	3,923
Corp. Actinver SAB de CV	16,024	6,214
Credito Real SAB de CV	47,738	33,626
El Puerto de Liverpool SAB de CV, Series C1 (B)	13,794	29,719
Gentera SAB de CV	115,192	44,528
Grupo Aeromexico SAB de CV (A)	36,410	14,550
Grupo Carso SAB de CV, Series A1	39,869	78,301
Grupo Cementos de Chihuahua SAB de CV	14,906	43,984
Grupo Comercial Chedraui SA de CV	42,589	45,026
Grupo Elektra SAB de CV	2,552	147,381
Grupo Famsa SAB de CV, Class A (A)	38,394	3,205
Grupo Financiero Banorte SAB de CV, Series O	183,982	504,113
Grupo Financiero Inbursa SAB de CV, Series O	182,650	130,891
Grupo Industrial Saltillo SAB de CV	49,634	43,938
Grupo KUO SAB de CV, Series B	51,692	113,309
Grupo Mexico SAB de CV, Series B	474,618	880,112
Grupo Pochteca SAB de CV (A)	9,600	2,630
Grupo Sanborns SAB de CV	135,592	123,746
Grupo Sports World SAB de CV (A)	9,300	6,245
Grupo Televisa SAB	202,588	235,787
Industrias Bachoco SAB de CV, Series B	14,121	39,882
Industrias CH SAB de CV, Series B	28,160	104,342
Industrias Penoles SAB de CV	12,262	82,403
Minera Frisco SAB de CV, Series A1 (A)	70,737	4,860
Minera Frisco SAB de CV, Series A2 (A)	41,686	4,569
Nemak SAB de CV (C)	122,637	20,472
Orbia Advance Corp. SAB de CV (B)	82,670	91,164
Organizacion Cultiba SAB de CV	67,503	36,992
Organizacion Soriana SAB de CV, Series B	403,359	304,018
Promotora y Operadora de Infraestructura SAB de CV (A)	1,200	8,052
Promotora y Operadora de Infraestructura SAB de CV, L Shares (A)	3,141	16,551
Unifin Financiera SAB de CV	21,575	17,153
Vitro SAB de CV, Series A (A)	6,357	7,369
		3,789,948
Philippines - 1.2%
Alliance Global Group, Inc. (A)	382,700	52,382
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Philippines (continued)
Altus San Nicolas Corp. (A)(D)	11,509	$1,169
Ayala Corp.	11,620	106,246
Bank of the Philippine Islands	74,260	90,341
BDO Unibank, Inc.	154,227	311,768
Cebu Air, Inc.	27,720	24,651
China Banking Corp.	75,528	29,863
Cosco Capital, Inc.	388,900	36,271
DMCI Holdings, Inc.	144,200	10,670
East West Banking Corp. (A)	74,300	11,235
EEI Corp.	43,000	4,313
Filinvest Development Corp.	119,475	19,631
Filinvest Land, Inc.	937,500	16,718
First Philippine Holdings Corp.	37,430	35,333
Global Ferronickel Holdings, Inc. (A)	283,424	3,173
GT Capital Holdings, Inc.	4,619	36,856
JG Summit Holdings, Inc.	271,920	279,025
LT Group, Inc.	159,800	26,039
Megaworld Corp.	839,700	41,148
Metropolitan Bank & Trust Company	130,973	102,704
Nickel Asia Corp.	533,320	16,309
Petron Corp.	505,400	25,085
Philex Mining Corp.	161,300	6,456
Philippine National Bank (A)	65,310	25,639
Philtown Properties, Inc. (A)(D)	3,844	116
Phoenix Petroleum Philippines, Inc.	22,200	4,458
Premium Leisure Corp.	815,000	4,875
Puregold Price Club, Inc.	14,700	10,504
RFM Corp.	133,500	11,229
Rizal Commercial Banking Corp.	62,703	21,097
Robinsons Land Corp.	474,668	138,097
Robinsons Retail Holdings, Inc.	8,570	9,609
San Miguel Corp.	75,250	135,140
Security Bank Corp.	15,410	32,346
Top Frontier Investment Holdings, Inc. (A)	58,734	151,519
Union Bank of the Philippines	43,950	45,954
Vista Land & Lifescapes, Inc.	763,000	61,089
		1,939,058
Poland - 0.7%
Alior Bank SA (A)	8,706	26,911
Amica SA	769	15,629
Bank Millennium SA (A)	57,979	44,727
Boryszew SA (A)	12,781	11,574
Ciech SA (A)	2,826	18,241
Develia SA	62,185	28,394
Enea SA (A)	24,198	27,481
Grupa Azoty SA (A)	4,728	23,452
Grupa Kety SA	25	1,907
Grupa Lotos SA	4,036	50,371
Jastrzebska Spolka Weglowa SA	2,583	7,601
KGHM Polska Miedz SA (A)	15,387	219,920
Lubelski Wegiel Bogdanka SA	2,164	9,310
mBank SA (A)	914	48,849
PGE Polska Grupa Energetyczna SA (A)	63,994	58,661
PKP Cargo SA	5,709	14,095
Polski Koncern Naftowy ORLEN SA	30,903	413,539
Powszechna Kasa Oszczednosci Bank Polski SA	12,049	65,402
Stalexport Autostrady SA	15,820	9,390
Tauron Polska Energia SA (A)(B)	106,161	28,473
		1,123,927
Russia - 1.8%
Gazprom PJSC, ADR	236,505	1,072,488
LUKOIL PJSC, ADR	25,265	1,488,910
Rosneft Oil Company PJSC, GDR	40,504	163,035

52

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Russia (continued)
RusHydro PJSC, ADR	74,896	$53,486
VTB Bank PJSC, GDR	86,297	69,409
		2,847,328
South Africa - 4.2%
Absa Group, Ltd.	60,771	252,823
AECI, Ltd.	20,749	85,922
African Oxygen, Ltd.	7,992	7,717
African Rainbow Minerals, Ltd.	16,497	91,402
Alexander Forbes Group Holdings, Ltd.	120,790	29,276
Allied Electronics Corp., Ltd., A Shares	11,825	12,304
Alviva Holdings, Ltd.	22,754	6,673
AngloGold Ashanti, Ltd.	47,828	810,301
ArcelorMittal South Africa, Ltd. (A)	65,616	2,551
Aspen Pharmacare Holdings, Ltd. (A)	28,458	148,852
Assore, Ltd.	5,182	86,003
Astral Foods, Ltd.	4,628	49,464
Balwin Properties, Ltd.	6,271	928
Barloworld, Ltd.	29,177	106,005
Blue Label Telecoms, Ltd. (A)	44,582	4,337
Caxton & CTP Publishers & Printers, Ltd.	19,879	6,635
DataTec, Ltd.	17,642	27,650
Discovery, Ltd.	31,320	136,568
Distell Group Holdings, Ltd.	3,034	13,187
EOH Holdings, Ltd. (A)	24,231	4,276
Exxaro Resources, Ltd.	24,309	133,253
FirstRand, Ltd.	51,748	116,129
Gold Fields, Ltd., ADR	171,175	813,081
Grindrod, Ltd.	84,437	14,431
Harmony Gold Mining Company, Ltd. (A)	10,790	23,255
Hudaco Industries, Ltd.	5,065	19,797
Imperial Logistics, Ltd.	28,993	42,355
Investec, Ltd.	25,084	47,509
Invicta Holdings, Ltd. (A)	2,127	849
KAP Industrial Holdings, Ltd.	382,818	32,255
Lewis Group, Ltd.	14,408	14,320
Liberty Holdings, Ltd.	18,643	68,687
Life Healthcare Group Holdings, Ltd.	120,405	124,367
Long4Life, Ltd. (A)	31,563	5,079
Massmart Holdings, Ltd.	9,208	14,006
Metair Investments, Ltd.	28,785	22,231
Momentum Metropolitan Holdings (B)	162,536	141,878
Motus Holdings, Ltd.	14,065	21,477
Mpact, Ltd.	23,460	10,392
MTN Group, Ltd. (B)	206,982	554,992
Murray & Roberts Holdings, Ltd.	233,005	73,393
Nampak, Ltd. (A)	106,426	5,789
Nedbank Group, Ltd.	43,983	204,385
Ninety One, Ltd. (A)	12,542	24,088
Novus Holdings, Ltd.	30,686	3,285
Oceana Group, Ltd.	2,614	8,072
Old Mutual, Ltd. (B)	238,727	158,374
Omnia Holdings, Ltd. (A)	32,706	42,095
Pepkor Holdings, Ltd. (C)	42,396	25,677
Peregrine Holdings, Ltd.	27,974	23,814
PPC, Ltd. (A)	168,790	16,006
Raubex Group, Ltd.	31,032	30,139
RCL Foods, Ltd.	35,643	20,249
Reunert, Ltd.	22,587	55,124
Sanlam, Ltd.	25,489	72,583
Sappi, Ltd. (A)	61,862	73,108
Sasol, Ltd.	59,943	124,170
Sibanye Stillwater, Ltd. (A)	294,517	371,656
Standard Bank Group, Ltd.	144,669	827,958
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
Steinhoff International Holdings NV (A)(B)	999,171	$61,259
Super Group, Ltd. (A)	49,845	34,624
Telkom SA SOC, Ltd.	37,622	42,823
The Bidvest Group, Ltd.	7,132	58,145
The Foschini Group, Ltd.	21,973	82,054
Tiger Brands, Ltd.	12,335	127,769
Tongaat Hulett, Ltd. (A)	15,397	1,898
Trencor, Ltd. (A)	40,666	19,267
Truworths International, Ltd.	18,165	25,459
Tsogo Sun Gaming, Ltd.	58,771	10,275
Wilson Bayly Holmes-Ovcon, Ltd.	9,168	41,314
		6,768,069
South Korea - 14.7%
Aekyung Petrochemical Company, Ltd.	2,084	9,747
AJ Networks Company, Ltd.	2,832	6,845
AK Holdings, Inc.	743	10,813
Asia Cement Company, Ltd.	32	1,233
ASIA Holdings Company, Ltd.	241	14,798
Autech Corp.	2,390	22,485
BNK Financial Group, Inc.	33,829	122,766
Bookook Securities Company, Ltd.	501	6,611
Busan City Gas Company, Ltd.	58	1,449
Chongkundang Holdings Corp.	334	28,642
Chosun Refractories Company, Ltd.	338	19,634
CJ CheilJedang Corp.	1,034	182,636
CJ Corp.	2,236	117,742
CJ Freshway Corp.	575	7,271
CJ Logistics Corp. (A)	1,124	124,660
CKD Bio Corp.	797	18,698
Cosmax BTI, Inc.	798	6,983
D.I. Corp.	4,680	9,102
Dae Dong Industrial Company, Ltd.	3,364	11,138
Dae Han Flour Mills Company, Ltd.	232	21,355
Dae Won Kang Up Company, Ltd.	4,385	10,013
Daelim Industrial Company, Ltd.	3,627	217,479
Daesang Corp.	2,028	28,037
Daesang Holdings Company, Ltd.	2,310	9,855
Daewoo Engineering & Construction Company, Ltd. (A)	24,993	59,510
Daewoong Company, Ltd.	2,495	22,731
Dahaam E-Tec Company, Ltd. (A)	2,630	60,492
Daihan Pharmaceutical Company, Ltd.	563	13,215
Daishin Securities Company, Ltd.	3,901	27,173
Daou Data Corp.	3,288	16,563
Daou Technology, Inc.	3,359	40,467
DB Financial Investment Company, Ltd.	7,633	18,707
DB Insurance Company, Ltd.	6,909	195,769
DB, Inc. (A)	19,825	9,124
Deutsch Motors, Inc. (A)	3,827	18,258
DGB Financial Group, Inc.	22,082	82,738
DHP Korea Company, Ltd.	2,213	11,639
DI Dong Il Corp.	211	9,086
Dongkuk Industries Company, Ltd.	8,476	14,106
Dongkuk Steel Mill Company, Ltd. (A)	6,404	19,187
Dongsuh Companies, Inc.	1,818	23,565
Dongwha Enterprise Company, Ltd.	1,327	14,053
Dongwon Development Company, Ltd.	9,567	25,590
Dongwon F&B Company, Ltd.	122	16,647
Dongwon Industries Company, Ltd.	176	24,850
Doosan Bobcat, Inc.	4,079	59,806
Doosan Company, Ltd.	554	15,014
Doosan Fuel Cell Company, Ltd. (A)	1,854	7,812
Doosan Heavy Industries & Construction Company, Ltd. (A)	20,559	56,948

53

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Doosan Infracore Company, Ltd. (A)	22,297	$56,882
Doosan Solus Company, Ltd. (A)	1,022	15,296
DoubleUGames Company, Ltd.	873	30,945
DTR Automotive Corp.	1,179	24,385
e Tec E&C, Ltd.	188	12,884
Easy Bio, Inc.	4,032	11,770
E-MART, Inc.	2,274	197,271
EM-Tech Company, Ltd. (A)	1,579	8,279
Eugene Corp.	6,888	18,873
Eugene Investment & Securities Company, Ltd.	11,471	16,712
Eusu Holdings Company, Ltd. (A)	1,407	6,236
Farmsco	2,687	6,973
Green Cross Corp.	331	37,077
GS Engineering & Construction Corp.	8,550	142,058
GS Global Corp. (A)	7,813	7,946
GS Holdings Corp.	7,652	230,683
GS Home Shopping, Inc.	370	32,034
GS Retail Company, Ltd.	2,350	59,585
Gwangju Shinsegae Company, Ltd.	152	16,542
Halla Holdings Corp.	1,446	31,946
Hana Financial Group, Inc.	35,399	665,983
Hana Micron, Inc.	4,519	14,839
Handsome Company, Ltd.	1,545	24,548
Hanil Cement Company, Ltd.	609	30,604
Hanil Holdings Company, Ltd.	595	16,620
Hanjin Transportation Company, Ltd.	878	21,895
Hankook Tire & Technology Company, Ltd.	9,820	155,074
Hansae Company, Ltd.	2,265	16,663
Hanshin Construction Company, Ltd.	1,844	16,408
Hansol Holdings Company, Ltd. (A)	5,241	11,543
Hansol Paper Company, Ltd.	2,920	24,953
Hansol Technics Company, Ltd. (A)	3,325	13,646
Hanwha Aerospace Company, Ltd. (A)	2,248	37,601
Hanwha Corp.	5,442	67,460
Hanwha General Insurance Company, Ltd. (A)	5,427	7,517
Hanwha Investment & Securities Company, Ltd. (A)	15,071	17,118
Hanwha Life Insurance Company, Ltd.	43,282	48,827
Hanwha Solutions Corp.	11,907	129,496
Harim Holdings Company, Ltd.	5,472	22,812
HDC Holdings Company, Ltd.	6,598	39,754
Heungkuk Fire & Marine Insurance Company, Ltd. (A)	6,321	11,682
Hitejinro Holdings Company, Ltd.	995	8,147
Huchems Fine Chemical Corp.	1,199	14,470
Huvis Corp.	3,715	12,888
Huvitz Company, Ltd.	1,341	7,419
Hyosung Advanced Materials Corp. (A)	154	7,622
Hyosung Corp.	1,204	60,004
Hyosung Heavy Industries Corp. (A)	1,359	14,264
Hyundai Construction Equipment Company, Ltd. (A)	2,494	30,180
Hyundai Corp.	1,339	11,647
Hyundai Corp. Holdings, Inc.	1,811	11,385
Hyundai Department Store Company, Ltd.	1,847	88,815
Hyundai Electric & Energy System Company, Ltd. (A)	3,875	20,499
Hyundai Engineering & Construction Company, Ltd.	7,065	157,559
Hyundai Glovis Company, Ltd.	2,273	168,207
Hyundai Greenfood Company, Ltd.	5,234	28,161
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Hyundai Heavy Industries Holdings Company, Ltd.	1,124	$181,018
Hyundai Home Shopping Network Corp.	652	30,933
Hyundai Hy Communications & Network Company, Ltd.	8,894	24,532
Hyundai Livart Furniture Company, Ltd.	1,327	7,676
Hyundai Marine & Fire Insurance Company, Ltd.	8,489	156,966
Hyundai Mipo Dockyard Company, Ltd.	3,528	77,731
Hyundai Mobis Company, Ltd.	6,116	846,013
Hyundai Motor Company	16,193	1,166,568
Hyundai Motor Securities Company, Ltd.	3,480	19,814
Hyundai Steel Company	10,755	157,242
Hyundai Wia Corp.	2,177	47,293
Industrial Bank of Korea	37,892	231,525
Interpark Holdings Corp.	5,387	5,723
INTOPS Company, Ltd.	1,374	11,090
Inzi Controls Company, Ltd.	1,539	4,056
Iones Company, Ltd. (A)	2,017	7,371
IS Dongseo Company, Ltd.	1,589	29,095
Jahwa Electronics Company, Ltd. (A)	2,057	9,830
JB Financial Group Company, Ltd.	25,449	93,105
Jeil Savings Bank (A)(D)	1,820	0
KAON Media Company, Ltd.	3,151	12,415
KB Financial Group, Inc.	5,839	164,216
KB Financial Group, Inc., ADR (B)	41,520	1,128,929
KC Company, Ltd.	1,496	15,402
KCC Corp.	347	36,524
KCC Glass Corp. (A)	326	4,914
Kia Motors Corp.	32,179	677,333
KISCO Corp.	4,131	10,916
KISCO Holdings Company, Ltd.	1,536	12,236
KISWIRE, Ltd.	1,351	15,166
KIWOOM Securities Company, Ltd.	1,432	81,493
Kolmar Korea Holdings Company, Ltd.	1,323	19,228
Kolon Corp.	898	8,973
Kolon Industries, Inc.	2,219	54,113
Korea Asset In Trust Company, Ltd.	9,061	14,517
Korea Autoglass Corp.	1,289	13,116
Korea Electric Terminal Company, Ltd.	561	11,135
Korea Information & Communications Company, Ltd. (A)	2,302	13,679
Korea Investment Holdings Company, Ltd.	5,594	225,532
Korea Line Corp. (A)	2,569	27,773
Korea Petrochemical Industrial Company, Ltd.	441	31,371
Korea Real Estate Investment & Trust Company, Ltd.	14,635	19,643
Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	3,532	224,447
Korea Zinc Company, Ltd.	845	245,910
Korean Air Lines Company, Ltd. (A)	6,344	96,008
Korean Reinsurance Company	9,470	56,503
Kortek Corp.	1,806	12,344
KPX Chemical Company, Ltd.	660	23,189
KSS LINE, Ltd.	3,562	19,349
KT Skylife Company, Ltd.	1,768	8,777
KT&G Corp.	11,680	715,135
KTB Investment & Securities Company, Ltd.	8,806	14,560
Kukdo Chemical Company, Ltd.	308	9,755
Kumho Petrochemical Company, Ltd.	2,132	112,551
Kumho Tire Company, Inc. (A)	7,054	17,683

54

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Kyeryong Construction Industrial Company, Ltd.	1,547	$16,591
Kyongbo Pharmaceutical Company, Ltd.	2,419	13,171
LF Corp.	2,312	20,288
LG Corp.	8,426	408,156
LG Display Company, Ltd., ADR	85,968	381,698
LG Electronics, Inc.	16,836	661,957
LG Hausys, Ltd.	659	18,943
LG HelloVision Company, Ltd.	3,836	9,587
LG International Corp.	2,902	21,656
LG Uplus Corp.	18,651	163,855
Lotte Chemical Corp.	1,969	309,109
Lotte Chilsung Beverage Company, Ltd.	305	21,244
Lotte Corp.	2,012	39,411
Lotte Fine Chemical Company, Ltd.	1,849	46,730
Lotte Food Company, Ltd.	34	8,379
Lotte Himart Company, Ltd.	1,006	12,841
Lotte Non-Life Insurance Company, Ltd. (A)	5,459	5,844
Lotte Shopping Company, Ltd.	1,153	70,507
LS Corp.	1,793	42,133
LS Industrial Systems Company, Ltd.	2,098	58,816
Mando Corp.	4,424	74,434
Meritz Financial Group, Inc.	4,707	39,679
Meritz Fire & Marine Insurance Company, Ltd.	7,460	74,173
Meritz Securities Company, Ltd.	47,395	109,377
Mirae Asset Daewoo Company, Ltd.	33,985	145,424
Mirae Asset Life Insurance Company, Ltd.	15,142	38,437
MK Electron Company, Ltd.	4,085	19,019
Muhak Company, Ltd. (A)	2,080	8,221
Namyang Dairy Products Company, Ltd.	58	14,068
Nexen Corp.	3,733	11,114
Nexen Tire Corp.	6,465	24,776
NH Investment & Securities Company, Ltd.	17,050	124,777
NHN Corp. (A)	941	52,397
Nong Shim Holdings Company, Ltd.	402	23,083
NongShim Company, Ltd.	255	60,268
NS Shopping Company, Ltd.	1,078	5,396
OCI Company, Ltd. (A)	1,606	45,443
Orion Holdings Corp.	2,756	27,182
Paik Kwang Industrial Company, Ltd.	8,300	15,438
Pan Ocean Company, Ltd. (A)	26,446	63,643
Paradise Company, Ltd.	2,760	28,972
Poonglim Industrial Company, Ltd. (A)(D)	189	13
Poongsan Corp.	2,423	34,782
Poongsan Holdings Corp.	753	15,223
POSCO	11,241	1,479,179
Posco International Corp.	5,969	55,276
Protec Company, Ltd.	1,723	18,647
Pulmuone Company, Ltd.	2,270	17,055
Rayence Company, Ltd.	1,351	10,115
S&T Dynamics Company, Ltd.	2,942	13,247
S&T Holdings Company, Ltd.	1,460	15,502
S&T Motiv Company, Ltd.	1,396	31,495
Sajo Industries Company, Ltd.	611	11,767
Sam Young Electronics Company, Ltd.	938	5,357
Sambo Motors Company, Ltd. (A)	2,520	6,733
Samho Development Company, Ltd.	4,213	13,248
Sammok S-Form Company, Ltd.	1,315	6,096
SAMPYO Cement Company, Ltd.	4,134	8,441
Samsung C&T Corp.	4,883	356,296
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Samsung Card Company, Ltd.	3,308	$81,517
Samsung Electronics Company, Ltd.	14,927	580,384
Samsung Electronics Company, Ltd.	130	128,588
Samsung Fire & Marine Insurance Company, Ltd.	3,605	455,933
Samsung Heavy Industries Company, Ltd. (A)	37,701	119,678
Samsung Life Insurance Company, Ltd.	8,124	284,322
Samsung Securities Company, Ltd.	6,247	149,664
SAMT Company, Ltd.	11,604	17,067
Samyang Corp.	258	6,380
Samyang Holdings Corp.	535	18,025
Sangsangin Company, Ltd.	7,001	34,656
Sebang Company, Ltd.	1,153	7,262
Sebang Global Battery Company, Ltd.	921	19,690
Sejong Industrial Company, Ltd.	1,547	3,715
Shindaeyang Paper Company, Ltd.	267	11,311
Shinhan Financial Group Company, Ltd.	2,494	58,345
Shinhan Financial Group Company, Ltd., ADR	66,083	1,540,395
Shinsegae Engineering & Construction Company, Ltd.	621	9,110
Shinsegae Food Company, Ltd.	268	10,328
Shinsegae Information & Communication Company, Ltd.	294	23,084
Shinsegae, Inc.	994	176,263
Shinwha Intertek Corp.	4,441	7,555
Shinyoung Securities Company, Ltd. (A)	970	36,532
Silla Company, Ltd.	1,581	11,253
Sindoh Company, Ltd.	1,086	19,842
SK Chemicals Company, Ltd.	1,133	78,207
SK Discovery Company, Ltd.	1,496	25,832
SK Gas, Ltd.	603	30,957
SK Holdings Company, Ltd.	2,806	383,819
SK Innovation Company, Ltd.	6,098	431,469
SK Networks Company, Ltd.	21,423	79,424
SK Securities Company, Ltd.	27,076	11,276
SKC Company, Ltd.	2,860	86,676
SL Corp.	1,618	17,449
S-Oil Corp.	3,860	179,320
Spigen Korea Company, Ltd.	448	12,109
Ssangyong Cement Industrial Company, Ltd.	12,378	45,763
Ssangyong Motor Company (A)	4,060	4,716
Sungshin Cement Company, Ltd.	3,637	16,453
Sungwoo Hitech Company, Ltd.	2,984	6,105
Sunjin Company, Ltd.	2,276	11,584
Taekwang Industrial Company, Ltd.	65	33,435
Taeyoung Engineering & Construction Company, Ltd.	4,388	40,818
Telechips, Inc.	2,964	15,979
Tongyang Life Insurance Company, Ltd.	7,644	14,612
Tovis Company, Ltd.	1,305	7,310
TS Corp.	1,273	16,374
Unid Company, Ltd.	746	20,780
WiSoL Company, Ltd.	2,088	15,245
Wonik Holdings Company, Ltd. (A)	5,948	16,226
Woori Financial Group, Inc.	63,343	394,092
YeaRimDang Publishing Company, Ltd. (A)	4,078	7,079
Young Poong Corp.	51	20,048
Youngone Corp.	3,192	58,433
Youngone Holdings Company, Ltd.	920	25,067
Yuanta Securities Korea Company, Ltd. (A)	11,703	18,802

55

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Zeus Company, Ltd.	1,798	$11,702
		23,518,914
Taiwan - 17.7%
Acer, Inc.	256,452	132,180
ACES Electronic Company, Ltd.	18,000	11,115
Advanced International Multitech Company, Ltd.	13,000	12,700
Advancetek Enterprise Company, Ltd.	35,186	17,020
AGV Products Corp. (A)	87,716	19,853
Allis Electric Company, Ltd.	36,050	19,631
Alpha Networks, Inc.	35,000	19,122
AmTRAN Technology Company, Ltd. (A)	53,000	11,393
Apacer Technology, Inc.	11,000	12,971
APCB, Inc.	37,000	23,171
Apex International Company, Ltd.	7,000	10,843
Ardentec Corp.	45,000	30,595
ASE Technology Holding Company, Ltd.	91,000	176,269
Asia Cement Corp.	265,805	345,108
Asia Polymer Corp.	47,253	21,735
Asia Tech Image, Inc.	12,000	17,357
Asia Vital Components Company, Ltd.	48,328	47,875
Asustek Computer, Inc.	74,000	501,048
Audix Corp.	21,000	25,702
AVY Precision Technology, Inc. (A)	24,498	15,666
BES Engineering Corp.	227,700	43,865
Capital Securities Corp.	327,403	101,378
Career Technology MFG. Company, Ltd.	60,000	46,005
Casetek Holdings, Ltd.	22,000	25,946
Catcher Technology Company, Ltd.	96,000	614,098
Cathay Financial Holding Company, Ltd.	952,423	1,108,472
Cathay Real Estate Development Company, Ltd.	46,400	26,356
Central Reinsurance Company, Ltd.	31,500	17,714
Champion Building Materials Company, Ltd. (A)	65,132	8,620
Chang Hwa Commercial Bank, Ltd. (B)	463,394	292,552
Channel Well Technology Company, Ltd.	16,000	9,721
CHC Healthcare Group	21,000	22,637
Chen Full International Company, Ltd.	15,000	14,933
Cheng Loong Corp.	68,320	46,279
Cheng Uei Precision Industry Company, Ltd.	56,629	54,138
Chien Kuo Construction Company, Ltd.	57,600	16,038
Chilisin Electronics Corp.	24,000	63,509
China Airlines, Ltd.	264,910	57,706
China Bills Finance Corp.	167,000	77,135
China Chemical & Pharmaceutical Company, Ltd.	34,000	21,007
China Development Financial Holding Corp.	1,043,208	255,602
China General Plastics Corp.	34,000	15,789
China Life Insurance Company, Ltd. (B)	282,719	156,372
China Man-Made Fiber Corp.	171,552	29,414
China Metal Products Company, Ltd.	42,513	31,601
China Motor Corp.	30,250	24,819
China Petrochemical Development Corp.	275,677	66,201
China Steel Corp.	1,881,180	1,178,386
China Wire & Cable Company, Ltd.	26,380	24,243
Chin-Poon Industrial Company, Ltd.	43,571	29,761
Chipbond Technology Corp.	80,000	129,549
ChipMOS Technologies, Inc.	66,938	58,554
Chong Hong Construction Company, Ltd.	10,000	24,719
Chun Yuan Steel Industry Company, Ltd.	133,874	38,273
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Chung Hung Steel Corp.	38,625	$8,430
Chung Hwa Pulp Corp.	108,977	24,103
Chung-Hsin Electric & Machinery Manufacturing Corp.	46,500	34,255
CMC Magnetics Corp. (A)	152,470	32,881
Compal Electronics, Inc. (B)	523,000	298,526
Compeq Manufacturing Company, Ltd.	111,000	113,266
Continental Holdings Corp.	74,050	24,086
Coretronic Corp.	53,000	48,568
CTBC Financial Holding Company, Ltd.	2,343,348	1,379,856
DA CIN Construction Company, Ltd.	20,000	12,890
Darfon Electronics Corp.	16,000	15,698
Darwin Precisions Corp.	37,000	11,215
Delpha Construction Company, Ltd.	2,261	1,163
Depo Auto Parts Industrial Company, Ltd.	21,000	29,809
Dynamic Electronics Company, Ltd. (A)	68,762	31,972
Dynapack International Technology Corp.	10,000	20,600
E Ink Holdings, Inc.	76,000	61,228
E.Sun Financial Holding Company, Ltd.	71,002	56,678
Edom Technology Company, Ltd.	34,000	15,952
Elite Semiconductor Memory Technology, Inc.	35,000	32,347
Elitegroup Computer Systems Company, Ltd. (A)	65,104	17,594
EnTie Commercial Bank Company, Ltd.	103,000	44,037
Epistar Corp. (A)	119,312	101,170
Eson Precision Ind Company, Ltd.	12,000	10,269
Eternal Materials Company, Ltd.	12,000	8,936
Eva Airways Corp.	287,725	83,957
Everest Textile Company, Ltd. (A)	98,085	18,224
Evergreen International Storage & Transport Corp.	85,600	32,428
Evergreen Marine Corp. Taiwan, Ltd. (A)(B)	475,655	144,768
Everlight Chemical Industrial Corp.	83,250	33,362
Everlight Electronics Company, Ltd.	74,000	60,263
Excelsior Medical Company, Ltd.	26,573	44,400
Far Eastern Department Stores, Ltd.	148,720	106,184
Far Eastern International Bank	341,171	113,089
Far Eastern New Century Corp.	408,249	303,588
Farglory Land Development Company, Ltd.	44,530	55,677
First Financial Holding Company, Ltd.	906,781	585,963
First Steamship Company, Ltd.	77,807	22,057
Formosa Advanced Technologies Company, Ltd.	25,000	26,645
Formosa Chemicals & Fibre Corp. (B)	233,000	513,092
Formosa Laboratories, Inc.	19,542	24,081
Formosa Taffeta Company, Ltd.	67,000	67,779
Formosan Rubber Group, Inc.	33,020	16,114
Formosan Union Chemical	48,812	19,254
Foxconn Technology Company, Ltd.	83,626	136,189
Froch Enterprise Company, Ltd.	33,060	10,577
Fubon Financial Holding Company, Ltd.	874,417	1,080,803
Fulltech Fiber Glass Corp.	45,000	13,191
G Shank Enterprise Company, Ltd.	40,535	24,584
Gemtek Technology Corp. (A)	32,000	19,793
General Interface Solution Holding, Ltd.	29,000	75,459
Giantplus Technology Company, Ltd.	31,000	8,134
Gigabyte Technology Company, Ltd.	43,000	72,188
Gigastorage Corp. (A)	39,000	11,563
Global Brands Manufacture, Ltd.	40,806	15,742
Globe Union Industrial Corp.	51,750	19,725

56

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Gloria Material Technology Corp.	83,684	$42,250
Gold Circuit Electronics, Ltd. (A)	44,000	35,348
Goldsun Building Materials Company, Ltd.	188,714	68,555
Grand Ocean Retail Group, Ltd.	13,000	8,284
Grand Pacific Petrochemical (A)	77,000	32,556
Great China Metal Industry	33,000	21,588
Great Wall Enterprise Company, Ltd.	29,754	36,322
Hannstar Board Corp.	37,492	40,673
HannStar Display Corp.	320,842	54,765
HannsTouch Solution, Inc. (A)	64,000	19,254
Hey Song Corp.	50,000	49,335
Ho Tung Chemical Corp.	150,399	30,224
Hon Hai Precision Industry Company, Ltd.	1,055,448	2,429,924
Hong Pu Real Estate Development Company, Ltd.	27,000	18,145
Hsing TA Cement Company, Ltd.	38,000	20,069
HUA ENG Wire & Cable Company, Ltd. (A)	42,000	11,293
Hua Nan Financial Holdings Company, Ltd.	702,905	418,161
Hung Sheng Construction, Ltd.	52,800	26,487
IBF Financial Holdings Company, Ltd.	479,807	164,113
Ichia Technologies, Inc.	25,000	8,996
Innolux Corp. (B)	792,561	136,602
Integrated Service Technology, Inc.	9,000	9,792
International CSRC Investment Holdings Company	124,383	79,195
Inventec Corp.	267,000	204,736
Jarllytec Company, Ltd.	9,000	17,698
Jess-Link Products Company, Ltd.	13,000	11,572
Jih Sun Financial Holdings Company, Ltd.	272,330	79,045
Kaimei Electronic Corp.	19,000	18,431
Kenda Rubber Industrial Company, Ltd.	38,000	32,482
King Yuan Electronics Company, Ltd. (B)	183,796	182,485
King's Town Bank Company, Ltd.	131,000	122,391
King's Town Construction Company, Ltd. (A)	7,300	7,305
Kinpo Electronics, Inc.	183,269	59,424
Kinsus Interconnect Technology Corp.	22,000	29,246
Kuo Toong International Company, Ltd.	18,248	8,122
Kwong Fong Industries Corp.	20,878	6,817
L&K Engineering Company, Ltd.	17,000	12,185
Lealea Enterprise Company, Ltd.	132,124	28,281
Lida Holdings, Ltd.	4,640	4,180
Lingsen Precision Industries, Ltd. (A)	73,481	20,028
Lite-On Technology Corp.	164,000	223,105
Longchen Paper & Packaging Company, Ltd.	134,378	51,002
Macronix International (B)	129,000	107,605
Mega Financial Holding Company, Ltd.	830,472	779,813
Mercuries & Associates Holding, Ltd.	43,469	29,314
Mercuries Life Insurance Company, Ltd. (A)	50,998	13,824
Mitac Holdings Corp.	96,711	86,346
MPI Corp.	16,000	26,847
Nan Ya Printed Circuit Board Corp. (A)	33,000	59,693
Nanya Technology Corp.	148,000	260,478
Nien Hsing Textile Company, Ltd.	27,310	12,791
Nishoku Technology, Inc.	7,800	12,833
O-Bank Company, Ltd.	48,000	10,300
OptoTech Corp.	68,439	39,809
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Pacific Construction Company	38,289	$11,170
Pan Jit International, Inc.	13,000	8,142
Pan-International Industrial Corp.	44,481	24,486
Pegatron Corp.	250,660	478,325
Pou Chen Corp.	283,348	239,491
President Securities Corp.	93,845	40,161
Prince Housing & Development Corp.	240,555	72,504
Prodisc Technology, Inc. (A)(D)	762,000	0
Qisda Corp.	210,280	102,665
Quanta Storage, Inc.	23,000	20,294
Quintain Steel Company, Ltd.	53,200	11,034
Radium Life Tech Company, Ltd.	102,621	30,296
Rechi Precision Company, Ltd.	20,000	9,843
Ritek Corp. (A)	107,000	14,823
Ruentex Development Company, Ltd.	51,562	64,924
Ruentex Industries, Ltd.	33,000	75,606
Sampo Corp.	43,470	24,437
San Far Property, Ltd. (A)	25,000	10,709
Sanyang Motor Company, Ltd.	48,000	30,694
Sesoda Corp.	39,734	28,158
Shan-Loong Transportation Company, Ltd.	23,000	21,697
Sheng Yu Steel Company, Ltd.	22,000	10,600
ShenMao Technology, Inc.	8,000	4,702
Shihlin Electric & Engineering Corp.	21,000	27,446
Shin Kong Financial Holding Company, Ltd.	1,092,767	274,074
Shining Building Business Company, Ltd. (A)	55,118	14,904
Shinkong Insurance Company, Ltd.	34,000	37,690
Shinkong Synthetic Fibers Corp.	132,239	43,616
Sigurd Microelectronics Corp.	47,773	48,580
Sincere Navigation Corp.	24,000	8,865
Sinher Technology, Inc.	8,000	8,227
Sinon Corp.	71,650	44,856
SinoPac Financial Holdings Company, Ltd.	1,133,931	413,210
Sirtec International Company, Ltd.	23,800	19,708
Siward Crystal Technology Company, Ltd.	20,000	10,239
Sunplus Technology Company, Ltd. (A)	58,000	16,324
Sunrex Technology Corp.	22,678	19,882
Sunspring Metal Corp.	26,000	15,935
Supreme Electronics Company, Ltd.	12,000	11,925
Sweeten Real Estate Development Company, Ltd.	38,470	23,764
Synnex Technology International Corp.	134,000	163,775
TA Chen Stainless Pipe	68,000	60,092
Ta Ya Electric Wire & Cable	89,893	24,295
Taichung Commercial Bank Company, Ltd.	402,037	137,045
Taiflex Scientific Company, Ltd.	24,100	33,106
Tainan Spinning Company, Ltd.	189,638	51,014
Taishin Financial Holding Company, Ltd.	910,177	350,385
Taita Chemical Company, Ltd.	62,220	16,686
Taiwan Business Bank	562,884	179,143
Taiwan Cement Corp. (B)	769,815	999,770
Taiwan Chinsan Electronic Industrial Company, Ltd.	14,000	13,627
Taiwan Cooperative Financial Holding Company, Ltd.	839,025	506,684
Taiwan Fertilizer Company, Ltd.	65,000	89,293
Taiwan Fire & Marine Insurance Company, Ltd.	41,000	24,952

57

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Taiwan FU Hsing Industrial Company, Ltd.	31,000	$36,923
Taiwan Glass Industry Corp.	170,319	41,546
Taiwan Hon Chuan Enterprise Company, Ltd.	40,000	65,087
Taiwan Kolin Company, Ltd. (A)(D)	327,000	0
Taiwan PCB Techvest Company, Ltd.	49,000	46,434
Taiwan Styrene Monomer	38,000	17,133
Taiwan Surface Mounting Technology Corp.	26,225	59,241
Taiyen Biotech Company, Ltd.	26,137	24,742
Tatung Company, Ltd. (A)	116,000	74,848
Teco Electric & Machinery Company, Ltd.	132,000	104,844
The Ambassador Hotel	29,000	23,681
Thye Ming Industrial Company, Ltd.	31,000	29,041
Ton Yi Industrial Corp.	119,000	31,400
Tong Yang Industry Company, Ltd.	40,627	42,692
Tong-Tai Machine & Tool Company, Ltd.	46,588	16,387
TOPBI International Holdings, Ltd.	7,000	13,403
Topoint Technology Company, Ltd.	29,190	16,264
TPK Holding Company, Ltd. (A)	41,000	46,692
Tsann Kuen Enterprise Company, Ltd.	7,000	3,159
TSRC Corp.	28,000	13,418
Tung Ho Steel Enterprise Corp.	120,000	85,464
TXC Corp.	51,000	73,646
TYC Brother Industrial Company, Ltd.	15,511	10,350
Tycoons Group Enterprise (A)	30,371	3,506
Tyntek Corp.	36,000	11,353
U-Ming Marine Transport Corp.	67,000	57,328
Unimicron Technology Corp.	152,000	159,531
Union Bank of Taiwan (A)	336,927	109,624
Unitech Printed Circuit Board Corp.	102,194	65,113
United Microelectronics Corp.	1,814,794	813,684
United Renewable Energy Company, Ltd. (A)	258,417	40,058
Universal Cement Corp.	27,483	14,340
Unizyx Holding Corp. (A)	34,000	13,794
UPC Technology Corp.	117,751	30,854
USI Corp.	162,996	53,961
Wah Lee Industrial Corp.	26,000	40,956
Walsin Lihwa Corp.	268,000	96,781
Walton Advanced Engineering, Inc.	72,584	18,780
Wan Hai Lines, Ltd.	112,050	50,622
Weikeng Industrial Company, Ltd.	25,000	10,778
Well Shin Technology Company, Ltd.	15,000	20,174
Winbond Electronics Corp.	476,793	177,104
Wintek Corp. (A)(D)	543,000	0
Wisdom Marine Lines Company, Ltd. (A)	45,274	32,343
Wistron Corp.	393,291	317,949
Wistron NeWeb Corp.	13,000	22,299
WPG Holdings, Ltd.	203,400	238,094
WT Microelectronics Company, Ltd.	50,174	56,552
Xxentria Technology Materials Corp.	8,000	12,960
YC INOX Company, Ltd.	59,800	43,308
Yea Shin International Development Company, Ltd.	20,906	9,393
Yem Chio Company, Ltd.	122,324	39,351
Yeong Guan Energy Technology Group Company, Ltd. (A)	13,000	21,682
YFY, Inc.	189,202	71,922
Yi Jinn Industrial Company, Ltd.	51,613	18,893
Yieh Phui Enterprise Company, Ltd.	289,899	74,408
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Youngtek Electronics Corp.	27,000	$36,971
Yuanta Financial Holding Company, Ltd.	1,338,319	683,285
Yuen Chang Stainless Steel Company, Ltd.	19,007	8,810
Yulon Motor Company, Ltd.	125,000	60,280
Zenitron Corp.	45,000	25,313
Zhen Ding Technology Holding, Ltd.	44,000	134,468
Zig Sheng Industrial Company, Ltd.	67,908	13,354
		28,327,511
Thailand - 2.4%
AAPICO Hitech PCL	144,720	31,924
AJ Plast PCL	43,100	9,804
Amata Corp. PCL	106,800	32,145
AP Thailand PCL	223,670	25,793
Asia Aviation PCL, NVDR (A)	109,300	3,489
Bangchak Corp. PCL	91,600	41,501
Bangkok Airways PCL	116,100	14,128
Bangkok Bank PCL	12,800	39,644
Bangkok Bank PCL, NVDR	14,500	44,270
Bangkok Insurance PCL	4,550	30,430
Bangkok Land PCL	1,059,200	26,360
Bangkok Life Assurance PCL, NVDR	55,200	19,871
Bangkok Ranch PCL (A)	92,300	3,944
Bank of Ayudhya PCL, NVDR	2,900	1,671
Banpu PCL (B)	401,300	63,832
Berli Jucker PCL	111,800	136,395
Charoen Pokphand Foods PCL	422,900	311,463
Eastern Polymer Group PCL	158,300	16,845
Esso Thailand PCL	84,000	10,695
GFPT PCL	43,900	11,554
Global Green Chemicals PCL	67,700	12,184
Hana Microelectronics PCL	54,900	38,065
Indorama Ventures PCL	128,800	83,370
IRPC PCL	943,100	60,676
Italian-Thai Development PCL	477,400	10,908
Kasikornbank PCL, NVDR	134,700	374,634
Khon Kaen Sugar Industry PCL	192,600	8,576
Kiatnakin Bank PCL	19,400	22,832
Krung Thai Bank PCL	265,400	91,514
LH Financial Group PCL	709,300	19,430
LPN Development PCL	52,900	5,274
MBK PCL	45,000	17,887
Millcon Steel PCL	143,086	2,459
Polyplex Thailand PCL	81,900	23,232
Precious Shipping PCL (A)	39,300	3,008
Pruksa Holding PCL	78,800	22,036
PTT Exploration & Production PCL	166,800	339,486
PTT Global Chemical PCL	156,400	143,974
PTT PCL	938,700	867,829
Quality Houses PCL	746,900	42,188
Regional Container Lines PCL (A)	94,200	5,225
Rojana Industrial Park PCL	113,100	12,728
Saha-Union PCL	16,100	16,472
Sansiri PCL	1,026,866	18,390
SC Asset Corp. PCL	476,596	26,391
Siam Future Development PCL	167,749	18,656
Somboon Advance Technology PCL	51,300	12,329
SPCG PCL	18,000	7,809
Sri Trang Agro-Industry PCL	123,300	41,061
Srithai Superware PCL	283,000	4,118
Star Petroleum Refining PCL	153,100	20,413
STP & I PCL	21,600	2,294
Supalai PCL	151,900	68,836
Super Energy Corp. PCL	743,000	7,822
Syntec Construction PCL	156,500	4,740

58

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
Thai Airways International PCL (A)	61,300	$6,022
Thai Oil PCL	85,600	79,151
Thai Stanley Electric PCL	700	2,642
Thanachart Capital PCL	37,300	37,517
The Siam Commercial Bank PCL	98,600	207,387
Thitikorn PCL	100	20
TMB Bank PCL	1,334,352	35,725
TPI Polene PCL	559,900	18,901
TPI Polene Power PCL	283,200	26,311
True Corp. PCL	1,139,000	108,621
Univentures PCL	51,700	3,744
Vinythai PCL	9,700	5,189
		3,863,834
Turkey - 0.7%
Akbank T.A.S. (A)(B)	287,261	241,210
Bera Holding AS (A)	37,692	15,827
Enka Insaat ve Sanayi AS	63,349	59,533
Goldas Kuyumculuk Sanayi Ithalat Ve Bagli Ortakliklari (A)(D)	54,846	784
Gozde Girisim Sermayesi Yatirim Ortakligi AS (A)	35,592	15,366
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	23,866	6,857
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	77,523	22,278
NET Holding AS (A)	40,130	8,371
Trakya Cam Sanayii AS	83,945	36,298
Turk Hava Yollari AO (A)(B)	80,925	110,595
Turkiye Garanti Bankasi AS (A)	227,810	279,395
Turkiye Halk Bankasi AS (A)	56,201	42,742
Turkiye Is Bankasi AS, Class C (A)	131,554	93,875
Turkiye Sinai Kalkinma Bankasi AS (A)	256,576	36,450
Turkiye Sise ve Cam Fabrikalari AS	38,140	23,862
Turkiye Vakiflar Bankasi TAO, Class D (A)	91,535	63,917
Uzel Makina Sanayii AS (A)(D)	22,930	0
Yapi ve Kredi Bankasi AS (A)	254,969	72,529
		1,129,889
Ukraine - 0.1%
Kernel Holding SA	9,824	78,001
United States - 0.1%
Nexteer Automotive Group, Ltd.	64,000	31,749
Textainer Group Holdings, Ltd. (A)	5,689	45,123
		76,872
TOTAL COMMON STOCKS (Cost $230,146,595)		$153,974,900
PREFERRED SECURITIES - 1.5%
Brazil - 1.4%
Banco ABC Brasil SA	9,474	24,140
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Brazil (continued)
Banco Bradesco SA	46,957	$187,698
Banco do Estado do Rio Grande do Sul SA, B Shares	30,800	70,715
Cia Ferro Ligas da Bahia	5,956	14,867
Eucatex SA Industria e Comercio	4,200	3,637
Gerdau SA	120,676	233,405
Marcopolo SA	55,200	26,240
Petroleo Brasileiro SA	632,277	1,702,345
Usinas Siderurgicas de Minas Gerais SA, A Shares	15,010	14,212
		2,277,259
Colombia - 0.1%
Grupo Argos SA	23,975	55,599
Grupo de Inversiones Suramericana SA	11,343	46,858
		102,457
Panama - 0.0%
Avianca Holdings SA	41,390	5,095
TOTAL PREFERRED SECURITIES (Cost $4,892,421)		$2,384,811
SHORT-TERM INVESTMENTS - 2.4%
Short-term funds - 2.4%
John Hancock Collateral Trust, 1.1260% (E)(F)	385,850	3,857,533
TOTAL SHORT-TERM INVESTMENTS (Cost $3,857,728)		$3,857,533
Total Investments (Emerging Markets Value Trust) (Cost $238,896,744) - 100.2%		$160,217,244
Other assets and liabilities, net - (0.2%)		(283,168)
TOTAL NET ASSETS - 100.0%		$159,934,076
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-20. The value of securities on loan amounted to $3,115,163.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 3-31-20.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI Emerging Markets Index Futures	26	Long	Jun 2020	$1,075,581	$1,097,980	$22,399
						$22,399
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
59

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Equity Income Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 95.5%
Communication services – 5.9%
Diversified telecommunication services – 2.3%
AT&T, Inc.	109,964	$3,205,451
CenturyLink, Inc.	92,672	876,677
Telefonica SA	600,876	2,734,640
Verizon Communications, Inc.	380,659	20,452,808
		27,269,576
Entertainment – 0.5%
The Walt Disney Company	67,508	6,521,273
Media – 3.1%
Comcast Corp., Class A	448,088	15,405,265
Fox Corp., Class B	544,232	12,452,028
News Corp., Class A	1,085,957	9,746,464
		37,603,757
		71,394,606
Consumer discretionary – 2.1%
Hotels, restaurants and leisure – 1.3%
Las Vegas Sands Corp.	259,460	11,019,266
McDonald's Corp.	18,200	3,009,370
MGM Resorts International	103,646	1,223,023
Royal Caribbean Cruises, Ltd. (A)	34,300	1,103,431
		16,355,090
Leisure products – 0.5%
Mattel, Inc. (A)(B)	635,379	5,597,689
Multiline retail – 0.3%
Kohl's Corp.	273,511	3,990,525
		25,943,304
Consumer staples – 9.2%
Food and staples retailing – 0.8%
Walmart, Inc.	92,155	10,470,651
Food products – 4.3%
Bunge, Ltd.	121,054	4,966,846
Conagra Brands, Inc.	730,030	21,419,080
Kellogg Company	39,794	2,387,242
Mondelez International, Inc., Class A	12,300	615,984
Tyson Foods, Inc., Class A	408,588	23,644,988
		53,034,140
Household products – 2.0%
Kimberly-Clark Corp.	186,910	23,900,182
Tobacco – 2.1%
Philip Morris International, Inc.	347,251	25,335,433
		112,740,406
Energy – 7.7%
Energy equipment and services – 0.1%
Halliburton Company	203,100	1,391,235
Oil, gas and consumable fuels – 7.6%
Chevron Corp.	42,445	3,075,565
Enbridge, Inc.	60,500	1,759,945
EOG Resources, Inc.	66,200	2,377,904
Exxon Mobil Corp.	398,437	15,128,653
Hess Corp.	30,134	1,003,462
Occidental Petroleum Corp. (A)	499,659	5,786,051
Pioneer Natural Resources Company	66,153	4,640,633
Suncor Energy, Inc.	49,700	785,260
Targa Resources Corp.	445,511	3,078,481
TC Energy Corp.	526,639	23,330,108
TOTAL SA	778,138	29,319,286
TOTAL SA, ADR	51,100	1,902,964
		92,188,312
		93,579,547
Financials – 20.0%
Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks – 8.3%
Bank of America Corp.	71,245	$1,512,531
Fifth Third Bancorp	976,361	14,498,961
JPMorgan Chase & Co.	322,435	29,028,823
The PNC Financial Services Group, Inc.	103,491	9,906,159
U.S. Bancorp	212,717	7,328,101
Wells Fargo & Company	1,359,293	39,011,709
		101,286,284
Capital markets – 4.5%
Franklin Resources, Inc.	339,105	5,659,662
Morgan Stanley	644,931	21,927,654
Northern Trust Corp.	46,411	3,502,174
Raymond James Financial, Inc.	106,289	6,717,465
State Street Corp.	320,552	17,075,805
		54,882,760
Diversified financial services – 0.6%
Equitable Holdings, Inc.	464,021	6,705,103
Insurance – 6.6%
American International Group, Inc.	657,571	15,946,097
Chubb, Ltd.	231,469	25,852,773
Loews Corp.	309,182	10,768,809
Marsh & McLennan Companies, Inc.	42,407	3,666,509
MetLife, Inc.	581,855	17,787,307
Willis Towers Watson PLC	40,175	6,823,724
		80,845,219
		243,719,366
Health care – 14.8%
Biotechnology – 3.2%
AbbVie, Inc.	262,747	20,018,694
Gilead Sciences, Inc.	254,605	19,034,270
		39,052,964
Health care equipment and supplies – 2.9%
Becton, Dickinson and Company	40,652	9,340,610
Medtronic PLC	223,455	20,151,172
Zimmer Biomet Holdings, Inc.	55,003	5,559,703
		35,051,485
Health care providers and services – 3.3%
Anthem, Inc.	81,227	18,441,778
CVS Health Corp.	381,046	22,607,459
		41,049,237
Pharmaceuticals – 5.4%
Bristol-Myers Squibb Company	103,511	5,769,703
GlaxoSmithKline PLC	288,182	5,407,494
GlaxoSmithKline PLC, ADR	46,400	1,758,096
Johnson & Johnson	239,475	31,402,357
Pfizer, Inc.	663,424	21,654,159
		65,991,809
		181,145,495
Industrials – 11.4%
Aerospace and defense – 3.4%
L3Harris Technologies, Inc.	121,553	21,894,126
The Boeing Company	116,186	17,327,980
United Technologies Corp.	28,895	2,725,665
		41,947,771
Air freight and logistics – 1.8%
United Parcel Service, Inc., Class B	239,996	22,420,426
Airlines – 0.5%
Alaska Air Group, Inc.	220,624	6,281,165
Building products – 0.4%
Johnson Controls International PLC	183,641	4,950,961

60

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies – 0.8%
Stericycle, Inc. (A)(B)	191,627	$9,309,240
Electrical equipment – 0.8%
Emerson Electric Company	149,721	7,134,206
nVent Electric PLC	160,253	2,703,468
		9,837,674
Industrial conglomerates – 2.1%
General Electric Company	3,154,807	25,049,168
Machinery – 0.9%
Flowserve Corp.	24,587	587,383
PACCAR, Inc.	93,635	5,723,908
Snap-on, Inc.	33,654	3,662,228
Stanley Black & Decker, Inc.	6,600	660,000
		10,633,519
Professional services – 0.7%
Nielsen Holdings PLC	645,005	8,088,363
		138,518,287
Information technology – 8.3%
Communications equipment – 1.5%
Cisco Systems, Inc.	454,376	17,861,521
IT services – 0.2%
Cognizant Technology Solutions Corp., Class A	45,597	2,118,893
Semiconductors and semiconductor equipment – 4.7%
Applied Materials, Inc.	204,559	9,372,893
NXP Semiconductors NV	37,942	3,146,530
QUALCOMM, Inc.	491,369	33,241,113
Texas Instruments, Inc.	119,287	11,920,350
		57,680,886
Software – 1.8%
Microsoft Corp.	139,653	22,024,675
Technology hardware, storage and peripherals – 0.1%
Western Digital Corp.	38,335	1,595,503
		101,281,478
Materials – 4.3%
Chemicals – 3.2%
Akzo Nobel NV	25,409	1,671,115
CF Industries Holdings, Inc.	484,278	13,172,362
Dow, Inc.	198,752	5,811,508
DuPont de Nemours, Inc.	491,517	16,760,730
PPG Industries, Inc.	24,407	2,040,425
		39,456,140
Containers and packaging – 1.1%
International Paper Company	435,997	13,572,587
		53,028,727
Real estate – 3.3%
Equity real estate investment trusts – 3.3%
Equity Residential	193,834	11,961,496
Rayonier, Inc.	425,769	10,026,860
SL Green Realty Corp.	129,257	5,570,977
Weyerhaeuser Company	784,367	13,295,021
		40,854,354
Utilities – 8.5%
Electric utilities – 5.2%
Edison International	297,232	16,285,341
NextEra Energy, Inc.	49,262	11,853,422
The Southern Company	651,817	35,289,372
		63,428,135
Multi-utilities – 3.3%
CenterPoint Energy, Inc.	505,003	7,802,296
Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
NiSource, Inc.	914,257	$22,828,997
Sempra Energy	82,367	9,306,647
		39,937,940
		103,366,075
TOTAL COMMON STOCKS (Cost $1,321,120,122)		$1,165,571,645
PREFERRED SECURITIES – 2.6%
Energy – 0.8%
Oil, gas and consumable fuels – 0.8%
Sempra Energy, 6.000%	77,626	7,181,958
Sempra Energy, 6.750%	24,765	2,326,176
		9,508,134
Health care – 0.9%
Health care equipment and supplies – 0.9%
Becton, Dickinson and Company, 6.125%	218,508	11,423,598
Utilities – 0.9%
Electric utilities – 0.9%
NextEra Energy, Inc., 5.279%	102,055	4,499,605
The Southern Company, 6.750%	134,102	5,954,129
		10,453,734
TOTAL PREFERRED SECURITIES (Cost $33,088,664)		$31,385,466
CONVERTIBLE BONDS - 0.2%
Financials - 0.2%
AXA SA 7.250%, 05/15/2021 (C)	$3,124,000	2,265,806
TOTAL CONVERTIBLE BONDS (Cost $3,124,000)		$2,265,806
SHORT-TERM INVESTMENTS – 2.8%
Short-term funds – 2.8%
John Hancock Collateral Trust, 1.1260% (D)(E)	1,877,830	18,773,603
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.3210% (D)	3,000,000	3,000,000
T. Rowe Price Government Reserve Fund, 0.9288% (D)	13,084,509	13,084,509
TOTAL SHORT-TERM INVESTMENTS (Cost $34,870,146)		$34,858,112
Total Investments (Equity Income Trust) (Cost $1,392,202,932) – 101.1%		$1,234,081,029
Other assets and liabilities, net – (1.1%)		(13,734,281)
TOTAL NET ASSETS – 100.0%		$1,220,346,748
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	All or a portion of this security is on loan as of 3-31-20. The value of securities on loan amounted to $18,264,923.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 3-31-20.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

61

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Financial Industries Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 94.4%
Financials – 74.5%
Banks – 32.4%
1st Source Corp.	19,972	$647,692
American Business Bank (A)	22,397	489,374
American River Bankshares	12,896	111,164
Ameris Bancorp	32,862	780,801
Atlantic Union Bankshares Corp.	42,993	941,547
Bank of America Corp.	138,017	2,930,101
Bank of Marin Bancorp	21,294	638,820
Baycom Corp. (A)	24,336	293,249
BOK Financial Corp.	21,171	901,038
Business First Bancshares, Inc.	11,516	155,466
California Bancorp, Inc. (A)	15,177	176,812
Cambridge Bancorp	7,905	411,060
Citigroup, Inc.	39,238	1,652,705
Citizens Financial Group, Inc.	68,488	1,288,259
Coastal Financial Corp. (A)	25,954	272,777
Evans Bancorp, Inc.	14,809	360,007
First Merchants Corp.	37,896	1,003,865
Flushing Financial Corp.	6,866	91,730
German American Bancorp, Inc.	14,642	401,923
Glacier Bancorp, Inc.	20,982	713,493
HBT Financial, Inc.	28,559	300,726
Heritage Commerce Corp.	44,714	342,956
Heritage Financial Corp.	18,638	372,760
JPMorgan Chase & Co.	38,923	3,504,238
KeyCorp	114,463	1,186,981
Level One Bancorp, Inc.	15,125	272,250
Live Oak Bancshares, Inc.	19,712	245,809
M&T Bank Corp.	9,579	990,756
Metrocity Bankshares, Inc.	13,282	155,931
Nicolet Bankshares, Inc. (A)	12,003	655,124
Pacific Premier Bancorp, Inc.	26,557	500,334
PacWest Bancorp (B)	39,927	715,492
Pinnacle Financial Partners, Inc.	27,299	1,024,804
Red River Bancshares, Inc.	1,279	47,604
Southern First Bancshares, Inc. (A)	11,359	322,255
Stock Yards Bancorp, Inc.	27,736	802,402
SVB Financial Group (A)	9,857	1,489,196
TCF Financial Corp.	27,399	620,861
The First Bancshares, Inc.	16,784	320,071
TriCo Bancshares	38,631	1,151,976
U.S. Bancorp	26,612	916,783
Western Alliance Bancorp	55,389	1,695,457
Zions Bancorp NA	44,856	1,200,347
		33,096,996
Capital markets – 14.7%
3i Group PLC	95,190	922,355
Ares Management Corp., Class A	77,146	2,386,126
Brookfield Asset Management, Inc., Class A	2,409	106,598
Cboe Global Markets, Inc.	24,282	2,167,169
Close Brothers Group PLC	85,633	1,190,684
CME Group, Inc.	8,063	1,394,173
KKR & Company, Inc., Class A	90,887	2,133,118
The Blackstone Group, Inc., Class A	52,739	2,403,316
Tradeweb Markets, Inc., Class A	54,427	2,288,111
		14,991,650
Consumer finance – 1.8%
American Express Company	10,905	933,577
Discover Financial Services	25,592	912,867
		1,846,444
Diversified financial services – 5.5%
Berkshire Hathaway, Inc., Class B (A)	6,262	1,144,881
Equitable Holdings, Inc.	96,947	1,400,884
Financial Industries Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified financial services (continued)
Eurazeo SE	8,950	$401,583
Onex Corp.	18,435	674,758
Voya Financial, Inc.	49,753	2,017,484
		5,639,590
Insurance – 19.2%
Aon PLC	15,811	2,609,447
Arch Capital Group, Ltd. (A)	44,765	1,274,012
Argo Group International Holdings, Ltd.	19,426	719,928
Arthur J. Gallagher & Company	30,697	2,502,112
Assured Guaranty, Ltd.	30,835	795,235
Axis Capital Holdings, Ltd.	10,920	422,058
Cincinnati Financial Corp.	18,710	1,411,670
Kinsale Capital Group, Inc.	27,088	2,831,509
Palomar Holdings, Inc. (A)	41,760	2,428,762
The Hanover Insurance Group, Inc.	20,648	1,870,296
The Hartford Financial Services Group, Inc.	27,034	952,678
Willis Towers Watson PLC	10,556	1,792,936
		19,610,643
Thrifts and mortgage finance – 0.9%
First Defiance Financial Corp.	36,628	539,897
OP Bancorp	33,503	249,932
Provident Financial Services, Inc.	12,614	162,216
		952,045
		76,137,368
Information technology – 11.4%
IT services – 11.4%
Adyen NV (A)(C)	3,396	2,901,281
EVERTEC, Inc.	34,773	790,390
Fidelity National Information Services, Inc.	4,948	601,875
Fiserv, Inc. (A)	14,648	1,391,414
Global Payments, Inc.	6,491	936,197
Visa, Inc., Class A	24,980	4,024,778
WEX, Inc. (A)	9,515	994,793
		11,640,728
Real estate – 8.5%
Equity real estate investment trusts – 7.7%
Lexington Realty Trust	106,449	1,057,039
Monmouth Real Estate Investment Corp.	54,403	655,556
Nippon Prologis REIT, Inc.	445	1,119,660
Plymouth Industrial REIT, Inc.	36,794	410,621
Prologis, Inc.	39,628	3,184,902
Rexford Industrial Realty, Inc.	35,896	1,472,095
		7,899,873
Real estate management and development – 0.8%
VGP NV (B)	7,670	787,748
		8,687,621
TOTAL COMMON STOCKS (Cost $114,240,014)		$96,465,717
CONVERTIBLE BONDS - 0.6%
Financials - 0.6%
AXA SA 7.250%, 05/15/2021 (C)	$812,000	588,935
TOTAL CONVERTIBLE BONDS (Cost $812,000)		$588,935
SHORT-TERM INVESTMENTS – 5.3%
Short-term funds – 0.2%
John Hancock Collateral Trust, 1.1260% (D)(E)	25,828	258,212

62

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Financial Industries Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 5.1%
Repurchase Agreement with State Street Corp. dated 3-31-20 at 0.000% to be repurchased at $5,232,000 on 4-1-20, collateralized by $5,090,000 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-22 (valued at $5,337,939)	$5,232,000	$5,232,000
TOTAL SHORT-TERM INVESTMENTS (Cost $5,490,100)		$5,490,212
Total Investments (Financial Industries Trust) (Cost $120,542,114) – 100.3%		$102,544,864
Other assets and liabilities, net – (0.3%)		(328,186)
TOTAL NET ASSETS – 100.0%		$102,216,678
Financial Industries Trust (continued)
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-20. The value of securities on loan amounted to $233,127.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 3-31-20.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	120,000	USD	86,089	JPM	6/17/2020	—	$(757)
CAD	170,000	USD	121,612	MSCS	6/17/2020	—	(726)
EUR	280,000	USD	302,677	JPM	6/17/2020	$7,032	—
EUR	350,000	USD	390,430	MSCS	6/17/2020	—	(3,293)
EUR	300,000	USD	345,419	RBC	6/17/2020	—	(13,588)
EUR	550,000	USD	628,802	SSB	6/17/2020	—	(20,445)
EUR	290,000	USD	320,553	TD	6/17/2020	217	—
GBP	90,000	USD	104,312	CITI	6/17/2020	7,626	—
GBP	140,000	USD	174,894	JPM	6/17/2020	—	(769)
GBP	220,000	USD	279,552	MSCS	6/17/2020	—	(5,926)
JPY	7,480,000	USD	70,340	JPM	6/17/2020	—	(549)
JPY	28,150,000	USD	258,770	RBC	6/17/2020	3,879	—
JPY	7,970,000	USD	74,367	SSB	6/17/2020	—	(4)
USD	168,957	CAD	229,166	CITI	6/17/2020	5,997	—
USD	27,526	CAD	40,000	GSI	6/17/2020	—	(918)
USD	42,087	CAD	60,000	JPM	6/17/2020	—	(579)
USD	85,943	CAD	120,000	MSCS	6/17/2020	611	—
USD	21,144	CAD	30,435	RBC	6/17/2020	—	(498)
USD	90,109	CAD	122,174	SSB	6/17/2020	3,232	—
USD	478,643	CAD	638,224	TD	6/17/2020	24,804	—
USD	293,439	EUR	270,000	JPM	6/17/2020	—	(5,209)
USD	5,399,991	EUR	4,850,000	RBC	6/17/2020	35,387	—
USD	590,277	EUR	540,000	SSB	6/17/2020	—	(7,019)
USD	1,607,350	GBP	1,230,000	CITI	6/17/2020	77,531	—
USD	91,382	GBP	70,000	GSI	6/17/2020	4,319	—
USD	751,758	GBP	620,000	JPM	6/17/2020	—	(19,370)
USD	284,350	GBP	220,000	MSCS	6/17/2020	10,724	—
USD	201,857	JPY	22,250,000	GSI	6/17/2020	—	(5,743)
USD	1,309,273	JPY	142,030,000	SSB	6/17/2020	—	(15,916)
						$181,359	$(101,309)
Derivatives Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
USD	U.S. Dollar
63

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Financial Industries Trust (continued)
Derivatives Abbreviations
CITI	Citibank, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
SSB	State Street Bank and Trust Company
TD	The Toronto-Dominion Bank
Fundamental All Cap Core Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.9%
Communication services – 17.5%
Entertainment – 3.0%
Liberty Media Corp.-Liberty Formula One, Series C (A)	1,533,287	$41,751,405
Interactive media and services – 14.5%
Alphabet, Inc., Class A (A)	63,797	74,128,924
Cargurus, Inc. (A)	1,180,458	22,357,875
Facebook, Inc., Class A (A)	512,045	85,409,106
Twitter, Inc. (A)	708,864	17,409,700
		199,305,605
		241,057,010
Consumer discretionary – 20.0%
Household durables – 6.2%
Lennar Corp., A Shares	1,422,638	54,344,772
NVR, Inc. (A)	4,893	12,570,655
Tempur Sealy International, Inc. (A)	438,700	19,175,577
		86,091,004
Internet and direct marketing retail – 8.5%
Amazon.com, Inc. (A)	60,391	117,745,541
Leisure products – 1.4%
Polaris, Inc.	389,826	18,770,122
Multiline retail – 1.1%
Dollar Tree, Inc. (A)	200,659	14,742,417
Specialty retail – 1.0%
Group 1 Automotive, Inc.	303,338	13,425,740
Textiles, apparel and luxury goods – 1.8%
Ralph Lauren Corp.	131,696	8,801,244
Salvatore Ferragamo SpA	1,245,263	16,549,206
		25,350,450
		276,125,274
Consumer staples – 5.2%
Beverages – 3.1%
Anheuser-Busch InBev SA, ADR	591,170	26,082,420
Diageo PLC, ADR	125,345	15,933,856
		42,016,276
Food and staples retailing – 0.5%
US Foods Holding Corp. (A)	389,434	6,896,876
Food products – 1.6%
The Hain Celestial Group, Inc. (A)	845,559	21,959,167
		70,872,319
Energy – 3.5%
Energy equipment and services – 0.8%
Baker Hughes Company	1,068,869	11,223,125
Oil, gas and consumable fuels – 2.7%
Cheniere Energy, Inc. (A)	844,494	28,290,549
Suncor Energy, Inc.	502,978	7,947,052
		36,237,601
		47,460,726
Fundamental All Cap Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials – 16.9%
Banks – 9.4%
Bank of America Corp.	2,213,227	$46,986,809
Citigroup, Inc.	1,113,610	46,905,253
First Hawaiian, Inc.	2,131,504	35,233,761
		129,125,823
Capital markets – 6.2%
KKR & Company, Inc., Class A	806,541	18,929,517
Morgan Stanley	1,243,333	42,273,322
The Goldman Sachs Group, Inc.	159,923	24,722,497
		85,925,336
Consumer finance – 1.3%
American Express Company	123,821	10,600,316
Synchrony Financial	438,762	7,059,681
		17,659,997
		232,711,156
Health care – 4.3%
Biotechnology – 2.3%
Alnylam Pharmaceuticals, Inc. (A)	118,532	12,902,208
Moderna, Inc. (A)	620,783	18,592,451
		31,494,659
Health care equipment and supplies – 1.1%
Hologic, Inc. (A)	460,686	16,170,079
Health care providers and services – 0.9%
Anthem, Inc.	53,224	12,083,977
		59,748,715
Industrials – 7.7%
Electrical equipment – 1.5%
Regal Beloit Corp.	176,055	11,082,662
Sensata Technologies Holding PLC (A)	342,005	9,894,200
		20,976,862
Industrial conglomerates – 1.6%
Roper Technologies, Inc.	70,591	22,010,980
Machinery – 1.2%
Parker-Hannifin Corp.	123,283	15,993,504
The Manitowoc Company, Inc. (A)	88,108	748,918
		16,742,422
Professional services – 2.4%
IHS Markit, Ltd.	545,089	32,705,340
Trading companies and distributors – 1.0%
United Rentals, Inc. (A)	138,112	14,211,725
		106,647,329
Information technology – 18.2%
Semiconductors and semiconductor equipment – 2.3%
Analog Devices, Inc.	96,327	8,635,716
NVIDIA Corp.	89,023	23,466,463
		32,102,179

64

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Fundamental All Cap Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software – 7.3%
Microsoft Corp.	249,365	$39,327,354
salesforce.com, Inc. (A)	224,452	32,316,599
Workday, Inc., Class A (A)	224,681	29,257,960
		100,901,913
Technology hardware, storage and peripherals – 8.6%
Apple, Inc.	398,757	101,399,918
Samsung Electronics Company, Ltd.	426,540	16,584,510
		117,984,428
		250,988,520
Real estate – 5.6%
Equity real estate investment trusts – 4.9%
American Tower Corp.	222,438	48,435,875
Crown Castle International Corp.	134,054	19,357,398
		67,793,273
Real estate management and development – 0.7%
Five Point Holdings LLC, Class A (A)	1,929,188	9,780,983
		77,574,256
TOTAL COMMON STOCKS (Cost $1,303,553,916)		$1,363,185,305
SHORT-TERM INVESTMENTS – 1.2%
Repurchase agreement – 1.2%
Repurchase Agreement with State Street Corp. dated 3-31-20 at 0.000% to be repurchased at $16,288,000 on 4-1-20, collateralized by $16,085,000 U.S. Treasury Notes, 1.875% due 3-31-22 (valued at $16,614,679)	$16,288,000	16,288,000
TOTAL SHORT-TERM INVESTMENTS (Cost $16,288,000)		$16,288,000
Total Investments (Fundamental All Cap Core Trust) (Cost $1,319,841,916) – 100.1%		$1,379,473,305
Other assets and liabilities, net – (0.1%)		(717,265)
TOTAL NET ASSETS – 100.0%		$1,378,756,040
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
Fundamental Large Cap Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 93.6%
Communication services – 9.3%
Entertainment – 2.0%
Liberty Media Corp.-Liberty Formula One, Series C (A)	202,824	$5,522,898
The Walt Disney Company	44,412	4,290,199
		9,813,097
Interactive media and services – 1.9%
Alphabet, Inc., Class A (A)	7,716	8,965,606
Media – 5.4%
Comcast Corp., Class A	499,788	17,182,711
Fox Corp., Class A	79,034	1,867,573
Fox Corp., Class B	311,422	7,125,335
		26,175,619
		44,954,322
Consumer discretionary – 7.1%
Hotels, restaurants and leisure – 1.0%
Sodexo SA	69,464	4,664,866
Fundamental Large Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables – 2.3%
Lennar Corp., A Shares	294,500	$11,249,900
Internet and direct marketing retail – 2.2%
eBay, Inc.	353,459	10,624,978
Multiline retail – 1.0%
Dollar Tree, Inc. (A)	68,179	5,009,111
Specialty retail – 0.6%
Group 1 Automotive, Inc.	62,355	2,759,832
		34,308,687
Consumer staples – 11.7%
Beverages – 6.5%
Anheuser-Busch InBev SA, ADR	187,948	8,292,266
Heineken Holding NV	182,993	14,260,363
PepsiCo, Inc.	73,185	8,789,519
		31,342,148
Food and staples retailing – 1.9%
Walmart, Inc.	80,007	9,090,395
Food products – 3.3%
Danone SA	139,519	8,928,962
Post Holdings, Inc. (A)	84,241	6,989,476
		15,918,438
		56,350,981
Energy – 7.5%
Energy equipment and services – 0.9%
Baker Hughes Company	391,869	4,114,625
Oil, gas and consumable fuels – 6.6%
Cheniere Energy, Inc. (A)	206,249	6,909,342
Chevron Corp.	142,455	10,322,289
Kinder Morgan, Inc.	708,904	9,867,944
Suncor Energy, Inc.	294,853	4,658,677
		31,758,252
		35,872,877
Financials – 23.0%
Banks – 9.6%
Bank of America Corp.	719,255	15,269,784
Citigroup, Inc.	376,267	15,848,366
JPMorgan Chase & Co.	166,908	15,026,727
		46,144,877
Capital markets – 6.6%
KKR & Company, Inc., Class A	297,979	6,993,567
Morgan Stanley	233,171	7,927,814
Nasdaq, Inc.	72,489	6,882,831
The Goldman Sachs Group, Inc.	62,721	9,696,039
		31,500,251
Consumer finance – 3.3%
American Express Company	161,212	13,801,359
Synchrony Financial	134,224	2,159,664
		15,961,023
Diversified financial services – 3.5%
Berkshire Hathaway, Inc., Class B (A)	92,193	16,855,646
		110,461,797
Health care – 12.4%
Biotechnology – 2.6%
Amgen, Inc.	12,375	2,508,784
Gilead Sciences, Inc.	134,497	10,054,996
		12,563,780
Health care equipment and supplies – 5.6%
Danaher Corp.	153,394	21,231,264
Hologic, Inc. (A)	160,020	5,616,702
		26,847,966

65

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Fundamental Large Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services – 1.9%
UnitedHealth Group, Inc.	36,630	$9,134,789
Pharmaceuticals – 2.3%
Merck & Company, Inc.	146,880	11,300,947
		59,847,482
Industrials – 9.5%
Aerospace and defense – 5.2%
General Dynamics Corp.	52,914	7,001,051
L3Harris Technologies, Inc.	34,205	6,161,005
United Technologies Corp.	126,317	11,915,485
		25,077,541
Machinery – 1.6%
Parker-Hannifin Corp.	56,443	7,322,350
Road and rail – 1.5%
Union Pacific Corp.	51,759	7,300,089
Trading companies and distributors – 1.2%
United Rentals, Inc. (A)	56,896	5,854,598
		45,554,578
Information technology – 12.3%
IT services – 1.3%
Cognizant Technology Solutions Corp., Class A	137,147	6,373,221
Software – 7.1%
Microsoft Corp.	153,132	24,150,448
Oracle Corp.	204,340	9,875,752
		34,026,200
Technology hardware, storage and peripherals – 3.9%
Apple, Inc.	51,377	13,064,657
Samsung Electronics Company, Ltd.	152,352	5,923,672
		18,988,329
		59,387,750
Real estate – 0.8%
Equity real estate investment trusts – 0.8%
American Tower Corp.	16,699	3,636,207
TOTAL COMMON STOCKS (Cost $471,999,929)		$450,374,681
SHORT-TERM INVESTMENTS – 5.6%
Repurchase agreement – 5.6%
Repurchase Agreement with State Street Corp. dated 3-31-20 at 0.000% to be repurchased at $26,846,000 on 4-1-20, collateralized by $26,050,000 U.S. Treasury Notes, 2.250% due 4-15-22 (valued at $27,387,798)	$26,846,000	26,846,000
TOTAL SHORT-TERM INVESTMENTS (Cost $26,846,000)		$26,846,000
Total Investments (Fundamental Large Cap Value Trust) (Cost $498,845,929) – 99.2%		$477,220,681
Other assets and liabilities, net – 0.8%		4,006,147
TOTAL NET ASSETS – 100.0%		$481,226,828
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
Global Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 80.2%
Belgium - 1.1%
Anheuser-Busch InBev SA	37,150	$1,640,912
Global Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada - 2.4%
Husky Energy, Inc.	120,630	$303,439
Wheaton Precious Metals Corp.	116,478	3,205,566
		3,509,005
China - 2.1%
Baidu, Inc., ADR (A)	12,330	1,242,741
China Telecom Corp., Ltd., H Shares	224,300	67,959
Yum China Holdings, Inc.	40,961	1,746,167
		3,056,867
Denmark - 1.4%
A.P. Moller - Maersk A/S, Series B	2,259	2,002,298
France - 5.0%
BNP Paribas SA	53,214	1,553,596
Sanofi	44,494	3,852,067
Veolia Environnement SA	87,124	1,840,137
		7,245,800
Germany - 7.6%
adidas AG	3,639	807,958
Bayer AG	42,330	2,425,447
Deutsche Telekom AG	55,770	720,295
E.ON SE	262,435	2,691,977
Merck KGaA	16,042	1,619,635
Siemens AG	32,609	2,730,520
		10,995,832
Hong Kong - 3.6%
CK Asset Holdings, Ltd.	250,900	1,361,305
CK Hutchison Holdings, Ltd.	406,290	2,707,988
Sun Hung Kai Properties, Ltd.	93,500	1,222,422
		5,291,715
India - 0.5%
Hero MotoCorp, Ltd.	32,200	672,130
Italy - 0.7%
Eni SpA	101,442	1,008,078
Japan - 15.4%
Honda Motor Company, Ltd.	76,800	1,718,511
Japan Airlines Company, Ltd.	21,900	402,466
Kirin Holdings Company, Ltd.	113,400	2,239,679
Komatsu, Ltd.	107,000	1,731,626
Kyocera Corp.	47,000	2,773,507
Makita Corp.	17,100	521,614
Mitsubishi Electric Corp.	136,300	1,665,070
Panasonic Corp.	355,570	2,691,810
Seven & i Holdings Company, Ltd.	56,290	1,858,972
Sumitomo Mitsui Financial Group, Inc.	70,120	1,703,453
Suntory Beverage & Food, Ltd.	44,700	1,689,164
Takeda Pharmaceutical Company, Ltd.	109,530	3,334,982
		22,330,854
Luxembourg - 0.8%
ArcelorMittal SA (B)	122,360	1,155,135
Netherlands - 1.7%
NXP Semiconductors NV	6,228	516,488
Royal Dutch Shell PLC, B Shares	112,445	1,886,155
		2,402,643
Singapore - 2.0%
Singapore Telecommunications, Ltd.	1,638,790	2,921,510
South Korea - 2.5%
Samsung Electronics Company, Ltd.	92,890	3,611,704
Switzerland - 3.8%
Novartis AG	7,450	614,616
Roche Holding AG	15,162	4,878,253
		5,492,869

66

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Global Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thailand - 0.1%
Bangkok Bank PCL, NVDR	28,800	$87,930
United Kingdom - 4.1%
BP PLC	506,998	2,079,166
Burberry Group PLC	88,452	1,437,761
InterContinental Hotels Group PLC	23,780	1,011,677
Vodafone Group PLC	986,242	1,364,409
		5,893,013
United States - 25.4%
Allergan PLC	30,508	5,402,967
Apache Corp.	51,556	215,500
Booking Holdings, Inc. (A)	1,311	1,763,715
Comcast Corp., Class A	43,526	1,496,424
Dollar Tree, Inc. (A)	35,404	2,601,132
Exxon Mobil Corp.	20,735	787,308
Freeport-McMoRan, Inc.	178,497	1,204,855
Gilead Sciences, Inc.	57,218	4,277,618
Kellogg Company	65,119	3,906,489
Mattel, Inc. (A)	35,480	312,579
Oracle Corp.	57,361	2,772,257
Ross Stores, Inc.	2,500	217,425
The Kroger Company	112,266	3,381,452
The TJX Companies, Inc.	9,059	433,111
United Parcel Service, Inc., Class B	15,342	1,433,250
Verizon Communications, Inc.	27,496	1,477,360
Walgreens Boots Alliance, Inc.	74,890	3,426,218
Wells Fargo & Company	54,226	1,556,286
		36,665,946
TOTAL COMMON STOCKS (Cost $138,527,800)		$115,984,241
EXCHANGE-TRADED FUNDS - 4.7%
iShares MSCI ACWI ETF	108,259	6,773,766
TOTAL EXCHANGE-TRADED FUNDS (Cost $6,416,359)		$6,773,766
SHORT-TERM INVESTMENTS - 1.0%
U.S. Government Agency - 0.9%
Federal Home Loan Bank Discount Note 0.000%, 04/01/2020 *	$1,300,000	1,300,000
Short-term funds - 0.1%
John Hancock Collateral Trust, 1.1260% (C)(D)	9,935	99,327
TOTAL SHORT-TERM INVESTMENTS (Cost $1,399,269)		$1,399,327
Total Investments (Global Trust) (Cost $146,343,428) - 85.9%		$124,157,334
Other assets and liabilities, net - 14.1%		20,413,465
TOTAL NET ASSETS - 100.0%		$144,570,799
Security Abbreviations and Legend
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-20. The value of securities on loan amounted to $87,319.
(C)	The rate shown is the annualized seven-day yield as of 3-31-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
Health Sciences Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 95.4%
Consumer discretionary – 0.1%
Specialty retail – 0.1%
JAND, Inc., Class A (A)(B)(C)	14,867	$221,964
Health care – 94.9%
Biotechnology – 35.8%
AbbVie, Inc.	63,824	4,862,751
Abcam PLC	23,434	330,563
ACADIA Pharmaceuticals, Inc. (C)	58,386	2,466,809
Acceleron Pharma, Inc. (C)	24,727	2,222,215
Acerta Pharma BV, Class B (A)(B)(C)	4,276,305	396,841
Adverum Biotechnologies, Inc. (C)	25,397	248,129
Agios Pharmaceuticals, Inc. (C)	11,637	412,881
Aimmune Therapeutics, Inc. (C)	24,335	350,911
Akero Therapeutics, Inc. (C)	4,103	86,984
Alector, Inc. (C)	8,804	212,441
Alexion Pharmaceuticals, Inc. (C)	32,231	2,894,021
Alkermes PLC (C)	19,633	283,108
Allakos, Inc. (C)	2,614	116,297
Allogene Therapeutics, Inc. (C)	7,797	151,574
Alnylam Pharmaceuticals, Inc. (C)	24,872	2,707,317
Amarin Corp. PLC, ADR (C)	61,214	244,856
Amgen, Inc.	28,500	5,777,805
Apellis Pharmaceuticals, Inc. (C)	9,472	253,755
Applied Therapeutics, Inc. (C)	600	19,614
Arcutis Biotherapeutics, Inc. (C)	4,960	147,808
Ardelyx, Inc. (C)	22,814	129,698
Argenx SE, ADR (C)	13,329	1,755,829
Ascendis Pharma A/S, ADR (C)	21,118	2,378,098
Assembly Biosciences, Inc. (C)	6,774	100,458
Avrobio, Inc. (C)	5,977	93,002
Beam Therapeutics, Inc. (C)	2,325	41,850
BeiGene, Ltd., ADR (C)	5,423	667,626
BELLUS Health, Inc. (C)	10,094	100,738
Biogen, Inc. (C)	14,690	4,647,622
BioMarin Pharmaceutical, Inc. (C)	17,093	1,444,359
Bluebird Bio, Inc. (C)	9,834	451,971
Blueprint Medicines Corp. (C)	11,214	655,795
ChemoCentryx, Inc. (C)	3,962	159,193
Constellation Pharmaceuticals, Inc. (C)	6,600	207,438
Cortexyme, Inc. (C)	1,200	54,732
CRISPR Therapeutics AG (C)	5,214	221,126
Cyclerion Therapeutics, Inc. (C)	8,100	21,465
Deciphera Pharmaceuticals, Inc. (C)	11,218	461,845
Denali Therapeutics, Inc. (C)	11,675	204,429
Dicerna Pharmaceuticals, Inc. (C)	24,778	455,172
Enanta Pharmaceuticals, Inc. (C)	9,923	510,340
Epizyme, Inc. (C)	14,713	228,199
Esperion Therapeutics, Inc. (C)	2,800	88,284
Exact Sciences Corp. (C)	26,102	1,513,916
Exelixis, Inc. (C)	74,518	1,283,200
Fate Therapeutics, Inc. (C)	10,703	237,714
FibroGen, Inc. (C)	15,647	543,733
G1 Therapeutics, Inc. (C)	7,707	84,931
Galapagos NV (C)	4,545	892,535
Global Blood Therapeutics, Inc. (C)	19,532	997,890
Gritstone Oncology, Inc. (C)	5,800	33,756
Homology Medicines, Inc. (C)	14,662	227,847
IGM Biosciences, Inc. (C)	7,954	446,617
Immunomedics, Inc. (C)	24,269	327,146
Incyte Corp. (C)	43,505	3,185,871
Insmed, Inc. (C)	18,917	303,240
Intercept Pharmaceuticals, Inc. (C)	5,247	330,351
Ionis Pharmaceuticals, Inc. (C)	15,470	731,422
Iovance Biotherapeutics, Inc. (C)	47,614	1,425,325
Kadmon Holdings, Inc. (C)	50,254	210,564
Karuna Therapeutics, Inc. (C)	9,447	680,184

67

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Karyopharm Therapeutics, Inc. (C)	11,086	$212,962
Kodiak Sciences, Inc. (C)	21,733	1,036,664
Krystal Biotech, Inc. (C)	5,189	224,372
Minerva Neurosciences, Inc. (C)	14,976	90,156
Mirati Therapeutics, Inc. (C)	8,395	645,324
Moderna, Inc. (C)	5,400	161,730
Momenta Pharmaceuticals, Inc. (C)	20,165	548,488
MorphoSys AG (C)	4,007	385,815
Neurocrine Biosciences, Inc. (C)	22,515	1,948,673
Orchard Therapeutics PLC, ADR (C)	13,631	102,641
Passage Bio, Inc. (C)	3,328	52,416
PhaseBio Pharmaceuticals, Inc. (C)	15,205	50,329
Principia Biopharma, Inc. (C)	7,778	461,858
Progenics Pharmaceuticals, Inc. (C)	28,500	108,300
PTC Therapeutics, Inc. (C)	8,905	397,252
Puma Biotechnology, Inc. (C)	16,200	136,728
Radius Health, Inc. (C)	13,791	179,283
RAPT Therapeutics, Inc. (C)	9,295	197,705
Regeneron Pharmaceuticals, Inc. (C)	9,591	4,683,189
REGENXBIO, Inc. (C)	6,700	216,946
REVOLUTION Medicines, Inc. (C)	2,388	52,321
Rocket Pharmaceuticals, Inc. (C)	16,955	236,522
Sage Therapeutics, Inc. (C)	14,712	422,529
Sarepta Therapeutics, Inc. (C)	11,368	1,112,018
Scholar Rock Holding Corp. (C)	5,587	67,659
Seattle Genetics, Inc. (C)	28,123	3,244,832
Stoke Therapeutics, Inc. (C)	7,038	161,170
Translate Bio, Inc. (C)	2,800	27,916
Turning Point Therapeutics, Inc. (C)	7,418	331,288
Ultragenyx Pharmaceutical, Inc. (C)	18,099	804,139
uniQure NV (C)	3,300	156,585
United Therapeutics Corp. (C)	3,100	293,958
Vertex Pharmaceuticals, Inc. (C)	45,791	10,895,968
X4 Pharmaceuticals, Inc. (C)	2,700	27,000
Xencor, Inc. (C)	20,834	622,520
Zai Lab, Ltd., ADR (C)	4,374	225,174
Zealand Pharma A/S, ADR (C)	3,482	120,129
Zeneca, Inc. (B)(C)	13,151	8,088
Zymeworks, Inc. (C)	11,723	415,815
		83,788,653
Health care equipment and supplies – 20.6%
Alcon, Inc. (C)	32,829	1,681,854
AtriCure, Inc. (C)	12,700	426,593
Becton, Dickinson and Company	34,808	7,997,834
Danaher Corp.	36,839	5,098,886
DexCom, Inc. (C)	9,210	2,479,977
DiaSorin SpA	5,165	680,820
Envista Holdings Corp. (C)	52,904	790,386
GenMark Diagnostics, Inc. (C)	34,260	141,151
Hologic, Inc. (C)	55,000	1,930,500
ICU Medical, Inc. (C)	3,925	791,947
Insulet Corp. (C)	6,900	1,143,192
Intuitive Surgical, Inc. (C)	17,410	8,621,606
iRhythm Technologies, Inc. (C)	6,282	511,041
Lantheus Holdings, Inc. (C)	19,644	250,657
Nevro Corp. (C)	13,240	1,323,735
Novocure, Ltd. (C)	9,176	617,912
Penumbra, Inc. (C)	7,229	1,166,255
Quidel Corp. (C)	14,329	1,401,519
Shockwave Medical, Inc. (C)	4,275	141,845
Silk Road Medical, Inc. (C)	1,823	57,388
Stryker Corp.	31,009	5,162,688
Tandem Diabetes Care, Inc. (C)	4,400	283,140
Teleflex, Inc.	6,135	1,796,696
The Cooper Companies, Inc.	5,258	1,449,473
Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
West Pharmaceutical Services, Inc.	10,853	$1,652,369
Zimmer Biomet Holdings, Inc.	5,750	581,210
		48,180,674
Health care providers and services – 16.5%
Acadia Healthcare Company, Inc. (C)	13,100	240,385
Amedisys, Inc. (C)	4,507	827,215
Anthem, Inc.	12,705	2,884,543
Cardinal Health, Inc.	9,500	455,430
Centene Corp. (C)	91,247	5,420,984
Cigna Corp.	26,886	4,763,661
Guardant Health, Inc. (C)	6,194	431,102
HCA Healthcare, Inc.	33,083	2,972,508
Humana, Inc.	15,561	4,886,465
McKesson Corp.	3,700	500,462
Molina Healthcare, Inc. (C)	11,909	1,663,806
Option Care Health, Inc. (C)	9,759	92,418
The Pennant Group, Inc. (C)	11,735	166,168
UnitedHealth Group, Inc.	53,355	13,305,670
		38,610,817
Health care technology – 0.8%
HTG Molecular Diagnostics, Inc. (C)	34,959	11,362
Phreesia, Inc. (C)	6,466	135,980
Schrodinger, Inc. (C)	4,954	213,616
Teladoc Health, Inc. (C)	2,800	434,028
Veeva Systems, Inc., Class A (C)	6,999	1,094,434
		1,889,420
Life sciences tools and services – 7.8%
10X Genomics, Inc., Class A (C)	4,636	288,916
Adaptive Biotechnologies Corp. (C)	12,272	340,916
Agilent Technologies, Inc.	49,271	3,528,789
Avantor, Inc. (C)	81,304	1,015,487
Bruker Corp.	26,802	961,120
Evotec SE (C)	26,952	585,123
Lonza Group AG (C)	1,949	801,670
Mettler-Toledo International, Inc. (C)	1,086	749,894
PPD, Inc. (C)	15,758	280,650
PRA Health Sciences, Inc. (C)	7,608	631,768
Quanterix Corp. (C)	18,700	343,519
Repligen Corp. (C)	1,226	118,358
Thermo Fisher Scientific, Inc.	29,578	8,388,321
Wuxi Biologics Cayman, Inc. (C)(D)	21,500	274,487
		18,309,018
Pharmaceuticals – 13.4%
Arvinas, Inc. (C)	1,100	44,330
Astellas Pharma, Inc.	46,300	713,361
AstraZeneca PLC, ADR	81,108	3,622,283
Axsome Therapeutics, Inc. (C)	6,121	360,098
Bayer AG	13,777	789,401
Bristol-Myers Squibb Company	41,952	2,338,404
Cara Therapeutics, Inc. (C)	19,833	261,994
Catalent, Inc. (C)	14,481	752,288
Chugai Pharmaceutical Company, Ltd.	15,800	1,827,993
Daiichi Sankyo Company, Ltd.	23,600	1,620,768
Eisai Company, Ltd.	13,800	1,009,434
Elanco Animal Health, Inc. (C)	22,308	499,476
Eli Lilly & Company	39,450	5,472,504
GW Pharmaceuticals PLC, ADR (C)	4,077	357,023
Intra-Cellular Therapies, Inc. (C)	11,549	177,508
Ipsen SA	6,997	358,665
Merck & Company, Inc.	51,516	3,963,641
Milestone Pharmaceuticals, Inc. (C)	8,804	16,199
MyoKardia, Inc. (C)	14,745	691,246
Nektar Therapeutics (C)	14,400	257,040
Novartis AG	19,847	1,637,353

68

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Odonate Therapeutics, Inc. (C)	9,305	$256,911
Perrigo Company PLC	267	12,840
Reata Pharmaceuticals, Inc., Class A (C)	4,504	650,107
Roche Holding AG	9,711	3,124,435
Tricida, Inc. (C)	18,825	414,150
WaVe Life Sciences, Ltd. (C)	6,914	64,779
Zogenix, Inc. (C)	9,122	225,587
		31,519,818
		222,298,400
Industrials – 0.4%
Industrial conglomerates – 0.4%
General Electric Company	120,600	957,564
TOTAL COMMON STOCKS (Cost $192,366,506)		$223,477,928
PREFERRED SECURITIES – 1.1%
Consumer discretionary – 0.2%
Specialty retail – 0.2%
JAND, Inc., Series D (A)(B)(C)	33,198	495,646
Health care – 0.7%
Health care equipment and supplies – 0.7%
Becton, Dickinson and Company, 6.125%	9,988	522,173
Sartorius AG	4,418	1,056,236
		1,578,409
Pharmaceuticals – 0.0%
Elanco Animal Health, Inc., 5.000%	1,315	54,099
		1,632,508
Information technology – 0.2%
Software – 0.2%
Doximity, Inc. (A)(B)(C)	31,611	449,192
TOTAL PREFERRED SECURITIES (Cost $1,756,624)		$2,577,346
RIGHTS – 0.1%
Bristol-Myers Squibb Company (Expiration Date: 3-31-21) (C)(E)	64,896	246,605
TOTAL RIGHTS (Cost $225,295)		$246,605
SHORT-TERM INVESTMENTS – 3.2%
Short-term funds – 3.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.3210% (F)	575,432	575,432
T. Rowe Price Government Reserve Fund, 0.9288% (F)	6,836,448	6,836,448
TOTAL SHORT-TERM INVESTMENTS (Cost $7,411,880)		$7,411,880
Total Investments (Health Sciences Trust) (Cost $201,760,305) – 99.8%		$233,713,759
Other assets and liabilities, net – 0.2%		412,970
TOTAL NET ASSETS – 100.0%		$234,126,729
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to Portfolio of Investments.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	Non-income producing security.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
Health Sciences Trust (continued)
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 3-31-20.
High Yield Trust
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 0.7%
Argentina – 0.3%
Provincia de Buenos Aires 7.875%, 06/15/2027		$680,000	$176,800
Republic of Argentina
5.625%, 01/26/2022		230,000	66,700
6.875%, 04/22/2021 to 01/26/2027		530,000	148,253
7.500%, 04/22/2026		200,000	55,502
7.625%, 04/22/2046		200,000	51,002
			498,257
Brazil – 0.4%
Federative Republic of Brazil 10.000%, 01/01/2021 to 01/01/2027	BRL	2,634,000	574,751
Indonesia – 0.0%
Republic of Indonesia 8.375%, 03/15/2034	IDR	74,000,000	4,492
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $2,690,458)			$1,077,500
CORPORATE BONDS – 83.7%
Communication services – 18.5%
Allen Media LLC 10.500%, 02/15/2028 (A)		$810,000	663,107
Altice France Holding SA 10.500%, 05/15/2027 (A)		240,000	253,200
Altice France SA 7.375%, 05/01/2026 (A)		2,660,000	2,686,600
AMC Entertainment Holdings, Inc. 6.125%, 05/15/2027 (B)		410,000	170,150
American Media LLC 10.500%, 12/31/2026 (A)		780,000	822,900
CCO Holdings LLC
4.500%, 08/15/2030 to 05/01/2032 (A)		940,000	919,664
5.125%, 05/01/2023 to 05/01/2027 (A)		2,190,000	2,208,158
CenturyLink, Inc.
4.000%, 02/15/2027 (A)		420,000	401,100
5.625%, 04/01/2025		250,000	251,248
Charter Communications Operating LLC 6.484%, 10/23/2045		450,000	550,173
Cogent Communications Group, Inc. 5.375%, 03/01/2022 (A)		770,000	773,850
CSC Holdings LLC
5.375%, 07/15/2023 (A)		940,000	949,400
6.500%, 02/01/2029 (A)		800,000	862,792
10.875%, 10/15/2025 (A)		243,000	261,833
DISH DBS Corp.
5.875%, 11/15/2024		840,000	818,017
7.750%, 07/01/2026 (B)		2,110,000	2,168,025
iHeartCommunications, Inc.
4.750%, 01/15/2028 (A)		580,000	522,000
5.250%, 08/15/2027 (A)		660,000	575,124
Intelsat Jackson Holdings SA
5.500%, 08/01/2023		280,000	172,200
8.000%, 02/15/2024 (A)		560,000	541,094
Lions Gate Capital Holdings LLC 5.875%, 11/01/2024 (A)		1,010,000	860,328
Match Group, Inc.
5.000%, 12/15/2027 (A)		370,000	353,350
6.375%, 06/01/2024		340,000	342,553
Netflix, Inc.
4.375%, 11/15/2026		650,000	651,625
4.875%, 06/15/2030 (A)		150,000	152,273
5.375%, 11/15/2029 (A)		540,000	564,300

69

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Netflix, Inc. (continued)
6.375%, 05/15/2029	$700,000	$763,000
Sirius XM Radio, Inc. 4.625%, 07/15/2024 (A)	230,000	233,434
Sprint Capital Corp. 8.750%, 03/15/2032	465,000	614,963
Sprint Communications, Inc. 11.500%, 11/15/2021	470,000	518,175
Sprint Corp.
7.250%, 09/15/2021	1,500,000	1,546,050
7.625%, 02/15/2025	510,000	564,392
7.875%, 09/15/2023	2,170,000	2,392,157
TEGNA, Inc. 5.000%, 09/15/2029 (A)	410,000	369,000
Telecom Italia SpA 5.303%, 05/30/2024 (A)	800,000	804,048
T-Mobile USA, Inc. 6.000%, 04/15/2024	60,000	60,900
Twitter, Inc. 3.875%, 12/15/2027 (A)	500,000	480,938
Univision Communications, Inc. 5.125%, 02/15/2025 (A)	540,000	460,350
UPC Holding BV 5.500%, 01/15/2028 (A)	430,000	404,200
Virgin Media Secured Finance PLC 5.500%, 08/15/2026 to 05/15/2029 (A)	1,810,000	1,832,200
		30,538,871
Consumer discretionary – 12.9%
American Axle & Manufacturing, Inc. 6.500%, 04/01/2027 (B)	621,000	478,946
Boyne USA, Inc. 7.250%, 05/01/2025 (A)	500,000	477,500
Brinker International, Inc. 5.000%, 10/01/2024 (A)	310,000	223,200
Carriage Services, Inc. 6.625%, 06/01/2026 (A)	640,000	628,800
Century Communities, Inc. 5.875%, 07/15/2025	1,040,000	891,041
Delphi Technologies PLC 5.000%, 10/01/2025 (A)	200,000	159,500
ESH Hospitality, Inc.
4.625%, 10/01/2027 (A)	10,000	7,800
5.250%, 05/01/2025 (A)	560,000	470,400
Fontainebleau Las Vegas Holdings LLC 10.250%, 06/15/2015 (A)(C)	3,600,425	13,322
Ford Motor Credit Company LLC 3.087%, 01/09/2023	830,000	747,000
frontdoor, Inc. 6.750%, 08/15/2026 (A)	610,000	584,075
Golden Nugget, Inc. 8.750%, 10/01/2025 (A)	740,000	382,025
Hanesbrands, Inc.
4.625%, 05/15/2024 (A)	510,000	504,900
4.875%, 05/15/2026 (A)	450,000	442,125
Hilton Worldwide Finance LLC 4.625%, 04/01/2025 (B)	300,000	279,000
Installed Building Products, Inc. 5.750%, 02/01/2028 (A)	410,000	390,525
L Brands, Inc.
5.250%, 02/01/2028	1,340,000	1,023,626
7.500%, 06/15/2029	160,000	126,224
Lennar Corp.
4.500%, 04/30/2024	90,000	88,024
4.750%, 11/29/2027	400,000	399,000
5.875%, 11/15/2024	810,000	819,315
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Levi Strauss & Company 5.000%, 05/01/2025	$690,000	$652,050
Melco Resorts Finance, Ltd. 5.375%, 12/04/2029 (A)	340,000	292,508
MGM Resorts International 6.000%, 03/15/2023	610,000	588,650
Michaels Stores, Inc. 8.000%, 07/15/2027 (A)(B)	310,000	229,400
Mohegan Gaming & Entertainment 7.875%, 10/15/2024 (A)	900,000	666,000
NCL Corp., Ltd. 3.625%, 12/15/2024 (A)	390,000	248,742
New Red Finance, Inc.
3.875%, 01/15/2028 (A)	490,000	465,500
4.250%, 05/15/2024 (A)	740,000	738,143
Party City Holdings, Inc. 6.625%, 08/01/2026 (A)	640,000	64,000
PetSmart, Inc. 8.875%, 06/01/2025 (A)(B)	260,000	235,300
Sands China, Ltd. 5.400%, 08/08/2028	200,000	187,402
Scientific Games International, Inc. 7.000%, 05/15/2028 (A)	630,000	387,450
Service Corp. International
5.125%, 06/01/2029	400,000	408,000
5.375%, 05/15/2024	230,000	234,025
7.500%, 04/01/2027	480,000	518,400
Silversea Cruise Finance, Ltd. 7.250%, 02/01/2025 (A)	512,000	435,200
Speedway Motorsports LLC 4.875%, 11/01/2027 (A)	670,000	603,000
Sugarhouse HSP Gaming Prop Mezz LP 5.875%, 05/15/2025 (A)	270,000	221,319
Taylor Morrison Communities, Inc.
5.875%, 01/31/2025 (A)	50,000	46,500
6.000%, 09/01/2023 (A)	390,000	374,400
The ServiceMaster Company LLC 5.125%, 11/15/2024 (A)	550,000	543,125
The William Carter Company 5.625%, 03/15/2027 (A)	330,000	316,326
Time Warner Cable LLC 7.300%, 07/01/2038	440,000	540,481
TopBuild Corp. 5.625%, 05/01/2026 (A)	850,000	782,000
Viking Cruises, Ltd. 5.875%, 09/15/2027 (A)	640,000	374,470
VOC Escrow, Ltd. 5.000%, 02/15/2028 (A)	1,275,000	932,216
WW International, Inc. 8.625%, 12/01/2025 (A)(B)	650,000	557,375
Wynn Macau, Ltd. 5.125%, 12/15/2029 (A)(B)	260,000	218,400
Yum! Brands, Inc. 7.750%, 04/01/2025 (A)	180,000	189,000
		21,185,730
Consumer staples – 3.6%
Altria Group, Inc. 5.950%, 02/14/2049	350,000	407,216
Cott Holdings, Inc. 5.500%, 04/01/2025 (A)	620,000	601,400
Kraft Heinz Foods Company
4.875%, 02/15/2025 (A)	1,320,000	1,322,968
5.200%, 07/15/2045	450,000	433,112
Lamb Weston Holdings, Inc. 4.875%, 11/01/2026 (A)	810,000	824,078

70

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Sally Holdings LLC 5.625%, 12/01/2025	$510,000	$411,182
Simmons Foods, Inc. 5.750%, 11/01/2024 (A)	790,000	717,162
Spectrum Brands, Inc.
5.000%, 10/01/2029 (A)	230,000	195,500
5.750%, 07/15/2025	210,000	196,350
6.125%, 12/15/2024	230,000	219,650
Sysco Corp. 5.950%, 04/01/2030	570,000	600,203
		5,928,821
Energy – 7.4%
Antero Midstream Partners LP 5.375%, 09/15/2024	290,000	201,463
Blue Racer Midstream LLC
6.125%, 11/15/2022 (A)	1,130,000	847,500
6.625%, 07/15/2026 (A)	670,000	388,600
Callon Petroleum Company 8.250%, 07/15/2025	260,000	41,600
Chesapeake Energy Corp. 5.375%, 06/15/2021 (B)	280,000	42,700
Comstock Resources, Inc. 7.500%, 05/15/2025 (A)	600,000	420,000
DCP Midstream Operating LP
6.450%, 11/03/2036 (A)	280,000	134,316
6.750%, 09/15/2037 (A)	590,000	318,600
Endeavor Energy Resources LP 5.500%, 01/30/2026 (A)	140,000	96,629
MEG Energy Corp.
7.000%, 03/31/2024 (A)	228,000	105,165
7.125%, 02/01/2027 (A)	1,120,000	557,200
Montage Resources Corp. 8.875%, 07/15/2023	730,000	492,750
NGPL PipeCo LLC
4.375%, 08/15/2022 (A)	380,000	362,570
4.875%, 08/15/2027 (A)	260,000	231,602
7.768%, 12/15/2037 (A)	500,000	498,144
Oasis Petroleum, Inc.
6.875%, 03/15/2022	440,000	86,900
6.875%, 01/15/2023 (B)	747,000	153,135
Occidental Petroleum Corp.
2.900%, 08/15/2024	740,000	403,300
5.550%, 03/15/2026	380,000	202,659
6.950%, 07/01/2024	450,000	254,164
Petrobras Global Finance BV
5.750%, 02/01/2029	100,000	94,330
6.850%, 06/05/2115	410,000	387,450
Precision Drilling Corp. 7.125%, 01/15/2026 (A)	660,000	217,800
Range Resources Corp.
5.000%, 03/15/2023 (B)	470,000	347,936
9.250%, 02/01/2026 (A)	210,000	126,000
Rockies Express Pipeline LLC
6.875%, 04/15/2040 (A)	480,000	288,649
7.500%, 07/15/2038 (A)	630,000	378,076
Shelf Drilling Holdings, Ltd. 8.250%, 02/15/2025 (A)	860,000	411,080
Teine Energy, Ltd. 6.875%, 09/30/2022 (A)	430,000	399,900
The Williams Companies, Inc.
7.500%, 01/15/2031	780,000	907,271
8.750%, 03/15/2032	120,000	130,526
Transocean Guardian, Ltd. 5.875%, 01/15/2024 (A)	334,000	267,200
High Yield Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Transocean Pontus, Ltd. 6.125%, 08/01/2025 (A)		$509,350	$412,574
Transocean, Inc.
6.800%, 03/15/2038		360,000	82,800
7.250%, 11/01/2025 (A)		170,000	85,476
8.000%, 02/01/2027 (A)		220,000	104,500
Vesta Energy Corp. 8.125%, 07/24/2023 (A)	CAD	490,000	194,809
Viper Energy Partners LP 5.375%, 11/01/2027 (A)		$210,000	176,400
Western Midstream Operating LP 3.100%, 02/01/2025		820,000	428,980
WPX Energy, Inc.
5.250%, 10/15/2027		360,000	198,000
8.250%, 08/01/2023		870,000	639,450
			12,118,204
Financials – 9.0%
Allied Universal Holdco LLC 6.625%, 07/15/2026 (A)		1,160,000	1,135,357
Ally Financial, Inc. 8.000%, 11/01/2031		80,000	91,960
ASP AMC Merger Sub, Inc. 8.000%, 05/15/2025 (A)		750,000	431,250
Banco Mercantil del Norte SA (6.875% to 7-6-22, then 5 Year CMT + 5.035%) 07/06/2022 (A)(D)		200,000	159,000
Bank of America Corp. (5.875% to 3-15-28, then 3 month LIBOR + 2.931%) 03/15/2028 (D)		250,000	253,335
Barclays Bank PLC 7.625%, 11/21/2022		200,000	204,600
Barclays PLC (5.088% to 6-20-29, then 3 month LIBOR + 3.054%) 06/20/2030		1,020,000	1,056,778
Barclays PLC (8.000% to 12-15-20, then 5 Year Euro Swap Rate + 6.750%) 12/15/2020 (D)	EUR	500,000	522,507
Barclays PLC (8.000% to 6-15-24, then 5 Year CMT + 5.672%) 06/15/2024 (D)		$380,000	352,872
BNP Paribas SA (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%) 08/19/2025 (A)(D)		390,000	372,450
CIT Group, Inc.
5.250%, 03/07/2025		140,000	136,500
6.125%, 03/09/2028		190,000	178,600
Citigroup, Inc. (5.950% to 5-15-25, then 3 month LIBOR + 3.905%) 05/15/2025 (B)(D)		220,000	213,125
Citigroup, Inc. (6.300% to 5-15-24, then 3 month LIBOR + 3.423%) 05/15/2024 (D)		410,000	387,553
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) 12/23/2025 (A)(D)		890,000	916,700
Credit Suisse Group AG (6.375% to 8-21-26, then 5 Year CMT + 4.822%) 08/21/2026 (A)(D)		430,000	377,411
Credit Suisse Group AG (7.250% to 9-12-25, then 5 Year CMT + 4.332%) 09/12/2025 (A)(D)		200,000	181,500
DAE Funding LLC 5.750%, 11/15/2023 (A)		1,170,000	1,082,250
Donnelley Financial Solutions, Inc. 8.250%, 10/15/2024		590,000	554,600

71

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Fidelity & Guaranty Life Holdings, Inc. 5.500%, 05/01/2025 (A)	$440,000	$434,632
FirstCash, Inc. 5.375%, 06/01/2024 (A)	530,000	507,475
HSBC Holdings PLC (6.375% to 3-30-25, then 5 Year ICE Swap Rate + 4.368%) 03/30/2025 (D)	200,000	187,000
HSBC Holdings PLC (6.500% to 3-23-28, then 5 Year ICE Swap Rate + 3.606%) 03/23/2028 (D)	530,000	495,550
Intesa Sanpaolo SpA 5.017%, 06/26/2024 (A)	200,000	204,107
Ladder Capital Finance Holdings LLLP 4.250%, 02/01/2027 (A)	460,000	363,400
Navient Corp.
5.875%, 03/25/2021	90,000	87,867
6.625%, 07/26/2021	210,000	215,250
Quicken Loans, Inc.
5.250%, 01/15/2028 (A)	1,300,000	1,271,140
5.750%, 05/01/2025 (A)	310,000	308,450
The Royal Bank of Scotland Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) 08/15/2021 (D)	1,180,000	1,150,500
UBS Group AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%) 01/31/2024 (A)(D)	550,000	517,000
UniCredit SpA (7.296% to 4-2-29, then 5 Year ICE Swap Rate + 4.914%) 04/02/2034 (A)	490,000	545,154
		14,895,873
Health care – 8.0%
Air Medical Group Holdings, Inc. 6.375%, 05/15/2023 (A)(B)	270,000	239,625
AMN Healthcare, Inc. 4.625%, 10/01/2027 (A)	160,000	151,593
Bausch Health Americas, Inc.
8.500%, 01/31/2027 (A)	20,000	20,900
9.250%, 04/01/2026 (A)	1,440,000	1,503,216
Bausch Health Companies, Inc.
5.000%, 01/30/2028 (A)	90,000	85,203
5.250%, 01/30/2030 (A)	20,000	18,700
5.500%, 11/01/2025 (A)	490,000	495,047
9.000%, 12/15/2025 (A)	970,000	1,022,574
Centene Corp.
3.375%, 02/15/2030 (A)	220,000	204,600
4.250%, 12/15/2027 (A)	300,000	300,570
4.625%, 12/15/2029 (A)	690,000	693,450
5.375%, 06/01/2026 (A)	730,000	751,980
Community Health Systems, Inc.
6.625%, 02/15/2025 (A)	810,000	749,250
8.000%, 03/15/2026 (A)	760,000	722,000
DaVita, Inc. 5.000%, 05/01/2025	110,000	109,856
HCA, Inc. 5.625%, 09/01/2028	1,520,000	1,590,984
HLF Financing Sarl LLC 7.250%, 08/15/2026 (A)	470,000	399,500
Immucor, Inc. 11.125%, 02/15/2022 (A)	320,000	288,000
LifePoint Health, Inc. 4.375%, 02/15/2027 (A)	450,000	423,900
Par Pharmaceutical, Inc. 7.500%, 04/01/2027 (A)	620,000	616,900
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Polaris Intermediate Corp. (8.500% Cash or 9.250% PIK) 8.500%, 12/01/2022 (A)	$510,000	$395,250
Radiology Partners, Inc. 9.250%, 02/01/2028 (A)(B)	660,000	571,395
RegionalCare Hospital Partners Holdings, Inc. 9.750%, 12/01/2026 (A)	400,000	378,860
Tenet Healthcare Corp. 8.125%, 04/01/2022	860,000	812,700
Teva Pharmaceutical Finance Netherlands III BV 7.125%, 01/31/2025 (A)	530,000	524,371
US Renal Care, Inc. 10.625%, 07/15/2027 (A)(B)	110,000	92,400
		13,162,824
Industrials – 9.7%
Ahern Rentals, Inc. 7.375%, 05/15/2023 (A)	130,000	74,100
Allison Transmission, Inc. 5.000%, 10/01/2024 (A)	210,000	203,700
Builders FirstSource, Inc. 5.000%, 03/01/2030 (A)	190,000	171,000
BWX Technologies, Inc. 5.375%, 07/15/2026 (A)	410,000	393,600
Cleaver-Brooks, Inc. 7.875%, 03/01/2023 (A)	200,000	166,000
Covanta Holding Corp. 5.875%, 07/01/2025	560,000	515,200
FXI Holdings, Inc. 7.875%, 11/01/2024 (A)	580,000	391,703
GFL Environmental, Inc.
5.125%, 12/15/2026 (A)	140,000	136,500
7.000%, 06/01/2026 (A)	264,000	255,530
8.500%, 05/01/2027 (A)	570,000	572,679
Global Aircraft Leasing Company, Ltd. (6.500% Cash or 7.250% PIK) 6.500%, 09/15/2024 (A)	2,050,000	1,320,200
Harsco Corp. 5.750%, 07/31/2027 (A)	360,000	333,122
Navios Maritime Acquisition Corp. 8.125%, 11/15/2021 (A)(B)	940,000	498,200
Park Aerospace Holdings, Ltd.
4.500%, 03/15/2023 (A)	830,000	719,866
5.250%, 08/15/2022 (A)	230,000	207,779
Park-Ohio Industries, Inc. 6.625%, 04/15/2027	549,000	433,938
Prime Security Services Borrower LLC
5.250%, 04/15/2024 (A)	30,000	29,634
5.750%, 04/15/2026 (A)	1,090,000	1,068,200
6.250%, 01/15/2028 (A)	920,000	793,500
Sensata Technologies, Inc. 4.375%, 02/15/2030 (A)	340,000	306,000
Signature Aviation US Holdings, Inc. 5.375%, 05/01/2026 (A)	610,000	590,175
Standard Industries, Inc.
4.750%, 01/15/2028 (A)	420,000	386,799
6.000%, 10/15/2025 (A)	330,000	324,324
The ADT Security Corp. 4.125%, 06/15/2023	700,000	684,243
United Airlines 2013-1 Class B Pass Through Trust 5.375%, 08/15/2021	286,959	281,478

72

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
United Airlines 2014-1 Class B Pass Through Trust 4.750%, 04/11/2022	$82,567	$80,707
United Rentals North America, Inc.
3.875%, 11/15/2027	150,000	141,750
4.875%, 01/15/2028	910,000	882,700
5.250%, 01/15/2030	1,060,000	1,059,682
5.500%, 05/15/2027	650,000	633,653
Waste Pro USA, Inc. 5.500%, 02/15/2026 (A)	440,000	408,232
XPO CNW, Inc. 6.700%, 05/01/2034	770,000	654,500
XPO Logistics, Inc.
6.125%, 09/01/2023 (A)	537,000	525,589
6.750%, 08/15/2024 (A)	800,000	782,240
		16,026,523
Information technology – 3.3%
Alliance Data Systems Corp. 4.750%, 12/15/2024 (A)	510,000	387,600
Amkor Technology, Inc. 6.625%, 09/15/2027 (A)	560,000	526,400
CDK Global, Inc.
4.875%, 06/01/2027	250,000	256,250
5.250%, 05/15/2029 (A)	30,000	30,600
5.875%, 06/15/2026	630,000	665,595
CommScope Technologies LLC
5.000%, 03/15/2027 (A)	180,000	156,150
6.000%, 06/15/2025 (A)	260,000	237,952
CommScope, Inc. 8.250%, 03/01/2027 (A)	860,000	828,954
Dell International LLC 7.125%, 06/15/2024 (A)(B)	360,000	371,700
Fair Isaac Corp. 4.000%, 06/15/2028 (A)	370,000	355,200
j2 Cloud Services LLC 6.000%, 07/15/2025 (A)	560,000	555,794
Level 3 Financing, Inc. 5.250%, 03/15/2026	210,000	209,869
Open Text Corp. 3.875%, 02/15/2028 (A)	250,000	235,000
Open Text Holdings, Inc. 4.125%, 02/15/2030 (A)	220,000	206,855
Western Digital Corp. 4.750%, 02/15/2026 (B)	470,000	477,755
		5,501,674
Materials – 7.5%
Alcoa Nederland Holding BV 6.125%, 05/15/2028 (A)	250,000	227,500
ArcelorMittal SA 6.750%, 03/01/2041	470,000	462,770
ARD Finance SA (6.500% Cash or 7.250% PIK) 6.500%, 06/30/2027 (A)	660,000	566,874
Ardagh Packaging Finance PLC 6.000%, 02/15/2025 (A)	1,070,000	1,072,996
BHP Billiton Finance USA, Ltd. (6.750% to 10-20-25, then 5 Year U.S. Swap Rate + 5.093%) 10/19/2075 (A)	250,000	265,065
Cascades, Inc. 5.375%, 01/15/2028 (A)	530,000	506,150
First Quantum Minerals, Ltd.
6.875%, 03/01/2026 (A)	620,000	497,550
7.500%, 04/01/2025 (A)	1,350,000	1,123,457
Flex Acquisition Company, Inc. 7.875%, 07/15/2026 (A)(B)	620,000	571,060
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Freeport-McMoRan, Inc.
3.550%, 03/01/2022	$248,000	$237,911
3.875%, 03/15/2023	160,000	152,400
4.550%, 11/14/2024	730,000	689,376
5.450%, 03/15/2043	2,030,000	1,816,850
Greif, Inc. 6.500%, 03/01/2027 (A)	1,010,000	968,691
Hudbay Minerals, Inc. 7.625%, 01/15/2025 (A)	250,000	217,500
Mercer International, Inc.
5.500%, 01/15/2026	380,000	288,743
7.375%, 01/15/2025	690,000	574,432
Midwest Vanadium Pty, Ltd. 11.500%, 02/15/2018 (A)(C)	913,644	1,142
Northwest Acquisitions ULC 7.125%, 11/01/2022 (A)	950,000	465,500
Olin Corp. 5.000%, 02/01/2030	420,000	360,738
Pactiv LLC
7.950%, 12/15/2025	380,000	395,200
8.375%, 04/15/2027	120,000	124,800
Summit Materials LLC 5.125%, 06/01/2025 (A)	300,000	279,000
Teck Resources, Ltd. 5.200%, 03/01/2042	670,000	506,131
		12,371,836
Real estate – 3.4%
CoreCivic, Inc.
4.625%, 05/01/2023	270,000	245,700
5.000%, 10/15/2022	250,000	239,053
CTR Partnership LP 5.250%, 06/01/2025	410,000	403,850
Five Point Operating Company LP 7.875%, 11/15/2025 (A)	800,000	688,000
Forestar Group, Inc.
5.000%, 03/01/2028 (A)	630,000	523,133
8.000%, 04/15/2024 (A)	640,000	646,400
MPT Operating Partnership LP
4.625%, 08/01/2029	560,000	515,200
5.000%, 10/15/2027	340,000	329,800
The GEO Group, Inc.
5.875%, 10/15/2024	750,000	525,000
6.000%, 04/15/2026	945,000	613,659
VICI Properties LP 4.625%, 12/01/2029 (A)	930,000	846,300
		5,576,095
Utilities – 0.4%
NRG Energy, Inc. 7.250%, 05/15/2026	40,000	41,900
Talen Energy Supply LLC
6.625%, 01/15/2028 (A)	410,000	343,545
10.500%, 01/15/2026 (A)	340,000	244,800
		630,245
TOTAL CORPORATE BONDS (Cost $158,182,262)		$137,936,696
CONVERTIBLE BONDS – 0.7%
Communication services – 0.4%
DISH Network Corp.
2.375%, 03/15/2024	420,000	332,850
3.375%, 08/15/2026	110,000	89,304
Live Nation Entertainment, Inc. 2.000%, 02/15/2025 (A)	200,000	159,110

73

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
Communication services (continued)
Vonage Holdings Corp. 1.750%, 06/01/2024 (A)	$100,000	$80,679
		661,943
Energy – 0.1%
Cheniere Energy, Inc. 4.250%, 03/15/2045	220,000	107,834
Financials – 0.0%
BofA Finance LLC 0.125%, 09/01/2022	90,000	88,740
Information technology – 0.2%
Vishay Intertechnology, Inc. 2.250%, 06/15/2025 (B)	380,000	337,488
TOTAL CONVERTIBLE BONDS (Cost $1,448,072)		$1,196,005
TERM LOANS (E) – 5.8%
Communication services – 0.3%
Allen Media LLC, 2020 Term Loan B (3 month LIBOR + 5.500%) 7.231%, 02/10/2027	250,000	207,500
iHeartCommunications, Inc., 2020 Term Loan (1 month LIBOR + 3.000%) 3.989%, 05/01/2026	352,870	295,529
		503,029
Consumer discretionary – 1.3%
CEOC LLC, Exit Term Loan (1 month LIBOR + 2.000%) 2.989%, 10/07/2024	675,008	545,630
Clarios Global LP, USD Term Loan B (1 month LIBOR + 3.500%) 4.441%, 04/30/2026	477,600	434,616
Michaels Stores, Inc., 2018 Term Loan B (1 and 3 month LIBOR + 2.500%) 3.534%, 01/30/2023	210,000	174,300
Mohegan Gaming & Entertainment, 2016 Term Loan B (1 month LIBOR + 4.375%) 5.375%, 10/13/2023	598,412	421,881
Spencer Spirit IH LLC, Term Loan B (1 month LIBOR + 6.000%) 6.924%, 06/19/2026	637,028	562,706
		2,139,133
Energy – 0.4%
Chesapeake Energy Corp., 2019 Last Out Term Loan (1 month LIBOR + 8.000%) 9.000%, 06/24/2024	540,000	207,900
Eastern Power LLC, Term Loan B (1 month LIBOR + 3.750%) 4.750%, 10/02/2025	360,000	309,899
Permian Production Partners LLC, 1st Lien Term Loan 0.000%, 05/20/2024 (C)	446,500	66,975
		584,774
Financials – 0.8%
Acrisure LLC, 2020 Term Loan B (3 month LIBOR + 3.500%) 5.207%, 02/15/2027	460,000	404,800
Amerilife Holdings LLC, 2020 Term Loan 03/18/2027 TBD (F)	132,955	107,693
Deerfield Dakota Holding LLC, 2020 2nd Lien Term Loan 03/06/2028 TBD (F)(G)	520,000	512,200
High Yield Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (E) (continued)
Financials (continued)
Jane Street Group LLC, 2020 Term Loan (3 month LIBOR + 3.000%) 4.613%, 01/31/2025	$327,517	$291,490
		1,316,183
Health care – 1.9%
Eyecare Partners LLC, 2020 2nd Lien Term Loan (3 month LIBOR + 8.250%) 9.139%, 02/04/2028	350,000	297,500
Eyecare Partners LLC, 2020 Term Loan (3 month LIBOR + 3.750%) 4.822%, 02/05/2027	405,405	324,324
Immucor, Inc., Extended Term Loan B (3 month LIBOR + 5.000%) 6.450%, 06/15/2021	284,321	243,094
McAfee LLC, 2018 USD Term Loan B (1 month LIBOR + 3.750%) 4.691%, 09/30/2024	365,697	341,316
Option Care Health, Inc., Term Loan B (1 month LIBOR + 4.500%) 5.489%, 08/06/2026	608,475	498,950
Radnet Management, Inc., Reprice Term Loan (3 month LIBOR + 3.500%) 5.350%, 06/30/2023	606,525	523,127
US Renal Care, Inc., 2019 Term Loan B (1 month LIBOR + 5.000%) 6.000%, 06/26/2026	1,104,450	954,565
		3,182,876
Industrials – 0.5%
Cornerstone Building Brands, Inc., 2018 Term Loan (1 month LIBOR + 3.750%) 4.561%, 04/12/2025	550,200	464,919
Rockwood Service Corp., 2020 Term Loan B 01/23/2027 TBD (F)	40,000	33,600
Temple Generation I LLC, 2nd Lien Term Loan (1 month LIBOR + 8.000%) 9.000%, 02/07/2023	292,660	291,196
		789,715
Information technology – 0.4%
Global Tel*Link Corp., 2018 1st Lien Term Loan (3 month LIBOR + 4.250%) 5.700%, 11/29/2025	664,950	558,558
Real estate – 0.2%
CoreCivic, Inc., 2019 Term Loan, 2019 Term Loan (1 month LIBOR + 4.500%) 5.500%, 12/12/2024	434,500	378,015
TOTAL TERM LOANS (Cost $11,635,475)		$9,452,283
ASSET BACKED SECURITIES – 3.6%
Avery Point VI CLO, Ltd. Series 2015-6A, Class E1 (3 month LIBOR + 5.500%) 7.241%, 08/05/2027 (A)(H)	500,000	299,681
BlueMountain CLO, Ltd.
Series 2015-2A, Class ER (3 month LIBOR + 5.200%) 7.019%, 07/18/2027 (A)(H)	250,000	145,812
Series 2016-2A, Class DR (3 month LIBOR + 7.790%) 9.485%, 08/20/2032 (A)(H)	300,000	188,661
Carlyle US CLO, Ltd. Series 2017-2A, Class C (3 month LIBOR + 3.700%) 5.519%, 07/20/2031 (A)(H)	750,000	571,646

74

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Catskill Park CLO, Ltd. Series 2017-1A, Class D (3 month LIBOR + 6.000%) 7.819%, 04/20/2029 (A)(H)	$500,000	$304,663
Cent CLO 24, Ltd. Series 2015-24A, Class CR (3 month LIBOR + 3.150%) 4.981%, 10/15/2026 (A)(H)	360,000	298,718
Cook Park CLO, Ltd. Series 2018-1A, Class E (3 month LIBOR + 5.400%) 7.236%, 04/17/2030 (A)(H)	250,000	151,078
Cumberland Park CLO, Ltd. Series 2015-2A, Class ER (3 month LIBOR + 5.650%) 7.469%, 07/20/2028 (A)(H)	750,000	466,832
CVP CLO, Ltd. Series 2017-2A, Class D (3 month LIBOR + 2.650%) 4.469%, 01/20/2031 (A)(H)	500,000	353,888
Greenwood Park CLO, Ltd.
Series 2018-1A, Class D (3 month LIBOR + 2.500%) 4.331%, 04/15/2031 (A)(H)	290,000	209,209
Series 2018-1A, Class E (3 month LIBOR + 4.950%) 6.781%, 04/15/2031 (A)(H)	250,000	144,997
Greywolf CLO, Ltd. Series 2019-1A, Class C (3 month LIBOR + 3.950%) 5.786%, 04/17/2030 (A)(H)	250,000	207,485
Oaktree CLO, Ltd. Series 2015-1A, Class DR (3 month LIBOR + 5.200%) 7.019%, 10/20/2027 (A)(H)	250,000	173,994
Octagon Investment Partners XWIII, Ltd. Series 2015-1A, Class ER (3 month LIBOR + 5.750%) 7.581%, 07/15/2027 (A)(H)	250,000	160,072
OZLM XIX, Ltd. Series 2017-19A, Class C (3 month LIBOR + 3.100%) 4.931%, 11/22/2030 (A)(H)	810,000	613,612
Saranac CLO III, Ltd. Series 2014-3A, Class DR (3 month LIBOR + 3.250%) 4.445%, 06/22/2030 (A)(H)	570,000	419,754
Sound Point CLO, Ltd. Series 2013-2RA, Class E (3 month LIBOR + 6.000%) 7.831%, 04/15/2029 (A)(H)	350,000	172,410
THL Credit Wind River CLO, Ltd. Series 2016-1A, Class ER (3 month LIBOR + 5.550%) 7.381%, 07/15/2028 (A)(H)	750,000	460,379
Treman Park CLO, Ltd. Series 2015-1A, Class ERR (3 month LIBOR + 5.500%) 7.319%, 10/20/2028 (A)(H)	250,000	154,708
High Yield Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Venture XVII CLO, Ltd.
Series 2014-17A, Class DRR (3 month LIBOR + 2.820%) 4.651%, 04/15/2027 (A)(H)	$350,000	$274,573
Series 2014-17A, Class ERR (3 month LIBOR + 5.740%) 7.571%, 04/15/2027 (A)(H)	350,000	208,242
TOTAL ASSET BACKED SECURITIES (Cost $8,736,989)		$5,980,414
COMMON STOCKS – 0.3%
Communication services – 0.0%
New Cotai, Inc., Class B (G)(I)(J)	3	0
Vertis Holdings, Inc. (G)(J)	69,391	0
		0
Energy – 0.3%
Berry Corp.	146,822	353,841
Hercules Offshore, Inc. (G)(J)	45,689	42,961
KCAD Holdings I, Ltd. (G)(I)(J)	165,553,563	166
Montage Resources Corp. (B)(J)	28,903	65,032
MWO Holdings LLC (G)(I)(J)	445	25,841
		487,841
TOTAL COMMON STOCKS (Cost $9,825,743)		$487,841
PREFERRED SECURITIES – 0.9%
Financials – 0.7%
B. Riley Financial, Inc., 6.875%	8,875	179,985
GMAC Capital Trust I (3 month LIBOR + 5.785%), 7.477% (H)	51,072	1,047,487
		1,227,472
Industrials – 0.1%
GFL Environmental, Inc., 6.000%	3,600	164,844
Utilities – 0.1%
NextEra Energy, Inc., 5.279%	3,300	145,497
TOTAL PREFERRED SECURITIES (Cost $1,764,425)		$1,537,813
ESCROW SHARES – 0.0%
Bossier Casino Venture Holdco, Inc. (G)(J)	43,365	11,275
TOTAL ESCROW SHARES (Cost $0)		$11,275
ESCROW CERTIFICATES – 0.0%
Adelphia Communications Corp.
7.750%, 01/15/2049 (G)(J)	$3,000,000	0
9.875%, 03/01/2049 (G)(J)	2,050,000	0
10.250%, 11/01/2049 (G)(J)	1,025,000	0
TOTAL ESCROW CERTIFICATES (Cost $391,849)		$0
SHORT-TERM INVESTMENTS – 6.6%
Short-term funds – 6.6%
John Hancock Collateral Trust, 1.1260% (K)(L)	749,833	7,496,455
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 0.3490% (K)	3,332,519	3,332,519
TOTAL SHORT-TERM INVESTMENTS (Cost $10,831,238)		$10,828,974
Total Investments (High Yield Trust) (Cost $205,506,511) – 102.3%		$168,508,801
Other assets and liabilities, net – (2.3%)		(3,708,133)
TOTAL NET ASSETS – 100.0%		$164,800,668
Currency Abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro

75

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
IDR	Indonesian Rupiah
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $93,125,990 or 56.5% of the fund's net assets as of 3-31-20.
(B)	All or a portion of this security is on loan as of 3-31-20. The value of securities on loan amounted to $7,341,586.
(C)	Non-income producing - Issuer is in default.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
High Yield Trust (continued)
(E)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(F)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(G)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(H)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(I)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to Portfolio of Investments.
(J)	Non-income producing security.
(K)	The rate shown is the annualized seven-day yield as of 3-31-20.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	86	Long	Jun 2020	$10,374,287	$10,780,906	$406,619
10-Year U.S. Treasury Note Futures	3	Short	Jun 2020	(392,877)	(416,062)	(23,185)
U.S. Treasury Long Bond Futures	11	Short	Jun 2020	(1,814,664)	(1,969,688)	(155,024)
						$228,410
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	1,872,009	USD	1,437,558	BNP	4/17/2020	—	$(107,091)
MXN	1,174,325	USD	61,714	JPM	4/17/2020	—	(12,318)
USD	1,889,685	CAD	2,580,000	BNP	4/17/2020	$56,038	—
USD	123,472	EUR	110,600	BNP	4/17/2020	1,427	—
USD	18,497	EUR	16,531	JPM	4/17/2020	255	—
						$57,720	$(119,409)
SWAPS
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	Ford Motor Credit Company LLC	8.534%	401,000	USD	$401,000	5.000%	Semi-Annual	Jun 2023	$(26,065)	$(8,526)	$(34,591)
					$401,000				$(26,065)	$(8,526)	$(34,591)
Derivatives Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
MXN	Mexican Peso
USD	U.S. Dollar
Derivatives Abbreviations
BNP	BNP Paribas
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
76

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

International Equity Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 97.0%
Argentina - 0.0%
Banco Macro SA, ADR	1,600	$27,168
Globant SA (A)	1,200	105,456
Grupo Financiero Galicia SA, ADR	3,700	26,085
Pampa Energia SA, ADR (A)	2,300	25,990
YPF SA, ADR	6,300	26,271
		210,970
Australia - 4.0%
AGL Energy, Ltd.	24,640	257,866
Alumina, Ltd.	94,472	84,666
AMP, Ltd. (A)	145,968	119,204
APA Group	44,410	281,815
Aristocrat Leisure, Ltd.	21,036	272,577
ASX, Ltd.	7,786	365,481
Aurizon Holdings, Ltd.	76,706	198,789
AusNet Services	80,027	84,029
Australia & New Zealand Banking Group, Ltd.	103,756	1,088,132
Bendigo & Adelaide Bank, Ltd.	18,165	69,787
BHP Group PLC	74,830	1,161,334
BHP Group, Ltd. (B)	107,829	1,956,161
BlueScope Steel, Ltd.	20,070	105,077
Boral, Ltd.	42,857	53,830
Brambles, Ltd.	57,919	374,374
Caltex Australia, Ltd.	9,411	127,075
Challenger, Ltd.	22,963	56,090
CIMIC Group, Ltd.	3,702	52,433
Coca-Cola Amatil, Ltd.	21,130	114,045
Cochlear, Ltd.	2,361	269,087
Coles Group, Ltd.	45,471	423,474
Commonwealth Bank of Australia	64,797	2,444,796
Computershare, Ltd.	16,916	101,265
Crown Resorts, Ltd.	14,067	65,281
CSL, Ltd.	16,591	3,007,481
Dexus	39,487	218,821
Flight Centre Travel Group, Ltd. (C)	2,493	15,739
Fortescue Metals Group, Ltd.	54,593	334,559
Goodman Group	64,495	472,727
Harvey Norman Holdings, Ltd.	19,515	35,833
Incitec Pivot, Ltd.	66,424	82,394
Insurance Australia Group, Ltd.	92,277	348,166
Lendlease Group	20,344	127,553
Macquarie Group, Ltd.	11,836	630,362
Magellan Financial Group, Ltd.	4,432	117,544
Medibank Pvt., Ltd.	99,625	163,834
Mirvac Group	141,329	179,558
National Australia Bank, Ltd.	105,529	1,082,505
Newcrest Mining, Ltd. (B)	28,639	393,292
Oil Search, Ltd.	49,235	71,404
Orica, Ltd.	13,519	126,555
Origin Energy, Ltd.	71,385	191,828
Qantas Airways, Ltd.	26,994	52,520
QBE Insurance Group, Ltd. (B)	49,037	255,434
Ramsay Health Care, Ltd.	6,659	234,145
REA Group, Ltd.	2,146	100,527
Santos, Ltd.	64,049	131,541
Scentre Group	211,217	202,309
SEEK, Ltd. (B)	11,910	108,837
Sonic Healthcare, Ltd.	16,282	244,716
South32, Ltd.	112,851	124,577
South32, Ltd. (London Stock Exchange)	74,597	82,620
Stockland	87,409	134,410
Suncorp Group, Ltd.	50,553	280,734
Sydney Airport (B)	39,872	137,762
Tabcorp Holdings, Ltd.	75,725	117,192
Telstra Corp., Ltd.	168,147	315,637
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
The GPT Group	79,169	$175,886
TPG Telecom, Ltd.	13,013	55,419
Transurban Group	99,243	739,226
Treasury Wine Estates, Ltd.	26,341	163,540
Vicinity Centres	127,154	79,540
Washington H Soul Pattinson & Company, Ltd.	3,863	39,918
Wesfarmers, Ltd.	41,503	879,458
Westpac Banking Corp.	127,744	1,312,034
WiseTech Global, Ltd. (B)	5,291	55,005
Woodside Petroleum, Ltd.	35,379	392,583
Woolworths Group, Ltd.	46,073	1,001,922
Worley, Ltd.	11,515	42,731
		25,187,046
Austria - 0.1%
ANDRITZ AG	2,752	86,220
Erste Group Bank AG	11,010	201,568
OMV AG	5,543	151,695
Raiffeisen Bank International AG	4,926	70,857
Verbund AG	2,442	88,074
voestalpine AG	4,357	87,909
		686,323
Belgium - 0.6%
Ageas	6,383	265,993
Anheuser-Busch InBev SA (B)	28,841	1,273,904
Colruyt SA	2,769	150,102
Galapagos NV (A)	1,603	314,793
Groupe Bruxelles Lambert SA	3,135	246,666
KBC Group NV	8,597	390,091
Proximus SADP	5,996	137,695
Solvay SA	2,881	207,627
Telenet Group Holding NV	2,144	64,381
Titan Cement International SA (A)	2,489	28,383
UCB SA	4,152	355,255
Umicore SA (B)	6,530	225,228
		3,660,118
Brazil - 0.9%
Ambev SA	161,630	370,784
Atacadao SA	13,900	55,187
B2W Cia Digital (A)	7,539	69,643
B3 SA - Brasil Bolsa Balcao	73,407	507,171
Banco Bradesco SA	38,562	139,595
Banco BTG Pactual SA	7,800	49,897
Banco do Brasil SA	30,113	161,631
Banco Santander Brasil SA	14,000	71,858
BB Seguridade Participacoes SA	24,400	116,691
BR Malls Participacoes SA	28,116	54,002
Braskem SA, ADR (B)	1,584	10,518
BRF SA (A)	19,720	57,269
CCR SA	40,100	90,524
Centrais Eletricas Brasileiras SA	9,400	43,164
Centrais Eletricas Brasileiras SA, ADR	1,429	7,502
Cia Brasileira de Distribuicao	4,938	63,045
Cia Brasileira de Distribuicao, ADR	628	7,919
Cia de Saneamento Basico do Estado de Sao Paulo	11,270	84,827
Cia Siderurgica Nacional SA, ADR (B)	11,800	15,458
Cielo SA	44,260	37,820
Cogna Educacao	54,565	42,005
Cosan SA	5,611	58,053
Embraer SA (A)	12,800	23,501
Embraer SA, ADR (A)	2,626	19,432
Energisa SA	6,100	44,376
Engie Brasil Energia SA	7,275	54,491

77

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Brazil (continued)
Equatorial Energia SA	30,700	$103,986
Hypera SA	10,908	60,018
IRB Brasil Resseguros SA	25,200	46,946
JBS SA	34,073	133,378
Klabin SA	24,000	73,855
Localiza Rent a Car SA	21,027	106,428
Lojas Renner SA	25,927	167,454
Magazine Luiza SA	23,027	172,788
Multiplan Empreendimentos Imobiliarios SA	9,975	36,628
Natura & Company Holding SA	23,300	115,422
Notre Dame Intermedica Participacoes SA	17,255	149,301
Petrobras Distribuidora SA	25,000	74,623
Petroleo Brasileiro SA	133,029	362,008
Porto Seguro SA	1,919	16,590
Raia Drogasil SA	8,100	158,770
Rumo SA (A)	38,235	144,593
Sul America SA	10,299	66,994
Suzano SA	13,763	94,798
Suzano SA, ADR (B)	3,164	21,737
Telefonica Brasil SA, ADR	6,017	57,342
TIM Participacoes SA	28,020	67,083
Ultrapar Participacoes SA	25,400	61,250
Vale SA	110,497	919,089
WEG SA	30,058	194,193
		5,661,637
Canada - 6.3%
Agnico Eagle Mines, Ltd.	8,986	358,725
Air Canada (A)	4,700	52,601
Algonquin Power & Utilities Corp.	19,398	261,204
Alimentation Couche-Tard, Inc., Class B	30,600	720,806
AltaGas, Ltd.	11,500	104,189
Atco, Ltd., Class I	3,400	94,151
Aurora Cannabis, Inc. (A)(B)	27,900	24,980
Bank of Montreal	22,700	1,146,210
Barrick Gold Corp.	42,277	776,866
Barrick Gold Corp. (London Stock Exchange)	20,657	383,708
BCE, Inc.	5,524	226,605
BlackBerry, Ltd. (A)(B)	21,000	86,101
Bombardier, Inc., Class B (A)(B)	88,200	28,516
Brookfield Asset Management, Inc., Class A	31,648	1,402,830
CAE, Inc.	10,400	131,469
Cameco Corp.	16,300	124,280
Canadian Apartment Properties REIT (B)	2,900	87,765
Canadian Imperial Bank of Commerce (B)	15,700	914,801
Canadian National Railway Company	25,500	1,993,722
Canadian Natural Resources, Ltd.	41,660	569,854
Canadian Pacific Railway, Ltd.	4,900	1,081,287
Canadian Tire Corp., Ltd., Class A (B)	2,100	126,749
Canadian Utilities, Ltd., Class A	4,600	109,958
Canopy Growth Corp. (A)(B)	8,000	116,308
CCL Industries, Inc., Class B	6,000	182,434
Cenovus Energy, Inc.	40,300	81,327
CGI, Inc. (A)	8,900	481,838
CI Financial Corp.	6,700	66,510
Constellation Software, Inc.	700	636,193
Cronos Group, Inc. (A)(B)	8,100	45,988
Dollarama, Inc.	10,100	280,185
Emera, Inc.	8,200	323,385
Empire Company, Ltd., Class A	6,200	121,286
Enbridge, Inc.	72,200	2,102,434
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Fairfax Financial Holdings, Ltd.	1,000	$306,566
First Capital Real Estate Investment Trust	2,700	26,150
First Quantum Minerals, Ltd.	26,954	137,710
Fortis, Inc.	15,335	591,367
Franco-Nevada Corp.	6,755	674,924
George Weston, Ltd.	2,799	200,145
Gildan Activewear, Inc.	8,400	107,082
Great-West Lifeco, Inc.	9,900	171,015
H&R Real Estate Investment Trust	6,200	39,342
Husky Energy, Inc.	14,897	37,473
Hydro One, Ltd. (D)	10,900	196,267
iA Financial Corp., Inc.	3,400	106,883
IGM Financial, Inc. (B)	3,000	49,776
Imperial Oil, Ltd.	8,630	97,565
Intact Financial Corp.	5,000	432,140
Inter Pipeline, Ltd.	15,900	95,131
Keyera Corp.	8,500	79,002
Kinross Gold Corp. (A)	41,629	167,131
Kirkland Lake Gold, Ltd.	8,100	238,574
Loblaw Companies, Ltd.	6,140	316,533
Lundin Mining Corp.	26,800	100,740
Magna International, Inc.	10,900	347,843
Manulife Financial Corp. (E)	68,800	863,850
Methanex Corp.	2,700	32,865
Metro, Inc.	9,357	378,389
National Bank of Canada (B)	12,400	479,241
Nutrien, Ltd. (B)	20,490	700,472
Onex Corp.	3,500	128,107
Open Text Corp.	9,700	339,186
Parkland Fuel Corp.	5,400	95,199
Pembina Pipeline Corp.	18,998	356,390
Power Corp. of Canada (B)	19,412	312,291
PrairieSky Royalty, Ltd. (B)	9,247	48,821
Quebecor, Inc., Class B	6,400	141,479
Restaurant Brands International, Inc.	9,046	364,527
RioCan Real Estate Investment Trust	6,300	72,208
Rogers Communications, Inc., Class B	13,300	555,135
Royal Bank of Canada	51,200	3,171,395
Saputo, Inc.	9,100	218,819
Shaw Communications, Inc., Class B	16,857	273,464
Shopify, Inc., Class A (A)	3,700	1,550,198
SmartCentres Real Estate Investment Trust	3,100	41,501
Sun Life Financial, Inc.	20,700	665,877
Suncor Energy, Inc.	54,435	868,763
TC Energy Corp. (B)	33,197	1,475,501
Teck Resources, Ltd., Class B	19,461	147,551
TELUS Corp. (B)	15,380	243,164
The Bank of Nova Scotia	43,400	1,772,329
The Stars Group, Inc. (A)	7,500	153,379
The Toronto-Dominion Bank	64,700	2,750,658
Thomson Reuters Corp. (B)	6,954	473,779
West Fraser Timber Company, Ltd.	1,900	36,237
Wheaton Precious Metals Corp.	16,010	440,608
WSP Global, Inc.	3,800	215,800
		39,131,807
Chile - 0.1%
Antofagasta PLC	16,040	153,189
Banco Santander Chile, ADR	4,908	74,258
Cencosud SA	61,383	63,854
Cia Cervecerias Unidas SA, ADR	1,518	20,311
Enel Americas SA, ADR	24,015	145,531
Enel Chile SA, ADR	14,822	49,209
Itau CorpBanca, ADR	7,999	31,916

78

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chile (continued)
Latam Airlines Group SA, ADR (B)	6,585	$17,450
Sociedad Quimica y Minera de Chile SA, ADR	3,144	70,897
		626,615
China - 9.8%
3SBio, Inc. (A)(D)	40,500	41,664
51job, Inc., ADR (A)	900	55,251
58.com, Inc., ADR (A)	3,300	160,776
AAC Technologies Holdings, Inc. (B)	27,342	139,431
AECC Aviation Power Company, Ltd., Class A	3,600	10,669
Agile Group Holdings, Ltd.	54,000	57,824
Agricultural Bank of China, Ltd., Class A	165,700	78,479
Agricultural Bank of China, Ltd., H Shares	1,169,000	466,741
Aier Eye Hospital Group Company, Ltd., Class A	6,880	37,753
Air China, Ltd., H Shares	84,534	53,963
Aisino Corp., Class A	4,100	10,923
Alibaba Group Holding, Ltd., ADR (A)	62,500	12,155,001
Aluminum Corp. of China, Ltd., A Shares (A)	29,100	11,699
Aluminum Corp. of China, Ltd., H Shares (A)	185,220	36,379
Anhui Conch Cement Company, Ltd., Class A	8,900	68,157
Anhui Conch Cement Company, Ltd., H Shares	44,290	304,256
Anhui Gujing Distillery Company, Ltd., Class A	900	14,448
ANTA Sports Products, Ltd.	44,000	319,295
Autohome, Inc., ADR (A)	2,100	149,142
AVIC Aircraft Company, Ltd., Class A	6,200	13,711
Avic Capital Company, Ltd., Class A	20,000	10,972
AVIC Jonhon Optronic Technology Company, Ltd., Class A	2,300	11,031
AviChina Industry & Technology Company, Ltd., H Shares	72,000	27,494
BAIC Motor Corp., Ltd., H Shares (D)	63,000	24,782
Baidu, Inc., ADR (A)	10,800	1,088,532
Bank of Beijing Company, Ltd., Class A	47,000	31,878
Bank of China, Ltd., Class A	78,100	38,177
Bank of China, Ltd., H Shares	3,079,563	1,172,279
Bank of Communications Company, Ltd., Class A	87,300	63,309
Bank of Communications Company, Ltd., H Shares	337,527	205,575
Bank of Hangzhou Company, Ltd., Class A	11,400	12,308
Bank of Jiangsu Company, Ltd., Class A	25,700	21,682
Bank of Nanjing Company, Ltd., Class A	13,600	13,812
Bank of Ningbo Company, Ltd., Class A	12,500	40,377
Bank of Shanghai Company, Ltd., Class A	31,610	36,498
Baoshan Iron & Steel Company, Ltd., Class A	41,300	28,193
Baozun, Inc., ADR (A)(B)	1,300	36,322
BBMG Corp., H Shares	44,000	10,904
BeiGene, Ltd., ADR (A)	1,500	184,665
Beijing Capital International Airport Company, Ltd., H Shares	52,789	33,503
Beijing Shunxin Agriculture Company, Ltd., Class A	1,700	14,582
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
BOE Technology Group Company, Ltd., Class A	75,300	$38,785
BYD Company, Ltd., Class A	4,000	33,517
BYD Company, Ltd., H Shares (B)	24,105	128,604
BYD Electronic International Company, Ltd. (B)	13,500	22,198
CGN Power Company, Ltd., H Shares (D)	446,000	101,607
Changchun High & New Technology Industry Group, Inc., Class A	400	30,599
China Aoyuan Group, Ltd.	64,000	73,741
China Cinda Asset Management Company, Ltd., H Shares	304,800	57,327
China CITIC Bank Corp., Ltd., H Shares	310,800	152,840
China Coal Energy Company, Ltd., H Shares	41,000	11,277
China Common Rich Renewable Energy Investments, Ltd. (A)(C)	428,695	11,889
China Communications Construction Company, Ltd., H Shares	152,335	104,998
China Communications Services Corp., Ltd., H Shares	129,600	93,189
China Conch Venture Holdings, Ltd.	57,900	256,786
China Construction Bank Corp., Class A	15,400	13,701
China Construction Bank Corp., H Shares	3,428,914	2,787,182
China Eastern Airlines Corp., Ltd., Class A (A)	15,800	9,096
China Eastern Airlines Corp., Ltd., H Shares (A)(B)	50,000	17,121
China Everbright Bank Company, Ltd., Class A	88,600	44,898
China Everbright Bank Company, Ltd., H Shares	120,000	45,647
China Evergrande Group (B)	65,959	108,115
China Fortune Land Development Company, Ltd., Class A	6,700	19,504
China Galaxy Securities Company, Ltd., H Shares	129,500	62,146
China Greatwall Technology Group Company, Ltd., Class A	6,500	10,804
China Hongqiao Group, Ltd.	34,500	14,580
China Huarong Asset Management Company, Ltd., H Shares (D)	351,700	44,167
China Huishan Dairy Holdings Company, Ltd. (A)(C)	225,000	0
China International Capital Corp., Ltd., H Shares (B)(D)	36,800	58,898
China International Travel Service Corp., Ltd., Class A	4,300	40,274
China Life Insurance Company, Ltd., Class A	4,500	16,547
China Life Insurance Company, Ltd., H Shares	292,624	565,071
China Literature, Ltd. (A)(D)	6,400	25,132
China Longyuan Power Group Corp., Ltd., H Shares	99,000	54,035
China Medical System Holdings, Ltd.	48,300	51,670
China Merchants Bank Company, Ltd., Class A	45,900	207,146
China Merchants Bank Company, Ltd., H Shares	153,323	685,932
China Merchants Securities Company, Ltd., Class A	12,700	30,443

79

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Merchants Shekou Industrial Zone Holdings Company, Ltd., Class A	17,600	$40,540
China Minsheng Banking Corp., Ltd., Class A	78,880	63,229
China Minsheng Banking Corp., Ltd., H Shares	242,496	179,361
China Molybdenum Company, Ltd., Class A	28,400	13,665
China Molybdenum Company, Ltd., H Shares	129,000	35,462
China National Building Material Company, Ltd., H Shares	138,000	148,255
China National Nuclear Power Company, Ltd., Class A	20,900	12,896
China Oilfield Services, Ltd., H Shares	56,000	42,751
China Oriental Group Company, Ltd.	22,000	5,593
China Pacific Insurance Group Company, Ltd., Class A	14,000	55,130
China Pacific Insurance Group Company, Ltd., H Shares	94,100	281,757
China Petroleum & Chemical Corp., Class A	56,700	35,232
China Petroleum & Chemical Corp., H Shares	1,011,361	494,158
China Railway Construction Corp., Ltd., Class A	25,600	35,035
China Railway Construction Corp., Ltd., H Shares	67,500	74,627
China Railway Group, Ltd., Class A	30,000	22,522
China Railway Group, Ltd., H Shares	179,000	94,684
China Railway Signal & Communication Corp., Ltd., H Shares (D)	53,000	26,425
China Reinsurance Group Corp., H Shares	203,000	23,389
China Resources Pharmaceutical Group, Ltd. (D)	66,000	39,407
China Shenhua Energy Company, Ltd., Class A	9,800	22,241
China Shenhua Energy Company, Ltd., H Shares	127,500	240,907
China Shipbuilding Industry Company, Ltd., Class A	50,900	29,927
China Southern Airlines Company, Ltd., Class A	13,800	9,915
China Southern Airlines Company, Ltd., H Shares (B)	64,000	27,122
China State Construction Engineering Corp., Ltd., Class A	93,340	68,639
China Telecom Corp., Ltd., H Shares	481,604	145,919
China Tower Corp., Ltd., H Shares (D)	1,714,000	380,852
China United Network Communications, Ltd., Class A	69,100	50,329
China Vanke Company, Ltd., Class A	21,600	77,302
China Vanke Company, Ltd., H Shares	63,600	207,136
China Yangtze Power Company, Ltd., Class A	48,900	118,919
China Zhongwang Holdings, Ltd.	32,800	8,567
Chongqing Rural Commercial Bank Company, Ltd., H Shares	88,000	35,844
Chongqing Zhifei Biological Products Company, Ltd., Class A	2,100	19,910
CIFI Holdings Group Company, Ltd.	128,078	90,800
CITIC Securities Company, Ltd., Class A	21,900	67,913
CITIC Securities Company, Ltd., H Shares	75,500	136,907
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
CNOOC, Ltd.	694,258	$721,455
Contemporary Amperex Technology Company, Ltd., Class A	4,900	82,630
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares	44,000	23,298
COSCO SHIPPING Holdings Company, Ltd., H Shares (A)(B)	92,000	25,108
Country Garden Holdings Company, Ltd.	278,226	332,624
Country Garden Services Holdings Company, Ltd.	53,000	213,261
CRRC Corp., Ltd., Class A	54,100	49,490
CRRC Corp., Ltd., H Shares	164,150	82,718
CSC Financial Company, Ltd., Class A	6,200	26,861
CSPC Pharmaceutical Group, Ltd.	186,000	365,879
Dali Foods Group Company, Ltd. (D)	73,000	50,627
Daqin Railway Company, Ltd., Class A	33,100	31,588
Datang International Power Generation Company, Ltd., H Shares	110,000	14,669
Dongfeng Motor Group Company, Ltd., H Shares	123,220	80,230
East Money Information Company, Ltd., Class A	14,900	33,430
ENN Energy Holdings, Ltd.	32,100	310,961
Eve Energy Company, Ltd., Class A (A)	2,200	17,776
Everbright Securities Company, Ltd., Class A	8,700	13,355
Focus Media Information Technology Company, Ltd., Class A	32,700	20,156
Foshan Haitian Flavouring & Food Company, Ltd., Class A	5,000	87,784
Fosun International, Ltd.	102,500	117,671
Founder Securities Company, Ltd., Class A	13,200	13,244
Foxconn Industrial Internet Company, Ltd., Class A	6,400	11,731
Fuyao Glass Industry Group Company, Ltd., Class A	4,500	12,087
Fuyao Glass Industry Group Company, Ltd., H Shares (D)	16,800	35,692
GD Power Development Company, Ltd., Class A	43,700	12,445
GDS Holdings, Ltd., ADR (A)(B)	2,100	121,737
Gemdale Corp., Class A	7,300	14,388
Genscript Biotech Corp. (A)(B)	28,000	44,817
GF Securities Company, Ltd., Class A	13,200	25,284
GF Securities Company, Ltd., H Shares	47,800	50,794
Gigadevice Semiconductor Beijing, Inc., Class A	700	23,635
Glodon Company, Ltd., Class A	2,500	14,865
GoerTek, Inc., Class A	5,200	11,831
GOME Retail Holdings, Ltd. (A)(B)	386,127	35,497
Great Wall Motor Company, Ltd., H Shares (B)	123,000	77,999
Gree Electric Appliances, Inc. of Zhuhai, Class A	6,700	48,796
Greenland Holdings Corp., Ltd., Class A	13,100	9,917
Greentown Service Group Company, Ltd.	22,000	26,465
Guangdong Haid Group Company, Ltd., Class A	3,500	19,710
Guangzhou Automobile Group Company, Ltd., H Shares	142,310	141,557
Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd., Class A	2,300	10,106

80

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Guangzhou R&F Properties Company, Ltd., H Shares	43,600	$56,079
Guosen Securities Company, Ltd., Class A	6,600	10,239
Guotai Junan Securities Company, Ltd., Class A	16,700	38,002
Guotai Junan Securities Company, Ltd., H Shares (D)	21,400	31,579
Haidilao International Holding, Ltd. (B)(D)	19,000	73,260
Haier Smart Home Company, Ltd., Class A	13,600	27,354
Haitian International Holdings, Ltd.	29,000	53,790
Haitong Securities Company, Ltd., Class A	18,000	32,359
Haitong Securities Company, Ltd., H Shares	113,200	102,824
Hangzhou Hikvision Digital Technology Company, Ltd., Class A	20,800	80,759
Hangzhou Tigermed Consulting Company, Ltd., Class A	1,700	15,222
Henan Shuanghui Investment & Development Company, Ltd., Class A	4,400	24,190
Hengan International Group Company, Ltd.	25,000	186,729
Hengli Petrochemical Company, Ltd., Class A	9,500	16,496
Hithink RoyalFlush Information Network Company, Ltd., Class A	900	13,566
Hua Hong Semiconductor, Ltd. (D)	9,000	16,182
Huadian Power International Corp., Ltd., H Shares	58,000	17,182
Huadong Medicine Company, Ltd., Class A	2,800	6,816
Hualan Biological Engineering, Inc., Class A	3,100	20,769
Huaneng Power International, Inc., H Shares	149,436	55,726
Huatai Securities Company, Ltd., Class A	16,400	39,557
Huatai Securities Company, Ltd., H Shares (D)	65,400	96,463
Huaxia Bank Company, Ltd., Class A	28,500	25,874
Huayu Automotive Systems Company, Ltd., Class A	5,100	15,329
Huazhu Group, Ltd., ADR	4,700	135,031
Hundsun Technologies, Inc., Class A	1,300	15,934
Iflytek Company, Ltd., Class A	3,500	16,731
Industrial & Commercial Bank of China, Ltd., Class A	120,000	86,798
Industrial & Commercial Bank of China, Ltd., H Shares	2,309,735	1,575,653
Industrial Bank Company, Ltd., Class A	46,200	102,916
Industrial Securities Company, Ltd., Class A	14,900	13,001
Inner Mongolia BaoTou Steel Union Company, Ltd., Class A	48,800	7,859
Inner Mongolia Yili Industrial Group Company, Ltd., Class A	13,600	56,830
Inner Mongolia Yitai Coal Company, Ltd., Class B	37,900	24,565
Inspur Electronic Information Industry Company, Ltd., Class A	3,248	17,307
iQIYI, Inc., ADR (A)(B)	4,500	80,100
JD.com, Inc., ADR (A)	28,800	1,166,400
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Jiangsu Expressway Company, Ltd., H Shares	41,145	$45,731
Jiangsu Hengli Hydraulic Company, Ltd., Class A	2,000	17,096
Jiangsu Hengrui Medicine Company, Ltd., Class A (A)	9,860	126,566
Jiangsu King's Luck Brewery JSC, Ltd., Class A	2,800	11,013
Jiangsu Yanghe Brewery Joint-Stock Company, Ltd., Class A	3,400	39,893
Jiangxi Copper Company, Ltd., H Shares	54,075	49,620
JOYY, Inc., ADR (A)	2,600	138,476
Kaisa Group Holdings, Ltd. (A)	49,000	17,868
Kingdee International Software Group Company, Ltd.	70,000	92,074
Kingsoft Corp., Ltd.	29,000	93,218
Kweichow Moutai Company, Ltd., Class A	2,800	435,141
KWG Group Holdings, Ltd. (A)	45,000	63,053
Legend Holdings Corp., H Shares (D)	13,600	16,631
Lenovo Group, Ltd.	257,436	136,375
Lens Technology Company, Ltd., Class A	7,300	14,780
Lepu Medical Technology Beijing Company, Ltd., Class A	4,000	20,170
Li Ning Company, Ltd.	70,500	202,820
Lingyi iTech Guangdong Company, Class A (A)	12,700	14,511
Logan Property Holdings Company, Ltd.	48,000	73,017
Longfor Group Holdings, Ltd. (D)	74,100	356,636
LONGi Green Energy Technology Company, Ltd., Class A	8,100	28,102
Luxshare Precision Industry Company, Ltd., Class A	11,920	63,208
Luye Pharma Group, Ltd. (B)(D)	23,000	11,083
Luzhou Laojiao Company, Ltd., Class A	3,300	33,942
Mango Excellent Media Company, Ltd., Class A (A)	3,300	20,082
Meinian Onehealth Healthcare Holdings Company, Ltd., Class A	8,300	13,716
Meituan Dianping, Class B (A)	40,200	479,234
Metallurgical Corp. of China, Ltd., A Shares	28,700	10,475
Metallurgical Corp. of China, Ltd., H Shares	103,000	17,919
Momo, Inc., ADR	5,200	112,788
Muyuan Foodstuff Company, Ltd., Class A	3,900	66,570
NARI Technology Company, Ltd., Class A	10,300	28,273
NetEase, Inc., ADR	2,800	898,688
New China Life Insurance Company, Ltd., Class A	4,600	25,552
New China Life Insurance Company, Ltd., H Shares	29,500	90,836
New Hope Liuhe Company, Ltd., Class A	6,800	29,749
New Oriental Education & Technology Group, Inc., ADR (A)	5,600	606,144
NIO, Inc., ADR (A)(B)	13,200	36,696
Noah Holdings, Ltd., ADR (A)(B)	1,000	25,860
Orient Securities Company, Ltd., Class A	9,600	12,217
Perfect World Company, Ltd., Class A	2,900	19,250
PetroChina Company, Ltd., Class A	36,000	23,337
PetroChina Company, Ltd., H Shares	848,261	307,444

81

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
PICC Property & Casualty Company, Ltd., H Shares	252,363	$241,658
Pinduoduo, Inc., ADR (A)(B)	6,800	245,004
Ping An Bank Company, Ltd., Class A	38,200	68,336
Ping An Insurance Group Company of China, Ltd., Class A	24,100	233,235
Ping An Insurance Group Company of China, Ltd., H Shares	198,790	1,941,435
Poly Developments and Holdings Group Company, Ltd., Class A	26,500	55,146
Postal Savings Bank of China Company, Ltd., H Shares (D)	285,000	173,519
Power Construction Corp. of China, Ltd., Class A	20,500	11,273
Rongsheng Petro Chemical Company, Ltd., Class A	9,300	14,246
SAIC Motor Corp., Ltd., Class A	17,300	49,599
Sanan Optoelectronics Company, Ltd., Class A	6,600	17,568
Sangfor Technologies, Inc., Class A	700	15,519
Sany Heavy Industry Company, Ltd., Class A	18,600	44,664
SDIC Capital Company, Ltd., Class A	7,800	13,293
SDIC Power Holdings Company, Ltd., Class A	10,900	12,159
Seazen Group, Ltd. (A)	64,000	57,039
Seazen Holdings Company, Ltd., Class A	5,000	21,890
Semiconductor Manufacturing International Corp. (A)	105,400	165,546
SF Holding Company, Ltd., Class A	3,600	23,799
Shaanxi Coal Industry Company, Ltd., Class A	13,400	13,967
Shandong Gold Mining Company, Ltd., Class A	4,200	20,185
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	80,000	100,429
Shanghai Electric Group Company, Ltd., H Shares	144,864	38,052
Shanghai Fosun Pharmaceutical Group Company, Ltd., Class A	3,200	14,672
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	17,500	56,744
Shanghai International Airport Company, Ltd., Class A	1,600	13,599
Shanghai International Port Group Company, Ltd., Class A	13,700	8,563
Shanghai Lujiazui Finance & Trade Zone Development Company, Ltd., B Shares	39,240	31,462
Shanghai M&G Stationery, Inc., Class A	2,000	12,963
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	31,100	52,477
Shanghai Pudong Development Bank Company, Ltd., Class A	65,300	92,954
Shanxi Xinghuacun Fen Wine Factory Company, Ltd., Class A	1,400	17,713
Shengyi Technology Company, Ltd., Class A	5,100	18,730
Shennan Circuits Company, Ltd., Class A	800	21,890
Shenwan Hongyuan Group Company, Ltd., Class A	36,200	22,329
Shenzhen Goodix Technology Company, Ltd., Class A	800	29,058
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Shenzhen Inovance Technology Company, Ltd., Class A	3,700	$13,347
Shenzhen Kangtai Biological Products Company, Ltd., Class A	1,400	22,373
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., Class A	700	25,467
Shenzhen Overseas Chinese Town Company, Ltd., Class A	13,200	11,776
Shenzhen Sunway Communication Company, Ltd., Class A (A)	2,200	10,484
Shenzhou International Group Holdings, Ltd.	27,000	283,232
Shui On Land, Ltd.	73,000	12,165
Sichuan Chuantou Energy Company, Ltd., Class A	9,800	12,671
SINA Corp. (A)	2,300	73,232
Sino-Ocean Group Holding, Ltd.	177,213	44,875
Sinopec Engineering Group Company, Ltd., H Shares	47,000	19,563
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	119,901	29,567
Sinopharm Group Company, Ltd., H Shares	42,800	94,832
Sinotrans, Ltd., H Shares	73,000	17,820
Sinotruk Hong Kong, Ltd.	24,500	40,244
SOHO China, Ltd.	140,000	71,527
Songcheng Performance Development Company, Ltd., Class A	3,200	11,175
Spring Airlines Company, Ltd., Class A	2,000	9,015
Sunac China Holdings, Ltd.	98,000	446,955
Suning.com Company, Ltd., Class A	20,700	26,144
Sunny Optical Technology Group Company, Ltd.	28,700	379,640
TAL Education Group, ADR (A)	15,200	809,552
TCL Technology Group Corp., Class A	21,800	12,570
Tencent Holdings, Ltd. (B)	205,300	10,147,489
Tencent Music Entertainment Group, ADR (A)	3,200	32,192
The People's Insurance Company Group of China, Ltd., H Shares	265,000	86,803
Tingyi Cayman Islands Holding Corp.	76,000	123,563
Tongwei Company, Ltd., Class A	6,200	10,063
TravelSky Technology, Ltd., H Shares	31,000	54,257
Trip.com Group, Ltd., ADR (A)	18,700	438,515
Tsingtao Brewery Company, Ltd., H Shares	12,000	60,657
Uni-President China Holdings, Ltd.	46,000	44,459
Unisplendour Corp., Ltd., Class A	3,800	18,673
Vipshop Holdings, Ltd., ADR (A)	15,300	238,374
Walvax Biotechnology Company, Ltd., Class A	3,400	15,053
Wanhua Chemical Group Company, Ltd., Class A	7,000	40,330
Want Want China Holdings, Ltd.	218,000	157,203
Weibo Corp., ADR (A)(B)	1,890	62,578
Weichai Power Company, Ltd., Class A	9,600	15,938
Weichai Power Company, Ltd., H Shares	78,720	125,392
Wens Foodstuffs Group Company, Ltd., Class A	11,800	53,358
Will Semiconductor, Ltd., Class A	1,300	28,124
Wuhu Sanqi Interactive Entertainment Network Technology Group Company, Ltd., Class A	4,700	21,452
Wuliangye Yibin Company, Ltd., Class A	8,600	138,339

82

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
WUS Printed Circuit Kunshan Company, Ltd., Class A	3,800	$12,570
WuXi AppTec Company, Ltd., Class A	3,300	41,598
WuXi AppTec Company, Ltd., H Shares (D)	7,980	97,004
Wuxi Biologics Cayman, Inc. (A)(D)	19,000	242,570
Xiaomi Corp., Class B (A)(D)	279,200	370,718
Xinjiang Goldwind Science & Technology Company, Ltd., A Shares	7,700	10,199
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares	22,200	19,141
Xinyi Solar Holdings, Ltd.	162,762	90,300
Yangzijiang Shipbuilding Holdings, Ltd.	99,600	57,792
Yanzhou Coal Mining Company, Ltd., H Shares	85,990	66,613
Yihai International Holding, Ltd. (A)	22,000	165,715
Yonghui Superstores Company, Ltd., Class A	10,200	14,630
Yonyou Network Technology Company, Ltd., Class A	4,000	22,531
Yum China Holdings, Inc.	14,200	605,346
Yunda Holding Company, Ltd., Class A	2,400	10,341
Yunnan Baiyao Group Company, Ltd., Class A	2,800	33,551
Yuzhou Properties Company, Ltd.	37,586	15,833
Zhangzhou Pientzehuang Pharmaceutical Company, Ltd., Class A	1,000	17,375
Zhaojin Mining Industry Company, Ltd., H Shares	37,500	37,685
Zhejiang Chint Electrics Company, Ltd., Class A	4,800	15,868
Zhejiang Dahua Technology Company, Ltd., Class A	4,800	10,814
Zhejiang Expressway Company, Ltd., H Shares	49,718	34,361
Zhejiang Longsheng Group Company, Ltd., Class A	7,200	11,959
Zhejiang NHU Company, Ltd., Class A	4,800	18,290
Zhejiang Sanhua Intelligent Controls Company, Ltd., Class A	6,200	13,857
Zhejiang Supor Company, Ltd., Class A	1,200	11,613
ZhongAn Online P&C Insurance Company, Ltd., H Shares (A)(B)(D)	5,900	19,189
Zhongsheng Group Holdings, Ltd.	20,000	69,404
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	18,000	53,322
Zijin Mining Group Company, Ltd., Class A	27,800	14,288
Zijin Mining Group Company, Ltd., H Shares	285,469	106,924
Zoomlion Heavy Industry Science and Technology Company, Ltd., Class A	14,300	11,371
ZTE Corp., Class A (A)	7,600	45,465
ZTE Corp., H Shares (A)	25,887	79,013
ZTO Express Cayman, Inc., ADR (A)	11,400	301,872
		60,641,538
Colombia - 0.0%
Bancolombia SA, ADR	3,447	86,037
Ecopetrol SA, ADR (B)	8,500	80,835
		166,872
Czech Republic - 0.0%
CEZ AS	6,817	111,208
Komercni banka AS	3,440	64,855
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Czech Republic (continued)
Moneta Money Bank AS (D)	22,079	$45,473
		221,536
Denmark - 1.5%
A.P. Moller - Maersk A/S, Series A	150	123,198
A.P. Moller - Maersk A/S, Series B	245	217,159
Carlsberg A/S, Class B	4,239	477,226
Chr. Hansen Holding A/S (B)	4,322	318,932
Coloplast A/S, B Shares	4,719	684,380
Danske Bank A/S	26,235	291,980
Demant A/S (A)(B)	5,000	108,867
DSV Panalpina A/S	8,552	777,625
Genmab A/S (A)	2,584	519,045
H Lundbeck A/S	2,300	67,533
ISS A/S	6,590	90,155
Novo Nordisk A/S, B Shares	63,125	3,769,578
Novozymes A/S, B Shares	8,505	381,507
Orsted A/S (D)	7,444	728,750
Pandora A/S	4,042	129,874
Tryg A/S	4,500	109,529
Vestas Wind Systems A/S (B)	7,479	608,534
		9,403,872
Egypt - 0.0%
Commercial International Bank Egypt SAE	51,581	190,415
Finland - 0.8%
Elisa OYJ (B)	5,862	361,823
Fortum OYJ	16,798	244,361
Kone OYJ, B Shares	13,288	744,138
Metso OYJ	4,686	110,429
Neste OYJ	16,732	556,299
Nokia OYJ	165,491	509,689
Nokia OYJ (Euronext Paris Exchange)	56,247	173,628
Nokian Renkaat OYJ (B)	5,529	132,022
Nordea Bank ABP	1,569	8,710
Nordea Bank ABP (Stockholm Stock Exchange)	124,630	701,095
Orion OYJ, Class B	3,379	137,513
Sampo OYJ, A Shares	17,454	503,528
Stora Enso OYJ, R Shares	20,482	204,797
UPM-Kymmene OYJ	19,972	544,576
Wartsila OYJ ABP	15,222	111,158
		5,043,766
France - 6.9%
Accor SA	7,381	198,298
Aeroports de Paris	1,190	114,961
Air Liquide SA	16,847	2,150,479
Airbus SE	20,795	1,340,902
Alstom SA	6,477	267,449
Amundi SA (D)	2,415	139,731
Arkema SA	2,540	173,417
Atos SE	3,698	246,380
AXA SA	70,994	1,202,068
BioMerieux	1,782	201,738
BNP Paribas SA	39,973	1,167,022
Bollore SA	32,373	87,978
Bollore SA (A)(B)	188	607
Bouygues SA	8,158	236,755
Bureau Veritas SA	10,297	194,087
Capgemini SE	5,840	488,005
Carrefour SA	23,396	370,927
Casino Guichard Perrachon SA (B)	2,522	96,517
Cie de Saint-Gobain	18,075	433,718
Cie Generale des Etablissements Michelin SCA	5,963	522,269

83

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
CNP Assurances	6,491	$62,850
Covivio	1,971	110,693
Credit Agricole SA	43,230	305,891
Danone SA	22,689	1,452,057
Dassault Aviation SA (B)	98	80,477
Dassault Systemes SE	4,830	705,137
Edenred	8,382	347,849
Eiffage SA	3,075	218,275
Electricite de France SA	23,423	183,157
Engie SA	67,111	687,248
EssilorLuxottica SA	10,415	1,102,687
Eurazeo SE	1,144	51,331
Eutelsat Communications SA	7,578	78,775
Faurecia SE	2,970	86,966
Gecina SA	1,814	238,704
Getlink SE	18,178	219,857
Hermes International	1,164	791,999
ICADE	1,225	96,148
Iliad SA	724	97,548
Ingenico Group SA	2,422	253,170
Ipsen SA	1,496	76,685
JCDecaux SA	2,889	51,361
Kering SA	2,784	1,451,615
Klepierre SA (B)	8,046	153,370
Legrand SA	9,814	625,957
L'Oreal SA	8,949	2,316,100
LVMH Moet Hennessy Louis Vuitton SE	9,933	3,642,945
Natixis SA	35,715	113,725
Orange SA	73,305	887,538
Pernod Ricard SA	7,802	1,107,388
Peugeot SA	21,593	281,126
Publicis Groupe SA	8,370	239,206
Remy Cointreau SA	922	100,488
Renault SA	7,048	133,945
Safran SA	12,026	1,065,470
Sanofi	40,286	3,487,759
Sartorius Stedim Biotech	1,192	237,869
Schneider Electric SE	19,045	1,609,740
Schneider Electric SE (Euronext London Exchange)	623	52,676
SCOR SE	6,432	141,512
SEB SA	927	114,815
Societe Generale SA	30,012	491,661
Sodexo SA	3,211	215,636
Suez	11,179	113,572
Teleperformance	2,217	459,178
Thales SA	4,046	335,073
TOTAL SA	85,718	3,229,755
Ubisoft Entertainment SA (A)(B)	3,042	222,343
Unibail-Rodamco-Westfield (B)	3,595	206,089
Unibail-Rodamco-Westfield, CHESS Depositary Interest	27,093	71,343
Valeo SA	9,342	152,048
Veolia Environnement SA	20,459	432,112
Vinci SA	18,767	1,533,440
Vivendi SA	31,379	663,459
Wendel SA	1,176	93,320
Worldline SA (A)(B)(D)	2,944	173,759
		43,088,205
Germany - 5.0%
adidas AG	6,334	1,406,322
Allianz SE	14,713	2,505,589
BASF SE	32,288	1,509,206
Bayer AG	34,135	1,955,885
Bayerische Motoren Werke AG	12,119	618,666
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Beiersdorf AG	3,796	$382,223
Brenntag AG	5,855	212,725
Carl Zeiss Meditec AG, Bearer Shares	1,435	136,642
Commerzbank AG	37,723	134,288
Continental AG	4,355	310,504
Covestro AG (D)	7,081	214,896
Daimler AG	33,286	994,060
Delivery Hero SE (A)(D)	3,834	281,892
Deutsche Bank AG	73,967	470,215
Deutsche Boerse AG	6,955	955,507
Deutsche Lufthansa AG (B)	9,032	84,478
Deutsche Post AG	36,209	970,714
Deutsche Telekom AG	117,221	1,513,962
Deutsche Wohnen SE	12,352	468,125
E.ON SE	78,119	801,320
Evonik Industries AG	6,743	140,816
Fraport AG Frankfurt Airport Services Worldwide	1,636	65,857
Fresenius Medical Care AG & Company KGaA	7,798	509,023
Fresenius SE & Company KGaA	15,294	569,437
GEA Group AG	7,004	144,687
Hannover Rueck SE	2,322	327,880
HeidelbergCement AG	5,549	237,071
Henkel AG & Company KGaA	3,884	285,311
HOCHTIEF AG	894	58,700
Infineon Technologies AG	45,763	660,624
KION Group AG	2,424	104,324
Knorr-Bremse AG	2,071	182,074
LANXESS AG	3,216	128,010
Merck KGaA	4,441	448,373
METRO AG	6,304	53,692
MTU Aero Engines AG	2,072	299,605
Muenchener Rueckversicherungs-Gesellschaft AG	5,283	1,062,256
Puma SE	3,000	176,265
RWE AG	21,604	564,980
SAP SE	34,749	3,879,658
Siemens AG	26,971	2,258,421
Siemens Healthineers AG (D)	5,866	226,759
Symrise AG	4,417	408,612
Telefonica Deutschland Holding AG	32,281	79,253
thyssenkrupp AG (A)	16,095	84,775
TUI AG	18,061	79,054
Uniper SE	7,281	178,845
United Internet AG	4,503	130,938
Volkswagen AG	1,264	165,834
Vonovia SE	17,981	894,439
Wirecard AG (B)	4,386	494,172
Zalando SE (A)(D)	5,780	217,849
		31,044,813
Greece - 0.0%
Alpha Bank AE (A)	53,207	39,385
Eurobank Ergasias Services and Holdings SA (A)	92,602	38,745
FF Group (A)(C)	1,869	3,092
Hellenic Telecommunications Organization SA	8,503	102,789
JUMBO SA	5,651	75,860
OPAP SA	9,294	70,024
		329,895
Hong Kong - 3.6%
AIA Group, Ltd.	432,000	3,868,405
Alibaba Health Information Technology, Ltd. (A)	122,000	200,485

84

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Alibaba Pictures Group, Ltd. (A)	500,000	$63,847
ASM Pacific Technology, Ltd.	10,700	99,214
Beijing Enterprises Holdings, Ltd.	19,786	72,209
Beijing Enterprises Water Group, Ltd. (A)	198,000	76,762
BOC Hong Kong Holdings, Ltd.	132,328	363,243
Bosideng International Holdings, Ltd.	168,000	39,022
Brilliance China Automotive Holdings, Ltd. (B)	108,000	87,946
Budweiser Brewing Company APAC, Ltd. (A)(D)	42,500	109,298
China Education Group Holdings, Ltd.	12,000	16,607
China Everbright International, Ltd.	117,851	67,012
China Everbright, Ltd.	32,216	47,223
China First Capital Group, Ltd. (A)	112,000	2,575
China Gas Holdings, Ltd.	74,000	255,887
China Jinmao Holdings Group, Ltd.	224,000	142,800
China Mengniu Dairy Company, Ltd. (A)	111,004	382,822
China Merchants Port Holdings Company, Ltd.	44,745	50,831
China Mobile, Ltd.	218,030	1,633,978
China Overseas Land & Investment, Ltd.	142,882	438,066
China Power International Development, Ltd.	88,000	16,284
China Resources Beer Holdings Company, Ltd.	59,979	271,887
China Resources Cement Holdings, Ltd.	88,000	103,385
China Resources Gas Group, Ltd.	36,000	180,657
China Resources Land, Ltd.	110,964	452,899
China Resources Power Holdings Company, Ltd.	68,244	74,846
China State Construction International Holdings, Ltd.	71,250	52,252
China Taiping Insurance Holdings Company, Ltd.	60,500	97,921
China Traditional Chinese Medicine Holdings Company, Ltd.	80,000	36,090
China Unicom Hong Kong, Ltd.	215,982	125,972
CITIC, Ltd.	207,967	215,535
CK Asset Holdings, Ltd.	92,165	500,059
CK Hutchison Holdings, Ltd.	96,663	644,274
CK Infrastructure Holdings, Ltd.	24,772	131,140
CLP Holdings, Ltd.	58,900	539,524
COSCO SHIPPING Ports, Ltd.	97,757	46,812
Dairy Farm International Holdings, Ltd.	12,000	55,194
Far East Horizon, Ltd.	89,000	71,236
Galaxy Entertainment Group, Ltd.	77,000	405,545
Geely Automobile Holdings, Ltd.	179,000	259,769
Guangdong Investment, Ltd.	123,220	236,465
Haier Electronics Group Company, Ltd.	45,000	118,794
Hang Lung Properties, Ltd.	74,326	149,881
Hang Seng Bank, Ltd.	27,319	465,441
Henderson Land Development Company, Ltd.	55,324	209,395
HK Electric Investments & HK Electric Investments, Ltd.	88,500	84,966
HKT Trust & HKT, Ltd.	145,233	197,524
Hong Kong & China Gas Company, Ltd.	363,122	594,587
Hong Kong Exchanges & Clearing, Ltd.	42,777	1,281,569
Hongkong Land Holdings, Ltd.	44,100	164,994
Hutchison China MediTech, Ltd., ADR (A)	1,900	33,915
Jardine Matheson Holdings, Ltd.	8,900	447,954
Jardine Strategic Holdings, Ltd.	8,100	181,024
Kerry Properties, Ltd.	21,438	56,060
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Kingboard Holdings, Ltd.	22,500	$52,160
Kingboard Laminates Holdings, Ltd.	21,500	19,673
Kunlun Energy Company, Ltd.	118,000	68,193
Lee & Man Paper Manufacturing, Ltd.	56,000	33,589
Link REIT (B)	74,944	631,664
Melco Resorts & Entertainment, Ltd., ADR	9,485	117,614
MTR Corp., Ltd.	62,605	322,018
New World Development Company, Ltd.	230,475	245,750
Nine Dragons Paper Holdings, Ltd.	81,000	73,388
NWS Holdings, Ltd.	58,117	59,226
PCCW, Ltd.	181,876	99,735
Power Assets Holdings, Ltd.	56,082	332,692
Shanghai Industrial Holdings, Ltd.	33,930	50,822
Shanghai Industrial Urban Development Group, Ltd.	33,930	3,203
Shenzhen International Holdings, Ltd.	35,084	63,628
Shenzhen Investment, Ltd.	118,638	36,747
Shimao Property Holdings, Ltd.	51,000	176,747
Sino Biopharmaceutical, Ltd.	249,000	324,964
Sino Land Company, Ltd.	122,951	154,741
SJM Holdings, Ltd.	83,000	69,258
SSY Group, Ltd.	54,000	41,841
Sun Art Retail Group, Ltd.	86,000	126,517
Sun Hung Kai Properties, Ltd.	57,130	746,920
Swire Pacific, Ltd., Class A (B)	18,163	115,620
Swire Properties, Ltd.	43,628	121,886
Techtronic Industries Company, Ltd.	55,500	352,420
The Bank of East Asia, Ltd.	59,561	127,283
The Wharf Holdings, Ltd. (B)	46,876	82,386
Towngas China Company, Ltd. (A)	20,000	9,879
Vitasoy International Holdings, Ltd.	26,000	78,244
WH Group, Ltd. (D)	387,803	357,946
Wharf Real Estate Investment Company, Ltd.	46,876	191,204
Wheelock & Company, Ltd.	29,000	196,502
Yue Yuen Industrial Holdings, Ltd.	31,567	48,238
Yuexiu Property Company, Ltd.	244,000	43,598
		22,098,378
Hungary - 0.1%
MOL Hungarian Oil & Gas PLC	12,392	72,714
OTP Bank NYRT	7,225	207,244
Richter Gedeon NYRT	4,794	90,410
		370,368
India - 2.0%
Adani Ports & Special Economic Zone, Ltd.	28,084	93,016
Ambuja Cements, Ltd.	22,913	47,104
Ashok Leyland, Ltd.	52,290	29,568
Asian Paints, Ltd.	10,113	221,362
Aurobindo Pharma, Ltd.	9,153	49,493
Avenue Supermarts, Ltd. (A)(D)	4,471	131,225
Axis Bank, Ltd.	80,176	400,326
Bajaj Auto, Ltd.	2,923	77,455
Bajaj Finance, Ltd.	5,420	158,303
Bajaj Finserv, Ltd.	1,261	76,399
Bharat Forge, Ltd.	9,316	28,819
Bharat Petroleum Corp., Ltd.	27,177	111,978
Bharti Airtel, Ltd. (A)	73,383	427,297
Bharti Infratel, Ltd.	15,904	33,688
Bosch, Ltd.	253	31,482
Britannia Industries, Ltd.	2,012	71,113
Cipla, Ltd.	12,134	67,336
Coal India, Ltd.	24,417	44,788
Dabur India, Ltd.	17,709	104,693

85

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Divi's Laboratories, Ltd.	2,856	$74,103
Dr. Reddy's Laboratories, Ltd., ADR	3,359	135,468
Eicher Motors, Ltd.	425	72,526
GAIL India, Ltd., GDR	9,954	61,067
Godrej Consumer Products, Ltd.	11,997	82,084
Grasim Industries, Ltd.	10,574	66,405
Havells India, Ltd.	11,177	70,297
HCL Technologies, Ltd.	37,954	217,226
Hero MotoCorp, Ltd.	4,200	87,669
Hindalco Industries, Ltd.	41,886	52,327
Hindustan Petroleum Corp., Ltd.	20,412	51,019
Hindustan Unilever, Ltd.	25,024	758,903
Housing Development Finance Corp., Ltd.	62,060	1,332,881
ICICI Bank, Ltd.	82,343	354,606
ICICI Bank, Ltd., ADR	47,107	400,410
ICICI Lombard General Insurance Company, Ltd. (D)	4,861	70,622
Indian Oil Corp., Ltd.	38,494	41,237
Infosys, Ltd., ADR	133,708	1,097,743
ITC, Ltd.	113,026	252,198
JSW Steel, Ltd.	33,031	63,192
Larsen & Toubro, Ltd.	16,660	177,980
LIC Housing Finance, Ltd.	9,991	31,059
Lupin, Ltd.	7,740	60,173
Mahindra & Mahindra Financial Services, Ltd.	12,958	25,059
Mahindra & Mahindra, Ltd., GDR	23,120	88,953
Marico, Ltd.	14,917	54,218
Maruti Suzuki India, Ltd.	3,626	204,525
Motherson Sumi Systems, Ltd.	37,306	29,812
Nestle India, Ltd.	776	167,498
NTPC, Ltd.	66,405	73,683
Oil & Natural Gas Corp., Ltd.	90,136	80,348
Page Industries, Ltd.	194	42,924
Petronet LNG, Ltd.	21,320	56,402
Pidilite Industries, Ltd.	4,359	78,049
Piramal Enterprises, Ltd.	3,012	37,554
Power Grid Corp. of India, Ltd.	55,842	117,083
REC, Ltd.	22,831	26,861
Reliance Capital, Ltd., GDR (A)(D)	4,327	257
Reliance Industries, Ltd.	16,339	235,318
Reliance Industries, Ltd., GDR (D)	45,832	1,403,719
Shree Cement, Ltd.	276	64,086
Shriram Transport Finance Company, Ltd.	4,949	42,629
State Bank of India, GDR (A)	5,224	132,354
Sun Pharmaceutical Industries, Ltd.	29,344	135,901
Tata Consultancy Services, Ltd.	34,423	824,896
Tata Motors, Ltd., ADR (A)(B)	8,581	40,502
Tata Steel, Ltd., GDR	11,000	40,364
Tech Mahindra, Ltd.	18,378	136,050
The Tata Power Company, Ltd.	38,886	16,778
Titan Company, Ltd.	10,263	126,582
UltraTech Cement, Ltd.	2,054	87,109
UltraTech Cement, Ltd., GDR	1,026	44,007
United Spirits, Ltd. (A)	10,125	64,885
UPL, Ltd.	15,099	65,715
Vedanta, Ltd., ADR	13,934	49,605
Wipro, Ltd., ADR	30,298	93,924
Zee Entertainment Enterprises, Ltd.	20,071	32,611
		12,536,901
Indonesia - 0.4%
Adaro Energy Tbk PT	315,000	18,822
Astra International Tbk PT	679,000	161,432
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Indonesia (continued)
Bank Central Asia Tbk PT	360,900	$608,087
Bank Mandiri Persero Tbk PT	715,674	203,475
Bank Negara Indonesia Persero Tbk PT	276,500	64,487
Bank Rakyat Indonesia Persero Tbk PT	1,930,000	353,972
Bumi Serpong Damai Tbk PT (A)	429,500	17,482
Charoen Pokphand Indonesia Tbk PT	276,000	83,051
Gudang Garam Tbk PT	26,000	65,325
Hanjaya Mandala Sampoerna Tbk PT	362,500	31,422
Indah Kiat Pulp & Paper Corp. Tbk PT	97,300	23,759
Indocement Tunggal Prakarsa Tbk PT	53,500	40,745
Indofood CBP Sukses Makmur Tbk PT	114,400	71,355
Indofood Sukses Makmur Tbk PT	147,500	57,062
Jasa Marga Persero Tbk PT	123,300	19,108
Kalbe Farma Tbk PT	855,000	62,691
Pakuwon Jati Tbk PT	1,217,900	22,790
Perusahaan Gas Negara Tbk PT	480,500	22,639
Semen Indonesia Persero Tbk PT	111,000	51,563
Telekomunikasi Indonesia Persero Tbk PT	1,600,100	310,766
Telekomunikasi Indonesia Persero Tbk PT, ADR	358	6,892
Unilever Indonesia Tbk PT	332,500	147,035
United Tractors Tbk PT	55,279	56,926
		2,500,886
Ireland - 0.6%
AerCap Holdings NV (A)	5,178	118,007
AIB Group PLC (A)	28,431	31,525
Bank of Ireland Group PLC	28,441	52,862
CRH PLC	30,732	831,085
DCC PLC	3,819	238,500
Experian PLC	33,477	930,368
Flutter Entertainment PLC	2,701	242,963
Irish Bank Resolution Corp., Ltd. (A)(C)	38,483	0
James Hardie Industries PLC, CHESS Depositary Interest	15,679	182,045
Kerry Group PLC, Class A (London Stock Exchange)	5,738	660,805
Kingspan Group PLC	5,492	293,099
Smurfit Kappa Group PLC	8,017	226,449
		3,807,708
Isle of Man - 0.0%
GVC Holdings PLC	22,751	157,590
Israel - 0.4%
Azrieli Group, Ltd.	1,424	81,418
Bank Hapoalim BM	35,772	214,341
Bank Leumi Le-Israel BM	54,437	300,164
Check Point Software Technologies, Ltd. (A)	4,016	403,769
CyberArk Software, Ltd. (A)	1,300	111,228
Elbit Systems, Ltd.	787	101,986
Israel Chemicals, Ltd.	16,931	53,923
Israel Discount Bank, Ltd., Class A	41,515	121,052
Mizrahi Tefahot Bank, Ltd.	5,543	102,023
Nice, Ltd. (A)	1,954	282,540
Teva Pharmaceutical Industries, Ltd. (A)	33,126	294,360
Wix.com, Ltd. (A)	1,600	161,312
		2,228,116
Italy - 1.4%
Assicurazioni Generali SpA	42,969	582,007
Atlantia SpA	19,839	246,450
Davide Campari-Milano SpA (B)	20,278	145,421
Enel SpA	290,158	2,001,467
Eni SpA	98,316	977,013
Ferrari NV	4,799	739,214

86

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Italy (continued)
FinecoBank Banca Fineco SpA	25,319	$227,797
Intesa Sanpaolo SpA	575,443	931,102
Leonardo SpA	15,427	101,991
Mediobanca Banca di Credito Finanziario SpA	22,013	120,041
Moncler SpA	6,366	231,332
Pirelli & C. SpA (D)	14,232	50,213
Poste Italiane SpA (D)	21,903	184,354
Prysmian SpA	8,366	132,826
Recordati SpA	4,564	192,294
Snam SpA	82,226	375,798
Telecom Italia SpA (A)	387,741	156,948
Telecom Italia SpA	233,394	91,187
Terna Rete Elettrica Nazionale SpA	57,217	359,659
UniCredit SpA	78,343	606,108
		8,453,222
Japan - 17.3%
ABC-Mart, Inc.	1,400	70,068
Acom Company, Ltd.	18,200	73,909
Advantest Corp.	7,300	290,759
Aeon Company, Ltd.	24,200	536,128
AEON Financial Service Company, Ltd.	4,800	51,284
Aeon Mall Company, Ltd.	3,300	41,650
AGC, Inc.	6,500	158,389
Air Water, Inc.	5,000	68,474
Aisin Seiki Company, Ltd.	6,200	151,845
Ajinomoto Company, Inc.	16,300	303,742
Alfresa Holdings Corp.	6,700	124,697
Alps Alpine Company, Ltd.	7,400	71,304
Amada Holdings Company, Ltd.	12,000	94,055
ANA Holdings, Inc. (B)	4,100	99,892
Aozora Bank, Ltd.	3,900	74,428
Asahi Group Holdings, Ltd.	13,400	434,739
Asahi Intecc Company, Ltd.	7,000	173,124
Asahi Kasei Corp.	46,400	325,117
Astellas Pharma, Inc.	67,200	1,035,374
Bandai Namco Holdings, Inc.	7,499	363,726
Benesse Holdings, Inc.	2,400	61,076
Bridgestone Corp.	20,300	621,395
Brother Industries, Ltd.	8,700	131,774
Calbee, Inc.	2,900	78,262
Canon, Inc.	35,600	773,621
Casio Computer Company, Ltd.	6,700	93,741
Central Japan Railway Company	5,100	817,383
Chubu Electric Power Company, Inc.	22,000	310,490
Chugai Pharmaceutical Company, Ltd.	8,000	925,566
Coca-Cola Bottlers Japan Holdings, Inc. (B)	4,700	96,460
Concordia Financial Group, Ltd.	39,100	113,806
Credit Saison Company, Ltd.	5,000	58,009
CyberAgent, Inc.	3,600	139,521
Dai Nippon Printing Company, Ltd.	9,800	208,261
Daicel Corp.	10,034	72,998
Daifuku Company, Ltd. (B)	4,000	250,673
Dai-ichi Life Holdings, Inc.	39,900	473,818
Daiichi Sankyo Company, Ltd.	20,100	1,380,401
Daikin Industries, Ltd.	8,800	1,062,284
Daito Trust Construction Company, Ltd.	2,600	241,445
Daiwa House Industry Company, Ltd.	20,700	511,442
Daiwa House REIT Investment Corp.	78	191,172
Daiwa Securities Group, Inc.	54,400	210,218
Denso Corp.	16,000	511,272
Dentsu Group, Inc.	8,400	162,305
Disco Corp. (B)	1,000	194,553
East Japan Railway Company	10,800	817,240
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Eisai Company, Ltd.	9,200	$672,956
Electric Power Development Company, Ltd.	5,200	104,217
FamilyMart Company, Ltd.	8,800	158,012
FANUC Corp.	6,900	922,018
Fast Retailing Company, Ltd. (B)	2,100	856,889
Fuji Electric Company, Ltd.	4,600	103,143
FUJIFILM Holdings Corp.	13,300	655,418
Fujitsu, Ltd.	7,000	630,481
Fukuoka Financial Group, Inc.	5,800	76,511
GMO Payment Gateway, Inc.	1,500	105,128
Hakuhodo DY Holdings, Inc.	9,300	93,837
Hamamatsu Photonics KK	5,400	219,427
Hankyu Hanshin Holdings, Inc.	8,400	282,200
Hikari Tsushin, Inc.	800	133,866
Hino Motors, Ltd.	10,000	53,332
Hirose Electric Company, Ltd.	1,223	126,083
Hisamitsu Pharmaceutical Company, Inc.	2,000	92,808
Hitachi Chemical Company, Ltd.	3,700	157,448
Hitachi Construction Machinery Company, Ltd.	4,100	82,230
Hitachi High-Tech Corp.	2,500	184,680
Hitachi Metals, Ltd.	9,000	94,470
Hitachi, Ltd.	34,600	993,934
Honda Motor Company, Ltd.	58,500	1,309,022
Hoshizaki Corp.	1,900	142,123
Hoya Corp.	13,500	1,147,926
Hulic Company, Ltd.	10,700	108,285
Idemitsu Kosan Company, Ltd.	7,206	164,467
IHI Corp.	5,700	66,380
Iida Group Holdings Company, Ltd. (B)	5,000	69,106
Inpex Corp.	36,700	205,889
Isetan Mitsukoshi Holdings, Ltd.	12,219	70,892
Isuzu Motors, Ltd.	21,600	142,946
ITOCHU Corp.	47,500	982,994
Itochu Techno-Solutions Corp.	3,400	96,833
J Front Retailing Company, Ltd.	9,000	74,280
Japan Airlines Company, Ltd.	4,000	73,510
Japan Airport Terminal Company, Ltd. (B)	1,500	57,648
Japan Exchange Group, Inc.	18,100	317,636
Japan Post Bank Company, Ltd. (B)	14,000	129,292
Japan Post Holdings Company, Ltd.	58,300	456,058
Japan Post Insurance Company, Ltd.	8,300	102,547
Japan Prime Realty Investment Corp.	28	84,596
Japan Real Estate Investment Corp.	47	276,279
Japan Retail Fund Investment Corp.	93	105,720
Japan Tobacco, Inc.	42,700	789,809
JFE Holdings, Inc. (B)	18,300	118,585
JGC Holdings Corp.	7,000	55,874
JSR Corp.	6,500	118,804
JTEKT Corp.	7,300	49,304
JXTG Holdings, Inc.	109,211	372,124
Kajima Corp.	16,500	168,655
Kakaku.com, Inc.	5,000	91,447
Kamigumi Company, Ltd.	4,500	75,958
Kansai Paint Company, Ltd.	7,000	132,776
Kao Corp.	17,200	1,401,254
Kawasaki Heavy Industries, Ltd. (B)	5,000	71,939
KDDI Corp.	63,500	1,875,701
Keihan Holdings Company, Ltd.	3,400	150,814
Keikyu Corp.	8,900	149,737
Keio Corp.	3,700	218,424
Keisei Electric Railway Company, Ltd.	4,800	138,711
Keyence Corp.	6,496	2,088,546

87

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Kikkoman Corp.	5,200	$220,477
Kintetsu Group Holdings Company, Ltd.	6,200	286,950
Kirin Holdings Company, Ltd.	29,300	578,682
Kobayashi Pharmaceutical Company, Ltd.	1,800	166,538
Koito Manufacturing Company, Ltd.	4,000	134,477
Komatsu, Ltd.	34,200	553,473
Konami Holdings Corp.	3,700	113,489
Konica Minolta, Inc.	18,700	75,340
Kose Corp.	1,200	148,490
Kubota Corp.	36,900	469,333
Kuraray Company, Ltd.	13,300	133,817
Kurita Water Industries, Ltd.	3,500	80,298
Kyocera Corp.	11,400	672,723
Kyowa Kirin Company, Ltd.	9,473	211,717
Kyushu Electric Power Company, Inc.	16,000	128,324
Kyushu Railway Company	5,700	163,735
Lawson, Inc.	1,900	104,291
LINE Corp. (A)	2,600	125,529
Lion Corp.	8,000	170,610
LIXIL Group Corp.	10,300	126,908
M3, Inc.	16,300	480,803
Makita Corp. (B)	8,700	265,383
Marubeni Corp.	57,400	284,880
Marui Group Company, Ltd. (B)	7,600	127,138
Maruichi Steel Tube, Ltd. (B)	2,300	55,085
Mazda Motor Corp.	20,300	107,201
McDonald's Holdings Company Japan, Ltd.	2,600	117,265
Mebuki Financial Group, Inc.	29,510	59,856
Medipal Holdings Corp.	6,090	113,797
MEIJI Holdings Company, Ltd.	4,100	290,551
Mercari, Inc. (A)	3,800	73,800
MINEBEA MITSUMI, Inc.	13,900	205,309
MISUMI Group, Inc.	10,700	231,451
Mitsubishi Chemical Holdings Corp.	46,900	278,494
Mitsubishi Corp.	47,700	1,008,962
Mitsubishi Electric Corp.	65,000	794,054
Mitsubishi Estate Company, Ltd.	43,800	646,889
Mitsubishi Gas Chemical Company, Inc.	5,814	62,738
Mitsubishi Heavy Industries, Ltd.	11,700	294,862
Mitsubishi Materials Corp.	3,900	79,728
Mitsubishi Motors Corp. (B)	24,700	69,594
Mitsubishi UFJ Financial Group, Inc.	442,700	1,656,386
Mitsubishi UFJ Lease & Finance Company, Ltd.	17,600	86,148
Mitsui & Company, Ltd.	58,900	817,750
Mitsui Chemicals, Inc. (B)	6,800	127,991
Mitsui Fudosan Company, Ltd.	31,400	543,682
Mitsui OSK Lines, Ltd.	4,700	75,332
Mizuho Financial Group, Inc.	851,600	977,023
MonotaRO Company, Ltd.	4,500	118,896
MS&AD Insurance Group Holdings, Inc.	17,600	491,060
Murata Manufacturing Company, Ltd.	20,300	1,009,210
Nabtesco Corp.	3,900	89,212
Nagoya Railroad Company, Ltd.	6,700	188,375
NEC Corp.	8,800	320,436
Nexon Company, Ltd.	18,000	294,135
NGK Insulators, Ltd. (B)	9,000	117,133
NGK Spark Plug Company, Ltd.	6,300	88,309
NH Foods, Ltd.	3,119	108,543
Nidec Corp.	15,800	814,245
Nikon Corp. (B)	12,400	113,811
Nintendo Company, Ltd.	4,000	1,554,614
Nippon Building Fund, Inc.	48	322,894
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nippon Express Company, Ltd.	2,900	$141,459
Nippon Paint Holdings Company, Ltd.	5,200	270,672
Nippon Prologis REIT, Inc.	66	166,062
Nippon Shinyaku Company, Ltd.	1,700	133,121
Nippon Steel Corp.	30,600	260,844
Nippon Telegraph & Telephone Corp.	45,800	1,095,381
Nippon Yusen KK	5,500	64,964
Nissan Chemical Corp. (B)	4,600	166,600
Nissan Motor Company, Ltd.	85,000	284,385
Nisshin Seifun Group, Inc.	7,400	123,449
Nissin Foods Holdings Company, Ltd.	2,200	182,571
Nitori Holdings Company, Ltd.	2,900	391,909
Nitto Denko Corp.	5,400	239,863
Nomura Holdings, Inc.	123,700	522,027
Nomura Real Estate Holdings, Inc.	4,500	72,813
Nomura Real Estate Master Fund, Inc.	151	192,060
Nomura Research Institute, Ltd.	12,246	258,669
NSK, Ltd.	13,215	84,116
NTT Data Corp.	22,500	215,383
NTT DOCOMO, Inc.	47,700	1,491,727
Obayashi Corp.	25,900	219,775
Obic Company, Ltd.	2,200	286,637
Odakyu Electric Railway Company, Ltd.	10,900	239,378
Oji Holdings Corp.	30,000	159,485
Olympus Corp.	43,100	621,299
Omron Corp.	6,600	341,238
Ono Pharmaceutical Company, Ltd.	12,500	287,255
Oracle Corp. Japan	1,500	130,834
Oriental Land Company, Ltd.	7,100	906,365
ORIX Corp.	49,000	584,603
Orix JREIT, Inc.	97	127,580
Osaka Gas Company, Ltd.	13,800	259,131
Otsuka Corp.	3,800	161,996
Otsuka Holdings Company, Ltd.	14,500	565,767
Pan Pacific International Holdings Corp.	15,000	284,060
Panasonic Corp.	81,700	618,502
Park24 Company, Ltd.	4,100	60,441
PeptiDream, Inc. (A)	3,300	114,870
Persol Holdings Company, Ltd.	6,200	62,038
Pigeon Corp.	4,100	156,969
Pola Orbis Holdings, Inc.	3,200	58,830
Rakuten, Inc.	32,500	245,019
Recruit Holdings Company, Ltd.	48,700	1,257,983
Renesas Electronics Corp. (A)	29,900	106,356
Resona Holdings, Inc.	78,000	233,868
Ricoh Company, Ltd. (B)	24,000	175,231
Rinnai Corp.	1,200	84,589
Rohm Company, Ltd.	3,400	184,559
Ryohin Keikaku Company, Ltd.	9,000	100,085
Sankyo Company, Ltd.	1,900	55,101
Santen Pharmaceutical Company, Ltd.	14,000	240,265
SBI Holdings, Inc.	9,613	140,065
Secom Company, Ltd.	7,700	636,854
Sega Sammy Holdings, Inc.	6,900	83,713
Seibu Holdings, Inc.	7,100	78,265
Seiko Epson Corp. (B)	11,600	124,850
Sekisui Chemical Company, Ltd.	13,400	176,533
Sekisui House, Ltd.	22,800	376,018
Seven & i Holdings Company, Ltd.	26,800	885,067
Seven Bank, Ltd.	20,400	52,649
SG Holdings Company, Ltd.	5,100	121,474
Sharp Corp. (A)(B)	9,700	100,691
Shimadzu Corp. (B)	8,000	208,786
Shimamura Company, Ltd.	700	42,304
Shimano, Inc.	2,600	370,795

88

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Shimizu Corp.	21,600	$168,088
Shin-Etsu Chemical Company, Ltd.	12,700	1,248,248
Shinsei Bank, Ltd.	6,900	91,389
Shionogi & Company, Ltd.	10,000	492,595
Shiseido Company, Ltd.	14,200	834,569
Showa Denko KK	4,800	98,477
SMC Corp.	2,000	838,487
Softbank Corp. (B)	59,600	759,226
SoftBank Group Corp.	56,500	2,000,235
Sohgo Security Services Company, Ltd.	2,900	140,764
Sompo Holdings, Inc.	12,300	379,134
Sony Corp.	45,400	2,689,205
Sony Financial Holdings, Inc.	5,600	94,034
Square Enix Holdings Company, Ltd.	3,400	151,897
Stanley Electric Company, Ltd.	5,300	104,032
Subaru Corp.	22,500	430,089
SUMCO Corp.	8,200	104,196
Sumitomo Chemical Company, Ltd. (B)	56,000	165,450
Sumitomo Corp.	44,000	501,787
Sumitomo Dainippon Pharma Company, Ltd.	5,300	68,801
Sumitomo Electric Industries, Ltd.	29,000	302,992
Sumitomo Heavy Industries, Ltd.	4,002	71,602
Sumitomo Metal Mining Company, Ltd.	8,500	173,778
Sumitomo Mitsui Financial Group, Inc.	46,800	1,136,931
Sumitomo Mitsui Trust Holdings, Inc.	11,000	316,032
Sumitomo Realty & Development Company, Ltd.	12,200	297,898
Sumitomo Rubber Industries, Ltd.	7,100	66,689
Sundrug Company, Ltd.	2,400	76,906
Suntory Beverage & Food, Ltd.	5,000	188,945
Suzuken Company, Ltd.	2,640	95,916
Suzuki Motor Corp.	13,500	321,451
Sysmex Corp.	6,100	441,487
T&D Holdings, Inc.	19,900	161,322
Taiheiyo Cement Corp.	4,200	71,540
Taisei Corp.	7,400	225,686
Taisho Pharmaceutical Holdings Company, Ltd.	1,200	73,655
Taiyo Nippon Sanso Corp.	4,600	68,067
Takeda Pharmaceutical Company, Ltd.	53,876	1,640,422
TDK Corp.	4,700	361,379
Teijin, Ltd.	6,400	108,256
Terumo Corp.	23,000	788,012
The Bank of Kyoto, Ltd.	1,900	60,215
The Chiba Bank, Ltd. (B)	21,600	94,028
The Chugoku Electric Power Company, Inc. (B)	10,000	139,522
The Kansai Electric Power Company, Inc.	27,200	302,761
The Shizuoka Bank, Ltd.	17,000	103,219
The Yokohama Rubber Company, Ltd.	5,000	61,985
THK Company, Ltd.	5,200	104,773
Tobu Railway Company, Ltd.	6,800	237,232
Toho Company, Ltd.	4,067	124,356
Toho Gas Company, Ltd.	2,800	126,226
Tohoku Electric Power Company, Inc.	16,600	159,574
Tokio Marine Holdings, Inc.	22,800	1,043,204
Tokyo Century Corp. (B)	1,500	46,936
Tokyo Electric Power Company Holdings, Inc. (A)	50,400	175,329
Tokyo Electron, Ltd.	5,500	1,025,054
Tokyo Gas Company, Ltd.	13,900	327,529
Tokyu Corp.	17,900	281,288
Tokyu Fudosan Holdings Corp.	19,400	93,180
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Toppan Printing Company, Ltd.	10,300	$157,261
Toray Industries, Inc.	50,800	219,889
Toshiba Corp.	13,400	293,706
Tosoh Corp.	9,300	105,100
TOTO, Ltd.	5,400	178,136
Toyo Seikan Group Holdings, Ltd.	5,500	62,740
Toyo Suisan Kaisha, Ltd.	3,600	173,997
Toyoda Gosei Company, Ltd.	2,466	41,968
Toyota Industries Corp.	5,200	247,935
Toyota Motor Corp.	81,280	4,898,333
Toyota Tsusho Corp.	7,900	184,539
Trend Micro, Inc.	4,600	227,158
Tsuruha Holdings, Inc.	1,300	171,402
Unicharm Corp.	14,800	554,021
United Urban Investment Corp.	114	114,053
USS Company, Ltd.	7,770	106,546
Welcia Holdings Company, Ltd.	1,700	119,104
West Japan Railway Company	6,000	410,370
Yakult Honsha Company, Ltd.	4,243	249,955
Yamada Denki Company, Ltd. (A)(B)	22,400	89,220
Yamaha Corp.	5,300	205,404
Yamaha Motor Company, Ltd.	10,100	121,452
Yamato Holdings Company, Ltd.	11,000	171,832
Yamazaki Baking Company, Ltd.	4,000	83,371
Yaskawa Electric Corp.	9,000	244,716
Yokogawa Electric Corp.	9,386	112,283
Z Holdings Corp.	94,400	300,962
ZOZO, Inc.	2,800	37,580
		107,757,456
Luxembourg - 0.2%
ArcelorMittal SA	24,275	229,167
Aroundtown SA	37,519	187,800
Eurofins Scientific SE	430	209,840
Millicom International Cellular SA	2,582	71,737
Reinet Investments SCA	5,229	83,256
SES SA	14,498	85,052
Tenaris SA	16,418	99,047
		965,899
Macau - 0.1%
Sands China, Ltd.	89,600	325,973
Wynn Macau, Ltd.	61,415	92,105
		418,078
Malaysia - 0.5%
AirAsia Group BHD	21,700	3,959
AMMB Holdings BHD	59,087	40,979
Axiata Group BHD	101,690	77,150
British American Tobacco Malaysia BHD	4,300	10,208
CIMB Group Holdings BHD	188,437	156,807
Dialog Group BHD	166,000	116,629
DiGi.Com BHD	110,800	111,631
Gamuda BHD	73,538	48,132
Genting BHD	72,900	63,054
Genting Malaysia BHD	105,700	49,025
Genting Plantations BHD	15,000	32,923
HAP Seng Consolidated BHD	30,200	53,417
Hartalega Holdings BHD	60,200	95,643
Hong Leong Bank BHD	23,269	71,982
Hong Leong Financial Group BHD	6,104	19,170
IHH Healthcare BHD	108,100	128,402
IJM Corp. BHD	87,420	31,974
IOI Corp. BHD	114,466	105,527
Kuala Lumpur Kepong BHD	17,415	84,450
Malayan Banking BHD	122,385	211,151

89

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
Malaysia Airports Holdings BHD	34,427	$34,394
Maxis BHD	67,200	83,402
MISC BHD	26,280	45,087
Nestle Malaysia BHD	2,800	88,560
Petronas Chemicals Group BHD	99,800	116,402
Petronas Dagangan BHD	12,200	60,199
Petronas Gas BHD	21,200	75,262
PPB Group BHD	21,240	80,533
Press Metal Aluminium Holdings BHD	60,400	46,203
Public Bank BHD	97,378	358,232
RHB Bank BHD	29,167	31,737
Sime Darby BHD	108,224	42,609
Sime Darby Plantation BHD	108,224	123,746
Telekom Malaysia BHD	42,705	37,187
Tenaga Nasional BHD	101,250	281,792
YTL Corp. BHD	156,867	26,194
		3,043,752
Mexico - 0.5%
Alfa SAB de CV, Class A	108,680	29,045
Alsea SAB de CV (A)(B)	18,000	11,420
America Movil SAB de CV, Series L	1,171,132	696,089
Arca Continental SAB de CV	16,000	64,580
Cemex SAB de CV	521,849	109,330
Coca-Cola Femsa SAB de CV	15,212	60,906
El Puerto de Liverpool SAB de CV, Series C1 (B)	7,600	16,374
Fibra Uno Administracion SA de CV	90,200	70,799
Fomento Economico Mexicano SAB de CV	66,720	405,650
Gruma SAB de CV, Class B	7,685	59,112
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	9,700	52,445
Grupo Aeroportuario del Sureste SAB de CV, B Shares	5,780	54,483
Grupo Bimbo SAB de CV, Series A	58,984	86,502
Grupo Carso SAB de CV, Series A1	9,477	18,612
Grupo Financiero Banorte SAB de CV, Series O	92,962	254,717
Grupo Financiero Inbursa SAB de CV, Series O	86,738	62,158
Grupo Mexico SAB de CV, Series B	115,366	213,930
Grupo Televisa SAB (B)	87,126	101,404
Industrias Penoles SAB de CV	4,883	32,815
Infraestructura Energetica Nova SAB de CV	18,000	55,246
Kimberly-Clark de Mexico SAB de CV, Class A	43,778	66,546
Orbia Advance Corp. SAB de CV (B)	37,631	41,498
Promotora y Operadora de Infraestructura SAB de CV (A)	5,800	38,916
Wal-Mart de Mexico SAB de CV	186,488	439,364
		3,041,941
Netherlands - 3.0%
ABN AMRO Bank NV (D)	15,368	124,708
Adyen NV (A)(D)	371	316,954
Aegon NV (B)	73,280	183,010
Akzo Nobel NV	5,217	343,116
Altice Europe NV (A)	24,935	96,236
ASML Holding NV	14,772	3,894,121
EXOR NV	3,992	205,745
Heineken Holding NV	4,217	328,625
Heineken NV	10,110	857,975
ING Groep NV	127,050	651,017
Just Eat Takeaway (A)(D)	4,000	302,492
Koninklijke Ahold Delhaize NV	31,998	745,444
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
Koninklijke DSM NV	7,092	$797,772
Koninklijke KPN NV	143,262	342,599
Koninklijke Philips NV	28,738	1,179,908
Koninklijke Vopak NV	2,830	148,604
NN Group NV	12,137	329,832
NXP Semiconductors NV	9,969	826,729
Prosus NV (A)	15,743	1,102,339
QIAGEN NV (A)	8,350	337,135
Randstad NV	4,395	155,108
Royal Dutch Shell PLC, A Shares	149,196	2,592,078
Royal Dutch Shell PLC, B Shares	133,175	2,233,881
Wolters Kluwer NV	8,243	584,520
		18,679,948
New Zealand - 0.2%
a2 Milk Company, Ltd. (A)	26,028	265,893
Auckland International Airport, Ltd.	36,599	109,055
Fisher & Paykel Healthcare Corp., Ltd.	19,921	362,134
Fletcher Building, Ltd. (B)	29,269	60,917
Meridian Energy, Ltd.	43,320	103,388
Ryman Healthcare, Ltd.	12,940	78,493
Spark New Zealand, Ltd.	63,312	154,087
		1,133,967
Norway - 0.4%
Adevinta ASA (A)	3,512	31,794
Aker BP ASA	3,844	48,218
DNB ASA	35,015	390,100
Equinor ASA	35,722	445,315
Gjensidige Forsikring ASA	6,934	118,081
Mowi ASA	14,928	225,703
Norsk Hydro ASA	48,185	103,895
Orkla ASA	29,206	250,229
Schibsted ASA, B Shares	3,512	63,532
Telenor ASA	26,898	393,134
Yara International ASA	6,981	220,733
		2,290,734
Peru - 0.1%
Cia de Minas Buenaventura SAA, ADR	8,064	58,787
Credicorp, Ltd.	2,434	348,232
Southern Copper Corp.	2,874	80,932
		487,951
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	85,070	62,776
Aboitiz Power Corp.	72,200	37,020
Ayala Corp.	8,920	81,559
Ayala Land, Inc.	253,800	149,769
Bank of the Philippine Islands	34,118	41,506
BDO Unibank, Inc.	77,140	155,937
Globe Telecom, Inc.	970	36,761
GT Capital Holdings, Inc.	3,464	27,640
JG Summit Holdings, Inc.	85,100	87,324
Jollibee Foods Corp.	18,900	39,341
Manila Electric Company	8,090	35,564
Megaworld Corp.	564,000	27,638
Metro Pacific Investments Corp.	509,100	24,183
Metropolitan Bank & Trust Company	65,642	51,474
PLDT, Inc.	3,730	82,505
Security Bank Corp.	15,170	31,843
SM Investments Corp.	8,302	132,808
SM Prime Holdings, Inc.	311,044	172,736
Universal Robina Corp.	30,280	61,938
		1,340,322
Poland - 0.2%
Bank Millennium SA (A)	21,269	16,408

90

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Poland (continued)
Bank Polska Kasa Opieki SA	5,522	$74,010
CCC SA	1,215	8,721
CD Projekt SA	2,349	161,779
Cyfrowy Polsat SA	6,360	36,439
Dino Polska SA (A)(D)	1,719	66,868
Grupa Lotos SA	3,293	41,098
KGHM Polska Miedz SA (A)	5,681	81,196
LPP SA	42	52,825
mBank SA (A)	525	28,059
Orange Polska SA (A)	26,179	37,366
PGE Polska Grupa Energetyczna SA (A)	26,654	24,433
Polski Koncern Naftowy ORLEN SA	11,432	152,981
Polskie Gornictwo Naftowe i Gazownictwo SA	62,946	51,987
Powszechna Kasa Oszczednosci Bank Polski SA	32,873	178,434
Powszechny Zaklad Ubezpieczen SA	23,000	172,776
Santander Bank Polska SA	1,219	50,839
		1,236,219
Portugal - 0.1%
EDP - Energias de Portugal SA	84,624	340,475
Galp Energia SGPS SA	18,673	213,548
Jeronimo Martins SGPS SA	7,332	132,336
		686,359
Romania - 0.0%
NEPI Rockcastle PLC	13,882	57,884
Russia - 0.9%
Evraz PLC	18,017	51,549
Gazprom PJSC, ADR	251,662	1,147,579
Gazprom PJSC, ADR (London Stock Exchange)	3,680	16,688
LUKOIL PJSC, ADR	23,756	1,405,405
MMC Norilsk Nickel PJSC, ADR	39,185	950,628
Mobile TeleSystems PJSC, ADR	20,264	154,006
Novatek PJSC, GDR	3,057	346,643
Rosneft Oil Company PJSC, GDR	9,131	36,754
Rosneft Oil Company PJSC, GDR	30,000	120,755
Sberbank of Russia PJSC, ADR	40,000	376,000
Sberbank of Russia PJSC, ADR (London Stock Exchange)	34,900	330,936
Severstal PJSC, GDR	4,250	46,564
Surgutneftegas PJSC, ADR	22,274	104,242
Surgutneftegas PJSC, ADR (London Stock Exchange)	23,070	95,584
Tatneft PJSC, ADR	7,986	302,669
VTB Bank PJSC, GDR	50,760	40,827
		5,526,829
Singapore - 0.8%
Ascendas Real Estate Investment Trust	113,599	224,928
BOC Aviation, Ltd. (D)	7,400	46,751
CapitaLand Commercial Trust	82,786	88,834
CapitaLand Mall Trust	90,402	113,352
CapitaLand, Ltd.	89,999	180,352
City Developments, Ltd.	16,600	84,173
ComfortDelGro Corp., Ltd.	90,200	96,048
DBS Group Holdings, Ltd.	64,118	836,621
Genting Singapore, Ltd.	226,200	109,653
Jardine Cycle & Carriage, Ltd.	4,152	57,087
Keppel Corp., Ltd.	55,069	204,819
Mapletree Commercial Trust	74,500	95,552
Oversea-Chinese Banking Corp., Ltd.	122,325	741,159
SATS, Ltd.	29,800	66,242
Sembcorp Industries, Ltd.	38,019	41,736
Singapore Airlines, Ltd.	23,140	93,928
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
Singapore Exchange, Ltd.	28,000	$180,333
Singapore Press Holdings, Ltd.	59,500	76,934
Singapore Technologies Engineering, Ltd.	54,000	118,143
Singapore Telecommunications, Ltd.	294,940	525,797
Suntec Real Estate Investment Trust	103,300	90,339
United Overseas Bank, Ltd. (B)	48,308	662,788
UOL Group, Ltd.	20,239	92,855
Venture Corp., Ltd.	9,700	92,403
Wilmar International, Ltd.	72,000	162,821
		5,083,648
South Africa - 1.0%
Absa Group, Ltd.	25,092	104,389
Anglo American Platinum, Ltd.	1,548	64,664
AngloGold Ashanti, Ltd.	14,430	244,473
Aspen Pharmacare Holdings, Ltd. (A)	14,246	74,515
Bid Corp., Ltd.	11,078	130,576
Capitec Bank Holdings, Ltd.	1,337	65,767
Clicks Group, Ltd.	9,143	131,783
Discovery, Ltd.	16,606	72,409
Exxaro Resources, Ltd.	8,997	49,318
FirstRand, Ltd. (B)	118,126	265,090
Fortress REIT, Ltd., Class A	32,243	18,221
Gold Fields, Ltd.	29,492	143,935
Growthpoint Properties, Ltd.	106,448	76,195
Impala Platinum Holdings, Ltd.	29,527	123,028
Investec, Ltd.	7,953	15,063
Kumba Iron Ore, Ltd.	2,928	45,656
Liberty Holdings, Ltd.	4,754	17,515
Life Healthcare Group Holdings, Ltd.	60,966	62,972
Momentum Metropolitan Holdings	19,936	17,402
Mr. Price Group, Ltd.	8,969	56,915
MTN Group, Ltd.	59,164	158,640
MultiChoice Group, Ltd. (A)	15,717	74,690
Naspers, Ltd., N Shares	16,603	2,359,526
Nedbank Group, Ltd.	13,031	60,554
Old Mutual, Ltd. (B)	182,601	118,614
Pick n Pay Stores, Ltd.	13,126	44,505
PSG Group, Ltd.	4,220	30,392
Rand Merchant Investment Holdings, Ltd.	32,688	40,594
Redefine Properties, Ltd.	221,491	29,302
Remgro, Ltd.	20,519	140,287
Resilient REIT, Ltd.	475	845
RMB Holdings, Ltd.	31,391	85,834
Sanlam, Ltd.	63,976	182,180
Sasol, Ltd.	19,396	40,178
Shoprite Holdings, Ltd.	16,492	115,731
Sibanye Stillwater, Ltd. (A)	83,867	105,833
Standard Bank Group, Ltd.	46,838	268,060
Telkom SA SOC, Ltd.	13,339	15,183
The Bidvest Group, Ltd.	11,166	91,032
The Foschini Group, Ltd.	7,014	26,193
The SPAR Group, Ltd.	5,706	57,759
Tiger Brands, Ltd.	6,286	65,112
Vodacom Group, Ltd.	19,298	126,105
Woolworths Holdings, Ltd.	33,746	52,013
		6,069,048
South Korea - 3.0%
Amorepacific Corp.	1,183	162,233
AMOREPACIFIC Group	770	34,758
BGF Company, Ltd.	3,285	9,874
BGF retail Company, Ltd.	279	30,221
BNK Financial Group, Inc.	8,021	29,108
Celltrion Healthcare Company, Ltd. (A)	1,513	110,382

91

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Celltrion, Inc. (A)	3,296	$613,051
Cheil Worldwide, Inc.	1,346	17,442
CJ CheilJedang Corp.	326	57,581
CJ Corp.	456	24,012
CJ ENM Company, Ltd.	398	33,652
CJ Logistics Corp. (A)	392	43,476
Coway Company, Ltd.	1,930	91,296
Daelim Industrial Company, Ltd.	877	52,586
Daewoo Engineering & Construction Company, Ltd. (A)	2,130	5,072
DB Insurance Company, Ltd.	1,810	51,287
Doosan Bobcat, Inc.	1,853	27,168
E-MART, Inc.	817	70,875
Fila Holdings Corp.	1,753	41,434
GS Engineering & Construction Corp.	1,468	24,391
GS Holdings Corp.	2,038	61,439
GS Retail Company, Ltd.	966	24,493
Hana Financial Group, Inc.	10,757	202,378
Hankook Tire & Technology Company, Ltd.	3,008	47,501
Hanmi Pharm Company, Ltd.	227	48,352
Hanon Systems	4,656	33,811
Hanwha Corp.	2,040	25,288
Hanwha Life Insurance Company, Ltd.	8,120	9,160
Hanwha Solutions Corp.	4,418	48,049
HDC Hyundai Development Co-Engineering & Construction, Series E	2,064	26,242
Helixmith Company, Ltd. (A)	650	36,235
HLB, Inc. (A)	1,118	81,321
Hotel Shilla Company, Ltd.	1,190	68,099
Hyundai Department Store Company, Ltd.	494	23,754
Hyundai Engineering & Construction Company, Ltd.	2,649	59,076
Hyundai Glovis Company, Ltd.	539	39,887
Hyundai Heavy Industries Holdings Company, Ltd.	311	50,086
Hyundai Marine & Fire Insurance Company, Ltd.	2,650	49,000
Hyundai Mobis Company, Ltd.	2,332	322,581
Hyundai Motor Company	5,358	385,998
Hyundai Steel Company	2,875	42,034
Industrial Bank of Korea	9,029	55,168
Kakao Corp.	1,792	226,658
Kangwon Land, Inc.	4,000	64,459
KB Financial Group, Inc.	13,089	368,115
KB Financial Group, Inc., ADR	743	20,202
KCC Corp.	165	17,367
Kia Motors Corp.	8,934	188,051
Korea Aerospace Industries, Ltd.	1,710	29,031
Korea Electric Power Corp. (A)	6,370	99,468
Korea Electric Power Corp., ADR	4,277	32,291
Korea Gas Corp.	1,166	20,418
Korea Investment Holdings Company, Ltd.	1,170	47,171
Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	1,465	93,096
Korea Zinc Company, Ltd.	339	98,655
Korean Air Lines Company, Ltd. (A)	1,349	20,415
KT&G Corp.	4,323	264,686
Kumho Petrochemical Company, Ltd.	614	32,414
LG Chem, Ltd.	1,568	388,365
LG Corp.	3,377	163,582
LG Display Company, Ltd. (A)	7,650	68,738
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
LG Display Company, Ltd., ADR (B)	2,417	$10,731
LG Electronics, Inc.	3,460	136,040
LG Household & Health Care, Ltd.	322	294,948
LG Innotek Company, Ltd.	505	46,473
LG Uplus Corp.	3,050	26,795
Lotte Chemical Corp.	562	88,227
Lotte Corp.	819	16,043
Lotte Shopping Company, Ltd.	366	22,381
Medy-Tox, Inc.	148	23,596
Meritz Securities Company, Ltd.	10,983	25,346
Mirae Asset Daewoo Company, Ltd.	13,812	59,102
NAVER Corp.	4,958	689,333
NCSoft Corp.	565	301,543
Netmarble Corp. (A)(D)	916	69,781
NH Investment & Securities Company, Ltd.	3,944	28,863
OCI Company, Ltd. (A)	650	18,392
Orion Corp.	940	88,811
Ottogi Corp.	43	16,758
Pan Ocean Company, Ltd. (A)	11,652	28,041
Pearl Abyss Corp. (A)	204	29,759
POSCO	2,811	369,893
POSCO Chemical Company, Ltd.	847	30,036
Posco International Corp.	1,626	15,058
S-1 Corp.	608	40,124
Samsung Biologics Company, Ltd. (A)(D)	550	215,573
Samsung C&T Corp.	2,732	199,345
Samsung Card Company, Ltd.	1,490	36,717
Samsung Electro-Mechanics Company, Ltd.	1,863	147,622
Samsung Electronics Company, Ltd.	169,936	6,607,370
Samsung Engineering Company, Ltd. (A)	5,618	46,290
Samsung Fire & Marine Insurance Company, Ltd.	1,090	137,855
Samsung Heavy Industries Company, Ltd. (A)	15,521	49,270
Samsung Life Insurance Company, Ltd.	2,349	82,210
Samsung SDI Company, Ltd.	1,971	383,735
Samsung SDS Company, Ltd.	1,239	151,448
Samsung Securities Company, Ltd.	2,224	53,282
Shinhan Financial Group Company, Ltd.	15,589	364,692
Shinhan Financial Group Company, Ltd., ADR	350	8,159
Shinsegae, Inc.	197	34,933
SK Holdings Company, Ltd.	1,160	158,671
SK Hynix, Inc.	19,581	1,323,755
SK Innovation Company, Ltd.	1,818	128,634
SK Telecom Company, Ltd.	677	98,467
S-Oil Corp.	1,778	82,598
Woori Financial Group, Inc.	16,990	105,704
Yuhan Corp.	334	62,496
		18,467,933
Spain - 1.8%
ACS Actividades de Construccion y Servicios SA	9,829	195,198
Aena SME SA (D)	2,697	292,610
Amadeus IT Group SA	16,991	799,748
Banco Bilbao Vizcaya Argentaria SA	257,982	798,856
Banco de Sabadell SA	199,098	100,687
Banco Santander SA	622,154	1,479,995
Banco Santander SA (Mexican Stock Exchange) (B)	21,905	52,060
Bankia SA	48,666	53,069
Bankinter SA	26,033	94,438

92

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Spain (continued)
CaixaBank SA	144,982	$268,305
Cellnex Telecom SA (A)(D)	8,933	405,223
Enagas SA	7,812	154,109
Endesa SA	12,378	261,924
Ferrovial SA	19,505	462,985
Grifols SA	10,824	362,143
Iberdrola SA	219,613	2,148,039
Industria de Diseno Textil SA	42,230	1,094,334
Mapfre SA	37,878	64,256
Naturgy Energy Group SA	12,174	213,579
Red Electrica Corp. SA	15,612	280,540
Repsol SA	58,405	521,046
Siemens Gamesa Renewable Energy SA	9,848	145,319
Telefonica SA	180,779	822,742
		11,071,205
Sweden - 1.8%
Alfa Laval AB	13,051	223,446
Assa Abloy AB, B Shares	39,145	730,787
Atlas Copco AB, A Shares	26,242	872,658
Atlas Copco AB, B Shares	15,646	455,132
Boliden AB	10,826	194,217
Electrolux AB, Series B (B)	9,396	116,075
Epiroc AB, A Shares	24,463	241,731
Epiroc AB, B Shares	13,732	135,352
Essity AB, B Shares	23,754	727,670
Hennes & Mauritz AB, B Shares (B)	31,698	405,633
Hexagon AB, B Shares	10,382	439,005
Husqvarna AB, B Shares (B)	18,793	93,490
ICA Gruppen AB	3,982	166,310
Industrivarden AB, C Shares	6,375	122,065
Investor AB, B Shares	17,793	802,708
Kinnevik AB, B Shares (B)	8,775	143,115
L E Lundbergforetagen AB, B Shares	2,546	103,209
Lundin Petroleum AB	7,867	148,502
Sandvik AB	44,332	623,604
Securitas AB, B Shares	10,739	115,363
Skandinaviska Enskilda Banken AB, A Shares	64,456	431,666
Skanska AB, B Shares	13,244	199,311
SKF AB, B Shares	14,059	191,584
Svenska Handelsbanken AB, A Shares (A)	60,604	499,808
Swedbank AB, A Shares	33,187	366,027
Swedish Match AB	6,740	381,617
Tele2 AB, B Shares	20,712	275,947
Telefonaktiebolaget LM Ericsson, B Shares	119,548	967,737
Telia Company AB	105,161	376,411
Volvo AB, B Shares	58,103	690,608
		11,240,788
Switzerland - 7.3%
ABB, Ltd.	67,243	1,168,753
Adecco Group AG	6,058	238,725
Alcon, Inc. (A)	16,200	829,938
Baloise Holding AG	1,882	245,360
Barry Callebaut AG	92	184,143
Chocoladefabriken Lindt & Spruengli AG	4	347,177
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	42	352,526
Cie Financiere Richemont SA (B)	19,046	1,018,082
Clariant AG (A)(B)	8,258	137,448
Coca-Cola HBC AG	8,067	173,007
Credit Suisse Group AG (A)	93,261	752,743
Dufry AG (A)	1,915	58,772
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
EMS-Chemie Holding AG	321	$200,199
Geberit AG	1,376	602,935
Givaudan SA	337	1,036,941
Glencore PLC (A)	375,592	568,476
Julius Baer Group, Ltd. (A)(B)	8,601	288,112
Kuehne + Nagel International AG	2,065	281,296
LafargeHolcim, Ltd. (A)	12,164	443,907
LafargeHolcim, Ltd. (London Stock Exchange) (A)	6,750	243,171
Lonza Group AG (A)	2,717	1,117,567
Nestle SA	106,169	10,868,287
Novartis AG	78,384	6,466,589
Pargesa Holding SA, Bearer Shares	1,634	107,882
Partners Group Holding AG	742	508,022
Roche Holding AG	25,064	8,064,142
Schindler Holding AG	806	168,754
Schindler Holding AG, Participation Certificates	1,582	346,106
SGS SA	203	468,214
Sika AG	4,988	819,094
Sonova Holding AG	2,130	379,810
STMicroelectronics NV	26,000	558,912
Straumann Holding AG	401	293,173
Swiss Life Holding AG	1,226	411,502
Swiss Prime Site AG	3,037	295,593
Swiss Re AG	10,751	827,815
Swisscom AG (B)	989	529,591
Temenos AG (A)(B)	2,330	303,715
The Swatch Group AG	2,395	92,722
The Swatch Group AG, Bearer Shares	1,191	233,911
UBS Group AG (A)	140,805	1,290,635
Vifor Pharma AG	1,821	249,127
Zurich Insurance Group AG	5,459	1,917,783
		45,490,657
Taiwan - 3.1%
Acer, Inc.	58,018	29,904
Advantech Company, Ltd.	12,089	99,609
Airtac International Group	4,000	58,981
ASE Technology Holding Company, Ltd.	111,338	215,664
Asia Cement Corp.	36,863	47,861
Asustek Computer, Inc.	24,952	168,948
AU Optronics Corp.	163,827	34,142
Catcher Technology Company, Ltd.	22,184	141,908
Cathay Financial Holding Company, Ltd.	268,839	312,887
Chailease Holding Company, Ltd.	35,720	107,586
Chang Hwa Commercial Bank, Ltd.	109,345	69,032
Cheng Shin Rubber Industry Company, Ltd.	43,680	44,347
China Airlines, Ltd.	26,874	5,854
China Development Financial Holding Corp.	479,153	117,400
China Life Insurance Company, Ltd.	105,003	58,077
China Steel Corp.	363,388	227,629
Chunghwa Telecom Company, Ltd.	135,148	479,138
Compal Electronics, Inc.	79,764	45,529
CTBC Financial Holding Company, Ltd.	631,465	371,832
Delta Electronics, Inc.	70,866	280,475
E.Sun Financial Holding Company, Ltd.	298,339	238,151
Eclat Textile Company, Ltd.	6,259	49,549
Eva Airways Corp.	33,428	9,754
Evergreen Marine Corp. Taiwan, Ltd. (A)	11,566	3,520
Far Eastern New Century Corp.	64,875	48,243
Far EasTone Telecommunications Company, Ltd.	45,159	94,302
Feng TAY Enterprise Company, Ltd.	12,100	51,824

93

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
First Financial Holding Company, Ltd.	367,527	$237,496
Formosa Chemicals & Fibre Corp.	126,212	277,933
Formosa Petrochemical Corp.	43,720	116,726
Formosa Plastics Corp.	159,086	393,518
Formosa Taffeta Company, Ltd.	5,000	5,058
Foxconn Technology Company, Ltd.	15,513	25,264
Fubon Financial Holding Company, Ltd.	211,112	260,940
Giant Manufacturing Company, Ltd.	11,000	48,597
Globalwafers Company, Ltd.	9,000	100,533
Highwealth Construction Corp.	27,000	35,992
Hiwin Technologies Corp.	8,769	57,676
Hon Hai Precision Industry Company, Ltd.	444,368	1,023,054
Hotai Motor Company, Ltd.	9,000	145,328
Hua Nan Financial Holdings Company, Ltd.	286,088	170,195
Innolux Corp.	297,841	51,334
Inventec Corp.	25,899	19,859
Largan Precision Company, Ltd.	3,143	396,864
Lite-On Technology Corp.	39,626	53,907
MediaTek, Inc.	53,340	572,510
Mega Financial Holding Company, Ltd.	387,134	363,519
Micro-Star International Company, Ltd.	23,000	67,224
Nan Ya Plastics Corp.	185,992	334,631
Nanya Technology Corp.	37,000	65,119
Novatek Microelectronics Corp.	20,361	114,799
Pegatron Corp.	71,989	137,374
Pou Chen Corp.	36,641	30,970
Powertech Technology, Inc.	13,149	37,238
President Chain Store Corp.	21,496	200,961
Quanta Computer, Inc.	92,771	183,700
Realtek Semiconductor Corp.	16,999	122,034
Shin Kong Financial Holding Company, Ltd.	380,358	95,397
SinoPac Financial Holdings Company, Ltd.	385,762	140,574
Synnex Technology International Corp.	24,928	30,467
Taishin Financial Holding Company, Ltd.	319,343	122,936
Taiwan Business Bank	249,000	79,246
Taiwan Cement Corp.	159,830	207,574
Taiwan Cooperative Financial Holding Company, Ltd.	281,866	170,218
Taiwan High Speed Rail Corp.	71,000	67,034
Taiwan Mobile Company, Ltd.	62,257	205,560
Taiwan Semiconductor Manufacturing Company, Ltd.	876,227	7,888,073
Tatung Company, Ltd. (A)	67,000	43,231
The Shanghai Commercial & Savings Bank, Ltd.	118,937	153,972
Uni-President Enterprises Corp.	171,487	371,169
United Microelectronics Corp.	396,313	177,691
Vanguard International Semiconductor Corp.	43,000	83,351
Walsin Technology Corp.	11,000	58,115
Win Semiconductors Corp.	12,000	102,987
Winbond Electronics Corp.	102,000	37,888
Wistron Corp.	42,598	34,438
WPG Holdings, Ltd.	47,840	56,000
Ya Hsin Industrial Company, Ltd. (A)(C)	36,000	0
Yageo Corp.	9,584	86,068
Yuanta Financial Holding Company, Ltd.	339,267	173,214
Zhen Ding Technology Holding, Ltd.	19,000	58,066
		19,505,768
Thailand - 0.6%
Advanced Info Service PCL	48,400	293,455
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
Airports of Thailand PCL	163,100	$251,037
Bangkok Bank PCL	11,700	36,237
Bangkok Bank PCL, NVDR	2,700	8,243
Bangkok Dusit Medical Services PCL, NVDR	387,300	221,767
Bangkok Expressway & Metro PCL, NVDR	354,600	83,450
Banpu PCL	110,000	17,497
Banpu PCL, NVDR	23,700	3,770
Berli Jucker PCL, NVDR	21,300	25,986
BTS Group Holdings PCL, NVDR	301,600	83,196
Bumrungrad Hospital PCL, NVDR	15,600	54,005
Central Pattana PCL, NVDR	64,400	82,686
Central Retail Corp. PCL (A)	45,441	38,770
Charoen Pokphand Foods PCL	136,200	100,310
CP ALL PCL	184,600	341,250
CP ALL PCL, NVDR	47,300	87,438
Electricity Generating PCL	7,600	53,243
Electricity Generating PCL, NVDR	1,400	9,808
Energy Absolute PCL	56,900	58,365
Gulf Energy Development PCL, NVDR	24,700	112,498
Home Product Center PCL	204,400	68,430
Indorama Ventures PCL, NVDR	54,900	35,536
Intouch Holdings PCL, NVDR	96,400	145,981
IRPC PCL	528,400	33,995
Kasikornbank PCL	45,000	122,949
Kasikornbank PCL, NVDR	27,100	75,372
Krung Thai Bank PCL	164,375	56,679
Land & Houses PCL, NVDR	393,400	79,396
Minor International PCL, NVDR	127,100	65,090
Muangthai Capital PCL, NVDR	11,300	11,976
PTT Exploration & Production PCL	60,147	122,416
PTT Global Chemical PCL	87,373	80,431
PTT PCL	391,000	361,480
PTT PCL, NVDR	10,500	9,707
Ratch Group PCL, NVDR	12,800	22,171
Thai Oil PCL	46,900	43,366
Thai Union Group PCL	95,900	39,817
The Siam Cement PCL	12,000	117,742
The Siam Cement PCL, NVDR	19,700	193,292
The Siam Commercial Bank PCL	23,348	49,108
TMB Bank PCL	1,250,753	33,487
Total Access Communication PCL, NVDR	12,500	15,455
True Corp. PCL	448,802	42,800
		3,789,687
Turkey - 0.1%
Akbank T.A.S. (A)	100,286	84,209
Anadolu Efes Biracilik Ve Malt Sanayii AS	8,117	21,032
Arcelik AS (A)	6,139	12,505
Aselsan Elektronik Sanayi Ve Ticaret AS	7,013	24,857
BIM Birlesik Magazalar AS	16,428	124,740
Eregli Demir ve Celik Fabrikalari TAS	49,091	55,625
Ford Otomotiv Sanayi AS	4,572	33,951
Haci Omer Sabanci Holding AS	31,762	35,810
KOC Holding AS	25,423	51,406
TAV Havalimanlari Holding AS	4,656	11,604
Tupras Turkiye Petrol Rafinerileri AS (A)	4,998	56,880
Turk Hava Yollari AO (A)	25,366	34,666
Turkcell Iletisim Hizmetleri AS	38,572	71,643
Turkiye Garanti Bankasi AS (A)	86,216	105,738
Turkiye Is Bankasi AS, Class C (A)	60,572	43,223
		767,889

94

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Arab Emirates - 0.0%
NMC Health PLC	4,471	$5,812
United Kingdom - 9.2%
3i Group PLC	36,926	357,798
Admiral Group PLC	7,852	216,245
Anglo American PLC	38,102	667,683
Ashtead Group PLC	16,947	366,291
Associated British Foods PLC	13,623	305,150
AstraZeneca PLC	46,889	4,177,748
Auto Trader Group PLC (D)	37,238	201,226
AVEVA Group PLC	2,387	102,843
Aviva PLC	143,921	473,176
BAE Systems PLC	117,721	756,358
Barclays PLC	633,799	720,268
Barratt Developments PLC	39,643	214,282
BP PLC	724,033	2,969,212
British American Tobacco PLC	81,871	2,788,951
BT Group PLC	308,640	448,936
Bunzl PLC	12,951	259,235
Burberry Group PLC	15,796	256,759
Centrica PLC	223,228	105,183
CNH Industrial NV	37,712	214,781
Coca-Cola European Partners PLC	9,387	358,370
Compass Group PLC	58,290	908,163
Croda International PLC	4,999	263,735
Diageo PLC	83,713	2,654,493
Direct Line Insurance Group PLC	53,358	194,794
easyJet PLC	7,197	49,872
Ferguson PLC	8,417	520,443
Fiat Chrysler Automobiles NV	43,112	307,766
G4S PLC	63,824	72,593
GlaxoSmithKline PLC	178,177	3,343,335
Halma PLC	13,950	327,630
Hargreaves Lansdown PLC	11,129	189,091
HSBC Holdings PLC	726,175	4,076,571
Imperial Brands PLC	35,031	646,508
Informa PLC	47,610	259,317
InterContinental Hotels Group PLC	6,599	280,742
Intertek Group PLC	6,185	361,358
ITV PLC	140,570	115,356
J Sainsbury PLC	71,585	185,219
JD Sports Fashion PLC	16,184	90,642
Johnson Matthey PLC	7,531	165,938
Kingfisher PLC	84,019	147,580
Land Securities Group PLC	25,882	178,480
Legal & General Group PLC	219,159	517,806
Lloyds Banking Group PLC	2,483,735	971,018
London Stock Exchange Group PLC	11,566	1,034,643
M&G PLC (A)	94,053	130,828
Marks & Spencer Group PLC	78,181	94,774
Meggitt PLC	31,556	113,433
Melrose Industries PLC	185,187	205,786
Micro Focus International PLC	13,507	66,651
Mondi PLC	13,861	233,912
Mondi PLC (JSE Limited Exchange)	4,137	70,193
National Grid PLC	123,534	1,443,402
Next PLC	4,895	245,576
Ocado Group PLC (A)	15,026	225,394
Pearson PLC	30,415	208,222
Persimmon PLC	12,211	288,651
Prudential PLC	92,184	1,155,049
Reckitt Benckiser Group PLC	25,222	1,921,297
RELX PLC	44,291	945,276
RELX PLC (Euronext Amsterdam Exchange)	24,534	524,531
Rentokil Initial PLC	67,951	324,532
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Rio Tinto PLC	40,037	$1,835,383
Rio Tinto, Ltd.	13,588	700,048
Rolls-Royce Holdings PLC (A)	63,506	268,404
RSA Insurance Group PLC	40,468	211,178
Schroders PLC	4,962	151,698
Segro PLC	40,172	379,760
Severn Trent PLC	7,990	226,172
Smith & Nephew PLC	32,136	566,123
Smiths Group PLC	15,498	233,666
Spirax-Sarco Engineering PLC	2,625	263,531
SSE PLC	38,128	612,680
St. James's Place PLC	20,193	188,560
Standard Chartered PLC	100,936	558,053
Standard Life Aberdeen PLC	88,164	243,315
Taylor Wimpey PLC	125,790	181,006
Tesco PLC	359,848	1,016,218
The Berkeley Group Holdings PLC	4,387	195,807
The British Land Company PLC	35,353	147,428
The Royal Bank of Scotland Group PLC	181,551	250,336
The Sage Group PLC	41,847	304,292
The Weir Group PLC	9,927	88,292
Unilever NV	49,466	2,431,319
Unilever PLC	39,481	1,991,030
United Utilities Group PLC	26,873	300,813
Vodafone Group PLC	950,281	1,314,659
Whitbread PLC	4,779	177,117
Wm Morrison Supermarkets PLC	89,522	195,574
WPP PLC	47,661	324,043
		57,377,600
United States - 0.1%
Bausch Health Companies, Inc. (A)	12,400	192,172
Carnival PLC	5,881	70,195
International Flavors & Fragrances, Inc.	319	32,610
Nexteer Automotive Group, Ltd.	31,000	15,378
Ovintiv, Inc. (B)	9,580	26,276
		336,631
TOTAL COMMON STOCKS (Cost $609,861,766)		$603,322,602
PREFERRED SECURITIES - 0.9%
Brazil - 0.4%
Banco Bradesco SA	139,205	556,434
Braskem SA, A Shares	4,100	13,588
Centrais Eletricas Brasileiras SA, B Shares	5,700	28,554
Cia Energetica de Minas Gerais	31,260	53,603
Gerdau SA	36,200	70,016
Itau Unibanco Holding SA	168,689	749,606
Itausa - Investimentos Itau SA	147,723	249,328
Lojas Americanas SA	24,316	84,234
Petroleo Brasileiro SA	150,151	404,267
Telefonica Brasil SA	9,652	91,856
		2,301,486
Germany - 0.3%
Bayerische Motoren Werke AG	2,090	88,627
FUCHS PETROLUB SE	2,735	97,559
Henkel AG & Company KGaA	6,138	490,928
Porsche Automobil Holding SE	5,695	238,054
Sartorius AG	1,201	287,130
Volkswagen AG	6,793	782,531
		1,984,829
South Korea - 0.2%
Amorepacific Corp.	300	14,488
Hyundai Motor Company	705	29,568
Hyundai Motor Company, 2nd Preferred	1,197	55,402

95

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
South Korea (continued)
LG Chem, Ltd.	162	$19,481
LG Household & Health Care, Ltd.	48	25,024
Samsung Electronics Company, Ltd.	29,394	957,881
		1,101,844
TOTAL PREFERRED SECURITIES (Cost $7,131,175)		$5,388,159
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 2-16-21; Strike Price: THB 14.00) (A)	30,160	533
TOTAL WARRANTS (Cost $0)		$533
SHORT-TERM INVESTMENTS - 4.1%
Short-term funds - 4.1%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 0.9286% (F)	4,714,320	4,714,320
John Hancock Collateral Trust, 1.1260% (F)(G)	2,102,137	21,016,113
TOTAL SHORT-TERM INVESTMENTS (Cost $25,748,699)		$25,730,433
Total Investments (International Equity Index Trust) (Cost $642,741,640) - 102.0%		$634,441,727
Other assets and liabilities, net - (2.0%)		(12,711,058)
TOTAL NET ASSETS - 100.0%		$621,730,669
International Equity Index Trust (continued)
Currency Abbreviations
THB	Thai Bhat
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-20. The value of securities on loan amounted to $19,544,899.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(F)	The rate shown is the annualized seven-day yield as of 3-31-20.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	1	Long	Jun 2020	$69,558	$78,210	$8,652
Mini MSCI Emerging Markets Index Futures	240	Long	Jun 2020	10,383,963	10,135,200	(248,763)
MSCI Taiwan Index Futures	25	Long	Apr 2020	939,467	930,500	(8,967)
						$(249,078)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
International Small Company Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 97.6%
Australia - 5.4%
A2B Australia, Ltd.	9,047	$3,552
Accent Group, Ltd.	24,907	12,039
Adelaide Brighton, Ltd.	19,036	24,265
Ainsworth Game Technology, Ltd. (A)	10,192	2,365
Alkane Resources, Ltd. (A)	4,753	1,791
ALS, Ltd.	8,281	28,864
Altium, Ltd.	2,396	42,045
AMA Group, Ltd.	24,887	4,234
Amaysim Australia, Ltd. (A)	11,607	2,214
Ansell, Ltd.	6,123	101,396
AP Eagers, Ltd. (B)	11,432	21,228
ARB Corp., Ltd. (B)	3,706	32,470
Ardent Leisure Group, Ltd. (A)	39,016	5,107
Asaleo Care, Ltd.	30,182	18,615
AUB Group, Ltd.	4,946	29,712
Aurelia Metals, Ltd.	63,267	9,194
Austal, Ltd.	23,155	41,819
Australian Agricultural Company, Ltd. (A)	28,065	18,884
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Australian Pharmaceutical Industries, Ltd.	26,584	$20,447
Auswide Bank, Ltd.	607	1,614
Bank of Queensland, Ltd. (B)	21,179	65,046
Bapcor, Ltd.	13,654	34,041
Bega Cheese, Ltd. (B)	14,056	39,504
Bingo Industries, Ltd. (B)	8,137	9,545
Blackmores, Ltd. (B)	372	16,655
Blue Sky Alternative Investments, Ltd. (A)(C)	2,049	198
Bravura Solutions, Ltd.	17,005	39,587
Breville Group, Ltd.	4,935	51,515
Brickworks, Ltd.	3,795	31,045
BWX, Ltd.	7,095	13,044
Cardno, Ltd. (A)	15,086	2,303
carsales.com, Ltd.	10,102	72,587
Cash Converters International, Ltd. (A)	14,501	1,337
Castile Resources Pty, Ltd. (A)	3,953	182
Cedar Woods Properties, Ltd.	2,555	6,520

96

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Centuria Capital Group	15,289	$15,645
Challenger, Ltd.	7,610	18,588
Cleanaway Waste Management, Ltd.	91,256	96,250
Clinuvel Pharmaceuticals, Ltd.	2,335	26,802
Codan, Ltd.	5,320	17,698
Collins Foods, Ltd.	5,764	19,115
Cooper Energy, Ltd. (A)(B)	98,256	24,916
Corporate Travel Management, Ltd. (B)	2,594	13,666
Costa Group Holdings, Ltd.	12,590	21,353
Credit Corp. Group, Ltd.	2,594	21,812
CSR, Ltd.	25,551	48,963
CuDeco, Ltd. (A)(C)	8,580	1,023
Data#3, Ltd.	9,073	19,122
Decmil Group, Ltd.	2,921	233
Domain Holdings Australia, Ltd.	17,171	21,306
Domino's Pizza Enterprises, Ltd. (B)	1,064	32,942
Downer EDI, Ltd.	11,272	20,592
Eclipx Group, Ltd. (A)	16,681	6,856
Elders, Ltd.	8,609	39,799
EML Payments, Ltd. (A)	15,659	22,001
EQT Holdings, Ltd.	705	9,080
Estia Health, Ltd.	11,708	9,625
EVENT Hospitality and Entertainment, Ltd.	4,397	20,225
FAR, Ltd. (A)(B)	313,905	1,918
Finbar Group, Ltd.	8,370	3,495
Fleetwood Corp., Ltd. (A)	8,058	6,179
FlexiGroup, Ltd.	20,305	9,385
Flight Centre Travel Group, Ltd. (C)	407	2,570
Freedom Foods Group, Ltd. (B)	6,482	17,377
G8 Education, Ltd.	27,130	14,072
Galaxy Resources, Ltd. (A)	30,280	14,798
Genworth Mortgage Insurance Australia, Ltd.	18,245	24,792
Gold Road Resources, Ltd. (A)(B)	43,849	37,276
GrainCorp, Ltd., Class A (A)	13,614	26,247
GUD Holdings, Ltd.	3,410	19,765
GWA Group, Ltd. (B)	12,195	19,552
Hansen Technologies, Ltd.	11,735	21,029
Healius, Ltd.	36,714	46,157
HT&E, Ltd.	20,357	14,279
HUB24, Ltd.	3,152	14,174
IGO, Ltd.	21,668	55,664
Iluka Resources, Ltd.	13,142	55,574
Imdex, Ltd.	20,483	11,106
IMF Bentham, Ltd.	15,575	36,819
Infigen Energy	79,137	20,500
Infomedia, Ltd.	15,337	13,373
Inghams Group, Ltd.	11,981	24,010
Intega Group, Ltd. (A)	15,086	1,696
Integral Diagnostics, Ltd.	6,781	10,333
Integrated Research, Ltd. (B)	3,367	5,378
International Ferro Metals, Ltd. (A)(C)	24,339	0
InvoCare, Ltd. (B)	6,934	44,956
IOOF Holdings, Ltd.	16,325	36,876
IPH, Ltd.	6,339	27,830
IRESS, Ltd.	7,537	47,928
iSelect, Ltd. (A)	10,270	1,460
iSentia Group, Ltd. (A)	3,943	410
IVE Group, Ltd.	11,452	3,633
Japara Healthcare, Ltd. (B)	17,906	5,564
JB Hi-Fi, Ltd.	5,693	98,020
Jumbo Interactive, Ltd.	2,253	13,089
Jupiter Mines, Ltd.	116,266	15,917
Karoon Energy, Ltd. (A)	14,552	3,917
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Kingsgate Consolidated, Ltd. (A)	11,120	$2,445
Lifestyle Communities, Ltd.	3,310	12,402
Link Administration Holdings, Ltd.	18,215	35,966
Lovisa Holdings, Ltd.	3,846	11,617
MACA, Ltd.	18,596	7,301
Macmahon Holdings, Ltd.	112,440	12,777
Mayne Pharma Group, Ltd. (A)	99,135	18,937
McMillan Shakespeare, Ltd.	3,346	14,380
McPherson's, Ltd.	7,978	9,993
Medusa Mining, Ltd. (A)	8,127	2,338
Mesoblast, Ltd. (A)	26,311	21,825
Metals X, Ltd. (A)	48,765	1,803
Metcash, Ltd.	46,387	89,934
Mineral Resources, Ltd. (B)	6,073	51,384
MMA Offshore, Ltd. (A)	46,658	2,014
Moelis Australia, Ltd.	3,830	4,106
Monadelphous Group, Ltd.	6,360	39,940
Monash IVF Group, Ltd.	13,183	3,711
Mortgage Choice, Ltd.	6,422	2,679
Mount Gibson Iron, Ltd.	62,063	25,206
Myer Holdings, Ltd. (A)(B)	63,302	5,453
MyState, Ltd.	4,190	9,796
Navigator Global Investments, Ltd.	10,160	14,715
Netwealth Group, Ltd.	3,669	15,063
New Hope Corp., Ltd.	11,267	9,534
NEXTDC, Ltd. (A)	11,494	62,477
nib holdings, Ltd.	21,443	68,328
Nick Scali, Ltd.	5,272	10,947
Nine Entertainment Company Holdings, Ltd.	72,050	50,495
NRW Holdings, Ltd.	40,319	31,047
Nufarm, Ltd. (A)(B)	12,991	40,189
OceanaGold Corp. (A)	31,900	30,601
OFX Group, Ltd.	14,134	11,142
oOh!media, Ltd.	13,577	5,310
oOh!media, Ltd., Entitlement Offer (A)	18,135	7,092
Orora, Ltd.	50,114	74,674
OZ Minerals, Ltd.	17,975	80,189
Pacific Current Group, Ltd.	1,644	4,394
Pact Group Holdings, Ltd. (A)(B)	11,275	10,529
Peet, Ltd.	13,800	7,464
Pendal Group, Ltd.	11,153	30,303
Perenti Global, Ltd.	33,636	12,307
Perpetual, Ltd. (B)	2,520	38,411
Perseus Mining, Ltd. (A)	111,479	63,354
Platinum Asset Management, Ltd.	6,396	13,044
Praemium, Ltd. (A)	28,131	4,151
Premier Investments, Ltd.	4,691	35,025
Prime Media Group, Ltd. (A)	17,812	1,148
Pro Medicus, Ltd.	2,876	33,993
Ramelius Resources, Ltd. (B)	29,377	18,047
Regis Healthcare, Ltd. (B)	9,267	8,689
Regis Resources, Ltd.	23,625	52,505
Resolute Mining, Ltd. (A)	43,558	21,598
Ridley Corp., Ltd.	19,156	7,945
Sandfire Resources, Ltd.	8,336	16,704
Saracen Mineral Holdings, Ltd. (A)	53,562	120,445
SeaLink Travel Group, Ltd.	9,116	16,581
Select Harvests, Ltd.	5,587	23,908
Senex Energy, Ltd. (A)	87,382	8,457
Servcorp, Ltd.	3,171	4,218
Service Stream, Ltd.	18,170	20,310
Seven West Media, Ltd. (A)	85,038	4,135
SG Fleet Group, Ltd.	7,879	5,863
Sigma Healthcare, Ltd.	86,903	34,619

97

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Silver Lake Resources, Ltd. (A)	29,625	$25,228
SmartGroup Corp., Ltd.	4,591	13,711
Southern Cross Media Group, Ltd. (B)(C)	51,441	5,421
Spark Infrastructure Group	70,637	85,298
SpeedCast International, Ltd. (A)(B)(C)	17,245	8,380
St. Barbara, Ltd. (B)	31,749	41,920
Steadfast Group, Ltd.	37,803	56,983
Super Retail Group, Ltd.	6,693	19,143
Superloop, Ltd. (A)(B)	17,732	6,164
Syrah Resources, Ltd. (A)(B)	31,913	5,127
Tassal Group, Ltd.	15,770	34,035
Technology One, Ltd.	12,347	59,640
The Reject Shop, Ltd. (A)(B)	2,561	4,204
Tiger Resources, Ltd. (A)(C)	92,816	2,101
Troy Resources, Ltd. (A)	15,555	709
United Malt Grp, Ltd. (A)	13,614	36,846
Village Roadshow, Ltd.	5,669	4,728
Virgin Australia Holdings, Ltd. (A)	92,110	5,473
Virgin Australia Holdings, Ltd., In-Specie Distribution (A)(C)	359,466	1,106
Virtus Health, Ltd.	8,064	9,302
Vocus Group, Ltd. (A)	35,249	53,877
Webjet, Ltd. (B)(C)	8,700	20,976
Western Areas, Ltd.	18,795	22,300
Westgold Resources, Ltd. (A)	15,813	18,377
Whitehaven Coal, Ltd.	27,507	32,303
WPP AUNZ, Ltd.	25,254	3,202
		4,252,205
Austria - 1.6%
Agrana Beteiligungs AG	724	12,957
ams AG (A)(B)	10,453	102,173
ANDRITZ AG	3,423	107,242
AT&S Austria Technologie & Systemtechnik AG (B)	2,410	34,909
CA Immobilien Anlagen AG	4,303	146,738
DO & CO AG	278	10,932
EVN AG	3,092	45,200
FACC AG	1,116	9,398
Flughafen Wien AG	265	6,924
IMMOFINANZ AG (A)	4,356	78,879
Kapsch TrafficCom AG (B)	191	3,609
Lenzing AG (B)	693	38,276
Mayr Melnhof Karton AG	439	54,872
Oesterreichische Post AG (B)	2,096	74,769
Palfinger AG	1,137	20,920
POLYTEC Holding AG (B)	995	4,777
Porr AG (B)	648	10,635
Rhi Magnesita NV	1,095	27,811
Rosenbauer International AG (B)	174	5,345
S IMMO AG	3,364	65,366
S&T AG (B)	2,773	51,590
Schoeller-Bleckmann Oilfield Equipment AG	710	23,011
Semperit AG Holding (A)(B)	822	10,720
Strabag SE	893	20,411
Telekom Austria AG	7,836	54,707
UBM Development AG	411	12,436
UNIQA Insurance Group AG	7,877	60,582
Vienna Insurance Group AG	2,991	56,416
voestalpine AG (B)	829	16,726
Wienerberger AG	6,968	108,859
Zumtobel Group AG (A)	2,545	16,782
		1,293,972
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Belgium - 1.6%
Ackermans & van Haaren NV	1,132	$146,899
AGFA-Gevaert NV (A)	6,780	25,209
Akka Technologies	549	15,280
Atenor	169	11,927
Banque Nationale de Belgique	12	25,704
Barco NV	735	112,302
Bekaert SA	2,225	37,081
Biocartis NV (A)(B)(D)	2,587	9,612
bpost SA	4,236	29,865
Celyad SA (A)(B)	493	3,664
Cie d'Entreprises CFE	416	29,777
D'ieteren SA	1,254	62,200
Econocom Group SA	6,435	10,100
Elia Group SA	1,281	124,773
Euronav NV	8,334	94,856
EVS Broadcast Equipment SA	811	10,908
Exmar NV (A)(B)	1,567	7,143
Fagron	1,709	33,500
Gimv NV	1,153	59,912
Immobel SA	209	15,273
Ion Beam Applications (A)	1,305	11,245
Kinepolis Group NV	585	21,248
Lotus Bakeries NV	13	39,888
Melexis NV	987	51,476
Ontex Group NV	3,927	68,355
Orange Belgium SA	1,199	21,080
Oxurion NV (A)(B)	1,612	4,433
Picanol	88	5,647
Recticel SA	2,296	12,261
Sioen Industries NV	374	7,196
Sipef NV	420	20,648
Telenet Group Holding NV	1,717	51,559
Tessenderlo Group SA (A)	1,439	40,360
Van de Velde NV	377	8,557
Viohalco SA (A)	7,173	13,499
		1,243,437
Bermuda - 0.1%
Hiscox, Ltd.	8,333	94,897
Canada - 7.3%
5N Plus, Inc. (A)	3,515	3,871
Absolute Software Corp.	3,900	23,888
Advantage Oil & Gas, Ltd. (A)	11,500	11,686
Aecon Group, Inc.	4,500	40,162
Africa Oil Corp. (A)(B)	34,602	21,145
Ag Growth International, Inc. (B)	1,100	13,288
AGF Management, Ltd., Class B	4,298	9,162
Aimia, Inc. (A)	7,777	11,660
AirBoss of America Corp.	1,500	8,591
Alamos Gold, Inc., Class A	23,618	118,652
Alaris Royalty Corp. (B)	2,229	13,067
Alcanna, Inc. (A)(B)	1,500	2,452
Algoma Central Corp.	700	4,511
Alio Gold, Inc. (A)(B)	638	317
Altius Minerals Corp.	3,100	15,618
Altus Group, Ltd.	1,818	47,152
Andrew Peller, Ltd., Class A	2,300	13,500
ARC Resources, Ltd. (B)	16,428	47,277
Aritzia, Inc. (A)	3,100	27,116
Asanko Gold, Inc. (A)(B)	6,600	5,253
Athabasca Oil Corp. (A)(B)	42,135	4,192
ATS Automation Tooling Systems, Inc. (A)	3,547	41,486
AutoCanada, Inc.	1,985	7,546
B2Gold Corp.	14,749	44,646
Badger Daylighting, Ltd. (B)	1,522	24,626

98

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Baytex Energy Corp. (A)(B)	35,400	$8,427
Birch Mountain Resources, Ltd. (A)(C)	9,200	1
Birchcliff Energy, Ltd. (B)	15,733	8,720
Bird Construction, Inc. (B)	4,995	16,185
Black Diamond Group, Ltd. (A)	2,750	2,052
BlackBerry, Ltd. (A)(B)	9,511	39,280
BMTC Group, Inc. (B)	500	2,423
Bonavista Energy Corp. (A)(B)	13,661	1,213
Bonterra Energy Corp. (B)	2,200	1,485
Boralex, Inc., Class A	4,277	75,979
Calfrac Well Services, Ltd. (A)	6,414	1,094
Cameco Corp.	1,713	13,087
Canaccord Genuity Group, Inc.	3,431	10,557
Canacol Energy, Ltd. (B)	7,565	19,191
Canadian Western Bank	4,515	62,144
Canfor Corp. (A)	4,300	22,305
Canfor Pulp Products, Inc. (B)	2,715	9,781
CanWel Building Materials Group, Ltd.	3,600	8,442
Capital Power Corp.	6,627	127,850
Capstone Mining Corp. (A)	29,467	9,318
Cardinal Energy, Ltd. (B)	5,530	1,768
Cascades, Inc.	6,623	59,157
Celestica, Inc. (A)	5,019	17,618
Celestica, Inc. (New York Stock Exchange) (A)	3,200	11,200
Centerra Gold, Inc. (A)	14,877	88,482
CES Energy Solutions Corp.	18,429	10,607
China Gold International Resources Corp., Ltd. (A)	18,050	7,183
Cineplex, Inc. (B)	3,000	24,941
Clearwater Seafoods, Inc. (B)	1,500	5,447
Cogeco Communications, Inc.	731	49,590
Cogeco, Inc.	445	27,472
Colliers International Group, Inc.	1,100	52,620
Computer Modelling Group, Ltd. (B)	4,420	12,029
Copper Mountain Mining Corp. (A)(B)	8,800	2,126
Corby Spirit and Wine, Ltd.	700	7,685
Corus Entertainment, Inc., B Shares	11,806	21,057
Crescent Point Energy Corp. (B)	9,519	7,373
Crescent Point Energy Corp. (New York Stock Exchange)	16,800	12,918
Crew Energy, Inc. (A)(B)	11,300	1,606
CRH Medical Corp. (A)	5,500	7,347
Denison Mines Corp. (A)(B)	33,028	8,684
DIRTT Environmental Solutions (A)	3,000	3,027
Dorel Industries, Inc., Class B	2,900	3,091
DREAM Unlimited Corp., Class A	4,500	30,185
Dundee Precious Metals, Inc.	14,687	46,337
ECN Capital Corp.	18,600	49,695
E-L Financial Corp., Ltd.	100	42,493
Eldorado Gold Corp. (A)	9,374	58,284
Element Fleet Management Corp.	12,458	79,318
Endeavour Silver Corp. (A)(B)	10,900	14,639
Enerflex, Ltd.	6,400	26,513
Enerplus Corp.	11,735	17,261
Enghouse Systems, Ltd.	2,300	71,143
Ensign Energy Services, Inc. (B)	9,800	3,621
Equitable Group, Inc.	996	41,098
Essential Energy Services, Ltd. (A)	7,268	723
Exchange Income Corp. (B)	568	7,164
Exco Technologies, Ltd.	1,500	5,734
Extendicare, Inc. (B)	6,230	25,588
Fiera Capital Corp.	3,035	14,104
Finning International, Inc.	4,788	51,374
Firm Capital Mortgage Investment Corp.	1,100	7,902
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
First Majestic Silver Corp. (A)(B)	6,681	$41,397
First Mining Gold Corp. (A)(B)	39,000	4,988
First National Financial Corp.	700	12,395
Fission Uranium Corp. (A)(B)	19,500	2,078
Fortuna Silver Mines, Inc. (A)(B)	14,267	32,847
Freehold Royalties, Ltd.	7,229	15,102
Gamehost, Inc.	100	270
Genworth MI Canada, Inc. (B)	1,788	39,729
Gibson Energy, Inc.	7,398	85,424
Glacier Media, Inc. (A)	6,100	1,192
GMP Capital, Inc. (B)	3,026	2,795
goeasy, Ltd. (B)	672	17,377
Golden Star Resources, Ltd. (A)(B)	5,011	12,819
Gran Tierra Energy, Inc. (A)(B)	25,166	6,438
Great Canadian Gaming Corp. (A)	2,400	42,601
Guardian Capital Group, Ltd., Class A	600	7,836
Guyana Goldfields, Inc. (A)	11,400	2,187
Hanfeng Evergreen, Inc. (A)(C)	200	0
Headwater Exploration, Inc. (A)	4,930	3,503
Heroux-Devtek, Inc. (A)	2,700	20,087
High Liner Foods, Inc.	1,773	8,101
Home Capital Group, Inc. (A)	5,079	57,961
Horizon North Logistics, Inc.	8,109	1,613
Hudbay Minerals, Inc.	18,257	34,508
IAMGOLD Corp. (A)	35,827	81,466
Imperial Metals Corp. (A)	4,600	4,413
Innergex Renewable Energy, Inc.	7,800	106,139
Interfor Corp. (A)	3,520	15,658
International Petroleum Corp. (A)(B)	5,324	6,053
International Tower Hill Mines, Ltd. (A)(B)	2,300	834
Intertape Polymer Group, Inc.	2,700	19,262
Ivanhoe Mines, Ltd., Class A (A)	24,771	41,188
Jamieson Wellness, Inc.	1,100	20,119
Just Energy Group, Inc.	11,440	5,772
KAB Distribution, Inc. (A)(C)	7,076	0
K-Bro Linen, Inc.	600	11,963
Kelt Exploration, Ltd. (A)(B)	10,445	8,164
Kinaxis, Inc. (A)	1,068	82,637
Knight Therapeutics, Inc. (A)	5,400	23,790
Labrador Iron Ore Royalty Corp. (B)	3,218	38,439
Largo Resources, Ltd. (A)	7,800	3,880
Lassonde Industries, Inc., Class A	200	21,232
Laurentian Bank of Canada (B)	2,714	58,935
Leon's Furniture, Ltd.	1,883	18,050
Linamar Corp.	2,766	57,254
Lucara Diamond Corp.	25,184	7,248
Lundin Gold, Inc. (A)	2,800	15,579
Magellan Aerospace Corp.	900	4,163
Mainstreet Equity Corp. (A)	100	3,198
Major Drilling Group International, Inc. (A)	6,800	13,771
Maple Leaf Foods, Inc.	2,840	51,501
Martinrea International, Inc.	5,613	27,162
Medical Facilities Corp.	2,104	5,218
MEG Energy Corp. (A)(B)	13,888	16,480
Melcor Developments, Ltd.	1,000	5,187
Morguard Corp.	400	37,544
Morneau Shepell, Inc.	3,098	62,497
Mountain Province Diamonds, Inc. (A)(B)	6,800	1,643
MTY Food Group, Inc. (B)	742	11,362
Mullen Group, Ltd. (B)	7,082	20,633
New Gold, Inc. (A)	28,915	14,999
NFI Group, Inc. (B)	2,279	24,388

99

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Norbord, Inc. (B)	2,572	$30,430
North American Construction Group, Ltd.	2,100	10,580
NuVista Energy, Ltd. (A)(B)	15,505	5,344
Obsidian Energy, Ltd. (A)(B)	6,789	1,110
Osisko Gold Royalties, Ltd.	7,586	56,600
Painted Pony Energy, Ltd. (A)(B)	7,448	1,217
Pan American Silver Corp.	11,185	160,944
Pan American Silver Corp., CVR (A)	19,100	6,494
Paramount Resources, Ltd., Class A (A)(B)	5,173	4,154
Parex Resources, Inc. (A)	8,316	70,319
Park Lawn Corp.	1,182	13,858
Pason Systems, Inc.	5,636	25,030
Peyto Exploration & Development Corp. (B)	10,197	10,796
PHX Energy Services Corp. (A)	1,500	725
Pinnacle Renewable Energy, Inc.	1,400	6,198
Pizza Pizza Royalty Corp.	1,729	9,092
Polaris Infrastructure, Inc.	1,500	11,906
PolyMet Mining Corp. (A)	11,854	2,864
PrairieSky Royalty, Ltd. (B)	9,727	51,355
Precision Drilling Corp. (A)	21,659	6,772
Premier Gold Mines, Ltd. (A)	4,127	3,490
Premium Brands Holdings Corp. (B)	1,400	72,024
Pretium Resources, Inc. (A)(B)	8,300	47,359
Pulse Seismic, Inc. (A)	2,882	2,048
Quarterhill, Inc.	9,800	11,769
Questerre Energy Corp., Class A (A)(B)	19,444	1,313
Real Matters, Inc. (A)	3,500	34,818
Recipe Unlimited Corp.	1,300	8,000
Reitmans Canada, Ltd., Class A	3,200	932
Richelieu Hardware, Ltd.	4,500	71,083
Rocky Mountain Dealerships, Inc.	100	284
Rogers Sugar, Inc. (B)	6,474	20,195
Roxgold, Inc. (A)	19,200	11,187
Russel Metals, Inc.	3,846	35,774
Sabina Gold & Silver Corp. (A)	20,475	17,022
Sandstorm Gold, Ltd. (A)(B)	12,031	60,270
Savaria Corp. (B)	2,300	17,373
Seabridge Gold, Inc. (A)(B)	1,222	11,401
Secure Energy Services, Inc.	5,954	3,935
SEMAFO, Inc. (A)	19,478	37,785
Seven Generations Energy, Ltd., Class A (A)	11,092	12,217
ShawCor, Ltd. (B)	4,173	5,278
Sienna Senior Living, Inc. (B)	3,606	31,363
Sierra Wireless, Inc. (A)	2,600	14,688
Sleep Country Canada Holdings, Inc. (D)	2,813	20,009
Spin Master Corp. (A)(D)	700	6,735
Sprott, Inc.	13,300	21,642
SSR Mining, Inc. (A)	6,762	77,119
Stantec, Inc.	4,578	117,109
Stella-Jones, Inc.	2,400	52,287
Storm Resources, Ltd. (A)	2,200	1,579
SunOpta, Inc. (A)(B)	5,608	9,683
Superior Plus Corp. (B)	6,557	38,486
Surge Energy, Inc. (B)	21,600	3,300
Tamarack Valley Energy, Ltd. (A)	11,685	4,027
Taseko Mines, Ltd. (A)	16,100	4,347
Teranga Gold Corp. (A)	6,581	32,313
Tervita Corp. (A)	616	1,519
TFI International, Inc.	3,885	85,717
The Descartes Systems Group, Inc. (A)	2,106	72,445
The North West Company, Inc.	1,606	25,586
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Tidewater Midstream and Infrastructure, Ltd. (B)	6,650	$2,292
Timbercreek Financial Corp.	6,000	30,228
TLC Vision Corp. (A)	3,400	0
TMAC Resources, Inc. (A)	2,100	686
TORC Oil & Gas, Ltd. (B)	13,180	5,900
Torex Gold Resources, Inc. (A)	5,460	52,881
Total Energy Services, Inc.	3,132	4,117
Tourmaline Oil Corp.	2,650	16,269
TransAlta Corp.	18,082	94,567
TransAlta Renewables, Inc. (B)	6,998	73,943
Transcontinental, Inc., Class A (B)	3,683	32,687
TransGlobe Energy Corp.	5,600	2,029
Trevali Mining Corp. (A)(B)	37,134	2,243
Trican Well Service, Ltd. (A)(B)	26,009	8,317
Tricon Capital Group, Inc.	5,668	27,750
Turquoise Hill Resources, Ltd. (A)	10,500	4,104
Uni-Select, Inc.	3,401	12,349
Vecima Networks, Inc.	479	2,866
Wajax Corp.	1,300	5,967
Wesdome Gold Mines, Ltd. (A)	8,000	42,010
West Fraser Timber Company, Ltd.	1,436	27,387
Western Forest Products, Inc. (B)	25,850	11,572
Westshore Terminals Investment Corp. (B)	1,589	14,769
Whitecap Resources, Inc.	15,868	13,192
WildBrain, Ltd. (A)(B)	10,382	6,640
Winpak, Ltd.	1,577	48,745
Yamana Gold, Inc.	55,269	153,558
Yangarra Resources, Ltd. (A)(B)	7,331	1,927
Yellow Pages, Ltd. (A)	200	1,030
Zenith Capital Corp. (A)	1,700	157
		5,729,152
China - 0.1%
FIH Mobile, Ltd. (A)	195,000	21,616
Goodbaby International Holdings, Ltd. (A)(B)	71,000	7,719
TK Group Holdings, Ltd.	26,000	8,901
Yangzijiang Shipbuilding Holdings, Ltd.	96,200	55,819
		94,055
Colombia - 0.0%
Frontera Energy Corp. (B)	2,200	5,393
Denmark - 2.1%
ALK-Abello A/S (A)	424	94,584
Alm Brand A/S	2,824	20,550
Amagerbanken A/S (A)(C)	25,580	0
Ambu A/S, Class B	6,056	145,838
Bang & Olufsen A/S (A)(B)	2,596	8,744
Bavarian Nordic A/S (A)(B)	1,247	19,689
Bavarian Nordic A/S, Subscription Rights (A)	997	16,054
D/S Norden A/S	2,246	25,048
Dfds A/S (A)(B)	1,797	40,433
FLSmidth & Company A/S (A)	1,871	41,935
H+H International A/S, Class B (A)	1,146	13,156
ISS A/S	4,208	57,568
Jeudan A/S	76	13,385
Jyske Bank A/S (A)	3,920	96,847
Lan & Spar Bank A/S	225	14,778
Matas A/S	2,910	18,329
Nilfisk Holding A/S (A)	903	11,553
NKT A/S (A)	2,134	37,547
NNIT A/S (D)	479	6,043
Pandora A/S	3,050	98,000

100

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Denmark (continued)
Per Aarsleff Holding A/S	1,380	$30,221
Ringkjoebing Landbobank A/S	1,650	91,300
Rockwool International A/S, A Shares	136	24,616
Rockwool International A/S, B Shares	258	46,471
Royal Unibrew A/S	2,303	165,545
Scandinavian Tobacco Group A/S (D)	2,633	26,438
Schouw & Company A/S	797	52,823
SimCorp A/S	2,225	185,516
Solar A/S, B Shares	410	12,006
Spar Nord Bank A/S	4,967	29,985
Sydbank A/S	3,740	52,248
The Drilling Company of 1972 A/S (A)	190	3,620
Tivoli A/S	102	9,819
Topdanmark A/S	2,221	89,121
United International Enterprises	128	23,126
Vestjysk Bank A/S (A)	23,113	9,591
Zealand Pharma A/S (A)(B)	1,273	42,823
		1,675,350
Finland - 2.6%
Adapteo OYJ (A)	1,982	16,994
Ahlstrom-Munksjo OYJ	4,382	53,464
Aktia Bank OYJ	2,328	18,224
Alma Media OYJ	1,962	13,279
Asiakastieto Group OYJ (A)(D)	860	24,169
Atria OYJ	1,021	9,256
BasWare OYJ (A)	538	11,118
Bittium OYJ	2,708	12,932
Cargotec OYJ, B Shares	2,007	36,930
Caverion OYJ	3,325	15,399
Citycon OYJ	5,523	34,163
Ferratum OYJ (B)	459	2,035
Finnair OYJ (A)	4,081	16,157
Fiskars OYJ ABP	3,218	33,794
F-Secure OYJ (A)	7,159	18,494
HKScan OYJ, A Shares (A)	316	654
Huhtamaki OYJ	5,367	171,838
Ilkka-Yhtyma OYJ	1,535	5,074
Kemira OYJ	7,709	74,306
Kesko OYJ, A Shares	690	37,942
Kesko OYJ, B Shares	2,935	165,971
Konecranes OYJ	3,667	62,448
Lassila & Tikanoja OYJ	1,929	24,291
Lehto Group OYJ (B)	1,159	1,826
Metsa Board OYJ (A)	10,846	58,672
Metso OYJ	6,038	142,289
Nokian Renkaat OYJ (B)	5,405	129,061
Olvi OYJ, A Shares	1,172	47,134
Oriola OYJ, B Shares	9,290	16,780
Orion OYJ, Class A	1,226	49,341
Orion OYJ, Class B	5,385	219,150
Outokumpu OYJ	19,116	46,338
Outotec OYJ	6,904	25,454
Pihlajalinna OYJ	1,193	18,636
Ponsse OYJ	543	12,239
QT Group OYJ (A)	770	15,249
Raisio OYJ, V Shares	8,267	26,793
Revenio Group OYJ	643	15,835
Sanoma OYJ	4,094	37,158
Stockmann OYJ ABP, B Shares (A)	2,666	4,078
Terveystalo OYJ (D)	1,103	9,766
TietoEVRY OYJ	2,544	54,888
Tikkurila OYJ	2,646	29,371
Tokmanni Group Corp.	3,550	35,200
Uponor OYJ	2,026	18,244
Vaisala OYJ, A Shares	952	28,211
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland (continued)
Valmet OYJ	6,664	$129,370
YIT OYJ	10,171	44,771
		2,074,786
France - 3.9%
ABC arbitrage	1,420	9,765
Air France-KLM (A)(B)	11,018	61,284
AKWEL	725	8,473
Albioma SA	1,912	56,210
Altamir	752	11,690
Alten SA	1,382	97,259
Assystem SA	1,078	21,602
Aubay	399	8,772
Axway Software SA	531	9,152
Bastide le Confort Medical (A)	256	8,845
Beneteau SA	2,839	18,696
Boiron SA	274	8,457
Bonduelle SCA	1,027	21,458
Burelle SA	15	7,641
Casino Guichard Perrachon SA (B)	2,995	114,619
Cegedim SA (A)	186	4,838
CGG SA (A)	29,813	26,076
Chargeurs SA	2,257	22,581
Cie des Alpes	874	15,084
Cie Plastic Omnium SA	3,159	43,811
Coface SA	7,024	44,603
Derichebourg SA	6,625	18,125
Devoteam SA	277	17,725
Electricite de Strasbourg SA	81	8,450
Elior Group SA (B)(D)	4,760	31,157
Elis SA	6,449	60,768
Eramet (B)	445	13,929
Etablissements Maurel et Prom SA (B)	1,561	2,546
Europcar Mobility Group (B)(D)	5,117	8,013
Eutelsat Communications SA	9,105	94,648
Exel Industries SA, A Shares (A)	89	3,437
Faurecia SE	664	19,443
Fnac Darty SA (A)	1,390	36,742
Gaztransport Et Technigaz SA	1,087	78,262
GL Events	1,085	15,815
Groupe Crit	163	8,439
Groupe Open	410	3,132
Guerbet	508	15,845
Haulotte Group SA	962	4,351
ID Logistics Group (A)	176	27,539
Imerys SA	1,325	32,886
Ingenico Group SA	3,076	321,533
IPSOS	2,286	47,433
Jacquet Metal Service SA	1,278	11,945
JCDecaux SA (B)	685	12,178
Kaufman & Broad SA	901	27,679
Korian SA	3,163	97,583
Lagardere SCA	3,040	37,849
Laurent-Perrier	110	9,104
Lectra	1,346	21,380
LISI	1,205	22,157
LNA Sante SA	511	21,346
Maisons du Monde SA (D)	1,925	15,193
Manitou BF SA	880	13,303
Manutan International	105	4,759
Mersen SA	1,171	21,328
Metropole Television SA	1,324	14,653
Nexans SA	2,031	60,425
Nexity SA	2,361	72,672
Nicox (A)	3,009	11,686
NRJ Group	782	4,414

101

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Onxeo SA (A)	4,617	$2,300
Pierre & Vacances SA (A)	142	1,785
Plastivaloire	383	1,543
Quadient	2,721	47,763
Rallye SA	1,771	12,468
Recylex SA (A)(B)	1,058	2,321
Rexel SA	15,736	115,870
Robertet SA	28	23,761
Rothschild & Company	1,372	27,788
Rubis SCA	3,797	156,570
Savencia SA	372	19,759
Seche Environnement SA	335	10,800
Societe BIC SA (B)	1,252	69,540
Societe pour l'Informatique Industrielle	438	8,588
SOITEC (A)	1,176	83,891
Solocal Group (A)(B)	36,459	9,000
Somfy SA	407	34,752
Sopra Steria Group	705	77,116
SPIE SA	7,967	80,138
Stef SA	202	14,114
Synergie SA	557	9,446
Tarkett SA	1,942	18,109
Technicolor SA (A)(B)	18,529	4,416
Television Francaise 1	3,803	20,669
Thermador Groupe	453	22,222
Trigano SA	463	29,377
Valeo SA	460	7,487
Vallourec SA (A)(B)	19,754	21,476
Valneva SE (A)	2,831	8,910
Vetoquinol SA	56	2,927
Vicat SA	1,404	35,934
VIEL & Cie SA	6,040	30,698
Vilmorin & Cie SA	614	24,330
Virbac SA (A)	180	31,623
		3,038,279
Gabon - 0.0%
Total Gabon	20	2,126
Georgia - 0.0%
Bank of Georgia Group PLC	2,491	28,275
Georgia Capital PLC (A)	1,145	6,066
TBC Bank Group PLC	239	2,131
		36,472
Germany - 5.8%
Aareal Bank AG	2,902	47,712
ADO Properties SA (B)(D)	1,427	32,205
ADO Properties SA (Vienna Stock Exchange) (D)	682	15,373
ADVA Optical Networking SE (A)	5,162	29,136
AIXTRON SE (A)(B)	3,257	28,030
Allgeier SE (B)	498	13,336
Amadeus Fire AG	408	34,484
Atoss Software AG	109	15,438
Aurubis AG	2,018	82,122
Basler AG	162	6,605
Bauer AG	959	10,632
BayWa AG	1,025	28,461
Bechtle AG	1,408	177,285
Bertrandt AG (B)	394	13,439
bet-at-home.com AG	350	10,349
Bijou Brigitte AG	340	11,497
Bilfinger SE	2,311	38,713
Borussia Dortmund GmbH & Company KGaA	3,564	21,126
CANCOM SE	1,836	77,180
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
CECONOMY AG (A)	8,144	$17,680
CENIT AG	446	4,722
Centrotec SE	291	3,618
Cewe Stiftung & Company KGAA	503	44,256
comdirect bank AG	2,610	36,518
CompuGroup Medical SE	1,368	82,991
CropEnergies AG	1,544	13,280
CTS Eventim AG & Company KGaA	3,354	153,472
Deutsche Beteiligungs AG	854	24,195
Deutsche EuroShop AG	2,527	29,153
Deutsche Pfandbriefbank AG (D)	7,700	58,128
Deutz AG	7,260	26,409
DIC Asset AG	3,005	31,285
Dr. Hoenle AG	420	12,811
Draegerwerk AG & Company KGaA	82	6,019
Duerr AG	3,200	64,938
Eckert & Ziegler Strahlen- und Medizintechnik AG	402	62,435
Elmos Semiconductor AG	1,271	26,187
ElringKlinger AG (A)(B)	2,576	10,845
Fielmann AG	1,241	72,239
First Sensor AG	676	28,304
Freenet AG	6,277	109,825
FUCHS PETROLUB SE	1,085	34,669
GEA Group AG	6,434	132,912
Gerresheimer AG	1,930	121,703
Gesco AG	885	13,244
GFT Technologies SE	961	7,995
H&R GmbH & Company KGaA (A)	1,324	5,824
Hamburger Hafen und Logistik AG	1,330	18,428
Heidelberger Druckmaschinen AG (A)(B)	18,003	10,856
Hella GmbH & Company KGaA	2,112	60,573
Hornbach Baumarkt AG	921	15,145
HUGO BOSS AG	3,312	82,906
Hypoport AG (A)	73	20,904
Indus Holding AG	975	25,257
Isra Vision AG	561	30,674
Jenoptik AG	2,990	48,275
JOST Werke AG (D)	356	8,584
K+S AG (B)	10,944	62,967
KION Group AG	293	12,610
Kloeckner & Company SE	5,538	20,174
Koenig & Bauer AG	912	17,108
Krones AG	775	41,415
KWS Saat SE & Company KGaA	381	19,436
LANXESS AG	4,224	168,132
Leifheit AG (B)	437	9,340
Leoni AG (A)(B)	2,398	15,376
LPKF Laser & Electronics AG (A)	1,100	20,461
Manz AG (A)(B)	233	3,328
Medigene AG (A)	760	3,271
METRO AG	3,100	26,403
MLP SE	5,864	30,032
New Work SE	163	34,301
Nexus AG	866	26,505
Nordex SE (A)(B)	4,553	34,703
Norma Group SE	1,379	25,632
OHB SE	399	13,999
OSRAM Licht AG (A)(B)	4,525	200,633
Paragon GmbH & Company KGaA (B)	209	1,817
PATRIZIA AG	3,146	71,981
Pfeiffer Vacuum Technology AG	311	44,732
PNE AG	4,544	19,769
ProSiebenSat.1 Media SE	8,224	64,530
PSI Software AG	815	15,587

102

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
QSC AG	6,549	$7,134
Rheinmetall AG	2,634	183,055
RHOEN-KLINIKUM AG	2,065	40,581
RIB Software SE (B)	2,883	90,319
Rocket Internet SE (A)(D)	4,038	80,536
SAF-Holland SE	4,007	16,040
Salzgitter AG (B)	1,978	23,271
Scout24 AG (D)	1,817	108,618
SGL Carbon SE (A)	1,013	2,726
Siltronic AG (B)	776	56,139
Sixt SE	694	36,720
SMA Solar Technology AG (A)	916	26,056
Software AG	2,120	63,184
STRATEC SE	407	31,372
Stroeer SE & Company KGaA	1,850	95,062
Suedzucker AG	3,535	50,521
SUESS MicroTec SE (A)	2,259	15,973
Surteco Group SE	496	10,369
TAG Immobilien AG (A)	6,907	135,837
Takkt AG	2,476	19,134
Technotrans SE	530	6,611
Tele Columbus AG (A)(D)	1,029	2,529
Traffic Systems SE	106	2,314
United Internet AG	628	18,261
VERBIO Vereinigte BioEnergie AG	1,482	13,336
Vossloh AG	859	29,463
Wacker Chemie AG	759	37,807
Wacker Neuson SE (B)	2,553	28,115
Washtec AG	611	24,178
Wuestenrot & Wuerttembergische AG	1,566	23,949
		4,533,834
Gibraltar - 0.0%
888 Holdings PLC	12,231	18,688
Greece - 0.0%
Alapis Holding Industrial & Commercial SA of Pharmaceutical Chemical Products (A)(C)	3,303	67
TT Hellenic Postbank SA (A)(C)	12,594	0
		67
Guernsey, Channel Islands - 0.0%
Raven Property Group, Ltd. (A)	5,498	2,141
Hong Kong - 2.5%
Agritrade Resources, Ltd.	130,000	3,000
Allied Group, Ltd.	6,000	27,162
Allied Properties HK, Ltd.	160,000	27,318
APAC Resources, Ltd.	15,396	1,698
Asia Financial Holdings, Ltd.	14,000	5,268
Associated International Hotels, Ltd.	28,000	61,034
BOE Varitronix, Ltd.	18,000	4,814
Bright Smart Securities & Commodities Group, Ltd. (B)	26,000	2,919
Brightoil Petroleum Holdings, Ltd. (A)(C)	117,000	13,016
Burwill Holdings, Ltd. (A)(C)	292,000	2,674
Cafe de Coral Holdings, Ltd.	18,000	29,403
Camsing International Holding, Ltd. (A)(C)	16,000	2,394
Chen Hsong Holdings	10,000	2,280
Cheuk Nang Holdings, Ltd.	3,498	1,178
China Energy Development Holdings, Ltd. (A)(B)	634,000	11,501
China Solar Energy Holdings, Ltd. (A)(C)	42,500	0
China Strategic Holdings, Ltd. (A)(B)	885,000	2,720
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Chinese Estates Holdings, Ltd.	22,000	$9,890
Chong Hing Bank, Ltd.	10,000	13,416
Chow Sang Sang Holdings International, Ltd.	22,000	21,723
Chuang's Consortium International, Ltd.	30,948	4,331
CITIC Telecom International Holdings, Ltd.	59,000	19,468
CSI Properties, Ltd.	245,066	7,088
CST Group, Ltd. (A)	2,210,240	7,108
Dah Sing Banking Group, Ltd.	18,000	15,585
Dah Sing Financial Holdings, Ltd.	6,520	18,415
Dynamic Holdings, Ltd.	8,000	10,354
EganaGoldpfeil Holdings, Ltd. (A)(C)	103,373	0
Emperor Capital Group, Ltd. (A)	192,000	3,434
Emperor Entertainment Hotel, Ltd.	40,000	5,516
Emperor International Holdings, Ltd.	97,333	15,962
Esprit Holdings, Ltd. (A)	117,900	9,978
Fairwood Holdings, Ltd. (B)	3,500	6,629
Far East Consortium International, Ltd.	79,809	28,664
First Pacific Company, Ltd.	146,000	26,975
Get Nice Holdings, Ltd.	591,000	11,027
Giordano International, Ltd.	82,000	14,780
Global Brands Group Holding, Ltd. (A)	30,400	800
Gold-Finance Holdings, Ltd. (A)(C)	62,000	576
Great Eagle Holdings, Ltd.	10,000	26,162
G-Resources Group, Ltd. (A)	2,014,800	11,623
Guotai Junan International Holdings, Ltd. (B)	207,000	26,973
Haitong International Securities Group, Ltd.	114,070	28,910
Hang Fung Gold Technology, Ltd. (A)(C)	90,000	0
Hang Lung Group, Ltd.	12,000	25,080
Hanison Construction Holdings, Ltd.	27,441	3,984
Harbour Centre Development, Ltd.	38,000	40,049
HKBN, Ltd.	36,000	56,660
HKR International, Ltd.	51,920	19,844
Hong Kong Ferry Holdings Company, Ltd.	29,000	22,448
Hongkong Chinese, Ltd.	66,000	5,265
Hsin Chong Group Holdings, Ltd. (A)(C)	170,000	7,675
Hutchison Port Holdings Trust	161,400	16,601
Hutchison Telecommunications Hong Kong Holdings, Ltd.	80,000	13,109
Hysan Development Company, Ltd.	18,000	58,129
IT, Ltd.	44,601	7,652
Johnson Electric Holdings, Ltd.	20,500	32,112
Kerry Logistics Network, Ltd.	24,000	29,580
Kerry Properties, Ltd.	5,000	13,075
Kingston Financial Group, Ltd.	38,000	2,954
Kowloon Development Company, Ltd.	22,000	23,868
Lai Sun Development Company, Ltd.	15,320	16,406
Landing International Development, Ltd. (A)	75,600	2,397
Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	22,500	4,016
Leyou Technologies Holdings, Ltd. (A)	40,000	11,697
Li & Fung, Ltd.	322,000	41,882
Lifestyle International Holdings, Ltd.	25,000	20,883
Lippo China Resources, Ltd.	36,000	840
Liu Chong Hing Investment, Ltd.	16,000	15,997
Luk Fook Holdings International, Ltd.	15,000	30,068
Man Wah Holdings, Ltd.	50,800	27,538
Mandarin Oriental International, Ltd.	8,000	10,210
Mason Group Holdings, Ltd.	1,548,800	5,561
Melco International Development, Ltd.	33,000	47,301

103

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Midland Holdings, Ltd. (A)	34,734	$4,166
Miramar Hotel & Investment	15,000	24,294
Nameson Holdings, Ltd.	62,000	3,483
NewOcean Energy Holdings, Ltd. (A)(B)	66,000	9,729
OP Financial, Ltd.	32,000	4,555
Oshidori International Holdings, Ltd. (B)	204,000	16,710
Pacific Andes International Holdings, Ltd. (A)(C)	328,006	0
Pacific Basin Shipping, Ltd.	294,000	34,958
Pacific Textiles Holdings, Ltd.	42,000	20,105
Paliburg Holdings, Ltd.	46,000	12,800
Peace Mark Holdings, Ltd. (A)(C)	164,000	0
Perfect Shape Medical, Ltd.	32,000	7,671
Pico Far East Holdings, Ltd.	60,000	10,411
Playmates Holdings, Ltd.	78,000	9,618
Playmates Toys, Ltd. (A)	8,000	238
Polytec Asset Holdings, Ltd.	152,200	16,976
Public Financial Holdings, Ltd.	24,000	6,577
PYI Corp., Ltd. (A)	372,000	3,349
Regal Hotels International Holdings, Ltd.	36,000	14,354
Regina Miracle International Holdings, Ltd. (D)	17,000	7,413
Sa Sa International Holdings, Ltd. (B)	64,847	9,584
SEA Holdings, Ltd.	19,268	12,903
Shangri-La Asia, Ltd.	16,000	10,755
Shenwan Hongyuan HK, Ltd.	20,000	2,508
Shun Tak Holdings, Ltd.	80,250	27,131
Singamas Container Holdings, Ltd.	114,000	6,113
SITC International Holdings Company, Ltd.	64,000	59,572
Sitoy Group Holdings, Ltd.	14,000	832
SmarTone Telecommunications Holdings, Ltd.	31,500	18,388
SOCAM Development, Ltd. (A)	3,892	927
South China Holdings Company, Ltd. (A)	640,000	12,423
Stella International Holdings, Ltd.	20,000	21,007
Summit Ascent Holdings, Ltd. (A)	90,000	7,243
Sun Hung Kai & Company, Ltd.	45,000	16,851
SUNeVision Holdings, Ltd.	18,000	10,387
TAI Cheung Holdings, Ltd.	33,000	21,915
Tao Heung Holdings, Ltd.	14,000	1,782
Television Broadcasts, Ltd.	19,100	23,644
Texwinca Holdings, Ltd.	60,000	9,589
The Cross-Harbour Holdings, Ltd.	19,716	27,816
The Hongkong & Shanghai Hotels, Ltd.	31,500	25,075
The United Laboratories International Holdings, Ltd. (B)	42,000	33,530
TOM Group, Ltd. (A)	96,000	15,017
Town Health International Medical Group, Ltd. (B)(C)	261,361	12,212
Tradelink Electronic Commerce, Ltd.	50,000	6,740
Transport International Holdings, Ltd.	11,200	23,551
Trinity, Ltd. (A)	74,000	1,224
Upbest Group, Ltd.	164,000	18,883
Vitasoy International Holdings, Ltd.	6,000	18,056
VSTECS Holdings, Ltd. (B)	45,200	20,906
VTech Holdings, Ltd.	6,900	49,687
Wai Kee Holdings, Ltd.	24,000	11,602
We Solutions, Ltd. (A)(B)	56,000	2,987
Wing On Company International, Ltd.	4,000	9,704
Wing Tai Properties, Ltd.	70,000	42,192
YT Realty Group, Ltd. (B)	9,152	2,493
		1,959,283
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Ireland - 0.4%
Bank of Ireland Group PLC	2,249	$4,192
C&C Group PLC	13,557	33,013
Cairn Homes PLC	9,684	7,257
FBD Holdings PLC	778	5,291
Glanbia PLC	5,573	60,653
Grafton Group PLC	14,783	96,747
Greencore Group PLC	23,830	48,663
Hostelworld Group PLC (D)	3,022	1,991
Irish Continental Group PLC	5,309	18,685
UDG Healthcare PLC	8,747	68,056
		344,548
Isle of Man - 0.0%
Hansard Global PLC	6,816	2,633
Playtech PLC	12,183	25,290
Strix Group PLC	6,042	12,279
		40,202
Israel - 1.4%
AFI Properties, Ltd. (A)	558	14,058
Airport City, Ltd. (A)	1	9
Allot, Ltd. (A)	2,103	20,398
Alrov Properties and Lodgings, Ltd.	399	10,908
Ashtrom Group, Ltd.	1,149	12,770
Ashtrom Properties, Ltd.	2,078	9,851
AudioCodes, Ltd.	1,955	49,681
Azorim-Investment Development & Construction Company, Ltd. (A)	3,848	6,287
Bayside Land Corp.	50	28,936
Bet Shemesh Engines Holdings 1997, Ltd.	358	8,905
Bezeq The Israeli Telecommunication Corp., Ltd. (A)	19,010	13,808
Big Shopping Centers, Ltd.	381	27,476
Blue Square Real Estate, Ltd.	215	8,497
Camtek, Ltd.	1,035	8,955
Cellcom Israel, Ltd. (A)	1,966	5,706
Cellcom Israel, Ltd. (New York Stock Exchange) (A)	825	2,401
Clal Insurance Enterprises Holdings, Ltd. (A)	1,967	16,222
Compugen, Ltd. (A)	1,251	9,057
Danel Adir Yeoshua, Ltd.	134	9,341
Delek Automotive Systems, Ltd.	1,858	7,212
Delek Group, Ltd.	92	2,408
Delta Galil Industries, Ltd.	618	9,523
El Al Israel Airlines (A)	24,289	4,758
Electra, Ltd.	139	57,853
Energix-Renewable Energies, Ltd. (A)	4,212	12,010
Enlight Renewable Energy, Ltd. (A)	13,397	13,356
Equital, Ltd. (A)	992	19,113
First International Bank of Israel, Ltd.	90	2,179
Formula Systems 1985, Ltd.	549	30,312
Fox Wizel, Ltd.	488	16,126
Gilat Satellite Networks, Ltd. (A)	1,452	10,721
Hadera Paper, Ltd. (A)	244	9,002
Harel Insurance Investments & Financial Services, Ltd.	3,059	16,556
Hilan, Ltd.	1,033	32,181
IDI Insurance Company, Ltd.	440	11,773
Inrom Construction Industries, Ltd.	2,183	7,510
Intercure, Ltd. (A)(B)	3,504	4,241
Israel Discount Bank, Ltd., Class A	1	2
Isras Investment Company, Ltd.	44	7,978
Kamada, Ltd. (A)	1,616	9,834
Magic Software Enterprises, Ltd.	1,349	10,756
Matrix IT, Ltd.	2,095	34,072

104

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Israel (continued)
Maytronics, Ltd.	1,808	$11,304
Mediterranean Towers, Ltd. (A)	4,044	7,484
Mega Or Holdings, Ltd.	757	18,517
Mehadrin, Ltd. (A)	15	433
Menora Mivtachim Holdings, Ltd.	1,766	19,923
Migdal Insurance & Financial Holdings, Ltd.	27,734	14,415
Mivtach Shamir Holdings, Ltd.	397	7,334
Naphtha Israel Petroleum Corp., Ltd. (A)	2,030	7,137
Nova Measuring Instruments, Ltd. (A)	1,872	61,518
Oil Refineries, Ltd.	102,102	27,754
One Software Technologies, Ltd.	170	11,078
OPC Energy, Ltd.	1,332	9,284
Partner Communications Company, Ltd. (A)	6,688	24,983
Paz Oil Company, Ltd.	525	43,845
Plasson Industries, Ltd.	241	7,816
Plus500, Ltd.	2,945	38,955
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	449	24,781
Scope Metals Group, Ltd.	377	6,181
Shapir Engineering and Industry, Ltd. (A)	7,076	45,405
Shikun & Binui, Ltd.	10,724	37,767
Shufersal, Ltd.	1,573	8,901
Summit Real Estate Holdings, Ltd.	2,363	21,342
The Phoenix Holdings, Ltd.	2,821	13,448
YH Dimri Construction & Development, Ltd.	285	7,979
		1,070,326
Italy - 4.1%
A2A SpA	88,577	109,282
ACEA SpA	3,476	55,171
Amplifon SpA	3,081	62,585
Anima Holding SpA (D)	9,128	24,257
Aquafil SpA (B)	969	3,543
Arnoldo Mondadori Editore SpA (A)	12,613	18,223
Ascopiave SpA (B)	7,647	28,302
Autogrill SpA	6,245	28,980
Avio SpA	877	10,867
Azimut Holding SpA	7,499	106,731
Banca Farmafactoring SpA (D)	8,151	41,893
Banca Generali SpA	3,249	67,513
Banca IFIS SpA	1,607	15,446
Banca Popolare di Sondrio SCPA	28,436	42,909
Banca Profilo SpA (B)	24,032	3,888
Banco BPM SpA (A)	97,273	125,480
BF SpA (A)(B)	1,608	6,300
Biesse SpA (B)	835	8,123
BPER Banca	26,394	80,316
Brunello Cucinelli SpA	1,411	42,726
Buzzi Unicem SpA	4,611	84,212
Cairo Communication SpA	4,712	8,153
Cementir Holding NV	4,165	22,409
Cerved Group SpA	10,299	61,051
CIR SpA-Compagnie Industriali	60,979	28,506
Credito Emiliano SpA	6,238	26,154
Credito Valtellinese SpA (A)	504,336	26,891
Danieli & C Officine Meccaniche SpA	788	9,518
Datalogic SpA	984	11,523
De' Longhi SpA	2,476	41,158
DeA Capital SpA (A)	4,665	5,677
DiaSorin SpA	292	38,490
doValue SpA (D)	812	4,975
El.En. SpA	617	10,774
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Italy (continued)
Enav SpA (D)	13,939	$61,460
ERG SpA	2,242	39,966
Esprinet SpA	3,554	12,575
Eurotech SpA (A)	1,562	8,511
Falck Renewables SpA	9,073	46,886
Fincantieri SpA	18,635	11,268
FinecoBank Banca Fineco SpA	1,735	15,610
Freni Brembo SpA (B)	9,683	71,798
GEDI Gruppo Editoriale SpA (A)(B)	18,304	9,158
Geox SpA (B)	8,390	6,714
Gruppo MutuiOnline SpA	2,096	35,184
Hera SpA	45,093	163,141
Illimity Bank SpA (A)	3,232	21,998
IMA Industria Macchine Automatiche SpA	816	47,854
IMMSI SpA (A)	6,756	2,428
Interpump Group SpA	4,044	97,156
Iren SpA	30,720	76,548
Italgas SpA	28,535	156,126
Italmobiliare SpA	1,654	42,997
Juventus Football Club SpA (A)	30,558	26,493
La Doria SpA	1,205	11,569
Leonardo SpA	3,450	22,809
Maire Tecnimont SpA (B)	10,323	15,954
MARR SpA	1,645	23,324
Mediaset SpA (A)(B)	18,917	40,051
OVS SpA (A)(B)(D)	9,134	7,837
Piaggio & C SpA	11,658	20,598
Pirelli & C. SpA (B)(D)	7,409	26,140
Prima Industrie SpA (B)	178	2,504
Prysmian SpA (B)	4,127	65,524
RAI Way SpA (D)	5,678	30,440
Reno de Medici SpA	15,969	9,564
Reply SpA	832	50,584
Retelit SpA	7,126	11,517
SAES Getters SpA	213	4,287
Safilo Group SpA (A)	2,378	1,966
Saipem SpA (A)(B)	41,655	100,426
Salini Impregilo SpA (A)(B)	14,544	18,445
Salvatore Ferragamo SpA	2,944	39,125
Saras SpA	28,012	25,892
Sesa SpA	320	13,764
Societa Cattolica di Assicurazioni SC	11,261	55,723
Sogefi SpA (A)(B)	3,551	2,507
SOL SpA	2,802	30,546
Tamburi Investment Partners SpA	5,435	33,350
Technogym SpA (D)	3,895	25,413
Tinexta SpA	1,069	10,889
Tod's SpA	590	19,674
Unieuro SpA (B)(D)	707	4,794
Unione di Banche Italiane SpA	63,162	163,537
Unipol Gruppo SpA	23,441	79,940
Zignago Vetro SpA	1,669	20,038
		3,204,628
Japan - 26.8%
Access Company, Ltd.	2,300	18,886
Achilles Corp.	1,000	16,135
Adastria Company, Ltd.	920	10,500
ADEKA Corp.	4,700	58,519
Advan Company, Ltd.	1,000	10,059
Aeon Delight Company, Ltd.	800	24,379
Aeon Fantasy Company, Ltd. (B)	400	5,376
Aeria, Inc. (A)	700	3,445
Ai Holdings Corp.	1,900	23,394
Aica Kogyo Company, Ltd.	400	11,413

105

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Aichi Corp.	3,200	$20,061
Aichi Steel Corp.	700	20,275
Aida Engineering, Ltd.	4,500	28,466
Aiful Corp. (A)	15,500	34,628
Aiphone Company, Ltd.	1,300	17,326
Airport Facilities Company, Ltd.	1,200	4,458
Aisan Industry Company, Ltd.	2,500	11,631
Aizawa Securities Company, Ltd. (B)	2,400	16,747
Akatsuki, Inc. (B)	400	13,345
Akebono Brake Industry Company, Ltd. (A)	9,400	13,482
Albis Company, Ltd.	500	9,534
Alconix Corp.	1,600	15,894
Alpen Company, Ltd.	1,100	16,306
Altech Corp.	1,100	14,827
Amano Corp.	1,300	28,564
Anest Iwata Corp.	1,800	16,534
AOI TYO Holdings, Inc.	1,200	4,795
AOKI Holdings, Inc.	3,100	20,760
Aoyama Trading Company, Ltd.	2,500	21,388
Arakawa Chemical Industries, Ltd.	1,400	15,478
Arata Corp.	700	29,930
Arcland Sakamoto Company, Ltd.	2,400	21,584
Arcland Service Holdings Company, Ltd.	1,000	13,389
Arcs Company, Ltd.	2,625	47,159
Arealink Company, Ltd.	500	3,239
Argo Graphics, Inc.	1,000	32,677
Arisawa Manufacturing Company, Ltd.	2,900	21,454
Arrk Corp. (A)	4,200	2,817
As One Corp.	400	35,331
Asahi Company, Ltd.	800	8,317
Asahi Diamond Industrial Company, Ltd.	3,900	16,728
Asahi Holdings, Inc.	1,800	37,741
ASAHI YUKIZAI Corp.	1,200	15,423
Asanuma Corp.	700	24,400
Asia Pile Holdings Corp.	3,300	12,220
ASKA Pharmaceutical Company, Ltd.	1,600	16,196
ASKUL Corp.	1,000	29,465
Ateam, Inc.	800	4,434
Atom Corp. (B)	5,000	39,474
Atrae, Inc. (A)(B)	700	16,583
Atsugi Company, Ltd.	1,200	6,969
Autobacs Seven Company, Ltd.	3,000	34,532
Avex, Inc.	2,500	19,726
Axell Corp.	100	582
Axial Retailing, Inc.	800	29,345
Bando Chemical Industries, Ltd.	2,500	14,509
Bank of the Ryukyus, Ltd.	3,000	29,384
BayCurrent Consulting, Inc.	900	42,177
Belc Company, Ltd.	500	26,592
Bell System24 Holdings, Inc.	2,400	24,904
Belluna Company, Ltd.	5,000	22,180
BeNEXT Group, Inc.	800	3,770
BML, Inc.	1,000	26,861
Bourbon Corp.	500	7,988
Broadleaf Company, Ltd.	4,600	19,974
BRONCO BILLY Company, Ltd.	600	12,071
Bunka Shutter Company, Ltd.	5,000	36,404
C Uyemura & Company, Ltd.	400	21,695
CAC Holdings Corp.	1,500	13,533
Can Do Company, Ltd.	900	14,036
Canon Electronics, Inc.	1,700	25,000
Carlit Holdings Company, Ltd.	2,100	9,001
Cawachi, Ltd.	900	19,751
Central Glass Company, Ltd.	2,800	48,413
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Central Security Patrols Company, Ltd.	300	$10,783
Central Sports Company, Ltd.	600	12,687
Chilled & Frozen Logistics Holdings Company, Ltd.	1,600	18,353
Chino Corp.	400	4,531
Chiyoda Company, Ltd.	800	8,608
Chiyoda Integre Company, Ltd.	800	11,863
Chofu Seisakusho Company, Ltd.	1,700	39,961
Chori Company, Ltd.	1,200	17,036
Chubu Shiryo Company, Ltd.	2,000	26,689
Chudenko Corp.	1,900	38,611
Chuetsu Pulp & Paper Company, Ltd.	500	6,426
Chugai Ro Company, Ltd.	500	6,777
Chugoku Marine Paints, Ltd.	4,000	32,397
CI Takiron Corp.	3,000	16,570
Citizen Watch Company, Ltd.	16,000	56,452
Cleanup Corp.	2,100	10,324
CMIC Holdings Company, Ltd.	1,200	15,924
CMK Corp.	3,700	15,129
cocokara fine, Inc.	1,140	59,078
Colowide Company, Ltd. (B)	2,700	40,822
Computer Engineering & Consulting, Ltd.	1,800	22,712
Comture Corp. (B)	1,000	20,273
CONEXIO Corp.	1,300	16,266
Corona Corp.	300	2,675
Cosel Company, Ltd. (B)	1,200	10,880
Cosmo Energy Holdings Company, Ltd.	2,900	40,473
Cota Company, Ltd. (B)	440	5,010
Create Restaurants Holdings, Inc.	5,000	29,263
Create SD Holdings Company, Ltd.	900	22,514
CTS Company, Ltd.	1,900	9,586
Curves Holdings Company, Ltd. (A)	2,000	9,542
Cybozu, Inc.	900	15,782
Dai Nippon Toryo Company, Ltd. (B)	1,200	8,767
Daibiru Corp.	3,400	28,008
Dai-Dan Company, Ltd.	1,000	26,853
Daido Metal Company, Ltd.	1,900	9,437
Daido Steel Company, Ltd. (B)	800	25,654
Daidoh, Ltd. (B)	2,000	3,746
Daihen Corp.	1,400	37,380
Daiho Corp.	1,200	25,002
Daiichi Jitsugyo Company, Ltd.	400	12,639
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	1,800	12,467
Dai-ichi Seiko Company, Ltd.	500	8,867
Daiken Corp.	1,000	15,562
Daiken Medical Company, Ltd.	400	2,423
Daiki Aluminium Industry Company, Ltd.	3,000	15,965
Daikoku Denki Company, Ltd.	800	9,086
Daikokutenbussan Company, Ltd.	300	8,464
Daikyonishikawa Corp.	1,900	8,667
Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	1,000	21,750
Daiseki Company, Ltd.	1,800	38,114
Daishi Hokuetsu Financial Group, Inc.	2,700	58,676
Daito Pharmaceutical Company, Ltd.	700	19,159
Daiwa Industries, Ltd.	2,000	17,316
Daiwabo Holdings Company, Ltd.	800	38,263
DCM Holdings Company, Ltd.	6,500	60,122
Denki Kogyo Company, Ltd.	1,000	22,913
Densan System Company, Ltd.	700	13,818
Denyo Company, Ltd.	900	15,965
Descente, Ltd. (A)	2,300	26,919

106

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Dexerials Corp.	3,500	$22,422
Digital Arts, Inc.	400	17,257
Digital Hearts Holdings Company, Ltd. (B)	900	6,066
Dip Corp.	1,900	30,517
DKS Company, Ltd. (B)	400	13,797
DMG Mori Company, Ltd. (B)	4,600	38,149
Doshisha Company, Ltd.	1,700	20,099
Doutor Nichires Holdings Company, Ltd.	2,300	34,896
Dowa Holdings Company, Ltd.	1,000	26,108
DTS Corp.	1,800	31,253
Duskin Company, Ltd.	2,100	55,243
DyDo Group Holdings, Inc. (B)	700	23,627
Eagle Industry Company, Ltd.	2,200	13,674
Earth Corp.	500	26,467
EDION Corp. (B)	5,000	41,245
eGuarantee, Inc.	2,400	35,000
E-Guardian, Inc.	900	12,917
Eiken Chemical Company, Ltd.	1,800	32,863
Eizo Corp.	800	23,373
Elan Corp.	1,400	18,645
Elecom Company, Ltd.	800	27,757
Elematec Corp.	1,400	9,945
EM Systems Company, Ltd.	2,000	16,642
Enigmo, Inc.	2,400	18,311
en-japan, Inc.	800	14,863
Enplas Corp.	1,100	21,439
EPS Holdings, Inc.	1,800	18,727
eRex Company, Ltd.	1,900	21,565
ES-Con Japan, Ltd.	3,800	20,859
ESPEC Corp.	1,600	24,193
Exedy Corp.	1,900	27,964
F@N Communications, Inc.	2,000	7,725
FCC Company, Ltd.	2,200	31,941
Feed One Company, Ltd.	15,040	20,984
Ferrotec Holdings Corp.	2,600	13,110
FIDEA Holdings Company, Ltd.	21,400	20,231
Fields Corp.	1,500	3,928
Financial Products Group Company, Ltd.	1,600	8,078
Fixstars Corp.	2,000	18,829
Foster Electric Company, Ltd.	2,100	21,465
France Bed Holdings Company, Ltd.	2,200	18,555
Fudo Tetra Corp.	1,080	12,776
Fuji Company, Ltd.	1,400	23,284
Fuji Corp.	2,900	43,923
Fuji Corp., Ltd.	1,300	6,189
Fuji Oil Company, Ltd.	4,400	7,685
Fuji Pharma Company, Ltd.	1,400	15,710
Fuji Seal International, Inc.	2,100	37,000
Fuji Soft, Inc.	800	25,683
Fujibo Holdings, Inc.	700	18,625
Fujicco Company, Ltd.	1,500	26,993
Fujikura Kasei Company, Ltd.	2,000	9,054
Fujikura, Ltd.	15,600	44,739
Fujimori Kogyo Company, Ltd.	1,100	29,639
Fujisash Company, Ltd.	4,900	3,072
Fujita Kanko, Inc. (B)	300	4,322
Fujitec Company, Ltd.	1,400	17,901
Fujitsu Frontech, Ltd.	600	5,626
Fujitsu General, Ltd.	1,600	28,797
Fujiya Company, Ltd.	500	9,539
Fukuda Corp.	200	7,786
Fukushima Galilei Company, Ltd.	500	15,622
Fukuyama Transporting Company, Ltd.	300	10,675
FULLCAST Holdings Company, Ltd.	1,000	11,437
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Funai Electric Company, Ltd. (A)	700	$3,116
Funai Soken Holdings, Inc.	1,800	35,569
Furukawa Company, Ltd.	1,900	18,546
Furukawa Electric Company, Ltd.	1,300	23,424
Furuno Electric Company, Ltd.	2,400	18,604
Fuso Chemical Company, Ltd.	1,000	28,042
Fuso Pharmaceutical Industries, Ltd.	500	9,675
Futaba Corp.	1,600	15,510
Futaba Industrial Company, Ltd.	3,400	14,238
Future Corp.	1,200	15,509
Fuyo General Lease Company, Ltd.	900	45,564
Gakken Holdings Company, Ltd.	1,600	27,237
GCA Corp.	1,900	9,878
Gecoss Corp.	400	2,895
Genki Sushi Company, Ltd. (B)	500	10,263
Genky DrugStores Company, Ltd.	700	13,362
Geo Holdings Corp. (B)	2,700	32,686
Giken, Ltd.	700	22,790
GLOBERIDE, Inc.	1,000	17,243
Glory, Ltd.	1,600	36,762
Goldcrest Company, Ltd. (B)	990	14,881
Gree, Inc.	6,100	23,513
GS Yuasa Corp.	3,000	40,148
G-Tekt Corp.	1,200	12,209
Gun-Ei Chemical Industry Company, Ltd.	400	9,130
Gunze, Ltd.	800	26,813
Gurunavi, Inc.	1,400	7,164
H2O Retailing Corp.	4,900	35,735
Hagihara Industries, Inc.	800	10,429
Hagiwara Electric Holdings Company, Ltd.	500	10,137
Hakuto Company, Ltd.	1,300	11,608
Halows Company, Ltd.	600	15,137
Hamakyorex Company, Ltd.	1,000	24,283
Hanwa Company, Ltd.	2,400	37,161
Happinet Corp.	1,000	10,110
Hazama Ando Corp.	10,090	63,958
Heiwa Corp. (B)	600	11,207
Heiwa Real Estate Company, Ltd.	1,500	38,752
Heiwado Company, Ltd.	2,000	35,199
Hibiya Engineering, Ltd.	1,500	26,804
Hiday Hidaka Corp.	1,432	20,165
HI-LEX Corp.	600	6,820
Hinokiya Group Company, Ltd.	300	4,073
Hioki EE Corp.	500	14,191
Hirano Tecseed Company, Ltd. (B)	1,100	10,962
Hiroshima Gas Company, Ltd. (B)	4,900	16,251
HIS Company, Ltd. (B)	1,400	18,255
Hisaka Works, Ltd.	2,000	13,543
Hitachi Zosen Corp.	11,700	37,382
Hochiki Corp.	600	7,563
Hodogaya Chemical Company, Ltd.	700	19,828
Hogy Medical Company, Ltd.	800	24,991
Hokkaido Electric Power Company, Inc.	11,100	47,931
Hokkaido Gas Company, Ltd.	600	8,580
Hokkan Holdings, Ltd.	1,000	14,256
Hokuetsu Corp.	7,900	29,497
Hokuetsu Industries Company, Ltd.	2,000	19,881
Hokuhoku Financial Group, Inc.	5,900	52,540
Hokuriku Electric Power Company	9,400	65,766
Hokuto Corp.	1,600	27,946
H-One Company, Ltd.	1,000	4,590
Honeys Holdings Company, Ltd.	1,350	13,531
Hoosiers Holdings	5,000	27,573

107

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Hosiden Corp.	3,900	$27,082
Hosokawa Micron Corp.	500	22,047
Ichibanya Company, Ltd.	300	12,416
Ichigo, Inc.	9,100	21,024
Ichikoh Industries, Ltd.	2,300	10,156
Ichinen Holdings Company, Ltd.	1,900	20,168
Ichiyoshi Securities Company, Ltd.	2,800	11,542
Icom, Inc.	500	11,774
Idec Corp.	1,600	20,149
IDOM, Inc.	3,900	14,164
Iino Kaiun Kaisha, Ltd.	7,300	20,849
IJTT Company, Ltd.	1,200	4,618
Ikegami Tsushinki Company, Ltd.	400	3,100
Imasen Electric Industrial	1,700	10,241
Imuraya Group Company, Ltd.	300	5,010
Inaba Denki Sangyo Company, Ltd.	3,200	67,989
Inaba Seisakusho Company, Ltd.	200	2,361
Inabata & Company, Ltd.	3,000	32,556
Infocom Corp.	1,000	22,848
Infomart Corp.	3,800	25,007
Information Services International-Dentsu, Ltd.	400	14,533
Intage Holdings, Inc.	3,100	22,945
Internet Initiative Japan, Inc.	1,300	42,671
Inui Global Logistics Company, Ltd.	875	10,046
Iriso Electronics Company, Ltd.	1,000	29,255
Iseki & Company, Ltd.	1,200	12,532
Ishihara Sangyo Kaisha, Ltd.	2,100	10,625
Itfor, Inc.	1,000	5,210
Itochu Enex Company, Ltd.	3,800	29,530
Itochu-Shokuhin Company, Ltd.	600	24,277
Itoham Yonekyu Holdings, Inc.	3,800	22,359
Itoki Corp.	2,100	6,151
IwaiCosmo Holdings, Inc.	900	7,824
Iwatani Corp. (B)	2,300	77,011
J Trust Company, Ltd.	4,900	10,185
JAC Recruitment Company, Ltd.	1,200	11,213
Jaccs Company, Ltd.	1,600	27,133
Jafco Company, Ltd.	1,400	36,398
Jalux, Inc. (B)	500	6,958
Jamco Corp.	500	3,235
Janome Sewing Machine Company, Ltd.	1,200	3,241
Japan Asset Marketing Company, Ltd. (A)	14,200	11,210
Japan Aviation Electronics Industry, Ltd.	3,000	35,899
Japan Best Rescue System Company, Ltd. (B)	1,800	10,131
Japan Cash Machine Company, Ltd.	700	3,495
Japan Display, Inc. (A)(B)	45,300	20,382
Japan Elevator Service Holdings Company, Ltd. (B)	1,100	25,158
Japan Investment Adviser Company, Ltd.	1,000	5,755
Japan Lifeline Company, Ltd.	2,600	32,579
Japan Material Company, Ltd.	2,200	28,632
Japan Medical Dynamic Marketing, Inc. (B)	900	13,587
Japan Petroleum Exploration Company, Ltd.	2,000	32,777
Japan Property Management Center Company, Ltd.	800	7,883
Japan Pulp & Paper Company, Ltd.	600	20,881
Japan Securities Finance Company, Ltd.	8,000	36,498
Japan Transcity Corp.	5,000	21,541
Jastec Company, Ltd.	400	3,619
JBCC Holdings, Inc.	1,900	29,270
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
JCU Corp.	1,300	$26,866
Jeol, Ltd.	2,000	48,350
Jimoto Holdings, Inc.	9,800	8,237
JINS Holdings, Inc.	400	21,904
JM Holdings Company, Ltd.	600	12,255
JMS Company, Ltd.	500	4,030
J-Oil Mills, Inc.	600	25,349
Joshin Denki Company, Ltd.	1,100	21,098
Joyful Honda Company, Ltd.	1,000	11,489
JSP Corp. (B)	800	10,368
Juki Corp.	1,400	7,060
JVCKenwood Corp.	9,070	16,303
K&O Energy Group, Inc.	800	11,061
Kadokawa Corp.	3,636	45,630
Kaga Electronics Company, Ltd.	1,100	17,218
Kakiyasu Honten Company, Ltd.	800	17,012
Kameda Seika Company, Ltd.	700	32,050
Kamei Corp.	2,000	18,708
Kanaden Corp.	1,100	12,727
Kanagawa Chuo Kotsu Company, Ltd.	700	25,903
Kanamoto Company, Ltd.	1,900	36,766
Kandenko Company, Ltd.	2,700	21,458
Kanematsu Corp.	3,500	35,683
Kanematsu Electronics, Ltd.	700	21,927
Kanto Denka Kogyo Company, Ltd.	2,000	14,237
Kappa Create Company, Ltd. (A)	1,000	12,371
Kasai Kogyo Company, Ltd.	1,000	4,873
Katakura Industries Company, Ltd.	1,700	16,669
Kato Sangyo Company, Ltd.	1,100	34,593
Kato Works Company, Ltd.	400	4,356
KAWADA TECHNOLOGIES, Inc.	200	9,995
Kawasaki Kisen Kaisha, Ltd. (A)(B)	1,100	8,177
Keihanshin Building Company, Ltd.	2,700	33,370
Keihin Corp.	2,000	46,788
Keiyo Company, Ltd.	3,400	15,537
Kenedix, Inc.	10,800	40,989
Kenko Mayonnaise Company, Ltd.	900	16,924
KFC Holdings Japan, Ltd.	600	12,786
KH Neochem Company, Ltd.	900	12,642
Kimoto Company, Ltd.	3,000	3,679
Kintetsu Department Store Company, Ltd.	400	9,310
Kintetsu World Express, Inc.	2,600	37,985
Kissei Pharmaceutical Company, Ltd.	1,100	28,201
Kitanotatsujin Corp.	3,300	16,027
Kito Corp.	1,800	16,534
Kitz Corp.	4,600	27,649
KLab, Inc. (A)	2,100	13,148
Koa Corp.	1,700	13,927
Koatsu Gas Kogyo Company, Ltd.	3,000	19,913
Kobe Electric Railway Company, Ltd. (A)	300	10,677
Kobe Steel, Ltd. (A)	11,100	34,140
Kohnan Shoji Company, Ltd.	1,800	36,455
Kojima Company, Ltd.	3,000	9,443
Kokuyo Company, Ltd.	1,200	16,707
Komatsu Matere Company, Ltd.	2,000	13,612
KOMEDA Holdings Company, Ltd.	2,600	40,046
Komeri Company, Ltd.	1,500	26,790
Komori Corp.	3,700	25,028
Kondotec, Inc.	1,300	11,133
Konishi Company, Ltd.	2,200	29,083
Konoike Transport Company, Ltd.	2,600	27,733
Koshidaka Holdings Company, Ltd.	2,000	6,775
Kotobuki Spirits Company, Ltd.	500	22,457

108

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Kourakuen Holdings Corp.	1,100	$13,811
Krosaki Harima Corp.	400	15,065
Kumagai Gumi Company, Ltd.	1,800	41,429
Kura Sushi, Inc.	500	18,654
Kurabo Industries, Ltd.	1,600	38,141
Kureha Corp.	1,100	44,603
Kurimoto, Ltd.	1,000	17,460
KYB Corp. (A)	1,600	30,517
Kyodo Printing Company, Ltd.	500	12,564
Kyoei Steel, Ltd.	1,800	20,676
Kyokuto Kaihatsu Kogyo Company, Ltd.	2,300	25,010
Kyokuto Securities Company, Ltd.	2,300	12,411
Kyokuyo Company, Ltd.	700	16,492
KYORIN Holdings, Inc.	1,900	38,799
Kyoritsu Maintenance Company, Ltd. (B)	1,060	23,325
Kyosan Electric Manufacturing Company, Ltd.	2,000	8,558
Kyushu Financial Group, Inc. (B)	6,300	23,988
LAC Company, Ltd.	1,400	9,700
Lacto Japan Company, Ltd.	800	24,590
LEC, Inc. (B)	1,600	15,942
Life Corp.	1,200	33,011
LIFULL Company, Ltd.	3,800	10,660
Link And Motivation, Inc.	2,300	6,497
Lintec Corp.	1,900	39,764
LIXIL VIVA Corp.	1,600	27,150
M&A Capital Partners Company, Ltd. (A)	600	14,288
Macnica Fuji Electronics Holdings, Inc.	3,250	39,928
Macromill, Inc.	2,300	13,235
Maeda Corp.	2,800	20,565
Maeda Kosen Company, Ltd.	1,100	20,779
Maeda Road Construction Company, Ltd.	600	11,199
Maezawa Kasei Industries Company, Ltd.	1,100	10,106
Maezawa Kyuso Industries Company, Ltd.	900	15,935
Makino Milling Machine Company, Ltd.	1,200	31,415
MarkLines Company, Ltd.	1,000	15,010
Mars Group Holdings Corp.	700	11,115
Marubun Corp.	200	877
Marudai Food Company, Ltd.	1,600	28,882
Maruha Nichiro Corp.	1,500	31,301
Marusan Securities Company, Ltd.	4,700	19,741
Maruwa Company, Ltd.	600	36,318
Maruwa Unyu Kikan Company, Ltd. (B)	1,200	27,040
Maruzen Company, Ltd.	800	13,399
Maruzen Showa Unyu Company, Ltd.	800	17,596
Marvelous, Inc.	1,400	6,933
Matsuda Sangyo Company, Ltd.	1,400	16,390
Matsuyafoods Holdings Company, Ltd. (B)	700	25,494
Max Company, Ltd.	2,000	30,521
Maxell Holdings, Ltd.	2,200	21,569
Maxvalu Tokai Company, Ltd.	1,100	19,626
MCJ Company, Ltd.	3,200	17,583
MEC Company, Ltd.	1,500	20,715
Medical Data Vision Company, Ltd. (A)	1,700	10,336
Megachips Corp.	2,000	28,525
Megmilk Snow Brand Company, Ltd.	1,800	40,885
Meidensha Corp.	1,800	26,810
Meiko Electronics Company, Ltd.	1,200	14,681
Meiko Network Japan Company, Ltd.	1,100	7,744
Meisei Industrial Company, Ltd.	3,000	20,313
Meitec Corp.	1,300	51,554
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Meito Sangyo Company, Ltd.	900	$11,179
Menicon Company, Ltd.	1,200	53,545
METAWATER Company, Ltd.	800	28,520
Mie Kotsu Group Holdings, Inc.	3,700	17,395
Milbon Company, Ltd.	812	40,889
Mimasu Semiconductor Industry Company, Ltd.	1,400	22,710
Ministop Company, Ltd.	1,100	14,839
Miraca Holdings, Inc.	3,000	63,219
Mirait Holdings Corp.	4,240	52,640
Miroku Jyoho Service Company, Ltd. (B)	700	15,403
Mitani Corp.	500	24,887
Mitani Sekisan Company, Ltd.	600	25,418
Mito Securities Company, Ltd. (B)	6,300	11,080
Mitsuba Corp. (A)	2,300	8,875
Mitsubishi Logisnext Company, Ltd.	1,000	8,030
Mitsubishi Paper Mills, Ltd.	2,600	8,492
Mitsubishi Pencil Company, Ltd.	600	7,876
Mitsubishi Research Institute, Inc.	500	15,206
Mitsubishi Shokuhin Company, Ltd.	200	5,120
Mitsubishi Steel Manufacturing Company, Ltd.	1,000	7,340
Mitsuboshi Belting, Ltd.	1,000	11,165
Mitsui E&S Holdings Company, Ltd. (A)(B)	4,600	22,093
Mitsui High-Tec, Inc.	900	9,337
Mitsui Matsushima Holdings Company, Ltd.	1,000	8,112
Mitsui Mining & Smelting Company, Ltd. (B)	2,500	41,515
Mitsui Sugar Company, Ltd.	1,000	19,227
Mitsui-Soko Holdings Company, Ltd.	2,200	28,356
Mitsuuroko Group Holdings Company, Ltd.	3,200	33,467
Mixi, Inc.	1,800	26,176
Mizuho Leasing Company, Ltd.	1,900	37,069
Mizuno Corp.	1,400	24,173
Modec, Inc.	1,700	20,409
Monex Group, Inc.	10,400	16,389
Morinaga Milk Industry Company, Ltd.	1,700	65,572
Morita Holdings Corp.	2,200	33,679
MrMax Holdings, Ltd. (B)	1,700	5,311
Musashi Seimitsu Industry Company, Ltd.	2,600	19,885
N Field Company, Ltd.	1,300	4,482
Nachi-Fujikoshi Corp.	600	16,057
Nagase & Company, Ltd.	3,600	42,311
Nagatanien Holdings Company, Ltd.	1,000	20,567
Nagawa Company, Ltd.	600	37,961
Nakamuraya Company, Ltd.	300	10,947
Nakanishi, Inc.	1,300	17,218
Nakayama Steel Works, Ltd.	1,100	4,076
Namura Shipbuilding Company, Ltd.	3,252	6,085
NEC Capital Solutions, Ltd.	800	13,596
NEC Networks & System Integration Corp.	1,500	60,804
Neturen Company, Ltd. (B)	2,300	14,936
Nextage Company, Ltd.	2,300	14,966
NHK Spring Company, Ltd.	2,800	18,264
Nice Corp. (A)	600	5,104
Nichias Corp.	2,400	44,534
Nichiban Company, Ltd.	700	9,670
Nichicon Corp.	3,400	21,122
Nichiden Corp.	600	11,789
Nichiha Corp.	1,600	30,232

109

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
NichiiGakkan Company, Ltd.	2,700	$25,736
Nichi-iko Pharmaceutical Company, Ltd.	3,100	41,041
Nichireki Company, Ltd.	2,000	24,021
Nichirin Company, Ltd.	1,040	12,100
Nihon Chouzai Company, Ltd.	800	12,250
Nihon Dempa Kogyo Company, Ltd. (A)	1,800	5,583
Nihon Flush Company, Ltd.	1,000	8,742
Nihon House Holdings Company, Ltd.	1,000	2,702
Nihon Kagaku Sangyo Company, Ltd. (B)	1,000	8,584
Nihon Nohyaku Company, Ltd. (B)	4,000	15,428
Nihon Parkerizing Company, Ltd.	3,900	40,229
Nihon Tokushu Toryo Company, Ltd.	1,000	7,279
Nikkiso Company, Ltd.	2,100	15,493
Nikkon Holdings Company, Ltd.	2,900	56,543
Nippon Air Conditioning Services Company, Ltd.	1,600	10,015
Nippon Beet Sugar Manufacturing Company, Ltd.	900	14,325
Nippon Carbon Company, Ltd.	500	14,807
Nippon Chemical Industrial Company, Ltd.	700	14,280
Nippon Chemi-Con Corp.	1,100	11,987
Nippon Coke & Engineering Company, Ltd.	18,000	10,205
Nippon Concrete Industries Company, Ltd.	2,600	6,448
Nippon Denko Company, Ltd. (A)(B)	6,530	9,027
Nippon Densetsu Kogyo Company, Ltd.	2,100	40,789
Nippon Electric Glass Company, Ltd.	1,500	19,976
Nippon Fine Chemical Company, Ltd.	800	11,067
Nippon Flour Mills Company, Ltd.	2,700	42,167
Nippon Gas Company, Ltd.	1,800	59,375
Nippon Hume Corp.	2,000	11,475
Nippon Kodoshi Corp. (B)	800	6,647
Nippon Koei Company, Ltd.	1,000	27,187
Nippon Koshuha Steel Company, Ltd. (A)	800	2,743
Nippon Light Metal Holdings Company, Ltd.	28,200	43,907
Nippon Paper Industries Company, Ltd. (B)	900	12,796
Nippon Parking Development Company, Ltd.	8,400	10,457
Nippon Pillar Packing Company, Ltd.	1,500	17,377
Nippon Seiki Company, Ltd.	3,000	31,949
Nippon Sharyo, Ltd. (A)	600	15,146
Nippon Sheet Glass Company, Ltd. (A)(B)	5,800	17,720
Nippon Signal Company, Ltd.	3,000	29,216
Nippon Soda Company, Ltd. (B)	1,600	39,680
Nippon Steel Trading Corp.	972	32,769
Nippon Suisan Kaisha, Ltd.	10,700	47,088
Nippon Thompson Company, Ltd.	4,700	15,853
Nippon Yakin Kogyo Company, Ltd.	1,000	15,478
Nipro Corp.	4,100	48,228
Nishikawa Rubber Company, Ltd.	800	8,998
Nishimatsu Construction Company, Ltd. (B)	3,200	61,096
Nishimatsuya Chain Company, Ltd.	2,900	20,009
Nishi-Nippon Financial Holdings, Inc.	7,000	39,268
Nishi-Nippon Railroad Company, Ltd.	1,100	27,011
Nishio Rent All Company, Ltd.	800	16,717
Nissan Shatai Company, Ltd.	3,400	29,521
Nissei ASB Machine Company, Ltd.	500	14,449
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nissei Plastic Industrial Company, Ltd.	1,600	$13,611
Nissha Company, Ltd.	2,300	15,194
Nisshinbo Holdings, Inc.	10,768	71,284
Nissin Corp.	1,400	20,570
Nissin Electric Company, Ltd.	3,400	28,909
Nissin Kogyo Company, Ltd.	2,100	42,829
Nissin Sugar Company, Ltd.	1,100	20,416
Nitta Corp.	1,300	25,218
Nittan Valve Company, Ltd.	1,200	2,234
Nittetsu Mining Company, Ltd.	300	11,744
Nitto Kogyo Corp.	1,600	25,411
Nitto Kohki Company, Ltd.	1,000	15,716
Nitto Seiko Company, Ltd.	1,700	8,232
Nohmi Bosai, Ltd.	1,300	23,984
Nojima Corp.	1,600	26,301
Nomura Company, Ltd.	3,000	22,707
Noritake Company, Ltd.	700	22,106
Noritsu Koki Company, Ltd.	1,000	8,504
Noritz Corp.	2,100	22,896
North Pacific Bank, Ltd.	20,300	38,215
NS Tool Company, Ltd. (B)	400	8,948
NS United Kaiun Kaisha, Ltd.	800	10,243
NSD Company, Ltd.	3,000	39,983
NTN Corp. (B)	18,400	31,795
Obara Group, Inc.	600	12,756
Ohsho Food Service Corp.	700	37,423
Oiles Corp. (B)	1,380	17,363
Oisix ra daichi, Inc. (A)	1,200	16,413
Okabe Company, Ltd.	2,600	17,359
Okamoto Industries, Inc.	600	21,454
Okamura Corp.	3,700	29,505
Okasan Securities Group, Inc.	7,000	22,074
Oki Electric Industry Company, Ltd.	4,700	43,936
Okinawa Cellular Telephone Company	400	13,322
OKUMA Corp.	700	22,447
Okumura Corp.	1,600	33,082
Okura Industrial Company, Ltd.	800	11,701
Okuwa Company, Ltd.	1,000	16,023
Onoken Company, Ltd.	1,500	15,665
Onward Holdings Company, Ltd.	7,100	31,205
Open Door, Inc. (A)	600	4,062
Optex Group Company, Ltd.	1,400	12,864
Organo Corp.	600	30,343
Origin Company, Ltd.	600	7,879
Osaka Organic Chemical Industry, Ltd.	1,400	19,319
Osaka Soda Company, Ltd.	800	18,945
Osaka Steel Company, Ltd.	700	7,453
OSAKA Titanium Technologies Company, Ltd. (B)	800	6,909
Osaki Electric Company, Ltd.	3,000	14,777
OSG Corp.	2,400	31,825
OSJB Holdings Corp.	7,600	16,785
Outsourcing, Inc.	4,500	19,434
Oyo Corp.	1,300	14,696
Pacific Industrial Company, Ltd.	3,000	25,957
Pacific Metals Company, Ltd.	1,100	15,874
PAL GROUP Holdings Company, Ltd.	1,400	17,005
Paramount Bed Holdings Company, Ltd.	800	33,069
Paris Miki Holdings, Inc.	1,100	2,515
PC Depot Corp. (B)	1,700	6,718
Penta-Ocean Construction Company, Ltd.	13,900	72,779
Pepper Food Service Company, Ltd. (B)	600	2,422
PIA Corp.	200	4,137
Pilot Corp.	700	23,170
Piolax, Inc.	2,100	29,262

110

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Poletowin Pitcrew Holdings, Inc.	2,000	$14,272
Press Kogyo Company, Ltd.	7,000	15,588
Pressance Corp. (B)	1,800	15,840
Prestige International, Inc.	5,000	38,158
Prima Meat Packers, Ltd.	2,000	45,278
Pronexus, Inc.	600	5,757
Prospect Company, Ltd.	33,000	7,371
Proto Corp.	400	3,175
PS Mitsubishi Construction Company, Ltd.	2,600	12,227
Punch Industry Company, Ltd.	1,300	4,892
Qol Holdings Company, Ltd.	1,400	17,107
Raito Kogyo Company, Ltd.	3,100	35,052
Raiznext Corp.	3,300	37,179
Rakus Company, Ltd.	2,200	32,596
Raysum Company, Ltd.	1,600	9,783
Relia, Inc.	2,100	20,333
Renaissance, Inc.	500	4,640
Resorttrust, Inc.	3,700	36,136
Restar Holdings Corp.	1,600	22,129
Retail Partners Company, Ltd.	300	1,759
Rheon Automatic Machinery Company, Ltd.	1,500	16,384
Ricoh Leasing Company, Ltd.	800	20,998
Riken Corp.	600	15,195
Riken Keiki Company, Ltd.	1,300	24,429
Riken Technos Corp.	3,000	10,665
Riken Vitamin Company, Ltd.	1,400	28,437
Ringer Hut Company, Ltd.	1,700	32,601
Riso Kagaku Corp.	500	7,545
Riso Kyoiku Company, Ltd.	9,300	24,649
Rock Field Company, Ltd.	1,000	13,587
Rokko Butter Company, Ltd.	600	7,579
Roland DG Corp.	900	9,691
Rorze Corp.	900	25,575
Round One Corp.	4,100	21,324
Royal Holdings Company, Ltd. (B)	900	14,645
RS Technologies Company, Ltd.	400	7,750
Ryobi, Ltd.	1,400	17,070
Ryoden Corp.	1,500	17,931
Ryosan Company, Ltd.	1,500	32,998
Ryoyo Electro Corp.	1,600	30,466
S Foods, Inc.	500	10,328
S&B Foods, Inc.	600	22,826
Sac's Bar Holdings, Inc.	600	3,411
Saibu Gas Company, Ltd.	1,900	45,911
Saizeriya Company, Ltd.	1,100	20,754
Sakai Chemical Industry Company, Ltd.	1,400	23,131
Sakai Moving Service Company, Ltd.	500	26,490
Sakata INX Corp.	3,100	25,932
Sala Corp.	3,000	15,432
SAMTY Company, Ltd.	1,600	17,730
San ju San Financial Group, Inc.	1,700	23,489
San-A Company, Ltd.	600	24,961
San-Ai Oil Company, Ltd.	3,500	36,283
Sanden Holdings Corp. (A)(B)	1,400	4,647
Sangetsu Corp.	2,100	31,083
Sanken Electric Company, Ltd.	1,400	27,126
Sanki Engineering Company, Ltd.	2,000	22,391
Sankyo Seiko Company, Ltd.	3,200	14,596
Sankyo Tateyama, Inc.	2,500	23,849
Sanoh Industrial Company, Ltd.	2,600	16,391
Sanyo Chemical Industries, Ltd.	600	21,868
Sanyo Denki Company, Ltd.	400	15,957
Sanyo Electric Railway Company, Ltd.	1,600	29,830
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Sanyo Shokai, Ltd.	700	$8,771
Sanyo Special Steel Company, Ltd. (B)	1,400	12,508
Sapporo Holdings, Ltd.	2,700	49,660
Sato Holdings Corp.	1,700	33,164
Sawada Holdings Company, Ltd.	1,000	8,349
SBS Holdings, Inc.	2,200	35,521
Seika Corp.	500	5,010
Seikagaku Corp.	1,700	17,645
Seikitokyu Kogyo Company, Ltd.	1,600	12,071
Seiko Holdings Corp.	1,400	22,447
Seiren Company, Ltd.	2,700	32,339
Sekisui Jushi Corp.	1,600	29,166
Sekisui Plastics Company, Ltd.	2,500	12,917
Senko Group Holdings Company, Ltd.	4,700	36,359
Senshu Electric Company, Ltd.	500	11,159
Senshu Ikeda Holdings, Inc.	17,200	25,930
Senshukai Company, Ltd.	3,300	10,891
SFP Holdings Company, Ltd.	600	7,690
Shibaura Electronics Company, Ltd.	500	9,401
Shibuya Corp.	800	18,744
Shikibo, Ltd. (B)	1,100	9,937
Shikoku Chemicals Corp.	3,000	27,330
Shikoku Electric Power Company, Inc.	2,400	18,931
Shima Seiki Manufacturing, Ltd.	1,200	15,736
Shimachu Company, Ltd.	2,300	56,538
Shinagawa Refractories Company, Ltd.	600	12,297
Shindengen Electric Manufacturing Company, Ltd.	500	10,688
Shin-Etsu Polymer Company, Ltd.	3,000	23,373
Shinko Electric Industries Company, Ltd.	5,100	48,574
Shinko Shoji Company, Ltd.	3,200	26,285
Shinmaywa Industries, Ltd.	2,400	24,825
Shinnihon Corp.	2,500	18,955
Shinoken Group Company, Ltd.	2,000	13,894
Shinwa Company, Ltd.	700	11,210
Shizuoka Gas Company, Ltd.	4,500	36,349
Shoei Company, Ltd.	1,200	25,065
Shoei Foods Corp.	700	25,536
Showa Corp.	1,900	39,607
Showa Sangyo Company, Ltd.	1,400	41,668
SIGMAXYZ, Inc.	900	10,300
Siix Corp. (B)	1,600	12,806
Sinanen Holdings Company, Ltd.	800	19,458
Sinfonia Technology Company, Ltd.	1,600	14,110
Sinko Industries, Ltd. (B)	1,500	19,217
Sintokogio, Ltd.	3,400	23,423
SKY Perfect JSAT Holdings, Inc.	10,300	36,825
SMK Corp.	300	6,400
SMS Company, Ltd.	2,300	44,357
Sodick Company, Ltd.	2,400	14,278
Software Service, Inc.	200	14,438
Soken Chemical & Engineering Company, Ltd.	800	7,369
Solasto Corp.	1,500	13,917
Sourcenext Corp. (B)	6,400	17,244
Space Value Holdings Company, Ltd.	2,000	6,879
Sparx Group Company, Ltd.	7,400	11,391
SRA Holdings	600	11,842
SRS Holdings Company, Ltd. (A)(B)	1,800	15,085
St. Marc Holdings Company, Ltd.	800	12,830
Star Mica Holdings Company, Ltd.	1,100	14,944
Star Micronics Company, Ltd.	2,300	23,020
Starts Corp., Inc.	1,900	35,208
Starzen Company, Ltd.	300	12,330
Stella Chemifa Corp.	800	17,734

111

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Strike Company, Ltd.	700	$22,692
Studio Alice Company, Ltd.	900	12,311
Sugimoto & Company, Ltd. (B)	700	11,452
Sumida Corp.	1,600	9,751
Suminoe Textile Company, Ltd.	500	7,865
Sumitomo Bakelite Company, Ltd.	1,200	25,242
Sumitomo Densetsu Company, Ltd.	1,300	26,602
Sumitomo Mitsui Construction Company, Ltd.	6,000	26,382
Sumitomo Osaka Cement Company, Ltd.	2,200	65,505
Sumitomo Riko Company, Ltd.	2,400	12,984
Sumitomo Seika Chemicals Company, Ltd.	500	12,248
Sun Frontier Fudousan Company, Ltd.	2,200	16,645
Sushiro Global Holdings, Ltd.	1,600	23,456
SWCC Showa Holdings Company, Ltd.	2,400	22,231
Systena Corp.	3,000	40,541
Syuppin Company, Ltd.	1,200	7,038
T Hasegawa Company, Ltd.	1,600	30,137
T RAD Company, Ltd.	500	5,765
T&K Toka Company, Ltd.	1,600	10,527
Tachibana Eletech Company, Ltd.	1,360	18,198
Tachi-S Company, Ltd.	2,400	21,678
Tadano, Ltd. (B)	6,000	42,831
Taihei Dengyo Kaisha, Ltd.	1,500	31,927
Taiho Kogyo Company, Ltd.	1,200	5,953
Taikisha, Ltd.	900	25,882
Taiko Pharmaceutical Company, Ltd. (B)	2,100	30,257
Taisei Lamick Company, Ltd.	500	11,658
Taiyo Holdings Company, Ltd.	1,000	37,406
Takamatsu Construction Group Company, Ltd.	1,000	21,416
Takaoka Toko Company, Ltd.	700	6,153
Takara Leben Company, Ltd.	6,300	20,267
Takara Standard Company, Ltd.	2,200	33,628
Takasago International Corp.	1,200	22,316
Takasago Thermal Engineering Company, Ltd.	1,700	25,995
Takashimaya Company, Ltd.	1,200	10,771
Take And Give Needs Company, Ltd.	200	1,028
Takeei Corp.	700	5,048
Takeuchi Manufacturing Company, Ltd.	2,200	27,126
Takihyo Company, Ltd.	600	8,573
Takuma Company, Ltd.	3,300	36,443
Tamron Company, Ltd.	1,500	25,145
Tamura Corp.	6,000	21,783
Tanseisha Company, Ltd.	1,100	7,393
Tatsuta Electric Wire & Cable Company, Ltd.	4,200	17,768
Tayca Corp.	1,500	19,852
TechMatrix Corp.	1,200	24,436
Teikoku Electric Manufacturing Company, Ltd.	1,700	20,625
Teikoku Sen-I Company, Ltd.	500	9,697
Tekken Corp.	800	17,328
Tenma Corp.	1,000	14,865
T-Gaia Corp.	900	17,017
The 77 Bank, Ltd.	2,800	35,966
The Aichi Bank, Ltd.	600	17,605
The Akita Bank, Ltd.	1,100	15,824
The Aomori Bank, Ltd.	1,700	41,117
The Awa Bank, Ltd.	2,200	46,369
The Bank of Iwate, Ltd.	1,100	27,272
The Bank of Nagoya, Ltd.	1,100	26,580
The Bank of Okinawa, Ltd.	1,640	47,811
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
The Bank of Saga, Ltd.	1,000	$10,617
The Chiba Kogyo Bank, Ltd.	3,200	7,474
The Chugoku Bank, Ltd.	4,400	39,030
The Chukyo Bank, Ltd.	900	18,118
The Ehime Bank, Ltd.	2,100	22,769
The First Bank of Toyama, Ltd.	2,800	7,638
The Fukui Bank, Ltd.	1,800	25,213
The Fukushima Bank, Ltd.	2,100	3,094
The Gunma Bank, Ltd.	6,600	19,921
The Hachijuni Bank, Ltd.	6,900	24,860
The Hiroshima Bank, Ltd.	7,000	29,146
The Hokkoku Bank, Ltd.	1,500	46,834
The Hyakugo Bank, Ltd.	16,000	44,753
The Hyakujushi Bank, Ltd.	1,700	30,794
The Iyo Bank, Ltd. (B)	9,200	46,261
The Japan Steel Works, Ltd.	2,600	31,125
The Japan Wool Textile Company, Ltd.	4,000	34,604
The Juroku Bank, Ltd.	1,700	29,649
The Keiyo Bank, Ltd.	4,400	21,656
The Kinki Sharyo Company, Ltd. (A)	300	2,941
The Kita-Nippon Bank, Ltd.	700	12,734
The Kiyo Bank, Ltd.	3,800	56,127
The Michinoku Bank, Ltd.	1,400	15,447
The Miyazaki Bank, Ltd.	1,000	22,018
The Monogatari Corp.	400	23,016
The Musashino Bank, Ltd.	1,700	21,547
The Nagano Bank, Ltd.	800	8,316
The Nanto Bank, Ltd.	2,000	41,194
The Nippon Road Company, Ltd.	500	31,700
The Nisshin Oillio Group, Ltd.	1,200	40,386
The Ogaki Kyoritsu Bank, Ltd.	1,600	32,127
The Oita Bank, Ltd.	900	15,843
The Okinawa Electric Power Company, Inc.	1,896	34,706
The Pack Corp.	800	26,660
The San-In Godo Bank, Ltd.	8,000	40,251
The Shibusawa Warehouse Company, Ltd.	1,000	18,709
The Shiga Bank, Ltd.	2,200	52,085
The Shikoku Bank, Ltd.	2,800	22,082
The Shimizu Bank, Ltd.	500	8,531
The Sumitomo Warehouse Company, Ltd.	3,324	36,254
The Tochigi Bank, Ltd.	8,000	11,481
The Toho Bank, Ltd.	12,000	29,986
The Tohoku Bank, Ltd.	400	3,233
The Tottori Bank, Ltd.	400	4,156
The Towa Bank, Ltd.	2,900	16,827
The Yamagata Bank, Ltd.	2,000	24,546
The Yamanashi Chuo Bank, Ltd.	2,000	13,593
Tigers Polymer Corp.	1,000	4,185
TKC Corp.	1,100	49,386
Toa Corp. (Hyogo)	1,400	10,393
Toa Corp. (Tokyo)	1,200	15,969
Toagosei Company, Ltd.	6,900	59,734
Tobishima Corp.	720	6,676
TOC Company, Ltd.	3,400	18,454
Tocalo Company, Ltd.	3,200	29,934
Toda Kogyo Corp. (A)	300	3,379
Toei Company, Ltd.	200	25,044
Toenec Corp.	600	17,550
Toho Company, Ltd.	600	9,324
Toho Holdings Company, Ltd.	2,400	50,240
Toho Titanium Company, Ltd.	3,000	17,888
Toho Zinc Company, Ltd. (A)	800	8,850

112

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Tokai Corp.	1,200	$32,581
TOKAI Holdings Corp.	4,000	34,570
Tokai Rika Company, Ltd.	1,400	17,308
Tokai Tokyo Financial Holdings, Inc.	11,500	26,081
Token Corp.	610	45,131
Tokushu Tokai Paper Company, Ltd.	600	23,703
Tokuyama Corp.	2,600	49,874
Tokyo Base Company, Ltd. (A)	900	1,939
Tokyo Dome Corp. (B)	5,500	36,789
Tokyo Energy & Systems, Inc.	2,000	15,239
Tokyo Keiki, Inc.	1,000	6,442
Tokyo Kiraboshi Financial Group, Inc.	1,936	20,343
Tokyo Ohka Kogyo Company, Ltd.	900	34,177
Tokyo Rakutenchi Company, Ltd.	200	7,553
Tokyo Rope Manufacturing Company, Ltd. (A)	700	4,001
Tokyo Seimitsu Company, Ltd.	1,800	50,664
Tokyo Steel Manufacturing Company, Ltd.	5,100	31,861
Tokyo Tekko Company, Ltd. (B)	800	8,723
Tokyo Theatres Company, Inc. (B)	900	9,512
Tokyotokeiba Company, Ltd.	1,100	28,593
Tokyu Construction Company, Ltd.	3,900	20,483
Tomato Bank, Ltd.	1,100	10,671
Tomen Devices Corp.	200	6,000
Tomoe Corp.	2,200	6,740
Tomoe Engineering Company, Ltd.	800	15,110
Tomoku Company, Ltd.	500	7,058
TOMONY Holdings, Inc.	10,600	35,123
Tomy Company, Ltd.	4,500	31,581
Tonami Holdings Company, Ltd.	500	22,416
Topcon Corp.	4,700	34,499
Toppan Forms Company, Ltd.	3,400	30,300
Topre Corp.	2,300	25,396
Topy Industries, Ltd.	1,300	16,468
Toridoll Holdings Corp. (B)	2,800	29,879
Torii Pharmaceutical Company, Ltd.	1,100	27,543
Torikizoku Company, Ltd.	500	7,485
Torishima Pump Manufacturing Company, Ltd. (B)	900	6,304
Tosei Corp.	3,700	31,791
Toshiba Machine Company, Ltd. (B)	1,600	31,625
Toshiba TEC Corp.	1,000	31,360
Tosho Company, Ltd.	800	7,337
Totetsu Kogyo Company, Ltd.	1,000	26,811
Towa Corp.	1,300	8,871
Towa Pharmaceutical Company, Ltd.	1,500	31,354
Toyo Construction Company, Ltd.	3,100	12,443
Toyo Denki Seizo KK	600	6,258
Toyo Engineering Corp. (A)	2,200	6,524
Toyo Ink SC Holdings Company, Ltd.	2,200	41,422
Toyo Kanetsu KK	400	7,150
Toyo Securities Company, Ltd. (B)	6,000	7,323
Toyo Tanso Company, Ltd.	1,000	12,865
Toyo Tire Corp.	3,700	42,296
Toyo Wharf & Warehouse Company, Ltd.	600	7,254
Toyobo Company, Ltd.	4,993	52,639
TPR Company, Ltd.	1,400	14,878
Trancom Company, Ltd.	600	39,138
Tri Chemical Laboratories, Inc.	300	20,124
Trusco Nakayama Corp.	1,600	34,368
TS Tech Company, Ltd.	500	11,747
TSI Holdings Company, Ltd.	5,270	19,269
Tsubaki Nakashima Company, Ltd.	2,300	14,288
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Tsubakimoto Chain Company	1,600	$36,140
Tsugami Corp. (B)	3,000	20,585
Tsukishima Kikai Company, Ltd.	2,000	24,655
Tsukuba Bank, Ltd.	5,700	8,962
Tsukui Corp.	4,800	18,256
Tsurumi Manufacturing Company, Ltd.	1,000	17,838
Tsutsumi Jewelry Company, Ltd.	700	11,210
TV Asahi Holdings Corp.	700	10,609
Tv Tokyo Holdings Corp.	1,100	24,506
UACJ Corp.	1,903	27,163
Ube Industries, Ltd.	700	10,678
Uchida Yoko Company, Ltd.	800	26,034
Ulvac, Inc.	1,900	44,985
Uniden Holdings Corp.	400	6,739
Union Tool Company	700	16,367
Unipres Corp.	2,600	23,095
United Arrows, Ltd.	1,200	18,047
United Super Markets Holdings, Inc. (B)	4,200	37,388
UNITED, Inc.	1,300	9,619
Unitika, Ltd. (A)	5,900	14,645
Unizo Holdings Company, Ltd.	1,900	105,326
Ushio, Inc.	5,200	49,486
UT Group Company, Ltd. (A)	1,500	15,252
V Technology Company, Ltd.	400	11,464
Valor Holdings Company, Ltd.	1,700	30,184
Valqua, Ltd.	1,000	16,146
ValueCommerce Company, Ltd.	1,600	26,264
Vector, Inc. (A)	3,100	18,637
Vision, Inc. (A)	1,500	9,284
Vital KSK Holdings, Inc.	3,500	35,534
VT Holdings Company, Ltd.	6,600	17,866
Wacoal Holdings Corp.	1,900	41,119
Wacom Company, Ltd.	4,600	13,436
Wakachiku Construction Company, Ltd.	900	10,037
Wakita & Company, Ltd.	4,000	36,371
Warabeya Nichiyo Holdings Company, Ltd.	900	14,578
Watahan & Company, Ltd.	300	4,411
WATAMI Company, Ltd. (B)	1,200	10,371
WDB Holdings Company, Ltd.	700	13,609
Weathernews, Inc.	500	16,357
West Holdings Corp.	1,690	21,886
WIN-Partners Company, Ltd.	1,000	9,072
World Holdings Company, Ltd.	600	6,801
Xebio Holdings Company, Ltd.	2,800	23,051
Yahagi Construction Company, Ltd.	2,000	14,372
Yaizu Suisankagaku Industry Company, Ltd.	1,100	9,799
YAKUODO Holdings Company, Ltd.	700	15,641
YAMABIKO Corp.	2,400	17,913
YAMADA Consulting Group Company, Ltd.	1,100	9,681
Yamaguchi Financial Group, Inc.	5,200	29,320
Yamaha Motor Robotics Holdings Company, Ltd. (A)	1,500	10,298
Yamaichi Electronics Company, Ltd.	1,700	21,510
YA-MAN, Ltd.	1,700	10,458
Yamato Kogyo Company, Ltd.	2,100	35,968
Yamazen Corp.	3,900	32,321
Yasuda Logistics Corp.	1,400	10,913
Yellow Hat, Ltd.	2,000	27,724
Yodogawa Steel Works, Ltd.	1,200	19,522
Yokogawa Bridge Holdings Corp.	2,100	37,953
Yokohama Reito Company, Ltd.	2,900	24,799
Yokowo Company, Ltd.	1,200	24,004

113

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Yomeishu Seizo Company, Ltd.	500	$9,126
Yomiuri Land Company, Ltd. (B)	200	6,090
Yondenko Corp.	600	13,863
Yondoshi Holdings, Inc.	1,300	23,375
Yorozu Corp.	1,800	17,517
Yoshinoya Holdings Company, Ltd.	1,200	23,141
Yuasa Trading Company, Ltd.	1,100	28,939
Yumeshin Holdings Company, Ltd. (B)	2,200	11,518
Yurtec Corp.	2,000	11,333
Yushiro Chemical Industry Company, Ltd.	1,100	12,035
Zenrin Company, Ltd.	1,950	19,034
ZIGExN Company, Ltd.	3,400	8,269
		21,111,585
Jersey, Channel Islands - 0.2%
Atrium European Real Estate, Ltd. (A)	9,345	28,192
Centamin PLC	71,818	106,629
Sanne Group PLC	1,649	12,677
		147,498
Liechtenstein - 0.1%
Liechtensteinische Landesbank AG	528	29,361
VP Bank AG	188	24,052
		53,413
Luxembourg - 0.3%
APERAM SA	2,726	57,652
Corestate Capital Holding SA (A)	623	18,203
Grand City Properties SA	5,163	108,079
IVS Group SA	880	6,218
L'Occitane International SA	17,000	24,537
Stabilus SA	1,018	36,737
Sword Group	496	13,657
		265,083
Macau - 0.0%
Macau Legend Development, Ltd. (A)	129,000	14,552
Malaysia - 0.0%
Lynas Corp., Ltd. (A)	32,921	28,873
Malta - 0.0%
Kindred Group PLC	8,254	30,241
Monaco - 0.1%
Endeavour Mining Corp. (A)	3,183	45,258
Societe des Bains de Mer et du Cercle des Etrangers a Monaco (A)	273	16,793
		62,051
Netherlands - 3.1%
Aalberts NV	6,065	145,303
Accell Group NV	1,883	26,097
Altice Europe NV (A)	17,790	68,660
AMG Advanced Metallurgical Group NV (B)	1,350	19,502
Amsterdam Commodities NV	1,174	21,194
Arcadis NV	7,063	113,650
ASM International NV	3,323	338,088
ASR Nederland NV	4,031	101,353
Basic-Fit NV (A)(D)	1,607	26,871
BE Semiconductor Industries NV	4,162	127,469
Beter Bed Holding NV (A)	1,056	1,148
Boskalis Westminster (B)	4,705	85,684
Brack Capital Properties NV (A)	230	18,722
Brunel International NV (B)	1,126	6,254
Corbion NV	2,691	81,225
Euronext NV (D)	2,395	176,352
Flow Traders (D)	1,631	49,098
ForFarmers NV	2,398	14,824
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
Fugro NV (A)	4,374	$17,658
GrandVision NV (B)(D)	2,427	66,354
Heijmans NV (A)	2,023	12,132
Hunter Douglas NV	312	14,060
IMCD NV (B)	2,703	193,961
Innoconcepts NV (A)(C)	10,527	0
Intertrust NV (D)	3,549	44,673
Just Eat Takeaway (A)(D)	1,342	101,486
Kendrion NV (B)	1,093	11,778
Koninklijke BAM Groep NV	15,496	21,741
Koninklijke Vopak NV	2,436	127,915
Nederland Apparatenfabriek	225	8,883
OCI NV (A)	1,346	16,085
Ordina NV	5,537	8,359
PostNL NV	35,264	44,622
SBM Offshore NV (B)	9,689	128,093
Shop Apotheke Europe NV (A)(B)(D)	216	11,938
SIF Holding NV (B)	504	5,239
Signify NV (D)	5,527	107,115
Sligro Food Group NV	1,151	17,143
TKH Group NV	1,730	48,011
TomTom NV (A)	3,258	25,255
Van Lanschot Kempen NV	1,125	13,740
		2,467,735
New Zealand - 0.6%
Air New Zealand, Ltd.	12,658	6,344
Chorus, Ltd.	21,963	90,274
Freightways, Ltd. (B)	5,368	17,537
Genesis Energy, Ltd.	22,721	33,847
Gentrack Group, Ltd. (B)	3,060	2,529
Hallenstein Glasson Holdings, Ltd.	3,354	5,382
Heartland Group Holdings, Ltd.	17,002	10,250
Infratil, Ltd.	31,723	73,606
Kathmandu Holdings, Ltd.	5,693	3,741
Metlifecare, Ltd.	10,897	24,614
NZME, Ltd. (A)	13,259	1,316
NZX, Ltd.	13,409	8,842
Oceania Healthcare, Ltd.	34,030	13,856
PGG Wrightson, Ltd.	819	840
Restaurant Brands New Zealand, Ltd. (A)	886	4,279
Scales Corp., Ltd. (B)	5,176	13,698
Skellerup Holdings, Ltd.	7,637	8,063
SKY Network Television, Ltd. (A)	18,776	3,106
SKYCITY Entertainment Group, Ltd.	28,677	31,692
Summerset Group Holdings, Ltd.	7,420	23,959
Synlait Milk, Ltd. (A)	4,590	16,813
The New Zealand Refining Company, Ltd. (B)	11,354	5,278
The Warehouse Group, Ltd.	9,894	11,742
Tourism Holdings, Ltd.	6,508	4,199
TOWER, Ltd. (A)	12,717	4,333
Vista Group International, Ltd.	5,589	3,835
Z Energy, Ltd.	10,957	18,769
		442,744
Norway - 0.8%
ABG Sundal Collier Holding ASA	13,972	4,125
AF Gruppen ASA	989	13,919
Akastor ASA (A)	6,104	2,292
Aker Solutions ASA (A)(B)	8,985	4,645
American Shipping Company ASA (A)	1,661	3,055
Atea ASA (A)	4,256	35,811
Austevoll Seafood ASA	2,238	15,927
Axactor SE (A)	11,423	6,692
B2Holding ASA	4,699	1,625

114

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Norway (continued)
Bonheur ASA (B)	1,672	$24,221
Borregaard ASA	5,508	50,980
BW Energy, Ltd. (A)	932	813
BW Offshore, Ltd. (A)	4,568	7,855
DNO ASA (B)	36,835	10,151
Europris ASA (D)	10,396	30,157
FLEX LNG, Ltd. (B)	1,570	7,953
Frontline, Ltd.	5,015	49,671
Grieg Seafood ASA	2,264	20,919
Hexagon Composites ASA (A)(B)	9,323	22,276
Hoegh LNG Holdings, Ltd.	2,568	2,612
IDEX Biometrics ASA (A)	19,564	1,162
Kongsberg Gruppen ASA	778	9,710
Kvaerner ASA (A)(B)	11,623	7,030
NEL ASA (A)	31,894	31,276
Nordic Nanovector ASA (A)(B)	2,098	2,604
Nordic Semiconductor ASA (A)	7,334	32,366
Norway Royal Salmon ASA (B)	1,016	20,410
Norwegian Air Shuttle ASA (A)(B)	6,144	5,262
Norwegian Finans Holding ASA (A)	5,444	21,930
Norwegian Property ASA	8,366	8,429
Ocean Yield ASA (B)	4,830	10,808
Odfjell Drilling, Ltd. (A)	4,970	3,630
Olav Thon Eiendomsselskap ASA	577	6,321
Otello Corp. ASA (A)	6,623	7,504
PGS ASA (A)	19,660	5,653
Protector Forsikring ASA (A)	4,177	9,544
Sbanken ASA (D)	5,201	25,181
Scatec Solar ASA (B)(D)	4,733	59,325
Selvaag Bolig ASA	1,842	8,154
Treasure ASA	3,110	2,699
Veidekke ASA	4,419	36,848
Wilh Wilhelmsen Holding ASA, Class A	862	8,340
XXL ASA (A)(B)(D)	3,048	1,370
		641,255
Peru - 0.0%
Hochschild Mining PLC	16,530	21,600
Portugal - 0.4%
Altri SGPS SA	3,125	12,362
Banco Comercial Portugues SA	530,269	59,597
CTT-Correios de Portugal SA	8,914	22,344
Mota-Engil SGPS SA	5,636	6,814
NOS SGPS SA	13,982	46,695
REN - Redes Energeticas Nacionais SGPS SA	21,605	55,174
Semapa-Sociedade de Investimento e Gestao	1,885	16,069
Sonae SGPS SA	44,348	28,742
The Navigator Company SA	12,847	30,496
		278,293
Russia - 0.1%
Highland Gold Mining, Ltd.	7,589	18,314
Petropavlovsk PLC (A)	214,252	55,576
		73,890
Singapore - 1.2%
Accordia Golf Trust	40,300	13,628
Ascendas India Trust	45,100	37,948
Banyan Tree Holdings, Ltd.	19,800	3,523
Best World International, Ltd. (C)	16,300	15,596
Boustead Projects, Ltd.	3,000	1,349
Boustead Singapore, Ltd.	10,000	4,188
Bukit Sembawang Estates, Ltd.	11,000	29,602
BW LPG, Ltd. (D)	4,059	12,237
China Aviation Oil Singapore Corp., Ltd.	14,400	8,653
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
Chip Eng Seng Corp., Ltd.	33,000	$11,563
COSCO Shipping International Singapore Company, Ltd. (A)	58,900	7,021
CSE Global, Ltd.	34,000	8,188
Delfi, Ltd.	21,900	11,023
Ezion Holdings, Ltd. (A)(C)	131,300	3,972
Far East Orchard, Ltd.	5,000	3,414
First Resources, Ltd.	19,300	16,355
Fraser and Neave, Ltd.	8,600	7,213
Gallant Venture, Ltd. (A)	71,000	5,481
GL, Ltd.	51,700	19,105
Golden Agri-Resources, Ltd.	323,200	31,992
GuocoLand, Ltd.	10,400	9,710
Halcyon Agri Corp., Ltd. (A)	4,293	771
Haw Par Corp., Ltd.	5,800	41,876
Ho Bee Land, Ltd.	11,400	15,964
Hong Fok Corp., Ltd.	20,100	8,285
Hong Leong Finance, Ltd.	12,900	19,214
Hyflux, Ltd. (A)	24,000	2
IGG, Inc. (B)	51,000	30,184
Indofood Agri Resources, Ltd.	25,000	5,363
Japfa, Ltd.	38,500	11,131
Kenon Holdings, Ltd.	787	11,455
Keppel Infrastructure Trust	157,190	46,984
Metro Holdings, Ltd.	31,600	14,678
Midas Holdings, Ltd. (A)(C)	86,000	9,875
NetLink NBN Trust	103,600	65,790
OM Holdings, Ltd.	10,791	1,890
OUE, Ltd.	11,100	7,736
Oxley Holdings, Ltd.	24,700	3,553
Raffles Medical Group, Ltd.	34,841	18,894
Riverstone Holdings, Ltd.	15,700	10,805
SBS Transit, Ltd.	5,000	9,427
Sembcorp Industries, Ltd.	31,800	34,909
Sembcorp Marine, Ltd. (A)	12,200	5,805
Sheng Siong Group, Ltd.	29,900	24,982
SIA Engineering Company, Ltd.	12,800	15,371
SIIC Environment Holdings, Ltd.	35,800	4,997
Sinarmas Land, Ltd.	94,200	10,116
Singapore Post, Ltd.	66,100	29,697
Singapore Press Holdings, Ltd.	66,000	85,339
Stamford Land Corp., Ltd.	59,000	13,060
StarHub, Ltd.	25,600	23,904
Swiber Holdings, Ltd. (A)(C)	15,000	690
UMS Holdings, Ltd.	14,000	6,073
United Industrial Corp., Ltd.	7,100	10,667
UOB-Kay Hian Holdings, Ltd.	22,407	17,823
Wing Tai Holdings, Ltd.	21,205	23,109
XP Power, Ltd.	824	26,313
Yeo Hiap Seng, Ltd.	1,104	569
Yongnam Holdings, Ltd. (A)	32,625	2,052
		931,114
South Africa - 0.0%
Mediclinic International PLC	1,611	5,335
Petra Diamonds, Ltd. (A)	87,324	1,179
		6,514
Spain - 2.3%
Acciona SA	1,605	169,761
Acerinox SA (A)	7,380	49,674
Alantra Partners SA	1,181	16,859
Almirall SA	2,373	27,447
Amper SA (A)	82,546	12,529
Applus Services SA	6,225	39,428
Atresmedia Corp. de Medios de Comunicacion SA	6,046	16,694

115

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Spain (continued)
Banco de Sabadell SA	4,153	$2,100
Bankia SA	35,192	38,376
Bankinter SA	7,802	28,303
Bolsas y Mercados Espanoles SHMSF SA	4,108	148,668
Caja de Ahorros del Mediterraneo (A)(C)	5,428	0
Cia de Distribucion Integral Logista Holdings SA	1,412	22,666
CIE Automotive SA	2,718	41,581
Construcciones y Auxiliar de Ferrocarriles SA	1,425	44,643
Distribuidora Internacional de Alimentacion SA (A)(B)	275,484	31,511
Ebro Foods SA	3,323	68,057
eDreams ODIGEO SA (A)	4,905	9,998
Elecnor SA	2,026	16,403
Enagas SA	5,830	115,010
Ence Energia y Celulosa SA	6,294	17,187
Ercros SA	5,006	12,457
Euskaltel SA (D)	3,494	25,968
Faes Farma SA	12,329	47,456
Fluidra SA (A)	1,739	16,274
Fomento de Construcciones y Contratas SA	2,181	17,773
Global Dominion Access SA (A)(D)	5,439	14,965
Grupo Catalana Occidente SA	2,346	47,494
Grupo Empresarial San Jose SA (A)	2,194	9,998
Iberpapel Gestion SA	65	1,322
Indra Sistemas SA (A)	4,996	40,682
Laboratorios Farmaceuticos Rovi SA	987	24,234
Liberbank SA	130,927	19,332
Masmovil Ibercom SA (A)	3,141	49,560
Mediaset Espana Comunicacion SA	7,779	28,404
Melia Hotels International SA	6,008	25,299
Miquel y Costas & Miquel SA	1,474	18,532
Neinor Homes SA (A)(D)	948	7,244
Obrascon Huarte Lain SA (A)	14,644	9,246
Pharma Mar SA (A)	13,550	63,801
Promotora de Informaciones SA, Class A (A)	11,711	7,564
Prosegur Cia de Seguridad SA	10,114	25,260
Realia Business SA (A)	17,710	14,578
Sacyr SA	20,852	31,567
Solaria Energia y Medio Ambiente SA (A)	3,480	28,894
Talgo SA (A)(D)	4,711	21,247
Tecnicas Reunidas SA (A)	830	10,513
Tubacex SA	6,252	8,844
Unicaja Banco SA (D)	3,130	1,787
Vidrala SA	854	76,068
Viscofan SA	1,837	100,582
Zardoya Otis SA	7,487	50,349
		1,774,189
Sweden - 3.0%
AcadeMedia AB (D)	3,665	17,929
AddNode Group AB	1,904	28,011
AddTech AB, B Shares	3,734	91,126
AF POYRY AB	4,396	66,859
Alimak Group AB (D)	2,777	24,296
Arjo AB, B Shares	8,195	40,500
Atrium Ljungberg AB, B Shares	2,105	32,783
Attendo AB (D)	5,286	21,663
Avanza Bank Holding AB	4,000	33,004
Beijer Alma AB	2,393	19,814
Beijer Ref AB	1,520	27,295
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Bergman & Beving AB	2,270	$11,514
Betsson AB (A)	5,105	20,057
Bilia AB, A Shares	5,024	30,981
BillerudKorsnas AB	5,849	63,776
BioGaia AB, B Shares	1,083	45,476
Biotage AB	3,574	35,633
Bonava AB, B Shares	3,323	14,223
Bravida Holding AB (D)	6,336	44,428
Bufab AB	1,896	14,466
Bulten AB (B)	717	2,828
Bure Equity AB	2,728	42,387
Byggmax Group AB (A)(B)	5,363	12,628
Catena AB	1,882	54,637
Clas Ohlson AB, B Shares	3,185	23,163
Cloetta AB, B Shares	10,640	25,102
Collector AB (A)(B)	1,870	2,896
Coor Service Management Holding AB (D)	1,376	6,678
Corem Property Group AB, B Shares	3,585	7,081
Dios Fastigheter AB	3,582	23,941
Dometic Group AB (D)	8,411	37,268
Duni AB	2,559	20,313
Dustin Group AB (B)(D)	4,269	20,215
Eastnine AB	1,669	18,371
Enea AB (A)	1,999	25,615
Fagerhult AB	4,609	18,035
FastPartner AB	2,697	19,476
Fingerprint Cards AB, B Shares (A)	26,708	34,687
Granges AB	5,164	25,370
Haldex AB	3,364	8,549
Heba Fastighets AB, Class B	684	5,703
HMS Networks AB	1,433	17,506
Hoist Finance AB (A)(D)	2,083	5,093
Humana AB	2,641	10,319
Inwido AB	3,126	17,757
JM AB	3,363	57,956
Klovern AB, B Shares	34,595	51,091
KNOW IT AB	1,471	19,971
Kungsleden AB	8,561	64,398
Lagercrantz Group AB, B Shares	4,069	47,394
Lindab International AB	5,086	38,889
Loomis AB, B Shares	2,298	46,518
Mekonomen AB (A)	2,150	9,607
Modern Times Group MTG AB, B Shares (A)	1,978	15,335
Momentum Group AB, Class B	2,270	15,474
Mycronic AB	3,734	45,278
Nederman Holding AB	887	9,380
New Wave Group AB, B Shares	4,353	11,873
Nobia AB	6,676	23,694
Nobina AB (D)	4,239	22,906
Nolato AB, B Shares	919	41,439
Nordic Waterproofing Holding AS (D)	2,615	19,621
NP3 Fastigheter AB	1,683	11,812
Nyfosa AB (A)	9,287	46,518
OEM International AB, B Shares	1,040	20,363
Peab AB, Class B	5,776	41,365
Platzer Fastigheter Holding AB, Series B	5,149	36,701
Pricer AB, B Shares	7,930	12,343
Proact IT Group AB	476	4,591
Qliro Group AB (A)	6,110	2,451
Ratos AB, B Shares	14,845	30,540
RaySearch Laboratories AB (A)	2,452	14,063
Recipharm AB, B Shares	1,796	18,165
Resurs Holding AB (D)	6,236	21,168

116

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Samhallsbyggnadsbolaget i Norden AB	33,928	$65,042
SAS AB (A)(B)	22,659	19,881
Scandi Standard AB	4,648	28,074
Scandic Hotels Group AB (D)	3,196	9,510
Sectra AB, B Shares (A)	1,006	37,457
Sensys Gatso Group AB (A)	23,414	2,623
SkiStar AB	3,542	27,125
Systemair AB	901	10,960
The Thule Group AB (D)	5,686	98,107
Troax Group AB	1,308	12,016
VBG Group AB, B Shares	630	7,286
Wihlborgs Fastigheter AB	4,275	59,127
		2,347,564
Switzerland - 6.2%
Allreal Holding AG (A)	841	156,124
ALSO Holding AG (A)	471	74,030
APG SGA SA	136	25,178
Arbonia AG (A)	2,962	23,245
Aryzta AG (A)	42,352	14,954
Ascom Holding AG	2,404	13,294
Autoneum Holding AG (B)	221	13,784
Bachem Holding AG, Class B	55	10,962
Banque Cantonale de Geneve	142	26,427
Banque Cantonale Vaudoise	105	85,954
Belimo Holding AG	27	172,073
Bell Food Group AG (A)	138	36,041
Bellevue Group AG	467	10,926
Berner Kantonalbank AG	285	61,756
BKW AG	1,315	107,082
Bobst Group SA (B)	632	28,558
Bossard Holding AG, Class A	310	35,612
Bucher Industries AG	428	112,810
Burckhardt Compression Holding AG	54	10,766
Burkhalter Holding AG	218	12,437
Calida Holding AG (A)	285	8,243
Carlo Gavazzi Holding AG	38	8,018
Cembra Money Bank AG	1,587	144,707
Clariant AG (A)	3,970	66,078
Coltene Holding AG (A)	198	12,616
Conzzeta AG	74	59,703
Daetwyler Holding AG	381	60,758
DKSH Holding AG	738	36,427
dormakaba Holding AG (A)	140	61,944
Dufry AG (A)	955	29,309
EFG International AG (A)	4,687	26,397
Emmi AG	118	107,317
Energiedienst Holding AG	559	18,341
Evolva Holding SA (A)(B)	72,989	13,449
Feintool International Holding AG	142	5,504
Fenix Outdoor International AG (B)	225	14,161
Ferrexpo PLC	22,757	32,652
Flughafen Zurich AG	804	89,946
Forbo Holding AG	47	56,939
Galenica AG (A)(D)	173	11,804
GAM Holding AG (A)(B)	11,204	20,824
Georg Fischer AG	248	169,219
Gurit Holding AG	22	26,012
Helvetia Holding AG	1,463	124,994
Hiag Immobilien Holding AG	420	40,050
HOCHDORF Holding AG (A)(B)	124	7,409
Huber & Suhner AG	859	53,243
Hypothekarbank Lenzburg AG	3	13,255
Implenia AG	994	34,551
Inficon Holding AG	129	81,964
Interroll Holding AG	38	62,866
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Intershop Holding AG	93	$48,821
IWG PLC	38,584	82,265
Jungfraubahn Holding AG	153	18,922
Kardex AG	299	41,118
Komax Holding AG (B)	221	34,511
Kongsberg Automotive ASA (A)	29,400	4,929
Kudelski SA (A)(B)	2,497	7,917
Landis+Gyr Group AG (A)	160	10,948
LEM Holding SA	19	20,966
Logitech International SA	613	26,253
Luzerner Kantonalbank AG	205	82,551
Metall Zug AG, B Shares	12	19,156
Mobilezone Holding AG (A)	3,642	31,335
Mobimo Holding AG (A)	463	129,656
OC Oerlikon Corp. AG	11,683	92,503
Orascom Development Holding AG (A)	533	4,457
Orell Fuessli Holding AG (B)	92	8,895
Orior AG (A)	425	34,610
Phoenix Mecano AG	38	13,505
Plazza AG, Class A	68	19,528
PSP Swiss Property AG	2,555	319,501
Rieter Holding AG	251	22,638
Romande Energie Holding SA	34	37,005
Schaffner Holding AG	40	5,474
Schmolz + Bickenbach AG (A)(B)	39,436	5,647
Schweiter Technologies AG	48	46,840
SFS Group AG	602	45,008
Siegfried Holding AG (A)	220	88,538
SIG Combibloc Group AG (A)	764	11,415
St. Galler Kantonalbank AG, Class A	125	51,445
Sulzer AG	877	54,596
Sunrise Communications Group AG (A)(D)	1,661	133,133
Swiss Prime Site AG	264	25,695
Swissquote Group Holding SA	588	33,667
TX Group AG	201	14,163
u-blox Holding AG (A)	431	26,260
Valiant Holding AG	867	69,254
Valora Holding AG (A)	193	33,792
VAT Group AG (A)(D)	1,510	205,877
Vaudoise Assurances Holding SA	64	29,626
Vetropack Holding AG	10	26,270
Von Roll Holding AG (A)	7,878	4,483
Vontobel Holding AG	1,798	87,458
VZ Holding AG	161	53,905
Walliser Kantonalbank	203	21,117
Warteck Invest AG (A)	8	16,884
Zehnder Group AG	615	23,259
Zug Estates Holding AG, B Shares	16	31,593
Zuger Kantonalbank AG	9	58,255
		4,846,357
Taiwan - 0.0%
Ya Hsin Industrial Company, Ltd. (A)(C)	138,000	0
United Kingdom - 13.1%
4imprint Group PLC	1,523	35,842
A.G. Barr PLC	4,718	28,182
AA PLC	34,743	7,290
Afren PLC (A)(C)	55,554	0
Aggreko PLC	12,621	75,430
Alliance Pharma PLC	8,718	6,950
Anglo Pacific Group PLC	12,147	17,026
Anglo-Eastern Plantations PLC	1,225	7,021
Arrow Global Group PLC	6,931	9,078
Ashmore Group PLC	15,764	69,413
ASOS PLC (A)	623	9,167

117

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Avon Rubber PLC	2,322	$65,962
B&M European Value Retail SA	19,821	67,316
Babcock International Group PLC	19,872	93,786
Balfour Beatty PLC	34,581	91,765
Beazley PLC	22,416	108,128
Bellway PLC	5,716	151,428
Biffa PLC (D)	2,047	4,488
Bodycote PLC	9,417	65,926
boohoo Group PLC (A)	35,178	82,748
Braemar Shipping Services PLC	1,328	1,654
Brewin Dolphin Holdings PLC	15,066	40,902
Britvic PLC	13,590	117,782
Cairn Energy PLC (A)	28,458	26,976
Capita PLC (A)	17,050	6,899
Capital & Counties Properties PLC	29,159	59,358
Card Factory PLC	14,688	5,892
CareTech Holdings PLC	4,102	19,304
Carillion PLC (A)(C)	35,521	4,231
Central Asia Metals PLC	1,507	2,845
Chemring Group PLC	13,921	34,579
Chesnara PLC	5,125	18,281
Cineworld Group PLC	27,060	16,499
Circassia Pharmaceuticals PLC (A)	9,034	1,842
Clarkson PLC	1,348	38,287
Close Brothers Group PLC	7,194	100,029
CLS Holdings PLC	10,759	25,828
CMC Markets PLC (D)	7,009	15,420
Computacenter PLC	3,268	57,938
Concentric AB	3,084	29,926
ConvaTec Group PLC (D)	45,125	103,753
Costain Group PLC	4,797	2,044
Countryside Properties PLC (D)	20,199	71,087
Countrywide PLC (A)	469	272
Cranswick PLC	2,698	123,510
Crest Nicholson Holdings PLC	16,969	36,639
CVS Group PLC	980	10,023
Daejan Holdings PLC	569	55,155
Daily Mail & General Trust PLC, Class A	9,763	81,302
Dart Group PLC	2,992	20,198
De La Rue PLC	6,976	4,997
Debenhams PLC (A)(C)	76,182	0
Devro PLC	12,253	24,688
DFS Furniture PLC	12,509	17,782
Dialight PLC (A)	105	288
Dialog Semiconductor PLC (A)	5,144	133,708
Dignity PLC	3,439	11,958
Diploma PLC	12,001	240,285
DiscoverIE Group PLC	5,627	34,026
Dixons Carphone PLC	33,522	32,137
Domino's Pizza Group PLC	21,324	74,662
Drax Group PLC	21,413	40,496
Dunelm Group PLC	5,863	50,781
Electrocomponents PLC	24,912	158,606
Elementis PLC	35,393	21,683
EMIS Group PLC	1,913	24,568
EnQuest PLC (A)	109,392	10,339
Equiniti Group PLC (D)	10,616	22,887
Essentra PLC	14,966	48,445
Euromoney Institutional Investor PLC	4,334	43,514
FDM Group Holdings PLC	3,208	29,118
Fevertree Drinks PLC	3,631	54,149
Firstgroup PLC (A)	89,684	55,215
Forterra PLC (D)	6,408	13,922
Foxtons Group PLC (A)	23,551	11,742
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Frasers Group PLC (A)	10,048	$22,640
Fuller Smith & Turner PLC, Class A	1,525	12,721
G4S PLC	73,635	83,753
Galliford Try Holdings PLC	5,675	9,107
Games Workshop Group PLC	2,802	148,827
Gamesys Group PLC (A)	3,107	28,086
Gamma Communications PLC	597	7,303
Gem Diamonds, Ltd. (A)	12,666	4,400
Genus PLC	561	22,669
GoCo Group PLC	23,140	17,507
Grainger PLC	32,768	104,279
Greggs PLC	6,454	128,435
Gulf Keystone Petroleum, Ltd.	7,420	6,198
Halfords Group PLC	15,547	13,449
Hastings Group Holdings PLC (D)	4,335	9,987
Hays PLC	77,290	110,085
Headlam Group PLC	6,602	25,586
Helical PLC	8,263	35,246
Henry Boot PLC	5,301	12,997
Hill & Smith Holdings PLC	4,882	57,374
Hilton Food Group PLC	1,880	25,068
Hollywood Bowl Group PLC	8,153	14,821
HomeServe PLC	884	11,515
Horizon Discovery Group PLC (A)	5,948	7,698
Howden Joinery Group PLC	36,031	226,659
Hunting PLC	8,331	17,761
Huntsworth PLC	20,713	27,568
Hurricane Energy PLC (A)	21,839	2,865
Hyve Group PLC	37,385	9,140
Ibstock PLC (D)	19,043	35,757
IG Group Holdings PLC	17,144	147,102
IMI PLC	13,430	123,980
Inchcape PLC	23,434	125,063
Indivior PLC (A)	37,592	21,320
Intermediate Capital Group PLC	3,867	42,681
International Personal Finance PLC	12,526	11,759
iomart Group PLC	2,265	7,669
IP Group PLC (A)	19,905	12,155
J.D. Wetherspoon PLC	3,666	40,064
James Fisher & Sons PLC	4,181	64,736
James Halstead PLC	2,706	16,143
John Laing Group PLC (D)	9,818	40,911
John Menzies PLC	7,323	6,950
John Wood Group PLC	29,391	55,927
Johnson Service Group PLC	7,514	9,556
Jupiter Fund Management PLC	22,824	55,961
Just Group PLC (A)	29,360	19,402
Kainos Group PLC	4,099	33,084
KAZ Minerals PLC	11,463	49,711
Keller Group PLC	4,206	27,601
Kier Group PLC (A)(B)	12,017	11,146
Kin & Carta PLC	3,492	2,616
Lancashire Holdings, Ltd.	9,054	69,319
Lookers PLC	22,449	4,405
Low & Bonar PLC (A)	44,351	3,789
LSL Property Services PLC	6,404	13,141
M&C Saatchi PLC	253	100
Man Group PLC	80,474	123,153
Marshalls PLC	12,527	91,091
Marston's PLC	37,566	19,004
McBride PLC (A)	14,770	10,415
McCarthy & Stone PLC (D)	19,899	15,775
Mears Group PLC	8,289	13,690
Meggitt PLC	9,312	33,473
Metro Bank PLC (A)	674	757

118

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Mitchells & Butlers PLC (A)	12,079	$27,013
Mitie Group PLC	21,415	17,209
MJ Gleeson PLC	2,770	18,397
Moneysupermarket.com Group PLC	30,606	113,734
Morgan Advanced Materials PLC	14,263	32,545
Morgan Sindall Group PLC	2,826	41,648
N. Brown Group PLC	9,633	1,724
Naked Wines PLC	3,126	9,692
National Express Group PLC	23,513	59,536
NCC Group PLC	13,335	27,301
Next Fifteen Communications Group PLC	2,559	9,351
Non-Standard Finance PLC (D)	12,541	1,616
On the Beach Group PLC (D)	5,451	14,729
OneSavings Bank PLC	13,146	40,969
Oxford Instruments PLC	4,212	65,105
Pagegroup PLC	14,252	63,985
Pan African Resources PLC	85,815	10,090
Paragon Banking Group PLC	16,092	65,818
PayPoint PLC	2,581	17,081
Pendragon PLC	102,667	8,123
Pennon Group PLC	22,187	296,666
Petrofac, Ltd.	12,318	29,488
Pets at Home Group PLC	18,331	58,203
Pharos Energy PLC	16,636	2,487
Phoenix Group Holdings PLC	10,868	83,409
Photo-Me International PLC	18,684	9,025
Polar Capital Holdings PLC	1,442	6,783
Polypipe Group PLC	12,035	67,833
Porvair PLC	2,468	15,562
Premier Foods PLC (A)	41,106	12,361
Premier Miton Group PLC	4,273	4,439
Premier Oil PLC (A)(B)	52,556	10,848
Provident Financial PLC	7,268	19,412
PZ Cussons PLC	16,024	37,906
QinetiQ Group PLC	27,714	110,050
Quilter PLC (D)	86,979	126,036
Rank Group PLC	7,303	11,719
Rathbone Brothers PLC	2,988	54,810
Reach PLC	27,680	35,131
Redde Northgate PLC	8,929	15,352
Redrow PLC	24,688	109,439
Renew Holdings PLC	4,150	19,201
Renewi PLC	86,394	24,862
Renishaw PLC	1,380	53,602
Ricardo PLC	2,982	15,009
RM PLC	8,752	14,972
Robert Walters PLC	4,693	17,108
Rotork PLC	41,331	109,353
Royal Mail PLC	8,393	12,938
RPS Group PLC	15,418	6,521
Sabre Insurance Group PLC (D)	839	2,979
Saga PLC	35,682	7,468
Savannah Petroleum PLC (A)	25,207	2,494
Savills PLC	9,220	93,890
Scapa Group PLC	9,781	13,355
SDL PLC	7,019	34,142
Senior PLC	21,835	18,888
Severfield PLC	11,941	9,210
SIG PLC	51,284	14,656
Signature Aviation PLC	44,224	89,863
Smart Metering Systems PLC	1,773	14,631
Softcat PLC	5,177	65,922
Spectris PLC	6,138	184,931
Speedy Hire PLC	24,369	14,670
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Spire Healthcare Group PLC (D)	8,597	$8,374
Spirent Communications PLC	37,163	94,261
Sportech PLC (A)	11,390	2,093
SSP Group PLC	24,866	93,693
St. Modwen Properties PLC	9,201	37,581
Stagecoach Group PLC	27,597	23,632
SThree PLC	8,144	23,186
Stobart Group, Ltd.	19,806	11,729
Stock Spirits Group PLC	6,082	12,107
Stolt-Nielsen, Ltd.	2,414	19,619
Studio Retail Group PLC (A)	8,139	15,168
STV Group PLC	2,685	10,689
Superdry PLC	3,110	4,109
Synthomer PLC	15,208	45,769
TalkTalk Telecom Group PLC	31,116	32,554
Tate & Lyle PLC	29,819	242,602
Ted Baker PLC	1,843	2,362
Telecom Plus PLC	5,429	83,331
Telit Communications PLC (A)	5,999	6,763
The Go-Ahead Group PLC	3,096	31,354
The Gym Group PLC (D)	3,234	5,613
The Restaurant Group PLC	8,885	4,575
The Vitec Group PLC	2,842	22,651
The Weir Group PLC	78	694
Thomas Cook Group PLC (A)(C)	58,171	0
Topps Tiles PLC	15,591	6,921
TORM PLC (A)	2,744	22,841
TP ICAP PLC	27,270	113,414
Travis Perkins PLC	14,247	154,875
Trifast PLC	7,237	8,458
TT Electronics PLC	14,769	28,137
Tullow Oil PLC (B)	72,437	9,196
U & I Group PLC	12,008	11,815
Ultra Electronics Holdings PLC	3,309	81,867
Urban & Civic PLC	1,526	3,905
Vectura Group PLC	38,720	46,922
Vesuvius PLC	12,719	50,597
Victrex PLC	5,890	142,281
Virgin Money UK PLC (A)	28,550	21,764
Vistry Group PLC	14,705	104,815
Volex PLC	3,136	4,334
Vp PLC	637	4,964
Watkin Jones PLC	6,905	13,202
WH Smith PLC	5,673	79,682
William Hill PLC	45,198	37,469
Wilmington PLC	8,076	11,471
Wincanton PLC	10,534	32,329
Xaar PLC (A)	5,629	1,428
Zeal Network SE (A)	349	8,803
		10,287,836
United States - 0.4%
Alacer Gold Corp. (A)	21,191	68,363
Argonaut Gold, Inc. (A)	12,132	9,310
Burford Capital, Ltd.	2,002	10,275
Energy Fuels, Inc. (A)(B)	730	856
Invesque, Inc.	2,000	6,320
Kingsway Financial Services, Inc. (A)	425	842
Primo Water Corp.	6,607	59,953
PureTech Health PLC (A)	5,400	15,937
REC Silicon ASA (A)(B)	13,597	3,661
Reliance Worldwide Corp., Ltd.	24,142	38,598
Samsonite International SA (D)	32,400	30,337
Sims, Ltd.	9,104	33,872

119

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Sundance Energy, Inc. (A)	330	$749
		279,073
TOTAL COMMON STOCKS (Cost $111,213,181)		$76,825,301
PREFERRED SECURITIES - 0.3%
Germany - 0.3%
Biotest AG	486	9,551
Draegerwerk AG & Company KGaA	721	69,341
FUCHS PETROLUB SE	2,006	71,555
Jungheinrich AG	2,134	32,474
Sixt SE	838	32,629
STO SE & Company KGaA	124	11,283
Villeroy & Boch AG	625	6,975
		233,808
TOTAL PREFERRED SECURITIES (Cost $271,147)		$233,808
SHORT-TERM INVESTMENTS - 8.6%
Short-term funds - 8.6%
John Hancock Collateral Trust, 1.1260% (E)(F)	676,782	6,766,133
TOTAL SHORT-TERM INVESTMENTS (Cost $6,771,648)		$6,766,133
Total Investments (International Small Company Trust) (Cost $118,255,976) - 106.5%		$83,825,242
Other assets and liabilities, net - (6.5%)		(5,106,231)
TOTAL NET ASSETS - 100.0%		$78,719,011
International Small Company Trust (continued)
Security Abbreviations and Legend
CVR	Contingent Value Right
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-20. The value of securities on loan amounted to $6,150,081.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	The rate shown is the annualized seven-day yield as of 3-31-20.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	12	Long	Jun 2020	$865,896	$938,520	$72,624
						$72,624
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Investment Quality Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 71.5%
U.S. Government – 26.1%
U.S. Treasury Bonds
2.250%, 08/15/2046	$975,000	$1,173,656
2.500%, 02/15/2045 (A)	1,204,000	1,503,636
2.500%, 02/15/2046	648,000	814,506
2.875%, 05/15/2043	1,170,000	1,541,749
3.000%, 11/15/2044 to 02/15/2048	2,888,000	3,996,151
3.000%, 11/15/2045 (A)	3,372,000	4,613,581
3.125%, 08/15/2044 to 05/15/2048	7,895,000	10,976,522
3.625%, 08/15/2043	680,000	1,002,681
3.750%, 11/15/2043 (A)	3,789,000	5,697,117
4.375%, 11/15/2039 (A)	2,205,000	3,488,810
5.375%, 02/15/2031	3,000	4,461
U.S. Treasury Inflation Protected Securities
0.375%, 01/15/2027	1,356,119	1,388,997
0.500%, 01/15/2028	397,366	414,341
0.625%, 01/15/2026 (A)	2,008,268	2,075,144
0.875%, 01/15/2029	1,353,527	1,471,979
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Inflation Protected Securities (continued)
1.000%, 02/15/2048 to 02/15/2049	$772,880	$956,067
U.S. Treasury Notes
1.375%, 10/15/2022 (A)	810,000	832,813
2.000%, 06/30/2024 to 02/15/2025 (A)	10,887,000	11,704,729
2.250%, 08/15/2027	950,000	1,066,375
2.625%, 02/15/2029	4,335,000	5,068,902
2.750%, 02/15/2024	66,000	72,164
2.875%, 08/15/2028	2,090,000	2,472,241
		62,336,622
U.S. Government Agency – 45.4%
Federal Home Loan Mortgage Corp.
3.000%, 12/01/2046 to 06/01/2049	3,930,955	4,125,716
3.500%, 03/01/2048 to 06/01/2048	3,976,710	4,209,481
5.000%, 12/01/2034	146,476	162,473
6.500%, 04/01/2029 to 08/01/2034	9,914	11,520
7.500%, 12/01/2025 to 05/01/2028	3,417	3,800

120

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association
2.500%, TBA (B)		$16,180,000	$16,759,320
2.500%, 07/01/2030 to 04/01/2045		1,497,074	1,560,888
2.660%, 03/01/2027		815,000	880,885
2.720%, 03/01/2027		738,976	799,901
3.000%, TBA (B)		14,100,000	14,771,060
3.500%, 06/01/2046 to 05/01/2048		10,212,524	10,838,454
4.000%, TBA (B)		5,800,000	6,191,093
4.500%, TBA (B)		3,300,000	3,548,565
5.000%, TBA (B)		1,800,000	1,942,601
Government National Mortgage Association
2.500%, TBA (B)		15,400,000	16,100,059
3.000%, TBA (B)		11,500,000	12,163,168
3.500%, TBA (B)		5,400,000	5,696,483
4.000%, 11/15/2040 to 07/20/2049		3,284,503	3,485,409
4.500%, TBA (B)		4,600,000	4,877,363
6.000%, 08/15/2032 to 04/15/2035		61,439	70,027
6.500%, 06/15/2028 to 02/15/2035		25,188	28,090
7.000%, 11/15/2031 to 11/15/2033		139,821	156,826
			108,383,182
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $158,166,729)			$170,719,804
FOREIGN GOVERNMENT OBLIGATIONS – 1.3%
Argentina – 0.0%
Republic of Argentina 5.250%, 01/15/2028	EUR	135,000	34,543
Canada – 0.0%
City of Quebec 2.000%, 07/07/2020	CAD	85,000	60,584
Chile – 0.1%
Republic of Chile 2.550%, 01/27/2032		$265,000	264,735
Dominican Republic – 0.2%
Government of Dominican Republic 6.400%, 06/05/2049 (C)		425,000	374,000
Egypt – 0.2%
Arab Republic of Egypt 16.100%, 05/07/2029	EGP	6,145,000	432,719
Ghana – 0.2%
Republic of Ghana
6.375%, 02/11/2027 (C)		$200,000	146,500
7.625%, 05/16/2029		265,000	189,599
			336,099
Hungary – 0.0%
Republic of Hungary 6.375%, 03/29/2021		86,000	89,140
Panama – 0.1%
Republic of Panama 4.500%, 04/01/2056		200,000	216,500
Romania – 0.2%
Government of Romania
4.625%, 04/03/2049	EUR	317,000	369,206
6.125%, 01/22/2044		$94,000	108,025
			477,231
Senegal – 0.1%
Republic of Senegal 6.250%, 05/23/2033		255,000	228,142
Tunisia – 0.1%
Banque Centrale de Tunisie 6.750%, 10/31/2023 (C)	EUR	190,000	189,166
Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
United Arab Emirates – 0.1%
Abu Dhabi Government 3.125%, 09/30/2049 (C)		$330,000	$306,900
Uruguay – 0.0%
Republic of Uruguay 4.975%, 04/20/2055		25,000	28,313
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $3,427,791)			$3,038,072
CORPORATE BONDS – 34.8%
Communication services – 4.7%
AT&T, Inc.
2.800%, 02/17/2021 (D)		250,000	251,107
2.950%, 07/15/2026		280,000	275,439
3.800%, 02/15/2027		5,000	5,195
3.825%, 11/25/2020	CAD	300,000	214,108
3.875%, 01/15/2026		$70,000	71,859
4.125%, 02/17/2026		255,000	272,072
4.300%, 02/15/2030		130,000	139,922
4.350%, 03/01/2029 to 06/15/2045		460,000	491,301
AT&T, Inc. (3 month LIBOR + 0.750%) 2.330%, 06/01/2021 (E)		45,000	43,698
CCO Holdings LLC 4.500%, 08/15/2030 (C)		13,000	12,740
Charter Communications Operating LLC
4.800%, 03/01/2050		85,000	88,564
4.908%, 07/23/2025		30,000	32,318
5.125%, 07/01/2049		75,000	79,779
5.750%, 04/01/2048		125,000	141,904
6.484%, 10/23/2045		25,000	30,565
6.834%, 10/23/2055		40,000	47,379
Comcast Cable Communications LLC 8.500%, 05/01/2027		96,000	130,375
Comcast Corp.
3.200%, 07/15/2036		55,000	58,063
3.250%, 11/01/2039		255,000	269,108
3.400%, 04/01/2030 to 07/15/2046		85,000	92,049
4.049%, 11/01/2052		45,000	53,632
4.250%, 10/15/2030		40,000	46,898
4.600%, 10/15/2038		115,000	143,277
4.650%, 07/15/2042		35,000	44,498
4.700%, 10/15/2048		60,000	77,572
4.750%, 03/01/2044		20,000	25,277
4.950%, 10/15/2058		120,000	165,727
Cox Communications, Inc.
3.150%, 08/15/2024 (C)		601,000	614,587
4.800%, 02/01/2035 (C)		30,000	32,607
Discovery Communications LLC
3.800%, 03/13/2024		80,000	79,519
3.950%, 06/15/2025		12,000	11,713
5.000%, 09/20/2037		25,000	24,755
5.300%, 05/15/2049		100,000	101,294
6.350%, 06/01/2040		175,000	202,497
DISH DBS Corp. 6.750%, 06/01/2021		66,000	66,924
Lamar Media Corp. 3.750%, 02/15/2028 (C)		10,000	9,374
SoftBank Group Corp. (6.000% to 7-19-23, then 5 Year ICE Swap Rate + 4.226%) 07/19/2023 (F)		600,000	453,600
Sprint Corp. 7.125%, 06/15/2024		85,000	93,392
Sprint Spectrum Company LLC 5.152%, 03/20/2028 (C)		295,000	314,175
Telecom Italia Capital SA
6.000%, 09/30/2034		15,000	14,850

121

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Telecom Italia Capital SA (continued)
7.721%, 06/04/2038		$25,000	$26,430
Telefonica Celular del Paraguay SA 5.875%, 04/15/2027 (C)		400,000	360,766
Telefonica Emisiones SA
5.520%, 03/01/2049		230,000	269,894
7.045%, 06/20/2036		170,000	202,731
Tencent Holdings, Ltd.
3.595%, 01/19/2028 (C)		200,000	211,694
3.975%, 04/11/2029 (C)		400,000	443,069
Time Warner Cable LLC
4.500%, 09/15/2042		415,000	390,108
5.875%, 11/15/2040		195,000	205,481
6.550%, 05/01/2037		80,000	89,826
T-Mobile USA, Inc. 6.500%, 01/15/2026		625,000	656,250
Verizon Communications, Inc.
3.150%, 03/22/2030 (D)		135,000	145,176
3.875%, 02/08/2029		135,000	151,111
4.000%, 03/22/2050		55,000	65,274
4.016%, 12/03/2029		180,000	202,937
4.272%, 01/15/2036		160,000	186,922
4.400%, 11/01/2034		225,000	263,418
4.500%, 08/10/2033		55,000	66,207
4.672%, 03/15/2055		180,000	229,273
4.812%, 03/15/2039		120,000	147,880
5.012%, 08/21/2054		165,000	225,725
5.250%, 03/16/2037		70,000	89,539
Verizon Communications, Inc. (3 month LIBOR + 0.550%) 2.233%, 05/22/2020 (E)		55,000	54,992
ViacomCBS, Inc.
4.250%, 09/01/2023		185,000	188,643
4.950%, 01/15/2031		680,000	673,117
Videotron, Ltd. 5.375%, 06/15/2024 (C)		40,000	40,188
Vodafone Group PLC
4.250%, 09/17/2050		90,000	91,653
6.150%, 02/27/2037		230,000	266,995
WMG Acquisition Corp.
4.875%, 11/01/2024 (C)		65,000	63,375
5.000%, 08/01/2023 (C)		10,000	9,925
			11,342,312
Consumer discretionary – 1.8%
Alibaba Group Holding, Ltd.
3.400%, 12/06/2027		235,000	246,558
4.200%, 12/06/2047		200,000	244,191
Amazon.com, Inc. 3.875%, 08/22/2037		260,000	311,613
AutoZone, Inc.
3.625%, 04/15/2025		210,000	212,914
4.000%, 04/15/2030		320,000	326,578
Ford Motor Company 5.291%, 12/08/2046		30,000	16,929
General Motors Company
5.200%, 04/01/2045		125,000	99,075
6.250%, 10/02/2043		30,000	23,825
General Motors Financial of Canada, Ltd. 3.080%, 05/22/2020	CAD	150,000	105,594
Hanesbrands, Inc. 4.875%, 05/15/2026 (C)(D)		$50,000	49,125
Hilton Domestic Operating Company, Inc. 4.250%, 09/01/2024		426,000	398,310
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Las Vegas Sands Corp. 3.500%, 08/18/2026	$120,000	$109,786
Lennar Corp. 4.750%, 11/29/2027	25,000	24,938
Lithia Motors, Inc. 4.625%, 12/15/2027 (C)	30,000	27,003
Lowe's Companies, Inc.
3.375%, 09/15/2025	370,000	369,747
3.700%, 04/15/2046	15,000	13,899
4.550%, 04/05/2049	125,000	138,328
McDonald's Corp.
3.350%, 04/01/2023	180,000	185,944
3.625%, 09/01/2049	150,000	151,967
4.200%, 04/01/2050	10,000	11,079
PulteGroup, Inc. 5.500%, 03/01/2026	615,000	606,430
Service Corp. International 5.125%, 06/01/2029	486,000	495,720
Starbucks Corp. 3.350%, 03/12/2050	35,000	31,964
The Home Depot, Inc. 2.500%, 04/15/2027	105,000	106,047
The William Carter Company 5.625%, 03/15/2027 (C)	15,000	14,378
Toll Brothers Finance Corp. 4.875%, 11/15/2025 (D)	50,000	47,500
Wynn Las Vegas LLC 5.250%, 05/15/2027 (C)	30,000	27,150
		4,396,592
Consumer staples – 2.2%
Alimentation Couche-Tard, Inc.
2.950%, 01/25/2030 (C)	50,000	46,477
3.800%, 01/25/2050 (C)	110,000	96,590
Altria Group, Inc.
2.625%, 09/16/2026	80,000	76,400
3.875%, 09/16/2046	70,000	63,271
4.400%, 02/14/2026	100,000	103,555
4.800%, 02/14/2029	80,000	83,706
5.375%, 01/31/2044 (D)	185,000	205,206
5.800%, 02/14/2039	30,000	32,873
5.950%, 02/14/2049	90,000	104,713
Anheuser-Busch InBev Worldwide, Inc.
3.750%, 07/15/2042	299,000	283,189
4.600%, 04/15/2048	145,000	153,602
4.750%, 04/15/2058	155,000	159,203
5.450%, 01/23/2039	668,000	777,666
Archer-Daniels-Midland Company 3.250%, 03/27/2030	110,000	116,529
BAT Capital Corp.
2.789%, 09/06/2024	250,000	246,073
4.390%, 08/15/2037	70,000	64,856
4.700%, 04/02/2027	125,000	127,472
4.906%, 04/02/2030	270,000	276,962
Conagra Brands, Inc.
4.300%, 05/01/2024	95,000	98,637
4.600%, 11/01/2025	30,000	31,763
Conagra Brands, Inc. (3 month LIBOR + 0.750%) 2.552%, 10/22/2020 (E)	16,000	15,831
Constellation Brands, Inc. 2.650%, 11/07/2022	155,000	148,125
Kernel Holding SA 6.500%, 10/17/2024	200,000	150,627
Kraft Heinz Foods Company 3.000%, 06/01/2026	155,000	150,622

122

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Minerva Luxembourg SA 6.500%, 09/20/2026		$255,000	$232,156
Molson Coors Brewing Company 3.000%, 07/15/2026		270,000	253,617
NBM US Holdings, Inc. 7.000%, 05/14/2026 (C)		420,000	381,150
PepsiCo, Inc.
2.625%, 03/19/2027 (D)		80,000	83,575
3.625%, 03/19/2050		455,000	539,950
Sysco Corp. 5.950%, 04/01/2030		145,000	152,683
			5,257,079
Energy – 1.4%
Apache Corp.
4.750%, 04/15/2043		45,000	19,928
5.350%, 07/01/2049		10,000	5,035
Canadian Natural Resources, Ltd.
2.050%, 06/01/2020	CAD	50,000	35,327
2.890%, 08/14/2020		105,000	73,909
DCP Midstream Operating LP
4.950%, 04/01/2022		$20,000	16,400
5.600%, 04/01/2044		30,000	13,280
Energy Transfer Operating LP
3.750%, 05/15/2030		105,000	82,241
4.500%, 04/15/2024		100,000	89,203
4.950%, 06/15/2028		150,000	124,184
5.000%, 05/15/2050		40,000	30,877
5.250%, 04/15/2029		225,000	190,527
6.125%, 12/15/2045		305,000	253,256
6.250%, 04/15/2049		65,000	55,010
Exxon Mobil Corp.
4.227%, 03/19/2040		245,000	283,745
4.327%, 03/19/2050		190,000	232,501
Halliburton Company 2.920%, 03/01/2030		120,000	93,600
Hess Corp.
7.125%, 03/15/2033		58,000	46,659
7.300%, 08/15/2031		100,000	85,663
MPLX LP
4.250%, 12/01/2027 (C)		160,000	138,419
4.700%, 04/15/2048 (D)		130,000	100,637
5.200%, 03/01/2047		40,000	31,917
5.200%, 12/01/2047 (C)		40,000	33,482
5.500%, 02/15/2049		15,000	12,664
6.250%, 10/15/2022 (C)		15,000	13,500
MPLX LP (3 month LIBOR + 0.900%) 1.899%, 09/09/2021 (E)		10,000	9,449
Occidental Petroleum Corp. (3 month LIBOR + 0.950%) 2.684%, 02/08/2021 (E)		10,000	7,925
Petroleos Mexicanos
6.750%, 09/21/2047		172,000	109,975
6.840%, 01/23/2030 (C)		120,000	86,822
7.690%, 01/23/2050 (C)		50,000	34,750
QEP Resources, Inc. 5.375%, 10/01/2022		40,000	18,800
Rockies Express Pipeline LLC
3.600%, 05/15/2025 (C)		150,000	103,668
4.800%, 05/15/2030 (C)		150,000	89,838
SM Energy Company 6.125%, 11/15/2022		35,000	14,809
Texas Eastern Transmission LP 2.800%, 10/15/2022 (C)		50,000	49,107
The Williams Companies, Inc.
4.900%, 01/15/2045		8,000	7,006
Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
The Williams Companies, Inc. (continued)
5.100%, 09/15/2045		$25,000	$23,748
5.800%, 11/15/2043		30,000	29,548
6.300%, 04/15/2040		27,000	27,253
TransCanada PipeLines, Ltd. 4.625%, 03/01/2034		130,000	123,531
Tullow Oil PLC 7.000%, 03/01/2025 (C)		200,000	50,000
Valero Energy Corp. 4.000%, 04/01/2029		265,000	258,633
Western Midstream Operating LP
4.500%, 03/01/2028		15,000	7,278
4.750%, 08/15/2028		140,000	66,650
5.500%, 08/15/2048		15,000	5,705
WPX Energy, Inc. 5.250%, 09/15/2024		45,000	27,450
YPF SA 16.500%, 05/09/2022 (C)	ARS	6,797,946	57,079
			3,270,988
Financials – 11.7%
Aon Corp. 2.200%, 11/15/2022		$185,000	184,094
Asian Development Bank 3.000%, 01/17/2023	NZD	1,935,000	1,217,646
Bank of America Corp. 7.750%, 05/14/2038		$300,000	446,817
Bank of America Corp. (2.456% to 10-22-24, then 3 month LIBOR + 0.870%) 10/22/2025		270,000	272,284
Bank of America Corp. (3 month LIBOR + 0.650%) 2.083%, 10/01/2021 (E)		40,000	39,099
Bank of America Corp. (3.124% to 1-20-22, then 3 month LIBOR + 1.160%) 01/20/2023		35,000	35,609
Bank of America Corp. (3.194% to 7-23-29, then 3 month LIBOR + 1.180%) 07/23/2030		125,000	127,646
Bank of America Corp. (3.366% to 1-23-25, then 3 month LIBOR + 0.810%) 01/23/2026		740,000	769,425
Bank of America Corp. (3.705% to 4-24-27, then 3 month LIBOR + 1.512%) 04/24/2028		755,000	789,481
Bank of America Corp. (3.974% to 2-7-29, then 3 month LIBOR + 1.210%) 02/07/2030		215,000	232,154
Bank of America Corp. (4.083% to 3-20-50, then 3 month LIBOR + 3.150%) 03/20/2051		640,000	726,511
BNG Bank NV 1.900%, 11/26/2025	AUD	910,000	582,979
Capital One Financial Corp. 3.900%, 01/29/2024		$205,000	205,577
Citigroup, Inc.
3.200%, 10/21/2026		225,000	233,040
4.450%, 09/29/2027		45,000	47,185
Citigroup, Inc. (2.312% to 11-4-21, then SOFR + 0.867%) 11/04/2022		485,000	482,137
Citigroup, Inc. (3.352% to 4-24-24, then 3 month LIBOR + 0.897%) 04/24/2025		385,000	396,432
Citigroup, Inc. (3.520% to 10-27-27, then 3 month LIBOR + 1.151%) 10/27/2028		125,000	125,163

123

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Citigroup, Inc. (3.980% to 3-20-29, then 3 month LIBOR + 1.338%) 03/20/2030		$520,000	$555,884
Citigroup, Inc. (4.075% to 4-23-28, then 3 month LIBOR + 1.192%) 04/23/2029		220,000	233,321
Citigroup, Inc. (4.412% to 3-31-30, then SOFR + 3.914%) 03/31/2031		230,000	253,064
Credit Suisse Group AG (6.250% to 12-18-24, then 5 Year U.S. Swap Rate + 3.455%) 12/18/2024 (F)		475,000	437,594
DAE Funding LLC
4.500%, 08/01/2022 (C)		5,000	4,638
5.000%, 08/01/2024 (C)		5,000	4,525
Danske Bank A/S
5.000%, 01/12/2022 (C)		225,000	230,370
5.375%, 01/12/2024 (C)(D)		235,000	247,377
Fifth Third Bancorp 2.375%, 01/28/2025		205,000	199,658
Genworth Holdings, Inc. 4.900%, 08/15/2023 (D)		50,000	43,000
GTP Acquisition Partners I LLC 3.482%, 06/16/2025 (C)		730,000	734,181
HSBC Holdings PLC 2.950%, 05/25/2021		200,000	201,262
HSBC Holdings PLC (3.262% to 3-13-22, then 3 month LIBOR + 1.055%) 03/13/2023		240,000	240,350
HSBC Holdings PLC (4.583% to 6-19-28, then 3 month LIBOR + 1.535%) 06/19/2029		200,000	212,878
Industrial & Commercial Bank of China, Ltd. (3 month LIBOR + 0.750%) 2.446%, 05/21/2021 (E)		200,000	200,620
Inter-American Development Bank
2.750%, 10/30/2025	AUD	1,740,000	1,164,326
7.250%, 06/10/2021	MXN	5,530,000	234,760
International Finance Corp. 1.375%, 09/13/2024	CAD	900,000	646,781
JPMorgan Chase & Co. (3.220% to 3-1-24, then 3 month LIBOR + 1.155%) 03/01/2025		$295,000	305,806
JPMorgan Chase & Co. (3.509% to 1-23-28, then 3 month LIBOR + 0.945%) 01/23/2029		285,000	293,690
JPMorgan Chase & Co. (3.702% to 5-6-29, then 3 month LIBOR + 1.160%) 05/06/2030		280,000	300,728
JPMorgan Chase & Co. (3.797% to 7-23-23, then 3 month LIBOR + 0.890%) 07/23/2024		295,000	308,748
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month LIBOR + 1.245%) 01/29/2027		595,000	642,607
JPMorgan Chase & Co. (4.005% to 4-23-28, then 3 month LIBOR + 1.120%) 04/23/2029		225,000	241,797
KeyCorp 2.550%, 10/01/2029		220,000	198,294
Marsh & McLennan Companies, Inc.
3.875%, 03/15/2024		175,000	183,278
4.375%, 03/15/2029		115,000	127,746
4.750%, 03/15/2039		120,000	141,372
Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Massachusetts Mutual Life Insurance Company 3.729%, 10/15/2070 (C)		$49,000	$45,426
Metro Bank PLC (5.500% to 6-26-23, then 5 Year U.K. Treasury + 4.458%) 06/26/2028	GBP	300,000	165,548
MGIC Investment Corp. 5.750%, 08/15/2023		$30,000	27,775
MidAmerican Energy Company
3.150%, 04/15/2050		115,000	116,599
3.650%, 08/01/2048		45,000	48,300
Morgan Stanley
2.500%, 04/21/2021		625,000	624,560
3.125%, 07/27/2026		55,000	56,853
3.625%, 01/20/2027		275,000	290,689
4.000%, 07/23/2025		68,000	72,776
Morgan Stanley (2.699% to 1-22-30, then SOFR + 1.143%) 01/22/2031		305,000	298,462
Morgan Stanley (3.591% to 7-22-27, then 3 month LIBOR + 1.340%) 07/22/2028		530,000	555,483
Morgan Stanley (4.431% to 1-23-29, then 3 month LIBOR + 1.628%) 01/23/2030		160,000	177,827
MSCI, Inc.
4.000%, 11/15/2029 (C)		25,000	24,835
5.375%, 05/15/2027 (C)		565,000	573,475
Navient Corp. 7.250%, 01/25/2022 to 09/25/2023		85,000	83,148
New York Life Global Funding 2.000%, 01/22/2025 (C)(D)		320,000	317,999
Power Finance Corp., Ltd. 3.950%, 04/23/2030 (C)		515,000	432,850
Royal Bank of Canada 2.550%, 07/16/2024		235,000	239,316
Santander Holdings USA, Inc. 3.700%, 03/28/2022		200,000	197,985
State Street Corp. (2.354% to 11-1-24, then SOFR + 0.940%) 11/01/2025		265,000	262,284
State Street Corp. (2.901% to 3-30-25, then SOFR + 2.700%) 03/30/2026 (C)		130,000	133,095
State Street Corp. (3.152% to 3-30-30, then SOFR + 2.650%) 03/30/2031 (C)		25,000	25,616
The Bank of New York Mellon Corp. 2.100%, 10/24/2024		425,000	432,495
The Goldman Sachs Group, Inc.
2.600%, 02/07/2030		180,000	169,121
6.250%, 02/01/2041		90,000	124,582
6.750%, 10/01/2037		165,000	221,897
The Goldman Sachs Group, Inc. (2.905% to 7-24-22, then 3 month LIBOR + 0.990%) 07/24/2023		215,000	216,025
The Goldman Sachs Group, Inc. (3.814% to 4-23-28, then 3 month LIBOR + 1.158%) 04/23/2029		140,000	144,732
The Goldman Sachs Group, Inc. (4.017% to 10-31-37, then 3 month LIBOR + 1.373%) 10/31/2038		235,000	235,983
The Goldman Sachs Group, Inc. (4.223% to 5-1-28, then 3 month LIBOR + 1.301%) 05/01/2029		225,000	240,240
The PNC Financial Services Group, Inc.
2.200%, 11/01/2024		405,000	419,540
2.550%, 01/22/2030		355,000	343,841

124

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The Progressive Corp. 3.200%, 03/26/2030 (D)	$155,000	$168,389
Trade & Development Bank of Mongolia LLC 9.375%, 05/19/2020	400,000	380,000
Truist Bank 2.250%, 03/11/2030	620,000	568,477
UBS Group AG 2.650%, 02/01/2022 (C)	380,000	379,431
UBS Group AG (7.000% to 2-19-25, then 5 Year U.S. Swap Rate + 4.866%) 02/19/2025 (F)	200,000	193,000
UniCredit SpA 6.572%, 01/14/2022 (C)(D)	350,000	356,498
Unum Group
4.000%, 06/15/2029	80,000	76,824
4.500%, 12/15/2049	125,000	96,958
Wells Fargo & Company
2.625%, 07/22/2022	175,000	177,044
3.000%, 04/22/2026 (D)	175,000	180,125
3.000%, 10/23/2026	135,000	138,296
3.069%, 01/24/2023	605,000	614,946
3.750%, 01/24/2024	330,000	349,360
4.400%, 06/14/2046	60,000	67,520
4.900%, 11/17/2045	15,000	17,786
5.606%, 01/15/2044	15,000	18,335
Wells Fargo & Company (2.406% to 10-30-24, then 3 month LIBOR + 0.825%) 10/30/2025	465,000	458,200
Wells Fargo & Company (3.584% to 5-22-27, then 3 month LIBOR + 1.310%) 05/22/2028	325,000	340,321
Wells Fargo & Company (5.013% to 4-4-50, then 3 month LIBOR + 4.240%) 04/04/2051	105,000	133,128
Willis North America, Inc.
2.950%, 09/15/2029	90,000	85,550
3.600%, 05/15/2024	115,000	118,692
4.500%, 09/15/2028	165,000	181,148
		27,921,319
Health care – 3.2%
AbbVie, Inc.
2.950%, 11/21/2026 (C)	305,000	310,751
3.200%, 11/21/2029 (C)	515,000	525,389
4.250%, 11/21/2049 (C)	300,000	323,601
Alcon Finance Corp. 3.000%, 09/23/2029 (C)	200,000	199,127
Allergan Finance LLC 4.625%, 10/01/2042	135,000	168,927
Amgen, Inc.
1.900%, 02/21/2025	65,000	65,418
2.200%, 02/21/2027 (D)	120,000	119,383
2.450%, 02/21/2030	170,000	168,679
2.650%, 05/11/2022	155,000	156,797
3.375%, 02/21/2050 (D)	130,000	135,544
Anthem, Inc.
2.875%, 09/15/2029	160,000	155,775
3.500%, 08/15/2024	165,000	169,322
4.625%, 05/15/2042	130,000	144,597
Bausch Health Companies, Inc.
6.500%, 03/15/2022 (C)	35,000	35,350
7.000%, 03/15/2024 (C)	10,000	10,250
Baxalta, Inc. 3.600%, 06/23/2022	11,000	11,226
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Baxter International, Inc. 3.950%, 04/01/2030 (C)	$55,000	$59,471
Bayer US Finance II LLC 4.250%, 12/15/2025 (C)(D)	260,000	270,105
Becton, Dickinson and Company 3.363%, 06/06/2024	490,000	491,060
Bristol-Myers Squibb Company 3.400%, 07/26/2029 (C)	170,000	186,813
Centene Corp.
3.375%, 02/15/2030 (C)	5,000	4,650
4.250%, 12/15/2027 (C)	10,000	10,019
4.625%, 12/15/2029 (C)	10,000	10,050
Cigna Corp.
2.400%, 03/15/2030	80,000	75,674
4.375%, 10/15/2028	430,000	462,525
CommonSpirit Health 3.347%, 10/01/2029	145,000	136,398
CVS Health Corp.
3.750%, 04/01/2030	125,000	129,336
3.875%, 07/20/2025	179,000	184,951
4.125%, 04/01/2040	135,000	135,711
4.250%, 04/01/2050	30,000	31,189
5.050%, 03/25/2048	185,000	210,087
5.125%, 07/20/2045	170,000	194,929
GlaxoSmithKline Capital, Inc. 3.625%, 05/15/2025 (D)	325,000	350,265
Hill-Rom Holdings, Inc. 4.375%, 09/15/2027 (C)	30,000	29,550
Pfizer, Inc. 2.625%, 04/01/2030	90,000	94,441
Rede D'or Finance Sarl 4.500%, 01/22/2030 (C)(D)	680,000	589,900
Shire Acquisitions Investments Ireland DAC 2.400%, 09/23/2021	205,000	204,233
Teva Pharmaceutical Finance Netherlands III BV 3.150%, 10/01/2026	345,000	290,611
Thermo Fisher Scientific, Inc. 3.000%, 04/15/2023	40,000	41,029
UnitedHealth Group, Inc.
2.375%, 08/15/2024	170,000	174,290
2.875%, 08/15/2029	150,000	158,082
3.500%, 08/15/2039	100,000	107,548
4.750%, 07/15/2045 (D)	50,000	63,752
Zimmer Biomet Holdings, Inc. 3.050%, 01/15/2026	175,000	171,983
		7,568,788
Industrials – 2.6%
Ashtead Capital, Inc. 4.375%, 08/15/2027 (C)	605,000	559,625
Carrier Global Corp.
2.493%, 02/15/2027 (C)	95,000	90,693
2.722%, 02/15/2030 (C)	85,000	78,208
Clean Harbors, Inc.
4.875%, 07/15/2027 (C)	625,000	611,813
5.125%, 07/15/2029 (C)	5,000	4,650
CSX Corp.
2.400%, 02/15/2030 (D)	130,000	128,021
3.250%, 06/01/2027	180,000	184,886
3.350%, 09/15/2049	50,000	47,348
4.300%, 03/01/2048	50,000	54,876
4.500%, 03/15/2049	20,000	23,035
Fluor Corp. 4.250%, 09/15/2028 (D)	245,000	165,290

125

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
HD Supply, Inc. 5.375%, 10/15/2026 (C)	$25,000	$24,303
IHS Markit, Ltd. 4.125%, 08/01/2023	500,000	520,240
Ingersoll Rand Luxembourg Finance SA 4.500%, 03/21/2049	40,000	44,731
Ingersoll-Rand Global Holding Company, Ltd. 2.900%, 02/21/2021	110,000	109,060
International Airport Finance SA 12.000%, 03/15/2033 (C)	330,000	188,100
John Deere Capital Corp.
1.200%, 04/06/2023	80,000	78,320
1.750%, 03/09/2027	90,000	86,590
L3Harris Technologies, Inc.
2.900%, 12/15/2029	290,000	274,012
3.850%, 06/15/2023 (C)	260,000	270,483
Norfolk Southern Corp. 3.400%, 11/01/2049	50,000	48,592
Otis Worldwide Corp. 2.565%, 02/15/2030 (C)	965,000	934,634
Sensata Technologies BV 5.000%, 10/01/2025 (C)	75,000	71,063
Standard Industries, Inc. 5.375%, 11/15/2024 (C)	85,000	81,605
The Boeing Company 3.250%, 02/01/2035	95,000	82,484
Union Pacific Corp.
3.250%, 02/05/2050	175,000	170,042
3.839%, 03/20/2060 (C)	15,000	16,052
4.375%, 09/10/2038	345,000	392,205
United Rentals North America, Inc.
4.000%, 07/15/2030	35,000	31,325
5.500%, 07/15/2025 to 05/15/2027	110,000	107,465
United Technologies Corp.
3.650%, 08/16/2023	14,000	14,720
3.950%, 08/16/2025	185,000	202,417
4.450%, 11/16/2038	155,000	177,618
4.625%, 11/16/2048	35,000	41,418
Waste Management, Inc.
3.200%, 06/15/2026 (D)	155,000	161,314
3.450%, 06/15/2029 (D)	50,000	53,506
4.150%, 07/15/2049	30,000	34,500
		6,165,244
Information technology – 2.7%
Apple, Inc.
2.200%, 09/11/2029	665,000	682,376
3.450%, 02/09/2045	45,000	50,792
4.375%, 05/13/2045	35,000	44,556
Broadcom Corp. 3.875%, 01/15/2027	745,000	710,183
Broadcom, Inc. 4.250%, 04/15/2026 (C)	226,000	229,654
CDK Global, Inc. 5.250%, 05/15/2029 (C)	5,000	5,100
CDW LLC 4.250%, 04/01/2028	20,000	20,100
Entegris, Inc. 4.625%, 02/10/2026 (C)	25,000	23,750
Fair Isaac Corp. 4.000%, 06/15/2028 (C)	28,000	26,880
Fidelity National Information Services, Inc. 4.250%, 05/15/2028	60,000	66,664
Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Fiserv, Inc. 3.200%, 07/01/2026		$205,000	$211,001
Global Payments, Inc. 3.200%, 08/15/2029		80,000	78,154
IBM Corp.
3.000%, 05/15/2024		240,000	250,953
3.500%, 05/15/2029		375,000	409,400
4.250%, 05/15/2049		100,000	121,790
4.700%, 02/19/2046		100,000	116,326
Intel Corp.
2.450%, 11/15/2029		305,000	310,767
3.100%, 02/15/2060		175,000	189,793
Mastercard, Inc. 3.350%, 03/26/2030		60,000	66,673
Microsoft Corp.
3.700%, 08/08/2046		70,000	83,034
3.950%, 08/08/2056		180,000	224,885
Nokia OYJ 6.625%, 05/15/2039		40,000	40,520
NortonLifeLock, Inc. 5.000%, 04/15/2025 (C)		490,000	494,743
NVIDIA Corp. 2.850%, 04/01/2030		195,000	202,671
NXP BV 4.875%, 03/01/2024 (C)		310,000	330,981
Oracle Corp.
2.500%, 04/01/2025		540,000	551,270
3.850%, 04/01/2060		540,000	543,276
4.000%, 11/15/2047		95,000	104,350
Qorvo, Inc. 5.500%, 07/15/2026		20,000	20,905
QUALCOMM, Inc.
4.650%, 05/20/2035 (D)		50,000	63,277
4.800%, 05/20/2045		160,000	213,000
Western Digital Corp. 4.750%, 02/15/2026 (D)		20,000	20,330
			6,508,154
Materials – 1.3%
Alpek SAB de CV 4.250%, 09/18/2029 (C)		200,000	163,104
Anglo American Capital PLC
4.750%, 04/10/2027 (C)		200,000	195,401
4.875%, 05/14/2025 (C)		280,000	271,686
5.625%, 04/01/2030 (C)		200,000	203,033
Ball Corp. 4.000%, 11/15/2023		570,000	574,275
Commercial Metals Company 5.375%, 07/15/2027		20,000	18,400
DuPont de Nemours, Inc. 4.205%, 11/15/2023		340,000	356,752
Ecolab, Inc. 4.800%, 03/24/2030		25,000	28,461
Kaiser Aluminum Corp. 4.625%, 03/01/2028 (C)		20,000	17,750
Methanex Corp. 5.650%, 12/01/2044		45,000	27,247
Metinvest BV 5.625%, 06/17/2025 (C)	EUR	195,000	145,849
Olin Corp. 5.125%, 09/15/2027		$45,000	40,210
Suzano Austria GmbH 5.000%, 01/15/2030		500,000	440,000
Syngenta Finance NV 4.892%, 04/24/2025 (C)		200,000	196,132

126

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
The Chemours Company 5.375%, 05/15/2027	$45,000	$34,418
The Dow Chemical Company 4.800%, 05/15/2049	66,000	68,224
The Sherwin-Williams Company
2.300%, 05/15/2030	85,000	79,854
2.950%, 08/15/2029	160,000	157,076
3.300%, 05/15/2050	60,000	56,227
4.500%, 06/01/2047	55,000	59,760
		3,133,859
Real estate – 0.7%
American Tower Corp. 2.400%, 03/15/2025	135,000	133,021
Crown Castle International Corp. 3.300%, 07/01/2030	150,000	148,769
GLP Capital LP 5.300%, 01/15/2029	130,000	111,176
SBA Tower Trust
2.836%, 01/15/2025 (C)	300,000	289,770
3.168%, 04/11/2022 (C)	530,000	527,009
3.448%, 03/15/2023 (C)	435,000	439,840
VICI Properties LP 4.250%, 12/01/2026 (C)	10,000	9,175
		1,658,760
Utilities – 2.5%
American Water Capital Corp. 4.150%, 06/01/2049	110,000	121,407
AmeriGas Partners LP
5.625%, 05/20/2024	20,000	18,625
5.875%, 08/20/2026	40,000	38,312
Berkshire Hathaway Energy Company 3.250%, 04/15/2028	135,000	139,649
Centrais Eletricas Brasileiras SA 3.625%, 02/04/2025 (C)	200,000	177,652
Cleco Corporate Holdings LLC
3.375%, 09/15/2029 (C)	140,000	139,069
3.743%, 05/01/2026	54,000	52,917
4.973%, 05/01/2046	10,000	9,640
Commonwealth Edison Company
3.650%, 06/15/2046	175,000	185,327
4.000%, 03/01/2048 (D)	45,000	50,569
Dominion Energy Gas Holdings LLC 2.500%, 11/15/2024	260,000	252,626
Dominion Energy South Carolina, Inc. 5.100%, 06/01/2065 (D)	50,000	62,576
Dominion Energy, Inc. 3.375%, 04/01/2030	310,000	306,885
Duke Energy Corp. 2.650%, 09/01/2026	100,000	99,240
Duke Energy Florida LLC 3.400%, 10/01/2046	225,000	232,392
Duke Energy Indiana LLC 3.250%, 10/01/2049	155,000	156,645
Duke Energy Progress LLC 3.700%, 10/15/2046	70,000	75,462
Evergy, Inc.
2.450%, 09/15/2024	90,000	88,301
2.900%, 09/15/2029	225,000	213,144
Exelon Corp.
2.450%, 04/15/2021	50,000	49,525
2.850%, 06/15/2020	250,000	249,973
3.950%, 06/15/2025	300,000	301,371
Florida Power & Light Company 3.990%, 03/01/2049	45,000	50,750
Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Georgia Power Company
2.100%, 07/30/2023		$255,000	$248,669
4.300%, 03/15/2042		200,000	217,409
Hydro One, Inc. 4.400%, 06/01/2020	CAD	55,000	39,209
IPALCO Enterprises, Inc. 3.700%, 09/01/2024		$175,000	181,394
Northern States Power Company 2.900%, 03/01/2050		50,000	49,268
Oglethorpe Power Corp. 5.050%, 10/01/2048		135,000	136,599
Oncor Electric Delivery Company LLC
3.100%, 09/15/2049		45,000	43,713
5.750%, 03/15/2029		70,000	85,382
PacifiCorp 4.150%, 02/15/2050		45,000	50,606
Public Service Electric & Gas Company 3.800%, 03/01/2046		50,000	53,098
Public Service Enterprise Group, Inc. 2.875%, 06/15/2024		220,000	219,301
Puget Energy, Inc. 3.650%, 05/15/2025		250,000	244,479
Sempra Energy
3.400%, 02/01/2028		200,000	200,588
3.800%, 02/01/2038		85,000	79,802
4.000%, 02/01/2048		25,000	23,964
Southern California Edison Company
2.250%, 06/01/2030		210,000	194,894
2.850%, 08/01/2029		150,000	144,705
3.650%, 02/01/2050		130,000	125,180
4.000%, 04/01/2047		72,000	74,944
4.125%, 03/01/2048		38,000	40,570
The AES Corp.
4.500%, 03/15/2023		15,000	14,700
5.125%, 09/01/2027		5,000	5,012
The Connecticut Light & Power Company 4.000%, 04/01/2048		45,000	50,240
The Southern Company
2.950%, 07/01/2023		70,000	70,411
3.250%, 07/01/2026 (D)		180,000	181,542
4.400%, 07/01/2046		5,000	5,227
Union Electric Company 4.000%, 04/01/2048		45,000	50,184
Xcel Energy, Inc. 3.500%, 12/01/2049		85,000	74,900
			5,978,047
TOTAL CORPORATE BONDS (Cost $84,118,660)			$83,201,142
MUNICIPAL BONDS – 1.1%
Chicago Board of Education (Illinois)
6.038%, 12/01/2029		30,000	29,938
6.138%, 12/01/2039		155,000	152,133
6.319%, 11/01/2029		185,000	185,792
Municipal Electric Authority of Georgia 6.637%, 04/01/2057		200,000	261,848
Philadelphia Authority for Industrial Development (Pennsylvania) 6.550%, 10/15/2028		675,000	884,034
State of California
7.300%, 10/01/2039		30,000	46,097
7.350%, 11/01/2039		15,000	23,185
7.550%, 04/01/2039		175,000	283,973
7.600%, 11/01/2040		15,000	24,962

127

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
State of California (continued)
7.625%, 03/01/2040	$20,000	$32,266
State of Illinois, GO
4.950%, 06/01/2023	414,545	418,177
5.000%, 01/01/2023	40,000	42,892
5.563%, 02/01/2021	80,000	82,449
5.947%, 04/01/2022	120,000	128,466
TOTAL MUNICIPAL BONDS (Cost $2,495,579)		$2,596,212
TERM LOANS (G) – 1.4%
Communication services – 0.3%
Clear Channel Outdoor Holdings, Inc., Term Loan B (1 month LIBOR + 3.500%) 4.489%, 08/21/2026	139,300	117,012
CSC Holdings LLC, 2019 Term Loan B5 (1 month LIBOR + 2.500%) 3.112%, 04/15/2027	98,750	94,141
Formula One Management, Ltd., 2018 USD Term Loan (1 month LIBOR + 2.500%) 3.500%, 02/01/2024	131,829	117,046
ION Media Networks, Inc., 2019 Term Loan B (1 month LIBOR + 3.000%) 4.000%, 12/18/2024	204,973	186,526
Sprint Communications, Inc., 1st Lien Term Loan B (1 month LIBOR + 2.500%) 3.500%, 02/02/2024	135,800	134,782
Terrier Media Buyer, Inc., Term Loan B (3 month LIBOR + 4.250%) 5.700%, 12/17/2026	109,725	96,832
		746,339
Consumer discretionary – 0.3%
Adient US LLC, Term Loan B (3 month LIBOR + 4.000%) 5.522%, 05/06/2024	99,250	85,851
APX Group, Inc. 2020 Term Loan (2 month LIBOR + 5.000%) 6.704%, 12/31/2025	197,500	161,456
Bass Pro Group LLC, Term Loan B (1 month LIBOR + 5.000%) 5.989%, 09/25/2024	97,500	81,413
Boyd Gaming Corp., Term Loan B3 (1 week LIBOR + 2.250%) 2.934%, 09/15/2023	70,198	60,392
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B (1 month LIBOR + 2.750%) 3.739%, 12/23/2024	108,786	87,464
Clarios Global LP, USD Term Loan B (1 month LIBOR + 3.500%) 4.441%, 04/30/2026	99,500	90,545
Golden Entertainment, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.000%) 3.960%, 10/21/2024	120,625	90,469
Staples, Inc., 7 Year Term Loan (1 month LIBOR + 5.000%) 6.515%, 04/16/2026	127,412	100,019
		757,609
Consumer staples – 0.2%
Brightview Landscapes LLC, 2018 1st Lien Term Loan B (1 month LIBOR + 2.500%) 3.294%, 08/15/2025	170,518	159,860
Coty, Inc., 2018 USD Term Loan B (1 month LIBOR + 2.250%) 3.255%, 04/07/2025	166,853	131,939
Reynolds Group Holdings, Inc., USD 2017 Term Loan (1 month LIBOR + 2.750%) 3.739%, 02/05/2023	115,444	108,806
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (G) (continued)
Consumer staples (continued)
Sunshine Luxembourg VII Sarl, USD Term Loan B1 (6 month LIBOR + 4.250%) 5.322%, 10/01/2026	$149,625	$133,765
		534,370
Energy – 0.0%
California Resources Corp., Second Out Term Loan (3 month LIBOR + 10.375%) 11.988%, 12/31/2021	110,000	5,185
Foresight Energy LLC, 2017 1st Lien Term Loan 0.000%, 03/28/2022 (H)	121,338	15,774
		20,959
Financials – 0.1%
Asurion LLC, 2018 Term Loan B6 (1 month LIBOR + 3.000%) 3.989%, 11/03/2023	185,391	176,121
Sedgwick Claims Management Services, Inc., 2019 Term Loan B (1 month LIBOR + 4.000%) 4.989%, 09/03/2026	133,988	120,086
		296,207
Health care – 0.2%
Bausch Health Americas, Inc., 2018 Term Loan B (1 month LIBOR + 3.000%) 3.612%, 06/02/2025	82,500	78,066
Change Healthcare Holdings LLC, 2017 Term Loan B (1 month LIBOR + 2.500%) 3.500%, 03/01/2024	112,007	105,287
Endo International PLC, 2017 Term Loan B (1 month LIBOR + 4.250%) 5.250%, 04/29/2024	145,875	130,193
MPH Acquisition Holdings LLC, 2016 Term Loan B (3 month LIBOR + 2.750%) 4.200%, 06/07/2023	97,622	85,989
		399,535
Industrials – 0.2%
AVSC Holding Corp., 2018 1st Lien Term Loan (1 and 3 month LIBOR + 3.250%) 4.888%, 03/03/2025	73,684	46,053
Brand Industrial Services, Inc., 2017 Term Loan (3 month LIBOR + 4.250%) 6.085%, 06/21/2024	194,500	154,596
Ingersoll Rand Company, Ltd., 2020 USD Term Loan (1 month LIBOR + 1.750%) 2.739%, 03/01/2027	124,319	116,238
RBS Global, Inc., 2019 Term Loan B (1 month LIBOR + 1.750%) 2.679%, 08/21/2024	50,146	45,570
TransDigm, Inc., 2020 Term Loan E (1 month LIBOR + 2.250%) 3.239%, 05/30/2025	97,689	88,653
		451,110
Information technology – 0.1%
The Ultimate Software Group, Inc., Term Loan B (1 month LIBOR + 3.750%) 4.739%, 05/04/2026	99,500	92,369
WEX, Inc. Term Loan B3 (1 month LIBOR + 2.250%) 3.239%, 05/15/2026	143,807	123,962
		216,331
TOTAL TERM LOANS (Cost $4,104,357)		$3,422,460

128

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – 18.3%
Commercial and residential – 12.9%
Alternative Loan Trust
Series 2005-27, Class 2A1 (12 month Treasury Average Index + 1.350%), 3.316%, 08/25/2035 (E)	$165,388	$131,284
Series 2005-56, Class 5A1 (1 month LIBOR + 0.320%), 1.267%, 11/25/2035 (E)	79,368	61,244
Series 2005-72, Class A1 (1 month LIBOR + 0.540%), 1.487%, 01/25/2036 (E)	23,860	19,854
Series 2005-7CB, Class 2A8 (1 month LIBOR + 0.450%), 1.397%, 03/01/2038 (E)	145,765	118,279
Series 2006-9T1, Class A1, 5.750%, 05/25/2036	93,543	59,680
American Home Mortgage Assets Trust
Series 2006-3, Class 2A11 (12 month Treasury Average Index + 0.940%), 2.906%, 10/25/2046 (E)	45,559	32,686
Series 2007-2, Class A1 (1 month LIBOR + 0.125%), 1.072%, 03/25/2047 (E)	23,382	16,467
Angel Oak Mortgage Trust Series 2019-3, Class A1 2.930%, 05/25/2059 (C)(I)	643,382	618,635
Angel Oak Mortgage Trust I LLC Series 2019-2, Class A1 3.628%, 03/25/2049 (C)(I)	157,339	158,437
Arroyo Mortgage Trust Series 2019-2, Class A1 3.347%, 04/25/2049 (C)(I)	719,132	683,325
BANK
Series 2017-BNK8, Class XA IO, 0.741%, 11/15/2050	4,475,304	200,502
Series 2019-BN18, Class XA IO, 0.905%, 05/15/2062	1,426,428	90,546
Series 2019-BN20, Class XA IO, 0.841%, 09/15/2062	2,459,909	149,840
Series 2019-BN22, Class XA IO, 0.604%, 11/15/2062	2,457,714	111,107
Series 2019-BN23, Class XA IO, 0.701%, 12/15/2052	1,933,694	102,097
Series 2019-BN24, Class XA IO, 0.768%, 11/15/2062	1,193,962	59,473
BBCMS Mortgage Trust
Series 2017-C1, Class XA IO, 1.498%, 02/15/2050	3,391,455	254,511
Series 2017-DELC, Class A (1 month LIBOR + 0.850%), 1.555%, 08/15/2036 (C)(E)	949,000	777,577
BBCMS Trust Series 2013-TYSN, Class A2 3.756%, 09/05/2032 (C)	330,000	328,905
BCAP LLC Trust Series 2006-AA2, Class A1 (1 month LIBOR + 0.170%) 1.117%, 01/25/2037 (E)	128,627	115,441
Bear Stearns ALT-A Trust Series 2005-10, Class 11A1 (1 month LIBOR + 0.500%) 1.447%, 01/25/2036 (E)	154,452	185,506
Bear Stearns Mortgage Funding Trust Series 2006-AR3, Class 1A1 (1 month LIBOR + 0.180%) 1.127%, 10/25/2036 (E)	14,434	11,928
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Bellemeade Re, Ltd.
Series 2019-1A, Class M1A (1 month LIBOR + 1.300%), 2.247%, 03/25/2029 (C)(E)	$73,111	$72,742
Series 2019-3A, Class M1A (1 month LIBOR + 1.100%), 2.047%, 07/25/2029 (C)(E)	120,961	120,367
Series 2019-4A, Class M1A (1 month LIBOR + 1.400%), 2.347%, 10/25/2029 (C)(E)	839,090	833,860
Benchmark Mortgage Trust
Series 2018-B1, Class XA IO, 0.522%, 01/15/2051	1,342,821	41,823
Series 2018-B4, Class XA IO, 0.538%, 07/15/2051	2,389,556	74,600
Series 2018-B8, Class XA IO, 0.666%, 01/15/2052	4,918,743	219,303
Series 2019-B12, Class XA IO, 1.068%, 08/15/2052	1,098,219	73,610
BX Commercial Mortgage Trust Series 2019-XL, Class A (1 month LIBOR + 0.920%) 1.625%, 10/15/2036 (C)(E)	630,564	599,783
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class F (1 month LIBOR + 2.550%) 3.255%, 12/15/2037 (C)(E)	355,000	312,064
Century Plaza Towers Series 2019-CPT, Class A 2.865%, 11/13/2039 (C)	345,000	337,950
Chase Mortgage Finance Trust Series 2005-S3, Class A10 5.500%, 11/25/2035	170,484	147,648
CHL Mortgage Pass-Through Trust
Series 2005-2, Class 2A3 (1 month LIBOR + 0.680%), 1.627%, 03/25/2035 (E)	38,366	31,282
Series 2007-HY4, Class 1A1, 3.792%, 09/25/2047 (I)	105,377	87,352
CIM Trust Series 2017-7, Class A 3.000%, 04/25/2057 (C)(I)	502,356	500,848
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class XA IO, 0.953%, 07/10/2047	1,970,382	63,447
Series 2015-GC29, Class XA IO, 1.077%, 04/10/2048	1,741,264	72,925
Citigroup Mortgage Loan Trust Series 2019-E, Class A1 3.228%, 11/25/2070 (C)	260,812	267,988
COLT Mortgage Loan Trust
Series 2019-2, Class A1, 3.337%, 05/25/2049 (C)(I)	267,340	261,573
Series 2019-4, Class A1, 2.579%, 11/25/2049 (C)(I)	434,133	421,062
Commercial Mortgage Trust (Bank of America Merrill Lynch/Deutsche Bank AG) Series 2013-WWP, Class A2 3.424%, 03/10/2031 (C)	800,000	823,967

129

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2014-CR16, Class A4, 4.051%, 04/10/2047	$480,000	$507,939
Series 2014-CR17, Class A5, 3.977%, 05/10/2047	390,000	409,615
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class A1, 4.353%, 08/10/2030 (C)	260,000	268,364
Series 2015-3BP, Class A, 3.178%, 02/10/2035 (C)	580,000	593,842
Series 2019-WCM, Class A (1 month LIBOR + 0.900%), 1.605%, 10/15/2036 (C)(E)	560,000	503,788
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A4, 3.505%, 04/15/2050	15,000	15,514
Series 2015-C2, Class XA IO, 0.757%, 06/15/2057	5,146,893	155,900
Series 2016-C6, Class XA IO, 1.897%, 01/15/2049	1,291,244	100,762
CSMC Trust Series 2017-FHA1, Class A1 3.250%, 04/25/2047 (C)(I)	248,830	238,673
Deephaven Residential Mortgage Trust
Series 2017-2A, Class A1, 2.453%, 06/25/2047 (C)(I)	72,021	69,927
Series 2019-2A, Class A1, 3.558%, 04/25/2059 (C)(I)	290,325	282,437
Series 2019-3A, Class A1, 2.964%, 07/25/2059 (C)(I)	667,413	637,402
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-AR2, Class A1 (1 month LIBOR + 0.150%) 1.097%, 03/25/2037 (E)	61,617	48,620
FREMF Mortgage Trust Series 2010-K8, Class B 5.298%, 09/25/2043 (C)(I)	520,000	518,688
GMACM Mortgage Loan Trust Series 2006-AR1, Class 1A1 3.779%, 04/19/2036 (I)	154,374	118,819
GS Mortgage Securities Trust
Series 2012-ALOH, Class A, 3.551%, 04/10/2034 (C)	670,000	664,233
Series 2014-GC20, Class A5, 3.998%, 04/10/2047	395,000	418,918
GSR Mortgage Loan Trust
Series 2006-AR1, Class 2A1, 3.932%, 01/25/2036 (I)	6,395	5,810
Series 2007-1F, Class 4A1 (1 month LIBOR + 0.300%), 1.247%, 01/25/2037 (E)	99,479	31,502
HarborView Mortgage Loan Trust
Series 2005-8, Class 1A2A (1 month LIBOR + 0.660%), 1.410%, 09/19/2035 (E)	38,618	30,076
Series 2006-12, Class 2A13 (1 month LIBOR + 0.240%), 0.990%, 12/19/2036 (E)	203,290	163,540
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
HarborView Mortgage Loan Trust (continued)
Series 2006-12, Class 2A2A (1 month LIBOR + 0.190%), 0.940%, 01/19/2038 (E)	$75,567	$60,246
Series 2007-7, Class 2A1B (1 month LIBOR + 1.000%), 1.947%, 10/25/2037 (E)	83,258	59,008
Home Re, Ltd. Series 2018-1, Class M1 (1 month LIBOR + 1.600%) 2.547%, 10/25/2028 (C)(E)	177,125	176,451
IndyMac INDA Mortgage Loan Trust Series 2006-AR3, Class 1A1 3.830%, 12/25/2036 (I)	59,041	48,021
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class A4 3.997%, 04/15/2047	395,000	418,943
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN, Class AFX 2.812%, 01/16/2037 (C)	160,000	159,074
JPMorgan Mortgage Trust Series 2006-A3, Class 3A2 3.866%, 05/25/2036 (I)	14,173	12,656
Legacy Mortgage Asset Trust
Series 2019-GS6, Class A1, 7.000%, 06/25/2059 (C)	438,503	386,434
Series 2019-GS7, Class A1, 3.250%, 11/25/2059 (C)	533,208	538,121
Lehman XS Trust Series 2006-16N, Class A4A (1 month LIBOR + 0.190%) 1.137%, 11/25/2046 (E)	157,761	126,495
LSTAR Securities Investment Trust
Series 2019-1, Class A1 (1 month LIBOR + 1.700%), 3.281%, 03/01/2024 (C)(E)	250,081	237,505
Series 2019-2, Class A1 (1 month LIBOR + 1.500%), 3.081%, 04/01/2024 (C)(E)	72,635	69,799
Series 2019-3, Class A1 (1 month LIBOR + 1.500%), 3.081%, 04/01/2024 (C)(E)	246,020	227,493
Series 2019-4, Class A1 (1 month LIBOR + 1.500%), 3.081%, 05/01/2024 (C)(E)	559,865	525,376
Luminent Mortgage Trust Series 2006-4, Class A1A (1 month LIBOR + 0.190%) 1.137%, 05/25/2046 (E)	150,463	114,041
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 3A7 4.684%, 11/21/2034 (I)	25,441	24,003
MFA Trust Series 2017-RPL1, Class A1 2.588%, 02/25/2057 (C)(I)	105,035	103,342
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19, Class XA IO 1.003%, 12/15/2047	1,077,267	37,969

130

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Morgan Stanley Capital I Trust
Series 2014-150E, Class A, 3.912%, 09/09/2032 (C)	$610,000	$614,233
Series 2014-MP, Class A, 3.469%, 08/11/2033 (C)	475,000	476,706
Series 2017-H1, Class XA IO, 1.432%, 06/15/2050	767,944	51,236
Mortgage Insurance-Linked Notes Series 2019-1, Class M1 (1 month LIBOR + 1.900%) 2.847%, 11/26/2029 (C)(E)	407,000	386,458
MTRO Commercial Mortgage Trust Series 2019-TECH, Class D (1 month LIBOR + 1.800%) 2.505%, 12/15/2033 (C)(E)	300,000	276,151
Natixis Commercial Mortgage Securities Trust Series 2019-1776, Class C 2.906%, 10/15/2036 (C)	185,000	162,777
New Residential Advance Receivables Trust Series 2019-T4, Class AT4 2.329%, 10/15/2051 (C)	625,000	605,549
New Residential Mortgage Loan Trust
Series 2016-2A, Class A1, 3.750%, 11/26/2035 (C)(I)	386,422	397,841
Series 2016-4A, Class A1, 3.750%, 11/25/2056 (C)(I)	391,594	402,746
Series 2017-1A, Class A1, 4.000%, 02/25/2057 (C)(I)	710,554	735,532
Series 2017-2A, Class A3, 4.000%, 03/25/2057 (C)(I)	663,205	688,718
Series 2017-3A, Class A1, 4.000%, 04/25/2057 (C)(I)	519,455	537,929
Series 2017-4A, Class A1, 4.000%, 05/25/2057 (C)(I)	412,289	427,495
Series 2017-5A, Class A1 (1 month LIBOR + 1.500%), 2.447%, 06/25/2057 (C)(E)	428,763	406,285
Series 2017-6A, Class A1, 4.000%, 08/27/2057 (C)(I)	587,066	607,574
Series 2018-1A, Class A1A, 4.000%, 12/25/2057 (C)(I)	248,337	256,725
Series 2018-4A, Class A1S (1 month LIBOR + 0.750%), 1.697%, 01/25/2048 (C)(E)	545,741	506,966
Series 2019-5A, Class A1B, 3.500%, 08/25/2059 (C)(I)	429,611	437,116
Series 2019-NQM4, Class A1, 2.492%, 09/25/2059 (C)(I)	250,922	247,100
Oaktown Re II, Ltd. Series 2018-1A, Class M1 (1 month LIBOR + 1.550%) 2.497%, 07/25/2028 (C)(E)	188,112	187,123
Oaktown Re III, Ltd. Series 2019-1A, Class M1A (1 month LIBOR + 1.400%) 2.347%, 07/25/2029 (C)(E)	326,118	324,588
OBX Trust Series 2019-INV1, Class A8 4.000%, 11/25/2048 (C)(I)	422,400	419,625
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
PMT Credit Risk Transfer Trust Series 2019-1R, Class A (1 month LIBOR + 2.000%) 3.613%, 03/27/2024 (C)(E)	$362,292	$348,118
PRPM LLC Series 2019-GS1, Class A1 3.500%, 10/25/2024 (C)(I)	196,619	195,496
Radnor RE, Ltd. Series 2019-2, Class M1A (1 month LIBOR + 1.200%) 2.147%, 06/25/2029 (C)(E)	184,648	183,968
RALI Series Trust Series 2007-QH7, Class 1A1 (1 month LIBOR + 0.250%) 1.197%, 08/25/2037 (E)	72,972	59,839
Seasoned Credit Risk Transfer Trust Series 2019-3, Class MV 3.500%, 10/25/2058	132,211	142,940
SG Commercial Mortgage Securities Trust Series 2020-COVE, Class A 2.632%, 03/15/2037 (C)	645,000	630,658
STACR Trust Series 2018-HRP1, Class M2 (1 month LIBOR + 1.650%) 2.597%, 04/25/2043 (C)(E)	108,748	101,756
Verus Securitization Trust Series 2019-2, Class A1 3.211%, 05/25/2059 (C)(I)	320,878	314,177
WaMu Mortgage Pass-Through Certificates Series 2007-HY6, Class 1A1 3.721%, 06/25/2037 (I)	19,991	16,313
Washington Mutual Mortgage Pass-Through Certificates Series 2006-5, Class 1A1 (1 month LIBOR + 0.600%) 1.547%, 07/25/2036 (E)	30,623	18,283
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16, Class A5, 3.817%, 08/15/2050	310,000	322,071
Series 2015-NXS1, Class D, 4.158%, 05/15/2048 (I)	40,000	31,856
Series 2015-NXS1, Class XA IO, 1.114%, 05/15/2048	1,645,694	70,927
Series 2015-NXS3, Class XA IO, 1.106%, 09/15/2057	3,762,101	139,595
WF-RBS Commercial Mortgage Trust Series 2014-C19, Class A5 4.101%, 03/15/2047	304,634	323,112
		30,816,446
U.S. Government Agency – 5.4%
Federal Home Loan Mortgage Corp.
Series 2019-DNA2, Class M2 (1 month LIBOR + 2.450%), 3.397%, 03/25/2049 (C)(E)	436,898	362,145
Series 2019-DNA3, Class M2 (1 month LIBOR + 2.050%), 2.997%, 07/25/2049 (C)(E)	368,381	300,150
Series 2019-HQA1, Class M2 (1 month LIBOR + 2.350%), 3.297%, 02/25/2049 (C)(E)	615,489	519,576

131

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 2019-HQA3, Class M2 (1 month LIBOR + 1.850%), 2.797%, 09/25/2049 (C)(E)	$255,000	$206,797
Series 3883, Class PB, 3.000%, 05/15/2041	118,359	126,790
Series 4139, Class PA, 2.500%, 11/15/2041	424,718	442,862
Series K064, Class X1 IO, 0.606%, 03/25/2027	2,302,205	82,804
Series K068, Class A2, 3.244%, 08/25/2027	545,000	615,019
Series K104, Class X1 IO, 1.127%, 02/25/2052	1,324,832	116,108
Federal National Mortgage Association
Series 2012-18, Class GA, 2.000%, 12/25/2041	198,813	203,109
Series 2012-21, Class PQ, 2.000%, 09/25/2041	100,870	102,995
Series 2012-52, Class PA, 3.500%, 05/25/2042	116,417	125,628
Series 2012-75, Class KC, 2.500%, 12/25/2041	203,441	211,808
Series 2014-C04, Class 1M2 (1 month LIBOR + 4.900%), 5.847%, 11/25/2024 (E)	121,246	115,373
Series 2015-48, Class QB, 3.000%, 02/25/2043	274,902	287,652
Series 2015-C04, Class 1M2 (1 month LIBOR + 5.700%), 6.647%, 04/25/2028 (E)	61,894	61,197
Series 2016-11, Class GA, 2.500%, 03/25/2046	180,544	188,052
Series 2016-38, Class NA , 3.000%, 01/25/2046	77,954	82,211
Series 2016-C02, Class 1M2 (1 month LIBOR + 6.000%), 6.947%, 09/25/2028 (E)	52,273	51,007
Series 2016-C07, Class 2M2 (1 month LIBOR + 4.350%), 5.297%, 05/25/2029 (E)	372,774	355,416
Series 2017-26, Class CG, 3.500%, 07/25/2044	293,952	313,640
Series 2017-34, Class JK, 3.000%, 05/25/2047	154,258	162,607
Series 2017-35, Class AH, 3.500%, 04/25/2053	335,903	355,239
Series 2017-49, Class JA, 4.000%, 07/25/2053	259,986	282,433
Series 2017-72, Class B, 3.000%, 09/25/2047	253,866	270,311
Series 2017-72, Class CD, 3.000%, 09/25/2047	265,296	283,113
Series 2017-84, Class KA, 3.500%, 04/25/2053	201,865	212,990
Series 2017-96, Class PA, 3.000%, 12/25/2054	319,374	335,656
Series 2017-C01, Class 1M2 (1 month LIBOR + 3.550%), 4.497%, 07/25/2029 (E)	238,528	218,208
Series 2018-19, Class DC, 3.500%, 05/25/2056	153,247	164,045
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2018-23, Class LA, 3.500%, 04/25/2048	$248,344	$268,088
Series 2018-38, Class PC, 3.500%, 03/25/2045	259,213	270,254
Series 2018-70, Class HA, 3.500%, 10/25/2056	286,200	307,430
Series 2018-72, Class BA, 3.500%, 07/25/2054	366,306	388,438
Series 2018-77, Class PA, 3.500%, 02/25/2048	131,683	141,087
Series 2018-80, Class GD, 3.500%, 12/25/2047	301,754	322,217
Series 2019-12, Class HA, 3.500%, 11/25/2057	299,965	332,540
Series 2019-14, Class CA, 3.500%, 04/25/2049	286,062	311,883
Series 2019-15, Class AB, 3.500%, 05/25/2053	283,500	303,939
Series 2019-28, Class JA, 3.500%, 06/25/2059	274,149	302,481
Series 2019-41, Class AC, 2.500%, 03/25/2053	322,883	334,352
Series 2019-45, Class PT, 3.000%, 08/25/2049	425,858	456,078
Series 2019-7, Class CA, 3.500%, 11/25/2057	279,515	304,455
Series 2019-7, Class JA, 3.500%, 03/25/2049	280,217	299,917
Series 2019-HRP1, Class M2 (1 month LIBOR + 2.150%), 3.811%, 11/25/2039 (C)(E)	184,002	162,546
Series 2019-R03, Class 1M2 (1 month LIBOR + 2.150%), 3.097%, 09/25/2031 (C)(E)	241,454	197,683
Series 2019-R04, Class 2M2 (1 month LIBOR + 2.100%), 3.047%, 06/25/2039 (C)(E)	380,000	309,047
Series 415, Class A3, 3.000%, 11/25/2042	320,286	345,532
Government National Mortgage Association
Series 2006-38, Class XS IO, 6.545%, 09/16/2035	52,017	7,327
Series 2013-37, Class LG, 2.000%, 01/20/2042	298,694	309,273
		12,829,508
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $44,769,181)		$43,645,954
ASSET BACKED SECURITIES – 10.2%
AASET Trust Series 2020-1A, Class A 3.351%, 01/16/2040 (C)	244,877	175,516
ABFC Trust Series 2006-HE1, Class A2D (1 month LIBOR + 0.220%) 1.167%, 01/25/2037 (E)	126,136	72,136
AmeriCredit Automobile Receivables Trust Series 2019-3, Class D 2.580%, 09/18/2025	295,000	277,861

132

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Atrium XII Series 12A, Class AR (3 month LIBOR + 0.830%) 2.632%, 04/22/2027 (C)(E)	$765,000	$735,724
Avery Point IV CLO, Ltd. Series 2014-1A, Class AR (3 month LIBOR + 1.100%) 2.894%, 04/25/2026 (C)(E)	288,879	286,131
Bayview Koitere Fund Trust
Series 2017-RT4, Class A 3.500%, 07/28/2057 (C)(I)	544,646	542,480
Series 2017-SPL3, Class A 4.000%, 11/28/2053 (C)(I)	214,056	213,661
Bayview Mortgage Fund IVc Trust Series 2017-RT3, Class A 3.500%, 01/28/2058 (C)(I)	369,973	363,057
Bayview Opportunity Master Fund IVa Trust
Series 2017-SPL1, Class A 4.000%, 10/28/2064 (C)(I)	463,850	463,428
Series 2017-SPL5, Class A 3.500%, 06/28/2057 (C)(I)	278,904	272,697
Bayview Opportunity Master Fund IVb Trust Series 2017-SPL4, Class A 3.500%, 01/28/2055 (C)(I)	236,249	234,292
CAL Funding II, Ltd. Series 2012-1A, Class A 3.470%, 10/25/2027 (C)	51,667	51,126
Carlyle Global Market Strategies CLO, Ltd. Series 2015-2A, Class A1R (3 month LIBOR + 0.780%) 2.574%, 04/27/2027 (C)(E)	619,286	599,059
CIG Auto Receivables Trust Series 2017-1A, Class A 2.710%, 05/15/2023 (C)	15,799	15,748
Credit Acceptance Auto Loan Trust Series 2017-3A, Class A 2.650%, 06/15/2026 (C)	156,912	156,063
Domino's Pizza Master Issuer LLC
Series 2018-1A, Class A2I 4.116%, 07/25/2048 (C)	364,450	351,884
Series 2019-1A, Class A2 3.668%, 10/25/2049 (C)	174,563	155,678
Drive Auto Receivables Trust Series 2019-4, Class D 2.700%, 02/16/2027	255,000	236,804
Exeter Automobile Receivables Trust
Series 2019-4A, Class D 2.580%, 09/15/2025 (C)	570,000	540,723
Series 2020-1A, Class D 2.730%, 12/15/2025 (C)	170,000	137,796
First Franklin Mortgage Loan Trust Series 2006-FF12, Class A5 (1 month LIBOR + 0.310%) 1.257%, 09/25/2036 (E)	240,000	179,062
GSAA Home Equity Trust
Series 2006-10, Class AF3 5.985%, 06/25/2036 (I)	164,914	63,615
Series 2006-15, Class AF6 5.876%, 09/25/2036	414,412	155,886
Series 2006-20, Class 2A1A (1 month LIBOR + 0.050%) 0.997%, 12/25/2046 (E)	299,343	174,086
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
GSAA Trust Series 2005-7, Class AF4 5.058%, 05/25/2035	$282,417	$288,998
GSAMP Trust Series 2007-FM2, Class A2B (1 month LIBOR + 0.090%) 1.037%, 01/25/2037 (E)	240,166	134,998
LCM XX LP Series 2020-A, Class AR (3 month LIBOR + 1.040%) 2.859%, 10/20/2027 (C)(E)	490,000	475,697
Legacy Mortgage Asset Trust Series 2018-GS1, Class A1 4.000%, 03/25/2058 (C)	800,876	771,923
Madison Park Funding XII, Ltd. Series 2014-12A, Class B1R (3 month LIBOR + 1.650%) 3.469%, 07/20/2026 (C)(E)	530,000	525,308
MFA LLC Series 2017-NPL1, Class A1 3.352%, 11/25/2047 (C)	420,759	428,460
New Residential Mortgage LLC Series 2018-FNT2, Class A 3.790%, 07/25/2054 (C)	674,360	673,030
NRZ Excess Spread-Collateralized Notes
Series 2018-PLS1, Class A 3.193%, 01/25/2023 (C)	368,722	367,659
Series 2018-PLS2, Class A 3.265%, 02/25/2023 (C)	229,305	228,270
OCP CLO, Ltd. Series 2015-9A, Class A1R (3 month LIBOR + 0.800%) 2.631%, 07/15/2027 (C)(E)	481,968	464,717
OnDeck Asset Securitization Trust II LLC Series 2019-1A, Class A 2.650%, 11/18/2024 (C)	515,000	510,535
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.370%, 09/14/2032 (C)	544,183	534,720
OZLM XII, Ltd. Series 2015-12A, Class A1R (3 month LIBOR + 1.050%) 2.820%, 04/30/2027 (C)(E)	1,025,000	998,257
Palmer Square Loan Funding, Ltd. Series 2018-5A, Class A1 (3 month LIBOR + 0.850%) 2.669%, 01/20/2027 (C)(E)	464,840	449,115
Pretium Mortgage Credit Partners I LLC
Series 2019-CFL1, Class A1 3.721%, 01/25/2059 (C)	349,689	301,076
Series 2019-NPL3, Class A1 3.105%, 07/27/2059 (C)	463,149	401,812
Series 2020-NPL1, Class A1 2.858%, 05/27/2059 (C)	564,961	397,787
Securitized Asset Backed Receivables LLC Trust Series 2006-HE1, Class A2B (1 month LIBOR + 0.090%) 1.037%, 07/25/2036 (E)	145,873	60,226
Shackleton VIII CLO, Ltd. Series 2015-8A, Class A1R (3 month LIBOR + 0.920%) 2.747%, 10/20/2027 (C)(E)	1,279,318	1,216,655
SoFi Consumer Loan Program LLC
Series 2016-2, Class A 3.090%, 10/27/2025 (C)	30,180	29,623

133

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
SoFi Consumer Loan Program LLC (continued)
Series 2016-3, Class A 3.050%, 12/26/2025 (C)	$35,451	$35,109
Series 2017-1, Class A 3.280%, 01/26/2026 (C)	42,250	41,489
Series 2017-3, Class A 2.770%, 05/25/2026 (C)	30,151	29,889
Series 2017-4, Class A 2.500%, 05/26/2026 (C)	61,147	58,256
Soundview Home Loan Trust Series 2007-OPT2, Class 2A3 (1 month LIBOR + 0.180%) 1.127%, 07/25/2037 (E)	35,421	29,951
Springleaf Funding Trust Series 2016-AA, Class A 2.900%, 11/15/2029 (C)	72,918	72,300
Springleaf Funding Trust Series 2017-AA, Class A 2.680%, 07/15/2030 (C)	900,000	862,294
TICP CLO III-2, Ltd. Series 2018-3R, Class A (3 month LIBOR + 0.840%) 2.659%, 04/20/2028 (C)(E)	390,000	378,304
Towd Point Mortgage Trust
Series 2015-3, Class A1B 3.000%, 03/25/2054 (C)(I)	18,366	18,305
Series 2015-4, Class A1B 2.750%, 04/25/2055 (C)(I)	74,779	74,414
Series 2016-2, Class A1A 2.750%, 08/25/2055 (C)(I)	234,819	231,633
Series 2016-3, Class A1 2.250%, 04/25/2056 (C)(I)	276,094	273,147
Series 2017-1, Class A1 2.750%, 10/25/2056 (C)(I)	717,086	717,374
Series 2017-2, Class A1 2.750%, 04/25/2057 (C)(I)	175,071	171,499
Series 2017-3, Class A1 2.750%, 07/25/2057 (C)(I)	321,242	315,016
Series 2017-4, Class A1 2.750%, 06/25/2057 (C)(I)	490,894	475,342
Series 2017-5, Class A1 (1 month LIBOR + 0.600%) 1.547%, 02/25/2057 (C)(E)	373,051	359,943
Venture XXI CLO, Ltd. Series 2015-21A, Class AR (3 month LIBOR + 0.880%) 2.711%, 07/15/2027 (C)(E)	852,071	812,193
Vericrest Opportunity Loan Trust
Series 2019-NPL7, Class A1A 3.179%, 10/25/2049 (C)	405,589	359,044
Series 2019-NPL8, Class A1A 3.278%, 11/25/2049 (C)	553,353	492,362
VOLT LXIV LLC Series 2017-NP11, Class A1 3.375%, 10/25/2047 (C)	255,897	233,041
VOLT LXXX LLC Series 2019-NPL6, Class A1A 3.228%, 10/25/2049 (C)	540,738	494,979
VOLT LXXXIII LLC Series 2019-NPL9, Class A1A 3.327%, 11/26/2049 (C)	217,155	192,103
VOLT LXXXIV LLC Series 2019-NP10, Class A1A 3.426%, 12/27/2049 (C)	754,743	694,045
Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Wendy's Funding LLC Series 2018-1A, Class A2II 3.884%, 03/15/2048 (C)		$229,713	$207,952
Westlake Automobile Receivables Trust
Series 2017-2A, Class D 3.280%, 12/15/2022 (C)		535,000	532,933
Series 2019-3A, Class D 2.720%, 11/15/2024 (C)		420,000	388,320
Wingstop Funding LLC Series 2018-1, Class A2 4.970%, 12/05/2048 (C)		212,850	204,662
TOTAL ASSET BACKED SECURITIES (Cost $25,955,124)			$24,469,278
PURCHASED OPTIONS – 0.0%
Puts – 0.0%
Over the Counter Option on 10 Year Interest Rate Swap. Receive a floating rate based on 3-month USD LIBOR and pay a fixed rate of 1.700% (Expiration Date: 11-23-20; Strike Rate: 1.700%; Counterparty: Bank of America N.A.) (J)(K)		1,465,000	3,937
TOTAL PURCHASED OPTIONS (Cost $36,698)			$3,937
CERTIFICATE OF DEPOSIT – 0.0%
Credit Agricole Corporate and Investment Bank (3 month LIBOR + 0.400%) 1.604%, 09/24/2020 (E)		$50,000	49,917
TOTAL CERTIFICATE OF DEPOSIT (Cost $50,004)			$49,917
SHORT-TERM INVESTMENTS – 3.8%
Banker's acceptance – 0.0%
HSBC Bank Canada 1.896%, 04/15/2020 *	CAD	10,000	7,103
Royal Bank of Canada 1.796%, 04/30/2020 *		40,000	28,400
			35,503
Foreign government – 0.9%
Italy Treasury Bill
(0.348)%, 05/29/2020 *	EUR	55,000	60,673
(0.335)%, 05/14/2020 *		35,000	38,606
(0.287)%, 11/27/2020 *		25,000	27,548
Japan Treasury Discount Bill
(0.235)%, 06/15/2020 *	JPY	8,250,000	76,760
(0.137)%, 06/01/2020 *		110,350,000	1,026,644
(0.127)%, 05/18/2020 *		21,850,000	203,265
(0.124)%, 05/07/2020 *		6,450,000	59,999
(0.121)%, 04/27/2020 *		62,800,000	584,135
Province of British Columbia 1.740%, 07/02/2020 *	CAD	100,000	70,983
			2,148,613
Short-term funds – 1.7%
John Hancock Collateral Trust, 1.1260% (L)(M)		404,857	4,047,562

134

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 1.2%
Deutsche Bank Tri-Party Repurchase Agreement dated 3-31-20 at 0.020% to be repurchased at $2,700,002 on 4-1-20, collateralized by $2,573,882 Federal Home Loan Mortgage Corp., 4.000% due 6-1-49 (valued at $2,754,001)	$2,700,000	$2,700,000
TOTAL SHORT-TERM INVESTMENTS (Cost $8,920,326)		$8,931,678
Total Investments (Investment Quality Bond Trust) (Cost $332,044,449) – 142.4%		$340,078,454
Other assets and liabilities, net – (42.4%)		(101,192,078)
TOTAL NET ASSETS – 100.0%		$238,886,376
Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
CAD	Canadian Dollar
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
Security Abbreviations and Legend
GO	General Obligation
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
Investment Quality Bond Trust (continued)
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $66,373,794 or 27.8% of the fund's net assets as of 3-31-20.
(D)	All or a portion of this security is on loan as of 3-31-20. The value of securities on loan amounted to $3,958,468.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	Non-income producing - Issuer is in default.
(I)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(J)	Non-income producing security.
(K)	For this type of option, notional amounts are equivalent to number of contracts.
(L)	The rate shown is the annualized seven-day yield as of 3-31-20.
(M)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	26	Long	Jun 2020	$3,570,188	$3,605,875	$35,687
2-Year U.S. Treasury Note Futures	51	Long	Jun 2020	11,215,288	11,239,523	24,235
5-Year U.S. Treasury Note Futures	62	Long	Jun 2020	7,604,277	7,772,281	168,004
10-Year Ultra U.S. Treasury Bond Futures	22	Short	Jun 2020	(3,319,815)	(3,432,688)	(112,873)
Euro-Buxl Futures	1	Short	Jun 2020	(240,829)	(231,499)	9,330
U.S. Treasury Long Bond Futures	14	Short	Jun 2020	(2,505,006)	(2,506,875)	(1,869)
Ultra U.S. Treasury Bond Futures	27	Short	Jun 2020	(5,665,543)	(5,990,625)	(325,082)
						$(202,568)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	648,000	USD	713,357	JPM	6/17/2020	$3,398	—
EUR	321,000	USD	349,445	MSI	6/17/2020	5,614	—
GBP	94,000	USD	110,907	JPM	6/17/2020	6,006	—
USD	1,843,246	AUD	2,791,000	NWM	5/29/2020	126,171	—
USD	7,662	CAD	10,000	MSI	4/15/2020	555	—
USD	30,228	CAD	40,000	BNP	4/30/2020	1,795	—
USD	90,713	CAD	120,000	MSI	5/22/2020	5,400	—
USD	22,694	CAD	30,000	NWM	5/22/2020	1,366	—
USD	671,832	CAD	892,000	HUS	5/29/2020	37,645	—
135

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	37,596	CAD	50,000	DB	6/1/2020	$2,047	—
USD	41,491	CAD	55,000	MSI	6/1/2020	2,387	—
USD	76,628	CAD	100,000	MSI	7/2/2020	5,508	—
USD	64,096	CAD	85,000	SSB	7/7/2020	3,643	—
USD	11,414	CAD	15,000	CITI	8/14/2020	744	—
USD	38,265	CAD	50,000	JPM	8/14/2020	2,700	—
USD	30,160	CAD	40,000	MSI	8/14/2020	1,708	—
USD	226,131	CAD	300,000	HUS	11/25/2020	12,672	—
USD	39,229	EUR	35,000	JPM	5/14/2020	565	—
USD	61,911	EUR	55,000	GSI	5/29/2020	1,118	—
USD	1,815,277	EUR	1,621,000	DB	6/17/2020	22,282	—
USD	27,980	EUR	25,000	MSI	11/27/2020	189	—
USD	314,108	GBP	251,000	SCB	6/17/2020	1,925	—
USD	576,475	JPY	62,800,000	JPM	4/27/2020	—	$(8,228)
USD	59,434	JPY	6,450,000	JPM	5/7/2020	—	(650)
USD	199,971	JPY	21,850,000	MSI	5/18/2020	—	(3,657)
USD	1,015,438	JPY	110,350,000	JPM	6/1/2020	—	(13,520)
USD	78,924	JPY	8,250,000	MSI	6/15/2020	1,955	—
USD	272,467	MXN	5,530,000	GSI	6/10/2021	52,926	—
USD	1,348,277	NZD	2,061,000	MSI	4/30/2020	118,758	—
						$419,077	$(26,055)
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
JPM	5,100,000	USD	Fixed 4.318%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2028	—	$(1,665,701)	$(1,665,701)
JPM	2,100,000	USD	Fixed 3.425%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2039	—	(1,006,046)	(1,006,046)
								—	$(2,671,747)	$(2,671,747)
Centrally cleared	3,540,000	USD	Fixed 2.360%	USD LIBOR BBA	Semi-Annual	Quarterly	Apr 2024	—	(291,849)	(291,849)
Centrally cleared	4,720,000	USD	Fixed 2.358%	USD LIBOR BBA	Semi-Annual	Quarterly	Apr 2024	—	(388,708)	(388,708)
Centrally cleared	3,445,000	USD	Fixed 2.363%	USD LIBOR BBA	Semi-Annual	Quarterly	Apr 2024	—	(284,403)	(284,403)
Centrally cleared	520,000	USD	USD LIBOR BBA	Fixed 0.482%	Semi-Annual	Quarterly	Apr 2025	—	(915)	(915)
Centrally cleared	1,620,000	USD	Fixed 1.625%	USD Federal Funds Rate Compounded OIS	Annual	Annual	Nov 2026	—	(142,739)	(142,739)
Centrally cleared	1,440,000	USD	Fixed 1.727%	USD LIBOR BBA	Semi-Annual	Quarterly	Oct 2029	—	(144,442)	(144,442)
Centrally cleared	865,000	USD	Fixed 1.721%	USD LIBOR BBA	Semi-Annual	Quarterly	Oct 2029	—	(86,254)	(86,254)
Centrally cleared	445,000	USD	Fixed 1.716%	USD LIBOR BBA	Semi-Annual	Quarterly	Oct 2029	—	(44,154)	(44,154)
Centrally cleared	720,000	USD	Fixed 1.769%	USD LIBOR BBA	Semi-Annual	Quarterly	Oct 2029	—	(75,256)	(75,256)
Centrally cleared	650,000	USD	Fixed 1.766%	USD LIBOR BBA	Semi-Annual	Quarterly	Oct 2029	—	(67,715)	(67,715)
Centrally cleared	1,390,000	USD	Fixed 0.836%	USD LIBOR BBA	Semi-Annual	Quarterly	Mar 2030	—	(16,635)	(16,635)
Centrally cleared	1,640,000	USD	Fixed 2.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2047	$(34,179)	(757,459)	(791,638)
								$(34,179)	$(2,300,529)	$(2,334,708)
								$(34,179)	$(4,972,276)	$(5,006,455)
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
DB	CMBX.NA.BBB-.6	13.870%	110,000	USD	$110,000	3.000%	Monthly	May 2063	$(17,777)	$(6,052)	$(23,829)
GSI	CMBX.NA.BBB-.6	13.870%	140,000	USD	140,000	3.000%	Monthly	May 2063	(22,470)	(7,858)	(30,328)
GSI	CMBX.NA.BBB-.6	13.870%	1,335,000	USD	1,335,000	3.000%	Monthly	May 2063	(82,325)	(210,104)	(292,429)
GSI	CMBX.NA.BBB-.6	13.870%	1,390,000	USD	1,390,000	3.000%	Monthly	May 2063	(86,621)	(217,856)	(304,477)
MSI	CMBX.NA.BBB-.6	13.870%	255,000	USD	255,000	3.000%	Monthly	May 2063	(39,833)	(15,408)	(55,241)
MSI	CMBX.NA.BBB-.6	13.870%	130,000	USD	130,000	3.000%	Monthly	May 2063	(20,646)	(7,516)	(28,162)
MSI	CMBX.NA.BBB-.6	13.870%	115,000	USD	115,000	3.000%	Monthly	May 2063	(18,612)	(6,301)	(24,913)
MSI	CMBX.NA.BBB-.6	13.870%	69,000	USD	69,000	3.000%	Monthly	May 2063	(11,173)	(3,775)	(14,948)
					$3,544,000				$(299,457)	$(474,870)	$(774,327)
Centrally cleared	CDX.NA.HY.33	6.485%	78,400	USD	78,400	5.000%	Quarterly	Dec 2024	4,948	(9,830)	(4,882)
136

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
Credit default swaps - Seller (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.NA.IG.33	1.065%	2,535,000	USD	$2,535,000	1.000%	Quarterly	Dec 2024	$61,028	$(69,282)	$(8,254)
Centrally cleared	CDX.EM.33	3.400%	2,125,000	USD	2,125,000	1.000%	Quarterly	Jun 2025	(254,067)	7,206	(246,861)
					$4,738,400				$(188,091)	$(71,906)	$(259,997)
					$8,282,400				$(487,548)	$(546,776)	$(1,034,324)
Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	U.S. Dollar
Derivatives Abbreviations
BBA	The British Banker's Association
BNP	BNP Paribas
CITI	Citibank, N.A.
DB	Deutsche Bank AG
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
LIBOR	London Interbank Offered Rate
MSI	Morgan Stanley & Co. International PLC
NWM	NatWest Markets PLC
OIS	Overnight Index Swap
OTC	Over-the-counter
SCB	Standard Chartered Bank
SSB	State Street Bank and Trust Company
Lifestyle Aggressive Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 82.6%
Equity - 82.6%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	1,514,127	$23,968,626
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $27,877,663)		$23,968,626
UNAFFILIATED INVESTMENT COMPANIES - 17.5%
Exchange-traded funds - 17.5%
Financial Select Sector SPDR Fund	24,371	507,404
Vanguard Energy ETF	9,482	362,402
Vanguard FTSE Emerging Markets ETF	45,154	1,514,917
Vanguard Health Care ETF	1,271	211,100
Vanguard Information Technology ETF	3,409	722,367
Vanguard Materials ETF	1,267	121,923
Vanguard Mid-Cap ETF	6,681	879,554
Vanguard Real Estate ETF	4,229	295,396
Vanguard Small-Cap ETF	4,095	472,727
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $6,102,271)		$5,087,790
Lifestyle Aggressive Portfolio (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.3210% (C)	12,774	$12,774
TOTAL SHORT-TERM INVESTMENTS (Cost $12,774)		$12,774
Total Investments (Lifestyle Aggressive Portfolio) (Cost $33,992,708) - 100.1%		$29,069,190
Other assets and liabilities, net - (0.1%)		(37,992)
TOTAL NET ASSETS - 100.0%		$29,031,198
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 3-31-20.

137

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Lifestyle Balanced Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 49.7%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	26,027,518	$412,015,615
Fixed income - 50.3%
Select Bond, Series NAV, JHVIT (MIM US) (B)	30,103,712	417,538,480
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $856,358,068)		$829,554,095
Total Investments (Lifestyle Balanced Portfolio) (Cost $856,358,068) - 100.0%		$829,554,095
Other assets and liabilities, net - (0.0%)		(64,660)
TOTAL NET ASSETS - 100.0%		$829,489,435
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
Lifestyle Conservative Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 20.2%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	2,329,037	$36,868,659
Fixed income - 79.8%
Select Bond, Series NAV, JHVIT (MIM US) (B)	10,526,995	146,009,424
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $185,725,632)		$182,878,083
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.3210% (C)	621	621
TOTAL SHORT-TERM INVESTMENTS (Cost $621)		$621
Total Investments (Lifestyle Conservative Portfolio) (Cost $185,726,253) - 100.0%		$182,878,704
Other assets and liabilities, net - (0.0%)		(22,350)
TOTAL NET ASSETS - 100.0%		$182,856,354
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 3-31-20.
Lifestyle Growth Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 68.9%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	214,372,137	$3,393,510,926
Lifestyle Growth Portfolio (continued)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) (continued)
Fixed income - 31.1%
Select Bond, Series NAV, JHVIT (MIM US) (B)	110,451,963	$1,531,968,725
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $5,161,677,968)		$4,925,479,651
Total Investments (Lifestyle Growth Portfolio) (Cost $5,161,677,968) - 100.0%		$4,925,479,651
Other assets and liabilities, net - (0.0%)		(291,169)
TOTAL NET ASSETS - 100.0%		$4,925,188,482
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
Lifestyle Moderate Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 39.8%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	6,648,496	$105,245,684
Fixed income - 60.2%
Select Bond, Series NAV, JHVIT (MIM US) (B)	11,471,682	159,112,227
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $271,555,552)		$264,357,911
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.3210% (C)	338	338
TOTAL SHORT-TERM INVESTMENTS (Cost $338)		$338
Total Investments (Lifestyle Moderate Portfolio) (Cost $271,555,890) - 100.0%		$264,358,249
Other assets and liabilities, net - (0.0%)		(28,682)
TOTAL NET ASSETS - 100.0%		$264,329,567
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 3-31-20.
Managed Volatility Aggressive Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 77.1%
Equity - 77.1%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	869,370	$26,028,935
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,145,631	19,117,571
Equity Income, Series NAV, JHVIT (T. Rowe Price)	2,388,926	26,039,290
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	672,579	26,506,350
Mid Cap Stock, Series NAV, JHVIT (Wellington)	638,482	9,813,466

138

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Managed Volatility Aggressive Portfolio (continued)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) (continued)
Equity (continued)
Mid Value, Series NAV, JHVIT (T. Rowe Price)	1,442,211	$9,879,142
Multifactor Developed International ETF, JHETF (DFA)	448,772	10,187,124
Multifactor Emerging Markets ETF, JHETF (DFA)	428,401	8,478,056
Multifactor Large Cap ETF, JHETF (DFA)	472,860	15,169,349
Multifactor Mid Cap ETF, JHETF (DFA)	255,531	7,259,636
Multifactor Small Cap ETF, JHETF (DFA)	557,415	10,596,459
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	241,518	3,477,853
Small Cap Value, Series NAV, JHVIT (Wellington)	300,852	3,477,853
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	3,469,796	54,926,873
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $281,562,160)		$230,957,957
UNAFFILIATED INVESTMENT COMPANIES - 9.9%
Equity - 9.9%
Fidelity 500 Index Fund	38,984	3,511,309
Fidelity International Index Fund	786,211	25,999,992
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $33,329,769)		$29,511,301
SHORT-TERM INVESTMENTS - 1.9%
Commercial paper - 0.1%
The University of California 1.750%, 04/02/2020 *	$105,000	104,556
Managed Volatility Aggressive Portfolio (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Commercial paper (continued)
The University of Chicago 1.630%, 04/27/2020 *	$110,000	$109,863
		214,419
Short-term funds - 1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.3210% (D)	5,485,287	5,485,287
TOTAL SHORT-TERM INVESTMENTS (Cost $5,700,152)		$5,699,706
Total Investments (Managed Volatility Aggressive Portfolio) (Cost $320,592,081) - 88.9%		$266,168,964
Other assets and liabilities, net - 11.1%		33,278,685
TOTAL NET ASSETS - 100.0%		$299,447,649
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	The rate shown is the annualized seven-day yield as of 3-31-20.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	144	Short	Jun 2020	$(20,172,096)	$(19,889,100)	$282,996
Euro STOXX 50 Index Futures	670	Short	Jun 2020	(18,145,752)	(20,298,753)	(2,153,001)
FTSE 100 Index Futures	129	Short	Jun 2020	(8,330,721)	(9,029,814)	(699,093)
Japanese Yen Currency Futures	95	Short	Jun 2020	(11,364,673)	(11,066,906)	297,767
MSCI Emerging Markets Index Futures	751	Short	Jun 2020	(30,609,110)	(31,650,895)	(1,041,785)
Nikkei 225 Index Futures	63	Short	Jun 2020	(10,497,992)	(10,968,238)	(470,246)
Pound Sterling Currency Futures	113	Short	Jun 2020	(8,906,364)	(8,797,050)	109,314
Russell 2000 E-Mini Index Futures	130	Short	Jun 2020	(7,606,452)	(7,459,400)	147,052
S&P 500 Index E-Mini Futures	933	Short	Jun 2020	(121,556,545)	(120,007,125)	1,549,420
S&P Mid 400 Index E-Mini Futures	160	Short	Jun 2020	(23,365,322)	(23,004,800)	360,522
						$(1,617,054)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Managed Volatility Balanced Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.7%
Equity - 46.7%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	7,206,527	$215,763,432
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	17,906,009	159,542,538
Equity Income, Series NAV, JHVIT (T. Rowe Price)	19,568,218	213,293,575
Managed Volatility Balanced Portfolio (continued)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) (continued)
Equity (continued)
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	6,345,638	$250,081,613
Mid Cap Stock, Series NAV, JHVIT (Wellington)	3,633,298	55,843,796
Mid Value, Series NAV, JHVIT (T. Rowe Price)	8,097,870	55,470,410

139

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Managed Volatility Balanced Portfolio (continued)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) (continued)
Equity (continued)
Multifactor Developed International ETF, JHETF (DFA)	4,213,014	$95,635,418
Multifactor Emerging Markets ETF, JHETF (DFA)	3,428,739	67,854,745
Multifactor Large Cap ETF, JHETF (DFA)	4,048,820	129,886,146
Multifactor Mid Cap ETF, JHETF (DFA)	3,010,726	85,534,726
Multifactor Small Cap ETF, JHETF (DFA)	3,396,524	64,567,921
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	2,086,480	30,045,310
Small Cap Value, Series NAV, JHVIT (Wellington)	2,464,702	28,491,953
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	74,013,742	1,171,637,539
		2,623,649,122
Fixed income - 47.0%
Bond, Class NAV, JHSB (MIM US) (B)	42,878,086	676,616,204
Core Bond, Series NAV, JHVIT (Wells Capital)	17,261,950	235,280,380
Select Bond, Series NAV, JHVIT (MIM US) (B)	124,499,073	1,726,802,142
		2,638,698,726
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $5,627,289,114)		$5,262,347,848
UNAFFILIATED INVESTMENT COMPANIES - 0.6%
Equity - 0.6%
Fidelity 500 Index Fund	374,160	33,700,603
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $37,166,911)		$33,700,603
SHORT-TERM INVESTMENTS - 0.8%
Certificate of deposit - 0.2%
Credit Suisse AG (SOFR + 0.150%) 0.160%, 09/01/2020 *	$11,515,000	11,456,926
Managed Volatility Balanced Portfolio (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Commercial paper - 0.1%
The University of California 1.750%, 04/02/2020 *	$695,000	$692,058
The University of Chicago 1.630%, 04/27/2020 *	3,615,000	3,610,497
Yale University 1.600%, 06/04/2020 *	2,770,000	2,763,848
		7,066,403
Short-term funds - 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.3210% (D)	26,029,213	26,029,213
TOTAL SHORT-TERM INVESTMENTS (Cost $44,609,019)		$44,552,542
Total Investments (Managed Volatility Balanced Portfolio) (Cost $5,709,065,044) - 95.1%		$5,340,600,993
Other assets and liabilities, net - 4.9%		273,107,971
TOTAL NET ASSETS - 100.0%		$5,613,708,964
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
SOFR	Secured Overnight Financing Rate
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	The rate shown is the annualized seven-day yield as of 3-31-20.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	1,149	Short	Jun 2020	$(158,445,122)	$(158,698,444)	$(253,322)
Euro STOXX 50 Index Futures	5,422	Short	Jun 2020	(147,294,682)	(164,268,419)	(16,973,737)
FTSE 100 Index Futures	987	Short	Jun 2020	(63,473,552)	(69,088,578)	(5,615,026)
Japanese Yen Currency Futures	778	Short	Jun 2020	(90,336,922)	(90,632,138)	(295,216)
MSCI Emerging Markets Index Futures	5,443	Short	Jun 2020	(219,980,145)	(229,395,235)	(9,415,090)
Nikkei 225 Index Futures	521	Short	Jun 2020	(85,284,091)	(90,705,603)	(5,421,512)
Pound Sterling Currency Futures	864	Short	Jun 2020	(65,816,647)	(67,262,400)	(1,445,753)
Russell 2000 E-Mini Index Futures	1,096	Short	Jun 2020	(60,881,590)	(62,888,480)	(2,006,890)
S&P 500 Index E-Mini Futures	9,235	Short	Jun 2020	(1,151,325,137)	(1,187,851,875)	(36,526,738)
S&P Mid 400 Index E-Mini Futures	1,388	Short	Jun 2020	(191,462,508)	(199,566,640)	(8,104,132)
						$(86,057,416)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Managed Volatility Conservative Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 96.4%
Equity - 18.6%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	672,936	$20,147,699
140

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Managed Volatility Conservative Portfolio (continued)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) (continued)
Equity (continued)
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,017,642	$9,067,192
Equity Income, Series NAV, JHVIT (T. Rowe Price)	1,824,647	19,888,648
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	485,101	19,117,811
Multifactor Developed International ETF, JHETF (DFA)	19,777	448,938
Multifactor Emerging Markets ETF, JHETF (DFA)	191,981	3,799,304
Multifactor Large Cap ETF, JHETF (DFA)	317,405	10,182,352
Multifactor Mid Cap ETF, JHETF (DFA)	438,251	12,450,711
Multifactor Small Cap ETF, JHETF (DFA)	393,231	7,475,321
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	5,459,017	86,416,242
		188,994,218
Fixed income - 77.8%
Bond, Class NAV, JHSB (MIM US) (B)	12,900,259	203,566,086
Core Bond, Series NAV, JHVIT (Wells Capital)	5,177,487	70,569,148
Select Bond, Series NAV, JHVIT (MIM US) (B)	37,388,514	518,578,690
		792,713,924
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $994,348,835)		$981,708,142
UNAFFILIATED INVESTMENT COMPANIES - 0.4%
Equity - 0.4%
Fidelity 500 Index Fund	43,627	3,929,471
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $4,318,760)		$3,929,471
SHORT-TERM INVESTMENTS - 0.7%
Certificate of deposit - 0.1%
Credit Suisse AG (SOFR + 0.150%) 0.160%, 09/01/2020	$1,240,000	1,233,746
Managed Volatility Conservative Portfolio (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Commercial paper - 0.1%
The University of California 1.750%, 04/02/2020 *	$445,000	$443,118
The University of Chicago 1.630%, 04/27/2020 *	425,000	424,471
Yale University 1.600%, 06/04/2020 *	340,000	339,245
		1,206,834
Short-term funds - 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.3210% (C)	4,585,755	4,585,755
TOTAL SHORT-TERM INVESTMENTS (Cost $7,034,266)		$7,026,335
Total Investments (Managed Volatility Conservative Portfolio) (Cost $1,005,701,861) - 97.5%		$992,663,948
Other assets and liabilities, net - 2.5%		25,942,799
TOTAL NET ASSETS - 100.0%		$1,018,606,747
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
SOFR	Secured Overnight Financing Rate
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 3-31-20.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	95	Short	Jun 2020	$(12,970,066)	$(13,121,281)	$(151,215)
Euro STOXX 50 Index Futures	444	Short	Jun 2020	(12,151,007)	(13,451,711)	(1,300,704)
FTSE 100 Index Futures	73	Short	Jun 2020	(4,697,831)	(5,109,895)	(412,064)
Japanese Yen Currency Futures	56	Short	Jun 2020	(6,412,246)	(6,523,650)	(111,404)
MSCI Emerging Markets Index Futures	407	Short	Jun 2020	(16,236,159)	(17,153,015)	(916,856)
Nikkei 225 Index Futures	38	Short	Jun 2020	(6,214,994)	(6,615,764)	(400,770)
Pound Sterling Currency Futures	65	Short	Jun 2020	(4,846,788)	(5,060,250)	(213,462)
Russell 2000 E-Mini Index Futures	90	Short	Jun 2020	(4,770,400)	(5,164,200)	(393,800)
S&P 500 Index E-Mini Futures	951	Short	Jun 2020	(114,993,428)	(122,322,375)	(7,328,947)
S&P Mid 400 Index E-Mini Futures	138	Short	Jun 2020	(18,161,148)	(19,841,640)	(1,680,492)
						$(12,909,714)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
141

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Managed Volatility Growth Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 91.3%
Equity - 65.6%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	10,199,761	$305,380,839
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	34,670,067	308,910,296
Equity Income, Series NAV, JHVIT (T. Rowe Price)	28,034,710	305,578,336
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	10,037,379	395,573,115
Mid Cap Stock, Series NAV, JHVIT (Wellington)	7,513,055	115,475,659
Mid Value, Series NAV, JHVIT (T. Rowe Price)	16,976,251	116,287,321
Multifactor Developed International ETF, JHETF (DFA)	8,733,370	198,247,499
Multifactor Emerging Markets ETF, JHETF (DFA)	6,837,912	135,322,278
Multifactor Large Cap ETF, JHETF (DFA)	6,437,262	206,507,365
Multifactor Mid Cap ETF, JHETF (DFA)	5,064,209	143,874,178
Multifactor Small Cap ETF, JHETF (DFA)	7,029,913	133,638,646
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	3,434,956	49,463,363
Small Cap Value, Series NAV, JHVIT (Wellington)	4,278,838	49,463,363
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	123,547,611	1,955,758,687
		4,419,480,945
Fixed income - 25.7%
Bond, Class NAV, JHSB (MIM US) (B)	28,046,436	442,572,757
Core Bond, Series NAV, JHVIT (Wells Capital)	11,308,363	154,132,988
Select Bond, Series NAV, JHVIT (MIM US) (B)	81,871,659	1,135,559,911
		1,732,265,656
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $6,808,890,250)		$6,151,746,601
UNAFFILIATED INVESTMENT COMPANIES - 0.6%
Equity - 0.6%
Fidelity International Index Fund	1,326,765	43,876,120
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $52,323,211)		$43,876,120
Managed Volatility Growth Portfolio (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.3%
Certificate of deposit - 0.0%
Credit Suisse AG (SOFR + 0.150%) 0.160%, 09/01/2020 *	$1,470,000	$1,462,586
Commercial paper - 0.1%
The University of California 1.750%, 04/02/2020 *	280,000	278,816
The University of Chicago 1.630%, 04/27/2020 *	4,325,000	4,319,612
Yale University 1.600%, 06/04/2020 *	3,155,000	3,147,993
		7,746,421
Short-term funds - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.3210% (D)	10,908,282	10,908,282
TOTAL SHORT-TERM INVESTMENTS (Cost $20,124,056)		$20,117,289
Total Investments (Managed Volatility Growth Portfolio) (Cost $6,881,337,517) - 92.2%		$6,215,740,010
Other assets and liabilities, net - 7.8%		524,865,420
TOTAL NET ASSETS - 100.0%		$6,740,605,430
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
SOFR	Secured Overnight Financing Rate
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	The rate shown is the annualized seven-day yield as of 3-31-20.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	2,259	Short	Jun 2020	$(314,076,051)	$(312,010,256)	$2,065,795
Euro STOXX 50 Index Futures	10,542	Short	Jun 2020	(286,422,431)	(319,387,251)	(32,964,820)
FTSE 100 Index Futures	1,893	Short	Jun 2020	(121,647,403)	(132,507,273)	(10,859,870)
Japanese Yen Currency Futures	1,406	Short	Jun 2020	(164,590,226)	(163,790,213)	800,013
MSCI Emerging Markets Index Futures	10,829	Short	Jun 2020	(439,068,813)	(456,388,205)	(17,319,392)
Nikkei 225 Index Futures	940	Short	Jun 2020	(154,092,655)	(163,653,104)	(9,560,449)
Pound Sterling Currency Futures	1,663	Short	Jun 2020	(129,015,006)	(129,464,550)	(449,544)
Russell 2000 E-Mini Index Futures	2,127	Short	Jun 2020	(120,745,355)	(122,047,260)	(1,301,905)
S&P 500 Index E-Mini Futures	15,456	Short	Jun 2020	(1,961,311,038)	(1,988,028,000)	(26,716,962)
S&P Mid 400 Index E-Mini Futures	2,582	Short	Jun 2020	(363,311,225)	(371,239,960)	(7,928,735)
						$(104,235,869)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
142

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Managed Volatility Moderate Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 94.7%
Equity - 37.1%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	1,905,490	$57,050,377
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	3,340,232	29,761,464
Equity Income, Series NAV, JHVIT (T. Rowe Price)	4,979,734	54,279,097
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	1,526,544	60,161,084
Mid Cap Stock, Series NAV, JHVIT (Wellington)	999,057	15,355,505
Mid Value, Series NAV, JHVIT (T. Rowe Price)	2,144,706	14,691,234
Multifactor Developed International ETF, JHETF (DFA)	643,946	14,617,574
Multifactor Emerging Markets ETF, JHETF (DFA)	645,545	12,775,336
Multifactor Large Cap ETF, JHETF (DFA)	990,994	31,791,088
Multifactor Mid Cap ETF, JHETF (DFA)	392,513	11,151,294
Multifactor Small Cap ETF, JHETF (DFA)	478,336	9,093,167
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	508,017	7,315,440
Small Cap Value, Series NAV, JHVIT (Wellington)	583,034	6,739,870
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	17,827,495	282,209,251
		606,991,781
Fixed income - 57.6%
Bond, Class NAV, JHSB (MIM US) (B)	15,270,252	240,964,582
Core Bond, Series NAV, JHVIT (Wells Capital)	6,151,892	83,850,282
Select Bond, Series NAV, JHVIT (MIM US) (B)	44,381,268	615,568,189
		940,383,053
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,630,871,288)		$1,547,374,834
UNAFFILIATED INVESTMENT COMPANIES - 0.8%
Equity - 0.8%
Fidelity 500 Index Fund	139,651	12,578,344
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $13,862,628)		$12,578,344
Managed Volatility Moderate Portfolio (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.6%
Certificate of deposit - 0.2%
Credit Suisse AG (SOFR + 0.150%) 0.160%, 09/01/2020 *	$2,775,000	$2,761,005
Commercial paper - 0.1%
The University of Chicago 1.630%, 04/27/2020 *	1,025,000	1,023,723
Yale University 1.600%, 06/04/2020 *	735,000	733,368
		1,757,091
Short-term funds - 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.3210% (D)	5,302,156	5,302,156
TOTAL SHORT-TERM INVESTMENTS (Cost $9,833,858)		$9,820,252
Total Investments (Managed Volatility Moderate Portfolio) (Cost $1,654,567,774) - 96.1%		$1,569,773,430
Other assets and liabilities, net - 3.9%		63,260,112
TOTAL NET ASSETS - 100.0%		$1,633,033,542
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
SOFR	Secured Overnight Financing Rate
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	The rate shown is the annualized seven-day yield as of 3-31-20.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	261	Short	Jun 2020	$(35,848,398)	$(36,048,994)	$(200,596)
Euro STOXX 50 Index Futures	1,218	Short	Jun 2020	(33,037,662)	(36,901,316)	(3,863,654)
FTSE 100 Index Futures	207	Short	Jun 2020	(13,278,211)	(14,489,702)	(1,211,491)
Japanese Yen Currency Futures	157	Short	Jun 2020	(18,090,827)	(18,289,519)	(198,692)
MSCI Emerging Markets Index Futures	1,046	Short	Jun 2020	(42,094,302)	(44,083,670)	(1,989,368)
Nikkei 225 Index Futures	105	Short	Jun 2020	(16,856,440)	(18,280,400)	(1,423,960)
Pound Sterling Currency Futures	182	Short	Jun 2020	(13,722,657)	(14,168,700)	(446,043)
Russell 2000 E-Mini Index Futures	239	Short	Jun 2020	(13,049,001)	(13,713,820)	(664,819)
S&P 500 Index E-Mini Futures	2,229	Short	Jun 2020	(274,459,499)	(286,705,125)	(12,245,626)
S&P Mid 400 Index E-Mini Futures	288	Short	Jun 2020	(38,951,665)	(41,408,640)	(2,456,975)
						$(24,701,224)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
143

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.8%
Communication services – 1.9%
Entertainment – 0.2%
Cinemark Holdings, Inc.	73,448	$748,435
World Wrestling Entertainment, Inc., Class A (A)	32,697	1,109,409
		1,857,844
Interactive media and services – 0.2%
TripAdvisor, Inc. (A)	72,391	1,258,879
Yelp, Inc. (A)(B)	44,014	793,572
		2,052,451
Media – 1.4%
AMC Networks, Inc., Class A (B)	30,366	738,197
Cable One, Inc.	3,463	5,693,207
John Wiley & Sons, Inc., Class A	30,141	1,129,986
Meredith Corp. (A)	27,695	338,433
TEGNA, Inc.	149,441	1,622,929
The New York Times Company, Class A (A)	99,043	3,041,611
		12,564,363
Wireless telecommunication services – 0.1%
Telephone & Data Systems, Inc.	67,384	1,129,356
		17,604,014
Consumer discretionary – 11.8%
Auto components – 1.2%
Adient PLC (B)	59,974	543,964
Dana, Inc.	99,162	774,455
Delphi Technologies PLC (B)	59,301	477,373
Gentex Corp.	174,291	3,862,289
Lear Corp.	37,913	3,080,431
The Goodyear Tire & Rubber Company	160,230	932,539
Visteon Corp. (B)	19,267	924,431
		10,595,482
Automobiles – 0.2%
Thor Industries, Inc. (A)	38,031	1,604,148
Distributors – 0.6%
Pool Corp.	27,585	5,427,900
Diversified consumer services – 1.1%
Adtalem Global Education, Inc. (B)	37,201	996,615
Graham Holdings Company, Class B	2,997	1,022,486
Grand Canyon Education, Inc. (B)	33,226	2,534,645
Service Corp. International	125,932	4,925,201
WW International, Inc. (B)	32,004	541,188
		10,020,135
Hotels, restaurants and leisure – 3.7%
Boyd Gaming Corp.	55,144	795,176
Brinker International, Inc. (A)	25,748	309,233
Caesars Entertainment Corp. (A)(B)	384,541	2,599,497
Choice Hotels International, Inc. (A)	21,886	1,340,518
Churchill Downs, Inc. (A)	24,424	2,514,451
Cracker Barrel Old Country Store, Inc. (A)	16,577	1,379,538
Domino's Pizza, Inc.	26,640	8,633,225
Dunkin' Brands Group, Inc.	57,077	3,030,789
Eldorado Resorts, Inc. (A)(B)	45,008	648,115
Jack in the Box, Inc. (A)	16,296	571,175
Marriott Vacations Worldwide Corp.	25,780	1,432,852
Papa John's International, Inc. (A)	15,187	810,530
Penn National Gaming, Inc. (A)(B)	75,069	949,623
Scientific Games Corp. (A)(B)	37,264	361,461
Six Flags Entertainment Corp.	54,158	679,141
Texas Roadhouse, Inc. (A)	44,952	1,856,518
The Cheesecake Factory, Inc.	28,291	483,210
The Wendy's Company	126,797	1,886,739
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Wyndham Destinations, Inc.	62,492	$1,356,076
Wyndham Hotels & Resorts, Inc.	65,567	2,066,016
		33,703,883
Household durables – 0.9%
Helen of Troy, Ltd. (B)	17,337	2,497,048
KB Home	59,024	1,068,334
Taylor Morrison Home Corp. (B)	91,126	1,002,386
Tempur Sealy International, Inc. (B)	31,304	1,368,298
Toll Brothers, Inc.	83,166	1,600,946
TRI Pointe Group, Inc. (B)	95,931	841,315
		8,378,327
Internet and direct marketing retail – 0.6%
Etsy, Inc. (A)(B)	81,636	3,138,088
GrubHub, Inc. (B)	63,006	2,566,234
		5,704,322
Leisure products – 0.7%
Brunswick Corp.	56,202	1,987,865
Mattel, Inc. (A)(B)	238,877	2,104,506
Polaris, Inc.	39,618	1,907,607
		5,999,978
Multiline retail – 0.2%
Dillard's, Inc., Class A (A)	6,791	250,927
Ollie's Bargain Outlet Holdings, Inc. (A)(B)	37,678	1,745,999
		1,996,926
Specialty retail – 1.7%
Aaron's, Inc.	46,266	1,053,939
American Eagle Outfitters, Inc.	109,426	869,937
AutoNation, Inc. (B)	40,567	1,138,310
Bed Bath & Beyond, Inc. (A)	87,200	367,112
Dick's Sporting Goods, Inc.	43,816	931,528
Five Below, Inc. (B)	38,357	2,699,566
Foot Locker, Inc.	73,747	1,626,121
Murphy USA, Inc. (A)(B)	19,921	1,680,536
RH (A)(B)	11,256	1,130,890
Sally Beauty Holdings, Inc. (B)	80,145	647,572
Urban Outfitters, Inc. (B)	48,602	692,092
Williams-Sonoma, Inc. (A)	53,473	2,273,672
		15,111,275
Textiles, apparel and luxury goods – 0.9%
Carter's, Inc.	30,416	1,999,244
Columbia Sportswear Company (A)	20,005	1,395,749
Deckers Outdoor Corp. (B)	19,275	2,582,850
Skechers U.S.A., Inc., Class A (B)	92,263	2,190,324
		8,168,167
		106,710,543
Consumer staples – 3.6%
Beverages – 0.3%
The Boston Beer Company, Inc., Class A (B)	6,350	2,334,006
Food and staples retailing – 0.8%
BJ's Wholesale Club Holdings, Inc. (B)	84,170	2,143,810
Casey's General Stores, Inc.	25,342	3,357,562
Sprouts Farmers Market, Inc. (B)	81,394	1,513,114
		7,014,486
Food products – 2.2%
Darling Ingredients, Inc. (B)	112,792	2,162,223
Flowers Foods, Inc.	132,612	2,721,198
Ingredion, Inc.	45,999	3,472,925
Lancaster Colony Corp.	13,634	1,972,022
Pilgrim's Pride Corp. (B)	36,109	654,295

144

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Post Holdings, Inc. (B)	45,792	$3,799,362
Sanderson Farms, Inc.	13,584	1,675,179
The Hain Celestial Group, Inc. (A)(B)	55,350	1,437,440
Tootsie Roll Industries, Inc. (A)	11,907	428,169
TreeHouse Foods, Inc. (B)	38,729	1,709,885
		20,032,698
Household products – 0.1%
Energizer Holdings, Inc. (A)	44,325	1,340,831
Personal products – 0.2%
Edgewell Personal Care Company (B)	37,347	899,316
Nu Skin Enterprises, Inc., Class A	38,270	836,200
		1,735,516
		32,457,537
Energy – 1.0%
Energy equipment and services – 0.2%
Apergy Corp. (A)(B)	53,368	306,866
Core Laboratories NV (A)	30,573	316,123
Patterson-UTI Energy, Inc.	134,034	314,980
Transocean, Ltd. (A)(B)	396,263	459,665
		1,397,634
Oil, gas and consumable fuels – 0.8%
Antero Midstream Corp. (A)	204,637	429,738
Cimarex Energy Company	70,144	1,180,524
CNX Resources Corp. (B)	128,553	683,902
EQT Corp.	176,131	1,245,246
Equitrans Midstream Corp.	140,409	706,257
Matador Resources Company (A)(B)	75,541	187,342
Murphy Oil Corp. (A)	102,911	630,844
PBF Energy, Inc., Class A	70,184	496,903
World Fuel Services Corp.	45,053	1,134,435
WPX Energy, Inc. (B)	287,123	875,725
		7,570,916
		8,968,550
Financials – 15.5%
Banks – 5.9%
Associated Banc-Corp.	109,782	1,404,112
BancorpSouth Bank	66,109	1,250,782
Bank of Hawaii Corp.	27,748	1,532,800
Bank OZK	83,286	1,390,876
Cathay General Bancorp	52,170	1,197,302
CIT Group, Inc.	65,261	1,126,405
Commerce Bancshares, Inc. (A)	71,454	3,597,709
Cullen/Frost Bankers, Inc. (A)	39,226	2,188,419
East West Bancorp, Inc.	100,332	2,582,546
First Financial Bankshares, Inc. (A)	93,594	2,512,063
First Horizon National Corp.	214,394	1,728,016
FNB Corp.	223,864	1,649,878
Fulton Financial Corp.	113,076	1,299,243
Hancock Whitney Corp.	60,088	1,172,918
Home BancShares, Inc.	106,900	1,281,731
International Bancshares Corp.	39,528	1,062,513
PacWest Bancorp (A)	82,560	1,479,475
Pinnacle Financial Partners, Inc.	49,586	1,861,458
Prosperity Bancshares, Inc.	65,042	3,138,277
Signature Bank	37,197	2,990,267
Sterling Bancorp	139,204	1,454,682
Synovus Financial Corp.	100,965	1,772,945
TCF Financial Corp.	105,693	2,395,003
Texas Capital Bancshares, Inc. (B)	34,670	768,634
Trustmark Corp.	44,274	1,031,584
UMB Financial Corp.	29,764	1,380,454
Umpqua Holdings Corp.	151,724	1,653,792
United Bankshares, Inc.	69,952	1,614,492
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Valley National Bancorp	269,862	$1,972,691
Webster Financial Corp.	63,407	1,452,020
Wintrust Financial Corp.	39,321	1,292,088
		53,235,175
Capital markets – 2.9%
Affiliated Managers Group, Inc.	33,947	2,007,626
Eaton Vance Corp.	77,953	2,513,984
Evercore, Inc., Class A	26,929	1,240,350
FactSet Research Systems, Inc.	26,143	6,814,957
Federated Hermes, Inc.	66,192	1,260,958
Interactive Brokers Group, Inc., Class A	52,878	2,282,743
Janus Henderson Group PLC	107,214	1,642,518
Legg Mason, Inc.	56,217	2,746,200
SEI Investments Company	86,959	4,029,680
Stifel Financial Corp.	47,108	1,944,618
		26,483,634
Consumer finance – 0.7%
FirstCash, Inc.	29,405	2,109,515
LendingTree, Inc. (A)(B)	5,284	969,033
Navient Corp.	134,014	1,015,826
SLM Corp.	290,863	2,091,305
		6,185,679
Diversified financial services – 0.3%
Jefferies Financial Group, Inc.	164,802	2,252,843
Insurance – 5.2%
Alleghany Corp.	9,916	5,477,103
American Financial Group, Inc.	51,567	3,613,815
Brighthouse Financial, Inc. (B)	75,280	1,819,518
Brown & Brown, Inc.	161,116	5,835,622
CNO Financial Group, Inc.	104,131	1,290,183
First American Financial Corp.	77,396	3,282,364
Genworth Financial, Inc., Class A (B)	346,769	1,151,273
Kemper Corp.	43,163	3,210,032
Mercury General Corp.	18,688	760,975
Old Republic International Corp.	196,602	2,998,181
Primerica, Inc.	28,496	2,521,326
Reinsurance Group of America, Inc.	43,137	3,629,547
RenaissanceRe Holdings, Ltd.	30,426	4,543,210
RLI Corp.	27,493	2,417,459
Selective Insurance Group, Inc.	40,926	2,034,022
The Hanover Insurance Group, Inc.	27,140	2,458,341
		47,042,971
Thrifts and mortgage finance – 0.5%
New York Community Bancorp, Inc.	321,991	3,023,495
Washington Federal, Inc.	53,978	1,401,269
		4,424,764
		139,625,066
Health care – 11.6%
Biotechnology – 1.0%
Arrowhead Pharmaceuticals, Inc. (B)	68,970	1,984,267
Exelixis, Inc. (B)	209,342	3,604,869
Ligand Pharmaceuticals, Inc. (A)(B)	12,100	879,912
United Therapeutics Corp. (B)	30,233	2,866,844
		9,335,892
Health care equipment and supplies – 4.2%
Avanos Medical, Inc. (B)	33,022	889,282
Cantel Medical Corp.	25,814	926,723
Globus Medical, Inc., Class A (A)(B)	53,032	2,255,451
Haemonetics Corp. (B)	34,919	3,480,028
Hill-Rom Holdings, Inc.	45,997	4,627,298
ICU Medical, Inc. (B)	13,246	2,672,645
Integra LifeSciences Holdings Corp. (B)	49,102	2,193,386

145

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
LivaNova PLC (B)	33,346	$1,508,907
Masimo Corp. (B)	33,801	5,986,833
NuVasive, Inc. (B)	35,878	1,817,579
Penumbra, Inc. (B)	22,130	3,570,233
West Pharmaceutical Services, Inc.	50,978	7,761,401
		37,689,766
Health care providers and services – 2.8%
Acadia Healthcare Company, Inc. (B)	61,022	1,119,754
Amedisys, Inc. (B)	22,223	4,078,809
Chemed Corp.	11,030	4,778,196
Encompass Health Corp.	67,933	4,349,750
HealthEquity, Inc. (B)	48,834	2,470,512
MEDNAX, Inc. (B)	58,079	676,040
Molina Healthcare, Inc. (B)	43,199	6,035,332
Patterson Companies, Inc.	59,354	907,523
Tenet Healthcare Corp. (B)	71,581	1,030,766
		25,446,682
Health care technology – 0.1%
Allscripts Healthcare Solutions, Inc. (B)	111,866	787,537
Life sciences tools and services – 2.5%
Bio-Rad Laboratories, Inc., Class A (B)	14,887	5,218,787
Bio-Techne Corp.	26,258	4,979,042
Charles River Laboratories International, Inc. (B)	33,649	4,246,840
PRA Health Sciences, Inc. (B)	43,576	3,618,551
Repligen Corp. (B)	32,281	3,116,408
Syneos Health, Inc. (B)	42,908	1,691,433
		22,871,061
Pharmaceuticals – 1.0%
Catalent, Inc. (B)	106,622	5,539,013
Nektar Therapeutics (B)	121,205	2,163,509
Prestige Consumer Healthcare, Inc. (B)	34,609	1,269,458
		8,971,980
		105,102,918
Industrials – 15.7%
Aerospace and defense – 1.8%
Axon Enterprise, Inc. (A)(B)	40,884	2,893,361
Curtiss-Wright Corp.	29,412	2,717,963
Mercury Systems, Inc. (B)	38,263	2,729,682
Teledyne Technologies, Inc. (A)(B)	25,127	7,469,503
		15,810,509
Air freight and logistics – 0.4%
XPO Logistics, Inc. (B)	63,592	3,100,110
Airlines – 0.2%
JetBlue Airways Corp. (B)	198,902	1,780,173
Building products – 1.2%
Lennox International, Inc. (A)	24,158	4,391,683
Owens Corning	74,951	2,908,848
Resideo Technologies, Inc. (B)	84,618	409,551
Trex Company, Inc. (A)(B)	40,193	3,221,067
		10,931,149
Commercial services and supplies – 1.8%
Clean Harbors, Inc. (B)	35,375	1,816,153
Deluxe Corp.	29,007	752,152
Healthcare Services Group, Inc. (A)	51,066	1,220,988
Herman Miller, Inc.	40,689	903,296
HNI Corp.	29,505	743,231
KAR Auction Services, Inc.	88,721	1,064,652
MSA Safety, Inc. (A)	24,554	2,484,865
Stericycle, Inc. (B)	62,785	3,050,095
Tetra Tech, Inc.	37,610	2,656,018
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
The Brink's Company	34,466	$1,793,955
		16,485,405
Construction and engineering – 1.1%
AECOM (B)	108,228	3,230,606
Dycom Industries, Inc. (A)(B)	21,719	557,092
EMCOR Group, Inc.	38,688	2,372,348
Fluor Corp.	96,576	667,340
MasTec, Inc. (B)	41,547	1,359,833
Valmont Industries, Inc.	14,831	1,571,789
		9,759,008
Electrical equipment – 1.7%
Acuity Brands, Inc.	27,299	2,338,432
EnerSys	29,134	1,442,716
Generac Holdings, Inc. (B)	43,090	4,014,695
Hubbell, Inc.	37,470	4,299,308
nVent Electric PLC	107,217	1,808,751
Regal Beloit Corp.	28,208	1,775,694
		15,679,596
Industrial conglomerates – 0.5%
Carlisle Companies, Inc.	39,046	4,891,683
Machinery – 4.3%
AGCO Corp.	43,187	2,040,586
Colfax Corp. (B)	57,603	1,140,539
Crane Company	35,125	1,727,448
Donaldson Company, Inc.	87,197	3,368,420
Graco, Inc.	114,907	5,599,418
ITT, Inc.	60,423	2,740,787
Kennametal, Inc.	57,086	1,062,941
Lincoln Electric Holdings, Inc.	42,130	2,906,970
Nordson Corp.	35,252	4,761,488
Oshkosh Corp.	46,889	3,016,369
Terex Corp.	45,194	648,986
The Timken Company	46,707	1,510,504
The Toro Company	73,446	4,780,600
Trinity Industries, Inc. (A)	67,621	1,086,669
Woodward, Inc.	38,850	2,309,244
		38,700,969
Marine – 0.2%
Kirby Corp. (A)(B)	41,302	1,795,398
Professional services – 0.8%
ASGN, Inc. (B)	36,378	1,284,871
FTI Consulting, Inc. (B)	25,927	3,105,277
Insperity, Inc. (A)	25,904	966,219
ManpowerGroup, Inc.	40,623	2,152,613
		7,508,980
Road and rail – 0.9%
Avis Budget Group, Inc. (B)	39,165	544,394
Knight-Swift Transportation Holdings, Inc. (A)	84,651	2,776,553
Landstar System, Inc.	27,189	2,606,338
Ryder System, Inc.	36,717	970,797
Werner Enterprises, Inc. (A)	30,515	1,106,474
		8,004,556
Trading companies and distributors – 0.8%
GATX Corp.	24,183	1,512,888
MSC Industrial Direct Company, Inc., Class A	31,035	1,705,994
NOW, Inc. (B)	74,960	386,794
Watsco, Inc.	22,494	3,554,727
		7,160,403
		141,607,939
Information technology – 16.2%

146

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment – 1.3%
Ciena Corp. (B)	106,581	$4,242,990
InterDigital, Inc.	21,450	957,314
Lumentum Holdings, Inc. (B)	53,189	3,920,029
NetScout Systems, Inc. (B)	45,374	1,074,003
ViaSat, Inc. (B)	39,734	1,427,245
		11,621,581
Electronic equipment, instruments and components – 3.7%
Arrow Electronics, Inc. (B)	56,116	2,910,737
Avnet, Inc.	69,560	1,745,956
Belden, Inc.	26,621	960,486
Cognex Corp.	117,743	4,971,109
Coherent, Inc. (B)	16,640	1,770,662
II-VI, Inc. (B)	60,089	1,712,537
Jabil, Inc. (A)	95,710	2,352,552
Littelfuse, Inc.	16,782	2,239,054
National Instruments Corp.	81,267	2,688,312
SYNNEX Corp.	28,151	2,057,838
Tech Data Corp. (B)	24,405	3,193,394
Trimble, Inc. (B)	171,647	5,463,524
Vishay Intertechnology, Inc.	91,184	1,313,961
		33,380,122
IT services – 2.2%
CACI International, Inc., Class A (B)	17,253	3,642,971
CoreLogic, Inc.	54,786	1,673,164
KBR, Inc.	97,637	2,019,133
LiveRamp Holdings, Inc. (B)	46,641	1,535,422
MAXIMUS, Inc.	44,080	2,565,456
Perspecta, Inc.	94,739	1,728,039
Sabre Corp.	188,700	1,118,991
Science Applications International Corp.	33,805	2,522,867
WEX, Inc. (B)	29,826	3,118,308
		19,924,351
Semiconductors and semiconductor equipment – 4.6%
Cabot Microelectronics Corp.	20,052	2,288,735
Cirrus Logic, Inc. (B)	39,822	2,613,518
Cree, Inc. (A)(B)	74,209	2,631,451
Cypress Semiconductor Corp.	254,448	5,933,727
First Solar, Inc. (B)	52,288	1,885,505
MKS Instruments, Inc.	37,556	3,058,936
Monolithic Power Systems, Inc.	27,833	4,660,914
Semtech Corp. (B)	45,642	1,711,575
Silicon Laboratories, Inc. (B)	29,883	2,552,307
SolarEdge Technologies, Inc. (A)(B)	33,492	2,742,325
Synaptics, Inc. (B)	23,056	1,334,251
Teradyne, Inc.	115,457	6,254,306
Universal Display Corp.	29,212	3,849,557
		41,517,107
Software – 4.3%
ACI Worldwide, Inc. (B)	79,645	1,923,427
Blackbaud, Inc.	33,888	1,882,478
CDK Global, Inc.	83,640	2,747,574
Ceridian HCM Holding, Inc. (B)	69,438	3,476,761
CommVault Systems, Inc. (B)	28,974	1,172,868
Fair Isaac Corp. (B)	19,954	6,139,646
j2 Global, Inc.	31,895	2,387,341
LogMeIn, Inc.	33,632	2,800,873
Manhattan Associates, Inc. (B)	44,026	2,193,375
PTC, Inc. (B)	71,614	4,383,493
Teradata Corp. (B)	77,509	1,588,159
Tyler Technologies, Inc. (B)	26,860	7,965,602
		38,661,597
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Technology hardware, storage and peripherals – 0.1%
NCR Corp. (B)	87,913	$1,556,060
		146,660,818
Materials – 5.8%
Chemicals – 2.4%
Ashland Global Holdings, Inc.	41,495	2,077,655
Cabot Corp.	39,256	1,025,367
Ingevity Corp. (B)	28,816	1,014,323
Minerals Technologies, Inc.	24,014	870,748
NewMarket Corp.	5,088	1,948,043
Olin Corp.	110,009	1,283,805
PolyOne Corp.	62,178	1,179,517
RPM International, Inc.	89,346	5,316,087
Sensient Technologies Corp.	29,157	1,268,621
The Chemours Company	112,648	999,188
The Scotts Miracle-Gro Company	27,298	2,795,315
Valvoline, Inc.	129,800	1,699,082
		21,477,751
Construction materials – 0.2%
Eagle Materials, Inc.	28,683	1,675,661
Containers and packaging – 1.2%
AptarGroup, Inc.	44,044	4,384,140
Greif, Inc., Class A	18,091	562,449
O-I Glass, Inc.	107,225	762,370
Silgan Holdings, Inc.	53,421	1,550,277
Sonoco Products Company	68,965	3,196,528
		10,455,764
Metals and mining – 1.8%
Allegheny Technologies, Inc. (B)	86,869	738,387
Carpenter Technology Corp.	32,878	641,121
Commercial Metals Company	81,746	1,290,769
Compass Minerals International, Inc.	23,345	898,082
Reliance Steel & Aluminum Company	45,925	4,022,571
Royal Gold, Inc.	45,191	3,963,703
Steel Dynamics, Inc.	148,441	3,345,860
United States Steel Corp. (A)	117,151	739,223
Worthington Industries, Inc.	25,430	667,538
		16,307,254
Paper and forest products – 0.2%
Domtar Corp.	39,459	853,893
Louisiana-Pacific Corp.	80,922	1,390,240
		2,244,133
		52,160,563
Real estate – 9.7%
Equity real estate investment trusts – 9.3%
American Campus Communities, Inc.	94,668	2,627,037
Brixmor Property Group, Inc.	205,208	1,949,476
Camden Property Trust	66,715	5,286,497
Career Education Corp.	163,906	594,979
CoreCivic, Inc.	82,054	916,543
CoreSite Realty Corp.	25,965	3,009,344
Corporate Office Properties Trust	77,206	1,708,569
Cousins Properties, Inc.	101,115	2,959,636
CyrusOne, Inc.	77,992	4,816,006
Douglas Emmett, Inc.	113,562	3,464,777
EastGroup Properties, Inc.	26,463	2,764,854
EPR Properties	54,055	1,309,212
First Industrial Realty Trust, Inc.	87,466	2,906,495
Healthcare Realty Trust, Inc.	92,140	2,573,470
Highwoods Properties, Inc.	71,477	2,531,715
JBG SMITH Properties	81,321	2,588,447
Kilroy Realty Corp.	67,196	4,280,385
Lamar Advertising Company, Class A	59,259	3,038,802

147

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Life Storage, Inc.	32,141	$3,038,932
Mack-Cali Realty Corp.	62,389	950,184
Medical Properties Trust, Inc.	356,502	6,163,920
National Retail Properties, Inc.	118,254	3,806,596
Omega Healthcare Investors, Inc.	150,542	3,995,385
Park Hotels & Resorts, Inc.	164,931	1,304,604
Pebblebrook Hotel Trust	90,003	980,133
PotlatchDeltic Corp.	46,314	1,453,796
PS Business Parks, Inc.	13,799	1,870,040
Rayonier, Inc.	89,093	2,098,140
Sabra Health Care REIT, Inc.	133,454	1,457,318
Service Properties Trust	113,381	612,257
Spirit Realty Capital, Inc.	68,711	1,796,793
Taubman Centers, Inc.	42,179	1,766,457
The GEO Group, Inc.	83,555	1,016,029
The Macerich Company	75,915	427,401
Urban Edge Properties	79,343	699,012
Weingarten Realty Investors	83,333	1,202,495
		83,965,736
Real estate management and development – 0.4%
Jones Lang LaSalle, Inc.	35,506	3,585,396
		87,551,132
Utilities – 5.0%
Electric utilities – 1.6%
ALLETE, Inc.	35,598	2,160,087
Hawaiian Electric Industries, Inc.	75,079	3,232,151
IDACORP, Inc.	34,722	3,048,244
OGE Energy Corp.	137,916	4,238,159
PNM Resources, Inc.	54,879	2,085,402
		14,764,043
Gas utilities – 1.8%
National Fuel Gas Company	59,476	2,217,860
New Jersey Resources Corp.	65,799	2,235,192
ONE Gas, Inc. (A)	36,334	3,038,249
Southwest Gas Holdings, Inc.	37,636	2,617,960
Spire, Inc.	35,122	2,615,887
UGI Corp.	144,003	3,840,560
		16,565,708
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multi-utilities – 0.9%
Black Hills Corp.	42,340	$2,711,030
MDU Resources Group, Inc.	138,059	2,968,269
NorthWestern Corp.	34,757	2,079,511
		7,758,810
Water utilities – 0.7%
Essential Utilities, Inc.	148,709	6,052,456
		45,141,017
TOTAL COMMON STOCKS (Cost $1,060,142,809)		$883,590,097
SHORT-TERM INVESTMENTS – 6.2%
Short-term funds – 4.6%
John Hancock Collateral Trust, 1.1260% (C)(D)	4,127,002	41,259,706
Repurchase agreement – 1.6%
Repurchase Agreement with State Street Corp. dated 3-31-20 at 0.000% to be repurchased at $14,850,000 on 4-1-20, collateralized by $14,445,000 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-22 (valued at $15,148,630)	$14,850,000	14,850,000
TOTAL SHORT-TERM INVESTMENTS (Cost $56,104,337)		$56,109,706
Total Investments (Mid Cap Index Trust) (Cost $1,116,247,146) – 104.0%		$939,699,803
Other assets and liabilities, net – (4.0%)		(36,395,669)
TOTAL NET ASSETS – 100.0%		$903,304,134
Security Abbreviations and Legend
(A)	All or a portion of this security is on loan as of 3-31-20. The value of securities on loan amounted to $39,979,426.
(B)	Non-income producing security.
(C)	The rate shown is the annualized seven-day yield as of 3-31-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P Mid 400 Index E-Mini Futures	124	Long	Jun 2020	$17,399,209	$17,828,720	$429,511
						$429,511
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Mid Cap Stock Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 91.5%
Communication services – 6.7%
Entertainment – 6.2%
Live Nation Entertainment, Inc. (A)	36,732	$1,669,837
Roku, Inc. (A)	83,696	7,321,726
Spotify Technology SA (A)(B)	186,112	22,601,441
Mid Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
Take-Two Interactive Software, Inc. (A)	50,647	$6,007,241
		37,600,245
Interactive media and services – 0.5%
Match Group, Inc. (A)(B)	48,276	3,188,147
		40,788,392

148

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary – 13.3%
Diversified consumer services – 1.5%
Chegg, Inc. (A)	256,647	$9,182,830
Hotels, restaurants and leisure – 4.9%
Aramark	264,708	5,286,219
Chipotle Mexican Grill, Inc. (A)	14,904	9,753,178
Marriott Vacations Worldwide Corp.	8,256	458,868
Planet Fitness, Inc., Class A (A)	192,894	9,393,938
Vail Resorts, Inc.	35,093	5,183,587
		30,075,790
Household durables – 0.7%
Lennar Corp., A Shares	101,534	3,878,599
Leisure products – 1.3%
Peloton Interactive, Inc., Class A (A)(B)	294,809	7,827,179
Specialty retail – 4.2%
Burlington Stores, Inc. (A)	64,890	10,282,469
Five Below, Inc. (A)	136,433	9,602,155
Floor & Decor Holdings, Inc., Class A (A)(B)	165,914	5,324,180
JAND, Inc., Class A (A)(C)(D)	28,798	429,954
		25,638,758
Textiles, apparel and luxury goods – 0.7%
Carter's, Inc.	67,545	4,439,733
		81,042,889
Consumer staples – 4.3%
Beverages – 4.3%
Monster Beverage Corp. (A)	295,822	16,642,946
The Boston Beer Company, Inc., Class A (A)(B)	26,051	9,575,306
		26,218,252
Financials – 1.2%
Capital markets – 1.2%
The Blackstone Group, Inc., Class A	155,979	7,107,963
Health care – 26.2%
Biotechnology – 7.5%
Apellis Pharmaceuticals, Inc. (A)	98,224	2,631,421
Argenx SE, ADR (A)	26,546	3,496,905
Ascendis Pharma A/S, ADR (A)	29,040	3,270,194
Exact Sciences Corp. (A)	244,293	14,168,994
Galapagos NV (A)	48,478	9,519,979
Galapagos NV, ADR (A)	4,610	903,191
Ionis Pharmaceuticals, Inc. (A)	94,825	4,483,326
Kodiak Sciences, Inc. (A)	33,079	1,577,868
Seattle Genetics, Inc. (A)	48,796	5,630,082
		45,681,960
Health care equipment and supplies – 13.4%
ABIOMED, Inc. (A)	97,450	14,145,842
DexCom, Inc. (A)	94,548	25,458,940
Haemonetics Corp. (A)	22,028	2,195,310
Insulet Corp. (A)	120,128	19,902,807
Novocure, Ltd. (A)(B)	48,646	3,275,822
Tandem Diabetes Care, Inc. (A)	262,309	16,879,584
		81,858,305
Health care technology – 2.3%
Veeva Systems, Inc., Class A (A)	89,194	13,947,266
Life sciences tools and services – 1.1%
Agilent Technologies, Inc.	95,626	6,848,734
Pharmaceuticals – 1.9%
Elanco Animal Health, Inc. (A)	400,897	8,976,084
Mid Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Reata Pharmaceuticals, Inc., Class A (A)(B)	19,792	$2,856,777
		11,832,861
		160,169,126
Industrials – 8.8%
Aerospace and defense – 1.7%
L3Harris Technologies, Inc.	58,925	10,613,571
Building products – 2.4%
Trane Technologies PLC	175,262	14,474,889
Commercial services and supplies – 2.0%
Copart, Inc. (A)	139,602	9,565,529
The Brink's Company	48,830	2,541,602
		12,107,131
Professional services – 2.7%
CoStar Group, Inc. (A)	27,797	16,322,676
		53,518,267
Information technology – 31.0%
IT services – 5.8%
GoDaddy, Inc., Class A (A)	205,579	11,740,617
Leidos Holdings, Inc.	68,635	6,290,398
Square, Inc., Class A (A)	327,233	17,140,465
		35,171,480
Semiconductors and semiconductor equipment – 7.2%
Advanced Micro Devices, Inc. (A)	751,976	34,199,866
Marvell Technology Group, Ltd.	431,899	9,773,874
		43,973,740
Software – 18.0%
2U, Inc. (A)(B)	109,066	2,314,381
Alteryx, Inc., Class A (A)	46,338	4,409,987
DraftKings, Inc. (A)(C)(D)	1,058,486	4,201,432
Fair Isaac Corp. (A)	32,517	10,005,156
Guidewire Software, Inc. (A)	223,806	17,750,054
RingCentral, Inc., Class A (A)	14,849	3,146,652
Slack Technologies, Inc., Class A (A)(B)	523,405	14,048,190
Splunk, Inc. (A)	223,982	28,273,248
The Trade Desk, Inc., Class A (A)	5,900	1,138,700
Workday, Inc., Class A (A)	142,904	18,608,959
Zoom Video Communications, Inc., Class A (A)(B)	42,612	6,226,465
		110,123,224
		189,268,444
TOTAL COMMON STOCKS (Cost $538,680,521)		$558,113,333
PREFERRED SECURITIES – 2.9%
Consumer discretionary – 1.2%
Diversified consumer services – 0.4%
The Honest Company, Inc., Series C (A)(C)(D)	75,561	2,405,862
Internet and direct marketing retail – 0.7%
Coupang LLC (A)(C)(D)	707,162	4,143,969
One Kings Lane, Inc. (A)(D)	302,694	48,431
		4,192,400
Specialty retail – 0.1%
JAND, Inc., Series D (A)(C)(D)	64,307	960,104
		7,558,366
Information technology – 1.4%
Software – 1.4%
Essence Group Holdings Corp. (A)(C)(D)	1,663,188	4,390,816
Lookout, Inc., Series F (A)(C)(D)	211,003	1,405,280

149

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Software (continued)
MarkLogic Corp., Series F (A)(C)(D)	253,035	$2,603,730
		8,399,826
Real estate – 0.3%
Real estate management and development – 0.3%
The We Company, Inc., Series D1 (A)(C)(D)	92,333	1,073,833
The We Company, Inc., Series D2 (A)(C)(D)	81,039	942,484
		2,016,317
TOTAL PREFERRED SECURITIES (Cost $16,954,078)		$17,974,509
EXCHANGE-TRADED FUNDS – 3.6%
iShares Russell Mid-Cap Growth ETF	178,304	21,679,983
TOTAL EXCHANGE-TRADED FUNDS (Cost $21,797,541)		$21,679,983
SHORT-TERM INVESTMENTS – 6.5%
Short-term funds – 6.1%
John Hancock Collateral Trust, 1.1260% (E)(F)	3,681,200	36,802,793
Repurchase agreement – 0.4%
Deutsche Bank Tri-Party Repurchase Agreement dated 3-31-20 at 0.020% to be repurchased at $2,600,001 on 4-1-20, collateralized by $2,478,553 Federal Home Loan Mortgage Corp., 4.000% due 6-1-49 (valued at $2,652,000)	$2,600,000	2,600,000
TOTAL SHORT-TERM INVESTMENTS (Cost $39,390,412)		$39,402,793
Total Investments (Mid Cap Stock Trust) (Cost $616,822,552) – 104.5%		$637,170,618
Other assets and liabilities, net – (4.5%)		(27,275,224)
TOTAL NET ASSETS – 100.0%		$609,895,394
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-20. The value of securities on loan amounted to $35,849,674.
(C)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to Portfolio of Investments.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 3-31-20.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Mid Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.3%
Communication services – 4.6%
Media – 4.2%
AMC Networks, Inc., Class A (A)	51,976	$1,263,537
DISH Network Corp., Class A (A)	88,794	1,774,992
Fox Corp., Class A	62,930	1,487,036
News Corp., Class A	988,872	8,875,126
Scholastic Corp. (B)	77,942	1,986,742
ViacomCBS, Inc., Class B	319,038	4,469,722
		19,857,155
Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Wireless telecommunication services – 0.4%
Telephone & Data Systems, Inc.	105,307	$1,764,945
		21,622,100
Consumer discretionary – 3.0%
Diversified consumer services – 1.4%
Strategic Education, Inc.	47,142	6,588,566
Multiline retail – 0.4%
Nordstrom, Inc. (B)	118,311	1,814,891
Specialty retail – 0.4%
Tiffany & Company	16,616	2,151,772
Textiles, apparel and luxury goods – 0.8%
Ralph Lauren Corp.	49,650	3,318,110
Under Armour, Inc., Class C (A)	31,738	255,808
		3,573,918
		14,129,147
Consumer staples – 9.9%
Beverages – 1.2%
Carlsberg A/S, Class B	32,344	3,641,279
Molson Coors Beverage Company, Class B (B)	56,100	2,188,461
		5,829,740
Food and staples retailing – 1.6%
Sysco Corp.	123,041	5,614,361
The Kroger Company	61,117	1,840,844
		7,455,205
Food products – 7.1%
Archer-Daniels-Midland Company	52,408	1,843,713
Bunge, Ltd.	327,427	13,434,330
Campbell Soup Company	69,490	3,207,658
Flowers Foods, Inc.	558,608	11,462,636
The Kraft Heinz Company	126,255	3,123,549
		33,071,886
		46,356,831
Energy – 9.8%
Energy equipment and services – 1.5%
Frank's International NV (A)(B)	714,064	1,849,426
Schlumberger, Ltd.	137,900	1,886,782
SEACOR Holdings, Inc. (A)	51,601	1,391,163
SEACOR Marine Holdings, Inc. (A)	98,958	433,436
Tidewater, Inc. (A)	190,177	1,346,453
		6,907,260
Oil, gas and consumable fuels – 8.3%
Apache Corp. (B)	140,218	586,111
Cameco Corp. (B)	637,302	4,868,987
Canadian Natural Resources, Ltd. (B)	360,899	4,890,181
EQT Corp.	986,017	6,971,140
Equinor ASA, ADR (B)	124,931	1,521,660
Equitrans Midstream Corp. (B)	459,857	2,313,081
Hess Corp.	127,319	4,239,723
Imperial Oil, Ltd. (B)	714,901	8,056,934
Murphy Oil Corp. (B)	206,382	1,265,122
NAC Kazatomprom JSC, GDR	11,638	144,648
NAC Kazatomprom JSC, GDR (London Stock Exchange)	163,280	2,029,393
Ovintiv, Inc. (B)	492,447	1,329,607
Peabody Energy Corp. (B)	194,855	565,080
		38,781,667
		45,688,927
Financials – 18.7%
Banks – 3.0%
Fifth Third Bancorp	467,591	6,943,726

150

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Popular, Inc.	20,808	$728,280
Westamerica Bancorporation (B)	105,453	6,198,527
		13,870,533
Capital markets – 6.5%
Franklin Resources, Inc.	58,239	972,009
Lazard, Ltd., Class A	270,823	6,380,590
Northern Trust Corp.	120,016	9,056,407
State Street Corp.	193,937	10,331,024
TD Ameritrade Holding Corp.	94,910	3,289,581
The Bank of New York Mellon Corp.	19,824	667,672
		30,697,283
Consumer finance – 0.5%
Ally Financial, Inc.	90,845	1,310,893
Synchrony Financial	62,651	1,008,055
		2,318,948
Diversified financial services – 1.1%
Groupe Bruxelles Lambert SA	13,616	1,071,321
Pargesa Holding SA, Bearer Shares	65,757	4,341,495
		5,412,816
Insurance – 6.8%
Brighthouse Financial, Inc. (A)	131,993	3,190,271
Brown & Brown, Inc.	173,973	6,301,302
CNA Financial Corp.	182,582	5,667,345
Kemper Corp.	63,747	4,740,864
Loews Corp.	230,397	8,024,728
Marsh & McLennan Companies, Inc.	44,511	3,848,421
		31,772,931
Thrifts and mortgage finance – 0.8%
Capitol Federal Financial, Inc.	322,158	3,740,254
		87,812,765
Health care – 17.4%
Biotechnology – 1.3%
Alkermes PLC (A)	240,055	3,461,593
Incyte Corp. (A)	36,799	2,694,791
		6,156,384
Health care equipment and supplies – 7.0%
Alcon, Inc. (A)	47,867	2,452,261
Baxter International, Inc.	77,155	6,264,214
Dentsply Sirona, Inc.	184,356	7,158,543
Envista Holdings Corp. (A)	51,486	769,201
Hologic, Inc. (A)	254,847	8,945,130
Zimmer Biomet Holdings, Inc.	69,290	7,003,833
		32,593,182
Health care providers and services – 6.3%
Cardinal Health, Inc.	245,660	11,776,940
Covetrus, Inc. (A)(B)	280,917	2,286,664
Patterson Companies, Inc. (B)	479,225	7,327,350
Select Medical Holdings Corp. (A)	541,247	8,118,705
		29,509,659
Pharmaceuticals – 2.8%
Jazz Pharmaceuticals PLC (A)	16,900	1,685,606
Perrigo Company PLC	241,570	11,617,103
		13,302,709
		81,561,934
Industrials – 8.7%
Aerospace and defense – 1.6%
Textron, Inc.	282,647	7,538,195
Air freight and logistics – 2.1%
C.H. Robinson Worldwide, Inc.	98,012	6,488,394
Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Air freight and logistics (continued)
Expeditors International of Washington, Inc.	52,464	$3,500,398
		9,988,792
Commercial services and supplies – 0.5%
Cintas Corp.	12,764	2,210,980
Machinery – 3.1%
AGCO Corp.	54,293	2,565,344
CNH Industrial NV (B)	270,215	1,515,906
PACCAR, Inc.	85,812	5,245,688
Wabtec Corp.	34,153	1,643,784
Xylem, Inc.	56,412	3,674,114
		14,644,836
Road and rail – 1.4%
J.B. Hunt Transport Services, Inc.	40,232	3,710,597
Kansas City Southern	13,146	1,671,908
Ryder System, Inc. (B)	42,306	1,118,571
		6,501,076
		40,883,879
Information technology – 3.4%
Electronic equipment, instruments and components – 1.1%
National Instruments Corp.	157,165	5,199,018
IT services – 0.9%
Cognizant Technology Solutions Corp., Class A	86,837	4,035,315
Semiconductors and semiconductor equipment – 1.4%
Applied Materials, Inc.	147,723	6,768,668
		16,003,001
Materials – 11.6%
Chemicals – 2.4%
Corteva, Inc. (B)	235,304	5,529,644
PPG Industries, Inc.	28,779	2,405,924
Westlake Chemical Corp.	84,210	3,214,296
		11,149,864
Construction materials – 1.3%
Summit Materials, Inc., Class A (A)	147,566	2,213,490
Vulcan Materials Company	34,357	3,712,961
		5,926,451
Metals and mining – 7.9%
Barrick Gold Corp.	516,743	9,466,732
Cia de Minas Buenaventura SAA, ADR	354,495	2,584,269
Franco-Nevada Corp.	86,699	8,662,507
Freeport-McMoRan, Inc.	647,625	4,371,469
Fresnillo PLC	708,725	5,822,731
Gold Fields, Ltd., ADR	285,763	1,357,374
Newmont Corp.	42,500	1,924,400
Nucor Corp.	82,876	2,985,194
		37,174,676
		54,250,991
Real estate – 6.7%
Equity real estate investment trusts – 6.3%
Equity Commonwealth	132,147	4,190,381
Equity Residential	69,749	4,304,211
Federal Realty Investment Trust	15,200	1,134,072
Rayonier, Inc.	367,161	8,646,642
Regency Centers Corp.	92,225	3,544,207
Weyerhaeuser Company	443,258	7,513,223
		29,332,736
Real estate management and development – 0.4%
The St. Joe Company (A)(B)	115,127	1,931,831
		31,264,567

151

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Utilities – 4.5%
Electric utilities – 3.6%
Entergy Corp.	3,399	$319,404
FirstEnergy Corp.	261,008	10,458,591
PG&E Corp. (A)(B)	660,691	5,939,612
		16,717,607
Independent power and renewable electricity producers – 0.0%
Vistra Energy Corp.	6,630	105,815
Multi-utilities – 0.9%
CenterPoint Energy, Inc.	262,707	4,058,823
		20,882,245
TOTAL COMMON STOCKS (Cost $581,773,669)		$460,456,387
PREFERRED SECURITIES – 0.3%
Consumer staples – 0.3%
Food products – 0.3%
Bunge, Ltd., 4.875%	18,222	1,694,646
TOTAL PREFERRED SECURITIES (Cost $2,064,626)		$1,694,646
SHORT-TERM INVESTMENTS – 6.2%
Short-term funds – 6.2%
John Hancock Collateral Trust, 1.1260% (C)(D)	2,194,489	21,939,404
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.3210% (C)	2,000,000	2,000,000
T. Rowe Price Government Reserve Fund, 0.9288% (C)	4,960,826	4,960,826
TOTAL SHORT-TERM INVESTMENTS (Cost $28,903,260)		$28,900,230
Total Investments (Mid Value Trust) (Cost $612,741,555) – 104.8%		$491,051,263
Other assets and liabilities, net – (4.8%)		(22,527,261)
TOTAL NET ASSETS – 100.0%		$468,524,002
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-20. The value of securities on loan amounted to $21,013,012.
(C)	The rate shown is the annualized seven-day yield as of 3-31-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Mutual Shares Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 72.7%
Communication services – 8.1%
Diversified telecommunication services – 0.3%
Koninklijke KPN NV	128,186	$306,545
Entertainment – 2.0%
The Walt Disney Company	25,412	2,454,799
Media – 5.4%
Charter Communications, Inc., Class A (A)	7,614	3,322,064
Comcast Corp., Class A	61,072	2,099,655
Discovery, Inc., Series C (A)	55,300	969,962
DISH Network Corp., Class A (A)	9,182	183,548
		6,575,229
Mutual Shares Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Wireless telecommunication services – 0.4%
Vodafone Group PLC	388,133	$536,960
		9,873,533
Consumer discretionary – 3.7%
Automobiles – 0.9%
General Motors Company	51,290	1,065,806
Household durables – 2.3%
Lennar Corp., A Shares	28,260	1,079,532
Newell Brands, Inc.	116,016	1,540,692
Toll Brothers, Inc.	11,200	215,600
		2,835,824
Textiles, apparel and luxury goods – 0.5%
PVH Corp.	17,400	654,936
		4,556,566
Consumer staples – 9.6%
Beverages – 0.1%
Heineken NV	880	74,680
Food and staples retailing – 3.0%
The Kroger Company	76,726	2,310,987
Walgreens Boots Alliance, Inc.	28,930	1,323,548
		3,634,535
Food products – 3.2%
Archer-Daniels-Midland Company	32,100	1,129,278
Conagra Brands, Inc.	25,418	745,764
The Kraft Heinz Company	80,800	1,998,992
		3,874,034
Household products – 0.5%
Energizer Holdings, Inc.	21,313	644,718
Tobacco – 2.8%
Altria Group, Inc.	27,572	1,066,209
British American Tobacco PLC	51,908	1,768,260
British American Tobacco PLC, ADR	17,408	595,180
		3,429,649
		11,657,616
Energy – 5.6%
Energy equipment and services – 0.7%
Baker Hughes Company	31,800	333,900
Schlumberger, Ltd.	43,300	584,117
		918,017
Oil, gas and consumable fuels – 4.9%
BP PLC	358,094	1,468,524
Kinder Morgan, Inc.	137,600	1,915,392
Marathon Oil Corp.	126,877	417,425
Plains GP Holdings LP, Class A (A)	44,201	247,968
Royal Dutch Shell PLC, A Shares	31,946	555,019
Royal Dutch Shell PLC, A Shares (London Stock Exchange)	15,242	264,310
The Williams Companies, Inc.	73,384	1,038,384
		5,907,022
		6,825,039
Financials – 12.8%
Banks – 5.5%
Cadence BanCorp	4,234	27,733
CIT Group, Inc.	1,288	22,231
Citigroup, Inc.	42,560	1,792,627
Citizens Financial Group, Inc.	60,535	1,138,663
JPMorgan Chase & Co.	22,712	2,044,761
Wells Fargo & Company	58,668	1,683,772
		6,709,787

152

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets – 0.7%
Credit Suisse Group AG (A)	112,650	$909,237
Consumer finance – 1.0%
Capital One Financial Corp.	23,262	1,172,870
Diversified financial services – 1.3%
Berkshire Hathaway, Inc., Class B (A)	443	81,445
Voya Financial, Inc.	36,330	1,473,182
		1,554,627
Insurance – 4.3%
American International Group, Inc.	64,250	1,558,063
Everest Re Group, Ltd.	6,069	1,167,797
MetLife, Inc.	30,839	942,748
The Hartford Financial Services Group, Inc.	43,259	1,524,447
		5,193,055
		15,539,576
Health care – 15.7%
Health care equipment and supplies – 3.2%
Medtronic PLC	42,639	3,845,186
Health care providers and services – 2.7%
Anthem, Inc.	5,202	1,181,062
CVS Health Corp.	34,948	2,073,465
		3,254,527
Pharmaceuticals – 9.8%
Elanco Animal Health, Inc. (A)	8,580	192,106
Eli Lilly & Company	20,405	2,830,582
GlaxoSmithKline PLC	133,518	2,505,353
Merck & Company, Inc.	37,353	2,873,940
Novartis AG, ADR	30,573	2,520,744
Perrigo Company PLC	21,600	1,038,744
		11,961,469
		19,061,182
Industrials – 4.7%
Aerospace and defense – 2.1%
BAE Systems PLC	212,441	1,364,938
Huntington Ingalls Industries, Inc.	6,739	1,227,913
		2,592,851
Building products – 1.0%
Johnson Controls International PLC	44,200	1,191,632
Industrial conglomerates – 1.0%
General Electric Company	160,158	1,271,655
Machinery – 0.6%
CNH Industrial NV	117,327	668,211
		5,724,349
Information technology – 10.2%
Communications equipment – 0.9%
Cisco Systems, Inc.	28,487	1,119,824
Electronic equipment, instruments and components – 0.9%
Corning, Inc.	54,009	1,109,345
IT services – 1.5%
Cognizant Technology Solutions Corp., Class A	39,426	1,832,126
Software – 3.1%
NortonLifeLock, Inc.	84,637	1,583,558
Oracle Corp.	45,818	2,214,384
		3,797,942
Technology hardware, storage and peripherals – 3.8%
Hewlett Packard Enterprise Company	101,071	981,399
Samsung Electronics Company, Ltd.	63,416	2,465,708
Mutual Shares Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Technology hardware, storage and peripherals (continued)
Western Digital Corp.	27,500	$1,144,550
		4,591,657
		12,450,894
Materials – 1.4%
Containers and packaging – 1.4%
International Paper Company	44,080	1,372,210
Westrock Company	12,086	341,550
		1,713,760
Real estate – 0.9%
Equity real estate investment trusts – 0.9%
Alexander's, Inc.	804	221,864
Vornado Realty Trust	23,418	847,966
		1,069,830
TOTAL COMMON STOCKS (Cost $108,110,624)		$88,472,345
EXCHANGE-TRADED FUNDS – 4.1%
Vanguard Value ETF	56,150	5,000,719
TOTAL EXCHANGE-TRADED FUNDS (Cost $5,072,856)		$5,000,719
CORPORATE BONDS - 0.2%
Communication services - 0.2%
Frontier Communications Corp. 8.000%, 04/01/2027 (B)	$267,000	263,337
TOTAL CORPORATE BONDS (Cost $267,001)		$263,337
ESCROW CERTIFICATES - 0.0%
Texas Competitive Electric Holdings Company LLC 11.500%, 10/01/2020 (A)(C)	7,466,240	11,199
TOTAL ESCROW CERTIFICATES (Cost $3,316)		$11,199
SHORT-TERM INVESTMENTS – 3.6%
U.S. Government – 1.3%
U.S. Treasury Bill 1.546%, 04/07/2020 *	$1,500,000	1,499,982
U.S. Government Agency – 2.2%
Federal Home Loan Bank Discount Note 0.000%, 04/01/2020 *	2,700,000	2,700,000
Short-term funds – 0.1%
John Hancock Collateral Trust, 1.1260% (D)(E)	14,396	143,927
TOTAL SHORT-TERM INVESTMENTS (Cost $4,343,480)		$4,343,909
Total Investments (Mutual Shares Trust) (Cost $117,797,277) – 80.6%		$98,091,509
Other assets and liabilities, net – 19.4%		23,563,311
TOTAL NET ASSETS – 100.0%		$121,654,820
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	The rate shown is the annualized seven-day yield as of 3-31-20.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

153

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
KRW	825,359,240	USD	670,138	HSBC	4/17/2020	$7,723	—
USD	3,009,723	KRW	3,549,076,440	HSBC	4/17/2020	94,894	—
						$102,617	—
Derivatives Currency Abbreviations
KRW	Korean Won
USD	U.S. Dollar
Derivatives Abbreviations
HSBC	HSBC Bank PLC
OTC	Over-the-counter
Opportunistic Fixed Income Trust
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 29.4%
U.S. Government - 12.7%
U.S. Treasury Inflation Protected Securities
0.125%, 01/15/2030		$3,869,843	$3,991,875
0.250%, 07/15/2029		2,672,234	2,777,372
0.625%, 01/15/2026 (A)		10,540,691	10,891,700
0.750%, 02/15/2045		1,139,185	1,302,665
0.875%, 02/15/2047		1,581,454	1,882,823
1.000%, 02/15/2048		585,760	721,736
			21,568,171
U.S. Government Agency - 16.7%
Federal National Mortgage Association 3.000%, TBA (B)		10,824,000	11,344,959
Government National Mortgage Association 2.500%, TBA (B)		16,267,000	17,006,472
			28,351,431
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $49,975,653)			$49,919,602
FOREIGN GOVERNMENT OBLIGATIONS - 44.1%
Argentina - 0.1%
Republic of Argentina 5.000%, 01/15/2027	EUR	930,000	251,796
Bermuda - 0.1%
Government of Bermuda 3.717%, 01/25/2027		$200,000	190,500
Brazil - 0.5%
Federative Republic of Brazil 10.000%, 01/01/2025	BRL	4,042,000	896,924
Canada - 5.0%
Government of Canada
2.750%, 12/01/2048	CAD	840,000	798,636
4.250%, 12/01/2026		8,597,290	7,648,490
			8,447,126
Chile - 0.1%
Republic of Chile 5.000%, 03/01/2035	CLP	175,000,000	228,283
Colombia - 0.3%
Republic of Colombia 6.000%, 04/28/2028	COP	2,170,900,000	493,072
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Czech Republic - 0.2%
Government of Czech Republic 0.250%, 02/10/2027	CZK	10,210,000	$381,555
Dominican Republic - 0.3%
Government of Dominican Republic 7.450%, 04/30/2044		$565,000	548,050
Germany - 6.9%
Federal Republic of Germany, Inflation Linked Bond
0.100%, 04/15/2026	EUR	5,266,058	6,138,097
0.500%, 04/15/2030		4,419,279	5,606,732
			11,744,829
Guatemala - 0.1%
Republic of Guatemala 4.900%, 06/01/2030		$200,000	191,500
Hungary - 0.2%
Republic of Hungary 2.750%, 12/22/2026	HUF	103,800,000	333,583
Iceland - 1.6%
Republic of Iceland 5.000%, 11/15/2028	ISK	325,860,000	2,708,775
Indonesia - 0.5%
Republic of Indonesia 7.000%, 05/15/2027	IDR	14,090,000,000	823,541
Israel - 0.3%
Government of Israel
2.750%, 07/03/2030		$320,000	320,000
3.875%, 07/03/2050		200,000	200,000
			520,000
Japan - 5.8%
Government of Japan, CPI Linked Bond 0.100%, 03/10/2028	JPY	1,052,683,416	9,795,022
Malaysia - 0.4%
Government of Malaysia 3.955%, 09/15/2025	MYR	2,640,000	635,191
Mexico - 2.5%
Government of Mexico
4.000%, 11/30/2028	MXN	25,121,257	1,085,670
5.625%, 03/19/2114	GBP	100,000	128,356
7.500%, 06/03/2027	MXN	19,039,100	815,706
8.000%, 11/07/2047		52,724,600	2,219,267
			4,248,999

154

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
New Zealand - 3.4%
Dominion of New Zealand 3.000%, 04/20/2029	NZD	8,330,000	$5,784,681
Peru - 0.2%
Republic of Peru 6.950%, 08/12/2031	PEN	1,080,000	358,546
Poland - 0.5%
Republic of Poland 2.250%, 10/25/2024	PLN	3,330,000	845,592
Romania - 0.5%
Government of Romania
3.875%, 10/29/2035	EUR	520,000	594,817
4.750%, 02/24/2025	RON	1,080,000	251,066
			845,883
Russia - 4.0%
Government of Russia 7.750%, 09/16/2026	RUB	51,680,000	698,891
Government of Russia, Inflation Linked Bond 2.500%, 02/02/2028		497,360,832	6,092,195
			6,791,086
Singapore - 1.4%
Republic of Singapore
2.750%, 03/01/2046	SGD	570,000	492,060
2.875%, 07/01/2029		2,380,000	1,905,155
			2,397,215
South Africa - 1.5%
Republic of South Africa
1.875%, 03/31/2029	ZAR	46,224,718	1,911,575
7.000%, 02/28/2031		15,040,000	627,660
			2,539,235
South Korea - 6.3%
Republic of Korea 1.375%, 12/10/2029	KRW	11,693,550,000	9,440,542
Republic of Korea, Inflation Linked Bond 1.750%, 06/10/2028		1,451,941,337	1,239,986
			10,680,528
Spain - 0.7%
Kingdom of Spain 2.700%, 10/31/2048 (C)	EUR	870,000	1,219,764
Thailand - 0.5%
Kingdom of Thailand 2.875%, 12/17/2028	THB	25,980,000	882,757
Turkey - 0.2%
Republic of Turkey 9.000%, 07/24/2024	TRY	2,200,000	291,748
Uruguay - 0.0%
Republic of Uruguay 8.500%, 03/15/2028	UYU	670,000	12,454
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $83,219,746)			$75,088,235
CORPORATE BONDS - 10.9%
Brazil - 0.0%
Vale Overseas, Ltd. 6.875%, 11/10/2039		$70,000	77,176
Canada - 0.2%
Bombardier, Inc. 7.875%, 04/15/2027 (C)		100,000	69,000
Garda World Security Corp. 9.500%, 11/01/2027 (C)		40,000	35,756
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Canada (continued)
New Red Finance, Inc. 4.375%, 01/15/2028 (C)		$120,000	$110,868
Tervita Corp. 7.625%, 12/01/2021 (C)		100,000	70,000
			285,624
Cayman Islands - 0.0%
Noble Holding International, Ltd. 7.875%, 02/01/2026 (C)		50,000	12,000
China - 0.1%
Longfor Group Holdings, Ltd. 3.950%, 09/16/2029		200,000	184,227
Finland - 0.5%
Nokia OYJ
4.375%, 06/12/2027		120,000	116,400
6.625%, 05/15/2039		800,000	810,400
			926,800
France - 0.2%
Altice France SA 3.375%, 01/15/2028	EUR	150,000	154,708
Constellium SE 4.250%, 02/15/2026		100,000	82,717
La Financiere Atalian SASU 4.000%, 05/15/2024		100,000	62,861
			300,286
Greece - 0.1%
Ellaktor Value PLC 6.375%, 12/15/2024 (C)		110,000	82,618
Ireland - 0.1%
AerCap Ireland Capital DAC 3.650%, 07/21/2027		$150,000	116,249
Ardagh Packaging Finance PLC 2.750%, 03/15/2024	EUR	100,000	105,268
			221,517
Luxembourg - 0.1%
Codere Finance 2 Luxembourg SA 6.750%, 11/01/2021		510,000	194,613
Mexico - 0.2%
Petroleos Mexicanos 7.690%, 01/23/2050		$480,000	333,602
Netherlands - 0.2%
NXP BV 4.300%, 06/18/2029 (C)		110,000	112,621
Teva Pharmaceutical Finance Netherlands III BV
2.200%, 07/21/2021		20,000	19,104
2.800%, 07/21/2023		40,000	36,500
3.150%, 10/01/2026		180,000	151,623
			319,848
Spain - 0.0%
Banco Santander SA (1.000% to 12-15-24, then 5 Year Euro Swap Rate + 5.947%) 12/15/2024 (D)	EUR	80,000	66,448
Sweden - 0.1%
Verisure Midholding AB 5.750%, 12/01/2023		100,000	95,414
Switzerland - 0.1%
Credit Suisse Group AG (6.250% to 12-18-24, then 5 Year U.S. Swap Rate + 3.455%) 12/18/2024 (C)(D)		$220,000	202,675

155

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States - 8.9%
3M Company 3.050%, 04/15/2030		$15,000	$15,709
Acrisure LLC 7.000%, 11/15/2025 (C)		100,000	86,000
Adams Homes, Inc. 7.500%, 02/15/2025 (C)		20,000	19,100
Adient US LLC 7.000%, 05/15/2026 (C)		40,000	37,000
Advanced Drainage Systems, Inc. 5.000%, 09/30/2027 (C)		20,000	17,800
Altria Group, Inc. 3.125%, 06/15/2031	EUR	760,000	821,729
American Axle & Manufacturing, Inc. 6.500%, 04/01/2027		$45,000	34,706
American Builders & Contractors Supply Company, Inc. 4.000%, 01/15/2028 (C)		5,000	4,550
AmeriGas Partners LP 5.875%, 08/20/2026		60,000	57,468
Antero Midstream Partners LP
5.375%, 09/15/2024		380,000	263,986
5.750%, 03/01/2027 to 01/15/2028 (C)		1,120,000	716,800
APX Group, Inc.
6.750%, 02/15/2027 (C)		50,000	41,500
7.625%, 09/01/2023		165,000	127,464
Archer-Daniels-Midland Company 3.250%, 03/27/2030		130,000	137,717
Ashton Woods USA LLC 6.625%, 01/15/2028 (C)		45,000	35,550
AutoZone, Inc.
3.625%, 04/15/2025		135,000	136,873
4.000%, 04/15/2030		210,000	214,317
B&G Foods, Inc. 5.250%, 09/15/2027		50,000	48,750
Bausch Health Companies, Inc.
5.000%, 01/30/2028 (C)		60,000	56,802
6.125%, 04/15/2025 (C)		60,000	59,100
Boyd Gaming Corp. 4.750%, 12/01/2027 (C)		25,000	20,625
Brand Industrial Services, Inc. 8.500%, 07/15/2025 (C)		25,000	19,630
Broadcom Corp. 3.500%, 01/15/2028		140,000	129,735
Caesars Resort Collection LLC 5.250%, 10/15/2025 (C)		50,000	36,110
4.500%, 08/15/2030 to 05/01/2032 (C)		100,000	97,760
Centennial Resource Production LLC 5.375%, 01/15/2026 (C)		1,180,000	283,200
Change Healthcare Holdings LLC 5.750%, 03/01/2025 (C)		80,000	74,000
Chesapeake Energy Corp. 11.500%, 01/01/2025 (C)		100,000	16,000
Cinemark USA, Inc. 5.125%, 12/15/2022		115,000	90,850
Citigroup, Inc. (4.412% to 3-31-30, then SOFR + 3.914%) 03/31/2031		275,000	302,576
Clearway Energy Operating LLC 4.750%, 03/15/2028 (C)		40,000	37,100
Comcast Corp.
3.400%, 04/01/2030		55,000	59,586
3.750%, 04/01/2040		20,000	22,104
Consolidated Edison Company of New York, Inc. 3.350%, 04/01/2030		35,000	36,101
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Credit Acceptance Corp. 5.125%, 12/31/2024 (C)	$110,000	$100,100
Crown Castle International Corp. 3.200%, 09/01/2024	120,000	119,645
CSX Corp. 4.250%, 03/15/2029	105,000	117,813
CVS Health Corp.
3.625%, 04/01/2027	65,000	66,610
3.750%, 04/01/2030	85,000	87,949
Deere & Company 3.100%, 04/15/2030	85,000	90,125
eBay, Inc. 2.700%, 03/11/2030	130,000	117,696
Endo Finance LLC 5.375%, 01/15/2023 (C)	150,000	105,000
EnLink Midstream Partners LP 4.850%, 07/15/2026	1,150,000	565,455
EQM Midstream Partners LP 6.500%, 07/15/2048	100,000	54,970
EQT Corp.
3.900%, 10/01/2027	120,000	82,764
6.125%, 02/01/2025	1,030,000	793,203
Ferrellgas LP 6.750%, 01/15/2022	30,000	25,650
Flex Acquisition Company, Inc. 6.875%, 01/15/2025 (C)	75,000	70,125
Florida Power & Light Company 2.850%, 04/01/2025	65,000	68,355
Fox Corp.
3.050%, 04/07/2025	25,000	24,961
3.500%, 04/08/2030	80,000	79,839
Freedom Mortgage Corp. 8.250%, 04/15/2025 (C)	25,000	19,625
Freeport-McMoRan, Inc. 5.000%, 09/01/2027	85,000	78,918
General Motors Company 6.750%, 04/01/2046	840,000	671,657
Genworth Holdings, Inc.
4.800%, 02/15/2024	40,000	34,600
6.500%, 06/15/2034	40,000	32,800
7.625%, 09/24/2021	40,000	38,008
Golden Entertainment, Inc. 7.625%, 04/15/2026 (C)	15,000	9,900
HCA, Inc.
5.375%, 02/01/2025 to 09/01/2026	80,000	81,900
7.500%, 11/15/2095	20,000	19,994
Jacobs Entertainment, Inc. 7.875%, 02/01/2024 (C)	25,000	21,063
Jagged Peak Energy LLC 5.875%, 05/01/2026	30,000	22,434
Kimberly-Clark Corp. 3.100%, 03/26/2030	20,000	21,477
KLA Corp. 4.100%, 03/15/2029	110,000	119,868
Lowe's Companies, Inc.
4.500%, 04/15/2030	140,000	154,469
5.125%, 04/15/2050	85,000	102,386
Mastercard, Inc. 3.350%, 03/26/2030	35,000	38,892
Matador Resources Company 5.875%, 09/15/2026	1,100,000	307,615
Mattel, Inc. 5.875%, 12/15/2027 (C)	100,000	102,000
McDonald's Corp. 3.600%, 07/01/2030	125,000	130,913

156

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Morgan Stanley (3.622% to 4-1-30, then SOFR + 3.120%) 04/01/2031	$330,000	$343,444
Nexstar Broadcasting, Inc. 5.625%, 07/15/2027 (C)	80,000	78,200
NIKE, Inc. 2.850%, 03/27/2030	200,000	211,404
NortonLifeLock, Inc. 5.000%, 04/15/2025 (C)	10,000	10,097
NVIDIA Corp. 2.850%, 04/01/2030	115,000	119,524
Olin Corp. 5.625%, 08/01/2029	170,000	156,443
Oracle Corp.
2.800%, 04/01/2027	280,000	284,139
2.950%, 04/01/2030	220,000	221,320
O'Reilly Automotive, Inc. 4.200%, 04/01/2030	150,000	155,341
Panther BF Aggregator 2 LP 8.500%, 05/15/2027 (C)	60,000	52,344
Party City Holdings, Inc. 6.625%, 08/01/2026 (C)	25,000	2,500
PDC Energy, Inc. 5.750%, 05/15/2026	1,610,000	900,232
Penn National Gaming, Inc. 5.625%, 01/15/2027 (C)	60,000	44,512
Performance Food Group, Inc. 5.500%, 10/15/2027 (C)	30,000	27,825
Pfizer, Inc. 2.625%, 04/01/2030	25,000	26,234
Photo Holdings Merger Sub, Inc. 8.500%, 10/01/2026 (C)	60,000	48,600
Post Holdings, Inc. 5.750%, 03/01/2027 (C)	80,000	81,977
Presidio Holdings, Inc. 8.250%, 02/01/2028 (C)	60,000	52,875
Prestige Brands, Inc. 5.125%, 01/15/2028 (C)	70,000	69,321
QEP Resources, Inc.
5.375%, 10/01/2022	540,000	253,800
5.625%, 03/01/2026	170,000	62,050
Revlon Consumer Products Corp. 6.250%, 08/01/2024	50,000	11,500
Reynolds American, Inc. 5.850%, 08/15/2045	580,000	623,691
SM Energy Company 5.000%, 01/15/2024	100,000	29,500
Southwestern Energy Company 7.500%, 04/01/2026	1,220,000	799,100
SPX FLOW, Inc. 5.875%, 08/15/2026 (C)	165,000	158,400
SSL Robotics LLC 9.750%, 12/31/2023 (C)	40,000	41,200
Sugarhouse HSP Gaming Prop Mezz LP 5.875%, 05/15/2025 (C)	50,000	40,985
Sysco Corp.
5.650%, 04/01/2025	30,000	31,237
5.950%, 04/01/2030	45,000	47,384
Taylor Morrison Communities, Inc. 5.750%, 01/15/2028 (C)	70,000	62,504
The Home Depot, Inc.
2.500%, 04/15/2027	25,000	25,249
2.700%, 04/15/2030	75,000	76,435
The TJX Companies, Inc.
3.750%, 04/15/2027	190,000	195,103
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
The TJX Companies, Inc. (continued)
3.875%, 04/15/2030	$200,000	$206,950
TransDigm, Inc. 5.500%, 11/15/2027 (C)	50,000	44,875
Transocean, Inc. 6.800%, 03/15/2038	100,000	23,000
United Rentals North America, Inc.
4.625%, 10/15/2025	40,000	37,800
4.875%, 01/15/2028	80,000	77,600
United States Steel Corp. 6.250%, 03/15/2026	470,000	305,500
USI, Inc. 6.875%, 05/01/2025 (C)	75,000	69,750
VICI Properties LP 4.125%, 08/15/2030 (C)	50,000	47,375
Viper Energy Partners LP 5.375%, 11/01/2027 (C)	190,000	159,600
Western Digital Corp. 4.750%, 02/15/2026	10,000	10,165
WPX Energy, Inc. 5.250%, 09/15/2024	40,000	24,400
WW International, Inc. 8.625%, 12/01/2025 (C)	75,000	64,313
		15,152,875
Virgin Islands, British - 0.1%
GTL Trade Finance, Inc. 5.893%, 04/29/2024	150,000	148,050
TOTAL CORPORATE BONDS (Cost $23,772,834)		$18,603,773
CONVERTIBLE BONDS - 0.1%
United States - 0.1%
Oasis Petroleum, Inc., 2.625%, 09/15/2023	310,000	35,612
Western Digital Corp., 1.500%, 02/01/2024	100,000	86,982
		122,594
TOTAL CONVERTIBLE BONDS (Cost $308,388)		$122,594
TERM LOANS (E) - 3.5%
United States - 3.5%
Acrisure LLC, 2020 Term Loan B (3 month LIBOR + 3.500%), 5.207%, 02/15/2027	350,000	308,000
AlixPartners LLP, 2017 Term Loan B, TBD, 04/04/2024 (F)	199,486	190,010
Aretec Group, Inc., 2018 Term Loan, TBD, 10/01/2025 (F)	199,495	130,669
Asurion LLC, 2017 2nd Lien Term Loan, TBD, 08/04/2025 (F)	350,000	318,938
Asurion LLC, 2017 Term Loan B4, TBD, 08/04/2022 (F)	149,523	141,050
Asurion LLC, 2018 Term Loan B7, TBD, 11/03/2024 (F)	120,000	113,400
Bass Pro Group LLC, Term Loan B (1 month LIBOR + 5.000%), 5.989%, 09/25/2024	119,693	99,944
Berlin Packaging LLC, Term Loan B1, TBD, 11/07/2025 (F)	129,670	112,489
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B, TBD, 12/23/2024 (F)	100,000	80,400
CEOC LLC, Exit Term Loan, TBD, 10/07/2024 (F)	100,000	80,833
Core & Main LP, 2017 Term Loan B, TBD, 08/01/2024 (F)	250,000	219,375

157

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
TERM LOANS (E) (continued)
United States (continued)
Coty, Inc., 2018 USD Term Loan B, TBD, 04/07/2025 (F)		$75,000	$59,306
Deerfield Dakota Holding LLC, 2020 EUR Term Loan B, TBD, 03/05/2027 (F)	EUR	300,000	258,078
Deerfield Dakota Holding LLC, 2020 USD Term Loan B, TBD, 03/05/2027 (F)		$705,000	592,200
Elanco Animal Health, Inc., Term Loan B, TBD, 02/04/2027 (F)		250,000	236,250
Gray Television, Inc., Term Loan C, TBD, 01/02/2026 (F)		250,000	231,500
HUB International, Ltd., 2018 Term Loan B (2 month LIBOR + 2.750%), 4.543%, 04/25/2025		249,365	231,661
ION Media Networks, Inc., 2019 Term Loan B, TBD, 12/18/2024 (F)		249,373	226,930
Medallion Midland Acquisition LLC, 1st Lien Term Loan (1 month LIBOR + 3.250%), 4.250%, 10/30/2024		99,745	53,862
MPH Acquisition Holdings LLC, 2016 Term Loan B, TBD, 06/07/2023 (F)		200,000	176,166
Penn National Gaming, Inc., 2018 1st Lien Term Loan B, TBD, 10/15/2025 (F)		100,000	74,821
Playtika Holding Corp., Term Loan B, TBD, 12/10/2024 (F)		200,000	185,666
Quikrete Holdings, Inc., 2016 1st Lien Term Loan, TBD, 02/01/2027 (F)		199,500	183,540
Science Applications International Corp., 2020 Incremental Term Loan B, TBD, 03/05/2027 (F)		170,000	158,950
SCIH Salt Holdings, Inc., Term Loan B, TBD, 03/16/2027 (F)		100,000	88,000
Sedgwick Claims Management Services, Inc., 2018 Term Loan B, TBD, 12/31/2025 (F)		199,495	175,390
Sprint Communications, Inc., 1st Lien Term Loan B (1 month LIBOR + 2.500%), 3.500%, 02/02/2024		299,229	296,985
SS&C Technologies, Inc., 2018 Term Loan B3, TBD, 04/16/2025 (F)		145,894	136,046
SS&C Technologies, Inc., 2018 Term Loan B4, TBD, 04/16/2025 (F)		104,106	97,079
Surf Holdings LLC, USD Term Loan, TBD, 03/05/2027 (F)		100,000	88,500
Telenet Financing USD LLC, 2020 USD Term Loan AR, TBD, 04/30/2028 (F)		100,000	91,100
TransDigm, Inc., 2020 Term Loan E, TBD, 05/30/2025 (F)		199,500	181,046
TransDigm, Inc., 2020 Term Loan F, TBD, 12/09/2025 (F)		100,000	90,750
WW International, Inc., 2017 Term Loan B, TBD, 11/29/2024 (F)		246,258	229,020
			5,937,954
TOTAL TERM LOANS (Cost $6,434,190)			$5,937,954
COLLATERALIZED MORTGAGE OBLIGATIONS - 2.8%
Commercial and residential - 0.9%
Arroyo Mortgage Trust
Series 2018-1, Class A1, 3.763%, 04/25/2048 (C)(G)		200,753	195,401
Series 2019-1, Class A1, 3.805%, 01/25/2049 (C)(G)		200,368	194,576
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Bear Stearns ALT-A Trust, Series 2005-7, Class 22A1, 3.958%, 09/25/2035 (G)	$295	$216
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A1, 3.613%, 10/26/2048 (C)	202,119	197,905
COLT Mortgage Loan Trust
Series 2019-1, Class A1, 3.705%, 03/25/2049 (C)(G)	71,659	71,026
Series 2019-2, Class A1, 3.337%, 05/25/2049 (C)(G)	199,083	194,789
Series 2019-4, Class A1, 2.579%, 11/25/2049 (C)(G)	166,350	161,342
Countrywide Alternative Loan Trust
Series 2005-21CB, Class A3, 5.250%, 06/25/2035	292	253
Series 2007-OA11, Class A1B (12 month Treasury Average Index + 1.250%), 3.216%, 11/25/2047 (H)	789	611
KKR Industrial Portfolio Trust, Series 2020-AIP, Class A (1 month LIBOR + 1.037%), 2.037%, 03/15/2037 (C)(H)	250,000	223,136
Metlife Securitization Trust, Series 2018-1A, Class A, 3.750%, 03/25/2057 (C)(G)	196,961	198,599
Residential Accredit Loans Trust, Series 2006-QA2, Class 2A1, 5.282%, 02/25/2036 (G)	619	452
Verus Securitization Trust, Series 2019-3, Class A1, 2.784%, 07/25/2059 (C)	101,659	99,667
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR5, Class 3A (12 month Treasury Average Index + 0.940%), 2.906%, 07/25/2046 (H)	449	273
		1,538,246
U.S. Government Agency - 1.9%
Federal Home Loan Mortgage Corp.
Series 2016-DNA2, Class M3 (1 month LIBOR + 4.650%), 5.597%, 10/25/2028 (H)	217,621	206,740
Series 2016-DNA4, Class M3 (1 month LIBOR + 3.800%), 4.747%, 03/25/2029 (H)	250,000	231,843
Series 2016-HQA2, Class M2 (1 month LIBOR + 2.250%), 3.197%, 11/25/2028 (H)	262,286	258,412
Series 2017-DNA2, Class M1 (1 month LIBOR + 1.200%), 2.147%, 10/25/2029 (H)	362,671	353,126
Series 2017-DNA2, Class M2 (1 month LIBOR + 3.450%), 4.397%, 10/25/2029 (H)	306,000	272,311
Series 2020-DNA2, Class M2 (1 month LIBOR + 1.850%), 2.797%, 02/25/2050 (C)(H)	100,000	63,520
Series 2020-HQA2, Class M2 (1 month LIBOR + 3.100%), 3.911%, 03/25/2050 (C)(H)	40,000	25,739

158

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series K105, Class X1 IO, 1.645%, 01/25/2030	$395,000	$46,677
Federal National Mortgage Association
Series 2015-C04, Class 1M2 (1 month LIBOR + 5.700%), 6.647%, 04/25/2028 (H)	364,082	359,981
Series 2016-C01, Class 1M2 (1 month LIBOR + 6.750%), 7.697%, 08/25/2028 (H)	277,714	265,186
Series 2017-C03, Class 1M2 (1 month LIBOR + 3.000%), 3.947%, 10/25/2029 (H)	620,000	549,004
Series 2017-C05, Class 1M2 (1 month LIBOR + 2.200%), 3.147%, 01/25/2030 (H)	562,031	496,599
Government National Mortgage Association, Series 2018-72, Class ID IO, 4.500%, 08/20/2045	252,109	40,437
		3,169,575
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,823,816)		$4,707,821
ASSET BACKED SECURITIES - 3.3%
Ally Auto Receivables Trust
Series 2018-2, Class A3, 2.920%, 11/15/2022	527,346	529,976
Series 2019-4, Class A3, 1.840%, 06/17/2024	260,000	260,975
Ally Master Owner Trust, Series 2017-3, Class A1 (1 month LIBOR + 0.430%), 1.135%, 06/15/2022 (H)	165,000	163,996
American Credit Acceptance Receivables Trust, Series 2018-3, Class C, 3.750%, 10/15/2024 (C)	225,000	223,827
AmeriCredit Automobile Receivables, Series 2016-1, Class D, 3.590%, 02/08/2022	250,000	249,878
Bluemountain CLO, Ltd., Series 2012-2A, Class AR2 (3 month LIBOR + 1.050%), 2.745%, 11/20/2028 (C)(H)	250,000	242,790
BMW Vehicle Lease Trust, Series 2018-1, Class A3, 3.260%, 07/20/2021	200,000	200,198
Canadian Pacer Auto Receivables Trust
Series 2018-1A, Class A3, 3.000%, 11/19/2021 (C)	74,490	74,443
Series 2018-2A, Class A2A, 3.000%, 06/21/2021 (C)	72,017	71,912
Carlyle U.S. CLO, Ltd., Series 2017-2A, Class A1B (3 month LIBOR + 1.220%), 3.039%, 07/20/2031 (C)(H)	250,000	234,210
CCG Receivables Trust, Series 2018-1, Class A2, 2.500%, 06/16/2025 (C)	260,132	259,582
CIFC Funding, Ltd., Series 2014-2RA, Class A1 (3 month LIBOR + 1.050%), 2.851%, 04/24/2030 (C)(H)	300,000	285,029
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
First Investors Auto Owner Trust, Series 2020-1A, Class A, 1.490%, 01/15/2025 (C)	$350,000	$350,364
Ford Credit Auto Lease Trust, Series 2018-A, Class A3, 2.930%, 06/15/2021	268,535	268,609
Ford Credit Auto Owner Trust
Series 2016-1, Class A, 2.310%, 08/15/2027 (C)	205,000	203,131
Series 2017-A, Class A4, 1.920%, 04/15/2022	160,000	160,181
Series 2017-C, Class A3, 2.010%, 03/15/2022	109,200	109,220
GM Financial Consumer Automobile Receivables Trust, Series 2018-2, Class A3, 2.810%, 12/16/2022	262,710	262,815
LCM XXV, Ltd., Series 25A, Class A (3 month LIBOR + 1.210%), 3.029%, 07/20/2030 (C)(H)	274,000	259,397
Mercedes-Benz Auto Lease Trust, Series 2019-A, Class A3, 3.100%, 11/15/2021	125,000	125,595
Navient Private Education Refi Loan Trust, Series 2018-A, Class A1, 2.530%, 02/18/2042 (C)	142,562	142,439
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.250%, 03/25/2058 (C)(G)	196,915	199,078
Toyota Auto Receivables Owner Trust
Series 2016-D, Class A4, 1.420%, 01/15/2022	133,614	133,252
Series 2019-C, Class A2A, 2.000%, 04/15/2022	133,000	132,727
Westlake Automobile Receivables Trust, Series 2020-1A, Class A2, 1.440%, 09/15/2023 (C)	350,000	345,757
World Omni Auto Receivables Trust, Series 2019-A, Class A3, 3.040%, 05/15/2024	165,000	166,549
TOTAL ASSET BACKED SECURITIES (Cost $5,656,307)		$5,655,930
EXCHANGE-TRADED FUNDS - 9.7%
iShares iBoxx High Yield Corporate Bond ETF	69,000	5,317,830
iShares JP Morgan USD Emerging Markets Bond ETF	79,500	7,686,060
SPDR Blackstone/GSO Senior Loan ETF	54,477	2,179,625
SPDR Bloomberg Barclays Convertible Securities ETF	26,400	1,263,504
TOTAL EXCHANGE-TRADED FUNDS (Cost $19,133,612)		$16,447,019
SHORT-TERM INVESTMENTS - 22.8%
Short-term funds - 22.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.3210% (I)	38,860,612	38,860,612
TOTAL SHORT-TERM INVESTMENTS (Cost $38,860,612)		$38,860,612
Total Investments (Opportunistic Fixed Income Trust) (Cost $232,185,158) - 126.6%		$215,343,540
Other assets and liabilities, net - (26.6%)		(45,181,974)
TOTAL NET ASSETS - 100.0%		$170,161,566
Currency Abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar

159

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand
Security Abbreviations and Legend
CPI	Consumer Price Index
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
Opportunistic Fixed Income Trust (continued)
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(F)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(H)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(I)	The rate shown is the annualized seven-day yield as of 3-31-20.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Australian Treasury Bond Futures	40	Long	Jun 2020	$3,716,759	$3,704,123	$(12,636)
10-Year Canada Government Bond Futures	17	Long	Jun 2020	1,752,473	1,777,432	24,959
10-Year U.S. Treasury Note Futures	1	Long	Jun 2020	138,315	138,688	373
5-Year U.S. Treasury Note Futures	23	Long	Jun 2020	2,864,113	2,883,266	19,153
Ultra U.S. Treasury Bond Futures	7	Long	Jun 2020	1,504,669	1,553,125	48,456
10-Year Mini Japan Government Bond Futures	16	Short	Jun 2020	(2,298,798)	(2,271,472)	27,326
2-Year U.S. Treasury Note Futures	19	Short	Jun 2020	(4,177,715)	(4,187,273)	(9,558)
Euro-Buxl Futures	2	Short	Jun 2020	(480,906)	(462,996)	17,910
German Euro BUND Futures	51	Short	Jun 2020	(9,843,393)	(9,703,320)	140,073
U.K. Long Gilt Bond Futures	34	Short	Jun 2020	(5,750,650)	(5,751,495)	(845)
U.S. Treasury Long Bond Futures	14	Short	Jun 2020	(2,448,287)	(2,506,875)	(58,588)
						$196,623
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	11,044,000	USD	6,398,242	JPM	4/30/2020	$382,082	—
BRL	10,346,000	USD	1,990,113	CITI	4/2/2020	4,527	—
BRL	10,346,000	USD	2,035,813	MSI	4/2/2020	—	$(41,172)
BRL	2,706,000	USD	526,894	MSI	5/5/2020	—	(6,406)
CAD	5,360,000	USD	3,713,532	BARC	4/30/2020	83,798	—
CLP	1,218,057,000	USD	1,436,426	MSI	4/30/2020	—	(8,051)
EUR	141,000	USD	156,140	GSI	4/30/2020	—	(640)
EUR	5,524,000	USD	5,943,134	MSI	4/30/2020	148,934	—
GBP	128,000	USD	159,201	JPM	4/30/2020	299	—
GBP	6,496,000	USD	7,671,938	MSI	4/30/2020	422,653	—
HUF	344,554,000	USD	1,046,537	CITI	4/30/2020	6,520	—
IDR	35,289,337,000	USD	2,078,901	BOA	4/30/2020	79,271	—
IDR	2,880,451,000	USD	175,263	GSI	4/30/2020	895	—
160

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
INR	59,228,000	USD	778,087	JPM	4/30/2020	$2,367	—
JPY	1,027,058,000	USD	9,257,954	GSI	4/30/2020	304,096	—
JPY	342,353,000	USD	3,104,116	MSI	4/30/2020	83,237	—
KRW	256,607,000	USD	209,766	GSI	4/29/2020	1,200	—
KRW	262,076,000	USD	209,114	JPM	4/29/2020	6,349	—
MXN	10,033,000	USD	419,874	CITI	4/30/2020	6,100	—
MXN	13,464,000	USD	545,764	MSI	4/30/2020	25,881	—
NOK	27,452,000	USD	2,317,935	BARC	4/30/2020	319,241	—
NOK	3,627,000	USD	315,350	MSI	4/30/2020	33,078	—
NZD	3,822,000	USD	2,222,837	MSI	4/30/2020	53,387	—
PHP	125,221,000	USD	2,400,709	CITI	4/30/2020	56,199	—
PLN	9,278,000	USD	2,165,041	CITI	4/30/2020	80,069	—
RUB	143,989,000	USD	1,775,312	BOA	4/30/2020	66,964	—
SEK	9,530,000	USD	912,835	JPM	4/30/2020	49,518	—
SGD	4,045,000	USD	2,799,112	BOA	4/30/2020	46,975	—
TRY	8,218,000	USD	1,235,975	CITI	4/30/2020	3,460	—
TRY	2,444,000	USD	366,075	GSI	4/30/2020	2,528	—
USD	366,630	AUD	640,000	GSI	4/30/2020	—	$(26,290)
USD	2,052,798	AUD	3,551,000	JPM	4/30/2020	—	(127,294)
USD	2,273,846	BRL	10,346,000	CITI	4/2/2020	279,206	—
USD	1,990,113	BRL	10,346,000	MSI	4/2/2020	—	(4,527)
USD	2,032,373	BRL	10,346,000	MSI	4/30/2020	41,681	—
USD	13,519,749	CAD	19,514,000	BARC	4/30/2020	—	(305,081)
USD	402,255	CAD	565,000	JPM	4/30/2020	1,976	—
USD	412,721	CAD	577,000	MSI	4/30/2020	3,941	—
USD	2,404,665	CHF	2,371,000	JPM	4/30/2020	—	(61,523)
USD	1,331,572	CNY	9,476,000	JPM	4/28/2020	—	(5,699)
USD	127,804	COP	524,608,000	CITI	4/30/2020	—	(1,467)
USD	331,640	COP	1,361,049,000	MSI	4/30/2020	—	(3,741)
USD	2,260,496	CZK	58,149,000	BOA	4/30/2020	—	(81,198)
USD	208,813	CZK	5,400,000	GSI	4/30/2020	—	(8,648)
USD	237,394	EUR	222,000	GSI	4/30/2020	—	(7,435)
USD	19,307,653	EUR	17,946,000	MSI	4/30/2020	—	(483,846)
USD	139,361	GBP	118,000	MSI	4/30/2020	—	(7,677)
USD	442,595	HUF	145,833,000	GSI	4/30/2020	—	(3,113)
USD	760,064	INR	59,228,000	MSI	4/30/2020	—	(20,390)
USD	7,515,790	JPY	833,786,000	GSI	4/30/2020	—	(246,871)
USD	1,337,203	JPY	147,739,000	JPM	4/30/2020	—	(38,267)
USD	2,519,984	JPY	277,929,000	MSI	4/30/2020	—	(67,573)
USD	2,787,247	KRW	3,489,912,000	BARC	4/29/2020	—	(81,944)
USD	7,982,830	KRW	9,932,825,000	JPM	4/29/2020	—	(183,327)
USD	3,608,837	MXN	89,030,000	MSI	4/30/2020	—	(171,134)
USD	690,062	NOK	7,319,000	BOA	4/30/2020	—	(13,038)
USD	5,724,009	NZD	9,842,000	MSI	4/30/2020	—	(137,486)
USD	1,301,747	RON	5,875,000	BARC	4/30/2020	—	(34,230)
USD	7,156,579	RUB	580,327,000	BOA	4/30/2020	—	(268,454)
USD	2,039,304	SGD	2,947,000	BOA	4/30/2020	—	(34,224)
USD	4,163,446	ZAR	72,598,000	BOA	4/30/2020	96,673	—
USD	611,212	ZAR	10,930,000	BARC	4/30/2020	—	(1,061)
						$2,693,105	$(2,481,807)
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
CITI	29,430,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.390%	Quarterly	Quarterly	Jun 2025	—	$23,083	$23,083
GSI	6,840,000	ILS	ILS TELBOR Reuters	Fixed 1.309%	Annual	Quarterly	Jun 2030	—	65,908	65,908
								—	$88,991	$88,991
Centrally cleared	38,920,000	NOK	NOK NIBOR NIBR	Fixed 1.288%	Annual	Semi-Annual	Jun 2025	—	91,806	91,806
Centrally cleared	29,400,000	MXN	MXN TIIE Banxico	Fixed 6.440%	Monthly	Monthly	Jun 2030	—	(57,530)	(57,530)
161

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Interest rate swaps (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	18,800,000	NOK	NOK NIBOR NIBR	Fixed 1.415%	Annual	Semi-Annual	Jun 2030	—	$64,794	$64,794
								—	$99,070	$99,070
								—	$188,061	$188,061
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	Government of Malaysia	340,000	USD	$340,000	1.000%	Quarterly	Jun 2025	$2,422	—	$2,422
BARC	Government of Russia	715,000	USD	715,000	1.000%	Quarterly	Jun 2025	32,912	—	32,912
BARC	People’s Republic of China	330,000	USD	330,000	1.000%	Quarterly	Jun 2025	(7,853)	—	(7,853)
BARC	Republic of Colombia	350,000	USD	350,000	1.000%	Quarterly	Jun 2025	16,165	$5,473	21,638
BARC	Republic of Indonesia	355,000	USD	355,000	1.000%	Quarterly	Jun 2025	16,939	1,677	18,616
BOA	Republic of South Africa	745,000	USD	745,000	1.000%	Quarterly	Dec 2024	75,078	20,105	95,183
BOA	Government of Mexico	720,000	USD	720,000	1.000%	Quarterly	Jun 2025	30,529	16,536	47,065
CITI	Government of Malaysia	4,860,000	USD	4,860,000	1.000%	Quarterly	Dec 2024	(92,035)	97,589	5,554
CITI	Republic of Indonesia	4,940,000	USD	4,940,000	1.000%	Quarterly	Dec 2024	(16,811)	221,172	204,361
CITI	Republic of South Africa	3,725,000	USD	3,725,000	1.000%	Quarterly	Dec 2024	380,307	95,608	475,915
CITI	Government of Malaysia	1,370,000	USD	1,370,000	1.000%	Quarterly	Jun 2025	12,677	(3,826)	8,851
CITI	Republic of Colombia	745,000	USD	745,000	1.000%	Quarterly	Jun 2025	43,125	2,932	46,057
GSI	People's Republic of China	3,880,000	USD	3,880,000	1.000%	Quarterly	Dec 2024	(111,523)	14,384	(97,139)
GSI	Republic of South Africa	745,000	USD	745,000	1.000%	Quarterly	Dec 2024	76,540	18,643	95,183
GSI	Republic of South Africa	2,295,000	USD	2,295,000	1.000%	Quarterly	Jun 2025	262,248	69,160	331,408
JPM	Government of Russia	4,920,000	USD	4,920,000	1.000%	Quarterly	Dec 2024	(62,185)	249,532	187,347
JPM	Republic of Korea	9,630,000	USD	9,630,000	1.000%	Quarterly	Dec 2024	(331,469)	35,514	(295,955)
MSI	Government of Japan	9,570,000	USD	9,570,000	1.000%	Quarterly	Dec 2024	(349,886)	61,379	(288,507)
MSI	Republic of Colombia	4,960,000	USD	4,960,000	1.000%	Quarterly	Dec 2024	(29,341)	279,217	249,876
MSI	Government of Mexico	350,000	USD	350,000	1.000%	Quarterly	Jun 2025	14,506	8,373	22,879
MSI	CMBX.NA.BBB-.7	2,030,000	USD	2,030,000	3.000%	Monthly	Jan 2047	45,351	337,176	382,527
MSI	CMBX.NA.BBB-.8	2,080,000	USD	2,080,000	3.000%	Monthly	Oct 2057	99,423	386,668	486,091
				$59,655,000				$107,119	$1,917,312	$2,024,431
Centrally cleared	CDX.NA.HY.33	3,322,200	USD	3,322,200	5.000%	Quarterly	Dec 2024	177,140	35,148	212,288
Centrally cleared	CDX.NA.IG.34	2,700,000	USD	2,700,000	1.000%	Quarterly	Jun 2025	6,024	12,099	18,123
Centrally cleared	iTraxx Europe Senior Financials Series 33 Version 1	15,165,000	EUR	16,259,316	1.000%	Quarterly	Jun 2025	172,641	(20,053)	152,588
Centrally cleared	iTraxx Europe Series 33 Version 1	8,635,000	EUR	9,411,229	1.000%	Quarterly	Jun 2025	(38,867)	21,814	(17,053)
Centrally cleared	iTraxx Europe Sub Financials Series 33 Version 1	3,420,000	EUR	3,666,410	1.000%	Quarterly	Jun 2025	296,392	(4,032)	292,360
				$35,359,155				$613,330	$44,976	$658,306
				$95,014,155				$720,449	$1,962,288	$2,682,737
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.NA.HY.33	6.485%	1,911,000	USD	$1,911,000	5.000%	Quarterly	Dec 2024	$(102,699)	$(19,414)	$(122,113)
Centrally cleared	CDX.NA.IG.33	1.065%	9,425,000	USD	9,425,000	1.000%	Quarterly	Dec 2024	(136,136)	102,375	(33,761)
162

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Credit default swaps - Seller (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	iTraxx Europe Crossover Series 32 Version 1	5.545%	6,480,000	EUR	$7,280,591	5.000%	Quarterly	Dec 2024	$631,333	$(783,139)	(151,806)
					$18,616,591				$392,498	$(700,178)	$(307,680)
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iBoxx $ Liquid Leveraged Loan Index	3-Month USD LIBOR	Quarterly	USD	2,000,000	Jun 2020	GSI	$(57)	$186,819	$186,762
Pay	iBoxx $ Liquid Leveraged Loan Index	1-Month USD LIBOR	Quarterly	USD	3,000,000	Jun 2020	MSI	(9,386)	(346,584)	(355,970)
								$(9,443)	$(159,765)	$(169,208)
* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
USD	U.S. Dollar
ZAR	South African Rand
163

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Derivatives Abbreviations
BARC	Barclays Bank PLC
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
CNREPOFIX	China Fixing Repo Rate
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
LIBOR	London Interbank Offered Rate
MSI	Morgan Stanley & Co. International PLC
NIBOR	Norwegian Interbank Offered Rate
OTC	Over-the-counter
TELBOR	Tel Aviv Interbank Offered Rate
TIIE	Tasa de Interes Interbancario de Equilibrio (Interbank Equilibrium Interest Rate)
Real Estate Securities Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.8%
Consumer discretionary – 0.7%
Hotels, restaurants and leisure – 0.7%
Hotels, resorts and cruise lines – 0.7%
Hyatt Hotels Corp., Class A (A)	36,689	$1,757,403
Real estate – 98.1%
Equity real estate investment trusts – 98.1%
Diversified REITs – 2.5%
Essential Properties Realty Trust, Inc.	280,101	3,658,119
STORE Capital Corp.	165,351	2,996,160
		6,654,279
Health care REITs – 10.4%
Healthpeak Properties, Inc.	291,487	6,951,965
Medical Properties Trust, Inc.	400,244	6,920,219
Omega Healthcare Investors, Inc.	88,053	2,336,927
Ventas, Inc.	130,356	3,493,541
Welltower, Inc.	184,004	8,423,703
		28,126,355
Hotel and resort REITs – 1.1%
Ryman Hospitality Properties, Inc.	80,115	2,872,123
Industrial REITs – 13.9%
EastGroup Properties, Inc.	46,639	4,872,843
Prologis, Inc.	300,976	24,189,441
Rexford Industrial Realty, Inc.	205,159	8,413,571
		37,475,855
Office REITs – 11.3%
Alexandria Real Estate Equities, Inc.	80,092	10,977,410
Cousins Properties, Inc.	200,641	5,872,762
Highwoods Properties, Inc.	169,700	6,010,774
Kilroy Realty Corp.	122,513	7,804,078
		30,665,024
Residential REITs – 21.7%
American Homes 4 Rent, Class A	176,214	4,088,165
Apartment Investment & Management Company, A Shares	151,222	5,315,453
Equity LifeStyle Properties, Inc.	178,825	10,278,861
Equity Residential	175,267	10,815,727
Essex Property Trust, Inc.	24,878	5,479,131
Invitation Homes, Inc.	403,448	8,621,684
Mid-America Apartment Communities, Inc.	91,900	9,468,457
Sun Communities, Inc.	36,382	4,542,293
		58,609,771
Retail REITs – 8.4%
Agree Realty Corp.	97,353	6,026,151
Brixmor Property Group, Inc.	293,548	2,788,706
Real Estate Securities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Kimco Realty Corp.	379,564	$3,670,384
Realty Income Corp.	206,208	10,281,531
		22,766,772
Specialized REITs – 28.8%
American Tower Corp.	32,852	7,153,523
Crown Castle International Corp.	31,227	4,509,179
Digital Realty Trust, Inc.	132,002	18,336,398
Equinix, Inc.	40,579	25,344,422
Extra Space Storage, Inc.	106,438	10,192,503
Gaming and Leisure Properties, Inc.	144,381	4,000,798
Life Storage, Inc.	86,893	8,215,733
		77,752,556
		264,922,735
TOTAL COMMON STOCKS (Cost $314,041,006)		$266,680,138
SHORT-TERM INVESTMENTS – 1.7%
Short-term funds – 1.7%
John Hancock Collateral Trust, 1.1260% (B)(C)	127,803	1,277,714
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.3210% (B)	3,345,345	3,345,345
TOTAL SHORT-TERM INVESTMENTS (Cost $4,623,318)		$4,623,059
Total Investments (Real Estate Securities Trust) (Cost $318,664,324) – 100.5%		$271,303,197
Other assets and liabilities, net – (0.5%)		(1,366,038)
TOTAL NET ASSETS – 100.0%		$269,937,159
Security Abbreviations and Legend
(A)	All or a portion of this security is on loan as of 3-31-20. The value of securities on loan amounted to $1,252,299.
(B)	The rate shown is the annualized seven-day yield as of 3-31-20.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Science & Technology Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 95.3%
Communication services – 19.7%
Entertainment – 3.3%
Activision Blizzard, Inc.	55,450	$3,298,166

164

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
Electronic Arts, Inc. (A)(B)	10,415	$1,043,271
NetEase, Inc., ADR (B)	8,805	2,826,053
Netflix, Inc. (A)	19,230	7,220,865
Take-Two Interactive Software, Inc. (A)	44,275	5,251,458
Zynga, Inc., Class A (A)	359,120	2,459,972
		22,099,785
Interactive media and services – 16.2%
58.com, Inc., ADR (A)	316,406	15,415,300
Alphabet, Inc., Class C (A)	32,333	37,597,136
Facebook, Inc., Class A (A)	186,399	31,091,353
Mail.Ru Group, Ltd., GDR (A)	666,770	10,717,213
NAVER Corp.	91,844	12,769,476
Tencent Holdings, Ltd., ADR	38,900	1,909,601
		109,500,079
Media – 0.2%
News Corp., Class A	192,356	1,726,395
		133,326,259
Consumer discretionary – 17.8%
Automobiles – 0.2%
Tesla, Inc. (A)	3,125	1,637,500
Diversified consumer services – 0.3%
TAL Education Group, ADR (A)	33,995	1,810,574
Internet and direct marketing retail – 17.3%
Alibaba Group Holding, Ltd., ADR (A)	60,007	11,670,161
Amazon.com, Inc. (A)	20,650	40,261,718
Booking Holdings, Inc. (A)	12,423	16,712,910
GrubHub, Inc. (A)	2,380	96,937
JD.com, Inc., ADR (A)	62,570	2,534,085
Naspers, Ltd., N Shares	48,315	6,866,256
Prosus NV (A)	48,934	3,426,397
Tongcheng-Elong Holdings, Ltd. (A)	1,706,400	2,366,228
Trip.com Group, Ltd., ADR (A)	701,775	16,456,624
Zalando SE (A)(C)	442,826	16,690,137
		117,081,453
		120,529,527
Health care – 1.5%
Health care equipment and supplies – 1.0%
Intuitive Surgical, Inc. (A)	13,721	6,794,776
Health care technology – 0.5%
Veeva Systems, Inc., Class A (A)	22,995	3,595,728
		10,390,504
Industrials – 0.7%
Aerospace and defense – 0.7%
The Boeing Company	30,021	4,477,332
Electrical equipment – 0.0%
Bloom Energy Corp., Class A (A)(B)	68,435	357,915
		4,835,247
Information technology – 55.5%
Communications equipment – 0.1%
Telefonaktiebolaget LM Ericsson, ADR	83,120	672,441
Viavi Solutions, Inc. (A)	23,830	267,134
		939,575
Electronic equipment, instruments and components – 0.3%
Cognex Corp.	16,040	677,209
Flex, Ltd. (A)	68,165	570,882
IPG Photonics Corp. (A)	2,965	326,980
Samsung SDI Company, Ltd.	1,685	328,053
		1,903,124
IT services – 7.4%
Akamai Technologies, Inc. (A)	36,320	3,322,917
Science & Technology Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
DXC Technology Company	34,005	$443,765
EPAM Systems, Inc. (A)	9,340	1,734,064
Fidelity National Information Services, Inc.	31,248	3,801,007
Fiserv, Inc. (A)	48,147	4,573,484
Global Payments, Inc.	20,856	3,008,061
Mastercard, Inc., Class A	11,265	2,721,173
MongoDB, Inc. (A)(B)	54,535	7,446,209
Okta, Inc. (A)	95,245	11,644,654
PayPal Holdings, Inc. (A)	19,095	1,828,155
Shopify, Inc., Class A (A)	1,105	460,708
Square, Inc., Class A (A)	14,445	756,629
Twilio, Inc., Class A (A)(B)	41,805	3,741,129
Visa, Inc., Class A	10,190	1,641,813
Wix.com, Ltd. (A)	29,110	2,934,870
		50,058,638
Semiconductors and semiconductor equipment – 13.8%
Advanced Micro Devices, Inc. (A)	177,460	8,070,881
Applied Materials, Inc.	146,828	6,727,659
ASML Holding NV	8,225	2,151,989
Cree, Inc. (A)(B)	28,720	1,018,411
Intel Corp.	36,165	1,957,250
KLA Corp.	4,960	712,950
Lam Research Corp.	28,575	6,858,000
Marvell Technology Group, Ltd.	144,325	3,266,075
Maxim Integrated Products, Inc.	163,614	7,953,277
Micron Technology, Inc. (A)	465,100	19,562,106
NVIDIA Corp.	70,245	18,516,582
QUALCOMM, Inc.	165,709	11,210,214
STMicroelectronics NV (B)	110,410	2,359,462
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	55,365	2,645,893
Teradyne, Inc.	11,995	649,769
		93,660,518
Software – 26.0%
Alteryx, Inc., Class A (A)	81,060	7,714,480
Atlassian Corp. PLC, Class A (A)	86,880	11,925,149
Autodesk, Inc. (A)	8,475	1,322,948
Citrix Systems, Inc.	5,810	822,406
Coupa Software, Inc. (A)(B)	6,970	973,918
Crowdstrike Holdings, Inc., Class A (A)	172,235	9,590,045
Datadog, Inc., Class A (A)	550	19,789
DocuSign, Inc. (A)	11,930	1,102,332
Dynatrace, Inc. (A)	4,340	103,466
Fortinet, Inc. (A)	51,030	5,162,705
Intuit, Inc.	20,354	4,681,420
Microsoft Corp.	273,012	43,056,723
NortonLifeLock, Inc.	167,012	3,124,795
Palo Alto Networks, Inc. (A)	20,681	3,390,857
Paycom Software, Inc. (A)	69,180	13,975,052
Proofpoint, Inc. (A)	18,240	1,871,242
RingCentral, Inc., Class A (A)	74,370	15,759,747
salesforce.com, Inc. (A)	133,780	19,261,644
Slack Technologies, Inc., Class A (A)(B)	116,525	3,127,531
Smartsheet, Inc., Class A (A)	15,710	652,122
Splunk, Inc. (A)	32,065	4,047,565
Synopsys, Inc. (A)	30,844	3,972,399
VMware, Inc., Class A (A)(B)	14,637	1,772,541
Workday, Inc., Class A (A)	67,088	8,736,199
Zendesk, Inc. (A)	13,245	847,812
Zscaler, Inc. (A)(B)	140,392	8,544,257
		175,559,144
Technology hardware, storage and peripherals – 7.9%
Apple, Inc.	64,005	16,275,831

165

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Technology hardware, storage and peripherals (continued)
NetApp, Inc.	35,720	$1,489,167
Pure Storage, Inc., Class A (A)	1,095,943	13,480,099
Samsung Electronics Company, Ltd.	562,408	21,867,259
		53,112,356
		375,233,355
Real estate – 0.1%
Equity real estate investment trusts – 0.1%
Equinix, Inc.	1,200	749,484
TOTAL COMMON STOCKS (Cost $645,424,436)		$645,064,376
PREFERRED SECURITIES – 0.2%
Communication services – 0.1%
Media – 0.1%
Airbnb, Inc., Series E (A)(D)(E)	8,624	793,149
Industrials – 0.1%
Road and rail – 0.1%
DiDi Chuxing, Inc. (A)(D)(E)	9,513	387,607
TOTAL PREFERRED SECURITIES (Cost $1,063,751)		$1,180,756
SHORT-TERM INVESTMENTS – 6.7%
Short-term funds – 4.8%
John Hancock Collateral Trust, 1.1260% (F)(G)	1,905,165	19,046,887
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.3210% (F)	500,000	500,000
T. Rowe Price Government Reserve Fund, 0.9288% (F)	12,752,160	12,752,160
		32,299,047
Repurchase agreement – 1.9%
Repurchase Agreement with State Street Corp. dated 3-31-20 at 0.000% to be repurchased at $12,916,000 on 4-1-20, collateralized by $12,575,000 U.S. Treasury Notes, 2.125% due 5-15-22 (valued at $13,179,090)	$12,916,000	12,916,000
TOTAL SHORT-TERM INVESTMENTS (Cost $45,222,144)		$45,215,047
Total Investments (Science & Technology Trust) (Cost $691,710,331) – 102.2%		$691,460,179
Other assets and liabilities, net – (2.2%)		(15,083,210)
TOTAL NET ASSETS – 100.0%		$676,376,969
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-20. The value of securities on loan amounted to $18,638,750.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to Portfolio of Investments.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	The rate shown is the annualized seven-day yield as of 3-31-20.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Select Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 41.8%
U.S. Government – 12.0%
U.S. Treasury Bonds
2.375%, 11/15/2049 (A)	$92,811,000	$115,839,729
2.750%, 11/15/2042	177,310,000	229,048,505
3.000%, 02/15/2047	119,700,000	165,461,871
3.125%, 11/15/2041	108,160,000	147,701,775
U.S. Treasury Inflation Protected Securities 0.250%, 07/15/2029	41,318,780	42,944,460
U.S. Treasury Notes
0.375%, 03/31/2022	17,495,000	17,546,938
0.500%, 03/31/2025	98,986,000	99,612,395
1.500%, 02/15/2030	15,085,000	16,262,337
		834,418,010
U.S. Government Agency – 29.8%
Federal Home Loan Mortgage Corp.
3.000%, 03/01/2043 to 02/01/2050	276,481,400	291,115,999
3.500%, 04/01/2044 to 12/01/2049	198,508,193	212,183,275
4.000%, 11/01/2043 to 12/01/2048	69,270,441	74,751,775
Federal National Mortgage Association
2.625%, 09/06/2024	8,300,000	9,053,906
3.000%, TBA (B)	40,000,000	41,986,872
3.000%, 09/01/2032 to 11/01/2049	465,616,921	490,487,517
3.500%, 05/01/2029 to 03/01/2050	484,306,700	516,397,217
4.000%, 09/01/2040 to 10/01/2048	296,077,196	323,078,782
4.500%, 12/01/2040 to 07/01/2048	92,360,562	101,006,750
Government National Mortgage Association 4.000%, 10/15/2039 to 11/15/2041	5,860,022	6,383,745
		2,066,445,838
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $2,695,037,905)		$2,900,863,848
FOREIGN GOVERNMENT OBLIGATIONS – 0.5%
Qatar – 0.3%
State of Qatar
3.375%, 03/14/2024 (C)	11,857,000	12,064,498
5.103%, 04/23/2048 (C)	8,410,000	10,198,471
		22,262,969
Saudi Arabia – 0.2%
Kingdom of Saudi Arabia 4.375%, 04/16/2029 (C)	12,280,000	13,188,352
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $32,434,121)		$35,451,321
CORPORATE BONDS – 37.8%
Communication services – 3.4%
Activision Blizzard, Inc. 3.400%, 09/15/2026	5,073,000	5,349,627
AT&T, Inc.
3.400%, 05/15/2025	12,955,000	13,399,379
3.800%, 02/15/2027	9,390,000	9,756,212
CC Holdings GS V LLC 3.849%, 04/15/2023	8,542,000	8,579,489
Charter Communications Operating LLC
4.200%, 03/15/2028	15,151,000	15,551,936
4.800%, 03/01/2050	15,035,000	15,665,402
5.750%, 04/01/2048	14,120,000	16,029,478
6.484%, 10/23/2045	12,093,000	14,784,975
Comcast Corp.
3.000%, 02/01/2024	12,675,000	13,308,603
3.100%, 04/01/2025	6,788,000	7,177,209
4.049%, 11/01/2052	11,306,000	13,474,775
4.150%, 10/15/2028	24,349,000	27,719,881

166

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Level 3 Financing, Inc. 3.400%, 03/01/2027 (C)	$9,956,000	$9,476,619
The Walt Disney Company 3.350%, 03/24/2025	16,214,000	17,680,373
Verizon Communications, Inc.
3.000%, 03/22/2027 (A)	2,177,000	2,290,928
4.000%, 03/22/2050	2,170,000	2,575,370
4.400%, 11/01/2034	7,105,000	8,318,148
4.862%, 08/21/2046	15,989,000	20,848,182
ViacomCBS, Inc. 4.750%, 05/15/2025	15,557,000	15,500,778
		237,487,364
Consumer discretionary – 3.6%
Amazon.com, Inc.
3.150%, 08/22/2027	16,225,000	17,771,019
4.050%, 08/22/2047	8,281,000	10,570,931
Choice Hotels International, Inc. 3.700%, 12/01/2029	11,867,000	9,493,600
Daimler Finance North America LLC
2.700%, 06/14/2024 (C)	6,580,000	6,354,724
3.500%, 08/03/2025 (C)	5,990,000	5,810,466
Dollar Tree, Inc. 4.200%, 05/15/2028	18,470,000	18,444,258
Expedia Group, Inc.
3.250%, 02/15/2030	9,545,000	7,780,779
3.800%, 02/15/2028	15,965,000	13,812,540
5.000%, 02/15/2026	14,665,000	13,250,697
Ford Motor Credit Company LLC
4.134%, 08/04/2025	23,065,000	20,458,655
5.113%, 05/03/2029	15,357,000	13,091,843
5.875%, 08/02/2021	11,594,000	11,362,120
General Motors Financial Company, Inc.
4.000%, 01/15/2025	21,663,000	19,252,844
4.300%, 07/13/2025	7,929,000	7,282,131
Nissan Motor Acceptance Corp. 3.450%, 03/15/2023 (C)	6,650,000	6,496,444
Prosus NV
4.850%, 07/06/2027 (C)	3,610,000	3,445,502
5.500%, 07/21/2025 (C)	8,425,000	8,254,975
QVC, Inc.
4.375%, 03/15/2023	6,305,000	5,962,308
5.125%, 07/02/2022	4,524,000	3,794,928
5.450%, 08/15/2034	3,840,000	2,814,134
Resorts World Las Vegas LLC 4.625%, 04/16/2029 (C)	8,800,000	7,781,839
Starbucks Corp. 2.250%, 03/12/2030	11,159,000	10,412,347
Target Corp. 2.250%, 04/15/2025	5,247,000	5,326,947
The TJX Companies, Inc.
3.500%, 04/15/2025	8,691,000	8,889,261
3.875%, 04/15/2030	10,644,000	11,013,863
		248,929,155
Consumer staples – 0.6%
Alimentation Couche-Tard, Inc. 2.700%, 07/26/2022 (C)	7,214,000	7,129,598
Anheuser-Busch InBev Worldwide, Inc. 4.600%, 04/15/2048	10,094,000	10,692,842
Coca-Cola Femsa SAB de CV 2.750%, 01/22/2030	8,429,000	8,244,595
Kraft Heinz Foods Company 4.875%, 02/15/2025 (C)	8,105,000	8,123,224
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
The Coca-Cola Company 4.200%, 03/25/2050	$7,419,000	$9,720,360
		43,910,619
Energy – 2.8%
Aker BP ASA 3.000%, 01/15/2025 (C)	6,211,000	4,931,113
Cimarex Energy Company 4.375%, 06/01/2024	6,403,000	5,046,605
Colorado Interstate Gas Company LLC 4.150%, 08/15/2026 (C)	5,555,000	5,404,092
Enable Midstream Partners LP
3.900%, 05/15/2024	9,579,000	5,315,724
4.150%, 09/15/2029	12,155,000	5,592,729
4.950%, 05/15/2028	7,661,000	3,821,888
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%) 03/01/2078	9,984,000	7,488,000
Energy Transfer Operating LP
4.200%, 04/15/2027	4,472,000	3,622,118
4.250%, 03/15/2023	10,387,000	9,302,802
5.150%, 03/15/2045	9,380,000	7,259,908
5.875%, 01/15/2024	8,500,000	8,027,270
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%) 08/16/2077	16,640,000	11,398,400
Husky Energy, Inc. 3.950%, 04/15/2022	4,500,000	4,074,609
Kinder Morgan Energy Partners LP 7.750%, 03/15/2032	7,325,000	8,737,305
MPLX LP
4.000%, 03/15/2028	9,383,000	8,338,933
4.250%, 12/01/2027 (C)	5,555,000	4,805,731
5.250%, 01/15/2025 (C)	5,370,000	4,726,703
ONEOK Partners LP 4.900%, 03/15/2025	4,043,000	3,535,167
Sabine Pass Liquefaction LLC
4.200%, 03/15/2028	6,870,000	5,900,031
5.000%, 03/15/2027	8,336,000	7,088,552
5.875%, 06/30/2026	12,829,000	12,218,961
Saudi Arabian Oil Company 2.875%, 04/16/2024 (C)	15,637,000	15,190,114
Sunoco Logistics Partners Operations LP
3.900%, 07/15/2026	10,801,000	9,099,484
5.400%, 10/01/2047	8,136,000	6,459,835
The Williams Companies, Inc.
3.750%, 06/15/2027	6,455,000	5,918,034
4.550%, 06/24/2024	14,035,000	12,789,325
TransCanada PipeLines, Ltd. 4.250%, 05/15/2028	6,220,000	6,353,739
		192,447,172
Financials – 10.8%
Ameriprise Financial, Inc. 3.000%, 04/02/2025	8,658,000	8,621,377
Ares Capital Corp. 4.200%, 06/10/2024	8,855,000	7,850,686
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year ICE Swap Rate + 5.168%) 06/15/2026 (A)(C)(D)	5,540,000	5,443,050
AXA SA 8.600%, 12/15/2030	4,814,000	6,403,101
Banco Santander SA 4.379%, 04/12/2028	7,600,000	7,783,897
Bank of America Corp.
3.950%, 04/21/2025	9,372,000	9,855,659
4.200%, 08/26/2024	6,250,000	6,643,227

167

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Bank of America Corp. (continued)
4.450%, 03/03/2026	$14,191,000	$15,347,105
Bank of America Corp. (3.864% to 7-23-23, then 3 month LIBOR + 0.940%) 07/23/2024	15,600,000	16,366,649
Bank of Montreal 3.300%, 02/05/2024 (A)	23,365,000	24,398,143
Barclays Bank PLC 10.179%, 06/12/2021 (C)	3,675,000	3,905,819
Barclays PLC 4.375%, 01/12/2026	7,380,000	7,419,238
BPCE SA
4.500%, 03/15/2025 (C)	10,505,000	10,426,051
5.700%, 10/22/2023 (C)	9,475,000	9,728,079
Brighthouse Financial, Inc. 3.700%, 06/22/2027 (A)	16,086,000	13,958,103
Cantor Fitzgerald LP 4.875%, 05/01/2024 (C)	12,051,000	12,019,607
Capital One Financial Corp. 3.900%, 01/29/2024	11,800,000	11,833,235
Citigroup, Inc.
3.200%, 10/21/2026	14,892,000	15,424,156
4.600%, 03/09/2026	14,174,000	15,238,367
5.500%, 09/13/2025	5,625,000	6,250,096
CNO Financial Group, Inc. 5.250%, 05/30/2029	8,285,000	8,046,702
Credit Agricole SA 3.250%, 01/14/2030 (C)	14,312,000	13,593,566
Danske Bank A/S 5.000%, 01/12/2022 (C)	6,007,000	6,150,378
Discover Bank 2.450%, 09/12/2024	9,842,000	9,429,294
Discover Financial Services
3.950%, 11/06/2024	12,399,000	12,618,110
4.100%, 02/09/2027	4,203,000	4,043,040
GE Capital International Funding Company Unlimited Company 4.418%, 11/15/2035	15,181,000	16,401,104
HSBC Holdings PLC (3.950% to 5-18-23, then 3 month LIBOR + 0.987%) 05/18/2024	13,550,000	13,883,481
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year ICE Swap Rate + 5.514%) 06/01/2021 (D)	6,220,000	6,111,150
ING Bank NV 5.800%, 09/25/2023 (C)	1,107,000	1,200,523
ING Groep NV 3.550%, 04/09/2024	5,555,000	5,582,629
Jefferies Financial Group, Inc. 5.500%, 10/18/2023	8,015,000	8,088,227
Jefferies Group LLC
4.150%, 01/23/2030	7,245,000	6,936,242
4.850%, 01/15/2027	10,323,000	10,226,935
JPMorgan Chase & Co. 2.950%, 10/01/2026	13,224,000	13,665,750
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month LIBOR + 1.245%) 01/29/2027	12,901,000	13,933,233
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) 02/01/2025 (D)	11,555,000	10,112,936
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) 02/01/2024 (D)	14,980,000	15,654,100
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Lazard Group LLC 4.375%, 03/11/2029	$7,100,000	$7,183,851
Lincoln National Corp. 4.000%, 09/01/2023	4,000,000	4,000,710
Lloyds Banking Group PLC 4.450%, 05/08/2025	16,755,000	17,945,287
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) 11/01/2026 (D)	7,340,000	7,046,400
Macquarie Bank, Ltd. 4.875%, 06/10/2025 (C)	7,810,000	8,215,568
Manufacturers & Traders Trust Company (3 month LIBOR + 0.640%) 2.220%, 12/01/2021 (E)	3,610,000	3,507,109
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%) 6.400%, 12/15/2036	7,277,000	7,594,306
MetLife, Inc. (9.250% to 4-8-38, then 3 month LIBOR + 5.540%) 9.250%, 04/08/2038 (C)	2,567,000	3,208,750
Morgan Stanley 3.875%, 01/27/2026	8,269,000	8,923,927
Nationwide Building Society (3.622% to 4-26-22, then 3 month LIBOR + 1.181%) 04/26/2023 (C)	5,604,000	5,571,198
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year ICE Swap Rate + 3.650%) 10/16/2044 (C)	8,555,000	8,897,200
Ohio National Financial Services, Inc. 5.550%, 01/24/2030 (C)	6,460,000	6,500,511
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%) 09/15/2042	18,588,000	18,030,360
Raymond James Financial, Inc. 4.650%, 04/01/2030	3,232,000	3,380,222
Royal Bank of Canada 2.250%, 11/01/2024 (A)	13,200,000	13,332,413
Santander Holdings USA, Inc.
3.244%, 10/05/2026	14,811,000	13,224,509
3.400%, 01/18/2023	9,125,000	9,014,713
3.500%, 06/07/2024	16,690,000	16,292,603
4.400%, 07/13/2027	4,673,000	4,596,348
Santander UK Group Holdings PLC 4.750%, 09/15/2025 (C)	6,030,000	5,925,936
Stifel Financial Corp. 4.250%, 07/18/2024	7,344,000	7,471,620
Teachers Insurance & Annuity Association of America 4.270%, 05/15/2047 (C)	8,083,000	7,769,912
The Goldman Sachs Group, Inc. 3.850%, 01/26/2027	18,038,000	18,560,883
The PNC Financial Services Group, Inc.
2.200%, 11/01/2024	14,420,000	14,937,711
3.150%, 05/19/2027	3,997,000	4,187,161
3.500%, 01/23/2024	8,302,000	8,610,841
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) 06/01/2023 (D)	7,182,000	6,104,700
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) 08/01/2021 (D)	11,183,000	10,561,002
The Royal Bank of Scotland Group PLC 3.875%, 09/12/2023	8,246,000	8,329,590

168

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The Royal Bank of Scotland Group PLC (3.754% to 11-1-24, then 5 Year CMT + 2.100%) 11/01/2029	$4,512,000	$4,173,062
The Toronto-Dominion Bank
2.650%, 06/12/2024	15,490,000	15,812,370
3.250%, 03/11/2024	10,361,000	10,828,097
Truist Financial Corp. 4.000%, 05/01/2025	12,087,000	12,732,527
Wells Fargo & Company 3.550%, 09/29/2025	17,333,000	18,281,263
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) 06/15/2025 (D)	23,435,000	23,786,525
Zions Bancorp NA 3.250%, 10/29/2029	18,340,000	15,559,365
		750,691,595
Health care – 3.0%
AbbVie, Inc.
3.200%, 11/21/2029 (C)	16,282,000	16,610,467
4.250%, 11/21/2049 (C)	6,159,000	6,643,523
AmerisourceBergen Corp. 3.450%, 12/15/2027	12,400,000	12,455,635
Baxter International, Inc. 3.950%, 04/01/2030 (C)	1,514,000	1,637,066
Bristol-Myers Squibb Company
2.900%, 07/26/2024 (C)	16,673,000	17,669,788
3.250%, 02/20/2023 (C)	8,204,000	8,612,910
Cottage Health Obligated Group 3.304%, 11/01/2049 (A)	7,391,000	7,536,020
CVS Health Corp.
3.000%, 08/15/2026	2,550,000	2,540,089
3.750%, 04/01/2030	7,985,000	8,261,991
4.300%, 03/25/2028	11,078,000	11,764,877
5.050%, 03/25/2048	11,164,000	12,677,904
Fresenius Medical Care US Finance III, Inc. 3.750%, 06/15/2029 (C)	16,265,000	16,473,442
GlaxoSmithKline Capital PLC 3.000%, 06/01/2024	13,634,000	14,216,921
HCA, Inc. 4.125%, 06/15/2029	13,112,000	13,205,692
Partners Healthcare System, Inc. 3.192%, 07/01/2049	14,047,000	14,005,878
Pfizer, Inc. 2.950%, 03/15/2024	11,389,000	11,809,574
Premier Health Partners 2.911%, 11/15/2026	7,827,000	7,683,564
Shire Acquisitions Investments Ireland DAC 3.200%, 09/23/2026	12,537,000	12,821,918
Stanford Health Care 3.310%, 08/15/2030	3,557,000	3,767,811
Universal Health Services, Inc.
4.750%, 08/01/2022 (C)	5,605,000	5,573,500
5.000%, 06/01/2026 (C)	6,964,000	6,946,590
		212,915,160
Industrials – 4.7%
3M Company 3.250%, 02/14/2024	8,374,000	8,864,441
AerCap Ireland Capital DAC 2.875%, 08/14/2024	9,076,000	7,317,433
Air Canada 2013-1 Class A Pass Through Trust 4.125%, 05/15/2025 (C)	3,105,178	2,977,740
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Air Canada 2017-1 Class B Pass Through Trust 3.700%, 01/15/2026 (C)	$4,828,968	$4,486,788
Air Lease Corp. 3.625%, 12/01/2027	4,932,000	4,108,996
America West Airlines 2000-1 Pass Through Trust 8.057%, 07/02/2020	949,169	949,377
American Airlines 2013-1 Class A Pass Through Trust 4.000%, 07/15/2025	4,214,283	4,018,337
American Airlines 2013-2 Class A Pass Through Trust 4.950%, 01/15/2023	8,724,815	7,590,324
American Airlines 2015-1 Class A Pass Through Trust 3.375%, 05/01/2027	10,040,788	8,496,759
American Airlines 2016-1 Class A Pass Through Trust 4.100%, 01/15/2028	8,681,859	8,340,663
American Airlines 2016-1 Class AA Pass Through Trust 3.575%, 01/15/2028	7,602,217	7,365,717
American Airlines 2017-1 Class A Pass Through Trust 4.000%, 02/15/2029	5,758,638	5,183,226
American Airlines 2017-1 Class AA Pass Through Trust 3.650%, 02/15/2029	6,619,663	6,136,790
American Airlines 2017-2 Class A Pass Through Trust 3.600%, 10/15/2029	5,251,034	4,794,787
American Airlines 2019-1 Class A Pass Through Trust 3.500%, 02/15/2032	5,188,860	4,332,698
American Airlines 2019-1 Class AA Pass Through Trust 3.150%, 02/15/2032	7,773,443	6,847,025
Ashtead Capital, Inc.
4.250%, 11/01/2029 (C)	4,031,000	3,414,479
5.250%, 08/01/2026 (C)	9,165,000	8,729,663
British Airways 2013-1 Class A Pass Through Trust 4.625%, 06/20/2024 (C)	3,795,985	3,766,237
British Airways 2013-1 Class B Pass Through Trust 5.625%, 06/20/2020 (C)	408,691	407,332
British Airways 2018-1 Class A Pass Through Trust 4.125%, 09/20/2031 (C)	1,800,380	1,570,338
Canadian Pacific Railway Company 2.050%, 03/05/2030	7,562,000	7,021,725
Carrier Global Corp.
2.242%, 02/15/2025 (C)	12,029,000	11,747,171
2.722%, 02/15/2030 (A)(C)	9,623,000	8,854,049
CH Robinson Worldwide, Inc. 4.200%, 04/15/2028	7,980,000	8,457,687
Continental Airlines 2007-1 Class A Pass Through Trust 5.983%, 04/19/2022	2,666,503	2,650,129
Delta Air Lines 2002-1 Class G-1 Pass Through Trust 6.718%, 01/02/2023	1,312,974	1,309,020
Delta Air Lines, Inc.
2.900%, 10/28/2024	15,545,000	12,442,035

169

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Delta Air Lines, Inc. (continued)
3.800%, 04/19/2023	$6,835,000	$6,423,228
4.375%, 04/19/2028	8,785,000	7,051,149
General Electric Company 5.550%, 01/05/2026	13,902,000	15,019,166
Huntington Ingalls Industries, Inc.
3.844%, 05/01/2025 (C)	2,145,000	2,208,593
4.200%, 05/01/2030 (C)	5,386,000	5,576,268
5.000%, 11/15/2025 (C)	6,231,000	6,427,471
IHS Markit, Ltd.
4.000%, 03/01/2026 (C)	8,327,000	8,273,707
4.750%, 02/15/2025 (C)	4,400,000	4,624,620
4.750%, 08/01/2028	6,540,000	6,844,502
JetBlue 2019-1 Class AA Pass Through Trust 2.750%, 05/15/2032	7,877,000	6,888,699
Otis Worldwide Corp. 2.056%, 04/05/2025 (C)	9,425,000	9,213,114
Owens Corning 3.950%, 08/15/2029	8,341,000	7,882,241
The Boeing Company 3.200%, 03/01/2029	28,311,000	26,145,288
United Airlines 2014-2 Class A Pass Through Trust 3.750%, 09/03/2026	9,882,106	9,588,957
United Airlines 2014-2 Class B Pass Through Trust 4.625%, 09/03/2022	2,664,481	2,455,242
United Airlines 2016-1 Class A Pass Through Trust 3.450%, 07/07/2028	9,093,218	8,359,453
United Airlines 2016-1 Class B Pass Through Trust 3.650%, 01/07/2026	10,503,819	8,296,815
United Airlines 2018-1 Class B Pass Through Trust 4.600%, 03/01/2026	3,238,078	2,825,304
United Airlines 2019-1 Class A Pass Through Trust 4.550%, 08/25/2031 (A)	7,195,732	7,210,408
United Parcel Service, Inc. 3.900%, 04/01/2025	7,566,000	8,198,422
US Airways 2010-1 Class A Pass Through Trust 6.250%, 04/22/2023	2,168,243	2,179,500
US Airways 2012-1 Class A Pass Through Trust 5.900%, 10/01/2024	3,665,157	3,643,862
		327,516,975
Information technology – 4.9%
Autodesk, Inc. 2.850%, 01/15/2030	4,681,000	4,584,707
Broadcom Corp.
3.125%, 01/15/2025	7,165,000	6,869,058
3.875%, 01/15/2027	24,892,000	23,728,707
Broadcom, Inc. 4.750%, 04/15/2029 (C)	12,650,000	12,848,454
Citrix Systems, Inc. 3.300%, 03/01/2030	11,727,000	10,909,124
Dell International LLC
4.900%, 10/01/2026 (C)	10,965,000	10,922,402
5.300%, 10/01/2029 (C)	14,027,000	13,643,801
8.350%, 07/15/2046 (C)	13,299,000	15,626,647
Hewlett Packard Enterprise Company 4.900%, 10/15/2025	9,504,000	9,997,070
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Jabil, Inc. 3.600%, 01/15/2030	$13,765,000	$12,242,974
KLA Corp. 4.100%, 03/15/2029	7,998,000	8,715,481
Lam Research Corp.
4.000%, 03/15/2029	14,493,000	16,456,735
4.875%, 03/15/2049	8,624,000	11,193,273
Marvell Technology Group, Ltd. 4.875%, 06/22/2028	13,240,000	13,717,468
Microchip Technology, Inc. 4.333%, 06/01/2023	18,809,000	18,750,062
Micron Technology, Inc.
4.185%, 02/15/2027	20,585,000	20,832,353
4.975%, 02/06/2026	5,300,000	5,555,902
5.327%, 02/06/2029	16,374,000	17,948,356
Microsoft Corp. 4.450%, 11/03/2045	7,583,000	9,970,512
Motorola Solutions, Inc. 4.600%, 02/23/2028	15,076,000	15,377,531
NVIDIA Corp. 2.850%, 04/01/2030	8,458,000	8,790,738
NXP BV
3.875%, 06/18/2026 (C)	5,422,000	5,273,517
4.875%, 03/01/2024 (C)	8,705,000	9,294,158
Oracle Corp. 2.950%, 04/01/2030	22,589,000	22,724,583
PayPal Holdings, Inc. 2.850%, 10/01/2029	15,085,000	14,972,638
Seagate HDD Cayman 4.750%, 01/01/2025 (A)	11,170,000	11,109,062
Tech Data Corp. 3.700%, 02/15/2022	2,409,000	2,384,576
Visa, Inc. 2.700%, 04/15/2040	4,341,000	4,309,050
		338,748,939
Materials – 0.9%
Albemarle Wodgina Pty, Ltd. 3.450%, 11/15/2029 (C)	7,500,000	7,360,364
Anglo American Capital PLC 4.750%, 04/10/2027 (C)	9,195,000	8,983,554
Ecolab, Inc. 4.800%, 03/24/2030	7,250,000	8,253,618
Inversiones CMPC SA 3.850%, 01/13/2030 (C)	3,668,000	3,301,200
Newmont Corp. 2.800%, 10/01/2029	5,113,000	4,871,702
Orbia Advance Corp. SAB de CV 5.500%, 01/15/2048 (C)	6,320,000	5,479,503
Syngenta Finance NV
4.441%, 04/24/2023 (C)	10,880,000	10,248,618
5.676%, 04/24/2048 (C)	5,180,000	4,163,581
The Sherwin-Williams Company 2.300%, 05/15/2030	11,434,000	10,741,713
		63,403,853
Real estate – 1.6%
American Homes 4 Rent LP 4.250%, 02/15/2028	10,505,000	10,419,527
American Tower Corp.
2.400%, 03/15/2025	7,146,000	7,041,250
2.950%, 01/15/2025	7,845,000	7,835,703
3.550%, 07/15/2027	15,555,000	15,589,047
3.800%, 08/15/2029	6,600,000	6,737,033
Crown Castle International Corp.
3.300%, 07/01/2030	2,390,000	2,370,378
4.150%, 07/01/2050	2,123,000	2,099,647

170

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
CyrusOne LP 3.450%, 11/15/2029	$8,590,000	$7,582,479
Equinix, Inc. 3.200%, 11/18/2029	12,725,000	11,783,477
GLP Capital LP
3.350%, 09/01/2024	4,360,000	3,858,600
5.375%, 04/15/2026	9,005,000	7,982,032
SBA Tower Trust
2.836%, 01/15/2025 (C)	7,899,000	7,629,643
3.722%, 04/11/2023 (C)	10,335,000	10,342,791
Ventas Realty LP 3.500%, 02/01/2025	8,315,000	8,167,679
		109,439,286
Utilities – 1.5%
ABY Transmision Sur SA 6.875%, 04/30/2043 (C)	2,612,327	3,353,600
Dominion Energy, Inc. 3.375%, 04/01/2030	6,413,000	6,348,549
Emera US Finance LP 3.550%, 06/15/2026	6,192,000	5,905,694
Engie Energia Chile SA 3.400%, 01/28/2030 (C)	12,850,000	10,986,750
FirstEnergy Corp. 2.650%, 03/01/2030	5,771,000	5,439,376
NextEra Energy Capital Holdings, Inc. 3.550%, 05/01/2027	16,740,000	17,278,628
NRG Energy, Inc. 3.750%, 06/15/2024 (C)	6,545,000	6,478,666
Oncor Electric Delivery Company LLC 2.750%, 06/01/2024	13,875,000	13,399,094
Vistra Operations Company LLC
3.550%, 07/15/2024 (C)	12,479,000	11,730,029
3.700%, 01/30/2027 (C)	12,728,000	11,339,607
4.300%, 07/15/2029 (C)	12,250,000	10,872,085
		103,132,078
TOTAL CORPORATE BONDS (Cost $2,700,655,699)		$2,628,622,196
MUNICIPAL BONDS – 0.8%
Foothill-Eastern Transportation Corridor Agency (California) 4.094%, 01/15/2049	7,076,000	7,165,653
Mississippi Hospital Equipment & Facilities Authority 3.720%, 09/01/2026	7,677,000	8,136,468
New Jersey Transportation Trust Fund Authority
4.081%, 06/15/2039	9,117,000	8,835,558
4.131%, 06/15/2042	790,000	764,910
Ohio Air Quality Development Authority 2.100%, 10/01/2028	18,315,000	17,641,741
Ohio Turnpike & Infrastructure Commission 3.216%, 02/15/2048	6,950,000	6,986,349
Regents of the University of California 3.006%, 05/15/2050	8,755,000	7,960,571
TOTAL MUNICIPAL BONDS (Cost $58,433,876)		$57,491,250
COLLATERALIZED MORTGAGE OBLIGATIONS – 10.0%
Commercial and residential – 5.9%
Arroyo Mortgage Trust Series 2019-3, Class A1 2.962%, 10/25/2048 (C)(F)	6,777,310	6,353,035
Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class A, 3.218%, 04/14/2033 (C)	$5,706,000	$5,864,381
Series 2015-200P, Class C, 3.596%, 04/14/2033 (C)(F)	6,760,000	6,930,034
Series 2019-BPR, Class DNM, 3.843%, 11/05/2032 (C)(F)	5,605,000	4,883,446
BBCMS Trust Series 2020-C6, Class A2 2.690%, 02/15/2053	4,700,000	4,830,864
Benchmark Mortgage Trust
Series 2018-B1, Class A2, 3.571%, 01/15/2051	12,340,000	12,743,897
Series 2018-B7, Class A2, 4.377%, 05/15/2053	11,785,000	12,579,202
Series 2019-B12, Class A2, 3.001%, 08/15/2052	11,185,000	11,500,913
Series 2019-B14, Class A2, 2.915%, 12/15/2062	9,761,000	10,014,150
BRAVO Residential Funding Trust Series 2019-NQM1, Class A1 2.666%, 07/25/2059 (C)(F)	5,035,377	4,942,648
Bunker Hill Loan Depositary Trust Series 2019-2, Class A1 2.879%, 07/25/2049 (C)	14,990,444	13,721,170
BX Commercial Mortgage Trust Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) 2.026%, 03/15/2037 (C)(E)	2,722,000	2,285,980
Cantor Commercial Real Estate Lending Series 2019-CF1, Class A2 3.623%, 05/15/2052	10,780,000	11,340,524
Citigroup Commercial Mortgage Trust
Series 2015-GC29, Class A3, 2.935%, 04/10/2048	7,495,000	7,543,963
Series 2015-GC29, Class A4, 3.192%, 04/10/2048	14,450,000	14,701,525
Series 2015-GC33, Class A4, 3.778%, 09/10/2058	10,860,000	11,468,020
Series 2019-PRM, Class A, 3.341%, 05/10/2036 (C)	10,020,000	9,431,073
Series 2019-SMRT, Class A, 4.149%, 01/10/2036 (C)	9,645,000	9,812,515
Series 2020-GC46, Class A2, 2.708%, 02/15/2053	15,370,000	15,647,407
COLT Mortgage Loan Trust Series 2020-1, Class A1 2.488%, 02/25/2050 (C)(F)	5,107,474	4,940,003
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2014-CR20, Class A3, 3.326%, 11/10/2047	18,450,000	19,195,758
Series 2016-CR28, Class A3, 3.495%, 02/10/2049	4,415,000	4,566,293
Series 2016-CR28, Class A4, 3.762%, 02/10/2049	7,720,000	8,087,122
Commercial Mortgage Trust (Deutsche Bank AG) Series 2020-CBM, Class A2 2.896%, 02/10/2037 (C)	2,831,000	2,503,193

171

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
CSMC Trust
Series 2019-AFC1, Class A1, 2.573%, 07/25/2049 (C)	$11,506,067	$11,005,352
Series 2020-AFC1, Class A1, 2.240%, 02/25/2050 (C)(F)	6,977,160	6,160,452
GCAT Trust Series 2020-NQM1, Class A1 2.247%, 01/25/2060 (C)	11,304,396	10,758,698
GS Mortgage Securities Trust
Series 2013-GC12, Class A3, 2.860%, 06/10/2046	11,420,000	11,341,050
Series 2015-GC30, Class A3, 3.119%, 05/10/2050	7,880,000	7,993,943
Series 2015-GC34, Class A3, 3.244%, 10/10/2048	13,195,000	13,729,586
Series 2019-GC40, Class A2, 2.971%, 07/10/2052	10,505,000	10,762,544
Series 2020-UPTN, Class A, 2.751%, 02/10/2037 (C)	5,820,000	5,574,923
Irvine Core Office Trust Series 2013-IRV, Class A2 3.173%, 05/15/2048 (C)(F)	7,750,000	7,760,963
JPMBB Commercial Mortgage Securities Trust Series 2015-C31, Class A3 3.801%, 08/15/2048	11,285,000	12,046,366
JPMCC Commercial Mortgage Securities Trust Series 2019-COR5, Class A2 3.150%, 06/13/2052	19,510,000	20,118,349
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-JP1, Class A5 3.914%, 01/15/2049	11,020,000	11,902,030
KNDL Mortgage Trust Series 2019-KNSQ, Class C (1 month LIBOR + 1.050%) 1.755%, 05/15/2036 (C)(E)	8,830,000	7,502,516
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class A5 3.635%, 10/15/2048	12,945,000	13,453,802
Morgan Stanley Capital I Trust Series 2017-CLS, Class D (1 month LIBOR + 1.400%) 2.105%, 11/15/2034 (C)(E)	5,105,000	4,691,603
New Residential Mortgage Loan Trust Series 2020-1A, Class A1B 3.500%, 10/25/2059 (C)(F)	7,813,780	7,838,342
Starwood Mortgage Residential Trust Series 2020-1, Class A1 2.275%, 02/25/2050 (C)(F)	5,667,683	5,436,572
Wells Fargo Commercial Mortgage Trust
Series 2016-C33, Class A3, 3.162%, 03/15/2059	10,130,000	10,307,472
Series 2019-C51, Class A2, 3.039%, 06/15/2052	13,310,000	13,744,824
		408,016,503
U.S. Government Agency – 4.1%
Federal Home Loan Mortgage Corp.
Series K017, Class X1 IO, 1.286%, 12/25/2021	123,530,349	2,031,679
Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series K018, Class X1 IO, 1.300%, 01/25/2022	$101,765,053	$1,724,409
Series K021, Class X1 IO, 1.420%, 06/25/2022	30,364,541	775,444
Series K022, Class X1 IO, 1.209%, 07/25/2022	310,695,780	6,916,461
Series K026, Class X1 IO, 0.974%, 11/25/2022	156,475,569	3,240,969
Series K038, Class A2, 3.389%, 03/25/2024	8,708,000	9,388,147
Series K038, Class X1 IO, 1.129%, 03/25/2024	228,288,384	8,402,565
Series K040, Class A2, 3.241%, 09/25/2024	18,939,000	20,480,993
Series K041, Class A2, 3.171%, 10/25/2024	7,360,000	7,949,824
Series K042, Class A2, 2.670%, 12/25/2024	8,025,000	8,502,427
Series K043, Class A2, 3.062%, 12/25/2024	14,729,000	15,862,162
Series K044, Class A2, 2.811%, 01/25/2025	5,530,000	5,897,606
Series K048, Class A2, 3.284%, 06/25/2025 (F)	11,485,000	12,539,700
Series K048, Class X1 IO, 0.245%, 06/25/2025	162,623,306	1,830,114
Series K049, Class A2, 3.010%, 07/25/2025	20,225,000	21,851,369
Series K052, Class A2, 3.151%, 11/25/2025	6,245,000	6,813,562
Series K064, Class A1, 2.891%, 10/25/2026	7,734,079	8,233,503
Series K727, Class A2, 2.946%, 07/25/2024	26,282,000	27,777,034
Series K728, Class A2, 3.064%, 08/25/2024 (F)	15,925,000	16,958,743
Series K729, Class A2, 3.136%, 10/25/2024	17,465,000	18,687,574
Series KIR3, Class A1, 3.038%, 08/25/2027	15,980,000	17,593,573
Government National Mortgage Association
Series 2012-114, Class IO, 0.760%, 01/16/2053	33,420,576	1,351,475
Series 2016-174, Class IO, 0.890%, 11/16/2056	62,106,618	4,110,315
Series 2017-109, Class IO, 0.600%, 04/16/2057	82,081,868	4,035,104
Series 2017-124, Class IO, 0.709%, 01/16/2059	104,452,914	5,843,942
Series 2017-135, Class IO, 0.835%, 10/16/2058	68,666,828	4,457,548
Series 2017-140, Class IO, 0.612%, 02/16/2059	60,125,982	3,371,973
Series 2017-159, Class IO, 0.544%, 06/16/2059	80,348,344	3,776,637
Series 2017-20, Class IO, 0.740%, 12/16/2058	130,388,169	6,846,657
Series 2017-22, Class IO, 0.932%, 12/16/2057	40,446,146	2,827,744
Series 2017-41, Class IO, 0.786%, 07/16/2058	86,941,926	4,709,453

172

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2017-46, Class IO, 0.616%, 11/16/2057	$98,954,157	$4,982,837
Series 2017-61, Class IO, 0.764%, 05/16/2059	60,757,290	3,719,677
Series 2018-158, Class IO, 0.727%, 05/16/2061	78,082,754	5,295,057
Series 2018-69, Class IO, 0.555%, 04/16/2060	64,296,212	3,554,790
Series 2019-131, Class IO, 0.931%, 07/16/2061	49,982,281	3,679,845
		286,020,912
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $717,713,993)		$694,037,415
ASSET BACKED SECURITIES – 7.9%
AccessLex Institute Series 2007-A, Class A3 (3 month LIBOR + 0.300%) 1.979%, 05/25/2036 (E)	7,199,883	6,528,216
Ally Master Owner Trust Series 2018-1, Class A2 2.700%, 01/17/2023	12,910,000	12,699,834
Americredit Automobile Receivables Trust Series 2020-1, Class C 1.590%, 10/20/2025	8,945,000	8,346,725
AMSR Trust Series 2020-SFR1, Class A 1.819%, 04/17/2037 (C)	9,035,000	8,377,257
Applebee's Funding LLC Series 2019-1A, Class A2I 4.194%, 06/07/2049 (C)	13,311,000	12,106,355
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A 2.360%, 03/20/2026 (C)	10,207,000	8,938,943
Series 2020-1A, Class A 2.330%, 08/20/2026 (C)	7,618,000	6,706,756
CARS-DB4 LP Series 2020-1A, Class A1 2.690%, 02/15/2050 (C)	9,641,931	9,497,302
CLI Funding LLC Series 2018-1A, Class A 4.030%, 04/18/2043 (C)	11,125,137	10,567,971
Coinstar Funding LLC Series 2017-1A, Class A2 5.216%, 04/25/2047 (C)	12,054,138	11,351,980
Corevest American Finance Trust Series 2019-3, Class A 2.705%, 10/15/2052 (C)	2,417,200	2,294,387
DB Master Finance LLC Series 2017-1A, Class A2II 4.030%, 11/20/2047 (C)	3,703,748	3,476,300
DLL LLC Series 2018-ST2, Class A4 3.590%, 06/20/2024 (C)	18,019,000	17,906,603
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23 4.118%, 07/25/2047 (C)	14,119,988	13,669,842
DRB Prime Student Loan Trust
Series 2015-D, Class A2 3.200%, 01/25/2040 (C)	4,854,419	4,917,416
Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
DRB Prime Student Loan Trust (continued)
Series 2016-B, Class A2 2.890%, 06/25/2040 (C)	$5,936,563	$5,992,880
Driven Brands Funding LLC Series 2015-1A, Class A2 5.216%, 07/20/2045 (C)	6,487,063	6,464,098
Elara HGV Timeshare Issuer LLC Series 2019-A, Class A 2.610%, 01/25/2034 (C)	10,149,540	9,752,545
Exeter Automobile Receivables Trust Series 2020-1A, Class C 2.490%, 01/15/2025 (C)	11,835,000	10,782,168
Five Guys Funding LLC Series 2017-1A, Class A2 4.600%, 07/25/2047 (C)	9,954,775	10,395,311
Ford Credit Auto Owner Trust
Series 2018-1, Class A 3.190%, 07/15/2031 (C)	20,019,000	21,935,125
Series 2018-2, Class A 3.470%, 01/15/2030 (C)	10,177,000	10,220,063
Series 2020-1, Class A 2.040%, 08/15/2031 (C)	11,760,000	10,884,169
Ford Credit Floorplan Master Owner Trust Series 2019-2, Class A 3.060%, 04/15/2026	16,032,000	15,433,828
GMF Floorplan Owner Revolving Trust Series 2019-2, Class A 2.900%, 04/15/2026 (C)	13,385,000	12,264,769
Golden Credit Card Trust Series 2018-4A, Class A 3.440%, 10/15/2025 (C)	23,220,000	23,093,878
Great American Auto Leasing, Inc. Series 2019-1, Class A4 3.210%, 02/18/2025 (C)	8,484,000	8,563,845
Hilton Grand Vacations Trust Series 2018-AA, Class A 3.540%, 02/25/2032 (C)	3,328,592	3,318,107
Home Partners of America Trust Series 2019-1, Class A 2.908%, 09/17/2039 (C)	14,322,189	13,889,215
Jack in the Box Funding LLC
Series 2019-1A, Class A23 4.970%, 08/25/2049 (C)	5,441,363	4,507,244
Series 2019-1A, Class A2I 3.982%, 08/25/2049 (C)	6,279,263	5,800,218
Laurel Road Prime Student Loan Trust Series 2019-A, Class A2FX 2.730%, 10/25/2048 (C)	6,725,000	6,751,422
MVW Owner Trust Series 2018-1A, Class A 3.450%, 01/21/2036 (C)	9,025,744	8,672,953
Navient Private Education Loan Trust Series 2016-AA, Class A2A 3.910%, 12/15/2045 (C)	3,601,429	3,678,416
Navient Private Education Refi Loan Trust
Series 2019-EA, Class A2A 2.640%, 05/15/2068 (C)	8,410,000	8,566,873
Series 2019-FA, Class A2 2.600%, 08/15/2068 (C)	12,715,000	12,851,614
Series 2020-BA, Class A2 2.120%, 01/15/2069 (C)	13,158,000	13,202,121

173

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Nelnet Student Loan Trust Series 2004-4, Class A5 (3 month LIBOR + 0.160%) 1.954%, 01/25/2037 (E)	$7,045,079	$6,734,657
NRZ Excess Spread-Collateralized Notes
Series 2018-PLS1, Class A 3.193%, 01/25/2023 (C)	3,260,276	3,250,878
Series 2018-PLS2, Class A 3.265%, 02/25/2023 (C)	4,771,869	4,750,324
Oxford Finance Funding LLC Series 2020-1A, Class A2 3.101%, 02/15/2028 (C)	9,540,000	9,154,491
PFS Financing Corp. Series 2018-F, Class A 3.520%, 10/15/2023 (C)	10,260,000	10,187,771
Progress Residential Trust Series 2020-SFR1, Class A 1.732%, 04/17/2037 (C)	7,750,000	7,267,597
Santander Revolving Auto Loan Trust Series 2019-A, Class A 2.510%, 01/26/2032 (C)	12,236,000	11,716,827
Sesac Finance LLC Series 2019-1, Class A2 5.216%, 07/25/2049 (C)	9,064,450	8,514,329
Sierra Timeshare Receivables Funding LLC Series 2018-3A, Class A 3.690%, 09/20/2035 (C)	3,945,991	3,945,311
SMB Private Education Loan Trust
Series 2015-C, Class A2A 2.750%, 07/15/2027 (C)	3,416,359	3,435,879
Series 2016-A, Class A2A 2.700%, 05/15/2031 (C)	12,820,733	12,863,765
Series 2019-B, Class A2A 2.840%, 06/15/2037 (C)	12,040,000	11,380,745
Sonic Capital LLC Series 2020-1A, Class A2I 3.845%, 01/20/2050 (C)	7,101,078	6,797,933
Sunbird Engine Finance LLC Series 2020-1A, Class A 3.671%, 02/15/2045 (C)	5,141,926	3,008,654
Taco Bell Funding LLC Series 2018-1A, Class A2I 4.318%, 11/25/2048 (C)	15,297,363	14,915,081
Towd Point Mortgage Trust
Series 2017-1, Class A1 2.750%, 10/25/2056 (C)(F)	3,373,836	3,375,194
Series 2017-2, Class A1 2.750%, 04/25/2057 (C)(F)	2,596,804	2,543,827
Series 2019-4, Class A1 2.900%, 10/25/2059 (C)(F)	7,737,071	7,569,528
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A 2.560%, 11/25/2031 (C)	24,486,000	24,806,017
Triton Container Finance V LLC Series 2018-1A, Class A 3.950%, 03/20/2043 (C)	10,336,000	10,230,226
VSE VOI Mortgage LLC Series 2017-A, Class A 2.330%, 03/20/2035 (C)	5,811,362	5,636,241
Westgate Resorts LLC Series 2016-1A, Class A 3.500%, 12/20/2028 (C)	1,629,089	1,620,493
Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Westlake Automobile Receivables Trust Series 2019-1A, Class C 3.450%, 03/15/2024 (C)	$6,231,000	$5,762,248
Willis Engine Structured Trust V Series 2020-A, Class A 3.228%, 03/15/2045 (C)	3,716,000	2,164,867
TOTAL ASSET BACKED SECURITIES (Cost $566,982,382)		$546,039,632
PREFERRED SECURITIES – 0.1%
Utilities – 0.1%
Dominion Energy, Inc., 7.250%	12,915	1,188,309
DTE Energy Company, 6.250%	15,402	580,039
NextEra Energy, Inc., 5.279%	120,650	5,319,459
The Southern Company, 6.750%	19,330	858,252
TOTAL PREFERRED SECURITIES (Cost $8,909,788)		$7,946,059
SHORT-TERM INVESTMENTS – 3.0%
Short-term funds – 1.3%
John Hancock Collateral Trust, 1.1260% (G)(H)	8,837,661	88,354,520
Repurchase agreement – 1.7%
Repurchase Agreement with State Street Corp. dated 3-31-20 at 0.000% to be repurchased at $117,751,000 on 4-1-20, collateralized by $112,060,000 U.S. Treasury Notes, 2.250% due 4-15-22 (valued at $117,814,841) and $2,185,000 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-22 (valued at $2,291,434)	$117,751,000	117,751,000
TOTAL SHORT-TERM INVESTMENTS (Cost $206,104,343)		$206,105,520
Total Investments (Select Bond Trust) (Cost $6,986,272,107) – 101.9%		$7,076,557,241
Other assets and liabilities, net – (1.9%)		(133,597,641)
TOTAL NET ASSETS – 100.0%		$6,942,959,600
SALE COMMITMENTS OUTSTANDING - (0.6)%
U.S. Government Agency – (0.6%)
Federal National Mortgage Association 3.000%, TBA (B)	$(40,000,000)	$(41,986,872)
TOTAL SALE COMMITMENTS OUTSTANDING (Cost $(40,821,875))		$(41,986,872)
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is on loan as of 3-31-20. The value of securities on loan amounted to $86,669,613.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,218,955,710 or 17.6% of the fund's net assets as of 3-31-20.

174

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
Select Bond Trust (continued)
(G)	The rate shown is the annualized seven-day yield as of 3-31-20.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	776	Long	Jun 2020	$96,935,142	$97,278,875	$343,733
						$343,733
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.
Short Term Government Income Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 91.1%
U.S. Government – 43.2%
U.S. Treasury Inflation Protected Securities 0.625%, 04/15/2023	$1,817,270	$1,831,146
U.S. Treasury Notes
1.125%, 06/30/2021 to 02/28/2025	13,148,000	13,439,556
1.375%, 01/31/2022 to 02/15/2023	3,770,000	3,868,173
1.500%, 09/15/2022	4,000,000	4,121,562
1.625%, 06/30/2021	4,220,000	4,297,806
1.750%, 11/30/2021	3,275,000	3,358,538
1.875%, 04/30/2022 to 07/31/2022	14,215,000	14,735,628
2.000%, 05/31/2024	4,500,000	4,807,969
2.125%, 03/31/2024	2,700,000	2,891,742
2.625%, 06/30/2023	5,485,000	5,897,446
2.750%, 08/15/2021 to 07/31/2023	6,305,000	6,673,514
2.875%, 11/15/2021 to 11/30/2023	16,245,000	17,617,281
		83,540,361
U.S. Government Agency – 47.9%
Federal Agricultural Mortgage Corp.
1.640%, 04/17/2020	3,885,000	3,887,975
1.750%, 06/15/2020	2,055,000	2,061,806
2.000%, 01/15/2021	4,965,000	5,032,511
Federal Farm Credit Bank
1.440%, 08/16/2021	4,620,000	4,619,827
2.990%, 04/16/2026	4,500,000	4,504,303
Federal Home Loan Bank
1.875%, 11/29/2021	1,960,000	2,006,420
2.875%, 09/13/2024	5,500,000	6,046,175
Federal Home Loan Mortgage Corp.
1.725%, 02/28/2023	2,500,000	2,502,527
2.375%, 02/16/2021	3,000,000	3,049,626
2.500%, 09/01/2034	3,803,403	3,953,046
3.000%, 07/01/2030 to 12/01/2032	4,930,236	5,178,584
3.218%, (12 month LIBOR + 1.618%), 05/01/2045 (A)	1,120,294	1,144,390
3.500%, 04/01/2032	1,928,017	2,048,817
7.000%, 04/01/2031 to 04/01/2032	536	616
Federal National Mortgage Association
2.125%, 04/24/2026	1,000,000	1,076,699
2.500%, 10/01/2027 to 09/01/2034	4,907,976	5,103,446
Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
2.625%, 01/11/2022	$5,000,000	$5,192,360
2.875%, 09/12/2023	7,005,000	7,575,595
3.000%, 03/01/2028 to 09/01/2034	12,456,500	13,098,307
3.500%, 07/01/2031 to 06/01/2034	7,583,032	8,042,837
6.500%, 01/01/2039	440,930	518,159
7.000%, 12/01/2026 to 01/01/2029	1,340	1,508
7.500%, 01/01/2031	567	663
8.000%, 10/01/2024 to 09/01/2030	1,003	1,161
Government National Mortgage Association 7.500%, 01/15/2027 to 03/15/2027	247	275
Tennessee Valley Authority 3.875%, 02/15/2021	5,815,000	5,968,747
		92,616,380
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $170,560,483)		$176,156,741
MUNICIPAL BONDS – 4.2%
City of Houston
2.110%, 03/01/2025	1,000,000	1,009,450
3.628%, 05/15/2024	1,000,000	1,088,540
City of New York
1.990%, 10/01/2026	1,000,000	979,320
3.250%, 03/01/2024	1,000,000	1,062,740
County of Orange (Florida) 2.280%, 01/01/2026	1,000,000	1,031,910
Los Angeles Unified School District (California) 1.540%, 09/15/2025	1,000,000	954,240
New York State Urban Development Corp. 3.080%, 03/15/2024	1,000,000	1,052,080
State of California 2.375%, 10/01/2026	1,000,000	1,030,460
TOTAL MUNICIPAL BONDS (Cost $8,128,541)		$8,208,740

175

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – 1.9%
U.S. Government Agency – 1.9%
Federal Home Loan Mortgage Corp.
Series K017, Class X1 IO, 1.286%, 12/25/2021	$21,159,009	$347,998
Series K018, Class X1 IO, 1.300%, 01/25/2022	4,180,632	70,841
Series K022, Class X1 IO, 1.209%, 07/25/2022	11,013,642	245,177
Series K026, Class X1 IO, 0.974%, 11/25/2022	5,270,668	109,168
Series K030, Class X1 IO, 0.180%, 04/25/2023	135,439,763	664,535
Series K038, Class X1 IO, 1.129%, 03/25/2024	7,946,165	292,473
Series K718, Class X1 IO, 0.605%, 01/25/2022	19,056,499	155,148
Government National Mortgage Association
Series 2012-114, Class IO, 0.760%, 01/16/2053	2,275,904	92,034
Series 2017-109, Class IO, 0.600%, 04/16/2057	2,699,309	132,697
Series 2017-124, Class IO, 0.709%, 01/16/2059	3,441,751	192,559
Series 2017-140, Class IO, 0.612%, 02/16/2059	2,001,562	112,251
Series 2017-20, Class IO, 0.740%, 12/16/2058	4,618,510	242,517
Series 2017-41, Class IO, 0.786%, 07/16/2058	3,017,638	163,459
Series 2017-46, Class IO, 0.616%, 11/16/2057	3,435,326	172,986
Series 2017-61, Class IO, 0.764%, 05/16/2059	2,093,589	128,173
Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2017-74, Class IO, 0.711%, 09/16/2058	$3,244,803	$155,539
Series 2017-89, Class IO, 0.764%, 07/16/2059	3,694,628	226,861
Series 2018-9, Class IO, 0.559%, 01/16/2060	2,519,536	124,556
		3,628,972
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,146,760)		$3,628,972
SHORT-TERM INVESTMENTS – 1.9%
Repurchase agreement – 1.9%
Repurchase Agreement with State Street Corp. dated 3-31-20 at 0.000% to be repurchased at $3,618,000 on 4-1-20, collateralized by $3,515,000 U.S. Treasury Notes, 2.250% due 4-15-22 (valued at $3,695,513)	3,618,000	3,618,000
TOTAL SHORT-TERM INVESTMENTS (Cost $3,618,000)		$3,618,000
Total Investments (Short Term Government Income Trust) (Cost $186,453,784) – 99.1%		$191,612,453
Other assets and liabilities, net – 0.9%		1,657,183
TOTAL NET ASSETS – 100.0%		$193,269,636
Security Abbreviations and Legend
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	30	Long	Jun 2020	$6,509,123	$6,611,484	$102,361
						$102,361
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.
Small Cap Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.0%
Communication services – 2.2%
Diversified telecommunication services – 0.8%
Anterix, Inc. (A)(B)	2,967	$135,503
ATN International, Inc.	2,917	171,257
Bandwidth, Inc., Class A (A)	4,400	296,076
Cincinnati Bell, Inc. (A)	13,662	200,012
Cogent Communications Holdings, Inc.	11,369	931,917
Consolidated Communications Holdings, Inc.	19,842	90,281
Frontier Communications Corp. (A)(B)	30,974	11,770
IDT Corp., Class B (A)	5,207	28,222
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
Intelsat SA (A)(B)	18,634	$28,510
Iridium Communications, Inc. (A)	26,723	596,725
Ooma, Inc. (A)	5,797	69,158
ORBCOMM, Inc. (A)	22,208	54,188
Vonage Holdings Corp. (A)	61,124	441,927
		3,055,546
Entertainment – 0.2%
AMC Entertainment Holdings, Inc., Class A	14,463	45,703
Eros International PLC (A)(B)	20,802	34,323

176

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
Glu Mobile, Inc. (A)	31,885	$200,557
IMAX Corp. (A)	14,204	128,546
Liberty Media Corp.-Liberty Braves, Class A (A)	3,389	66,086
Liberty Media Corp.-Liberty Braves, Class C (A)	9,311	177,468
Reading International, Inc., Class A (A)	5,151	20,037
The Marcus Corp.	6,279	77,357
		750,077
Interactive media and services – 0.3%
Cargurus, Inc. (A)	20,377	385,940
Cars.com, Inc. (A)	18,502	79,559
DHI Group, Inc. (A)	14,336	30,966
Eventbrite, Inc., Class A (A)(B)	10,232	74,694
EverQuote, Inc., Class A (A)	2,486	65,258
Liberty TripAdvisor Holdings, Inc., Class A (A)	20,397	36,715
QuinStreet, Inc. (A)	12,652	101,849
The Meet Group, Inc. (A)	19,359	113,637
TrueCar, Inc. (A)	29,734	71,956
Yelp, Inc. (A)	18,561	334,655
		1,295,229
Media – 0.7%
Boston Omaha Corp., Class A (A)(B)	3,119	56,485
Cardlytics, Inc. (A)(B)	3,924	137,183
Central European Media Enterprises, Ltd., Class A (A)	25,206	78,895
comScore, Inc. (A)	14,557	41,051
Cumulus Media, Inc., Class A (A)	4,004	21,702
Daily Journal Corp. (A)(B)	337	76,937
Emerald Holding, Inc.	7,146	18,508
Entercom Communications Corp., Class A	32,998	56,427
Entravision Communications Corp., Class A	18,741	38,044
Fluent, Inc. (A)	12,982	15,189
Gannett Company, Inc. (B)	33,124	49,024
Gray Television, Inc. (A)	24,612	264,333
Hemisphere Media Group, Inc. (A)	5,665	48,379
Liberty Latin America, Ltd., Class A (A)	13,098	137,791
Liberty Latin America, Ltd., Class C (A)	30,124	309,072
Loral Space & Communications, Inc. (A)	3,653	59,361
Marchex, Inc., Class B (A)	11,950	17,328
MDC Partners, Inc., Class A (A)	17,171	24,898
Media General, Inc. (A)(C)	29,399	2,796
Meredith Corp. (B)	10,765	131,548
MSG Networks, Inc., Class A (A)	11,689	119,228
National CineMedia, Inc.	17,699	57,699
Scholastic Corp.	7,948	202,595
TechTarget, Inc. (A)	6,391	131,719
TEGNA, Inc.	58,165	631,672
The EW Scripps Company, Class A	14,994	113,055
Tribune Publishing Company	5,303	43,007
WideOpenWest, Inc. (A)	7,397	35,210
		2,919,136
Wireless telecommunication services – 0.2%
Boingo Wireless, Inc. (A)	12,079	128,158
Gogo, Inc. (A)(B)	15,808	33,513
Shenandoah Telecommunications Company	12,961	638,329
Spok Holdings, Inc.	5,109	54,615
		854,615
		8,874,603
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary – 8.5%
Auto components – 0.8%
Adient PLC (A)	23,919	$216,945
American Axle & Manufacturing Holdings, Inc. (A)	30,922	111,628
Cooper Tire & Rubber Company	13,093	213,416
Cooper-Standard Holdings, Inc. (A)	4,597	47,211
Dana, Inc.	38,527	300,896
Dorman Products, Inc. (A)	7,167	396,120
Fox Factory Holding Corp. (A)	10,213	428,946
Gentherm, Inc. (A)	8,766	275,252
LCI Industries	6,523	435,932
Modine Manufacturing Company (A)	13,762	44,727
Motorcar Parts of America, Inc. (A)	5,281	66,435
Standard Motor Products, Inc.	5,554	230,880
Stoneridge, Inc. (A)	7,271	121,789
Tenneco, Inc., Class A (A)(B)	13,989	50,360
Visteon Corp. (A)	7,539	361,721
		3,302,258
Automobiles – 0.1%
Winnebago Industries, Inc.	8,446	234,883
Distributors – 0.1%
Core-Mark Holding Company, Inc.	12,253	350,068
Funko, Inc., Class A (A)(B)	5,897	23,529
Weyco Group, Inc.	1,745	35,197
		408,794
Diversified consumer services – 0.9%
Adtalem Global Education, Inc. (A)	14,113	378,087
American Public Education, Inc. (A)	4,273	102,253
Career Education Corp. (A)	18,728	202,075
Carriage Services, Inc.	4,697	75,857
Chegg, Inc. (A)(B)	31,914	1,141,883
Collectors Universe, Inc.	2,424	37,984
Houghton Mifflin Harcourt Company (A)	29,571	55,593
K12, Inc. (A)	10,584	199,614
Laureate Education, Inc., Class A (A)	30,263	318,064
OneSpaWorld Holdings, Ltd. (B)	12,697	51,550
Regis Corp. (A)	6,588	38,935
Select Interior Concepts, Inc., Class A (A)	6,256	12,950
Strategic Education, Inc.	5,737	801,803
WW International, Inc. (A)	12,757	215,721
		3,632,369
Hotels, restaurants and leisure – 1.9%
BBX Capital Corp.	19,454	44,939
BJ's Restaurants, Inc.	5,492	76,284
Bloomin' Brands, Inc.	23,529	167,997
Boyd Gaming Corp.	21,699	312,900
Brinker International, Inc.	10,046	120,652
Carrols Restaurant Group, Inc. (A)	10,525	19,156
Century Casinos, Inc. (A)	9,387	22,623
Churchill Downs, Inc.	9,453	973,186
Chuy's Holdings, Inc. (A)	4,806	48,396
Cracker Barrel Old Country Store, Inc.	6,395	532,192
Dave & Buster's Entertainment, Inc.	8,334	109,009
Del Taco Restaurants, Inc. (A)	8,271	28,370
Denny's Corp. (A)	16,099	123,640
Dine Brands Global, Inc.	4,259	122,148
Drive Shack, Inc. (A)	17,907	27,219
El Pollo Loco Holdings, Inc. (A)	5,608	47,388
Eldorado Resorts, Inc. (A)	18,014	259,402
Everi Holdings, Inc. (A)	18,889	62,334
Fiesta Restaurant Group, Inc. (A)	6,917	27,876
Golden Entertainment, Inc. (A)	5,161	34,114
J Alexander's Holdings, Inc. (A)	4,447	17,032

177

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Jack in the Box, Inc.	6,232	$218,432
Lindblad Expeditions Holdings, Inc. (A)	6,567	27,384
Marriott Vacations Worldwide Corp.	11,149	619,661
Monarch Casino & Resort, Inc. (A)	3,239	90,919
Nathan's Famous, Inc.	888	54,168
Noodles & Company (A)(B)	8,323	39,201
Papa John's International, Inc.	6,034	322,035
Penn National Gaming, Inc. (A)	29,947	378,830
PlayAGS, Inc. (A)	7,832	20,755
RCI Hospitality Holdings, Inc.	2,750	27,418
Red Lion Hotels Corp. (A)	8,061	11,769
Red Robin Gourmet Burgers, Inc. (A)	3,675	31,311
Red Rock Resorts, Inc., Class A	18,951	162,031
Ruth's Hospitality Group, Inc.	7,936	53,012
Scientific Games Corp. (A)	15,483	150,185
SeaWorld Entertainment, Inc. (A)	12,713	140,097
Shake Shack, Inc., Class A (A)	7,877	297,278
Target Hospitality Corp. (A)	9,682	19,267
Texas Roadhouse, Inc.	17,765	733,695
The Cheesecake Factory, Inc. (B)	11,120	189,930
Twin River Worldwide Holdings, Inc.	4,866	63,307
Wingstop, Inc.	7,975	635,608
		7,463,150
Household durables – 1.5%
Bassett Furniture Industries, Inc.	3,116	16,982
Beazer Homes USA, Inc. (A)	8,011	51,591
Cavco Industries, Inc. (A)	2,370	343,508
Century Communities, Inc. (A)	7,153	103,790
Ethan Allen Interiors, Inc.	6,432	65,735
Flexsteel Industries, Inc.	2,417	26,490
GoPro, Inc., Class A (A)(B)	34,743	91,027
Green Brick Partners, Inc. (A)	7,271	58,532
Hamilton Beach Brands Holding Company, Class B	1,197	11,383
Helen of Troy, Ltd. (A)	6,749	972,058
Hooker Furniture Corp.	3,348	52,262
Installed Building Products, Inc. (A)	6,275	250,184
iRobot Corp. (A)(B)	7,488	306,259
KB Home	23,252	420,861
La-Z-Boy, Inc.	12,041	247,443
LGI Homes, Inc. (A)	5,443	245,751
M/I Homes, Inc. (A)	7,186	118,785
MDC Holdings, Inc.	13,472	312,550
Meritage Homes Corp. (A)	9,618	351,153
Skyline Champion Corp. (A)	13,995	219,442
Sonos, Inc. (A)	19,790	167,819
Taylor Morrison Home Corp. (A)	34,914	384,054
The Lovesac Company (A)	2,579	15,036
TopBuild Corp. (A)	9,058	648,915
TRI Pointe Group, Inc. (A)	36,867	323,324
Tupperware Brands Corp.	13,746	22,269
Universal Electronics, Inc. (A)	3,798	145,729
ZAGG, Inc. (A)(B)	7,941	24,697
		5,997,629
Internet and direct marketing retail – 0.4%
1-800-Flowers.com, Inc., Class A (A)	7,016	92,822
Duluth Holdings, Inc., Class B (A)(B)	3,389	13,590
Groupon, Inc. (A)	125,427	122,944
Lands' End, Inc. (A)	3,083	16,463
Liquidity Services, Inc. (A)	8,270	32,088
Overstock.com, Inc. (A)	7,692	38,383
PetMed Express, Inc.	5,390	155,124
Quotient Technology, Inc. (A)	21,008	136,552
Shutterstock, Inc.	5,216	167,747
Stamps.com, Inc. (A)	4,470	581,458
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet and direct marketing retail (continued)
Stitch Fix, Inc., Class A (A)(B)	11,421	$145,047
The RealReal, Inc. (A)	9,706	68,039
The Rubicon Project, Inc. (A)	13,681	75,930
Waitr Holdings, Inc. (A)(B)	7,359	9,052
		1,655,239
Leisure products – 0.4%
Acushnet Holdings Corp.	9,518	244,803
American Outdoor Brands Corp. (A)	14,615	121,305
Callaway Golf Company	25,606	261,693
Clarus Corp.	7,023	68,825
Johnson Outdoors, Inc., Class A	1,391	87,216
Malibu Boats, Inc., Class A (A)	5,719	164,650
MasterCraft Boat Holdings, Inc. (A)	5,611	40,960
Sturm Ruger & Company, Inc.	4,457	226,906
Vista Outdoor, Inc. (A)	16,248	142,982
YETI Holdings, Inc. (A)	12,941	252,608
		1,611,948
Multiline retail – 0.1%
Big Lots, Inc.	10,551	150,035
Dillard's, Inc., Class A (B)	2,657	98,176
J.C. Penney Company, Inc. (A)(B)	90,940	32,738
		280,949
Specialty retail – 1.6%
Aaron's, Inc.	18,262	416,008
Abercrombie & Fitch Company, Class A	17,005	154,575
American Eagle Outfitters, Inc.	42,128	334,918
America's Car-Mart, Inc. (A)	1,653	93,147
Asbury Automotive Group, Inc. (A)	5,131	283,385
At Home Group, Inc. (A)(B)	13,296	26,858
Barnes & Noble Education, Inc. (A)	11,744	15,972
Bed Bath & Beyond, Inc.	33,277	140,096
Boot Barn Holdings, Inc. (A)	7,734	100,001
Caleres, Inc.	10,976	57,075
Camping World Holdings, Inc., Class A	9,210	52,405
Chico's FAS, Inc.	32,237	41,586
Citi Trends, Inc.	3,403	30,287
Conn's, Inc. (A)	5,052	21,117
Designer Brands, Inc., Class A (B)	16,727	83,300
Express, Inc. (A)	18,426	27,455
GameStop Corp., Class A (A)(B)	17,973	62,906
Genesco, Inc. (A)	3,775	50,359
GNC Holdings, Inc., Class A (A)(B)	24,230	11,342
Group 1 Automotive, Inc.	4,721	208,951
Guess?, Inc.	12,733	86,202
Haverty Furniture Companies, Inc.	5,006	59,521
Hibbett Sports, Inc. (A)	4,783	52,302
Hudson, Ltd., Class A (A)	11,200	56,224
Lithia Motors, Inc., Class A	6,003	490,985
Lumber Liquidators Holdings, Inc. (A)	8,123	38,097
MarineMax, Inc. (A)	5,879	61,259
Monro, Inc.	8,733	382,593
Murphy USA, Inc. (A)	7,798	657,839
National Vision Holdings, Inc. (A)	21,163	410,985
Office Depot, Inc.	147,623	242,102
Party City Holdco, Inc. (A)	15,370	7,044
Rent-A-Center, Inc.	13,359	188,896
RH (A)	4,541	456,234
Sally Beauty Holdings, Inc. (A)(B)	31,215	252,217
Shoe Carnival, Inc.	2,520	52,340
Signet Jewelers, Ltd.	14,394	92,841
Sleep Number Corp. (A)	7,754	148,567
Sonic Automotive, Inc., Class A	6,703	89,016
Sportsman's Warehouse Holdings, Inc. (A)	11,738	72,306

178

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Tailored Brands, Inc. (B)	12,262	$21,336
The Buckle, Inc. (B)	7,935	108,789
The Cato Corp., Class A	6,239	66,570
The Children's Place, Inc. (B)	4,006	78,357
The Michaels Companies, Inc. (A)(B)	21,378	34,632
Tilly's, Inc., Class A	6,110	25,234
Winmark Corp.	655	83,460
Zumiez, Inc. (A)	5,514	95,502
		6,623,193
Textiles, apparel and luxury goods – 0.7%
Crocs, Inc. (A)	18,755	318,647
Culp, Inc.	3,329	24,501
Deckers Outdoor Corp. (A)	7,522	1,007,948
Delta Apparel, Inc. (A)	1,879	19,560
Fossil Group, Inc. (A)	13,057	42,958
G-III Apparel Group, Ltd. (A)	12,126	93,370
Kontoor Brands, Inc. (B)	11,874	227,625
Movado Group, Inc.	4,456	52,670
Oxford Industries, Inc.	4,431	160,668
Rocky Brands, Inc.	2,061	39,880
Steven Madden, Ltd.	22,524	523,233
Unifi, Inc. (A)	4,186	48,348
Vera Bradley, Inc. (A)	6,239	25,705
Wolverine World Wide, Inc.	21,270	323,304
		2,908,417
		34,118,829
Consumer staples – 3.3%
Beverages – 0.4%
Celsius Holdings, Inc. (A)(B)	7,829	32,960
Coca-Cola Consolidated, Inc.	1,278	266,501
Craft Brew Alliance, Inc. (A)	3,431	51,122
MGP Ingredients, Inc.	3,652	98,202
National Beverage Corp. (A)	3,236	138,015
New Age Beverages Corp. (A)	21,574	29,988
Primo Water Corp.	6,583	59,642
The Boston Beer Company, Inc., Class A (A)	2,237	822,232
		1,498,662
Food and staples retailing – 0.7%
BJ's Wholesale Club Holdings, Inc. (A)	29,937	762,495
HF Foods Group, Inc. (A)	4,261	35,750
Ingles Markets, Inc., Class A	3,891	140,699
Performance Food Group Company (A)	28,220	697,598
PriceSmart, Inc.	6,048	317,822
Rite Aid Corp. (A)(B)	15,050	225,750
SpartanNash Company	9,887	141,582
The Andersons, Inc.	8,576	160,800
The Chefs' Warehouse, Inc. (A)	6,781	68,285
United Natural Foods, Inc. (A)	14,561	133,670
Village Super Market, Inc., Class A	2,491	61,229
Weis Markets, Inc.	2,485	103,525
		2,849,205
Food products – 1.5%
Alico, Inc.	1,390	43,146
B&G Foods, Inc. (B)	17,205	311,238
Calavo Growers, Inc.	4,380	252,682
Cal-Maine Foods, Inc.	8,423	370,444
Darling Ingredients, Inc. (A)	44,260	848,464
Farmer Brothers Company (A)	3,575	24,882
Fresh Del Monte Produce, Inc.	8,292	228,942
Freshpet, Inc. (A)	9,362	597,951
Hostess Brands, Inc. (A)	32,098	342,165
J&J Snack Foods Corp.	4,019	486,299
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
John B. Sanfilippo & Son, Inc.	2,337	$208,928
Lancaster Colony Corp.	5,018	725,804
Landec Corp. (A)	7,467	64,888
Limoneira Company	4,626	60,601
Sanderson Farms, Inc.	5,348	659,515
Seneca Foods Corp., Class A (A)	1,962	78,048
The Simply Good Foods Company (A)	22,264	428,805
Tootsie Roll Industries, Inc.	4,426	159,160
		5,891,962
Household products – 0.3%
Central Garden & Pet Company (A)	3,031	83,353
Central Garden & Pet Company, Class A (A)	10,542	269,559
WD-40 Company	3,680	739,128
		1,092,040
Personal products – 0.3%
BellRing Brands, Inc. Class A (A)	10,633	181,293
Edgewell Personal Care Company (A)	14,607	351,737
elf Beauty, Inc. (A)(B)	7,221	71,055
Inter Parfums, Inc.	4,802	222,573
Lifevantage Corp. (A)	4,166	42,910
Medifast, Inc. (B)	3,020	188,750
Revlon, Inc., Class A (A)(B)	1,940	21,204
USANA Health Sciences, Inc. (A)	3,439	198,637
		1,278,159
Tobacco – 0.1%
22nd Century Group, Inc. (A)(B)	33,824	25,368
Turning Point Brands, Inc.	2,395	50,558
Universal Corp.	6,442	284,801
Vector Group, Ltd.	30,598	288,233
		648,960
		13,258,988
Energy – 1.7%
Energy equipment and services – 0.5%
Archrock, Inc.	35,765	134,476
Cactus, Inc., Class A	12,917	149,837
Diamond Offshore Drilling, Inc. (A)(B)	18,624	34,082
DMC Global, Inc.	3,920	90,199
Dril-Quip, Inc. (A)	9,763	297,772
Era Group, Inc. (A)	5,922	31,564
Exterran Corp. (A)	8,591	41,237
Frank's International NV (A)	29,973	77,630
Geospace Technologies Corp. (A)	3,826	24,486
Helix Energy Solutions Group, Inc. (A)	39,080	64,091
Liberty Oilfield Services, Inc., Class A	14,867	39,992
Matrix Service Company (A)	7,562	71,612
Nabors Industries, Ltd.	98,629	38,475
National Energy Services Reunited Corp. (A)(B)	6,724	34,158
Natural Gas Services Group, Inc. (A)	4,094	18,259
Newpark Resources, Inc. (A)	24,997	22,422
NexTier Oilfield Solutions, Inc. (A)	44,581	52,160
Noble Corp. PLC (A)	69,844	18,159
Oceaneering International, Inc. (A)	27,515	80,894
Oil States International, Inc. (A)	16,774	34,051
Pacific Drilling SA (A)(B)	9,152	3,935
ProPetro Holding Corp. (A)	22,077	55,193
RigNet, Inc. (A)	4,859	8,746
RPC, Inc. (B)	16,862	34,736
SEACOR Holdings, Inc. (A)	4,697	126,631
SEACOR Marine Holdings, Inc. (A)	5,609	24,567
Seadrill, Ltd. (A)(B)	18,097	7,782
Select Energy Services, Inc., Class A (A)	16,938	54,710

179

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Solaris Oilfield Infrastructure, Inc., Class A (B)	8,916	$46,809
TETRA Technologies, Inc. (A)	36,144	11,566
Tidewater, Inc. (A)	11,022	78,036
U.S. Silica Holdings, Inc. (B)	20,529	36,952
		1,845,219
Oil, gas and consumable fuels – 1.2%
Altus Midstream Company, Class A (A)(B)	15,972	11,979
Arch Coal, Inc., Class A	3,885	112,277
Ardmore Shipping Corp.	9,878	51,860
Berry Corp.	17,804	42,908
Bonanza Creek Energy, Inc. (A)	5,051	56,824
Brigham Minerals, Inc., Class A	4,829	39,936
California Resources Corp. (A)(B)	13,888	13,888
Callon Petroleum Company (A)	106,543	58,375
Clean Energy Fuels Corp. (A)	39,030	69,473
CNX Resources Corp. (A)	50,586	269,118
Comstock Resources, Inc. (A)(B)	4,300	23,177
CONSOL Energy, Inc. (A)	7,053	26,026
Contura Energy, Inc. (A)(B)	5,168	12,145
CVR Energy, Inc.	7,876	130,190
Delek US Holdings, Inc.	19,906	313,719
Denbury Resources, Inc. (A)(B)	133,131	24,576
DHT Holdings, Inc.	24,316	186,504
Diamond S Shipping, Inc. (A)	6,236	73,647
Dorian LPG, Ltd. (A)	7,582	66,039
Energy Fuels, Inc. (A)	27,020	31,884
Evolution Petroleum Corp.	9,799	25,575
Extraction Oil & Gas, Inc. (A)(B)	25,406	10,721
Falcon Minerals Corp.	12,199	26,228
GasLog, Ltd.	11,325	40,997
Golar LNG, Ltd. (B)	25,944	204,439
Green Plains, Inc.	9,688	46,987
Gulfport Energy Corp. (A)(B)	45,699	20,322
HighPoint Resources Corp. (A)	34,017	6,463
International Seaways, Inc.	6,906	164,984
Laredo Petroleum, Inc. (A)	50,517	19,186
Magnolia Oil & Gas Corp., Class A (A)(B)	28,357	113,428
Matador Resources Company (A)	30,832	76,463
Montage Resources Corp. (A)(B)	6,082	13,685
NACCO Industries, Inc., Class A	1,054	29,491
Nordic American Tankers, Ltd.	37,741	170,967
Northern Oil and Gas, Inc. (A)	81,320	53,923
Oasis Petroleum, Inc. (A)	89,226	31,229
Panhandle Oil and Gas, Inc., Class A	5,171	19,081
Par Pacific Holdings, Inc. (A)	9,806	69,623
PDC Energy, Inc. (A)	27,607	171,439
Peabody Energy Corp.	18,038	52,310
Penn Virginia Corp. (A)	3,910	12,082
QEP Resources, Inc.	67,185	22,473
Renewable Energy Group, Inc. (A)	10,030	205,916
REX American Resources Corp. (A)	1,493	69,439
Ring Energy, Inc. (A)(B)	19,389	12,772
SandRidge Energy, Inc. (A)	10,288	9,250
Scorpio Tankers, Inc.	11,976	228,981
SFL Corp., Ltd.	21,833	206,759
SM Energy Company	31,014	37,837
Southwestern Energy Company (A)	147,227	248,814
Talos Energy, Inc. (A)	5,735	32,976
Teekay Corp. (A)	19,968	63,099
Teekay Tankers, Ltd., Class A (A)	6,557	145,828
Tellurian, Inc. (A)(B)	26,567	24,014
Uranium Energy Corp. (A)(B)	51,992	29,116
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
W&T Offshore, Inc. (A)(B)	26,634	$45,278
Whiting Petroleum Corp. (A)(B)	25,365	17,005
World Fuel Services Corp.	17,327	436,294
		4,830,019
		6,675,238
Financials – 16.2%
Banks – 8.8%
1st Constitution Bancorp	2,729	36,159
1st Source Corp.	3,683	119,440
ACNB Corp.	1,847	55,410
Allegiance Bancshares, Inc.	5,419	130,652
Amalgamated Bank, Class A	4,102	44,384
Amerant Bancorp, Inc. (A)	5,506	84,737
American National Bankshares, Inc.	2,537	60,634
Ameris Bancorp	16,531	392,777
Ames National Corp.	3,065	62,679
Arrow Financial Corp.	3,653	101,809
Atlantic Capital Bancshares, Inc. (A)	6,841	81,203
Atlantic Union Bankshares Corp.	21,569	472,361
Banc of California, Inc.	12,594	100,752
BancFirst Corp.	5,063	168,952
BancorpSouth Bank	26,005	492,015
Bank First Corp.	1,725	96,600
Bank of Commerce Holdings	5,961	46,913
Bank of Marin Bancorp	3,880	116,400
BankFinancial Corp.	5,359	47,213
Bankwell Financial Group, Inc.	2,230	34,030
Banner Corp.	9,363	309,354
Bar Harbor Bankshares	4,368	75,479
Baycom Corp. (A)	3,332	40,151
BCB Bancorp, Inc.	4,328	46,093
Berkshire Hills Bancorp, Inc.	12,181	181,010
Boston Private Financial Holdings, Inc.	23,267	166,359
Bridge Bancorp, Inc.	4,820	101,991
Brookline Bancorp, Inc.	21,357	240,907
Bryn Mawr Bank Corp.	5,540	157,225
Business First Bancshares, Inc.	3,271	44,159
Byline Bancorp, Inc.	6,969	72,269
C&F Financial Corp.	1,090	43,491
Cadence BanCorp	33,994	222,661
Cambridge Bancorp (B)	869	45,188
Camden National Corp.	4,243	133,442
Capital City Bank Group, Inc.	3,496	70,340
Capstar Financial Holdings, Inc.	5,367	53,080
Carolina Financial Corp.	5,926	153,306
Carter Bank & Trust	6,880	63,158
Cathay General Bancorp	20,189	463,338
CBTX, Inc.	5,179	92,031
CenterState Bank Corp.	32,613	561,922
Central Pacific Financial Corp.	7,571	120,379
Central Valley Community Bancorp	3,572	46,579
Century Bancorp, Inc., Class A	890	55,394
Chemung Financial Corp.	1,161	38,290
Citizens & Northern Corp.	3,629	72,580
City Holding Company	4,185	278,428
Civista Bancshares, Inc.	4,249	63,565
CNB Financial Corp.	4,260	80,386
Codorus Valley Bancorp, Inc.	2,978	47,946
Colony Bankcorp, Inc.	3,589	44,863
Columbia Banking System, Inc.	19,356	518,741
Community Bank System, Inc.	13,559	797,269
Community Bankers Trust Corp.	7,783	37,748
Community Trust Bancorp, Inc.	4,180	132,882
ConnectOne Bancorp, Inc.	9,417	126,564
Customers Bancorp, Inc. (A)	7,923	86,598

180

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
CVB Financial Corp.	35,906	$719,915
Dime Community Bancshares, Inc.	8,790	120,511
Eagle Bancorp, Inc.	8,715	263,280
Enterprise Financial Services Corp.	6,637	185,239
Equity Bancshares, Inc., Class A (A)	4,499	77,608
Esquire Financial Holdings, Inc. (A)	2,236	33,652
Evans Bancorp, Inc.	1,653	40,184
Farmers & Merchants Bancorp, Inc.	2,419	62,676
Farmers National Banc Corp.	7,459	86,748
FB Financial Corp.	4,574	90,199
Fidelity D&D Bancorp, Inc. (B)	908	46,326
Financial Institutions, Inc.	4,598	83,408
First Bancorp (NC)	8,003	184,709
First Bancorp (PR)	58,065	308,906
First Bancorp, Inc.	3,161	69,542
First Bank	5,475	37,997
First Busey Corp.	13,937	238,462
First Business Financial Services, Inc.	2,956	45,818
First Choice Bancorp	2,876	43,169
First Commonwealth Financial Corp.	26,625	243,353
First Community Bankshares, Inc.	4,416	102,893
First Financial Bancorp	26,150	389,897
First Financial Bankshares, Inc.	35,152	943,480
First Financial Corp.	3,551	119,740
First Financial Northwest, Inc.	3,140	31,526
First Foundation, Inc.	11,339	115,885
First Internet Bancorp	3,364	55,237
First Interstate BancSystem, Inc., Class A	9,969	287,506
First Merchants Corp.	14,426	382,145
First Mid Bancshares, Inc.	3,733	88,621
First Midwest Bancorp, Inc.	28,496	377,145
Flushing Financial Corp.	7,762	103,700
FNCB Bancorp, Inc.	6,334	43,768
Franklin Financial Network, Inc.	3,835	78,196
Franklin Financial Services Corp.	1,740	47,763
Fulton Financial Corp.	42,490	488,210
FVCBankcorp, Inc. (A)	4,389	58,461
German American Bancorp, Inc.	6,843	187,840
Glacier Bancorp, Inc.	23,265	791,126
Great Southern Bancorp, Inc.	2,978	120,311
Great Western Bancorp, Inc.	15,117	309,596
Guaranty Bancshares, Inc.	2,944	68,124
Hancock Whitney Corp.	22,954	448,062
Hanmi Financial Corp.	8,655	93,907
HarborOne Bancorp, Inc. (A)	7,864	59,216
Heartland Financial USA, Inc.	9,396	283,759
Heritage Commerce Corp.	12,311	94,425
Heritage Financial Corp.	10,142	202,840
Hilltop Holdings, Inc.	18,775	283,878
Home BancShares, Inc.	41,633	499,180
HomeTrust Bancshares, Inc.	4,960	78,963
Hope Bancorp, Inc.	32,459	266,813
Horizon Bancorp, Inc.	10,420	102,741
Howard Bancorp, Inc. (A)	4,310	46,807
IBERIABANK Corp.	13,905	502,805
Independent Bank Corp. (Massachusetts)	8,900	572,893
Independent Bank Corp. (Michigan)	6,549	84,286
Independent Bank Group, Inc.	9,728	230,359
International Bancshares Corp.	14,688	394,813
Investar Holding Corp.	3,867	49,382
Investors Bancorp, Inc.	60,541	483,723
Lakeland Bancorp, Inc.	13,795	149,124
Lakeland Financial Corp.	6,603	242,660
LCNB Corp.	4,542	57,229
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Live Oak Bancshares, Inc.	7,401	$92,290
Macatawa Bank Corp.	7,778	55,379
MainStreet Bancshares, Inc. (A)	2,824	47,330
Mercantile Bank Corp.	4,582	97,001
Metropolitan Bank Holding Corp. (A)	2,196	59,138
Mid Penn Bancorp, Inc.	2,849	57,692
Midland States Bancorp, Inc.	6,333	110,764
MidWestOne Financial Group, Inc.	3,722	77,939
MVB Financial Corp.	2,831	36,095
National Bank Holdings Corp., Class A	8,062	192,682
National Bankshares, Inc.	2,153	68,681
NBT Bancorp, Inc.	11,493	372,258
Nicolet Bankshares, Inc. (A)	2,374	129,573
Northeast Bank	2,537	29,581
Northrim BanCorp, Inc.	2,275	61,425
Norwood Financial Corp.	1,939	51,771
OFG Bancorp	13,831	154,631
Ohio Valley Banc Corp.	1,430	42,871
Old National Bancorp	45,060	594,341
Old Second Bancorp, Inc.	8,196	56,634
Opus Bank	6,230	107,966
Origin Bancorp, Inc.	5,164	104,571
Orrstown Financial Services, Inc.	4,012	55,245
Pacific Premier Bancorp, Inc.	15,982	301,101
Park National Corp.	3,409	264,675
Parke Bancorp, Inc.	3,534	47,674
PCB Bancorp	3,839	37,545
Peapack Gladstone Financial Corp.	5,481	98,384
Penns Woods Bancorp, Inc.	2,268	55,112
Peoples Bancorp of North Carolina, Inc.	1,973	40,170
Peoples Bancorp, Inc.	5,084	112,611
Peoples Financial Services Corp.	2,003	79,599
People's Utah Bancorp	4,427	85,751
Preferred Bank	3,940	133,251
Premier Financial Bancorp, Inc.	3,954	49,030
QCR Holdings, Inc.	4,316	116,834
RBB Bancorp	4,644	63,716
Renasant Corp.	14,901	325,438
Republic Bancorp, Inc., Class A	2,716	89,709
Republic First Bancorp, Inc. (A)	14,254	31,216
S&T Bancorp, Inc.	10,056	274,730
Sandy Spring Bancorp, Inc.	9,202	208,333
SB One Bancorp	3,360	57,120
Seacoast Banking Corp. of Florida (A)	13,827	253,172
Select Bancorp, Inc. (A)	5,471	41,744
ServisFirst Bancshares, Inc.	13,107	384,297
Shore Bancshares, Inc.	4,878	52,926
Sierra Bancorp	4,253	74,768
Simmons First National Corp., Class A	25,124	462,282
SmartFinancial, Inc.	3,860	58,711
South State Corp.	8,941	525,105
Southern First Bancshares, Inc. (A)	2,439	69,194
Southern National Bancorp of Virginia, Inc.	6,657	65,505
Southside Bancshares, Inc.	8,702	264,454
Stock Yards Bancorp, Inc.	5,640	163,165
Summit Financial Group, Inc.	3,318	70,375
The Bancorp, Inc. (A)	14,454	87,736
The Bank of NT Butterfield & Son, Ltd.	14,454	246,152
The Bank of Princeton	2,087	48,523
The First Bancshares, Inc.	4,177	79,655
The First of Long Island Corp.	6,849	118,830
Tompkins Financial Corp.	3,795	272,481
Towne Bank	18,044	326,416
TriCo Bancshares	6,950	207,249

181

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
TriState Capital Holdings, Inc. (A)	7,071	$68,377
Triumph Bancorp, Inc. (A)	6,500	169,000
Trustmark Corp.	17,188	400,480
UMB Financial Corp.	11,721	543,620
United Bankshares, Inc.	26,058	601,419
United Community Banks, Inc.	21,388	391,614
Univest Financial Corp.	8,109	132,339
Valley National Bancorp	104,645	764,955
Veritex Holdings, Inc.	13,865	193,694
Washington Trust Bancorp, Inc.	4,166	152,309
WesBanco, Inc.	17,352	411,242
West Bancorporation, Inc.	4,715	77,090
Westamerica Bancorporation	7,026	412,988
		35,350,747
Capital markets – 1.4%
Ares Management Corp., Class A	19,197	593,763
Artisan Partners Asset Management, Inc., Class A	13,971	300,237
Assetmark Financial Holdings, Inc. (A)	3,697	75,382
B. Riley Financial, Inc.	5,870	108,125
Blucora, Inc. (A)	13,516	162,868
Brightsphere Investment Group, Inc.	17,850	114,062
Calamos Asset Management, Inc. (A)(C)	5,450	0
Cohen & Steers, Inc.	6,209	282,199
Cowen, Inc., Class A	7,702	74,401
Diamond Hill Investment Group, Inc.	927	83,652
Donnelley Financial Solutions, Inc. (A)	9,034	47,609
Ellington Financial, Inc.	7,781	44,430
Federated Hermes, Inc.	26,061	496,462
Focus Financial Partners, Inc., Class A (A)(B)	8,558	196,920
Greenhill & Company, Inc.	4,352	42,824
Hamilton Lane, Inc., Class A	6,069	335,676
Houlihan Lokey, Inc.	11,032	574,988
INTL. FCStone, Inc. (A)	4,395	159,363
Moelis & Company, Class A	12,901	362,518
Oppenheimer Holdings, Inc., Class A	2,677	52,898
Piper Sandler Companies	3,592	181,647
PJT Partners, Inc., Class A	6,206	269,278
Pzena Investment Management, Inc., Class A	5,432	24,227
Safeguard Scientifics, Inc.	6,485	35,992
Sculptor Capital Management, Inc. (B)	4,869	65,926
Stifel Financial Corp.	17,856	737,096
Virtus Investment Partners, Inc.	1,814	138,064
Waddell & Reed Financial, Inc., Class A (B)	18,267	207,878
Westwood Holdings Group, Inc.	2,511	45,976
WisdomTree Investments, Inc.	37,813	88,104
		5,902,565
Consumer finance – 0.6%
Curo Group Holdings Corp.	4,697	24,894
Encore Capital Group, Inc. (A)	8,313	194,358
Enova International, Inc. (A)	8,798	127,483
EZCORP, Inc., Class A (A)	14,300	59,631
FirstCash, Inc.	11,081	794,951
Green Dot Corp., Class A (A)	13,047	331,263
LendingClub Corp. (A)	18,405	144,479
Medallion Financial Corp. (A)	6,206	11,543
Nelnet, Inc., Class A	4,615	209,567
Oportun Financial Corp. (A)	1,801	19,001
PRA Group, Inc. (A)	12,209	338,433
Regional Management Corp. (A)	2,538	34,669
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer finance (continued)
World Acceptance Corp. (A)	1,470	$80,277
		2,370,549
Diversified financial services – 0.3%
Banco Latinoamericano de Comercio Exterior SA, Class E	8,615	88,821
Cannae Holdings, Inc. (A)	18,624	623,718
FGL Holdings (B)	39,766	389,707
Marlin Business Services Corp.	2,657	29,679
NewStar Financial, Inc. (A)(C)	8,978	2,168
On Deck Capital, Inc. (A)	18,327	28,224
		1,162,317
Insurance – 2.6%
Ambac Financial Group, Inc. (A)	12,543	154,781
American Equity Investment Life Holding Company	24,242	455,750
AMERISAFE, Inc.	5,236	337,565
Argo Group International Holdings, Ltd.	8,808	326,424
Benefytt Technologies, Inc. (A)(B)	2,704	60,543
BRP Group, Inc., Class A (A)	3,937	41,535
Citizens, Inc. (A)(B)	13,973	91,104
CNO Financial Group, Inc.	39,986	495,427
Crawford & Company, Class A	4,655	33,516
eHealth, Inc. (A)	6,180	870,268
Employers Holdings, Inc.	8,470	343,120
Enstar Group, Ltd. (A)	3,048	484,784
FBL Financial Group, Inc., Class A	2,654	123,862
FedNat Holding Company	3,714	42,637
Genworth Financial, Inc., Class A (A)	136,702	453,851
Global Indemnity, Ltd.	2,450	62,475
Goosehead Insurance, Inc., Class A (A)	3,114	138,978
Greenlight Capital Re, Ltd., Class A (A)	8,944	53,217
Hallmark Financial Services, Inc. (A)	4,018	16,233
HCI Group, Inc.	1,822	73,336
Heritage Insurance Holdings, Inc.	7,503	80,357
Horace Mann Educators Corp.	11,230	410,906
Investors Title Company	446	57,088
James River Group Holdings, Ltd.	8,079	292,783
Kinsale Capital Group, Inc.	5,600	585,368
MBIA, Inc. (A)	21,261	151,804
National General Holdings Corp.	18,040	298,562
National Western Life Group, Inc., Class A	585	100,620
Palomar Holdings, Inc. (A)	3,671	213,505
ProAssurance Corp.	14,513	362,825
ProSight Global, Inc. (A)	2,372	23,127
Protective Insurance Corp., Class B	3,150	43,313
RLI Corp.	10,793	949,028
Safety Insurance Group, Inc.	3,994	337,213
Selective Insurance Group, Inc.	15,738	782,179
State Auto Financial Corp.	4,788	133,059
Stewart Information Services Corp.	6,405	170,821
Third Point Reinsurance, Ltd. (A)	20,883	154,743
Tiptree, Inc.	8,376	43,723
Trupanion, Inc. (A)	8,031	209,047
United Fire Group, Inc.	5,858	191,029
United Insurance Holdings Corp.	6,169	57,002
Universal Insurance Holdings, Inc.	8,071	144,632
Watford Holdings, Ltd. (A)	4,987	73,060
		10,525,200
Mortgage real estate investment trusts – 0.7%
AG Mortgage Investment Trust, Inc. (B)	9,590	26,277
Anworth Mortgage Asset Corp.	30,387	34,337
Apollo Commercial Real Estate Finance, Inc.	41,731	309,644

182

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mortgage real estate investment trusts (continued)
Ares Commercial Real Estate Corp.	8,012	$56,004
Arlington Asset Investment Corp., Class A	11,501	25,187
ARMOUR Residential REIT, Inc. (B)	16,054	141,436
Blackstone Mortgage Trust, Inc., Class A	33,636	626,302
Capstead Mortgage Corp.	24,872	104,462
Cherry Hill Mortgage Investment Corp.	4,968	30,802
Colony Credit Real Estate, Inc.	22,811	89,875
Dynex Capital, Inc. (B)	7,187	75,032
Exantas Capital Corp.	9,416	25,988
Granite Point Mortgage Trust, Inc.	14,612	74,083
Great Ajax Corp.	5,715	36,347
Invesco Mortgage Capital, Inc.	38,376	130,862
KKR Real Estate Finance Trust, Inc. (B)	6,348	95,283
Ladder Capital Corp.	28,456	134,881
New York Mortgage Trust, Inc.	69,548	107,799
Orchid Island Capital, Inc. (B)	17,019	50,206
PennyMac Mortgage Investment Trust	22,616	240,182
Ready Capital Corp.	8,765	63,283
Redwood Trust, Inc.	29,064	147,064
TPG RE Finance Trust, Inc.	12,910	70,876
Western Asset Mortgage Capital Corp.	13,614	31,176
		2,727,388
Thrifts and mortgage finance – 1.8%
Axos Financial, Inc. (A)	15,594	282,719
Bridgewater Bancshares, Inc. (A)	7,659	74,675
Capitol Federal Financial, Inc.	35,782	415,429
Columbia Financial, Inc. (A)	13,843	199,339
ESSA Bancorp, Inc.	3,655	49,891
Essent Group, Ltd.	25,834	680,468
Federal Agricultural Mortgage Corp., Class C	2,410	134,068
First Defiance Financial Corp.	10,445	153,959
Flagstar Bancorp, Inc.	8,111	160,841
FS Bancorp, Inc.	1,462	52,632
Hingham Institution for Savings	441	63,941
Home Bancorp, Inc.	2,486	60,708
HomeStreet, Inc.	6,319	140,471
Kearny Financial Corp.	21,961	188,645
Luther Burbank Corp.	6,175	56,625
Merchants Bancorp	2,722	41,320
Meridian Bancorp, Inc.	13,770	154,499
Meta Financial Group, Inc.	9,496	206,253
MMA Capital Holdings, Inc. (A)	1,542	38,134
Mr. Cooper Group, Inc. (A)	20,427	149,730
NMI Holdings, Inc., Class A (A)	17,966	208,585
Northfield Bancorp, Inc.	12,708	142,203
Northwest Bancshares, Inc.	27,222	314,959
OceanFirst Financial Corp.	14,254	226,781
Ocwen Financial Corp. (A)	38,977	19,489
OP Bancorp	5,074	37,852
PCSB Financial Corp.	4,981	69,684
PDL Community Bancorp (A)	3,574	36,705
PennyMac Financial Services, Inc.	6,765	149,574
Pioneer Bancorp, Inc. (A)	3,124	32,427
Provident Bancorp, Inc. (A)	3,371	29,058
Provident Financial Services, Inc.	15,897	204,435
Radian Group, Inc.	53,952	698,678
Riverview Bancorp, Inc.	8,172	40,942
Southern Missouri Bancorp, Inc.	2,365	57,399
Sterling Bancorp, Inc.	5,758	24,759
Territorial Bancorp, Inc.	2,461	60,418
Timberland Bancorp, Inc.	2,152	39,360
TrustCo Bank Corp.	27,668	149,684
Walker & Dunlop, Inc.	7,458	300,334
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
Washington Federal, Inc.	20,845	$541,136
Waterstone Financial, Inc.	7,454	108,381
Western New England Bancorp, Inc.	8,517	57,575
WSFS Financial Corp.	13,523	336,993
		7,191,758
		65,230,524
Health care – 20.6%
Biotechnology – 9.0%
89bio, Inc. (A)	394	9,949
Abeona Therapeutics, Inc. (A)	11,931	25,055
ACADIA Pharmaceuticals, Inc. (A)	30,510	1,289,048
Acceleron Pharma, Inc. (A)	12,236	1,099,649
Achillion Pharmaceuticals, Inc. (A)(C)	38,157	17,552
Acorda Therapeutics, Inc. (A)	13,647	12,727
Adamas Pharmaceuticals, Inc. (A)	7,054	20,386
ADMA Biologics, Inc. (A)(B)	15,612	44,963
Aduro Biotech, Inc. (A)	14,861	40,719
Adverum Biotechnologies, Inc. (A)	16,111	157,404
Aeglea BioTherapeutics, Inc. (A)	8,175	38,096
Affimed NV (A)	21,247	33,570
Agenus, Inc. (A)	30,554	74,857
Aimmune Therapeutics, Inc. (A)(B)	12,497	180,207
Akcea Therapeutics, Inc. (A)	3,698	52,881
Akebia Therapeutics, Inc. (A)	32,990	250,064
Akero Therapeutics, Inc. (A)(B)	1,529	32,415
Albireo Pharma, Inc. (A)	3,274	53,595
Alder Biopharmaceuticals, Inc. (A)(B)(C)	20,275	27,493
Aldeyra Therapeutics, Inc. (A)	6,865	16,957
Alector, Inc. (A)(B)	8,656	208,869
Allakos, Inc. (A)(B)	5,302	235,886
Allogene Therapeutics, Inc. (A)(B)	10,834	210,613
AMAG Pharmaceuticals, Inc. (A)	9,681	59,829
Amicus Therapeutics, Inc. (A)	69,883	645,719
AnaptysBio, Inc. (A)	6,980	98,627
Anavex Life Sciences Corp. (A)	13,647	42,988
Anika Therapeutics, Inc. (A)	3,709	107,227
Apellis Pharmaceuticals, Inc. (A)	14,809	396,733
Applied Therapeutics, Inc. (A)	1,847	60,378
Aprea Therapeutics, Inc. (A)	1,801	62,603
Arcus Biosciences, Inc. (A)	9,578	132,943
Arcutis Biotherapeutics, Inc. (A)	2,430	72,414
Ardelyx, Inc. (A)	14,722	83,695
Arena Pharmaceuticals, Inc. (A)	13,793	579,306
Arrowhead Pharmaceuticals, Inc. (A)	26,480	761,830
Assembly Biosciences, Inc. (A)	6,883	102,075
Atara Biotherapeutics, Inc. (A)	14,507	123,455
Athenex, Inc. (A)(B)	19,146	148,190
Athersys, Inc. (A)(B)	42,122	126,366
Atreca, Inc., Class A (A)	4,056	67,127
Avid Bioservices, Inc. (A)(B)	15,818	80,830
Avrobio, Inc. (A)(B)	5,923	92,162
Beam Therapeutics, Inc. (A)	2,238	40,284
Beyondspring, Inc. (A)(B)	3,896	49,908
BioCryst Pharmaceuticals, Inc. (A)	41,803	83,606
Biohaven Pharmaceutical Holding Company, Ltd. (A)(B)	10,930	371,948
BioSpecifics Technologies Corp. (A)	1,875	106,069
Bioxcel Therapeutics, Inc. (A)	2,161	48,298
Black Diamond Therapeutics, Inc. (A)	2,833	70,683
Blueprint Medicines Corp. (A)	14,042	821,176
Bridgebio Pharma, Inc. (A)(B)	19,446	563,934
Calithera Biosciences, Inc. (A)	14,011	62,209
CareDx, Inc. (A)(B)	11,455	250,063
CASI Pharmaceuticals, Inc. (A)(B)	15,524	31,669
Castle Biosciences, Inc. (A)	2,036	60,693

183

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Catalyst Pharmaceuticals, Inc. (A)(B)	26,994	$103,927
Cellular Biomedicine Group, Inc. (A)(B)	3,590	56,794
CEL-SCI Corp. (A)(B)	8,315	95,955
Checkpoint Therapeutics, Inc. (A)	5,448	8,226
ChemoCentryx, Inc. (A)	11,137	447,485
Chimerix, Inc. (A)	14,551	20,953
Clovis Oncology, Inc. (A)(B)	14,164	90,083
Coherus Biosciences, Inc. (A)	17,200	278,984
Concert Pharmaceuticals, Inc. (A)	6,367	56,284
Constellation Pharmaceuticals, Inc. (A)(B)	4,508	141,686
Corbus Pharmaceuticals Holdings, Inc. (A)	17,742	92,968
Cortexyme, Inc. (A)	3,137	143,079
Crinetics Pharmaceuticals, Inc. (A)(B)	3,351	49,260
Cue Biopharma, Inc. (A)	6,044	85,764
Cyclerion Therapeutics, Inc. (A)	4,777	12,659
Cytokinetics, Inc. (A)(B)	15,745	185,634
CytomX Therapeutics, Inc. (A)	13,273	101,804
Deciphera Pharmaceuticals, Inc. (A)	5,432	223,635
Denali Therapeutics, Inc. (A)(B)	13,522	236,770
Dicerna Pharmaceuticals, Inc. (A)	14,276	262,250
Dynavax Technologies Corp. (A)(B)	23,906	84,388
Eagle Pharmaceuticals, Inc. (A)	2,530	116,380
Editas Medicine, Inc. (A)(B)	14,236	282,300
Eidos Therapeutics, Inc. (A)(B)	3,096	151,673
Eiger BioPharmaceuticals, Inc. (A)	6,973	47,416
Emergent BioSolutions, Inc. (A)	12,422	718,737
Enanta Pharmaceuticals, Inc. (A)	4,820	247,893
Epizyme, Inc. (A)	21,305	330,441
Esperion Therapeutics, Inc. (A)(B)	6,970	219,764
Fate Therapeutics, Inc. (A)(B)	16,652	369,841
FibroGen, Inc. (A)	21,416	744,206
Five Prime Therapeutics, Inc. (A)	10,595	24,051
Flexion Therapeutics, Inc. (A)(B)	9,571	75,324
Forty Seven, Inc. (A)	6,726	641,795
Frequency Therapeutics, Inc. (A)	681	12,129
G1 Therapeutics, Inc. (A)	9,511	104,811
Galectin Therapeutics, Inc. (A)(B)	12,203	23,918
Geron Corp. (A)(B)	53,863	64,097
Global Blood Therapeutics, Inc. (A)(B)	15,732	803,748
GlycoMimetics, Inc. (A)	10,230	23,324
Gossamer Bio, Inc. (A)	12,051	122,318
Gritstone Oncology, Inc. (A)(B)	7,321	42,608
Halozyme Therapeutics, Inc. (A)	36,757	661,258
Heron Therapeutics, Inc. (A)	23,077	270,924
Homology Medicines, Inc. (A)	7,163	111,313
Hookipa Pharma, Inc. (A)	3,002	24,767
IGM Biosciences, Inc. (A)	1,388	77,936
ImmunoGen, Inc. (A)	43,096	146,957
Immunomedics, Inc. (A)(B)	49,745	670,563
Inovio Pharmaceuticals, Inc. (A)(B)	27,090	201,550
Insmed, Inc. (A)(B)	24,321	389,866
Intellia Therapeutics, Inc. (A)(B)	11,097	135,716
Intercept Pharmaceuticals, Inc. (A)	6,886	433,543
Invitae Corp. (A)(B)	23,992	327,971
Iovance Biotherapeutics, Inc. (A)	31,762	950,795
Ironwood Pharmaceuticals, Inc. (A)(B)	42,396	427,776
Jounce Therapeutics, Inc. (A)	4,844	23,009
Kadmon Holdings, Inc. (A)	43,252	181,226
KalVista Pharmaceuticals, Inc. (A)	3,645	27,884
Karuna Therapeutics, Inc. (A)	2,606	187,632
Karyopharm Therapeutics, Inc. (A)	16,508	317,119
Kezar Life Sciences, Inc. (A)	6,515	28,405
Kindred Biosciences, Inc. (A)	11,006	44,024
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Kiniksa Pharmaceuticals, Ltd., Class A (A)	4,068	$62,973
Kodiak Sciences, Inc. (A)(B)	7,400	352,980
Krystal Biotech, Inc. (A)(B)	2,900	125,396
Kura Oncology, Inc. (A)	9,737	96,883
La Jolla Pharmaceutical Company (A)	6,527	27,413
Lexicon Pharmaceuticals, Inc. (A)(B)	12,722	24,808
Ligand Pharmaceuticals, Inc. (A)(B)	4,630	336,694
Lineage Cell Therapeutics, Inc. (A)(B)	36,073	29,872
MacroGenics, Inc. (A)	13,420	78,104
Madrigal Pharmaceuticals, Inc. (A)(B)	2,200	146,872
Magenta Therapeutics, Inc. (A)	5,755	36,141
MannKind Corp. (A)(B)	54,772	56,415
MediciNova, Inc. (A)(B)	12,479	46,422
MEI Pharma, Inc. (A)	21,303	34,298
MeiraGTx Holdings PLC (A)	4,953	66,568
Mersana Therapeutics, Inc. (A)	10,549	61,501
Millendo Therapeutics, Inc. (A)	2,145	11,326
Minerva Neurosciences, Inc. (A)	8,702	52,386
Mirati Therapeutics, Inc. (A)	7,794	599,125
Molecular Templates, Inc. (A)	4,957	65,879
Momenta Pharmaceuticals, Inc. (A)	29,684	807,405
Morphic Holding, Inc. (A)(B)	1,982	29,096
Mustang Bio, Inc. (A)	3,691	9,892
Myriad Genetics, Inc. (A)	19,388	277,442
Natera, Inc. (A)	17,070	509,710
NextCure, Inc. (A)	3,874	143,609
Novavax, Inc. (A)	8,193	111,261
OPKO Health, Inc. (A)(B)	106,838	143,163
Oyster Point Pharma, Inc. (A)	1,613	56,455
Palatin Technologies, Inc. (A)(B)	65,321	27,670
PDL BioPharma, Inc. (A)	33,050	93,201
Pfenex, Inc. (A)	8,536	75,288
Pieris Pharmaceuticals, Inc. (A)	14,196	32,367
Portola Pharmaceuticals, Inc. (A)(B)	20,900	149,017
Precigen, Inc. (A)(B)	20,703	70,390
Precision BioSciences, Inc. (A)	9,952	60,011
Prevail Therapeutics, Inc. (A)	2,957	36,046
Principia Biopharma, Inc. (A)	5,013	297,672
Progenics Pharmaceuticals, Inc. (A)	24,422	92,804
Protagonist Therapeutics, Inc. (A)	5,284	37,305
Prothena Corp. PLC (A)	11,414	122,130
PTC Therapeutics, Inc. (A)	16,448	733,745
Puma Biotechnology, Inc. (A)	9,043	76,323
Ra Pharmaceuticals, Inc. (A)	9,524	457,247
Radius Health, Inc. (A)(B)	12,578	163,514
REGENXBIO, Inc. (A)	9,187	297,475
Replimune Group, Inc. (A)	3,821	38,095
Retrophin, Inc. (A)	11,682	170,440
Rhythm Pharmaceuticals, Inc. (A)	8,109	123,419
Rigel Pharmaceuticals, Inc. (A)	48,530	75,707
Rocket Pharmaceuticals, Inc. (A)	8,387	116,999
Rubius Therapeutics, Inc. (A)	10,242	45,577
Sangamo Therapeutics, Inc. (A)	32,308	205,802
Savara, Inc. (A)	10,277	21,787
Scholar Rock Holding Corp. (A)	5,310	64,304
Seres Therapeutics, Inc. (A)	11,373	40,602
Solid Biosciences, Inc. (A)	5,996	14,330
Sorrento Therapeutics, Inc. (A)(B)	35,413	65,160
Spectrum Pharmaceuticals, Inc. (A)	31,575	73,570
Spero Therapeutics, Inc. (A)	3,649	29,484
SpringWorks Therapeutics, Inc. (A)(B)	2,871	77,517
Stemline Therapeutics, Inc. (A)	12,819	62,044
Stoke Therapeutics, Inc. (A)	4,014	91,921
Sutro Biopharma, Inc. (A)	3,504	35,741

184

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Syndax Pharmaceuticals, Inc. (A)	5,963	$65,414
Synergy Pharmaceuticals, Inc. (A)(C)	80,513	233
Syros Pharmaceuticals, Inc. (A)	10,270	60,901
TCR2 Therapeutics, Inc. (A)(B)	3,501	27,098
TG Therapeutics, Inc. (A)	23,778	233,976
Translate Bio, Inc. (A)(B)	9,686	96,569
Turning Point Therapeutics, Inc. (A)	7,600	339,416
Twist Bioscience Corp. (A)	6,266	191,614
Ultragenyx Pharmaceutical, Inc. (A)	14,885	661,341
UNITY Biotechnology, Inc. (A)	8,363	48,505
UroGen Pharma, Ltd. (A)(B)	5,354	95,515
Vanda Pharmaceuticals, Inc. (A)	14,705	152,344
VBI Vaccines, Inc. (A)	44,549	42,322
Veracyte, Inc. (A)	13,000	316,030
Vericel Corp. (A)	12,357	113,314
Viela Bio, Inc. (A)	1,494	56,772
Viking Therapeutics, Inc. (A)(B)	18,106	84,736
Vir Biotechnology, Inc. (A)	1,619	55,483
Voyager Therapeutics, Inc. (A)(B)	6,919	63,309
X4 Pharmaceuticals, Inc. (A)	3,626	36,260
XBiotech, Inc. (A)	4,280	45,454
Xencor, Inc. (A)	13,047	389,844
Y-mAbs Therapeutics, Inc. (A)	6,426	167,719
ZIOPHARM Oncology, Inc. (A)	44,974	110,186
		36,152,736
Health care equipment and supplies – 4.5%
Accuray, Inc. (A)	26,303	49,976
Alphatec Holdings, Inc. (A)(B)	10,821	37,332
AngioDynamics, Inc. (A)	10,221	106,605
Antares Pharma, Inc. (A)	45,491	107,359
Apyx Medical Corp. (A)	9,616	34,521
AtriCure, Inc. (A)	10,296	345,843
Atrion Corp.	387	251,550
Avanos Medical, Inc. (A)	12,850	346,051
Axogen, Inc. (A)	9,710	100,984
Axonics Modulation Technologies, Inc. (A)(B)	4,207	106,900
BioLife Solutions, Inc. (A)(B)	1,943	18,459
BioSig Technologies, Inc. (A)(B)	4,725	19,798
Cardiovascular Systems, Inc. (A)	9,457	332,981
Cerus Corp. (A)	38,690	179,909
Conformis, Inc. (A)(B)	18,997	11,968
CONMED Corp.	7,361	421,564
CryoLife, Inc. (A)	10,087	170,672
CryoPort, Inc. (A)(B)	8,679	148,151
Cutera, Inc. (A)	3,934	51,378
CytoSorbents Corp. (A)(B)	9,642	74,533
GenMark Diagnostics, Inc. (A)(B)	15,634	64,412
Glaukos Corp. (A)	10,610	327,425
Globus Medical, Inc., Class A (A)	20,491	871,482
Haemonetics Corp. (A)	13,585	1,353,881
Heska Corp. (A)(B)	1,945	107,559
Inogen, Inc. (A)	4,987	257,628
Integer Holdings Corp. (A)	8,762	550,779
IntriCon Corp. (A)	2,352	27,683
Invacare Corp.	9,478	70,422
iRhythm Technologies, Inc. (A)	7,186	584,581
Lantheus Holdings, Inc. (A)	10,556	134,695
LeMaitre Vascular, Inc.	4,538	113,087
LivaNova PLC (A)	13,129	594,087
Meridian Bioscience, Inc. (A)	11,941	100,304
Merit Medical Systems, Inc. (A)	14,470	452,188
Mesa Laboratories, Inc.	1,031	233,099
Misonix, Inc. (A)	2,294	21,609
Natus Medical, Inc. (A)	9,190	212,565
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Neogen Corp. (A)	13,989	$937,123
Nevro Corp. (A)	8,114	811,238
Novocure, Ltd. (A)	23,430	1,577,776
NuVasive, Inc. (A)	14,002	709,341
OraSure Technologies, Inc. (A)	17,412	187,353
Orthofix Medical, Inc. (A)	5,009	140,302
OrthoPediatrics Corp. (A)	2,524	100,051
Pulse Biosciences, Inc. (A)(B)	3,363	24,079
Quidel Corp. (A)	9,675	946,312
Rockwell Medical, Inc. (A)(B)	18,935	38,817
RTI Surgical Holdings, Inc. (A)	17,814	30,462
SeaSpine Holdings Corp. (A)	4,828	39,445
Senseonics Holdings, Inc. (A)(B)	39,053	24,740
Shockwave Medical, Inc. (A)(B)	6,933	230,037
SI-BONE, Inc. (A)	4,530	54,134
Sientra, Inc. (A)	10,934	21,759
Silk Road Medical, Inc. (A)	4,301	135,395
STAAR Surgical Company (A)	12,139	391,604
Surmodics, Inc. (A)	3,698	123,217
Tactile Systems Technology, Inc. (A)	5,063	203,330
Tandem Diabetes Care, Inc. (A)	15,101	971,749
TransMedics Group, Inc. (A)(B)	3,904	47,160
Utah Medical Products, Inc.	1,031	96,966
Vapotherm, Inc. (A)	4,325	81,440
Varex Imaging Corp. (A)	10,255	232,891
ViewRay, Inc. (A)(B)	23,354	58,385
Wright Medical Group NV (A)(B)	33,970	973,241
Zynex, Inc. (A)	4,455	49,317
		18,231,684
Health care providers and services – 2.4%
1Life Healthcare, Inc. (A)	2,208	40,075
Addus HomeCare Corp. (A)	3,197	216,117
Amedisys, Inc. (A)	8,451	1,551,097
American Renal Associates Holdings, Inc. (A)	5,377	35,542
AMN Healthcare Services, Inc. (A)	12,376	715,457
Apollo Medical Holdings, Inc. (A)	1,956	25,272
BioTelemetry, Inc. (A)	9,135	351,789
Brookdale Senior Living, Inc. (A)	51,230	159,838
Catasys, Inc. (A)	2,110	32,135
Community Health Systems, Inc. (A)(B)	24,388	81,456
CorVel Corp. (A)	2,414	131,587
Cross Country Healthcare, Inc. (A)	10,277	69,267
Enzo Biochem, Inc. (A)	13,512	34,185
Genesis Healthcare, Inc. (A)	25,508	21,493
Hanger, Inc. (A)	10,043	156,470
HealthEquity, Inc. (A)	18,673	944,667
LHC Group, Inc. (A)	8,115	1,137,723
Magellan Health, Inc. (A)	5,906	284,138
National HealthCare Corp.	3,236	232,118
National Research Corp.	3,363	152,949
Option Care Health, Inc. (A)	8,629	81,717
Owens & Minor, Inc.	17,359	158,835
Patterson Companies, Inc.	22,599	345,539
PetIQ, Inc. (A)	5,515	128,113
Progyny, Inc. (A)	3,102	65,731
R1 RCM, Inc. (A)	28,300	257,247
RadNet, Inc. (A)	11,752	123,514
Select Medical Holdings Corp. (A)	29,920	448,800
Surgery Partners, Inc. (A)	6,737	43,993
Tenet Healthcare Corp. (A)	27,909	401,890
The Ensign Group, Inc.	13,706	515,483
The Joint Corp. (A)	3,726	40,427
The Pennant Group, Inc. (A)	7,046	99,771
The Providence Service Corp. (A)	3,188	174,957

185

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Tivity Health, Inc. (A)(B)	13,106	$82,437
Triple-S Management Corp., Class B (A)	6,313	89,013
US Physical Therapy, Inc.	3,438	237,222
		9,668,064
Health care technology – 1.7%
Allscripts Healthcare Solutions, Inc. (A)	44,254	311,548
Castlight Health, Inc., B Shares (A)	31,131	22,511
Computer Programs & Systems, Inc.	3,640	80,990
Evolent Health, Inc., Class A (A)	20,928	113,639
Health Catalyst, Inc. (A)	3,695	96,624
HealthStream, Inc. (A)	7,197	172,368
HMS Holdings Corp. (A)	23,741	599,935
Inovalon Holdings, Inc., Class A (A)	19,726	328,635
Inspire Medical Systems, Inc. (A)	3,645	219,721
Livongo Health, Inc. (A)	12,319	351,461
NextGen Healthcare, Inc. (A)	15,089	157,529
Omnicell, Inc. (A)	11,184	733,447
OptimizeRx Corp. (A)	3,984	36,095
Phreesia, Inc. (A)	4,893	102,900
Schrodinger, Inc. (A)	2,613	112,673
Simulations Plus, Inc.	3,339	116,598
Tabula Rasa HealthCare, Inc. (A)(B)	5,355	280,013
Teladoc Health, Inc. (A)	19,433	3,012,269
Vocera Communications, Inc. (A)(B)	8,570	182,027
		7,030,983
Life sciences tools and services – 1.1%
Accelerate Diagnostics, Inc. (A)(B)	7,669	63,883
ChromaDex Corp. (A)(B)	13,139	42,833
Codexis, Inc. (A)(B)	14,674	163,762
Fluidigm Corp. (A)	19,917	50,589
Luminex Corp.	11,432	314,723
Medpace Holdings, Inc. (A)	7,568	555,340
NanoString Technologies, Inc. (A)	9,265	222,823
NeoGenomics, Inc. (A)	25,834	713,277
Pacific Biosciences of California, Inc. (A)(B)	39,600	121,176
Personalis, Inc. (A)	2,544	20,530
Quanterix Corp. (A)	3,613	66,371
Repligen Corp. (A)	14,187	1,369,613
Syneos Health, Inc. (A)	16,826	663,281
		4,368,201
Pharmaceuticals – 1.9%
AcelRx Pharmaceuticals, Inc. (A)(B)	23,239	27,422
Aerie Pharmaceuticals, Inc. (A)	11,813	159,476
Akorn, Inc. (A)	26,830	15,057
Amneal Pharmaceuticals, Inc. (A)(B)	32,897	114,482
Amphastar Pharmaceuticals, Inc. (A)	10,105	149,958
ANI Pharmaceuticals, Inc. (A)	2,569	104,661
Arvinas, Inc. (A)	5,810	234,143
Axsome Therapeutics, Inc. (A)	7,125	419,164
BioDelivery Sciences International, Inc. (A)	23,808	90,232
Cara Therapeutics, Inc. (A)(B)	11,143	147,199
Cerecor, Inc. (A)	6,766	16,780
Chiasma, Inc. (A)	10,188	37,186
Collegium Pharmaceutical, Inc. (A)	8,901	145,353
Corcept Therapeutics, Inc. (A)(B)	26,195	311,459
Corium International, Inc. (A)(B)(C)	8,600	1,548
CorMedix, Inc. (A)	7,260	26,063
Cymabay Therapeutics, Inc. (A)	20,424	30,228
Elanco Animal Health, Inc. (A)(C)	15,082	0
Eloxx Pharmaceuticals, Inc. (A)	7,579	14,855
Endo International PLC (A)	61,148	226,248
Evolus, Inc. (A)(B)	5,216	21,646
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
EyePoint Pharmaceuticals, Inc. (A)(B)	19,430	$19,819
Fulcrum Therapeutics, Inc. (A)	2,133	25,468
Innoviva, Inc. (A)	17,515	205,976
Intersect ENT, Inc. (A)	8,588	101,768
Intra-Cellular Therapies, Inc. (A)	13,584	208,786
Kala Pharmaceuticals, Inc. (A)	5,259	46,227
Kaleido Biosciences, Inc. (A)	1,857	11,421
Lannett Company, Inc. (A)(B)	8,915	61,959
Liquidia Technologies, Inc. (A)	2,089	9,839
Mallinckrodt PLC (A)(B)	23,793	47,110
Marinus Pharmaceuticals, Inc. (A)(B)	19,179	38,933
Menlo Therapeutics, Inc. (A)	10,001	26,803
MyoKardia, Inc. (A)	12,130	568,654
NGM Biopharmaceuticals, Inc. (A)(B)	6,695	82,549
Ocular Therapeutix, Inc. (A)	12,548	62,113
Odonate Therapeutics, Inc. (A)	3,080	85,039
Omeros Corp. (A)(B)	13,111	175,294
Optinose, Inc. (A)(B)	7,418	33,307
Pacira BioSciences, Inc. (A)	11,163	374,295
Paratek Pharmaceuticals, Inc. (A)(B)	9,861	31,062
Phathom Pharmaceuticals, Inc. (A)	3,011	77,744
Phibro Animal Health Corp., Class A	5,864	141,733
Prestige Consumer Healthcare, Inc. (A)	13,692	502,223
Reata Pharmaceuticals, Inc., Class A (A)(B)	6,126	884,227
Recro Pharma, Inc. (A)	5,597	45,727
Revance Therapeutics, Inc. (A)	12,544	185,651
Satsuma Pharmaceuticals, Inc. (A)	503	10,825
SIGA Technologies, Inc. (A)	16,066	76,795
Strongbridge Biopharma PLC (A)	5,108	9,654
Supernus Pharmaceuticals, Inc. (A)	13,598	244,628
TherapeuticsMD, Inc. (A)(B)	61,703	65,405
Theravance Biopharma, Inc. (A)(B)	12,478	288,367
Tricida, Inc. (A)	6,150	135,300
Verrica Pharmaceuticals, Inc. (A)(B)	3,890	42,518
WaVe Life Sciences, Ltd. (A)(B)	6,405	60,015
Xeris Pharmaceuticals, Inc. (A)	7,931	15,465
Zogenix, Inc. (A)(B)	11,645	287,981
Zynerba Pharmaceuticals, Inc. (A)(B)	6,686	25,607
		7,609,447
		83,061,115
Industrials – 14.8%
Aerospace and defense – 1.4%
AAR Corp.	9,135	162,238
Aerojet Rocketdyne Holdings, Inc. (A)	19,636	821,374
AeroVironment, Inc. (A)	5,787	352,776
Astronics Corp. (A)	6,439	59,110
Axon Enterprise, Inc. (A)	15,714	1,112,080
Cubic Corp.	8,467	349,772
Ducommun, Inc. (A)	3,027	75,221
Kratos Defense & Security Solutions, Inc. (A)	24,579	340,173
Maxar Technologies, Inc. (B)	16,656	177,886
Mercury Systems, Inc. (A)	14,608	1,042,135
Moog, Inc., Class A	8,255	417,125
National Presto Industries, Inc.	1,340	94,885
Park Aerospace Corp.	5,569	70,169
Parsons Corp. (A)	5,282	168,813
Triumph Group, Inc.	13,710	92,680
Vectrus, Inc. (A)	3,146	130,276
		5,466,713
Air freight and logistics – 0.4%
Air Transport Services Group, Inc. (A)	15,923	291,072
Atlas Air Worldwide Holdings, Inc. (A)	6,436	165,212

186

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Air freight and logistics (continued)
Echo Global Logistics, Inc. (A)	7,412	$126,597
Forward Air Corp.	7,602	385,041
Hub Group, Inc., Class A (A)	8,779	399,181
Radiant Logistics, Inc. (A)	11,333	43,859
		1,410,962
Airlines – 0.3%
Allegiant Travel Company	3,479	284,582
Hawaiian Holdings, Inc.	12,130	126,637
Mesa Air Group, Inc. (A)	6,335	20,842
SkyWest, Inc.	13,203	345,787
Spirit Airlines, Inc. (A)	18,329	236,261
		1,014,109
Building products – 1.5%
AAON, Inc.	10,985	530,795
Advanced Drainage Systems, Inc.	11,363	334,527
American Woodmark Corp. (A)	4,618	210,442
Apogee Enterprises, Inc.	7,107	147,968
Builders FirstSource, Inc. (A)	31,065	379,925
Caesarstone, Ltd.	6,540	69,128
Cornerstone Building Brands, Inc. (A)	13,435	61,264
CSW Industrials, Inc.	4,011	260,113
Gibraltar Industries, Inc. (A)	8,748	375,464
Griffon Corp.	10,175	128,714
Insteel Industries, Inc.	5,201	68,913
JELD-WEN Holding, Inc. (A)	18,293	177,991
Masonite International Corp. (A)	6,676	316,776
Patrick Industries, Inc.	6,217	175,071
PGT Innovations, Inc. (A)	15,806	132,612
Quanex Building Products Corp.	9,374	94,490
Simpson Manufacturing Company, Inc.	11,927	739,235
Trex Company, Inc. (A)	15,787	1,265,170
Universal Forest Products, Inc.	16,024	595,933
		6,064,531
Commercial services and supplies – 2.5%
ABM Industries, Inc.	17,795	433,486
ACCO Brands Corp.	26,928	135,986
Advanced Disposal Services, Inc. (A)	19,267	631,958
Brady Corp., Class A	12,895	581,951
BrightView Holdings, Inc. (A)(B)	8,687	96,078
Casella Waste Systems, Inc., Class A (A)	12,411	484,774
CECO Environmental Corp. (A)	9,458	44,169
Cimpress PLC (A)	5,076	270,043
Covanta Holding Corp.	32,158	274,951
Deluxe Corp.	11,489	297,910
Ennis, Inc.	7,088	133,113
Harsco Corp. (A)	21,537	150,113
Healthcare Services Group, Inc.	20,104	480,687
Heritage-Crystal Clean, Inc. (A)	4,419	71,765
Herman Miller, Inc.	15,934	353,735
HNI Corp.	11,551	290,970
Interface, Inc.	15,558	117,618
Kimball International, Inc., Class B	10,193	121,399
Knoll, Inc.	13,667	141,043
Matthews International Corp., Class A	8,265	199,930
McGrath RentCorp	6,510	340,994
Mobile Mini, Inc.	11,909	312,373
MSA Safety, Inc.	9,479	959,275
PICO Holdings, Inc. (A)	6,651	51,745
Pitney Bowes, Inc.	47,372	96,639
Quad/Graphics, Inc.	9,392	23,668
RR Donnelley & Sons Company	20,359	19,514
SP Plus Corp. (A)	6,242	129,522
Steelcase, Inc., Class A	23,732	234,235
Team, Inc. (A)	8,426	54,769
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Tetra Tech, Inc.	14,731	$1,040,303
The Brink's Company	13,426	698,823
UniFirst Corp.	4,011	606,022
US Ecology, Inc.	6,385	194,104
Viad Corp.	5,495	116,659
VSE Corp.	2,566	42,057
		10,232,381
Construction and engineering – 1.0%
Aegion Corp. (A)	8,655	155,184
Ameresco, Inc., Class A (A)	6,407	109,111
Arcosa, Inc.	13,229	525,720
Argan, Inc.	3,988	137,865
Comfort Systems USA, Inc.	9,776	357,313
Construction Partners, Inc., Class A (A)	4,167	70,381
Dycom Industries, Inc. (A)	8,388	215,152
EMCOR Group, Inc.	14,802	907,659
Granite Construction, Inc.	12,763	193,742
Great Lakes Dredge & Dock Corp. (A)	16,972	140,868
IES Holdings, Inc. (A)	2,327	41,072
MasTec, Inc. (A)	16,139	528,229
MYR Group, Inc. (A)	4,433	116,100
Northwest Pipe Company (A)	2,745	61,076
NV5 Global, Inc. (A)	2,897	119,617
Primoris Services Corp.	12,079	192,056
Sterling Construction Company, Inc. (A)	7,202	68,419
Tutor Perini Corp. (A)	10,975	73,752
WillScot Corp. (A)(B)	14,562	147,513
		4,160,829
Electrical equipment – 1.0%
Allied Motion Technologies, Inc.	2,082	49,343
American Superconductor Corp. (A)(B)	6,259	34,299
Atkore International Group, Inc. (A)	12,746	268,558
AZZ, Inc.	6,983	196,362
Bloom Energy Corp., Class A (A)(B)	15,363	80,348
Encore Wire Corp.	5,438	228,342
EnerSys	11,394	564,231
Generac Holdings, Inc. (A)	16,424	1,530,224
Plug Power, Inc. (A)(B)	75,412	266,958
Powell Industries, Inc.	2,600	66,742
Preformed Line Products Company	912	45,445
Sunrun, Inc. (A)	30,544	308,494
Thermon Group Holdings, Inc. (A)	9,015	135,856
TPI Composites, Inc. (A)	7,867	116,274
Vicor Corp. (A)	4,863	216,598
Vivint Solar, Inc. (A)(B)	12,306	53,777
		4,161,851
Industrial conglomerates – 0.1%
Raven Industries, Inc.	9,742	206,823
Machinery – 3.4%
Alamo Group, Inc.	2,588	229,763
Albany International Corp., Class A	8,237	389,857
Altra Industrial Motion Corp.	17,483	305,778
Astec Industries, Inc.	6,171	215,800
Barnes Group, Inc.	12,601	527,100
Blue Bird Corp. (A)	4,448	48,617
Briggs & Stratton Corp.	12,028	21,771
Chart Industries, Inc. (A)	9,790	283,714
CIRCOR International, Inc. (A)	5,461	63,511
Columbus McKinnon Corp.	6,333	158,325
Commercial Vehicle Group, Inc. (A)	8,629	13,030
Douglas Dynamics, Inc.	6,178	219,381
Energy Recovery, Inc. (A)(B)	10,476	77,941
Enerpac Tool Group Corp.	14,775	244,526
EnPro Industries, Inc.	5,515	218,284

187

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
ESCO Technologies, Inc.	6,811	$517,023
Evoqua Water Technologies Corp. (A)	20,647	231,453
Federal Signal Corp.	16,058	438,062
Franklin Electric Company, Inc.	12,340	581,584
Graham Corp.	2,858	36,868
Helios Technologies, Inc.	7,931	300,744
Hillenbrand, Inc.	19,524	373,104
Hurco Companies, Inc.	1,969	57,298
Hyster-Yale Materials Handling, Inc.	2,776	111,290
John Bean Technologies Corp.	8,393	623,348
Kadant, Inc.	2,970	221,711
Kennametal, Inc.	22,103	411,558
LB Foster Company, Class A (A)	3,027	37,414
Lindsay Corp.	2,878	263,567
Luxfer Holdings PLC	7,533	106,517
Lydall, Inc. (A)	4,878	31,512
Meritor, Inc. (A)	18,988	251,591
Miller Industries, Inc.	3,042	86,028
Mueller Industries, Inc.	14,877	356,155
Mueller Water Products, Inc., Class A	42,595	341,186
Navistar International Corp. (A)	13,488	222,417
NN, Inc.	11,948	20,670
Omega Flex, Inc.	773	65,241
Park-Ohio Holdings Corp.	2,580	48,865
Proto Labs, Inc. (A)	7,264	553,008
RBC Bearings, Inc. (A)	6,477	730,541
REV Group, Inc.	7,868	32,810
Rexnord Corp.	28,527	646,707
Spartan Motors, Inc.	9,402	121,380
SPX Corp. (A)	11,774	384,303
SPX FLOW, Inc. (A)	11,319	321,686
Standex International Corp.	3,283	160,933
Tennant Company	4,845	280,768
Terex Corp.	16,882	242,426
The Gorman-Rupp Company	4,759	148,528
The Greenbrier Companies, Inc.	8,676	153,912
The Manitowoc Company, Inc. (A)	9,881	83,989
Titan International, Inc.	15,625	24,219
TriMas Corp. (A)	11,883	274,497
Twin Disc, Inc. (A)	3,511	24,507
Wabash National Corp.	14,083	101,679
Watts Water Technologies, Inc., Class A	7,282	616,421
Welbilt, Inc. (A)	34,683	177,924
		13,832,842
Marine – 0.1%
Costamare, Inc.	14,095	63,709
Eagle Bulk Shipping, Inc. (A)(B)	12,772	23,628
Genco Shipping & Trading, Ltd.	4,365	28,023
Matson, Inc.	11,537	353,263
Scorpio Bulkers, Inc.	15,585	39,430
		508,053
Professional services – 1.5%
ASGN, Inc. (A)	13,769	486,321
Barrett Business Services, Inc.	2,006	79,518
BG Staffing, Inc.	3,063	22,911
CBIZ, Inc. (A)	13,850	289,742
CRA International, Inc.	2,200	73,502
Exponent, Inc.	13,958	1,003,720
Forrester Research, Inc. (A)	3,092	90,379
Franklin Covey Company (A)	2,844	44,196
FTI Consulting, Inc. (A)	10,022	1,200,335
GP Strategies Corp. (A)	4,188	27,264
Heidrick & Struggles International, Inc.	5,095	114,638
Huron Consulting Group, Inc. (A)	6,055	274,655
ICF International, Inc.	4,912	337,454
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
InnerWorkings, Inc. (A)	13,605	$15,918
Insperity, Inc.	9,992	372,702
Kelly Services, Inc., Class A	8,826	112,002
Kforce, Inc.	5,480	140,124
Korn Ferry	14,771	359,231
Mistras Group, Inc. (A)	5,390	22,961
Resources Connection, Inc.	8,741	95,889
TriNet Group, Inc. (A)	11,898	448,079
TrueBlue, Inc. (A)	10,449	133,329
Upwork, Inc. (A)	15,821	102,045
Willdan Group, Inc. (A)	2,818	60,221
		5,907,136
Road and rail – 0.5%
ArcBest Corp.	7,064	123,761
Avis Budget Group, Inc. (A)	15,616	217,062
Covenant Transportation Group, Inc., Class A (A)	3,919	33,978
Daseke, Inc. (A)(B)	14,198	19,877
Heartland Express, Inc.	12,439	230,992
Hertz Global Holdings, Inc. (A)	27,605	170,599
Marten Transport, Ltd.	11,022	226,171
Saia, Inc. (A)	7,052	518,604
Universal Logistics Holdings, Inc.	2,429	31,820
Werner Enterprises, Inc.	12,190	442,009
YRC Worldwide, Inc. (A)(B)	10,268	17,250
		2,032,123
Trading companies and distributors – 1.1%
Applied Industrial Technologies, Inc.	10,238	468,081
Beacon Roofing Supply, Inc. (A)	14,793	244,676
BlueLinx Holdings, Inc. (A)(B)	2,619	12,964
BMC Stock Holdings, Inc. (A)	17,986	318,892
CAI International, Inc. (A)	4,577	64,719
DXP Enterprises, Inc. (A)	4,596	56,347
EVI Industries, Inc. (A)	1,385	21,855
Foundation Building Materials, Inc. (A)	5,147	52,963
GATX Corp.	9,285	580,870
GMS, Inc. (A)	10,662	167,713
H&E Equipment Services, Inc.	8,735	128,230
Herc Holdings, Inc. (A)	6,471	132,397
Kaman Corp.	7,306	281,062
Lawson Products, Inc. (A)	1,308	34,950
MRC Global, Inc. (A)	21,849	93,077
NOW, Inc. (A)	29,659	153,040
Rush Enterprises, Inc., Class A	7,014	223,887
Rush Enterprises, Inc., Class B	1,478	45,094
SiteOne Landscape Supply, Inc. (A)	11,035	812,397
Systemax, Inc.	3,429	60,796
Textainer Group Holdings, Ltd. (A)	14,128	116,132
Titan Machinery, Inc. (A)	5,416	47,065
Transcat, Inc. (A)	2,243	59,440
Triton International, Ltd.	14,524	375,736
Veritiv Corp. (A)	3,739	29,389
Willis Lease Finance Corp. (A)	886	23,568
		4,605,340
		59,603,693
Information technology – 14.7%
Communications equipment – 1.3%
Acacia Communications, Inc. (A)	10,203	685,438
ADTRAN, Inc.	13,476	103,496
Applied Optoelectronics, Inc. (A)(B)	5,601	42,512
CalAmp Corp. (A)	9,615	43,268
Calix, Inc. (A)	13,203	93,477
Casa Systems, Inc. (A)	9,179	32,127
Clearfield, Inc. (A)	3,483	41,274

188

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Comtech Telecommunications Corp.	6,572	$87,342
Digi International, Inc. (A)	7,973	76,062
Extreme Networks, Inc. (A)	32,584	100,685
Harmonic, Inc. (A)	24,221	139,513
Infinera Corp. (A)	48,873	259,027
Inseego Corp. (A)(B)	12,491	77,819
InterDigital, Inc.	8,466	377,838
KVH Industries, Inc. (A)	5,087	47,970
Lumentum Holdings, Inc. (A)	20,137	1,484,097
NETGEAR, Inc. (A)	8,079	184,524
NetScout Systems, Inc. (A)	19,184	454,085
Plantronics, Inc. (B)	9,294	93,498
Ribbon Communications, Inc. (A)	16,958	51,383
Viavi Solutions, Inc. (A)	61,859	693,439
		5,168,874
Electronic equipment, instruments and components – 2.8%
Airgain, Inc. (A)	2,932	21,667
Akoustis Technologies, Inc. (A)(B)	7,409	39,786
Anixter International, Inc. (A)	8,148	715,965
Arlo Technologies, Inc. (A)	21,590	52,464
Badger Meter, Inc.	7,689	412,130
Bel Fuse, Inc., Class B	3,090	30,097
Belden, Inc.	10,482	378,191
Benchmark Electronics, Inc.	9,876	197,421
CTS Corp.	8,728	217,240
Daktronics, Inc.	10,723	52,864
ePlus, Inc. (A)	3,535	221,362
Fabrinet (A)	9,796	534,470
FARO Technologies, Inc. (A)	4,702	209,239
Fitbit, Inc., Class A (A)	61,888	412,174
II-VI, Inc. (A)(B)	24,288	692,208
Insight Enterprises, Inc. (A)	9,340	393,494
Iteris, Inc. (A)	11,896	38,067
Itron, Inc. (A)	9,280	518,102
KEMET Corp.	15,418	372,499
Kimball Electronics, Inc. (A)	6,857	74,878
Knowles Corp. (A)	21,904	293,076
Methode Electronics, Inc.	9,761	257,983
MTS Systems Corp.	4,975	111,938
Napco Security Technologies, Inc. (A)	3,266	49,545
nLight, Inc. (A)	9,194	96,445
Novanta, Inc. (A)	9,078	725,151
OSI Systems, Inc. (A)	4,498	310,002
PAR Technology Corp. (A)	3,233	41,576
PC Connection, Inc.	3,109	128,122
Plexus Corp. (A)	7,687	419,403
Rogers Corp. (A)	4,959	468,229
Sanmina Corp. (A)	18,278	498,624
ScanSource, Inc. (A)	6,715	143,634
Tech Data Corp. (A)	9,491	1,241,897
TTM Technologies, Inc. (A)	26,832	277,443
Vishay Intertechnology, Inc.	35,381	509,840
Vishay Precision Group, Inc. (A)	3,025	60,742
		11,217,968
IT services – 2.2%
Brightcove, Inc. (A)	11,002	76,684
Cardtronics PLC, Class A (A)	10,013	209,472
Cass Information Systems, Inc.	3,857	135,612
Conduent, Inc. (A)	48,101	117,847
CSG Systems International, Inc.	8,920	373,302
Endurance International Group Holdings, Inc. (A)	20,141	38,872
EVERTEC, Inc.	16,422	373,272
Evo Payments, Inc., Class A (A)	9,574	146,482
ExlService Holdings, Inc. (A)	9,067	471,756
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
GTT Communications, Inc. (A)(B)	9,486	$75,414
I3 Verticals, Inc., Class A (A)	4,051	77,334
International Money Express, Inc. (A)	4,552	41,560
KBR, Inc.	38,199	789,955
Limelight Networks, Inc. (A)	32,527	185,404
LiveRamp Holdings, Inc. (A)	18,137	597,070
ManTech International Corp., Class A	7,275	528,674
MAXIMUS, Inc.	17,030	991,146
NIC, Inc.	17,804	409,492
Paysign, Inc. (A)	8,287	42,761
Perficient, Inc. (A)	8,782	237,904
Perspecta, Inc.	38,044	693,923
PRGX Global, Inc. (A)	6,733	18,852
Science Applications International Corp.	15,476	1,154,974
StarTek, Inc. (A)	5,060	19,026
Sykes Enterprises, Inc. (A)	10,384	281,614
The Hackett Group, Inc.	6,983	88,824
TTEC Holdings, Inc.	3,974	145,925
Tucows, Inc., Class A (A)(B)	2,628	126,827
Unisys Corp. (A)	14,092	174,036
Verra Mobility Corp. (A)	33,448	238,819
Virtusa Corp. (A)	7,834	222,486
		9,085,319
Semiconductors and semiconductor equipment – 3.2%
Adesto Technologies Corp. (A)(B)	7,760	86,834
Advanced Energy Industries, Inc. (A)	10,260	497,507
Alpha & Omega Semiconductor, Ltd. (A)	5,793	37,133
Ambarella, Inc. (A)	8,686	421,792
Amkor Technology, Inc. (A)	26,588	207,121
Axcelis Technologies, Inc. (A)	8,815	161,403
AXT, Inc. (A)	11,517	36,970
Brooks Automation, Inc.	19,486	594,323
Cabot Microelectronics Corp.	7,809	891,319
CEVA, Inc. (A)	6,133	152,896
Cirrus Logic, Inc. (A)	15,646	1,026,847
Cohu, Inc.	11,272	139,547
Diodes, Inc. (A)	11,141	452,715
DSP Group, Inc. (A)	6,136	82,222
Enphase Energy, Inc. (A)	24,789	800,437
FormFactor, Inc. (A)	20,348	408,791
GSI Technology, Inc. (A)	5,134	35,733
Ichor Holdings, Ltd. (A)	6,110	117,068
Impinj, Inc. (A)	4,515	75,446
Inphi Corp. (A)	12,129	960,253
Lattice Semiconductor Corp. (A)	34,180	609,088
MACOM Technology Solutions Holdings, Inc. (A)(B)	12,639	239,256
MaxLinear, Inc. (A)	18,024	210,340
NeoPhotonics Corp. (A)	11,043	80,062
NVE Corp.	1,312	68,263
Onto Innovation, Inc. (A)	13,045	387,045
PDF Solutions, Inc. (A)	8,178	95,846
Photronics, Inc. (A)	17,310	177,601
Power Integrations, Inc.	7,597	671,043
Rambus, Inc. (A)	29,873	331,590
Semtech Corp. (A)	17,700	663,750
Silicon Laboratories, Inc. (A)	11,537	985,375
SMART Global Holdings, Inc. (A)	3,577	86,921
SunPower Corp. (A)(B)	17,516	88,806
Synaptics, Inc. (A)	9,233	534,314
Ultra Clean Holdings, Inc. (A)	10,886	150,227
Veeco Instruments, Inc. (A)	13,538	129,559
Xperi Corp.	13,309	185,128
		12,880,571

189

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software – 5.0%
8x8, Inc. (A)	25,893	$358,877
A10 Networks, Inc. (A)	14,615	90,759
ACI Worldwide, Inc. (A)	31,086	750,727
Agilysys, Inc. (A)	5,704	95,257
Alarm.com Holdings, Inc. (A)	9,957	387,427
Altair Engineering, Inc., Class A (A)(B)	10,847	287,446
American Software, Inc., Class A	8,368	118,909
Appfolio, Inc., Class A (A)(B)	4,326	479,970
Appian Corp. (A)	9,250	372,128
Avaya Holdings Corp. (A)(B)	26,258	212,427
Benefitfocus, Inc. (A)	8,326	74,185
Blackbaud, Inc.	13,191	732,760
Blackline, Inc. (A)	11,728	617,010
Bottomline Technologies DE, Inc. (A)	11,747	430,528
Box, Inc., Class A (A)(B)	39,659	556,812
ChannelAdvisor Corp. (A)	7,738	56,178
Cloudera, Inc. (A)	65,986	519,310
CommVault Systems, Inc. (A)	11,077	448,397
Cornerstone OnDemand, Inc. (A)	15,453	490,633
Digimarc Corp. (A)(B)	3,306	43,143
Digital Turbine, Inc. (A)	21,865	94,238
Domo, Inc., Class B (A)	5,035	50,048
Ebix, Inc.	6,477	98,321
eGain Corp. (A)	6,568	48,143
Envestnet, Inc. (A)	13,079	703,389
Everbridge, Inc. (A)	8,980	955,113
Five9, Inc. (A)	16,130	1,233,300
ForeScout Technologies, Inc. (A)	11,600	366,444
GTY Technology Holdings, Inc. (A)(B)	11,454	51,772
Ideanomics, Inc. (A)	13,594	18,216
Intelligent Systems Corp. (A)(B)	1,903	64,683
j2 Global, Inc.	12,460	932,631
LivePerson, Inc. (A)(B)	17,025	387,319
MicroStrategy, Inc., Class A (A)	2,182	257,694
Mitek Systems, Inc. (A)	10,699	84,308
MobileIron, Inc. (A)	27,066	102,851
Model N, Inc. (A)	8,950	198,780
OneSpan, Inc. (A)	9,156	166,181
Ping Identity Holding Corp. (A)	3,559	71,251
Progress Software Corp.	12,232	391,424
PROS Holdings, Inc. (A)	9,087	281,970
Q2 Holdings, Inc. (A)	11,828	698,562
QAD, Inc., Class A	3,132	125,061
Qualys, Inc. (A)	9,106	792,131
Rapid7, Inc. (A)	13,422	581,575
Rosetta Stone, Inc. (A)	5,895	82,648
SailPoint Technologies Holding, Inc. (A)	23,525	358,051
ShotSpotter, Inc. (A)(B)	2,376	65,292
SPS Commerce, Inc. (A)	9,485	441,147
SVMK, Inc. (A)	23,748	320,835
Synchronoss Technologies, Inc. (A)	11,129	33,943
Telaria, Inc. (A)	12,266	73,596
Telenav, Inc. (A)	9,833	42,479
Tenable Holdings, Inc. (A)(B)	10,365	226,579
TiVo Corp.	34,230	242,348
Upland Software, Inc. (A)	6,374	170,951
Varonis Systems, Inc. (A)	8,153	519,102
Verint Systems, Inc. (A)	17,864	768,152
VirnetX Holding Corp. (A)(B)	17,178	93,964
Workiva, Inc. (A)	10,120	327,180
Yext, Inc. (A)	25,873	263,646
Zix Corp. (A)	15,407	66,404
Zuora, Inc., Class A (A)	24,073	193,788
		20,168,393
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Technology hardware, storage and peripherals – 0.2%
3D Systems Corp. (A)(B)	31,495	$242,826
AstroNova, Inc.	2,237	17,359
Avid Technology, Inc. (A)	7,864	52,925
Diebold Nixdorf, Inc. (A)(B)	21,343	75,127
Immersion Corp. (A)	9,294	49,816
Stratasys, Ltd. (A)	14,074	224,480
		662,533
		59,183,658
Materials – 3.3%
Chemicals – 1.6%
Advanced Emissions Solutions, Inc. (B)	4,820	31,667
AdvanSix, Inc. (A)	7,702	73,477
American Vanguard Corp.	8,128	117,531
Amyris, Inc. (A)(B)	16,625	42,560
Balchem Corp.	8,684	857,284
Chase Corp.	1,971	162,194
Ferro Corp. (A)	22,301	208,737
Flotek Industries, Inc. (A)	17,208	15,315
FutureFuel Corp.	7,287	82,124
GCP Applied Technologies, Inc. (A)	14,803	263,493
Hawkins, Inc.	2,729	97,152
HB Fuller Company	13,633	380,770
Ingevity Corp. (A)	11,361	399,907
Innospec, Inc.	6,518	452,936
Intrepid Potash, Inc. (A)	27,729	22,183
Koppers Holdings, Inc. (A)	5,262	65,091
Kraton Corp. (A)	8,732	70,729
Kronos Worldwide, Inc.	6,333	53,451
Livent Corp. (A)	40,194	211,019
LSB Industries, Inc. (A)	6,792	14,263
Minerals Technologies, Inc.	9,219	334,281
OMNOVA Solutions, Inc. (A)	12,435	126,091
Orion Engineered Carbons SA	16,638	124,119
PolyOne Corp.	21,054	399,394
PQ Group Holdings, Inc. (A)	10,170	110,853
Quaker Chemical Corp. (B)	3,502	442,233
Rayonier Advanced Materials, Inc.	13,803	14,631
Sensient Technologies Corp.	11,346	493,664
Stepan Company	5,478	484,584
Trecora Resources (A)	6,629	39,443
Tredegar Corp.	7,101	110,989
Trinseo SA	10,634	192,582
Tronox Holdings PLC, Class A	25,351	126,248
		6,620,995
Construction materials – 0.2%
Forterra, Inc. (A)	5,370	32,113
Summit Materials, Inc., Class A (A)	31,071	466,065
U.S. Concrete, Inc. (A)	4,429	80,342
United States Lime & Minerals, Inc.	609	44,975
		623,495
Containers and packaging – 0.1%
Greif, Inc., Class A	6,955	216,231
Greif, Inc., Class B	1,587	63,575
Myers Industries, Inc.	10,042	107,952
UFP Technologies, Inc. (A)	2,032	77,399
		465,157
Metals and mining – 1.0%
1911 Gold Corp. (A)	5,045	1,159
Allegheny Technologies, Inc. (A)	33,845	287,683
Carpenter Technology Corp.	12,677	247,202
Century Aluminum Company (A)	14,369	52,016
Cleveland-Cliffs, Inc. (B)	106,969	422,528
Coeur Mining, Inc. (A)	64,946	208,477

190

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Commercial Metals Company	31,709	$500,685
Compass Minerals International, Inc.	9,157	352,270
Gold Resource Corp.	18,135	49,871
Haynes International, Inc.	3,402	70,115
Hecla Mining Company	134,109	244,078
Kaiser Aluminum Corp.	4,214	291,946
Materion Corp.	5,463	191,260
Novagold Resources, Inc. (A)	62,953	464,593
Olympic Steel, Inc.	2,752	28,483
Ryerson Holding Corp. (A)	4,714	25,078
Schnitzer Steel Industries, Inc., Class A	7,242	94,436
SunCoke Energy, Inc.	20,412	78,586
Synalloy Corp. (A)	2,653	23,161
TimkenSteel Corp. (A)	11,964	38,644
Warrior Met Coal, Inc.	13,697	145,462
Worthington Industries, Inc.	10,394	272,843
		4,090,576
Paper and forest products – 0.4%
Boise Cascade Company	10,457	248,667
Clearwater Paper Corp. (A)	4,537	98,952
Louisiana-Pacific Corp.	30,243	519,575
Neenah, Inc.	4,469	192,748
PH Glatfelter Company	12,080	147,618
Schweitzer-Mauduit International, Inc.	8,245	229,376
Verso Corp., Class A (A)	9,442	106,506
		1,543,442
		13,343,665
Real estate – 7.4%
Equity real estate investment trusts – 6.8%
Acadia Realty Trust	22,931	284,115
Agree Realty Corp. (B)	10,993	680,467
Alexander & Baldwin, Inc.	18,833	211,306
Alexander's, Inc.	576	158,947
American Assets Trust, Inc.	13,146	328,650
American Finance Trust, Inc.	29,064	181,650
Armada Hoffler Properties, Inc.	14,680	157,076
Ashford Hospitality Trust, Inc.	26,793	19,805
Bluerock Residential Growth REIT, Inc.	7,158	39,870
Braemar Hotels & Resorts, Inc.	9,255	15,734
BRT Apartments Corp.	3,530	36,183
Career Education Corp.	65,612	238,172
CareTrust REIT, Inc.	26,258	388,356
CatchMark Timber Trust, Inc., Class A	14,568	105,181
CBL & Associates Properties, Inc. (A)(B)	51,048	10,215
Cedar Realty Trust, Inc.	26,907	25,107
Chatham Lodging Trust	13,032	77,410
City Office REIT, Inc.	13,909	100,562
Clipper Realty, Inc.	5,314	27,527
Community Healthcare Trust, Inc.	5,155	197,333
CoreCivic, Inc.	32,277	360,534
CorEnergy Infrastructure Trust, Inc.	3,637	66,848
CorePoint Lodging, Inc.	11,977	46,950
DiamondRock Hospitality Company	54,704	277,896
Easterly Government Properties, Inc.	20,823	513,079
EastGroup Properties, Inc.	10,097	1,054,935
Essential Properties Realty Trust, Inc.	21,048	274,887
Farmland Partners, Inc. (B)	8,503	51,613
First Industrial Realty Trust, Inc.	34,200	1,136,466
Four Corners Property Trust, Inc.	18,963	354,798
Franklin Street Properties Corp.	29,320	168,004
Front Yard Residential Corp.	14,173	169,367
Getty Realty Corp.	9,175	217,815
Gladstone Commercial Corp.	8,898	127,775
Gladstone Land Corp.	7,008	83,045
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Global Medical REIT, Inc.	8,832	$89,380
Global Net Lease, Inc.	23,984	320,666
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	17,562	358,440
Healthcare Realty Trust, Inc.	35,290	985,650
Hersha Hospitality Trust (B)	10,120	36,230
Independence Realty Trust, Inc.	24,834	222,016
Industrial Logistics Properties Trust	17,935	314,580
Innovative Industrial Properties, Inc.	3,730	283,219
Investors Real Estate Trust	3,266	179,630
iStar, Inc.	16,458	174,619
Jernigan Capital, Inc. (B)	6,255	68,555
Kite Realty Group Trust	22,876	216,636
Lexington Realty Trust	63,871	634,239
LTC Properties, Inc.	10,670	329,703
Mack-Cali Realty Corp.	23,885	363,769
Monmouth Real Estate Investment Corp.	25,503	307,311
National Health Investors, Inc.	11,335	561,309
National Storage Affiliates Trust	16,152	478,099
New Senior Investment Group, Inc.	24,074	61,629
NexPoint Residential Trust, Inc. (B)	5,258	132,554
Office Properties Income Trust	13,304	362,534
One Liberty Properties, Inc.	4,892	68,146
Pebblebrook Hotel Trust	35,431	385,844
Pennsylvania Real Estate Investment Trust (B)	20,432	18,626
Physicians Realty Trust	51,066	711,860
Piedmont Office Realty Trust, Inc., Class A	33,945	599,469
PotlatchDeltic Corp.	18,312	574,814
Preferred Apartment Communities, Inc., Class A	12,411	89,111
PS Business Parks, Inc.	5,352	725,303
QTS Realty Trust, Inc., Class A	15,404	893,586
Retail Opportunity Investments Corp.	31,417	260,447
Retail Value, Inc.	4,438	54,366
Rexford Industrial Realty, Inc.	30,115	1,235,016
RLJ Lodging Trust	46,361	357,907
RPT Realty	21,495	129,615
Ryman Hospitality Properties, Inc.	12,648	453,431
Sabra Health Care REIT, Inc.	52,272	570,810
Safehold, Inc. (B)	2,867	181,280
Saul Centers, Inc.	3,389	110,956
Seritage Growth Properties, Class A (A)(B)	9,305	84,769
STAG Industrial, Inc.	35,937	809,301
Summit Hotel Properties, Inc.	28,738	121,274
Sunstone Hotel Investors, Inc.	60,861	530,099
Tanger Factory Outlet Centers, Inc. (B)	25,278	126,390
Terreno Realty Corp.	17,518	906,557
The GEO Group, Inc.	32,348	393,352
UMH Properties, Inc.	10,657	115,735
Uniti Group, Inc.	50,761	306,089
Universal Health Realty Income Trust	3,528	355,658
Urban Edge Properties	31,833	280,449
Urstadt Biddle Properties, Inc., Class A	8,494	119,765
Washington Prime Group, Inc.	52,418	42,202
Washington Real Estate Investment Trust	22,380	534,211
Whitestone REIT	10,954	67,915
Xenia Hotels & Resorts, Inc.	31,078	320,103
		27,202,902
Real estate management and development – 0.6%
Consolidated-Tomoka Land Company	1,605	72,755
Cushman & Wakefield PLC (A)	30,518	358,281
eXp World Holdings, Inc. (A)	5,867	49,635

191

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
Forestar Group, Inc. (A)	3,127	$32,364
FRP Holdings, Inc. (A)	2,134	91,762
Kennedy-Wilson Holdings, Inc.	33,627	451,274
Marcus & Millichap, Inc. (A)	6,404	173,548
Newmark Group, Inc., Class A	40,290	171,233
Rafael Holdings, Inc., Class B (A)	2,990	38,302
RE/MAX Holdings, Inc., Class A	5,053	110,762
Realogy Holdings Corp.	31,531	94,908
Redfin Corp. (A)	24,767	381,907
Tejon Ranch Company (A)	6,055	85,133
The RMR Group, Inc., Class A	4,175	112,600
The St. Joe Company (A)(B)	9,143	153,420
		2,377,884
		29,580,786
Utilities – 4.3%
Electric utilities – 1.2%
ALLETE, Inc.	13,865	841,328
El Paso Electric Company	10,844	736,958
Genie Energy, Ltd., B Shares	4,607	33,078
MGE Energy, Inc.	9,427	617,186
Otter Tail Corp.	10,591	470,876
PNM Resources, Inc.	21,392	812,896
Portland General Electric Company	23,965	1,148,882
Spark Energy, Inc., Class A	4,299	26,955
		4,688,159
Gas utilities – 1.4%
Chesapeake Utilities Corp.	4,270	365,982
New Jersey Resources Corp.	24,393	828,630
Northwest Natural Holding Company	8,234	508,450
ONE Gas, Inc.	13,954	1,166,833
RGC Resources, Inc.	2,445	70,734
South Jersey Industries, Inc.	25,158	628,950
Southwest Gas Holdings, Inc.	14,498	1,008,481
Spire, Inc.	13,242	986,264
		5,564,324
Independent power and renewable electricity producers – 0.4%
Atlantic Power Corp. (A)	34,847	74,573
Clearway Energy, Inc., Class A	11,026	189,316
Clearway Energy, Inc., Class C	19,059	358,309
Ormat Technologies, Inc.	10,704	724,233
Sunnova Energy International, Inc. (A)	4,346	43,764
TerraForm Power, Inc., Class A	21,430	337,951
		1,728,146
Multi-utilities – 0.7%
Avista Corp.	17,988	764,310
Black Hills Corp.	16,379	1,048,747
NorthWestern Corp.	13,389	801,064
Unitil Corp.	4,063	212,576
		2,826,697
Water utilities – 0.6%
American States Water Company	9,876	807,264
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Water utilities (continued)
Artesian Resources Corp., Class A	2,597	$97,076
Cadiz, Inc. (A)(B)	4,660	54,382
California Water Service Group	12,963	652,298
Consolidated Water Company, Ltd.	5,065	83,066
Middlesex Water Company	4,547	273,366
SJW Group	7,168	414,095
The York Water Company	3,748	162,888
		2,544,435
		17,351,761
TOTAL COMMON STOCKS (Cost $438,528,570)		$390,282,860
PREFERRED SECURITIES – 0.0%
Communication services – 0.0%
Media – 0.0%
GCI Liberty, Inc., 7.000%	1,451	33,402
TOTAL PREFERRED SECURITIES (Cost $7,218)		$33,402
RIGHTS – 0.0%
Pan American Silver Corp. (Expiration Date: 2-22-29) (A)(D)	88,114	29,959
TOTAL RIGHTS (Cost $26,845)		$29,959
SHORT-TERM INVESTMENTS – 9.0%
Short-term funds – 6.5%
John Hancock Collateral Trust, 1.1260% (E)(F)	2,638,291	26,376,311
Repurchase agreement – 2.5%
Repurchase Agreement with State Street Corp. dated 3-31-20 at 0.000% to be repurchased at $10,059,000 on 4-1-20, collateralized by $9,785,000 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-22 (valued at $10,261,637)	$10,059,000	10,059,000
TOTAL SHORT-TERM INVESTMENTS (Cost $36,453,014)		$36,435,311
Total Investments (Small Cap Index Trust) (Cost $475,015,647) – 106.0%		$426,781,532
Other assets and liabilities, net – (6.0%)		(24,271,332)
TOTAL NET ASSETS – 100.0%		$402,510,200
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-20. The value of securities on loan amounted to $24,825,348.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Strike price and/or expiration date not available.
(E)	The rate shown is the annualized seven-day yield as of 3-31-20.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Russell 2000 E-Mini Index Futures	220	Long	Jun 2020	$12,116,033	$12,623,600	$507,567
						$507,567
192

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
FUTURES (continued)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Small Cap Opportunities Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.3%
Communication services – 1.9%
Diversified telecommunication services – 0.3%
ATN International, Inc.	1,524	$89,474
Cincinnati Bell, Inc. (A)	1,172	17,158
Consolidated Communications Holdings, Inc.	2,508	11,411
Iridium Communications, Inc. (A)	5,838	130,363
		248,406
Entertainment – 0.2%
AMC Entertainment Holdings, Inc., Class A (B)	4,473	14,135
Ballantyne Strong, Inc. (A)	1,114	1,905
Cinemark Holdings, Inc.	2,518	25,658
IMAX Corp. (A)	2,820	25,521
Liberty Media Corp.-Liberty Formula One, Series A (A)	1,080	27,886
Liberty Media Corp.-Liberty Formula One, Series C (A)	1,360	37,033
Lions Gate Entertainment Corp., Class A (A)	4,062	24,697
Lions Gate Entertainment Corp., Class B (A)	5,798	32,353
Reading International, Inc., Class A (A)	1,100	4,279
The Marcus Corp.	2,916	35,925
		229,392
Interactive media and services – 0.1%
Cars.com, Inc. (A)	6,379	27,430
DHI Group, Inc. (A)	5,212	11,258
Liberty TripAdvisor Holdings, Inc., Class A (A)	4,522	8,140
The Meet Group, Inc. (A)	2,642	15,509
Yelp, Inc. (A)	535	9,646
		71,983
Media – 1.0%
A.H. Belo Corp., Class A	4,238	7,289
Beasley Broadcast Group, Inc., Class A	502	929
Emerald Holding, Inc.	1,726	4,470
Entercom Communications Corp., Class A	1,442	2,466
Entravision Communications Corp., Class A	5,075	10,302
Gannett Company, Inc.	7,195	10,649
Gray Television, Inc. (A)	6,499	69,799
Hemisphere Media Group, Inc. (A)	951	8,122
John Wiley & Sons, Inc., Class A	1,759	65,945
Liberty Latin America, Ltd., Class A (A)	2,622	27,583
Liberty Latin America, Ltd., Class C (A)	6,493	66,618
Media General, Inc. (A)(C)	292	28
Meredith Corp.	3,097	37,845
News Corp., Class A	20,691	185,702
News Corp., Class B	10,415	93,631
Nexstar Media Group, Inc., Class A	2,212	127,699
Salem Media Group, Inc.	4,439	3,880
Scholastic Corp.	2,233	56,919
TEGNA, Inc.	6,933	75,292
The EW Scripps Company, Class A	5,843	44,056
		899,224
Wireless telecommunication services – 0.3%
Spok Holdings, Inc.	3,863	41,295
Telephone & Data Systems, Inc.	8,489	142,276
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Wireless telecommunication services (continued)
United States Cellular Corp. (A)	3,059	$89,598
		273,169
		1,722,174
Consumer discretionary – 11.9%
Auto components – 2.0%
Adient PLC (A)	4,046	36,697
American Axle & Manufacturing Holdings, Inc. (A)	7,509	27,107
Autoliv, Inc.	326	14,999
BorgWarner, Inc.	10,182	248,135
Cooper Tire & Rubber Company	4,326	70,514
Cooper-Standard Holdings, Inc. (A)	1,311	13,464
Dana, Inc.	5,704	44,548
Dorman Products, Inc. (A)	4,193	231,747
Fox Factory Holding Corp. (A)	9,664	405,888
Gentex Corp.	5,222	115,720
Gentherm, Inc. (A)	1,190	37,366
Horizon Global Corp. (A)	878	1,642
Lear Corp.	2,935	238,469
Modine Manufacturing Company (A)	5,862	19,052
Motorcar Parts of America, Inc. (A)	1,585	19,939
Shiloh Industries, Inc. (A)	1,515	1,894
Standard Motor Products, Inc.	3,063	127,329
Stoneridge, Inc. (A)	1,672	28,006
Strattec Security Corp.	924	13,370
Superior Industries International, Inc.	3,067	3,680
The Goodyear Tire & Rubber Company	14,684	85,461
		1,785,027
Automobiles – 0.2%
Harley-Davidson, Inc.	2,767	52,379
Thor Industries, Inc.	1,297	54,707
Winnebago Industries, Inc.	1,336	37,154
		144,240
Distributors – 0.5%
Core-Mark Holding Company, Inc.	1,227	35,055
Pool Corp.	2,091	411,446
Weyco Group, Inc.	1,316	26,544
		473,045
Diversified consumer services – 1.3%
Adtalem Global Education, Inc. (A)	4,502	120,609
American Public Education, Inc. (A)	1,450	34,699
Career Education Corp. (A)	3,146	33,945
Carriage Services, Inc.	1,797	29,022
Graham Holdings Company, Class B	347	118,386
Grand Canyon Education, Inc. (A)	8,918	680,310
Houghton Mifflin Harcourt Company (A)	5,833	10,966
K12, Inc. (A)	3,438	64,841
Laureate Education, Inc., Class A (A)	1,275	13,400
Lincoln Educational Services Corp. (A)	1,100	2,420
Regis Corp. (A)	3,827	22,618
Universal Technical Institute, Inc. (A)	3,087	18,368
Zovio, Inc. (A)	3,463	5,714
		1,155,298
Hotels, restaurants and leisure – 1.4%
Aramark	4,381	87,489
Ark Restaurants Corp.	64	676
BBX Capital Corp.	1,743	4,026
Biglari Holdings, Inc., Class A (A)	3	891
Biglari Holdings, Inc., Class B (A)	102	5,243

193

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
BJ's Restaurants, Inc.	585	$8,126
Boyd Gaming Corp.	873	12,589
Carrols Restaurant Group, Inc. (A)	1,688	3,072
Churchill Downs, Inc.	3,636	374,326
Chuy's Holdings, Inc. (A)	13,546	136,408
Del Taco Restaurants, Inc. (A)	2,438	8,362
Dine Brands Global, Inc.	212	6,080
Dover Motorsports, Inc.	400	500
El Pollo Loco Holdings, Inc. (A)	2,613	22,080
Extended Stay America, Inc.	2,351	17,186
Fiesta Restaurant Group, Inc. (A)	1,348	5,432
International Game Technology PLC (B)	6,958	41,400
Luby's, Inc. (A)	6,251	4,188
Marriott Vacations Worldwide Corp.	2,056	114,272
Monarch Casino & Resort, Inc. (A)	1,278	35,873
Norwegian Cruise Line Holdings, Ltd. (A)	5,720	62,691
Playa Hotels & Resorts NV (A)	2,743	4,800
Potbelly Corp. (A)	2,073	6,406
Red Lion Hotels Corp. (A)	3,000	4,380
Red Robin Gourmet Burgers, Inc. (A)	1,300	11,076
Royal Caribbean Cruises, Ltd. (B)	7,602	244,556
		1,222,128
Household durables – 2.1%
Bassett Furniture Industries, Inc.	2,333	12,715
Cavco Industries, Inc. (A)	606	87,834
Century Communities, Inc. (A)	1,640	23,796
Ethan Allen Interiors, Inc.	1,706	17,435
Flexsteel Industries, Inc.	1,750	19,180
Hooker Furniture Corp.	2,121	33,109
KB Home	6,043	109,378
La-Z-Boy, Inc.	4,218	86,680
LGI Homes, Inc. (A)	165	7,450
Libbey, Inc. (A)	1,103	563
Lifetime Brands, Inc.	2,931	16,560
M/I Homes, Inc. (A)	2,195	36,283
MDC Holdings, Inc.	5,177	120,106
Meritage Homes Corp. (A)	3,432	125,302
Mohawk Industries, Inc. (A)	2,469	188,237
Newell Brands, Inc.	5,850	77,688
PulteGroup, Inc.	7,364	164,364
Taylor Morrison Home Corp. (A)	7,422	81,642
The New Home Company, Inc. (A)	831	1,138
Toll Brothers, Inc.	12,316	237,083
TopBuild Corp. (A)	2,210	158,324
TRI Pointe Group, Inc. (A)	12,178	106,801
Universal Electronics, Inc. (A)	521	19,991
VOXX International Corp. (A)	3,131	8,923
Whirlpool Corp.	1,091	93,608
		1,834,190
Internet and direct marketing retail – 0.2%
1-800-Flowers.com, Inc., Class A (A)	3,234	42,786
Liquidity Services, Inc. (A)	1,691	6,561
Qurate Retail, Inc., Series A (A)(B)	17,318	105,726
The Rubicon Project, Inc. (A)	2,319	12,870
		167,943
Leisure products – 0.3%
Acushnet Holdings Corp.	537	13,812
American Outdoor Brands Corp. (A)	859	7,130
Callaway Golf Company	9,628	98,398
Escalade, Inc.	3,529	20,998
Johnson Outdoors, Inc., Class A	1,067	66,901
Nautilus, Inc. (A)	1,580	4,124
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Leisure products (continued)
Vista Outdoor, Inc. (A)	3,475	$30,580
		241,943
Multiline retail – 0.6%
Big Lots, Inc.	1,102	15,670
Dillard's, Inc., Class A (B)	2,339	86,426
J.C. Penney Company, Inc. (A)	23,315	8,393
Kohl's Corp.	7,972	116,311
Macy's, Inc. (B)	15,246	74,858
Ollie's Bargain Outlet Holdings, Inc. (A)	4,406	204,174
Tuesday Morning Corp. (A)	2,100	1,209
		507,041
Specialty retail – 2.6%
Aaron's, Inc.	3,608	82,190
Abercrombie & Fitch Company, Class A	5,916	53,776
American Eagle Outfitters, Inc.	7,348	58,417
America's Car-Mart, Inc. (A)	820	46,207
Ascena Retail Group, Inc. (A)(B)	589	819
At Home Group, Inc. (A)	448	905
AutoNation, Inc. (A)	6,612	185,533
Barnes & Noble Education, Inc. (A)	6,174	8,397
Bed Bath & Beyond, Inc. (B)	9,468	39,860
Big 5 Sporting Goods Corp. (B)	2,004	2,144
Boot Barn Holdings, Inc. (A)	2,280	29,480
Build-A-Bear Workshop, Inc. (A)	2,470	3,532
Caleres, Inc.	3,908	20,322
Chico's FAS, Inc.	9,163	11,820
Citi Trends, Inc.	1,533	13,644
Conn's, Inc. (A)	76	318
Designer Brands, Inc., Class A	5,177	25,781
Dick's Sporting Goods, Inc.	4,295	91,312
Express, Inc. (A)	3,676	5,477
Five Below, Inc. (A)	5,743	404,192
Foot Locker, Inc.	5,430	119,732
Francesca's Holdings Corp. (A)	119	270
GameStop Corp., Class A (A)(B)	10,093	35,326
Genesco, Inc. (A)	1,511	20,157
Group 1 Automotive, Inc.	1,693	74,932
Guess?, Inc.	6,368	43,111
Haverty Furniture Companies, Inc.	1,920	22,829
Hibbett Sports, Inc. (A)	1,307	14,292
Lithia Motors, Inc., Class A	3,844	314,401
MarineMax, Inc. (A)	2,016	21,007
Office Depot, Inc.	33,557	55,033
Party City Holdco, Inc. (A)	633	290
Penske Automotive Group, Inc.	5,153	144,284
Rent-A-Center, Inc.	1,084	15,328
RTW RetailWinds, Inc. (A)	5,638	1,185
Shoe Carnival, Inc. (B)	1,352	28,081
Signet Jewelers, Ltd.	4,374	28,212
Sonic Automotive, Inc., Class A	1,811	24,050
Tandy Leather Factory, Inc. (A)	1,690	6,084
The Cato Corp., Class A	1,957	20,881
The Gap, Inc.	13,963	98,300
Tilly's, Inc., Class A	712	2,941
Urban Outfitters, Inc. (A)	4,660	66,358
Zumiez, Inc. (A)	2,122	36,753
		2,277,963
Textiles, apparel and luxury goods – 0.7%
Capri Holdings, Ltd. (A)	4,479	48,328
Culp, Inc.	334	2,458
Delta Apparel, Inc. (A)	500	5,205
Fossil Group, Inc. (A)	1,707	5,616
G-III Apparel Group, Ltd. (A)	3,397	26,157
Lakeland Industries, Inc. (A)(B)	1,110	17,205

194

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
Movado Group, Inc.	1,758	$20,780
Oxford Industries, Inc.	5,199	188,516
PVH Corp.	3,178	119,620
Ralph Lauren Corp.	345	23,056
Rocky Brands, Inc.	1,478	28,599
Superior Group of Companies, Inc.	663	5,609
Tapestry, Inc.	8,021	103,872
Unifi, Inc. (A)	2,453	28,332
Vera Bradley, Inc. (A)	2,034	8,380
Wolverine World Wide, Inc.	639	9,713
		641,446
		10,450,264
Consumer staples – 3.9%
Beverages – 0.1%
Craft Brew Alliance, Inc. (A)	2,909	43,344
Food and staples retailing – 1.3%
Ingles Markets, Inc., Class A	2,495	90,219
Natural Grocers by Vitamin Cottage, Inc.	1,014	8,629
Performance Food Group Company (A)	11,569	285,986
PriceSmart, Inc.	4,445	233,585
Rite Aid Corp. (A)	624	9,360
SpartanNash Company	4,194	60,058
The Andersons, Inc.	3,784	70,950
The Chefs' Warehouse, Inc. (A)	1,493	15,035
United Natural Foods, Inc. (A)	3,818	35,049
US Foods Holding Corp. (A)	11,785	208,712
Village Super Market, Inc., Class A	685	16,837
Weis Markets, Inc.	2,671	111,274
		1,145,694
Food products – 2.1%
Alico, Inc.	341	10,585
B&G Foods, Inc. (B)	1,941	35,113
Bunge, Ltd.	7,269	298,247
Cal-Maine Foods, Inc.	831	36,547
Darling Ingredients, Inc. (A)	11,669	223,695
Dean Foods Company (A)	8,717	915
Farmer Brothers Company (A)	1,069	7,440
Fresh Del Monte Produce, Inc.	3,135	86,557
Hostess Brands, Inc. (A)	3,408	36,329
Ingredion, Inc.	3,024	228,312
John B. Sanfilippo & Son, Inc.	282	25,211
Landec Corp. (A)	3,130	27,200
Limoneira Company	199	2,607
Pilgrim's Pride Corp. (A)	1,655	29,989
Post Holdings, Inc. (A)	4,147	344,077
Sanderson Farms, Inc.	1,287	158,713
Seaboard Corp.	52	146,266
Seneca Foods Corp., Class A (A)	1,409	56,050
The Simply Good Foods Company (A)	942	18,143
TreeHouse Foods, Inc. (A)	2,202	97,218
		1,869,214
Household products – 0.2%
Central Garden & Pet Company (A)	1,553	42,708
Central Garden & Pet Company, Class A (A)	3,288	84,074
Oil-Dri Corp. of America	531	17,757
Spectrum Brands Holdings, Inc.	1,296	47,136
		191,675
Personal products – 0.1%
Coty, Inc., Class A	370	1,909
Edgewell Personal Care Company (A)	1,909	45,969
Mannatech, Inc.	276	2,967
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Personal products (continued)
Natural Alternatives International, Inc. (A)	200	$1,260
Nu Skin Enterprises, Inc., Class A	1,346	29,410
		81,515
Tobacco – 0.1%
Universal Corp.	2,175	96,157
		3,427,599
Energy – 3.6%
Energy equipment and services – 1.3%
Apergy Corp. (A)(B)	2,968	17,066
Archrock, Inc.	9,027	33,942
Dawson Geophysical Company (A)	3,948	3,841
Diamond Offshore Drilling, Inc. (A)(B)	2,100	3,843
Dril-Quip, Inc. (A)	2,786	84,973
Era Group, Inc. (A)	4,560	24,305
Exterran Corp. (A)	4,737	22,738
Forum Energy Technologies, Inc. (A)	6,662	1,181
Frank's International NV (A)	3,231	8,368
Geospace Technologies Corp. (A)	516	3,302
Gulf Island Fabrication, Inc. (A)	3,019	9,057
Halliburton Company	38,512	263,807
Helix Energy Solutions Group, Inc. (A)	14,129	23,172
Helmerich & Payne, Inc.	5,043	78,923
KLX Energy Services Holdings, Inc. (A)	1,865	1,306
Liberty Oilfield Services, Inc., Class A	1,021	2,746
Matrix Service Company (A)	2,731	25,863
Mitcham Industries, Inc. (A)	2,431	3,039
Nabors Industries, Ltd.	29,897	11,663
National Oilwell Varco, Inc.	17,726	174,247
Natural Gas Services Group, Inc. (A)	2,620	11,685
Newpark Resources, Inc. (A)	12,359	11,086
NexTier Oilfield Solutions, Inc. (A)	8,103	9,481
Nine Energy Service, Inc. (A)	425	344
Noble Corp. PLC (A)	17,780	4,623
Oceaneering International, Inc. (A)	8,109	23,840
Oil States International, Inc. (A)	4,041	8,203
Patterson-UTI Energy, Inc.	14,112	33,163
ProPetro Holding Corp. (A)	2,374	5,935
RPC, Inc.	2,090	4,305
SEACOR Holdings, Inc. (A)	2,419	65,216
SEACOR Marine Holdings, Inc. (A)	2,432	10,652
Select Energy Services, Inc., Class A (A)	2,493	8,052
TechnipFMC PLC	18,865	127,150
TETRA Technologies, Inc. (A)	4,581	1,466
Tidewater, Inc. (A)	391	2,768
Transocean, Ltd. (A)(B)	13,252	15,372
U.S. Silica Holdings, Inc.	4,282	7,708
		1,148,431
Oil, gas and consumable fuels – 2.3%
Adams Resources & Energy, Inc.	724	17,014
Amplify Energy Corp.	761	431
Antero Resources Corp. (A)	20,791	14,822
Apache Corp.	5,293	22,125
Arch Coal, Inc., Class A	1,502	43,408
Ardmore Shipping Corp.	1,174	6,164
Berry Corp.	1,497	3,608
Bonanza Creek Energy, Inc. (A)	1,183	13,309
Callon Petroleum Company (A)	14,924	8,177
Centennial Resource Development, Inc., Class A (A)	11,699	3,077
Cimarex Energy Company	4,205	70,770
Clean Energy Fuels Corp. (A)	11,526	20,516
CNX Resources Corp. (A)	18,164	96,632
CONSOL Energy, Inc. (A)	2,270	8,376

195

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Contango Oil & Gas Company (A)	3,786	$5,679
CVR Energy, Inc.	1,951	32,250
Delek US Holdings, Inc.	6,080	95,821
Denbury Resources, Inc. (A)	19,778	3,651
Devon Energy Corp.	13,285	91,799
DHT Holdings, Inc.	5,633	43,205
Dorian LPG, Ltd. (A)	2,153	18,753
EnLink Midstream LLC (A)	15,746	17,321
EQT Corp.	7,106	50,239
Equitrans Midstream Corp.	1,062	5,342
Extraction Oil & Gas, Inc. (A)	3,404	1,436
GasLog, Ltd.	2,719	9,843
Green Plains, Inc.	5,268	25,550
Gulfport Energy Corp. (A)	10,592	4,710
HighPoint Resources Corp. (A)	7,216	1,371
HollyFrontier Corp.	8,137	199,438
International Seaways, Inc.	1,434	34,258
Kosmos Energy, Ltd.	13,783	12,344
Laredo Petroleum, Inc. (A)	1,132	430
Marathon Oil Corp.	24,460	80,473
Matador Resources Company (A)	5,416	13,432
Montage Resources Corp. (A)	615	1,384
Murphy Oil Corp. (B)	12,648	77,532
NACCO Industries, Inc., Class A	700	19,586
Noble Energy, Inc.	4,738	28,618
Nordic American Tankers, Ltd.	2,259	10,233
Oasis Petroleum, Inc. (A)	18,941	6,629
Overseas Shipholding Group, Inc., Class A (A)	861	1,954
Panhandle Oil and Gas, Inc., Class A	557	2,055
Par Pacific Holdings, Inc. (A)	1,947	13,824
Parsley Energy, Inc., Class A	18,301	104,865
PBF Energy, Inc., Class A	9,324	66,014
PDC Energy, Inc. (A)	7,428	46,128
Peabody Energy Corp.	6,070	17,603
Penn Virginia Corp. (A)	651	2,012
QEP Resources, Inc.	13,169	4,405
Range Resources Corp. (B)	13,645	31,111
Renewable Energy Group, Inc. (A)	4,097	84,111
REX American Resources Corp. (A)	268	12,465
Ring Energy, Inc. (A)	2,739	1,804
SandRidge Energy, Inc. (A)	1,746	1,570
Scorpio Tankers, Inc.	2,441	46,672
SFL Corp., Ltd.	4,240	40,153
SilverBow Resources, Inc. (A)	324	800
SM Energy Company	6,189	7,551
Southwestern Energy Company (A)	23,534	39,772
Talos Energy, Inc. (A)	2,469	14,197
Targa Resources Corp.	4,673	32,290
Teekay Corp. (A)	286	904
Teekay Tankers, Ltd., Class A (A)	1,159	25,776
Whiting Petroleum Corp. (A)(B)	4,753	3,186
World Fuel Services Corp.	3,769	94,903
WPX Energy, Inc. (A)	22,256	67,881
		1,983,762
		3,132,193
Financials – 21.5%
Banks – 11.7%
1st Source Corp.	2,392	77,573
Allegiance Bancshares, Inc.	308	7,426
American National Bankshares, Inc.	991	23,685
American River Bankshares	2,249	19,386
Ameris Bancorp	16,827	399,810
Arrow Financial Corp.	428	11,928
Associated Banc-Corp.	14,499	185,442
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Atlantic Capital Bancshares, Inc. (A)	667	$7,917
Atlantic Union Bankshares Corp.	14,553	318,711
Banc of California, Inc.	1,420	11,360
BancFirst Corp.	230	7,675
BancorpSouth Bank	2,714	51,349
Bank of Commerce Holdings	2,506	19,722
Bank of Marin Bancorp	542	16,260
Bank OZK	5,320	88,844
BankFinancial Corp.	2,146	18,906
BankUnited, Inc.	2,793	52,229
Banner Corp.	3,129	103,382
Bar Harbor Bankshares	1,690	29,203
BCB Bancorp, Inc.	1,477	15,730
Berkshire Hills Bancorp, Inc.	3,974	59,054
BOK Financial Corp.	268	11,406
Boston Private Financial Holdings, Inc.	7,971	56,993
Bridge Bancorp, Inc.	1,057	22,366
Brookline Bancorp, Inc.	7,510	84,713
Bryn Mawr Bank Corp.	1,969	55,880
Byline Bancorp, Inc.	683	7,083
C&F Financial Corp.	627	25,017
Cadence BanCorp	4,741	31,054
California First National Bancorp	1,653	22,316
Camden National Corp.	1,722	54,157
Capital City Bank Group, Inc.	1,865	37,524
Carolina Financial Corp.	1,115	28,845
CenterState Bank Corp.	3,429	59,082
Central Pacific Financial Corp.	2,960	47,064
Century Bancorp, Inc., Class A	497	30,933
Chemung Financial Corp.	723	23,845
CIT Group, Inc.	4,212	72,699
Civista Bancshares, Inc.	514	7,689
CNB Financial Corp.	1,562	29,475
Columbia Banking System, Inc.	3,819	102,349
Comerica, Inc.	3,946	115,776
Community Trust Bancorp, Inc.	1,588	50,483
ConnectOne Bancorp, Inc.	1,273	17,109
Customers Bancorp, Inc. (A)	2,391	26,134
CVB Financial Corp.	2,662	53,373
Dime Community Bancshares, Inc.	3,601	49,370
Eagle Bancorp, Inc.	1,535	46,372
Enterprise Bancorp, Inc.	246	6,640
Enterprise Financial Services Corp.	1,453	40,553
Equity Bancshares, Inc., Class A (A)	697	12,023
Financial Institutions, Inc.	1,481	26,865
First Bancorp (NC)	3,205	73,971
First Bancorp (PR) (B)	17,832	94,866
First Bancorp, Inc.	1,769	38,918
First Busey Corp.	1,350	23,099
First Business Financial Services, Inc.	1,366	21,173
First Commonwealth Financial Corp.	9,089	83,073
First Community Bankshares, Inc.	2,201	51,283
First Financial Bancorp	8,716	129,956
First Financial Corp.	1,432	48,287
First Financial Northwest, Inc.	1,100	11,044
First Foundation, Inc.	1,677	17,139
First Hawaiian, Inc.	779	12,877
First Horizon National Corp.	12,649	101,951
First Internet Bancorp	377	6,190
First Interstate BancSystem, Inc., Class A	1,946	56,123
First Merchants Corp.	4,769	126,331
First Mid Bancshares, Inc.	349	8,285
First Midwest Bancorp, Inc.	7,500	99,263
First Northwest Bancorp	800	8,696

196

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Flushing Financial Corp.	3,421	$45,705
FNB Corp.	18,182	134,001
Franklin Financial Network, Inc.	633	12,907
Fulton Financial Corp.	13,097	150,485
German American Bancorp, Inc.	302	8,290
Great Southern Bancorp, Inc.	1,329	53,692
Great Western Bancorp, Inc.	3,593	73,585
Hancock Whitney Corp.	7,556	147,493
Hanmi Financial Corp.	3,082	33,440
HarborOne Bancorp, Inc. (A)	1,011	7,613
Heartland Financial USA, Inc.	2,428	73,326
Heritage Commerce Corp.	2,225	17,066
Heritage Financial Corp.	1,481	29,620
Hilltop Holdings, Inc.	6,466	97,766
Home BancShares, Inc.	618	7,410
HomeTrust Bancshares, Inc.	560	8,915
Hope Bancorp, Inc.	11,326	93,100
Horizon Bancorp, Inc.	3,249	32,035
IBERIABANK Corp.	3,855	139,397
Independent Bank Corp. (Massachusetts)	885	56,967
Independent Bank Corp. (Michigan)	206	2,651
Independent Bank Group, Inc.	1,479	35,023
International Bancshares Corp.	5,571	149,748
Investors Bancorp, Inc.	24,228	193,582
Lakeland Bancorp, Inc.	4,261	46,061
Macatawa Bank Corp.	5,091	36,248
Mercantile Bank Corp.	1,266	26,801
Midland States Bancorp, Inc.	670	11,718
MidWestOne Financial Group, Inc.	1,343	28,122
National Bank Holdings Corp., Class A	1,336	31,930
NBT Bancorp, Inc.	3,264	105,721
Nicolet Bankshares, Inc. (A)	565	30,838
Northrim BanCorp, Inc.	1,530	41,310
Norwood Financial Corp.	1,188	31,720
OFG Bancorp	4,824	53,932
Old National Bancorp	12,650	166,854
Old Second Bancorp, Inc.	2,721	18,802
Opus Bank	1,848	32,026
Pacific Mercantile Bancorp (A)	762	3,589
Pacific Premier Bancorp, Inc.	2,195	41,354
PacWest Bancorp	9,138	163,753
Peapack Gladstone Financial Corp.	1,625	29,169
Penns Woods Bancorp, Inc.	1,188	28,868
Peoples Bancorp, Inc.	2,153	47,689
People's United Financial, Inc.	30,768	339,986
People's Utah Bancorp	518	10,034
Pinnacle Financial Partners, Inc.	12,433	466,735
Popular, Inc.	7,939	277,865
Premier Financial Bancorp, Inc.	2,821	34,980
Prosperity Bancshares, Inc.	4,487	216,498
QCR Holdings, Inc.	1,211	32,782
Renasant Corp.	4,029	87,993
Republic Bancorp, Inc., Class A	1,724	56,944
S&T Bancorp, Inc.	3,436	93,872
Sandy Spring Bancorp, Inc.	2,800	63,392
Seacoast Banking Corp. of Florida (A)	1,191	21,807
Shore Bancshares, Inc.	2,225	24,141
Sierra Bancorp	1,759	30,923
Simmons First National Corp., Class A	6,232	114,669
South State Corp.	2,627	154,284
Southern First Bancshares, Inc. (A)	237	6,724
Southern National Bancorp of Virginia, Inc.	3,850	37,884
Southside Bancshares, Inc.	374	11,366
Sterling Bancorp	11,335	118,451
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Synovus Financial Corp.	338	$5,935
TCF Financial Corp.	8,981	203,509
Texas Capital Bancshares, Inc. (A)	2,159	47,865
The Bancorp, Inc. (A)	4,825	29,288
The First Bancshares, Inc.	311	5,931
The First of Long Island Corp.	1,039	18,027
Towne Bank	4,414	79,849
TriCo Bancshares	721	21,500
TriState Capital Holdings, Inc. (A)	1,242	12,010
Triumph Bancorp, Inc. (A)	997	25,922
Trustmark Corp.	5,532	128,896
Umpqua Holdings Corp.	17,304	188,614
United Bankshares, Inc.	5,846	134,926
United Community Banks, Inc.	5,084	93,088
Univest Financial Corp.	2,460	40,147
Valley National Bancorp	27,685	202,377
Veritex Holdings, Inc.	1,214	16,960
Washington Trust Bancorp, Inc.	635	23,216
Webster Financial Corp.	466	10,671
WesBanco, Inc.	6,160	145,992
Wintrust Financial Corp.	1,992	65,457
Zions Bancorp NA	7,758	207,604
		10,282,741
Capital markets – 2.0%
Blucora, Inc. (A)	6,814	82,109
Cowen, Inc., Class A	5,088	49,150
GAIN Capital Holdings, Inc.	2,895	16,154
Houlihan Lokey, Inc.	10,278	535,689
INTL. FCStone, Inc. (A)	1,705	61,823
Invesco, Ltd.	20,349	184,769
Janus Henderson Group PLC	10,100	154,732
Legg Mason, Inc.	4,561	222,805
Oppenheimer Holdings, Inc., Class A	1,974	39,006
Piper Sandler Companies	686	34,691
Stifel Financial Corp.	7,903	326,236
Virtus Investment Partners, Inc.	418	31,814
Waddell & Reed Financial, Inc., Class A (B)	5,265	59,916
		1,798,894
Consumer finance – 1.3%
Ally Financial, Inc.	12,129	175,021
Asta Funding, Inc. (A)	344	2,855
Encore Capital Group, Inc. (A)	10,990	256,946
EZCORP, Inc., Class A (A)	3,087	12,873
LendingClub Corp. (A)	3,292	25,842
Navient Corp.	18,244	138,290
Nelnet, Inc., Class A	2,648	120,246
Nicholas Financial, Inc. (A)	75	438
OneMain Holdings, Inc.	5,319	101,699
PRA Group, Inc. (A)	1,882	52,169
Regional Management Corp. (A)	573	7,827
Santander Consumer USA Holdings, Inc.	16,731	232,728
SLM Corp.	6,568	47,224
		1,174,158
Diversified financial services – 0.7%
Cannae Holdings, Inc. (A)	2,391	80,075
Equitable Holdings, Inc.	4,913	70,993
Jefferies Financial Group, Inc.	9,249	126,434
Marlin Business Services Corp.	1,698	18,967
NewStar Financial, Inc. (A)(C)	5,739	1,386
On Deck Capital, Inc. (A)	2,096	3,228
Voya Financial, Inc.	7,710	312,641
		613,724

197

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance – 4.0%
Ambac Financial Group, Inc. (A)	1,536	$18,954
American Equity Investment Life Holding Company	7,384	138,819
American National Insurance Company	1,609	132,549
Argo Group International Holdings, Ltd.	3,091	114,552
Assured Guaranty, Ltd.	8,030	207,094
Athene Holding, Ltd., Class A (A)	7,652	189,923
Axis Capital Holdings, Ltd.	3,625	140,106
Brighthouse Financial, Inc. (A)	2,544	61,488
CNO Financial Group, Inc.	16,225	201,028
Donegal Group, Inc., Class A	2,876	43,715
Employers Holdings, Inc.	2,717	110,066
Enstar Group, Ltd. (A)	779	123,900
FBL Financial Group, Inc., Class A	3,170	147,944
FedNat Holding Company	1,090	12,513
First American Financial Corp.	439	18,618
Genworth Financial, Inc., Class A (A)	14,291	47,446
Global Indemnity, Ltd.	1,990	50,745
Greenlight Capital Re, Ltd., Class A (A)	2,616	15,565
Hallmark Financial Services, Inc. (A)	4,008	16,192
Heritage Insurance Holdings, Inc.	11,502	123,186
Horace Mann Educators Corp.	3,603	131,834
Independence Holding Company	2,247	57,433
Investors Title Company	189	24,192
James River Group Holdings, Ltd.	653	23,665
Lincoln National Corp.	941	24,767
Maiden Holdings, Ltd. (A)	7,320	6,661
MBIA, Inc. (A)(B)	10,305	73,578
Mercury General Corp.	945	38,480
National General Holdings Corp.	6,267	103,719
National Western Life Group, Inc., Class A	221	38,012
Old Republic International Corp.	8,037	122,564
ProAssurance Corp.	2,100	52,500
Protective Insurance Corp., Class B	1,154	15,868
Reinsurance Group of America, Inc.	2,994	251,915
Safety Insurance Group, Inc.	740	62,478
State Auto Financial Corp.	3,787	105,241
Stewart Information Services Corp.	2,162	57,661
Third Point Reinsurance, Ltd. (A)	2,292	16,984
United Fire Group, Inc.	1,897	61,861
United Insurance Holdings Corp.	1,482	13,694
Unum Group	11,366	170,604
White Mountains Insurance Group, Ltd.	119	108,290
		3,476,404
Thrifts and mortgage finance – 1.8%
Axos Financial, Inc. (A)	669	12,129
Capitol Federal Financial, Inc.	12,278	142,548
ESSA Bancorp, Inc.	897	12,244
Federal Agricultural Mortgage Corp., Class C	1,163	64,698
First Defiance Financial Corp.	3,941	58,090
Flagstar Bancorp, Inc.	4,596	91,139
Hingham Institution for Savings	106	15,369
Home Bancorp, Inc.	902	22,027
HomeStreet, Inc.	1,732	38,502
Kearny Financial Corp.	5,361	46,051
Meridian Bancorp, Inc.	1,625	18,233
Meta Financial Group, Inc.	2,595	56,363
Mr. Cooper Group, Inc. (A)	2,737	20,062
New York Community Bancorp, Inc.	28,861	271,005
Northfield Bancorp, Inc.	4,819	53,925
Northwest Bancshares, Inc.	8,845	102,337
OceanFirst Financial Corp.	1,393	22,163
Provident Financial Holdings, Inc.	1,778	27,079
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
Provident Financial Services, Inc.	4,435	$57,034
Prudential Bancorp, Inc.	1,696	25,101
Radian Group, Inc.	5,799	75,097
Riverview Bancorp, Inc.	5,483	27,470
Southern Missouri Bancorp, Inc.	1,012	24,561
Territorial Bancorp, Inc.	1,722	42,275
TrustCo Bank Corp.	9,134	49,415
Walker & Dunlop, Inc.	205	8,255
Washington Federal, Inc.	2,236	58,047
Waterstone Financial, Inc.	3,099	45,059
Western New England Bancorp, Inc.	4,739	32,036
WSFS Financial Corp.	3,099	77,227
		1,595,541
		18,941,462
Health care – 14.3%
Biotechnology – 3.3%
Achillion Pharmaceuticals, Inc. (A)(C)	10,940	5,032
Acorda Therapeutics, Inc. (A)	3,542	3,303
Aimmune Therapeutics, Inc. (A)	20,691	298,364
AMAG Pharmaceuticals, Inc. (A)	1,505	9,301
Amicus Therapeutics, Inc. (A)	37,324	344,874
Anika Therapeutics, Inc. (A)	533	15,409
Ardelyx, Inc. (A)	2,294	13,041
Arena Pharmaceuticals, Inc. (A)	9,319	391,398
Biohaven Pharmaceutical Holding Company, Ltd. (A)	8,910	303,207
Calithera Biosciences, Inc. (A)	2,020	8,969
Chimerix, Inc. (A)	2,352	3,387
Concert Pharmaceuticals, Inc. (A)	1,198	10,590
Enanta Pharmaceuticals, Inc. (A)	400	20,572
Five Prime Therapeutics, Inc. (A)	1,389	3,153
Global Blood Therapeutics, Inc. (A)	7,405	378,321
Ligand Pharmaceuticals, Inc. (A)(B)	163	11,853
Myriad Genetics, Inc. (A)	1,802	25,787
PDL BioPharma, Inc. (A)	10,320	29,102
Prothena Corp. PLC (A)	779	8,335
Retrophin, Inc. (A)	23,527	343,259
Vanda Pharmaceuticals, Inc. (A)	814	8,433
Veracyte, Inc. (A)	15,417	374,787
Vericel Corp. (A)	35,286	323,573
		2,934,050
Health care equipment and supplies – 4.5%
AngioDynamics, Inc. (A)	5,377	56,082
AtriCure, Inc. (A)	16,160	542,814
Avanos Medical, Inc. (A)	3,306	89,031
Cantel Medical Corp.	630	22,617
Cardiovascular Systems, Inc. (A)	16,568	583,359
CONMED Corp.	855	48,966
CryoLife, Inc. (A)	7,116	120,403
FONAR Corp. (A)	463	6,769
Globus Medical, Inc., Class A (A)	9,581	407,480
ICU Medical, Inc. (A)	2,327	469,519
Inogen, Inc. (A)	400	20,664
Integer Holdings Corp. (A)	2,433	152,938
Integra LifeSciences Holdings Corp. (A)	8,345	372,771
Invacare Corp.	3,396	25,232
Kewaunee Scientific Corp.	83	634
Merit Medical Systems, Inc. (A)	1,549	48,406
Natus Medical, Inc. (A)	613	14,179
Orthofix Medical, Inc. (A)	541	15,153
Quidel Corp. (A)	4,761	465,673
RTI Surgical Holdings, Inc. (A)	4,931	8,432
Wright Medical Group NV (A)	15,721	450,407
		3,921,529

198

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services – 2.6%
Acadia Healthcare Company, Inc. (A)	11,645	$213,686
Addus HomeCare Corp. (A)	824	55,702
Brookdale Senior Living, Inc. (A)	14,058	43,861
Covetrus, Inc. (A)	4,275	34,799
Cross Country Healthcare, Inc. (A)	2,734	18,427
DaVita, Inc. (A)	3,756	285,681
Digirad Corp. (A)	310	1,231
HealthEquity, Inc. (A)	5,700	288,363
LHC Group, Inc. (A)	4,239	594,308
Magellan Health, Inc. (A)	2,125	102,234
MedCath Corp. (A)(C)	3,806	1,903
MEDNAX, Inc. (A)	6,772	78,826
National HealthCare Corp.	1,628	116,776
Owens & Minor, Inc.	5,919	54,159
Patterson Companies, Inc.	4,209	64,356
Premier, Inc., Class A (A)	1,879	61,481
Select Medical Holdings Corp. (A)	10,352	155,280
Surgery Partners, Inc. (A)	814	5,315
The Pennant Group, Inc. (A)	526	7,448
The Providence Service Corp. (A)	887	48,679
Triple-S Management Corp., Class B (A)	2,760	38,916
		2,271,431
Health care technology – 0.7%
Allscripts Healthcare Solutions, Inc. (A)	9,018	63,487
Evolent Health, Inc., Class A (A)	2,142	11,631
HealthStream, Inc. (A)	1,369	32,788
HMS Holdings Corp. (A)	19,028	480,838
Micron Solutions, Inc. (A)	200	410
NextGen Healthcare, Inc. (A)	1,561	16,297
		605,451
Life sciences tools and services – 0.6%
Harvard Bioscience, Inc. (A)	6,562	14,502
Luminex Corp.	2,011	55,363
Medpace Holdings, Inc. (A)	300	22,014
Syneos Health, Inc. (A)	11,581	456,523
		548,402
Pharmaceuticals – 2.6%
Amphastar Pharmaceuticals, Inc. (A)	600	8,904
Assertio Therapeutics, Inc. (A)	2,796	1,817
Catalent, Inc. (A)	14,899	774,003
Cumberland Pharmaceuticals, Inc. (A)	956	3,470
Endo International PLC (A)	2,935	10,860
GW Pharmaceuticals PLC, ADR (A)	3,841	336,356
Horizon Therapeutics PLC (A)	12,414	367,703
Jazz Pharmaceuticals PLC (A)	1,428	142,429
Mallinckrodt PLC (A)(B)	6,663	13,193
Mylan NV (A)	2,048	30,536
Otonomy, Inc. (A)	1,716	3,381
Perrigo Company PLC	3,881	186,637
Prestige Consumer Healthcare, Inc. (A)	1,934	70,939
Supernus Pharmaceuticals, Inc. (A)	1,828	32,886
Taro Pharmaceutical Industries, Ltd. (A)	303	18,544
Zogenix, Inc. (A)	12,655	312,958
		2,314,616
		12,595,479
Industrials – 19.1%
Aerospace and defense – 0.7%
AAR Corp.	16,288	289,275
CPI Aerostructures, Inc. (A)	1,400	3,150
Cubic Corp.	2,425	100,177
Ducommun, Inc. (A)	1,674	41,599
Moog, Inc., Class A	1,748	88,326
National Presto Industries, Inc.	244	17,278
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Park Aerospace Corp.	2,083	$26,246
SIFCO Industries, Inc. (A)	1,000	2,110
Textron, Inc.	929	24,776
Vectrus, Inc. (A)	608	25,177
		618,114
Air freight and logistics – 0.5%
Atlas Air Worldwide Holdings, Inc. (A)	2,943	75,547
Echo Global Logistics, Inc. (A)	2,257	38,550
Forward Air Corp.	1,054	53,385
Hub Group, Inc., Class A (A)(B)	3,395	154,371
Radiant Logistics, Inc. (A)	1,875	7,256
XPO Logistics, Inc. (A)	2,804	136,695
		465,804
Airlines – 0.6%
Alaska Air Group, Inc. (B)	4,199	119,546
Copa Holdings SA, Class A	905	40,987
Hawaiian Holdings, Inc.	2,263	23,626
JetBlue Airways Corp. (A)	22,422	200,677
SkyWest, Inc.	4,337	113,586
Spirit Airlines, Inc. (A)(B)	5,299	68,304
		566,726
Building products – 1.1%
American Woodmark Corp. (A)	200	9,114
Apogee Enterprises, Inc.	1,785	37,164
Armstrong Flooring, Inc. (A)	1,831	2,618
Fortune Brands Home & Security, Inc.	1,150	49,738
Gibraltar Industries, Inc. (A)	3,659	157,044
Griffon Corp.	3,371	42,643
Insteel Industries, Inc.	1,989	26,354
JELD-WEN Holding, Inc. (A)	8,194	79,728
Masonite International Corp. (A)	1,546	73,358
Owens Corning	5,292	205,383
PGT Innovations, Inc. (A)	784	6,578
Quanex Building Products Corp.	3,929	39,604
Resideo Technologies, Inc. (A)	4,444	21,509
Universal Forest Products, Inc.	6,126	227,826
		978,661
Commercial services and supplies – 1.9%
ABM Industries, Inc.	6,128	149,278
ACCO Brands Corp.	7,990	40,350
Acme United Corp.	733	14,858
ADT, Inc. (B)	10,163	43,904
ARC Document Solutions, Inc.	3,098	2,509
Brady Corp., Class A	1,867	84,258
BrightView Holdings, Inc. (A)	3,362	37,184
CECO Environmental Corp. (A)	1,395	6,515
Civeo Corp. (A)	8,078	3,327
Clean Harbors, Inc. (A)	1,695	87,021
Ennis, Inc.	2,608	48,978
Harsco Corp. (A)	1,730	12,058
Heritage-Crystal Clean, Inc. (A)	1,877	30,482
HNI Corp.	980	24,686
KAR Auction Services, Inc.	3,034	36,408
Matthews International Corp., Class A	1,190	28,786
McGrath RentCorp	2,300	120,474
Mobile Mini, Inc.	4,027	105,628
NL Industries, Inc.	3,260	9,715
PICO Holdings, Inc. (A)	2,493	19,396
Ritchie Brothers Auctioneers, Inc.	15,665	535,430
SP Plus Corp. (A)	1,277	26,498
Steelcase, Inc., Class A	4,596	45,363
Team, Inc. (A)	2,106	13,689
UniFirst Corp.	441	66,631
Viad Corp.	1,664	35,327

199

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Virco Manufacturing Corp. (A)	1,200	$2,520
VSE Corp.	1,368	22,422
		1,653,695
Construction and engineering – 1.6%
Aegion Corp. (A)	3,021	54,167
Ameresco, Inc., Class A (A)	4,187	71,305
Arcosa, Inc.	4,310	171,279
Argan, Inc.	604	20,880
Dycom Industries, Inc. (A)	4,623	118,580
EMCOR Group, Inc.	1,077	66,042
Fluor Corp.	4,059	28,048
Granite Construction, Inc. (B)	4,459	67,688
Great Lakes Dredge & Dock Corp. (A)	8,200	68,060
IES Holdings, Inc. (A)	237	4,183
MasTec, Inc. (A)	4,355	142,539
MYR Group, Inc. (A)	2,043	53,506
Northwest Pipe Company (A)	1,706	37,959
NV5 Global, Inc. (A)	290	11,974
Orion Group Holdings, Inc. (A)	4,263	11,084
Primoris Services Corp.	3,474	55,237
Quanta Services, Inc.	10,828	343,572
Sterling Construction Company, Inc. (A)	2,528	24,016
Tutor Perini Corp. (A)	4,867	32,706
Valmont Industries, Inc.	328	34,761
		1,417,586
Electrical equipment – 1.0%
Acuity Brands, Inc.	150	12,849
AZZ, Inc.	1,638	46,061
Encore Wire Corp.	2,149	90,237
EnerSys	563	27,880
LSI Industries, Inc.	4,131	15,615
nVent Electric PLC	4,483	75,628
Powell Industries, Inc.	1,244	31,933
Preformed Line Products Company	984	49,033
Regal Beloit Corp.	3,132	197,159
Sensata Technologies Holding PLC (A)	1,755	50,772
Sunrun, Inc. (A)	1,551	15,665
Thermon Group Holdings, Inc. (A)	15,848	238,829
Ultralife Corp. (A)	1,984	10,317
		861,978
Industrial conglomerates – 0.0%
Carlisle Companies, Inc.	249	31,195
Machinery – 5.3%
AGCO Corp.	3,829	180,920
Alamo Group, Inc.	4,408	391,342
Astec Industries, Inc.	2,911	101,798
Barnes Group, Inc.	2,872	120,136
Briggs & Stratton Corp. (B)	4,976	9,007
Chart Industries, Inc. (A)	2,822	81,782
CIRCOR International, Inc. (A)	1,614	18,771
Colfax Corp. (A)	8,935	176,913
Columbus McKinnon Corp.	2,578	64,450
Crane Company	1,471	72,344
EnPro Industries, Inc.	503	19,909
ESCO Technologies, Inc.	2,085	158,272
Federal Signal Corp.	4,369	119,186
Franklin Electric Company, Inc.	1,637	77,152
FreightCar America, Inc. (A)	735	684
Gates Industrial Corp. PLC (A)	4,373	32,273
Gencor Industries, Inc. (A)	2,100	22,050
Graham Corp.	333	4,296
Helios Technologies, Inc.	5,224	198,094
Hillenbrand, Inc.	417	7,969
Hurco Companies, Inc.	1,054	30,671
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Hyster-Yale Materials Handling, Inc.	970	$38,887
John Bean Technologies Corp.	4,445	330,130
Kadant, Inc.	218	16,274
Kennametal, Inc.	1,872	34,857
LB Foster Company, Class A (A)	1,699	21,000
Lydall, Inc. (A)	338	2,183
Miller Industries, Inc.	1,706	48,246
Mueller Industries, Inc.	854	20,445
NN, Inc.	2,376	4,110
Oshkosh Corp.	2,932	188,616
Park-Ohio Holdings Corp.	749	14,186
Perma-Pipe International Holdings, Inc. (A)	1,100	6,842
RBC Bearings, Inc. (A)	4,151	468,191
Rexnord Corp.	1,671	37,882
Snap-on, Inc.	1,288	140,160
Spartan Motors, Inc.	37,076	478,651
SPX FLOW, Inc. (A)	2,346	66,673
Terex Corp.	1,593	22,875
The Eastern Company	1,471	28,685
The Gorman-Rupp Company	826	25,779
The Greenbrier Companies, Inc.	3,369	59,766
The LS Starrett Company, Class A (A)	1,530	4,957
The Manitowoc Company, Inc. (A)	2,882	24,497
The Timken Company	2,536	82,014
Titan International, Inc.	3,936	6,101
TriMas Corp. (A)	1,856	42,874
Trinity Industries, Inc. (B)	11,867	190,703
Twin Disc, Inc. (A)	1,650	11,517
Wabash National Corp.	3,712	26,801
Woodward, Inc.	5,642	335,360
		4,667,281
Marine – 0.3%
Costamare, Inc.	3,754	16,968
Eagle Bulk Shipping, Inc. (A)(B)	2,757	5,100
Genco Shipping & Trading, Ltd.	1,028	6,600
Kirby Corp. (A)	2,094	91,026
Matson, Inc.	3,414	104,537
Scorpio Bulkers, Inc.	5,124	12,964
		237,195
Professional services – 2.3%
Acacia Research Corp. (A)	2,172	4,822
ASGN, Inc. (A)	1,215	42,914
CBIZ, Inc. (A)	5,471	114,453
CRA International, Inc.	1,251	41,796
Exponent, Inc.	8,270	594,696
Forrester Research, Inc. (A)	9,415	275,200
FTI Consulting, Inc. (A)	2,127	254,751
GP Strategies Corp. (A)	1,125	7,324
Heidrick & Struggles International, Inc.	1,972	44,370
Hill International, Inc. (A)	3,275	4,749
Huron Consulting Group, Inc. (A)	1,611	73,075
ICF International, Inc.	1,629	111,912
InnerWorkings, Inc. (A)	3,056	3,576
Kelly Services, Inc., Class A	4,330	54,948
Korn Ferry	4,157	101,098
ManpowerGroup, Inc.	2,277	120,658
Mistras Group, Inc. (A)	1,232	5,248
Nielsen Holdings PLC	5,993	75,152
RCM Technologies, Inc. (A)	300	375
Resources Connection, Inc.	4,120	45,196
TrueBlue, Inc. (A)	2,519	32,142
		2,008,455

200

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Road and rail – 1.8%
AMERCO	819	$237,960
ArcBest Corp.	3,042	53,296
Covenant Transportation Group, Inc., Class A (A)	1,513	13,118
Hertz Global Holdings, Inc. (A)	5,103	31,537
Knight-Swift Transportation Holdings, Inc.	16,474	540,347
Marten Transport, Ltd.	6,037	123,879
P.A.M. Transportation Services, Inc. (A)	675	20,756
Patriot Transportation Holding, Inc.	450	4,239
Ryder System, Inc.	4,239	112,079
Saia, Inc. (A)	1,894	139,285
Schneider National, Inc., Class B	2,862	55,351
USA Truck, Inc. (A)	1,375	4,359
Werner Enterprises, Inc. (B)	5,765	209,039
		1,545,245
Trading companies and distributors – 1.9%
Air Lease Corp.	9,283	205,526
Applied Industrial Technologies, Inc.	205	9,373
Beacon Roofing Supply, Inc. (A)	3,249	53,738
BMC Stock Holdings, Inc. (A)	2,274	40,318
CAI International, Inc. (A)	1,738	24,575
DXP Enterprises, Inc. (A)	967	11,855
GATX Corp.	3,186	199,316
Houston Wire & Cable Company (A)	3,039	6,655
Kaman Corp.	2,106	81,018
Lawson Products, Inc. (A)	591	15,792
MRC Global, Inc. (A)	2,745	11,694
MSC Industrial Direct Company, Inc., Class A	1,134	62,336
NOW, Inc. (A)	9,114	47,028
Rush Enterprises, Inc., Class A	2,247	71,724
Rush Enterprises, Inc., Class B	1,545	47,138
SiteOne Landscape Supply, Inc. (A)	6,789	499,806
Textainer Group Holdings, Ltd. (A)	495	4,069
Titan Machinery, Inc. (A)	2,816	24,471
Transcat, Inc. (A)	1,532	40,598
Triton International, Ltd.	5,250	135,818
United Rentals, Inc. (A)	127	13,068
Univar Solutions, Inc. (A)	964	10,334
Veritiv Corp. (A)	889	6,988
WESCO International, Inc. (A)	3,519	80,409
Willis Lease Finance Corp. (A)	406	10,800
		1,714,447
Transportation infrastructure – 0.1%
Macquarie Infrastructure Corp.	4,124	104,131
		16,870,513
Information technology – 14.6%
Communications equipment – 0.8%
ADTRAN, Inc.	5,269	40,466
BK Technologies Corp.	2,100	3,486
CalAmp Corp. (A)	900	4,050
Calix, Inc. (A)	1,577	11,165
CommScope Holding Company, Inc. (A)	5,531	50,387
Communications Systems, Inc.	1,800	8,028
Comtech Telecommunications Corp.	3,221	42,807
Digi International, Inc. (A)	4,013	38,284
EchoStar Corp., Class A (A)	4,430	141,627
Harmonic, Inc. (A)	4,356	25,091
Infinera Corp. (A)	8,291	43,942
InterDigital, Inc.	1,773	79,129
NETGEAR, Inc. (A)	3,391	77,450
NetScout Systems, Inc. (A)	5,458	129,191
Optical Cable Corp. (A)	931	2,234
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Ribbon Communications, Inc. (A)	1,083	$3,281
TESSCO Technologies, Inc.	1,750	8,558
		709,176
Electronic equipment, instruments and components – 4.7%
ADDvantage Technologies Group, Inc. (A)	428	942
Anixter International, Inc. (A)	2,372	208,428
Arlo Technologies, Inc. (A)	6,715	16,317
Arrow Electronics, Inc. (A)	7,383	382,956
Avnet, Inc.	9,371	235,212
Bel Fuse, Inc., Class B	1,641	15,983
Belden, Inc.	1,539	55,527
Benchmark Electronics, Inc.	3,813	76,222
CTS Corp.	3,310	82,386
Daktronics, Inc.	3,929	19,370
ePlus, Inc. (A)	950	59,489
Fabrinet (A)	3,124	170,445
FARO Technologies, Inc. (A)	838	37,291
Flex, Ltd. (A)	22,654	189,714
Frequency Electronics, Inc. (A)	1,783	16,297
Insight Enterprises, Inc. (A)	2,944	124,031
Jabil, Inc.	9,420	231,544
KEMET Corp.	4,206	101,617
Key Tronic Corp. (A)	1,900	5,529
Kimball Electronics, Inc. (A)	3,614	39,465
Knowles Corp. (A)	6,866	91,867
Methode Electronics, Inc.	1,177	31,108
MTS Systems Corp.	626	14,085
OSI Systems, Inc. (A)	1,047	72,159
PC Connection, Inc.	2,691	110,896
Plexus Corp. (A)	3,089	168,536
RF Industries, Ltd.	120	476
Richardson Electronics, Ltd.	2,384	9,131
Rogers Corp. (A)	4,715	445,190
Sanmina Corp. (A)	5,879	160,379
ScanSource, Inc. (A)	2,542	54,373
SYNNEX Corp.	3,306	241,669
Tech Data Corp. (A)	3,227	422,253
TTM Technologies, Inc. (A)(B)	9,753	100,846
Vishay Intertechnology, Inc.	10,845	156,276
Vishay Precision Group, Inc. (A)	1,686	33,855
		4,181,864
IT services – 1.8%
CACI International, Inc., Class A (A)	3,195	674,624
Conduent, Inc. (A)	5,456	13,367
DXC Technology Company	3,152	41,134
KBR, Inc.	7,595	157,065
ManTech International Corp., Class A	2,267	164,743
Perficient, Inc. (A)	2,608	70,651
Perspecta, Inc.	2,453	44,743
Steel Connect, Inc. (A)	216	162
Sykes Enterprises, Inc. (A)	3,751	101,727
Virtusa Corp. (A)	11,850	336,540
		1,604,756
Semiconductors and semiconductor equipment – 3.6%
Alpha & Omega Semiconductor, Ltd. (A)	3,869	24,800
Amkor Technology, Inc. (A)	19,605	152,723
Amtech Systems, Inc. (A)	2,404	10,457
Axcelis Technologies, Inc. (A)	3,360	61,522
AXT, Inc. (A)	4,229	13,575
Brooks Automation, Inc.	4,413	134,597
Cabot Microelectronics Corp.	2,399	273,822
Cirrus Logic, Inc. (A)	1,828	119,972
Cohu, Inc.	3,425	42,402

201

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Diodes, Inc. (A)	3,753	$152,503
DSP Group, Inc. (A)	1,726	23,128
Entegris, Inc.	7,428	332,552
First Solar, Inc. (A)	3,148	113,517
FormFactor, Inc. (A)	1,299	26,097
GSI Technology, Inc. (A)	3,507	24,409
Kulicke & Soffa Industries, Inc.	5,571	116,267
MACOM Technology Solutions Holdings, Inc. (A)	11,517	218,017
MKS Instruments, Inc.	491	39,992
NeoPhotonics Corp. (A)	3,808	27,608
ON Semiconductor Corp. (A)	15,115	188,031
Onto Innovation, Inc. (A)	2,973	88,209
PDF Solutions, Inc. (A)	2,193	25,702
Photronics, Inc. (A)	9,102	93,387
Power Integrations, Inc.	3,972	350,847
Rambus, Inc. (A)	5,178	57,476
Silicon Laboratories, Inc. (A)	3,052	260,671
Synaptics, Inc. (A)	1,879	108,738
Ultra Clean Holdings, Inc. (A)	2,706	37,343
Veeco Instruments, Inc. (A)	2,996	28,672
Xperi Corp.	1,956	27,208
		3,174,244
Software – 3.3%
Aware, Inc. (A)	2,160	6,156
Bottomline Technologies DE, Inc. (A)	5,998	219,827
HubSpot, Inc. (A)	4,491	598,156
LogMeIn, Inc.	150	12,492
Mimecast, Ltd. (A)	15,910	561,623
OneSpan, Inc. (A)	1,048	19,021
Paylocity Holding Corp. (A)	5,646	498,655
Rapid7, Inc. (A)	15,829	685,871
RealNetworks, Inc. (A)	766	559
Seachange International, Inc. (A)	5,428	20,192
The Descartes Systems Group, Inc. (A)	5,477	188,354
TiVo Corp.	6,381	45,177
Verint Systems, Inc. (A)	402	17,286
		2,873,369
Technology hardware, storage and peripherals – 0.4%
AstroNova, Inc.	1,439	11,167
Stratasys, Ltd. (A)	2,906	46,351
Super Micro Computer, Inc. (A)(B)	4,794	102,016
Xerox Holdings Corp.	8,939	169,305
		328,839
		12,872,248
Materials – 6.2%
Chemicals – 3.5%
American Vanguard Corp.	2,118	30,626
Ashland Global Holdings, Inc.	2,215	110,905
Balchem Corp.	4,988	492,415
Cabot Corp.	1,132	29,568
CF Industries Holdings, Inc.	4,856	132,083
Core Molding Technologies, Inc. (A)	1,000	1,540
Eastman Chemical Company	4,371	203,601
Element Solutions, Inc. (A)	14,525	121,429
Flotek Industries, Inc. (A)	1,771	1,576
FutureFuel Corp.	4,276	48,191
GCP Applied Technologies, Inc. (A)	567	10,093
Hawkins, Inc.	730	25,988
HB Fuller Company	3,426	95,688
Huntsman Corp.	10,961	158,167
Innospec, Inc.	1,994	138,563
Intrepid Potash, Inc. (A)	5,049	4,039
Kraton Corp. (A)	3,085	24,989
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Kronos Worldwide, Inc.	1,438	$12,137
LSB Industries, Inc. (A)	567	1,191
Minerals Technologies, Inc.	2,502	90,723
Olin Corp.	6,642	77,512
PolyOne Corp.	17,911	339,772
PQ Group Holdings, Inc. (A)	2,944	32,090
Quaker Chemical Corp.	2,068	261,147
Rayonier Advanced Materials, Inc.	800	848
Sensient Technologies Corp.	849	36,940
Stepan Company	1,533	135,609
The Mosaic Company	18,870	204,173
Trecora Resources (A)	2,774	16,505
Tredegar Corp.	1,654	25,852
Trinseo SA	940	17,023
Tronox Holdings PLC, Class A	4,982	24,810
Westlake Chemical Corp.	3,485	133,022
		3,038,815
Construction materials – 0.1%
Summit Materials, Inc., Class A (A)	5,018	75,270
U.S. Concrete, Inc. (A)	268	4,862
United States Lime & Minerals, Inc.	686	50,661
		130,793
Containers and packaging – 0.4%
Graphic Packaging Holding Company	12,264	149,621
Greif, Inc., Class A	1,678	52,169
Greif, Inc., Class B	498	19,950
Packaging Corp. of America	471	40,897
Sonoco Products Company	1,795	83,198
Westrock Company	1,127	31,849
		377,684
Metals and mining – 1.6%
Alcoa Corp. (A)	9,078	55,920
Allegheny Technologies, Inc. (A)	5,052	42,942
Ampco-Pittsburgh Corp. (A)	1,644	4,110
Carpenter Technology Corp.	4,255	82,973
Century Aluminum Company (A)	6,579	23,816
Coeur Mining, Inc. (A)	5,562	17,854
Commercial Metals Company	5,611	88,598
Ferroglobe PLC (A)	3,057	1,391
Friedman Industries, Inc.	1,511	6,664
Haynes International, Inc.	458	9,439
Hecla Mining Company	35,139	63,953
Materion Corp.	2,348	82,203
Nexa Resources SA	900	3,132
Olympic Steel, Inc.	2,383	24,664
Reliance Steel & Aluminum Company	5,192	454,767
Schnitzer Steel Industries, Inc., Class A	4,262	55,576
Steel Dynamics, Inc.	8,168	184,107
SunCoke Energy, Inc.	6,433	24,767
Synalloy Corp. (A)	2,039	17,800
TimkenSteel Corp. (A)	2,689	8,685
United States Steel Corp. (B)	9,180	57,926
Universal Stainless & Alloy Products, Inc. (A)	1,562	12,043
Worthington Industries, Inc.	3,622	95,078
		1,418,408
Paper and forest products – 0.6%
Boise Cascade Company	2,384	56,692
Clearwater Paper Corp. (A)	1,597	34,831
Domtar Corp.	5,313	114,973
Louisiana-Pacific Corp.	5,586	95,967
Mercer International, Inc.	8,558	61,960
Neenah, Inc.	193	8,324
PH Glatfelter Company	4,610	56,334

202

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Paper and forest products (continued)
Resolute Forest Products, Inc. (A)	9,682	$12,199
Schweitzer-Mauduit International, Inc.	1,971	54,833
Verso Corp., Class A (A)	1,405	15,848
		511,961
		5,477,661
Real estate – 2.1%
Equity real estate investment trusts – 1.8%
Easterly Government Properties, Inc.	15,796	389,213
QTS Realty Trust, Inc., Class A	11,931	692,117
STAG Industrial, Inc.	22,162	499,088
		1,580,418
Real estate management and development – 0.3%
Consolidated-Tomoka Land Company	178	8,069
Forestar Group, Inc. (A)	695	7,193
FRP Holdings, Inc. (A)	982	42,226
Griffin Industrial Realty, Inc.	892	29,168
Jones Lang LaSalle, Inc.	506	51,096
Rafael Holdings, Inc., Class B (A)	500	6,405
RE/MAX Holdings, Inc., Class A	493	10,807
Realogy Holdings Corp.	9,825	29,573
Stratus Properties, Inc. (A)	1,025	18,132
Tejon Ranch Company (A)	1,709	24,029
The Howard Hughes Corp. (A)	447	22,582
The St. Joe Company (A)	1,296	21,747
		271,027
		1,851,445
Utilities – 0.2%
Independent power and renewable electricity producers – 0.2%
Ormat Technologies, Inc.	1,822	123,277
TerraForm Power, Inc., Class A	3,126	49,297
		172,574
TOTAL COMMON STOCKS (Cost $116,938,636)		$87,513,612
SHORT-TERM INVESTMENTS – 3.0%
Short-term funds – 3.0%
John Hancock Collateral Trust, 1.1260% (D)(E)	183,343	1,832,972
State Street Institutional Treasury Money Market Fund, Premier Class, 0.5804% (D)	443,554	443,554
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.3210% (D)	357,190	357,190
TOTAL SHORT-TERM INVESTMENTS (Cost $2,633,643)		$2,633,716
Total Investments (Small Cap Opportunities Trust) (Cost $119,572,279) – 102.3%		$90,147,328
Other assets and liabilities, net – (2.3%)		(2,025,564)
TOTAL NET ASSETS – 100.0%		$88,121,764
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-20. The value of securities on loan amounted to $1,786,765.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	The rate shown is the annualized seven-day yield as of 3-31-20.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Cap Stock Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.3%
Communication services – 1.6%
Diversified telecommunication services – 1.1%
Bandwidth, Inc., Class A (A)	37,184	$2,502,111
Media – 0.5%
Cardlytics, Inc. (A)	28,949	1,012,057
		3,514,168
Consumer discretionary – 16.9%
Diversified consumer services – 2.9%
Chegg, Inc. (A)	137,092	4,905,149
Grand Canyon Education, Inc. (A)	18,039	1,376,105
		6,281,254
Hotels, restaurants and leisure – 0.9%
Marriott Vacations Worldwide Corp.	3,572	198,532
Planet Fitness, Inc., Class A (A)	38,173	1,859,025
		2,057,557
Household durables – 2.9%
Cavco Industries, Inc. (A)	18,654	2,703,711
Installed Building Products, Inc. (A)	27,016	1,077,128
Skyline Champion Corp. (A)	170,202	2,668,767
		6,449,606
Internet and direct marketing retail – 0.9%
Etsy, Inc. (A)	53,398	2,052,619
Leisure products – 4.1%
Acushnet Holdings Corp. (B)	80,220	2,063,258
BRP, Inc.	56,895	928,238
Malibu Boats, Inc., Class A (A)	44,735	1,287,921
Peloton Interactive, Inc., Class A (A)(B)	100,906	2,679,054
YETI Holdings, Inc. (A)(B)	105,691	2,063,088
		9,021,559
Multiline retail – 1.0%
Ollie's Bargain Outlet Holdings, Inc. (A)(B)	47,533	2,202,679
Specialty retail – 2.1%
Five Below, Inc. (A)	43,193	3,039,923
Floor & Decor Holdings, Inc., Class A (A)	44,768	1,436,605
		4,476,528
Textiles, apparel and luxury goods – 2.1%
Carter's, Inc.	40,869	2,686,319
Steven Madden, Ltd.	86,492	2,009,209
		4,695,528
		37,237,330
Consumer staples – 2.3%
Beverages – 1.6%
The Boston Beer Company, Inc., Class A (A)	9,691	3,562,024
Food and staples retailing – 0.7%
Performance Food Group Company (A)	58,405	1,443,772
		5,005,796
Financials – 4.6%
Banks – 2.2%
Ameris Bancorp	51,563	1,225,137
BancorpSouth Bank	59,323	1,122,391
Sterling Bancorp	178,146	1,861,626
Western Alliance Bancorp	23,200	710,152
		4,919,306
Capital markets – 1.2%
Ares Management Corp., Class A	72,724	2,249,353
Hamilton Lane, Inc., Class A	6,253	345,853
		2,595,206

203

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer finance – 0.9%
PRA Group, Inc. (A)(B)	69,604	$1,929,423
Thrifts and mortgage finance – 0.3%
MGIC Investment Corp.	95,236	604,749
		10,048,684
Health care – 32.8%
Biotechnology – 14.3%
ACADIA Pharmaceuticals, Inc. (A)(B)	55,103	2,328,102
Acceleron Pharma, Inc. (A)	31,948	2,871,167
Amicus Therapeutics, Inc. (A)	209,998	1,940,382
Apellis Pharmaceuticals, Inc. (A)	39,629	1,061,661
Arena Pharmaceuticals, Inc. (A)	55,950	2,349,900
Ascendis Pharma A/S, ADR (A)	12,470	1,404,247
Blueprint Medicines Corp. (A)	42,260	2,471,365
Galapagos NV, ADR (A)	7,014	1,374,183
Global Blood Therapeutics, Inc. (A)(B)	22,031	1,125,564
Heron Therapeutics, Inc. (A)(B)	78,626	923,069
ImmunoGen, Inc. (A)	322,465	1,099,606
Iovance Biotherapeutics, Inc. (A)	58,808	1,760,417
Karyopharm Therapeutics, Inc. (A)	62,254	1,195,899
Kodiak Sciences, Inc. (A)	24,854	1,185,536
Mirati Therapeutics, Inc. (A)	25,802	1,983,400
Principia Biopharma, Inc. (A)	32,980	1,958,352
PTC Therapeutics, Inc. (A)(B)	32,873	1,466,465
RAPT Therapeutics, Inc. (A)(B)	29,603	629,656
UroGen Pharma, Ltd. (A)(B)	26,300	469,192
Y-mAbs Therapeutics, Inc. (A)	67,421	1,759,688
		31,357,851
Health care equipment and supplies – 9.2%
ABIOMED, Inc. (A)	9,385	1,362,327
Globus Medical, Inc., Class A (A)	60,828	2,587,015
Haemonetics Corp. (A)	26,436	2,634,612
Hill-Rom Holdings, Inc.	21,623	2,175,274
Insulet Corp. (A)	29,026	4,809,028
Novocure, Ltd. (A)	31,223	2,102,557
Tandem Diabetes Care, Inc. (A)	72,280	4,651,218
		20,322,031
Health care providers and services – 2.4%
Amedisys, Inc. (A)	29,242	5,367,077
Health care technology – 3.7%
Omnicell, Inc. (A)	60,890	3,993,166
Teladoc Health, Inc. (A)	26,676	4,135,047
		8,128,213
Life sciences tools and services – 1.5%
NanoString Technologies, Inc. (A)(B)	29,400	707,070
PRA Health Sciences, Inc. (A)	30,614	2,542,187
		3,249,257
Pharmaceuticals – 1.7%
MyoKardia, Inc. (A)(B)	23,370	1,095,586
Reata Pharmaceuticals, Inc., Class A (A)	9,271	1,338,176
Revance Therapeutics, Inc. (A)	86,925	1,286,490
		3,720,252
		72,144,681
Industrials – 12.6%
Aerospace and defense – 2.2%
Axon Enterprise, Inc. (A)	31,111	2,201,725
Curtiss-Wright Corp.	28,619	2,644,682
		4,846,407
Building products – 1.9%
Advanced Drainage Systems, Inc.	95,765	2,819,322
Trex Company, Inc. (A)(B)	16,415	1,315,498
		4,134,820
Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies – 1.4%
McGrath RentCorp	31,019	$1,624,775
The Brink's Company	28,672	1,492,378
		3,117,153
Construction and engineering – 1.3%
Argan, Inc. (B)	79,619	2,752,429
Machinery – 3.2%
ITT, Inc.	47,365	2,148,476
Nordson Corp.	5,000	675,350
Rexnord Corp. (B)	186,943	4,237,998
		7,061,824
Professional services – 1.1%
TriNet Group, Inc. (A)	61,930	2,332,284
Road and rail – 0.9%
Saia, Inc. (A)	26,262	1,931,307
Trading companies and distributors – 0.6%
Rush Enterprises, Inc., Class A	44,207	1,411,087
		27,587,311
Information technology – 24.0%
Communications equipment – 1.2%
Lumentum Holdings, Inc. (A)	36,206	2,668,382
Electronic equipment, instruments and components – 1.2%
Novanta, Inc. (A)	34,086	2,722,790
IT services – 4.4%
Endava PLC, ADR (A)	54,685	1,922,725
EPAM Systems, Inc. (A)	10,206	1,894,846
LiveRamp Holdings, Inc. (A)	82,359	2,711,258
Science Applications International Corp.	40,705	3,037,814
		9,566,643
Semiconductors and semiconductor equipment – 3.8%
Entegris, Inc.	82,676	3,701,405
MKS Instruments, Inc.	7,414	603,870
Tower Semiconductor, Ltd. (A)	253,499	4,035,704
		8,340,979
Software – 13.4%
Alteryx, Inc., Class A (A)	3,400	323,578
Avalara, Inc. (A)	5,200	387,920
DraftKings, Inc. (A)(C)(D)	327,094	1,298,329
Everbridge, Inc. (A)	27,765	2,953,085
Fair Isaac Corp. (A)	7,096	2,183,368
Five9, Inc. (A)	48,239	3,688,354
Guidewire Software, Inc. (A)	29,911	2,372,241
HubSpot, Inc. (A)	19,946	2,656,608
j2 Global, Inc.	31,379	2,348,718
Mimecast, Ltd. (A)	84,593	2,986,133
Pagerduty, Inc. (A)(B)	67,346	1,163,739
Paylocity Holding Corp. (A)	6,700	591,744
Proofpoint, Inc. (A)	25,513	2,617,379
Rapid7, Inc. (A)	90,337	3,914,302
		29,485,498
		52,784,292
Materials – 0.3%
Chemicals – 0.3%
Ingevity Corp. (A)	18,169	639,549
Real estate – 3.2%
Equity real estate investment trusts – 1.5%
Essential Properties Realty Trust, Inc.	53,100	693,486
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	67,724	1,382,247
NexPoint Residential Trust, Inc.	50,142	1,264,080
		3,339,813

204

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development – 1.7%
Kennedy-Wilson Holdings, Inc. (B)	177,252	$2,378,722
Redfin Corp. (A)(B)	89,675	1,382,789
		3,761,511
		7,101,324
TOTAL COMMON STOCKS (Cost $242,854,958)		$216,063,135
PREFERRED SECURITIES – 1.2%
Consumer discretionary – 0.5%
Diversified consumer services – 0.5%
The Honest Company, Inc., Series D (A)(C)(D)	26,954	1,015,896
Information technology – 0.7%
Software – 0.7%
MarkLogic Corp., Series F (A)(C)(D)	153,423	1,578,723
TOTAL PREFERRED SECURITIES (Cost $3,015,165)		$2,594,619
SHORT-TERM INVESTMENTS – 6.4%
Short-term funds – 5.6%
John Hancock Collateral Trust, 1.1260% (E)(F)	1,225,877	12,255,701
Repurchase agreement – 0.8%
Societe Generale SA Tri-Party Repurchase Agreement dated 3-31-20 at 0.010% to be repurchased at $1,800,001 on 4-1-20, collateralized by $1,710,586 Federal National Mortgage Association, 3.000% - 4.500% due 2-1-42 to 9-1-49 (valued at $1,836,000)	$1,800,000	1,800,000
TOTAL SHORT-TERM INVESTMENTS (Cost $14,057,168)		$14,055,701
Total Investments (Small Cap Stock Trust) (Cost $259,927,291) – 105.9%		$232,713,455
Other assets and liabilities, net – (5.9%)		(12,973,404)
TOTAL NET ASSETS – 100.0%		$219,740,051
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-20. The value of securities on loan amounted to $11,926,884.
(C)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to Portfolio of Investments.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 3-31-20.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Cap Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.4%
Consumer discretionary – 5.9%
Auto components – 1.9%
Cooper Tire & Rubber Company	151,290	$2,466,027
Gentherm, Inc. (A)	124,759	3,917,433
		6,383,460
Hotels, restaurants and leisure – 0.6%
Aramark	34,700	692,959
Small Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Wyndham Hotels & Resorts, Inc.	35,850	$1,129,634
		1,822,593
Household durables – 2.1%
Helen of Troy, Ltd. (A)	22,370	3,221,951
TRI Pointe Group, Inc. (A)	438,065	3,841,830
		7,063,781
Specialty retail – 0.5%
The Cato Corp., Class A	143,376	1,529,822
Textiles, apparel and luxury goods – 0.8%
Kontoor Brands, Inc. (B)	139,690	2,677,857
		19,477,513
Consumer staples – 4.5%
Beverages – 0.9%
C&C Group PLC	1,187,131	2,890,786
Food products – 2.0%
Cranswick PLC	135,640	6,209,388
Post Holdings, Inc. (A)	4,295	356,356
		6,565,744
Household products – 1.6%
Spectrum Brands Holdings, Inc.	146,235	5,318,567
		14,775,097
Energy – 4.4%
Energy equipment and services – 1.7%
Era Group, Inc. (A)	224,142	1,194,677
SEACOR Holdings, Inc. (A)	136,063	3,668,258
SEACOR Marine Holdings, Inc. (A)	173,523	760,031
		5,622,966
Oil, gas and consumable fuels – 2.7%
Dorian LPG, Ltd. (A)	394,103	3,432,637
Kosmos Energy, Ltd.	1,157,470	1,036,630
Magnolia Oil & Gas Corp., Class A (A)(B)	458,540	1,834,160
Scorpio Tankers, Inc. (B)	131,522	2,514,701
		8,818,128
		14,441,094
Financials – 19.6%
Banks – 12.3%
1st Source Corp.	103,425	3,354,073
Atlantic Union Bankshares Corp.	190,460	4,171,074
Banc of California, Inc.	488,104	3,904,832
First Busey Corp.	228,743	3,913,793
First Midwest Bancorp, Inc.	397,906	5,266,286
Flushing Financial Corp.	254,326	3,397,795
Great Western Bancorp, Inc.	250,476	5,129,748
Hancock Whitney Corp.	127,985	2,498,267
International Bancshares Corp.	195,639	5,258,776
Synovus Financial Corp.	189,668	3,330,570
Webster Financial Corp.	12,735	291,632
		40,516,846
Capital markets – 1.0%
Solar Capital, Ltd.	267,754	3,116,657
Insurance – 4.4%
Alleghany Corp.	1,723	951,699
Argo Group International Holdings, Ltd. (B)	28,520	1,056,951
Assured Guaranty, Ltd.	11,930	307,675
Kemper Corp.	99,835	7,424,729
Reinsurance Group of America, Inc.	4,640	390,410
White Mountains Insurance Group, Ltd.	4,760	4,331,600
		14,463,064

205

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance – 1.9%
Northwest Bancshares, Inc.	535,905	$6,200,421
		64,296,988
Health care – 3.8%
Health care equipment and supplies – 1.6%
Lantheus Holdings, Inc. (A)	251,540	3,209,650
Natus Medical, Inc. (A)	92,075	2,129,695
		5,339,345
Health care providers and services – 0.5%
AMN Healthcare Services, Inc. (A)	29,380	1,698,458
Health care technology – 1.7%
Allscripts Healthcare Solutions, Inc. (A)	785,132	5,527,329
		12,565,132
Industrials – 30.1%
Aerospace and defense – 0.4%
Astronics Corp. (A)	157,703	1,447,714
Air freight and logistics – 1.6%
Forward Air Corp.	104,875	5,311,919
Building products – 2.6%
American Woodmark Corp. (A)	94,330	4,298,618
Tyman PLC	2,261,849	4,285,682
		8,584,300
Commercial services and supplies – 4.7%
ACCO Brands Corp.	680,365	3,435,843
BrightView Holdings, Inc. (A)	238,242	2,634,957
Clean Harbors, Inc. (A)	9,550	490,297
Matthews International Corp., Class A	112,590	2,723,552
SP Plus Corp. (A)	161,623	3,353,677
Steelcase, Inc., Class A	272,750	2,692,043
		15,330,369
Construction and engineering – 3.0%
Primoris Services Corp.	260,670	4,144,653
Valmont Industries, Inc.	53,900	5,712,322
		9,856,975
Electrical equipment – 1.5%
Thermon Group Holdings, Inc. (A)	316,548	4,770,378
Machinery – 7.7%
Albany International Corp., Class A	26,914	1,273,840
ESCO Technologies, Inc.	34,462	2,616,010
Luxfer Holdings PLC	385,339	5,448,693
Mueller Industries, Inc.	312,645	7,484,721
TriMas Corp. (A)	369,911	8,544,944
		25,368,208
Professional services – 5.6%
CBIZ, Inc. (A)	127,213	2,661,296
Forrester Research, Inc. (A)(B)	137,098	4,007,375
Huron Consulting Group, Inc. (A)	148,536	6,737,593
ICF International, Inc.	71,275	4,896,593
		18,302,857
Road and rail – 1.3%
Saia, Inc. (A)	57,840	4,253,554
Trading companies and distributors – 1.7%
GATX Corp.	86,485	5,410,502
		98,636,776
Information technology – 9.2%
Electronic equipment, instruments and components – 5.4%
Belden, Inc.	203,144	7,329,436
Coherent, Inc. (A)	28,310	3,012,467
CTS Corp.	202,630	5,043,461
Small Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Rogers Corp. (A)	25,802	$2,436,225
		17,821,589
IT services – 1.6%
ExlService Holdings, Inc. (A)	16,676	867,652
WNS Holdings, Ltd., ADR (A)	104,269	4,481,482
		5,349,134
Semiconductors and semiconductor equipment – 2.0%
Onto Innovation, Inc. (A)	216,876	6,434,711
Software – 0.2%
CDK Global, Inc.	17,390	571,262
		30,176,696
Materials – 6.0%
Chemicals – 4.0%
Element Solutions, Inc. (A)	367,900	3,075,644
Orion Engineered Carbons SA	444,895	3,318,917
Sensient Technologies Corp.	32,630	1,419,731
Stepan Company	58,100	5,139,526
		12,953,818
Containers and packaging – 0.2%
Sealed Air Corp.	23,090	570,554
Paper and forest products – 1.8%
Louisiana-Pacific Corp.	61,157	1,050,677
Neenah, Inc.	114,535	4,939,895
		5,990,572
		19,514,944
Real estate – 10.6%
Equity real estate investment trusts – 10.6%
Alexander & Baldwin, Inc.	376,900	4,228,818
Brandywine Realty Trust	491,360	5,169,107
Corporate Office Properties Trust	269,117	5,955,559
Lexington Realty Trust	270,700	2,688,051
Physicians Realty Trust	429,420	5,986,115
PotlatchDeltic Corp.	200,887	6,305,843
RPT Realty	710,002	4,281,308
		34,614,801
Utilities – 2.3%
Gas utilities – 2.3%
New Jersey Resources Corp.	86,603	2,941,904
Spire, Inc.	55,460	4,130,661
UGI Corp.	22,245	593,274
		7,665,839
TOTAL COMMON STOCKS (Cost $406,756,047)		$316,164,880
SHORT-TERM INVESTMENTS – 5.6%
Short-term funds – 2.0%
John Hancock Collateral Trust, 1.1260% (C)(D)	673,531	6,733,630

206

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 3.6%
Bank of America Tri-Party Repurchase Agreement dated 3-31-20 at 0.010% to be repurchased at $11,700,003 on 4-1-20, collateralized by $11,851,600 U.S. Treasury Notes, 0.625% - 2.500% due 2-15-22 to 3-31-27 (valued at $11,934,072)	$11,700,000	$11,700,000
TOTAL SHORT-TERM INVESTMENTS (Cost $18,435,992)		$18,433,630
Total Investments (Small Cap Value Trust) (Cost $425,192,039) – 102.0%		$334,598,510
Other assets and liabilities, net – (2.0%)		(6,407,570)
TOTAL NET ASSETS – 100.0%		$328,190,940
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-20. The value of securities on loan amounted to $6,451,228.
(C)	The rate shown is the annualized seven-day yield as of 3-31-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Company Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.5%
Communication services – 2.5%
Entertainment – 0.1%
Cinemark Holdings, Inc.	8,200	$83,558
Media – 2.4%
Cable One, Inc.	1,269	2,086,250
Scholastic Corp.	12,344	314,649
		2,400,899
		2,484,457
Consumer discretionary – 8.5%
Auto components – 1.5%
Dorman Products, Inc. (A)	9,546	527,607
Garrett Motion, Inc. (A)	49,752	142,291
LCI Industries	8,045	537,647
Visteon Corp. (A)	6,199	297,428
		1,504,973
Distributors – 1.1%
Pool Corp.	5,565	1,095,025
Diversified consumer services – 1.6%
Strategic Education, Inc.	11,059	1,545,606
Hotels, restaurants and leisure – 0.9%
Marriott Vacations Worldwide Corp.	5,364	298,131
Papa John's International, Inc. (B)	9,290	495,807
Red Robin Gourmet Burgers, Inc. (A)	9,498	80,923
		874,861
Household durables – 0.9%
Cavco Industries, Inc. (A)	6,381	924,862
Specialty retail – 1.7%
Aaron's, Inc.	28,504	649,321
Express, Inc. (A)(B)	69,011	102,826
Lumber Liquidators Holdings, Inc. (A)(B)	28,759	134,880
Monro, Inc. (B)	9,141	400,467
Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Sportsman's Warehouse Holdings, Inc. (A)(B)	61,100	$376,376
		1,663,870
Textiles, apparel and luxury goods – 0.8%
Hanesbrands, Inc.	23,124	181,986
Steven Madden, Ltd.	28,487	661,753
		843,739
		8,452,936
Consumer staples – 3.5%
Beverages – 0.3%
Coca-Cola Consolidated, Inc.	1,362	284,018
Food and staples retailing – 0.4%
Grocery Outlet Holding Corp. (A)(B)	11,352	389,828
Food products – 2.6%
Nomad Foods, Ltd. (A)	73,376	1,361,859
Post Holdings, Inc. (A)	9,430	782,407
The Simply Good Foods Company (A)(B)	25,014	481,770
		2,626,036
Household products – 0.2%
Reynolds Consumer Products, Inc.	7,481	218,221
		3,518,103
Energy – 3.7%
Energy equipment and services – 1.5%
Apergy Corp. (A)(B)	72,446	416,565
Cactus, Inc., Class A	28,242	327,607
Dril-Quip, Inc. (A)(B)	8,171	249,216
Frank's International NV (A)	68,811	178,220
Liberty Oilfield Services, Inc., Class A	77,398	208,201
TETRA Technologies, Inc. (A)(B)	257,715	82,469
		1,462,278
Oil, gas and consumable fuels – 2.2%
International Seaways, Inc.	29,996	716,604
Kimbell Royalty Partners LP	34,548	201,415
Kosmos Energy, Ltd.	100,204	89,743
Magnolia Oil & Gas Corp., Class A (A)(B)	62,861	251,444
Matador Resources Company (A)(B)	41,256	102,315
REX American Resources Corp. (A)	10,071	468,402
WPX Energy, Inc. (A)	119,442	364,298
		2,194,221
		3,656,499
Financials – 26.1%
Banks – 15.0%
Atlantic Capital Bancshares, Inc. (A)	18,845	223,690
BankUnited, Inc.	42,259	790,243
BOK Financial Corp.	7,922	337,160
CenterState Bank Corp.	39,283	676,846
Columbia Banking System, Inc. (B)	34,246	917,793
CrossFirst Bankshares, Inc. (A)	30,045	252,378
East West Bancorp, Inc.	15,353	395,186
FB Financial Corp. (B)	22,268	439,125
Glacier Bancorp, Inc.	25,879	880,015
HarborOne Bancorp, Inc. (A)	69,925	526,535
Heritage Commerce Corp.	32,837	251,860
Heritage Financial Corp.	20,439	408,780
Home BancShares, Inc.	108,397	1,299,680
Hope Bancorp, Inc.	44,482	365,642
Howard Bancorp, Inc. (A)	24,045	261,129
Independent Bank Corp. (Massachusetts)	7,235	465,717
Live Oak Bancshares, Inc. (B)	15,973	199,183

207

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
National Bank Holdings Corp., Class A	31,411	$750,723
Origin Bancorp, Inc.	13,896	281,394
Pinnacle Financial Partners, Inc.	23,185	870,365
Popular, Inc.	18,507	647,745
Prosperity Bancshares, Inc.	15,103	728,720
Texas Capital Bancshares, Inc. (A)	17,448	386,822
Towne Bank	47,141	852,781
Webster Financial Corp.	23,653	541,654
Western Alliance Bancorp	26,128	799,778
Wintrust Financial Corp.	10,641	349,663
		14,900,607
Capital markets – 2.3%
Hercules Capital, Inc.	54,604	417,175
Houlihan Lokey, Inc.	21,128	1,101,191
Main Street Capital Corp. (B)	13,822	283,489
Virtus Investment Partners, Inc.	5,958	453,463
		2,255,318
Consumer finance – 0.7%
Green Dot Corp., Class A (A)	21,487	545,555
PRA Group, Inc. (A)(B)	7,407	205,322
		750,877
Diversified financial services – 0.5%
Cannae Holdings, Inc. (A)	8,745	292,870
Conyers Park II Acquisition Corp. (A)	18,812	190,189
		483,059
Insurance – 3.3%
Assured Guaranty, Ltd.	7,681	198,093
Axis Capital Holdings, Ltd.	5,488	212,111
Employers Holdings, Inc.	13,688	554,501
James River Group Holdings, Ltd.	5,422	196,493
Palomar Holdings, Inc. (A)(B)	5,814	338,142
Primerica, Inc.	1,053	93,169
ProAssurance Corp.	20,353	508,825
Safety Insurance Group, Inc.	6,029	509,028
State Auto Financial Corp.	24,323	675,936
		3,286,298
Mortgage real estate investment trusts – 0.8%
Blackstone Mortgage Trust, Inc., Class A	2,462	45,842
Capstead Mortgage Corp.	90,922	381,872
PennyMac Mortgage Investment Trust	25,505	270,863
Redwood Trust, Inc.	28,611	144,772
		843,349
Thrifts and mortgage finance – 3.5%
Meridian Bancorp, Inc.	43,579	488,956
PCSB Financial Corp.	23,622	330,472
PennyMac Financial Services, Inc. (B)	37,436	827,710
Radian Group, Inc.	51,195	662,975
Velocity Financial, Inc. (A)	14,971	112,732
WSFS Financial Corp.	40,518	1,009,709
		3,432,554
		25,952,062
Health care – 8.2%
Biotechnology – 1.2%
Momenta Pharmaceuticals, Inc. (A)	24,853	676,002
Radius Health, Inc. (A)	8,197	106,561
Ultragenyx Pharmaceutical, Inc. (A)	3,229	143,464
Xencor, Inc. (A)	8,170	244,120
		1,170,147
Health care equipment and supplies – 4.7%
Atrion Corp.	1,474	958,100
Avanos Medical, Inc. (A)	22,764	613,035
Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Envista Holdings Corp. (A)	26,780	$400,093
Mesa Laboratories, Inc. (B)	2,553	577,208
Quidel Corp. (A)(B)	14,542	1,422,353
West Pharmaceutical Services, Inc.	4,493	684,059
		4,654,848
Health care providers and services – 2.0%
Molina Healthcare, Inc. (A)	1,831	255,809
Option Care Health, Inc. (A)	12,591	119,237
Select Medical Holdings Corp. (A)	51,900	778,500
The Ensign Group, Inc.	15,105	568,099
The Pennant Group, Inc. (A)	17,170	243,127
		1,964,772
Health care technology – 0.2%
Phreesia, Inc. (A)	12,053	253,475
Pharmaceuticals – 0.1%
Cara Therapeutics, Inc. (A)(B)	11,377	150,290
		8,193,532
Industrials – 14.3%
Aerospace and defense – 1.7%
Cubic Corp.	17,639	728,667
Parsons Corp. (A)	14,871	475,277
Triumph Group, Inc.	70,319	475,356
		1,679,300
Building products – 1.0%
Universal Forest Products, Inc.	26,446	983,527
Commercial services and supplies – 2.8%
Brady Corp., Class A	11,773	531,315
McGrath RentCorp	13,383	701,002
MSA Safety, Inc.	5,602	566,922
Stericycle, Inc. (A)(B)	15,103	733,704
The Brink's Company	5,545	288,617
		2,821,560
Construction and engineering – 1.0%
Aegion Corp. (A)	56,175	1,007,218
Electrical equipment – 0.3%
Thermon Group Holdings, Inc. (A)	19,453	293,157
Machinery – 2.9%
Blue Bird Corp. (A)	21,498	234,973
CIRCOR International, Inc. (A)(B)	21,845	254,057
ESCO Technologies, Inc.	13,824	1,049,380
Helios Technologies, Inc.	17,781	674,256
RBC Bearings, Inc. (A)	3,663	413,150
SPX Corp. (A)	7,047	230,014
		2,855,830
Marine – 0.2%
Kirby Corp. (A)	5,637	245,040
Professional services – 2.8%
Clarivate Analytics PLC (A)	33,456	694,212
FTI Consulting, Inc. (A)	14,808	1,773,554
Huron Consulting Group, Inc. (A)	6,132	278,148
		2,745,914
Road and rail – 1.0%
Landstar System, Inc.	8,083	774,836
Ryder System, Inc.	7,628	201,684
		976,520
Trading companies and distributors – 0.6%
Beacon Roofing Supply, Inc. (A)(B)	23,263	384,770
Rush Enterprises, Inc., Class A	5,900	188,328
		573,098
		14,181,164

208

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology – 9.9%
Communications equipment – 1.0%
Harmonic, Inc. (A)	166,691	$960,140
Electronic equipment, instruments and components – 3.6%
Belden, Inc.	41,047	1,480,976
Knowles Corp. (A)	56,298	753,267
Littelfuse, Inc.	10,421	1,390,370
		3,624,613
IT services – 0.8%
Conduent, Inc. (A)	39,469	96,699
GTT Communications, Inc. (A)(B)	27,800	221,010
I3 Verticals, Inc., Class A (A)(B)	22,610	431,625
		749,334
Semiconductors and semiconductor equipment – 2.6%
Cabot Microelectronics Corp.	6,686	763,140
Entegris, Inc.	15,728	704,143
MaxLinear, Inc. (A)	35,962	419,677
Onto Innovation, Inc. (A)	10,768	319,487
Semtech Corp. (A)	9,378	351,675
		2,558,122
Software – 1.9%
Ceridian HCM Holding, Inc. (A)	19,621	982,423
Rosetta Stone, Inc. (A)	30,214	423,600
Workiva, Inc. (A)	4,138	133,782
Zendesk, Inc. (A)	5,603	358,648
		1,898,453
		9,790,662
Materials – 3.8%
Chemicals – 1.4%
American Vanguard Corp.	22,908	331,250
Minerals Technologies, Inc.	13,617	493,752
Quaker Chemical Corp. (B)	4,270	539,216
		1,364,218
Containers and packaging – 0.4%
Myers Industries, Inc.	34,871	374,863
Metals and mining – 1.5%
Alcoa Corp. (A)	22,465	138,384
Carpenter Technology Corp. (B)	20,426	398,307
Constellium SE (A)	68,877	358,849
Reliance Steel & Aluminum Company	6,524	571,437
		1,466,977
Paper and forest products – 0.5%
Clearwater Paper Corp. (A)	24,223	528,304
		3,734,362
Real estate – 10.7%
Equity real estate investment trusts – 9.9%
Acadia Realty Trust	19,054	236,079
American Campus Communities, Inc.	14,854	412,199
Cedar Realty Trust, Inc.	228,417	213,136
Douglas Emmett, Inc.	12,638	385,585
EastGroup Properties, Inc.	9,075	948,156
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	31,388	640,629
Healthcare Realty Trust, Inc.	30,385	848,653
JBG SMITH Properties	29,097	926,158
Kilroy Realty Corp.	7,665	488,261
PotlatchDeltic Corp.	26,680	837,485
PS Business Parks, Inc.	6,098	826,401
Saul Centers, Inc.	17,167	562,048
Sunstone Hotel Investors, Inc.	80,336	699,727
Terreno Realty Corp.	29,775	1,540,856
Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Washington Real Estate Investment Trust	13,040	$311,265
		9,876,638
Real estate management and development – 0.8%
The St. Joe Company (A)(B)	47,097	790,288
		10,666,926
Utilities – 7.3%
Electric utilities – 2.4%
MGE Energy, Inc.	8,156	533,973
PNM Resources, Inc.	34,171	1,298,498
Portland General Electric Company	12,126	581,320
		2,413,791
Gas utilities – 4.2%
Chesapeake Utilities Corp.	17,659	1,513,553
ONE Gas, Inc.	18,078	1,511,682
RGC Resources, Inc.	7,005	202,655
Southwest Gas Holdings, Inc.	12,975	902,541
		4,130,431
Water utilities – 0.7%
California Water Service Group	13,331	670,816
		7,215,038
TOTAL COMMON STOCKS (Cost $113,498,150)		$97,845,741
SHORT-TERM INVESTMENTS – 9.6%
Short-term funds – 9.6%
John Hancock Collateral Trust, 1.1260% (C)(D)	810,201	8,099,982
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.3210% (C)	415,399	415,399
T. Rowe Price Government Reserve Fund, 0.9288% (C)	978,334	978,334
TOTAL SHORT-TERM INVESTMENTS (Cost $9,499,758)		$9,493,715
Total Investments (Small Company Value Trust) (Cost $122,997,908) – 108.1%		$107,339,456
Other assets and liabilities, net – (8.1%)		(8,044,010)
TOTAL NET ASSETS – 100.0%		$99,295,446
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-20. The value of securities on loan amounted to $7,639,180.
(C)	The rate shown is the annualized seven-day yield as of 3-31-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Strategic Equity Allocation Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.4%
Communication services – 7.8%
Diversified telecommunication services – 1.8%
Anterix, Inc. (A)(B)	2,109	$96,318
AT&T, Inc.	1,393,496	40,620,408
ATN International, Inc.	2,158	126,696
Bandwidth, Inc., Class A (A)	3,108	209,137
BT Group PLC	1,747,338	2,541,617
Cellnex Telecom SA (A)(C)	52,136	2,365,016
CenturyLink, Inc.	187,174	1,770,666
Cincinnati Bell, Inc. (A)	9,647	141,232
Cogent Communications Holdings, Inc.	8,135	666,826

209

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
Consolidated Communications Holdings, Inc.	14,161	$64,433
Deutsche Telekom AG	693,513	8,957,013
Elisa OYJ	29,585	1,826,087
HKT Trust & HKT, Ltd.	788,421	1,072,290
IDT Corp., Class B (A)	3,555	19,268
Iliad SA	5,532	745,349
Intelsat SA (A)(B)	13,371	20,458
Iridium Communications, Inc. (A)(B)	19,123	427,017
Koninklijke KPN NV	743,716	1,778,528
Nippon Telegraph & Telephone Corp.	267,716	6,402,861
Ooma, Inc. (A)	4,171	49,760
Orange SA	414,986	5,024,424
ORBCOMM, Inc. (A)	15,837	38,642
PCCW, Ltd.	886,317	486,026
Proximus SADP	31,625	726,252
Singapore Telecommunications, Ltd.	1,437,549	2,562,751
Singapore Telecommunications, Ltd.	258,829	462,094
Spark New Zealand, Ltd.	382,310	930,454
Swisscom AG (B)	5,389	2,885,705
Telecom Italia SpA (A)	1,897,716	768,146
Telecom Italia SpA	1,251,939	489,132
Telefonica Deutschland Holding AG	185,489	455,395
Telefonica SA	972,198	4,424,560
Telenor ASA	150,106	2,193,906
Telia Company AB	569,099	2,037,021
Telstra Corp., Ltd.	866,197	1,625,979
TPG Telecom, Ltd.	77,379	329,539
United Internet AG	25,562	743,289
Verizon Communications, Inc.	788,939	42,389,692
Vonage Holdings Corp. (A)	43,785	316,566
		138,790,553
Entertainment – 1.4%
Activision Blizzard, Inc.	146,553	8,716,972
AMC Entertainment Holdings, Inc., Class A (B)	10,413	32,905
Bollore SA	183,592	498,935
Cinemark Holdings, Inc.	44,920	457,735
Electronic Arts, Inc. (A)	55,698	5,579,269
Eros International PLC (A)(B)	14,548	24,004
Gaia, Inc. (A)(B)	2,607	23,150
Glu Mobile, Inc. (A)	22,481	141,405
IMAX Corp. (A)	10,271	92,953
Konami Holdings Corp.	19,309	592,258
Liberty Media Corp.-Liberty Braves, Class A (A)	2,177	42,452
Liberty Media Corp.-Liberty Braves, Class C (A)	6,690	127,511
Live Nation Entertainment, Inc. (A)	26,881	1,222,010
Netflix, Inc. (A)	83,600	31,391,800
Nexon Company, Ltd.	102,506	1,675,034
Nintendo Company, Ltd.	23,239	9,031,918
Reading International, Inc., Class A (A)	4,685	18,225
Square Enix Holdings Company, Ltd. (B)	19,100	853,305
Take-Two Interactive Software, Inc. (A)	21,590	2,560,790
The Marcus Corp.	4,610	56,795
The Walt Disney Company	343,824	33,213,398
Toho Company, Ltd.	23,608	721,856
Ubisoft Entertainment SA (A)	17,562	1,283,624
Vivendi SA	177,591	3,754,873
World Wrestling Entertainment, Inc., Class A (B)	19,997	678,498
		102,791,675
Interactive media and services – 2.9%
Alphabet, Inc., Class A (A)	57,157	66,413,576
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Interactive media and services (continued)
Alphabet, Inc., Class C (A)	57,016	$66,298,775
Auto Trader Group PLC (C)	192,384	1,039,603
Cargurus, Inc. (A)	14,524	275,085
Cars.com, Inc. (A)(B)	13,599	58,476
DHI Group, Inc. (A)	10,534	22,753
Eventbrite, Inc., Class A (A)(B)	7,392	53,962
EverQuote, Inc., Class A (A)	1,681	44,126
Facebook, Inc., Class A (A)	459,056	76,570,541
Kakaku.com, Inc. (B)	28,200	515,762
Liberty TripAdvisor Holdings, Inc., Class A (A)	15,280	27,504
LINE Corp. (A)	12,500	603,504
QuinStreet, Inc. (A)	8,957	72,104
REA Group, Ltd.	10,936	512,286
The Meet Group, Inc. (A)(B)	13,690	80,360
TripAdvisor, Inc.	44,274	769,925
TrueCar, Inc. (A)	20,730	50,167
Twitter, Inc. (A)	148,097	3,637,262
Yelp, Inc. (A)	40,140	723,724
Z Holdings Corp.	551,054	1,756,846
		219,526,341
Media – 1.0%
Altice Europe NV (A)	140,455	542,082
AMC Networks, Inc., Class A (A)	18,571	451,461
Axel Springer SE	9,961	598,903
Boston Omaha Corp., Class A (A)	2,086	37,777
Cable One, Inc.	2,118	3,482,013
Cardlytics, Inc. (A)	2,744	95,930
Central European Media Enterprises, Ltd., Class A (A)	16,357	51,197
Charter Communications, Inc., Class A (A)	29,909	13,049,596
Comcast Corp., Class A	866,010	29,773,424
comScore, Inc. (A)	10,305	29,060
Cumulus Media, Inc., Class A (A)	2,960	16,043
CyberAgent, Inc.	21,000	813,873
Daily Journal Corp. (A)(B)	198	45,203
Dentsu Group, Inc.	44,965	868,812
Discovery, Inc., Series A (A)(B)	30,165	586,408
Discovery, Inc., Series C (A)	63,986	1,122,314
DISH Network Corp., Class A (A)	48,837	976,252
Emerald Holding, Inc.	5,493	14,227
Entercom Communications Corp., Class A	23,679	40,491
Entravision Communications Corp., Class A	12,482	25,338
Eutelsat Communications SA	36,242	376,742
Fox Corp., Class A	67,626	1,598,002
Fox Corp., Class B	30,973	708,662
Gannett Company, Inc.	24,225	35,853
Gray Television, Inc. (A)	17,590	188,917
Hakuhodo DY Holdings, Inc.	48,473	489,090
Hemisphere Media Group, Inc. (A)	3,545	30,274
Informa PLC	260,309	1,417,828
ITV PLC	752,926	617,876
JCDecaux SA	17,655	313,870
John Wiley & Sons, Inc., Class A	18,434	691,091
Liberty Latin America, Ltd., Class A (A)	9,202	96,805
Liberty Latin America, Ltd., Class C (A)	21,785	223,514
Loral Space & Communications, Inc. (A)	2,482	40,333
MDC Partners, Inc., Class A (A)(B)	12,172	17,649
Media General, Inc. (A)(D)	23,288	2,215
Meredith Corp. (B)	24,725	302,140
MSG Networks, Inc., Class A (A)(B)	8,472	86,414
National CineMedia, Inc.	12,246	39,922

210

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
News Corp., Class A	74,125	$665,272
News Corp., Class B	23,224	208,784
Omnicom Group, Inc.	41,534	2,280,217
Pearson PLC	162,526	1,112,662
Publicis Groupe SA	44,964	1,285,022
Saga Communications, Inc., Class A	842	23,163
Schibsted ASA, B Shares	20,387	368,797
Scholastic Corp. (B)	5,827	148,530
SES SA	75,736	444,300
Singapore Press Holdings, Ltd.	336,332	434,881
TechTarget, Inc. (A)	4,433	91,364
TEGNA, Inc.	133,189	1,446,433
Telenet Group Holding NV	9,625	289,026
The EW Scripps Company, Class A	10,802	81,447
The Interpublic Group of Companies, Inc.	73,963	1,197,461
The New York Times Company, Class A	60,573	1,860,197
Tribune Publishing Company	3,482	28,239
ViacomCBS, Inc., Class B	103,086	1,444,235
WideOpenWest, Inc. (A)	5,440	25,894
WPP PLC	262,450	1,784,379
		75,117,904
Wireless telecommunication services – 0.7%
Boingo Wireless, Inc. (A)	8,560	90,822
Gogo, Inc. (A)(B)	11,443	24,259
KDDI Corp.	367,543	10,856,700
Millicom International Cellular SA	20,105	558,588
NTT DOCOMO, Inc.	277,552	8,679,905
Shenandoah Telecommunications Company (B)	9,261	456,104
Softbank Corp. (B)	348,600	4,440,703
SoftBank Group Corp.	326,074	11,543,795
Spok Holdings, Inc.	3,810	40,729
Tele2 AB, B Shares	103,849	1,383,584
Telephone & Data Systems, Inc.	41,211	690,696
T-Mobile US, Inc. (A)	60,387	5,066,469
Vodafone Group PLC	5,569,528	7,705,129
		51,537,483
		587,763,956
Consumer discretionary – 9.9%
Auto components – 0.4%
Adient PLC (A)(B)	53,655	486,651
Aisin Seiki Company, Ltd.	33,758	826,773
American Axle & Manufacturing Holdings, Inc. (A)	22,427	80,961
Aptiv PLC	48,699	2,397,939
BorgWarner, Inc.	39,390	959,934
Bridgestone Corp.	118,906	3,639,784
Cie Generale des Etablissements Michelin SCA	35,557	3,114,251
Continental AG	22,889	1,631,946
Cooper Tire & Rubber Company	9,671	157,637
Cooper-Standard Holdings, Inc. (A)	3,357	34,476
Dana, Inc.	88,471	690,959
Delphi Technologies PLC (A)	36,268	291,957
Denso Corp.	90,195	2,882,131
Dorman Products, Inc. (A)	5,200	287,404
Faurecia SE	15,782	462,122
Fox Factory Holding Corp. (A)	7,264	305,088
Gentex Corp.	106,594	2,362,123
Gentherm, Inc. (A)	6,355	199,547
JTEKT Corp.	43,193	291,724
Koito Manufacturing Company, Ltd.	21,766	731,755
LCI Industries	4,671	312,163
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Auto components (continued)
Lear Corp.	23,187	$1,883,944
Modine Manufacturing Company (A)	10,483	34,070
Motorcar Parts of America, Inc. (A)(B)	3,816	48,005
NGK Spark Plug Company, Ltd.	32,599	456,952
Nokian Renkaat OYJ	25,981	620,376
Pirelli & C. SpA (B)(C)	83,201	293,549
Standard Motor Products, Inc.	4,043	168,068
Stanley Electric Company, Ltd.	27,267	535,215
Stoneridge, Inc. (A)	5,220	87,435
Sumitomo Electric Industries, Ltd.	156,943	1,639,737
Sumitomo Rubber Industries, Ltd.	35,656	334,910
Tenneco, Inc., Class A (A)	10,786	38,830
The Goodyear Tire & Rubber Company	97,993	570,319
The Yokohama Rubber Company, Ltd.	24,654	305,638
Toyoda Gosei Company, Ltd.	13,503	229,805
Toyota Industries Corp.	30,553	1,456,759
Valeo SA	50,142	816,099
Visteon Corp. (A)	17,180	824,296
		32,491,332
Automobiles – 1.0%
Bayerische Motoren Werke AG	68,921	3,518,360
Daimler AG	189,233	5,651,284
Ferrari NV	25,085	3,863,965
Fiat Chrysler Automobiles NV	225,760	1,611,642
Ford Motor Company	742,825	3,587,845
General Motors Company	239,847	4,984,021
Harley-Davidson, Inc.	29,433	557,167
Honda Motor Company, Ltd.	339,273	7,591,718
Isuzu Motors, Ltd.	114,746	759,375
Mazda Motor Corp. (B)	118,200	624,197
Mitsubishi Motors Corp. (B)	139,537	393,153
Nissan Motor Company, Ltd.	483,076	1,616,232
Peugeot SA	122,297	1,592,218
Renault SA	39,956	759,351
Subaru Corp.	128,027	2,447,246
Suzuki Motor Corp.	76,643	1,824,963
Thor Industries, Inc. (B)	23,259	981,065
Toyota Motor Corp.	475,400	28,649,929
Volkswagen AG	6,863	900,409
Winnebago Industries, Inc.	5,989	166,554
Yamaha Motor Company, Ltd.	58,213	700,008
		72,780,702
Distributors – 0.1%
Core-Mark Holding Company, Inc.	8,782	250,902
Funko, Inc., Class A (A)	4,577	18,262
Genuine Parts Company	27,716	1,866,118
Jardine Cycle & Carriage, Ltd.	20,567	282,780
LKQ Corp. (A)	58,461	1,199,035
Pool Corp.	16,871	3,319,707
Weyco Group, Inc.	1,253	25,273
		6,962,077
Diversified consumer services – 0.1%
Adtalem Global Education, Inc. (A)(B)	33,005	884,204
American Public Education, Inc. (A)	2,965	70,952
Benesse Holdings, Inc.	14,955	380,577
Career Education Corp. (A)	13,390	144,478
Carriage Services, Inc.	3,174	51,260
Chegg, Inc. (A)	22,836	817,072
Collectors Universe, Inc.	1,805	28,284
Graham Holdings Company, Class B	1,833	625,365
Grand Canyon Education, Inc. (A)	20,320	1,550,111
H&R Block, Inc.	37,245	524,410
Houghton Mifflin Harcourt Company (A)	20,729	38,971
K12, Inc. (A)	7,632	143,940

211

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified consumer services (continued)
Laureate Education, Inc., Class A (A)	22,387	$235,287
OneSpaWorld Holdings, Ltd. (B)	8,808	35,760
Regis Corp. (A)(B)	4,659	27,535
Service Corp. International	77,018	3,012,174
Strategic Education, Inc.	4,111	574,553
WW International, Inc. (A)	28,628	484,099
		9,629,032
Hotels, restaurants and leisure – 1.6%
Accor SA (B)	36,503	980,690
Aristocrat Leisure, Ltd.	119,606	1,549,810
BBX Capital Corp.	15,272	35,278
BJ's Restaurants, Inc.	3,984	55,338
Bloomin' Brands, Inc.	17,023	121,544
Boyd Gaming Corp.	49,307	711,007
Brinker International, Inc. (B)	23,083	277,227
Caesars Entertainment Corp. (A)	235,179	1,589,810
Carnival Corp. (B)	76,411	1,006,333
Carnival PLC	33,278	397,201
Chipotle Mexican Grill, Inc. (A)	4,878	3,192,163
Choice Hotels International, Inc.	13,385	819,831
Churchill Downs, Inc.	21,698	2,233,809
Chuy's Holdings, Inc. (A)	3,517	35,416
Compass Group PLC	330,161	5,143,942
Cracker Barrel Old Country Store, Inc. (B)	14,749	1,227,412
Crown Resorts, Ltd.	77,666	360,427
Darden Restaurants, Inc.	23,387	1,273,656
Dave & Buster's Entertainment, Inc. (B)	6,194	81,018
Del Taco Restaurants, Inc. (A)	6,333	21,722
Denny's Corp. (A)	11,529	88,543
Dine Brands Global, Inc.	3,038	87,130
Domino's Pizza, Inc.	16,293	5,280,073
Drive Shack, Inc. (A)	13,344	20,283
Dunkin' Brands Group, Inc.	34,907	1,853,562
El Pollo Loco Holdings, Inc. (A)	4,098	34,628
Eldorado Resorts, Inc. (A)(B)	40,303	580,363
Everi Holdings, Inc. (A)	15,704	51,823
Fiesta Restaurant Group, Inc. (A)	5,055	20,372
Flight Centre Travel Group, Ltd. (D)	11,573	73,065
Flutter Entertainment PLC	16,263	1,462,906
Galaxy Entertainment Group, Ltd.	451,153	2,376,142
Genting Singapore, Ltd.	1,259,221	610,419
Golden Entertainment, Inc. (A)	3,603	23,816
GVC Holdings PLC	121,000	838,134
Hilton Worldwide Holdings, Inc.	53,825	3,673,018
InterContinental Hotels Group PLC	35,985	1,530,919
Jack in the Box, Inc. (B)	14,878	521,474
Las Vegas Sands Corp.	64,464	2,737,786
Lindblad Expeditions Holdings, Inc. (A)	4,943	20,612
Marriott International, Inc., Class A	51,764	3,872,465
Marriott Vacations Worldwide Corp.	23,765	1,320,859
McDonald's Corp.	143,660	23,754,181
McDonald's Holdings Company Japan, Ltd.	13,861	625,156
Melco Resorts & Entertainment, Ltd., ADR	43,700	541,880
MGM Resorts International	98,238	1,159,208
Monarch Casino & Resort, Inc. (A)	2,383	66,891
Nathan's Famous, Inc.	595	36,295
Noodles & Company (A)(B)	5,724	26,960
Norwegian Cruise Line Holdings, Ltd. (A)	40,586	444,823
Oriental Land Company, Ltd.	41,600	5,310,529
Papa John's International, Inc. (B)	13,554	723,377
Penn National Gaming, Inc. (A)	67,119	849,055
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
RCI Hospitality Holdings, Inc.	1,933	$19,272
Red Robin Gourmet Burgers, Inc. (A)	2,734	23,294
Red Rock Resorts, Inc., Class A	13,887	118,734
Royal Caribbean Cruises, Ltd.	32,791	1,054,886
Ruth's Hospitality Group, Inc.	5,886	39,318
Sands China, Ltd.	504,682	1,836,079
Scientific Games Corp. (A)	33,834	328,190
SeaWorld Entertainment, Inc. (A)	9,189	101,263
Shake Shack, Inc., Class A (A)(B)	5,608	211,646
Six Flags Entertainment Corp.	33,122	415,350
SJM Holdings, Ltd.	412,826	344,476
Sodexo SA (B)	18,413	1,236,528
Starbucks Corp.	225,287	14,810,367
Tabcorp Holdings, Ltd.	420,449	650,686
Texas Roadhouse, Inc.	40,225	1,661,293
The Cheesecake Factory, Inc.	25,359	433,132
The Wendy's Company	77,547	1,153,899
TUI AG	91,693	401,345
Twin River Worldwide Holdings, Inc. (B)	3,700	48,137
Whitbread PLC	27,804	1,030,458
Wingstop, Inc.	5,660	451,102
Wyndham Destinations, Inc.	38,219	829,352
Wyndham Hotels & Resorts, Inc.	40,100	1,263,551
Wynn Macau, Ltd.	324,270	486,311
Wynn Resorts, Ltd.	18,431	1,109,362
Yum! Brands, Inc.	57,698	3,954,044
		115,742,456
Household durables – 0.7%
Barratt Developments PLC	211,793	1,144,807
Bassett Furniture Industries, Inc.	2,580	14,061
Beazer Homes USA, Inc. (A)	5,763	37,114
Casio Computer Company, Ltd.	40,448	565,918
Cavco Industries, Inc. (A)	1,661	240,745
Century Communities, Inc. (A)	5,306	76,990
D.R. Horton, Inc.	63,967	2,174,878
Electrolux AB, Series B	46,934	579,807
Ethan Allen Interiors, Inc.	4,723	48,269
Flexsteel Industries, Inc.	1,766	19,355
Garmin, Ltd.	27,561	2,065,973
GoPro, Inc., Class A (A)	25,538	66,910
Green Brick Partners, Inc. (A)	4,785	38,519
Hamilton Beach Brands Holding Company, Class B	853	8,112
Helen of Troy, Ltd. (A)	15,429	2,222,239
Hooker Furniture Corp.	2,476	38,650
Husqvarna AB, B Shares (B)	86,995	432,774
Iida Group Holdings Company, Ltd. (B)	30,700	424,309
Installed Building Products, Inc. (A)	4,378	174,551
iRobot Corp. (A)(B)	5,388	220,369
KB Home	52,611	952,259
La-Z-Boy, Inc.	8,750	179,813
Leggett & Platt, Inc.	25,104	669,775
Lennar Corp., A Shares	53,390	2,039,498
LGI Homes, Inc. (A)(B)	3,845	173,602
M/I Homes, Inc. (A)	5,080	83,972
MDC Holdings, Inc.	9,610	222,952
Meritage Homes Corp. (A)	6,916	252,503
Mohawk Industries, Inc. (A)	11,340	864,562
Newell Brands, Inc.	72,691	965,336
Nikon Corp. (B)	66,746	612,612
NVR, Inc. (A)	663	1,703,320
Panasonic Corp.	459,409	3,477,912
Persimmon PLC	66,261	1,566,320
PulteGroup, Inc.	48,594	1,084,618
Rinnai Corp.	6,978	491,883

212

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
SEB SA (B)	4,715	$583,980
Sekisui Chemical Company, Ltd.	75,644	996,540
Sekisui House, Ltd.	129,326	2,132,849
Sharp Corp. (A)(B)	44,300	459,857
Skyline Champion Corp. (A)	9,782	153,382
Sonos, Inc. (A)(B)	15,645	132,670
Sony Corp.	264,600	15,673,194
Taylor Morrison Home Corp. (A)	80,669	887,359
Taylor Wimpey PLC	682,121	981,545
Tempur Sealy International, Inc. (A)	19,145	836,828
The Berkeley Group Holdings PLC	24,849	1,109,099
Toll Brothers, Inc.	50,863	979,113
TopBuild Corp. (A)	6,411	459,284
TRI Pointe Group, Inc. (A)	85,200	747,204
Tupperware Brands Corp.	10,085	16,338
Universal Electronics, Inc. (A)	2,692	103,292
Whirlpool Corp.	12,056	1,034,405
ZAGG, Inc. (A)(B)	6,132	19,071
		53,241,297
Internet and direct marketing retail – 2.5%
1-800-Flowers.com, Inc., Class A (A)(B)	4,795	63,438
Amazon.com, Inc. (A)	79,445	154,895,505
Booking Holdings, Inc. (A)	7,984	10,741,035
Delivery Hero SE (A)(C)	23,568	1,732,815
eBay, Inc.	145,876	4,385,033
Etsy, Inc. (A)	49,927	1,919,194
Expedia Group, Inc.	26,658	1,500,046
Groupon, Inc. (A)	91,168	89,363
GrubHub, Inc. (A)	38,533	1,569,449
Liquidity Services, Inc. (A)	5,618	21,798
Mercari, Inc. (A)	15,800	306,853
Ocado Group PLC (A)	95,610	1,434,176
Overstock.com, Inc. (A)	7,041	35,135
PetMed Express, Inc. (B)	3,795	109,220
Prosus NV (A)	101,436	7,102,628
Quotient Technology, Inc. (A)	14,531	94,452
Rakuten, Inc.	179,005	1,349,528
Shutterstock, Inc.	3,723	119,732
Stamps.com, Inc. (A)	3,185	414,305
Stitch Fix, Inc., Class A (A)(B)	8,080	102,616
The RealReal, Inc. (A)(B)	10,138	71,067
The Rubicon Project, Inc. (A)(B)	9,480	52,614
Waitr Holdings, Inc. (A)	11,650	14,330
Zalando SE (A)(B)(C)	28,792	1,085,172
ZOZO, Inc.	22,600	303,323
		189,512,827
Leisure products – 0.2%
Acushnet Holdings Corp.	6,775	174,253
American Outdoor Brands Corp. (A)	10,595	87,939
Bandai Namco Holdings, Inc.	41,593	2,017,394
Brunswick Corp.	34,372	1,215,738
Callaway Golf Company	18,060	184,573
Clarus Corp.	4,808	47,118
Escalade, Inc.	2,292	13,637
Hasbro, Inc.	24,275	1,736,876
Johnson Outdoors, Inc., Class A	1,049	65,772
Malibu Boats, Inc., Class A (A)	4,003	115,246
MasterCraft Boat Holdings, Inc. (A)	3,755	27,412
Mattel, Inc. (A)(B)	146,094	1,287,088
Polaris, Inc.	24,230	1,166,675
Sankyo Company, Ltd.	9,451	274,085
Sega Sammy Holdings, Inc.	36,036	437,198
Shimano, Inc.	15,481	2,207,797
Sturm Ruger & Company, Inc.	3,221	163,981
Vista Outdoor, Inc. (A)(B)	11,450	100,760
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Leisure products (continued)
Yamaha Corp.	29,873	$1,157,741
YETI Holdings, Inc. (A)(B)	10,736	209,567
		12,690,850
Multiline retail – 0.4%
Big Lots, Inc.	7,648	108,755
Dillard's, Inc., Class A (B)	6,052	223,621
Dollar General Corp.	48,567	7,334,103
Dollar Tree, Inc. (A)	45,145	3,316,803
Harvey Norman Holdings, Ltd.	116,858	214,570
Isetan Mitsukoshi Holdings, Ltd.	69,828	405,128
J Front Retailing Company, Ltd.	47,800	394,510
J.C. Penney Company, Inc. (A)(B)	66,289	23,864
Kohl's Corp.	29,867	435,760
Macy's, Inc. (B)	58,944	289,415
Marks & Spencer Group PLC	405,136	491,120
Marui Group Company, Ltd. (B)	39,541	661,471
Next PLC	27,712	1,390,277
Nordstrom, Inc. (B)	20,435	313,473
Ollie's Bargain Outlet Holdings, Inc. (A)(B)	23,043	1,067,813
Pan Pacific International Holdings Corp.	92,200	1,746,020
Ryohin Keikaku Company, Ltd. (B)	49,560	551,136
Target Corp.	96,665	8,986,945
Wesfarmers, Ltd.	235,972	5,000,290
		32,955,074
Specialty retail – 1.6%
Aaron's, Inc.	41,376	942,545
ABC-Mart, Inc.	6,864	343,531
Abercrombie & Fitch Company, Class A (B)	12,273	111,562
Advance Auto Parts, Inc.	13,212	1,232,944
American Eagle Outfitters, Inc.	97,162	772,438
America's Car-Mart, Inc. (A)	1,176	66,268
Asbury Automotive Group, Inc. (A)	3,699	204,296
At Home Group, Inc. (A)	9,695	19,584
AutoNation, Inc. (A)	24,810	696,169
AutoZone, Inc. (A)	4,545	3,845,070
Barnes & Noble Education, Inc. (A)(B)	9,092	12,365
Bed Bath & Beyond, Inc. (B)	77,153	324,814
Best Buy Company, Inc.	43,440	2,476,080
Boot Barn Holdings, Inc. (A)	5,541	71,645
Caleres, Inc.	8,206	42,671
Camping World Holdings, Inc., Class A	6,449	36,695
CarMax, Inc. (A)(B)	31,367	1,688,486
Chico's FAS, Inc.	22,485	29,006
Citi Trends, Inc.	2,171	19,322
Conn's, Inc. (A)	3,810	15,926
Designer Brands, Inc., Class A	11,951	59,516
Dick's Sporting Goods, Inc.	26,797	569,704
Dufry AG (A)	8,407	258,013
Express, Inc. (A)	13,315	19,839
Fast Retailing Company, Ltd.	12,146	4,956,077
Five Below, Inc. (A)	23,459	1,651,044
Foot Locker, Inc.	45,103	994,521
GameStop Corp., Class A (A)(B)	15,314	53,599
Genesco, Inc. (A)	2,765	36,885
Group 1 Automotive, Inc.	3,394	150,218
Guess?, Inc.	8,872	60,063
Haverty Furniture Companies, Inc.	3,508	41,710
Hennes & Mauritz AB, B Shares (B)	167,140	2,138,856
Hibbett Sports, Inc. (A)	3,334	36,457
Hikari Tsushin, Inc.	4,400	736,265
Hudson, Ltd., Class A (A)	8,236	41,345
Industria de Diseno Textil SA	227,008	5,882,596
JD Sports Fashion PLC	91,038	509,880

213

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Kingfisher PLC	438,227	$769,749
L Brands, Inc. (B)	44,302	512,131
Lithia Motors, Inc., Class A	4,305	352,106
Lowe's Companies, Inc.	146,212	12,581,543
Lumber Liquidators Holdings, Inc. (A)(B)	5,676	26,620
MarineMax, Inc. (A)	4,102	42,743
Monro, Inc.	6,309	276,397
Murphy USA, Inc. (A)	17,788	1,500,596
National Vision Holdings, Inc. (A)	15,105	293,339
Nitori Holdings Company, Ltd.	16,711	2,258,337
Office Depot, Inc.	105,359	172,789
O'Reilly Automotive, Inc. (A)	14,433	4,345,055
Rent-A-Center, Inc.	9,554	135,094
RH (A)(B)	10,144	1,019,168
Ross Stores, Inc.	69,003	6,001,191
Sally Beauty Holdings, Inc. (A)(B)	71,962	581,453
Shimamura Company, Ltd.	4,570	276,182
Shoe Carnival, Inc. (B)	1,853	38,487
Signet Jewelers, Ltd. (B)	10,308	66,487
Sleep Number Corp. (A)	5,467	104,748
Sonic Automotive, Inc., Class A	4,573	60,729
Sportsman's Warehouse Holdings, Inc. (A)	8,275	50,974
Tailored Brands, Inc. (B)	10,830	18,844
The Buckle, Inc.	5,599	76,762
The Cato Corp., Class A	4,215	44,974
The Children's Place, Inc.	2,886	56,450
The Gap, Inc.	40,590	285,754
The Home Depot, Inc.	208,086	38,851,737
The Michaels Companies, Inc. (A)(B)	16,150	26,163
The TJX Companies, Inc.	231,328	11,059,792
Tiffany & Company	20,592	2,666,664
Tilly's, Inc., Class A	4,370	18,048
Tractor Supply Company	22,583	1,909,393
Ulta Beauty, Inc. (A)	10,904	1,915,833
Urban Outfitters, Inc. (A)	29,724	423,270
USS Company, Ltd.	45,548	624,575
Williams-Sonoma, Inc.	32,703	1,390,532
Winmark Corp.	468	59,633
Yamada Denki Company, Ltd. (A)(B)	130,608	520,215
Zumiez, Inc. (A)	3,957	68,535
		122,631,097
Textiles, apparel and luxury goods – 1.3%
adidas AG	37,538	8,334,459
Burberry Group PLC	85,631	1,391,910
Capri Holdings, Ltd. (A)	28,926	312,112
Carter's, Inc.	18,602	1,222,709
Cie Financiere Richemont SA	108,637	5,807,064
Columbia Sportswear Company	12,235	853,636
Crocs, Inc. (A)	13,321	226,324
Culp, Inc.	2,332	17,164
Deckers Outdoor Corp. (A)(B)	17,179	2,301,986
Delta Apparel, Inc. (A)	1,381	14,376
EssilorLuxottica SA	58,997	6,246,287
Fossil Group, Inc. (A)(B)	9,323	30,673
G-III Apparel Group, Ltd. (A)	8,863	68,245
Hanesbrands, Inc.	68,997	543,006
Hermes International	6,596	4,487,988
Kering SA	15,768	8,221,632
Kontoor Brands, Inc. (B)	8,516	163,252
LVMH Moet Hennessy Louis Vuitton SE	57,851	21,216,916
Moncler SpA	37,578	1,365,535
Movado Group, Inc.	3,364	39,762
NIKE, Inc., Class B	237,691	19,666,553
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
Oxford Industries, Inc.	3,226	$116,975
Pandora A/S	20,796	668,199
Puma SE	17,271	1,014,759
PVH Corp.	14,144	532,380
Ralph Lauren Corp.	9,487	634,016
Rocky Brands, Inc.	1,396	27,013
Skechers U.S.A., Inc., Class A (A)	56,427	1,339,577
Steven Madden, Ltd.	16,127	374,630
Superior Group of Companies, Inc.	2,335	19,754
Tapestry, Inc.	52,637	681,649
The Swatch Group AG	11,269	436,277
The Swatch Group AG, Bearer Shares	5,963	1,171,124
Under Armour, Inc., Class A (A)	35,901	330,648
Under Armour, Inc., Class C (A)	37,117	299,163
Unifi, Inc. (A)	2,803	32,375
Vera Bradley, Inc. (A)	4,179	17,217
VF Corp.	62,471	3,378,432
Wolverine World Wide, Inc.	15,324	232,925
Yue Yuen Industrial Holdings, Ltd.	151,487	231,487
		94,070,189
		742,706,933
Consumer staples – 8.6%
Beverages – 1.8%
Anheuser-Busch InBev SA	158,558	7,003,480
Asahi Group Holdings, Ltd.	75,481	2,448,843
Brown-Forman Corp., Class B	34,756	1,929,306
Budweiser Brewing Company APAC, Ltd. (A)(C)	275,500	708,511
Carlsberg A/S, Class B	22,246	2,504,449
Celsius Holdings, Inc. (A)(B)	5,925	24,944
Coca-Cola Amatil, Ltd.	105,559	569,731
Coca-Cola Bottlers Japan Holdings, Inc. (B)	25,700	527,453
Coca-Cola Consolidated, Inc.	910	189,762
Coca-Cola European Partners PLC	48,258	1,811,123
Coca-Cola HBC AG	41,533	890,728
Constellation Brands, Inc., Class A	31,952	4,580,639
Craft Brew Alliance, Inc. (A)	2,335	34,792
Davide Campari-Milano SpA (B)	120,876	866,845
Diageo PLC	492,265	15,609,491
Heineken Holding NV	24,043	1,873,634
Heineken NV	53,978	4,580,780
Kirin Holdings Company, Ltd.	171,092	3,379,108
MGP Ingredients, Inc.	2,615	70,317
Molson Coors Beverage Company, Class B (B)	35,835	1,397,923
Monster Beverage Corp. (A)	72,823	4,097,022
National Beverage Corp. (A)	2,333	99,502
New Age Beverages Corp. (A)	15,740	21,879
PepsiCo, Inc.	266,001	31,946,720
Pernod Ricard SA	44,186	6,271,589
Primo Water Corp.	4,044	36,639
Remy Cointreau SA (B)	4,693	511,484
Suntory Beverage & Food, Ltd.	28,959	1,094,329
The Boston Beer Company, Inc., Class A (A)	5,485	2,016,067
The Coca-Cola Company	735,576	32,549,238
Treasury Wine Estates, Ltd.	149,744	929,696
		130,576,024
Food and staples retailing – 1.5%
Aeon Company, Ltd. (B)	136,078	3,014,678
BJ's Wholesale Club Holdings, Inc. (A)	73,010	1,859,565
Carrefour SA	125,927	1,996,481
Casey's General Stores, Inc.	15,499	2,053,463

214

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food and staples retailing (continued)
Casino Guichard Perrachon SA (B)	11,272	$431,380
Coles Group, Ltd.	236,044	2,198,286
Colruyt SA (B)	11,495	623,119
Costco Wholesale Corp.	84,274	24,029,046
Dairy Farm International Holdings, Ltd.	70,500	324,262
FamilyMart Company, Ltd.	52,664	945,630
HF Foods Group, Inc. (A)	4,254	35,691
ICA Gruppen AB	18,845	787,068
Ingles Markets, Inc., Class A	2,771	100,199
J Sainsbury PLC	367,721	951,445
Jeronimo Martins SGPS SA	52,300	943,969
Koninklijke Ahold Delhaize NV	246,418	5,740,688
Lawson, Inc.	10,389	570,250
METRO AG	37,497	319,369
Natural Grocers by Vitamin Cottage, Inc.	2,001	17,029
Performance Food Group Company (A)	22,063	545,397
PriceSmart, Inc.	4,336	227,857
Rite Aid Corp. (A)(B)	10,695	160,425
Seven & i Holdings Company, Ltd.	156,729	5,175,956
SpartanNash Company	7,049	100,942
Sprouts Farmers Market, Inc. (A)(B)	49,780	925,410
Sundrug Company, Ltd.	14,892	477,202
Sysco Corp.	97,331	4,441,214
Tesco PLC	2,037,579	5,754,177
The Andersons, Inc.	6,186	115,988
The Chefs' Warehouse, Inc. (A)	4,728	47,611
The Kroger Company	152,989	4,608,029
Tsuruha Holdings, Inc.	7,698	1,014,962
United Natural Foods, Inc. (A)(B)	10,454	95,968
Village Super Market, Inc., Class A	1,645	40,434
Walgreens Boots Alliance, Inc.	143,019	6,543,119
Walmart, Inc.	270,609	30,746,595
Weis Markets, Inc.	1,822	75,905
Welcia Holdings Company, Ltd.	9,800	686,599
Wm Morrison Supermarkets PLC	498,771	1,089,641
Woolworths Group, Ltd.	261,997	5,697,482
		115,512,531
Food products – 2.2%
a2 Milk Company, Ltd. (A)	153,003	1,563,020
Ajinomoto Company, Inc.	91,396	1,703,115
Alico, Inc.	1,051	32,623
Archer-Daniels-Midland Company	106,193	3,735,870
Associated British Foods PLC	74,128	1,660,444
B&G Foods, Inc. (B)	12,277	222,091
Barry Callebaut AG	628	1,256,973
Calavo Growers, Inc. (B)	3,134	180,800
Calbee, Inc.	16,700	450,681
Cal-Maine Foods, Inc.	6,074	267,135
Campbell Soup Company	32,224	1,487,460
Chocoladefabriken Lindt & Spruengli AG	21	1,822,679
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	221	1,854,958
Conagra Brands, Inc.	92,834	2,723,750
Danone SA	128,485	8,222,806
Darling Ingredients, Inc. (A)	100,603	1,928,560
Farmer Brothers Company (A)	2,402	16,718
Flowers Foods, Inc.	81,103	1,664,234
Fresh Del Monte Produce, Inc.	5,909	163,147
Freshpet, Inc. (A)	6,630	423,458
General Mills, Inc.	115,294	6,084,064
Hormel Foods Corp. (B)	53,043	2,473,926
Hostess Brands, Inc. (A)	23,027	245,468
Ingredion, Inc.	28,132	2,123,966
J&J Snack Foods Corp. (B)	2,895	350,295
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
John B. Sanfilippo & Son, Inc.	1,670	$149,298
Kellogg Company	47,499	2,849,465
Kerry Group PLC, Class A	31,839	3,716,448
Kerry Group PLC, Class A (London Stock Exchange)	1,204	138,656
Kikkoman Corp.	30,246	1,282,415
Lamb Weston Holdings, Inc.	27,863	1,590,977
Lancaster Colony Corp.	11,963	1,730,328
Landec Corp. (A)	5,170	44,927
Limoneira Company	3,135	41,069
McCormick & Company, Inc.	23,572	3,328,602
MEIJI Holdings Company, Ltd.	23,800	1,686,614
Mondelez International, Inc., Class A	274,660	13,754,973
Mowi ASA	91,481	1,383,142
Nestle SA	619,311	63,397,495
NH Foods, Ltd.	17,141	596,517
Nisshin Seifun Group, Inc.	41,100	685,641
Nissin Foods Holdings Company, Ltd.	13,175	1,093,351
Orkla ASA	156,420	1,340,161
Pilgrim's Pride Corp. (A)	22,084	400,162
Post Holdings, Inc. (A)	28,006	2,323,658
Sanderson Farms, Inc. (B)	12,137	1,496,735
Seneca Foods Corp., Class A (A)	1,304	51,873
The Hain Celestial Group, Inc. (A)(B)	33,851	879,110
The Hershey Company	28,291	3,748,558
The J.M. Smucker Company	21,757	2,415,027
The Kraft Heinz Company	118,803	2,939,186
The Simply Good Foods Company (A)	15,907	306,369
Tootsie Roll Industries, Inc. (B)	10,458	376,053
Toyo Suisan Kaisha, Ltd.	18,450	891,735
TreeHouse Foods, Inc. (A)	23,686	1,045,737
Tyson Foods, Inc., Class A	56,309	3,258,602
Vitasoy International Holdings, Ltd.	154,000	463,445
WH Group, Ltd. (C)	1,989,000	1,835,863
Wilmar International, Ltd.	400,503	905,700
Yakult Honsha Company, Ltd.	24,903	1,467,036
Yamazaki Baking Company, Ltd.	25,190	525,028
		166,798,197
Household products – 1.4%
Central Garden & Pet Company (A)	2,142	58,905
Central Garden & Pet Company, Class A (A)	7,838	200,418
Church & Dwight Company, Inc.	46,813	3,004,458
Colgate-Palmolive Company	163,489	10,849,130
Energizer Holdings, Inc. (B)	27,109	820,047
Essity AB, B Shares	126,207	3,866,170
Henkel AG & Company KGaA	21,679	1,592,493
Kimberly-Clark Corp.	65,393	8,361,803
Lion Corp.	46,700	995,937
Oil-Dri Corp. of America	1,077	36,015
Pigeon Corp.	24,000	918,845
Reckitt Benckiser Group PLC	147,614	11,244,582
The Clorox Company	23,941	4,147,778
The Procter & Gamble Company	475,718	52,328,980
Unicharm Corp.	84,000	3,144,443
WD-40 Company	2,634	529,039
		102,099,043
Personal products – 0.9%
Beiersdorf AG	20,982	2,112,693
BellRing Brands, Inc. Class A (A)	7,747	132,086
Coty, Inc., Class A	56,384	290,941
Edgewell Personal Care Company (A)	33,275	801,262
elf Beauty, Inc. (A)	5,035	49,544
Inter Parfums, Inc.	3,414	158,239
Kao Corp.	100,275	8,169,227

215

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Personal products (continued)
Kobayashi Pharmaceutical Company, Ltd.	10,200	$943,713
Kose Corp.	6,900	853,817
Lifevantage Corp. (A)	2,808	28,922
L'Oreal SA	52,585	13,609,555
Medifast, Inc. (B)	2,155	134,688
Nu Skin Enterprises, Inc., Class A	23,406	511,421
Pola Orbis Holdings, Inc.	18,972	348,789
Revlon, Inc., Class A (A)(B)	1,569	17,149
Shiseido Company, Ltd.	83,260	4,893,394
The Estee Lauder Companies, Inc., Class A	42,454	6,764,620
Unilever NV	305,480	15,014,719
Unilever PLC	230,971	11,647,912
USANA Health Sciences, Inc. (A)	2,459	142,032
		66,624,723
Tobacco – 0.8%
22nd Century Group, Inc. (A)	25,552	19,164
Altria Group, Inc.	356,362	13,780,519
British American Tobacco PLC	477,324	16,260,169
Imperial Brands PLC	198,336	3,660,360
Japan Tobacco, Inc.	249,666	4,617,994
Philip Morris International, Inc.	296,798	21,654,382
Swedish Match AB	35,349	2,001,448
Turning Point Brands, Inc.	1,629	34,388
Universal Corp.	4,646	205,400
Vector Group, Ltd.	21,378	201,381
		62,435,205
		644,045,723
Energy – 2.8%
Energy equipment and services – 0.1%
Apergy Corp. (A)	32,640	187,680
Archrock, Inc.	25,623	96,342
Baker Hughes Company	123,968	1,301,664
Cactus, Inc., Class A	9,326	108,182
Core Laboratories NV (B)	18,698	193,337
Diamond Offshore Drilling, Inc. (A)(B)	14,026	25,668
DMC Global, Inc. (B)	2,740	63,047
Dril-Quip, Inc. (A)	7,036	214,598
Era Group, Inc. (A)	4,091	21,805
Exterran Corp. (A)	5,986	28,733
Frank's International NV (A)	22,023	57,040
Geospace Technologies Corp. (A)	2,996	19,174
Halliburton Company	167,449	1,147,026
Helix Energy Solutions Group, Inc. (A)	29,447	48,293
Helmerich & Payne, Inc.	20,687	323,752
Liberty Oilfield Services, Inc., Class A	11,979	32,224
Matrix Service Company (A)	5,334	50,513
Nabors Industries, Ltd.	72,803	28,400
National Energy Services Reunited Corp. (A)	4,692	23,835
National Oilwell Varco, Inc.	73,601	723,498
Natural Gas Services Group, Inc. (A)	3,239	14,446
Newpark Resources, Inc. (A)	19,183	17,207
NexTier Oilfield Solutions, Inc. (A)	31,911	37,336
Noble Corp. PLC (A)(B)	55,352	14,392
Oceaneering International, Inc. (A)	19,907	58,527
Oil States International, Inc. (A)	12,767	25,917
Patterson-UTI Energy, Inc.	81,973	192,637
ProPetro Holding Corp. (A)	16,836	42,090
RPC, Inc. (B)	12,008	24,736
Schlumberger, Ltd.	264,085	3,562,507
SEACOR Holdings, Inc. (A)	3,318	89,453
SEACOR Marine Holdings, Inc. (A)	4,417	19,346
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Select Energy Services, Inc., Class A (A)	12,227	$39,493
Solaris Oilfield Infrastructure, Inc., Class A (B)	6,287	33,007
TechnipFMC PLC	80,165	540,312
Tenaris SA	98,074	591,663
Tidewater, Inc. (A)	8,089	57,270
Transocean, Ltd. (A)(B)	242,348	281,124
U.S. Silica Holdings, Inc.	16,062	28,912
Worley, Ltd.	70,116	260,190
		10,625,376
Oil, gas and consumable fuels – 2.7%
Aker BP ASA	22,482	282,004
Antero Midstream Corp. (B)	125,154	262,823
Apache Corp.	71,732	299,840
Arch Coal, Inc., Class A (B)	2,919	84,359
Ardmore Shipping Corp.	6,676	35,049
Berry Corp.	12,932	31,166
Bonanza Creek Energy, Inc. (A)	3,939	44,314
BP PLC	4,239,118	17,384,387
Brigham Minerals, Inc., Class A	5,875	48,586
Cabot Oil & Gas Corp.	77,816	1,337,657
California Resources Corp. (A)(B)	10,067	10,067
Callon Petroleum Company (A)	77,985	42,728
Caltex Australia, Ltd.	51,956	701,551
Chevron Corp.	360,701	26,136,394
Cimarex Energy Company	42,899	721,990
Clean Energy Fuels Corp. (A)	26,480	47,134
CNX Resources Corp. (A)	114,838	610,938
Comstock Resources, Inc. (A)	3,384	18,240
Concho Resources, Inc.	38,348	1,643,212
ConocoPhillips	209,314	6,446,871
CONSOL Energy, Inc. (A)(B)	5,189	19,147
CVR Energy, Inc.	5,785	95,626
Delek US Holdings, Inc. (B)	14,285	225,132
Denbury Resources, Inc. (A)	98,588	18,199
Devon Energy Corp.	73,824	510,124
DHT Holdings, Inc. (B)	21,052	161,469
Diamond S Shipping, Inc. (A)	5,213	61,566
Diamondback Energy, Inc.	30,739	805,362
Dorian LPG, Ltd. (A)	5,233	45,579
Energy Fuels, Inc. (A)(B)	21,022	24,806
Eni SpA	529,215	5,259,055
EOG Resources, Inc.	110,977	3,986,294
EQT Corp.	107,719	761,573
Equinor ASA	208,431	2,598,328
Equitrans Midstream Corp. (B)	85,872	431,936
Evolution Petroleum Corp.	7,823	20,418
Exxon Mobil Corp.	807,123	30,646,460
Falcon Minerals Corp.	9,193	19,765
Galp Energia SGPS SA	104,186	1,191,489
GasLog, Ltd.	8,200	29,684
Golar LNG, Ltd.	18,438	145,291
Green Plains, Inc. (B)	6,772	32,844
Gulfport Energy Corp. (A)(B)	35,849	15,942
Hess Corp.	49,407	1,645,253
HollyFrontier Corp.	28,324	694,221
Idemitsu Kosan Company, Ltd. (B)	40,786	930,886
Inpex Corp.	212,941	1,194,612
International Seaways, Inc.	4,901	117,085
JXTG Holdings, Inc.	657,811	2,241,416
Kinder Morgan, Inc.	371,574	5,172,310
Koninklijke Vopak NV	14,668	770,218
Laredo Petroleum, Inc. (A)(B)	39,659	15,062
Lundin Petroleum AB	38,659	729,749

216

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Magnolia Oil & Gas Corp., Class A (A)(B)	20,620	$82,480
Marathon Oil Corp.	152,594	502,034
Marathon Petroleum Corp.	123,864	2,925,668
Matador Resources Company (A)	68,825	170,686
Murphy Oil Corp. (B)	62,938	385,810
NACCO Industries, Inc., Class A	738	20,649
Neste OYJ	88,030	2,926,780
Noble Energy, Inc.	91,240	551,090
Nordic American Tankers, Ltd.	26,770	121,268
Northern Oil and Gas, Inc. (A)(B)	61,509	40,787
Oasis Petroleum, Inc. (A)(B)	66,793	23,378
Occidental Petroleum Corp.	170,408	1,973,325
Oil Search, Ltd.	285,669	414,293
OMV AG	30,682	839,670
ONEOK, Inc.	78,800	1,718,628
Origin Energy, Ltd.	366,493	984,850
Overseas Shipholding Group, Inc., Class A (A)	12,946	29,387
Panhandle Oil and Gas, Inc., Class A	3,805	14,040
Par Pacific Holdings, Inc. (A)	6,803	48,301
PBF Energy, Inc., Class A	42,923	303,895
PDC Energy, Inc. (A)	19,710	122,399
Peabody Energy Corp.	13,373	38,782
Phillips 66	84,765	4,547,642
Pioneer Natural Resources Company	31,599	2,216,670
QEP Resources, Inc.	52,058	17,413
Renewable Energy Group, Inc. (A)(B)	7,136	146,502
Repsol SA	299,333	2,670,424
REX American Resources Corp. (A)	1,069	49,719
Royal Dutch Shell PLC, A Shares	890,272	15,467,297
Royal Dutch Shell PLC, B Shares	777,481	13,041,514
Santos, Ltd.	368,504	756,816
Scorpio Tankers, Inc.	8,540	163,285
SFL Corp., Ltd. (B)	15,087	142,874
SM Energy Company	23,147	28,239
Southwestern Energy Company (A)(B)	105,598	178,461
Talos Energy, Inc. (A)	4,209	24,202
Teekay Corp. (A)	13,710	43,324
Teekay Tankers, Ltd., Class A (A)	4,650	103,416
Tellurian, Inc. (A)(B)	20,459	18,493
The Williams Companies, Inc.	231,209	3,271,607
TOTAL SA	499,396	18,816,629
Uranium Energy Corp. (A)(B)	40,413	22,631
Valero Energy Corp.	78,336	3,553,321
W&T Offshore, Inc. (A)	19,375	32,938
Washington H. Soul Pattinson & Company, Ltd.	24,939	257,705
Whiting Petroleum Corp. (A)(B)	18,936	12,695
Woodside Petroleum, Ltd.	194,841	2,162,046
World Fuel Services Corp.	40,003	1,007,276
WPX Energy, Inc. (A)	175,601	535,583
		200,333,133
		210,958,509
Financials – 12.8%
Banks – 5.5%
1st Constitution Bancorp	1,535	20,339
1st Source Corp.	2,636	85,485
ABN AMRO Bank NV (C)	87,874	713,077
ACNB Corp.	1,665	49,950
AIB Group PLC (A)	168,652	187,006
Allegiance Bancshares, Inc.	3,669	88,460
Amalgamated Bank, Class A	2,743	29,679
Amerant Bancorp, Inc. (A)(B)	3,786	58,267
American National Bankshares, Inc.	2,297	54,898
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Ameris Bancorp	11,813	$280,677
Ames National Corp.	1,891	38,671
Aozora Bank, Ltd.	24,427	466,170
Arrow Financial Corp.	2,460	68,560
Associated Banc-Corp.	67,141	858,733
Atlantic Capital Bancshares, Inc. (A)	4,284	50,851
Atlantic Union Bankshares Corp.	15,412	337,523
Australia & New Zealand Banking Group, Ltd.	589,706	6,184,480
Banc of California, Inc.	8,675	69,400
BancFirst Corp.	3,546	118,330
Banco Bilbao Vizcaya Argentaria SA	1,386,221	4,292,504
Banco de Sabadell SA	1,186,048	599,803
Banco Espirito Santo SA (A)	625,609	1,000
Banco Santander SA	3,456,654	8,222,756
BancorpSouth Bank	59,526	1,126,232
Bank First Corp.	1,102	61,712
Bank Hapoalim BM	247,094	1,480,555
Bank Leumi Le-Israel BM	321,195	1,771,057
Bank of America Corp.	1,544,310	32,785,701
Bank of Commerce Holdings	3,994	31,433
Bank of Hawaii Corp.	16,970	937,423
Bank of Ireland Group PLC	200,668	374,059
Bank of Marin Bancorp	2,588	77,640
Bank OZK	50,937	850,648
BankFinancial Corp.	3,237	28,518
Bankia SA	253,929	276,902
Bankinter SA	139,957	507,712
Bankwell Financial Group, Inc.	1,509	23,027
Banner Corp.	6,797	224,573
Bar Harbor Bankshares	3,130	54,086
Barclays PLC	3,587,164	4,076,569
Baycom Corp. (A)(B)	2,343	28,233
BCB Bancorp, Inc.	3,286	34,996
Bendigo & Adelaide Bank, Ltd.	101,954	391,693
Berkshire Hills Bancorp, Inc.	8,837	131,318
BNP Paribas SA	233,890	6,828,469
BOC Hong Kong Holdings, Ltd.	768,741	2,110,209
Boston Private Financial Holdings, Inc.	16,357	116,953
Bridge Bancorp, Inc.	3,213	67,987
Brookline Bancorp, Inc.	15,109	170,430
Bryn Mawr Bank Corp.	3,829	108,667
Business First Bancshares, Inc.	2,616	35,316
Byline Bancorp, Inc.	4,598	47,681
C&F Financial Corp.	709	28,289
Cadence BanCorp	24,405	159,853
CaixaBank SA	745,451	1,379,535
Cambridge Bancorp (B)	924	48,048
Camden National Corp.	2,849	89,601
Capital Bancorp, Inc. (A)	1,988	24,890
Capital City Bank Group, Inc.	2,610	52,513
Capstar Financial Holdings, Inc.	3,339	33,023
Carolina Financial Corp.	4,506	116,570
Carter Bank & Trust	4,529	41,576
Cathay General Bancorp	46,606	1,069,608
CBTX, Inc.	3,712	65,962
CenterState Bank Corp.	23,276	401,045
Central Pacific Financial Corp.	5,294	84,175
Central Valley Community Bancorp	2,563	33,422
Century Bancorp, Inc., Class A	601	37,406
Chemung Financial Corp.	814	26,846
CIT Group, Inc.	39,912	688,881
Citigroup, Inc.	416,465	17,541,506
Citizens & Northern Corp.	2,240	44,800
Citizens Financial Group, Inc.	82,927	1,559,857

217

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
City Holding Company	2,965	$197,261
Civista Bancshares, Inc.	3,115	46,600
CNB Financial Corp.	2,933	55,346
Coastal Financial Corp. (A)	1,802	18,939
Codorus Valley Bancorp, Inc.	1,902	30,622
Colony Bankcorp, Inc.	1,698	21,225
Columbia Banking System, Inc.	13,869	371,689
Comerica, Inc.	27,499	806,821
Commerce Bancshares, Inc. (B)	43,700	2,200,295
Commerzbank AG	207,807	739,760
Commonwealth Bank of Australia	368,351	13,897,891
Community Bank System, Inc.	9,715	571,242
Community Bankers Trust Corp.	4,938	23,949
Community Trust Bancorp, Inc.	2,912	92,572
Concordia Financial Group, Ltd.	219,146	637,853
ConnectOne Bancorp, Inc.	6,479	87,078
Credit Agricole SA	239,561	1,695,107
CrossFirst Bankshares, Inc. (A)	9,291	78,044
Cullen/Frost Bankers, Inc. (B)	23,990	1,338,402
Customers Bancorp, Inc. (A)	5,439	59,448
CVB Financial Corp.	25,744	516,167
Danske Bank A/S	134,259	1,494,222
DBS Group Holdings, Ltd.	373,183	4,869,348
Dime Community Bancshares, Inc.	6,249	85,674
DNB ASA	197,131	2,196,223
Eagle Bancorp, Inc.	6,398	193,284
East West Bancorp, Inc.	61,362	1,579,458
Enterprise Financial Services Corp.	4,619	128,916
Equity Bancshares, Inc., Class A (A)	3,019	52,078
Erste Group Bank AG	62,559	1,145,311
Esquire Financial Holdings, Inc. (A)	1,456	21,913
Evans Bancorp, Inc.	982	23,872
Farmers & Merchants Bancorp, Inc. (B)	1,570	40,679
Farmers National Banc Corp.	4,945	57,510
FB Financial Corp.	3,198	63,065
Fidelity D&D Bancorp, Inc.	520	26,530
Fifth Third Bancorp	135,376	2,010,334
Financial Institutions, Inc.	3,007	54,547
FinecoBank Banca Fineco SpA	126,445	1,137,635
First Bancorp (NC)	5,569	128,533
First Bancorp (PR)	41,537	220,977
First Bancorp, Inc.	1,939	42,658
First Bank	3,862	26,802
First Busey Corp.	9,751	166,840
First Business Financial Services, Inc.	1,605	24,878
First Capital, Inc.	575	34,443
First Choice Bancorp	2,101	31,536
First Commonwealth Financial Corp.	18,800	171,832
First Community Bankshares, Inc.	3,490	81,317
First Financial Bancorp	18,839	280,889
First Financial Bankshares, Inc. (B)	82,240	2,207,322
First Financial Corp.	2,487	83,862
First Foundation, Inc.	7,599	77,662
First Horizon National Corp.	131,120	1,056,827
First Internet Bancorp	1,984	32,577
First Interstate BancSystem, Inc., Class A	7,293	210,330
First Merchants Corp.	10,368	274,648
First Mid Bancshares, Inc.	2,879	68,347
First Midwest Bancorp, Inc.	20,580	272,376
First Northwest Bancorp	2,103	22,860
First Republic Bank	32,147	2,645,055
Flushing Financial Corp.	5,345	71,409
FNB Corp.	136,911	1,009,034
FNCB Bancorp, Inc.	3,680	25,429
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Franklin Financial Network, Inc. (B)	2,536	$51,709
Franklin Financial Services Corp.	838	23,003
Fukuoka Financial Group, Inc.	35,620	469,880
Fulton Financial Corp.	99,876	1,147,575
FVCBankcorp, Inc. (A)	2,817	37,522
German American Bancorp, Inc.	4,741	130,140
Glacier Bancorp, Inc.	16,665	566,693
Great Southern Bancorp, Inc.	2,085	84,234
Great Western Bancorp, Inc.	10,904	223,314
Guaranty Bancshares, Inc.	1,673	38,713
Hancock Whitney Corp.	53,371	1,041,802
Hang Seng Bank, Ltd.	158,890	2,707,051
Hanmi Financial Corp.	6,279	68,127
HarborOne Bancorp, Inc. (A)	5,168	38,915
Hawthorn Bancshares, Inc.	1,157	21,231
HBT Financial, Inc.	1,966	20,702
Heartland Financial USA, Inc.	6,725	203,095
Heritage Commerce Corp.	10,776	82,652
Heritage Financial Corp.	7,164	143,280
Hilltop Holdings, Inc.	13,376	202,245
Home BancShares, Inc.	95,262	1,142,191
HomeTrust Bancshares, Inc.	3,096	49,288
Hope Bancorp, Inc.	23,411	192,438
Horizon Bancorp, Inc.	7,249	71,475
Howard Bancorp, Inc. (A)	2,741	29,767
HSBC Holdings PLC	4,200,749	23,582,034
Huntington Bancshares, Inc.	197,008	1,617,436
IBERIABANK Corp.	10,047	363,300
Independent Bank Corp. (Massachusetts)	6,398	411,839
Independent Bank Corp. (Michigan)	4,124	53,076
Independent Bank Group, Inc. (B)	6,914	163,724
ING Groep NV (B)	810,500	4,153,077
International Bancshares Corp.	34,866	937,198
Intesa Sanpaolo SpA	3,093,571	5,005,581
Investar Holding Corp.	2,156	27,532
Investors Bancorp, Inc.	43,496	347,533
Israel Discount Bank, Ltd., Class A	259,046	755,343
Japan Post Bank Company, Ltd. (B)	83,800	773,902
JPMorgan Chase & Co.	598,314	53,866,209
KBC Group NV	51,894	2,354,698
KeyCorp	187,890	1,948,419
Lakeland Bancorp, Inc.	9,687	104,716
Lakeland Financial Corp.	4,658	171,182
LCNB Corp.	2,599	32,747
Level One Bancorp, Inc.	1,136	20,448
Live Oak Bancshares, Inc. (B)	5,207	64,931
Lloyds Banking Group PLC	14,585,790	5,702,330
M&T Bank Corp.	25,173	2,603,643
Macatawa Bank Corp.	5,626	40,057
MainStreet Bancshares, Inc. (A)	1,464	24,537
Malvern Bancorp, Inc. (A)	1,520	18,620
Mebuki Financial Group, Inc.	181,900	368,952
Mediobanca Banca di Credito Finanziario SpA	128,779	702,255
Mercantile Bank Corp.	3,172	67,151
Metrocity Bankshares, Inc.	3,250	38,155
Metropolitan Bank Holding Corp. (A)	1,418	38,187
Mid Penn Bancorp, Inc.	1,406	28,472
Midland States Bancorp, Inc.	4,266	74,612
MidWestOne Financial Group, Inc.	2,355	49,314
Mitsubishi UFJ Financial Group, Inc.	2,557,868	9,570,398
Mizrahi Tefahot Bank, Ltd.	31,956	588,172
Mizuho Financial Group, Inc.	5,013,200	5,751,540
MutualFirst Financial, Inc.	1,196	33,727
MVB Financial Corp.	2,050	26,138

218

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
National Australia Bank, Ltd.	599,760	$6,152,264
National Bank Holdings Corp., Class A	5,551	132,669
National Bankshares, Inc.	1,312	41,853
NBT Bancorp, Inc. (B)	8,245	267,056
Nicolet Bankshares, Inc. (A)	1,751	95,570
Nordea Bank ABP	673,556	3,789,028
Northeast Bank	1,896	22,107
Northrim BanCorp, Inc.	1,340	36,180
Norwood Financial Corp.	1,142	30,491
OFG Bancorp	9,903	110,716
Ohio Valley Banc Corp.	864	25,903
Old National Bancorp	32,383	427,132
Old Second Bancorp, Inc.	6,553	45,281
Opus Bank	4,181	72,457
Origin Bancorp, Inc.	3,732	75,573
Orrstown Financial Services, Inc.	2,310	31,809
Oversea-Chinese Banking Corp., Ltd.	674,024	4,083,864
Pacific Mercantile Bancorp (A)	4,840	22,796
Pacific Premier Bancorp, Inc.	11,246	211,875
PacWest Bancorp	50,492	904,817
Park National Corp.	2,462	191,150
Parke Bancorp, Inc.	2,109	28,450
PCB Bancorp	2,860	27,971
Peapack Gladstone Financial Corp.	3,591	64,458
Penns Woods Bancorp, Inc.	1,311	31,857
Peoples Bancorp of North Carolina, Inc.	1,101	22,416
Peoples Bancorp, Inc.	3,450	76,418
Peoples Financial Services Corp.	1,204	47,847
People's United Financial, Inc. (B)	84,720	936,156
People's Utah Bancorp	3,154	61,093
Pinnacle Financial Partners, Inc.	30,327	1,138,476
Preferred Bank	2,629	88,913
Premier Financial Bancorp, Inc.	2,762	34,249
Prosperity Bancshares, Inc.	39,779	1,919,337
QCR Holdings, Inc.	2,807	75,985
Raiffeisen Bank International AG	30,717	441,840
RBB Bancorp	3,472	47,636
Red River Bancshares, Inc.	1,014	37,741
Regions Financial Corp.	184,014	1,650,606
Reliant Bancorp, Inc.	2,285	25,752
Renasant Corp.	10,828	236,484
Republic Bancorp, Inc., Class A	1,866	61,634
Republic First Bancorp, Inc. (A)	10,441	22,866
Resona Holdings, Inc.	433,746	1,300,503
Richmond Mutual Bancorporation, Inc. (A)	2,857	29,141
S&T Bancorp, Inc.	7,166	195,775
Sandy Spring Bancorp, Inc.	6,612	149,696
SB One Bancorp	1,828	31,076
Seacoast Banking Corp. of Florida (A)	9,766	178,815
Select Bancorp, Inc. (A)	3,726	28,429
ServisFirst Bancshares, Inc.	9,180	269,158
Seven Bank, Ltd.	121,640	313,931
Shinsei Bank, Ltd.	40,166	531,990
Shore Bancshares, Inc.	2,841	30,825
Sierra Bancorp	3,013	52,969
Signature Bank	22,749	1,828,792
Simmons First National Corp., Class A	18,404	338,634
Skandinaviska Enskilda Banken AB, A Shares	338,286	2,265,520
SmartFinancial, Inc.	2,736	41,615
Societe Generale SA	168,478	2,760,030
South Plains Financial, Inc.	2,107	32,637
South State Corp.	6,407	376,283
Southern First Bancshares, Inc. (A)	1,461	41,449
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Southern National Bancorp of Virginia, Inc.	4,136	$40,698
Southside Bancshares, Inc. (B)	6,031	183,282
Spirit of Texas Bancshares, Inc. (A)	2,923	30,224
Standard Chartered PLC	566,781	3,133,615
Sterling Bancorp	85,136	889,671
Stock Yards Bancorp, Inc.	3,824	110,628
Sumitomo Mitsui Financial Group, Inc.	276,458	6,716,100
Sumitomo Mitsui Trust Holdings, Inc.	68,883	1,979,020
Summit Financial Group, Inc.	2,008	42,590
SVB Financial Group (A)	9,837	1,486,174
Svenska Handelsbanken AB, A Shares (A)	319,192	2,632,409
Swedbank AB, A Shares (B)	188,198	2,075,679
Synovus Financial Corp.	61,749	1,084,312
TCF Financial Corp.	64,641	1,464,765
Texas Capital Bancshares, Inc. (A)	21,204	470,093
The Bancorp, Inc. (A)	9,526	57,823
The Bank of East Asia, Ltd.	270,399	577,847
The Bank of Kyoto, Ltd.	11,014	349,056
The Bank of NT Butterfield & Son, Ltd.	10,528	179,292
The Bank of Princeton	1,201	27,923
The Chiba Bank, Ltd. (B)	112,864	491,315
The Community Financial Corp.	1,006	22,233
The First Bancshares, Inc.	3,206	61,138
The First of Long Island Corp.	4,536	78,700
The PNC Financial Services Group, Inc.	83,585	8,000,756
The Royal Bank of Scotland Group PLC	1,005,603	1,386,600
The Shizuoka Bank, Ltd.	93,708	568,967
Tompkins Financial Corp.	2,676	192,137
Towne Bank	12,811	231,751
TriCo Bancshares	5,041	150,323
TriState Capital Holdings, Inc. (A)	5,323	51,473
Triumph Bancorp, Inc. (A)	4,481	116,506
Truist Financial Corp.	255,820	7,889,489
Trustmark Corp.	39,524	920,909
U.S. Bancorp	271,125	9,340,256
UMB Financial Corp.	26,691	1,237,929
Umpqua Holdings Corp.	92,791	1,011,422
UniCredit SpA	417,853	3,232,754
United Bankshares, Inc.	61,608	1,421,913
United Community Banks, Inc.	15,175	277,854
United Overseas Bank, Ltd.	262,039	3,595,185
Unity Bancorp, Inc.	1,516	17,737
Univest Financial Corp.	5,456	89,042
Valley National Bancorp	239,759	1,752,638
Veritex Holdings, Inc.	9,598	134,084
Washington Trust Bancorp, Inc.	2,901	106,061
Webster Financial Corp.	38,779	888,039
Wells Fargo & Company	734,179	21,070,937
WesBanco, Inc.	12,556	297,577
West Bancorporation, Inc.	3,234	52,876
Westamerica Bancorporation	5,018	294,958
Westpac Banking Corp.	726,079	7,457,410
Wintrust Financial Corp.	24,048	790,217
Zions Bancorp NA	32,518	870,182
		412,646,017
Capital markets – 2.5%
3i Group PLC	202,391	1,961,092
Affiliated Managers Group, Inc.	20,762	1,227,865
Ameriprise Financial, Inc.	24,168	2,476,737
Amundi SA (C)	12,593	728,623
Ares Management Corp., Class A	13,762	425,659
Artisan Partners Asset Management, Inc., Class A	9,660	207,593

219

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Assetmark Financial Holdings, Inc. (A)	2,709	$55,237
ASX, Ltd.	40,329	1,893,071
B. Riley Financial, Inc.	3,972	73,164
BlackRock, Inc.	22,496	9,897,565
Blucora, Inc. (A)	9,590	115,560
Brightsphere Investment Group, Inc.	13,095	83,677
Cboe Global Markets, Inc.	21,148	1,887,459
CME Group, Inc.	68,361	11,820,301
Cohen & Steers, Inc.	4,386	199,344
Cowen, Inc., Class A (B)	5,421	52,367
Credit Suisse Group AG (A)	531,596	4,290,696
Daiwa Securities Group, Inc.	318,208	1,229,650
Deutsche Bank AG (B)	408,479	2,596,733
Deutsche Boerse AG	39,544	5,432,709
Diamond Hill Investment Group, Inc.	613	55,317
Donnelley Financial Solutions, Inc. (A)	6,688	35,246
E*TRADE Financial Corp.	43,096	1,479,055
Eaton Vance Corp.	47,675	1,537,519
Ellington Financial, Inc.	6,781	38,720
Evercore, Inc., Class A	16,469	758,562
FactSet Research Systems, Inc.	15,989	4,168,013
Federated Hermes, Inc.	59,038	1,124,674
Focus Financial Partners, Inc., Class A (A)	6,075	139,786
Franklin Resources, Inc.	53,206	888,008
GAIN Capital Holdings, Inc.	4,041	22,549
Greenhill & Company, Inc.	3,086	30,366
Hamilton Lane, Inc., Class A	4,239	234,459
Hargreaves Lansdown PLC (B)	59,211	1,006,046
Hong Kong Exchanges & Clearing, Ltd.	248,671	7,450,009
Houlihan Lokey, Inc. (B)	8,067	420,452
Interactive Brokers Group, Inc., Class A	32,339	1,396,075
Intercontinental Exchange, Inc.	106,224	8,577,588
INTL. FCStone, Inc. (A)	3,128	113,421
Invesco, Ltd.	70,999	644,671
Janus Henderson Group PLC	65,570	1,004,532
Japan Exchange Group, Inc.	106,000	1,860,186
Julius Baer Group, Ltd. (A)	46,537	1,558,871
Legg Mason, Inc.	34,381	1,679,512
London Stock Exchange Group PLC	65,503	5,859,624
Macquarie Group, Ltd.	67,313	3,584,951
Magellan Financial Group, Ltd.	26,520	703,356
MarketAxess Holdings, Inc.	7,234	2,405,811
Moelis & Company, Class A	9,170	257,677
Moody's Corp.	30,973	6,550,790
Morgan Stanley	234,660	7,978,440
MSCI, Inc.	16,159	4,669,305
Nasdaq, Inc.	21,888	2,078,266
Natixis SA	196,495	625,686
Nomura Holdings, Inc.	690,513	2,914,034
Northern Trust Corp.	40,418	3,049,942
Oppenheimer Holdings, Inc., Class A	1,893	37,406
Partners Group Holding AG	3,889	2,662,665
Piper Sandler Companies	2,591	131,027
PJT Partners, Inc., Class A	4,369	189,571
Pzena Investment Management, Inc., Class A	4,042	18,027
Raymond James Financial, Inc.	23,552	1,488,486
S&P Global, Inc.	46,622	11,424,721
Safeguard Scientifics, Inc.	4,392	24,376
SBI Holdings, Inc.	49,190	716,715
Schroders PLC	25,861	790,623
Sculptor Capital Management, Inc.	3,218	43,572
SEI Investments Company	53,183	2,464,500
Siebert Financial Corp. (A)	1,719	12,411
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Singapore Exchange, Ltd.	167,648	$1,079,728
St. James's Place PLC	110,632	1,033,073
Standard Life Aberdeen PLC	499,076	1,377,352
State Street Corp.	69,364	3,695,020
Stifel Financial Corp.	41,615	1,717,867
T. Rowe Price Group, Inc.	44,576	4,352,846
The Bank of New York Mellon Corp.	160,085	5,391,663
The Charles Schwab Corp.	218,090	7,332,186
The Goldman Sachs Group, Inc.	60,791	9,397,681
UBS Group AG (A)	802,793	7,358,490
Virtus Investment Partners, Inc.	1,251	95,214
Waddell & Reed Financial, Inc., Class A (B)	13,151	149,658
Westwood Holdings Group, Inc.	1,679	30,742
WisdomTree Investments, Inc.	27,134	63,222
		186,635,463
Consumer finance – 0.3%
Acom Company, Ltd.	83,310	338,317
AEON Financial Service Company, Ltd.	23,453	250,574
American Express Company	127,996	10,957,738
Capital One Financial Corp.	88,841	4,479,363
Credit Saison Company, Ltd.	32,699	379,366
Curo Group Holdings Corp.	3,291	17,442
Discover Financial Services	59,797	2,132,959
Encore Capital Group, Inc. (A)	6,010	140,514
Enova International, Inc. (A)	6,280	90,997
EZCORP, Inc., Class A (A)	10,058	41,942
FirstCash, Inc.	25,950	1,861,653
Green Dot Corp., Class A (A)	9,352	237,447
Isracard, Ltd.	12,216	32,684
LendingClub Corp. (A)	13,212	103,714
LendingTree, Inc. (A)	3,232	592,716
Navient Corp.	71,687	543,387
Nelnet, Inc., Class A	3,447	156,528
Oportun Financial Corp. (A)(B)	1,481	15,625
PRA Group, Inc. (A)	8,709	241,413
Regional Management Corp. (A)	1,704	23,277
SLM Corp.	177,888	1,279,015
Synchrony Financial	113,406	1,824,703
World Acceptance Corp. (A)(B)	1,095	59,798
		25,801,172
Diversified financial services – 1.1%
AMP, Ltd. (A)	697,835	569,882
Banco Latinoamericano de Comercio Exterior SA, Class E	5,864	60,458
Berkshire Hathaway, Inc., Class B (A)	373,132	68,219,724
Cannae Holdings, Inc. (A)	14,200	475,558
Challenger, Ltd.	114,542	279,783
Eurazeo SE	8,182	367,123
EXOR NV	22,552	1,162,311
FGL Holdings (B)	28,040	274,792
Groupe Bruxelles Lambert SA	16,813	1,322,864
Industrivarden AB, C Shares (B)	34,654	663,538
Investor AB, B Shares	94,782	4,275,963
Jefferies Financial Group, Inc.	100,790	1,377,799
Kinnevik AB, B Shares	50,329	820,836
L E Lundbergforetagen AB, B Shares	15,839	642,076
M&G PLC (A)	532,074	740,119
Marlin Business Services Corp.	1,850	20,665
Mitsubishi UFJ Lease & Finance Company, Ltd.	83,796	410,164
NewStar Financial, Inc. (A)(D)	6,344	1,532
ORIX Corp.	275,483	3,286,695
Pargesa Holding SA, Bearer Shares	8,083	533,666
Tokyo Century Corp. (B)	8,900	278,489

220

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified financial services (continued)
Wendel SA	5,651	$448,428
		86,232,465
Insurance – 3.3%
Admiral Group PLC	39,370	1,084,255
Aegon NV	370,528	925,357
Aflac, Inc.	140,021	4,794,319
Ageas	37,112	1,546,530
AIA Group, Ltd.	2,515,535	22,525,694
Alleghany Corp.	6,065	3,350,003
Allianz SE	88,321	15,040,837
Ambac Financial Group, Inc. (A)	8,696	107,309
American Equity Investment Life Holding Company	17,411	327,327
American Financial Group, Inc.	31,537	2,210,113
American International Group, Inc.	165,951	4,024,312
AMERISAFE, Inc.	3,643	234,864
Aon PLC	44,664	7,371,347
Argo Group International Holdings, Ltd.	6,284	232,885
Arthur J. Gallagher & Company	35,581	2,900,207
Assicurazioni Generali SpA	228,594	3,096,257
Assurant, Inc.	11,567	1,204,009
Aviva PLC	814,541	2,678,008
AXA SA	401,945	6,805,707
Baloise Holding AG	10,149	1,323,144
Benefytt Technologies, Inc. (A)(B)	1,900	42,541
Brighthouse Financial, Inc. (A)	46,040	1,112,787
Brown & Brown, Inc.	98,536	3,568,974
BRP Group, Inc., Class A (A)	3,533	37,273
Chubb, Ltd.	86,452	9,655,824
Cincinnati Financial Corp.	28,984	2,186,843
Citizens, Inc. (A)	9,931	64,750
CNO Financial Group, Inc.	92,518	1,146,298
CNP Assurances	35,735	346,007
Crawford & Company, Class A	3,417	24,602
Dai-ichi Life Holdings, Inc.	224,337	2,664,031
Direct Line Insurance Group PLC	285,815	1,043,425
Donegal Group, Inc., Class A	1,988	30,218
eHealth, Inc. (A)	4,392	618,481
Employers Holdings, Inc.	6,020	243,870
Enstar Group, Ltd. (A)	2,196	349,274
Everest Re Group, Ltd.	7,779	1,496,835
FBL Financial Group, Inc., Class A	1,932	90,166
FedNat Holding Company	2,477	28,436
First American Financial Corp.	47,334	2,007,435
Genworth Financial, Inc., Class A (A)	309,725	1,028,287
Gjensidige Forsikring ASA	41,729	710,612
Global Indemnity, Ltd.	1,612	41,106
Globe Life, Inc. (B)	19,004	1,367,718
Goosehead Insurance, Inc., Class A (A)(B)	2,187	97,606
Greenlight Capital Re, Ltd., Class A (A)(B)	6,093	36,253
Hannover Rueck SE	12,556	1,772,978
HCI Group, Inc.	1,186	47,737
Heritage Insurance Holdings, Inc.	5,335	57,138
Horace Mann Educators Corp.	7,960	291,256
Independence Holding Company	968	24,742
Insurance Australia Group, Ltd.	481,234	1,815,720
Investors Title Company	265	33,920
James River Group Holdings, Ltd.	5,696	206,423
Japan Post Holdings Company, Ltd.	327,700	2,563,470
Japan Post Insurance Company, Ltd.	46,800	578,216
Kemper Corp.	26,398	1,963,219
Kinsale Capital Group, Inc.	3,894	407,040
Legal & General Group PLC	1,240,614	2,931,197
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Lincoln National Corp.	37,833	$995,765
Loews Corp.	48,796	1,699,565
Mapfre SA	224,837	381,413
Marsh & McLennan Companies, Inc.	96,270	8,323,504
MBIA, Inc. (A)	14,849	106,022
Medibank Pvt., Ltd.	573,269	942,745
Mercury General Corp.	11,429	465,389
MetLife, Inc.	149,114	4,558,415
MS&AD Insurance Group Holdings, Inc.	98,751	2,755,264
Muenchener Rueckversicherungs-Gesellschaft AG	30,027	6,037,535
National General Holdings Corp.	13,086	216,573
National Western Life Group, Inc., Class A	447	76,884
NI Holdings, Inc. (A)	2,061	27,947
NN Group NV	63,699	1,731,067
Old Republic International Corp.	120,239	1,833,645
Palomar Holdings, Inc. (A)	3,567	207,457
Poste Italiane SpA (C)	108,656	914,539
Primerica, Inc.	17,428	1,542,029
Principal Financial Group, Inc.	49,261	1,543,840
ProAssurance Corp.	10,337	258,425
ProSight Global, Inc. (A)	1,851	18,047
Protective Insurance Corp., Class B	1,995	27,431
Prudential Financial, Inc.	76,685	3,998,356
Prudential PLC	540,917	6,777,603
QBE Insurance Group, Ltd.	273,589	1,425,123
Reinsurance Group of America, Inc.	26,382	2,219,781
RenaissanceRe Holdings, Ltd.	18,608	2,778,547
RLI Corp.	24,486	2,153,054
RSA Insurance Group PLC	214,523	1,119,469
Safety Insurance Group, Inc.	2,823	238,346
Sampo OYJ, A Shares	92,191	2,659,600
SCOR SE	32,968	725,337
Selective Insurance Group, Inc.	36,307	1,804,458
Sompo Holdings, Inc.	69,891	2,154,314
Sony Financial Holdings, Inc.	31,716	532,565
State Auto Financial Corp.	3,443	95,681
Stewart Information Services Corp.	4,543	121,162
Suncorp Group, Ltd.	262,614	1,458,364
Swiss Life Holding AG	6,987	2,345,159
Swiss Re AG	61,310	4,720,803
T&D Holdings, Inc.	115,725	938,140
The Allstate Corp.	61,798	5,668,731
The Hanover Insurance Group, Inc.	16,598	1,503,447
The Hartford Financial Services Group, Inc.	68,753	2,422,856
The Progressive Corp.	111,524	8,234,932
The Travelers Companies, Inc.	49,237	4,891,696
Third Point Reinsurance, Ltd. (A)	14,614	108,290
Tiptree, Inc.	4,576	23,887
Tokio Marine Holdings, Inc.	132,985	6,084,666
Trupanion, Inc. (A)(B)	5,620	146,289
Tryg A/S	25,144	611,999
United Fire Group, Inc.	4,061	132,429
United Insurance Holdings Corp.	4,265	39,409
Universal Insurance Holdings, Inc.	5,832	104,509
Unum Group	39,347	590,598
W.R. Berkley Corp.	27,680	1,444,066
Watford Holdings, Ltd. (A)	3,649	53,458
Willis Towers Watson PLC	24,527	4,165,911
Zurich Insurance Group AG	31,130	10,936,174
		244,607,902
Mortgage real estate investment trusts – 0.0%
AG Mortgage Investment Trust, Inc.	6,079	16,656

221

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mortgage real estate investment trusts (continued)
Anworth Mortgage Asset Corp.	21,775	$24,606
Apollo Commercial Real Estate Finance, Inc.	28,934	214,690
Ares Commercial Real Estate Corp.	5,571	38,941
Arlington Asset Investment Corp., Class A	7,583	16,607
ARMOUR Residential REIT, Inc.	11,061	97,447
Blackstone Mortgage Trust, Inc., Class A	24,102	448,779
Capstead Mortgage Corp.	18,679	78,452
Cherry Hill Mortgage Investment Corp.	3,521	21,830
Colony Credit Real Estate, Inc.	16,630	65,522
Dynex Capital, Inc.	4,433	46,281
Exantas Capital Corp.	5,955	16,436
Granite Point Mortgage Trust, Inc.	10,227	51,851
Great Ajax Corp.	3,551	22,584
Invesco Mortgage Capital, Inc.	30,837	105,154
KKR Real Estate Finance Trust, Inc.	4,469	67,080
Ladder Capital Corp.	20,236	95,919
New York Mortgage Trust, Inc.	71,821	111,323
Orchid Island Capital, Inc.	12,800	37,760
PennyMac Mortgage Investment Trust	18,366	195,047
Ready Capital Corp.	6,753	48,757
Redwood Trust, Inc.	21,108	106,806
TPG RE Finance Trust, Inc.	8,942	49,092
Western Asset Mortgage Capital Corp.	9,655	22,110
		1,999,730
Thrifts and mortgage finance – 0.1%
Axos Financial, Inc. (A)(B)	11,200	203,056
Bridgewater Bancshares, Inc. (A)	4,617	45,016
Capitol Federal Financial, Inc.	25,155	292,050
Columbia Financial, Inc. (A)	10,063	144,907
ESSA Bancorp, Inc.	2,035	27,778
Essent Group, Ltd.	18,460	486,236
Federal Agricultural Mortgage Corp., Class C	1,718	95,572
First Defiance Financial Corp.	7,338	108,162
Flagstar Bancorp, Inc.	6,502	128,935
FS Bancorp, Inc.	872	31,392
Hingham Institution for Savings	274	39,727
Home Bancorp, Inc.	1,562	38,144
HomeStreet, Inc.	4,327	96,189
Kearny Financial Corp.	15,385	132,157
Luther Burbank Corp.	4,025	36,909
Merchants Bancorp	1,745	26,489
Meridian Bancorp, Inc.	9,299	104,335
Meta Financial Group, Inc.	6,704	145,611
MMA Capital Holdings, Inc. (A)	980	24,235
Mr. Cooper Group, Inc. (A)	14,914	109,320
New York Community Bancorp, Inc.	196,924	1,849,116
NMI Holdings, Inc., Class A (A)	12,771	148,271
Northfield Bancorp, Inc.	8,644	96,726
Northwest Bancshares, Inc.	19,242	222,630
OceanFirst Financial Corp.	10,667	169,712
Ocwen Financial Corp. (A)	28,898	14,449
OP Bancorp	3,178	23,708
PCSB Financial Corp.	3,362	47,034
PennyMac Financial Services, Inc. (B)	4,693	103,762
Pioneer Bancorp, Inc. (A)	2,278	23,646
Provident Bancorp, Inc. (A)	2,134	18,395
Provident Financial Holdings, Inc.	1,267	19,296
Provident Financial Services, Inc.	11,672	150,102
Prudential Bancorp, Inc.	1,920	28,416
Radian Group, Inc.	38,788	502,305
Riverview Bancorp, Inc.	4,889	24,494
Southern Missouri Bancorp, Inc.	1,563	37,934
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
Sterling Bancorp, Inc.	3,747	$16,112
Territorial Bancorp, Inc.	1,576	38,691
Timberland Bancorp, Inc.	1,654	30,252
TrustCo Bank Corp.	19,327	104,559
Walker & Dunlop, Inc.	5,311	213,874
Washington Federal, Inc.	48,001	1,246,106
Waterstone Financial, Inc.	4,450	64,703
Western New England Bancorp, Inc.	5,182	35,030
WSFS Financial Corp.	9,786	243,867
		7,789,410
		965,712,159
Health care – 14.5%
Biotechnology – 2.1%
89bio, Inc. (A)(B)	591	14,923
AbbVie, Inc.	282,099	21,493,123
Abeona Therapeutics, Inc. (A)	11,001	23,102
ACADIA Pharmaceuticals, Inc. (A)(B)	21,724	917,839
Acceleron Pharma, Inc. (A)	8,689	780,880
Achillion Pharmaceuticals, Inc. (A)(D)	23,194	10,669
ADMA Biologics, Inc. (A)(B)	14,016	40,366
Aduro Biotech, Inc. (A)	13,053	35,765
Adverum Biotechnologies, Inc. (A)	12,212	119,311
Aeglea BioTherapeutics, Inc. (A)	5,404	25,183
Affimed NV (A)	15,158	23,950
Agenus, Inc. (A)(B)	21,234	52,023
Aimmune Therapeutics, Inc. (A)	8,802	126,925
Akcea Therapeutics, Inc. (A)	2,524	36,093
Akebia Therapeutics, Inc. (A)	23,004	174,370
Akero Therapeutics, Inc. (A)	1,658	35,150
Albireo Pharma, Inc. (A)	2,554	41,809
Alder Biopharmaceuticals, Inc. (A)(D)	13,115	17,784
Alector, Inc. (A)	6,681	161,213
Alexion Pharmaceuticals, Inc. (A)	42,213	3,790,305
Allakos, Inc. (A)	3,755	167,060
Allogene Therapeutics, Inc. (A)(B)	7,539	146,558
AMAG Pharmaceuticals, Inc. (A)	6,656	41,134
Amgen, Inc.	113,346	22,978,635
Amicus Therapeutics, Inc. (A)	49,461	457,020
AnaptysBio, Inc. (A)	4,858	68,644
Anavex Life Sciences Corp. (A)(B)	9,708	30,580
Anika Therapeutics, Inc. (A)	2,576	74,472
Apellis Pharmaceuticals, Inc. (A)	11,042	295,815
Applied Therapeutics, Inc. (A)	1,585	51,814
Aprea Therapeutics, Inc. (A)(B)	1,260	43,798
Arcus Biosciences, Inc. (A)	6,293	87,347
Arcutis Biotherapeutics, Inc. (A)	2,021	60,226
Ardelyx, Inc. (A)(B)	12,160	69,130
Arena Pharmaceuticals, Inc. (A)	9,751	409,542
Arrowhead Pharmaceuticals, Inc. (A)	61,496	1,769,240
Assembly Biosciences, Inc. (A)	5,541	82,173
Atara Biotherapeutics, Inc. (A)	10,077	85,755
Athenex, Inc. (A)	13,452	104,118
Athersys, Inc. (A)(B)	27,020	81,060
Atreca, Inc., Class A (A)	3,364	55,674
Avid Bioservices, Inc. (A)	10,989	56,154
Avrobio, Inc. (A)	4,569	71,094
Beam Therapeutics, Inc. (A)	2,398	43,164
BeiGene, Ltd., ADR (A)	7,500	923,325
Beyondspring, Inc. (A)(B)	2,633	33,729
BioCryst Pharmaceuticals, Inc. (A)(B)	30,344	60,688
Biogen, Inc. (A)	34,421	10,890,116
Biohaven Pharmaceutical Holding Company, Ltd. (A)	8,269	281,394
BioSpecifics Technologies Corp. (A)	1,201	67,941
Bioxcel Therapeutics, Inc. (A)	1,378	30,798

222

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Black Diamond Therapeutics, Inc. (A)(B)	2,342	$58,433
Blueprint Medicines Corp. (A)	10,347	605,093
Bridgebio Pharma, Inc. (A)(B)	14,471	419,659
Calithera Biosciences, Inc. (A)	10,984	48,769
CareDx, Inc. (A)	7,988	174,378
CASI Pharmaceuticals, Inc. (A)	11,439	23,336
Castle Biosciences, Inc. (A)	1,850	55,149
Catalyst Pharmaceuticals, Inc. (A)	18,772	72,272
Cellular Biomedicine Group, Inc. (A)	2,439	38,585
CEL-SCI Corp. (A)(B)	6,361	73,406
ChemoCentryx, Inc. (A)	7,861	315,855
Chimerix, Inc. (A)	10,235	14,738
Clovis Oncology, Inc. (A)	9,941	63,225
Coherus Biosciences, Inc. (A)	12,096	196,197
Concert Pharmaceuticals, Inc. (A)	5,304	46,887
Constellation Pharmaceuticals, Inc. (A)	3,642	114,468
Corbus Pharmaceuticals Holdings, Inc. (A)	12,918	67,690
Cortexyme, Inc. (A)	2,206	100,616
Crinetics Pharmaceuticals, Inc. (A)(B)	2,215	32,561
CSL, Ltd.	94,306	17,094,997
Cue Biopharma, Inc. (A)	3,888	55,171
Cyclerion Therapeutics, Inc. (A)	4,879	12,929
Cytokinetics, Inc. (A)(B)	10,907	128,594
CytomX Therapeutics, Inc. (A)	8,908	68,324
Deciphera Pharmaceuticals, Inc. (A)	4,052	166,821
Denali Therapeutics, Inc. (A)(B)	10,109	177,009
Dicerna Pharmaceuticals, Inc. (A)	10,317	189,523
Dynavax Technologies Corp. (A)	16,467	58,129
Eagle Pharmaceuticals, Inc. (A)	1,767	81,282
Editas Medicine, Inc. (A)(B)	10,007	198,439
Eidos Therapeutics, Inc. (A)	2,145	105,084
Eiger BioPharmaceuticals, Inc. (A)(B)	4,829	32,837
Emergent BioSolutions, Inc. (A)	8,796	508,937
Enanta Pharmaceuticals, Inc. (A)	3,694	189,982
Epizyme, Inc. (A)	15,014	232,867
Esperion Therapeutics, Inc. (A)	4,892	154,245
Exelixis, Inc. (A)	128,030	2,204,677
Fate Therapeutics, Inc. (A)	11,715	260,190
FibroGen, Inc. (A)	15,171	527,192
Five Prime Therapeutics, Inc. (A)	7,748	17,588
Flexion Therapeutics, Inc. (A)	6,636	52,225
Forty Seven, Inc. (A)	4,877	465,363
Frequency Therapeutics, Inc. (A)	1,196	21,301
G1 Therapeutics, Inc. (A)(B)	6,609	72,831
Galapagos NV (A)	9,014	1,770,145
Galectin Therapeutics, Inc. (A)	9,270	18,169
Genmab A/S (A)	13,509	2,713,533
Geron Corp. (A)(B)	36,905	43,917
Gilead Sciences, Inc.	241,338	18,042,429
Global Blood Therapeutics, Inc. (A)(B)	11,181	571,237
GlycoMimetics, Inc. (A)	7,631	17,399
Gossamer Bio, Inc. (A)	8,515	86,427
Grifols SA	61,988	2,073,955
Gritstone Oncology, Inc. (A)(B)	5,069	29,502
Halozyme Therapeutics, Inc. (A)(B)	26,859	483,193
Harpoon Therapeutics, Inc. (A)	1,588	18,389
Heron Therapeutics, Inc. (A)(B)	16,292	191,268
Homology Medicines, Inc. (A)	4,841	75,229
Hookipa Pharma, Inc. (A)	2,286	18,860
IGM Biosciences, Inc. (A)	963	54,072
ImmunoGen, Inc. (A)	32,875	112,104
Immunomedics, Inc. (A)	36,785	495,862
Incyte Corp. (A)	34,104	2,497,436
Inovio Pharmaceuticals, Inc. (A)(B)	18,464	137,372
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Insmed, Inc. (A)	17,249	$276,501
Intellia Therapeutics, Inc. (A)(B)	7,534	92,141
Intercept Pharmaceuticals, Inc. (A)	4,864	306,237
Invitae Corp. (A)	16,780	229,383
Iovance Biotherapeutics, Inc. (A)(B)	22,605	676,681
Ironwood Pharmaceuticals, Inc. (A)	30,240	305,122
Jounce Therapeutics, Inc. (A)	3,312	15,732
Kadmon Holdings, Inc. (A)(B)	31,102	130,317
KalVista Pharmaceuticals, Inc. (A)	2,648	20,257
Karuna Therapeutics, Inc. (A)	2,030	146,160
Karyopharm Therapeutics, Inc. (A)	11,499	220,896
Kezar Life Sciences, Inc. (A)	6,246	27,233
Kindred Biosciences, Inc. (A)	7,342	29,368
Kiniksa Pharmaceuticals, Ltd., Class A (A)(B)	2,729	42,245
Kodiak Sciences, Inc. (A)	5,409	258,009
Krystal Biotech, Inc. (A)	1,999	86,437
Kura Oncology, Inc. (A)	6,745	67,113
La Jolla Pharmaceutical Company (A)(B)	4,464	18,749
Lexicon Pharmaceuticals, Inc. (A)(B)	8,955	17,462
Ligand Pharmaceuticals, Inc. (A)(B)	10,252	745,525
Lineage Cell Therapeutics, Inc. (A)	25,122	20,804
MacroGenics, Inc. (A)	9,515	55,377
Madrigal Pharmaceuticals, Inc. (A)(B)	1,748	116,696
Magenta Therapeutics, Inc. (A)	3,863	24,260
MannKind Corp. (A)	37,476	38,600
MediciNova, Inc. (A)	8,680	32,290
MEI Pharma, Inc. (A)	20,925	33,689
MeiraGTx Holdings PLC (A)	3,369	45,279
Mersana Therapeutics, Inc. (A)	7,054	41,125
Millendo Therapeutics, Inc. (A)	2,611	13,786
Minerva Neurosciences, Inc. (A)	5,878	35,386
Mirati Therapeutics, Inc. (A)	5,739	441,157
Molecular Templates, Inc. (A)	3,939	52,349
Momenta Pharmaceuticals, Inc. (A)	21,903	595,762
Morphic Holding, Inc. (A)	2,125	31,195
Myriad Genetics, Inc. (A)	13,799	197,464
Natera, Inc. (A)	12,012	358,678
NextCure, Inc. (A)	2,786	103,277
Novavax, Inc. (A)	6,245	84,807
OPKO Health, Inc. (A)(B)	75,843	101,630
Oyster Point Pharma, Inc. (A)(B)	1,096	38,360
Palatin Technologies, Inc. (A)(B)	47,184	19,987
PDL BioPharma, Inc. (A)	21,804	61,487
PeptiDream, Inc. (A)	19,500	678,777
Pfenex, Inc. (A)	5,754	50,750
Pieris Pharmaceuticals, Inc. (A)	9,847	22,451
Portola Pharmaceuticals, Inc. (A)(B)	15,095	107,627
Precigen, Inc. (A)(B)	15,570	52,938
Precision BioSciences, Inc. (A)	7,093	42,771
Prevail Therapeutics, Inc. (A)	2,771	33,778
Principia Biopharma, Inc. (A)	3,552	210,918
Progenics Pharmaceuticals, Inc. (A)	17,246	65,535
Protagonist Therapeutics, Inc. (A)	3,620	25,557
Prothena Corp. PLC (A)	7,856	84,059
PTC Therapeutics, Inc. (A)	11,652	519,796
Puma Biotechnology, Inc. (A)(B)	6,065	51,189
Ra Pharmaceuticals, Inc. (A)	6,700	321,667
Radius Health, Inc. (A)	8,838	114,894
Regeneron Pharmaceuticals, Inc. (A)	15,238	7,440,563
REGENXBIO, Inc. (A)	6,455	209,013
Replimune Group, Inc. (A)	2,686	26,779
Retrophin, Inc. (A)	8,218	119,901
REVOLUTION Medicines, Inc. (A)	2,696	59,069
Rhythm Pharmaceuticals, Inc. (A)	5,768	87,789

223

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Rigel Pharmaceuticals, Inc. (A)	33,191	$51,778
Rocket Pharmaceuticals, Inc. (A)(B)	6,214	86,685
Rubius Therapeutics, Inc. (A)(B)	7,119	31,680
Sangamo Therapeutics, Inc. (A)	22,424	142,841
Savara, Inc. (A)	7,583	16,076
Scholar Rock Holding Corp. (A)	3,441	41,671
Seres Therapeutics, Inc. (A)(B)	8,015	28,614
Solid Biosciences, Inc. (A)	4,305	10,289
Sorrento Therapeutics, Inc. (A)(B)	25,476	46,876
Spectrum Pharmaceuticals, Inc. (A)	22,269	51,887
Spero Therapeutics, Inc. (A)	3,002	24,256
SpringWorks Therapeutics, Inc. (A)	2,032	54,864
Stemline Therapeutics, Inc. (A)	9,210	44,576
Stoke Therapeutics, Inc. (A)	3,309	75,776
Sutro Biopharma, Inc. (A)	2,538	25,888
Syndax Pharmaceuticals, Inc. (A)	4,443	48,740
Syros Pharmaceuticals, Inc. (A)(B)	6,863	40,698
TCR2 Therapeutics, Inc. (A)(B)	2,607	20,178
TG Therapeutics, Inc. (A)(B)	16,743	164,751
Translate Bio, Inc. (A)(B)	6,772	67,517
Turning Point Therapeutics, Inc. (A)(B)	5,355	239,154
Twist Bioscience Corp. (A)	5,032	153,879
Ultragenyx Pharmaceutical, Inc. (A)	10,564	469,359
United Therapeutics Corp. (A)	18,490	1,753,314
UNITY Biotechnology, Inc. (A)	5,917	34,319
UroGen Pharma, Ltd. (A)(B)	3,676	65,580
Vanda Pharmaceuticals, Inc. (A)	10,248	106,169
VBI Vaccines, Inc. (A)	31,262	29,699
Veracyte, Inc. (A)	9,132	221,999
Vericel Corp. (A)	8,685	79,641
Vertex Pharmaceuticals, Inc. (A)	49,054	11,672,399
Viela Bio, Inc. (A)(B)	1,068	40,584
Viking Therapeutics, Inc. (A)	12,736	59,604
Vir Biotechnology, Inc. (A)(B)	1,395	47,807
Voyager Therapeutics, Inc. (A)	4,797	43,893
X4 Pharmaceuticals, Inc. (A)	3,106	31,060
XBiotech, Inc. (A)	3,174	33,708
Xencor, Inc. (A)	9,139	273,073
Y-mAbs Therapeutics, Inc. (A)	4,555	118,886
ZIOPHARM Oncology, Inc. (A)(B)	36,037	88,291
		155,806,226
Health care equipment and supplies – 3.1%
Abbott Laboratories	337,148	26,604,349
ABIOMED, Inc. (A)	8,614	1,250,408
Accuray, Inc. (A)(B)	18,133	34,453
Alcon, Inc. (A)	86,474	4,430,126
Align Technology, Inc. (A)	13,681	2,379,810
Alphatec Holdings, Inc. (A)(B)	7,667	26,451
AngioDynamics, Inc. (A)	7,496	78,183
Antares Pharma, Inc. (A)	31,594	74,562
Apyx Medical Corp. (A)	6,756	24,254
Asahi Intecc Company, Ltd.	40,600	1,004,121
AtriCure, Inc. (A)(B)	7,322	245,946
Atrion Corp.	277	180,050
Avanos Medical, Inc. (A)	29,360	790,665
Axogen, Inc. (A)	6,641	69,066
Axonics Modulation Technologies, Inc. (A)(B)	3,517	89,367
Baxter International, Inc.	97,393	7,907,338
Becton, Dickinson and Company	51,593	11,854,524
BioLife Solutions, Inc. (A)(B)	1,644	15,618
BioMerieux	8,630	976,988
Boston Scientific Corp. (A)	265,885	8,675,828
Cantel Medical Corp.	15,788	566,789
Cardiovascular Systems, Inc. (A)	6,689	235,520
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Carl Zeiss Meditec AG, Bearer Shares	8,382	$798,138
Cerus Corp. (A)	30,602	142,299
Cochlear, Ltd.	12,036	1,371,759
Coloplast A/S, B Shares	24,725	3,585,775
CONMED Corp.	5,225	299,236
CryoLife, Inc. (A)	7,124	120,538
CryoPort, Inc. (A)(B)	6,107	104,246
Cutera, Inc. (A)	2,745	35,850
CytoSorbents Corp. (A)(B)	6,176	47,740
Danaher Corp.	121,947	16,878,684
Demant A/S (A)(B)	22,953	499,765
Dentsply Sirona, Inc.	42,427	1,647,440
Edwards Lifesciences Corp. (A)	39,787	7,504,624
Fisher & Paykel Healthcare Corp., Ltd.	119,531	2,172,890
GenMark Diagnostics, Inc. (A)	11,118	45,806
Glaukos Corp. (A)	7,537	232,592
Globus Medical, Inc., Class A (A)	47,091	2,002,780
Haemonetics Corp. (A)	31,081	3,097,532
Heska Corp. (A)	1,345	74,379
Hill-Rom Holdings, Inc.	28,131	2,829,979
Hologic, Inc. (A)	51,151	1,795,400
Hoya Corp.	79,407	6,752,099
ICU Medical, Inc. (A)	8,101	1,634,539
IDEXX Laboratories, Inc. (A)	16,364	3,964,015
Inogen, Inc. (A)	3,548	183,290
Integer Holdings Corp. (A)	6,255	393,189
Integra LifeSciences Holdings Corp. (A)	30,030	1,341,440
IntriCon Corp. (A)	1,777	20,915
Intuitive Surgical, Inc. (A)	22,047	10,917,895
Invacare Corp.	6,696	49,751
iRadimed Corp. (A)	994	21,222
iRhythm Technologies, Inc. (A)(B)	5,113	415,943
Koninklijke Philips NV	188,430	7,736,438
Lantheus Holdings, Inc. (A)	7,585	96,785
LeMaitre Vascular, Inc. (B)	3,194	79,594
LivaNova PLC (A)	29,772	1,347,183
Masimo Corp. (A)	20,672	3,661,425
Medtronic PLC	255,689	23,058,034
Meridian Bioscience, Inc. (A)	8,646	72,626
Merit Medical Systems, Inc. (A)	10,355	323,594
Mesa Laboratories, Inc. (B)	768	173,637
Misonix, Inc. (A)	2,011	18,944
Natus Medical, Inc. (A)	6,550	151,502
Neogen Corp. (A)	10,007	670,369
Nevro Corp. (A)	5,744	574,285
Novocure, Ltd. (A)	16,769	1,129,224
NuVasive, Inc. (A)	31,950	1,618,587
Olympus Corp.	242,508	3,495,823
OraSure Technologies, Inc. (A)	12,256	131,875
Orthofix Medical, Inc. (A)	3,586	100,444
OrthoPediatrics Corp. (A)	1,926	76,347
Penumbra, Inc. (A)	13,535	2,183,602
Pulse Biosciences, Inc. (A)	2,653	18,995
Quidel Corp. (A)	6,896	674,498
ResMed, Inc.	27,428	4,039,870
Rockwell Medical, Inc. (A)	13,864	28,421
RTI Surgical Holdings, Inc. (A)	11,512	19,686
SeaSpine Holdings Corp. (A)	4,350	35,540
Senseonics Holdings, Inc. (A)(B)	25,899	16,407
Shockwave Medical, Inc. (A)(B)	4,974	165,037
SI-BONE, Inc. (A)	3,725	44,514
Siemens Healthineers AG (C)	31,252	1,208,094
Silk Road Medical, Inc. (A)(B)	3,114	98,029
Smith & Nephew PLC	182,027	3,206,681
Sonova Holding AG	11,559	2,061,136

224

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
STAAR Surgical Company (A)(B)	8,608	$277,694
STERIS PLC	16,173	2,263,735
Straumann Holding AG (B)	2,148	1,570,411
Stryker Corp.	61,421	10,225,982
Surmodics, Inc. (A)	2,575	85,799
Sysmex Corp.	34,779	2,517,126
Tactile Systems Technology, Inc. (A)(B)	3,584	143,933
Tandem Diabetes Care, Inc. (A)	10,812	695,752
Teleflex, Inc.	8,831	2,586,247
Terumo Corp.	134,334	4,602,466
The Cooper Companies, Inc.	9,457	2,607,011
TransMedics Group, Inc. (A)	2,850	34,428
Utah Medical Products, Inc.	681	64,048
Vapotherm, Inc. (A)	3,016	56,791
Varex Imaging Corp. (A)	7,358	167,100
Varian Medical Systems, Inc. (A)	17,340	1,780,124
ViewRay, Inc. (A)(B)	20,919	52,298
West Pharmaceutical Services, Inc.	31,177	4,746,698
Wright Medical Group NV (A)	24,336	697,226
Zimmer Biomet Holdings, Inc.	39,236	3,965,975
Zynex, Inc. (A)	3,028	33,520
		235,987,756
Health care providers and services – 2.0%
1Life Healthcare, Inc. (A)(B)	3,737	67,827
Acadia Healthcare Company, Inc. (A)	37,320	684,822
Addus HomeCare Corp. (A)	2,400	162,240
Alfresa Holdings Corp.	39,100	727,711
Amedisys, Inc. (A)	19,633	3,603,441
American Renal Associates Holdings, Inc. (A)	3,711	24,530
AmerisourceBergen Corp.	28,676	2,537,826
AMN Healthcare Services, Inc. (A)	8,846	511,387
Anthem, Inc.	48,370	10,981,925
Apollo Medical Holdings, Inc. (A)	1,616	20,879
BioTelemetry, Inc. (A)	6,429	247,581
Brookdale Senior Living, Inc. (A)	36,093	112,610
Cardinal Health, Inc.	55,795	2,674,812
Catasys, Inc. (A)(B)	1,567	23,865
Centene Corp. (A)	111,367	6,616,313
Chemed Corp.	6,746	2,922,367
Cigna Corp.	71,234	12,621,240
Community Health Systems, Inc. (A)(B)	16,901	56,449
CorVel Corp. (A)	1,726	94,084
Cross Country Healthcare, Inc. (A)	7,005	47,214
CVS Health Corp.	248,171	14,723,985
DaVita, Inc. (A)	17,107	1,301,158
Encompass Health Corp.	41,547	2,660,254
Enzo Biochem, Inc. (A)	9,283	23,486
Fresenius Medical Care AG & Company KGaA	44,327	2,893,486
Fresenius SE & Company KGaA	86,951	3,237,417
Genesis Healthcare, Inc. (A)	18,272	15,396
Hanger, Inc. (A)	7,109	110,758
HCA Healthcare, Inc.	50,467	4,534,460
HealthEquity, Inc. (A)	43,232	2,187,107
Henry Schein, Inc. (A)	27,992	1,414,156
Humana, Inc.	25,261	7,932,459
Laboratory Corp. of America Holdings (A)	18,523	2,341,122
LHC Group, Inc. (A)(B)	5,802	813,440
Magellan Health, Inc. (A)	4,251	204,516
McKesson Corp.	34,373	4,649,292
Medipal Holdings Corp.	38,141	712,700
MEDNAX, Inc. (A)	35,520	413,453
Molina Healthcare, Inc. (A)	26,420	3,691,138
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
National HealthCare Corp.	2,307	$165,481
National Research Corp.	2,356	107,151
NMC Health PLC	19,536	25,375
Option Care Health, Inc. (A)	5,988	56,706
Owens & Minor, Inc.	12,026	110,038
Patterson Companies, Inc. (B)	52,413	801,395
PetIQ, Inc. (A)(B)	3,831	88,994
Progyny, Inc. (A)	2,389	50,623
Quest Diagnostics, Inc.	25,695	2,063,309
R1 RCM, Inc. (A)	20,017	181,955
RadNet, Inc. (A)	8,004	84,122
Ramsay Health Care, Ltd.	33,680	1,184,263
Ryman Healthcare, Ltd.	83,431	506,084
Select Medical Holdings Corp. (A)	21,111	316,665
Sonic Healthcare, Ltd.	93,843	1,410,444
Surgery Partners, Inc. (A)	4,811	31,416
Suzuken Company, Ltd.	15,048	546,723
Tenet Healthcare Corp. (A)	63,653	916,603
The Ensign Group, Inc.	9,739	366,284
The Joint Corp. (A)(B)	2,590	28,102
The Pennant Group, Inc. (A)	4,901	69,398
The Providence Service Corp. (A)	2,263	124,193
Tivity Health, Inc. (A)(B)	9,337	58,730
Triple-S Management Corp., Class B (A)	4,420	62,322
UnitedHealth Group, Inc.	180,728	45,069,949
Universal Health Services, Inc., Class B	15,323	1,518,203
US Physical Therapy, Inc.	2,438	168,222
		154,711,656
Health care technology – 0.2%
Allscripts Healthcare Solutions, Inc. (A)	99,830	702,803
Castlight Health, Inc., B Shares (A)	23,550	17,029
Cerner Corp.	59,917	3,774,172
Computer Programs & Systems, Inc.	2,490	55,403
Evolent Health, Inc., Class A (A)	14,560	79,061
Health Catalyst, Inc. (A)	3,678	96,180
HealthStream, Inc. (A)	5,079	121,642
HMS Holdings Corp. (A)	16,999	429,565
Inovalon Holdings, Inc., Class A (A)(B)	14,009	233,390
Inspire Medical Systems, Inc. (A)	2,579	155,462
Livongo Health, Inc. (A)(B)	9,952	283,931
M3, Inc.	91,786	2,707,424
NextGen Healthcare, Inc. (A)	10,806	112,815
Omnicell, Inc. (A)	7,975	523,001
OptimizeRx Corp. (A)	2,973	26,935
Phreesia, Inc. (A)	5,250	110,408
Schrodinger, Inc. (A)(B)	2,678	115,475
Simulations Plus, Inc. (B)	2,254	78,710
Tabula Rasa HealthCare, Inc. (A)(B)	3,772	197,238
Teladoc Health, Inc. (A)	13,933	2,159,754
Vocera Communications, Inc. (A)	6,054	128,587
		12,108,985
Life sciences tools and services – 1.0%
Accelerate Diagnostics, Inc. (A)(B)	5,502	45,832
Agilent Technologies, Inc.	59,034	4,228,015
Bio-Rad Laboratories, Inc., Class A (A)	9,105	3,191,849
Bio-Techne Corp.	16,059	3,045,108
Charles River Laboratories International, Inc. (A)	20,579	2,597,276
ChromaDex Corp. (A)(B)	8,438	27,508
Codexis, Inc. (A)(B)	10,437	116,477
Eurofins Scientific SE (B)	2,405	1,173,639
Fluidigm Corp. (A)	14,161	35,969
Illumina, Inc. (A)	28,042	7,658,831
IQVIA Holdings, Inc. (A)	34,424	3,712,973
Lonza Group AG (A)	15,499	6,375,107

225

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Luminex Corp.	8,088	$222,663
Medpace Holdings, Inc. (A)	5,306	389,354
Mettler-Toledo International, Inc. (A)	4,646	3,208,109
NanoString Technologies, Inc. (A)	6,579	158,225
NeoGenomics, Inc. (A)	18,374	507,306
Pacific Biosciences of California, Inc. (A)(B)	28,382	86,849
PerkinElmer, Inc.	21,194	1,595,484
Personalis, Inc. (A)(B)	3,769	30,416
PRA Health Sciences, Inc. (A)	26,651	2,213,099
QIAGEN NV (A)	47,236	1,907,169
Quanterix Corp. (A)	2,646	48,607
Repligen Corp. (A)	29,822	2,879,016
Sartorius Stedim Biotech	5,761	1,149,630
Syneos Health, Inc. (A)	38,219	1,506,593
Thermo Fisher Scientific, Inc.	76,493	21,693,415
Waters Corp. (A)	12,291	2,237,577
		72,042,096
Pharmaceuticals – 6.1%
AcelRx Pharmaceuticals, Inc. (A)(B)	17,893	21,114
Aerie Pharmaceuticals, Inc. (A)(B)	8,297	112,010
Allergan PLC	62,622	11,090,356
Amneal Pharmaceuticals, Inc. (A)	23,202	80,743
Amphastar Pharmaceuticals, Inc. (A)	6,998	103,850
ANI Pharmaceuticals, Inc. (A)	1,786	72,762
Arvinas, Inc. (A)	4,124	166,197
Astellas Pharma, Inc.	393,047	6,055,816
AstraZeneca PLC	273,019	24,325,691
Axsome Therapeutics, Inc. (A)	5,209	306,445
Bayer AG	194,064	11,119,565
BioDelivery Sciences International, Inc. (A)	16,384	62,095
Bristol-Myers Squibb Company	447,175	24,925,535
Cara Therapeutics, Inc. (A)(B)	7,863	103,870
Catalent, Inc. (A)	65,208	3,387,556
Cerecor, Inc. (A)	4,842	12,008
Chiasma, Inc. (A)	7,129	26,021
Chugai Pharmaceutical Company, Ltd.	46,634	5,395,356
Collegium Pharmaceutical, Inc. (A)	6,208	101,377
Corcept Therapeutics, Inc. (A)(B)	18,516	220,155
Corium International, Inc. (A)(D)	5,285	951
CorMedix, Inc. (A)	5,485	19,691
Cymabay Therapeutics, Inc. (A)	14,840	21,963
Daiichi Sankyo Company, Ltd.	118,086	8,109,746
Eisai Company, Ltd.	52,468	3,837,897
Elanco Animal Health, Inc. (A)(D)	9,534	0
Eli Lilly & Company	161,175	22,358,196
Eloxx Pharmaceuticals, Inc. (A)	5,347	10,480
Endo International PLC (A)	43,843	162,219
Evolus, Inc. (A)	4,283	17,774
EyePoint Pharmaceuticals, Inc. (A)	13,281	13,547
Fulcrum Therapeutics, Inc. (A)	2,534	30,256
GlaxoSmithKline PLC	1,038,227	19,481,460
H Lundbeck A/S	14,499	425,725
Hisamitsu Pharmaceutical Company, Inc.	10,884	505,063
Innoviva, Inc. (A)	12,366	145,424
Intersect ENT, Inc. (A)	6,009	71,207
Intra-Cellular Therapies, Inc. (A)	10,201	156,789
Ipsen SA	7,851	402,441
Johnson & Johnson	502,054	65,834,341
Kala Pharmaceuticals, Inc. (A)	4,834	42,491
Kaleido Biosciences, Inc. (A)	2,345	14,422
Kyowa Kirin Company, Ltd.	50,659	1,132,203
Lannett Company, Inc. (A)(B)	6,321	43,931
Liquidia Technologies, Inc. (A)	2,841	13,381
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Mallinckrodt PLC (A)(B)	16,804	$33,272
Marinus Pharmaceuticals, Inc. (A)	16,346	33,182
Menlo Therapeutics, Inc. (A)	9,518	25,508
Merck & Company, Inc.	485,670	37,367,450
Merck KGaA	26,905	2,716,384
Mylan NV (A)	98,457	1,467,994
MyoKardia, Inc. (A)(B)	8,577	402,090
Nektar Therapeutics (A)(B)	74,128	1,323,185
NGM Biopharmaceuticals, Inc. (A)	4,765	58,752
Nippon Shinyaku Company, Ltd.	9,500	743,912
Novartis AG	447,087	36,884,132
Novo Nordisk A/S, B Shares	368,221	21,988,699
Ocular Therapeutix, Inc. (A)	8,392	41,540
Odonate Therapeutics, Inc. (A)	2,299	63,475
Omeros Corp. (A)	9,958	133,138
Ono Pharmaceutical Company, Ltd.	79,200	1,820,049
Optinose, Inc. (A)(B)	6,053	27,178
Orion OYJ, Class B	21,741	884,777
Otsuka Holdings Company, Ltd.	81,293	3,171,921
Pacira BioSciences, Inc. (A)	7,925	265,725
Paratek Pharmaceuticals, Inc. (A)	7,010	22,082
Perrigo Company PLC	25,964	1,248,609
Pfizer, Inc.	1,055,685	34,457,558
Phathom Pharmaceuticals, Inc. (A)(B)	2,101	54,248
Phibro Animal Health Corp., Class A	3,977	96,124
Prestige Consumer Healthcare, Inc. (A)	30,879	1,132,642
Reata Pharmaceuticals, Inc., Class A (A)	4,373	631,199
Recordati SpA	21,796	918,323
Recro Pharma, Inc. (A)	3,873	31,642
Revance Therapeutics, Inc. (A)	9,983	147,748
Roche Holding AG	146,214	47,043,164
Sanofi	234,510	20,302,654
Santen Pharmaceutical Company, Ltd.	74,900	1,285,415
Satsuma Pharmaceuticals, Inc. (A)	976	21,004
Shionogi & Company, Ltd.	56,011	2,759,073
SIGA Technologies, Inc. (A)	10,634	50,831
Strongbridge Biopharma PLC (A)	7,718	14,587
Sumitomo Dainippon Pharma Company, Ltd.	33,092	429,580
Supernus Pharmaceuticals, Inc. (A)	9,637	173,370
Taisho Pharmaceutical Holdings Company, Ltd.	7,116	436,775
Takeda Pharmaceutical Company, Ltd.	311,598	9,487,564
Teva Pharmaceutical Industries, Ltd., ADR (A)	228,808	2,054,696
TherapeuticsMD, Inc. (A)(B)	44,221	46,874
Theravance Biopharma, Inc. (A)	9,495	219,429
Tricida, Inc. (A)(B)	4,241	93,302
UCB SA	26,327	2,252,594
Verrica Pharmaceuticals, Inc. (A)	2,742	29,970
Vifor Pharma AG	9,471	1,295,707
WaVe Life Sciences, Ltd. (A)(B)	4,508	42,240
Zoetis, Inc.	90,858	10,693,078
Zogenix, Inc. (A)	8,287	204,938
Zynerba Pharmaceuticals, Inc. (A)(B)	5,154	19,740
		457,689,243
		1,088,345,962
Industrials – 10.6%
Aerospace and defense – 1.6%
AAR Corp.	6,567	116,630
Aerojet Rocketdyne Holdings, Inc. (A)	14,044	587,461
AeroVironment, Inc. (A)	4,128	251,643
Airbus SE	121,496	7,834,285
Arconic, Inc.	73,893	1,186,722
Astronics Corp. (A)	4,828	44,321

226

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Axon Enterprise, Inc. (A)	36,249	$2,565,342
BAE Systems PLC	667,757	4,290,353
Cubic Corp.	6,027	248,975
Curtiss-Wright Corp.	17,988	1,662,271
Dassault Aviation SA (B)	527	432,766
Ducommun, Inc. (A)	2,067	51,365
General Dynamics Corp.	44,702	5,914,522
Huntington Ingalls Industries, Inc.	7,802	1,421,602
Kratos Defense & Security Solutions, Inc. (A)	17,449	241,494
L3Harris Technologies, Inc.	42,170	7,595,660
Leonardo SpA	84,475	558,478
Lockheed Martin Corp.	47,351	16,049,621
Maxar Technologies, Inc.	11,727	125,244
Meggitt PLC	162,346	583,580
Mercury Systems, Inc. (A)	33,854	2,415,144
Moog, Inc., Class A	6,120	309,244
MTU Aero Engines AG	10,844	1,568,007
National Presto Industries, Inc.	951	67,340
Northrop Grumman Corp.	29,899	9,045,942
Park Aerospace Corp.	3,683	46,406
Parsons Corp. (A)	3,669	117,261
Raytheon Company	53,122	6,966,950
Rolls-Royce Holdings PLC (A)	360,037	1,521,677
Safran SA	68,163	6,039,042
Singapore Technologies Engineering, Ltd.	330,152	722,315
Teledyne Technologies, Inc. (A)	15,367	4,568,148
Textron, Inc.	43,543	1,161,292
Thales SA	22,253	1,842,898
The Boeing Company	101,990	15,210,789
TransDigm Group, Inc.	9,500	3,041,805
Triumph Group, Inc.	9,673	65,389
United Technologies Corp.	154,765	14,598,982
Vectrus, Inc. (A)	2,150	89,032
		121,159,998
Air freight and logistics – 0.5%
Air Transport Services Group, Inc. (A)	11,338	207,259
Atlas Air Worldwide Holdings, Inc. (A)	4,577	117,492
C.H. Robinson Worldwide, Inc.	25,800	1,707,960
Deutsche Post AG	205,809	5,517,448
DSV Panalpina A/S	45,216	4,111,447
Echo Global Logistics, Inc. (A)	5,322	90,900
Expeditors International of Washington, Inc.	32,486	2,167,466
FedEx Corp.	45,789	5,552,374
Forward Air Corp.	5,437	275,384
Hub Group, Inc., Class A (A)	6,241	283,778
Radiant Logistics, Inc. (A)	8,032	31,084
SG Holdings Company, Ltd.	30,000	714,554
United Parcel Service, Inc., Class B	133,676	12,488,012
XPO Logistics, Inc. (A)	38,892	1,895,985
Yamato Holdings Company, Ltd.	64,093	1,001,202
		36,162,345
Airlines – 0.2%
Alaska Air Group, Inc.	23,496	668,931
Allegiant Travel Company	2,500	204,500
American Airlines Group, Inc. (B)	74,372	906,595
ANA Holdings, Inc. (B)	23,949	583,488
Delta Air Lines, Inc.	109,801	3,132,623
Deutsche Lufthansa AG (B)	49,294	461,054
easyJet PLC	33,008	228,731
Hawaiian Holdings, Inc.	8,835	92,237
Japan Airlines Company, Ltd.	23,940	439,956
JetBlue Airways Corp. (A)	121,646	1,088,732
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Airlines (continued)
Mesa Air Group, Inc. (A)	6,014	$19,786
Qantas Airways, Ltd.	151,847	295,435
Singapore Airlines, Ltd.	112,927	458,385
SkyWest, Inc.	9,468	247,967
Southwest Airlines Company	90,353	3,217,470
Spirit Airlines, Inc. (A)	13,316	171,643
United Airlines Holdings, Inc. (A)	41,513	1,309,735
		13,527,268
Building products – 0.6%
AAON, Inc.	7,853	379,457
Advanced Drainage Systems, Inc.	8,323	245,029
AGC, Inc.	37,976	925,380
Allegion PLC	17,725	1,631,055
American Woodmark Corp. (A)	3,316	151,110
AO Smith Corp.	26,145	988,542
Apogee Enterprises, Inc.	5,203	108,326
Assa Abloy AB, B Shares	208,919	3,900,246
Builders FirstSource, Inc. (A)	21,975	268,754
Caesarstone, Ltd.	4,760	50,313
Cie de Saint-Gobain	102,515	2,459,891
Cornerstone Building Brands, Inc. (A)	9,253	42,194
CSW Industrials, Inc.	2,853	185,017
Daikin Industries, Ltd.	51,897	6,264,694
Fortune Brands Home & Security, Inc. (B)	26,544	1,148,028
Geberit AG	7,734	3,388,879
Gibraltar Industries, Inc. (A)	6,222	267,048
Griffon Corp.	7,265	91,902
Insteel Industries, Inc.	3,638	48,204
JELD-WEN Holding, Inc. (A)	13,226	128,689
Johnson Controls International PLC	147,155	3,967,299
Kingspan Group PLC	32,055	1,728,549
Lennox International, Inc.	14,775	2,685,947
LIXIL Group Corp.	55,550	684,441
Masco Corp.	54,195	1,873,521
Masonite International Corp. (A)	4,750	225,388
Owens Corning	45,839	1,779,012
Patrick Industries, Inc.	4,343	122,299
PGT Innovations, Inc. (A)	11,196	93,934
Quanex Building Products Corp.	6,477	65,288
Resideo Technologies, Inc. (A)	51,751	250,475
Simpson Manufacturing Company, Inc.	8,552	530,053
TOTO, Ltd.	29,600	976,449
Trane Technologies PLC	45,705	3,774,776
Trex Company, Inc. (A)	35,888	2,876,064
Universal Forest Products, Inc.	11,427	424,970
		44,731,223
Commercial services and supplies – 0.6%
ABM Industries, Inc.	12,812	312,100
ACCO Brands Corp.	19,060	96,253
Advanced Disposal Services, Inc. (A)	13,802	452,706
Brady Corp., Class A	9,286	419,077
Brambles, Ltd.	329,590	2,130,386
BrightView Holdings, Inc. (A)	6,084	67,289
Casella Waste Systems, Inc., Class A (A)	8,795	343,533
CECO Environmental Corp. (A)	6,291	29,379
Cimpress PLC (A)(B)	3,775	200,830
Cintas Corp.	15,992	2,770,134
Clean Harbors, Inc. (A)	21,635	1,110,741
Copart, Inc. (A)	39,022	2,673,787
Covanta Holding Corp. (B)	22,783	194,795
Dai Nippon Printing Company, Ltd.	50,673	1,076,857
Deluxe Corp.	25,980	673,661
Ennis, Inc.	5,066	95,139
G4S PLC	323,087	367,480

227

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Harsco Corp. (A)	15,349	$106,983
Healthcare Services Group, Inc.	45,633	1,091,085
Heritage-Crystal Clean, Inc. (A)	3,005	48,801
Herman Miller, Inc.	36,350	806,970
HNI Corp.	26,395	664,890
Interface, Inc.	11,471	86,721
ISS A/S	32,824	449,049
KAR Auction Services, Inc.	54,260	651,120
Kimball International, Inc., Class B	7,237	86,193
Knoll, Inc.	9,751	100,630
Matthews International Corp., Class A	5,899	142,697
McGrath RentCorp	4,646	243,357
Mobile Mini, Inc.	8,467	222,089
MSA Safety, Inc.	21,795	2,205,654
Park24 Company, Ltd.	24,200	356,748
PICO Holdings, Inc. (A)	3,985	31,003
Pitney Bowes, Inc.	34,133	69,631
Quad/Graphics, Inc.	6,893	17,370
Rentokil Initial PLC	385,189	1,839,656
Republic Services, Inc.	40,181	3,015,986
Rollins, Inc.	26,859	970,684
Secom Company, Ltd.	43,755	3,618,897
Securitas AB, B Shares	65,251	700,955
Sohgo Security Services Company, Ltd.	14,900	723,234
SP Plus Corp. (A)	4,385	90,989
Steelcase, Inc., Class A	17,148	169,251
Stericycle, Inc. (A)	38,398	1,865,375
Team, Inc. (A)	5,876	38,194
Tetra Tech, Inc.	33,494	2,365,346
The Brink's Company	30,685	1,597,154
Toppan Printing Company, Ltd.	58,262	889,545
UniFirst Corp.	2,889	436,499
US Ecology, Inc.	4,708	143,123
Viad Corp.	4,001	84,941
VSE Corp.	1,776	29,109
Waste Management, Inc.	74,454	6,891,462
		45,865,538
Construction and engineering – 0.4%
ACS Actividades de Construccion y Servicios SA	54,696	1,086,227
AECOM (A)	66,191	1,975,801
Aegion Corp. (A)	6,112	109,588
Ameresco, Inc., Class A (A)	4,294	73,127
Arcosa, Inc.	9,330	370,774
Argan, Inc. (B)	2,858	98,801
Bouygues SA	46,600	1,352,386
CIMIC Group, Ltd.	20,429	289,342
Comfort Systems USA, Inc.	7,047	257,568
Concrete Pumping Holdings, Inc. (A)	5,682	16,251
Construction Partners, Inc., Class A (A)(B)	3,622	61,176
Dycom Industries, Inc. (A)(B)	19,260	494,019
Eiffage SA	16,405	1,164,484
EMCOR Group, Inc.	34,374	2,107,814
Ferrovial SA (B)	102,720	2,438,236
Fluor Corp.	59,065	408,139
Granite Construction, Inc.	9,236	140,202
Great Lakes Dredge & Dock Corp. (A)	11,981	99,442
HOCHTIEF AG	5,187	340,576
IES Holdings, Inc. (A)	1,603	28,293
Jacobs Engineering Group, Inc.	25,847	2,048,892
JGC Holdings Corp.	46,006	367,221
Kajima Corp.	93,885	959,647
MasTec, Inc. (A)	36,934	1,208,850
MYR Group, Inc. (A)	3,270	85,641
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
Northwest Pipe Company (A)	1,837	$40,873
NV5 Global, Inc. (A)	2,079	85,842
Obayashi Corp.	135,615	1,150,765
Primoris Services Corp.	8,735	138,887
Quanta Services, Inc.	27,144	861,279
Shimizu Corp.	123,629	962,061
Skanska AB, B Shares	71,088	1,069,815
Sterling Construction Company, Inc. (A)	5,103	48,479
Taisei Corp.	42,173	1,286,195
Tutor Perini Corp. (A)	7,815	52,517
Valmont Industries, Inc.	9,070	961,239
Vinci SA	106,398	8,693,700
WillScot Corp. (A)(B)	10,118	102,495
		33,036,644
Electrical equipment – 0.9%
ABB, Ltd. (B)	383,943	6,673,327
Acuity Brands, Inc.	16,696	1,430,179
Allied Motion Technologies, Inc.	1,447	34,294
American Superconductor Corp. (A)	4,582	25,109
AMETEK, Inc.	43,606	3,140,504
Atkore International Group, Inc. (A)	9,089	191,505
AZZ, Inc.	5,064	142,400
Bloom Energy Corp., Class A (A)(B)	10,848	56,735
Eaton Corp. PLC	78,860	6,126,633
Emerson Electric Company	116,202	5,537,025
Encore Wire Corp.	3,954	166,028
EnerSys	26,050	1,289,996
Fuji Electric Company, Ltd.	26,540	595,088
Generac Holdings, Inc. (A)	38,115	3,551,175
Hubbell, Inc.	22,916	2,629,382
Legrand SA	55,674	3,550,993
Melrose Industries PLC	1,011,979	1,124,545
Mitsubishi Electric Corp.	380,297	4,645,788
Nidec Corp.	93,186	4,802,294
nVent Electric PLC	65,572	1,106,200
Plug Power, Inc. (A)	57,485	203,497
Powell Industries, Inc.	1,747	44,845
Preformed Line Products Company	637	31,742
Prysmian SpA (B)	50,353	799,448
Regal Beloit Corp.	17,252	1,086,013
Rockwell Automation, Inc.	22,042	3,326,358
Schneider Electric SE	115,139	9,731,876
Siemens Gamesa Renewable Energy SA	49,761	734,280
Sunrun, Inc. (A)	21,766	219,837
Thermon Group Holdings, Inc. (A)	6,478	97,623
TPI Composites, Inc. (A)	5,632	83,241
Vestas Wind Systems A/S	39,351	3,201,818
Vicor Corp. (A)	3,455	153,886
Vivint Solar, Inc. (A)(B)	8,424	36,813
		66,570,477
Industrial conglomerates – 1.1%
3M Company	109,696	14,974,601
Carlisle Companies, Inc.	23,880	2,991,686
CK Hutchison Holdings, Ltd.	563,238	3,754,069
DCC PLC	20,532	1,282,247
General Electric Company	1,666,005	13,228,080
Honeywell International, Inc.	136,304	18,236,112
Jardine Matheson Holdings, Ltd.	46,300	2,330,367
Jardine Strategic Holdings, Ltd.	46,400	1,036,977
Keihan Holdings Company, Ltd.	20,200	896,014
Keppel Corp., Ltd.	304,145	1,131,212
NWS Holdings, Ltd.	329,599	335,890
Raven Industries, Inc.	6,976	148,100
Roper Technologies, Inc.	19,850	6,189,429
Sembcorp Industries, Ltd.	209,122	229,568

228

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrial conglomerates (continued)
Siemens AG	159,268	$13,336,307
Smiths Group PLC	82,815	1,248,616
Toshiba Corp.	103,128	2,260,394
		83,609,669
Machinery – 2.1%
AGCO Corp.	26,413	1,248,014
Alamo Group, Inc.	1,869	165,930
Albany International Corp., Class A	5,899	279,200
Alfa Laval AB (B)	65,677	1,124,455
Alstom SA	39,868	1,646,234
Altra Industrial Motion Corp.	12,462	217,960
Amada Holdings Company, Ltd.	69,252	542,791
ANDRITZ AG (B)	15,292	479,094
Astec Industries, Inc.	4,368	152,749
Atlas Copco AB, A Shares	139,871	4,651,305
Atlas Copco AB, B Shares	81,256	2,363,682
Barnes Group, Inc.	9,079	379,775
Blue Bird Corp. (A)	3,166	34,604
Briggs & Stratton Corp. (B)	8,723	15,789
Caterpillar, Inc.	105,425	12,233,517
Chart Industries, Inc. (A)	7,006	203,034
CIRCOR International, Inc. (A)	3,760	43,729
CNH Industrial NV	211,255	1,203,158
Colfax Corp. (A)	35,229	697,534
Columbus McKinnon Corp.	4,551	113,775
Crane Company	21,482	1,056,485
Cummins, Inc.	29,225	3,954,727
Daifuku Company, Ltd. (B)	21,100	1,322,301
Deere & Company	60,065	8,298,580
Donaldson Company, Inc.	53,329	2,060,099
Douglas Dynamics, Inc.	4,357	154,717
Dover Corp.	27,711	2,326,061
Electrolux Professional AB, B Shares (A)	46,934	135,215
Energy Recovery, Inc. (A)(B)	7,294	54,267
Enerpac Tool Group Corp.	10,607	175,546
EnPro Industries, Inc.	3,986	157,766
Epiroc AB, A Shares	137,239	1,356,123
Epiroc AB, B Shares	81,468	803,006
ESCO Technologies, Inc.	4,882	370,593
Evoqua Water Technologies Corp. (A)	14,722	165,034
FANUC Corp.	40,318	5,387,525
Federal Signal Corp.	11,479	313,147
Flowserve Corp.	24,963	596,366
Fortive Corp.	56,371	3,111,115
Franklin Electric Company, Inc.	8,906	419,740
GEA Group AG	32,025	661,564
Gencor Industries, Inc. (A)	1,942	20,391
Graco, Inc.	70,275	3,424,501
Graham Corp.	2,053	26,484
Helios Technologies, Inc.	5,661	214,665
Hillenbrand, Inc.	14,158	270,559
Hino Motors, Ltd.	60,342	321,814
Hitachi Construction Machinery Company, Ltd.	22,452	450,297
Hoshizaki Corp.	11,300	845,259
Hurco Companies, Inc.	1,341	39,023
Hyster-Yale Materials Handling, Inc.	2,029	81,343
IDEX Corp.	14,509	2,003,838
IHI Corp.	30,676	357,242
Illinois Tool Works, Inc.	55,793	7,929,301
Ingersoll Rand, Inc. (A)	40,330	1,000,184
ITT, Inc.	36,954	1,676,233
John Bean Technologies Corp.	6,000	445,620
Kadant, Inc.	2,116	157,959
Kawasaki Heavy Industries, Ltd.	29,720	427,607
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Kennametal, Inc.	50,739	$944,760
KION Group AG	13,556	583,421
Knorr-Bremse AG	10,142	891,643
Komatsu, Ltd.	192,376	3,113,301
Kone OYJ, B Shares	70,898	3,970,335
Kubota Corp.	218,352	2,777,227
Kurita Water Industries, Ltd.	20,727	475,526
LB Foster Company, Class A (A)	2,154	26,623
Lincoln Electric Holdings, Inc.	25,766	1,777,854
Lindsay Corp.	2,058	188,472
Luxfer Holdings PLC	5,453	77,105
Lydall, Inc. (A)	3,593	23,211
Makita Corp.	46,752	1,426,111
Meritor, Inc. (A)	14,207	188,243
Metso OYJ	21,992	518,255
Miller Industries, Inc.	2,197	62,131
MINEBEA MITSUMI, Inc.	75,700	1,118,123
MISUMI Group, Inc.	59,200	1,280,551
Mitsubishi Heavy Industries, Ltd. (B)	66,963	1,687,596
Mueller Industries, Inc.	10,725	256,757
Mueller Water Products, Inc., Class A	30,287	242,599
Nabtesco Corp.	23,489	537,305
Navistar International Corp. (A)	9,598	158,271
NGK Insulators, Ltd. (B)	54,961	715,307
NN, Inc.	8,984	15,542
Nordson Corp.	21,560	2,912,109
NSK, Ltd.	74,998	477,377
Omega Flex, Inc.	557	47,011
Oshkosh Corp.	28,677	1,844,791
PACCAR, Inc.	65,979	4,033,296
Parker-Hannifin Corp.	24,506	3,179,163
Park-Ohio Holdings Corp.	1,826	34,584
Pentair PLC	32,065	954,254
Proto Labs, Inc. (A)	5,210	396,637
RBC Bearings, Inc. (A)	4,645	523,910
REV Group, Inc.	5,431	22,647
Rexnord Corp.	20,430	463,148
Sandvik AB	235,240	3,309,047
Schindler Holding AG	4,279	895,905
Schindler Holding AG, Participation Certificates	8,441	1,846,701
SKF AB, B Shares	79,376	1,081,670
SMC Corp.	11,947	5,008,703
Snap-on, Inc.	10,462	1,138,475
Spartan Motors, Inc.	6,488	83,760
Spirax-Sarco Engineering PLC	15,365	1,542,538
SPX Corp. (A)	8,388	273,784
SPX FLOW, Inc. (A)	8,122	230,827
Standex International Corp.	2,419	118,579
Stanley Black & Decker, Inc.	28,998	2,899,800
Sumitomo Heavy Industries, Ltd.	23,125	413,741
Techtronic Industries Company, Ltd.	285,742	1,814,434
Tennant Company	3,457	200,333
Terex Corp.	39,880	572,677
The Eastern Company	1,056	20,592
The Gorman-Rupp Company	3,374	105,303
The Greenbrier Companies, Inc.	6,316	112,046
The Manitowoc Company, Inc. (A)	7,025	59,713
The Timken Company	28,565	923,792
The Toro Company	44,919	2,923,778
The Weir Group PLC	54,143	481,555
THK Company, Ltd.	25,152	506,779
Titan International, Inc.	10,527	16,317
TriMas Corp. (A)	8,639	199,561
Trinity Industries, Inc. (B)	41,356	664,591

229

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Twin Disc, Inc. (A)	2,282	$15,928
Volvo AB, B Shares	309,675	3,680,775
Wabash National Corp.	10,188	73,557
Wabtec Corp.	34,737	1,671,892
Wartsila OYJ ABP	92,598	676,192
Watts Water Technologies, Inc., Class A	5,249	444,328
Welbilt, Inc. (A)	25,364	130,117
Woodward, Inc.	23,760	1,412,294
Xylem, Inc.	34,352	2,237,346
Yangzijiang Shipbuilding Holdings, Ltd.	498,515	289,258
Yaskawa Electric Corp.	49,910	1,357,085
		157,747,595
Marine – 0.1%
A.P. Moller - Maersk A/S, Series A (B)	791	649,666
A.P. Moller - Maersk A/S, Series B	1,353	1,199,251
Costamare, Inc.	9,900	44,748
Eagle Bulk Shipping, Inc. (A)(B)	9,899	18,313
Genco Shipping & Trading, Ltd.	3,379	21,693
Kirby Corp. (A)	25,260	1,098,052
Kuehne + Nagel International AG	11,236	1,530,575
Matson, Inc. (B)	8,229	251,972
Mitsui OSK Lines, Ltd.	23,804	381,533
Nippon Yusen KK (B)	31,825	375,907
Scorpio Bulkers, Inc.	11,294	28,574
		5,600,284
Professional services – 0.8%
Acacia Research Corp. (A)	10,772	23,914
Adecco Group AG	32,306	1,273,070
ASGN, Inc. (A)	32,117	1,134,372
Barrett Business Services, Inc.	1,417	56,170
BG Staffing, Inc.	2,163	16,179
Bureau Veritas SA	61,231	1,154,136
CBIZ, Inc. (A)	9,798	204,974
CRA International, Inc.	1,555	51,953
Equifax, Inc.	23,098	2,759,056
Experian PLC	189,688	5,271,682
Exponent, Inc.	9,944	715,073
Forrester Research, Inc. (A)	2,183	63,809
Franklin Covey Company (A)	1,866	28,998
FTI Consulting, Inc. (A)	23,010	2,755,908
GP Strategies Corp. (A)	2,849	18,547
Heidrick & Struggles International, Inc.	3,744	84,240
Huron Consulting Group, Inc. (A)	4,290	194,594
ICF International, Inc.	3,501	240,519
IHS Markit, Ltd.	76,492	4,589,520
Insperity, Inc.	22,993	857,639
Intertek Group PLC	33,611	1,963,725
Kelly Services, Inc., Class A	6,567	83,335
Kforce, Inc.	3,961	101,283
Korn Ferry	10,728	260,905
ManpowerGroup, Inc. (B)	24,845	1,316,537
Mistras Group, Inc. (A)	4,073	17,351
Nielsen Holdings PLC	67,874	851,140
Persol Holdings Company, Ltd. (B)	36,900	369,225
Randstad NV	24,840	876,651
Recruit Holdings Company, Ltd.	282,300	7,292,167
RELX PLC	404,667	8,636,575
Resources Connection, Inc.	6,230	68,343
Robert Half International, Inc.	22,426	846,582
SEEK, Ltd.	69,737	637,273
SGS SA	1,104	2,546,347
Teleperformance	12,196	2,525,995
TriNet Group, Inc. (A)	8,501	320,148
TrueBlue, Inc. (A)	7,600	96,976
Upwork, Inc. (A)	11,498	74,162
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Verisk Analytics, Inc.	31,260	$4,357,019
Willdan Group, Inc. (A)	2,006	42,868
Wolters Kluwer NV	58,321	4,135,600
		58,914,560
Road and rail – 1.0%
ArcBest Corp.	5,062	88,686
Aurizon Holdings, Ltd.	414,178	1,073,372
Avis Budget Group, Inc. (A)(B)	35,110	488,029
Central Japan Railway Company	29,976	4,804,289
ComfortDelGro Corp., Ltd.	451,018	480,259
Covenant Transportation Group, Inc., Class A (A)	2,677	23,210
CSX Corp.	148,342	8,499,997
Daseke, Inc. (A)	10,229	14,321
East Japan Railway Company	62,940	4,762,691
Hankyu Hanshin Holdings, Inc.	47,600	1,599,134
Heartland Express, Inc.	8,920	165,644
Hertz Global Holdings, Inc. (A)	19,748	122,043
J.B. Hunt Transport Services, Inc.	16,265	1,500,121
Kansas City Southern	18,908	2,404,719
Keikyu Corp.	45,979	773,568
Keio Corp.	21,415	1,264,200
Keisei Electric Railway Company, Ltd.	26,894	777,184
Kintetsu Group Holdings Company, Ltd.	35,774	1,655,698
Knight-Swift Transportation Holdings, Inc.	51,771	1,698,089
Kyushu Railway Company	33,200	953,685
Landstar System, Inc.	16,628	1,593,960
Marten Transport, Ltd.	7,647	156,916
MTR Corp., Ltd. (B)	320,315	1,647,585
Nagoya Railroad Company, Ltd.	38,899	1,093,671
Nippon Express Company, Ltd.	16,246	792,461
Norfolk Southern Corp.	49,740	7,262,040
Odakyu Electric Railway Company, Ltd.	61,379	1,347,959
Old Dominion Freight Line, Inc.	18,273	2,398,514
Ryder System, Inc.	22,455	593,710
Saia, Inc. (A)	4,987	366,744
Seibu Holdings, Inc.	41,500	457,465
Tobu Railway Company, Ltd.	39,773	1,387,560
Tokyu Corp.	104,008	1,634,425
U.S. Xpress Enterprises, Inc., Class A (A)	4,807	16,055
Union Pacific Corp.	132,425	18,677,222
Universal Logistics Holdings, Inc.	1,713	22,440
Werner Enterprises, Inc.	27,330	990,986
West Japan Railway Company	33,825	2,313,460
		75,902,112
Trading companies and distributors – 0.6%
AerCap Holdings NV (A)	25,681	585,270
Applied Industrial Technologies, Inc.	7,363	336,636
Ashtead Group PLC	96,104	2,077,188
Beacon Roofing Supply, Inc. (A)	12,802	211,745
BMC Stock Holdings, Inc. (A)	12,839	227,635
Brenntag AG	32,301	1,173,564
Bunzl PLC	70,337	1,407,910
CAI International, Inc. (A)	3,171	44,838
DXP Enterprises, Inc. (A)	3,234	39,649
EVI Industries, Inc. (A)	1,001	15,796
Fastenal Company	109,406	3,418,938
Ferguson PLC	47,738	2,951,758
Foundation Building Materials, Inc. (A)	3,950	40,646
GATX Corp. (B)	21,518	1,346,166
General Finance Corp. (A)	2,722	16,985
GMS, Inc. (A)	7,829	123,150
H&E Equipment Services, Inc.	6,328	92,895

230

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
Herc Holdings, Inc. (A)	4,771	$97,615
ITOCHU Corp.	280,804	5,811,129
Kaman Corp.	5,338	205,353
Lawson Products, Inc. (A)	854	22,819
Marubeni Corp.	326,659	1,621,229
Mitsubishi Corp.	281,606	5,956,596
Mitsui & Company, Ltd.	345,203	4,792,694
MonotaRO Company, Ltd.	26,200	692,241
MRC Global, Inc. (A)	15,790	67,265
MSC Industrial Direct Company, Inc., Class A	18,980	1,043,331
NOW, Inc. (A)	67,064	346,050
Rush Enterprises, Inc., Class A	5,181	165,378
Rush Enterprises, Inc., Class B	925	28,222
SiteOne Landscape Supply, Inc. (A)	7,830	576,445
Sumitomo Corp.	248,138	2,829,825
Systemax, Inc.	2,329	41,293
Textainer Group Holdings, Ltd. (A)	10,165	83,556
Titan Machinery, Inc. (A)	3,781	32,857
Toyota Tsusho Corp.	44,382	1,036,735
Transcat, Inc. (A)	1,382	36,623
Triton International, Ltd.	10,415	269,436
United Rentals, Inc. (A)	14,337	1,475,277
Veritiv Corp. (A)	2,957	23,242
W.W. Grainger, Inc.	8,323	2,068,266
Watsco, Inc.	13,757	2,174,019
		45,608,265
Transportation infrastructure – 0.1%
Aena SME SA (C)	14,056	1,524,997
Aeroports de Paris	6,184	597,411
Atlantia SpA	103,092	1,280,656
Auckland International Airport, Ltd.	202,071	602,113
Fraport AG Frankfurt Airport Services Worldwide	8,661	348,649
Getlink SE	91,612	1,108,015
Japan Airport Terminal Company, Ltd. (B)	10,500	403,534
Kamigumi Company, Ltd.	22,306	376,515
SATS, Ltd.	141,000	313,426
Sydney Airport	230,612	796,787
Transurban Group	564,492	4,204,693
		11,556,796
		799,992,774
Information technology – 18.0%
Communications equipment – 0.8%
Acacia Communications, Inc. (A)	7,299	490,347
ADTRAN, Inc.	9,810	75,341
Applied Optoelectronics, Inc. (A)(B)	3,886	29,495
Arista Networks, Inc. (A)	10,347	2,095,785
CalAmp Corp. (A)	6,814	30,663
Calix, Inc. (A)	9,071	64,223
Casa Systems, Inc. (A)	6,683	23,391
Ciena Corp. (A)	65,184	2,594,975
Cisco Systems, Inc.	809,251	31,811,657
Clearfield, Inc. (A)	2,413	28,594
Comtech Telecommunications Corp. (B)	4,583	60,908
Digi International, Inc. (A)	5,675	54,140
Extreme Networks, Inc. (A)	23,110	71,410
F5 Networks, Inc. (A)	11,597	1,236,588
Harmonic, Inc. (A)	17,326	99,798
Infinera Corp. (A)(B)	34,685	183,831
Inseego Corp. (A)(B)	8,878	55,310
InterDigital, Inc.	19,163	855,245
Juniper Networks, Inc.	63,848	1,222,051
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
KVH Industries, Inc. (A)	3,489	$32,901
Lumentum Holdings, Inc. (A)	47,179	3,477,092
Motorola Solutions, Inc.	32,684	4,344,357
NETGEAR, Inc. (A)	5,846	133,523
NetScout Systems, Inc. (A)	41,444	980,979
Nokia OYJ	1,172,413	3,610,864
Plantronics, Inc. (B)	6,679	67,191
Ribbon Communications, Inc. (A)	12,034	36,463
Telefonaktiebolaget LM Ericsson, B Shares	639,386	5,175,806
ViaSat, Inc. (A)	24,301	872,892
Viavi Solutions, Inc. (A)	44,328	496,917
		60,312,737
Electronic equipment, instruments and components – 1.2%
Akoustis Technologies, Inc. (A)(B)	6,093	32,719
Alps Alpine Company, Ltd.	43,400	418,186
Amphenol Corp., Class A	56,559	4,122,020
Anixter International, Inc. (A)	5,847	513,776
Arlo Technologies, Inc. (A)	15,886	38,603
Arrow Electronics, Inc. (A)	34,320	1,780,178
Avnet, Inc.	42,542	1,067,804
Badger Meter, Inc. (B)	5,492	294,371
Bel Fuse, Inc., Class B	2,107	20,522
Belden, Inc.	23,842	860,219
Benchmark Electronics, Inc.	7,156	143,048
CDW Corp.	27,408	2,556,344
Cognex Corp.	72,010	3,040,262
Coherent, Inc. (A)	10,177	1,082,935
Corning, Inc.	146,715	3,013,526
CTS Corp.	6,335	157,678
Daktronics, Inc.	7,566	37,300
ePlus, Inc. (A)	2,594	162,436
Fabrinet (A)	7,020	383,011
FARO Technologies, Inc. (A)	3,340	148,630
Fitbit, Inc., Class A (A)(B)	44,648	297,356
FLIR Systems, Inc.	25,591	816,097
Halma PLC	79,063	1,856,878
Hamamatsu Photonics KK	29,300	1,190,594
Hexagon AB, B Shares	54,663	2,311,435
Hirose Electric Company, Ltd.	6,775	698,454
Hitachi High-Tech Corp.	14,384	1,062,575
Hitachi, Ltd.	201,294	5,782,450
II-VI, Inc. (A)(B)	54,195	1,544,558
Ingenico Group SA	12,601	1,317,175
Insight Enterprises, Inc. (A)	6,730	283,535
IPG Photonics Corp. (A)	6,783	748,029
Iteris, Inc. (A)	8,457	27,062
Itron, Inc. (A)	6,581	367,417
Jabil, Inc.	58,535	1,438,790
KEMET Corp.	10,913	263,658
Keyence Corp.	38,000	12,217,471
Keysight Technologies, Inc. (A)	35,782	2,994,238
Kimball Electronics, Inc. (A)	4,991	54,502
Knowles Corp. (A)	15,681	209,812
Kyocera Corp.	66,763	3,939,735
Littelfuse, Inc.	10,264	1,369,423
Methode Electronics, Inc.	7,047	186,252
MTS Systems Corp.	3,782	85,095
Murata Manufacturing Company, Ltd.	119,539	5,942,848
Napco Security Technologies, Inc. (A)	2,297	34,845
National Instruments Corp.	49,701	1,644,109
nLight, Inc. (A)	6,607	69,307
Novanta, Inc. (A)	6,484	517,942
Omron Corp.	40,118	2,074,207
OSI Systems, Inc. (A)	3,252	224,128

231

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
PAR Technology Corp. (A)	2,200	$28,292
PC Connection, Inc.	2,222	91,569
Plexus Corp. (A)	5,552	302,917
Rogers Corp. (A)	3,570	337,079
Sanmina Corp. (A)	13,248	361,405
ScanSource, Inc. (A)	5,021	107,399
Shimadzu Corp.	46,192	1,205,529
SYNNEX Corp.	17,217	1,258,563
TDK Corp.	26,921	2,069,933
TE Connectivity, Ltd.	63,804	4,018,376
Tech Data Corp. (A)	21,756	2,846,773
Trimble, Inc. (A)	104,977	3,341,418
TTM Technologies, Inc. (A)	19,180	198,321
Venture Corp., Ltd.	57,300	545,845
Vishay Intertechnology, Inc.	81,286	1,171,331
Vishay Precision Group, Inc. (A)	2,055	41,264
Yokogawa Electric Corp.	47,592	569,332
Zebra Technologies Corp., Class A (A)	10,286	1,888,510
		91,827,401
IT services – 3.7%
Accenture PLC, Class A	121,144	19,777,969
Adyen NV (A)(B)(C)	2,157	1,842,775
Akamai Technologies, Inc. (A)	30,827	2,820,362
Alliance Data Systems Corp.	7,819	263,109
Amadeus IT Group SA	89,713	4,222,687
Atos SE	20,411	1,359,887
Automatic Data Processing, Inc. (B)	82,541	11,281,704
Brightcove, Inc. (A)	7,718	53,794
Broadridge Financial Solutions, Inc.	21,870	2,073,932
CACI International, Inc., Class A (A)	10,552	2,228,055
Capgemini SE	33,037	2,760,647
Cardtronics PLC, Class A (A)(B)	7,123	149,013
Cass Information Systems, Inc.	2,768	97,323
Cognizant Technology Solutions Corp., Class A	104,453	4,853,931
Computershare, Ltd.	101,531	607,798
Conduent, Inc. (A)	34,845	85,370
CoreLogic, Inc.	33,506	1,023,273
CSG Systems International, Inc.	6,355	265,957
DXC Technology Company	48,834	637,284
Edenred	50,648	2,101,864
Endurance International Group Holdings, Inc. (A)	14,657	28,288
EVERTEC, Inc.	11,704	266,032
Evo Payments, Inc., Class A (A)	7,703	117,856
ExlService Holdings, Inc. (A)	6,435	334,813
Fidelity National Information Services, Inc.	117,241	14,261,195
Fiserv, Inc. (A)	108,945	10,348,686
FleetCor Technologies, Inc. (A)	16,554	3,087,983
Fujitsu, Ltd.	40,923	3,685,881
Gartner, Inc. (A)	17,064	1,699,062
Global Payments, Inc.	57,332	8,268,994
GMO Payment Gateway, Inc.	8,500	595,726
GTT Communications, Inc. (A)(B)	6,660	52,947
I3 Verticals, Inc., Class A (A)(B)	2,855	54,502
IBM Corp.	168,943	18,740,847
Information Services Group, Inc. (A)	8,158	20,966
International Money Express, Inc. (A)	3,653	33,352
Itochu Techno-Solutions Corp.	19,900	566,759
Jack Henry & Associates, Inc.	14,676	2,278,302
KBR, Inc.	86,962	1,798,374
Leidos Holdings, Inc.	25,384	2,326,444
Limelight Networks, Inc. (A)	22,362	127,463
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
LiveRamp Holdings, Inc. (A)	41,488	$1,365,785
ManTech International Corp., Class A	5,132	372,942
Mastercard, Inc., Class A	169,343	40,906,495
MAXIMUS, Inc.	39,205	2,281,731
NEC Corp.	52,484	1,911,111
NIC, Inc.	12,664	291,272
Nomura Research Institute, Ltd.	70,500	1,489,153
NTT Data Corp.	131,110	1,255,058
Obic Company, Ltd.	13,500	1,758,910
Otsuka Corp.	21,700	925,082
Paychex, Inc.	60,770	3,823,648
PayPal Holdings, Inc. (A)	223,988	21,444,611
Paysign, Inc. (A)	6,031	31,120
Perficient, Inc. (A)	6,157	166,793
Perspecta, Inc.	84,890	1,548,394
PRGX Global, Inc. (A)	4,762	13,334
Sabre Corp.	115,406	684,358
Science Applications International Corp.	31,807	2,373,756
StarTek, Inc. (A)	3,839	14,435
Sykes Enterprises, Inc. (A)	7,359	199,576
The Hackett Group, Inc.	4,794	60,980
The Western Union Company (B)	79,977	1,449,983
TTEC Holdings, Inc.	3,353	123,122
Tucows, Inc., Class A (A)(B)	1,869	90,198
Unisys Corp. (A)	9,940	122,759
VeriSign, Inc. (A)	19,709	3,549,394
Verra Mobility Corp. (A)	24,555	175,323
Virtusa Corp. (A)	5,559	157,876
Visa, Inc., Class A	326,549	52,613,575
WEX, Inc. (A)	18,241	1,907,097
Wirecard AG (B)	24,416	2,750,953
Wix.com, Ltd. (A)(B)	10,000	1,008,200
Worldline SA (A)(C)	20,862	1,231,300
		275,299,530
Semiconductors and semiconductor equipment – 3.5%
Adesto Technologies Corp. (A)	5,209	58,289
Advanced Energy Industries, Inc. (A)	7,332	355,529
Advanced Micro Devices, Inc. (A)	212,435	9,661,544
Advantest Corp.	41,500	1,652,943
Alpha & Omega Semiconductor, Ltd. (A)	4,008	25,691
Ambarella, Inc. (A)	6,230	302,529
Amkor Technology, Inc. (A)	19,051	148,407
Analog Devices, Inc.	70,257	6,298,540
Applied Materials, Inc.	176,215	8,074,171
ASM Pacific Technology, Ltd.	63,368	587,569
ASML Holding NV	88,580	23,350,977
Axcelis Technologies, Inc. (A)	6,294	115,243
AXT, Inc. (A)	8,492	27,259
Broadcom, Inc.	75,669	17,941,120
Brooks Automation, Inc.	13,971	426,116
Cabot Microelectronics Corp.	17,841	2,036,372
CEVA, Inc. (A)	4,284	106,800
Cirrus Logic, Inc. (A)	35,564	2,334,065
Cohu, Inc.	7,789	96,428
Cree, Inc. (A)(B)	45,385	1,609,352
Cypress Semiconductor Corp.	155,616	3,628,965
Diodes, Inc. (A)	7,997	324,958
Disco Corp. (B)	5,600	1,089,495
DSP Group, Inc. (A)	4,249	56,937
Enphase Energy, Inc. (A)(B)	17,696	571,404
First Solar, Inc. (A)	31,979	1,153,163
FormFactor, Inc. (A)	14,539	292,089
GSI Technology, Inc. (A)	3,540	24,638
Ichor Holdings, Ltd. (A)	4,331	82,982
Impinj, Inc. (A)	3,238	54,107

232

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Infineon Technologies AG	260,090	$3,754,593
Inphi Corp. (A)	8,645	684,425
Intel Corp.	829,803	44,908,938
KLA Corp.	30,101	4,326,718
Lam Research Corp.	27,675	6,642,000
Lattice Semiconductor Corp. (A)	24,297	432,973
MACOM Technology Solutions Holdings, Inc. (A)	8,933	169,102
Maxim Integrated Products, Inc. (B)	51,621	2,509,297
MaxLinear, Inc. (A)	12,906	150,613
Microchip Technology, Inc. (B)	45,587	3,090,799
Micron Technology, Inc. (A)	211,180	8,882,231
MKS Instruments, Inc.	22,969	1,870,825
Monolithic Power Systems, Inc.	17,022	2,850,504
NeoPhotonics Corp. (A)	7,679	55,673
NVE Corp.	983	51,145
NVIDIA Corp.	116,745	30,773,982
NXP Semiconductors NV	58,000	4,809,940
Onto Innovation, Inc. (A)	9,300	275,931
PDF Solutions, Inc. (A)	5,504	64,507
Photronics, Inc. (A)	12,381	127,029
Power Integrations, Inc.	5,446	481,045
Qorvo, Inc. (A)	22,161	1,786,841
QUALCOMM, Inc.	217,817	14,735,320
Rambus, Inc. (A)	21,199	235,309
Renesas Electronics Corp. (A)	159,300	566,641
Rohm Company, Ltd. (B)	19,442	1,055,354
Semtech Corp. (A)	40,642	1,524,075
Silicon Laboratories, Inc. (A)(B)	26,556	2,268,148
SiTime Corp. (A)	976	21,248
Skyworks Solutions, Inc.	32,501	2,904,939
SMART Global Holdings, Inc. (A)	2,592	62,986
SolarEdge Technologies, Inc. (A)(B)	20,483	1,677,148
STMicroelectronics NV	142,038	3,053,332
SUMCO Corp.	51,800	658,214
SunPower Corp. (A)(B)	14,356	72,785
Synaptics, Inc. (A)	20,696	1,197,678
Teradyne, Inc.	70,612	3,825,052
Texas Instruments, Inc.	178,317	17,819,218
Tokyo Electron, Ltd.	32,660	6,086,956
Ultra Clean Holdings, Inc. (A)	7,676	105,929
Universal Display Corp.	17,866	2,354,381
Veeco Instruments, Inc. (A)	9,551	91,403
Xilinx, Inc.	47,970	3,738,782
Xperi Corp.	9,587	133,355
		265,375,046
Software – 5.7%
8x8, Inc. (A)(B)	18,651	258,503
A10 Networks, Inc. (A)	9,730	60,423
ACI Worldwide, Inc. (A)	70,935	1,713,080
Adobe, Inc. (A)	92,343	29,387,236
Agilysys, Inc. (A)(B)	3,878	64,763
Alarm.com Holdings, Inc. (A)	7,101	276,300
Altair Engineering, Inc., Class A (A)	7,701	204,077
American Software, Inc., Class A	5,714	81,196
ANSYS, Inc. (A)	16,325	3,795,073
Appfolio, Inc., Class A (A)	3,015	334,514
Appian Corp. (A)(B)	6,576	264,552
Autodesk, Inc. (A)	41,973	6,551,985
Avaya Holdings Corp. (A)(B)	20,063	162,310
AVEVA Group PLC	13,404	577,508
Benefitfocus, Inc. (A)	5,932	52,854
Blackbaud, Inc.	30,146	1,674,610
Blackline, Inc. (A)	8,317	437,557
Bottomline Technologies DE, Inc. (A)	8,363	306,504
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Box, Inc., Class A (A)	28,262	$396,798
Cadence Design Systems, Inc. (A)	53,526	3,534,857
CDK Global, Inc.	51,153	1,680,376
Ceridian HCM Holding, Inc. (A)	42,467	2,126,323
ChannelAdvisor Corp. (A)	5,325	38,660
Check Point Software Technologies, Ltd. (A)	25,826	2,596,546
Citrix Systems, Inc.	23,350	3,305,193
Cloudera, Inc. (A)(B)	47,805	376,225
CommVault Systems, Inc. (A)	25,798	1,044,303
Cornerstone OnDemand, Inc. (A)	11,026	350,076
CyberArk Software, Ltd. (A)	8,000	684,480
Dassault Systemes SE	27,336	3,990,810
Digimarc Corp. (A)(B)	2,430	31,712
Digital Turbine, Inc. (A)	15,178	65,417
Domo, Inc., Class B (A)	3,739	37,166
Ebix, Inc. (B)	4,663	70,784
eGain Corp. (A)	4,242	31,094
Envestnet, Inc. (A)	9,307	500,530
Everbridge, Inc. (A)	6,408	681,555
Fair Isaac Corp. (A)	12,204	3,755,049
Five9, Inc. (A)	11,527	881,354
ForeScout Technologies, Inc. (A)	8,361	264,124
Fortinet, Inc. (A)	27,080	2,739,684
GTY Technology Holdings, Inc. (A)(B)	7,959	35,975
Intelligent Systems Corp. (A)	1,299	44,153
Intuit, Inc.	49,656	11,420,880
j2 Global, Inc.	28,472	2,131,129
LivePerson, Inc. (A)(B)	12,020	273,455
LogMeIn, Inc.	20,569	1,712,986
Manhattan Associates, Inc. (A)	26,926	1,341,453
Micro Focus International PLC	70,416	347,474
Microsoft Corp.	1,455,265	229,509,818
MicroStrategy, Inc., Class A (A)	1,563	184,590
Mitek Systems, Inc. (A)	7,659	60,353
MobileIron, Inc. (A)	19,856	75,453
Model N, Inc. (A)	6,371	141,500
Nice, Ltd. (A)	13,228	1,912,710
NortonLifeLock, Inc.	109,379	2,046,481
OneSpan, Inc. (A)	6,463	117,303
Oracle Corp.	413,273	19,973,484
Oracle Corp. Japan	8,006	698,306
Paycom Software, Inc. (A)	9,358	1,890,410
Ping Identity Holding Corp. (A)(B)	2,647	52,993
Progress Software Corp.	8,678	277,696
PROS Holdings, Inc. (A)	6,440	199,833
PTC, Inc. (A)	43,798	2,680,876
Q2 Holdings, Inc. (A)	8,408	496,576
QAD, Inc., Class A	2,172	86,728
Qualys, Inc. (A)	6,488	564,391
Rapid7, Inc. (A)	9,522	412,588
Rimini Street, Inc. (A)	4,616	18,879
Rosetta Stone, Inc. (A)	4,024	56,416
SailPoint Technologies Holding, Inc. (A)	16,550	251,891
salesforce.com, Inc. (A)	169,203	24,361,848
SAP SE	204,494	22,831,328
SecureWorks Corp., Class A (A)	1,804	20,764
ServiceNow, Inc. (A)	35,977	10,310,289
SharpSpring, Inc. (A)(B)	2,341	14,186
ShotSpotter, Inc. (A)	1,606	44,133
Sprout Social, Inc., Class A (A)(B)	1,879	29,989
SPS Commerce, Inc. (A)	6,746	313,756
SVMK, Inc. (A)	16,766	226,509
Synchronoss Technologies, Inc. (A)	7,939	24,214
Synopsys, Inc. (A)	28,677	3,693,311

233

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Telaria, Inc. (A)	8,873	$53,238
Telenav, Inc. (A)	6,654	28,745
Temenos AG (A)	13,582	1,770,408
Tenable Holdings, Inc. (A)	7,350	160,671
Teradata Corp. (A)	47,404	971,308
The Sage Group PLC	226,268	1,645,318
TiVo Corp.	24,220	171,478
Trend Micro, Inc.	26,264	1,296,975
Tyler Technologies, Inc. (A)	16,427	4,871,591
Upland Software, Inc. (A)	4,389	117,713
Varonis Systems, Inc. (A)	5,773	367,567
Verint Systems, Inc. (A)	12,791	550,013
VirnetX Holding Corp. (A)	11,982	65,542
WiseTech Global, Ltd.	29,733	309,103
Workiva, Inc. (A)	7,100	229,543
Yext, Inc. (A)(B)	18,684	190,390
Zix Corp. (A)	10,520	45,341
Zuora, Inc., Class A (A)(B)	17,272	139,040
		429,257,252
Technology hardware, storage and peripherals – 3.1%
3D Systems Corp. (A)	22,441	173,020
Apple, Inc.	796,738	202,602,506
Avid Technology, Inc. (A)	5,582	37,567
Brother Industries, Ltd.	46,436	703,342
Canon, Inc.	208,277	4,526,052
Diebold Nixdorf, Inc. (A)	15,027	52,895
FUJIFILM Holdings Corp.	75,038	3,697,838
Hewlett Packard Enterprise Company	246,842	2,396,836
HP, Inc.	282,689	4,907,481
Immersion Corp. (A)	6,240	33,446
Konica Minolta, Inc.	94,186	379,462
NCR Corp. (A)	53,766	951,658
NetApp, Inc.	43,536	1,815,016
Ricoh Company, Ltd. (B)	139,577	1,019,090
Seagate Technology PLC	44,101	2,152,129
Seiko Epson Corp. (B)	58,247	626,909
Stratasys, Ltd. (A)(B)	10,024	159,883
Western Digital Corp.	56,733	2,361,227
Xerox Holdings Corp.	35,466	671,726
		229,268,083
		1,351,340,049
Materials – 4.0%
Chemicals – 2.3%
Advanced Emissions Solutions, Inc. (B)	3,398	22,325
AdvanSix, Inc. (A)	5,605	53,472
Air Liquide SA	98,177	12,532,039
Air Products & Chemicals, Inc.	42,050	8,393,601
Air Water, Inc. (B)	37,607	515,022
Akzo Nobel NV	47,434	3,119,669
Albemarle Corp.	20,227	1,140,196
American Vanguard Corp.	5,626	81,352
Amyris, Inc. (A)	12,591	32,233
Arkema SA	14,313	977,213
Asahi Kasei Corp.	262,657	1,840,390
Ashland Global Holdings, Inc.	25,378	1,270,676
Balchem Corp.	6,206	612,656
BASF SE	191,135	8,934,017
Cabot Corp.	24,008	627,089
Celanese Corp.	23,058	1,692,227
CF Industries Holdings, Inc.	41,477	1,128,174
Chase Corp.	1,420	116,852
Chr. Hansen Holding A/S (B)	21,948	1,619,603
Clariant AG (A)(B)	41,512	690,935
Corteva, Inc.	142,764	3,354,954
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Covestro AG (C)	36,158	$1,097,328
Croda International PLC	26,754	1,411,476
Daicel Corp.	51,785	376,739
Dow, Inc.	141,447	4,135,910
DuPont de Nemours, Inc.	141,316	4,818,876
Eastman Chemical Company	25,939	1,208,239
Ecolab, Inc.	47,837	7,454,440
EMS-Chemie Holding AG	1,709	1,065,857
Evonik Industries AG	38,803	810,331
Ferro Corp. (A)(B)	15,934	149,142
FMC Corp.	24,725	2,019,785
FutureFuel Corp.	5,300	59,731
GCP Applied Technologies, Inc. (A)	10,513	187,131
Givaudan SA	1,923	5,917,022
Hawkins, Inc.	1,896	67,498
HB Fuller Company	9,817	274,189
Hitachi Chemical Company, Ltd.	21,670	922,131
Incitec Pivot, Ltd.	334,552	414,986
Ingevity Corp. (A)	25,776	907,315
Innospec, Inc.	4,667	324,310
International Flavors & Fragrances, Inc. (B)	20,369	2,079,283
Intrepid Potash, Inc. (A)	20,240	16,192
Israel Chemicals, Ltd.	155,630	495,661
Johnson Matthey PLC	40,259	887,069
JSR Corp.	39,990	730,915
Kansai Paint Company, Ltd.	36,854	699,044
Koninklijke DSM NV	37,772	4,248,925
Koppers Holdings, Inc. (A)	3,670	45,398
Kraton Corp. (A)	6,582	53,314
Kronos Worldwide, Inc. (B)	4,455	37,600
Kuraray Company, Ltd.	66,406	668,139
LANXESS AG	17,281	687,853
Linde PLC	102,471	17,727,483
Livent Corp. (A)(B)	28,656	150,444
LyondellBasell Industries NV, Class A	48,973	2,430,530
Minerals Technologies, Inc.	21,419	776,653
Mitsubishi Chemical Holdings Corp. (B)	266,259	1,581,054
Mitsubishi Gas Chemical Company, Inc.	33,270	359,011
Mitsui Chemicals, Inc.	38,318	721,227
NewMarket Corp.	3,112	1,191,491
Nippon Paint Holdings Company, Ltd.	30,500	1,587,592
Nissan Chemical Corp. (B)	26,000	941,650
Nitto Denko Corp.	32,987	1,465,249
Novozymes A/S, B Shares (B)	44,427	1,992,853
Olin Corp. (B)	67,280	785,158
OMNOVA Solutions, Inc. (A)	8,455	85,734
Orica, Ltd.	79,310	742,438
Orion Engineered Carbons SA	11,910	88,849
PolyOne Corp.	55,810	1,058,716
PPG Industries, Inc.	45,107	3,770,945
PQ Group Holdings, Inc. (A)	7,546	82,251
Quaker Chemical Corp. (B)	2,522	318,478
Rayonier Advanced Materials, Inc.	12,086	12,811
RPM International, Inc.	54,643	3,251,259
Sensient Technologies Corp.	26,002	1,131,347
Shin-Etsu Chemical Company, Ltd.	75,646	7,435,033
Showa Denko KK	28,000	574,451
Sika AG	26,558	4,361,162
Solvay SA	15,417	1,111,064
Stepan Company	3,925	347,206
Sumitomo Chemical Company, Ltd. (B)	309,644	914,829
Symrise AG	26,789	2,478,219
Taiyo Nippon Sanso Corp.	27,057	400,364
Teijin, Ltd.	37,048	626,666

234

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
The Chemours Company (B)	68,894	$611,090
The Mosaic Company	66,697	721,662
The Scotts Miracle-Gro Company	16,695	1,709,568
The Sherwin-Williams Company	15,672	7,201,597
Toray Industries, Inc.	288,572	1,249,093
Tosoh Corp.	54,000	610,259
Trecora Resources (A)	4,681	27,852
Tredegar Corp.	5,165	80,729
Trinseo SA	7,653	138,596
Tronox Holdings PLC, Class A (B)	18,028	89,779
Umicore SA (B)	41,011	1,414,520
Valvoline, Inc.	79,384	1,039,137
Yara International ASA	36,848	1,165,099
		169,587,722
Construction materials – 0.2%
Boral, Ltd.	244,077	306,569
CRH PLC	165,805	4,483,856
Eagle Materials, Inc.	17,542	1,024,804
Fletcher Building, Ltd.	177,854	370,165
Forterra, Inc. (A)	3,677	21,988
HeidelbergCement AG	30,962	1,322,791
James Hardie Industries PLC, CHESS Depositary Interest	92,097	1,069,312
LafargeHolcim, Ltd. (A)	102,535	3,741,861
Martin Marietta Materials, Inc.	11,923	2,256,189
Summit Materials, Inc., Class A (A)	21,988	329,820
Taiheiyo Cement Corp.	25,070	427,024
U.S. Concrete, Inc. (A)	3,174	57,576
United States Lime & Minerals, Inc.	398	29,392
Vulcan Materials Company	25,248	2,728,551
		18,169,898
Containers and packaging – 0.3%
Amcor PLC (B)	309,057	2,509,543
AptarGroup, Inc. (B)	26,937	2,681,309
Avery Dennison Corp.	15,929	1,622,687
Ball Corp.	62,403	4,034,978
Greif, Inc., Class A (B)	15,988	497,067
Greif, Inc., Class B	1,198	47,992
International Paper Company	74,800	2,328,524
Myers Industries, Inc.	7,136	76,712
O-I Glass, Inc. (B)	65,578	466,260
Packaging Corp. of America	18,057	1,567,889
Sealed Air Corp.	29,475	728,327
Silgan Holdings, Inc.	32,672	948,141
Smurfit Kappa Group PLC	46,971	1,330,605
Sonoco Products Company	42,178	1,954,950
Toyo Seikan Group Holdings, Ltd.	29,529	336,844
UFP Technologies, Inc. (A)	1,279	48,717
Westrock Company	49,196	1,390,279
		22,570,824
Metals and mining – 1.1%
1911 Gold Corp. (A)	3,149	723
Allegheny Technologies, Inc. (A)	77,560	659,260
Alumina, Ltd.	508,989	456,154
Anglo American PLC	215,760	3,780,895
Antofagasta PLC	82,059	783,700
ArcelorMittal SA	138,171	1,304,395
BHP Group PLC	439,530	6,821,352
BHP Group, Ltd.	613,110	11,122,616
BlueScope Steel, Ltd.	107,038	560,400
Boliden AB	56,857	1,020,007
Carpenter Technology Corp. (B)	29,224	569,868
Century Aluminum Company (A)	9,859	35,690
Cleveland-Cliffs, Inc. (B)	76,297	301,373
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Coeur Mining, Inc. (A)	46,360	$148,816
Commercial Metals Company	72,663	1,147,349
Compass Minerals International, Inc. (B)	20,834	801,484
Evraz PLC	105,802	302,713
Fortescue Metals Group, Ltd.	288,383	1,767,275
Freeport-McMoRan, Inc.	276,775	1,868,231
Glencore PLC (A)	2,256,094	3,414,706
Gold Resource Corp.	12,115	33,316
Haynes International, Inc.	2,540	52,349
Hecla Mining Company	100,255	182,464
Hitachi Metals, Ltd.	44,764	469,872
JFE Holdings, Inc. (B)	102,333	663,125
Kaiser Aluminum Corp.	3,027	209,711
Maruichi Steel Tube, Ltd. (B)	11,861	284,072
Materion Corp.	3,944	138,079
Mitsubishi Materials Corp.	23,269	475,690
Newcrest Mining, Ltd.	159,830	2,194,901
Newmont Corp.	156,392	7,081,430
Nippon Steel Corp. (B)	168,300	1,434,641
Norsk Hydro ASA	279,892	603,492
Novagold Resources, Inc. (A)	44,329	327,148
Nucor Corp.	57,841	2,083,433
Olympic Steel, Inc.	1,988	20,576
Reliance Steel & Aluminum Company	28,087	2,460,140
Rio Tinto PLC	235,150	10,779,804
Rio Tinto, Ltd.	77,258	3,980,291
Royal Gold, Inc.	27,638	2,424,129
Ryerson Holding Corp. (A)	3,351	17,827
Schnitzer Steel Industries, Inc., Class A	5,115	66,700
South32, Ltd.	1,039,929	1,147,987
Steel Dynamics, Inc.	90,784	2,046,271
Sumitomo Metal Mining Company, Ltd.	48,407	989,657
SunCoke Energy, Inc.	14,276	54,963
Synalloy Corp. (A)	1,873	16,351
thyssenkrupp AG (A)	84,241	443,711
TimkenSteel Corp. (A)	8,126	26,247
United States Steel Corp. (B)	71,648	452,099
voestalpine AG (B)	24,249	489,262
Warrior Met Coal, Inc.	9,932	105,478
Worthington Industries, Inc.	23,028	604,485
		79,226,708
Paper and forest products – 0.1%
Boise Cascade Company	7,477	177,803
Clearwater Paper Corp. (A)	3,129	68,243
Domtar Corp.	24,133	522,238
Louisiana-Pacific Corp.	71,839	1,234,194
Mondi PLC	101,030	1,704,944
Neenah, Inc.	3,216	138,706
Oji Holdings Corp.	179,338	953,391
PH Glatfelter Company	8,478	103,601
Schweitzer-Mauduit International, Inc.	5,983	166,447
Stora Enso OYJ, R Shares	120,969	1,209,550
UPM-Kymmene OYJ	111,045	3,027,854
Verso Corp., Class A (A)	6,860	77,381
		9,384,352
		298,939,504
Real estate – 3.6%
Equity real estate investment trusts – 2.9%
Acadia Realty Trust	16,639	206,157
Agree Realty Corp.	7,916	490,000
Alexander & Baldwin, Inc.	13,441	150,808
Alexander's, Inc.	419	115,623
Alexandria Real Estate Equities, Inc.	23,387	3,205,422
American Assets Trust, Inc.	9,297	232,425

235

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
American Campus Communities, Inc.	57,898	$1,606,670
American Finance Trust, Inc.	20,762	129,763
American Tower Corp.	84,495	18,398,786
Apartment Investment & Management Company, A Shares	28,401	998,295
Armada Hoffler Properties, Inc.	10,768	115,218
Ascendas Real Estate Investment Trust	600,678	1,189,350
Ashford Hospitality Trust, Inc.	22,554	16,672
AvalonBay Communities, Inc.	26,642	3,920,903
Bluerock Residential Growth REIT, Inc.	5,071	28,245
Boston Properties, Inc.	27,431	2,529,961
Braemar Hotels & Resorts, Inc.	7,430	12,631
Brixmor Property Group, Inc.	125,501	1,192,260
BRT Apartments Corp.	2,129	21,822
Camden Property Trust	40,802	3,233,150
CapitaLand Commercial Trust	561,894	602,945
CapitaLand Mall Trust	537,503	673,957
Career Education Corp.	146,915	533,301
CareTrust REIT, Inc.	18,471	273,186
CatchMark Timber Trust, Inc., Class A	10,157	73,334
CBL & Associates Properties, Inc. (A)	38,177	7,639
Cedar Realty Trust, Inc.	18,882	17,619
Chatham Lodging Trust	9,615	57,113
CIM Commercial Trust Corp.	2,539	28,158
City Office REIT, Inc.	10,600	76,638
Clipper Realty, Inc.	3,272	16,949
Community Healthcare Trust, Inc.	3,614	138,344
CoreCivic, Inc.	73,280	818,538
CorEnergy Infrastructure Trust, Inc.	2,525	46,410
CorePoint Lodging, Inc.	8,662	33,955
CoreSite Realty Corp.	15,880	1,840,492
Corporate Office Properties Trust	47,218	1,044,934
Cousins Properties, Inc.	61,841	1,810,086
Covivio	9,967	559,754
Crown Castle International Corp.	79,312	11,452,653
CyrusOne, Inc.	47,699	2,945,413
Daiwa House REIT Investment Corp.	388	950,959
Dexus	228,087	1,263,966
DiamondRock Hospitality Company	38,946	197,846
Digital Realty Trust, Inc.	39,815	5,530,702
Douglas Emmett, Inc.	69,453	2,119,011
Duke Realty Corp.	70,117	2,270,388
Easterly Government Properties, Inc.	14,237	350,800
EastGroup Properties, Inc.	23,517	2,457,056
EPR Properties	33,059	800,689
Equinix, Inc.	16,268	10,160,505
Equity Residential	66,589	4,109,207
Essential Properties Realty Trust, Inc.	17,560	229,334
Essex Property Trust, Inc.	12,606	2,776,345
Extra Space Storage, Inc.	24,705	2,365,751
Farmland Partners, Inc.	5,771	35,030
Federal Realty Investment Trust	13,398	999,625
First Industrial Realty Trust, Inc.	77,683	2,581,406
Four Corners Property Trust, Inc.	13,349	249,760
Franklin Street Properties Corp.	20,655	118,353
Front Yard Residential Corp.	9,625	115,019
Gecina SA	9,511	1,251,549
Getty Realty Corp.	6,496	154,215
Gladstone Commercial Corp.	6,503	93,383
Gladstone Land Corp.	3,821	45,279
Global Medical REIT, Inc.	7,473	75,627
Global Net Lease, Inc.	17,387	232,464
Goodman Group	342,360	2,509,383
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	12,140	247,777
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Healthcare Realty Trust, Inc.	81,688	$2,281,546
Healthpeak Properties, Inc.	94,417	2,251,845
Hersha Hospitality Trust	8,082	28,934
Highwoods Properties, Inc.	43,714	1,548,350
Host Hotels & Resorts, Inc.	136,808	1,510,360
ICADE	6,198	486,471
Independence Realty Trust, Inc.	17,652	157,809
Industrial Logistics Properties Trust	12,476	218,829
Innovative Industrial Properties, Inc.	3,131	237,737
Investors Real Estate Trust	2,253	123,915
Iron Mountain, Inc.	54,775	1,303,645
iStar, Inc.	11,126	118,047
Japan Prime Realty Investment Corp.	163	492,469
Japan Real Estate Investment Corp.	274	1,610,650
Japan Retail Fund Investment Corp.	545	619,540
JBG SMITH Properties	49,735	1,583,065
Jernigan Capital, Inc.	4,360	47,786
Kilroy Realty Corp.	41,096	2,617,815
Kimco Realty Corp.	80,544	778,860
Kite Realty Group Trust	16,031	151,814
Klepierre SA (B)	41,113	783,678
Lamar Advertising Company, Class A	36,242	1,858,490
Land Securities Group PLC	146,358	1,009,272
Lexington Realty Trust	46,520	461,944
Life Storage, Inc.	19,657	1,858,569
Link REIT	438,106	3,692,564
LTC Properties, Inc.	7,539	232,955
Mack-Cali Realty Corp.	54,947	836,843
Mapletree Commercial Trust	419,300	537,785
Medical Properties Trust, Inc.	218,031	3,769,756
Mid-America Apartment Communities, Inc.	21,759	2,241,830
Mirvac Group	818,285	1,039,627
Monmouth Real Estate Investment Corp.	18,117	218,310
National Health Investors, Inc.	8,036	397,943
National Retail Properties, Inc.	72,322	2,328,045
National Storage Affiliates Trust	11,369	336,522
New Senior Investment Group, Inc.	16,969	43,441
NexPoint Residential Trust, Inc.	3,740	94,285
Nippon Building Fund, Inc.	279	1,876,819
Nippon Prologis REIT, Inc.	415	1,044,177
Nomura Real Estate Master Fund, Inc.	851	1,082,404
Office Properties Income Trust	9,262	252,390
Omega Healthcare Investors, Inc.	92,069	2,443,511
One Liberty Properties, Inc.	3,352	46,693
Orix JREIT, Inc.	545	716,817
Park Hotels & Resorts, Inc.	100,868	797,866
Pebblebrook Hotel Trust	80,352	875,033
Pennsylvania Real Estate Investment Trust	15,947	14,537
Physicians Realty Trust	36,283	505,785
Piedmont Office Realty Trust, Inc., Class A	23,938	422,745
PotlatchDeltic Corp.	41,136	1,291,259
Preferred Apartment Communities, Inc., Class A	9,214	66,157
Prologis, Inc.	140,827	11,318,266
PS Business Parks, Inc.	12,251	1,660,256
Public Storage	28,657	5,691,567
QTS Realty Trust, Inc., Class A	11,045	640,720
Rayonier, Inc.	54,488	1,283,192
Realty Income Corp.	62,172	3,099,896
Regency Centers Corp.	31,964	1,228,377
Retail Opportunity Investments Corp.	22,432	185,961
Retail Value, Inc.	3,172	38,857

236

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Rexford Industrial Realty, Inc.	21,802	$894,100
RLJ Lodging Trust	32,909	254,057
RPT Realty	14,866	89,642
Ryman Hospitality Properties, Inc.	9,458	339,069
Sabra Health Care REIT, Inc.	125,297	1,368,243
Safehold, Inc.	2,410	152,384
Saul Centers, Inc.	2,453	80,311
SBA Communications Corp.	21,480	5,798,956
Scentre Group	1,106,198	1,059,543
Segro PLC	227,302	2,148,771
Seritage Growth Properties, Class A (A)	6,834	62,258
Service Properties Trust	69,340	374,436
Simon Property Group, Inc.	58,537	3,211,340
SL Green Realty Corp.	15,550	670,205
Spirit Realty Capital, Inc.	42,022	1,098,875
STAG Industrial, Inc.	28,768	647,855
Stockland	495,899	762,551
Summit Hotel Properties, Inc.	20,596	86,915
Sunstone Hotel Investors, Inc.	43,407	378,075
Suntec Real Estate Investment Trust	408,300	357,071
Tanger Factory Outlet Centers, Inc.	17,774	88,870
Taubman Centers, Inc.	25,796	1,080,336
Terreno Realty Corp.	12,644	654,327
The British Land Company PLC	183,373	764,700
The GEO Group, Inc.	74,171	901,919
The GPT Group	405,136	900,072
The Macerich Company	46,428	261,390
UDR, Inc.	55,903	2,042,696
UMH Properties, Inc.	7,126	77,388
Unibail-Rodamco-Westfield (B)	28,766	1,649,053
United Urban Investment Corp.	616	616,284
Uniti Group, Inc.	35,851	216,182
Universal Health Realty Income Trust	2,459	247,892
Urban Edge Properties	70,950	625,070
Urstadt Biddle Properties, Inc., Class A	5,947	83,853
Ventas, Inc.	71,103	1,905,560
Vicinity Centres	666,988	417,227
Vornado Realty Trust	30,217	1,094,158
Washington Prime Group, Inc.	38,991	31,392
Washington Real Estate Investment Trust	15,891	379,318
Weingarten Realty Investors	50,965	735,425
Welltower, Inc.	77,402	3,543,464
Weyerhaeuser Company	142,143	2,409,324
Whitestone REIT	7,551	46,816
Xenia Hotels & Resorts, Inc.	22,074	227,362
		222,466,374
Real estate management and development – 0.7%
Aeon Mall Company, Ltd.	21,231	267,964
Aroundtown SA	190,795	955,015
Azrieli Group, Ltd.	9,706	554,945
CapitaLand, Ltd.	534,584	1,071,268
CBRE Group, Inc., Class A (A)	63,857	2,408,047
City Developments, Ltd.	94,613	479,751
CK Asset Holdings, Ltd.	537,562	2,916,644
Consolidated-Tomoka Land Company	1,048	47,506
Cushman & Wakefield PLC (A)	21,838	256,378
Daito Trust Construction Company, Ltd.	14,911	1,384,687
Daiwa House Industry Company, Ltd.	117,766	2,909,681
Deutsche Wohnen SE	74,840	2,836,336
eXp World Holdings, Inc. (A)	4,115	34,813
Forestar Group, Inc. (A)	3,252	33,658
FRP Holdings, Inc. (A)	1,403	60,329
Hang Lung Properties, Ltd.	420,313	847,578
Henderson Land Development Company, Ltd.	301,709	1,141,933
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
Hongkong Land Holdings, Ltd.	242,434	$907,032
Hulic Company, Ltd.	63,069	638,263
Jones Lang LaSalle, Inc.	21,715	2,192,781
Kennedy-Wilson Holdings, Inc.	23,746	318,671
Kerry Properties, Ltd.	136,064	355,807
Lendlease Group	117,331	735,640
Marcus & Millichap, Inc. (A)	4,533	122,844
Maui Land & Pineapple Company, Inc. (A)	1,814	19,827
Mitsubishi Estate Company, Ltd.	245,924	3,632,087
Mitsui Fudosan Company, Ltd.	185,626	3,214,061
New World Development Company, Ltd.	1,275,569	1,360,108
Newmark Group, Inc., Class A	28,143	119,608
Nomura Real Estate Holdings, Inc.	25,963	420,101
Rafael Holdings, Inc., Class B (A)	2,154	27,593
RE/MAX Holdings, Inc., Class A	3,579	78,452
Realogy Holdings Corp. (B)	22,647	68,167
Redfin Corp. (A)(B)	17,367	267,799
Sino Land Company, Ltd.	637,722	802,611
Sumitomo Realty & Development Company, Ltd.	69,283	1,691,741
Sun Hung Kai Properties, Ltd.	331,314	4,331,610
Swire Pacific, Ltd., Class A	103,518	658,965
Swire Properties, Ltd.	243,087	679,123
Swiss Prime Site AG	15,811	1,538,892
Tejon Ranch Company (A)	4,323	60,781
The RMR Group, Inc., Class A	3,025	81,584
The St. Joe Company (A)	6,520	109,406
Tokyu Fudosan Holdings Corp.	127,081	610,382
UOL Group, Ltd.	96,370	442,139
Vonovia SE	107,188	5,331,905
Wharf Real Estate Investment Company, Ltd.	252,061	1,028,140
Wheelock & Company, Ltd.	170,285	1,153,840
		51,206,493
		273,672,867
Utilities – 3.8%
Electric utilities – 2.1%
ALLETE, Inc.	31,757	1,927,015
Alliant Energy Corp.	45,849	2,214,048
American Electric Power Company, Inc.	94,226	7,536,195
AusNet Services	386,096	405,404
Chubu Electric Power Company, Inc.	133,929	1,890,164
CK Infrastructure Holdings, Ltd.	137,843	729,726
CLP Holdings, Ltd.	341,834	3,131,201
Duke Energy Corp.	139,070	11,247,982
Edison International	68,406	3,747,965
EDP - Energias de Portugal SA	531,781	2,139,557
El Paso Electric Company	7,763	527,573
Electricite de France SA	126,908	992,357
Endesa SA	66,144	1,399,631
Enel SpA	1,692,079	11,671,691
Entergy Corp.	37,980	3,568,981
Evergy, Inc.	43,475	2,393,299
Eversource Energy	61,760	4,830,250
Exelon Corp.	185,439	6,826,010
FirstEnergy Corp.	103,069	4,129,975
Fortum OYJ	92,293	1,342,589
Genie Energy, Ltd., B Shares	3,060	21,971
Hawaiian Electric Industries, Inc.	45,917	1,976,727
HK Electric Investments & HK Electric Investments, Ltd.	555,500	533,319
Iberdrola SA	1,257,698	12,301,550
IDACORP, Inc.	21,236	1,864,308
Kyushu Electric Power Company, Inc.	78,818	632,141

237

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
Mercury NZ, Ltd.	141,947	$355,406
MGE Energy, Inc.	6,732	440,744
NextEra Energy, Inc.	93,239	22,435,168
NRG Energy, Inc.	47,994	1,308,316
OGE Energy Corp.	84,347	2,591,983
Orsted A/S (C)	39,357	3,852,957
Otter Tail Corp.	7,620	338,785
Pinnacle West Capital Corp.	21,443	1,625,165
PNM Resources, Inc.	48,824	1,855,312
Portland General Electric Company	17,193	824,232
Power Assets Holdings, Ltd.	288,736	1,712,851
PPL Corp.	137,925	3,403,989
Red Electrica Corp. SA	90,104	1,619,122
Spark Energy, Inc., Class A (B)	2,705	16,960
SSE PLC	212,445	3,413,790
Terna Rete Elettrica Nazionale SpA	292,662	1,839,633
The Chugoku Electric Power Company, Inc. (B)	57,836	806,941
The Kansai Electric Power Company, Inc.	146,324	1,628,719
The Southern Company	200,056	10,831,032
Tohoku Electric Power Company, Inc.	88,765	853,288
Tokyo Electric Power Company Holdings, Inc. (A)	317,128	1,103,206
Verbund AG	14,192	511,851
Xcel Energy, Inc.	100,032	6,031,930
		159,383,009
Gas utilities – 0.4%
APA Group	245,687	1,559,070
Atmos Energy Corp.	22,766	2,259,070
Chesapeake Utilities Corp. (B)	3,056	261,930
Enagas SA	47,180	930,728
Hong Kong & China Gas Company, Ltd.	2,113,470	3,460,657
National Fuel Gas Company (B)	36,374	1,356,386
Naturgy Energy Group SA	61,463	1,078,295
New Jersey Resources Corp.	58,631	1,991,695
Northwest Natural Holding Company	5,818	359,262
ONE Gas, Inc.	32,253	2,696,996
Osaka Gas Company, Ltd.	77,975	1,464,186
RGC Resources, Inc.	1,532	44,321
Snam SpA	423,636	1,936,141
South Jersey Industries, Inc. (B)	17,907	447,675
Southwest Gas Holdings, Inc.	33,494	2,329,843
Spire, Inc.	31,008	2,309,476
Toho Gas Company, Ltd.	15,484	698,031
Tokyo Gas Company, Ltd.	78,196	1,842,551
UGI Corp.	88,070	2,348,827
		29,375,140
Independent power and renewable electricity producers – 0.1%
AES Corp.	126,644	1,722,358
Atlantic Power Corp. (A)	22,211	47,532
Clearway Energy, Inc., Class A	6,716	115,314
Clearway Energy, Inc., Class C	15,280	287,264
Electric Power Development Company, Ltd.	30,448	610,231
Meridian Energy, Ltd.	267,036	637,309
Ormat Technologies, Inc.	7,627	516,043
Sunnova Energy International, Inc. (A)	6,196	62,394
TerraForm Power, Inc., Class A	15,258	240,619
Uniper SE	41,857	1,028,142
		5,267,206
Multi-utilities – 1.0%
AGL Energy, Ltd.	136,433	1,427,817
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
Ameren Corp.	46,932	$3,418,058
Avista Corp.	12,751	541,790
Black Hills Corp.	37,612	2,408,296
CenterPoint Energy, Inc.	95,807	1,480,218
Centrica PLC	1,209,398	569,857
CMS Energy Corp.	54,145	3,181,019
Consolidated Edison, Inc.	63,414	4,946,292
Dominion Energy, Inc.	157,013	11,334,768
DTE Energy Company	36,646	3,480,271
E.ON SE	467,098	4,791,337
Engie SA	379,910	3,890,448
MDU Resources Group, Inc.	84,435	1,815,353
National Grid PLC	724,230	8,462,098
NiSource, Inc.	71,257	1,779,287
NorthWestern Corp.	30,936	1,850,901
Public Service Enterprise Group, Inc.	96,472	4,332,558
RWE AG	121,489	3,177,131
Sempra Energy	53,774	6,075,924
Suez	71,064	721,966
Unitil Corp.	2,830	148,066
Veolia Environnement SA	111,780	2,360,891
WEC Energy Group, Inc.	60,172	5,302,958
		77,497,304
Water utilities – 0.2%
American States Water Company	7,046	575,940
American Water Works Company, Inc.	34,485	4,123,027
Artesian Resources Corp., Class A	1,672	62,499
Cadiz, Inc. (A)	2,852	33,283
California Water Service Group	9,264	466,164
Consolidated Water Company, Ltd.	2,952	48,413
Essential Utilities, Inc.	90,948	3,701,584
Global Water Resources, Inc.	2,583	26,321
Middlesex Water Company	3,260	195,991
Pure Cycle Corp. (A)	3,988	44,466
Severn Trent PLC	49,493	1,400,996
SJW Group	5,087	293,876
The York Water Company	2,542	110,475
United Utilities Group PLC	141,884	1,588,237
		12,671,272
		284,193,931
TOTAL COMMON STOCKS (Cost $5,401,009,441)		$7,247,672,367
PREFERRED SECURITIES – 0.1%
Communication services – 0.0%
Media – 0.0%
GCI Liberty, Inc., 7.000%	1,037	23,872
Consumer discretionary – 0.1%
Automobiles – 0.1%
Bayerische Motoren Werke AG	11,670	494,870
Porsche Automobil Holding SE	31,841	1,330,966
Volkswagen AG	38,524	4,437,831
		6,263,667
Consumer staples – 0.0%
Household products – 0.0%
Henkel AG & Company KGaA	37,032	2,961,878
Health care – 0.0%
Health care equipment and supplies – 0.0%
Sartorius AG	7,403	1,769,877
Materials – 0.0%
Chemicals – 0.0%
FUCHS PETROLUB SE	14,467	516,047
TOTAL PREFERRED SECURITIES (Cost $13,027,347)		$11,535,341

238

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
RIGHTS – 0.0%
Pan American Silver Corp. (Expiration Date: 2-22-29) (A)(E)	54,671	$18,588
TOTAL RIGHTS (Cost $16,278)		$18,588
SHORT-TERM INVESTMENTS – 4.1%
U.S. Government Agency – 2.3%
Federal Home Loan Bank Discount Note
0.030%, 09/01/2020 *	$25,000,000	24,986,188
0.060%, 10/01/2020 *	24,000,000	23,982,920
0.950%, 08/03/2020 *	7,000,000	6,997,348
1.010%, 04/13/2020 *	10,000,000	9,999,767
1.160%, 06/15/2020 *	6,500,000	6,499,052
1.560%, 04/08/2020 *	20,500,000	20,499,721
1.560%, 05/07/2020 *	20,000,000	19,998,600
1.560%, 05/19/2020 *	60,000,000	59,994,400
		172,957,996
Short-term funds – 1.6%
John Hancock Collateral Trust, 1.1260% (F)(G)	12,076,013	120,729,941
Repurchase agreement – 0.2%
Repurchase Agreement with State Street Corp. dated 3-31-20 at 0.000% to be repurchased at $11,659,000 on 4-1-20, collateralized by $6,620,000 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-22 (valued at $6,942,467) and $4,730,000 U.S. Treasury Notes, 2.125% due 5-15-22 (valued at $4,957,224)	$11,659,000	11,659,000
TOTAL SHORT-TERM INVESTMENTS (Cost $305,218,157)		$305,346,937
Total Investments (Strategic Equity Allocation Trust) (Cost $5,719,271,223) – 100.6%		$7,564,573,233
Other assets and liabilities, net – (0.6%)		(42,903,160)
TOTAL NET ASSETS – 100.0%		$7,521,670,073
Strategic Equity Allocation Trust (continued)
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-20. The value of securities on loan amounted to $111,294,880.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 3-31-20.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
MSCI EAFE Index Futures	1,094	Long	Jun 2020	$79,318,509	$85,293,710	$5,975,201
Russell 2000 E-Mini Index Futures	86	Long	Jun 2020	4,698,825	4,934,680	235,855
S&P 500 Index E-Mini Futures	1,274	Long	Jun 2020	155,812,434	163,868,250	8,055,816
S&P Mid 400 Index E-Mini Futures	55	Long	Jun 2020	7,002,748	7,907,900	905,152
						$15,172,024
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Strategic Income Opportunities Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 13.4%
U.S. Government – 11.5%
U.S. Treasury Bonds
2.750%, 11/15/2042	$5,385,000	$6,956,326
3.000%, 02/15/2049	6,200,000	8,645,852
3.125%, 02/15/2043	3,562,600	4,872,412
4.375%, 02/15/2038	3,920,000	6,115,659
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Inflation Protected Securities 0.125%, 01/15/2030	$2,205,610	$2,275,162
U.S. Treasury Notes
1.125%, 02/28/2022	4,450,000	4,524,920
2.000%, 11/15/2026	2,990,000	3,273,583
2.375%, 02/29/2024 to 05/15/2029	8,460,000	9,483,683

239

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
2.625%, 02/15/2029		$1,910,000	$2,233,357
			48,380,954
U.S. Government Agency – 1.9%
Federal National Mortgage Association 3.000%, 04/01/2046 to 12/01/2049		7,515,268	7,925,615
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $47,701,032)			$56,306,569
FOREIGN GOVERNMENT OBLIGATIONS – 17.4%
Australia – 0.1%
New South Wales Treasury Corp. 4.000%, 04/08/2021	AUD	650,000	414,100
Austria – 0.3%
Republic of Austria 0.500%, 02/20/2029 (A)	EUR	1,105,000	1,277,024
Canada – 1.9%
Canada Housing Trust No. 1 2.350%, 06/15/2023 (A)	CAD	1,900,000	1,413,990
Export Development Canada 2.400%, 06/07/2021	AUD	430,000	269,262
Government of Canada
1.500%, 09/01/2024	CAD	220,000	162,429
2.250%, 03/01/2024		3,768,000	2,849,522
Province of Ontario
2.900%, 06/02/2028		1,185,000	912,171
3.450%, 06/02/2045		1,060,000	872,389
Province of Quebec
3.000%, 09/01/2023		650,000	489,535
3.750%, 09/01/2024		1,400,000	1,095,299
			8,064,597
Colombia – 0.4%
Republic of Colombia 4.000%, 02/26/2024		$1,480,000	1,497,627
Finland – 0.3%
Republic of Finland 0.500%, 09/15/2028 (A)	EUR	1,060,000	1,228,890
India – 0.1%
Republic of India 6.450%, 10/07/2029	INR	33,000,000	446,701
Indonesia – 2.5%
Perusahaan Penerbit SBSN Indonesia III 4.150%, 03/29/2027 (A)		$940,000	939,803
Republic of Indonesia
2.150%, 07/18/2024 (A)	EUR	740,000	800,253
2.625%, 06/14/2023 (A)		850,000	939,262
5.625%, 05/15/2023	IDR	1,500,000,000	89,192
5.875%, 01/15/2024 (A)		$535,000	580,581
6.125%, 05/15/2028	IDR	15,016,000,000	810,224
6.500%, 06/15/2025		7,705,000,000	457,648
6.625%, 05/15/2033		6,431,000,000	338,945
7.000%, 05/15/2022 to 09/15/2030		25,776,000,000	1,509,333
7.500%, 08/15/2032 to 05/15/2038		11,864,000,000	670,020
8.250%, 07/15/2021 to 05/15/2029		6,098,000,000	380,572
8.375%, 03/15/2024 to 09/15/2026		23,452,000,000	1,488,324
8.750%, 05/15/2031		17,423,000,000	1,089,948
9.000%, 03/15/2029		6,709,000,000	433,678
			10,527,783
Ireland – 1.4%
Republic of Ireland
3.400%, 03/18/2024	EUR	2,732,000	3,442,540
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Ireland (continued)
Republic of Ireland (continued)
3.900%, 03/20/2023	EUR	1,820,000	$2,259,375
			5,701,915
Japan – 1.2%
Government of Japan 0.100%, 12/20/2023	JPY	533,450,000	5,000,522
Malaysia – 1.5%
Government of Malaysia
3.733%, 06/15/2028	MYR	1,930,000	454,766
3.828%, 07/05/2034		1,965,000	460,750
3.844%, 04/15/2033		4,313,000	1,017,328
3.882%, 03/14/2025		2,835,000	677,128
3.899%, 11/16/2027		3,370,000	804,843
4.059%, 09/30/2024		3,895,000	939,537
4.160%, 07/15/2021		7,083,000	1,672,998
			6,027,350
Mexico – 0.2%
Government of Mexico 7.750%, 05/29/2031	MXN	20,710,000	895,124
Norway – 1.1%
Government of Norway
2.000%, 05/24/2023 (A)	NOK	17,125,000	1,727,583
3.750%, 05/25/2021 (A)		28,565,000	2,855,733
			4,583,316
Philippines – 2.2%
Republic of Philippines
0.875%, 05/17/2027	EUR	1,465,000	1,481,178
3.375%, 08/20/2020	PHP	7,490,000	146,829
3.500%, 03/20/2021 to 04/21/2023		73,990,000	1,411,735
4.625%, 09/09/2040		4,368,000	77,251
5.500%, 03/08/2023		22,160,000	446,578
6.250%, 03/12/2024 to 01/14/2036		81,175,000	1,855,556
6.500%, 04/28/2021		18,460,000	371,616
6.875%, 01/10/2029		41,600,000	935,354
7.375%, 03/03/2021		59,600,000	1,205,086
8.000%, 07/19/2031		46,905,000	1,156,885
			9,088,068
Portugal – 1.6%
Republic of Portugal
2.125%, 10/17/2028 (A)	EUR	1,960,000	2,397,501
3.850%, 04/15/2021 (A)		1,915,000	2,200,693
5.125%, 10/15/2024 (A)		$1,905,000	2,134,099
			6,732,293
Qatar – 0.3%
State of Qatar
4.000%, 03/14/2029 (A)		875,000	935,620
4.817%, 03/14/2049 (A)		395,000	465,237
			1,400,857
Singapore – 1.2%
Republic of Singapore
1.750%, 04/01/2022	SGD	2,290,000	1,643,395
1.875%, 03/01/2050		2,311,000	1,723,897
3.250%, 09/01/2020		2,505,000	1,781,040
			5,148,332
Sweden – 0.5%
Kingdom of Sweden 0.125%, 04/24/2023 (A)	EUR	1,880,000	2,105,664
United Kingdom – 0.6%
Government of United Kingdom
0.500%, 07/22/2022	GBP	920,000	1,152,312

240

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
United Kingdom (continued)
Government of United Kingdom (continued)
3.750%, 09/07/2020	GBP	1,075,000	$1,355,113
			2,507,425
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $78,930,859)			$72,647,588
CORPORATE BONDS – 47.8%
Communication services – 7.8%
Altice Financing SA 7.500%, 05/15/2026 (A)		$1,785,000	1,735,913
Altice France SA 7.375%, 05/01/2026 (A)		535,000	540,350
Cablevision Systems Corp. 5.875%, 09/15/2022		770,000	777,700
CCO Holdings LLC
4.500%, 08/15/2030 (A)		820,000	803,600
4.750%, 03/01/2030 (A)		690,000	688,275
5.125%, 05/01/2027 (A)		1,845,000	1,856,937
5.750%, 02/15/2026 (A)		405,000	409,212
Charter Communications Operating LLC
5.125%, 07/01/2049		1,790,000	1,904,051
5.750%, 04/01/2048		790,000	896,833
CSC Holdings LLC
5.375%, 02/01/2028 (A)		1,135,000	1,157,700
5.500%, 04/15/2027 (A)		1,470,000	1,521,303
5.750%, 01/15/2030 (A)		1,410,000	1,421,929
7.500%, 04/01/2028 (A)		1,130,000	1,203,925
10.875%, 10/15/2025 (A)		555,000	598,013
DISH DBS Corp. 5.875%, 07/15/2022		1,260,000	1,227,013
GCI LLC 6.625%, 06/15/2024 (A)		1,665,000	1,648,350
Intelsat Jackson Holdings SA 8.500%, 10/15/2024 (A)(B)		1,575,000	991,778
LCPR Senior Secured Financing DAC 6.750%, 10/15/2027 (A)		1,395,000	1,374,075
Lions Gate Capital Holdings LLC
5.875%, 11/01/2024 (A)		381,000	324,540
6.375%, 02/01/2024 (A)		1,335,000	1,174,800
Live Nation Entertainment, Inc. 4.750%, 10/15/2027 (A)		710,000	635,450
Match Group, Inc. 4.125%, 08/01/2030 (A)		705,000	630,094
Netflix, Inc. 5.375%, 11/15/2029 (A)		1,110,000	1,159,950
Outfront Media Capital LLC 5.000%, 08/15/2027 (A)		1,020,000	938,400
Sirius XM Radio, Inc.
4.625%, 05/15/2023 (A)		175,000	173,248
5.375%, 07/15/2026 (A)		565,000	571,893
T-Mobile USA, Inc.
4.500%, 02/01/2026		400,000	407,000
6.500%, 01/15/2026		795,000	834,750
Twitter, Inc. 3.875%, 12/15/2027 (A)		201,000	193,337
Verizon Communications, Inc.
4.016%, 12/03/2029		1,290,000	1,454,382
4.329%, 09/21/2028		1,800,000	2,074,319
WMG Acquisition Corp. 5.500%, 04/15/2026 (A)		1,585,000	1,549,338
			32,878,458
Consumer discretionary – 4.6%
BMW Finance NV 1.000%, 11/14/2024	EUR	410,000	437,033
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Connect Finco SARL 6.750%, 10/01/2026 (A)		$440,000	$363,550
Diamond Sports Group LLC
5.375%, 08/15/2026 (A)		1,715,000	1,393,472
6.625%, 08/15/2027 (A)(B)		2,006,000	1,341,513
ESH Hospitality, Inc. 5.250%, 05/01/2025 (A)		820,000	688,800
Expedia Group, Inc.
3.250%, 02/15/2030		715,000	582,845
3.800%, 02/15/2028		1,335,000	1,155,010
5.000%, 02/15/2026		1,035,000	935,184
5.950%, 08/15/2020		205,000	202,223
Graham Holdings Company 5.750%, 06/01/2026 (A)		865,000	847,700
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC
5.000%, 06/01/2024 (A)		660,000	646,800
5.250%, 06/01/2026 (A)		1,661,000	1,658,675
Lennar Corp.
4.500%, 04/30/2024		375,000	366,765
4.750%, 11/29/2027		1,905,000	1,900,238
5.875%, 11/15/2024		285,000	288,278
New Red Finance, Inc.
3.875%, 01/15/2028 (A)		1,425,000	1,353,750
4.250%, 05/15/2024 (A)		1,470,000	1,466,310
5.000%, 10/15/2025 (A)		1,685,000	1,609,158
Yum! Brands, Inc. 4.750%, 01/15/2030 (A)		2,173,000	2,023,932
			19,261,236
Consumer staples – 1.8%
JBS Investments II GmbH 7.000%, 01/15/2026 (A)		400,000	398,632
Molson Coors Beverage Company 1.250%, 07/15/2024	EUR	755,000	820,565
Natura Cosmeticos SA 5.375%, 02/01/2023 (A)		$210,000	193,727
Post Holdings, Inc.
5.000%, 08/15/2026 (A)		1,795,000	1,847,324
5.500%, 12/15/2029 (A)		285,000	295,631
5.625%, 01/15/2028 (A)		1,255,000	1,276,963
5.750%, 03/01/2027 (A)		2,120,000	2,172,385
Walnut Bidco PLC
6.750%, 08/01/2024 (A)	EUR	500,000	403,523
9.125%, 08/01/2024 (A)		$475,000	365,649
			7,774,399
Energy – 5.2%
Aker BP ASA
3.750%, 01/15/2030 (A)		985,000	737,253
4.750%, 06/15/2024 (A)		700,000	587,325
5.875%, 03/31/2025 (A)		155,000	137,174
DCP Midstream Operating LP 5.375%, 07/15/2025		1,266,000	857,715
Enbridge, Inc. 4.250%, 12/01/2026		1,720,000	1,751,777
Energy Transfer Operating LP 5.500%, 06/01/2027		430,000	375,939
Enterprise Products Operating LLC 3.125%, 07/31/2029		2,385,000	2,197,152
EOG Resources, Inc. 4.150%, 01/15/2026		435,000	445,327
Indika Energy Capital III Pte, Ltd. 5.875%, 11/09/2024 (A)(B)		1,025,000	676,819
Kinder Morgan, Inc. 4.300%, 06/01/2025		450,000	459,282

241

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Marathon Oil Corp. 4.400%, 07/15/2027		$1,889,000	$1,261,163
Medco Oak Tree Pte, Ltd. 7.375%, 05/14/2026 (A)		1,100,000	693,637
PBF Holding Company LLC
6.000%, 02/15/2028 (A)		77,000	51,783
7.250%, 06/15/2025		680,000	455,804
Pertamina Persero PT
3.650%, 07/30/2029 (A)(B)		295,000	271,393
4.300%, 05/20/2023 (A)		805,000	800,127
Petrobras Global Finance BV
5.093%, 01/15/2030 (A)		2,425,000	2,212,813
5.750%, 02/01/2029		500,000	471,650
5.999%, 01/27/2028		255,000	246,968
6.900%, 03/19/2049		1,110,000	1,082,139
Petroleos del Peru SA 5.625%, 06/19/2047 (A)		697,000	631,663
Saudi Arabian Oil Company
3.500%, 04/16/2029 (A)		985,000	973,651
4.250%, 04/16/2039 (A)		1,140,000	1,129,893
4.375%, 04/16/2049 (A)		675,000	670,690
Targa Resources Partners LP 5.875%, 04/15/2026		191,000	159,008
The Williams Companies, Inc.
4.300%, 03/04/2024		330,000	299,851
4.550%, 06/24/2024		1,385,000	1,262,074
TransCanada PipeLines, Ltd. 4.250%, 05/15/2028		445,000	454,568
Valero Energy Corp. 3.400%, 09/15/2026		470,000	421,731
			21,776,369
Financials – 12.9%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%) 05/15/2058		2,045,000	2,392,650
Asian Development Bank 5.000%, 03/09/2022	AUD	940,000	624,608
Banco Actinver SA
4.800%, 12/18/2032 (A)		$215,000	189,738
9.500%, 12/18/2032 (A)	MXN	12,100,000	469,259
Bank of America Corp. (3.419% to 12-20-27, then 3 month LIBOR + 1.040%) 12/20/2028		$686,000	708,310
Bank of America Corp. (3.974% to 2-7-29, then 3 month LIBOR + 1.210%) 02/07/2030		440,000	475,107
Berkshire Hathaway Finance Corp. 2.375%, 06/19/2039	GBP	610,000	752,287
Berkshire Hathaway, Inc. 0.000%, 03/12/2025	EUR	975,000	1,020,655
BNG Bank NV 0.250%, 02/22/2023 to 06/07/2024		1,460,000	1,636,952
Chubb INA Holdings, Inc. 0.300%, 12/15/2024		875,000	899,565
CIT Group, Inc. (5.800% to 6-15-22, then 3 month LIBOR + 3.972%) 06/15/2022 (B)(C)		$185,000	160,950
Citigroup, Inc. 4.125%, 07/25/2028		670,000	687,581
Citigroup, Inc. (3 month BBSW + 1.550%) 2.406%, 05/04/2021 (D)	AUD	1,487,000	906,502
Citigroup, Inc. (3 month EURIBOR + 0.500%) 0.107%, 03/21/2023 (D)	EUR	920,000	950,445
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) 01/23/2024 (A)(C)		$200,000	$191,920
DB Insurance Company, Ltd.
3.492%, 05/25/2024	KRW	1,000,000,000	859,760
3.865%, 05/25/2027		1,000,000,000	891,723
Deutsche Bank AG (6.000% to 10-30-25, then 5 Year CMT + 4.524%) 10/30/2025 (C)		$1,800,000	1,205,100
European Financial Stability Facility
0.125%, 10/17/2023	EUR	1,315,000	1,470,190
1.875%, 05/23/2023		1,020,000	1,203,541
European Investment Bank 1.500%, 05/12/2022	NOK	9,790,000	959,164
European Investment Bank (SONIA + 0.350%) 0.423%, 06/29/2023 (D)	GBP	550,000	683,120
International Bank for Reconstruction & Development
1.900%, 01/16/2025	CAD	1,390,000	1,022,000
2.800%, 01/13/2021	AUD	1,185,000	739,903
3.375%, 01/25/2022	NZD	1,327,000	825,562
3.500%, 01/22/2021		1,130,000	688,302
4.625%, 10/06/2021		1,310,000	825,002
7.450%, 08/20/2021	IDR	15,855,000,000	980,366
JPMorgan Chase & Co. 3.625%, 12/01/2027		$705,000	747,549
JPMorgan Chase & Co. (2.005% to 3-13-25, then SOFR + 1.585%) 03/13/2026		1,610,000	1,590,068
KfW
0.000%, 09/15/2023	EUR	415,000	462,194
0.375%, 03/15/2023		845,000	950,740
2.125%, 08/15/2023		1,745,000	2,082,658
6.000%, 08/20/2020	AUD	2,275,000	1,426,935
Lloyds Banking Group PLC (7.500% to 9-27-25, then 5 Year U.S. Swap Rate + 4.496%) 09/27/2025 (C)		$769,000	691,177
MGIC Investment Corp. 5.750%, 08/15/2023		580,000	536,976
MSCI, Inc. 3.625%, 09/01/2030 (A)		235,000	222,956
National Bank of Canada 2.150%, 10/07/2022 (A)		690,000	683,649
Nationstar Mortgage Holdings, Inc. 6.000%, 01/15/2027 (A)		1,220,000	1,037,000
Nordea Eiendomskreditt AS (3 month NIBOR + 0.300%) 1.670%, 06/21/2023 (D)	NOK	7,000,000	671,280
Nordea Eiendomskreditt AS (3 month NIBOR + 0.340%) 1.660%, 06/19/2024 (D)		7,000,000	666,506
Nordic Investment Bank
1.375%, 07/15/2020		5,340,000	513,036
1.500%, 01/24/2022		5,000,000	486,072
Popular, Inc. 6.125%, 09/14/2023		$1,625,000	1,503,125
Societe Generale SA (8.000% to 9-29-25, then 5 Year ICE Swap Rate + 5.873%) 09/29/2025 (A)(C)		460,000	420,900
Swiss Insured Brazil Power Finance Sarl 9.850%, 07/16/2032 (A)	BRL	8,690,000	1,756,029
Synovus Financial Corp. (5.750% to 12-15-20, then 3 month LIBOR + 4.182%) 12/15/2025		$1,500,000	1,410,000

242

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The Goldman Sachs Group, Inc.
1.375%, 05/15/2024	EUR	983,000	$1,063,112
2.000%, 11/01/2028		395,000	424,681
3.500%, 04/01/2025		$960,000	973,480
Truist Financial Corp. 3.875%, 03/19/2029		670,000	679,591
U.S. Bancorp
0.850%, 06/07/2024	EUR	3,025,000	3,211,202
3.150%, 04/27/2027		$915,000	950,544
3.375%, 02/05/2024		508,000	539,491
3.600%, 09/11/2024		467,000	479,438
U.S. Bank NA
2.650%, 05/23/2022		1,045,000	1,061,304
2.800%, 01/27/2025		544,000	561,195
Wells Fargo & Company 3.250%, 04/27/2022	AUD	1,120,000	716,017
Wells Fargo & Company (3 month BBSW + 1.320%) 2.204%, 07/27/2021 (D)		935,000	571,291
Zions Bancorp NA (5.800% to 6-15-23, then 3 month LIBOR + 3.800%) 06/15/2023 (C)		$320,000	310,400
			53,820,858
Health care – 4.6%
Allergan Funding SCS
1.250%, 06/01/2024	EUR	520,000	573,892
2.625%, 11/15/2028		300,000	341,733
Bausch Health Companies, Inc.
5.000%, 01/30/2028 (A)		$1,595,000	1,509,987
5.250%, 01/30/2030 (A)		2,615,000	2,445,025
5.500%, 11/01/2025 (A)		480,000	484,944
5.875%, 05/15/2023 (A)		118,000	116,820
6.125%, 04/15/2025 (A)		245,000	241,325
9.000%, 12/15/2025 (A)		510,000	537,642
Becton Dickinson Euro Finance Sarl 1.208%, 06/04/2026	EUR	745,000	795,350
Centene Corp. 3.375%, 02/15/2030 (A)		$135,000	125,550
CVS Health Corp. 3.625%, 04/01/2027		575,000	589,244
DH Europe Finance II Sarl 0.450%, 03/18/2028	EUR	1,630,000	1,607,981
HCA, Inc.
3.500%, 09/01/2030		$2,978,000	2,703,671
4.125%, 06/15/2029		1,515,000	1,525,825
5.375%, 02/01/2025		1,725,000	1,755,170
Rede D'or Finance Sarl 4.500%, 01/22/2030 (A)		700,000	607,250
Select Medical Corp. 6.250%, 08/15/2026 (A)		1,785,000	1,785,000
Thermo Fisher Scientific, Inc.
0.500%, 03/01/2028	EUR	650,000	648,016
0.750%, 09/12/2024		282,000	305,165
1.400%, 01/23/2026		468,000	510,473
			19,210,063
Industrials – 2.7%
AECOM
5.125%, 03/15/2027		$1,005,000	904,500
5.875%, 10/15/2024		1,140,000	1,114,350
American Airlines Group, Inc. 5.000%, 06/01/2022 (A)		625,000	503,125
BOC Aviation, Ltd. 2.750%, 09/18/2022 (A)		990,000	1,018,720
BOC Aviation, Ltd. (3 month LIBOR + 1.050%) 2.813%, 05/02/2021 (A)(D)		285,000	285,302
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Cimpress PLC 7.000%, 06/15/2026 (A)		$975,000	$858,000
Delta Air Lines 2020-1 Class A Pass Through Trust 2.500%, 06/10/2028		540,000	489,475
Delta Air Lines 2020-1 Class AA Pass Through Trust 2.000%, 06/10/2028		550,000	500,377
Delta Air Lines, Inc. 2.900%, 10/28/2024		320,000	256,124
HC2 Holdings, Inc. 11.500%, 12/01/2021 (A)		695,000	646,350
Indian Railway Finance Corp., Ltd. 3.249%, 02/13/2030 (A)		645,000	569,751
Jasa Marga Persero Tbk PT 7.500%, 12/11/2020 (A)	IDR	9,120,000,000	554,726
JSL Europe SA 7.750%, 07/26/2024 (A)		$360,000	259,664
Owens Corning 3.950%, 08/15/2029 (B)		530,000	500,850
Pelabuhan Indonesia II PT 4.250%, 05/05/2025 (A)		920,000	899,300
Uber Technologies, Inc. 8.000%, 11/01/2026 (A)		1,320,000	1,301,606
United Rentals North America, Inc.
4.000%, 07/15/2030		40,000	35,800
4.875%, 01/15/2028		575,000	557,750
			11,255,770
Information technology – 3.2%
Apple, Inc. 0.875%, 05/24/2025	EUR	630,000	701,228
Banff Merger Sub, Inc. 9.750%, 09/01/2026 (A)		$870,000	765,600
Broadcom, Inc. 4.750%, 04/15/2029 (A)		1,628,000	1,653,540
Camelot Finance SA 4.500%, 11/01/2026 (A)		385,000	373,450
Dell International LLC
5.300%, 10/01/2029 (A)		1,310,000	1,274,213
8.350%, 07/15/2046 (A)		1,733,000	2,036,317
Fidelity National Information Services, Inc.
1.000%, 12/03/2028	EUR	425,000	432,212
1.500%, 05/21/2027		820,000	878,047
Fiserv, Inc.
1.125%, 07/01/2027		290,000	306,138
3.500%, 07/01/2029		$1,780,000	1,883,543
NXP BV 3.875%, 06/18/2026 (A)		1,380,000	1,342,208
SS&C Technologies, Inc. 5.500%, 09/30/2027 (A)		1,305,000	1,345,781
Vericast Corp. 8.375%, 08/15/2022 (A)		350,000	269,938
			13,262,215
Materials – 2.2%
Ardagh Packaging Finance PLC 5.250%, 08/15/2027 (A)		380,000	389,500
Ball Corp.
4.000%, 11/15/2023		1,845,000	1,858,838
4.875%, 03/15/2026		1,120,000	1,163,400
5.250%, 07/01/2025		1,460,000	1,587,458
Berry Global, Inc. 5.625%, 07/15/2027 (A)		675,000	697,356
Braskem Netherlands Finance BV 4.500%, 01/10/2028 (A)		350,000	276,941

243

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Crown Americas LLC 4.500%, 01/15/2023		$915,000	$936,969
Crown Cork & Seal Company, Inc. 7.375%, 12/15/2026		1,021,000	1,046,525
Ecolab, Inc. 1.000%, 01/15/2024	EUR	330,000	363,267
Fibria Overseas Finance, Ltd. 5.500%, 01/17/2027		$355,000	341,581
St. Mary's Cement, Inc. 5.750%, 01/28/2027 (A)(B)		415,000	394,669
			9,056,504
Real estate – 1.1%
American Tower Corp. 1.950%, 05/22/2026	EUR	305,000	341,926
Crown Castle International Corp. 3.800%, 02/15/2028		$865,000	866,469
Equinix, Inc. 3.200%, 11/18/2029		555,000	513,936
SBA Communications Corp.
3.875%, 02/15/2027 (A)		1,210,000	1,213,025
4.875%, 09/01/2024		87,000	88,196
SBA Tower Trust 2.836%, 01/15/2025 (A)		520,000	502,268
VICI Properties LP
4.125%, 08/15/2030 (A)		795,000	753,263
4.625%, 12/01/2029 (A)		385,000	350,350
			4,629,433
Utilities – 1.7%
Adani Green Energy UP, Ltd. 6.250%, 12/10/2024 (A)		460,000	405,030
Greenko Dutch BV 5.250%, 07/24/2024 (A)		975,000	777,465
Greenko Solar Mauritius, Ltd. 5.550%, 01/29/2025 (A)		430,000	356,907
Israel Electric Corp., Ltd.
5.000%, 11/12/2024 (A)		625,000	650,788
6.875%, 06/21/2023 (A)		390,000	428,072
NextEra Energy Capital Holdings, Inc. 2.403%, 09/01/2021		905,000	903,444
NRG Energy, Inc. 6.625%, 01/15/2027		1,023,000	1,063,920
Perusahaan Listrik Negara PT 4.125%, 05/15/2027 (A)		1,440,000	1,387,606
Southern Gas Networks PLC 4.875%, 12/21/2020	GBP	80,000	101,446
Vistra Operations Company LLC
3.550%, 07/15/2024 (A)		$1,050,000	986,981
5.625%, 02/15/2027 (A)		197,000	203,156
			7,264,815
TOTAL CORPORATE BONDS (Cost $216,885,856)			$200,190,120
CONVERTIBLE BONDS – 1.4%
Communication services – 0.4%
DISH Network Corp. 3.375%, 08/15/2026		430,000	349,096
GCI Liberty, Inc. 1.750%, 09/30/2046 (A)		1,150,000	1,447,583
			1,796,679
Consumer discretionary – 0.3%
Sony Corp. 0.000%, 09/30/2022	JPY	84,000,000	1,006,584
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
Information technology – 0.5%
Avaya Holdings Corp. 2.250%, 06/15/2023	$1,055,000	$844,177
IAC Financeco 2, Inc. 0.875%, 06/15/2026 (A)	1,155,000	1,062,682
		1,906,859
Utilities – 0.2%
NRG Energy, Inc. 2.750%, 06/01/2048 (B)	1,020,000	971,550
TOTAL CONVERTIBLE BONDS (Cost $5,840,103)		$5,681,672
CAPITAL PREFERRED SECURITIES – 1.3%
Financials – 1.3%
First Maryland Capital I (3 month LIBOR + 1.000%) 2.831%, 01/15/2027 (D)	1,046,000	910,020
First Maryland Capital II (3 month LIBOR + 0.850%) 2.613%, 02/01/2027 (D)	1,220,000	1,049,200
USB Capital IX (Greater of 3 month LIBOR + 1.020% or 3.500%) 3.500%, 05/04/2020 (C)(D)	2,081,000	1,550,345
Wachovia Capital Trust III (Greater of 3 month LIBOR + 0.930% or 5.570%) 5.570%, 05/04/2020 (C)(D)	1,942,000	1,892,401
		5,401,966
TOTAL CAPITAL PREFERRED SECURITIES (Cost $5,782,112)		$5,401,966
TERM LOANS (E) – 0.0%
Consumer discretionary – 0.0%
American Tire Distributors, Inc., PIK, Exit FILO Term Loan (3 month LIBOR + 6.000%) 7.195%, 09/01/2023	33,103	30,786
TOTAL TERM LOANS (Cost $33,984)		$30,786
COLLATERALIZED MORTGAGE OBLIGATIONS – 4.9%
Commercial and residential – 4.2%
Arroyo Mortgage Trust
Series 2018-1, Class A1, 3.763%, 04/25/2048 (A)(F)	815,787	794,039
Series 2019-1, Class A1, 3.805%, 01/25/2049 (A)(F)	931,338	904,418
Series 2019-2, Class A1, 3.347%, 04/25/2049 (A)(F)	1,371,394	1,303,111
Series 2019-3, Class A1, 2.962%, 10/25/2048 (A)(F)	783,266	734,232
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, Class ENM 3.843%, 11/05/2032 (A)(F)	670,000	532,227
BBCMS Mortgage Trust Series 2018-TALL, Class E (1 month LIBOR + 2.437%) 3.142%, 03/15/2037 (A)(D)	815,000	652,233
BHMS Mortgage Trust Series 2018-ATLS, Class C (1 month LIBOR + 1.900%) 2.605%, 07/15/2035 (A)(D)	665,000	464,854
BX Commercial Mortgage Trust
Series 2018-BIOA, Class E (1 month LIBOR + 1.951%), 2.656%, 03/15/2037 (A)(D)	1,040,000	831,776

244

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
BX Commercial Mortgage Trust (continued)
Series 2019-XL, Class A (1 month LIBOR + 0.920%), 1.625%, 10/15/2036 (A)(D)	$1,633,735	$1,553,984
Series 2020-BXLP, Class A (1 month LIBOR + 0.800%) , 1.505%, 12/15/2036 (A)(D)	690,000	639,910
BXP Trust
Series 2017-CC, Class C, 3.552%, 08/13/2037 (A)(F)	565,000	503,152
Series 2017-GM, Class D, 3.425%, 06/13/2039 (A)(F)	1,220,000	1,164,170
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%), 2.305%, 05/15/2036 (A)(D)	835,000	743,013
Series 2019-NQM1, Class A1, 2.656%, 10/25/2059 (A)	648,010	623,745
DBGS Mortgage Trust Series 2018-BIOD, Class B (1 month LIBOR + 0.888%) 1.593%, 05/15/2035 (A)(D)	863,169	750,428
GS Mortgage Securities Trust Series 2018-TWR, Class A (1 month LIBOR + 0.900%) 1.605%, 07/15/2031 (A)(D)	895,000	758,318
HarborView Mortgage Loan Trust
Series 2004-7, Class 4A, 4.168%, 11/19/2034 (F)	196,239	177,516
Series 2005-9, Class 2A1A (1 month LIBOR + 0.340%), 1.113%, 06/20/2035 (D)	238,481	219,136
Series 2005-9, Class 2A1C (1 month LIBOR + 0.450%), 1.223%, 06/20/2035 (D)	161,971	149,915
Series 2007-3, Class ES IO, 0.350%, 05/19/2047 (A)	5,683,420	71,058
Series 2007-4, Class ES IO, 0.350%, 07/19/2047	5,958,322	70,029
Series 2007-6, Class ES IO, 0.343%, 08/19/2037 (A)	5,321,065	86,614
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-AON, Class D, 4.613%, 07/05/2031 (A)(F)	270,000	256,317
Series 2018-PHH, Class C (1 month LIBOR + 1.360%), 2.065%, 06/15/2035 (A)(D)	265,000	225,592
Merrill Lynch Mortgage Investors Trust Series 2005-A2, Class A2 3.732%, 02/25/2035 (F)	144,191	125,563
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1, 3.997%, 10/25/2034 (F)	185,770	175,024
Series 2004-9, Class 1A, 5.389%, 11/25/2034 (F)	122,103	122,435
Olympic Tower Mortgage Trust Series 2017-OT, Class A 3.566%, 05/10/2039 (A)	595,000	485,377
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
One Bryant Park Trust Series 2019-OBP, Class A 2.516%, 09/15/2054 (A)	$1,175,000	$1,170,469
Verus Securitization Trust Series 2018-1, Class A1 2.929%, 02/25/2048 (A)(F)	206,215	195,827
VNDO Trust Series 2016-350P, Class D 3.903%, 01/10/2035 (A)(F)	449,000	448,149
WaMu Mortgage Pass Through Certificates
Series 2005-AR2, Class 2A2B (1 month LIBOR + 0.380%), 1.327%, 01/25/2045 (D)	189,855	168,893
Series 2005-AR8, Class 2AB2 (1 month LIBOR + 0.840%), 2.467%, 07/25/2045 (D)	227,534	186,761
Worldwide Plaza Trust Series 2017-WWP, Class D 3.596%, 11/10/2036 (A)(F)	645,000	525,537
		17,813,822
U.S. Government Agency – 0.7%
Federal Home Loan Mortgage Corp.
Series 2014-DN2, Class M2 (1 month LIBOR + 1.650%), 2.597%, 04/25/2024 (D)	46,350	45,512
Series 2015-DNA1, Class M2 (1 month LIBOR + 1.850%), 2.797%, 10/25/2027 (D)	133,906	130,424
Series 2017-DNA2, Class M1 (1 month LIBOR + 1.200%), 2.147%, 10/25/2029 (D)	420,612	409,542
Series 2017-DNA3, Class M1 (1 month LIBOR + 0.750%), 1.697%, 03/25/2030 (D)	587,468	577,868
Federal National Mortgage Association
Series 2019-R04, Class 2M2 (1 month LIBOR + 2.100%), 3.047%, 06/25/2039 (A)(D)	945,000	768,551
Series 2019-R06, Class 2M2 (1 month LIBOR + 2.100%), 3.047%, 09/25/2039 (A)(D)	1,270,000	981,877
		2,913,774
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $22,785,195)		$20,727,596
ASSET BACKED SECURITIES – 3.9%
AMSR Trust Series 2019-SFR1, Class A 2.774%, 01/19/2039 (A)	1,665,000	1,577,064
Bravo Mortgage Asset Trust Series 2006-1A, Class A2 (1 month LIBOR + 0.240%) 1.187%, 07/25/2036 (A)(D)	277,826	270,989
CARS-DB4 LP Series 2020-1A, Class B3 4.950%, 02/15/2050 (A)	795,000	667,800
DB Master Finance LLC
Series 2017-1A, Class A2I 3.629%, 11/20/2047 (A)	508,300	489,015
Series 2019-1A, Class A2I 3.787%, 05/20/2049 (A)	893,250	863,317

245

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
DB Master Finance LLC (continued)
Series 2019-1A, Class A2II 4.021%, 05/20/2049 (A)	$481,363	$461,035
Discover Card Execution Note Trust Series 2019-A1, Class A1 3.040%, 07/15/2024	295,000	303,951
Domino's Pizza Master Issuer LLC
Series 2015-1A, Class A2II 4.474%, 10/25/2045 (A)	873,325	847,571
Series 2017-1A, Class A2I (3 month LIBOR + 1.250%) 3.044%, 07/25/2047 (A)(D)	1,177,888	1,102,350
Driven Brands Funding LLC Series 2015-1A, Class A2 5.216%, 07/20/2045 (A)	557,265	555,292
FOCUS Brands Funding LLC Series 2017-1A, Class A2II 5.093%, 04/30/2047 (A)	593,225	489,221
GSAA Home Equity Trust Series 2005-MTR1, Class A4 (1 month LIBOR + 0.370%) 1.317%, 10/25/2035 (D)	154,385	143,597
Home Partners of America Trust Series 2018-1, Class D (1 month LIBOR + 1.450%) 2.250%, 07/17/2037 (A)(D)	590,000	523,382
Home Partners of America Trust Series 2019-1, Class B 3.157%, 09/17/2039 (A)	415,949	398,607
Jack In The Box Funding LLC Series 2019-1A, Class A2II 4.476%, 08/25/2049 (A)	593,513	517,893
Mill City Mortgage Loan Trust Series 2018-3, Class A1 3.500%, 08/25/2058 (A)(F)	1,517,291	1,544,185
MVW Owner Trust Series 2018-1A, Class A 3.450%, 01/21/2036 (A)	429,940	413,135
NextGear Floorplan Master Owner Trust Series 2018-2A, Class A2 3.690%, 10/15/2023 (A)	875,000	829,612
Structured Asset Investment Loan Trust Series 2005-2, Class M2 (1 month LIBOR + 0.735%) 1.682%, 03/25/2035 (D)	395,125	380,363
Taco Bell Funding LLC Series 2016-1A, Class A23 4.970%, 05/25/2046 (A)	1,517,100	1,450,848
Towd Point Mortgage Trust
Series 2018-3, Class A1 3.750%, 05/25/2058 (A)(F)	560,122	559,493
Series 2018-4, Class A1 3.000%, 06/25/2058 (A)(F)	353,027	346,284
Series 2019-1, Class A1 3.750%, 03/25/2058 (A)(F)	815,947	837,646
Verizon Owner Trust Series 2020-A, Class A1A 1.850%, 07/22/2024	680,000	663,348
TOTAL ASSET BACKED SECURITIES (Cost $16,951,957)		$16,235,998
COMMON STOCKS – 1.6%
Communication services – 0.0%
Vertis Holdings, Inc. (G)(H)	8,371	0
Consumer discretionary – 0.3%
Lennar Corp., A Shares	33,695	1,287,149
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials – 0.8%
Deutsche Bank AG	240,473	$1,543,822
The Bank of New York Mellon Corp.	24,596	828,393
U.S. Bancorp	23,237	800,515
		3,172,730
Industrials – 0.3%
HC2 Holdings, Inc. (B)(H)	88,710	137,501
The Boeing Company	8,684	1,295,132
		1,432,633
Real estate – 0.2%
Americold Realty Trust	29,850	1,016,094
TOTAL COMMON STOCKS (Cost $11,890,991)		$6,908,606
PREFERRED SECURITIES – 4.9%
Financials – 1.2%
First Horizon Bank (Greater of 3 month LIBOR + 0.850% or 3.750%), 3.750% (A)(D)	2,315	1,504,750
U.S. Bancorp, 5.500%	40,750	1,015,490
U.S. Bancorp (Greater of 3 month LIBOR + 1.020% or 3.500%), 3.500% (D)	1,304	918,029
Valley National Bancorp (5.500% to 9-30-22, then 3 month LIBOR + 3.578%)	22,825	472,706
Wells Fargo & Company (5.850% to 9-15-23, then 3 month LIBOR + 3.090%)	27,605	672,182
Zions Bancorp NA (6.950% to 9-15-23, then 3 month LIBOR + 3.890%)	21,167	553,729
		5,136,886
Health care – 0.2%
Becton, Dickinson and Company, 6.125%	16,245	849,289
Industrials – 0.4%
Fortive Corp., 5.000%	2,450	1,768,900
Information technology – 0.3%
Broadcom, Inc., 8.000%	1,340	1,252,042
Real estate – 0.3%
Crown Castle International Corp., 6.875%	1,010	1,305,772
Utilities – 2.5%
American Electric Power Company, Inc., 6.125%	32,600	1,572,950
Dominion Energy, Inc., 7.250%	18,000	1,656,180
DTE Energy Company, 6.250%	30,150	1,135,449
NextEra Energy, Inc., 4.872%	41,250	1,952,775
NextEra Energy, Inc., 5.279%	37,350	1,646,762
South Jersey Industries, Inc., 7.250%	17,400	723,666
The Southern Company, 6.750%	33,300	1,478,520
		10,166,302
TOTAL PREFERRED SECURITIES (Cost $23,096,945)		$20,479,191
PURCHASED OPTIONS – 0.0%
Calls – 0.0%
Over the Counter Option on the AUD vs. USD (Expiration Date: 6-4-20; Strike Price: AUD 0.69; Counterparty: Goldman Sachs Bank USA) (H)(I)	12,780,000	8,631
TOTAL PURCHASED OPTIONS (Cost $78,570)		$8,631

246

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 2.1%
Short-term funds – 0.9%
John Hancock Collateral Trust, 1.1260% (J)(K)	356,561	$3,564,714
Repurchase agreement – 1.2%
Repurchase Agreement with State Street Corp. dated 3-31-20 at 0.000% to be repurchased at $5,016,000 on 4-1-20, collateralized by $4,870,000 U.S. Treasury Notes, 2.250% due 4-15-22 (valued at $5,120,099)	$5,016,000	5,016,000
TOTAL SHORT-TERM INVESTMENTS (Cost $8,584,656)		$8,580,714
Total Investments (Strategic Income Opportunities Trust) (Cost $438,562,260) – 98.7%		$413,199,437
Other assets and liabilities, net – 1.3%		5,316,268
TOTAL NET ASSETS – 100.0%		$418,515,705
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
Security Abbreviations and Legend
BBSW	Bank Bill Swap Rate
Strategic Income Opportunities Trust (continued)
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $150,710,752 or 36.0% of the fund's net assets as of 3-31-20.
(B)	All or a portion of this security is on loan as of 3-31-20. The value of securities on loan amounted to $3,469,891.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(H)	Non-income producing security.
(I)	For this type of option, notional amounts are equivalent to number of contracts.
(J)	The rate shown is the annualized seven-day yield as of 3-31-20.
(K)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	89	Short	Jun 2020	$(12,303,116)	$(12,343,188)	$(40,072)
						$(40,072)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	5,920,000	CAD	5,303,811	ANZ	6/17/2020	—	$(129,392)
AUD	410,000	USD	269,337	BNY	6/17/2020	—	(17,095)
AUD	2,630,911	USD	1,730,021	MSCS	6/17/2020	—	(111,419)
AUD	280,000	USD	183,911	SSB	6/17/2020	—	(11,648)
BRL	1,184,462	USD	242,221	CITI	6/17/2020	—	(15,364)
CAD	2,604,800	AUD	2,960,000	HUS	6/17/2020	$31,199	—
CAD	2,513,611	AUD	2,960,000	RBC	6/17/2020	—	(33,645)
CAD	2,724,782	GBP	1,522,500	CIBC	6/17/2020	43,967	—
CAD	7,953,921	GBP	4,580,000	CITI	6/17/2020	—	(40,389)
CAD	7,922,546	GBP	4,625,000	GSI	6/17/2020	—	(118,669)
CAD	5,434,092	GBP	3,045,000	HUS	6/17/2020	76,931	—
247

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	13,204,761	GBP	7,636,250	RBC	6/17/2020	—	$(107,760)
CAD	5,288,563	GBP	3,057,500	SCB	6/17/2020	—	(42,101)
CAD	2,574,604	NZD	3,047,500	ANZ	6/17/2020	$13,447	—
CAD	1,291,777	NZD	1,523,750	CITI	6/17/2020	9,906	—
CAD	7,734,777	NZD	9,157,500	RBC	6/17/2020	39,192	—
CAD	1,289,416	NZD	1,521,525	UBS	6/17/2020	9,554	—
CAD	5,121,465	USD	3,712,499	CIBC	6/17/2020	—	(70,641)
CAD	4,396,970	USD	3,075,000	CITI	6/17/2020	51,672	—
CAD	13,370,480	USD	9,210,000	GSI	6/17/2020	297,708	—
CAD	12,308,094	USD	8,676,182	JPM	6/17/2020	76,065	—
CAD	26,991,756	USD	18,771,955	MSCS	6/17/2020	421,799	—
CAD	5,051,093	USD	3,806,032	RBC	6/17/2020	—	(214,215)
CAD	1,464,851	USD	1,029,277	SCB	6/17/2020	12,374	—
CAD	4,383,948	USD	3,081,667	UBS	6/17/2020	35,745	—
EUR	1,577,500	GBP	1,460,345	GSI	6/17/2020	—	(71,433)
EUR	4,660,000	GBP	4,221,988	HUS	6/17/2020	—	(96,676)
EUR	1,541,250	GBP	1,369,296	UBS	6/17/2020	1,714	—
EUR	6,136,157	USD	6,879,921	CITI	6/17/2020	—	(92,692)
EUR	6,134,522	USD	6,878,267	GSI	6/17/2020	—	(92,848)
EUR	3,867,080	USD	4,297,514	JPM	6/17/2020	—	(20,121)
EUR	4,770,232	USD	5,171,980	SSB	6/17/2020	104,393	—
EUR	4,129,620	USD	4,589,391	USB	6/17/2020	—	(21,602)
EUR	10,033,405	USD	11,003,389	UBS	6/17/2020	94,602	—
GBP	6,152,500	CAD	10,669,512	CIBC	6/17/2020	65,147	—
GBP	4,585,000	CAD	8,000,987	CITI	6/17/2020	13,141	—
GBP	3,053,750	CAD	5,349,875	GSI	6/17/2020	—	(6,162)
GBP	4,567,500	CAD	7,954,530	HUS	6/17/2020	24,411	—
GBP	4,580,000	CAD	7,969,422	MSCS	6/17/2020	29,368	—
GBP	1,526,250	CAD	2,640,886	SCB	6/17/2020	20,356	—
GBP	2,830,590	EUR	3,082,500	HUS	6/17/2020	110,995	—
GBP	2,838,314	EUR	3,060,000	JPM	6/17/2020	145,490	—
GBP	1,413,118	EUR	1,541,250	SSB	6/17/2020	52,790	—
GBP	1,525,000	NZD	3,136,730	GSI	6/17/2020	26,169	—
GBP	1,525,000	USD	1,950,917	GSI	6/17/2020	—	(54,191)
GBP	2,940,000	USD	3,844,512	UBS	6/17/2020	—	(187,871)
JPY	333,096,372	USD	3,066,000	ANZ	6/17/2020	41,904	—
JPY	150,947,371	USD	1,386,786	CIBC	6/17/2020	21,605	—
JPY	643,984,184	USD	5,995,833	GSI	6/17/2020	12,761	—
JPY	337,204,208	USD	3,045,833	HUS	6/17/2020	100,398	—
MXN	26,768,659	USD	1,241,845	CITI	6/17/2020	—	(126,050)
MXN	49,019,803	USD	2,382,085	GSI	6/17/2020	—	(338,796)
MXN	62,018,165	USD	3,057,356	SSB	6/17/2020	—	(472,258)
NZD	3,047,500	CAD	2,577,164	ANZ	6/17/2020	—	(15,267)
NZD	3,050,000	CAD	2,580,883	CIBC	6/17/2020	—	(16,421)
NZD	3,047,998	CAD	2,577,280	NAB	6/17/2020	—	(15,053)
NZD	3,060,000	CAD	2,609,537	RBC	6/17/2020	—	(30,833)
NZD	3,047,500	CAD	2,577,245	SCB	6/17/2020	—	(15,325)
NZD	3,156,247	GBP	1,525,000	CITI	6/17/2020	—	(14,531)
NZD	1,253,184	USD	715,121	GSI	6/17/2020	32,203	—
NZD	1,740,000	USD	1,005,665	NAB	6/17/2020	31,967	—
NZD	872,054	USD	566,849	SSB	6/17/2020	—	(46,809)
SGD	6,181,879	USD	4,495,137	ANZ	6/17/2020	—	(140,765)
SGD	150,000	USD	108,106	HUS	6/17/2020	—	(2,450)
SGD	1,106,128	USD	815,388	SCB	6/17/2020	—	(36,257)
USD	3,996,159	AUD	5,921,894	ANZ	6/17/2020	352,862	—
USD	2,296,394	BRL	10,482,762	CITI	6/17/2020	288,654	—
USD	4,631,250	CAD	6,508,721	CITI	6/17/2020	2,919	—
USD	6,165,417	CAD	8,702,809	JPM	6/17/2020	—	(23,125)
USD	18,367,023	CAD	24,729,268	MSCS	6/17/2020	782,116	—
USD	9,231,666	CAD	13,221,023	RBC	6/17/2020	—	(169,762)
USD	3,083,750	CAD	4,352,993	SSB	6/17/2020	—	(11,650)
USD	1,009,541	CAD	1,390,402	TD	6/17/2020	20,831	—
USD	3,085,000	CAD	4,459,830	USB	6/17/2020	—	(86,372)
USD	10,468,151	EUR	9,321,246	CITI	6/17/2020	157,882	—
USD	2,220,738	EUR	1,999,539	GSI	6/17/2020	9,040	—
USD	1,558,845	EUR	1,382,555	HUS	6/17/2020	29,596	—
248

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	3,594,736	EUR	3,245,142	MSCS	6/17/2020	$5,272	—
USD	2,247,832	EUR	1,999,539	SSB	6/17/2020	36,134	—
USD	24,900,224	EUR	22,353,290	UBS	6/17/2020	175,159	—
USD	2,623,931	GBP	2,022,553	CITI	6/17/2020	108,369	—
USD	2,025,276	GBP	1,577,471	HUS	6/17/2020	63,289	—
USD	1,900,107	GBP	1,470,000	UBS	6/17/2020	71,787	—
USD	9,061,833	JPY	994,298,643	CITI	6/17/2020	—	$(215,316)
USD	2,900,606	JPY	311,252,387	GSI	6/17/2020	—	(3,486)
USD	3,045,833	JPY	326,533,041	JPM	6/17/2020	—	(833)
USD	7,463,370	MXN	145,310,125	CITI	6/17/2020	1,406,421	—
USD	1,180,154	MXN	23,440,740	SSB	6/17/2020	203,076	—
USD	6,989,491	NOK	64,457,784	HUS	6/17/2020	787,709	—
USD	1,694,502	NOK	15,782,250	UBS	6/17/2020	176,016	—
USD	4,141,548	NZD	6,430,059	ANZ	6/17/2020	307,046	—
USD	7,051,750	SGD	9,700,442	HUS	6/17/2020	218,985	—
						$7,252,136	$(3,337,293)
Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	U.S. Dollar
Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
BNY	The Bank of New York Mellon
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
NAB	National Australia Bank Ltd.
OTC	Over-the-counter
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
SSB	State Street Bank and Trust Company
TD	The Toronto-Dominion Bank
UBS	UBS AG
USB	U.S. Bank N.A.
Total Bond Market Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 66.0%
U.S. Government – 39.7%
U.S. Treasury Bonds
2.250%, 08/15/2049	$2,000,000	$2,433,281
2.750%, 08/15/2047	3,000,000	3,965,508
2.875%, 05/15/2049	3,500,000	4,779,551
3.000%, 02/15/2047 to 02/15/2049	28,635,000	39,646,094
4.250%, 05/15/2039 to 11/15/2040	4,610,000	7,179,339
4.375%, 05/15/2041	1,830,000	2,935,363
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Bonds (continued)
4.625%, 02/15/2040	$5,000,000	$8,166,406
4.750%, 02/15/2041	2,000,000	3,342,344
7.875%, 02/15/2021	3,400,000	3,629,500
8.125%, 08/15/2021	1,400,000	1,552,250
8.750%, 08/15/2020	5,750,000	5,934,629

249

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes
0.625%, 03/31/2027	$6,000,000	$6,042,891
1.250%, 08/31/2024	5,000,000	5,198,047
1.375%, 10/31/2020 to 08/31/2026	35,500,000	35,987,774
1.500%, 01/31/2027	5,000,000	5,320,898
1.625%, 07/31/2020 (A)	16,500,000	16,579,900
1.625%, 08/15/2029	8,000,000	8,686,562
1.750%, 07/31/2021 to 12/31/2024	13,000,000	13,531,914
2.000%, 11/15/2021 to 02/15/2022	29,400,000	30,277,771
2.125%, 05/31/2026	3,000,000	3,293,203
2.250%, 02/15/2021 to 11/15/2027	24,595,000	27,243,259
2.375%, 05/15/2029	5,000,000	5,753,906
2.625%, 02/28/2023	3,000,000	3,204,141
2.750%, 04/30/2023	3,500,000	3,764,688
2.875%, 11/30/2023 to 05/15/2028	9,300,000	10,754,504
3.000%, 10/31/2025	2,000,000	2,280,078
3.125%, 05/15/2021	13,100,000	13,540,078
		275,023,879
U.S. Government Agency – 26.3%
Federal Home Loan Bank 5.500%, 07/15/2036	1,690,000	2,613,620
Federal Home Loan Mortgage Corp.
2.375%, 01/13/2022	1,500,000	1,552,278
2.500%, 04/01/2031	1,592,161	1,659,575
2.750%, 06/19/2023	2,000,000	2,142,461
3.000%, 07/01/2032 to 08/01/2046	7,540,174	7,967,807
3.500%, 12/01/2025 to 06/01/2048	9,042,136	9,600,937
4.000%, 02/01/2024 to 09/01/2047	3,828,438	4,113,102
4.100%, (12 month LIBOR + 2.100%), 02/01/2037 (B)	60,820	63,783
4.246%, (12 month LIBOR + 1.864%), 08/01/2037 (B)	440,831	462,312
4.500%, 05/01/2024 to 11/01/2048	6,491,838	7,015,714
5.000%, 06/01/2023 to 09/01/2039	324,760	360,923
5.500%, 02/01/2023 to 01/01/2039	545,047	618,182
6.000%, 10/01/2036 to 10/01/2038	261,006	305,261
6.250%, 07/15/2032	450,000	697,476
6.500%, 01/01/2021 to 08/01/2038	53,165	62,476
6.750%, 09/15/2029	1,200,000	1,793,388
7.000%, 04/01/2029 to 10/01/2038	65,287	76,736
7.500%, 09/01/2030 to 03/01/2032	6,834	8,020
8.000%, 02/01/2030	916	1,058
Federal National Mortgage Association
2.125%, 04/24/2026	2,000,000	2,153,398
2.500%, TBA (C)	4,000,000	4,152,303
2.500%, 05/01/2028	839,400	874,786
2.625%, 09/06/2024	1,000,000	1,090,832
3.000%, TBA (C)	16,400,000	17,197,962
3.000%, 01/01/2027 to 07/01/2046	11,703,606	12,357,201
3.348%, (6 month LIBOR + 1.413%), 07/01/2034 (B)	133,248	136,437
3.353%, (12 month LIBOR + 1.353%), 01/01/2035 (B)	211,055	219,427
3.500%, TBA (C)	8,000,000	8,461,478
3.500%, 12/01/2025 to 10/01/2049	24,121,507	25,694,298
3.897%, (12 month LIBOR + 1.884%), 10/01/2037 (B)	78,035	81,837
4.000%, 08/01/2020 to 05/01/2048	16,351,259	17,558,269
4.174%, (12 month LIBOR + 1.582%), 09/01/2037 (B)	71,778	75,066
4.500%, 12/01/2020 to 06/01/2041	2,463,525	2,696,757
4.535%, (1 Year CMT + 2.185%), 05/01/2036 (B)	63,301	66,386
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
4.674%, (12 month LIBOR + 1.774%), 04/01/2037 (B)	$127,685	$133,906
5.000%, 07/01/2020 to 07/01/2039	1,181,281	1,309,655
5.500%, 08/01/2021 to 11/01/2038	681,451	769,069
6.000%, 01/01/2021 to 08/01/2038	469,810	538,920
6.500%, 03/01/2022 to 12/01/2037	137,154	160,310
7.000%, 02/01/2031 to 10/01/2038	47,754	55,996
7.125%, 01/15/2030	209,000	323,112
7.250%, 05/15/2030	1,450,000	2,244,282
7.500%, 09/01/2030 to 08/01/2031	19,753	23,034
8.000%, 08/01/2030 to 09/01/2031	4,761	5,538
8.500%, 09/01/2030	762	891
Government National Mortgage Association
3.000%, TBA (C)	5,000,000	5,289,116
3.000%, 08/15/2043 to 06/20/2047	5,839,695	6,211,145
3.500%, TBA (C)	2,800,000	2,974,732
3.500%, 04/15/2042 to 02/20/2047	11,858,174	12,691,539
4.000%, 11/15/2026 to 08/20/2048	9,453,544	10,155,078
4.500%, 06/15/2023 to 10/20/2048	2,716,851	2,942,965
5.000%, 10/15/2023 to 07/20/2040	1,097,948	1,219,867
5.500%, 08/15/2023 to 09/20/2039	384,774	431,234
6.000%, 07/15/2029 to 10/15/2038	278,439	318,524
6.500%, 05/15/2028 to 12/15/2038	191,355	222,180
7.000%, 08/15/2029 to 05/15/2032	32,020	36,484
7.500%, 09/15/2030 to 01/15/2031	6,813	7,901
8.000%, 04/15/2031	7,170	8,355
Tennessee Valley Authority 3.875%, 02/15/2021	700,000	718,508
		182,723,887
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $418,467,373)		$457,747,766
FOREIGN GOVERNMENT OBLIGATIONS – 1.3%
Brazil – 0.2%
Federative Republic of Brazil 4.250%, 01/07/2025 (A)	1,612,000	1,696,630
Canada – 0.2%
Province of British Columbia 6.500%, 01/15/2026 (A)	490,000	639,671
Province of Quebec
7.125%, 02/09/2024	150,000	183,674
7.500%, 07/15/2023	410,000	496,119
		1,319,464
Chile – 0.1%
Republic of Chile 3.875%, 08/05/2020	510,000	511,275
Colombia – 0.1%
Republic of Colombia 4.375%, 07/12/2021	550,000	553,443
Israel – 0.1%
Government of Israel 5.500%, 09/18/2023	455,000	528,056
Italy – 0.0%
Republic of Italy 6.875%, 09/27/2023	300,000	343,754
Japan – 0.1%
Japan Bank for International Cooperation 2.500%, 05/23/2024	800,000	845,350

250

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico – 0.2%
Government of Mexico 6.050%, 01/11/2040	$930,000	$1,101,929
Panama – 0.1%
Republic of Panama 6.700%, 01/26/2036	370,000	474,991
Peru – 0.0%
Republic of Peru 6.550%, 03/14/2037 (A)	250,000	357,815
Philippines – 0.1%
Republic of Philippines 4.000%, 01/15/2021	1,000,000	1,008,453
Turkey – 0.1%
Republic of Turkey
6.000%, 01/14/2041	400,000	312,651
6.250%, 09/26/2022	400,000	389,707
		702,358
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $9,290,705)		$9,443,518
CORPORATE BONDS – 25.7%
Communication services – 2.5%
Alphabet, Inc. 3.625%, 05/19/2021	320,000	329,313
America Movil SAB de CV 3.125%, 07/16/2022	500,000	504,667
AT&T, Inc.
3.000%, 02/15/2022	500,000	504,146
4.125%, 02/17/2026	575,000	613,496
4.300%, 12/15/2042	20,000	21,126
4.500%, 03/09/2048	500,000	542,630
4.750%, 05/15/2046	900,000	999,509
4.850%, 07/15/2045	500,000	553,688
5.150%, 03/15/2042	50,000	57,351
6.375%, 03/01/2041	360,000	453,007
7.570%, 02/01/2024	240,000	278,929
7.625%, 04/15/2031	285,000	379,467
Baidu, Inc.
3.000%, 06/30/2020	250,000	250,322
4.125%, 06/30/2025	250,000	265,118
British Telecommunications PLC 9.625%, 12/15/2030 (A)	190,000	292,607
Charter Communications Operating LLC
5.050%, 03/30/2029	400,000	434,222
5.375%, 05/01/2047	500,000	540,294
Comcast Corp.
2.350%, 01/15/2027	455,000	453,287
3.375%, 02/15/2025	600,000	639,860
3.999%, 11/01/2049	500,000	590,637
6.500%, 11/15/2035	255,000	372,228
Deutsche Telekom International Finance BV 8.750%, 06/15/2030	146,000	199,134
Discovery Communications LLC
4.125%, 05/15/2029	900,000	872,263
5.300%, 05/15/2049	400,000	405,178
Fox Corp. 3.500%, 04/08/2030	600,000	598,794
Grupo Televisa SAB 6.625%, 01/15/2040	220,000	257,675
TCI Communications, Inc. 7.125%, 02/15/2028	110,000	152,105
Telefonica Emisiones SA 7.045%, 06/20/2036	230,000	274,283
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Telefonica Europe BV 8.250%, 09/15/2030	$350,000	$506,301
Time Warner Cable LLC 4.125%, 02/15/2021	60,000	60,177
Time Warner Entertainment Company LP 8.375%, 07/15/2033	525,000	722,783
TWDC Enterprises 18 Corp.
3.150%, 09/17/2025	500,000	528,392
4.125%, 06/01/2044 (A)	500,000	592,017
Verizon Communications, Inc.
4.272%, 01/15/2036	458,000	535,064
4.522%, 09/15/2048	760,000	959,371
4.600%, 04/01/2021	650,000	666,252
ViacomCBS, Inc.
4.300%, 02/15/2021	150,000	156,581
4.500%, 03/01/2021	120,000	120,234
Vodafone Group PLC
4.375%, 05/30/2028	400,000	420,547
5.250%, 05/30/2048	300,000	362,029
		17,465,084
Consumer discretionary – 2.0%
Amazon.com, Inc. 4.050%, 08/22/2047	600,000	765,917
American Honda Finance Corp. 2.450%, 09/24/2020	470,000	468,037
AutoZone, Inc. 3.250%, 04/15/2025	1,000,000	996,881
Brinker International, Inc. 3.875%, 05/15/2023	250,000	161,875
eBay, Inc. 3.250%, 10/15/2020	250,000	248,773
Ford Motor Credit Company LLC
3.096%, 05/04/2023	280,000	247,800
3.336%, 03/18/2021	1,000,000	955,000
General Motors Financial Company, Inc.
4.250%, 05/15/2023	280,000	253,184
5.250%, 03/01/2026	650,000	573,722
Hyatt Hotels Corp. 3.375%, 07/15/2023	250,000	230,418
Johnson Controls, Inc. 5.700%, 03/01/2041	150,000	166,008
Lowe's Companies, Inc. 3.375%, 09/15/2025	460,000	459,685
McDonald's Corp.
3.300%, 07/01/2025 (A)	1,000,000	1,035,149
3.625%, 05/20/2021	250,000	257,313
NIKE, Inc. 2.400%, 03/27/2025	1,000,000	1,036,619
O'Reilly Automotive, Inc. 4.875%, 01/14/2021	300,000	298,117
Starbucks Corp. 3.550%, 08/15/2029	300,000	314,843
Target Corp. 3.900%, 11/15/2047	500,000	588,689
The Home Depot, Inc.
2.625%, 06/01/2022	400,000	406,865
2.700%, 04/15/2030	700,000	713,395
3.350%, 09/15/2025	752,000	809,064
4.250%, 04/01/2046	390,000	465,885
5.875%, 12/16/2036	280,000	380,236
The TJX Companies, Inc.
3.875%, 04/15/2030	600,000	620,849
4.500%, 04/15/2050	600,000	643,067
Toyota Motor Credit Corp. 3.400%, 09/15/2021	320,000	325,424

251

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Whirlpool Corp. 5.150%, 03/01/2043	$300,000	$303,847
		13,726,662
Consumer staples – 1.6%
Altria Group, Inc. 4.500%, 05/02/2043	500,000	473,831
Anheuser-Busch Companies LLC
3.650%, 02/01/2026	800,000	840,200
4.900%, 02/01/2046	500,000	545,754
Anheuser-Busch InBev Worldwide, Inc. 4.750%, 01/23/2029	500,000	549,700
Conagra Brands, Inc. 9.750%, 03/01/2021	175,000	183,368
Diageo Capital PLC 4.828%, 07/15/2020	95,000	95,688
Edgewell Personal Care Company 4.700%, 05/19/2021	250,000	244,050
General Mills, Inc. 2.875%, 04/15/2030	600,000	598,800
Kimberly-Clark Corp. 3.200%, 07/30/2046	300,000	279,164
Kraft Heinz Foods Company
3.000%, 06/01/2026	495,000	481,017
3.950%, 07/15/2025	600,000	589,898
6.875%, 01/26/2039	40,000	45,882
Mondelez International, Inc. 4.625%, 05/07/2048	300,000	339,012
PepsiCo, Inc.
2.850%, 02/24/2026	495,000	521,874
4.000%, 03/05/2042	270,000	296,867
5.500%, 01/15/2040	280,000	344,652
Philip Morris International, Inc.
3.600%, 11/15/2023	250,000	260,446
4.125%, 05/17/2021	320,000	328,595
Reynolds American, Inc. 3.250%, 11/01/2022 (A)	270,000	261,728
SC Johnson & Son, Inc. 4.000%, 05/15/2043 (D)	250,000	295,513
Sysco Corp. 6.600%, 04/01/2050	1,000,000	1,086,601
The Coca-Cola Company 3.150%, 11/15/2020	560,000	563,492
Tyson Foods, Inc. 4.350%, 03/01/2029	400,000	438,783
Walmart, Inc.
3.250%, 07/08/2029	600,000	660,038
4.050%, 06/29/2048	500,000	642,966
		10,967,919
Energy – 1.8%
Anadarko Petroleum Corp. 6.450%, 09/15/2036	280,000	139,913
Apache Corp. 3.625%, 02/01/2021	92,000	74,373
Boardwalk Pipelines LP 4.950%, 12/15/2024	400,000	323,967
BP Capital Markets PLC 2.750%, 05/10/2023 (A)	250,000	247,276
Canadian Natural Resources, Ltd. 6.250%, 03/15/2038	290,000	224,895
ConocoPhillips Company 4.950%, 03/15/2026	300,000	321,102
Devon Energy Corp.
5.000%, 06/15/2045	885,000	566,212
7.875%, 09/30/2031	170,000	123,886
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Enbridge, Inc.
3.700%, 07/15/2027	$400,000	$396,714
4.500%, 06/10/2044	400,000	369,934
Energy Transfer Operating LP
6.125%, 12/15/2045	350,000	290,622
6.500%, 02/01/2042	50,000	45,076
Enterprise Products Operating LLC
4.850%, 08/15/2042	280,000	271,424
6.875%, 03/01/2033	130,000	149,781
EOG Resources, Inc. 4.100%, 02/01/2021	300,000	301,704
Exxon Mobil Corp. 2.397%, 03/06/2022 (A)	750,000	762,958
Kinder Morgan Energy Partners LP
4.300%, 05/01/2024	700,000	699,611
6.375%, 03/01/2041	60,000	59,485
6.500%, 09/01/2039	180,000	176,319
Kinder Morgan, Inc. 5.550%, 06/01/2045	375,000	384,991
Marathon Oil Corp. 3.850%, 06/01/2025	500,000	360,306
Noble Holding International, Ltd. 6.050%, 03/01/2041	50,000	2,500
Occidental Petroleum Corp. 4.100%, 02/01/2021	300,000	253,815
ONEOK Partners LP 6.650%, 10/01/2036	268,000	243,714
Ovintiv, Inc. 6.500%, 08/15/2034	270,000	126,823
Petrobras Global Finance BV
4.375%, 05/20/2023 (A)	365,000	350,400
5.375%, 01/27/2021	400,000	399,312
Petroleos Mexicanos
4.875%, 01/18/2024	500,000	391,255
6.625%, 06/15/2035	230,000	154,664
Phillips 66 Partners LP 3.750%, 03/01/2028	200,000	186,939
Shell International Finance BV
4.375%, 05/11/2045	1,000,000	1,156,626
6.375%, 12/15/2038	90,000	128,439
Southern Natural Gas Company LLC 4.400%, 06/15/2021	250,000	250,364
Suncor Energy, Inc. 5.950%, 05/15/2035	235,000	216,681
Sunoco Logistics Partners Operations LP 3.450%, 01/15/2023	170,000	146,449
The Williams Companies, Inc.
5.100%, 09/15/2045	400,000	379,972
7.875%, 09/01/2021	190,000	179,384
Tosco Corp. 8.125%, 02/15/2030	383,000	497,541
Total Capital SA
4.125%, 01/28/2021	40,000	40,777
4.250%, 12/15/2021	60,000	61,850
TransCanada PipeLines, Ltd. 5.850%, 03/15/2036	405,000	430,950
Valaris PLC 4.700%, 03/15/2021 (A)	360,000	36,000
Valero Energy Corp. 7.500%, 04/15/2032	270,000	312,868
		12,237,872
Financials – 7.1%
AEGON Funding Company LLC 5.750%, 12/15/2020	165,000	168,433

252

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
American Express Company 2.650%, 12/02/2022	$345,000	$348,990
American International Group, Inc.
4.125%, 02/15/2024	550,000	577,180
6.250%, 05/01/2036	430,000	512,322
Bank of America Corp.
2.625%, 10/19/2020	400,000	400,625
3.300%, 01/11/2023	800,000	828,601
4.450%, 03/03/2026	700,000	757,027
7.750%, 05/14/2038	480,000	714,906
Bank of America Corp. (3.004% to 12-20-22, then 3 month LIBOR + 0.790%) 12/20/2023	386,000	393,214
Bank of America Corp. (3.366% to 1-23-25, then 3 month LIBOR + 0.810%) 01/23/2026	1,700,000	1,767,599
Bank of America Corp. (3.419% to 12-20-27, then 3 month LIBOR + 1.040%) 12/20/2028	1,312,000	1,354,670
Bank of America Corp. (3.970% to 3-5-28, then 3 month LIBOR + 1.070%) 03/05/2029	500,000	539,645
Bank of America Corp. (4.443% to 1-20-47, then 3 month LIBOR + 1.990%) 01/20/2048	500,000	561,113
Barclays PLC 4.375%, 01/12/2026	500,000	502,658
Berkshire Hathaway Finance Corp. 4.250%, 01/15/2021	60,000	61,468
Berkshire Hathaway, Inc. 3.125%, 03/15/2026	500,000	535,723
Capital One Bank USA NA 3.375%, 02/15/2023	360,000	352,206
Capital One Financial Corp.
3.200%, 02/05/2025	2,000,000	1,961,338
3.300%, 10/30/2024	1,500,000	1,477,438
Chubb INA Holdings, Inc. 3.350%, 05/03/2026	300,000	317,714
Citigroup, Inc.
2.350%, 08/02/2021	500,000	499,513
4.450%, 09/29/2027	500,000	524,279
5.500%, 09/13/2025	400,000	444,451
Citigroup, Inc. (4.281% to 4-24-47, then 3 month LIBOR + 1.839%) 04/24/2048	500,000	553,476
Cooperatieve Rabobank UA 4.500%, 01/11/2021	500,000	508,494
Credit Suisse AG 3.000%, 10/29/2021	750,000	759,093
Credit Suisse Group Funding Guernsey, Ltd.
3.450%, 04/16/2021	575,000	578,637
3.750%, 03/26/2025	250,000	252,610
4.550%, 04/17/2026	800,000	844,808
Discover Financial Services 5.200%, 04/27/2022	120,000	124,635
European Investment Bank
2.875%, 09/15/2020	700,000	706,646
3.250%, 01/29/2024	600,000	659,598
GE Capital International Funding Company Unlimited Company 4.418%, 11/15/2035	822,000	888,064
HSBC Holdings PLC
2.950%, 05/25/2021	575,000	578,628
6.500%, 09/15/2037	660,000	794,315
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Inter-American Development Bank
1.750%, 09/14/2022	$600,000	$617,924
1.875%, 03/15/2021	1,100,000	1,114,039
7.000%, 06/15/2025	325,000	420,282
Intercontinental Exchange, Inc. 3.100%, 09/15/2027	400,000	406,264
International Bank for Reconstruction & Development 2.125%, 11/01/2020	1,300,000	1,310,841
JPMorgan Chase & Co.
3.300%, 04/01/2026	700,000	734,575
3.375%, 05/01/2023	500,000	521,763
3.875%, 02/01/2024	1,300,000	1,390,129
4.350%, 08/15/2021	710,000	733,019
6.400%, 05/15/2038	125,000	181,817
JPMorgan Chase & Co. (3.509% to 1-23-28, then 3 month LIBOR + 0.945%) 01/23/2029	500,000	515,245
KeyCorp 5.100%, 03/24/2021	250,000	254,647
KfW
2.125%, 01/17/2023	600,000	625,676
2.625%, 02/28/2024 (A)	800,000	862,096
Lincoln National Corp. 7.000%, 06/15/2040	150,000	165,443
MetLife, Inc. 4.600%, 05/13/2046	500,000	550,986
Morgan Stanley
2.800%, 06/16/2020	485,000	484,932
3.700%, 10/23/2024	950,000	1,003,689
4.100%, 05/22/2023	750,000	776,753
Morgan Stanley (3.622% to 4-1-30, then SOFR + 3.120%) 04/01/2031	1,000,000	1,040,739
Morgan Stanley (3.772% to 1-24-28, then 3 month LIBOR + 1.140%) 01/24/2029	550,000	580,350
Northern Trust Corp. 3.450%, 11/04/2020	300,000	300,719
Prudential Financial, Inc. 5.375%, 06/21/2020	280,000	282,122
Raymond James Financial, Inc. 4.950%, 07/15/2046	600,000	691,103
Reinsurance Group of America, Inc. 5.000%, 06/01/2021	50,000	51,853
State Street Corp. 3.100%, 05/15/2023	250,000	257,503
Stifel Financial Corp. 4.250%, 07/18/2024	500,000	508,689
Sumitomo Mitsui Financial Group, Inc. 3.784%, 03/09/2026	550,000	599,500
The Allstate Corp. 3.280%, 12/15/2026	500,000	518,664
The Bank of New York Mellon Corp. 2.450%, 11/27/2020	450,000	448,226
The Bank of Nova Scotia 2.350%, 10/21/2020	400,000	399,604
The Charles Schwab Corp. 3.200%, 01/25/2028	300,000	303,857
The Goldman Sachs Group, Inc.
2.625%, 04/25/2021	600,000	600,445
3.500%, 01/23/2025	750,000	768,871
3.625%, 01/22/2023	500,000	516,161
3.750%, 02/25/2026 (A)	500,000	520,804

253

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The Hartford Financial Services Group, Inc. 5.950%, 10/15/2036	$170,000	$211,628
The Toronto-Dominion Bank 1.800%, 07/13/2021	500,000	502,243
The Travelers Companies, Inc. 4.050%, 03/07/2048	300,000	342,686
Travelers Property Casualty Corp. 7.750%, 04/15/2026	50,000	62,604
Truist Bank 2.850%, 04/01/2021	500,000	501,358
U.S. Bancorp 3.000%, 03/15/2022 (A)	600,000	611,924
Wells Fargo & Company
3.450%, 02/13/2023 (A)	750,000	771,116
5.375%, 02/07/2035	1,500,000	1,769,622
Westpac Banking Corp. 2.000%, 08/19/2021	600,000	598,121
		49,280,749
Health care – 2.6%
Abbott Laboratories
2.950%, 03/15/2025	300,000	311,852
3.750%, 11/30/2026	283,000	315,928
AbbVie, Inc.
2.900%, 11/06/2022	500,000	505,772
3.200%, 05/14/2026	716,000	741,816
3.200%, 11/21/2029 (D)	1,000,000	1,020,174
4.400%, 11/06/2042	260,000	288,924
Aetna, Inc. 3.500%, 11/15/2024	200,000	203,417
Agilent Technologies, Inc. 3.875%, 07/15/2023	250,000	257,884
Allergan Funding SCS
3.800%, 03/15/2025	861,000	881,678
4.750%, 03/15/2045	321,000	346,401
Amgen, Inc.
4.400%, 05/01/2045	260,000	303,601
4.663%, 06/15/2051	159,000	200,229
Anthem, Inc.
4.101%, 03/01/2028	350,000	376,801
4.650%, 08/15/2044	150,000	166,265
Bayer US Finance II LLC 2.850%, 04/15/2025 (D)	300,000	291,709
Becton, Dickinson and Company 3.250%, 11/12/2020	300,000	299,764
Biogen, Inc. 5.200%, 09/15/2045	500,000	646,924
Celgene Corp. 3.875%, 08/15/2025	600,000	667,416
CVS Health Corp.
3.875%, 07/20/2025	650,000	671,609
4.300%, 03/25/2028	500,000	531,002
CVS Pass-Through Trust 8.353%, 07/10/2031 (D)	71,875	86,323
Express Scripts Holding Company 6.125%, 11/15/2041 (A)	330,000	409,378
Gilead Sciences, Inc.
3.650%, 03/01/2026	600,000	653,938
4.500%, 04/01/2021	330,000	334,510
GlaxoSmithKline Capital, Inc. 6.375%, 05/15/2038	210,000	310,944
HCA, Inc.
4.500%, 02/15/2027	500,000	514,673
5.500%, 06/15/2047	400,000	435,611
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Humana, Inc. 3.850%, 10/01/2024	$350,000	$355,989
Johnson & Johnson 5.850%, 07/15/2038	285,000	432,528
Merck & Company, Inc. 2.750%, 02/10/2025 (A)	850,000	888,971
Pfizer, Inc.
2.750%, 06/03/2026	713,000	749,553
4.400%, 05/15/2044	264,000	323,329
Quest Diagnostics, Inc.
4.200%, 06/30/2029	500,000	545,026
4.700%, 03/30/2045	500,000	551,416
Stryker Corp. 4.625%, 03/15/2046	350,000	412,506
Thermo Fisher Scientific, Inc. 4.150%, 02/01/2024	350,000	375,364
UnitedHealth Group, Inc.
4.375%, 03/15/2042	50,000	59,812
4.450%, 12/15/2048	300,000	376,602
5.800%, 03/15/2036	300,000	391,112
Zimmer Biomet Holdings, Inc.
3.050%, 01/15/2026	500,000	491,379
3.550%, 04/01/2025	500,000	503,355
		18,231,485
Industrials – 2.1%
3M Company 3.000%, 08/07/2025	330,000	346,489
AerCap Ireland Capital DAC 4.450%, 04/03/2026	400,000	342,988
Air Lease Corp. 3.625%, 12/01/2027	400,000	333,252
American Airlines 2016-2 Class AA Pass Through Trust 3.200%, 06/15/2028	256,350	278,654
Baker Hughes LLC 3.337%, 12/15/2027	500,000	458,510
Burlington Northern Santa Fe LLC 4.400%, 03/15/2042	50,000	58,385
Canadian Pacific Railway Company 4.450%, 03/15/2023	300,000	312,074
Caterpillar, Inc. 3.400%, 05/15/2024	500,000	524,700
CSX Corp.
3.350%, 11/01/2025 (A)	420,000	441,964
3.800%, 04/15/2050	1,000,000	1,050,401
Delta Air Lines 2019-1 Class AA Pass Through Trust 3.204%, 04/25/2024	200,000	195,255
Emerson Electric Company 2.625%, 12/01/2021	250,000	255,396
FedEx Corp.
3.875%, 08/01/2042	420,000	368,027
4.400%, 01/15/2047	350,000	318,776
General Electric Company
4.500%, 03/11/2044	500,000	492,408
6.750%, 03/15/2032	66,000	79,999
6.875%, 01/10/2039	168,000	209,594
Ingersoll-Rand Global Holding Company, Ltd. 4.300%, 02/21/2048	600,000	669,468
Kansas City Southern 2.875%, 11/15/2029	500,000	480,186
Lockheed Martin Corp. 3.800%, 03/01/2045 (A)	400,000	434,800

254

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Norfolk Southern Corp. 4.837%, 10/01/2041 (A)	$240,000	$283,185
Northrop Grumman Corp.
3.250%, 01/15/2028	300,000	314,746
3.500%, 03/15/2021	150,000	151,283
Precision Castparts Corp. 3.250%, 06/15/2025	500,000	531,684
Snap-on, Inc. 6.125%, 09/01/2021	310,000	333,888
The Boeing Company
1.650%, 10/30/2020 (A)	438,000	428,229
2.600%, 10/30/2025 (A)	438,000	396,734
8.750%, 09/15/2031	90,000	115,552
Thomson Reuters Corp. 4.500%, 05/23/2043	250,000	240,035
Union Pacific Corp.
3.250%, 08/15/2025	500,000	516,164
3.799%, 10/01/2051	313,000	335,955
4.000%, 02/01/2021	280,000	281,396
4.050%, 11/15/2045	500,000	526,834
4.300%, 03/01/2049 (A)	300,000	340,917
United Airlines 2016-2 Class AA Pass Through Trust 2.875%, 10/07/2028	268,283	248,940
United Parcel Service, Inc. 3.400%, 03/15/2029	400,000	422,683
United Technologies Corp.
4.625%, 11/16/2048	500,000	591,690
6.125%, 07/15/2038	225,000	325,437
Verisk Analytics, Inc. 4.125%, 03/15/2029 (A)	600,000	633,371
		14,670,049
Information technology – 2.4%
Apple, Inc.
2.400%, 05/03/2023	800,000	832,005
2.450%, 08/04/2026	1,060,000	1,110,707
3.250%, 02/23/2026	500,000	544,495
Applied Materials, Inc.
2.625%, 10/01/2020	470,000	471,062
3.900%, 10/01/2025	470,000	495,405
5.100%, 10/01/2035	470,000	633,195
Automatic Data Processing, Inc. 3.375%, 09/15/2025	752,000	803,565
Cisco Systems, Inc. 5.900%, 02/15/2039	80,000	115,676
Fiserv, Inc. 2.700%, 06/01/2020	250,000	249,222
HP, Inc. 3.750%, 12/01/2020	49,000	48,823
IBM Corp.
3.450%, 02/19/2026	1,115,000	1,197,673
4.000%, 06/20/2042	210,000	241,784
5.600%, 11/30/2039	21,000	27,985
Intel Corp. 2.700%, 12/15/2022 (A)	690,000	717,872
Leidos Holdings, Inc. 4.450%, 12/01/2020	300,000	298,500
Microsoft Corp.
2.000%, 11/03/2020	438,000	438,965
3.125%, 11/03/2025	438,000	479,799
3.750%, 05/01/2043	500,000	583,151
4.250%, 02/06/2047	600,000	779,367
4.450%, 11/03/2045	438,000	575,905
Oracle Corp.
2.400%, 09/15/2023	435,000	443,991
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Oracle Corp. (continued)
2.650%, 07/15/2026	$310,000	$317,927
2.950%, 05/15/2025	550,000	570,433
4.125%, 05/15/2045 (A)	500,000	545,137
PayPal Holdings, Inc. 2.850%, 10/01/2029 (A)	1,000,000	992,551
QUALCOMM, Inc. 3.450%, 05/20/2025	500,000	534,685
Visa, Inc.
2.050%, 04/15/2030	600,000	599,130
2.200%, 12/14/2020	463,000	465,354
3.150%, 12/14/2025	463,000	504,380
4.300%, 12/14/2045	463,000	583,840
Xerox Corp. 6.750%, 12/15/2039	60,000	56,963
		16,259,547
Materials – 0.8%
Eastman Chemical Company 4.650%, 10/15/2044	500,000	537,285
Freeport-McMoRan, Inc. 3.875%, 03/15/2023	500,000	476,250
Huntsman International LLC 4.500%, 05/01/2029	500,000	426,267
International Paper Company 5.000%, 09/15/2035	500,000	573,400
Newmont Corp. 4.875%, 03/15/2042	270,000	320,380
Potash Corp. of Saskatchewan, Inc. 5.625%, 12/01/2040	150,000	167,653
PPG Industries, Inc. 3.600%, 11/15/2020	300,000	298,245
Praxair, Inc. 2.450%, 02/15/2022 (A)	240,000	240,834
Rio Tinto Alcan, Inc. 6.125%, 12/15/2033	100,000	131,839
Rio Tinto Finance USA PLC 4.750%, 03/22/2042	270,000	327,391
Rio Tinto Finance USA, Ltd.
3.750%, 06/15/2025	485,000	509,510
5.200%, 11/02/2040	250,000	330,214
Teck Resources, Ltd.
4.500%, 01/15/2021	17,000	16,619
6.250%, 07/15/2041	270,000	233,600
The Dow Chemical Company
4.375%, 11/15/2042	590,000	575,710
9.400%, 05/15/2039	130,000	195,671
Vale Overseas, Ltd. 6.875%, 11/10/2039	350,000	385,879
		5,746,747
Real estate – 0.7%
American Campus Communities Operating Partnership LP 3.625%, 11/15/2027	200,000	199,535
American Tower Corp. 5.000%, 02/15/2024	500,000	529,291
Boston Properties LP 4.125%, 05/15/2021	300,000	302,138
Crown Castle International Corp. 3.700%, 06/15/2026	400,000	404,965
CubeSmart LP 4.000%, 11/15/2025	200,000	198,327
Digital Realty Trust LP 4.450%, 07/15/2028	200,000	213,005
Duke Realty LP 3.250%, 06/30/2026	200,000	199,948

255

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Essex Portfolio LP 5.200%, 03/15/2021	$60,000	$60,981
Healthpeak Properties, Inc. 3.875%, 08/15/2024	400,000	407,701
Mid-America Apartments LP 3.950%, 03/15/2029	800,000	815,971
Service Properties Trust 4.500%, 03/15/2025	200,000	146,229
Simon Property Group LP
3.375%, 06/15/2027	500,000	493,036
3.500%, 09/01/2025	441,500	444,799
SL Green Operating Partnership LP 3.250%, 10/15/2022	500,000	497,493
Weyerhaeuser Company 4.700%, 03/15/2021	150,000	151,374
		5,064,793
Utilities – 2.1%
AEP Transmission Company LLC 3.750%, 12/01/2047	400,000	412,990
Ameren Corp. 3.500%, 01/15/2031	1,000,000	997,630
American Water Capital Corp. 4.300%, 09/01/2045	350,000	359,705
Berkshire Hathaway Energy Company
4.500%, 02/01/2045	500,000	562,242
6.125%, 04/01/2036	436,000	575,054
CenterPoint Energy Resources Corp. 4.500%, 01/15/2021	246,000	248,091
Consolidated Edison Company of New York, Inc. 3.950%, 04/01/2050	700,000	728,943
Dominion Energy, Inc.
3.375%, 04/01/2030	600,000	593,970
3.900%, 10/01/2025	242,000	249,812
Duke Energy Carolinas LLC 6.000%, 01/15/2038	200,000	274,023
Duke Energy Corp.
3.750%, 04/15/2024	500,000	518,126
4.800%, 12/15/2045	500,000	546,160
Entergy Corp. 5.125%, 09/15/2020	310,000	309,930
Essential Utilities, Inc. 4.276%, 05/01/2049	500,000	540,368
Eversource Energy 4.250%, 04/01/2029	500,000	528,397
Exelon Corp.
3.400%, 04/15/2026	542,000	525,497
5.150%, 12/01/2020	310,000	313,018
Exelon Generation Company LLC 6.250%, 10/01/2039	160,000	150,487
Florida Power & Light Company 5.650%, 02/01/2037	290,000	372,876
Georgia Power Company 5.950%, 02/01/2039 (A)	335,000	382,934
Hydro-Quebec 8.400%, 01/15/2022	250,000	282,914
Indiana Michigan Power Company 6.050%, 03/15/2037	187,000	218,683
NiSource, Inc. 3.950%, 03/30/2048	400,000	406,747
Oncor Electric Delivery Company LLC 7.500%, 09/01/2038	188,000	286,716
Pacific Gas & Electric Company
3.500%, 10/01/2020 (E)	60,000	58,800
6.050%, 03/01/2034 (E)	454,000	458,540
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
PacifiCorp 6.000%, 01/15/2039	$335,000	$455,129
Pennsylvania Electric Company 5.200%, 04/01/2020	300,000	300,000
PPL Capital Funding, Inc. 3.400%, 06/01/2023	250,000	256,730
PPL WEM, Ltd. 5.375%, 05/01/2021 (D)	60,000	61,237
Progress Energy, Inc. 4.400%, 01/15/2021	305,000	307,534
Public Service Company of Colorado 3.600%, 09/15/2042	500,000	515,220
Public Service Electric & Gas Company 3.000%, 05/15/2025	250,000	256,852
San Diego Gas & Electric Company 6.125%, 09/15/2037	202,000	249,008
Southern California Edison Company 5.350%, 07/15/2035	130,000	155,180
The Southern Company 3.250%, 07/01/2026	572,000	576,900
Virginia Electric & Power Company
3.450%, 09/01/2022	50,000	50,742
8.875%, 11/15/2038	190,000	302,227
Xcel Energy, Inc. 3.300%, 06/01/2025	400,000	405,731
		14,795,143
TOTAL CORPORATE BONDS (Cost $173,016,793)		$178,446,050
MUNICIPAL BONDS – 0.8%
Bay Area Toll Authority (California) 6.907%, 10/01/2050	50,000	79,834
Illinois State Toll Highway Authority 6.184%, 01/01/2034	150,000	198,012
Maryland State Transportation Authority 5.888%, 07/01/2043	60,000	83,616
Metropolitan Washington Airports Authority 7.462%, 10/01/2046	40,000	58,655
New Jersey Turnpike Authority 7.102%, 01/01/2041	90,000	128,205
New York State Dormitory Authority 5.628%, 03/15/2039	340,000	402,213
New York State Urban Development Corp. 5.770%, 03/15/2039	300,000	328,020
Ohio Air Quality Development Authority 2.100%, 10/01/2028	700,000	674,268
State of California
7.300%, 10/01/2039	400,000	614,620
7.500%, 04/01/2034	80,000	126,166
State of Illinois, GO
5.100%, 06/01/2033	115,000	114,152
7.350%, 07/01/2035	280,000	314,166
State of Texas 5.517%, 04/01/2039	260,000	357,198
State of Utah
3.539%, 07/01/2025	390,000	409,566
4.554%, 07/01/2024	260,000	274,108
State of Washington 5.481%, 08/01/2039	260,000	361,702

256

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
Texas Transportation Commission State Highway Fund 5.178%, 04/01/2030	$310,000	$373,169
University of California 5.770%, 05/15/2043	320,000	433,411
TOTAL MUNICIPAL BONDS (Cost $4,469,643)		$5,331,081
COLLATERALIZED MORTGAGE OBLIGATIONS – 2.6%
Commercial and residential – 2.2%
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class A4 3.705%, 09/15/2048	145,000	151,237
BANK Series 2017-BNK6, Class A4 3.254%, 07/15/2060	2,000,000	2,088,407
CD Mortgage Trust Series 2017-CD3, Class A4 3.631%, 02/10/2050	1,090,000	1,165,595
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR3, Class A3, 2.822%, 10/15/2045	488,940	481,729
Series 2012-CR5, Class A4, 2.771%, 12/10/2045	179,000	178,929
Series 2013-CR8, Class AM, 3.816%, 06/10/2046 (D)(F)	630,000	636,073
Series 2014-CR14, Class A3, 3.955%, 02/10/2047	1,000,000	1,055,193
Series 2014-CR21, Class A3, 3.528%, 12/10/2047	648,025	678,797
Series 2015-CR27, Class A4, 3.612%, 10/10/2048	1,000,000	1,067,402
GS Mortgage Securities Trust
Series 2016-GS4, Class A3, 3.178%, 11/10/2049	3,000,000	3,104,497
Series 2017-GS5, Class A3, 3.409%, 03/10/2050	3,000,000	3,094,825
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class A4 4.133%, 08/15/2046 (F)	400,000	422,062
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C16, Class A4 4.166%, 12/15/2046	500,000	530,421
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class A4 2.918%, 02/15/2046	240,000	240,710
Morgan Stanley Capital I Trust Series 2011-C1, Class A4 5.033%, 09/15/2047 (D)(F)	61,239	61,839
Wells Fargo Commercial Mortgage Trust Series 2015-C29, Class AS 4.013%, 06/15/2048 (F)	500,000	510,213
		15,467,929
U.S. Government Agency – 0.4%
Federal Home Loan Mortgage Corp.
Series K013, Class A2, 3.974%, 01/25/2021 (F)	700,000	711,723
Series K041, Class A2, 3.171%, 10/25/2024	700,000	756,097
Series K047, Class A2, 3.329%, 05/25/2025 (F)	700,000	765,531
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series K050, Class A2, 3.334%, 08/25/2025 (F)	$700,000	$775,516
		3,008,867
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $18,497,010)		$18,476,796
ASSET BACKED SECURITIES – 0.1%
Westlake Automobile Receivables Trust Series 2019-2A, Class A2A 2.570%, 02/15/2023 (D)	616,129	613,586
TOTAL ASSET BACKED SECURITIES (Cost $613,602)		$613,586
SHORT-TERM INVESTMENTS – 16.0%
Short-term funds – 16.0%
John Hancock Collateral Trust, 1.1260% (G)(H)	2,675,830	26,751,609
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.3210% (G)	84,098,012	84,098,012
TOTAL SHORT-TERM INVESTMENTS (Cost $110,850,635)		$110,849,621
Total Investments (Total Bond Market Trust) (Cost $735,205,761) – 112.5%		$780,908,418
Other assets and liabilities, net – (12.5%)		(87,041,180)
TOTAL NET ASSETS – 100.0%		$693,867,238
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
GO	General Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is on loan as of 3-31-20. The value of securities on loan amounted to $26,201,530.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Non-income producing - Issuer is in default.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	The rate shown is the annualized seven-day yield as of 3-31-20.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Total Stock Market Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.7%
Communication services – 10.2%

257

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services – 1.7%
AT&T, Inc.	152,229	$4,437,475
ATN International, Inc.	316	18,552
Bandwidth, Inc., Class A (A)	499	33,578
CenturyLink, Inc.	22,799	215,679
Cincinnati Bell, Inc. (A)	1,094	16,016
Cogent Communications Holdings, Inc.	979	80,249
Consolidated Communications Holdings, Inc.	1,652	7,517
Frontier Communications Corp. (A)	977	371
GCI Liberty, Inc., Class A (A)(B)	2,222	126,587
Globalstar, Inc. (A)	32,583	9,599
IDT Corp., Class B (A)	637	3,453
Iridium Communications, Inc. (A)	2,764	61,720
Ooma, Inc. (A)	511	6,096
ORBCOMM, Inc. (A)	2,046	4,992
Pareteum Corp. (A)	1,711	705
Verizon Communications, Inc.	86,142	4,628,410
Vonage Holdings Corp. (A)	5,098	36,859
		9,687,858
Entertainment – 1.7%
Activision Blizzard, Inc.	16,016	952,632
AMC Entertainment Holdings, Inc., Class A (B)	2,313	7,309
Chicken Soup For The Soul Entertainment, Inc. (A)	15	101
Cinemark Holdings, Inc.	2,446	24,925
Electronic Arts, Inc. (A)	6,082	609,234
Gaia, Inc. (A)	509	4,520
Glu Mobile, Inc. (A)	3,150	19,814
Liberty Media Corp.-Liberty Braves, Class A (A)	1,147	22,367
Liberty Media Corp.-Liberty Formula One, Series A (A)	4,894	126,363
Lions Gate Entertainment Corp., Class B (A)	4,693	26,187
Live Nation Entertainment, Inc. (A)	4,462	202,843
LiveXLive Media, Inc. (A)(B)	863	1,364
Netflix, Inc. (A)	9,135	3,430,193
Reading International, Inc., Class A (A)	608	2,365
Roku, Inc. (A)	2,453	214,588
Sciplay Corp., Class A (A)	2,733	26,032
Take-Two Interactive Software, Inc. (A)	2,367	280,750
The Madison Square Garden Company, Class A (A)	499	105,494
The Marcus Corp.	654	8,057
The Walt Disney Company	37,564	3,628,682
World Wrestling Entertainment, Inc., Class A (B)	1,652	56,052
Zynga, Inc., Class A (A)	19,797	135,609
		9,885,481
Interactive media and services – 4.9%
Actua Corp. (A)(C)	909	68
Alphabet, Inc., Class C (A)	14,374	16,714,231
ANGI Homeservices, Inc., Class A (A)(B)	10,603	55,666
Cargurus, Inc. (A)	2,365	44,793
Cars.com, Inc. (A)	1,453	6,248
Eventbrite, Inc., Class A (A)	1,808	13,198
EverQuote, Inc., Class A (A)	566	14,858
Facebook, Inc., Class A (A)	59,437	9,914,092
InterActiveCorp (A)	1,764	316,162
Liberty TripAdvisor Holdings, Inc., Class A (A)	1,370	2,466
Match Group, Inc. (A)(B)	5,835	385,343
Pinterest, Inc., Class A (A)(B)	11,654	179,938
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Interactive media and services (continued)
QuinStreet, Inc. (A)	1,130	$9,097
Snap, Inc., Class A (A)	23,773	282,661
The Meet Group, Inc. (A)	1,666	9,779
TripAdvisor, Inc.	2,658	46,223
TrueCar, Inc. (A)	2,492	6,031
Twitter, Inc. (A)	16,188	397,577
Yelp, Inc. (A)	1,481	26,702
Zillow Group, Inc., Class C (A)(B)	4,332	156,039
		28,581,172
Media – 1.5%
Altice USA, Inc., Class A (A)	13,292	296,279
AMC Networks, Inc., Class A (A)	1,146	27,859
Boston Omaha Corp., Class A (A)	528	9,562
Cable One, Inc.	114	187,417
Cardlytics, Inc. (A)	535	18,704
Charter Communications, Inc., Class A (A)	4,477	1,953,360
Clear Channel Outdoor Holdings, Inc. (A)	8,922	5,710
Comcast Corp., Class A	94,812	3,259,637
comScore, Inc. (A)	1,582	4,461
Discovery, Inc., Series A (A)(B)	10,965	213,160
DISH Network Corp., Class A (A)	10,292	205,737
Emerald Holding, Inc.	1,734	4,491
Entercom Communications Corp., Class A	3,101	5,303
Entravision Communications Corp., Class A	2,355	4,781
Fox Corp., Class A	12,951	306,032
Gannett Company, Inc.	2,798	4,141
Gray Television, Inc. (A)	2,122	22,790
Hemisphere Media Group, Inc. (A)	614	5,244
John Wiley & Sons, Inc., Class A	1,199	44,951
Lee Enterprises, Inc. (A)	458	450
Liberty Broadband Corp., Series A (A)	3,794	405,958
Liberty Media Corp.-Liberty SiriusXM, Series A (A)	6,619	209,756
Loral Space & Communications, Inc. (A)	501	8,141
Media General, Inc. (A)(C)	3,256	310
Meredith Corp.	965	11,792
MSG Networks, Inc., Class A (A)	1,255	12,801
National CineMedia, Inc.	1,758	5,731
News Corp., Class A	12,364	110,967
Nexstar Media Group, Inc., Class A	965	55,709
Omnicom Group, Inc.	4,514	247,819
Saga Communications, Inc., Class A	170	4,677
Scholastic Corp.	780	19,882
Sinclair Broadcast Group, Inc., Class A	1,939	31,179
Sirius XM Holdings, Inc. (B)	92,293	455,927
SRAX, Inc. (A)	123	247
TechTarget, Inc. (A)	625	12,881
TEGNA, Inc.	4,511	48,989
The EW Scripps Company, Class A	1,766	13,316
The Interpublic Group of Companies, Inc.	8,069	130,637
The New York Times Company, Class A	3,494	107,301
Townsquare Media, Inc., Class A	517	2,383
Tremor International, Ltd. (A)	81	141
ViacomCBS, Inc., Class B	12,825	179,678
WideOpenWest, Inc. (A)	1,455	6,926
		8,663,217
Wireless telecommunication services – 0.4%
Boingo Wireless, Inc. (A)	989	10,493
Gogo, Inc. (A)(B)	2,008	4,257

258

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Wireless telecommunication services (continued)
Shenandoah Telecommunications Company	1,051	$51,762
Spok Holdings, Inc.	499	5,334
Sprint Corp. (A)	85,705	738,777
Telephone & Data Systems, Inc.	2,451	41,079
T-Mobile US, Inc. (A)	17,824	1,495,434
United States Cellular Corp. (A)	1,839	53,864
		2,401,000
		59,218,728
Consumer discretionary – 10.0%
Auto components – 0.1%
ADOMANI, Inc. (A)	1,883	174
American Axle & Manufacturing Holdings, Inc. (A)	2,288	8,260
Autoliv, Inc. (B)	1,825	83,968
BorgWarner, Inc.	4,323	105,352
Cooper Tire & Rubber Company	1,062	17,311
Dana, Inc.	3,021	23,594
Dorman Products, Inc. (A)	689	38,081
Fox Factory Holding Corp. (A)	808	33,936
Gentex Corp.	5,291	117,249
Gentherm, Inc. (A)	714	22,420
Horizon Global Corp. (A)	44	82
LCI Industries	524	35,019
Lear Corp.	1,262	102,538
Modine Manufacturing Company (A)	1,173	3,812
Motorcar Parts of America, Inc. (A)	476	5,988
Shiloh Industries, Inc. (A)	46	58
Standard Motor Products, Inc.	472	19,621
Stoneridge, Inc. (A)	619	10,368
Superior Industries International, Inc.	119	143
Tenneco, Inc., Class A (A)	1,001	3,604
The Goodyear Tire & Rubber Company	4,895	28,489
Veoneer, Inc. (A)	2,448	17,919
Visteon Corp. (A)	596	28,596
		706,582
Automobiles – 0.5%
Ford Motor Company	82,624	399,074
General Motors Company	29,774	618,704
Harley-Davidson, Inc. (B)	3,212	60,803
Tesla, Inc. (A)	3,758	1,969,192
Thor Industries, Inc.	1,156	48,760
Winnebago Industries, Inc.	650	18,077
		3,114,610
Distributors – 0.1%
Core-Mark Holding Company, Inc.	969	27,684
Funko, Inc., Class A (A)	1,079	4,305
Genuine Parts Company	3,024	203,606
Greenlane Holdings, Inc., Class A (A)	2,197	3,779
LKQ Corp. (A)	6,403	131,326
Pool Corp.	830	163,319
Weyco Group, Inc.	262	5,285
		539,304
Diversified consumer services – 0.2%
Adtalem Global Education, Inc. (A)	1,142	30,594
American Public Education, Inc. (A)	372	8,902
Aspen Group, Inc. (A)	226	1,806
Bright Horizons Family Solutions, Inc. (A)	1,178	120,156
Career Education Corp. (A)	1,522	16,422
Carriage Services, Inc.	454	7,332
Chegg, Inc. (A)	2,536	90,738
Collectors Universe, Inc.	234	3,667
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified consumer services (continued)
frontdoor, Inc. (A)	1,769	$61,526
Graham Holdings Company, Class B	109	37,188
Grand Canyon Education, Inc. (A)	1,010	77,048
H&R Block, Inc.	4,065	57,235
Houghton Mifflin Harcourt Company (A)	2,879	5,413
HyreCar, Inc. (A)	175	238
ITT Educational Services, Inc. (A)	608	1
K12, Inc. (A)	857	16,163
Laureate Education, Inc., Class A (A)	4,608	48,430
Lincoln Educational Services Corp. (A)	112	246
Regis Corp. (A)	845	4,994
Select Interior Concepts, Inc., Class A (A)	642	1,329
Service Corp. International	3,858	150,886
ServiceMaster Global Holdings, Inc. (A)	2,846	76,842
StoneMor, Inc. (A)	517	538
Strategic Education, Inc.	459	64,150
Universal Technical Institute, Inc. (A)	423	2,517
WW International, Inc. (A)	1,417	23,961
		908,322
Hotels, restaurants and leisure – 1.6%
Ambassadors Group, Inc. (A)(C)	714	29
Aramark	5,209	104,024
BBX Capital Corp.	2,172	5,017
Biglari Holdings, Inc., Class B (A)	58	2,981
BJ's Restaurants, Inc.	418	5,806
Bloomin' Brands, Inc.	1,832	13,080
Bluegreen Vacations Corp.	1,663	9,612
Boyd Gaming Corp.	2,333	33,642
Brinker International, Inc.	773	9,284
Caesars Entertainment Corp. (A)	14,213	96,080
Carnival Corp. (B)	10,991	144,751
Carrols Restaurant Group, Inc. (A)	1,021	1,858
Cedar Fair LP	1,175	21,550
Century Casinos, Inc. (A)	691	1,665
Chipotle Mexican Grill, Inc. (A)	579	378,898
Choice Hotels International, Inc. (B)	1,159	70,989
Churchill Downs, Inc.	830	85,449
Chuy's Holdings, Inc. (A)	395	3,978
Cracker Barrel Old Country Store, Inc. (B)	499	41,527
Darden Restaurants, Inc.	2,554	139,091
Dave & Buster's Entertainment, Inc. (B)	654	8,554
Denny's Corp. (A)	1,245	9,562
Dine Brands Global, Inc.	348	9,981
Domino's Pizza, Inc.	852	276,108
Drive Shack, Inc. (A)	1,927	2,929
Dunkin' Brands Group, Inc.	1,727	91,704
El Pollo Loco Holdings, Inc. (A)	824	6,963
Everi Holdings, Inc. (A)	1,749	5,772
Extended Stay America, Inc.	3,946	28,845
Fiesta Restaurant Group, Inc. (A)	709	2,857
Golden Entertainment, Inc. (A)	617	4,078
Hilton Grand Vacations, Inc. (A)	1,803	28,433
Hilton Worldwide Holdings, Inc.	5,871	400,637
Hyatt Hotels Corp., Class A (B)	2,138	102,410
Jack in the Box, Inc.	490	17,175
Kura Sushi USA, Inc., Class A (A)	52	622
Las Vegas Sands Corp.	16,014	680,115
Marriott International, Inc., Class A	6,810	509,456
Marriott Vacations Worldwide Corp.	878	48,799
McDonald's Corp.	15,690	2,594,342
MGM Resorts International	10,767	127,051
Monarch Casino & Resort, Inc. (A)	382	10,723
Nathan's Famous, Inc.	100	6,100

259

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Noodles & Company (A)	1,045	$4,922
Norwegian Cruise Line Holdings, Ltd. (A)	4,439	48,651
Papa John's International, Inc.	670	35,758
Penn National Gaming, Inc. (A)	2,435	30,803
Planet Fitness, Inc., Class A (A)	1,884	91,751
PlayAGS, Inc. (A)	812	2,152
Potbelly Corp. (A)	229	708
RCI Hospitality Holdings, Inc.	238	2,373
Red Lion Hotels Corp. (A)	182	266
Red Robin Gourmet Burgers, Inc. (A)	308	2,624
Red Rock Resorts, Inc., Class A	2,475	21,161
Restaurant Brands International LP	82	3,264
Royal Caribbean Cruises, Ltd. (B)	4,371	140,615
Ruth's Hospitality Group, Inc.	679	4,536
Scientific Games Corp. (A)	1,986	19,264
SeaWorld Entertainment, Inc. (A)	1,657	18,260
Shake Shack, Inc., Class A (A)	792	29,890
Six Flags Entertainment Corp.	1,773	22,233
Starbucks Corp.	24,617	1,618,322
Target Hospitality Corp. (A)	2,412	4,800
Texas Roadhouse, Inc. (B)	1,460	60,298
The Cheesecake Factory, Inc.	940	16,055
The Wendy's Company	4,817	71,677
Town Sports International Holdings, Inc. (A)	257	129
Twin River Worldwide Holdings, Inc.	719	9,354
Vail Resorts, Inc.	837	123,633
Wingstop, Inc.	618	49,255
Wyndham Destinations, Inc.	1,894	41,100
Wyndham Hotels & Resorts, Inc.	1,985	62,547
Wynn Resorts, Ltd.	2,242	134,946
Yum! Brands, Inc.	6,301	431,808
		9,245,682
Household durables – 0.3%
Bassett Furniture Industries, Inc.	298	1,624
Beazer Homes USA, Inc. (A)	757	4,875
Cavco Industries, Inc. (A)	196	28,408
Century Communities, Inc. (A)	679	9,852
D.R. Horton, Inc.	7,677	261,018
Ethan Allen Interiors, Inc.	592	6,050
Flexsteel Industries, Inc.	230	2,521
GoPro, Inc., Class A (A)	3,474	9,102
Green Brick Partners, Inc. (A)	1,182	9,515
Hamilton Beach Brands Holding Company, Class A	354	3,367
Hamilton Beach Brands Holding Company, Class B	241	2,292
Helen of Troy, Ltd. (A)	524	75,472
Hooker Furniture Corp.	271	4,230
Hovnanian Enterprises, Inc., Class A (A)	148	1,220
Installed Building Products, Inc. (A)	636	25,357
iRobot Corp. (A)(B)	605	24,745
KB Home	1,848	33,449
La-Z-Boy, Inc.	986	20,262
Legacy Housing Corp. (A)	580	5,365
Leggett & Platt, Inc.	2,764	73,744
Lennar Corp., A Shares	6,511	248,720
Lennar Corp., B Shares	159	4,598
M/I Homes, Inc. (A)	609	10,067
MDC Holdings, Inc.	1,315	30,508
Meritage Homes Corp. (A)	797	29,098
Mohawk Group Holdings, Inc. (A)	155	253
Mohawk Industries, Inc. (A)	1,494	113,903
Newell Brands, Inc.	8,877	117,887
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
NVR, Inc. (A)	70	$179,838
PulteGroup, Inc.	5,599	124,970
Purple Innovation, Inc. (A)	922	5,237
Skyline Champion Corp. (A)	1,218	19,098
Sonos, Inc. (A)	2,332	19,775
Taylor Morrison Home Corp. (A)	2,853	31,383
Tempur Sealy International, Inc. (A)	1,134	49,567
The Lovesac Company (A)	354	2,064
Toll Brothers, Inc.	2,919	56,191
TopBuild Corp. (A)	712	51,008
TRI Pointe Group, Inc. (A)	2,906	25,486
Tupperware Brands Corp.	1,115	1,806
Turtle Beach Corp. (A)	120	749
Universal Electronics, Inc. (A)	312	11,971
VOXX International Corp. (A)	1,072	3,055
Whirlpool Corp.	1,309	112,312
ZAGG, Inc. (A)	742	2,308
		1,854,320
Internet and direct marketing retail – 4.0%
1-800-Flowers.com, Inc., Class A (A)	1,394	18,443
Amazon.com, Inc. (A)	10,334	20,148,406
Booking Holdings, Inc. (A)	872	1,173,119
Chewy, Inc., Class A (A)	8,325	312,104
Duluth Holdings, Inc., Class B (A)	700	2,807
eBay, Inc.	16,954	509,637
Etsy, Inc. (A)	2,479	95,293
Expedia Group, Inc.	3,022	170,048
Groupon, Inc. (A)	12,493	12,246
GrubHub, Inc. (A)	1,918	78,120
Lands' End, Inc. (A)	743	3,968
Leaf Group, Ltd. (A)	311	417
Liquidity Services, Inc. (A)	965	3,744
Overstock.com, Inc. (A)	682	3,403
PetMed Express, Inc.	456	13,124
Quotient Technology, Inc. (A)	1,851	12,032
Qurate Retail, Inc., Series A (A)(B)	8,746	53,394
Revolve Group, Inc. (A)(B)	1,471	12,709
Shutterstock, Inc.	747	24,024
Stamps.com, Inc. (A)	358	46,569
Stitch Fix, Inc., Class A (A)(B)	2,150	27,305
The RealReal, Inc. (A)	1,823	12,779
The Rubicon Project, Inc. (A)	1,160	6,438
US Auto Parts Network, Inc. (A)	189	331
Wayfair, Inc., Class A (A)	1,949	104,155
		22,844,615
Leisure products – 0.1%
Acushnet Holdings Corp.	1,579	40,612
American Outdoor Brands Corp. (A)	1,231	10,217
Brunswick Corp.	1,705	60,306
Callaway Golf Company	1,981	20,246
Clarus Corp.	524	5,135
Escalade, Inc.	418	2,487
Hasbro, Inc.	2,777	198,694
Johnson Outdoors, Inc., Class A	217	13,606
Malibu Boats, Inc., Class A (A)	437	12,581
Marine Products Corp.	742	5,995
MasterCraft Boat Holdings, Inc. (A)	441	3,219
Mattel, Inc. (A)	7,297	64,287
Nautilus, Inc. (A)	464	1,211
Peloton Interactive, Inc., Class A (A)	5,844	155,158
Polaris, Inc.	1,274	61,343
Sturm Ruger & Company, Inc.	342	17,411
Vista Outdoor, Inc. (A)	1,284	11,299

260

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Leisure products (continued)
YETI Holdings, Inc. (A)(B)	1,811	$35,351
		719,158
Multiline retail – 0.4%
Big Lots, Inc.	827	11,760
Dillard's, Inc., Class A (B)	529	19,547
Dollar General Corp.	5,303	800,806
Dollar Tree, Inc. (A)	4,939	362,868
J.C. Penney Company, Inc. (A)	8,472	3,050
Kohl's Corp.	3,271	47,724
Macy's, Inc. (B)	6,460	31,719
Nordstrom, Inc. (B)	3,244	49,763
Ollie's Bargain Outlet Holdings, Inc. (A)(B)	1,336	61,910
Target Corp.	10,561	981,856
Tuesday Morning Corp. (A)	474	273
		2,371,276
Specialty retail – 2.0%
Aaron's, Inc.	1,414	32,211
Abercrombie & Fitch Company, Class A	1,358	12,344
Advance Auto Parts, Inc.	1,444	134,754
American Eagle Outfitters, Inc.	3,537	28,119
America's Car-Mart, Inc. (A)	119	6,706
Asbury Automotive Group, Inc. (A)	403	22,258
Ascena Retail Group, Inc. (A)	104	145
At Home Group, Inc. (A)	1,302	2,630
AutoNation, Inc. (A)	1,864	52,304
AutoZone, Inc. (A)	496	419,616
Barnes & Noble Education, Inc. (A)	1,248	1,697
Bed Bath & Beyond, Inc. (B)	2,718	11,443
Best Buy Company, Inc.	5,394	307,458
Blink Charging Company (A)	102	176
Boot Barn Holdings, Inc. (A)	611	7,900
Build-A-Bear Workshop, Inc. (A)	44	63
Burlington Stores, Inc. (A)	1,379	218,516
Caleres, Inc.	889	4,623
Camping World Holdings, Inc., Class A	1,893	10,771
CarMax, Inc. (A)	3,427	184,475
Carvana Company (A)(B)	3,163	174,250
Chico's FAS, Inc.	2,691	3,471
Citi Trends, Inc.	286	2,545
Conn's, Inc. (A)	510	2,132
Designer Brands, Inc., Class A	1,564	7,789
Dick's Sporting Goods, Inc.	1,834	38,991
Express, Inc. (A)	1,680	2,503
Five Below, Inc. (A)	1,162	81,782
Floor & Decor Holdings, Inc., Class A (A)	2,115	67,870
Foot Locker, Inc.	2,231	49,194
GameStop Corp., Class A (A)(B)	1,509	5,282
Genesco, Inc. (A)	319	4,255
GNC Holdings, Inc., Class A (A)	1,564	732
Group 1 Automotive, Inc.	389	17,217
Guess?, Inc.	1,387	9,390
Haverty Furniture Companies, Inc.	468	5,565
Hibbett Sports, Inc. (A)	399	4,363
Hudson, Ltd., Class A (A)	2,006	10,070
L Brands, Inc.	5,775	66,759
Lithia Motors, Inc., Class A	485	39,668
LMP Automotive Holdings, Inc. (A)	97	538
Lowe's Companies, Inc.	15,973	1,374,477
Lumber Liquidators Holdings, Inc. (A)	701	3,288
MarineMax, Inc. (A)	503	5,241
Monro, Inc.	705	30,886
Murphy USA, Inc. (A)	643	54,243
National Vision Holdings, Inc. (A)	1,673	32,490
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Office Depot, Inc.	11,794	$19,342
O'Reilly Automotive, Inc. (A)	1,575	474,154
Party City Holdco, Inc. (A)	1,740	797
Penske Automotive Group, Inc.	1,711	47,908
Rent-A-Center, Inc.	1,196	16,911
RH (A)	398	39,987
Ross Stores, Inc.	7,537	655,493
Sally Beauty Holdings, Inc. (A)	2,432	19,651
Shoe Carnival, Inc.	302	6,273
Signet Jewelers, Ltd.	1,125	7,256
Sleep Number Corp. (A)	608	11,649
Sonic Automotive, Inc., Class A	881	11,700
Sportsman's Warehouse Holdings, Inc. (A)	611	3,764
Tailored Brands, Inc. (B)	869	1,512
The Buckle, Inc.	978	13,408
The Cato Corp., Class A	560	5,975
The Children's Place, Inc.	330	6,455
The Container Store Group, Inc. (A)	658	1,553
The Gap, Inc.	7,796	54,884
The Home Depot, Inc.	22,732	4,244,292
The Michaels Companies, Inc. (A)	2,772	4,491
The TJX Companies, Inc.	25,067	1,198,453
Tiffany & Company	2,499	323,621
Tilly's, Inc., Class A	701	2,895
Tractor Supply Company	2,466	208,500
TravelCenters of America, Inc. (A)	95	929
Ulta Beauty, Inc. (A)	1,192	209,434
Urban Outfitters, Inc. (A)	2,057	29,292
Williams-Sonoma, Inc.	1,610	68,457
Winmark Corp.	75	9,557
Zumiez, Inc. (A)	551	9,543
		11,261,336
Textiles, apparel and luxury goods – 0.7%
Carter's, Inc.	916	60,209
Centric Brands, Inc. (A)	1,544	1,729
Columbia Sportswear Company	1,400	97,678
Crocs, Inc. (A)	1,447	24,585
Culp, Inc.	350	2,576
Deckers Outdoor Corp. (A)	583	78,122
Fossil Group, Inc. (A)	1,160	3,816
G-III Apparel Group, Ltd. (A)	1,025	7,893
Hanesbrands, Inc.	7,542	59,356
Kontoor Brands, Inc.	1,195	22,908
Levi Strauss & Company, Class A	8,237	102,386
Movado Group, Inc.	510	6,028
NIKE, Inc., Class B	32,531	2,691,615
Oxford Industries, Inc.	352	12,764
PVH Corp.	1,528	57,514
Ralph Lauren Corp.	1,559	104,188
Rocky Brands, Inc.	193	3,735
Skechers U.S.A., Inc., Class A (A)	3,277	77,796
Steven Madden, Ltd.	1,769	41,094
Superior Group of Companies, Inc.	407	3,443
Tapestry, Inc.	5,765	74,657
Under Armour, Inc., Class A (A)	9,445	86,988
Unifi, Inc. (A)	438	5,059
Vera Bradley, Inc. (A)	773	3,185
VF Corp.	8,326	450,270
Vince Holding Corp. (A)	138	535
Wolverine World Wide, Inc.	1,702	25,870
		4,105,999
		57,671,204
Consumer staples – 7.7%

261

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages – 1.8%
Brown-Forman Corp., Class B	9,964	$553,102
Celsius Holdings, Inc. (A)	1,510	6,357
Coca-Cola Consolidated, Inc.	196	40,872
Constellation Brands, Inc., Class A	3,993	572,436
Craft Brew Alliance, Inc. (A)	449	6,690
Crimson Wine Group, Ltd. (A)	725	4,238
Eastside Distilling, Inc. (A)	137	159
Keurig Dr. Pepper, Inc.	29,319	711,572
MGP Ingredients, Inc.	345	9,277
Molson Coors Beverage Company, Class B	4,515	176,130
Monster Beverage Corp. (A)	11,209	630,618
National Beverage Corp. (A)	995	42,437
New Age Beverages Corp. (A)	1,610	2,238
PepsiCo, Inc.	29,049	3,488,785
Primo Water Corp.	546	4,948
Reed's, Inc. (A)	695	330
The Boston Beer Company, Inc., Class A (A)	251	92,258
The Coca-Cola Company	89,283	3,950,773
		10,293,220
Food and staples retailing – 2.0%
BJ's Wholesale Club Holdings, Inc. (A)	2,868	73,048
Casey's General Stores, Inc.	729	96,585
Costco Wholesale Corp.	9,204	2,624,337
Grocery Outlet Holding Corp. (A)	1,883	64,662
HF Foods Group, Inc. (A)(B)	1,021	8,566
Ingles Markets, Inc., Class A	443	16,019
Natural Grocers by Vitamin Cottage, Inc.	601	5,115
Performance Food Group Company (A)	2,332	57,647
PriceSmart, Inc.	644	33,842
Rite Aid Corp. (A)(B)	1,197	17,955
SpartanNash Company	869	12,444
Sprouts Farmers Market, Inc. (A)	2,519	46,828
Sysco Corp.	10,623	484,727
The Andersons, Inc.	755	14,156
The Chefs' Warehouse, Inc. (A)	665	6,697
The Kroger Company	16,736	504,088
United Natural Foods, Inc. (A)	1,210	11,108
US Foods Holding Corp. (A)	4,564	80,828
Village Super Market, Inc., Class A	374	9,193
Walgreens Boots Alliance, Inc.	18,608	851,316
Walmart, Inc.	59,120	6,717,214
Weis Markets, Inc.	558	23,246
		11,759,621
Food products – 1.4%
Alico, Inc.	195	6,053
Archer-Daniels-Midland Company	11,617	408,686
B&G Foods, Inc. (B)	1,345	24,331
Beyond Meat, Inc. (A)(B)	1,287	85,714
Bunge, Ltd.	2,963	121,572
Calavo Growers, Inc.	372	21,461
Cal-Maine Foods, Inc.	1,034	45,475
Campbell Soup Company	6,277	289,746
Conagra Brands, Inc.	10,155	297,948
Darling Ingredients, Inc. (A)	3,439	65,926
Farmer Brothers Company (A)	458	3,188
Flowers Foods, Inc.	4,400	90,288
Fresh Del Monte Produce, Inc.	1,036	28,604
Freshpet, Inc. (A)	763	48,733
General Mills, Inc.	12,583	664,005
Hormel Foods Corp.	11,132	519,196
Hostess Brands, Inc. (A)	2,739	29,198
Ingredion, Inc.	1,389	104,870
J&J Snack Foods Corp.	393	47,553
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
John B. Sanfilippo & Son, Inc.	247	$22,082
Kellogg Company	7,101	425,989
Lamb Weston Holdings, Inc.	3,040	173,584
Lancaster Colony Corp.	572	82,734
Landec Corp. (A)	729	6,335
Limoneira Company	402	5,266
McCormick & Company, Inc.	2,763	390,163
Mondelez International, Inc., Class A	30,005	1,502,650
Pilgrim's Pride Corp. (A)	5,222	94,623
Post Holdings, Inc. (A)	1,474	122,298
RiceBran Technologies (A)	840	840
Sanderson Farms, Inc.	465	57,344
Seaboard Corp.	24	67,507
Seneca Foods Corp., Class A (A)	231	9,189
The Hain Celestial Group, Inc. (A)	2,206	57,290
The Hershey Company	4,347	575,978
The J.M. Smucker Company	2,370	263,070
The Kraft Heinz Company	25,478	630,326
The Simply Good Foods Company (A)	1,921	36,998
Tootsie Roll Industries, Inc. (B)	1,437	51,669
TreeHouse Foods, Inc. (A)	1,183	52,229
Tyson Foods, Inc., Class A	7,610	440,391
		7,971,102
Household products – 1.5%
Central Garden & Pet Company, Class A (A)	1,200	30,684
Church & Dwight Company, Inc.	5,105	327,639
Colgate-Palmolive Company	17,861	1,185,256
Energizer Holdings, Inc. (B)	1,450	43,863
Kimberly-Clark Corp.	7,137	912,608
Oil-Dri Corp. of America	183	6,120
Spectrum Brands Holdings, Inc.	1,030	37,461
The Clorox Company	2,606	451,490
The Procter & Gamble Company	51,968	5,716,480
WD-40 Company	246	49,409
		8,761,010
Personal products – 0.3%
BellRing Brands, Inc. Class A (A)	593	10,111
Coty, Inc., Class A	15,881	81,946
Edgewell Personal Care Company (A)	1,170	28,174
elf Beauty, Inc. (A)	1,098	10,804
Herbalife Nutrition, Ltd. (A)	3,084	89,929
Inter Parfums, Inc.	645	29,896
Lifevantage Corp. (A)	377	3,883
Medifast, Inc.	247	15,438
Nature's Sunshine Products, Inc. (A)	585	4,756
Nu Skin Enterprises, Inc., Class A	1,184	25,870
Revlon, Inc., Class A (A)(B)	1,150	12,570
The Estee Lauder Companies, Inc., Class A	7,500	1,195,050
USANA Health Sciences, Inc. (A)	464	26,801
Veru, Inc. (A)	1,088	3,558
Youngevity International, Inc. (A)(B)	349	244
		1,539,030
Tobacco – 0.7%
22nd Century Group, Inc. (A)	3,359	2,519
Altria Group, Inc.	38,952	1,506,274
Philip Morris International, Inc.	32,433	2,366,312
Turning Point Brands, Inc.	443	9,352
Universal Corp.	529	23,387
Vector Group, Ltd.	3,163	29,795
		3,937,639
		44,261,622

262

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy – 2.7%
Energy equipment and services – 0.2%
Apergy Corp. (A)(B)	1,683	$9,677
Archrock, Inc.	3,041	11,434
Aspen Aerogels, Inc. (A)	761	4,673
Baker Hughes Company	20,943	219,902
Cactus, Inc., Class A	1,614	18,722
Covia Holdings Corp. (A)	3,030	1,731
CSI Compressco LP	223	145
Diamond Offshore Drilling, Inc. (A)(B)	3,110	5,691
DMC Global, Inc.	314	7,225
Dril-Quip, Inc. (A)	797	24,309
Era Group, Inc. (A)	603	3,214
Exterran Corp. (A)	904	4,339
Forum Energy Technologies, Inc. (A)	1,711	303
FTS International, Inc. (A)	1,777	396
Geospace Technologies Corp. (A)	366	2,342
Halliburton Company	18,380	125,903
Helix Energy Solutions Group, Inc. (A)	3,143	5,155
Helmerich & Payne, Inc.	2,298	35,964
Hi-Crush, Inc. (A)	2,374	558
ION Geophysical Corp. (A)	211	268
KLX Energy Services Holdings, Inc. (A)	306	214
Liberty Oilfield Services, Inc., Class A	2,453	6,599
Mammoth Energy Services, Inc.	623	467
Matrix Service Company (A)	663	6,279
Nabors Industries, Ltd.	9,653	3,766
National Energy Services Reunited Corp. (A)	1,945	9,881
National Oilwell Varco, Inc.	8,165	80,262
NCS Multistage Holdings, Inc. (A)	370	237
Newpark Resources, Inc. (A)	2,201	1,974
NexTier Oilfield Solutions, Inc. (A)	4,501	5,266
Nine Energy Service, Inc. (A)	818	661
Oceaneering International, Inc. (A)	2,236	6,574
Oil States International, Inc. (A)	1,360	2,761
Parker Drilling Company (A)	117	992
Patterson-UTI Energy, Inc.	4,413	10,371
ProPetro Holding Corp. (A)	1,939	4,848
Ranger Energy Services, Inc. (A)	120	487
RigNet, Inc. (A)	213	383
RPC, Inc.	4,420	9,105
Schlumberger, Ltd.	28,930	390,266
SEACOR Holdings, Inc. (A)	468	12,617
SEACOR Marine Holdings, Inc. (A)	576	2,523
Select Energy Services, Inc., Class A (A)	2,472	7,985
Smart Sand, Inc. (A)	637	662
Solaris Oilfield Infrastructure, Inc., Class A	1,111	5,833
Superior Energy Services, Inc. (A)	421	619
TETRA Technologies, Inc. (A)	3,291	1,053
Tidewater, Inc. (A)	820	5,806
USA Compression Partners LP	2,120	11,999
		1,072,441
Oil, gas and consumable fuels – 2.5%
Adams Resources & Energy, Inc.	159	3,737
Alliance Resource Partners LP	2,793	8,658
Amplify Energy Corp.	691	391
Antero Midstream Corp. (B)	10,691	22,451
Antero Resources Corp. (A)	6,209	4,426
Apache Corp.	7,916	33,089
Arch Coal, Inc., Class A	279	8,063
Black Stone Minerals LP	4,779	22,366
Blueknight Energy Partners LP	187	172
Bonanza Creek Energy, Inc. (A)	234	2,633
BP Midstream Partners LP	1,216	11,321
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Brigham Minerals, Inc., Class A	1,168	$9,659
Cabot Oil & Gas Corp.	8,583	147,542
California Resources Corp. (A)(B)	1,117	1,117
Callon Petroleum Company (A)	7,487	4,102
Calumet Specialty Products Partners LP (A)	1,998	2,098
Centennial Resource Development, Inc., Class A (A)	5,329	1,402
Centrus Energy Corp., Class A (A)	81	411
Cheniere Energy, Inc. (A)	5,328	178,488
Chesapeake Energy Corp. (A)	39,408	6,806
Chevron Corp.	39,426	2,856,808
Cimarex Energy Company	2,170	36,521
Clean Energy Fuels Corp. (A)	4,677	8,325
CNX Midstream Partners LP	1,424	11,534
CNX Resources Corp. (A)	3,713	19,753
Comstock Resources, Inc. (A)(B)	3,787	20,412
Concho Resources, Inc.	4,205	180,184
ConocoPhillips	22,906	705,505
CONSOL Coal Resources LP	430	2,451
CONSOL Energy, Inc. (A)	499	1,841
Contango Oil & Gas Company (A)	2,538	3,807
Continental Resources, Inc. (B)	7,817	59,722
Contura Energy, Inc. (A)	390	917
Crestwood Equity Partners LP	1,581	6,688
CrossAmerica Partners LP	693	5,586
DCP Midstream LP	3,986	16,223
Delek Logistics Partners LP	486	4,423
Delek US Holdings, Inc.	1,558	24,554
Denbury Resources, Inc. (A)	9,208	1,700
Devon Energy Corp.	8,114	56,068
Diamond S Shipping, Inc. (A)	946	11,172
Diamondback Energy, Inc.	3,361	88,058
Dorchester Minerals LP	821	7,644
Dorian LPG, Ltd. (A)	943	8,214
Enable Midstream Partners LP	9,301	23,904
Energy Transfer LP	56,045	257,807
EnLink Midstream LLC (A)	10,548	11,603
Enterprise Products Partners LP	45,667	653,038
Enviva Partners LP	728	19,452
EOG Resources, Inc.	12,155	436,608
EQM Midstream Partners LP	4,366	51,519
EQT Corp.	5,432	38,404
Equitrans Midstream Corp.	5,397	27,147
Evolution Petroleum Corp.	1,062	2,772
Extraction Oil & Gas, Inc. (A)	2,891	1,220
Exxon Mobil Corp.	88,227	3,349,979
Foresight Energy LP (A)	5,570	94
Genesis Energy LP	2,697	10,572
Global Partners LP	828	7,303
Green Plains Partners LP	503	3,340
Green Plains, Inc.	849	4,118
Gulfport Energy Corp. (A)	2,308	1,026
Hallador Energy Company	615	584
Harvest Natural Resources, Inc. (A)(C)	270	0
Hess Corp.	6,386	212,654
Hess Midstream LP, Class A	701	7,122
HighPoint Resources Corp. (A)	3,996	759
Holly Energy Partners LP	2,242	31,455
HollyFrontier Corp.	3,388	83,040
Kimbell Royalty Partners LP	1,094	6,378
Kinder Morgan, Inc.	47,271	658,012
Laredo Petroleum, Inc. (A)	4,273	1,623
Lilis Energy, Inc. (A)	797	138
LinnCo LLC (A)(C)	2,890	125

263

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Magellan Midstream Partners LP	4,758	$173,619
Magnolia Oil & Gas Corp., Class A (A)	5,625	22,500
Marathon Oil Corp.	16,893	55,578
Marathon Petroleum Corp.	13,550	320,051
Martin Midstream Partners LP	1,127	1,240
Matador Resources Company (A)	2,421	6,004
Montage Resources Corp. (A)	565	1,271
MPLX LP	22,110	256,918
Murphy Oil Corp.	3,357	20,578
NACCO Industries, Inc., Class A	187	5,232
Natural Resource Partners LP	290	3,538
New Fortress Energy LLC (A)(B)	3,618	35,420
Noble Energy, Inc.	10,081	60,889
Noble Midstream Partners LP	1,668	5,838
Northern Oil and Gas, Inc. (A)	7,653	5,075
NuStar Energy LP	2,314	19,877
Oasis Midstream Partners LP	640	3,168
Oasis Petroleum, Inc. (A)	6,234	2,182
Occidental Petroleum Corp. (B)	18,678	216,291
ONEOK, Inc.	8,642	188,482
Overseas Shipholding Group, Inc., Class A (A)	1,005	2,281
Panhandle Oil and Gas, Inc., Class A	460	1,697
Parsley Energy, Inc., Class A	7,905	45,296
PBF Energy, Inc., Class A	2,549	18,047
PBF Logistics LP	1,384	9,356
PDC Energy, Inc. (A)	2,080	12,917
Peabody Energy Corp.	2,003	5,809
Penn Virginia Corp. (A)	209	646
Phillips 66	9,272	497,443
Phillips 66 Partners LP	4,581	166,886
Pioneer Natural Resources Company	3,463	242,929
Plains All American Pipeline LP	15,252	80,531
Plains GP Holdings LP, Class A (A)	3,615	20,280
QEP Resources, Inc.	4,939	1,652
Range Resources Corp. (B)	5,163	11,772
Rattler Midstream LP	2,920	10,162
Renewable Energy Group, Inc. (A)	765	15,705
REX American Resources Corp. (A)	157	7,302
SandRidge Energy, Inc. (A)	76	68
SFL Corp., Ltd.	2,278	21,573
Shell Midstream Partners LP	4,939	49,291
SM Energy Company	2,203	2,688
Southwestern Energy Company (A)	10,456	17,671
Sprague Resources LP	617	8,070
Summit Midstream Partners LP	1,801	1,099
Sunoco LP	2,114	33,063
Tallgrass Energy LP, Class A	5,905	97,196
Talos Energy, Inc. (A)	1,089	6,262
Targa Resources Corp.	4,895	33,824
TC PipeLines LP	1,530	42,044
Teekay Corp. (A)	2,383	7,490
Tellurian, Inc. (A)(B)	5,218	4,717
The Williams Companies, Inc.	25,344	358,618
Torchlight Energy Resources, Inc. (A)	1,067	419
Ultra Petroleum Corp. (A)	5,375	376
Unit Corp. (A)	288	75
Uranium Energy Corp. (A)	5,616	3,145
USD Partners LP	760	2,189
VAALCO Energy, Inc. (A)	451	407
Valero Energy Corp.	8,569	388,690
Viper Energy Partners LP	3,095	20,520
W&T Offshore, Inc. (A)	3,249	5,523
Western Midstream Partners LP	9,539	30,906
Westwater Resources, Inc. (A)	290	280
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Whiting Petroleum Corp. (A)(B)	1,848	$1,239
World Fuel Services Corp.	1,400	35,252
WPX Energy, Inc. (A)	8,802	26,846
		14,262,841
		15,335,282
Financials – 11.2%
Banks – 4.1%
1st Source Corp.	559	18,128
Allegiance Bancshares, Inc.	511	12,320
Amerant Bancorp, Inc. (A)	977	15,036
American National Bankshares, Inc.	218	5,210
Ameris Bancorp	1,477	35,094
Ames National Corp.	260	5,317
Arrow Financial Corp.	418	11,650
Associated Banc-Corp.	3,371	43,115
Atlantic Union Bankshares Corp.	1,721	37,690
Banc of California, Inc.	1,198	9,584
BancFirst Corp.	701	23,392
BancorpSouth Bank	2,204	41,700
Bank of America Corp.	187,505	3,980,731
Bank of Hawaii Corp.	724	39,994
Bank of Marin Bancorp	328	9,840
Bank OZK	2,740	45,758
BankFinancial Corp.	481	4,238
BankUnited, Inc.	1,987	37,157
Bankwell Financial Group, Inc.	211	3,220
Banner Corp.	760	25,110
Bar Harbor Bankshares	435	7,517
Baycom Corp. (A)	336	4,049
BCB Bancorp, Inc.	577	6,145
Berkshire Hills Bancorp, Inc.	1,082	16,079
BOK Financial Corp.	1,468	62,478
Boston Private Financial Holdings, Inc.	1,849	13,220
Bridge Bancorp, Inc.	524	11,088
Brookline Bancorp, Inc.	1,813	20,451
Bryn Mawr Bank Corp.	470	13,339
Business First Bancshares, Inc.	293	3,956
Byline Bancorp, Inc.	825	8,555
C&F Financial Corp.	106	4,229
Cadence BanCorp	2,753	18,032
Cambridge Bancorp	93	4,836
Camden National Corp.	400	12,580
Capital City Bank Group, Inc.	465	9,356
Capstar Financial Holdings, Inc.	374	3,699
Cathay General Bancorp	1,668	38,281
CBTX, Inc.	597	10,609
CenterState Bank Corp.	2,659	45,815
Central Pacific Financial Corp.	579	9,206
Central Valley Community Bancorp	357	4,655
Century Bancorp, Inc., Class A	144	8,963
Chemung Financial Corp.	161	5,310
CIT Group, Inc.	1,914	33,036
Citigroup, Inc.	45,500	1,916,460
Citizens & Northern Corp.	324	6,480
Citizens Financial Group, Inc.	9,069	170,588
City Holding Company	404	26,878
Civista Bancshares, Inc.	342	5,116
CNB Financial Corp.	426	8,039
Codorus Valley Bancorp, Inc.	267	4,299
Columbia Banking System, Inc.	1,531	41,031
Comerica, Inc.	3,016	88,489
Commerce Bancshares, Inc.	2,031	102,261
Community Bank System, Inc.	1,081	63,563
Community Trust Bancorp, Inc.	310	9,855
ConnectOne Bancorp, Inc.	882	11,854

264

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
County Bancorp, Inc.	219	$4,052
CrossFirst Bankshares, Inc. (A)	287	2,411
Cullen/Frost Bankers, Inc.	1,317	73,475
Customers Bancorp, Inc. (A)	739	8,077
CVB Financial Corp.	2,957	59,288
Dime Community Bancshares, Inc.	619	8,486
Eagle Bancorp, Inc.	716	21,630
East West Bancorp, Inc.	3,057	78,687
Enterprise Bancorp, Inc.	327	8,826
Enterprise Financial Services Corp.	619	17,276
Equity Bancshares, Inc., Class A (A)	331	5,710
Esquire Financial Holdings, Inc. (A)	291	4,380
Farmers & Merchants Bancorp, Inc.	233	6,037
FB Financial Corp.	613	12,088
Fidelity D&D Bancorp, Inc.	112	5,714
Fifth Third Bancorp	14,811	219,943
Financial Institutions, Inc.	417	7,564
First Bancorp (NC)	687	15,856
First Bancorp (PR)	3,172	16,875
First Bancorp, Inc.	302	6,644
First Busey Corp.	1,265	21,644
First Choice Bancorp	327	4,908
First Citizens BancShares, Inc., Class A	170	56,588
First Commonwealth Financial Corp.	2,106	19,249
First Community Bankshares, Inc.	247	5,755
First Financial Bancorp	2,135	31,833
First Financial Bankshares, Inc.	2,882	77,353
First Financial Corp.	338	11,397
First Financial Northwest, Inc.	388	3,896
First Hawaiian, Inc.	2,736	45,226
First Horizon National Corp.	6,532	52,648
First Internet Bancorp	224	3,678
First Interstate BancSystem, Inc., Class A	1,351	38,963
First Merchants Corp.	1,185	31,391
First Midwest Bancorp, Inc.	2,364	31,288
First Republic Bank	3,501	288,062
Flushing Financial Corp.	465	6,212
FNB Corp.	6,885	50,742
Franklin Financial Network, Inc.	364	7,422
Fulton Financial Corp.	3,475	39,928
FVCBankcorp, Inc. (A)	432	5,754
German American Bancorp, Inc.	635	17,431
Glacier Bancorp, Inc.	1,839	62,535
Great Southern Bancorp, Inc.	369	14,908
Great Western Bancorp, Inc.	1,212	24,822
Guaranty Bancshares, Inc.	253	5,854
Hancock Whitney Corp.	1,856	36,229
Hanmi Financial Corp.	645	6,998
HarborOne Bancorp, Inc. (A)	1,624	12,229
Heartland Financial USA, Inc.	779	23,526
Heritage Commerce Corp.	1,034	7,931
Heritage Financial Corp.	813	16,260
Hilltop Holdings, Inc.	1,959	29,620
Home BancShares, Inc.	3,528	42,301
Hope Bancorp, Inc.	2,740	22,523
Horizon Bancorp, Inc.	951	9,377
Huntington Bancshares, Inc.	21,618	177,484
IBERIABANK Corp.	1,105	39,957
Independent Bank Corp. (Massachusetts)	730	46,990
Independent Bank Corp. (Michigan)	561	7,220
Independent Bank Group, Inc.	910	21,549
International Bancshares Corp.	1,391	37,390
Investar Holding Corp.	319	4,074
Investors Bancorp, Inc.	5,218	41,692
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
JPMorgan Chase & Co.	65,361	$5,884,451
KeyCorp	20,536	212,958
Lakeland Bancorp, Inc.	1,308	14,139
Lakeland Financial Corp.	529	19,441
Live Oak Bancshares, Inc.	1,032	12,869
M&T Bank Corp.	2,745	283,915
Macatawa Bank Corp.	926	6,593
Mercantile Bank Corp.	434	9,188
Metropolitan Bank Holding Corp. (A)	184	4,955
Midland States Bancorp, Inc.	539	9,427
MidWestOne Financial Group, Inc.	336	7,036
MutualFirst Financial, Inc.	193	5,443
MVB Financial Corp.	370	4,718
National Bank Holdings Corp., Class A	721	17,232
National Bankshares, Inc.	188	5,997
NBT Bancorp, Inc.	932	30,187
Northrim BanCorp, Inc.	222	5,994
Norwood Financial Corp.	211	5,634
OFG Bancorp	1,197	13,382
Old National Bancorp	3,579	47,207
Old Point Financial Corp.	183	2,767
Old Second Bancorp, Inc.	816	5,639
Origin Bancorp, Inc.	516	10,449
Pacific Mercantile Bancorp (A)	820	3,862
Pacific Premier Bancorp, Inc.	1,278	24,078
PacWest Bancorp	2,507	44,925
Park National Corp.	386	29,969
Peapack Gladstone Financial Corp.	485	8,706
Penns Woods Bancorp, Inc.	222	5,395
Peoples Bancorp of North Carolina, Inc.	237	4,825
Peoples Bancorp, Inc.	508	11,252
People's United Financial, Inc.	8,507	94,002
People's Utah Bancorp	486	9,414
Pinnacle Financial Partners, Inc.	1,604	60,214
Popular, Inc.	1,544	54,040
Preferred Bank	341	11,533
Premier Financial Bancorp, Inc.	466	5,778
Prosperity Bancshares, Inc.	1,966	94,860
QCR Holdings, Inc.	353	9,556
RBB Bancorp	407	5,584
Red River Bancshares, Inc.	155	5,769
Regions Financial Corp.	20,141	180,665
Renasant Corp.	1,240	27,082
Republic Bancorp, Inc., Class A	425	14,038
Republic First Bancorp, Inc. (A)	1,584	3,469
S&T Bancorp, Inc.	768	20,982
Sandy Spring Bancorp, Inc.	750	16,980
Seacoast Banking Corp. of Florida (A)	1,186	21,716
ServisFirst Bancshares, Inc.	1,156	33,894
Shore Bancshares, Inc.	488	5,295
Sierra Bancorp	373	6,557
Signature Bank	1,109	89,153
Simmons First National Corp., Class A	2,185	40,204
South Plains Financial, Inc.	426	6,599
South State Corp.	723	42,462
Southern First Bancshares, Inc. (A)	207	5,873
Southern National Bancorp of Virginia, Inc.	655	6,445
Southside Bancshares, Inc.	820	24,920
Spirit of Texas Bancshares, Inc. (A)	334	3,454
Sterling Bancorp	4,249	44,402
Stock Yards Bancorp, Inc.	419	12,122
Summit Financial Group, Inc.	334	7,084
SVB Financial Group (A)	1,079	163,015
Synovus Financial Corp.	3,073	53,962

265

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
TCF Financial Corp.	3,225	$73,079
Texas Capital Bancshares, Inc. (A)	1,066	23,633
The Bancorp, Inc. (A)	1,397	8,480
The Bank of Princeton	248	5,766
The First of Long Island Corp.	648	11,243
The PNC Financial Services Group, Inc.	9,120	872,966
Tompkins Financial Corp.	330	23,694
Towne Bank	1,674	30,283
TriCo Bancshares	636	18,966
TriState Capital Holdings, Inc. (A)	738	7,136
Triumph Bancorp, Inc. (A)	556	14,456
Truist Financial Corp.	27,951	862,009
Trustmark Corp.	1,377	32,084
U.S. Bancorp	32,547	1,121,244
UMB Financial Corp.	1,038	48,142
Umpqua Holdings Corp.	4,684	51,056
United Bankshares, Inc.	2,146	49,530
United Community Banks, Inc.	1,695	31,035
Unity Bancorp, Inc.	355	4,154
Univest Financial Corp.	733	11,963
Valley National Bancorp	8,535	62,391
Veritex Holdings, Inc.	1,194	16,680
Washington Trust Bancorp, Inc.	335	12,248
Webster Financial Corp.	1,950	44,655
Wells Fargo & Company	88,138	2,529,561
WesBanco, Inc.	1,220	28,914
West Bancorporation, Inc.	463	7,570
Westamerica Bancorporation	570	33,505
Western Alliance Bancorp	2,145	65,658
Wintrust Financial Corp.	1,205	39,596
Zions Bancorp NA	3,586	95,961
		23,531,951
Capital markets – 2.9%
Affiliated Managers Group, Inc.	1,036	61,269
AllianceBernstein Holding LP	2,024	37,626
Ameriprise Financial, Inc.	2,641	270,650
Apollo Investment Corp.	1,528	10,314
Ares Capital Corp. (B)	9,043	97,484
Ares Management Corp., Class A	2,404	74,356
Artisan Partners Asset Management, Inc., Class A	1,655	35,566
Assetmark Financial Holdings, Inc. (A)	1,278	26,058
Associated Capital Group, Inc., Class A	454	13,892
Bain Capital Specialty Finance, Inc.	1,190	11,031
Barings BDC, Inc.	1,265	9,462
BGC Partners, Inc., Class A	7,348	18,517
BlackRock Capital Investment Corp.	1,953	4,297
BlackRock TCP Capital Corp.	1,134	7,088
BlackRock, Inc.	3,233	1,422,423
Blucora, Inc. (A)	1,076	12,966
Capital Southwest Corp.	445	5,082
Cboe Global Markets, Inc.	2,310	206,168
CME Group, Inc.	7,470	1,291,638
Cohen & Steers, Inc.	999	45,405
Cowen, Inc., Class A	420	4,057
Crescent Capital BDC, Inc.	132	1,274
Diamond Hill Investment Group, Inc.	83	7,490
Donnelley Financial Solutions, Inc. (A)	800	4,216
E*TRADE Financial Corp.	4,721	162,025
Eaton Vance Corp.	2,369	76,400
Ellington Financial, Inc.	880	5,025
Evercore, Inc., Class A	822	37,861
FactSet Research Systems, Inc.	789	205,677
Federated Hermes, Inc.	2,126	40,500
Fidus Investment Corp.	605	4,005
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Focus Financial Partners, Inc., Class A (A)	1,482	$34,101
Franklin Resources, Inc.	10,401	173,593
FS KKR Capital Corp.	10,719	32,157
GAIN Capital Holdings, Inc.	1,165	6,501
GAMCO Investors, Inc., Class A	443	4,869
Garrison Capital, Inc.	717	1,219
Gladstone Capital Corp.	801	4,502
Gladstone Investment Corp.	797	6,256
Goldman Sachs BDC, Inc.	967	11,923
Golub Capital BDC, Inc.	1,363	17,119
Greenhill & Company, Inc.	314	3,090
Hamilton Lane, Inc., Class A	1,102	60,952
Hercules Capital, Inc.	2,271	17,350
Houlihan Lokey, Inc.	1,374	71,613
Interactive Brokers Group, Inc., Class A	1,612	69,590
Intercontinental Exchange, Inc.	11,609	937,427
INTL. FCStone, Inc. (A)	429	15,556
Invesco, Ltd.	9,289	84,344
Lazard, Ltd., Class A	2,202	51,879
Legg Mason, Inc.	1,838	89,786
LPL Financial Holdings, Inc.	1,689	91,932
Main Street Capital Corp. (B)	1,316	26,991
MarketAxess Holdings, Inc.	791	263,063
Moelis & Company, Class A	1,274	35,799
Monroe Capital Corp.	561	3,983
Moody's Corp.	3,934	832,041
Morgan Stanley	33,737	1,147,058
Morningstar, Inc.	893	103,811
MSCI, Inc.	1,765	510,014
MVC Capital, Inc.	676	2,954
Nasdaq, Inc.	3,416	324,349
New Mountain Finance Corp.	2,060	14,008
Newtek Business Services Corp.	477	6,301
Northern Trust Corp.	4,421	333,609
Oaktree Specialty Lending Corp.	2,519	8,162
OFS Capital Corp.	430	1,750
Oppenheimer Holdings, Inc., Class A	169	3,339
Oxford Square Capital Corp.	1,411	3,598
P10 Holdings, Inc. (A)	951	1,664
PennantPark Floating Rate Capital, Ltd.	874	4,248
PennantPark Investment Corp.	1,841	4,768
Piper Sandler Companies	319	16,132
Portman Ridge Finance Corp.	2,026	1,896
Prospect Capital Corp. (B)	8,135	34,574
Pzena Investment Management, Inc., Class A	1,693	7,551
Raymond James Financial, Inc.	2,893	182,838
S&P Global, Inc.	5,096	1,248,775
Safeguard Scientifics, Inc.	605	3,358
Sculptor Capital Management, Inc.	1,110	15,029
SEI Investments Company	3,150	145,971
Siebert Financial Corp. (A)	573	4,137
Solar Capital, Ltd.	825	9,603
Solar Senior Capital, Ltd.	444	4,311
State Street Corp.	7,587	404,159
Stellus Capital Investment Corp.	500	3,645
Stifel Financial Corp.	1,436	59,278
T. Rowe Price Group, Inc.	4,872	475,751
TCG BDC, Inc.	1,406	7,339
TD Ameritrade Holding Corp.	11,280	390,965
The Bank of New York Mellon Corp.	19,232	647,734
The Blackstone Group, Inc., Class A	13,754	626,770
The Carlyle Group, Inc. (B)	6,916	149,731
The Charles Schwab Corp.	26,785	900,512

266

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
The Goldman Sachs Group, Inc.	7,376	$1,140,256
THL Credit, Inc.	925	2,451
TPG Specialty Lending, Inc.	1,483	20,643
Tradeweb Markets, Inc., Class A	4,656	195,738
TriplePoint Venture Growth BDC Corp.	568	3,260
Value Line, Inc.	62	2,006
Victory Capital Holdings, Inc., Class A	1,470	24,049
Virtu Financial, Inc., Class A (B)	4,012	83,530
Virtus Investment Partners, Inc.	128	9,742
Waddell & Reed Financial, Inc., Class A	1,572	17,889
Westwood Holdings Group, Inc.	238	4,358
WhiteHorse Finance, Inc.	557	3,944
WisdomTree Investments, Inc.	3,569	8,316
		16,483,332
Consumer finance – 0.5%
Ally Financial, Inc.	7,943	114,617
American Express Company	17,055	1,460,079
Atlanticus Holdings Corp. (A)	140	1,389
Capital One Financial Corp.	9,699	489,024
Credit Acceptance Corp. (A)(B)	396	101,253
Curo Group Holdings Corp.	965	5,115
Discover Financial Services	6,538	233,210
Elevate Credit, Inc. (A)	1,191	1,239
Encore Capital Group, Inc. (A)	680	15,898
Enova International, Inc. (A)	759	10,998
EZCORP, Inc., Class A (A)	1,448	6,038
FirstCash, Inc.	898	64,423
Green Dot Corp., Class A (A)	1,090	27,675
LendingTree, Inc. (A)	274	50,249
Medallion Financial Corp. (A)	169	314
Navient Corp.	4,655	35,285
Nelnet, Inc., Class A	833	37,827
OneMain Holdings, Inc.	2,859	54,664
Oportun Financial Corp. (A)	399	4,209
PRA Group, Inc. (A)	990	27,443
Regional Management Corp. (A)	265	3,620
Santander Consumer USA Holdings, Inc.	7,110	98,900
SLM Corp.	8,897	63,969
Synchrony Financial	13,479	216,877
World Acceptance Corp. (A)	179	9,775
		3,134,090
Diversified financial services – 1.7%
Berkshire Hathaway, Inc., Class B (A)	50,958	9,316,651
Equitable Holdings, Inc.	10,222	147,708
GWG Holdings, Inc. (A)(B)	813	8,260
Jefferies Financial Group, Inc.	6,293	86,025
Marlin Business Services Corp.	322	3,597
NewStar Financial, Inc. (A)(C)	1,204	291
On Deck Capital, Inc. (A)	1,768	2,723
Voya Financial, Inc.	2,834	114,919
		9,680,174
Insurance – 1.8%
Aflac, Inc.	15,325	524,728
Alleghany Corp.	301	166,257
American Equity Investment Life Holding Company	1,955	36,754
American Financial Group, Inc.	1,743	122,149
American International Group, Inc.	18,169	440,598
American National Insurance Company	582	47,945
AMERISAFE, Inc.	412	26,562
Arch Capital Group, Ltd. (A)	8,392	238,836
Argo Group International Holdings, Ltd.	742	27,499
Arthur J. Gallagher & Company	3,894	317,400
Assurant, Inc.	1,268	131,986
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Assured Guaranty, Ltd.	2,011	$51,864
Axis Capital Holdings, Ltd.	1,773	68,526
Benefytt Technologies, Inc. (A)	323	7,232
Brighthouse Financial, Inc. (A)	2,133	51,555
Brown & Brown, Inc.	5,897	213,589
BRP Group, Inc., Class A (A)	1,080	11,394
Cincinnati Financial Corp.	3,413	257,511
Citizens, Inc. (A)	1,370	8,932
CNA Financial Corp.	5,706	177,114
CNO Financial Group, Inc.	3,245	40,206
Crawford & Company, Class B	1,283	8,198
Donegal Group, Inc., Class A	786	11,947
eHealth, Inc. (A)	490	69,002
Employers Holdings, Inc.	720	29,167
Enstar Group, Ltd. (A)	382	60,757
Erie Indemnity Company, Class A	953	141,273
Everest Re Group, Ltd.	822	158,169
FBL Financial Group, Inc., Class A	549	25,622
FedNat Holding Company	438	5,028
Fidelity National Financial, Inc.	5,699	141,791
First American Financial Corp.	2,298	97,458
Genworth Financial, Inc., Class A (A)	10,791	35,826
Globe Life, Inc.	2,260	162,652
Goosehead Insurance, Inc., Class A (A)	767	34,231
Hallmark Financial Services, Inc. (A)	21	85
HCI Group, Inc.	204	8,211
Heritage Insurance Holdings, Inc.	734	7,861
Horace Mann Educators Corp.	900	32,931
Independence Holding Company	356	9,099
Investors Title Company	50	6,400
Kemper Corp.	1,403	104,341
Kinsale Capital Group, Inc.	473	49,443
Lincoln National Corp.	4,156	109,386
Loews Corp.	6,227	216,886
Markel Corp. (A)	289	268,160
Marsh & McLennan Companies, Inc.	10,509	908,608
MBIA, Inc. (A)	1,977	14,116
Mercury General Corp.	1,183	48,172
MetLife, Inc.	19,198	586,883
National General Holdings Corp.	2,406	39,819
National Western Life Group, Inc., Class A	79	13,588
NI Holdings, Inc. (A)	641	8,692
Old Republic International Corp.	6,379	97,280
Palomar Holdings, Inc. (A)	514	29,894
Primerica, Inc.	868	76,801
Principal Financial Group, Inc.	5,797	181,678
ProAssurance Corp.	1,182	29,550
ProSight Global, Inc. (A)	575	5,606
Protective Insurance Corp., Class B	474	6,518
Prudential Financial, Inc.	8,385	437,194
Reinsurance Group of America, Inc.	1,269	106,774
RenaissanceRe Holdings, Ltd.	894	133,492
RLI Corp.	951	83,621
Safety Insurance Group, Inc.	334	28,200
Selective Insurance Group, Inc.	1,251	62,175
State Auto Financial Corp.	951	26,428
Stewart Information Services Corp.	487	12,988
The Allstate Corp.	6,754	619,544
The Hanover Insurance Group, Inc.	815	73,823
The Hartford Financial Services Group, Inc.	7,524	265,146
The Progressive Corp.	12,196	900,553
The Travelers Companies, Inc.	5,380	534,503
Trupanion, Inc. (A)(B)	764	19,887

267

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
United Fire Group, Inc.	546	$17,805
United Insurance Holdings Corp.	1,080	9,979
Universal Insurance Holdings, Inc.	656	11,756
Unum Group	4,336	65,083
W.R. Berkley Corp.	3,793	197,881
White Mountains Insurance Group, Ltd.	67	60,970
		10,477,568
Mortgage real estate investment trusts – 0.1%
AG Mortgage Investment Trust, Inc.	700	1,918
AGNC Investment Corp.	11,322	119,787
Annaly Capital Management, Inc.	30,032	152,262
Anworth Mortgage Asset Corp.	2,512	2,839
Apollo Commercial Real Estate Finance, Inc.	3,205	23,781
Arbor Realty Trust, Inc.	2,208	10,819
Ares Commercial Real Estate Corp.	789	5,515
Arlington Asset Investment Corp., Class A	651	1,426
ARMOUR Residential REIT, Inc.	1,413	12,449
Blackstone Mortgage Trust, Inc., Class A	2,768	51,540
Broadmark Realty Capital, Inc.	2,185	16,431
Capstead Mortgage Corp.	1,743	7,321
Cherry Hill Mortgage Investment Corp.	415	2,573
Chimera Investment Corp.	3,772	34,325
Colony Credit Real Estate, Inc.	2,808	11,064
Dynex Capital, Inc.	611	6,379
Ellington Residential Mortgage REIT	471	2,496
Exantas Capital Corp.	859	2,371
Granite Point Mortgage Trust, Inc.	1,105	5,602
Great Ajax Corp.	553	3,517
Invesco Mortgage Capital, Inc.	3,007	10,254
KKR Real Estate Finance Trust, Inc.	1,084	16,271
Ladder Capital Corp.	2,535	12,016
MFA Financial, Inc.	9,342	14,480
New Residential Investment Corp.	8,506	42,615
New York Mortgage Trust, Inc.	5,225	8,099
Orchid Island Capital, Inc.	1,157	3,413
PennyMac Mortgage Investment Trust	1,761	18,702
Ready Capital Corp.	959	6,924
Redwood Trust, Inc.	2,127	10,763
Starwood Property Trust, Inc.	5,131	52,593
TPG RE Finance Trust, Inc.	1,656	9,091
Two Harbors Investment Corp.	5,815	22,155
Western Asset Mortgage Capital Corp.	1,158	2,652
		704,443
Thrifts and mortgage finance – 0.1%
Axos Financial, Inc. (A)	1,364	24,729
Bridgewater Bancshares, Inc. (A)	655	6,386
Capitol Federal Financial, Inc.	1,954	22,686
Columbia Financial, Inc. (A)	2,570	37,008
Federal Agricultural Mortgage Corp., Class C	191	10,625
Federal Home Loan Mortgage Corp. (A)	13,796	19,284
Federal National Mortgage Association (A)(B)	24,360	38,732
First Defiance Financial Corp.	1,016	14,976
Flagstar Bancorp, Inc.	1,271	25,204
Home Bancorp, Inc.	185	4,518
HomeStreet, Inc.	637	14,161
Kearny Financial Corp.	2,110	18,125
Luther Burbank Corp.	1,316	12,068
Merchants Bancorp	686	10,413
Meridian Bancorp, Inc.	1,296	14,541
Meta Financial Group, Inc.	878	19,070
MGIC Investment Corp.	7,310	46,419
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
New York Community Bancorp, Inc.	10,221	$95,975
NMI Holdings, Inc., Class A (A)	1,463	16,985
Northfield Bancorp, Inc.	1,247	13,954
Northwest Bancshares, Inc.	1,642	18,998
OceanFirst Financial Corp.	1,155	18,376
Ocwen Financial Corp. (A)	3,672	1,836
PCSB Financial Corp.	498	6,967
PDL Community Bancorp (A)	510	5,238
PennyMac Financial Services, Inc.	1,650	36,482
Pioneer Bancorp, Inc. (A)	233	2,419
Provident Bancorp, Inc. (A)	677	5,836
Provident Financial Services, Inc.	1,019	13,104
Radian Group, Inc.	4,138	53,587
Riverview Bancorp, Inc.	881	4,414
Southern Missouri Bancorp, Inc.	216	5,242
Sterling Bancorp, Inc.	1,248	5,366
Territorial Bancorp, Inc.	238	5,843
TFS Financial Corp.	3,937	60,118
Timberland Bancorp, Inc.	255	4,664
TrustCo Bank Corp.	2,562	13,860
Walker & Dunlop, Inc.	652	26,256
Washington Federal, Inc.	1,575	40,887
Western New England Bancorp, Inc.	789	5,334
WSFS Financial Corp.	837	20,858
		821,544
		64,833,102
Health care – 14.1%
Biotechnology – 2.9%
89bio, Inc. (A)	252	6,363
AbbVie, Inc.	30,832	2,349,090
Abeona Therapeutics, Inc. (A)	1,575	3,308
ACADIA Pharmaceuticals, Inc. (A)	3,237	136,763
Acceleron Pharma, Inc. (A)	1,123	100,924
Achillion Pharmaceuticals, Inc. (A)(C)	3,410	1,569
Acorda Therapeutics, Inc. (A)	685	639
Aduro Biotech, Inc. (A)	1,561	4,277
Advaxis, Inc. (A)	983	521
Adverum Biotechnologies, Inc. (A)	1,608	15,710
Aeglea BioTherapeutics, Inc. (A)	797	3,714
Agenus, Inc. (A)	2,828	6,929
AgeX Therapeutics, Inc. (A)	474	441
Agios Pharmaceuticals, Inc. (A)(B)	1,366	48,466
Aileron Therapeutics, Inc. (A)	238	79
Aimmune Therapeutics, Inc. (A)(B)	1,362	19,640
Akcea Therapeutics, Inc. (A)	2,025	28,958
Akebia Therapeutics, Inc. (A)	2,523	19,124
Akero Therapeutics, Inc. (A)	639	13,547
Albireo Pharma, Inc. (A)	301	4,927
Alder Biopharmaceuticals, Inc. (A)(C)	1,872	2,538
Aldeyra Therapeutics, Inc. (A)	753	1,860
Alector, Inc. (A)	1,631	39,356
Alexion Pharmaceuticals, Inc. (A)	4,623	415,099
Alkermes PLC (A)	3,356	48,394
Allakos, Inc. (A)(B)	1,022	45,469
Allena Pharmaceuticals, Inc. (A)	267	257
Allogene Therapeutics, Inc. (A)(B)	2,589	50,330
Alnylam Pharmaceuticals, Inc. (A)	2,335	254,165
Alpine Immune Sciences, Inc. (A)	291	838
AMAG Pharmaceuticals, Inc. (A)	863	5,333
Ambit Biosciences Corp. (A)(C)	515	309
Amgen, Inc.	12,389	2,511,622
Amicus Therapeutics, Inc. (A)	5,441	50,275
AnaptysBio, Inc. (A)	644	9,100
Anika Therapeutics, Inc. (A)	318	9,193
Anixa Biosciences, Inc. (A)	182	289

268

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Apellis Pharmaceuticals, Inc. (A)	1,496	$40,078
Applied Genetic Technologies Corp. (A)	455	1,492
Applied Therapeutics, Inc. (A)	468	15,299
Aprea Therapeutics, Inc. (A)	410	14,252
Aptinyx, Inc. (A)	716	1,547
AquaBounty Technologies, Inc. (A)	180	293
Aravive, Inc. (A)	271	1,561
Arcus Biosciences, Inc. (A)	883	12,256
Ardelyx, Inc. (A)	1,613	9,170
Arena Pharmaceuticals, Inc. (A)	1,074	45,108
Aridis Pharmaceuticals, Inc. (A)	122	704
Arrowhead Pharmaceuticals, Inc. (A)	2,115	60,849
ArTara Therapeutics, Inc. (A)	99	2,337
Assembly Biosciences, Inc. (A)	650	9,640
Atara Biotherapeutics, Inc. (A)	1,073	9,131
Athenex, Inc. (A)	1,583	12,252
Atreca, Inc., Class A (A)	627	10,377
aTyr Pharma, Inc. (A)	89	249
AVEO Pharmaceuticals, Inc. (A)	241	872
Avid Bioservices, Inc. (A)	992	5,069
Avrobio, Inc. (A)	793	12,339
Axcella Health, Inc. (A)	367	1,255
AzurRx BioPharma, Inc. (A)	283	164
Bellicum Pharmaceuticals, Inc. (A)	60	278
BioCryst Pharmaceuticals, Inc. (A)	2,966	5,932
Biogen, Inc. (A)	3,763	1,190,538
BioMarin Pharmaceutical, Inc. (A)	3,758	317,551
BioSpecifics Technologies Corp. (A)	186	10,522
Bioxcel Therapeutics, Inc. (A)	451	10,080
Bluebird Bio, Inc. (A)(B)	1,170	53,773
Blueprint Medicines Corp. (A)	1,044	61,053
Bridgebio Pharma, Inc. (A)(B)	2,607	75,603
Cabaletta Bio, Inc. (A)	446	3,256
Caladrius Biosciences, Inc. (A)	30	54
Calithera Biosciences, Inc. (A)	1,063	4,720
Calyxt, Inc. (A)	631	2,101
CareDx, Inc. (A)	890	19,429
CASI Pharmaceuticals, Inc. (A)(B)	2,445	4,988
Castle Biosciences, Inc. (A)	321	9,569
Catabasis Pharmaceuticals, Inc. (A)	218	905
Catalyst Biosciences, Inc. (A)	289	1,263
Catalyst Pharmaceuticals, Inc. (A)	2,374	9,140
Celcuity, Inc. (A)	343	2,230
Celldex Therapeutics, Inc. (A)	189	314
CEL-SCI Corp. (A)(B)	784	9,047
Checkpoint Therapeutics, Inc. (A)	977	1,475
ChemoCentryx, Inc. (A)	1,232	49,502
Chimerix, Inc. (A)	1,055	1,519
Cidara Therapeutics, Inc. (A)	566	1,404
Clovis Oncology, Inc. (A)(B)	1,468	9,336
Cohbar, Inc. (A)	665	758
Coherus Biosciences, Inc. (A)	1,434	23,259
Concert Pharmaceuticals, Inc. (A)	641	5,666
Constellation Pharmaceuticals, Inc. (A)	841	26,433
Cortexyme, Inc. (A)	576	26,271
Corvus Pharmaceuticals, Inc. (A)	464	979
Crinetics Pharmaceuticals, Inc. (A)	559	8,217
CTI BioPharma Corp. (A)	785	722
Cue Biopharma, Inc. (A)	571	8,102
Curis, Inc. (A)	294	207
Cyclerion Therapeutics, Inc. (A)	497	1,317
Cytokinetics, Inc. (A)	1,346	15,869
CytomX Therapeutics, Inc. (A)	1,018	7,808
CytRx Corp. (A)	148	56
Deciphera Pharmaceuticals, Inc. (A)	1,040	42,817
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Denali Therapeutics, Inc. (A)	2,072	$36,281
Dicerna Pharmaceuticals, Inc. (A)	1,487	27,316
Dynavax Technologies Corp. (A)	1,633	5,764
Eagle Pharmaceuticals, Inc. (A)	282	12,972
Editas Medicine, Inc. (A)	1,129	22,388
Eidos Therapeutics, Inc. (A)	805	39,437
Eiger BioPharmaceuticals, Inc. (A)	622	4,230
Emergent BioSolutions, Inc. (A)	1,092	63,183
Enanta Pharmaceuticals, Inc. (A)	427	21,961
Entasis Therapeutics Holdings, Inc. (A)	95	242
Epizyme, Inc. (A)	1,858	28,818
Equillium, Inc. (A)	266	721
Esperion Therapeutics, Inc. (A)	591	18,634
Evelo Biosciences, Inc. (A)	556	2,088
Exact Sciences Corp. (A)	3,078	178,524
Exelixis, Inc. (A)	6,393	110,087
Fate Therapeutics, Inc. (A)	1,591	35,336
Fennec Pharmaceuticals, Inc. (A)	150	891
FibroGen, Inc. (A)	1,854	64,427
Five Prime Therapeutics, Inc. (A)	639	1,451
Flexion Therapeutics, Inc. (A)	867	6,823
Fortress Biotech, Inc. (A)	1,317	2,489
Forty Seven, Inc. (A)	1,016	96,947
Frequency Therapeutics, Inc. (A)	594	10,579
G1 Therapeutics, Inc. (A)	777	8,563
Galectin Therapeutics, Inc. (A)	1,661	3,256
Galera Therapeutics, Inc. (A)	444	4,218
Genocea Biosciences, Inc. (A)	368	633
Genprex, Inc. (A)	538	1,302
Geron Corp. (A)	4,452	5,298
Gilead Sciences, Inc.	26,387	1,972,692
Global Blood Therapeutics, Inc. (A)	1,269	64,833
GlycoMimetics, Inc. (A)	901	2,054
Gossamer Bio, Inc. (A)	1,462	14,839
Gritstone Oncology, Inc. (A)	653	3,800
Halozyme Therapeutics, Inc. (A)	3,113	56,003
Harpoon Therapeutics, Inc. (A)	583	6,751
Homology Medicines, Inc. (A)	999	15,524
Hookipa Pharma, Inc. (A)	641	5,288
Ideaya Biosciences, Inc. (A)	355	1,463
Idera Pharmaceuticals, Inc. (A)	248	327
IGM Biosciences, Inc. (A)	619	34,757
Immunic, Inc. (A)	166	991
ImmunoGen, Inc. (A)	3,467	11,822
Immunomedics, Inc. (A)	4,350	58,638
Incyte Corp. (A)	4,501	329,608
Infinity Pharmaceuticals, Inc. (A)	876	734
Inmune Bio, Inc. (A)	113	372
Inovio Pharmaceuticals, Inc. (A)(B)	2,493	18,548
Insmed, Inc. (A)	1,902	30,489
Intellia Therapeutics, Inc. (A)(B)	993	12,144
Intercept Pharmaceuticals, Inc. (A)	693	43,631
Invitae Corp. (A)(B)	2,091	28,584
Ionis Pharmaceuticals, Inc. (A)	2,950	139,476
Ironwood Pharmaceuticals, Inc. (A)	3,357	33,872
IsoRay, Inc. (A)	503	267
IVERIC bio, Inc. (A)	929	3,196
Jounce Therapeutics, Inc. (A)	886	4,209
Kadmon Holdings, Inc. (A)	3,142	13,165
KalVista Pharmaceuticals, Inc. (A)	368	2,815
Karuna Therapeutics, Inc. (A)	535	38,520
Kezar Life Sciences, Inc. (A)	677	2,952
Kindred Biosciences, Inc. (A)	928	3,712
Kiniksa Pharmaceuticals, Ltd., Class A (A)	1,104	17,090

269

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Kodiak Sciences, Inc. (A)	899	$42,882
Krystal Biotech, Inc. (A)	389	16,820
Kura Oncology, Inc. (A)	1,043	10,378
Leap Therapeutics, Inc. (A)	353	558
Lexicon Pharmaceuticals, Inc. (A)	2,562	4,996
Ligand Pharmaceuticals, Inc. (A)(B)	376	27,343
Lineage Cell Therapeutics, Inc. (A)	2,770	2,294
LogicBio Therapeutics, Inc. (A)	598	2,954
Lumos Pharma, Inc. (A)	28	238
MacroGenics, Inc. (A)	1,031	6,000
Madrigal Pharmaceuticals, Inc. (A)	332	22,164
Magenta Therapeutics, Inc. (A)	934	5,866
MannKind Corp. (A)	3,858	3,974
Marker Therapeutics, Inc. (A)	741	1,408
Matinas BioPharma Holdings, Inc. (A)	3,715	2,230
MediciNova, Inc. (A)(B)	1,166	4,338
MEI Pharma, Inc. (A)	2,438	3,925
MeiraGTx Holdings PLC (A)	698	9,381
Mersana Therapeutics, Inc. (A)	965	5,626
Millendo Therapeutics, Inc. (A)	320	1,690
Minerva Neurosciences, Inc. (A)	988	5,948
Miragen Therapeutics, Inc. (A)	586	261
Mirum Pharmaceuticals, Inc. (A)	498	6,972
Moderna, Inc. (A)(B)	6,993	209,440
Molecular Templates, Inc. (A)	878	11,669
Moleculin Biotech, Inc. (A)	231	141
Momenta Pharmaceuticals, Inc. (A)	2,318	63,050
Monopar Therapeutics, Inc. (A)	140	1,035
Morphic Holding, Inc. (A)	695	10,203
Mustang Bio, Inc. (A)	665	1,782
Myriad Genetics, Inc. (A)	1,593	22,796
NantKwest, Inc. (A)	1,977	5,694
Natera, Inc. (A)	1,602	47,836
Neon Therapeutics, Inc. (A)	388	1,024
NeuroBo Pharmaceuticals, Inc. (A)	306	3,920
Neurocrine Biosciences, Inc. (A)	1,931	167,128
NextCure, Inc. (A)	542	20,092
Northwest Biotherapeutics, Inc. (A)	8,283	1,325
Novavax, Inc. (A)	637	8,650
Ocugen, Inc. (A)	515	145
Omthera Pharmaceuticals, Inc. (A)(C)	598	368
Omthera Pharmaceuticals, Inc. (A)(C)	498	137
Oncocyte Corp. (A)	1,050	2,573
OncoMed Pharmaceuticals, Inc. (A)(C)	498	5
Oncternal Therapeutics, Inc. (A)(C)	38	78
Oncternal Therapeutics, Inc. (A)	198	580
OPKO Health, Inc. (A)(B)	13,787	18,475
Oragenics, Inc. (A)	258	150
Organogenesis Holdings, Inc. (A)	2,172	7,016
Orgenesis, Inc. (A)	226	859
Outlook Therapeutics, Inc. (A)	95	57
Ovid therapeutics, Inc. (A)	844	2,515
Oyster Point Pharma, Inc. (A)	431	15,085
Palatin Technologies, Inc. (A)	2,895	1,226
PDL BioPharma, Inc. (A)	1,734	4,890
Pfenex, Inc. (A)	763	6,730
PhaseBio Pharmaceuticals, Inc. (A)	533	1,764
Pieris Pharmaceuticals, Inc. (A)	1,471	3,354
PolarityTE, Inc. (A)	541	584
Portola Pharmaceuticals, Inc. (A)	1,588	11,322
Precigen, Inc. (A)(B)	3,241	11,019
Precision BioSciences, Inc. (A)	1,182	7,127
Prevail Therapeutics, Inc. (A)	788	9,606
Principia Biopharma, Inc. (A)	662	39,310
Progenics Pharmaceuticals, Inc. (A)	1,955	7,429
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Protagonist Therapeutics, Inc. (A)	497	$3,509
Protalix BioTherapeutics, Inc. (A)	191	449
Proteostasis Therapeutics, Inc. (A)	818	933
PTC Therapeutics, Inc. (A)	1,304	58,171
Puma Biotechnology, Inc. (A)	890	7,512
Ra Pharmaceuticals, Inc. (A)	989	47,482
RAPT Therapeutics, Inc. (A)	483	10,273
Regeneron Pharmaceuticals, Inc. (A)	2,291	1,118,672
REGENXBIO, Inc. (A)	794	25,710
Replimune Group, Inc. (A)	661	6,590
Retrophin, Inc. (A)	1,004	14,648
Rhythm Pharmaceuticals, Inc. (A)	820	12,480
Rigel Pharmaceuticals, Inc. (A)	3,503	5,465
Rocket Pharmaceuticals, Inc. (A)	1,021	14,243
Rubius Therapeutics, Inc. (A)	1,799	8,006
Sage Therapeutics, Inc. (A)	1,099	31,563
Sangamo Therapeutics, Inc. (A)	2,664	16,970
Sarepta Therapeutics, Inc. (A)	1,560	152,599
Savara, Inc. (A)	756	1,603
Scholar Rock Holding Corp. (A)	577	6,987
Seattle Genetics, Inc. (A)	3,582	413,291
Selecta Biosciences, Inc. (A)	1,693	4,080
Seres Therapeutics, Inc. (A)	1,320	4,712
Sesen Bio, Inc. (A)	3,446	1,932
Sierra Oncology, Inc. (A)	189	1,852
Soleno Therapeutics, Inc. (A)	791	1,883
Solid Biosciences, Inc. (A)	867	2,072
Sophiris Bio, Inc. (A)	341	92
Spectrum Pharmaceuticals, Inc. (A)	2,679	6,242
Spero Therapeutics, Inc. (A)	578	4,670
SpringWorks Therapeutics, Inc. (A)	861	23,247
Stemline Therapeutics, Inc. (A)	1,279	6,190
Stoke Therapeutics, Inc. (A)	722	16,534
Sunesis Pharmaceuticals, Inc. (A)	1,989	825
Surface Oncology, Inc. (A)	500	935
Sutro Biopharma, Inc. (A)	635	6,477
Syndax Pharmaceuticals, Inc. (A)	629	6,900
Synergy Pharmaceuticals, Inc. (A)(C)	6,230	18
Synlogic, Inc. (A)	542	932
Syros Pharmaceuticals, Inc. (A)	797	4,726
T2 Biosystems, Inc. (A)	330	214
TCR2 Therapeutics, Inc. (A)	593	4,590
Tocagen, Inc. (A)	299	365
Translate Bio, Inc. (A)	1,155	11,515
Trevena, Inc. (A)	1,341	760
Turning Point Therapeutics, Inc. (A)	737	32,914
Twist Bioscience Corp. (A)	774	23,669
Tyme Technologies, Inc. (A)	1,883	2,071
Ultragenyx Pharmaceutical, Inc. (A)(B)	1,226	54,471
United Therapeutics Corp. (A)	924	87,618
UNITY Biotechnology, Inc. (A)	783	4,541
UroGen Pharma, Ltd. (A)	495	8,831
Vaccinex, Inc. (A)	242	968
Vanda Pharmaceuticals, Inc. (A)	1,222	12,660
Vaxart, Inc. (A)	696	1,232
Veracyte, Inc. (A)	1,069	25,987
Verastem, Inc. (A)(B)	1,390	3,670
Vericel Corp. (A)	881	8,079
Vertex Pharmaceuticals, Inc. (A)	5,366	1,276,840
Viela Bio, Inc. (A)(B)	1,042	39,596
Viking Therapeutics, Inc. (A)	1,686	7,890
Vir Biotechnology, Inc. (A)(B)	2,250	77,108
Voyager Therapeutics, Inc. (A)	743	6,798
vTv Therapeutics, Inc., Class A (A)(B)	1,048	2,002
X4 Pharmaceuticals, Inc. (A)	308	3,080

270

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
XBiotech, Inc. (A)	761	$8,082
Xencor, Inc. (A)	1,222	36,513
XOMA Corp. (A)	228	4,640
Y-mAbs Therapeutics, Inc. (A)	853	22,263
Zafgen, Inc. (A)	289	223
ZIOPHARM Oncology, Inc. (A)(B)	4,026	9,864
		17,034,762
Health care equipment and supplies – 3.0%
Abbott Laboratories	36,865	2,909,017
ABIOMED, Inc. (A)	945	137,176
Accuray, Inc. (A)	2,263	4,300
Align Technology, Inc. (A)	1,646	286,322
Alphatec Holdings, Inc. (A)	1,472	5,078
AngioDynamics, Inc. (A)	928	9,679
Antares Pharma, Inc. (A)	3,736	8,817
Apollo Endosurgery, Inc. (A)	37	71
Apyx Medical Corp. (A)	890	3,195
AtriCure, Inc. (A)	858	28,820
Atrion Corp.	39	25,350
Avanos Medical, Inc. (A)	1,021	27,496
Axogen, Inc. (A)	892	9,277
Axonics Modulation Technologies, Inc. (A)	663	16,847
Baxter International, Inc.	10,647	864,430
Becton, Dickinson and Company	5,635	1,294,754
BioLife Solutions, Inc. (A)	435	4,133
Boston Scientific Corp. (A)	29,075	948,717
Cantel Medical Corp.	896	32,166
Cardiovascular Systems, Inc. (A)	748	26,337
Cerus Corp. (A)	3,177	14,773
Chembio Diagnostics, Inc. (A)	117	599
Co-Diagnostics, Inc. (A)(B)	371	2,827
Conformis, Inc. (A)	2,110	1,329
CONMED Corp.	596	34,133
CryoLife, Inc. (A)	840	14,213
CryoPort, Inc. (A)	806	13,758
Cutera, Inc. (A)	347	4,532
CytoSorbents Corp. (A)	847	6,547
Danaher Corp.	14,471	2,002,931
Dare Bioscience, Inc. (A)	111	94
Dentsply Sirona, Inc.	4,653	180,676
DexCom, Inc. (A)	1,909	514,036
Edwards Lifesciences Corp. (A)	4,348	820,120
Ekso Bionics Holdings, Inc. (A)	51	144
ElectroCore, Inc. (A)	177	168
Electromed, Inc. (A)	69	776
Envista Holdings Corp. (A)	3,026	45,208
Establishment Labs Holdings, Inc. (A)	483	6,979
FONAR Corp. (A)	224	3,275
GenMark Diagnostics, Inc. (A)	1,560	6,427
Glaukos Corp. (A)	914	28,206
Globus Medical, Inc., Class A (A)	2,085	88,675
Haemonetics Corp. (A)	1,063	105,939
Heska Corp. (A)	175	9,678
Hill-Rom Holdings, Inc.	1,394	140,236
Hologic, Inc. (A)	5,610	196,911
ICU Medical, Inc. (A)	434	87,568
IDEXX Laboratories, Inc. (A)	1,789	433,367
Inogen, Inc. (A)	473	24,435
Insulet Corp. (A)	1,291	213,893
Integer Holdings Corp. (A)	687	43,185
Integra LifeSciences Holdings Corp. (A)	1,805	80,629
IntriCon Corp. (A)	23	271
Intuitive Surgical, Inc. (A)	2,410	1,193,456
Invacare Corp.	844	6,271
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
iRadimed Corp. (A)	275	$5,871
iRhythm Technologies, Inc. (A)	563	45,800
IRIDEX Corp. (A)	87	140
Lantheus Holdings, Inc. (A)	866	11,050
LeMaitre Vascular, Inc.	475	11,837
Masimo Corp. (A)	1,115	197,489
Meridian Bioscience, Inc. (A)	1,112	9,341
Merit Medical Systems, Inc. (A)	1,168	36,500
Mesa Laboratories, Inc.	96	21,705
Microbot Medical, Inc. (A)	54	300
Misonix, Inc. (A)	328	3,090
Motus GI Holdings, Inc. (A)	239	161
Natus Medical, Inc. (A)	710	16,422
Neogen Corp. (A)	1,108	74,225
Neuronetics, Inc. (A)	136	257
Nevro Corp. (A)	651	65,087
NuVasive, Inc. (A)	1,095	55,473
OraSure Technologies, Inc. (A)	1,505	16,194
Orthofix Medical, Inc. (A)	439	12,296
OrthoPediatrics Corp. (A)	364	14,429
PAVmed, Inc. (A)	411	814
Penumbra, Inc. (A)	731	117,932
Pulse Biosciences, Inc. (A)(B)	385	2,757
Quidel Corp. (A)	883	86,366
RA Medical Systems, Inc. (A)	53	58
ResMed, Inc.	2,997	441,428
Rockwell Medical, Inc. (A)	1,097	2,249
RTI Surgical Holdings, Inc. (A)	1,366	2,336
SeaSpine Holdings Corp. (A)	591	4,828
Second Sight Medical Products, Inc. (A)	151	150
Senseonics Holdings, Inc. (A)(B)	3,713	2,352
Shockwave Medical, Inc. (A)	654	21,700
SI-BONE, Inc. (A)	650	7,768
Sientra, Inc. (A)	851	1,693
Silk Road Medical, Inc. (A)	667	20,997
SmileDirectClub, Inc. (A)(B)	7,849	36,655
Soliton, Inc. (A)(B)	459	3,718
STAAR Surgical Company (A)	955	30,808
Stereotaxis, Inc. (A)	1,627	4,914
Stryker Corp.	7,803	1,299,121
Surmodics, Inc. (A)	315	10,496
Tactile Systems Technology, Inc. (A)	415	16,666
Tandem Diabetes Care, Inc. (A)	1,236	79,537
Tela Bio, Inc. (A)	142	1,110
Teleflex, Inc.	965	282,610
The Cooper Companies, Inc.	1,033	284,767
TransEnterix, Inc. (A)	230	81
TransMedics Group, Inc. (A)	477	5,762
Utah Medical Products, Inc.	94	8,841
Vapotherm, Inc. (A)	424	7,984
Varex Imaging Corp. (A)	786	17,850
Varian Medical Systems, Inc. (A)	1,897	194,746
Venus Concept, Inc. (A)	559	1,984
Vermillion, Inc. (A)	1,357	1,130
West Pharmaceutical Services, Inc.	1,544	235,074
Zimmer Biomet Holdings, Inc.	4,291	433,734
		17,236,930
Health care providers and services – 2.6%
Acadia Healthcare Company, Inc. (A)	1,902	34,902
Aceto Corp. (A)(C)	853	0
Addus HomeCare Corp. (A)	312	21,091
Amedisys, Inc. (A)	684	125,541
American Renal Associates Holdings, Inc. (A)	895	5,916
AmerisourceBergen Corp.	4,293	379,931

271

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
AMN Healthcare Services, Inc. (A)	979	$56,596
Anthem, Inc.	5,292	1,201,496
Apollo Medical Holdings, Inc. (A)	645	8,333
BioTelemetry, Inc. (A)	716	27,573
Brookdale Senior Living, Inc. (A)	4,129	12,882
Capital Senior Living Corp. (A)	410	238
Cardinal Health, Inc.	6,108	292,818
Catasys, Inc. (A)	418	6,366
Centene Corp. (A)	12,194	724,446
Chemed Corp.	338	146,422
Cigna Corp.	7,788	1,379,878
Community Health Systems, Inc. (A)(B)	2,677	8,941
CorVel Corp. (A)	411	22,404
Covetrus, Inc. (A)	2,407	19,593
Cross Country Healthcare, Inc. (A)	923	6,221
CVS Health Corp.	27,117	1,608,852
DaVita, Inc. (A)	2,696	205,058
Encompass Health Corp.	2,097	134,271
Enzo Biochem, Inc. (A)	1,266	3,203
Exagen, Inc. (A)	164	2,614
Five Star Senior Living, Inc. (A)	577	1,604
Fulgent Genetics, Inc. (A)	357	3,841
Genesis Healthcare, Inc. (A)	3,004	2,531
Guardant Health, Inc. (A)	1,967	136,903
Hanger, Inc. (A)	826	12,869
HCA Healthcare, Inc.	7,080	636,138
HealthEquity, Inc. (A)	1,482	74,974
Henry Schein, Inc. (A)	3,062	154,692
Humana, Inc.	2,764	867,951
InfuSystem Holdings, Inc. (A)	171	1,452
Interpace Biosciences, Inc. (A)	73	377
Laboratory Corp. of America Holdings (A)	2,032	256,824
LHC Group, Inc. (A)	671	94,074
Magellan Health, Inc. (A)	528	25,402
McKesson Corp.	3,757	508,172
MedCath Corp. (A)(C)	613	307
MEDNAX, Inc. (A)	1,742	20,277
Molina Healthcare, Inc. (A)	1,318	184,138
National HealthCare Corp.	341	24,460
National Research Corp.	530	24,104
Option Care Health, Inc. (A)	3,590	33,997
Owens & Minor, Inc.	1,464	13,396
Patterson Companies, Inc.	2,037	31,146
PetIQ, Inc. (A)	575	13,357
Premier, Inc., Class A (A)	2,552	83,501
Progyny, Inc. (A)(B)	1,674	35,472
Quest Diagnostics, Inc.	2,829	227,169
Quorum Health Corp. (A)	379	171
R1 RCM, Inc. (A)	2,386	21,689
RadNet, Inc. (A)	1,162	12,213
Select Medical Holdings Corp. (A)	2,879	43,185
Surgery Partners, Inc. (A)	1,125	7,346
Tenet Healthcare Corp. (A)	2,202	31,709
The Ensign Group, Inc.	1,158	43,552
The Joint Corp. (A)	360	3,906
The Pennant Group, Inc. (A)	613	8,680
The Providence Service Corp. (A)	241	13,226
Tivity Health, Inc. (A)	1,068	6,718
UnitedHealth Group, Inc.	19,753	4,926,003
Universal Health Services, Inc., Class B	1,840	182,307
US Physical Therapy, Inc.	281	19,389
		15,224,808
Health care technology – 0.3%
Allscripts Healthcare Solutions, Inc. (A)	3,473	24,450
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care technology (continued)
Castlight Health, Inc., B Shares (A)	3,656	$2,644
Cerner Corp.	6,543	412,144
Change Healthcare, Inc. (A)	2,632	26,294
Computer Programs & Systems, Inc.	332	7,387
Evolent Health, Inc., Class A (A)	1,837	9,975
Health Catalyst, Inc. (A)	658	17,207
HealthStream, Inc. (A)	730	17,484
HMS Holdings Corp. (A)	1,882	47,558
HTG Molecular Diagnostics, Inc. (A)	439	143
Icad, Inc. (A)	189	1,387
Inovalon Holdings, Inc., Class A (A)(B)	3,280	54,645
Inspire Medical Systems, Inc. (A)	513	30,924
Livongo Health, Inc. (A)(B)	1,877	53,551
MTBC, Inc. (A)	38	209
NantHealth, Inc. (A)	2,869	4,562
NextGen Healthcare, Inc. (A)	1,375	14,355
Omnicell, Inc. (A)	878	57,579
Phreesia, Inc. (A)	625	13,144
Simulations Plus, Inc.	395	13,793
Tabula Rasa HealthCare, Inc. (A)	474	24,785
Teladoc Health, Inc. (A)(B)	1,519	235,460
Veeva Systems, Inc., Class A (A)	3,085	482,401
Vocera Communications, Inc. (A)	698	14,826
		1,566,907
Life sciences tools and services – 1.1%
10X Genomics, Inc., Class A (A)(B)	2,009	125,201
Accelerate Diagnostics, Inc. (A)(B)	1,138	9,480
Adaptive Biotechnologies Corp. (A)(B)	2,619	72,756
Agilent Technologies, Inc.	6,459	462,594
Avantor, Inc. (A)	11,929	148,993
Bio-Rad Laboratories, Inc., Class A (A)	625	219,100
Bio-Techne Corp.	797	151,127
Bruker Corp.	3,230	115,828
Champions Oncology, Inc. (A)	117	866
Charles River Laboratories International, Inc. (A)	1,022	128,987
Codexis, Inc. (A)	1,349	15,055
Fluidigm Corp. (A)	1,624	4,125
Harvard Bioscience, Inc. (A)	117	259
Illumina, Inc. (A)	3,065	837,113
IQVIA Holdings, Inc. (A)	4,049	436,725
Luminex Corp.	874	24,061
Medpace Holdings, Inc. (A)	761	55,842
Mettler-Toledo International, Inc. (A)	508	350,779
NanoString Technologies, Inc. (A)	769	18,494
NeoGenomics, Inc. (A)	2,242	61,902
Pacific Biosciences of California, Inc. (A)	3,229	9,881
PerkinElmer, Inc.	2,318	174,499
Personalis, Inc. (A)	696	5,617
PRA Health Sciences, Inc. (A)	1,329	110,360
Quanterix Corp. (A)	534	9,810
Repligen Corp. (A)	1,100	106,194
Syneos Health, Inc. (A)	2,189	86,290
Thermo Fisher Scientific, Inc.	8,354	2,369,194
Waters Corp. (A)	1,344	244,675
		6,355,807
Pharmaceuticals – 4.2%
AcelRx Pharmaceuticals, Inc. (A)	2,585	3,050
Acer Therapeutics, Inc. (A)	96	191
Aclaris Therapeutics, Inc. (A)	517	538
Adamis Pharmaceuticals Corp. (A)	433	155
Aerie Pharmaceuticals, Inc. (A)	991	13,379
Agile Therapeutics, Inc. (A)	1,600	2,976
Akorn, Inc. (A)	2,371	1,331

272

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Alexza Pharmaceuticals, Inc. (A)(C)	2,067	$72
Alimera Sciences, Inc. (A)	27	104
Allergan PLC	6,850	1,213,135
Amneal Pharmaceuticals, Inc. (A)	6,203	21,586
Amphastar Pharmaceuticals, Inc. (A)	1,078	15,998
Ampio Pharmaceuticals, Inc. (A)	2,637	1,094
ANI Pharmaceuticals, Inc. (A)	272	11,081
Aquestive Therapeutics, Inc. (A)	866	1,897
Arvinas, Inc. (A)	815	32,845
Assertio Therapeutics, Inc. (A)	1,244	809
Avenue Therapeutics, Inc. (A)	250	2,235
Axsome Therapeutics, Inc. (A)	727	42,769
Baudax Bio, Inc. (A)	268	665
BioDelivery Sciences International, Inc. (A)	2,072	7,853
Bristol-Myers Squibb Company	48,873	2,724,181
Cara Therapeutics, Inc. (A)	906	11,968
Cassava Sciences, Inc. (A)	283	1,163
Catalent, Inc. (A)	3,070	159,487
cbdMD, Inc. (A)	329	306
Cerecor, Inc. (A)	1,421	3,524
Chiasma, Inc. (A)	883	3,223
Clearside Biomedical, Inc. (A)	736	1,251
CNS Pharmaceuticals, Inc. (A)	142	298
Cocrystal Pharma, Inc. (A)	578	410
Collegium Pharmaceutical, Inc. (A)	742	12,117
Corcept Therapeutics, Inc. (A)	2,419	28,762
Corium International, Inc. (A)(C)	1,009	182
Dova Pharmaceuticals, Inc. (A)(C)	702	379
Durect Corp. (A)	4,211	6,527
Elanco Animal Health, Inc. (A)	7,805	174,754
Elanco Animal Health, Inc. (A)(C)	1,239	0
Eli Lilly & Company	20,017	2,776,758
Eloxx Pharmaceuticals, Inc. (A)	776	1,521
Endo International PLC (A)	4,819	17,830
Eton Pharmaceuticals, Inc. (A)	108	443
Evofem Biosciences, Inc. (A)	1,180	6,278
Evoke Pharma, Inc. (A)	132	153
Evolus, Inc. (A)	639	2,652
EyeGate Pharmaceuticals, Inc. (A)	50	260
Eyenovia, Inc. (A)	204	469
Fulcrum Therapeutics, Inc. (A)	449	5,361
Harrow Health, Inc. (A)	642	2,452
Horizon Therapeutics PLC (A)	3,931	116,436
Hoth Therapeutics, Inc. (A)	97	297
Innoviva, Inc. (A)	2,164	25,449
Intersect ENT, Inc. (A)	718	8,508
Johnson & Johnson	54,848	7,192,218
Kala Pharmaceuticals, Inc. (A)(B)	663	5,828
Kaleido Biosciences, Inc. (A)	768	4,723
Lannett Company, Inc. (A)	920	6,394
Liquidia Technologies, Inc. (A)	518	2,440
Marinus Pharmaceuticals, Inc. (A)	1,618	3,285
Menlo Therapeutics, Inc. (A)	438	1,174
Merck & Company, Inc.	53,082	4,084,129
MyoKardia, Inc. (A)	980	45,942
Nektar Therapeutics (A)	3,720	66,402
Neos Therapeutics, Inc. (A)	642	482
NGM Biopharmaceuticals, Inc. (A)	1,448	17,854
Ocular Therapeutix, Inc. (A)(B)	1,256	6,217
Odonate Therapeutics, Inc. (A)	680	18,775
Omeros Corp. (A)(B)	1,206	16,124
Onconova Therapeutics, Inc. (A)	2,289	694
Opiant Pharmaceuticals, Inc. (A)	15	144
Optinose, Inc. (A)	957	4,297
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Oramed Pharmaceuticals, Inc. (A)	149	$453
Osmotica Pharmaceuticals PLC (A)	1,116	3,549
Otonomy, Inc. (A)	1,027	2,023
Pacira BioSciences, Inc. (A)	888	29,775
Paratek Pharmaceuticals, Inc. (A)	561	1,767
Pfizer, Inc.	115,382	3,766,068
Phathom Pharmaceuticals, Inc. (A)	484	12,497
Phibro Animal Health Corp., Class A	851	20,569
PLx Pharma, Inc. (A)	113	254
Prestige Consumer Healthcare, Inc. (A)	1,076	39,468
Provention Bio, Inc. (A)	951	8,749
Pulmatrix, Inc. (A)	145	146
Reata Pharmaceuticals, Inc., Class A (A)	634	91,512
Recro Pharma, Inc. (A)	531	4,338
resTORbio, Inc. (A)	531	547
Revance Therapeutics, Inc. (A)	1,026	15,185
Satsuma Pharmaceuticals, Inc. (A)	335	7,209
scPharmaceuticals, Inc. (A)	325	2,405
SCYNEXIS, Inc. (A)	1,304	1,018
Seelos Therapeutics, Inc. (A)	443	217
SIGA Technologies, Inc. (A)	1,954	9,340
Strongbridge Biopharma PLC (A)	966	1,826
Supernus Pharmaceuticals, Inc. (A)	1,139	20,491
TFF Pharmaceuticals, Inc. (A)	107	411
TherapeuticsMD, Inc. (A)(B)	5,607	5,943
Tilray, Inc., Class 2 (A)(B)	2,131	14,661
Tobira Therapeutics, Inc. (A)(C)	609	8,550
Tricida, Inc. (A)	1,068	23,496
Urovant Sciences, Ltd. (A)	750	6,915
Verrica Pharmaceuticals, Inc. (A)	659	7,203
VIVUS, Inc. (A)	50	180
Xeris Pharmaceuticals, Inc. (A)	839	1,636
Zoetis, Inc.	9,934	1,169,132
Zogenix, Inc. (A)	961	23,766
Zomedica Pharmaceuticals Corp. (A)	638	121
Zynerba Pharmaceuticals, Inc. (A)(B)	581	2,225
		24,247,929
		81,667,143
Industrials – 8.5%
Aerospace and defense – 1.9%
AAR Corp.	757	13,444
Aerojet Rocketdyne Holdings, Inc. (A)	1,656	69,270
AeroVironment, Inc. (A)	512	31,212
Applied Energetics, Inc. (A)	2,078	519
Arconic, Inc.	9,105	146,226
Astronics Corp. (A)	623	5,719
Axon Enterprise, Inc. (A)	1,246	88,179
BWX Technologies, Inc.	2,006	97,712
Cubic Corp.	661	27,306
Curtiss-Wright Corp.	892	82,430
Ducommun, Inc. (A)	268	6,660
General Dynamics Corp.	6,029	797,697
HEICO Corp., Class A	2,801	178,984
Hexcel Corp.	1,762	65,529
Huntington Ingalls Industries, Inc.	853	155,425
Innovative Solutions & Support, Inc. (A)	23	73
Kratos Defense & Security Solutions, Inc. (A)	2,288	31,666
L3Harris Technologies, Inc.	4,608	829,993
Lockheed Martin Corp.	5,878	1,992,348
Maxar Technologies, Inc.	1,313	14,023
Mercury Systems, Inc. (A)	1,164	83,040
Moog, Inc., Class A	733	37,038
National Presto Industries, Inc.	169	11,967
Northrop Grumman Corp.	3,512	1,062,556

273

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Park Aerospace Corp.	561	$7,069
Parsons Corp. (A)	2,091	66,828
Raytheon Company	5,802	760,932
Spirit AeroSystems Holdings, Inc., Class A	2,171	51,952
Teledyne Technologies, Inc. (A)	761	226,222
Textron, Inc.	4,772	127,269
The Boeing Company	11,733	1,749,860
TransDigm Group, Inc.	1,116	357,332
Triumph Group, Inc.	1,030	6,963
United Technologies Corp.	17,979	1,695,959
Vectrus, Inc. (A)	262	10,849
		10,890,251
Air freight and logistics – 0.5%
Air Transport Services Group, Inc. (A)	1,293	23,636
Atlas Air Worldwide Holdings, Inc. (A)	480	12,322
C.H. Robinson Worldwide, Inc.	2,831	187,412
Echo Global Logistics, Inc. (A)	631	10,777
Expeditors International of Washington, Inc.	3,392	226,314
FedEx Corp.	5,449	660,746
Forward Air Corp.	636	32,213
Hub Group, Inc., Class A (A)	749	34,057
United Parcel Service, Inc., Class B	17,894	1,671,657
XPO Logistics, Inc. (A)	1,938	94,478
		2,953,612
Airlines – 0.2%
Alaska Air Group, Inc. (B)	2,510	71,460
Allegiant Travel Company	324	26,503
American Airlines Group, Inc.	9,162	111,685
Delta Air Lines, Inc.	13,497	385,069
Hawaiian Holdings, Inc.	993	10,367
JetBlue Airways Corp. (A)	6,077	54,389
Mesa Air Group, Inc. (A)	734	2,415
SkyWest, Inc.	1,002	26,242
Southwest Airlines Company	10,995	391,532
Spirit Airlines, Inc. (A)	1,446	18,639
United Airlines Holdings, Inc. (A)	5,285	166,742
		1,265,043
Building products – 0.3%
AAON, Inc.	1,098	53,055
Advanced Drainage Systems, Inc.	1,309	38,537
American Woodmark Corp. (A)	361	16,451
AO Smith Corp.	3,408	128,856
Apogee Enterprises, Inc.	604	12,575
Armstrong Flooring, Inc. (A)	34	49
Armstrong World Industries, Inc.	1,009	80,135
Builders FirstSource, Inc. (A)	2,442	29,866
Cornerstone Building Brands, Inc. (A)	2,840	12,950
CSW Industrials, Inc.	335	21,725
Fortune Brands Home & Security, Inc.	2,903	125,555
Gibraltar Industries, Inc. (A)	685	29,400
Griffon Corp.	1,054	13,333
Insteel Industries, Inc.	463	6,135
JELD-WEN Holding, Inc. (A)	2,148	20,900
Johnson Controls International PLC	19,266	519,411
Lennox International, Inc.	798	145,068
Masco Corp.	5,915	204,482
Owens Corning	2,266	87,943
Patrick Industries, Inc.	506	14,249
PGT Innovations, Inc. (A)	1,295	10,865
Quanex Building Products Corp.	554	5,584
Resideo Technologies, Inc. (A)	2,645	12,802
Simpson Manufacturing Company, Inc.	929	57,579
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building products (continued)
Trex Company, Inc. (A)	1,222	$97,931
Universal Forest Products, Inc.	1,297	48,235
		1,793,671
Commercial services and supplies – 0.6%
ABM Industries, Inc.	1,396	34,007
ACCO Brands Corp.	2,109	10,650
ADT, Inc. (B)	15,587	67,336
Advanced Disposal Services, Inc. (A)	1,905	62,484
Aqua Metals, Inc. (A)	338	152
Brady Corp., Class A	1,122	50,636
BrightView Holdings, Inc. (A)	2,250	24,885
Casella Waste Systems, Inc., Class A (A)	1,031	40,271
CECO Environmental Corp. (A)	931	4,348
Charah Solutions, Inc. (A)	158	270
Cintas Corp.	2,141	370,864
Civeo Corp. (A)	3,042	1,253
Clean Harbors, Inc. (A)	1,183	60,735
Copart, Inc. (A)	4,818	330,129
Covanta Holding Corp.	2,894	24,744
Deluxe Corp.	899	23,311
Ennis, Inc.	594	11,155
Harsco Corp. (A)	1,720	11,988
Healthcare Services Group, Inc.	1,587	37,945
Heritage-Crystal Clean, Inc. (A)	532	8,640
Herman Miller, Inc.	1,134	25,175
HNI Corp.	909	22,898
Hudson Technologies, Inc. (A)	121	83
IAA, Inc. (A)	2,793	83,678
Interface, Inc.	1,246	9,420
KAR Auction Services, Inc.	2,713	32,556
Kimball International, Inc., Class B	828	9,861
Knoll, Inc.	1,051	10,846
Matthews International Corp., Class A	695	16,812
McGrath RentCorp	513	26,871
Mobile Mini, Inc.	943	24,735
MSA Safety, Inc.	810	81,972
NL Industries, Inc.	1,371	4,086
Odyssey Marine Exploration, Inc. (A)	70	235
Perma-Fix Environmental Services (A)	49	255
PICO Holdings, Inc. (A)	659	5,127
Pitney Bowes, Inc.	3,630	7,405
Quad/Graphics, Inc.	1,350	3,402
Republic Services, Inc.	6,655	499,524
Rollins, Inc.	6,834	246,981
RR Donnelley & Sons Company	1,850	1,773
SP Plus Corp. (A)	517	10,728
Steelcase, Inc., Class A	2,479	24,468
Stericycle, Inc. (A)	1,924	93,468
Swisher Hygiene, Inc. (A)(C)	450	0
Team, Inc. (A)	728	4,732
Tetra Tech, Inc.	1,153	81,425
The Brink's Company	1,052	54,757
UniFirst Corp.	395	59,681
US Ecology, Inc.	492	14,957
Viad Corp.	446	9,469
VSE Corp.	270	4,425
Waste Management, Inc.	8,848	818,971
		3,466,579
Construction and engineering – 0.1%
AECOM (A)	3,302	98,565
Aegion Corp. (A)	753	13,501
Ameresco, Inc., Class A (A)	1,046	17,813
Arcosa, Inc.	1,015	40,336
Argan, Inc.	361	12,480
Comfort Systems USA, Inc.	770	28,144

274

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
Construction Partners, Inc., Class A (A)	1,162	$19,626
Dycom Industries, Inc. (A)	667	17,109
EMCOR Group, Inc.	1,127	69,108
Fluor Corp.	3,029	20,930
Granite Construction, Inc.	1,014	15,393
Great Lakes Dredge & Dock Corp. (A)	1,462	12,135
HC2 Holdings, Inc. (A)	600	930
IES Holdings, Inc. (A)	485	8,560
Jacobs Engineering Group, Inc.	2,772	219,736
MasTec, Inc. (A)	1,596	52,237
MYR Group, Inc. (A)	381	9,978
Northwest Pipe Company (A)	252	5,607
Orion Group Holdings, Inc. (A)	985	2,561
Primoris Services Corp.	1,046	16,631
Quanta Services, Inc.	2,960	93,921
Sterling Construction Company, Inc. (A)	650	6,175
Tutor Perini Corp. (A)	1,152	7,741
Valmont Industries, Inc.	454	48,115
WillScot Corp. (A)	2,500	25,325
		862,657
Electrical equipment – 0.4%
Acuity Brands, Inc.	835	71,526
Allied Motion Technologies, Inc.	222	5,261
American Superconductor Corp. (A)	626	3,430
AMETEK, Inc.	4,757	342,599
Atkore International Group, Inc. (A)	995	20,965
AZZ, Inc.	556	15,635
Babcock & Wilcox Enterprises, Inc. (A)	755	770
Bloom Energy Corp., Class A (A)(B)	2,529	13,227
Eaton Corp. PLC	8,609	668,833
Emerson Electric Company	12,690	604,679
Encore Wire Corp.	450	18,896
Energous Corp. (A)	275	204
EnerSys	886	43,875
FuelCell Energy, Inc. (A)	3,886	5,868
GrafTech International, Ltd.	5,975	48,517
Hubbell, Inc.	1,122	128,738
LSI Industries, Inc.	53	200
nVent Electric PLC	3,539	59,703
Orion Energy Systems, Inc. (A)	438	1,621
Plug Power, Inc. (A)(B)	6,157	21,796
Powell Industries, Inc.	287	7,367
Preformed Line Products Company	126	6,279
Regal Beloit Corp.	864	54,389
Rockwell Automation, Inc.	2,406	363,089
Sunrun, Inc. (A)	2,507	25,321
Thermon Group Holdings, Inc. (A)	751	11,318
TPI Composites, Inc. (A)	781	11,543
Vicor Corp. (A)	865	38,527
Vivint Solar, Inc. (A)	2,705	11,821
		2,605,997
Industrial conglomerates – 1.1%
3M Company	11,986	1,636,209
Carlisle Companies, Inc.	1,146	143,571
General Electric Company	182,160	1,446,350
Honeywell International, Inc.	14,885	1,991,464
Icahn Enterprises LP	4,276	207,044
Raven Industries, Inc.	807	17,133
Roper Technologies, Inc.	2,167	675,692
		6,117,463
Machinery – 1.6%
AGCO Corp.	1,596	75,411
Alamo Group, Inc.	239	21,218
Albany International Corp., Class A	680	32,184
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Allison Transmission Holdings, Inc.	2,485	$81,036
Altra Industrial Motion Corp.	1,367	23,909
Astec Industries, Inc.	516	18,045
Barnes Group, Inc.	1,066	44,591
Briggs & Stratton Corp.	970	1,756
Caterpillar, Inc.	11,527	1,337,593
Chart Industries, Inc. (A)	759	21,996
CIRCOR International, Inc. (A)	461	5,361
Colfax Corp. (A)	2,476	49,025
Columbus McKinnon Corp.	532	13,300
Commercial Vehicle Group, Inc. (A)	856	1,293
Crane Company	1,253	61,623
Cummins, Inc.	3,190	431,671
Deere & Company	6,569	907,573
Donaldson Company, Inc.	2,645	102,176
Douglas Dynamics, Inc.	435	15,447
Dover Corp.	3,020	253,499
Energy Recovery, Inc. (A)	1,268	9,434
Enerpac Tool Group Corp.	1,293	21,399
EnPro Industries, Inc.	467	18,484
ESCO Technologies, Inc.	542	41,143
Evoqua Water Technologies Corp. (A)	2,421	27,139
Federal Signal Corp.	1,279	34,891
Flowserve Corp.	2,742	65,506
Fortive Corp.	6,996	386,109
Franklin Electric Company, Inc.	987	46,517
Gates Industrial Corp. PLC (A)	6,148	45,372
Gencor Industries, Inc. (A)	428	4,494
Graco, Inc.	3,387	165,049
Graham Corp.	310	3,999
Helios Technologies, Inc.	706	26,772
Hillenbrand, Inc.	1,583	30,251
Hurco Companies, Inc.	183	5,325
Hyster-Yale Materials Handling, Inc.	296	11,867
IDEX Corp.	1,569	216,695
Illinois Tool Works, Inc.	6,688	950,499
Ingersoll Rand, Inc. (A)	4,302	106,690
ITT, Inc.	1,833	83,145
John Bean Technologies Corp.	667	49,538
Kadant, Inc.	213	15,900
Kennametal, Inc.	1,782	33,181
LB Foster Company, Class A (A)	298	3,683
Lincoln Electric Holdings, Inc.	1,278	88,182
Lindsay Corp.	240	21,979
Lydall, Inc. (A)	434	2,804
Mayville Engineering Company, Inc. (A)	522	3,200
Meritor, Inc. (A)	1,632	21,624
Miller Industries, Inc.	293	8,286
Mueller Industries, Inc.	1,297	31,050
Mueller Water Products, Inc., Class A	3,339	26,745
Navistar International Corp. (A)	2,092	34,497
NN, Inc.	766	1,325
Nordson Corp.	1,180	159,383
Omega Flex, Inc.	223	18,821
Oshkosh Corp.	1,434	92,249
PACCAR, Inc.	7,208	440,625
Parker-Hannifin Corp.	2,676	347,157
Park-Ohio Holdings Corp.	316	5,985
Proto Labs, Inc. (A)	565	43,013
RBC Bearings, Inc. (A)	524	59,102
REV Group, Inc.	1,210	5,046
Rexnord Corp.	2,363	53,569
Snap-on, Inc.	1,094	119,049
Spartan Motors, Inc.	809	10,444
SPX Corp. (A)	948	30,943

275

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
SPX FLOW, Inc. (A)	923	$26,232
Standex International Corp.	280	13,726
Stanley Black & Decker, Inc.	3,164	316,400
Tennant Company	380	22,021
Terex Corp.	1,554	22,315
The Eastern Company	202	3,939
The ExOne Company (A)	89	569
The Gorman-Rupp Company	603	18,820
The Greenbrier Companies, Inc.	586	10,396
The Manitowoc Company, Inc. (A)	864	7,344
The Middleby Corp. (A)(B)	1,172	66,663
The Timken Company	1,583	51,194
The Toro Company	2,191	142,612
Titan International, Inc.	1,677	2,599
TriMas Corp. (A)	1,035	23,909
Trinity Industries, Inc.	2,605	41,862
Twin Disc, Inc. (A)	354	2,471
Wabash National Corp.	1,110	8,014
WABCO Holdings, Inc. (A)	1,061	143,288
Wabtec Corp.	4,004	192,713
Watts Water Technologies, Inc., Class A	714	60,440
Welbilt, Inc. (A)	2,974	15,257
Woodward, Inc.	1,298	77,153
Xylem, Inc.	3,751	244,303
		9,041,107
Marine – 0.0%
Eagle Bulk Shipping, Inc. (A)(B)	1,931	3,572
Kirby Corp. (A)	1,269	55,163
Matson, Inc.	933	28,568
		87,303
Professional services – 0.4%
Acacia Research Corp. (A)	1,686	3,743
ASGN, Inc. (A)	1,106	39,064
Barrett Business Services, Inc.	173	6,858
CBIZ, Inc. (A)	1,144	23,932
CoStar Group, Inc. (A)	763	448,041
CRA International, Inc.	188	6,281
Equifax, Inc.	2,524	301,492
Exponent, Inc.	1,082	77,807
Forrester Research, Inc. (A)	420	12,277
Franklin Covey Company (A)	341	5,299
FTI Consulting, Inc. (A)	782	93,660
Heidrick & Struggles International, Inc.	459	10,328
Huron Consulting Group, Inc. (A)	481	21,818
ICF International, Inc.	392	26,930
InnerWorkings, Inc. (A)	1,440	1,685
Insperity, Inc.	843	31,444
Kelly Services, Inc., Class A	813	10,317
Kforce, Inc.	509	13,015
Korn Ferry	1,163	28,284
ManpowerGroup, Inc.	1,229	65,125
Mastech Digital, Inc. (A)	89	1,143
Mistras Group, Inc. (A)	754	3,212
Red Violet, Inc. (A)	140	2,520
Rekor Systems, Inc. (A)	270	999
Resources Connection, Inc.	781	8,568
Robert Half International, Inc.	2,452	92,563
TransUnion	3,927	259,889
TriNet Group, Inc. (A)	1,465	55,172
TrueBlue, Inc. (A)	816	10,412
Upwork, Inc. (A)	2,419	15,603
Verisk Analytics, Inc.	3,416	476,122
Willdan Group, Inc. (A)	264	5,642
		2,159,245
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Road and rail – 1.1%
AMERCO	390	$113,315
ArcBest Corp.	604	10,582
Avis Budget Group, Inc. (A)	1,553	21,587
Covenant Transportation Group, Inc., Class A (A)	501	4,344
CSX Corp.	16,220	929,406
Daseke, Inc. (A)	1,184	1,658
Heartland Express, Inc.	1,853	34,410
Hertz Global Holdings, Inc. (A)	3,014	18,627
J.B. Hunt Transport Services, Inc.	2,186	201,615
Kansas City Southern	2,068	263,008
Knight-Swift Transportation Holdings, Inc.	3,604	118,211
Landstar System, Inc.	714	68,444
Lyft, Inc., Class A (A)(B)	6,240	167,544
Marten Transport, Ltd.	1,111	22,798
Norfolk Southern Corp.	5,438	793,948
Old Dominion Freight Line, Inc.	2,447	321,128
P.A.M. Transportation Services, Inc. (A)	163	5,012
Roadrunner Transportation Systems, Inc. (A)	897	2,287
Ryder System, Inc.	1,136	30,036
Saia, Inc. (A)	560	41,182
Schneider National, Inc., Class B	3,821	73,898
Uber Technologies, Inc. (A)	35,600	993,952
Union Pacific Corp.	14,468	2,040,567
Universal Logistics Holdings, Inc.	647	8,476
Werner Enterprises, Inc. (B)	1,462	53,012
YRC Worldwide, Inc. (A)	513	862
		6,339,909
Trading companies and distributors – 0.3%
Air Lease Corp.	2,357	52,184
Applied Industrial Technologies, Inc.	808	36,942
Beacon Roofing Supply, Inc. (A)	1,448	23,950
BlueLinx Holdings, Inc. (A)	138	683
BMC Stock Holdings, Inc. (A)	1,408	24,964
CAI International, Inc. (A)	399	5,642
DXP Enterprises, Inc. (A)	424	5,198
EVI Industries, Inc. (A)	281	4,434
Fastenal Company	11,962	373,813
Fortress Transportation & Infrastructure Investors LLC	1,753	14,375
Foundation Building Materials, Inc. (A)	982	10,105
GATX Corp.	734	45,919
GMS, Inc. (A)	892	14,031
H&E Equipment Services, Inc.	706	10,364
HD Supply Holdings, Inc. (A)	3,459	98,339
Herc Holdings, Inc. (A)	600	12,276
Kaman Corp.	587	22,582
Lawson Products, Inc. (A)	105	2,806
MRC Global, Inc. (A)	1,913	8,149
MSC Industrial Direct Company, Inc., Class A	1,142	62,776
NOW, Inc. (A)	2,361	12,183
Rush Enterprises, Inc., Class A	785	25,057
SiteOne Landscape Supply, Inc. (A)	878	64,638
Systemax, Inc.	859	15,230
Textainer Group Holdings, Ltd. (A)	1,307	10,744
Titan Machinery, Inc. (A)	554	4,814
United Rentals, Inc. (A)	1,569	161,450
Univar Solutions, Inc. (A)	3,580	38,378
Veritiv Corp. (A)	416	3,270
W.W. Grainger, Inc.	1,121	278,569
Watsco, Inc.	784	123,896
WESCO International, Inc. (A)	886	20,245

276

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
Willis Lease Finance Corp. (A)	124	$3,298
		1,591,304
		49,174,141
Information technology – 23.5%
Communications equipment – 1.0%
Acacia Communications, Inc. (A)	864	58,044
ADTRAN, Inc.	1,229	9,439
Applied Optoelectronics, Inc. (A)(B)	524	3,977
Arista Networks, Inc. (A)	1,595	323,067
CalAmp Corp. (A)	820	3,690
Calix, Inc. (A)	1,308	9,261
Cambium Networks Corp. (A)	638	3,573
Casa Systems, Inc. (A)	2,022	7,077
Ciena Corp. (A)	3,228	128,507
Cisco Systems, Inc.	88,417	3,475,672
Clearfield, Inc. (A)	398	4,716
CommScope Holding Company, Inc. (A)	4,134	37,661
Comtech Telecommunications Corp.	548	7,283
DASAN Zhone Solutions, Inc. (A)	566	2,372
Digi International, Inc. (A)	683	6,516
EchoStar Corp., Class A (A)	2,059	65,826
Extreme Networks, Inc. (A)	2,767	8,550
F5 Networks, Inc. (A)	1,266	134,994
Harmonic, Inc. (A)	2,084	12,004
Infinera Corp. (A)	3,517	18,640
Inseego Corp. (A)(B)	1,798	11,202
InterDigital, Inc.	665	29,679
Juniper Networks, Inc.	6,983	133,655
KVH Industries, Inc. (A)	504	4,753
Lumentum Holdings, Inc. (A)	1,617	119,173
Motorola Solutions, Inc.	3,551	471,999
NETGEAR, Inc. (A)	654	14,937
NetScout Systems, Inc. (A)	1,586	37,541
Plantronics, Inc.	893	8,984
Powerwave Technologies, Inc. (A)(C)	912	0
Resonant, Inc. (A)	781	1,156
Ribbon Communications, Inc. (A)	2,627	7,960
Ubiquiti, Inc. (B)	1,355	191,841
ViaSat, Inc. (A)	1,289	46,301
Viavi Solutions, Inc. (A)	4,848	54,346
		5,454,396
Electronic equipment, instruments and components – 0.6%
Akoustis Technologies, Inc. (A)(B)	872	4,683
Amphenol Corp., Class A	6,174	449,961
Anixter International, Inc. (A)	708	62,212
Arlo Technologies, Inc. (A)	1,497	3,638
Arrow Electronics, Inc. (A)	1,699	88,127
Avnet, Inc.	2,129	53,438
Badger Meter, Inc.	609	32,642
Bel Fuse, Inc., Class B	346	3,370
Belden, Inc.	915	33,013
Benchmark Electronics, Inc.	800	15,992
CDW Corp.	2,997	279,530
Cognex Corp.	3,577	151,021
Coherent, Inc. (A)	509	54,163
Corning, Inc.	16,061	329,893
CTS Corp.	670	16,676
Daktronics, Inc.	1,227	6,049
Dolby Laboratories, Inc., Class A	2,087	113,136
ePlus, Inc. (A)	286	17,909
FARO Technologies, Inc. (A)	391	17,400
Fitbit, Inc., Class A (A)	5,587	37,209
FLIR Systems, Inc.	2,804	89,420
II-VI, Inc. (A)	1,909	54,407
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Insight Enterprises, Inc. (A)	738	$31,092
Intellicheck, Inc. (A)	162	549
IPG Photonics Corp. (A)	1,111	122,521
Iteris, Inc. (A)	1,032	3,302
Itron, Inc. (A)	841	46,953
Jabil, Inc.	3,188	78,361
KEMET Corp.	1,246	30,103
Keysight Technologies, Inc. (A)	3,913	327,440
Kimball Electronics, Inc. (A)	601	6,563
Knowles Corp. (A)	1,955	26,158
Littelfuse, Inc.	508	67,777
Luna Innovations, Inc. (A)	135	830
Methode Electronics, Inc.	804	21,250
MicroVision, Inc. (A)	664	115
MTS Systems Corp.	425	9,563
Napco Security Technologies, Inc. (A)	429	6,508
National Instruments Corp.	2,741	90,672
Netlist, Inc. (A)	2,025	597
nLight, Inc. (A)	848	8,896
Novanta, Inc. (A)	739	59,031
OSI Systems, Inc. (A)	385	26,534
PAR Technology Corp. (A)(B)	370	4,758
PC Connection, Inc.	517	21,306
Plexus Corp. (A)	612	33,391
Powerfleet, Inc. (A)	111	384
Research Frontiers, Inc. (A)	131	307
Rogers Corp. (A)	393	37,107
Sanmina Corp. (A)	1,469	40,074
ScanSource, Inc. (A)	542	11,593
SYNNEX Corp.	1,067	77,998
Tech Data Corp. (A)	739	96,698
Trimble, Inc. (A)	5,203	165,611
TTM Technologies, Inc. (A)	2,254	23,306
Vishay Intertechnology, Inc.	3,039	43,792
Vishay Precision Group, Inc. (A)	306	6,144
Zebra Technologies Corp., Class A (A)	1,129	207,284
		3,648,457
IT services – 4.8%
Akamai Technologies, Inc. (A)	3,364	307,772
Alliance Data Systems Corp.	959	32,270
Automatic Data Processing, Inc.	9,009	1,231,350
Black Knight, Inc. (A)	3,121	181,205
Booz Allen Hamilton Holding Corp.	2,924	200,703
Brightcove, Inc. (A)	983	6,852
Broadridge Financial Solutions, Inc.	2,388	226,454
CACI International, Inc., Class A (A)	523	110,431
Cardtronics PLC, Class A (A)	953	19,937
Cass Information Systems, Inc.	256	9,001
Cognizant Technology Solutions Corp., Class A	11,410	530,223
Conduent, Inc. (A)	4,621	11,321
CoreLogic, Inc.	1,659	50,666
CSG Systems International, Inc.	691	28,918
DXC Technology Company	5,359	69,935
Endurance International Group Holdings, Inc. (A)	3,270	6,311
EPAM Systems, Inc. (A)	1,146	212,766
Euronet Worldwide, Inc. (A)	1,131	96,949
Evo Payments, Inc., Class A (A)	1,768	27,050
Exela Technologies, Inc. (A)	439	90
ExlService Holdings, Inc. (A)	712	37,045
Fastly, Inc., Class A (A)	1,995	37,865
Fidelity National Information Services, Inc.	12,803	1,557,357

277

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Fiserv, Inc. (A)	14,164	$1,345,438
FleetCor Technologies, Inc. (A)	1,808	337,264
Gartner, Inc. (A)	1,864	185,598
Genpact, Ltd.	3,996	116,683
Global Payments, Inc.	6,268	904,034
GoDaddy, Inc., Class A (A)	3,593	205,196
GreenSky, Inc., Class A (A)	3,876	14,806
I3 Verticals, Inc., Class A (A)	606	11,569
IBM Corp.	18,449	2,046,548
Information Services Group, Inc. (A)	1,409	3,621
Jack Henry & Associates, Inc.	1,600	248,384
KBR, Inc.	2,986	61,750
Leidos Holdings, Inc.	2,952	270,551
Limelight Networks, Inc. (A)	2,664	15,185
LiveRamp Holdings, Inc. (A)	1,431	47,109
ManTech International Corp., Class A	840	61,043
Mastercard, Inc., Class A	21,028	5,079,524
MAXIMUS, Inc.	1,327	77,231
MoneyGram International, Inc. (A)	1,519	1,990
MongoDB, Inc. (A)	1,175	160,435
NIC, Inc.	1,395	32,085
Okta, Inc. (A)	2,436	297,825
Paychex, Inc.	7,449	468,691
PayPal Holdings, Inc. (A)	24,473	2,343,045
Paysign, Inc. (A)(B)	1,105	5,702
Perficient, Inc. (A)	713	19,315
Perspecta, Inc.	3,393	61,888
PRGX Global, Inc. (A)	47	132
Sabre Corp.	5,716	33,896
Science Applications International Corp.	1,206	90,004
ServiceSource International, Inc. (A)	2,601	2,281
Square, Inc., Class A (A)	8,963	469,482
StarTek, Inc. (A)	653	2,455
Switch, Inc., Class A	5,110	73,737
Sykes Enterprises, Inc. (A)	904	24,516
The Hackett Group, Inc.	696	8,853
The Western Union Company	8,741	158,474
TTEC Holdings, Inc.	986	36,206
Twilio, Inc., Class A (A)(B)	2,862	256,120
Unisys Corp. (A)	1,343	16,586
VeriSign, Inc. (A)	2,442	439,780
Verra Mobility Corp. (A)	3,363	24,012
Virtusa Corp. (A)	634	18,006
Visa, Inc., Class A	41,048	6,613,654
WEX, Inc. (A)	903	94,409
		27,777,584
Semiconductors and semiconductor equipment – 3.9%
ACM Research, Inc., Class A (A)	406	12,022
Adesto Technologies Corp. (A)	695	7,777
Advanced Energy Industries, Inc. (A)	809	39,228
Advanced Micro Devices, Inc. (A)	23,222	1,056,137
Alpha & Omega Semiconductor, Ltd. (A)	622	3,987
Ambarella, Inc. (A)	706	34,283
Amkor Technology, Inc. (A)	5,075	39,534
Analog Devices, Inc.	7,674	687,974
Applied Materials, Inc.	19,261	882,539
Atomera, Inc. (A)	385	1,348
Axcelis Technologies, Inc. (A)	734	13,440
AXT, Inc. (A)	135	433
Broadcom, Inc.	8,266	1,959,869
Brooks Automation, Inc.	1,532	46,726
Cabot Microelectronics Corp.	612	69,854
CEVA, Inc. (A)	512	12,764
Cirrus Logic, Inc. (A)	1,209	79,347
Cohu, Inc.	925	11,452
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Cree, Inc. (A)	2,258	$80,069
CyberOptics Corp. (A)	12	205
Cypress Semiconductor Corp.	7,736	180,404
Diodes, Inc. (A)	1,072	43,561
DSP Group, Inc. (A)	596	7,986
Enphase Energy, Inc. (A)	2,514	81,177
Entegris, Inc.	2,799	125,311
Everspin Technologies, Inc. (A)	103	270
First Solar, Inc. (A)	2,209	79,657
FormFactor, Inc. (A)	1,518	30,497
GSI Technology, Inc. (A)	205	1,427
Ichor Holdings, Ltd. (A)	384	7,357
Impinj, Inc. (A)	486	8,121
Inphi Corp. (A)	960	76,003
Intel Corp.	90,661	4,906,573
KLA Corp.	3,289	472,761
Kulicke & Soffa Industries, Inc.	1,405	29,322
Lam Research Corp.	3,023	725,520
Lattice Semiconductor Corp. (A)	2,843	50,662
MACOM Technology Solutions Holdings, Inc. (A)	1,335	25,272
Marvell Technology Group, Ltd.	14,013	317,114
Maxim Integrated Products, Inc.	5,628	273,577
MaxLinear, Inc. (A)	1,515	17,680
Microchip Technology, Inc. (B)	4,982	337,780
Micron Technology, Inc. (A)	23,106	971,838
MKS Instruments, Inc.	1,142	93,016
Monolithic Power Systems, Inc.	906	151,719
NeoPhotonics Corp. (A)	1,119	8,113
NVE Corp.	120	6,244
NVIDIA Corp.	12,757	3,362,745
ON Semiconductor Corp. (A)	8,589	106,847
Onto Innovation, Inc. (A)	982	29,136
PDF Solutions, Inc. (A)	745	8,731
Photronics, Inc. (A)	1,478	15,164
Pixelworks, Inc. (A)	1,060	3,021
Power Integrations, Inc.	616	54,411
Qorvo, Inc. (A)	2,425	195,528
QUALCOMM, Inc.	23,805	1,610,408
Rambus, Inc. (A)	2,420	26,862
Rubicon Technology, Inc. (A)	161	1,209
Semtech Corp. (A)	1,393	52,238
Silicon Laboratories, Inc. (A)	910	77,723
SiTime Corp. (A)	232	5,051
Skyworks Solutions, Inc.	3,552	317,478
SMART Global Holdings, Inc. (A)	535	13,001
SunPower Corp. (A)	3,285	16,655
Synaptics, Inc. (A)	681	39,409
Teradyne, Inc.	3,501	189,649
Texas Instruments, Inc.	19,475	1,946,137
Ultra Clean Holdings, Inc. (A)	883	12,185
Universal Display Corp.	985	129,803
Veeco Instruments, Inc. (A)	1,119	10,709
Xilinx, Inc.	5,244	408,717
Xperi Corp.	1,020	14,188
		22,714,955
Software – 8.8%
2U, Inc. (A)	1,345	28,541
8x8, Inc. (A)	2,122	29,411
A10 Networks, Inc. (A)	1,809	11,234
ACI Worldwide, Inc. (A)	2,427	58,612
Adobe, Inc. (A)	10,087	3,210,087
Agilysys, Inc. (A)	564	9,419
Alarm.com Holdings, Inc. (A)	1,025	39,883
Altair Engineering, Inc., Class A (A)	1,540	40,810

278

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Alteryx, Inc., Class A (A)	1,359	$129,336
American Software, Inc., Class A	679	9,649
Anaplan, Inc. (A)	2,761	83,548
ANSYS, Inc. (A)	1,783	414,494
Appfolio, Inc., Class A (A)	718	79,662
Appian Corp. (A)(B)	1,411	56,765
Aspen Technology, Inc. (A)	1,425	135,475
Autodesk, Inc. (A)	4,587	716,031
Avalara, Inc. (A)	1,613	120,330
Avaya Holdings Corp. (A)	2,155	17,434
Benefitfocus, Inc. (A)	722	6,433
Bill.Com Holdings, Inc. (A)(B)	1,427	48,803
Blackbaud, Inc.	1,029	57,161
Blackline, Inc. (A)	1,170	61,554
Bottomline Technologies DE, Inc. (A)	930	34,085
Box, Inc., Class A (A)	3,163	44,409
Cadence Design Systems, Inc. (A)	5,848	386,202
CDK Global, Inc.	2,527	83,012
Cerence, Inc. (A)	788	12,135
Ceridian HCM Holding, Inc. (A)	3,010	150,711
ChannelAdvisor Corp. (A)	697	5,060
Citrix Systems, Inc.	2,709	383,459
Cloudera, Inc. (A)	5,998	47,204
Cloudflare, Inc., Class A (A)(B)	6,057	142,218
CommVault Systems, Inc. (A)	969	39,225
Cornerstone OnDemand, Inc. (A)	1,274	40,450
Coupa Software, Inc. (A)	1,333	186,260
Crowdstrike Holdings, Inc., Class A (A)	4,295	239,146
Datadog, Inc., Class A (A)	6,166	221,853
Digimarc Corp. (A)	294	3,837
DocuSign, Inc. (A)	3,744	345,946
Domo, Inc., Class B (A)	622	6,183
Dropbox, Inc., Class A (A)	8,678	157,072
Dynatrace, Inc. (A)	5,749	137,056
Ebix, Inc.	651	9,882
eGain Corp. (A)	755	5,534
Envestnet, Inc. (A)	1,101	59,212
Everbridge, Inc. (A)	708	75,303
Fair Isaac Corp. (A)	603	185,537
FireEye, Inc. (A)	4,573	48,382
Five9, Inc. (A)	1,276	97,563
ForeScout Technologies, Inc. (A)	1,008	31,843
Fortinet, Inc. (A)	3,570	361,177
GlobalSCAPE, Inc.	457	3,254
Guidewire Software, Inc. (A)	1,721	136,493
HubSpot, Inc. (A)	893	118,939
Intelligent Systems Corp. (A)	199	6,764
Intuit, Inc.	5,422	1,247,060
j2 Global, Inc.	989	74,027
LivePerson, Inc. (A)	1,406	31,987
LogMeIn, Inc.	1,019	84,862
Manhattan Associates, Inc. (A)	1,337	66,609
Medallia, Inc. (A)(B)	2,506	50,220
Microsoft Corp.	158,996	25,075,259
MicroStrategy, Inc., Class A (A)	221	26,100
Mitek Systems, Inc. (A)	911	7,179
MobileIron, Inc. (A)	2,654	10,085
Model N, Inc. (A)	719	15,969
New Relic, Inc. (A)	1,234	57,060
NortonLifeLock, Inc.	13,051	244,184
Nuance Communications, Inc. (A)	5,919	99,321
Nutanix, Inc., Class A (A)(B)	3,956	62,505
OneSpan, Inc. (A)	910	16,517
Oracle Corp.	68,391	3,305,337
Pagerduty, Inc. (A)	1,640	28,339
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Palo Alto Networks, Inc. (A)	2,041	$334,642
Paycom Software, Inc. (A)	1,218	246,048
Paylocity Holding Corp. (A)	1,121	99,007
Pegasystems, Inc.	1,661	118,313
Ping Identity Holding Corp. (A)	1,506	30,150
Pluralsight, Inc., Class A (A)	2,973	32,644
Progress Software Corp.	952	30,464
Proofpoint, Inc. (A)	1,180	121,056
PROS Holdings, Inc. (A)	881	27,337
PTC, Inc. (A)	2,421	148,189
Q2 Holdings, Inc. (A)	1,009	59,592
Qualys, Inc. (A)(B)	812	70,636
Rapid7, Inc. (A)	1,045	45,280
RealPage, Inc. (A)	1,984	105,013
Rimini Street, Inc. (A)	1,519	6,213
RingCentral, Inc., Class A (A)	1,564	331,427
Riot Blockchain, Inc. (A)	133	111
Rosetta Stone, Inc. (A)	455	6,379
SailPoint Technologies Holding, Inc. (A)	1,899	28,903
salesforce.com, Inc. (A)	18,487	2,661,758
Seachange International, Inc. (A)	312	1,161
SecureWorks Corp., Class A (A)	1,619	18,635
ServiceNow, Inc. (A)	3,931	1,126,546
SharpSpring, Inc. (A)	74	448
ShotSpotter, Inc. (A)	262	7,200
Slack Technologies, Inc., Class A (A)	11,350	304,634
Smartsheet, Inc., Class A (A)	2,404	99,790
Smith Micro Software, Inc. (A)	408	1,718
SolarWinds Corp. (A)(B)	6,524	102,231
Splunk, Inc. (A)	3,253	410,626
Sprout Social, Inc., Class A (A)	881	14,061
SPS Commerce, Inc. (A)	728	33,859
SS&C Technologies Holdings, Inc.	5,271	230,975
SVMK, Inc. (A)	2,843	38,409
Synchronoss Technologies, Inc. (A)	1,177	3,590
Synopsys, Inc. (A)	3,131	403,241
Telaria, Inc. (A)	764	4,584
Telenav, Inc. (A)	1,183	5,111
Tenable Holdings, Inc. (A)	2,078	45,425
Teradata Corp. (A)	2,393	49,033
The Trade Desk, Inc., Class A (A)	942	181,806
THQ, Inc. (A)(C)	234	0
TiVo Corp.	2,831	20,043
Tyler Technologies, Inc. (A)	811	240,510
Upland Software, Inc. (A)	553	14,831
Varonis Systems, Inc. (A)	646	41,131
Verint Systems, Inc. (A)	1,399	60,157
Veritone, Inc. (A)	355	827
VirnetX Holding Corp. (A)(B)	1,593	8,714
VMware, Inc., Class A (A)	8,516	1,031,288
Workday, Inc., Class A (A)	4,796	624,535
Workiva, Inc. (A)	982	31,748
Yext, Inc. (A)	2,432	24,782
Zendesk, Inc. (A)	2,343	149,975
Zix Corp. (A)	1,285	5,538
Zoom Video Communications, Inc., Class A (A)	5,706	833,761
Zscaler, Inc. (A)(B)	2,677	162,922
Zuora, Inc., Class A (A)	2,388	19,223
		50,528,928
Technology hardware, storage and peripherals – 4.4%
3D Systems Corp. (A)	2,572	19,830
Apple, Inc.	92,613	23,550,560
AstroNova, Inc.	233	1,808
Avid Technology, Inc. (A)	1,003	6,750

279

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Technology hardware, storage and peripherals (continued)
Dell Technologies, Inc., Class C (A)	15,102	$597,284
Diebold Nixdorf, Inc. (A)	1,715	6,037
Eastman Kodak Company (A)	667	1,154
Hewlett Packard Enterprise Company	27,021	262,374
HP, Inc.	30,899	536,407
Immersion Corp. (A)	809	4,336
Intevac, Inc. (A)	745	3,047
NCR Corp. (A)	2,675	47,348
NetApp, Inc.	4,771	198,903
Pure Storage, Inc., Class A (A)	5,381	66,186
Western Digital Corp.	6,210	258,460
Xerox Holdings Corp.	4,522	85,647
		25,646,131
		135,770,451
Materials – 2.1%
Chemicals – 1.2%
Advanced Emissions Solutions, Inc.	7	46
AdvanSix, Inc. (A)	524	4,999
Air Products & Chemicals, Inc.	4,592	916,609
Albemarle Corp.	2,218	125,029
American Vanguard Corp.	728	10,527
Amyris, Inc. (A)(B)	2,008	5,140
Ashland Global Holdings, Inc.	1,269	63,539
Axalta Coating Systems, Ltd. (A)	4,916	84,899
Balchem Corp.	681	67,228
Cabot Corp.	1,218	31,814
Celanese Corp.	2,524	185,236
CF Industries Holdings, Inc.	4,552	123,814
Chase Corp.	194	15,964
Ciner Resources LP	434	4,496
Corteva, Inc.	15,630	367,305
CVR Nitrogen LP (A)(C)	1,086	195
Dow, Inc.	15,484	452,752
DuPont de Nemours, Inc.	15,459	527,152
Eastman Chemical Company	2,842	132,380
Ecolab, Inc.	6,006	935,915
Ferro Corp. (A)	1,770	16,567
Flotek Industries, Inc. (A)	796	708
FMC Corp.	2,710	221,380
FutureFuel Corp.	1,090	12,284
GCP Applied Technologies, Inc. (A)	1,572	27,982
Hawkins, Inc.	266	9,470
HB Fuller Company	1,076	30,053
Huntsman Corp.	4,750	68,543
Ingevity Corp. (A)	884	31,117
Innospec, Inc.	517	35,926
International Flavors & Fragrances, Inc. (B)	2,226	227,230
Intrepid Potash, Inc. (A)	3,457	2,766
Koppers Holdings, Inc. (A)	482	5,962
Kraton Corp. (A)	660	5,346
Kronos Worldwide, Inc.	2,526	21,319
Livent Corp. (A)	3,162	16,601
LSB Industries, Inc. (A)	308	647
Marrone Bio Innovations, Inc. (A)	3,996	3,264
Minerals Technologies, Inc.	783	28,392
NewMarket Corp.	224	85,763
Olin Corp.	3,408	39,771
OMNOVA Solutions, Inc. (A)	1,101	11,164
PolyOne Corp.	1,723	32,685
PPG Industries, Inc.	4,929	412,064
PQ Group Holdings, Inc. (A)	2,904	31,654
Quaker Chemical Corp.	313	39,526
Rayonier Advanced Materials, Inc.	1,194	1,266
RPM International, Inc.	2,710	161,245
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Sensient Technologies Corp.	887	$38,593
Stepan Company	476	42,107
The Chemours Company	3,379	29,972
The Mosaic Company	7,960	86,127
The Scotts Miracle-Gro Company	1,167	119,501
The Sherwin-Williams Company	1,923	883,657
Trecora Resources (A)	757	4,504
Tredegar Corp.	832	13,004
Trinseo SA	852	15,430
Valhi, Inc.	7,927	8,165
Valvoline, Inc.	3,938	51,548
W.R. Grace & Company	1,393	49,591
Westlake Chemical Corp.	2,693	102,792
Westlake Chemical Partners LP	799	11,809
		7,092,534
Construction materials – 0.1%
Eagle Materials, Inc.	865	50,533
Forterra, Inc. (A)	1,414	8,456
Martin Marietta Materials, Inc.	1,300	245,999
Summit Materials, Inc., Class A (A)	2,396	35,940
U.S. Concrete, Inc. (A)	374	6,784
United States Lime & Minerals, Inc.	134	9,896
Vulcan Materials Company	2,752	297,409
		655,017
Containers and packaging – 0.4%
AptarGroup, Inc.	1,305	129,900
Avery Dennison Corp.	1,742	177,458
Ball Corp.	6,890	445,507
Berry Global Group, Inc. (A)	2,763	93,141
Crown Holdings, Inc. (A)	2,887	167,561
Graphic Packaging Holding Company	6,094	74,347
Greif, Inc., Class A	1,049	32,613
International Paper Company	8,191	254,986
Myers Industries, Inc.	844	9,073
O-I Glass, Inc.	3,338	23,733
Packaging Corp. of America	1,979	171,837
Sealed Air Corp.	3,234	79,912
Silgan Holdings, Inc.	2,253	65,382
Sonoco Products Company	2,017	93,488
UFP Technologies, Inc. (A)	81	3,085
Westrock Company	5,408	152,830
		1,974,853
Metals and mining – 0.4%
Alcoa Corp. (A)	4,059	25,003
Allegheny Technologies, Inc. (A)	2,687	22,840
Carpenter Technology Corp.	1,071	20,885
Century Aluminum Company (A)	2,194	7,942
Cleveland-Cliffs, Inc. (B)	8,361	33,026
Coeur Mining, Inc. (A)	5,000	16,050
Commercial Metals Company	2,612	41,243
Compass Minerals International, Inc.	766	29,468
Freeport-McMoRan, Inc.	30,513	205,963
Friedman Industries, Inc.	13	57
General Moly, Inc. (A)	4,421	707
Haynes International, Inc.	334	6,884
Hecla Mining Company	10,978	19,980
Kaiser Aluminum Corp.	367	25,426
Materion Corp.	423	14,809
Newmont Corp.	17,170	777,458
Nucor Corp.	6,446	232,185
Olympic Steel, Inc.	344	3,560
Ramaco Resources, Inc. (A)	924	2,208
Rare Element Resources, Ltd. (A)	2,635	1,456
Reliance Steel & Aluminum Company	1,427	124,991

280

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Royal Gold, Inc.	1,406	$123,320
Ryerson Holding Corp. (A)	938	4,990
Schnitzer Steel Industries, Inc., Class A	654	8,528
Silver Bull Resources, Inc. (A)	13,052	707
Solitario Zinc Corp. (A)	2,505	500
Southern Copper Corp.	16,320	459,571
Steel Dynamics, Inc.	4,698	105,893
SunCoke Energy, Inc.	2,119	8,158
TimkenSteel Corp. (A)	1,209	3,905
United States Steel Corp. (B)	3,560	22,464
Universal Stainless & Alloy Products, Inc. (A)	144	1,110
Warrior Met Coal, Inc.	968	10,280
Worthington Industries, Inc.	1,259	33,049
		2,394,616
Paper and forest products – 0.0%
Boise Cascade Company	849	20,189
Clearwater Paper Corp. (A)	390	8,506
Louisiana-Pacific Corp.	2,491	42,795
Neenah, Inc.	345	14,880
PH Glatfelter Company	999	12,208
Pope Resources a Delaware LP	21	1,802
Schweitzer-Mauduit International, Inc.	627	17,443
Verso Corp., Class A (A)	768	8,663
		126,486
		12,243,506
Real estate – 3.5%
Equity real estate investment trusts – 3.4%
Acadia Realty Trust	1,860	23,045
Agree Realty Corp.	883	54,658
Alexander & Baldwin, Inc.	1,588	17,817
Alexander's, Inc.	108	29,803
Alexandria Real Estate Equities, Inc.	2,408	330,040
American Assets Trust, Inc.	1,271	31,775
American Campus Communities, Inc.	2,883	80,003
American Finance Trust, Inc.	2,393	14,956
American Homes 4 Rent, Class A	6,327	146,786
American Tower Corp.	9,231	2,010,050
Americold Realty Trust	4,031	137,215
Apartment Investment & Management Company, A Shares	3,132	110,090
Apple Hospitality REIT, Inc.	4,752	43,576
Armada Hoffler Properties, Inc.	1,229	13,150
Ashford Hospitality Trust, Inc.	2,875	2,125
AvalonBay Communities, Inc.	2,906	427,676
Bluerock Residential Growth REIT, Inc.	731	4,072
Boston Properties, Inc.	3,224	297,350
Braemar Hotels & Resorts, Inc.	978	1,663
Brandywine Realty Trust	3,857	40,576
Brixmor Property Group, Inc.	6,250	59,375
BRT Apartments Corp.	385	3,946
Camden Property Trust	1,982	157,054
Career Education Corp.	5,157	18,720
CareTrust REIT, Inc.	2,053	30,364
CatchMark Timber Trust, Inc., Class A	1,315	9,494
CBL & Associates Properties, Inc. (A)	4,721	945
Cedar Realty Trust, Inc.	2,499	2,332
Chatham Lodging Trust	1,057	6,279
CIM Commercial Trust Corp.	337	3,737
Clipper Realty, Inc.	526	2,725
Colony Capital, Inc.	10,479	18,338
Columbia Property Trust, Inc.	2,547	31,838
Community Healthcare Trust, Inc.	472	18,068
Condor Hospitality Trust, Inc.	431	1,771
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
CoreCivic, Inc.	2,527	$28,227
CorEnergy Infrastructure Trust, Inc.	318	5,845
CorePoint Lodging, Inc.	1,422	5,574
CoreSite Realty Corp.	786	91,097
Corporate Office Properties Trust	2,391	52,913
Cousins Properties, Inc.	3,094	90,561
Crown Castle International Corp.	8,667	1,251,515
CubeSmart	4,038	108,178
CyrusOne, Inc.	2,372	146,471
DiamondRock Hospitality Company	4,310	21,895
Digital Realty Trust, Inc.	4,353	604,675
Douglas Emmett, Inc.	3,681	112,307
Duke Realty Corp.	7,705	249,488
Easterly Government Properties, Inc.	1,561	38,463
EastGroup Properties, Inc.	807	84,315
Empire State Realty Trust, Inc., Class A	3,892	34,872
EPR Properties	1,636	39,624
Equinix, Inc.	1,779	1,111,110
Equity Commonwealth	2,590	82,129
Equity LifeStyle Properties, Inc.	3,682	211,641
Equity Residential	7,748	478,129
Essential Properties Realty Trust, Inc.	1,463	19,107
Essex Property Trust, Inc.	1,373	302,390
Extra Space Storage, Inc.	2,697	258,265
Farmland Partners, Inc.	930	5,645
Federal Realty Investment Trust	1,572	117,287
First Industrial Realty Trust, Inc.	2,680	89,056
Four Corners Property Trust, Inc.	1,453	27,186
Franklin Street Properties Corp.	2,261	12,956
Front Yard Residential Corp.	1,319	15,762
Gaming and Leisure Properties, Inc.	4,423	122,561
Getty Realty Corp.	966	22,933
Gladstone Commercial Corp.	793	11,387
Gladstone Land Corp.	706	8,366
Global Medical REIT, Inc.	854	8,642
Global Net Lease, Inc.	1,979	26,459
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,402	28,615
Healthcare Realty Trust, Inc.	2,832	79,098
Healthcare Trust of America, Inc., Class A	4,366	106,006
Healthpeak Properties, Inc.	10,353	246,919
Hersha Hospitality Trust	1,005	3,598
Highwoods Properties, Inc.	2,184	77,357
Host Hotels & Resorts, Inc.	15,005	165,655
Hudson Pacific Properties, Inc.	3,264	82,775
Independence Realty Trust, Inc.	2,095	18,729
Industrial Logistics Properties Trust	1,490	26,135
Innovative Industrial Properties, Inc.	316	23,994
Investors Real Estate Trust	226	12,430
Invitation Homes, Inc.	11,285	241,160
Iron Mountain, Inc.	6,007	142,967
iStar, Inc.	1,236	13,114
JBG SMITH Properties	2,856	90,906
Jernigan Capital, Inc.	373	4,088
Kilroy Realty Corp.	2,218	141,287
Kimco Realty Corp.	8,845	85,531
Kite Realty Group Trust	1,853	17,548
Lamar Advertising Company, Class A	2,080	106,662
Lexington Realty Trust	5,323	52,857
Life Storage, Inc.	972	91,903
LTC Properties, Inc.	837	25,863
Mack-Cali Realty Corp.	1,996	30,399
Medalist Diversified REIT, Inc.	376	639
Medical Properties Trust, Inc.	10,170	175,839

281

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
MGM Growth Properties LLC, Class A	2,079	$49,210
Mid-America Apartment Communities, Inc.	2,377	244,902
Monmouth Real Estate Investment Corp.	2,045	24,642
National Health Investors, Inc.	880	43,578
National Retail Properties, Inc.	3,402	109,510
National Storage Affiliates Trust	1,224	36,230
New Senior Investment Group, Inc.	2,020	5,171
New York REIT Liquidating LLC (A)(C)	457	8,356
NexPoint Residential Trust, Inc.	583	14,697
Office Properties Income Trust	1,104	30,084
Omega Healthcare Investors, Inc.	4,564	121,129
One Liberty Properties, Inc.	540	7,522
Outfront Media, Inc.	3,037	40,939
Paramount Group, Inc.	4,911	43,217
Park Hotels & Resorts, Inc.	5,041	39,874
Pebblebrook Hotel Trust	2,802	30,514
Pennsylvania Real Estate Investment Trust	1,986	1,810
Physicians Realty Trust	3,981	55,495
Piedmont Office Realty Trust, Inc., Class A	2,693	47,558
Plymouth Industrial REIT, Inc.	429	4,788
Postal Realty Trust, Inc., Class A	83	1,313
PotlatchDeltic Corp.	1,473	46,237
Preferred Apartment Communities, Inc., Class A	904	6,491
Prologis, Inc.	15,407	1,238,261
PS Business Parks, Inc.	476	64,508
Public Storage	3,635	721,947
QTS Realty Trust, Inc., Class A	1,243	72,106
Rayonier, Inc.	2,757	64,927
Realty Income Corp.	6,750	336,555
Regency Centers Corp.	3,503	134,620
Retail Opportunity Investments Corp.	2,507	20,783
Retail Properties of America, Inc., Class A	4,627	23,922
Retail Value, Inc.	492	6,027
Rexford Industrial Realty, Inc.	2,347	96,250
RLJ Lodging Trust	3,635	28,062
RPT Realty	1,545	9,316
Ryman Hospitality Properties, Inc.	1,080	38,718
Sabra Health Care REIT, Inc.	4,102	44,794
Safehold, Inc.	890	56,275
Saul Centers, Inc.	494	16,174
SBA Communications Corp.	2,351	634,699
Seritage Growth Properties, Class A (A)	866	7,889
Service Properties Trust	3,498	18,889
Simon Property Group, Inc.	6,397	350,939
SITE Centers Corp.	4,050	21,101
SL Green Realty Corp.	1,680	72,408
Sotherly Hotels, Inc.	646	1,034
Spirit Realty Capital, Inc.	2,024	52,928
STAG Industrial, Inc.	2,912	65,578
STORE Capital Corp.	4,908	88,933
Summit Hotel Properties, Inc.	2,173	9,170
Sun Communities, Inc.	1,906	237,964
Sunstone Hotel Investors, Inc.	4,797	41,782
Tanger Factory Outlet Centers, Inc.	2,021	10,105
Taubman Centers, Inc.	1,299	54,402
Terreno Realty Corp.	1,416	73,278
The GEO Group, Inc.	2,079	25,281
The Macerich Company	3,014	16,969
UDR, Inc.	6,125	223,808
UMH Properties, Inc.	958	10,404
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Uniti Group, Inc.	4,136	$24,940
Universal Health Realty Income Trust	293	29,537
Urban Edge Properties	2,581	22,739
Urstadt Biddle Properties, Inc., Class A	889	12,535
Ventas, Inc.	7,776	208,397
VEREIT, Inc.	21,887	107,027
VICI Properties, Inc.	9,506	158,180
Vornado Realty Trust	3,861	139,807
Washington Prime Group, Inc.	4,570	3,679
Washington Real Estate Investment Trust	1,739	41,510
Weingarten Realty Investors	2,712	39,134
Welltower, Inc.	8,465	387,528
Weyerhaeuser Company	15,613	264,640
Wheeler Real Estate Investment Trust, Inc. (A)	991	991
Whitestone REIT	991	6,144
WP Carey, Inc.	3,600	209,088
Xenia Hotels & Resorts, Inc.	2,429	25,019
		19,855,485
Real estate management and development – 0.1%
CBRE Group, Inc., Class A (A)	6,992	263,668
Consolidated-Tomoka Land Company	31	1,405
eXp World Holdings, Inc. (A)	1,472	12,453
Five Point Holdings LLC, Class A (A)	2,953	14,972
Forestar Group, Inc. (A)	1,120	11,592
FRP Holdings, Inc. (A)	258	11,094
Griffin Industrial Realty, Inc.	183	5,984
Jones Lang LaSalle, Inc.	1,079	108,957
Kennedy-Wilson Holdings, Inc.	3,061	41,079
Landmark Infrastructure Partners LP	598	6,315
Marcus & Millichap, Inc. (A)	815	22,087
Maui Land & Pineapple Company, Inc. (A)	514	5,618
Newmark Group, Inc., Class A	3,854	16,380
Rafael Holdings, Inc., Class B (A)	347	4,445
RE/MAX Holdings, Inc., Class A	431	9,448
Redfin Corp. (A)	1,978	30,501
Tejon Ranch Company (A)	613	8,619
The Howard Hughes Corp. (A)	903	45,620
The RMR Group, Inc., Class A	686	18,501
The St. Joe Company (A)	1,315	22,066
		660,804
		20,516,289
Utilities – 3.2%
Electric utilities – 1.9%
ALLETE, Inc.	1,077	65,352
Alliant Energy Corp.	5,100	246,279
American Electric Power Company, Inc.	10,288	822,834
Avangrid, Inc.	6,462	282,906
Duke Energy Corp.	15,261	1,234,310
Edison International	7,481	409,884
El Paso Electric Company	847	57,562
Entergy Corp.	4,161	391,009
Evergy, Inc.	4,751	261,543
Eversource Energy	6,749	527,839
Exelon Corp.	20,255	745,587
FirstEnergy Corp.	11,296	452,631
Genie Energy, Ltd., B Shares	706	5,069
Hawaiian Electric Industries, Inc.	2,224	95,743
IDACORP, Inc.	1,045	91,741
MGE Energy, Inc.	751	49,168
NextEra Energy, Inc.	10,185	2,450,715
NRG Energy, Inc.	5,278	143,878
OGE Energy Corp.	4,182	128,513

282

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
Otter Tail Corp.	842	$37,435
PG&E Corp. (A)	11,073	99,546
Pinnacle West Capital Corp.	2,268	171,892
PNM Resources, Inc.	1,686	64,068
Portland General Electric Company	1,864	89,360
PPL Corp.	15,073	372,002
Spark Energy, Inc., Class A	849	5,323
The Southern Company	21,869	1,183,988
Xcel Energy, Inc.	10,931	659,139
		11,145,316
Gas utilities – 0.2%
Atmos Energy Corp.	2,363	234,480
Chesapeake Utilities Corp.	361	30,941
National Fuel Gas Company	1,879	70,068
New Jersey Resources Corp.	1,989	67,566
Northwest Natural Holding Company	666	41,126
ONE Gas, Inc.	1,068	89,306
RGC Resources, Inc.	260	7,522
South Jersey Industries, Inc.	1,973	49,325
Southwest Gas Holdings, Inc.	1,157	80,481
Spire, Inc.	1,072	79,843
Star Group LP	997	7,677
Suburban Propane Partners LP	1,423	20,121
UGI Corp.	4,408	117,561
		896,017
Independent power and renewable electricity producers – 0.1%
AES Corp.	13,906	189,122
Atlantic Power Corp. (A)	3,277	7,013
NextEra Energy Partners LP	1,301	55,943
Ormat Technologies, Inc.	1,079	73,005
Sunnova Energy International, Inc. (A)	1,517	15,276
TerraForm Power, Inc., Class A	4,743	74,797
Vistra Energy Corp.	10,218	163,079
		578,235
Multi-utilities – 0.9%
Ameren Corp.	5,119	372,817
Avista Corp.	1,415	60,123
Black Hills Corp.	1,306	83,623
CenterPoint Energy, Inc.	10,525	162,611
CMS Energy Corp.	5,917	347,624
Consolidated Edison, Inc.	6,927	540,306
Dominion Energy, Inc.	17,152	1,238,203
DTE Energy Company	3,964	376,461
MDU Resources Group, Inc.	4,173	89,720
NiSource, Inc.	7,846	195,915
NorthWestern Corp.	1,056	63,180
Public Service Enterprise Group, Inc.	10,527	472,768
Sempra Energy	5,877	664,042
Unitil Corp.	366	19,149
WEC Energy Group, Inc.	6,572	579,190
		5,265,732
Water utilities – 0.1%
American States Water Company	769	62,858
American Water Works Company, Inc.	3,741	447,274
Artesian Resources Corp., Class A	287	10,728
Cadiz, Inc. (A)	752	8,776
California Water Service Group	1,049	52,786
Essential Utilities, Inc.	3,802	154,741
Global Water Resources, Inc.	678	6,909
Middlesex Water Company	325	19,539
Pure Cycle Corp. (A)	700	7,805
SJW Group	625	36,106
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Water utilities (continued)
The York Water Company	347	$15,081
		822,603
		18,707,903
TOTAL COMMON STOCKS (Cost $344,475,829)		$559,399,371
PREFERRED SECURITIES – 0.0%
Communication services – 0.0%
Media – 0.0%
GCI Liberty, Inc., 7.000%	198	4,558
Industrials – 0.0%
Industrial conglomerates – 0.0%
Steel Partners Holdings LP, 6.000%	503	8,516
TOTAL PREFERRED SECURITIES (Cost $11,983)		$13,074
RIGHTS – 0.0%
Bristol-Myers Squibb Company (Expiration Date: 3-31-21) (A)(D)	15,751	59,854
Pan American Silver Corp. (Expiration Date: 2-22-29) (A)(D)	7,232	2,459
TOTAL RIGHTS (Cost $40,058)		$62,313
WARRANTS – 0.0%
Basic Energy Services, Inc. (Expiration Date: 12-23-23; Strike Price: $55.25) (A)	55	0
Battalion Oil Corp. (Expiration Date: 8-10-22; Strike Price: $40.17) (A)(C)	46	53
Battalion Oil Corp. (Expiration Date: 8-10-22; Strike Price: $48.28) (A)(C)	57	45
Battalion Oil Corp. (Expiration Date: 8-10-22; Strike Price: $60.45) (A)(C)	74	35
Genco Shipping & Trading, Ltd. (Expiration Date: 7-9-21; Strike Price: $20.99) (A)	92	6
Hycroft Mining Corp. (Expiration Date: 10-22-22) (A)(D)	196	16
Talos Energy, Inc. (Expiration Date: 2-28-21; Strike Price: $42.04) (A)	80	9
Tidewater, Inc., Class A (Expiration Date: 7-31-23; Strike Price: $57.06) (A)	66	60
Tidewater, Inc., Class B (Expiration Date: 7-31-23; Strike Price: $62.28) (A)	71	43
TOTAL WARRANTS (Cost $18,908)		$267
SHORT-TERM INVESTMENTS – 4.3%
U.S. Government Agency – 0.9%
Federal Home Loan Bank Discount Note 1.435%, 04/01/2020 *	$5,000,000	5,000,000
Short-term funds – 1.3%
John Hancock Collateral Trust, 1.1260% (E)(F)	737,286	7,371,014

283

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 2.1%
Repurchase Agreement with State Street Corp. dated 3-31-20 at 0.000% to be repurchased at $12,487,000 on 4-1-20, collateralized by $1,225,000 U.S. Treasury Notes, 2.125% due 5-15-22 (valued at $1,283,848), $9,305,000 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-22 (valued at $9,758,256) and $1,630,000 U.S. Treasury Notes, 1.875% due 4-30-22 (valued at $1,698,491)	$12,487,000	$12,487,000
TOTAL SHORT-TERM INVESTMENTS (Cost $24,855,552)		$24,858,014
Total Investments (Total Stock Market Index Trust) (Cost $369,402,330) – 101.0%		$584,333,039
Other assets and liabilities, net – (1.0%)		(6,028,958)
TOTAL NET ASSETS – 100.0%		$578,304,081
Total Stock Market Index Trust (continued)
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-20. The value of securities on loan amounted to $7,202,865.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Strike price and/or expiration date not available.
(E)	The rate shown is the annualized seven-day yield as of 3-31-20.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Russell 2000 E-Mini Index Futures	43	Long	Jun 2020	$2,372,973	$2,467,340	$94,367
S&P 500 Index E-Mini Futures	130	Long	Jun 2020	16,049,248	16,721,250	672,002
S&P Mid 400 Index E-Mini Futures	4	Long	Jun 2020	560,386	575,120	14,734
						$781,103
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Ultra Short Term Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 1.5%
U.S. Government Agency – 1.5%
Federal Home Loan Mortgage Corp.
2.463%, (12 month LIBOR + 1.637%), 09/01/2043 (A)	$718,165	$729,665
3.440%, (6 month LIBOR + 1.565%), 12/01/2036 (A)	23,913	24,699
3.570%, (6 month LIBOR + 1.515%), 12/01/2035 (A)	58,478	59,610
4.010%, (1 Year CMT + 2.096%), 12/01/2035 (A)	158,388	166,105
4.164%, (12 month LIBOR + 1.614%), 05/01/2037 (A)	107,453	110,402
4.197%, (12 month LIBOR + 1.447%), 06/01/2036 (A)	85,642	89,183
4.339%, (12 month LIBOR + 1.651%), 02/01/2036 (A)	74,507	76,603
4.500%, (1 Year CMT + 2.295%), 08/01/2035 (A)	119,466	123,909
4.578%, (1 Year CMT + 2.165%), 11/01/2036 (A)	140,696	145,355
4.731%, (1 Year CMT + 2.231%), 05/01/2034 (A)	148,139	155,358
Federal National Mortgage Association
3.403%, (6 month LIBOR + 1.524%), 02/01/2035 (A)	135,120	138,033
3.479%, (12 month LIBOR + 1.295%), 10/01/2038 (A)	73,991	75,887
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
3.534%, (6 month LIBOR + 1.487%), 10/01/2035 (A)	$221,774	$227,694
3.617%, (12 month LIBOR + 1.451%), 04/01/2035 (A)	507,930	529,052
3.858%, (1 Year CMT + 2.196%), 02/01/2035 (A)	242,546	252,581
3.897%, (1 Year CMT + 2.197%), 05/01/2036 (A)	311,750	326,941
4.100%, (12 month LIBOR + 1.567%), 07/01/2035 (A)	263,029	274,432
4.100%, (1 Year CMT + 2.179%), 01/01/2036 (A)	154,124	161,634
4.173%, (1 Year CMT + 2.208%), 01/01/2036 (A)	102,196	107,176
4.237%, (1 Year CMT + 2.333%), 05/01/2034 (A)	76,068	79,774
4.483%, (1 Year CMT + 2.271%), 07/01/2035 (A)	162,123	167,686

284

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association 3.250%, (1 Year CMT + 1.500%), 08/20/2032 to 08/20/2035 (A)	$407,021	$421,117
		4,442,896
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $4,479,175)		$4,442,896
CORPORATE BONDS – 49.1%
Communication services – 2.7%
Charter Communications Operating LLC 3.579%, 07/23/2020	2,000,000	1,993,783
Verizon Communications, Inc. 4.600%, 04/01/2021	3,000,000	3,075,009
ViacomCBS, Inc. 3.375%, 03/01/2022	3,000,000	2,985,281
		8,054,073
Consumer discretionary – 4.2%
American Honda Finance Corp. 3.375%, 12/10/2021	2,000,000	2,012,478
BMW US Capital LLC 3.100%, 04/12/2021 (B)	3,000,000	2,985,721
Daimler Finance North America LLC 2.850%, 01/06/2022 (B)	2,000,000	1,946,371
Ford Motor Credit Company LLC 3.336%, 03/18/2021	3,000,000	2,865,000
Nissan Motor Acceptance Corp. 2.550%, 03/08/2021 (B)	3,000,000	2,888,027
		12,697,597
Consumer staples – 1.1%
Keurig Dr. Pepper, Inc. 3.551%, 05/25/2021	3,000,000	3,034,790
Kraft Heinz Foods Company 2.800%, 07/02/2020	267,000	265,017
		3,299,807
Energy – 3.4%
Colonial Pipeline Company 3.500%, 10/15/2020 (B)	1,000,000	996,161
Enterprise Products Operating LLC 5.200%, 09/01/2020	2,000,000	1,980,361
Halliburton Company 3.250%, 11/15/2021	3,000,000	2,860,756
Kinder Morgan, Inc. 6.500%, 09/15/2020	1,190,000	1,192,671
Sunoco Logistics Partners Operations LP 4.400%, 04/01/2021	3,000,000	2,990,445
		10,020,394
Financials – 21.5%
American Express Credit Corp. 2.375%, 05/26/2020	2,000,000	1,999,920
Bank of America Corp. 5.625%, 07/01/2020	2,000,000	2,012,551
BNP Paribas SA 2.950%, 05/23/2022 (B)	2,000,000	1,940,483
BPCE SA 2.650%, 02/03/2021	2,000,000	1,982,580
Capital One NA 2.950%, 07/23/2021	3,000,000	3,008,384
Citibank NA (3 month LIBOR + 0.350%) 2.063%, 02/12/2021 (A)	610,000	604,390
Citigroup, Inc. (3 month LIBOR + 1.310%) 3.104%, 10/26/2020 (A)	695,000	684,436
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Cooperatieve Rabobank UA 3.125%, 04/26/2021	$3,000,000	$3,022,009
Danske Bank A/S 2.000%, 09/08/2021 (B)	2,000,000	1,960,039
Discover Bank 3.100%, 06/04/2020	2,000,000	1,997,000
Fifth Third Bank 2.250%, 06/14/2021	3,000,000	2,985,301
General Motors Financial Company, Inc. 3.200%, 07/06/2021	3,000,000	2,864,730
HSBC USA, Inc. 5.000%, 09/27/2020	2,000,000	2,012,171
JPMorgan Chase & Co. (3 month LIBOR + 1.100%) 2.099%, 06/07/2021 (A)	822,000	818,819
KeyBank NA 3.300%, 02/01/2022	2,000,000	2,044,303
Lloyds Banking Group PLC 3.000%, 01/11/2022	2,000,000	1,994,325
MassMutual Global Funding II 2.000%, 04/15/2021 (B)	2,000,000	1,994,782
Metropolitan Life Global Funding I 2.000%, 04/14/2020 (B)	1,250,000	1,249,184
Mitsubishi UFJ Financial Group, Inc. (3 month LIBOR + 1.880%) 3.460%, 03/01/2021 (A)	2,246,000	2,233,984
Morgan Stanley 2.500%, 04/21/2021	3,000,000	2,997,887
National Rural Utilities Cooperative Finance Corp. 2.900%, 03/15/2021	2,000,000	2,003,363
NatWest Markets PLC 3.625%, 09/29/2022 (B)	2,000,000	1,975,724
Nordea Bank Abp 2.250%, 05/27/2021 (B)	2,000,000	1,998,820
Santander Holdings USA, Inc. 3.244%, 10/05/2026	3,000,000	2,678,653
The Bank of Nova Scotia 1.950%, 02/01/2023	3,000,000	2,982,725
The Goldman Sachs Group, Inc. 5.750%, 01/24/2022	2,000,000	2,122,041
The PNC Financial Services Group, Inc. 3.300%, 03/08/2022 (C)	2,000,000	2,032,880
U.S. Bancorp 3.000%, 03/15/2022 (C)	2,000,000	2,039,746
UBS Group AG 3.000%, 04/15/2021 (B)	3,000,000	3,005,789
Wells Fargo & Company 2.500%, 03/04/2021	3,000,000	3,002,168
		64,249,187
Health care – 5.7%
Abbott Laboratories 2.550%, 03/15/2022	3,000,000	3,025,880
AbbVie, Inc. 2.300%, 05/14/2021	2,000,000	1,993,932
Amgen, Inc. 3.875%, 11/15/2021	2,162,572	2,166,381
Anthem, Inc. 2.500%, 11/21/2020	3,000,000	2,989,202
Bayer US Finance LLC 3.000%, 10/08/2021 (B)	2,000,000	1,979,733
Bristol-Myers Squibb Company 2.250%, 08/15/2021 (B)	2,000,000	2,011,408

285

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
CVS Health Corp. (3 month LIBOR + 0.720%) 1.719%, 03/09/2021 (A)	$3,000,000	$2,938,417
		17,104,953
Industrials – 4.0%
AerCap Ireland Capital DAC 4.250%, 07/01/2020	2,000,000	1,972,995
Air Lease Corp. 3.875%, 04/01/2021	2,000,000	1,829,833
Caterpillar Financial Services Corp. 2.650%, 05/17/2021	2,000,000	2,024,963
General Electric Company 4.625%, 01/07/2021	2,000,000	2,018,530
Honeywell International, Inc. 4.250%, 03/01/2021	2,000,000	2,039,916
The Boeing Company 2.300%, 08/01/2021 (C)	2,000,000	1,933,168
		11,819,405
Information technology – 3.6%
Broadcom, Inc. 3.125%, 04/15/2021 (B)	3,000,000	2,963,229
Dell International LLC 4.420%, 06/15/2021 (B)	3,000,000	3,032,204
IBM Corp. 2.850%, 05/13/2022	835,000	857,692
NXP BV 4.625%, 06/15/2022 (B)	2,000,000	2,068,785
VMware, Inc. 2.300%, 08/21/2020	2,000,000	1,978,692
		10,900,602
Materials – 1.3%
Georgia-Pacific LLC 5.400%, 11/01/2020 (B)	2,000,000	2,019,127
Syngenta Finance NV 3.933%, 04/23/2021 (B)	1,880,000	1,771,579
		3,790,706
Utilities – 1.6%
Eversource Energy 2.800%, 05/01/2023	1,000,000	1,005,356
FirstEnergy Corp. 4.250%, 03/15/2023	1,675,000	1,710,770
Southern California Edison Company 2.400%, 02/01/2022	2,000,000	1,948,368
		4,664,494
TOTAL CORPORATE BONDS (Cost $148,391,463)		$146,601,218
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.3%
U.S. Government Agency – 0.3%
Federal National Mortgage Association Series 2013-10, Class FT (1 month LIBOR + 0.350%) 1.297%, 04/25/2042 (A)	892,390	882,110
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $894,342)		$882,110
ASSET BACKED SECURITIES – 18.7%
Ally Auto Receivables Trust
Series 2017-3, Class A3 1.740%, 09/15/2021	215,907	215,719
Series 2019-1, Class A2 2.850%, 03/15/2022	832,650	833,699
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
American Express Credit Account Master Trust Series 2017-6, Class A 2.040%, 05/15/2023	$3,000,000	$3,003,899
American Tower Trust Series 2013, Class 2A 3.070%, 03/15/2048 (B)	2,500,000	2,456,289
BMW Vehicle Owner Trust Series 2018-A, Class A3 2.350%, 04/25/2022	1,254,251	1,255,285
Capital One Multi-Asset Execution Trust
Series 2015-A8, Class A8 2.050%, 08/15/2023	1,700,000	1,705,741
Series 2018-A1, Class A1 3.010%, 02/15/2024	1,500,000	1,517,166
CarMax Auto Owner Trust Series 2017-3, Class A3 1.970%, 04/15/2022	981,034	981,414
CCG Receivables Trust
Series 2017-1, Class A2 1.840%, 11/14/2023 (B)	301,771	301,553
Series 2019-1, Class B 3.220%, 09/14/2026 (B)	1,140,000	1,138,798
Chase Issuance Trust Series 2015-A4, Class A4 1.840%, 04/15/2022	3,000,000	2,997,599
Citibank Credit Card Issuance Trust Series 2018-A1, Class A1 2.490%, 01/20/2023	4,000,000	4,029,200
Crown Point CLO III, Ltd. Series 2015-3A, Class A2R (3 month LIBOR + 1.450%) 3.281%, 12/31/2027 (A)(B)	1,605,000	1,558,978
Enterprise Fleet Financing LLC
Series 2017-2, Class A2 1.970%, 01/20/2023 (B)	227,729	227,509
Series 2018-3, Class A2 3.380%, 05/20/2024 (B)	237,693	237,729
Flagship Credit Auto Trust Series 2018-2, Class D 4.230%, 09/16/2024 (B)	1,140,000	1,137,172
Ford Credit Auto Owner Trust Series 2018-A, Class A3 3.030%, 11/15/2022	3,185,188	3,184,731
GM Financial Consumer Automobile Receivables Trust Series 2018-1, Class A3 2.320%, 07/18/2022	1,022,527	1,025,303
GreatAmerica Leasing Receivables Funding LLC Series 2018-1, Class A3 2.600%, 06/15/2021 (B)	1,806,569	1,808,085
Hertz Vehicle Financing II LP Series 2015-3A, Class A 2.670%, 09/25/2021 (B)	2,000,000	1,977,643
Honda Auto Receivables Owner Trust Series 2018-3, Class A3 2.950%, 08/22/2022	1,973,926	1,992,086
Huntington Auto Trust Series 2016-1, Class A4 1.930%, 04/15/2022	852,563	846,766
Mercedes-Benz Auto Receivables Trust Series 2016-1, Class A4 1.460%, 12/15/2022	2,264,302	2,258,245
NextGear Floorplan Master Owner Trust Series 2017-2A, Class A2 2.560%, 10/17/2022 (B)	2,000,000	1,928,672

286

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Nissan Auto Receivables Owner Trust
Series 2016-A, Class A4 1.590%, 07/15/2022	$1,190,720	$1,189,800
Series 2017-B, Class A3 1.750%, 10/15/2021	571,443	571,813
Series 2019-A, Class A2A 2.820%, 01/18/2022	1,090,763	1,078,541
PFS Financing Corp.
Series 2017-BA, Class A1 (1 month LIBOR + 0.600%) 1.305%, 07/15/2022 (A)(B)	300,000	293,099
Series 2018-B, Class A 2.890%, 02/15/2023 (B)	2,790,000	2,772,662
SMB Private Education Loan Trust Series 2015-A, Class A2A 2.490%, 06/15/2027 (B)	1,060,805	1,040,015
Toyota Auto Receivables Owner Trust Series 2019-A, Class A2A 2.830%, 10/15/2021	1,072,562	1,073,917
TRIP Rail Master Funding LLC Series 2017-1A, Class A1 2.709%, 08/15/2047 (B)	1,039,570	1,028,128
USAA Auto Owner Trust Series 2017-1, Class A4 1.880%, 09/15/2022	3,348,489	3,340,478
Westlake Automobile Receivables Trust Series 2019-2A, Class C 2.840%, 07/15/2024 (B)	1,000,000	944,062
World Financial Network Credit Card Master Trust Series 2015-B, Class A 2.550%, 06/17/2024	3,255,000	3,267,495
World Omni Auto Receivables Trust Series 2018-D, Class A3 3.330%, 04/15/2024	650,000	666,531
TOTAL ASSET BACKED SECURITIES (Cost $56,228,330)		$55,885,822
SHORT-TERM INVESTMENTS – 30.6%
Commercial paper – 10.1%
American Honda Finance Corp. 2.150%, 04/09/2020 *	3,000,000	2,999,492
Cargill, Inc. 1.500%, 04/08/2020 *	3,000,000	2,999,613
Children's Hospital Medical Center 1.500%, 04/02/2020 *	3,000,000	3,000,000
Emerson Electric Company 2.050%, 04/02/2020 *	3,000,000	2,999,984
EssilorLuxottica SA 1.250%, 04/01/2020 *	3,000,000	2,999,998
Jupiter Securitization Company LLC 1.000%, 04/07/2020 *	3,000,000	2,999,358
Manhattan Asset Funding Company LLC 2.000%, 04/01/2020 *	3,000,000	3,000,000
Merck & Company, Inc. 2.000%, 04/02/2020 *	2,000,000	2,000,025
National Rural Utilities Cooperative Finance Corp. 2.050%, 04/02/2020 *	3,000,000	2,999,984
Old Line Funding LLC 1.250%, 04/01/2020 *	3,000,000	2,999,941
The Coca-Cola Company 1.500%, 04/16/2020 *	1,200,000	1,199,401
		30,197,796
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Government – 16.9%
U.S. Treasury Bill
0.115%, 05/07/2020 *	$14,000,000	$13,998,999
1.251%, 04/30/2020 *	10,000,000	9,999,497
1.490%, 04/02/2020 *	11,370,000	11,369,998
1.522%, 04/23/2020 *	15,000,000	14,999,645
		50,368,139
Short-term funds – 3.6%
John Hancock Collateral Trust, 1.1260% (D)(E)	97,368	973,439
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.3210% (D)	9,641,123	9,641,123
		10,614,562
TOTAL SHORT-TERM INVESTMENTS (Cost $91,154,025)		$91,180,497
Total Investments (Ultra Short Term Bond Trust) (Cost $301,147,335) – 100.2%		$298,992,543
Other assets and liabilities, net – (0.2%)		(581,265)
TOTAL NET ASSETS – 100.0%		$298,411,278
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $57,637,560 or 19.3% of the fund's net assets as of 3-31-20.
(C)	All or a portion of this security is on loan as of 3-31-20. The value of securities on loan amounted to $946,681.
(D)	The rate shown is the annualized seven-day yield as of 3-31-20.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

287

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Subadvisors of Affiliated Underlying Funds
Dimensional Fund Advisors, LP	(DFA)
Manulife Investment Management (US) LLC	(MIM US)
Redwood Investments, LLC	(Redwood)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)
The following portfolios had the following country composition as a percentage of net assets on 3-31-20:
Blue Chip Growth Trust
United States	89.6%
China	7.6%
United Kingdom	1.2%
Other countries	1.6%
TOTAL	100.0%
Capital Appreciation Trust
United States	86.3%
China	4.6%
Canada	3.1%
United Kingdom	2.2%
France	1.7%
Netherlands	1.7%
Other countries	0.4%
TOTAL	100.0%
Equity Income Trust
United States	89.3%
France	2.8%
Canada	2.1%
Switzerland	2.1%
Ireland	1.7%
United Kingdom	1.4%
Other countries	0.6%
TOTAL	100.0%
Financial Industries Trust
United States	83.2%
United Kingdom	6.4%
Bermuda	3.1%
Netherlands	2.8%
Japan	1.1%
France	1.0%
Other countries	2.4%
TOTAL	100.0%
Health Sciences Trust
United States	87.5%
Switzerland	3.2%
Japan	2.2%
United Kingdom	1.9%
Germany	1.2%
Denmark	1.1%
Netherlands	1.0%
Other countries	1.9%
TOTAL	100.0%
High Yield Trust
United States	76.8%
Cayman Islands	4.7%
Canada	4.7%
United Kingdom	3.6%
France	2.4%
Ireland	1.2%
Luxembourg	1.2%
Other countries	5.4%
TOTAL	100.0%
Mid Value Trust
United States	82.6%
Canada	7.7%
Ireland	3.6%
Switzerland	1.4%
Mexico	1.2%
Other countries	3.5%
TOTAL	100.0%
Mutual Shares Trust
United States	81.9%
United Kingdom	7.3%
Ireland	4.0%
Switzerland	2.8%
South Korea	2.0%
Netherlands	1.0%
Bermuda	1.0%
TOTAL	100.0%
Science & Technology Trust
United States	77.7%
China	8.2%
South Korea	5.2%
Germany	2.5%
Australia	1.7%
Russia	1.6%
South Africa	1.0%
Other countries	2.1%
TOTAL	100.0%
Strategic Equity Allocation Trust
United States	67.1%
Japan	8.3%
United Kingdom	4.9%
Switzerland	3.6%
France	3.3%
Germany	2.5%
Australia	1.9%
Netherlands	1.5%
Hong Kong	1.1%
Ireland	1.0%
Other countries	4.8%
TOTAL	100.0%
Strategic Income Opportunities Trust
United States	65.8%
Canada	3.8%
Indonesia	3.4%
Supranational	2.6%
Luxembourg	2.2%
Philippines	2.2%
Ireland	2.0%
Singapore	1.9%
Norway	1.8%
Germany	1.8%
Other countries	12.5%
TOTAL	100.0%

The following portfolios had the following sector composition as a percentage of net assets on 3-31-20:

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2020 (unaudited) (showing percentage of total net assets)

Disciplined Value International Trust
Financials	20.7%
Industrials	12.7%
Health care	12.2%
Information technology	11.2%
Consumer staples	10.9%
Consumer discretionary	8.4%
Materials	5.9%
Communication services	5.8%
Energy	4.2%
Real estate	2.2%
Utilities	0.7%
Short-term investments and other	5.1%
TOTAL	100.0%
Emerging Markets Value Trust
Financials	30.2%
Energy	13.7%
Materials	13.4%
Information technology	9.0%
Industrials	8.6%
Consumer discretionary	6.1%
Communication services	5.9%
Real estate	5.6%
Consumer staples	2.1%
Health care	2.0%
Utilities	1.2%
Short-term investments and other	2.2%
TOTAL	100.0%
Global Trust
Health care	18.2%
Consumer staples	12.5%
Consumer discretionary	10.7%
Industrials	9.1%
Financials	8.2%
Information technology	6.7%
Communication services	6.4%
Energy	4.4%
Materials	3.8%
Utilities	3.2%
Real estate	1.7%
Short-term investments and other	15.1%
TOTAL	100.0%
International Equity Index Trust
Financials	19.5%
Consumer discretionary	12.0%
Industrials	10.8%
Health care	10.6%
Consumer staples	10.2%
Information technology	10.0%
Communication services	7.3%
Materials	6.2%
Energy	4.9%
Utilities	3.7%
Real estate	2.7%
Short-term investments and other	2.1%
TOTAL	100.0%
International Small Company Trust
Industrials	23.6%
Financials	13.1%
Consumer discretionary	11.5%
Materials	11.4%
Information technology	9.7%
Consumer staples	6.1%
Real estate	5.7%
Health care	5.6%
Utilities	4.8%
Communication services	4.2%
Energy	2.2%
Short-term investments and other	2.1%
TOTAL	100.0%

John Hancock Variable Insurance Trust
Notes to Portfolio of Investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Debt obligations typically are valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mid-price of the last quoted bid and ask prices from the primary exchange where the option trades. Unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 p.m. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the portfolios' Pricing Committee, following procedures established by the Board of Trustees. The portfolios use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios' investments as of March 31, 2020, by major security category or type:
	Total value at 3-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
500 Index Trust
Investments in securities:
Assets
Common stocks	$4,734,641,862	$4,734,641,862	—	—
Short-term investments	169,527,909	35,789,152	$133,738,757	—
Total investments in securities	$4,904,169,771	$4,770,431,014	$133,738,757	—
Derivatives:
Assets
Futures	$6,020,807	$6,020,807	—	—

Active Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$335,888,892	—	$335,888,892	—
Foreign government obligations	4,106,139	—	4,106,139	—
Corporate bonds	284,414,413	—	284,414,413	—
Capital preferred securities	1,118,525	—	1,118,525	—
Municipal bonds	3,935,087	—	3,935,087	—
Term loans	156,548	—	156,548	—

	Total value at 3-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Active Bond Trust (continued)
Collateralized mortgage obligations	$60,508,879	—	$60,508,879	—
Asset backed securities	47,332,684	—	47,332,684	—
Preferred securities	1,060,577	$909,889	150,688	—
Escrow certificates	5,304	—	—	$5,304
Short-term investments	82,211,944	73,708,944	8,503,000	—
Total investments in securities	$820,738,992	$74,618,833	$746,114,855	$5,304

American Asset Allocation Trust
Investments in securities:
Assets
Investment companies	$1,165,954,113	$1,165,954,113	—	—
Total investments in securities	$1,165,954,113	$1,165,954,113	—	—

American Global Growth Trust
Investments in securities:
Assets
Investment companies	$176,689,479	$176,689,479	—	—
Total investments in securities	$176,689,479	$176,689,479	—	—

American Growth Trust
Investments in securities:
Assets
Investment companies	$718,999,501	$718,999,501	—	—
Total investments in securities	$718,999,501	$718,999,501	—	—

American Growth-Income Trust
Investments in securities:
Assets
Investment companies	$809,897,982	$809,897,982	—	—
Total investments in securities	$809,897,982	$809,897,982	—	—

American International Trust
Investments in securities:
Assets
Investment companies	$386,104,190	$386,104,190	—	—
Total investments in securities	$386,104,190	$386,104,190	—	—

Blue Chip Growth Trust
Investments in securities:
Assets
Common stocks
Communication services	$337,865,754	$288,492,531	$49,373,223	—
Consumer discretionary	360,016,273	360,016,273	—	—
Consumer staples	793,813	793,813	—	—
Energy	571,283	571,283	—	—
Financials	69,132,863	69,132,863	—	—
Health care	282,235,646	282,235,646	—	—
Industrials	66,885,639	66,885,639	—	—
Information technology	615,109,564	615,109,564	—	—
Materials	8,324,381	8,324,381	—	—
Real estate	621,459	621,459	—	—
Utilities	2,175,242	2,175,242	—	—

	Total value at 3-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Blue Chip Growth Trust (continued)
Short-term investments	$24,453,243	$24,453,243	—	—
Total investments in securities	$1,768,185,160	$1,718,811,937	$49,373,223	—

Capital Appreciation Trust
Investments in securities:
Assets
Common stocks
Communication services	$60,794,772	$56,426,806	$4,367,966	—
Consumer discretionary	96,433,081	88,843,922	7,589,159	—
Consumer staples	20,608,612	20,608,612	—	—
Financials	9,603,498	9,603,498	—	—
Health care	46,045,682	46,045,682	—	—
Industrials	14,094,264	14,094,264	—	—
Information technology	188,717,953	181,227,248	7,490,705	—
Real estate	4,792,895	4,792,895	—	—
Short-term investments	7,723,134	7,723,134	—	—
Total investments in securities	$448,813,891	$429,366,061	$19,447,830	—

Capital Appreciation Value Trust
Investments in securities:
Assets
Common stocks
Communication services	$14,579,312	$14,579,312	—	—
Consumer discretionary	27,787,758	27,787,758	—	—
Consumer staples	8,992,860	8,992,860	—	—
Energy	548,480	548,480	—	—
Financials	16,389,111	16,389,111	—	—
Health care	58,035,233	52,731,213	$5,304,020	—
Industrials	37,832,313	37,832,313	—	—
Information technology	55,027,376	55,027,376	—	—
Materials	3,610,683	3,610,683	—	—
Utilities	17,891,507	17,891,507	—	—
Preferred securities
Financials	5,686,249	5,686,249	—	—
Health care	4,842,590	4,842,590	—	—
Industrials	654,854	—	654,854	—
Utilities	6,404,553	6,404,553	—	—
Corporate bonds	40,606,121	—	40,606,121	—
Term loans	20,360,537	—	20,360,537	—
Asset backed securities	1,446,436	—	1,446,436	—
Short-term investments	36,289,705	32,931,705	3,358,000	—
Total investments in securities	$356,985,678	$285,255,710	$71,729,968	—
Derivatives:
Liabilities
Written options	$(765,902)	—	$(765,902)	—

Core Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$493,877,797	—	$493,877,797	—
Foreign government obligations	10,069,906	—	10,069,906	—
Corporate bonds	288,396,872	—	288,396,872	—
Municipal bonds	5,335,241	—	5,335,241	—
Collateralized mortgage obligations	96,655,521	—	96,655,521	—
Asset backed securities	95,654,371	—	95,654,371	—

	Total value at 3-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Core Bond Trust (continued)
Short-term investments	$20,415,537	$20,415,537	—	—
Total investments in securities	$1,010,405,245	$20,415,537	$989,989,708	—

Disciplined Value International Trust
Investments in securities:
Assets
Common stocks
Austria	$1,181,690	—	$1,181,690	—
Belgium	1,762,328	—	1,762,328	—
Bermuda	3,290,134	$3,290,134	—	—
Canada	8,672,976	8,672,976	—	—
China	870,639	—	870,639	—
Denmark	4,374,741	—	4,374,741	—
Finland	3,744,639	—	3,744,639	—
France	28,517,590	—	28,517,590	—
Germany	12,195,438	—	12,195,438	—
Greece	1,291,248	—	1,291,248	—
Hong Kong	5,784,259	—	5,784,259	—
Hungary	1,457,020	—	1,457,020	—
Indonesia	2,052,341	—	2,052,341	—
Ireland	2,673,949	—	2,673,949	—
Italy	3,474,578	—	3,474,578	—
Japan	47,698,050	—	47,698,050	—
Macau	1,422,925	—	1,422,925	—
Netherlands	8,041,894	2,146,975	5,894,919	—
Norway	1,844,482	—	1,844,482	—
Singapore	2,862,380	—	2,862,380	—
South Korea	8,617,667	2,182,605	6,435,062	—
Spain	1,891,772	—	1,891,772	—
Sweden	3,473,599	—	3,473,599	—
Switzerland	16,520,047	—	16,520,047	—
Taiwan	932,418	—	932,418	—
United Kingdom	35,653,443	5,421,765	30,231,678	—
United States	876,117	876,117	—	—
Short-term investments	10,883,099	10,883,099	—	—
Total investments in securities	$222,061,463	$33,473,671	$188,587,792	—

Emerging Markets Value Trust
Investments in securities:
Assets
Common stocks
Australia	$27,115	—	$27,115	—
Belgium	11,516	—	11,516	—
Brazil	6,293,776	$6,293,776	—	—
Chile	1,342,238	—	1,342,238	—
China	32,340,534	2,263,779	30,012,905	$63,850
Colombia	329,160	329,160	—	—
Czech Republic	284,145	—	284,145	—
Greece	422,113	—	422,113	—
Hong Kong	14,270,755	673,121	13,544,837	52,797
Hungary	492,070	—	492,070	—
India	18,552,733	300,296	18,246,271	6,166
Indonesia	2,500,503	—	2,463,660	36,843
Malaysia	3,644,891	—	3,644,891	—
Mexico	3,789,948	3,789,948	—	—
Philippines	1,939,058	—	1,937,773	1,285
Poland	1,123,927	—	1,123,927	—

	Total value at 3-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Emerging Markets Value Trust (continued)
Russia	$2,847,328	—	$2,847,328	—
South Africa	6,768,069	$813,081	5,954,988	—
South Korea	23,518,914	3,051,022	20,467,879	$13
Taiwan	28,327,511	—	28,327,511	—
Thailand	3,863,834	—	3,863,834	—
Turkey	1,129,889	—	1,129,105	784
Ukraine	78,001	—	78,001	—
United States	76,872	—	76,872	—
Preferred securities	2,384,811	2,384,811	—	—
Short-term investments	3,857,533	3,857,533	—	—
Total investments in securities	$160,217,244	$23,756,527	$136,298,979	$161,738
Derivatives:
Assets
Futures	$22,399	$22,399	—	—

Equity Income Trust
Investments in securities:
Assets
Common stocks
Communication services	$71,394,606	$68,659,966	$2,734,640	—
Consumer discretionary	25,943,304	25,943,304	—	—
Consumer staples	112,740,406	112,740,406	—	—
Energy	93,579,547	64,260,261	29,319,286	—
Financials	243,719,366	243,719,366	—	—
Health care	181,145,495	175,738,001	5,407,494	—
Industrials	138,518,287	138,518,287	—	—
Information technology	101,281,478	101,281,478	—	—
Materials	53,028,727	51,357,612	1,671,115	—
Real estate	40,854,354	40,854,354	—	—
Utilities	103,366,075	103,366,075	—	—
Preferred securities	31,385,466	31,385,466	—	—
Convertible bonds	2,265,806	—	2,265,806	—
Short-term investments	34,858,112	34,858,112	—	—
Total investments in securities	$1,234,081,029	$1,192,682,688	$41,398,341	—

Financial Industries Trust
Investments in securities:
Assets
Common stocks
Financials
Banks	$33,096,996	$33,096,996	—	—
Capital markets	14,991,650	12,878,611	$2,113,039	—
Consumer finance	1,846,444	1,846,444	—	—
Diversified financial services	5,639,590	5,238,007	401,583	—
Insurance	19,610,643	19,610,643	—	—
Thrifts and mortgage finance	952,045	952,045	—	—
Information technology
IT services	11,640,728	8,739,447	2,901,281	—
Real estate
Equity real estate investment trusts	7,899,873	6,780,213	1,119,660	—
Real estate management and development	787,748	—	787,748	—
Convertible bonds	588,935	—	588,935	—
Short-term investments	5,490,212	258,212	5,232,000	—
Total investments in securities	$102,544,864	$89,400,618	$13,144,246	—

	Total value at 3-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Financial Industries Trust (continued)
Derivatives:
Assets
Forward foreign currency contracts	$181,359	—	$181,359	—
Liabilities
Forward foreign currency contracts	(101,309)	—	(101,309)	—

Fundamental All Cap Core Trust
Investments in securities:
Assets
Common stocks
Communication services	$241,057,010	$241,057,010	—	—
Consumer discretionary	276,125,274	259,576,068	$16,549,206	—
Consumer staples	70,872,319	70,872,319	—	—
Energy	47,460,726	47,460,726	—	—
Financials	232,711,156	232,711,156	—	—
Health care	59,748,715	59,748,715	—	—
Industrials	106,647,329	106,647,329	—	—
Information technology	250,988,520	234,404,010	16,584,510	—
Real estate	77,574,256	77,574,256	—	—
Short-term investments	16,288,000	—	16,288,000	—
Total investments in securities	$1,379,473,305	$1,330,051,589	$49,421,716	—

Fundamental Large Cap Value Trust
Investments in securities:
Assets
Common stocks
Communication services	$44,954,322	$44,954,322	—	—
Consumer discretionary	34,308,687	29,643,821	$4,664,866	—
Consumer staples	56,350,981	33,161,656	23,189,325	—
Energy	35,872,877	35,872,877	—	—
Financials	110,461,797	110,461,797	—	—
Health care	59,847,482	59,847,482	—	—
Industrials	45,554,578	45,554,578	—	—
Information technology	59,387,750	53,464,078	5,923,672	—
Real estate	3,636,207	3,636,207	—	—
Short-term investments	26,846,000	—	26,846,000	—
Total investments in securities	$477,220,681	$416,596,818	$60,623,863	—

Global Trust
Investments in securities:
Assets
Common stocks
Belgium	$1,640,912	—	$1,640,912	—
Canada	3,509,005	$3,509,005	—	—
China	3,056,867	2,988,908	67,959	—
Denmark	2,002,298	—	2,002,298	—
France	7,245,800	—	7,245,800	—
Germany	10,995,832	—	10,995,832	—
Hong Kong	5,291,715	—	5,291,715	—
India	672,130	—	672,130	—
Italy	1,008,078	—	1,008,078	—
Japan	22,330,854	—	22,330,854	—
Luxembourg	1,155,135	—	1,155,135	—
Netherlands	2,402,643	516,488	1,886,155	—
Singapore	2,921,510	—	2,921,510	—

	Total value at 3-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Global Trust (continued)
South Korea	$3,611,704	—	$3,611,704	—
Switzerland	5,492,869	—	5,492,869	—
Thailand	87,930	—	87,930	—
United Kingdom	5,893,013	—	5,893,013	—
United States	36,665,946	$36,665,946	—	—
Exchange-traded funds	6,773,766	6,773,766	—	—
Short-term investments	1,399,327	99,327	1,300,000	—
Total investments in securities	$124,157,334	$50,553,440	$73,603,894	—

Health Sciences Trust
Investments in securities:
Assets
Common stocks
Consumer discretionary	$221,964	—	—	$221,964
Health care	222,298,400	$205,179,194	$16,714,277	404,929
Industrials	957,564	957,564	—	—
Preferred securities
Consumer discretionary	495,646	—	—	495,646
Health care	1,632,508	576,272	1,056,236	—
Information technology	449,192	—	—	449,192
Rights	246,605	246,605	—	—
Short-term investments	7,411,880	7,411,880	—	—
Total investments in securities	$233,713,759	$214,371,515	$17,770,513	$1,571,731

High Yield Trust
Investments in securities:
Assets
Foreign government obligations	$1,077,500	—	$1,077,500	—
Corporate bonds	137,936,696	—	137,936,696	—
Convertible bonds	1,196,005	—	1,196,005	—
Term loans	9,452,283	—	8,940,083	$512,200
Asset backed securities	5,980,414	—	5,980,414	—
Common stocks	487,841	$418,873	—	68,968
Preferred securities	1,537,813	1,537,813	—	—
Escrow shares	11,275	—	—	11,275
Short-term investments	10,828,974	10,828,974	—	—
Total investments in securities	$168,508,801	$12,785,660	$155,130,698	$592,443
Derivatives:
Assets
Futures	$406,619	$406,619	—	—
Forward foreign currency contracts	57,720	—	$57,720	—
Liabilities
Futures	(178,209)	(178,209)	—	—
Forward foreign currency contracts	(119,409)	—	(119,409)	—
Swap contracts	(34,591)	—	(34,591)	—

International Equity Index Trust
Investments in securities:
Assets
Common stocks
Argentina	$210,970	$210,970	—	—
Australia	25,187,046	—	$25,171,307	$15,739
Austria	686,323	—	686,323	—
Belgium	3,660,118	—	3,660,118	—
Brazil	5,661,637	5,661,637	—	—

	Total value at 3-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Equity Index Trust (continued)
Canada	$39,131,807	$38,748,099	$383,708	—
Chile	626,615	409,572	217,043	—
China	60,641,538	19,958,274	40,671,375	$11,889
Colombia	166,872	166,872	—	—
Czech Republic	221,536	—	221,536	—
Denmark	9,403,872	—	9,403,872	—
Egypt	190,415	—	190,415	—
Finland	5,043,766	—	5,043,766	—
France	43,088,205	—	43,088,205	—
Germany	31,044,813	—	31,044,813	—
Greece	329,895	—	326,803	3,092
Hong Kong	22,098,378	151,529	21,946,849	—
Hungary	370,368	—	370,368	—
India	12,536,901	1,861,916	10,674,985	—
Indonesia	2,500,886	6,892	2,493,994	—
Ireland	3,807,708	118,007	3,689,701	—
Isle of Man	157,590	—	157,590	—
Israel	2,228,116	676,309	1,551,807	—
Italy	8,453,222	—	8,453,222	—
Japan	107,757,456	—	107,757,456	—
Luxembourg	965,899	—	965,899	—
Macau	418,078	—	418,078	—
Malaysia	3,043,752	—	3,043,752	—
Mexico	3,041,941	3,041,941	—	—
Netherlands	18,679,948	826,729	17,853,219	—
New Zealand	1,133,967	—	1,133,967	—
Norway	2,290,734	—	2,290,734	—
Peru	487,951	487,951	—	—
Philippines	1,340,322	—	1,340,322	—
Poland	1,236,219	—	1,236,219	—
Portugal	686,359	—	686,359	—
Romania	57,884	—	57,884	—
Russia	5,526,829	4,440,529	1,086,300	—
Singapore	5,083,648	—	5,083,648	—
South Africa	6,069,048	—	6,069,048	—
South Korea	18,467,933	71,383	18,396,550	—
Spain	11,071,205	52,060	11,019,145	—
Sweden	11,240,788	—	11,240,788	—
Switzerland	45,490,657	—	45,490,657	—
Taiwan	19,505,768	—	19,505,768	—
Thailand	3,789,687	—	3,789,687	—
Turkey	767,889	—	767,889	—
United Arab Emirates	5,812	—	5,812	—
United Kingdom	57,377,600	—	57,377,600	—
United States	336,631	251,058	85,573	—
Preferred securities
Brazil	2,301,486	2,301,486	—	—
Germany	1,984,829	—	1,984,829	—
South Korea	1,101,844	—	1,101,844	—
Warrants	533	533	—	—
Short-term investments	25,730,433	25,730,433	—	—
Total investments in securities	$634,441,727	$105,174,180	$529,236,827	$30,720
Derivatives:
Assets
Futures	$8,652	$8,652	—	—
Liabilities
Futures	(257,730)	(257,730)	—	—

	Total value at 3-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Small Company Trust
Investments in securities:
Assets
Common stocks
Australia	$4,252,205	$30,601	$4,179,829	$41,775
Austria	1,293,972	—	1,293,972	—
Belgium	1,243,437	—	1,243,437	—
Bermuda	94,897	—	94,897	—
Canada	5,729,152	5,728,994	157	1
China	94,055	—	94,055	—
Colombia	5,393	5,393	—	—
Denmark	1,675,350	—	1,675,350	—
Finland	2,074,786	—	2,074,786	—
France	3,038,279	—	3,038,279	—
Gabon	2,126	—	2,126	—
Georgia	36,472	—	36,472	—
Germany	4,533,834	—	4,533,834	—
Gibraltar	18,688	—	18,688	—
Greece	67	—	—	67
Guernsey, Channel Islands	2,141	—	2,141	—
Hong Kong	1,959,283	—	1,920,736	38,547
Ireland	344,548	—	344,548	—
Isle of Man	40,202	—	40,202	—
Israel	1,070,326	2,401	1,067,925	—
Italy	3,204,628	—	3,204,628	—
Japan	21,111,585	—	21,111,585	—
Jersey, Channel Islands	147,498	—	147,498	—
Liechtenstein	53,413	—	53,413	—
Luxembourg	265,083	—	265,083	—
Macau	14,552	—	14,552	—
Malaysia	28,873	—	28,873	—
Malta	30,241	—	30,241	—
Monaco	62,051	45,258	16,793	—
Netherlands	2,467,735	—	2,467,735	—
New Zealand	442,744	—	442,744	—
Norway	641,255	—	641,255	—
Peru	21,600	—	21,600	—
Portugal	278,293	—	278,293	—
Russia	73,890	—	73,890	—
Singapore	931,114	—	900,981	30,133
South Africa	6,514	—	6,514	—
Spain	1,774,189	—	1,774,189	—
Sweden	2,347,564	—	2,347,564	—
Switzerland	4,846,357	—	4,846,357	—
United Kingdom	10,287,836	—	10,283,605	4,231
United States	279,073	146,393	132,680	—
Preferred securities	233,808	—	233,808	—
Short-term investments	6,766,133	6,766,133	—	—
Total investments in securities	$83,825,242	$12,725,173	$70,985,315	$114,754
Derivatives:
Assets
Futures	$72,624	$72,624	—	—

Investment Quality Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$170,719,804	—	$170,719,804	—

	Total value at 3-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investment Quality Bond Trust (continued)
Foreign government obligations	$3,038,072	—	$3,038,072	—
Corporate bonds	83,201,142	—	83,201,142	—
Municipal bonds	2,596,212	—	2,596,212	—
Term loans	3,422,460	—	3,422,460	—
Collateralized mortgage obligations	43,645,954	—	43,645,954	—
Asset backed securities	24,469,278	—	24,469,278	—
Purchased options	3,937	—	3,937	—
Certificate of deposit	49,917	—	49,917	—
Short-term investments	8,931,678	$4,047,562	4,884,116	—
Total investments in securities	$340,078,454	$4,047,562	$336,030,892	—
Derivatives:
Assets
Futures	$237,256	$237,256	—	—
Forward foreign currency contracts	419,077	—	$419,077	—
Liabilities
Futures	(439,824)	(439,824)	—	—
Forward foreign currency contracts	(26,055)	—	(26,055)	—
Swap contracts	(6,040,779)	—	(6,040,779)	—

Lifestyle Aggressive Portfolio
Investments in securities:
Assets
Affiliated investment companies	$23,968,626	$23,968,626	—	—
Unaffiliated investment companies	5,087,790	5,087,790	—	—
Short-term investments	12,774	12,774	—	—
Total investments in securities	$29,069,190	$29,069,190	—	—

Lifestyle Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$829,554,095	$829,554,095	—	—
Total investments in securities	$829,554,095	$829,554,095	—	—

Lifestyle Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$182,878,083	$182,878,083	—	—
Short-term investments	621	621	—	—
Total investments in securities	$182,878,704	$182,878,704	—	—

Lifestyle Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$4,925,479,651	$4,925,479,651	—	—
Total investments in securities	$4,925,479,651	$4,925,479,651	—	—

Lifestyle Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$264,357,911	$264,357,911	—	—

	Total value at 3-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Lifestyle Moderate Portfolio (continued)
Short-term investments	$338	$338	—	—
Total investments in securities	$264,358,249	$264,358,249	—	—

Managed Volatility Aggressive Portfolio
Investments in securities:
Assets
Affiliated investment companies	$230,957,957	$230,957,957	—	—
Unaffiliated investment companies	29,511,301	29,511,301	—	—
Short-term investments	5,699,706	5,485,287	$214,419	—
Total investments in securities	$266,168,964	$265,954,545	$214,419	—
Derivatives:
Assets
Futures	$2,747,071	$2,747,071	—	—
Liabilities
Futures	(4,364,125)	(4,364,125)	—	—

Managed Volatility Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$5,262,347,848	$5,262,347,848	—	—
Unaffiliated investment companies	33,700,603	33,700,603	—	—
Short-term investments	44,552,542	26,029,213	$18,523,329	—
Total investments in securities	$5,340,600,993	$5,322,077,664	$18,523,329	—
Derivatives:
Liabilities
Futures	$(86,057,416)	$(86,057,416)	—	—

Managed Volatility Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$981,708,142	$981,708,142	—	—
Unaffiliated investment companies	3,929,471	3,929,471	—	—
Short-term investments	7,026,335	4,585,755	$2,440,580	—
Total investments in securities	$992,663,948	$990,223,368	$2,440,580	—
Derivatives:
Liabilities
Futures	$(12,909,714)	$(12,909,714)	—	—

Managed Volatility Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$6,151,746,601	$6,151,746,601	—	—
Unaffiliated investment companies	43,876,120	43,876,120	—	—
Short-term investments	20,117,289	10,908,282	$9,209,007	—
Total investments in securities	$6,215,740,010	$6,206,531,003	$9,209,007	—
Derivatives:
Assets
Futures	$2,865,808	$2,865,808	—	—
Liabilities
Futures	(107,101,677)	(107,101,677)	—	—

	Total value at 3-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Volatility Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,547,374,834	$1,547,374,834	—	—
Unaffiliated investment companies	12,578,344	12,578,344	—	—
Short-term investments	9,820,252	5,302,156	$4,518,096	—
Total investments in securities	$1,569,773,430	$1,565,255,334	$4,518,096	—
Derivatives:
Liabilities
Futures	$(24,701,224)	$(24,701,224)	—	—

Mid Cap Index Trust
Investments in securities:
Assets
Common stocks	$883,590,097	$883,590,097	—	—
Short-term investments	56,109,706	41,259,706	$14,850,000	—
Total investments in securities	$939,699,803	$924,849,803	$14,850,000	—
Derivatives:
Assets
Futures	$429,511	$429,511	—	—

Mid Cap Stock Trust
Investments in securities:
Assets
Common stocks
Communication services	$40,788,392	$40,788,392	—	—
Consumer discretionary	81,042,889	80,612,935	—	$429,954
Consumer staples	26,218,252	26,218,252	—	—
Financials	7,107,963	7,107,963	—	—
Health care	160,169,126	150,649,147	$9,519,979	—
Industrials	53,518,267	53,518,267	—	—
Information technology	189,268,444	185,067,012	—	4,201,432
Preferred securities	17,974,509	—	—	17,974,509
Exchange-traded funds	21,679,983	21,679,983	—	—
Short-term investments	39,402,793	36,802,793	2,600,000	—
Total investments in securities	$637,170,618	$602,444,744	$12,119,979	$22,605,895

Mid Value Trust
Investments in securities:
Assets
Common stocks
Communication services	$21,622,100	$21,622,100	—	—
Consumer discretionary	14,129,147	14,129,147	—	—
Consumer staples	46,356,831	42,715,552	$3,641,279	—
Energy	45,688,927	43,514,886	2,174,041	—
Financials	87,812,765	82,399,949	5,412,816	—
Health care	81,561,934	79,109,673	2,452,261	—
Industrials	40,883,879	40,883,879	—	—
Information technology	16,003,001	16,003,001	—	—
Materials	54,250,991	48,428,260	5,822,731	—
Real estate	31,264,567	31,264,567	—	—
Utilities	20,882,245	20,882,245	—	—
Preferred securities	1,694,646	1,694,646	—	—

	Total value at 3-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Mid Value Trust (continued)
Short-term investments	$28,900,230	$28,900,230	—	—
Total investments in securities	$491,051,263	$471,548,135	$19,503,128	—

Mutual Shares Trust
Investments in securities:
Assets
Common stocks
Communication services	$9,873,533	$9,030,028	$843,505	—
Consumer discretionary	4,556,566	4,556,566	—	—
Consumer staples	11,657,616	9,814,676	1,842,940	—
Energy	6,825,039	4,537,186	2,287,853	—
Financials	15,539,576	14,630,339	909,237	—
Health care	19,061,182	16,555,829	2,505,353	—
Industrials	5,724,349	3,691,200	2,033,149	—
Information technology	12,450,894	9,985,186	2,465,708	—
Materials	1,713,760	1,713,760	—	—
Real estate	1,069,830	1,069,830	—	—
Exchange-traded funds	5,000,719	5,000,719	—	—
Corporate bonds	263,337	—	263,337	—
Escrow certificates	11,199	—	—	$11,199
Short-term investments	4,343,909	143,927	4,199,982	—
Total investments in securities	$98,091,509	$80,729,246	$17,351,064	$11,199
Derivatives:
Assets
Forward foreign currency contracts	$102,617	—	$102,617	—

Opportunistic Fixed Income Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$49,919,602	—	$49,919,602	—
Foreign government obligations	75,088,235	—	75,088,235	—
Corporate bonds	18,603,773	—	18,603,773	—
Convertible bonds	122,594	—	122,594	—
Term loans	5,937,954	—	5,937,954	—
Collateralized mortgage obligations	4,707,821	—	4,707,821	—
Asset backed securities	5,655,930	—	5,655,930	—
Exchange-traded funds	16,447,019	$16,447,019	—	—
Short-term investments	38,860,612	38,860,612	—	—
Total investments in securities	$215,343,540	$55,307,631	$160,035,909	—
Derivatives:
Assets
Futures	$278,250	$278,250	—	—
Forward foreign currency contracts	2,693,105	—	$2,693,105	—
Swap contracts	3,821,597	—	3,821,597	—
Liabilities
Futures	(81,627)	(81,627)	—	—
Forward foreign currency contracts	(2,481,807)	—	(2,481,807)	—
Swap contracts	(1,427,687)	—	(1,427,687)	—

Real Estate Securities Trust
Investments in securities:
Assets
Common stocks	$266,680,138	$266,680,138	—	—

	Total value at 3-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Real Estate Securities Trust (continued)
Short-term investments	$4,623,059	$4,623,059	—	—
Total investments in securities	$271,303,197	$271,303,197	—	—

Science & Technology Trust
Investments in securities:
Assets
Common stocks
Communication services	$133,326,259	$109,839,570	$23,486,689	—
Consumer discretionary	120,529,527	91,180,509	29,349,018	—
Health care	10,390,504	10,390,504	—	—
Industrials	4,835,247	4,835,247	—	—
Information technology	375,233,355	353,038,043	22,195,312	—
Real estate	749,484	749,484	—	—
Preferred securities	1,180,756	—	—	$1,180,756
Short-term investments	45,215,047	32,299,047	12,916,000	—
Total investments in securities	$691,460,179	$602,332,404	$87,947,019	$1,180,756

Select Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$2,900,863,848	—	$2,900,863,848	—
Foreign government obligations	35,451,321	—	35,451,321	—
Corporate bonds	2,628,622,196	—	2,628,622,196	—
Municipal bonds	57,491,250	—	57,491,250	—
Collateralized mortgage obligations	694,037,415	—	694,037,415	—
Asset backed securities	546,039,632	—	546,039,632	—
Preferred securities	7,946,059	$7,946,059	—	—
Short-term investments	206,105,520	88,354,520	117,751,000	—
Total investments in securities	$7,076,557,241	$96,300,579	$6,980,256,662	—
Liabilities
Sale commitments outstanding	$(41,986,872)	—	$(41,986,872)	—
Derivatives:
Assets
Futures	343,733	$343,733	—	—

Short Term Government Income Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$176,156,741	—	$176,156,741	—
Municipal bonds	8,208,740	—	8,208,740	—
Collateralized mortgage obligations	3,628,972	—	3,628,972	—
Short-term investments	3,618,000	—	3,618,000	—
Total investments in securities	$191,612,453	—	$191,612,453	—
Derivatives:
Assets
Futures	$102,361	$102,361	—	—

Small Cap Index Trust
Investments in securities:
Assets
Common stocks
Communication services	$8,874,603	$8,871,807	—	$2,796
Consumer discretionary	34,118,829	34,107,446	$11,383	—

	Total value at 3-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Small Cap Index Trust (continued)
Consumer staples	$13,258,988	$13,258,988	—	—
Energy	6,675,238	6,675,238	—	—
Financials	65,230,524	65,228,356	—	$2,168
Health care	83,061,115	83,014,289	—	46,826
Industrials	59,603,693	59,603,693	—	—
Information technology	59,183,658	59,183,658	—	—
Materials	13,343,665	13,343,665	—	—
Real estate	29,580,786	29,580,786	—	—
Utilities	17,351,761	17,351,761	—	—
Preferred securities	33,402	33,402	—	—
Rights	29,959	29,959	—	—
Short-term investments	36,435,311	26,376,311	$10,059,000	—
Total investments in securities	$426,781,532	$416,659,359	$10,070,383	$51,790
Derivatives:
Assets
Futures	$507,567	$507,567	—	—

Small Cap Opportunities Trust
Investments in securities:
Assets
Common stocks
Communication services	$1,722,174	$1,722,146	—	$28
Consumer discretionary	10,450,264	10,450,264	—	—
Consumer staples	3,427,599	3,427,599	—	—
Energy	3,132,193	3,132,193	—	—
Financials	18,941,462	18,940,076	—	1,386
Health care	12,595,479	12,588,544	—	6,935
Industrials	16,870,513	16,870,513	—	—
Information technology	12,872,248	12,872,248	—	—
Materials	5,477,661	5,477,661	—	—
Real estate	1,851,445	1,851,445	—	—
Utilities	172,574	172,574	—	—
Short-term investments	2,633,716	2,633,716	—	—
Total investments in securities	$90,147,328	$90,138,979	—	$8,349

Small Cap Stock Trust
Investments in securities:
Assets
Common stocks
Communication services	$3,514,168	$3,514,168	—	—
Consumer discretionary	37,237,330	37,237,330	—	—
Consumer staples	5,005,796	5,005,796	—	—
Financials	10,048,684	10,048,684	—	—
Health care	72,144,681	72,144,681	—	—
Industrials	27,587,311	27,587,311	—	—
Information technology	52,784,292	51,485,963	—	$1,298,329
Materials	639,549	639,549	—	—
Real estate	7,101,324	7,101,324	—	—
Preferred securities	2,594,619	—	—	2,594,619
Short-term investments	14,055,701	12,255,701	$1,800,000	—
Total investments in securities	$232,713,455	$227,020,507	$1,800,000	$3,892,948

	Total value at 3-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Small Cap Value Trust
Investments in securities:
Assets
Common stocks
Consumer discretionary	$19,477,513	$19,477,513	—	—
Consumer staples	14,775,097	5,674,923	$9,100,174	—
Energy	14,441,094	14,441,094	—	—
Financials	64,296,988	64,296,988	—	—
Health care	12,565,132	12,565,132	—	—
Industrials	98,636,776	94,351,094	4,285,682	—
Information technology	30,176,696	30,176,696	—	—
Materials	19,514,944	19,514,944	—	—
Real estate	34,614,801	34,614,801	—	—
Utilities	7,665,839	7,665,839	—	—
Short-term investments	18,433,630	6,733,630	11,700,000	—
Total investments in securities	$334,598,510	$309,512,654	$25,085,856	—

Small Company Value Trust
Investments in securities:
Assets
Common stocks	$97,845,741	$97,845,741	—	—
Short-term investments	9,493,715	9,493,715	—	—
Total investments in securities	$107,339,456	$107,339,456	—	—

Strategic Equity Allocation Trust
Investments in securities:
Assets
Common stocks
Communication services	$587,763,956	$456,161,956	$131,599,785	$2,215
Consumer discretionary	742,706,933	490,652,114	251,981,754	73,065
Consumer staples	644,045,723	349,692,745	294,352,978	—
Energy	210,958,509	118,484,937	92,473,572	—
Financials	965,712,159	579,493,396	386,217,231	1,532
Health care	1,088,345,962	756,226,457	332,090,101	29,404
Industrials	799,992,774	465,343,722	334,649,052	—
Information technology	1,351,340,049	1,182,096,434	169,243,615	—
Materials	298,939,504	140,969,823	157,969,681	—
Real estate	273,672,867	196,105,210	77,567,657	—
Utilities	284,193,931	185,690,718	98,503,213	—
Preferred securities
Communication services	23,872	23,872	—	—
Consumer discretionary	6,263,667	—	6,263,667	—
Consumer staples	2,961,878	—	2,961,878	—
Health care	1,769,877	—	1,769,877	—
Materials	516,047	—	516,047	—
Rights	18,588	18,588	—	—
Short-term investments	305,346,937	120,729,941	184,616,996	—
Total investments in securities	$7,564,573,233	$5,041,689,913	$2,522,777,104	$106,216
Derivatives:
Assets
Futures	$15,172,024	$15,172,024	—	—

	Total value at 3-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Strategic Income Opportunities Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$56,306,569	—	$56,306,569	—
Foreign government obligations	72,647,588	—	72,647,588	—
Corporate bonds	200,190,120	—	200,190,120	—
Convertible bonds	5,681,672	—	5,681,672	—
Capital preferred securities	5,401,966	—	5,401,966	—
Term loans	30,786	—	30,786	—
Collateralized mortgage obligations	20,727,596	—	20,727,596	—
Asset backed securities	16,235,998	—	16,235,998	—
Common stocks	6,908,606	$6,908,606	—	—
Preferred securities	20,479,191	15,899,769	4,579,422	—
Purchased options	8,631	—	8,631	—
Short-term investments	8,580,714	3,564,714	5,016,000	—
Total investments in securities	$413,199,437	$26,373,089	$386,826,348	—
Derivatives:
Assets
Forward foreign currency contracts	$7,252,136	—	$7,252,136	—
Liabilities
Futures	(40,072)	$(40,072)	—	—
Forward foreign currency contracts	(3,337,293)	—	(3,337,293)	—

Total Bond Market Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$457,747,766	—	$457,747,766	—
Foreign government obligations	9,443,518	—	9,443,518	—
Corporate bonds	178,446,050	—	178,446,050	—
Municipal bonds	5,331,081	—	5,331,081	—
Collateralized mortgage obligations	18,476,796	—	18,476,796	—
Asset backed securities	613,586	—	613,586	—
Short-term investments	110,849,621	$110,849,621	—	—
Total investments in securities	$780,908,418	$110,849,621	$670,058,797	—

Total Stock Market Index Trust
Investments in securities:
Assets
Common stocks
Communication services	$59,218,728	$59,218,209	$141	$378
Consumer discretionary	57,671,204	57,668,883	2,292	29
Consumer staples	44,261,622	44,261,622	—	—
Energy	15,335,282	15,335,157	—	125
Financials	64,833,102	64,832,811	—	291
Health care	81,667,143	81,652,631	—	14,512
Industrials	49,174,141	49,174,141	—	—
Information technology	135,770,451	135,770,451	—	—
Materials	12,243,506	12,243,311	—	195
Real estate	20,516,289	20,507,933	—	8,356
Utilities	18,707,903	18,707,903	—	—
Preferred securities	13,074	13,074	—	—
Rights	62,313	62,313	—	—
Warrants	267	134	—	133
Short-term investments	24,858,014	7,371,014	17,487,000	—
Total investments in securities	$584,333,039	$566,819,587	$17,489,433	$24,019

	Total value at 3-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Total Stock Market Index Trust (continued)
Derivatives:
Assets
Futures	$781,103	$781,103	—	—

Ultra Short Term Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$4,442,896	—	$4,442,896	—
Corporate bonds	146,601,218	—	146,601,218	—
Collateralized mortgage obligations	882,110	—	882,110	—
Asset backed securities	55,885,822	—	55,885,822	—
Short-term investments	91,180,497	$10,614,562	80,565,935	—
Total investments in securities	$298,992,543	$10,614,562	$288,377,981	—
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3, if any, represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred into Level 3 because of a lack of observable market data which resulted from an absence of market activity for these securities. In addition, securities were transferred from Level 3 since observable market data became available due to the increased market activity of these securities.
Mid Cap Stock Trust	Common stocks	Preferred securities	Total
Balance as of 12-31-19	$4,166,029	$19,348,045	$23,514,074
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	465,357	(1,373,536)	(908,179)
Purchases	—	—	—
Sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of 3-31-20	$4,631,386	$17,974,509	$22,605,895
Change in unrealized at period end[1]	$465,357	$(1,373,536)	$(908,179)

[1]	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
Small Cap Stock Trust	Common stocks	Preferred securities	Total
Balance as of 12-31-19	$1,125,780	$2,630,819	$3,756,599
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	172,549	(36,200)	136,349
Purchases	—	—	—
Sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of 3-31-20	$1,298,329	$2,594,619	$3,892,948
Change in unrealized at period end[1]	$172,549	$(36,200)	$136,349

[1]	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the portfolios' Level 3 securities are outlined in the table below.
Mid Cap Stock Trust	Fair Value at 3-31-20	Valuation technique	Significant unobservable inputs	Input/Range*
Common stocks	$4,201,432	Transactions Indicative of Value	Exchange Ratio Discount	0.3574 10%
	429,954	Market Comparable	EV to revenue multiple Discount	3.66x 12.5%
	$4,631,386

Mid Cap Stock Trust	Fair Value at 3-31-20	Valuation technique	Significant unobservable inputs	Input/Range*
Preferred securities	$2,016,317	Transactions Indicative of Value Option Model	Prior/recent transactions OPM - Volatility Discount	$8.62 - $19.19 44% - 56% 20%
	9,494,889	Market Comparable	EV to revenue multiple Discount	0.95x - 3.66x (weighted average 1.45x) 12.5% - 17.5% (weighted average 16.99%)
	6,414,872	Market Comparable	EV to revenue multiple Discount OPM - Volatility	2.81x - 4.51x (weighted average 3.36x) 25% 20% - 45% (weighted average 34.5%)
	48,431	Recovery Value	Expected future value Discount	0.355 55%
	$17,974,509

Total	$22,605,895
Small Cap Stock Trust	Fair Value at 3-31-20	Valuation technique	Significant unobservable inputs	Input/Range*
Common stocks	$1,298,329	Transactions Indicative of Value	Exchange Ratio Discount	0.3574 10%
Preferred securities	$2,594,619	Market Comparable	EV to revenue multiple Discount OPM - Volatility	2.81x - 3.24x (weighted average 3.07x) 25% 20% - 45% (weighted average 35.2%)
Total	$3,892,948
*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security's fair value as a percentage of the total fair value.
A change to unobservable inputs of the portfolios' Level 3 securities as of March 31, 2020, could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Discount	Decrease	Increase
Enterprise value (“EV”) to revenue multiple	Increase	Decrease
Exchange Ratio	Increase	Decrease
Expected future value	Increase	Decrease
Options Pricing Method (OPM) - Volatility	Variable	Variable
Prior/recent transactions	Increase	Decrease
Investment in affiliated underlying funds. Lifestyle Aggressive Portfolio, Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio, Lifestyle Moderate Portfolio, Managed Volatility Aggressive Portfolio, Managed Volatility Balanced Portfolio, Managed Volatility Conservative Portfolio, Managed Volatility Growth Portfolio and Managed Volatility Growth Portfolio invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each underlying funds’ net assets.
Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
500 Index Trust
John Hancock Collateral Trust	3,579,810	$35,112,410	$170,095,448	$(169,433,137)	$(4,431)	$18,862	$32,452	—	$35,789,152
Active Bond Trust
John Hancock Collateral Trust	1,783,589	$8,396,803	$46,979,337	$(37,537,577)	$(7,771)	$639	$25,536	—	$17,831,431
Blue Chip Growth Trust
John Hancock Collateral Trust	1,721,226	$22,232,407	$41,265,286	$(46,283,637)	$(6,047)	$(51)	$22,935	—	$17,207,958
Capital Appreciation Trust
John Hancock Collateral Trust	92,166	$16,001,464	$58,007,101	$(73,079,003)	$(8,518)	$388	$9,622	—	$921,432
Capital Appreciation Value Trust
John Hancock Collateral Trust	697,307	$9,357,920	$14,091,559	$(16,474,836)	$(3,685)	$365	$17,808	—	$6,971,323
Core Bond Trust

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	902,996	$10,362,959	$73,675,080	$(75,010,000)	$(4,186)	$3,847	$9,893	—	$9,027,700
Disciplined Value International Trust
John Hancock Collateral Trust	584,906	$301,558	$12,506,798	$(6,959,776)	$(3,997)	$3,016	$2,172	—	$5,847,599
Emerging Markets Value Trust
John Hancock Collateral Trust	385,850	$2,739,712	$9,311,634	$(8,192,312)	$(1,376)	$(125)	$16,306	—	$3,857,533
Equity Income Trust
John Hancock Collateral Trust	1,877,830	$27,903,159	$29,634,423	$(38,743,764)	$(8,994)	$(11,221)	$25,472	—	$18,773,603
Financial Industries Trust
John Hancock Collateral Trust	25,828	$2,126,965	$2,530,600	$(4,399,430)	$(45)	$122	$649	—	$258,212
Global Trust
John Hancock Collateral Trust	9,935	$5,792,264	$13,246,434	$(18,935,587)	$(3,991)	$207	$6,255	—	$99,327
High Yield Trust
John Hancock Collateral Trust	749,833	$15,941,751	$20,442,382	$(28,882,461)	$(4,164)	$(1,053)	$18,099	—	$7,496,455
International Equity Index Trust
John Hancock Collateral Trust	2,102,137	$25,107,529	$40,677,499	$(44,752,022)	$(166)	$(16,727)	$63,512	—	$21,016,113
International Small Company Trust
John Hancock Collateral Trust	676,782	$7,757,392	$5,377,239	$(6,362,600)	$(1,225)	$(4,673)	$43,207	—	$6,766,133
Investment Quality Bond Trust
John Hancock Collateral Trust	404,857	$1,765,533	$9,023,040	$(6,740,433)	$(2,650)	$2,072	$2,549	—	$4,047,562
Lifestyle Aggressive Portfolio
John Hancock Collateral Trust	—	$253,615	$1,550,830	$(1,803,161)	$(1,299)	$15	$407	—	—
Strategic Equity Allocation	1,514,127	30,233,735	2,655,505	(2,142,493)	143,586	(6,921,707)	—	—	$23,968,626
					$142,287	$(6,921,692)	$407	—	$23,968,626
Lifestyle Balanced Portfolio
Select Bond	30,103,712	$500,438,961	$7,829,629	$(94,840,402)	$2,731,026	$1,379,266	—	—	$417,538,480
Strategic Equity Allocation	26,027,518	510,455,981	22,291,116	(9,253,072)	1,690,450	(113,168,860)	—	—	412,015,615
					$4,421,476	$(111,789,594)	—	—	$829,554,095
Lifestyle Conservative Portfolio
Select Bond	10,526,995	$149,135,737	$8,586,185	$(12,827,620)	$151,363	$963,759	—	—	$146,009,424
Strategic Equity Allocation	2,329,037	37,283,934	10,831,799	(2,847,769)	155,488	(8,554,793)	—	—	36,868,659
					$306,851	$(7,591,034)	—	—	$182,878,083
Lifestyle Growth Portfolio
Select Bond	110,451,963	$1,820,552,437	—	$(303,909,946)	$6,433,378	$8,892,856	—	—	$1,531,968,725
Strategic Equity Allocation	214,372,137	4,385,159,928	$99,384,412	(158,852,665)	30,877,796	(963,058,545)	—	—	3,393,510,926
					$37,311,174	$(954,165,689)	—	—	$4,925,479,651
Lifestyle Moderate Portfolio
Select Bond	11,471,682	$186,255,957	$2,198,537	$(30,675,019)	$744,456	$588,296	—	—	$159,112,227
Strategic Equity Allocation	6,648,496	125,255,690	11,844,589	(4,309,219)	787,604	(28,332,980)	—	—	105,245,684
					$1,532,060	$(27,744,684)	—	—	$264,357,911
Managed Volatility Aggressive Portfolio

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Blue Chip Growth	869,370	$37,946,014	$2,645	$(7,362,896)	$863,565	$(5,420,393)	—	—	$26,028,935
Emerging Markets Equity	2,145,631	27,874,276	498,610	(3,112,594)	(460,277)	(5,682,444)	—	—	19,117,571
Equity Income	2,388,926	37,966,453	954,653	(1,924,610)	(1,507,161)	(9,450,045)	—	—	26,039,290
Fundamental Large Cap Core	672,579	38,647,447	697,017	(3,456,349)	(1,078,080)	(8,303,685)	—	—	26,506,350
Mid Cap Stock	638,482	14,394,408	490,997	(2,979,538)	45,001	(2,137,402)	—	—	9,813,466
Mid Value	1,442,211	14,404,232	618,257	(998,225)	(1,013,283)	(3,131,839)	—	—	9,879,142
Multifactor Developed International ETF	448,772	14,675,324	293,261	(1,357,280)	(327,771)	(3,096,410)	—	—	10,187,124
Multifactor Emerging Markets ETF	428,401	11,954,155	515,218	(935,518)	(158,654)	(2,897,145)	—	—	8,478,056
Multifactor Large Cap ETF	472,860	22,097,218	7,314	(2,192,251)	313,531	(5,056,463)	—	—	15,169,349
Multifactor Mid Cap ETF	255,531	10,603,588	510,179	(1,027,310)	37,522	(2,864,343)	—	—	7,259,636
Multifactor Small Cap ETF	557,415	15,582,789	867,810	(973,431)	(399,024)	(4,481,685)	—	—	10,596,459
Small Cap Growth	241,518	5,070,866	48,971	(957,351)	(377,830)	(306,803)	—	—	3,477,853
Small Cap Value	300,852	5,070,866	754,694	(493,928)	(410,645)	(1,443,134)	—	—	3,477,853
Strategic Equity Allocation	3,469,796	80,085,844	—	(7,811,993)	16,756	(17,363,734)	—	—	54,926,873
					$(4,456,350)	$(71,635,525)	—	—	$230,957,957
Managed Volatility Balanced Portfolio
Blue Chip Growth	7,206,527	$273,335,639	$11,062,040	$(37,221,861)	$7,666,652	$(39,079,038)	—	—	$215,763,432
Bond	42,878,086	838,413,777	6,898,901	(150,410,485)	5,305,154	(23,591,143)	$6,898,901	—	676,616,204
Core Bond	17,261,950	291,118,496	—	(61,247,303)	(1,955,522)	7,364,709	—	—	235,280,380
Emerging Markets Equity	17,906,009	203,286,380	7,459,125	(6,131,916)	724,893	(45,795,944)	—	—	159,542,538
Equity Income	19,568,218	274,551,879	21,100,125	(3,389,874)	(66,621)	(78,901,934)	—	—	213,293,575
Fundamental Large Cap Core	6,345,638	319,202,424	24,191,671	(17,509,119)	(278,434)	(75,524,929)	—	—	250,081,613
Mid Cap Stock	3,633,298	71,872,719	4,135,885	(10,180,710)	1,354,439	(11,338,537)	—	—	55,843,796
Mid Value	8,097,870	72,289,978	5,028,279	(1,104,136)	(553,957)	(20,189,754)	—	—	55,470,410
Multifactor Developed International ETF	4,213,014	119,482,650	5,663,779	(1,553,453)	(246,828)	(27,710,730)	—	—	95,635,418
Multifactor Emerging Markets ETF	3,428,739	86,878,572	4,229,528	(815,898)	84,925	(22,522,382)	—	—	67,854,745
Multifactor Large Cap ETF	4,048,820	165,193,272	7,945,409	(8,103,600)	2,598,647	(37,747,582)	—	—	129,886,146
Multifactor Mid Cap ETF	3,010,726	111,296,793	8,576,046	(4,513,713)	1,378,087	(31,202,487)	—	—	85,534,726
Multifactor Small Cap ETF	3,396,524	86,268,985	8,062,678	(2,397,473)	52,382	(27,418,651)	—	—	64,567,921
Select Bond	124,499,073	2,136,770,019	—	(420,956,558)	2,308,363	8,680,318	—	—	1,726,802,142
Small Cap Growth	2,086,480	38,019,173	1,679,841	(4,769,179)	(1,344,030)	(3,540,495)	—	—	30,045,310
Small Cap Value	2,464,702	38,177,292	4,591,741	(23,896)	(7,105)	(14,246,079)	—	—	28,491,953

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Strategic Equity Allocation	74,013,742	$1,498,762,188	$64,489,529	$(72,962,044)	$25,662,909	$(344,315,043)	—	—	$1,171,637,539
					$42,683,954	$(787,079,701)	$6,898,901	—	$5,262,347,848
Managed Volatility Conservative Portfolio
Blue Chip Growth	672,936	$22,557,952	$2,203,256	$(1,902,218)	$54,392	$(2,765,683)	—	—	$20,147,699
Bond	12,900,259	225,133,616	2,023,488	(18,791,578)	696,954	(5,496,394)	$1,881,332	—	203,566,086
Core Bond	5,177,487	78,045,847	186,686	(9,227,280)	(302,689)	1,866,584	—	—	70,569,148
Emerging Markets Equity	1,017,642	10,723,887	1,466,780	(649,851)	79,325	(2,552,949)	—	—	9,067,192
Equity Income	1,824,647	22,602,382	4,447,239	(437,173)	(1,023)	(6,722,777)	—	—	19,888,648
Fundamental Large Cap Core	485,101	22,239,215	3,448,383	(1,007,507)	6,901	(5,569,181)	—	—	19,117,811
Multifactor Developed International ETF	19,777	500,625	76,256	(8,033)	277	(120,187)	—	—	448,938
Multifactor Emerging Markets ETF	191,981	4,478,896	737,526	(204,796)	21,636	(1,233,958)	—	—	3,799,304
Multifactor Large Cap ETF	317,405	11,514,931	1,630,771	(427,618)	60,090	(2,595,822)	—	—	10,182,352
Multifactor Mid Cap ETF	438,251	14,017,009	2,919,709	(618,198)	24,691	(3,892,500)	—	—	12,450,711
Multifactor Small Cap ETF	393,231	8,533,062	2,161,272	(395,398)	(17,738)	(2,805,877)	—	—	7,475,321
Select Bond	37,388,514	573,521,345	546,281	(58,948,083)	228,158	3,230,989	—	—	518,578,690
Strategic Equity Allocation	5,459,017	99,440,287	11,727,856	(2,886,396)	513,006	(22,378,511)	—	—	86,416,242
					$1,363,980	$(51,036,266)	$1,881,332	—	$981,708,142
Managed Volatility Growth Portfolio
Blue Chip Growth	10,199,761	$414,427,942	$6,406,446	$(67,407,416)	$8,845,153	$(56,891,286)	—	—	$305,380,839
Bond	28,046,436	609,737,585	4,924,311	(158,581,466)	5,575,932	(19,083,605)	$4,924,311	—	442,572,757
Core Bond	11,308,363	212,118,572	—	(61,613,609)	(1,972,513)	5,600,538	—	—	154,132,988
Emerging Markets Equity	34,670,067	420,014,909	4,147,471	(22,566,616)	1,383,807	(94,069,275)	—	—	308,910,296
Equity Income	28,034,710	415,706,474	18,414,382	(10,143,436)	(1,516,624)	(116,882,460)	—	—	305,578,336
Fundamental Large Cap Core	10,037,379	538,134,696	22,998,352	(39,033,217)	(3,944,651)	(122,582,065)	—	—	395,573,115
Mid Cap Stock	7,513,055	157,444,151	9,082,180	(29,798,642)	3,489,764	(24,741,794)	—	—	115,475,659
Mid Value	16,976,251	158,196,399	9,006,262	(6,411,359)	(4,194,314)	(40,309,667)	—	—	116,287,321
Multifactor Developed International ETF	8,733,370	262,871,976	6,137,483	(9,586,139)	(1,776,970)	(59,398,851)	—	—	198,247,499
Multifactor Emerging Markets ETF	6,837,912	178,515,441	3,972,458	(1,405,386)	163,306	(45,923,541)	—	—	135,322,278
Multifactor Large Cap ETF	6,437,262	278,526,261	6,396,231	(19,682,761)	5,348,931	(64,081,297)	—	—	206,507,365
Multifactor Mid Cap ETF	5,064,209	194,821,431	14,900,963	(15,039,134)	2,781,396	(53,590,478)	—	—	143,874,178
Multifactor Small Cap ETF	7,029,913	181,185,595	17,550,313	(9,218,548)	(1,354,146)	(54,524,568)	—	—	133,638,646
Select Bond	81,871,659	1,562,212,801	—	(433,262,962)	4,411,159	2,198,913	—	—	1,135,559,911
Small Cap Growth	3,434,956	64,919,229	1,269,413	(7,931,583)	(2,822,500)	(5,971,196)	—	—	49,463,363

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Small Cap Value	4,278,838	$67,289,588	$10,305,091	$(3,962,270)	$(3,919,333)	$(20,249,713)	—	—	$49,463,363
Strategic Equity Allocation	123,547,611	2,660,599,437	47,854,222	(189,502,165)	58,283,013	(621,475,820)	—	—	1,955,758,687
					$68,781,410	$(1,391,976,165)	$4,924,311	—	$6,151,746,601
Managed Volatility Moderate Portfolio
Blue Chip Growth	1,905,490	$69,243,569	$3,544,979	$(7,690,030)	$1,694,118	$(9,742,259)	—	—	$57,050,377
Bond	15,270,252	288,323,130	2,382,112	(43,624,269)	1,675,218	(7,791,609)	$2,382,113	—	240,964,582
Core Bond	6,151,892	100,017,684	—	(18,091,746)	(492,888)	2,417,232	—	—	83,850,282
Emerging Markets Equity	3,340,232	37,178,650	2,030,847	(1,132,899)	282,243	(8,597,377)	—	—	29,761,464
Equity Income	4,979,734	69,451,100	5,282,463	(416,580)	(150,207)	(19,887,679)	—	—	54,279,097
Fundamental Large Cap Core	1,526,544	76,140,670	5,636,725	(3,453,123)	(5,631)	(18,157,557)	—	—	60,161,084
Mid Cap Stock	999,057	18,948,306	1,323,584	(2,253,263)	417,912	(3,081,034)	—	—	15,355,505
Mid Value	2,144,706	19,030,342	1,254,265	(105,895)	(47,383)	(5,440,095)	—	—	14,691,234
Multifactor Developed International ETF	643,946	17,717,938	1,063,793	(9,804)	(2,405)	(4,151,948)	—	—	14,617,574
Multifactor Emerging Markets ETF	645,545	15,984,110	1,127,042	(159,257)	15,831	(4,192,390)	—	—	12,775,336
Multifactor Large Cap ETF	990,994	39,451,332	2,306,861	(1,481,757)	204,427	(8,689,775)	—	—	31,791,088
Multifactor Mid Cap ETF	392,513	14,405,789	1,068,260	(451,850)	47,469	(3,918,374)	—	—	11,151,294
Multifactor Small Cap ETF	478,336	11,818,604	1,234,674	(220,618)	5,243	(3,744,736)	—	—	9,093,167
Select Bond	44,381,268	735,358,416	—	(123,945,290)	706,241	3,448,822	—	—	615,568,189
Small Cap Growth	508,017	8,875,311	487,767	(899,189)	(232,007)	(916,442)	—	—	7,315,440
Small Cap Value	583,034	8,897,554	1,165,811	(5,218)	(399)	(3,317,878)	—	—	6,739,870
Strategic Equity Allocation	17,827,495	348,104,722	18,743,462	(9,784,423)	2,207,351	(77,061,861)	—	—	282,209,251
					$6,325,133	$(172,824,960)	$2,382,113	—	$1,547,374,834
Mid Cap Index Trust
John Hancock Collateral Trust	4,127,002	$49,737,656	$74,327,643	$(82,815,633)	$936	$9,104	$54,928	—	$41,259,706
Mid Cap Stock Trust
John Hancock Collateral Trust	3,681,200	$76,002,767	$113,850,821	$(153,051,810)	$(15,492)	$16,507	$375,327	—	$36,802,793
Mid Value Trust
John Hancock Collateral Trust	2,194,489	$62,363,194	$59,927,194	$(100,329,846)	$(16,915)	$(4,223)	$26,926	—	$21,939,404
Mutual Shares Trust
John Hancock Collateral Trust	14,396	$2,900,493	$8,517,165	$(11,270,194)	$(3,513)	$(24)	$1,824	—	$143,927
Real Estate Securities Trust
John Hancock Collateral Trust	127,803	—	$2,046,022	$(767,958)	$(91)	$(259)	$584	—	$1,277,714
Science & Technology Trust
John Hancock Collateral Trust	1,905,165	$42,032,279	$102,167,306	$(125,128,225)	$(21,539)	$(2,934)	$40,978	—	$19,046,887
Select Bond Trust
John Hancock Collateral Trust	8,837,661	$190,322,173	$599,593,015	$(701,490,893)	$(72,364)	$2,589	$138,670	—	$88,354,520

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Short Term Government Income Trust
John Hancock Collateral Trust	—	—	$4,235,000	$(4,236,901)	$1,901	—	$837	—	—
Small Cap Index Trust
John Hancock Collateral Trust	2,638,291	$2,861,808	$43,133,242	$(19,581,089)	$(20,171)	$(17,479)	$4,075	—	$26,376,311
Small Cap Opportunities Trust
John Hancock Collateral Trust	183,343	$2,239,790	$6,080,789	$(6,487,808)	$91	$110	$9,787	—	$1,832,972
Small Cap Stock Trust
John Hancock Collateral Trust	1,225,877	$29,586,924	$46,340,491	$(63,664,675)	$(7,483)	$444	$136,006	—	$12,255,701
Small Cap Value Trust
John Hancock Collateral Trust	673,531	$13,393,947	$25,797,349	$(32,453,252)	$(2,317)	$(2,097)	$6,770	—	$6,733,630
Small Company Value Trust
John Hancock Collateral Trust	810,201	$11,047,283	$15,077,332	$(18,018,505)	$(1,100)	$(5,028)	$46,143	—	$8,099,982
Strategic Equity Allocation Trust
John Hancock Collateral Trust	12,076,013	$228,993,780	$330,811,316	$(438,994,472)	$(51,884)	$(28,799)	$330,624	—	$120,729,941
Strategic Income Opportunities Trust
John Hancock Collateral Trust	356,561	$4,054,538	$10,415,225	$(10,899,481)	$(1,767)	$(3,801)	$14,895	—	$3,564,714
Total Bond Market Trust
John Hancock Collateral Trust	2,675,830	$6,884,643	$36,313,476	$(16,443,573)	$(2,551)	$(386)	$11,207	—	$26,751,609
Total Stock Market Index Trust
John Hancock Collateral Trust	737,286	$15,859,493	$17,305,878	$(25,795,201)	$(2,655)	$3,499	$46,267	—	$7,371,014
Ultra Short Term Bond Trust
John Hancock Collateral Trust	97,368	$3,347,366	$16,237,393	$(18,615,368)	$3,619	$429	$1,828	—	$973,439
Investment in affiliates of advisor. Information regarding the portfolios’ fiscal year to date purchases and sales of affiliated investments of the advisor as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Equity Index Trust
Manulife Financial Corp.	68,800	$1,465,629	—	$(56,535)	$17,339	$(562,583)	$12,930	—	$863,850
Restricted securities. The portfolios may hold restricted securities which are restricted as to resale and the portfolios have limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at March 31, 2020:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Health Sciences Trust
Acerta Pharma BV, Class B	2-8-16	$128,018	4,276,305	—	—	4,276,305	0.2%	$396,841
Doximity, Inc.	4-10-14	152,390	31,611	—	—	31,611	0.2%	449,192
JAND, Inc., Class A	4-23-15	170,752	14,867	—	—	14,867	0.1%	221,964
JAND, Inc., Series D	4-23-15	381,289	33,198	—	—	33,198	0.2%	495,646
								$1,563,643
High Yield Trust
KCAD Holdings I, Ltd.	3-21-11	$1,353,651	165,553,563	—	—	165,553,563	0.0%*	$166
MWO Holdings LLC	8-30-16	438,156	445	—	—	445	0.0%*	25,841
New Cotai, Inc., Class B	4-12-13	—	3	—	—	3	0.0%	—
								$26,007

Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Mid Cap Stock Trust
Coupang LLC	11-20-14	$3,902,615	707,162	—	—	707,162	0.7%	$4,143,969
DraftKings, Inc.	12-4-14	1,551,991	1,058,486	—	—	1,058,486	0.7%	4,201,432
Essence Group Holdings Corp.	5-1-14	2,731,549	1,663,188	—	—	1,663,188	0.7%	4,390,816
JAND, Inc., Class A	4-23-15	345,543	28,798	—	—	28,798	0.1%	429,954
JAND, Inc., Series D	4-23-15	771,614	64,307	—	—	64,307	0.1%	960,104
Lookout, Inc., Series F	7-31-14	2,338,736	211,003	—	—	211,003	0.2%	1,405,280
MarkLogic Corp., Series F	4-27-15	2,909,989	253,035	—	—	253,035	0.5%	2,603,730
The Honest Company, Inc., Series C	8-20-14	2,080,622	75,561	—	—	75,561	0.4%	2,405,862
The We Company, Inc., Series D1	12-8-14	1,983,758	92,333	—	—	92,333	0.2%	1,073,833
The We Company, Inc., Series D2	12-8-14	1,700,068	81,039	—	—	81,039	0.1%	942,484
								$22,557,464
Science & Technology Trust
Airbnb, Inc., Series E	7-14-15	$802,846	8,624	—	—	8,624	0.1%	$793,149
DiDi Chuxing, Inc.	10-19-15	260,905	9,513	—	—	9,513	0.1%	387,607
								$1,180,756
Small Cap Stock Trust
DraftKings, Inc.	7-13-15	$1,234,765	327,094	—	—	327,094	0.6%	$1,298,329
MarkLogic Corp., Series F	4-27-15	1,781,885	153,423	—	—	153,423	0.7%	1,578,723
The Honest Company, Inc., Series D	8-3-15	1,233,280	26,954	—	—	26,954	0.5%	1,015,896
								$3,892,948
*	Less than 0.05%.
American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust and American International Trust (collectively, the JHVIT Feeder Funds), Lifestyle Aggressive Portfolio, Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio and Lifestyle Moderate Portfolio (collectively, the Lifestyle Portfolios) operate as "funds of funds,", investing in shares of mutual funds (underlying funds). The accounting policies of the underlying funds in which the Lifestyle Portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements. These are available on the Securities and Exchange Commission (SEC) website at sec.gov. John Hancock underlying funds' shareholder reports are also available without charge by calling 800-344-1029 or visiting jhannuities.com. The American Funds Insurance Series’ accounting policies are outlined in their financial statements, available at the Securities and Exchange Commission’s (SEC) website at www.sec.gov. The underlying funds are not covered by this report.
For additional information on the portfolios' significant accounting policies and risks, please refer to the portfolios' most recent semiannual or annual shareholder report and prospectus.